	As filed with the Securities and Exchange	Registration No. 333-01107*
	Commission on April 10, 2012	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 60 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2824

J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2012 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Fixed and Variable Annuity
Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statements: 033-88720; 033-75964 (which had included a combined prospectus for earlier Registration Statements: 033-75958, 033-75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration Statements: 033-75970, 033-75954, and
033-75956); 033-75982 (which had included a combined prospectus for earlier Registration
Statements: 033-75968, 033-75966, 033-75990, and the individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-91846 (which had included a combined prospectus for earlier Registration Statement: 033-75976).

PART A

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

April 30, 2012 Supplement to the April 30, 2012 Contract Prospectus
or Contract Prospectus Summary

Oregon University System

We have issued group contracts to Oregon University System (“OUS”) as funding vehicles for its
403(b) and 401(a) plans. We do not serve as record keeper for participant accounts under these contracts;
rather, we have issued them as unallocated contracts. OUS has designated Fidelity Investments
Institutional Operations Company, Inc. (“Fidelity”) to be its administrative service provider for its plans and to act as record keeper for the individual accounts under the contracts. As directed by OUS, we pay
Fidelity up to 16 bps of the average amount invested in the ING Life Insurance and Annuity Company
(the “Company,” “we,” “us” and “our”) contracts under the plans in consideration for providing these participant-level record keeping services.

Because we are not serving as participant record keeper for these contracts, the following information supersedes any information to the contrary in the Contract Prospectus and Contract Prospectus Summary:

1	. Participant transfers will not be monitored by the Company under its excessive trading policy.
Instead, Fidelity will monitor transfers pursuant to its own excessive trading policy. You may obtain more information about Fidelity’s excessive trading policy by contacting Fidelity as provided for in your enrollment materials; and
2	. All inquiries, transactions requests, and administrative requests should be directed to Fidelity as provided for in your enrollment materials. Any such requests directed to the Company will be considered not in good order.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

	XCS.01107-12OUS	April 2012

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

April 30, 2012 Supplement to April 30, 2012 Contract Prospectus and
Contract Prospectus Summary

St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the St. John’s Regional Health Center tax-deferred annuity plan. (See “FEES – Early
Withdrawal Charge” in the Contract Prospectus and the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

XCS.01107-12SJ	April 2012

ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

MULTIPLE SPONSORED RETIREMENT OPTIONS

Supplement dated April 30, 2012, to the Contract Prospectus and

Contract Prospectus Summary each dated April 30, 2012

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Contract Prospectus Summary each dated April 30, 2012. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

NOTICE OF AND IMPORTANT INFORMATION REGARDING
AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING Artio Foreign Portfolio.

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the ING Artio
Foreign Portfolio. Subject to shareholder approval, effective on or about July 21, 2012 (the “Reorganization
Effective Date”), the ING Artio Foreign Portfolio (the “Merging Fund”) will be reorganized and will merge with and into the following “Surviving Fund.”
Merging Fund	Surviving Fund
ING Artio Foreign Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class I)

· Prior to the Reorganization Effective Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available fixed interest option. See the
“TRANSFERS” section of your Contract Prospectus or the “INVESTMENT OPTIONS” section of your
Contract Prospectus Summary for information about making subaccount transfers, including applicable restrictions and limits on transfers.
· On the Reorganization Effective Date, your investment in the subaccount that invests in the Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value.
· On the Reorganization Effective Date, all existing account balances invested in Class S shares of the ING Artio
Foreign Portfolio will automatically become investments in the subaccount that invests in Class I shares of the
ING Templeton Foreign Equity Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.
· Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. You may give us alternative allocation instructions at any time by contacting the Company at: ING, USFS Customer Service, Defined Contribution Administration,
P.O. Box 990063, Hartford, CT 06199-0063, 1-800-262-3862.
· After the Reorganization Effective Date, the Merging Fund will no longer exist and all references to it in the
Contract Prospectus and Contract Prospectus Summary will be replaced by the corresponding Surviving Fund.

Page 1 of 2	April 2012

· The minimum and maximum “Total Annual Fund Operating Expenses” shown in the Contract Prospectus will not change as a result of the upcoming fund reorganization. Consequently, there will be no change to the
“Maximum Fund Fees and Expenses Examples” shown in the Contract Prospectus and Contract Prospectus
Summary.
· You will not incur any fees or charges or any tax liability because of the upcoming fund reorganization.
· Information about the investment advisers/subadvisers and the investment objective(s) of the Merging Fund and the Surviving Fund, can be found in an appendix to your Contract Prospectus and Contract Prospectus Summary.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:
ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One
Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial
Advisers, LLC has selling agreements.

Page 2 of 2	April 2012

ING LIFE INSURANCE AND ANNUITY COMPANY
Variable Annuity Account C
MULTIPLE SPONSORED RETIREMENT OPTIONS
CONTRACT PROSPECTUS – APRIL 30, 2012

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They
are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”).
Why Reading this Prospectus Is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors
(generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan.
Keep this document for future reference.
Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.
Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.
Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 12 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.
Fixed Interest Options:
• Guaranteed Accumulation Account	• Fixed Plus Account	• Fixed Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.
Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2012 Statement of Additional Information (“SAI”)
without charge by indicating your request on your enrollment materials or calling the Company at
1-800-262-3862 or writing to us at the address referenced under “CONTRACT OVERVIEW - Questions:
Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed
Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the
SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing
publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington,
D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is
333-01107. The number assigned to the registration statement for the Guaranteed Accumulation Account is
333-180532. The SAI table of contents is listed on page 52 of this prospectus. The SAI is incorporated into this prospectus by reference.
Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.
PRO.01107-12

CONTRACT PROSPECTUS – APRIL 30, 2012 (CONTINUED)

Variable Investment Options (The Funds)*
Alger Green Fund (Class A)(1)	ING Intermediate Bond Portfolio (Class I)	ING Templeton Foreign Equity Portfolio
Allianz NFJ Large-Cap Value Fund	ING International Index Portfolio (Class I)	(Class I)
(Institutional Class)(*)(1)	ING International Value Portfolio (Class I)	ING Templeton Global Growth Portfolio
Amana Growth Fund(1)	ING Invesco Van Kampen Comstock Portfolio	(Class S)
Amana Income Fund(1)	(Class S)	ING Thornburg Value Portfolio (Class I)
American Century® Income & Growth Fund	ING Invesco Van Kampen Equity and Income	ING UBS U.S. Large Cap Equity Portfolio
(A Class)(*) (1)	Portfolio (Class I)	(Class I)
American Century® Inflation-Adjusted Bond	ING Invesco Van Kampen Growth and Income	ING U.S. Bond Index Portfolio (Class I)
Fund (Investor Class)(1)	Portfolio (Class S)	ING U.S. Stock Index Portfolio (Class I)
Ariel Fund (Investor Class)(1)	ING JPMorgan Emerging Markets Equity	Invesco Mid Cap Core Equity Fund (Class A)(1)
Artisan International Fund (Investor Shares)(1)	Portfolio (Class S)	Invesco V.I. Core Equity Fund (Series I)
Aston/Fairpointe Mid Cap Fund (Class N)(1)	ING JPMorgan Mid Cap Value Portfolio	Invesco Van Kampen Small Cap Value Fund
BlackRock Mid Cap Value Opportunities Fund	(Class S)	(Class Y)(1)
(Investor A Shares)(1)	ING JPMorgan Small Cap Core Equity Portfolio	Invesco Van Kampen V.I. American Franchise
Calvert VP SRI Balanced Portfolio	(Class S)	Fund (Series I)
Cohen & Steers Realty Shares, Inc.(1)	ING Large Cap Growth Portfolio (Class I)	Janus Aspen Balanced Portfolio
ColumbiaSM Acorn® Fund (Class Z)(*)(1)	ING Large Cap Value Portfolio (Class I)	(Non-Service Shares)(*)
Columbia Diversified Equity Income Fund	ING Marsico Growth Portfolio (Class I)	Janus Aspen Enterprise Portfolio
(Class R4) (*) (1)	ING MFS Total Return Portfolio (Class S)	(Non-Service Shares)(*)
Columbia Mid Cap Value Fund (Class A)(1)	ING MFS Utilities Portfolio (Class S)	Janus Aspen Flexible Bond Portfolio
Columbia Mid Cap Value Fund (Class Z)(*)(1)	ING MidCap Opportunities Portfolio (Class I)	(Non-Service Shares)(*)
EuroPacific Growth Fund® (Class R-4)(1)	ING Money Market Portfolio (Class I)	Janus Aspen Janus Portfolio
Fidelity® VIP Contrafund® Portfolio	ING Oppenheimer Global Portfolio (Class I)	(Non-Service Shares)(*)
(Initial Class)	ING PIMCO High Yield Portfolio (Class S)	Janus Aspen Worldwide Portfolio
Fidelity® VIP Equity-Income Portfolio	ING PIMCO Total Return Portfolio (Class S)	(Non-Service Shares)(*)
(Initial Class)	ING Pioneer Fund Portfolio (Class I)	Lazard U.S. Mid Cap Equity Portfolio
Fidelity® VIP Growth Portfolio (Initial Class)	ING Pioneer High Yield Portfolio (Class I)	(Open Shares)(1)
Fidelity® VIP Mid Cap Portfolio (Initial Class)(*)	ING Pioneer Mid Cap Value Portfolio (Class I)	LKCM Aquinas Growth Fund(*)(1)
Fidelity® VIP Overseas Portfolio (Initial	ING RussellTM Large Cap Growth Index Portfolio	Loomis Sayles Small Cap Value Fund
Class)(*)	(Class I)	(Retail Class)(1)
Franklin Small Cap Value Securities Fund	ING RussellTM Large Cap Index Portfolio	Lord Abbett Series Fund - Mid Cap Stock
(Class 2)	(Class I)	Portfolio (Class VC)(2)
Fundamental InvestorsSM (Class R-4)(1)	ING RussellTM Large Cap Value Index Portfolio	Neuberger Berman Socially Responsive Fund®
ING American Century Small-Mid Cap Value	(Class S)	(Trust Class)(1)
Portfolio (Class S)	ING RussellTM Mid Cap Growth Index Portfolio	New Perspective Fund® (Class R-4)(1)
ING Artio Foreign Portfolio (Class S)	(Class S)	Oppenheimer Developing Markets Fund
ING Balanced Portfolio (Class I)	ING RussellTM Mid Cap Index Portfolio	(Class A)(1)
ING Baron Growth Portfolio (Class S)(2)	(Class I)	Oppenheimer Global Securities Fund/VA(*)
ING BlackRock Health Sciences Opportunities	ING RussellTM Small Cap Index Portfolio	Oppenheimer Global Strategic Income
Portfolio (Class S)	(Class I)	Fund/VA(*)
ING BlackRock Large Cap Growth Portfolio	ING Small Company Portfolio (Class I)(*)	Oppenheimer Main Street Small- & Mid-Cap
(Class I)	ING SmallCap Opportunities Portfolio (Class I)	Fund® /VA
ING BlackRock Science and Technology	ING Solution Growth Portfolio (Class S)(3)	Pax World Balanced Fund (Individual Investor
Opportunities Portfolio (Class I)	ING Solution Income Portfolio (Class S)(3)	Class)(1)
ING Clarion Global Real Estate Portfolio	ING Solution Moderate Portfolio (Class S)(3)	PIMCO VIT Real Return Portfolio
(Class I)	ING Solution 2015 Portfolio (Class S)(3)	(Administrative Class)
ING Clarion Real Estate Portfolio (Class S)	ING Solution 2025 Portfolio (Class S)(3)	Pioneer Emerging Markets VCT Portfolio
ING Columbia Small Cap Value II Portfolio	ING Solution 2035 Portfolio (Class S)(3)	(Class I)
(Class S)	ING Solution 2045 Portfolio (Class S)(3)	Pioneer High Yield VCT Portfolio (Class I)
ING Davis New York Venture Portfolio	ING Solution 2055 Portfolio (Class S)(3)	SMALLCAP World Fund® (Class R-4)(1)
(Class S)	ING Strategic Allocation Conservative Portfolio	Templeton Global Bond Fund (Class A)(1)
ING FMRSM Diversified Mid Cap Portfolio	(Class I)(3)	The Bond Fund of AmericaSM (Class R-4)(1)
(Class S)(**)	ING Strategic Allocation Growth Portfolio	The Growth Fund of America® (Class R-4)(1)
ING Global Bond Portfolio (Class I)	(Class I)(3)	The Hartford Capital Appreciation Fund
ING Global Resources Portfolio (Class S)	ING Strategic Allocation Moderate Portfolio	(Class R4)(*)(1)
ING GNMA Income Fund (Class A)(1)	(Class I)(3)	The Hartford Dividend and Growth Fund
ING Growth and Income Portfolio (Class I)	ING T. Rowe Price Capital Appreciation	(Class R4)(*)(1)
ING Index Plus LargeCap Portfolio (Class I)	Portfolio (Class S)	USAA Precious Metals and Minerals Fund
ING Index Plus MidCap Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap Growth	(Adviser Shares)(1)
ING Index Plus SmallCap Portfolio (Class I)	Portfolio (Class I)	Wanger International
ING Index Solution Income Portfolio (Class S)(3)	ING T. Rowe Price Equity Income Portfolio	Wanger Select
ING Index Solution 2015 Portfolio (Class S)(3)	(Class S)	Wanger USA
ING Index Solution 2025 Portfolio (Class S)(3)	ING T. Rowe Price Growth Equity Portfolio	Washington Mutual Investors FundSM
ING Index Solution 2035 Portfolio (Class S)(3)	(Class I)	(Class R-4)(1)
ING Index Solution 2045 Portfolio (Class S)(3)	ING T. Rowe Price International Stock Portfolio	Wells Fargo Advantage Special Small Cap
ING Index Solution 2055 Portfolio (Class S)(3)	(Class S)	Value Fund (Class A)(1)

(*)	Please see “APPENDIX V - Description of Underlying Funds” for further information regarding the availability of certain funds.
(**)	FMRSM is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public in addition to being available through variable annuity contracts. See “INVESTMENT OPTIONS - Risks of Investing in the Funds.”
(2)	This fund has changed its name to the name listed above on or about the date of this prospectus. See “APPENDIX V - Description of Underlying Funds” for a complete list of former and current fund names.
(3)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES - Fund of Funds” for additional information.

CONTRACT OVERVIEW:		4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE		6
CONDENSED FINANCIAL INFORMATION		8
THE COMPANY		8
CONTRACT PURCHASE AND PARTICIPATION		9
CONTRACT OWNERSHIP AND RIGHTS		11
RIGHT TO CANCEL		12
INVESTMENT OPTIONS		12
FEES		16
YOUR ACCOUNT VALUE		24
TRANSFERS		26
WITHDRAWALS		29
SYSTEMATIC DISTRIBUTION OPTIONS		31
LOANS		31
DEATH BENEFIT		32
INCOME PHASE		35
TAX CONSIDERATIONS		38
CONTRACT DISTRIBUTION		47
OTHER TOPICS		49
Anti-Money Laundering - Performance Reporting - Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm
Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION		52
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT		53
APPENDIX II - FIXED ACCOUNT		56
APPENDIX III - FIXED PLUS ACCOUNT		58
APPENDIX IV - PARTICIPANT APPOINTMENT OF EMPLOYER AS		62
AGENT UNDER AN ANNUITY CONTRACT
APPENDIX V - DESCRIPTION OF UNDERLYING FUNDS		63
APPENDIX VI - CONDENSED FINANCIAL INFORMATION	CFI	-1

PRO.01107-12 3

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this	Questions: Contacting the
prospectus for additional information.	Company. Contact your local
representative or write or call the
Who’s Who	Company:
ING
You (the “participant”)*: The individual who participates in the contract	USFS Customer Service
through a retirement plan.	Defined Contribution
Administration
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.	P.O. Box 990063
Hartford, CT 06199-0063
Contract Holder*: The person to whom we issue the contract. Generally, the	1-800-262-3862
plan sponsor or a trust. We may also refer to the contract holder as the
contract owner.	Sending Forms and Written
Requests in Good Order.
We (the “Company”): ING Life Insurance and Annuity Company. We issue
the contract.	If you are writing to change your
beneficiary, request a withdrawal,
For greater detail, review “CONTRACT OWNERSHIP AND RIGHTS” and	or for any other purpose, contact
“CONTRACT PURCHASE AND PARTICIPATION.”	your local representative or the
Company to learn what
information is required in order
The Contract and Your Retirement Plan	for the request to be in “good
order.” By contacting us, we can
Retirement Plan (“plan”): A plan sponsor has established a plan for you.	provide you with the appropriate
This contract is offered as a funding option for that plan. We are not a party to	administrative form for your
the plan.	requested transaction.
Generally, a request is considered
Plan Type: We refer to the plan by the Tax Code section under which it	to be in “good order” when it is
qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment	signed, dated and made with such
under Tax Code section 457. To learn which Tax Code section applies to your	clarity and completeness that we
plan, contact your plan sponsor, your local representative or the Company.	are not required to exercise any
discretion in carrying it out.
Use of an Annuity Contract in your Plan: Under the federal tax laws,
earnings on amounts held in annuity contracts are generally not taxed until	We can only act upon written
requests that are received in good
they are withdrawn. However, in the case of a qualified retirement account	order.
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or
Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND
PARTICIPATION.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words “you” and
“participant” apply to these individuals. The words “contract holder” and “contract owner” also apply to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

PRO.01107-12 4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans, or in some plans under 401(a), 401(k), Roth 401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “RIGHT TO CANCEL.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS” and “TAX CONSIDERATIONS.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees: Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)	Payments to Your
Account
STEP 1: You or the contract holder provide ING Life	Step 1 ||
Insurance and Annuity Company with your completed	ING Life Insurance and Annuity Company
enrollment materials.	||	Step 2		||
Variable Annuity
According to the plan, we set up one or more accounts for	Fixed		Account C
you. We may set up one or more accounts for employer	Interest
contributions and/or for one or more accounts for	Option	Variable Investment
contributions from your salary. Alternatively, we may issue			Options
the contract to an employer or a plan on an unallocated
basis. In that case, we establish a single account under the		The Subaccounts
contract for the contract holder, and the recordkeeper		A	B	Etc.
designated by the plan establishes and maintains an			|| Step 3 ||
Mutual Mutual Etc.
individual account or accounts for each participant.		Fund A Fund B
STEP 2: The contract holder, or you if permitted by your
plan, directs us to invest your account dollars in any of the following:
• Fixed Interest Options; or
• Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity
Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “INCOME PHASE.” In general, you may:
•	Receive income phase payments over a lifetime or for a specified period;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
•	Select an option that provides a death benefit to beneficiaries; or
•	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-12	5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the			In this section:
accumulation phase when buying, owning, and withdrawing account value from			• Maximum Transaction
your contract. See “INCOME PHASE” for fees that may apply after you begin			Expenses;
receiving payments under the contract.			• Maximum Periodic Fees and
Charges;
Maximum Transaction Expenses			• Fund Fees and Expenses; and
• Examples.
The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from
the contract or transfer cash value between investment options. State premium			See “FEES” for:
taxes may also be deducted.*			• Early Withdrawal Charge
Schedules;
Maximum Early Withdrawal Charge[1]			• How, When and Why Fees are
(as a percentage of amount withdrawn, if applicable)			Deducted;
• Reduction, Waiver and/or
Applicable to Texas K-12 contracts		7%	Elimination of Certain Fees;
Applicable to all other contracts		5%	• Redemption Fees; and
Loan Interest Rate Spread (per annum)[2]		3.0%	• Premium and Other Taxes.
Loan Initiation Fee[3]		$100.00
Texas K-12 contracts are
voluntary 403(b) annuity contracts
Maximum Periodic Fees and Charges			for employees of K-12 public
schools in Texas who became
The next table describes the fees and expenses that you will pay			participants under the contract on
periodically during the time that you own the contract, not including			and after June 1, 2002. These
contracts meet the requirements
fund fees and expenses.			established by the Teachers
Retirement System of Texas in
Applicable to		Applicable	support of Senate Bill 273.
	Texas K-12	to all other
	contracts	contracts

Maximum Annual Maintenance Fee[4]	$0.00	$30.00

Separate Account Annual Expenses[4]
(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge[5]	1.25%	1.50%

Maximum Administrative Expense Charge	0.25%[6]	0.25%[7]

Maximum Total Separate Account Expenses	1.50%	1.75%
1	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “FEES” section.
In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”
2	This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a loan interest rate spread between 0.0% up to 3.0% per annum. Currently, the loan interest spread for most contracts is 2.5% per annum. See
“LOANS - Charges Associated with Loans.”
3	Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “LOANS - Charges Associated with Loans.”
4	These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”
5	A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “DEATH BENEFIT.”
6	We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.
7	We only impose this charge under some contracts. See “FEES.”

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “FEES - Premium and Other Taxes.”

PRO.01107-12		6

	Fund Fees and Expenses

	The next item shows the minimum and maximum total operating expenses charged by the funds that you may
	pay periodically during the time that you own the contract. The minimum and maximum expenses listed
	below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee
	waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and
	expenses is contained in the prospectus for each fund.

						Applicable to Texas K-12			Applicable to All Other
						Contracts				Contracts
						Minimum	Maximum		Minimum	Maximum
	Total Annual Fund Operating Expenses
	(expenses that are deducted from fund assets,
	including management fees, distribution (12b-1)					0.26%	1.47%		0.26%		1.90%
	and/or service fees, and other expenses)

	See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds,
	including information about the revenue we may receive from each of the funds or the funds’ affiliates.

	Examples

	The following examples are intended to help you compare the cost of investing in the contract with the
	cost of investing in other variable annuity contracts. For each type of contract, these costs include maximum
	transaction expenses, (assuming no loans) maximum maintenance fees (converted to a percentage of assets
	equal to 0.196%), maximum separate account annual expenses, and fund fees and expenses applicable to that
	type of contract.

	Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the
	contract for the time periods indicated. The examples also assume that your investment has a 5% return each year
	and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or
	lower, based on these assumptions, your costs would be:

							(B) If you do not withdraw your entire
		(A) If you withdraw your entire account					account value or if you select an income
		value at the end of the applicable time					phase payment option at the end of the
		period*:					applicable time period**:

		1	Year	3 Years	5 Years	10 Years	1	Year	3 Years	5 Years	10 Years
	Applicable
	to Texas K-	$963		$1,503	$2,060	$3,290	$300		$918	$1,562	$3,290
	12 contracts

	Applicable
	to all other	$893		$1,691	$2,509	$4,075	$387		$1,174	$1,979	$4,075

	contracts*
	* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based
	on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment
	was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3
	and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless
	of the number of purchase payment periods completed, and no early withdrawal charge would apply.
	** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a
lump	-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum
	payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer
	to Example A.)

	PRO.01107-12						7

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

						(B) If you do not withdraw your entire
	(A) If you withdraw your entire					account value or if you select an income
	account value at the end of the					phase payment option at the end of the
	applicable time period*:					applicable time period**:

	1	Year	3 Years	5 Years	10 Years	1	Year	3 Years	5 Years	10 Years
Applicable to
Texas K-12	$850		$1,159	$1,482	$2,073	$179		$554	$954	$2,073
contracts

Applicable to all
other contracts*	$738		$1,233	$1,756	$2,540	$224		$690	$1,183	$2,540

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump -sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

PRO.01107-12					8

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof. On November 10,
2010, ING announced that ING and its U.S. insurance affiliates, including the Company, are preparing for a base case of an initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. These currently include an inquiry regarding the
Company’s policy for correcting errors made in processing trades for ERISA plans or plan participants. Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee
Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

PRO.01107-12	9

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates)
that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. To purchase the contract:
• The contract holder submits the required forms and application to the Company; and
• We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:
• We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and
• If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder.
If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:
• Lump-sum payments: A one time payment to your account in the form of a transfer from a previous plan;
and/or
• Installment payments: More than one payment made over time to your account.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the
Tax Code and the plan. Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawal charge schedule. See “FEES - Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “INVESTMENT
OPTIONS” and “TRANSFERS.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the
Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “APPENDIX III - Fixed Plus Account.”

PRO.01107-12 10

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “TAX
CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:
• Under 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;
• Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and
• Under Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

PRO.01107-12 11

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:
• Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and
• Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1,
2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS –Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants, see “APPENDIX IV.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s)
(and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

PRO.01107-12 12

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus.
We also provide a brief description of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
•	Mixed funding - bought for annuities and life insurance; and
•	Shared funding - bought by more than one company.

Public Funds. The following funds, which are available through the contracts, are also available to the general public:
•	Alger Green Fund	•	Invesco Van Kampen Small Cap Value Fund
•	Allianz NFJ Large-Cap Value Fund	•	Lazard U.S. Mid Cap Equity Portfolio
•	Amana Growth Fund	•	LKCM Aquinas Growth Fund
•	Amana Income Fund	•	Loomis Sayles Small Cap Value Fund
•	American Century® Income & Growth Fund	•	Neuberger Berman Socially Responsive Fund®
•	American Century® Inflation-Adjusted Bond Fund	•	New Perspective Fund®
•	Ariel Fund	•	Oppenheimer Developing Markets Fund
•	Artisan International Fund	•	Pax World Balanced Fund
•	Aston/Fairpointe Mid Cap Fund	•	SMALLCAP World Fund®
•	BlackRock Mid Cap Value Opportunities Fund	•	Templeton Global Bond Fund
•	Cohen & Steers Realty Shares, Inc.	•	The Bond Fund of AmericaSM
•	ColumbiaSM Acorn® Fund	•	The Growth Fund of America®
•	Columbia Diversified Equity Income Fund	•	The Hartford Capital Appreciation Fund
•	Columbia Mid Cap Value Fund	•	The Hartford Dividend and Growth Fund
•	EuroPacific Growth Fund®	•	USAA Precious Metals and Minerals Fund
•	Fundamental InvestorsSM	•	Washington Mutual Investors FundSM
•	ING GNMA Income Fund	•	Wells Fargo Advantage Special Small Cap Value
•	Invesco Mid Cap Core Equity Fund		Fund

See “TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example,

PRO.01107-12		13

if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
• Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
• Combine two or more subaccounts;
• Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount.
If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;
• Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
> A fund no longer suits the purposes of your contract;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.
• Stop selling the contract;
• Limit or eliminate any voting rights for the separate account; or
• Make any changes required by the 1940 Act or its rules or regulations.

PRO.01107-12 14

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see “APPENDICES I, II and III”
and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference
Branch.

Selecting Investment Options

When selecting investment options:
• Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals;
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
• Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed
Accumulation Account prospectus.

Furthermore, be aware that there may be:
• Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and
• Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401, 403(a) and 457(b)
plans only, you may currently make a total of 97 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation
Account selected counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

PRO.01107-12 15

FEES

The following repeats and adds to information provided in “FEE TABLE.”	Types of Fees
Please review both this section and “FEE TABLE” for information on fees.	You may incur the following types
of fees under the contract:
Transaction Fees	• Transaction Fees;
> Early Withdrawal Charge;
Early Withdrawal Charge	> Loan Interest Rate Spread
and Loan Initiation Fee;
Withdrawals of all or a portion of your account value may be subject to a	> Redemption Fees;
charge. In the case of a partial withdrawal where you request a specific dollar	• Periodic Fees and Charges;
amount, the amount withdrawn from your account will be the amount you	> Annual Maintenance Fee;
specified plus adjustment for any applicable early withdrawal charge. This	> Mortality and Expense
charge may also be referred to as a surrender charge in your contract and/or	Risk Charge;
certificate/enrollment materials.	> Administrative Expense
Charge;
Purpose: This is a deferred sales charge. It reimburses us for some of the sales	• Fund Fees and Expenses; and
and administrative expenses associated with the contract. If our expenses are	• Premium and Other Taxes.
greater than the amount we collect for the early withdrawal charge, we may
use any of our corporate assets, including potential profit that may arise from	Terms to Understand in
Schedules I, II and Schedule for
the mortality and expense risk charges, to make up the difference.	Texas K-12 Contracts:
• Account Year - a 12-month
Amount: This charge is a percentage of the amount that you withdraw from	period measured from the
the subaccounts, the Fixed Account and the Guaranteed Accumulation	date we establish your
Account. We do not deduct an early withdrawal charge from amounts that you	account, or measured from
withdraw from the Fixed Plus Account. The percentage is determined by the	any anniversary of that date.
early withdrawal charge schedule that applies to your individual account.	• Contract Year - a 12-month
Some of these schedules are listed below. The charge will never be more than	period measured from the
8.5% of your total purchase payments to the individual account, or under some	date we establish the contract,
contracts, the maximum permitted by FINRA rules.	or measured from any
anniversary of that date.
Early Withdrawal Charge Schedules. You may determine which schedule	• Purchase Payment Period
(also called Contribution
applies to you by consulting your certificate or the contract (held by the	Period, Deposit Cycles,
contract holder).	Purchase Payment Cycles, or
Installment Payment Period
Schedule I. This is one of two maximum early withdrawal charge schedules	under some contracts) - the
that may apply to contracts other than Texas K-12 contracts. It grades down to	period of time it takes to
zero over a 10-year period, as shown on the next page. Some contracts have	complete the number of
schedules that grade down to zero over fewer than 10 years.	installment payments
expected to be made to your
Each contract will specify whether a schedule is based on one of the following:	account over a year.
• The number of years since the individual account was established;	For example, if your payment
• The number of years since the contract was established; or	frequency is every two weeks, a
• The number of completed purchase payment periods (see sidebar for	payment period is completed after
definitions and terms used).	26 payments are made. If only 25
payments are made, the payment
period is not completed until the
Unless the contract provides otherwise, the same schedule applies to	26th payment is made. At any
installment purchase payments (ongoing contributions) and to single purchase	given time, the number of
payments (rollovers, exchanges or other one-time contributions).	payment periods completed cannot
exceed the number of account
years completed, regardless of the
number of payments made.

PRO.01107-12 16

Schedule I
Account Years, Contract
Years, Purchase Payment
Periods, Contribution
Periods, Deposit Cycles,
Purchase Payment Cycles or
Installment Payment Periods
(depending upon the	Early Withdrawal Charge
contract)
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more but fewer than 9	3%
9 or more but fewer than 10	2%
10 or more	0%

Schedule II. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than
Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 6	4%
6 or more but fewer than 7	3%
7 or more but fewer than 8	2%
8 or more but fewer than 9	1%
9 or more	0%

Texas K-12 Contracts. The following schedule applies to Texas K-12 contracts.

Completed Account Years	Early Withdrawal Charge
Fewer than 1	7.0%
1 or more but fewer than 2	6.5%
2 or more but fewer than 3	6.0%
3 or more but fewer than 4	5.5%
4 or more but fewer than 5	5.0%
5 or more but fewer than 6	4.5%
6 or more but fewer than 7	4.0%
7 or more but fewer than 8	3.5%
8 or more but fewer than 9	3.0%
9 or more but fewer than 10	2.0%
10 or more	0.0%

Early Withdrawal Charge (Roth 401(k), Roth 403(b) or Roth 457(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k),
Roth 403(b) or Roth 457(b) account, respectively, subject to the following exception.

PRO.01107-12	17

In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment periods (“payment periods”) completed, the number of payment periods completed for the Roth
403(b) or Roth 457(b) account will be determined independently from the number of payment periods completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth 403(b) or Roth 457(b) account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional payment periods credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of payment periods completed for each participant installment account.

For example, if a Roth 403(b) or Roth 457(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) or Roth 457(b) employee installment account, when the participant’s Roth 403(b) or Roth 457(b) installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) or Roth 457(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) or Roth 457(b) account.

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:
• Used to provide income payments during the income phase;
• Paid because of your death before income payments begin;
• Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);
• Taken because of the election of a systematic distribution option (see “SYSTEMATIC DISTRIBUTION
OPTIONS”); or
• Taken on or after the 10th anniversary of the effective date of the account.

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:
• Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;
• Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);
• Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);
* Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.
** This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

PRO.01107-12	18

•	Withdrawn from contracts used with plans under section 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth
403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*
•	Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;
•	Made because the Company terminated the account under the circumstances described in “OTHER TOPICS -
Account Termination;”
•	Withdrawn for an exchange or transfer to a Tax Code section 403(b)(7) custodial account sponsored by the
Company;
•	Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;
•	Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and
•	Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:
•	The number of participants under the plan;
•	The type and nature of the group to which a contract is issued;
•	The expected level of assets and/or cash flow under the plan;
•	Our agent’s involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the contract;
•	Our assessment of financial risk to the Company relating to withdrawals; and
•	Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

* To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

PRO.01107-12	19

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New
York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms
G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years	Early Withdrawal Charge
Fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b), or Roth 457(b) account.
Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:
• The size, type and nature of the group to which a contract is issued;
• Amount of contributions to the contract;
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
• The number of eligible participants and the program’s participation rate.
PRO.01107-12	20

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the Fee Table.

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “INCOME PHASE - Charges Deducted.”
We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:
• Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
• The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
• The frequency, consistency and method of submitting payments and loan repayments;
• The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;
• The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
• The projected frequency of distributions;
• The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;
• Whether or not a transfer credit was selected by the plan sponsor; and
• Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

PRO.01107-12 21

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed our average expected cost of administering the contracts.
We do not expect to earn a profit from this fee.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing.
The level of the fee may be reassessed and increased or decreased annually.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

PRO.01107-12	22

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2011, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
•	Fidelity Investments®	•	BlackRock, Inc.
•	American FundsSM	•	Loomis Sayles Funds
•	Franklin® Templeton® Investments	•	Aston Funds
•	OppenheimerFunds, Inc.	•	Ariel Mutual Funds
•	Columbia Funds	•	Lazard Funds, Inc.
•	PIMCO Funds	•	Alger Funds
•	Wells Fargo Funds Management, LLC	•	Artisan Funds
•	Lord Abbett Funds	•	USAA Funds
•	Invesco Investments	•	Allianz Global Investors
•	Amana Funds	•	Janus Funds
•	Pax World Funds	•	Hartford Mutual Funds
•	Pioneer Investments	•	LKCM Aquinas Funds
•	American Century Investments®	•	Cohen & Steers
•	Calvert Funds	•	Parnassus Funds
•	Neuberger Berman Management, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2011, the affiliated funds would be first on the list.
PRO.01107-12		23

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
• Account dollars directed to the fixed interest options, including interest earnings to date; less
• Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus
• The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and
“Fees.”

PRO.01107-12 24

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are
$10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

	$5,000 contribution		Step 1: An investor contributes
		Step 1 ||	$5,000	.
ING Life Insurance and Annuity Company
		Step 2 ||	Step 2:
	Variable Annuity Account C		•	He directs us to invest $3,000 in
	Subaccount A	Subaccount B	Etc.	Fund A. His dollars purchase
	300	80		300 accumulation units of
	accumulation	accumulation		Subaccount A ($3,000 divided
	units	units		by the current $10 AUV);and
			•	He directs us to invest $2,000 in
Fund B. His dollars purchase 80
accumulation units of
Subaccount B ($2,000 divided
by the current $25 AUV).
Step 3: The separate account then
	||	Step 3 ||	purchases shares of the applicable
funds at the current market value
	Fund A	Fund B	(net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent
purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

PRO.01107-12			25

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options.
Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”)
to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

PRO.01107-12 26

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (“VRU”), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

PRO.01107-12 27

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Dollar cost averaging is not available to participants in the account rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match your current investment allocations. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, One Orange Way, Windsor, CT 06095-4774, phone: 1-800-262-3862, fax: 1-800-643-8143.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the account rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

PRO.01107-12	28

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed		Taxes, Fees and Deductions
interest options and other restrictions (see “Withdrawal Restrictions” in this
section), the contract holder, or you if permitted by the plan, may withdraw all		Amounts withdrawn may be
or a portion of your account value at any time during the accumulation phase.		subject to one or more of the
following:
Steps for Making a Withdrawal. The contract holder, or you if permitted by		• Early Withdrawal Charge.
See “FEES - Early
	the plan, must select the withdrawal amount:	Withdrawal Charge”
•	Full Withdrawal: You will receive, reduced by any required tax, your	• Maintenance Fee. See “FEES
	account value allocated to the subaccounts, the Guaranteed Accumulation	- Annual Maintenance Fee”
	Account (plus or minus any applicable market value adjustment) and the	• Market Value Adjustment.
	Fixed Account, minus any applicable early withdrawal charge,	See “APPENDIX I”
	maintenance fee, and redemption fees, plus the amount available for	• Redemption Fees. See “FEES
	withdrawal from the Fixed Plus Account; or	- Redemption Fees”
•	Partial Withdrawal (Percentage or Specified Dollar Amount): You will	• Tax Penalty. See “TAX
	receive, reduced by any required tax, the amount you specify, subject to	CONSIDERATIONS”
	the value available in your account. However, the amount actually	• Tax Withholding. See “TAX
	withdrawn from your account will be adjusted by any applicable	CONSIDERATIONS”
redemption fees, and by any applicable early withdrawal charge for
	amounts withdrawn from the subaccounts, the Guaranteed Accumulation	To determine which may apply,
	Account or the Fixed Account, and any positive or negative market value	refer to the appropriate sections of
this prospectus, contact your local
	adjustments for amounts withdrawn from the Guaranteed Accumulation	representative or call the Company
	Account. The amount available from the Fixed Plus Account may be	at the number listed in
	limited;	“CONTRACT OVERVIEW -
•	Select investment options. If not specified, we will withdraw dollars in the	Questions: Contacting the
	same proportion as the values you hold in the various investment options	Company.”
from each investment option in which you have an account value; and
•	Properly complete a disbursement form and submit it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.”

For a description of limitations on withdrawals from the Fixed Plus
Account, see “APPENDIX III.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:
•	As of the next valuation after we receive a request for withdrawal in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company;” or
•	On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

PRO.01107-12	29

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:
• Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
> Salary reduction contributions made after December 31, 1988; and
> Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31,
1988. Income attributable to salary reduction contributions and credited on or after Januar y 1, 1989, may not be distributed in the case of hardship;
• Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “TAX CONSIDERATIONS – Distributions - Eligibility - 403(b)
and Roth 403(b) Plans;”
• 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;
• The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution;
• If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement
Equity Act requirements have been met;
• Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value; and
• Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full and Partial Withdrawal Provisions (for
those contracts that waive these charges/restrictions upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance
(prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

PRO.01107-12 30

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be	Features of a Systematic
exercised at any time during the accumulation phase of the contract. To	Distributions Option
exercise one of these options, the account value must meet any minimum
dollar amount and age criteria applicable to that option. To determine what	If available under your plan, a
systematic distribution options are available, check with the contract holder or	systematic distribution option
allows you to receive regular
the Company.	payments from your account
without moving into the income
Systematic distribution options currently available under the contract include	phase. By remaining in the
the following:	accumulation phase, you retain
• Systematic Withdrawal Option (SWO). SWO is a series of partial	certain rights and investment
withdrawals from your account based on a payment method you select. It	flexibility not available during the
is designed for those who want a periodic income while retaining	income phase. Because the
accumulation phase investment flexibility for amounts accumulated under	account remains in the
the account. (This option may not be available if you have an outstanding	accumulation phase, all
accumulation phase charges
loan); and	continue to apply.
• Estate Conservation Option (ECO). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

For certain contracts issued in the State of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed
Accumulation Account.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “TAX CONSIDERATIONS.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and participant
Roth 401(k) or Roth 403(b) accounts are excluded from the amount available for loan. Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval

PRO.01107-12 31

by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b)
account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth
457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”
Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:
•	Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on the loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is
6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0%
and up to 3.0%; or
•	Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is		During the Income Phase
payable to the beneficiary named under the contract (contract beneficiary):
•	Under contracts issued in connection with most types of plans except	This section provides
	most voluntary 403(b) and Roth 403(b) plans, the contract holder must be	information about the
	named as the contract beneficiary, but may direct that we make any	accumulation phase. For death
benefit information applicable to
	payments to the beneficiary you name under the plan (plan beneficiary);	the income phase, see “INCOME
	and	PHASE.”
•	Under most group contracts issued in connection with voluntary 403(b)
and Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:
•	The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;
•	The payment request should include selection of a benefit payment option; and
•	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

PRO.01107-12	32

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
• Lump-sum payment;
• Payment under an available income phase payment option (see “INCOME PHASE – Income Phase Payment
Options”); and
• Payment under an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC
DISTRIBUTION OPTIONS.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:
• Leaving the account value invested in the contract; and
• Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “INCOME PHASE – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds.

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The
beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation
Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:
• Your account value on the day that notice of death and request for payment are received in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account;
or
• The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

PRO.01107-12 33

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation
Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “FEES - Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment
Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a payment request in good order at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the Company,” where:
• (a) is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and
• (b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See “APPENDIX I” and the Guaranteed Accumulation Account
prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account pro rata across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the
Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “CONTRACT
OVERVIEW – QUESTIONS: Contacting the Company.”

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in “CONTRACT OVERVIEW – Questions:
Contacting the Company.” The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:
• A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
• B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

PRO.01107-12 34

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase, you receive payments from your accumulated	We may have used the following
account value.	terms in prior prospectuses:
• Annuity Phase-Income
Initiating Income Phase Payments. At least 30 days prior to the date you	Phase;
want to start receiving income phase payments, the contract holder, or you if	• Annuity Option-Income
Phase Payment Option;
permitted by the plan, must notify us in writing of the following:	• Annuity Payment-Income
• Start date;	Phase Payment; and
• Income phase payment option (see the income phase payment options	• Annuitization-Initiating
table in this section);	Income Phase Payments.
• Income phase payment frequency (i.e., monthly, quarterly, semi-annually
or annually);	Also, income phase payments are
• Choice of fixed or variable payments;	sometimes referred to as “annuity
• Selection of an assumed net investment rate (only if variable payments are	payments.”
elected); and
• Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any)
selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s)
selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.
For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “CONTRACT OVERVIEW - Questions: Contacting the Company.”

PRO.01107-12 35

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds.

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The
beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “TAX CONSIDERATIONS.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.01107-12	36

Terms used in the Tables:
•	Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made
Guaranteed	all the guaranteed payments, we will continue to pay the beneficiary the remaining
Payments*	payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	• When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
• 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Lives-Guaranteed	the first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Continuing Payment: 100% of the payment to continue after the first death.
(limited availability	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a
fixed payment only)	lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options(1)

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the
Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis
Nonlifetime-	and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
Guaranteed	at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.
(1)For contracts issued to the University of Illinois, the nonlifetime option is available only with fixed income phase payments.

PRO.01107-12	37

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “FEES - Early Withdrawal
Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”
Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

TAX CONSIDERATIONS

Introduction	In this Section:
• Introduction;
The contract described in this prospectus is designed to be treated as an	• Taxation of Qualified
Contracts;
annuity for U.S. federal income tax purposes. This section discusses our	• Possible Changes in
understanding of current federal income tax laws affecting the contract. The	Taxation; and
U.S. federal income tax treatment of the contract is complex and sometimes	• Taxation of the Company.
uncertain. You should keep the following in mind when reading this section:
• Your tax position (or the tax position of the designated beneficiary, as	When consulting a qualified tax
applicable) may influence the federal taxation of amounts held or paid out	adviser, be certain that he or she
under the contract;	has expertise in the Tax Code
• Tax laws change. It is possible that a change in the future could affect	sections applicable to your tax
contracts issued in the past, including the contract described in this	concerns.
prospectus;
• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts).
Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(a), 403(b), or 457 of the Tax Code. Qualified contracts may also be offered in connection with qualified governmental excess benefit plans under Tax Code section 415(m), deferred compensation plans under Tax Code section 457(f), and bona fide severance pay plans under Tax Code section 457(e). Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

PRO.01107-12 38

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a
Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a), 401(k) and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code section 457(b) plans.
If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section
457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m)
arrangements in this prospectus;
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b)
(eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b)
plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account; and
• Section 457(e)(11) of the Tax Code permits an employer to establish a bona fide severance payment plan and amounts payable under the contract used with such a plan are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult a qualified tax adviser for guidance regarding taxation. There is no further information regarding bona fide severance pay plans in this prospectus.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “INVESTMENT OPTIONS” section of this prospectus under the heading “Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

PRO.01107-12 39

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers and 457(f)
plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g. annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position.
Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

PRO.01107-12 40

401(a), 401(k), Roth 401(k), 403(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $50,000 (as indexed for 2012). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b)
plan to generally no more than $17,000 (2012). Contribution limits are subject to annual adjustments for cost-of-
living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $17,000 (as indexed for 2012). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2012 is $17,000, plus the catch-up contribution limit of
$5,500 (2012); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
• Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
• A required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.
PRO.01107-12 41

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A. If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:
•	Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),
•	Interest at the underpayment rate plus one percent on the underpayments, and
•	An additional penalty tax equal to 20% of the amount included in income.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the plan sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) and Roth 457(b) account and earnings credited on those purchase payments
(or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers”
section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth
401(k) , Roth 403(b) and Roth 457(b) account is defined as a distribution that meets the following requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

PRO.01107-12	42

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or
Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon your:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	Termination of the plan (assets must be distributed within 1year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your:
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship;
•	Termination of the plan (assets must be distributed within 1 year); or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:
•	The calendar year you attain age 70½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

PRO.01107-12	43

457(f) Plans. Amounts deferred under Tax Code section 457(f) plans on or after January 1, 2005 must meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also allows distributions only upon the occurrence of the following specified events:
• Separation from service;
• Disability;
• Death;
• Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;
• Change in control or ownership of the sponsoring employer; or
• Unforeseeable emergency.

Amounts deferred under 457(f) plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b)
and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth
457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a) (9) provides specific rules for calculating the minimum required distributions after your death.

PRO.01107-12 44

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2011, your entire balance must be distributed to the designated beneficiary by December 31, 2016. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a) , 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental
Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers and 457(f) plans, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,”
under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) -
and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 401(k), Roth 403(b) or Roth 457(b) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

PRO.01107-12 45

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section
72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t)
unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax
consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p);
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.01107-12 46

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to
3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-
based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premiums received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7% of total premium payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

PRO.01107-12	47

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	ING Financial Partners, Inc.	•	Multi-Financial Securities Corporation
•	Symetra Investment Services, Inc.	•	Cadaret, Grant & Co., Inc.
•	LPL Financial Corporation	•	Securities America, Inc.
•	American Portfolios Financial Services, Inc.	•	RBC Capital Markets, LLC
•	Morgan Stanley Smith Barney LLC	•	Tower Square Securities, Inc.®
•	Walnut Street Securities, Inc.®	•	SagePoint Financial, Inc.
•	Financial Network Investment Corporation	•	PlanMember Securities Corporation
•	Lincoln Financial Group	•	National Planning Corporation
•	Morgan Keegan and Company, Inc.	•	Queens Road Securities, LLC
•	Financial Telesis Inc./Jhw Financial Services Inc.	•	Royal Alliance Associates, Inc.
•	Lincoln Investment Planning, Inc.	•	ProEquities, Inc.
•	NFP Securities, Inc.	•	Woodbury Financial Services, Inc.
•	Northwestern Mutual Investment Services, LLC

PRO.01107-12		48

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the Oregon Education Association (“OEA”) and the Company

Effective December 28, 2009, the Company and the OEA entered into an agreement in which the OEA agreed to endorse, and facilitate OEA members’ access to, the Company’s variable annuity.

Pursuant to the Agreement, the Company agrees:
• To reimburse OEA up to $4,000 per year for the expenses of an outside consultant hired by OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;
• To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;
• To develop a statewide program to educate OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State. While one goal of the registered representative’s efforts to educate OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and
• To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by OEA in sponsoring certain union and
OEA Board member functions that Company personnel are permitted to attend, although the Agreement between
OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

Third Party Compensation Arrangements. Please be aware that:
• The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
• The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
• At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

PRO.01107-12 49

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the
Roth 401(k), Roth 403(b) or Roth 457(b) accounts) as a designated Roth 403(b) or Roth 401(k) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

PRO.01107-12 50

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
• On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
• When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets;
and
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous 12 months (36 months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

PRO.01107-12 51

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:
•	General Information and History		2
•	Variable Annuity Account C		2
•	Offering and Purchase of Contracts		2
•	Income Phase Payments		3
•	Sales Material and Advertising		4
•	Experts		5
•	Financial Statements of the Separate Account		S -1
•	Consolidated Financial Statements of ING Life Insurance and Annuity Company		C-1

You may request an SAI by calling the Company at the number listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company.”

PRO.01107-12		52

APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “CONTRACT OVERVIEW: Questions -
Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:
• The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
• The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts (not including the contracts offered through this prospectus) may provide a 45 day interest rate lock in connection with external transfers into the Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b) where:
• (a) is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election;
and
• (b) is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If provided for in the contract, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

PRO.01107-12 53

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected.

The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term, including investors to whom the rate lock may not be available through their contract.

Fees and Other Deductions

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
• Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
• Tax Penalties and/or Tax withholding - See “TAX CONSIDERATIONS;”
• Early Withdrawal Charge - See “FEES;” and/or
• Maintenance Fee - See “FEES.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:
• If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
• If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution
Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
• Short-term - three years or less; and
• Long-term – 10 years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:
• Transfer dollars to a new guaranteed term;
• Transfer dollars to other available investment options; or
• Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

PRO.01107-12 54

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering.
You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.” The number assigned to the registration statement for this offering is 333-180532.

PRO.01107-12	55

APPENDIX II

FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts.
Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the State of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:
• The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
• The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES -
Early Withdrawal Charge.”

PRO.01107-12 56

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company” at
least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed
Account.

PRO.01107-12	57

APPENDIX III

FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.
Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the State of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the 10th year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company” or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-12	58

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:
• The hardship is certified (required under most contracts);
• The partial withdrawal is taken proportionally from each investment option in which your account invests;
• The amount is paid directly to you; and
• The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10%
(20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:
• The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
• The amount withdrawn is paid directly to you; and
• The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-
month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:
• One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior
12 months (or, under some contracts, during the prior calendar year);
• One-fourth of the remaining Fixed Plus Account value 12 months later;
• One-third of the remaining Fixed Plus Account value 12 months later;
• One-half of the remaining Fixed Plus Account value 12 months later; and
• The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:
• Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
• Due to your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
• When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the State of
New York or, under some contracts, within the prior calendar year).

PRO.01107-12 59

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:
•	Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:
	>	The hardship is certified by the employer;
	>	The amount is paid directly to you; and
	>	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed
10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York);
•	For any in-service distributions permitted by the plan and the following conditions are met:
	>	The distribution has been certified by the employer;
	>	The amount distributed is paid directly to you; and
	>	The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York);
•	Due to your separation from service with the employer, provided that all the following apply*:
	>	The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed
Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
	>	The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
	>	Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period;
•	If you are at least age 59½ and, if applicable, have completed nine payment periods;
•	If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts); or
•	For certain contracts issued in the State of New York, due to your disability as described in the Tax Code if all of the following conditions are met:
	>	The disability is certified by the employer or otherwise documented in a form acceptable to us; and
	>	The amount is paid directly to you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.

We consider these risks when determining the credited rate.
* Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
	•	The employer certifies that you have separated from service;
	•	We receive the withdrawal request within 60 days of the date of separation; and
	•	You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

PRO.01107-12		60

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract.
We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” or under some contracts, as of the
January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less
($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer.
Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “CONTRACT
PURCHASE AND PARTICIPATION - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus
Account.

PRO.01107-12	61

APPENDIX IV

PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans under Section 403(b), 401 or 403(a) of the Code, including Roth 403(b) and Roth
401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Internal Revenue Code Sections 403(b), Roth 403(b), 401(a), 401(k), Roth
401(k) or 403(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:
• The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b),
401(a), 401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Section 403(b), 401(a), 401(k) or 403(a), the participant has ownership in the value of his/her
Employer Account.
• The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company.
• The employer may permit the participant to make investment selections under the Employee Account and/or the
Employer Account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.
• On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
• In the event of the participant’s death, the employer is the named Beneficiary under the terms of the contract.
The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

* Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury
Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions - Eligibility -
403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.01107-12	62

APPENDIX V

DESCRIPTION OF UNDERLYING FUNDS

*Certain funds offered under the contracts have limited availability as follows:

• Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus
Aspen Janus Portfolio, Janus Aspen Worldwide Portfolio, Oppenheimer Global Securities Fund/VA and
Oppenheimer Global Strategic Income Fund/VA are only available to a limited number of participants who did not participate in the fund substitution during April, 2005.
• American Century® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.
• The following funds are not available to all plans: Allianz NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap
Portfolio, LKCM Aquinas Growth Fund, The Hartford Capital Appreciation Fund and The Hartford Dividend and
Growth Fund. Availability is subject to Company and/or plan sponsor approval.
• Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.
• Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
• Columbia Diversified Equity Income Fund is only available to plans offering the fund prior to January 1, 2011 or that have approved the fund as an investment prior to that date and have invested in the fund by March 31, 2011.
• ING Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.

List of Fund Name Changes

New Fund Name	Former Fund Name
ING Baron Growth Portfolio	ING Baron Small Cap Growth Portfolio
Lord Abbett Series Fund – Mid Cap Stock Portfolio	Lord Abbett Series Fund – Mid-Cap Value Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in
“CONTRACT OVERVIEW – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Alger Green Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.

PRO.01107-12	63

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Allianz NFJ Large-Cap Value Fund	Seeks long-term growth of capital and income.

Investment Adviser: Allianz Global Investors Fund
Management LLC

Subadviser: NFJ Investment Group LLC (“NFJ”)
Amana Growth Fund	Seeks long-term capital growth, consistent with
Islamic principles.
Investment Adviser: Saturna Capital Corporation
Amana Income Fund	Seeks current income and preservation of
capital, consistent with Islamic principles.
Investment Adviser: Saturna Capital Corporation
American Century® Income & Growth Fund	Seeks long-term capital growth by investing in
common stocks. Income is a secondary
Investment Adviser: American Century Investment	objective.
Management, Inc.
American Century Ò Inflation-Adjusted Bond Fund	Seeks to provide total return and inflation
protection consistent with investments in
Investment Adviser: American Century Investment	inflation-indexed securities.
Management, Inc.
Ariel Fund	Seeks long-term capital appreciation by
investing in undervalued companies that show
Investment Adviser: Ariel Investments, LLC	strong potential for growth.
Artisan International Fund	Seeks maximum long-term capital growth.

Investment Adviser: Artisan Partners Limited Partnership
Aston/Fairpointe Mid Cap Fund	Seeks long-term total return through capital
appreciation by investing primarily in common
Investment Adviser: Aston Asset Management LP	and preferred stocks and convertible securities.

Subadviser: Fairpointe Capital LLC
BlackRock Mid Cap Value Opportunities Fund	Seeks capital appreciation and, secondarily,
income by investing in securities, primarily
Investment Adviser: BlackRock Advisors, LLC	equity securities that Fund management
believes are undervalued and therefore
Subadviser: BlackRock Investment Management, LLC	represent an investment value.
Calvert VP SRI Balanced Portfolio	A non-diversified portfolio that seeks to
achieve a competitive total return through an
Investment Adviser: Calvert Investment Management, Inc.	actively managed portfolio of stocks, bonds
and money market instruments which offer
Subadvisers: (equity portion of Portfolio): New	income and capital growth opportunity and
Amsterdam Partners LLC	which satisfy the investment criteria, including
financial, sustainability and social
Calvert Investment Management, Inc. manages the fixed-	responsibility factors.
income portion of the Portfolio and handles allocation of
assets and Portfolio Managers for the Portfolio.
Cohen & Steers Realty Shares, Inc.	A non-diversified fund that seeks total return
through investment in real estate securities.
Investment Adviser: Cohen & Steers Capital Management, Inc.

ColumbiaSM Acorn® Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

PRO.01107-12 64

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Columbia Diversified Equity Income Fund		Seeks to provide shareholders with a high level
of current income and as a secondary objective
Investment Adviser: Columbia Management Investment		steady growth of capital.
Advisers, LLC
Columbia Mid Cap Value Fund		Seeks long-term capital appreciation.

Investment Adviser: Columbia Management Advisors,
LLC
EuroPacific Growth Fund®		Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
Fidelity® VIP Contrafund® Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers
Fidelity® VIP Equity-Income Portfolio		Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: Fidelity Management & Research		achieve a yield which exceeds the composite
Company (“FMR”)		yield on the securities comprising the S&P
500® Index.
Subadvisers: FMRC and other investment advisers
Fidelity® VIP Growth Portfolio		Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMRC and other investment advisers
Fidelity® VIP Mid Cap Portfolio		Seeks long-term growth of capital.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMRC and other investment advisers
Fidelity® VIP Overseas Portfolio		Seeks long-term growth of capital.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMRC and other investment advisers
Franklin Small Cap Value Securities Fund		Seeks long-term total return. Under normal
market conditions, the fund invests at least 80%
Investment Adviser: Franklin Advisory Services, LLC		of its net assets in investments of small
capitalization companies.
Fundamental InvestorsSM		Seeks to achieve long-term growth of capital
and income.
Investment Adviser: Capital Research and Management
CompanySM

PRO.01107-12	65

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth; income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.
ING Artio Foreign Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Artio Global Management, LLC
ING Balanced Portfolio		Seeks total return consisting of capital
appreciation (both realized and unrealized) and
Investment Adviser: ING Investments, LLC		current income; the secondary investment
objective is long-term capital appreciation.
Subadviser: ING Investment Management Co. LLC
ING Baron Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Advisors, LLC
ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC
ING BlackRock Science and Technology Opportunities		Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC

Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio		Seeks high total return consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC
ING Clarion Real Estate Portfolio		A non-diversified portfolio that seeks total
return including capital appreciation and
Investment Adviser: Directed Services LLC		current income.

Subadviser: CBRE Clarion Securities LLC
ING Columbia Small Cap Value II Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC

PRO.01107-12	66

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Davis New York Venture Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Davis Selected Advisers, L.P.
ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company
* FMRSM is a service mark of Fidelity Management & Research Company
ING Global Bond Portfolio		Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC		appreciation.

Subadviser: ING Investment Management Co. LLC
ING Global Resources Portfolio		A non-diversified portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING GNMA Income Fund		Seeks a high level of current income, consistent
with liquidity and safety of principal, through
Investment Adviser: ING Investments, LLC		investment primarily in Government National
Mortgage Association (“GNMA”) mortgage-
Subadviser: ING Investment Management Co. LLC		backed securities (also known as GNMA
Certificates) that are guaranteed as to the
timely payment of principal and interest by the
U.S. government.
ING Growth and Income Portfolio		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks and securities convertible into
common stocks. It is anticipated that capital
Subadviser: ING Investment Management Co. LLC		appreciation and investment income will both
be major factors in achieving total return.
ING Index Plus LargeCap Portfolio		Seeks to outperform the total return
performance of the S&P 500 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Index Plus MidCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		MidCap 400 Index, while maintaining a market
level of risk.
Subadviser: ING Investment Management Co. LLC
ING Index Plus SmallCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC
ING Index Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: Investment Committee

PRO.01107-12	67

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Index Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2055 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2055. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Intermediate Bond Portfolio		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
Investment Adviser: ING Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt securities.
Subadviser: ING Investment Management Co. LLC		It is anticipated that capital appreciation and
investment income will both be major factors
in achieving total return.

PRO.01107-12	68

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING International Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of a widely accepted international
Subadviser: ING Investment Management Co. LLC		index.
ING International Value Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Invesco Van Kampen Comstock Portfolio		Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Equity and Income Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Growth and Income Portfolio		Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

PRO.01107-12	69

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Marsico Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of
capital and secondarily seeks reasonable
Subadviser: Massachusetts Financial Services Company		opportunity for growth of capital and income.
ING MFS Utilities Portfolio		Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: Massachusetts Financial Services Company
ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio*		Seeks to provide high current return, consistent
with preservation of capital and liquidity,
Investment Adviser: ING Investments, LLC		through investment in high-quality money
market instruments while maintaining a stable
Subadviser: ING Investment Management Co. LLC		share price of $1.00.

*There is no guarantee that the ING Money Market Portfolio
subaccount will have a positive or level return.
ING Oppenheimer Global Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio		Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
ING PIMCO Total Return Portfolio		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio		Seeks to maximize total return through income
and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

PRO.01107-12	70

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Pioneer Mid Cap Value Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING RussellTM Large Cap Growth Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return (which
includes capital appreciation and income) of
Subadviser: ING Investment Management Co. LLC		the Russell Top 200® Growth Index.
ING RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Large Cap Value Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return (which
includes capital appreciation and income) of
Subadviser: ING Investment Management Co. LLC		the Russell Top 200® Value Index.
ING RussellTM Mid Cap Growth Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return (which
includes capital appreciation and income) of
Subadviser: ING Investment Management Co. LLC		the Russell Midcap® Growth Index.
ING RussellTM Mid Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Midcap® Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Small Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell 2000® Index.
Subadviser: ING Investment Management Co. LLC
ING Small Company Portfolio		Seeks growth of capital primarily through
investment in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks of companies with smaller
market capitalizations.
Subadviser: ING Investment Management Co. LLC
ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Solution Growth Portfolio		Seeks to provide capital growth through a
diversified asset allocation strategy.
Investment Adviser: Directed Services LLC

Subadviser: Investment Committee
ING Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: Investment Committee

PRO.01107-12	71

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Solution Moderate Portfolio		Seeks to provide a combination of total return
and stability of principal through a diversified
Investment Adviser: Directed Services LLC		asset allocation strategy.

Subadviser: Investment Committee
ING Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2055 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2055. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC		consistent with preservation of capital.

Subadviser: ING Investment Management Co. LLC

PRO.01107-12	72

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC		unrealized).

Subadviser: ING Investment Management Co. LLC
ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC		preservation of capital and with prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio		Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio		Seeks capital appreciation. Current income is
only an incidental consideration.
Investment Adviser: Directed Services LLC

Subadviser: Templeton Global Advisors Limited
ING Thornburg Value Portfolio		Seeks long-term capital appreciation, and
secondarily, current income.
Investment Adviser: Directed Services LLC

Subadviser: Thornburg Investment Management, Inc.

PRO.01107-12	73

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING UBS U.S. Large Cap Equity Portfolio		Seeks long-term growth of capital and future
income.
Investment Adviser: Directed Services LLC

Subadviser: UBS Global Asset Management (Americas) Inc.
ING U.S. Bond Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Barclays Capital U.S. Aggregate
Subadviser: ING Investment Management Co. LLC		Bond Index.
ING U.S. Stock Index Portfolio		Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
Invesco Mid Cap Core Equity Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco Van Kampen Small Cap Value Fund		Seeks capital appreciation.

Investment Adviser: Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Franchise Fund		Seeks capital growth.

Investment Adviser: Invesco Advisors, Inc.
Janus Aspen Balanced Portfolio		Seeks long-term capital growth, consistent with
preservation of capital and balanced by current
Investment Adviser: Janus Capital Management LLC		income.
Janus Aspen Enterprise Portfolio		Seeks long-term capital growth.

Investment Adviser: Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio		Seeks to obtain maximum total return,
consistent with the preservation of capital.
Investment Adviser: Janus Capital Management LLC
Janus Aspen Janus Portfolio		Seeks long-term growth of capital in a manner
consistent with the preservation of capital.
Investment Adviser: Janus Capital Management LLC
Janus Aspen Worldwide Portfolio		Seeks long-term growth of capital.

Investment Adviser: Janus Capital Management LLC
Lazard U.S. Mid Cap Equity Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Lazard Asset Management LLC
LKCM Aquinas Growth Fund		Seeks to maximize long-term capital
appreciation.
Investment Adviser: Luther King Capital Management
Corporation
Loomis Sayles Small Cap Value Fund		Seeks long-term capital growth from
investment in common stocks or other equity
Investment Adviser: Loomis, Sayles & Company, L.P.		securities.

PRO.01107-12	74

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Lord Abbett Series Fund – Mid Cap Stock Portfolio	The Fund seeks capital appreciation through
investments, primarily in equity securities,
Investment Adviser: Lord, Abbett & Co. LLC (Lord	which are believed to be undervalued in the
Abbett)	marketplace.
Neuberger Berman Socially Responsive Fund®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet
Investment Adviser: Neuberger Berman Management LLC	the fund’s financial criteria and social policy.

Subadviser: Neuberger Berman LLC
New Perspective Fund®	Seeks to provide long-term growth of capital.
Future income is a secondary objective.
Investment Adviser: Capital Research and Management
CompanySM
Oppenheimer Developing Markets Fund	The Fund aggressively seeks capital
appreciation.
Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA	The Fund seeks long-term capital appreciation
by investing a substantial portion of its assets in
Investment Adviser: OppenheimerFunds, Inc.	securities of foreign issuers, “growth-type”
companies, cyclical industries and special
situations that are considered to have
appreciation possibilities.
Oppenheimer Global Strategic Income Fund/VA	The Fund seeks a high level of current income
principally derived from interest on debt
Investment Adviser: OppenheimerFunds, Inc.	securities.
Oppenheimer Main Street Small- & Mid-Cap Fund® /VA	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Pax World Balanced Fund	Seeks income and conservation of principal and
secondarily long-term growth of capital.
Investment Adviser: Pax World Management LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC
Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Investment Adviser: Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.	appreciation.
SMALLCAP World Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
Templeton Global Bond Fund	Seeks current income with capital appreciation
and growth of income.
Investment Adviser: Franklin Advisers, Inc.
The Bond Fund of AmericaSM	Seeks to provide as high a level of current
income as is consistent with the preservation of
Investment Adviser: Capital Research and Management	capital.
CompanySM

PRO.01107-12 75

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
The Growth Fund of America®	Seeks to provide growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
The Hartford Capital Appreciation Fund	Seeks growth of capital.

Investment Adviser: HIFSCO

Subadviser: Wellington Management Company, LLP
The Hartford Dividend and Growth Fund	Seeks a high level of current income consistent
with growth of capital.
Investment Adviser: HIFSCO

Subadviser: Wellington Management Company, LLP
USAA Precious Metals and Minerals Fund	A non-diversified fund that seeks long-term
capital appreciation and to protect the
Investment Adviser: USAA Asset Management Company	purchasing power of your capital against
inflation.
Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Washington Mutual Investors FundSM	Seeks to produce income and to provide the
opportunity for growth of principal consistent
Investment Adviser: Capital Research and Management	with sound common stock investing.
CompanySM
Wells Fargo Advantage Special Small Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Wells Fargo Funds Management, LLC

Subadviser: Wells Capital Management Incorporated

PRO.01107-12 76

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 1
With Total Separate Account Charges of 0.00% Effective April 1, 2005
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 11
With Total Separate Account Charges of 0.00% Effective July 18, 2008
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 22
With Total Separate Account Charges of 0.10%
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 27
With Total Separate Account Charges of 0.20%
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 35
With Total Separate Account Charges of 0.25%
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 44
With Total Separate Account Charges of 0.30%
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 55
With Total Separate Account Charges of 0.35%
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 61
With Total Separate Account Charges of 0.40%
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 73
With Total Separate Account Charges of 0.45%
Table 10 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 75
With Total Separate Account Charges of 0.50%
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 87
With Total Separate Account Charges of 0.55%
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With	CFI 97
Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 101
With Total Separate Account Charges of 0.60%
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 112
With Total Separate Account Charges of 0.65%
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 123
With Total Separate Account Charges of 0.70%
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 133
With Total Separate Account Charges of 0.75%
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 144
With Total Separate Account Charges of 0.80%
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 155
With Total Separate Account Charges of 0.85%
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 166
With Total Separate Account Charges of 0.90%
Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 177
With Total Separate Account Charges of 0.90% Effective December 16, 2008
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 187
With Total Separate Account Charges of 0.95%

PRO.01107-12

i

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 298
With Total Separate Account Charges of 1.00%

Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 209
With Total Separate Account Charges of 1.05%

Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 219
With Total Separate Account Charges of 1.10%

Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 229
With Total Separate Account Charges of 1.15%

Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 240
With Total Separate Account Charges of 1.20%

Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 250
With Total Separate Account Charges of 1.25%

Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 261
With Total Separate Account Charges of 1.30%

Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 269
With Total Separate Account Charges of 1.35%

Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 278
With Total Separate Account Charges of 1.40%

Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 288
With Total Separate Account Charges of 1.45%

Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 298
With Total Separate Account Charges of 1.50%

Table 33 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 308
With Total Separate Account Charges of 1.25%

Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 319
Issued June 30, 1993 With Total Separate Account Charges of 1.25%

Table 35 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total	CFI 323
Separate Account Charges of 1.40%

Table 36 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 329
With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense
Charge Beginning April 7, 1997)

Table 37 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans	CFI 340
and Deferred Compensation Plans

Table 38 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 347
of 0.00% Effective January 4, 2005

Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 351
of 0.00% Effective May 30, 2008

Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 352
of 0.05% Effective September 10, 2007

Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 355
of 0.25%

Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 366
of 0.40%

PRO.01107-12

ii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges		CFI 377
of 0.45%
Table 44 - For Deferred Compensation Contracts With Total Separate Account Charges		CFI 377
of 0.50%
Table 45 – For Deferred Compensation Contracts With Total Separate Account Charges		CFI 381
of 0.75%
Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges		CFI 390
of 0.80%
Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges		CFI 398
of 0.80% Effective March 1, 2007
Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges		CFI 410
of 0.95% Effective December 16, 1996
Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges		CFI 419
of 0.95% Effective March 20, 2008
Table 50 – For Deferred Compensation Contracts With Total Separate Account Charges		CFI 424
of 1.25%
Table 51 – For Deferred Compensation Contracts With Differing Total Separate Account		CFI 433
Charges of (0.75% for ING Portfolios and 0.90% for all other funds)
Table 52 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate		CFI 434
Account Charges

PRO.01107-12	iii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2011, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2011 are not reflected in the following information.

TABLE 1

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005

ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.31	$13.06	$11.56
Value at end of period	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	0	0	72
AMANA GROWTH FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.30	$10.30
Value at end of period	$11.09	$11.30
Number of accumulation units outstanding at end of period	8,321	7,388
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.37	$10.78	$10.87
Value at end of period	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	4,742	4,534	3,425
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.05	$12.53	$10.00	$13.80
Value at end of period	$14.69	$14.05	$12.53	$10.00
Number of accumulation units outstanding at end of period	0	0	913	786
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.21	$7.68
Value at end of period	$8.74	$9.21
Number of accumulation units outstanding at end of period	5,950	5,579
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.97	$8.11	$6.13	$6.56
Value at end of period	$9.54	$9.97	$8.11	$6.13
Number of accumulation units outstanding at end of period	0	0	1,776	1,777
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.31	$16.74	$12.03	$20.24	$17.03	$15.73
Value at end of period	$15.82	$18.31	$16.74	$12.03	$20.24	$17.03
Number of accumulation units outstanding at end of period	65,836	62,986	39,259	24,302	214	9

CFI 1

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.13	$18.88	$13.91	$24.20	$20.61
Value at end of period	$21.57	$22.13	$18.88	$13.91	$24.20
Number of accumulation units outstanding at end of period	7,915	7,128	61,287	48,835	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.69	$12.76	$9.80	$17.08	$16.82	$16.47
Value at end of period	$14.83	$14.69	$12.76	$9.80	$17.08	$16.82
Number of accumulation units outstanding at end of period	525	430	30,022	25,571	32	2
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.26	$11.48	$8.95	$14.98
Value at end of period	$14.29	$14.26	$11.48	$8.95
Number of accumulation units outstanding at end of period	0	0	32,323	29,446
FIDELITY® VIP MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.78	$11.99	$8.56	$14.13	$12.22	$11.33
Value at end of period	$11.43	$12.78	$11.99	$8.56	$14.13	$12.22
Number of accumulation units outstanding at end of period	0	0	1,163,340	935,268	705,726	446,101
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.84	$13.12	$10.37	$16.12
Value at end of period	$12.29	$14.84	$13.12	$10.37
Number of accumulation units outstanding at end of period	0	0	3,619	3,366
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$21.16	$16.50	$12.78	$19.07	$20.77
Value at end of period	$20.36	$21.16	$16.50	$12.78	$19.07
Number of accumulation units outstanding at end of period	588	355	1,574	1,668	185
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.35	$7.82
Value at end of period	$9.17	$9.35
Number of accumulation units outstanding at end of period	100,900	115,080
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.70	$16.14	$11.90	$16.20	$17.81
Value at end of period	$19.08	$19.70	$16.14	$11.90	$16.20
Number of accumulation units outstanding at end of period	3,587	3,390	1,705	297	59
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.81	$13.86	$11.53	$20.45	$17.56	$15.48
Value at end of period	$11.57	$14.81	$13.86	$11.53	$20.45	$17.56
Number of accumulation units outstanding at end of period	766	642	1,062	562	77	3
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.99	$14.01	$11.75	$15.47
Value at end of period	$15.78	$15.99	$14.01	$11.75
Number of accumulation units outstanding at end of period	0	0	39,493	41,539

CFI 2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$19.73	$15.60	$11.54	$19.64	$18.54
Value at end of period	$20.17	$19.73	$15.60	$11.54	$19.64
Number of accumulation units outstanding at end of period	5,324	5,533	6,743	5,483	198
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.80	$11.97	$9.97	$13.97	$12.87	$12.12
Value at end of period	$13.41	$12.80	$11.97	$9.97	$13.97	$12.87
Number of accumulation units outstanding at end of period	1,246	908	1,862	1,468	42	7
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.54	$8.39	$6.43	$9.35
Value at end of period	$9.41	$9.54	$8.39	$6.43
Number of accumulation units outstanding at end of period	0	0	13,275	14,085
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$5.94	$5.01	$3.28	$5.45	$4.69
Value at end of period	$5.32	$5.94	$5.01	$3.28	$5.45
Number of accumulation units outstanding at end of period	12,654	9,797	3,894	3,572	13
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.47	$9.00	$6.73	$9.75
Value at end of period	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	8,673	6,606	1,674	1,809
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.91	$8.52	$6.27	$10.20	$13.11
Value at end of period	$11.95	$10.91	$8.52	$6.27	$10.20
Number of accumulation units outstanding at end of period	776	307	3,941	3,411	8
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.77	$8.59	$6.89	$6.28
Value at end of period	$10.48	$10.77	$8.59	$6.89
Number of accumulation units outstanding at end of period	0	0	87	12
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.33	$18.15	$13.79	$21.84
Value at end of period	$19.38	$20.33	$18.15	$13.79
Number of accumulation units outstanding at end of period	934	803	645	339
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.61	$12.94	$9.30	$15.28	$15.09
Value at end of period	$14.79	$16.61	$12.94	$9.30	$15.28
Number of accumulation units outstanding at end of period	11,971	9,824	2,260	836	30
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.37	$12.26	$10.08	$12.08	$10.97	$10.55
Value at end of period	$14.91	$14.37	$12.26	$10.08	$12.08	$10.97
Number of accumulation units outstanding at end of period	16,133	14,394	12,134	10,513	424	8

CFI 3

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.47	$11.08	$8.06	$12.39
Value at end of period	$12.24	$13.47	$11.08	$8.06
Number of accumulation units outstanding at end of period	0	0	2,231	10,362
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.95	$9.59	$7.36	$10.51
Value at end of period	$10.92	$10.95	$9.59	$7.36
Number of accumulation units outstanding at end of period	0	0	72,289	74,349
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.50	$11.84	$9.61	$13.66
Value at end of period	$13.48	$13.50	$11.84	$9.61
Number of accumulation units outstanding at end of period	20	464	67,432	64,140
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$26.88	$22.05	$16.74	$26.82	$27.91
Value at end of period	$26.58	$26.88	$22.05	$16.74	$26.82
Number of accumulation units outstanding at end of period	3,885	2,914	25,268	22,053	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$19.44	$15.83	$12.68	$19.08	$22.35
Value at end of period	$19.30	$19.44	$15.83	$12.68	$19.08
Number of accumulation units outstanding at end of period	32	37	3,738	3,269	22
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55	$15.10
Value at end of period	$20.70	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55
Number of accumulation units outstanding at end of period	2,121	1,814	10,985	26,354	13,376	4	212,583
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.23	$7.63	$6.99
Value at end of period	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	732	1,247	6,087
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.85	$14.49	$11.39	$19.91	$18.72
Value at end of period	$12.63	$14.85	$14.49	$11.39	$19.91
Number of accumulation units outstanding at end of period	191	125	4,699	3,539	2
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.97	$12.13	$9.44	$13.91
Value at end of period	$13.67	$13.97	$12.13	$9.44
Number of accumulation units outstanding at end of period	316	244	7,922	6,993
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.31	$11.85	$9.66	$12.03
Value at end of period	$13.17	$13.31	$11.85	$9.66
Number of accumulation units outstanding at end of period	63,615	79,129	29,674	26,806

CFI 4

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.52	$11.13	$8.98	$13.25	$13.66
Value at end of period	$12.25	$12.52	$11.13	$8.98	$13.25
Number of accumulation units outstanding at end of period	80,383	82,146	6,875	3,216	153
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$25.57	$21.25	$12.39	$22.36
Value at end of period	$20.90	$25.57	$21.25	$12.39
Number of accumulation units outstanding at end of period	0	0	7,915	234
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$19.41	$15.78	$12.56	$18.34
Value at end of period	$19.76	$19.41	$15.78	$12.56
Number of accumulation units outstanding at end of period	3,462	3,668	665	980
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.76	$11.65	$9.15	$13.06	$14.35
Value at end of period	$14.57	$14.76	$11.65	$9.15	$13.06
Number of accumulation units outstanding at end of period	24,334	21,177	481	256	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.34
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	3,845
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.75	$7.33	$6.50	$8.95
Value at end of period	$9.05	$8.75	$7.33	$6.50
Number of accumulation units outstanding at end of period	3,303	2,358	6,902	5,503
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.29	$8.57	$6.62	$10.24
Value at end of period	$10.14	$10.29	$8.57	$6.62
Number of accumulation units outstanding at end of period	185	167	120	2,031
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$16.15	$14.70	$12.47	$10.95
Value at end of period	$16.41	$16.15	$14.70	$12.47
Number of accumulation units outstanding at end of period	0	0	1,967	1,856
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.03	$15.86	$11.94	$19.17	$16.64
Value at end of period	$19.18	$18.03	$15.86	$11.94	$19.17
Number of accumulation units outstanding at end of period	119	62	3,089	2,654	864
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.47	$14.17	$10.02	$14.66
Value at end of period	$18.37	$18.47	$14.17	$10.02
Number of accumulation units outstanding at end of period	32,870	31,948	866	879

CFI 5

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81	$12.51
Value at end of period	$14.59	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81
Number of accumulation units outstanding at end of period	19,951	16,121	20,347	16,516	2,879	23	256,425
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.91	$12.85	$9.20	$15.42	$13.92
Value at end of period	$13.70	$14.91	$12.85	$9.20	$15.42
Number of accumulation units outstanding at end of period	2,346	1,849	63,263	62,671	412
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.66	$13.71	$9.18	$11.85	$11.52	$11.15
Value at end of period	$16.36	$15.66	$13.71	$9.18	$11.85	$11.52
Number of accumulation units outstanding at end of period	1,280	1,226	1,103	696	49	16
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.48	$15.32	$13.60	$14.10
Value at end of period	$17.01	$16.48	$15.32	$13.60
Number of accumulation units outstanding at end of period	73,385	62,119	33,406	5,932
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.85	$9.34	$7.51	$11.47	$10.88	$10.31
Value at end of period	$10.39	$10.85	$9.34	$7.51	$11.47	$10.88
Number of accumulation units outstanding at end of period	558	594	3,892	2,956	62	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$15.89	$13.35	$7.99	$11.32	$10.66	$10.61
Value at end of period	$15.78	$15.89	$13.35	$7.99	$11.32	$10.66
Number of accumulation units outstanding at end of period	3,674	3,170	12,891	1,301	469	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.24	$9.51	$7.58	$11.30	$10.69
Value at end of period	$10.70	$11.24	$9.51	$7.58	$11.30
Number of accumulation units outstanding at end of period	23,176	19,733	4,729	3,331	113
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.26	$12.64	$10.72
Value at end of period	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	0	0	1,537
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.27	$8.26	$6.99
Value at end of period	$9.51	$9.27	$8.26
Number of accumulation units outstanding at end of period	685	625	538
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.25	$11.92	$10.08
Value at end of period	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	1,078	985	842

CFI 6

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.26	$12.92	$11.44
Value at end of period	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	0	0	166
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.46	$8.36	$5.96	$8.96
Value at end of period	$10.27	$10.46	$8.36	$5.96
Number of accumulation units outstanding at end of period	4	0	125	126
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.90	$8.99	$6.86	$9.96
Value at end of period	$12.00	$11.90	$8.99	$6.86
Number of accumulation units outstanding at end of period	0	0	145	117
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$24.07	$19.35	$15.17	$20.39
Value at end of period	$23.47	$24.07	$19.35	$15.17
Number of accumulation units outstanding at end of period	3	0	9,558	8,605
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.42	$11.17	$9.13	$12.48	$11.93	$11.81
Value at end of period	$12.33	$12.42	$11.17	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	14,576	11,920	4,089	1,918	30	2
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.27	$10.78	$8.57	$12.11
Value at end of period	$11.89	$12.27	$10.78	$8.57
Number of accumulation units outstanding at end of period	29,662	30,054	22,242	24,076
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.42	$10.84	$8.45	$13.41	$12.97
Value at end of period	$11.85	$12.42	$10.84	$8.45	$13.41
Number of accumulation units outstanding at end of period	26,751	26,022	18,214	14,316	4
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.44	$10.81	$8.32	$13.84	$12.92
Value at end of period	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	17,756	11,916	8,010	4,131	66
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.57	$11.47	$9.78	$11.64
Value at end of period	$12.61	$12.57	$11.47	$9.78
Number of accumulation units outstanding at end of period	6,979	4,526	1,578	285
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.48	$13.94	$11.82	$15.47	$14.62	$14.13
Value at end of period	$15.75	$15.48	$13.94	$11.82	$15.47	$14.62
Number of accumulation units outstanding at end of period	1,083	796	6,374	5,534	2	13

CFI 7

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.17	$11.65	$9.30	$14.55	$13.85	$13.86
Value at end of period	$12.79	$13.17	$11.65	$9.30	$14.55	$13.85
Number of accumulation units outstanding at end of period	4,084	3,167	5,281	8,393	23	1
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.04	$12.53	$10.29	$14.80	$14.03	$13.30
Value at end of period	$13.96	$14.04	$12.53	$10.29	$14.80	$14.03
Number of accumulation units outstanding at end of period	2,285	2,177	1,790	1,798	408	71
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.53	$12.75	$9.57	$13.20	$13.63
Value at end of period	$14.95	$14.53	$12.75	$9.57	$13.20
Number of accumulation units outstanding at end of period	7,933	4,990	11,024	6,953	2,556
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.35	$11.95	$8.16	$14.35	$14.81
Value at end of period	$14.79	$15.35	$11.95	$8.16	$14.35
Number of accumulation units outstanding at end of period	422	367	26,279	24,514	17
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.67	$15.37	$12.30	$19.12	$18.88
Value at end of period	$17.51	$17.67	$15.37	$12.30	$19.12
Number of accumulation units outstanding at end of period	2,366	2,000	8,093	7,323	165
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$17.17	$14.69	$10.28	$17.78	$16.33
Value at end of period	$16.98	$17.17	$14.69	$10.28	$17.78
Number of accumulation units outstanding at end of period	3,066	2,370	23,974	21,905	44
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$14.82	$13.02	$9.46	$18.74	$15.64
Value at end of period	$12.99	$14.82	$13.02	$9.46	$18.74
Number of accumulation units outstanding at end of period	126	122	1,592	1,282	97
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.13	$8.38	$6.34	$10.21
Value at end of period	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	3,736	2,865	7,800	6,547
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.82	$9.11	$6.89	$9.58
Value at end of period	$9.26	$9.82	$9.11	$6.89
Number of accumulation units outstanding at end of period	0	0	104	85
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.10	$12.66	$8.74	$12.91
Value at end of period	$12.25	$14.10	$12.66	$8.74
Number of accumulation units outstanding at end of period	108	23	5,704	3,620

CFI 8

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.54	$10.87	$10.27	$10.25
Value at end of period	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	0	0	740	740
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.80	$11.16	$8.84	$13.75
Value at end of period	$13.03	$12.80	$11.16	$8.84
Number of accumulation units outstanding at end of period	70,526	70,111	27	27
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.22	$10.77	$8.17	$13.57	$13.61
Value at end of period	$11.91	$12.22	$10.77	$8.17	$13.57
Number of accumulation units outstanding at end of period	115	96	7,559	7,482	5
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.91	$12.36	$11.04
Value at end of period	$13.04	$13.91	$12.36
Number of accumulation units outstanding at end of period	42,143	45,029	92
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.32	$8.94	$7.38	$10.98
Value at end of period	$9.51	$10.32	$8.94	$7.38
Number of accumulation units outstanding at end of period	0	0	1,017	746
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.64	$10.62	$8.28	$11.07
Value at end of period	$11.63	$11.64	$10.62	$8.28
Number of accumulation units outstanding at end of period	0	0	593	386
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.22	$7.49	$5.42	$8.81	$9.76
Value at end of period	$8.68	$9.22	$7.49	$5.42	$8.81
Number of accumulation units outstanding at end of period	858	467	312	127	27
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.43	$12.30	$9.72	$14.68
Value at end of period	$14.81	$15.43	$12.30	$9.72
Number of accumulation units outstanding at end of period	0	0	9,018	6,444
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.30	$9.22	$7.07	$10.78
Value at end of period	$10.95	$11.30	$9.22	$7.07
Number of accumulation units outstanding at end of period	0	0	125	220
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.99	$15.07	$10.97	$17.64	$15.53
Value at end of period	$15.69	$16.99	$15.07	$10.97	$17.64
Number of accumulation units outstanding at end of period	51,749	51,754	1,195	902	192

CFI 9

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$86.33	$67.99	$37.41	$71.98	$54.52
Value at end of period	$70.71	$86.33	$67.99	$37.41	$71.98
Number of accumulation units outstanding at end of period	7,549	6,673	3,446	2,188	474
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.14	$11.46	$8.35	$12.24
Value at end of period	$13.83	$14.14	$11.46	$8.35
Number of accumulation units outstanding at end of period	0	0	176	519
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.40	$11.98	$9.87	$14.25	$14.30
Value at end of period	$13.16	$13.40	$11.98	$9.87	$14.25
Number of accumulation units outstanding at end of period	764	597	2,130	1,771
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.71	$13.61	$11.50	$12.37	$11.19	$11.36
Value at end of period	$16.43	$14.71	$13.61	$11.50	$12.37	$11.19
Number of accumulation units outstanding at end of period	39,096	32,929	39,533	24,275	35	6
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.86	$9.37	$5.36	$12.84	$12.93
Value at end of period	$8.32	$10.86	$9.37	$5.36	$12.84
Number of accumulation units outstanding at end of period	1,006	764	3,202	2,894	1,349
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.38	$13.03	$8.12	$10.66
Value at end of period	$15.12	$15.38	$13.03	$8.12
Number of accumulation units outstanding at end of period	0	0	178	151
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.54	$8.44	$7.34
Value at end of period	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	0	0	78
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$31.04	$27.54	$23.17	$21.80	$19.67	$18.74
Value at end of period	$30.30	$31.04	$27.54	$23.17	$21.80	$19.67
Number of accumulation units outstanding at end of period	9,630	7,008	5,067	3,054	240	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.10	$12.56	$9.34	$15.32	$13.79
Value at end of period	$13.42	$14.10	$12.56	$9.34	$15.32
Number of accumulation units outstanding at end of period	189,151	195,015	27,350	18,493	1,593
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.75	$8.61	$5.75	$10.57	$11.18
Value at end of period	$9.18	$10.75	$8.61	$5.75	$10.57
Number of accumulation units outstanding at end of period	124	141	621	107	3,030

CFI 10

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$17.83	$14.09	$8.48	$16.64	$18.02
Value at end of period	$14.68	$17.83	$14.09	$8.48	$16.64
Number of accumulation units outstanding at end of period	536	448	3,723	1,437	47
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.62	$11.75
Value at end of period	$15.07	$15.62
Number of accumulation units outstanding at end of period	6,417	4,496
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.47	$11.00	$9.25	$12.72
Value at end of period	$13.34	$12.47	$11.00	$9.25
Number of accumulation units outstanding at end of period	0	0	1,623	1,206

TABLE 2

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008

ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.31	$13.06	$11.47
Value at end of period	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	1,803	1,724	1,647
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.30	$9.74	$8.05
Value at end of period	$11.09	$11.30	$9.74
Number of accumulation units outstanding at end of period	11,176	6,036	3,043
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.26	$10.04	$9.51
Value at end of period	$11.48	$11.26	$10.04
Number of accumulation units outstanding at end of period	18,983	16,394	8,559
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.37	$10.78	$10.50
Value at end of period	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	23,329	1,164	8,924
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.63	$9.24
Value at end of period	$10.31	$11.63
Number of accumulation units outstanding at end of period	814	521

CFI 11

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.30	$7.84	$5.61	$5.61
Value at end of period	$7.70	$8.30	$7.84	$5.61
Number of accumulation units outstanding at end of period	196	140	91	48
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.48
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	232
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.96	$14.36
Value at end of period	$15.87	$15.96
Number of accumulation units outstanding at end of period	1,650	1,187
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.55	$8.52	$6.80	$9.15
Value at end of period	$9.99	$9.55	$8.52	$6.80
Number of accumulation units outstanding at end of period	52,865	56,142	55,182	57,872
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.21	$7.92	$7.27
Value at end of period	$8.74	$9.21	$7.92
Number of accumulation units outstanding at end of period	4,410	2,793	2,644
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.97	$8.20	$5.89	$8.65
Value at end of period	$7.75	$8.97	$8.20	$5.89
Number of accumulation units outstanding at end of period	104,663	88,902	69,774	72,953
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.00	$7.67	$5.65	$8.35
Value at end of period	$8.77	$9.00	$7.67	$5.65
Number of accumulation units outstanding at end of period	254,058	282,632	323,173	324,267
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.21	$7.13	$5.48	$8.01
Value at end of period	$8.29	$8.21	$7.13	$5.48
Number of accumulation units outstanding at end of period	41,556	51,841	55,982	65,062
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.22	$6.62	$5.16	$8.37
Value at end of period	$8.23	$8.22	$6.62	$5.16
Number of accumulation units outstanding at end of period	117,742	135,781	145,772	159,855
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.89	$6.97	$5.51	$8.45
Value at end of period	$6.53	$7.89	$6.97	$5.51
Number of accumulation units outstanding at end of period	18,577	17,807	17,684	20,252

CFI 12

Condensed Financial Information (continued)

	2011	2010	2009	2008

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.52	$8.21	$6.35	$8.99
Value at end of period	$10.13	$10.52	$8.21	$6.35
Number of accumulation units outstanding at end of period	36,623	28,417	14,398	5,531
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.35	$8.20	$6.15	$9.14
Value at end of period	$9.17	$9.35	$8.20	$6.15
Number of accumulation units outstanding at end of period	9,583	5,265	4,246	1,185
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.62	$9.52	$7.02	$8.80
Value at end of period	$11.25	$11.62	$9.52	$7.02
Number of accumulation units outstanding at end of period	3,295	5,600	3,911	11,028
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.19	$6.73	$5.60	$8.52
Value at end of period	$5.62	$7.19	$6.73	$5.60
Number of accumulation units outstanding at end of period	1,886	1,699	1,390	5,579
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.74	$8.53	$7.16	$8.99
Value at end of period	$9.61	$9.74	$8.53	$7.16
Number of accumulation units outstanding at end of period	119,673	121,867	149,676	207,841
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.71	$7.68	$5.68	$8.16
Value at end of period	$9.93	$9.71	$7.68	$5.68
Number of accumulation units outstanding at end of period	3,155	4,609	4,529	6,052
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.11	$8.52	$7.09	$9.15
Value at end of period	$9.55	$9.11	$8.52	$7.09
Number of accumulation units outstanding at end of period	5,573	2,403	2,367	12,460
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.80	$7.75	$5.93	$8.31
Value at end of period	$8.69	$8.80	$7.75	$5.93
Number of accumulation units outstanding at end of period	33,230	33,663	30,788	33,919
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.63	$8.96	$5.87	$8.53
Value at end of period	$9.52	$10.63	$8.96	$5.87
Number of accumulation units outstanding at end of period	9,379	11,591	14,441	15,736
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.47	$9.00	$6.73	$9.75
Value at end of period	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	3,374	3,368	2,537	2,086

CFI 13

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.30	$7.27	$5.35	$8.36
Value at end of period	$10.18	$9.30	$7.27	$5.35
Number of accumulation units outstanding at end of period	15,603	12,919	1,374	12,492
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.81	$8.92
Value at end of period	$9.55	$9.81
Number of accumulation units outstanding at end of period	829	830
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.78	$7.84	$5.96	$8.50
Value at end of period	$8.37	$8.78	$7.84	$5.96
Number of accumulation units outstanding at end of period	3,779	3,935	3,941	5,436
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.61	$8.26	$5.94	$8.91
Value at end of period	$9.45	$10.61	$8.26	$5.94
Number of accumulation units outstanding at end of period	252	8,190	252	252
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.01	$10.37	$8.53	$10.20
Value at end of period	$12.45	$12.01	$10.37	$8.53
Number of accumulation units outstanding at end of period	45,989	48,040	46,923	40,880
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.06	$8.27	$6.01	$10.11
Value at end of period	$9.14	$10.06	$8.27	$6.01
Number of accumulation units outstanding at end of period	25,343	22,029	27,262	28,762
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.09	$7.96	$6.12	$8.55
Value at end of period	$9.07	$9.09	$7.96	$6.12
Number of accumulation units outstanding at end of period	385,420	425,772	447,140	479,365
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.70	$7.63	$6.20	$8.38
Value at end of period	$8.69	$8.70	$7.63	$6.20
Number of accumulation units outstanding at end of period	141,118	156,506	188,882	209,655
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.70	$7.96	$6.04	$8.88
Value at end of period	$9.59	$9.70	$7.96	$6.04
Number of accumulation units outstanding at end of period	100,862	108,330	120,490	120,898
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.52	$7.75	$6.21	$8.43
Value at end of period	$9.45	$9.52	$7.75	$6.21
Number of accumulation units outstanding at end of period	60,077	65,493	73,885	84,620

CFI 14

Condensed Financial Information (continued)

	2011	2010	2009	2008

ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.33	$10.32	$9.25	$9.83
Value at end of period	$12.19	$11.33	$10.32	$9.25
Number of accumulation units outstanding at end of period	105,331	109,267	123,769	143,974
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.23	$7.63	$6.99
Value at end of period	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	2,713	2,761	2,015
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.41	$7.23	$5.69	$8.48
Value at end of period	$6.31	$7.41	$7.23	$5.69
Number of accumulation units outstanding at end of period	13,745	14,469	14,326	16,933
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.96	$7.78	$6.05	$8.12
Value at end of period	$8.77	$8.96	$7.78	$6.05
Number of accumulation units outstanding at end of period	42,419	45,383	50,780	62,696
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.34	$9.21	$7.51	$8.95
Value at end of period	$10.23	$10.34	$9.21	$7.51
Number of accumulation units outstanding at end of period	81,359	90,750	97,347	105,356
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.19	$8.17	$6.59	$8.50
Value at end of period	$8.99	$9.19	$8.17	$6.59
Number of accumulation units outstanding at end of period	3,880	8,554	8,058	6,919
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.13	$8.42	$4.91	$8.36
Value at end of period	$8.28	$10.13	$8.42	$4.91
Number of accumulation units outstanding at end of period	2,060	3,561	14,026	13,398
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.09	$8.21	$6.53	$8.72
Value at end of period	$10.28	$10.09	$8.21	$6.53
Number of accumulation units outstanding at end of period	1,291	2,223	4,474	4,123
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.60	$8.37	$6.57	$8.83
Value at end of period	$10.46	$10.60	$8.37	$6.57
Number of accumulation units outstanding at end of period	1,662	1,663	1,669	1,175
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.34
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	82,588

CFI 15

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.06	$7.59	$6.74	$8.79
Value at end of period	$9.38	$9.06	$7.59	$6.74
Number of accumulation units outstanding at end of period	18,949	11,929	9,581	12,213
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.29	$8.57	$6.62	$9.33
Value at end of period	$10.14	$10.29	$8.57	$6.62
Number of accumulation units outstanding at end of period	3,463	3,501	3,407	1,451
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.88	$8.99	$7.63	$9.02
Value at end of period	$10.03	$9.88	$8.99	$7.63
Number of accumulation units outstanding at end of period	7,048	7,848	7,561	3,589
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.53	$8.38	$6.31	$9.35
Value at end of period	$10.14	$9.53	$8.38	$6.31
Number of accumulation units outstanding at end of period	3,671	6,885	6,053	8,933
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.75	$9.02	$6.37	$9.34
Value at end of period	$11.69	$11.75	$9.02	$6.37
Number of accumulation units outstanding at end of period	22,859	26,750	12,540	13,942
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.42	$10.39	$10.36	$10.27
Value at end of period	$10.42	$10.42	$10.39	$10.36
Number of accumulation units outstanding at end of period	68,239	74,008	75,330	97,099
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.33	$8.04	$5.76	$8.26
Value at end of period	$8.57	$9.33	$8.04	$5.76
Number of accumulation units outstanding at end of period	251,434	297,679	328,746	358,220
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.13	$11.49	$7.69	$9.51
Value at end of period	$13.71	$13.13	$11.49	$7.69
Number of accumulation units outstanding at end of period	5,355	3,888	3,694	5,710
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.35	$11.48	$10.20	$10.03
Value at end of period	$12.75	$12.35	$11.48	$10.20
Number of accumulation units outstanding at end of period	81,562	80,560	61,745	27,751
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.23	$7.95	$6.39	$8.71
Value at end of period	$8.83	$9.23	$7.95	$6.39
Number of accumulation units outstanding at end of period	4,582	4,408	4,361	4,181

CFI 16

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.84	$11.62	$6.96	$9.54
Value at end of period	$13.74	$13.84	$11.62	$6.96
Number of accumulation units outstanding at end of period	12,344	8,249	6,907	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.47	$8.01	$6.39	$8.64
Value at end of period	$9.01	$9.47	$8.01	$6.39
Number of accumulation units outstanding at end of period	2,624	7,294	11,081	11,006
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.26	$12.64	$10.72
Value at end of period	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	1,546	6,343	1,648
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.27	$8.26	$6.68	$8.42
Value at end of period	$9.51	$9.27	$8.26	$6.68
Number of accumulation units outstanding at end of period	2,557	5,311	3,960	3,911
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.25	$11.92	$10.08
Value at end of period	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	5,579	751	490
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.26	$12.92	$11.44
Value at end of period	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	1,734	1,815	1,989
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.30
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	362
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.21	$10.08
Value at end of period	$10.77	$11.21
Number of accumulation units outstanding at end of period	838	838
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.00	$8.31	$6.34	$9.09
Value at end of period	$11.10	$11.00	$8.31	$6.34
Number of accumulation units outstanding at end of period	0	11,109	0	282
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.49	$8.43	$6.61	$9.02
Value at end of period	$10.23	$10.49	$8.43	$6.61
Number of accumulation units outstanding at end of period	39,333	46,093	49,521	45,373

CFI 17

Condensed Financial Information (continued)

	2011	2010	2009	2008

ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.79	$8.80	$7.19	$9.08
Value at end of period	$9.71	$9.79	$8.80	$7.19
Number of accumulation units outstanding at end of period	2,709	2,014	1,633	3,865
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.23	$8.12	$6.45	$8.71
Value at end of period	$8.95	$9.23	$8.12	$6.45
Number of accumulation units outstanding at end of period	38,964	36,058	35,287	5,926
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.01	$7.87	$6.13	$8.53
Value at end of period	$8.60	$9.01	$7.87	$6.13
Number of accumulation units outstanding at end of period	24,808	26,581	23,235	24,052
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.73	$7.58	$5.84	$8.43
Value at end of period	$8.28	$8.73	$7.58	$5.84
Number of accumulation units outstanding at end of period	8,279	6,491	4,877	5,051
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.01	$9.01	$7.64	$9.22
Value at end of period	$10.19	$10.01	$9.01	$7.64
Number of accumulation units outstanding at end of period	2,340	2,189	2,025	2,700
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.95	$7.91	$6.32	$8.63
Value at end of period	$8.68	$8.95	$7.91	$6.32
Number of accumulation units outstanding at end of period	17,840	18,817	21,181	25,964
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.43	$8.41	$6.91	$8.87
Value at end of period	$9.37	$9.43	$8.41	$6.91
Number of accumulation units outstanding at end of period	14,467	13,919	13,436	26,032
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.85	$9.52	$7.14	$9.41
Value at end of period	$11.16	$10.85	$9.52	$7.14
Number of accumulation units outstanding at end of period	68,165	65,198	37,188	17,769
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.44	$8.13	$5.55	$8.93
Value at end of period	$10.06	$10.44	$8.13	$5.55
Number of accumulation units outstanding at end of period	156,105	164,714	185,936	192,210
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.98	$7.81	$6.25	$8.33
Value at end of period	$8.90	$8.98	$7.81	$6.25
Number of accumulation units outstanding at end of period	17,708	17,804	25,413	16,189

CFI 18

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.44	$8.08	$5.65	$8.52
Value at end of period	$9.34	$9.44	$8.08	$5.65
Number of accumulation units outstanding at end of period	67,183	76,054	78,945	75,353
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.75	$6.81	$4.95	$8.25
Value at end of period	$6.79	$7.75	$6.81	$4.95
Number of accumulation units outstanding at end of period	341	475	545	5,294
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.13	$8.38	$6.34	$9.17
Value at end of period	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	64,735	67,137	74,448	75,532
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.44	$7.83	$5.92	$8.41
Value at end of period	$7.96	$8.44	$7.83	$5.92
Number of accumulation units outstanding at end of period	1,889	1,700	1,674	828
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.25	$8.31	$5.74	$7.92
Value at end of period	$8.04	$9.25	$8.31	$5.74
Number of accumulation units outstanding at end of period	38,302	34,690	39,264	45,983
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.54	$10.87	$10.27	$9.86
Value at end of period	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	1,113	539	168	168
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.60	$7.58	$5.75	$8.40
Value at end of period	$8.38	$8.60	$7.58	$5.75
Number of accumulation units outstanding at end of period	53,421	54,881	60,956	57,509
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.83	$6.78	$5.60	$8.25
Value at end of period	$7.21	$7.83	$6.78	$5.60
Number of accumulation units outstanding at end of period	7,122	7,246	8,525	10,105
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.66	$8.82	$6.87	$9.14
Value at end of period	$9.66	$9.66	$8.82	$6.87
Number of accumulation units outstanding at end of period	24,961	26,419	27,508	25,941
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.70	$8.54
Value at end of period	$9.13	$9.70
Number of accumulation units outstanding at end of period	164	137

CFI 19

	Condensed Financial Information (continued)

	2011	2010	2009	2008

LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.56	$9.27	$5.88
Value at end of period	$11.35	$11.56	$9.27
Number of accumulation units outstanding at end of period	1,533	223	147
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.10	$7.25	$5.73	$7.94
Value at end of period	$8.73	$9.10	$7.25	$5.73
Number of accumulation units outstanding at end of period	11,650	12,026	11,642	10,613
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.77	$7.97	$6.12	$9.02
Value at end of period	$9.47	$9.77	$7.97	$6.12
Number of accumulation units outstanding at end of period	2,075	1,386	0	338
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.50	$8.43	$6.13	$8.79
Value at end of period	$8.77	$9.50	$8.43	$6.13
Number of accumulation units outstanding at end of period	11,187	8,670	8,157	7,495
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.82	$9.31	$5.12	$8.50
Value at end of period	$9.68	$11.82	$9.31	$5.12
Number of accumulation units outstanding at end of period	35,113	46,006	71,820	43,082
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.94	$8.06	$5.87	$8.51
Value at end of period	$9.72	$9.94	$8.06	$5.87
Number of accumulation units outstanding at end of period	6,524	6,402	6,145	5,307
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.38	$8.39	$6.91	$9.08
Value at end of period	$9.21	$9.38	$8.39	$6.91
Number of accumulation units outstanding at end of period	6,756	6,064	5,167	4,333
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.24	$11.32	$9.56	$10.66
Value at end of period	$13.66	$12.24	$11.32	$9.56
Number of accumulation units outstanding at end of period	33,361	18,202	18,459	12,630
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.35	$7.21	$4.13	$8.22
Value at end of period	$6.40	$8.35	$7.21	$4.13
Number of accumulation units outstanding at end of period	4,150	3,429	16,886	9,162
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.03	$10.19	$6.35	$9.43
Value at end of period	$11.83	$12.03	$10.19	$6.35
Number of accumulation units outstanding at end of period	6,614	6,589	14,622	6,072

CFI 20

	Condensed Financial Information (continued)

	2011	2010	2009	2008

SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.54	$8.44	$7.34
Value at end of period	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	76	76	85
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.22	$12.62	$10.62	$10.24
Value at end of period	$13.88	$14.22	$12.62	$10.62
Number of accumulation units outstanding at end of period	30,169	31,462	24,558	29,682
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.80	$10.07	$8.77	$8.70
Value at end of period	$11.50	$10.80	$10.07	$8.77
Number of accumulation units outstanding at end of period	669	917	4,467	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.95	$7.97	$5.92	$8.73
Value at end of period	$8.51	$8.95	$7.97	$5.92
Number of accumulation units outstanding at end of period	53,689	60,605	60,196	48,285
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.71
Value at end of period	$8.80
Number of accumulation units outstanding at end of period	63
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.59	$7.67	$5.12	$8.01
Value at end of period	$8.18	$9.59	$7.67	$5.12
Number of accumulation units outstanding at end of period	1,970	1,968	2,200	5,143
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.13	$8.01	$4.82	$8.37
Value at end of period	$8.34	$10.13	$8.01	$4.82
Number of accumulation units outstanding at end of period	10,617	9,156	8,455	20,090
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.25	$8.31	$5.84	$8.69
Value at end of period	$9.89	$10.25	$8.31	$5.84
Number of accumulation units outstanding at end of period	9,263	8,731	9,424	8,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.70	$7.67	$6.45	$8.42
Value at end of period	$9.30	$8.70	$7.67	$6.45
Number of accumulation units outstanding at end of period	20,939	22,812	23,763	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.22	$8.34	$6.42	$8.62
Value at end of period	$10.00	$10.22	$8.34	$6.42
Number of accumulation units outstanding at end of period	490	363	1,708	1,509

CFI 21

Condensed Financial Information (continued)

TABLE 3

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.19	$16.65	$11.98	$17.83
Value at end of period	$15.70	$18.19	$16.65	$11.98
Number of accumulation units outstanding at end of period	85	79	73	66
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.86	$18.66	$13.77	$21.28
Value at end of period	$21.28	$21.86	$18.66	$13.77
Number of accumulation units outstanding at end of period	213	209	203	183
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.50	$12.61	$9.69	$15.42
Value at end of period	$14.63	$14.50	$12.61	$9.69
Number of accumulation units outstanding at end of period	260	248	234	322
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.08	$11.35	$8.86	$14.72
Value at end of period	$14.10	$14.08	$11.35	$8.86
Number of accumulation units outstanding at end of period	91	91	90	194
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.96	$16.36	$12.68	$17.39
Value at end of period	$20.15	$20.96	$16.36	$12.68
Number of accumulation units outstanding at end of period	238	222	206	194
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.53	$16.02	$11.82	$14.85
Value at end of period	$18.89	$19.53	$16.02	$11.82
Number of accumulation units outstanding at end of period	0	0	0	16
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.71	$13.78	$11.47	$17.58
Value at end of period	$11.49	$14.71	$13.78	$11.47
Number of accumulation units outstanding at end of period	230	206	181	150
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.79	$13.85	$11.63	$15.38
Value at end of period	$15.57	$15.79	$13.85	$11.63
Number of accumulation units outstanding at end of period	66	66	66	66
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.56	$15.48	$11.46	$17.51
Value at end of period	$19.98	$19.56	$15.48	$11.46
Number of accumulation units outstanding at end of period	211	203	194	199

CFI 22

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.50	$8.37	$6.42	$9.23
Value at end of period	$9.37	$9.50	$8.37	$6.42
Number of accumulation units outstanding at end of period	0	0	0	83
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$5.88	$4.96	$3.25	$4.69
Value at end of period	$5.26	$5.88	$4.96	$3.25
Number of accumulation units outstanding at end of period	0	0	0	10
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.45	$8.99	$6.73	$9.75
Value at end of period	$9.90	$10.45	$8.99	$6.73
Number of accumulation units outstanding at end of period	90	70	49	21
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.52	$12.88	$9.26	$13.61
Value at end of period	$14.69	$16.52	$12.88	$9.26
Number of accumulation units outstanding at end of period	32	32	32	26
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.42	$11.04	$8.04	$11.83
Value at end of period	$12.18	$13.42	$11.04	$8.04
Number of accumulation units outstanding at end of period	96	80	62	41
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.81	$9.48	$7.29	$10.44
Value at end of period	$10.77	$10.81	$9.48	$7.29
Number of accumulation units outstanding at end of period	188	187	186	303
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.33	$11.71	$9.51	$13.57
Value at end of period	$13.30	$13.33	$11.71	$9.51
Number of accumulation units outstanding at end of period	294	294	294	275
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$26.55	$21.80	$16.57	$23.89
Value at end of period	$26.22	$26.55	$21.80	$16.57
Number of accumulation units outstanding at end of period	35	35	35	24
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.20	$15.64	$12.54	$17.18
Value at end of period	$19.04	$19.20	$15.64	$12.54
Number of accumulation units outstanding at end of period	100	91	80	64
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.01	$17.32	$15.54	$17.52
Value at end of period	$20.42	$19.01	$17.32	$15.54
Number of accumulation units outstanding at end of period	11	10	8	6

CFI 23

Condensed Financial Information (continued)

	2011	2010	2009	2008

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.20	$7.62	$6.98
Value at end of period	$7.20	$8.20	$7.62
Number of accumulation units outstanding at end of period	51	38	25
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.71	$14.37	$11.31	$17.46
Value at end of period	$12.50	$14.71	$14.37	$11.31
Number of accumulation units outstanding at end of period	60	45	30	15
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.85	$12.04	$9.38	$13.85
Value at end of period	$13.54	$13.85	$12.04	$9.38
Number of accumulation units outstanding at end of period	148	132	114	104
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.23	$11.80	$9.62	$12.03
Value at end of period	$13.08	$13.23	$11.80	$9.62
Number of accumulation units outstanding at end of period	607	607	607	607
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$25.42	$21.15	$12.34	$21.90
Value at end of period	$20.76	$25.42	$21.15	$12.34
Number of accumulation units outstanding at end of period	69	56	42	24
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.24	$15.66	$12.48	$17.26
Value at end of period	$19.57	$19.24	$15.66	$12.48
Number of accumulation units outstanding at end of period	159	150	141	130
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	53
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.70	$7.30	$6.49	$8.57
Value at end of period	$9.00	$8.70	$7.30	$6.49
Number of accumulation units outstanding at end of period	160	155	148	141
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.93	$15.78	$11.90	$17.15
Value at end of period	$19.05	$17.93	$15.78	$11.90
Number of accumulation units outstanding at end of period	30	24	18	11
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.24	$12.28	$8.81	$13.03
Value at end of period	$13.07	$14.24	$12.28	$8.81
Number of accumulation units outstanding at end of period	423	421	419	503

CFI 24

Condensed Financial Information (continued)

	2011	2010	2009	2008

ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.19	$9.47	$7.56	$10.42
Value at end of period	$10.64	$11.19	$9.47	$7.56
Number of accumulation units outstanding at end of period	117	113	107	102
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.77	$19.13	$15.01	$19.99
Value at end of period	$23.15	$23.77	$19.13	$15.01
Number of accumulation units outstanding at end of period	0	0	0	7
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.28	$13.77	$11.70	$14.97
Value at end of period	$15.54	$15.28	$13.77	$11.70
Number of accumulation units outstanding at end of period	9	9	9	9
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.45	$12.69	$9.53	$12.61
Value at end of period	$14.85	$14.45	$12.69	$9.53
Number of accumulation units outstanding at end of period	83	83	83	83
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.76	$11.50	$7.86	$12.33
Value at end of period	$14.20	$14.76	$11.50	$7.86
Number of accumulation units outstanding at end of period	442	419	392	580
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.95	$14.52	$10.17	$15.50
Value at end of period	$16.75	$16.95	$14.52	$10.17
Number of accumulation units outstanding at end of period	168	165	162	205
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.73	$12.96	$9.43	$16.06
Value at end of period	$12.90	$14.73	$12.96	$9.43
Number of accumulation units outstanding at end of period	30	22	14	6
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.10	$8.37	$6.34	$10.21
Value at end of period	$8.00	$9.10	$8.37	$6.34
Number of accumulation units outstanding at end of period	287	259	228	482
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.92	$12.51	$8.65	$12.84
Value at end of period	$12.08	$13.92	$12.51	$8.65
Number of accumulation units outstanding at end of period	2	2	2	74
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.07	$10.65	$8.09	$12.44
Value at end of period	$11.74	$12.07	$10.65	$8.09
Number of accumulation units outstanding at end of period	106	106	106	106

CFI 25

Condensed Financial Information (continued)

	2011	2010	2009	2008

INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.50	$10.51	$8.20	$10.84
Value at end of period	$11.48	$11.50	$10.51	$8.20
Number of accumulation units outstanding at end of period	0	0	0	9
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.29	$12.20	$9.64	$14.38
Value at end of period	$14.66	$15.29	$12.20	$9.64
Number of accumulation units outstanding at end of period	82	70	57	67
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$85.44	$67.35	$37.10	$62.28
Value at end of period	$69.91	$85.44	$67.35	$37.10
Number of accumulation units outstanding at end of period	22	18	14	8
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$30.75	$27.31	$23.00	$22.11
Value at end of period	$29.99	$30.75	$27.31	$23.00
Number of accumulation units outstanding at end of period	7	6	5	4
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.01	$12.49	$9.29	$13.92
Value at end of period	$13.31	$14.01	$12.49	$9.29
Number of accumulation units outstanding at end of period	504	464	421	390
WANGER INTERNATIONAL
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.72	$8.59	$5.74	$9.68
Value at end of period	$9.14	$10.72	$8.59	$5.74
Number of accumulation units outstanding at end of period	95	95	95	95
WANGER SELECT
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.71	$14.01	$8.44	$14.64
Value at end of period	$14.57	$17.71	$14.01	$8.44
Number of accumulation units outstanding at end of period	22	20	16	12
WANGER USA
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.52	$12.59	$8.86	$13.14
Value at end of period	$14.96	$15.52	$12.59	$8.86
Number of accumulation units outstanding at end of period	44	41	37	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.39	$10.94	$6.45	$8.42
Value at end of period	$13.24	$12.39	$10.94	$6.45
Number of accumulation units outstanding at end of period	0	0	0	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$25.47	$20.79	$16.03	$21.81
Value at end of period	$24.89	$25.47	$20.79	$16.03
Number of accumulation units outstanding at end of period	27	24	19	14

CFI 26

Condensed Financial Information (continued)

TABLE 4

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.20% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.22
Value at end of period	$7.96
Number of accumulation units outstanding at end of period	1,381
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.70	$12.25	$9.79	$14.29	$14.49
Value at end of period	$14.30	$13.70	$12.25	$9.79	$14.29
Number of accumulation units outstanding at end of period	2,598	3,282	3,281	3,290	3,366
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.71
Value at end of period	$8.68
Number of accumulation units outstanding at end of period	47,541
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$19.06
Value at end of period	$15.58
Number of accumulation units outstanding at end of period	208,789
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$21.58	$18.45	$13.62	$23.74	$22.46
Value at end of period	$20.99	$21.58	$18.45	$13.62	$23.74
Number of accumulation units outstanding at end of period	753,805	279,861	256,899	211,179	174,740
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.32	$12.46	$9.59	$16.76	$18.20
Value at end of period	$14.43	$14.32	$12.46	$9.59	$16.76
Number of accumulation units outstanding at end of period	179,410	62,511	65,342	60,756	66,138
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.90	$11.22	$8.76	$16.62	$15.08
Value at end of period	$13.91	$13.90	$11.22	$8.76	$16.62
Number of accumulation units outstanding at end of period	223,712	76,607	72,136	73,657	72,699
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.47	$12.82	$10.15	$18.10	$17.77
Value at end of period	$11.96	$14.47	$12.82	$10.15	$18.10
Number of accumulation units outstanding at end of period	58,786	48,351	40,973	39,506	28,482
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$20.76	$16.23	$12.59	$18.83	$21.75
Value at end of period	$19.94	$20.76	$16.23	$12.59	$18.83
Number of accumulation units outstanding at end of period	99,109	0	37	37	37

CFI 27

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.98
Value at end of period	$9.10
Number of accumulation units outstanding at end of period	38,696
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.21
Value at end of period	$18.71
Number of accumulation units outstanding at end of period	2,505
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.92
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	3,008
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.59	$13.69	$11.51	$16.03	$16.05
Value at end of period	$15.36	$15.59	$13.69	$11.51	$16.03
Number of accumulation units outstanding at end of period	112,983	27,488	35,461	36,613	47,473
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$21.77
Value at end of period	$19.78
Number of accumulation units outstanding at end of period	25,994
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.33
Value at end of period	$13.23
Number of accumulation units outstanding at end of period	6,416
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.64
Value at end of period	$9.32
Number of accumulation units outstanding at end of period	17,033
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.81	$4.91	$3.22	$5.37	$5.13
Value at end of period	$5.20	$5.81	$4.91	$3.22	$5.37
Number of accumulation units outstanding at end of period	26,472	3,238	3,475	3,476	3,471
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.27
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	89,753
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.63
Value at end of period	$18.99
Number of accumulation units outstanding at end of period	3,664

CFI 28

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.74
Value at end of period	$14.59
Number of accumulation units outstanding at end of period	13,350
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.20	$12.14	$10.00	$11.86	$11.48
Value at end of period	$14.69	$14.20	$12.14	$10.00	$11.86
Number of accumulation units outstanding at end of period	121,080	38,334	26,667	26,195	20,516
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.94
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	47,676
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.67	$9.37	$7.21	$11.58	$11.81
Value at end of period	$10.62	$10.67	$9.37	$7.21	$11.58
Number of accumulation units outstanding at end of period	311,170	130,631	121,490	116,405	123,558
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.16	$11.57	$9.41	$15.02	$15.44
Value at end of period	$13.12	$13.16	$11.57	$9.41	$15.02
Number of accumulation units outstanding at end of period	101,531	71,810	69,245	70,528	72,523
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$26.22	$21.55	$16.39	$26.30	$28.46
Value at end of period	$25.86	$26.22	$21.55	$16.39	$26.30
Number of accumulation units outstanding at end of period	174,024	32,932	31,016	24,795	26,887
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.96	$15.46	$12.41	$18.72	$21.65
Value at end of period	$18.78	$18.96	$15.46	$12.41	$18.72
Number of accumulation units outstanding at end of period	114,737	32,554	28,645	21,589	20,872
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.77	$17.12	$15.38	$16.83	$16.02
Value at end of period	$20.14	$18.77	$17.12	$15.38	$16.83
Number of accumulation units outstanding at end of period	166,824	44,019	44,137	38,193	34,483
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.18	$7.60	$6.97
Value at end of period	$7.17	$8.18	$7.60
Number of accumulation units outstanding at end of period	4,867	930	930
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.58	$14.25	$11.23	$19.65	$19.43
Value at end of period	$12.37	$14.58	$14.25	$11.23	$19.65
Number of accumulation units outstanding at end of period	175,795	156,340	136,230	101,460	81,788

CFI 29

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.69
Value at end of period	$13.41
Number of accumulation units outstanding at end of period	4,717
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.58	$11.74	$9.89	$12.54	$13.37
Value at end of period	$13.40	$13.58	$11.74	$9.89	$12.54
Number of accumulation units outstanding at end of period	408,236	229,146	191,941	146,261	142,051
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.10
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	1,437
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.69
Value at end of period	$19.38
Number of accumulation units outstanding at end of period	3,971
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	33,036
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.66	$7.27	$6.47	$9.28	$9.47
Value at end of period	$8.95	$8.66	$7.27	$6.47	$9.28
Number of accumulation units outstanding at end of period	658,765	454	522	522	522
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$19.91
Value at end of period	$18.93
Number of accumulation units outstanding at end of period	6,851
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.12	$13.93	$9.87	$15.85	$14.83
Value at end of period	$17.99	$18.12	$13.93	$9.87	$15.85
Number of accumulation units outstanding at end of period	13,891	0	0	0	165
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.21
Value at end of period	$14.20
Number of accumulation units outstanding at end of period	105,090
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.68	$12.68	$8.77	$14.73	$15.87
Value at end of period	$13.46	$14.68	$12.68	$8.77	$14.73
Number of accumulation units outstanding at end of period	290,528	115,621	110,410	104,815	98,894

CFI 30

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.62
Value at end of period	$16.69
Number of accumulation units outstanding at end of period	210,249
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.75	$9.28	$7.47	$11.43	$11.32
Value at end of period	$10.27	$10.75	$9.28	$7.47	$11.43
Number of accumulation units outstanding at end of period	2,983	1,236	2,193	2,260	2,964
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.13	$9.44	$7.54	$11.26	$11.50
Value at end of period	$10.58	$11.13	$9.44	$7.54	$11.26
Number of accumulation units outstanding at end of period	54,165	44	254	254	254
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.19
Value at end of period	$14.78
Number of accumulation units outstanding at end of period	3,947
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.68	$8.84	$6.76	$10.34	$10.75
Value at end of period	$11.75	$11.68	$8.84	$6.76	$10.34
Number of accumulation units outstanding at end of period	35,196	56	75	75	75
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$23.47	$18.91	$14.85	$21.58	$22.93
Value at end of period	$22.84	$23.47	$18.91	$14.85	$21.58
Number of accumulation units outstanding at end of period	109,344	19,003	14,741	12,630	13,555
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.84
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	48,705
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.78
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	159,373
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.98
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	202,899
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.02
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	284,222

CFI 31

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.28
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	16,886
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.89
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	110,895
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.09	$13.62	$11.57	$15.17	$14.94
Value at end of period	$15.33	$15.09	$13.62	$11.57	$15.17
Number of accumulation units outstanding at end of period	1,288	0	32	32	32
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.84	$11.38	$9.11	$14.27	$14.65
Value at end of period	$12.44	$12.84	$11.38	$9.11	$14.27
Number of accumulation units outstanding at end of period	2,128	372	372	371	499
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.69	$12.24	$10.07	$14.51	$14.65
Value at end of period	$13.58	$13.69	$12.24	$10.07	$14.51
Number of accumulation units outstanding at end of period	13,363	155	155	162	187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.37
Value at end of period	$14.75
Number of accumulation units outstanding at end of period	228,698
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.08	$11.44	$7.83	$14.18	$14.23
Value at end of period	$14.50	$15.08	$11.44	$7.83	$14.18
Number of accumulation units outstanding at end of period	176,393	116,394	114,829	109,614	100,281
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.44
Value at end of period	$17.22
Number of accumulation units outstanding at end of period	20,738
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.74	$14.35	$10.06	$17.44	$17.52
Value at end of period	$16.53	$16.74	$14.35	$10.06	$17.44
Number of accumulation units outstanding at end of period	312,740	84,378	84,895	79,027	76,726
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.08	$8.35	$6.33	$10.21
Value at end of period	$7.97	$9.08	$8.35	$6.33
Number of accumulation units outstanding at end of period	72,328	47,029	39,236	35,677

CFI 32

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.75	$12.37	$8.56	$14.24	$14.95
Value at end of period	$11.92	$13.75	$12.37	$8.56	$14.24
Number of accumulation units outstanding at end of period	52,477	37,654	32,735	23,159	18,710
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.91	$10.52	$8.00	$13.31	$14.29
Value at end of period	$11.59	$11.91	$10.52	$8.00	$13.31
Number of accumulation units outstanding at end of period	26,776	37,524	38,712	22,964	26,919
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.08	$8.75	$7.24	$12.62	$12.59
Value at end of period	$9.27	$10.08	$8.75	$7.24	$12.62
Number of accumulation units outstanding at end of period	8,566	2,005	2,004	2,277	2,427
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.37	$10.40	$8.12	$11.65	$11.87
Value at end of period	$11.34	$11.37	$10.40	$8.12	$11.65
Number of accumulation units outstanding at end of period	13,133	4,671	5,022	5,627	6,242
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.69
Value at end of period	$8.60
Number of accumulation units outstanding at end of period	4,212
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.14	$12.10	$9.57	$15.82	$17.76
Value at end of period	$14.51	$15.14	$12.10	$9.57	$15.82
Number of accumulation units outstanding at end of period	118,599	73	107	107	107
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.65
Value at end of period	$15.45
Number of accumulation units outstanding at end of period	147,103
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$84.36
Value at end of period	$69.12
Number of accumulation units outstanding at end of period	33,584
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.30
Value at end of period	$13.64
Number of accumulation units outstanding at end of period	2,739
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.00
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	9,119

CFI 33

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.25
Value at end of period	$16.18
Number of accumulation units outstanding at end of period	36,423
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.61
Value at end of period	$8.24
Number of accumulation units outstanding at end of period	18,122
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.07
Value at end of period	$14.89
Number of accumulation units outstanding at end of period	40,883
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.86
Value at end of period	$8.97
Number of accumulation units outstanding at end of period	7,105
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$31.99
Value at end of period	$29.67
Number of accumulation units outstanding at end of period	26,118
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.02
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	2,618
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.73
Value at end of period	$13.21
Number of accumulation units outstanding at end of period	231,025
WANGER INTERNATIONAL
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.09
Value at end of period	$9.10
Number of accumulation units outstanding at end of period	5,069
WANGER SELECT
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.72
Value at end of period	$14.46
Number of accumulation units outstanding at end of period	125,289
WANGER USA
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.40
Value at end of period	$14.84
Number of accumulation units outstanding at end of period	52,165

CFI 34

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.45
Value at end of period	$13.14
Number of accumulation units outstanding at end of period	113,798
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$26.53
Value at end of period	$24.61
Number of accumulation units outstanding at end of period	48,205

TABLE 5

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$14.25	$13.42
Value at end of period	$13.47	$14.25
Number of accumulation units outstanding at end of period	15	6
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.33	$10.92
Value at end of period	$12.77	$11.33
Number of accumulation units outstanding at end of period	9,470	1,690
ARIEL FUND
(Funds were first received in this option during April 2011)
Value at beginning of period	$19.62
Value at end of period	$15.99
Number of accumulation units outstanding at end of period	96
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.58	$8.13	$5.64
Value at end of period	$7.94	$8.58	$8.13
Number of accumulation units outstanding at end of period	316	1,949	145
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.91
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	2,700
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44	$10.88
Value at end of period	$14.20	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44
Number of accumulation units outstanding at end of period	7,853	3,078	42	100	95	7,566	43,891	99,892	76,500	79,897
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.15	$7.22
Value at end of period	$8.66	$9.15
Number of accumulation units outstanding at end of period	0	47,730

CFI 35

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.01	$16.51	$11.89	$20.06	$18.20
Value at end of period	$15.52	$18.01	$16.51	$11.89	$20.06
Number of accumulation units outstanding at end of period	2,703	202,204	453	259	73,974
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50	$11.43
Value at end of period	$20.85	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50
Number of accumulation units outstanding at end of period	238,424	458,761	18,750	20,555	106,326	434,646	361,094	756,701	519,029	428,445
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99	$10.75
Value at end of period	$14.33	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99
Number of accumulation units outstanding at end of period	93,694	132,701	11,560	11,805	12,643	268,626	202,845	553,784	392,216	287,141
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50	$12.18
Value at end of period	$13.81	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50
Number of accumulation units outstanding at end of period	155,677	161,664	7,718	8,552	8,303	482,225	189,018	658,027	629,167	554,574
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79	$8.33
Value at end of period	$11.88	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79
Number of accumulation units outstanding at end of period	32,505	8,381	1,554	3,419	3,637	17,126	41,669	109,081	68,751	48,819
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.67	$16.16	$12.54	$18.77	$19.75
Value at end of period	$19.84	$20.67	$16.16	$12.54	$18.77
Number of accumulation units outstanding at end of period	83,559	98,563	46	26	19,397
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.28	$7.52
Value at end of period	$9.08	$9.28
Number of accumulation units outstanding at end of period	0	26,633
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.28	$15.84	$11.70	$15.97	$17.44
Value at end of period	$18.62	$19.28	$15.84	$11.70	$15.97
Number of accumulation units outstanding at end of period	1,561	2,924	685	815	635
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.56	$13.66	$11.39	$20.26	$20.18
Value at end of period	$11.35	$14.56	$13.66	$11.39	$20.26
Number of accumulation units outstanding at end of period	90	2,304	53	30	12
ING BALANCED PORTFOLIO
Value at beginning of period	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26	$11.46
Value at end of period	$15.25	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26
Number of accumulation units outstanding at end of period	127,231	129,977	39,380	43,294	48,556	46,964	572,911	1,049,384	919,699	886,008
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.31	$15.30	$11.35	$19.36	$20.28
Value at end of period	$19.69	$19.31	$15.30	$11.35	$19.36
Number of accumulation units outstanding at end of period	3,231	28,664	1,926	1,616	2,113
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.62	$11.83	$9.87	$13.88	$13.75
Value at end of period	$13.19	$12.62	$11.83	$9.87	$13.88
Number of accumulation units outstanding at end of period	577	7,119	61	3,896	205

CFI 36

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.44	$8.33	$6.40	$10.51	$10.70
Value at end of period	$9.30	$9.44	$8.33	$6.40	$10.51
Number of accumulation units outstanding at end of period	31,886	22,579	6,596	6,086	6,449
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.78	$4.89	$3.21	$5.35	$4.50	$4.21	$3.78	$3.83	$2.64	$4.68
Value at end of period	$5.17	$5.78	$4.89	$3.21	$5.35	$4.50	$4.21	$3.78	$3.83	$2.64
Number of accumulation units outstanding at end of period	55,269	28,158	3,215	3,070	2,941	0	77,394	287,994	265,668	102,888
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.41	$8.97	$6.72	$9.75
Value at end of period	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	1	84,966	388	356
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.78	$8.45	$6.23	$10.16	$12.16
Value at end of period	$11.78	$10.78	$8.45	$6.23	$10.16
Number of accumulation units outstanding at end of period	1,518	71	309	309	297
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.64	$8.51	$6.84	$10.41	$11.12
Value at end of period	$10.33	$10.64	$8.51	$6.84	$10.41
Number of accumulation units outstanding at end of period	0	0	0	0	287
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.87	$17.78	$13.54	$22.34	$23.12
Value at end of period	$18.90	$19.87	$17.78	$13.54	$22.34
Number of accumulation units outstanding at end of period	136	5,907	767	602	261
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.38	$12.79	$9.21	$15.18	$15.91
Value at end of period	$14.55	$16.38	$12.79	$9.21	$15.18
Number of accumulation units outstanding at end of period	616	14,269	152	91	41
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21	$10.02
Value at end of period	$14.64	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21
Number of accumulation units outstanding at end of period	150,574	80,815	4,910	4,260	3,783	124,184	77,967
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.34	$10.99	$8.01	$13.61	$9.70
Value at end of period	$12.09	$13.34	$10.99	$8.01	$13.61
Number of accumulation units outstanding at end of period	7,421	76,102	11,222	8,798	12,208
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.66	$15.53
Value at end of period	$16.78	$15.66
Number of accumulation units outstanding at end of period	811	301
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44	$8.64
Value at end of period	$10.55	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44
Number of accumulation units outstanding at end of period	272,902	310,416	125,289	138,850	159,937	75,268	2,061,293	3,746,930	3,821,284	3,983,568

CFI 37

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55	$10.93
Value at end of period	$13.03	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55
Number of accumulation units outstanding at end of period	98,686	46,527	16,104	16,232	16,811	246,214	328,361	714,616	606,047	426,905
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38	$15.22
Value at end of period	$25.69	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38
Number of accumulation units outstanding at end of period	86,553	149,806	4,981	5,005	26,753	179,477	139,928	315,406	146,203	89,769
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88	$11.32
Value at end of period	$18.65	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88
Number of accumulation units outstanding at end of period	22,072	93,201	3,055	2,428	12,579	116,439	98,580	195,698	86,955	45,072
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during January 2011))
Value at beginning of period	$11.70
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	9
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37	$12.52
Value at end of period	$20.01	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37
Number of accumulation units outstanding at end of period	90,151	139,371	13,448	31,797	62,115	179,852	166,953	351,224	382,555	368,326
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.17	$7.60	$6.96
Value at end of period	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	21,403	9,245	2,282
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.51	$14.19	$11.18	$19.59	$19.92
Value at end of period	$12.31	$14.51	$14.19	$11.18	$19.59
Number of accumulation units outstanding at end of period	68,812	31,783	1,600	1,601	1,600
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.67	$11.90	$9.28	$14.65	$15.83
Value at end of period	$13.35	$13.67	$11.90	$9.28	$14.65
Number of accumulation units outstanding at end of period	0	5,182	0	0	279
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16	$10.18
Value at end of period	$13.37	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16
Number of accumulation units outstanding at end of period	855,441	159,124	13,635	12,532	14,448	773,134	1,465
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.35	$11.00	$8.90	$13.16	$13.80
Value at end of period	$12.05	$12.35	$11.00	$8.90	$13.16
Number of accumulation units outstanding at end of period	591	3,262	350	321	199
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.21	$21.01	$12.28	$25.25	$24.31
Value at end of period	$20.55	$25.21	$21.01	$12.28	$25.25
Number of accumulation units outstanding at end of period	1,156	163	163	75	630

CFI 38

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.99	$15.48	$12.35	$18.50	$19.42
Value at end of period	$19.29	$18.99	$15.48	$12.35	$18.50
Number of accumulation units outstanding at end of period	0	5,736	1,870	2,484	2,532
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	30,626
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.64	$7.26	$6.46	$9.27	$9.98
Value at end of period	$8.92	$8.64	$7.26	$6.46	$9.27
Number of accumulation units outstanding at end of period	344,568	364,387	5,911	6,475	6,663
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.85	$14.47	$12.30	$15.88	$16.27
Value at end of period	$16.06	$15.85	$14.47	$12.30	$15.88
Number of accumulation units outstanding at end of period	8,304	8,303	8,301	8,303	8,303
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.77	$15.67	$11.83	$19.04	$18.42
Value at end of period	$18.86	$17.77	$15.67	$11.83	$19.04
Number of accumulation units outstanding at end of period	765	6,811	1,201	979	701
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.04	$13.72
Value at end of period	$17.90	$18.04
Number of accumulation units outstanding at end of period	29,105	14,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06	$11.91
Value at end of period	$14.10	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06
Number of accumulation units outstanding at end of period	284,731	96,671	1,351	5,139	4,291	1,706	140,435	405,783	390,338	475,250
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23	$10.15
Value at end of period	$13.43	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23
Number of accumulation units outstanding at end of period	381,617	211,304	18,565	22,623	68,286	445,063	8,334
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.44	$13.55	$9.09	$11.77	$11.80
Value at end of period	$16.09	$15.44	$13.55	$9.09	$11.77
Number of accumulation units outstanding at end of period	0	0	0	0	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.12	$15.03	$13.38	$13.44	$12.92
Value at end of period	$16.61	$16.12	$15.03	$13.38	$13.44
Number of accumulation units outstanding at end of period	2,235	190,884	2,583	2,219	1,254
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.73	$9.26	$7.46	$11.42	$11.36
Value at end of period	$10.24	$10.73	$9.26	$7.46	$11.42
Number of accumulation units outstanding at end of period	11,305	3,534	422	359	16,135

CFI 39

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.71	$13.23	$7.94	$11.27	$11.40
Value at end of period	$15.56	$15.71	$13.23	$7.94	$11.27
Number of accumulation units outstanding at end of period	930	965	788	268	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.11	$9.42	$7.53	$11.25	$11.52
Value at end of period	$10.55	$11.11	$9.42	$7.53	$11.25
Number of accumulation units outstanding at end of period	56,559	63,001	1,300	1,475	21,496
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.20	$11.40
Value at end of period	$14.76	$14.20
Number of accumulation units outstanding at end of period	0	3,486
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.21	$8.23	$6.97
Value at end of period	$9.42	$9.21	$8.23
Number of accumulation units outstanding at end of period	0	3,413	796
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.62	$8.80	$6.74	$10.31	$10.84
Value at end of period	$11.69	$11.62	$8.80	$6.74	$10.31
Number of accumulation units outstanding at end of period	324,939	35,169	584	611	582
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14	$12.93
Value at end of period	$22.68	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14
Number of accumulation units outstanding at end of period	55,124	88,279	3,545	4,167	4,638	35,528	50,681	118,229	109,169	78,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.25	$11.04	$9.05	$12.40	$12.13
Value at end of period	$12.13	$12.25	$11.04	$9.05	$12.40
Number of accumulation units outstanding at end of period	14,717	57,860	5	5	187,611
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.09	$10.65	$8.49	$12.87	$12.59
Value at end of period	$11.69	$12.09	$10.65	$8.49	$12.87
Number of accumulation units outstanding at end of period	50,074	138,473	4,187	3,925	253,906
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.25	$10.72	$8.37	$13.32	$12.96
Value at end of period	$11.65	$12.25	$10.72	$8.37	$13.32
Number of accumulation units outstanding at end of period	68,010	153,460	1,379	853	232,729
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.27	$10.68	$8.25	$13.75	$13.31
Value at end of period	$11.61	$12.27	$10.68	$8.25	$13.75
Number of accumulation units outstanding at end of period	45,607	207,136	0	0	83,862
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.60	$10.75
Value at end of period	$10.98	$11.60
Number of accumulation units outstanding at end of period	66	2,762

CFI 40

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.39	$11.33	$9.69	$11.66	$11.37
Value at end of period	$12.40	$12.39	$11.33	$9.69	$11.66
Number of accumulation units outstanding at end of period	2,947	88,986	0	0	35,163
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47	$11.04
Value at end of period	$15.23	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47
Number of accumulation units outstanding at end of period	20,935	2,171	524	1,190	1,174	104	12,094	35,604	29,898	26,979
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18	$9.51
Value at end of period	$12.36	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18
Number of accumulation units outstanding at end of period	4,651	3,363	1,364	1,423	1,618	1,440	66,389	164,165	150,985	139,477
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05	$10.06
Value at end of period	$13.49	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05
Number of accumulation units outstanding at end of period	13,765	11,931	6,623	6,618	6,623	748	39,577	93,533	89,555	79,829
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.33	$12.60	$9.48	$13.11	$13.44
Value at end of period	$14.71	$14.33	$12.60	$9.48	$13.11
Number of accumulation units outstanding at end of period	7,243	211,022	8,508	8,135	7,421
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54	$9.95
Value at end of period	$14.46	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54
Number of accumulation units outstanding at end of period	66,180	84,000	26,332	28,558	28,848	221,863	4,982
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.34	$15.12	$12.13	$18.91	$18.96
Value at end of period	$17.14	$17.34	$15.12	$12.13	$18.91
Number of accumulation units outstanding at end of period	821	23,085	47	1	46,886
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23	$11.96
Value at end of period	$16.42	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23
Number of accumulation units outstanding at end of period	45,946	203,597	2,350	3,113	3,794	2,492	156,687	355,183	317,265	267,784
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.06	$8.35	$6.33	$10.21
Value at end of period	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	24,026	12,754	5,403	6,036
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.66	$12.30	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80	$10.93
Value at end of period	$11.84	$13.66	$12.30	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80
Number of accumulation units outstanding at end of period	14,576	21,584	373	1,182	1,389	1,317	33,111	118,634	118,849	105,534
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.59	$11.00	$8.74	$13.93	$13.79
Value at end of period	$12.79	$12.59	$11.00	$8.74	$13.93
Number of accumulation units outstanding at end of period	0	0	0	0	58,802
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.84	$10.46	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38	$9.71
Value at end of period	$11.51	$11.84	$10.46	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38
Number of accumulation units outstanding at end of period	27,809	26,292	15,594	16,485	15,618	5,133	166,813	316,548	317,180	295,121

CFI 41

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$10.02	$8.70	$7.21	$12.56	$11.24	$10.60	$9.77	$9.18	$7.11	$9.408
Value at end of period	$9.21	$10.02	$8.70	$7.21	$12.56	$11.24	$10.60	$9.77	$9.18	$7.11
Number of accumulation units outstanding at end of period	18,086	9,173	241	241	241	0	3,341	31,700	27,214	21,530
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52	$7.718
Value at end of period	$11.27	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52
Number of accumulation units outstanding at end of period	18,670	8,437	60	60	60	77,519	23,726	67,574	66,733	55,615
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.13	$7.22
Value at end of period	$8.58	$9.13
Number of accumulation units outstanding at end of period	0	1,147
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.07	$12.04	$9.54	$15.77	$15.71	$14.56
Value at end of period	$14.43	$15.07	$12.04	$9.54	$15.77	$15.71
Number of accumulation units outstanding at end of period	128,102	120,327	16	55	55	93,847
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.27
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	309
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.71	$14.86	$10.84	$17.48	$17.71
Value at end of period	$15.40	$16.71	$14.86	$10.84	$17.48
Number of accumulation units outstanding at end of period	2,063	152,419	1,109	1,003	692
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$84.12	$66.41	$36.63	$70.67	$69.81
Value at end of period	$68.72	$84.12	$66.41	$36.63	$70.67
Number of accumulation units outstanding at end of period	1,095	34,387	923	642	20
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.94	$11.32	$8.27	$13.34	$12.89
Value at end of period	$13.60	$13.94	$11.32	$8.27	$13.34
Number of accumulation units outstanding at end of period	308	2,689	610	289	25
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.06	$10.89
Value at end of period	$12.79	$13.06
Number of accumulation units outstanding at end of period	0	9,263
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.47	$13.42	$11.37	$12.26	$11.45
Value at end of period	$16.12	$14.47	$13.42	$11.37	$12.26
Number of accumulation units outstanding at end of period	817	25,893	878	878	55,776
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.76	$9.31	$5.34	$12.81	$12.55
Value at end of period	$8.22	$10.76	$9.31	$5.34	$12.81
Number of accumulation units outstanding at end of period	18,278	40,120	18,362	18,253	18,219

CFI 42

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.12	$12.84	$8.02	$12.45	$12.60
Value at end of period	$14.83	$15.12	$12.84	$8.02	$12.45
Number of accumulation units outstanding at end of period	1,683	45,663	1,811	718	641
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.48	$8.40	$5.48	$7.98
Value at end of period	$8.95	$10.48	$8.40	$5.48
Number of accumulation units outstanding at end of period	3,294	6,334	162	31
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$30.31	$26.97	$22.75	$21.46	$21.22
Value at end of period	$29.52	$30.31	$26.97	$22.75	$21.46
Number of accumulation units outstanding at end of period	1,930	28,543	3,225	2,584	1,475
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.73	$10.55
Value at end of period	$11.40	$10.73
Number of accumulation units outstanding at end of period	0	2,489
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.87	$12.38	$9.23	$15.18	$15.79
Value at end of period	$13.16	$13.87	$12.38	$9.23	$15.18
Number of accumulation units outstanding at end of period	782	218,149	470	1,011	579
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.66	$8.55	$5.72	$10.55	$10.94
Value at end of period	$9.08	$10.66	$8.55	$5.72	$10.55
Number of accumulation units outstanding at end of period	5,513	6,894	474	275	8
WANGER SELECT
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.54	$13.89	$8.38	$16.49	$16.44
Value at end of period	$14.40	$17.54	$13.89	$8.38	$16.49
Number of accumulation units outstanding at end of period	303	120,047	1,265	841	41,726
WANGER USA
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.36	$12.48	$8.80	$14.63	$14.64
Value at end of period	$14.79	$15.36	$12.48	$8.80	$14.63
Number of accumulation units outstanding at end of period	1,028	50,005	450	396	25,430
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.26	$10.85	$9.14	$13.71	$14.65
Value at end of period	$13.09	$12.26	$10.85	$9.14	$13.71
Number of accumulation units outstanding at end of period	839	120,051	226	184	117
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$25.07	$20.11
Value at end of period	$24.47	$25.07
Number of accumulation units outstanding at end of period	0	45,589

CFI 43

Condensed Financial Information (continued)

TABLE 6

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004

ALGER GREEN FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.24	$12.46
Value at end of period	$13.45	$14.24
Number of accumulation units outstanding at end of period	161	19
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.22	$9.70	$7.90
Value at end of period	$10.97	$11.22	$9.70
Number of accumulation units outstanding at end of period	19,813	19,116	9,708
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.18	$10.00	$8.19
Value at end of period	$11.37	$11.18	$10.00
Number of accumulation units outstanding at end of period	25,060	21,015	11,231
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.32	$10.76	$10.20
Value at end of period	$12.75	$11.32	$10.76
Number of accumulation units outstanding at end of period	2,392	4,053	4,657
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.57	$8.11	$5.82	$8.64
Value at end of period	$7.92	$8.57	$8.11	$5.82
Number of accumulation units outstanding at end of period	2,546	1,233	7,775	7,259
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.79	$10.63
Value at end of period	$10.98	$11.79
Number of accumulation units outstanding at end of period	6,840	4,984
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.88	$12.39
Value at end of period	$15.74	$15.88
Number of accumulation units outstanding at end of period	3,972	4,253
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.53	$12.10	$9.69	$14.15	$14.57
Value at end of period	$14.10	$13.53	$12.10	$9.69	$14.15
Number of accumulation units outstanding at end of period	4,749	6,428	8,552	7,776	3,060
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.84
Value at end of period	$9.51
Number of accumulation units outstanding at end of period	12,148

CFI 44

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.14	$7.88	$6.21	$8.64
Value at end of period	$8.65	$9.14	$7.88	$6.21
Number of accumulation units outstanding at end of period	6,732	4,647	32,562	154
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.89	$8.07	$6.12	$9.06
Value at end of period	$9.43	$9.89	$8.07	$6.12
Number of accumulation units outstanding at end of period	1,303	1,470	1,131	650
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.95	$16.46	$11.86	$20.02	$16.89	$14.06
Value at end of period	$15.46	$17.95	$16.46	$11.86	$20.02	$16.89
Number of accumulation units outstanding at end of period	50,519	47,859	214,093	197,719	126,355	68
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45	$13.58
Value at end of period	$20.71	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45
Number of accumulation units outstanding at end of period	95,945	308,801	737,447	694,989	351,410	225	302,958	202,144
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.14	$12.32	$9.49	$16.60	$18.11
Value at end of period	$14.24	$14.14	$12.32	$9.49	$16.60
Number of accumulation units outstanding at end of period	65,858	153,469	299,834	292,021	137,220
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.73	$11.09	$8.67	$16.46	$17.01
Value at end of period	$13.72	$13.73	$11.09	$8.67	$16.46
Number of accumulation units outstanding at end of period	95,959	243,469	406,574	409,765	166,932
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.29	$12.67	$10.04	$17.92	$18.40
Value at end of period	$11.80	$14.29	$12.67	$10.04	$17.92
Number of accumulation units outstanding at end of period	10,351	36,295	53,660	46,047	9,223
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.57	$16.09	$12.49	$18.71	$20.51
Value at end of period	$19.74	$20.57	$16.09	$12.49	$18.71
Number of accumulation units outstanding at end of period	17,562	84,684	179,700	159,550	90,406
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.27	$8.16	$6.14	$8.98
Value at end of period	$9.07	$9.27	$8.16	$6.14
Number of accumulation units outstanding at end of period	4,102	3,061	15,264	549
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.19	$15.78	$11.66	$15.93	$17.52
Value at end of period	$18.53	$19.19	$15.78	$11.66	$15.93
Number of accumulation units outstanding at end of period	10,382	8,897	11,808	10,525	2,846

CFI 45

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.51	$13.62	$11.36	$20.22	$17.42	$13.52	$12.81
Value at end of period	$11.31	$14.51	$13.62	$11.36	$20.22	$17.42	$13.52
Number of accumulation units outstanding at end of period	5,361	6,628	9,700	8,137	606	69	16
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.40	$13.53	$11.38	$15.88	$16.18
Value at end of period	$15.15	$15.40	$13.53	$11.38	$15.88
Number of accumulation units outstanding at end of period	28,128	109,951	206,017	217,775	142,186
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84	$11.96
Value at end of period	$19.59	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84
Number of accumulation units outstanding at end of period	15,243	16,501	42,073	42,300	26,297	91	56,407	16,321
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.59	$11.80	$9.86	$13.86	$14.05
Value at end of period	$13.15	$12.59	$11.80	$9.86	$13.86
Number of accumulation units outstanding at end of period	138,376	131,655	133,868	116,461	5,337
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.43	$8.32	$6.39	$10.50	$11.11
Value at end of period	$9.28	$9.43	$8.32	$6.39	$10.50
Number of accumulation units outstanding at end of period	25,340	45,487	57,151	56,575	16,961
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.75	$4.87	$3.20	$5.33	$5.11
Value at end of period	$5.14	$5.75	$4.87	$3.20	$5.33
Number of accumulation units outstanding at end of period	47,478	106,181	112,090	83,166	14,962
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.40	$8.96	$6.72	$9.75
Value at end of period	$9.83	$10.40	$8.96	$6.72
Number of accumulation units outstanding at end of period	5,800	3,908	80,001	76,690
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.76	$8.43	$6.22	$11.37
Value at end of period	$11.74	$10.76	$8.43	$6.22
Number of accumulation units outstanding at end of period	25,119	16,748	9,684	8,764
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.62	$8.50	$6.84	$10.13
Value at end of period	$10.30	$10.62	$8.50	$6.84
Number of accumulation units outstanding at end of period	2,293	1,511	190	153
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.78	$17.71	$13.49	$22.27	$23.55
Value at end of period	$18.80	$19.78	$17.71	$13.49	$22.27
Number of accumulation units outstanding at end of period	6,097	7,636	7,515	6,384	1,101

CFI 46

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.33	$12.76	$9.20	$15.16	$16.02
Value at end of period	$14.50	$16.33	$12.76	$9.20	$15.16
Number of accumulation units outstanding at end of period	11,856	11,751	16,015	7,926	5,092
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.11	$12.08	$9.96	$11.96	$11.77
Value at end of period	$14.59	$14.11	$12.08	$9.96	$11.96
Number of accumulation units outstanding at end of period	17,157	169,537	245,722	261,593	69,352
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.31	$10.97	$8.00	$13.61	$9.70
Value at end of period	$12.05	$13.31	$10.97	$8.00	$13.61
Number of accumulation units outstanding at end of period	57,962	56,434	90,162	81,647	25,508
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.54	$9.26	$7.13	$11.47	$11.94
Value at end of period	$10.48	$10.54	$9.26	$7.13	$11.47
Number of accumulation units outstanding at end of period	376,096	570,427	579,334	589,751	262,708
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.99	$11.44	$9.31	$14.87	$15.59
Value at end of period	$12.94	$12.99	$11.44	$9.31	$14.87
Number of accumulation units outstanding at end of period	38,953	136,641	178,682	188,676	46,123
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.89	$21.30	$16.22	$26.05	$27.78
Value at end of period	$25.51	$25.89	$21.30	$16.22	$26.05
Number of accumulation units outstanding at end of period	43,620	120,366	254,397	247,422	127,979
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29	$13.70
Value at end of period	$18.53	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29
Number of accumulation units outstanding at end of period	24,379	48,159	138,722	145,901	120,154	104	85,055	76,284
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78	$14.59
Value at end of period	$19.87	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78
Number of accumulation units outstanding at end of period	15,783	87,057	193,048	189,956	118,510	133	216,170	201,254
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.16	$7.59	$5.95	$8.89
Value at end of period	$7.15	$8.16	$7.59	$5.95
Number of accumulation units outstanding at end of period	23,173	44,026	41,437	779
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26	$10.51
Value at end of period	$12.24	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26
Number of accumulation units outstanding at end of period	29,904	97,634	125,108	108,669	34,521	7	35,283	10,662

CFI 47

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98	$12.84
Value at end of period	$13.28	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98
Number of accumulation units outstanding at end of period	17,983	17,067	21,203	24,161	4,642	75	16
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78	$10.57
Value at end of period	$12.90	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78
Number of accumulation units outstanding at end of period	27,527	842,148	955,201	895,039	177,948	132	21
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.31	$10.98	$8.88	$12.22
Value at end of period	$12.01	$12.31	$10.98	$8.88
Number of accumulation units outstanding at end of period	5,054	5,079	12,171	8,131
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$25.13	$20.96	$12.25	$25.22	$21.68
Value at end of period	$20.48	$25.13	$20.96	$12.25	$25.22
Number of accumulation units outstanding at end of period	6,796	7,788	8,089	5,401	6
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.91	$15.42	$12.31	$18.44	$19.42
Value at end of period	$19.20	$18.91	$15.42	$12.31	$18.44
Number of accumulation units outstanding at end of period	5,805	5,423	10,554	11,787	5,385
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.51	$11.49	$9.05	$12.63
Value at end of period	$14.28	$14.51	$11.49	$9.05
Number of accumulation units outstanding at end of period	2,183	1,042	818	1,075
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	37,968
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.62	$7.25	$6.45	$9.26	$9.95
Value at end of period	$8.90	$8.62	$7.25	$6.45	$9.26
Number of accumulation units outstanding at end of period	254,646	223,254	582,644	605,802	308,523
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.20	$8.52	$6.61	$10.25
Value at end of period	$10.03	$10.20	$8.52	$6.61
Number of accumulation units outstanding at end of period	7,899	6,262	4,525	3,319
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.79	$14.42	$12.27	$15.58
Value at end of period	$16.00	$15.79	$14.42	$12.27
Number of accumulation units outstanding at end of period	895	889	5,312	3,661

CFI 48

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.72	$15.64	$11.81	$19.02	$18.67
Value at end of period	$18.80	$17.72	$15.64	$11.81	$19.02
Number of accumulation units outstanding at end of period	7,461	7,794	13,312	9,758	253
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.95	$13.81	$9.79	$15.75	$15.90
Value at end of period	$17.80	$17.95	$13.81	$9.79	$15.75
Number of accumulation units outstanding at end of period	11,438	30,161	46,066	39,349	2,350
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.05	$14.05	$14.05	$13.73	$13.47
Value at end of period	$14.01	$14.05	$14.05	$14.05	$13.73
Number of accumulation units outstanding at end of period	79,086	393,924	478,360	582,760	21,423
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22	$10.37
Value at end of period	$12.89	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22
Number of accumulation units outstanding at end of period	127,648	527,317	748,437	777,795	260,194	18	632
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.40	$13.52	$9.08	$11.75	$11.42
Value at end of period	$16.03	$15.40	$13.52	$9.08	$11.75
Number of accumulation units outstanding at end of period	5,383	6,049	6,376	3,073	11
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.05	$14.97	$13.33	$13.40	$12.50
Value at end of period	$16.53	$16.05	$14.97	$13.33	$13.40
Number of accumulation units outstanding at end of period	36,804	35,058	164,363	118,713	59,517
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.70	$9.24	$7.45	$11.41	$12.08
Value at end of period	$10.21	$10.70	$9.24	$7.45	$11.41
Number of accumulation units outstanding at end of period	39,950	47,153	44,616	39,837	1,540
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.67	$13.21	$7.93	$11.26	$11.11
Value at end of period	$15.51	$15.67	$13.21	$7.93	$11.26
Number of accumulation units outstanding at end of period	8,235	6,113	5,093	487	11
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.08	$9.40	$7.52	$11.24	$12.18
Value at end of period	$10.52	$11.08	$9.40	$7.52	$11.24
Number of accumulation units outstanding at end of period	21,725	77,394	131,370	111,760	55,073
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.19	$12.61	$10.72
Value at end of period	$14.74	$14.19	$12.61
Number of accumulation units outstanding at end of period	238	63	479

CFI 49

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.20	$8.22	$6.96
Value at end of period	$9.41	$9.20	$8.22
Number of accumulation units outstanding at end of period	2,792	4,857	1,174
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.19	$12.30
Value at end of period	$13.22	$13.19
Number of accumulation units outstanding at end of period	755	706
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.18	$12.90	$11.43
Value at end of period	$15.78	$16.18	$12.90
Number of accumulation units outstanding at end of period	2,713	1,077	929
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.38	$8.69
Value at end of period	$10.15	$10.38
Number of accumulation units outstanding at end of period	106	106
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.12	$9.00
Value at end of period	$10.65	$11.12
Number of accumulation units outstanding at end of period	1,667	3,166
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.57	$8.77	$6.71	$10.27	$10.89
Value at end of period	$11.63	$11.57	$8.77	$6.71	$10.27
Number of accumulation units outstanding at end of period	7,066	326,577	354,565	370,460	2,269
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.17	$18.69	$14.69	$21.38	$22.91
Value at end of period	$22.53	$23.17	$18.69	$14.69	$21.38
Number of accumulation units outstanding at end of period	45,725	97,110	169,567	138,577	15,179
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.21	$11.01	$9.03	$12.38	$12.72
Value at end of period	$12.09	$12.21	$11.01	$9.03	$12.38
Number of accumulation units outstanding at end of period	19,205	24,314	67,379	55,755	27,937
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.06	$10.63	$8.48	$12.86	$13.42
Value at end of period	$11.65	$12.06	$10.63	$8.48	$12.86
Number of accumulation units outstanding at end of period	74,720	103,318	159,045	103,084	24,351
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.21	$10.69	$8.36	$13.30	$13.96
Value at end of period	$11.61	$12.21	$10.69	$8.36	$13.30
Number of accumulation units outstanding at end of period	60,602	86,872	187,609	113,613	27,960

CFI 50

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.23	$10.66	$8.23	$13.73	$13.66
Value at end of period	$11.57	$12.23	$10.66	$8.23	$13.73
Number of accumulation units outstanding at end of period	72,176	66,476	188,721	100,304	24,327
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.37
Value at end of period	$9.42
Number of accumulation units outstanding at end of period	144
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.35	$11.31	$9.68	$11.64	$11.70
Value at end of period	$12.36	$12.35	$11.31	$9.68	$11.64
Number of accumulation units outstanding at end of period	0	2,977	88,528	91,871	56,354
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.90	$13.46	$11.45	$15.03	$14.69
Value at end of period	$15.12	$14.90	$13.46	$11.45	$15.03
Number of accumulation units outstanding at end of period	13,471	32,301	31,603	34,021	7,354
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.68	$11.25	$9.01	$14.13	$14.64
Value at end of period	$12.27	$12.68	$11.25	$9.01	$14.13
Number of accumulation units outstanding at end of period	39,951	36,877	39,376	37,172	3,078
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.52	$12.10	$9.96	$14.38	$14.70
Value at end of period	$13.40	$13.52	$12.10	$9.96	$14.38
Number of accumulation units outstanding at end of period	22,138	31,739	55,566	52,428	8,094
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.29	$12.57	$9.46	$13.09	$12.58	$11.12
Value at end of period	$14.66	$14.29	$12.57	$9.46	$13.09	$12.58
Number of accumulation units outstanding at end of period	44,656	46,121	217,293	167,505	62,812	108
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.59	$11.38	$7.80	$13.76	$14.48
Value at end of period	$14.00	$14.59	$11.38	$7.80	$13.76
Number of accumulation units outstanding at end of period	77,784	114,069	184,692	188,321	76,716
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47	$15.40
Value at end of period	$17.07	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47
Number of accumulation units outstanding at end of period	18,111	16,403	32,001	25,956	13,793	76	13
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19	$11.67
Value at end of period	$16.30	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19
Number of accumulation units outstanding at end of period	56,616	97,603	276,585	289,013	200,701	71	264,015	113,711

CFI 51

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.57	$12.84	$9.36	$17.81
Value at end of period	$12.73	$14.57	$12.84	$9.36
Number of accumulation units outstanding at end of period	2,955	2,870	2,167	2,967
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.05	$8.34	$6.33	$10.21
Value at end of period	$7.94	$9.05	$8.34	$6.33
Number of accumulation units outstanding at end of period	41,985	59,000	68,724	54,110
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.68	$9.01	$6.83	$10.69
Value at end of period	$9.10	$9.68	$9.01	$6.83
Number of accumulation units outstanding at end of period	4,220	2,321	1,474	398
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.57	$12.23	$8.47	$14.10	$15.41
Value at end of period	$11.76	$13.57	$12.23	$8.47	$14.10
Number of accumulation units outstanding at end of period	22,470	37,050	63,288	52,012	14,977
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.45	$10.82	$10.25	$9.82
Value at end of period	$12.24	$11.45	$10.82	$10.25
Number of accumulation units outstanding at end of period	16,101	9,820	7,961	1,543
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.76	$10.40	$7.92	$13.18	$14.20
Value at end of period	$11.43	$11.76	$10.40	$7.92	$13.18
Number of accumulation units outstanding at end of period	34,988	45,093	56,552	54,022	12,432
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.84	$12.34	$11.82
Value at end of period	$12.94	$13.84	$12.34
Number of accumulation units outstanding at end of period	703	666	127
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.97	$8.66	$7.17	$12.51	$13.13
Value at end of period	$9.15	$9.97	$8.66	$7.17	$12.51
Number of accumulation units outstanding at end of period	5,816	24,438	38,459	33,500	14,269
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.23	$10.29	$8.04	$11.54	$12.06
Value at end of period	$11.19	$11.23	$10.29	$8.04	$11.54
Number of accumulation units outstanding at end of period	12,509	38,020	48,596	60,385	6,961
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$20.47	$16.31	$11.30	$20.38
Value at end of period	$20.12	$20.47	$16.31	$11.30
Number of accumulation units outstanding at end of period	0	0	318	306

CFI 52

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.12	$7.43	$5.39	$7.94
Value at end of period	$8.56	$9.12	$7.43	$5.39
Number of accumulation units outstanding at end of period	0	0	268	172
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.47	$8.95
Value at end of period	$11.23	$11.47
Number of accumulation units outstanding at end of period	157	157
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98	$11.17
Value at end of period	$14.35	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98
Number of accumulation units outstanding at end of period	31,626	161,207	284,893	295,857	114,200	135	91,601	27,640
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.14	$9.12	$7.01	$11.32
Value at end of period	$10.77	$11.14	$9.12	$7.01
Number of accumulation units outstanding at end of period	2,118	1,278	1,425	1,041
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64	$11.96
Value at end of period	$15.34	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64
Number of accumulation units outstanding at end of period	50,767	50,962	191,754	163,521	101,026	88	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$83.68	$66.10	$36.48	$70.40	$52.76	$39.59
Value at end of period	$68.33	$83.68	$66.10	$36.48	$70.40	$52.76
Number of accumulation units outstanding at end of period	7,115	7,690	34,513	29,836	21,822	23
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.90	$11.30	$8.26	$13.33	$13.53	$11.96
Value at end of period	$13.55	$13.90	$11.30	$8.26	$13.33	$13.53
Number of accumulation units outstanding at end of period	3,247	3,032	1,911	1,170	87	83
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.99	$11.65	$9.63	$13.94	$12.77	$11.52
Value at end of period	$12.72	$12.99	$11.65	$9.63	$13.94	$12.77
Number of accumulation units outstanding at end of period	1,909	2,302	7,802	9,208	2,128	86
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.42	$13.38	$11.34	$12.24	$11.58
Value at end of period	$16.06	$14.42	$13.38	$11.34	$12.24
Number of accumulation units outstanding at end of period	14,980	14,362	25,400	17,789	1,294
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.74	$9.29	$5.34	$12.81	$13.42
Value at end of period	$8.20	$10.74	$9.29	$5.34	$12.81
Number of accumulation units outstanding at end of period	17,464	19,487	38,887	28,966	6,877

CFI 53

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.07	$12.81	$8.00	$12.43	$12.73
Value at end of period	$14.77	$15.07	$12.81	$8.00	$12.43
Number of accumulation units outstanding at end of period	5,674	6,327	44,347	42,787	36,834
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.46	$8.40	$5.48	$6.39
Value at end of period	$8.94	$10.46	$8.40	$5.48
Number of accumulation units outstanding at end of period	10,062	7,684	2,107	88
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$30.17	$26.86	$22.66	$21.39	$21.26
Value at end of period	$29.37	$30.17	$26.86	$22.66	$21.39
Number of accumulation units outstanding at end of period	29,492	28,205	56,272	48,185	14,707
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.72	$10.02	$8.75	$9.68
Value at end of period	$11.38	$10.72	$10.02	$8.75
Number of accumulation units outstanding at end of period	1,738	1,060	2,597	136
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40	$11.79
Value at end of period	$13.11	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40
Number of accumulation units outstanding at end of period	72,655	72,540	263,366	250,525	173,779	231	15
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.36
Value at end of period	$8.79
Number of accumulation units outstanding at end of period	11,643
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.64	$8.54	$5.72	$10.55	$11.06
Value at end of period	$9.05	$10.64	$8.54	$5.72	$10.55
Number of accumulation units outstanding at end of period	11,488	9,674	8,016	6,521	1,992
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.48	$13.85	$8.36	$16.46	$17.81
Value at end of period	$14.34	$17.48	$13.85	$8.36	$16.46
Number of accumulation units outstanding at end of period	12,201	12,185	110,640	104,463	72,244
WANGER USA
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.31	$12.45	$8.78	$14.60	$15.64
Value at end of period	$14.73	$15.31	$12.45	$8.78	$14.60
Number of accumulation units outstanding at end of period	8,022	8,922	57,103	54,768	45,718
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.22	$10.82	$9.12	$13.68	$13.21	$11.52
Value at end of period	$13.04	$12.22	$10.82	$9.12	$13.68	$13.21
Number of accumulation units outstanding at end of period	50,887	54,243	163,758	154,599	77,601	85

CFI 54

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.94	$20.41	$15.76	$23.16	$25.99
Value at end of period	$24.33	$24.94	$20.41	$15.76	$23.16
Number of accumulation units outstanding at end of period	7,814	7,895	53,015	52,239	41,376

TABLE 7

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69	$11.84
Value at end of period	$14.01	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69
Number of accumulation units outstanding at end of period	187	211	211	211	211	680	8,828
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.89	$16.41	$11.84	$19.98	$16.87	$14.45
Value at end of period	$15.40	$17.89	$16.41	$11.84	$19.98	$16.87
Number of accumulation units outstanding at end of period	2,032	1,479	1,790	3,482	10,404	78,804
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94	$14.87
Value at end of period	$20.57	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94
Number of accumulation units outstanding at end of period	18,953	22,201	24,727	25,935	58,605	146,993	406,492
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63	$12.61
Value at end of period	$14.14	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63
Number of accumulation units outstanding at end of period	6,803	8,244	9,352	11,582	19,791	25,339	268,189
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16	$11.18
Value at end of period	$13.62	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16
Number of accumulation units outstanding at end of period	14,211	17,805	21,537	25,554	38,850	46,498	508,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97	$10.61
Value at end of period	$11.72	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97
Number of accumulation units outstanding at end of period	3,088	3,307	2,690	6,359	9,400	14,219	28,266
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45	$16.13
Value at end of period	$19.63	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45
Number of accumulation units outstanding at end of period	0	0	0	1,089	1,372	23,711	4,212
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27	$14.04
Value at end of period	$18.44	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27
Number of accumulation units outstanding at end of period	8	8	8	11	116	2,150	4,873

CFI 55

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.47	$13.59	$11.34	$20.19	$17.62
Value at end of period	$11.27	$14.47	$13.59	$11.34	$20.19
Number of accumulation units outstanding at end of period	4	4	4	53	13
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71	$12.97
Value at end of period	$15.05	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71
Number of accumulation units outstanding at end of period	2,794	3,958	9,862	12,253	14,281	14,972	55,819
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85	$15.67
Value at end of period	$19.50	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85
Number of accumulation units outstanding at end of period	172	172	550	1,446	4,560	4,663	3,937
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.41	$8.31	$6.39	$10.50	$10.70
Value at end of period	$9.25	$9.41	$8.31	$6.39	$10.50
Number of accumulation units outstanding at end of period	7,497	12,325	12,460	14,705	18,859
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$19.69	$17.64	$17.75
Value at end of period	$18.71	$19.69	$17.64
Number of accumulation units outstanding at end of period	6	6	6
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.28	$12.73	$9.18	$15.13	$15.46
Value at end of period	$14.45	$16.28	$12.73	$9.18	$15.13
Number of accumulation units outstanding at end of period	0	0	0	0	1,450
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20	$10.01
Value at end of period	$14.54	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20
Number of accumulation units outstanding at end of period	2,737	2,394	3,457	3,311	11,915	8,168	118,602
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.28	$10.96	$8.00	$13.60	$9.70
Value at end of period	$12.02	$13.28	$10.96	$8.00	$13.60
Number of accumulation units outstanding at end of period	1,176	1,237	1,236	3,381	4,631
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37	$8.47
Value at end of period	$10.41	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37
Number of accumulation units outstanding at end of period	69,217	79,285	77,119	89,124	136,998	152,431	202,922
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39	$11.52
Value at end of period	$12.86	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39
Number of accumulation units outstanding at end of period	12,360	36,464	41,410	25,117	35,735	46,236	295,355
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61	$19.59
Value at end of period	$25.34	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61
Number of accumulation units outstanding at end of period	1,700	14,634	14,516	2,814	8,033	36,707	191,258

CFI 56

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41	$15.43
Value at end of period	$18.40	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41
Number of accumulation units outstanding at end of period	1,161	1,491	1,490	1,644	4,818	22,671	114,046
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14	$14.71
Value at end of period	$19.74	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14
Number of accumulation units outstanding at end of period	3,465	3,612	3,550	5,568	12,107	39,814	158,961
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.15	$7.58	$6.96
Value at end of period	$7.13	$8.15	$7.58
Number of accumulation units outstanding at end of period	275	275	275
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95	$12.19
Value at end of period	$13.22	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95
Number of accumulation units outstanding at end of period	550	476	406	317	248	191	37
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15	$10.63
Value at end of period	$13.27	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15
Number of accumulation units outstanding at end of period	10,403	12,300	13,962	16,732	35,553	39,629	736,384
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$13.29
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	188
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53	$15.12
Value at end of period	$19.10	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53
Number of accumulation units outstanding at end of period	1,447	1,343	1,232	1,631	3,214	2,132	4,373
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.47	$11.46	$9.03	$12.94	$13.12
Value at end of period	$14.23	$14.47	$11.46	$9.03	$12.94
Number of accumulation units outstanding at end of period	2,730	2,561	2,375	2,374	1,981
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	12,554
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.60	$7.23	$6.44	$9.25	$9.45
Value at end of period	$8.87	$8.60	$7.23	$6.44	$9.25
Number of accumulation units outstanding at end of period	1,785	1,754	2,375	1,937	11,223
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$19.59
Value at end of period	$17.71
Number of accumulation units outstanding at end of period	40

CFI 57

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47	$12.42
Value at end of period	$13.91	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47
Number of accumulation units outstanding at end of period	32,249	43,752	46,061	88,510	85,032	27,460	15,610
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22	$10.97
Value at end of period	$13.33	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22
Number of accumulation units outstanding at end of period	32,266	44,228	48,674	57,029	77,524	129,996	483,771
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$15.36	$13.49	$8.61
Value at end of period	$15.98	$15.36	$13.49
Number of accumulation units outstanding at end of period	794	794	1,648
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82	$11.63
Value at end of period	$16.45	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82
Number of accumulation units outstanding at end of period	624	624	1,328	1,576	1,577	1,919	1,911
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.63	$13.18	$11.07
Value at end of period	$15.47	$15.63	$13.18
Number of accumulation units outstanding at end of period	0	0	904
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32	$14.92
Value at end of period	$22.38	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32
Number of accumulation units outstanding at end of period	1,902	2,112	2,158	3,758	8,894	14,864	54,124
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.18	$10.98	$9.01	$12.36	$11.86	$11.22
Value at end of period	$12.05	$12.18	$10.98	$9.01	$12.36	$11.86
Number of accumulation units outstanding at end of period	159,974	179,588	177,786	184,289	174,997	159,881
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.02	$10.60	$8.46	$12.84	$12.31	$11.70
Value at end of period	$11.61	$12.02	$10.60	$8.46	$12.84	$12.31
Number of accumulation units outstanding at end of period	228,952	220,355	208,947	205,625	186,431	182,204
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.18	$10.67	$8.34	$13.29	$12.66	$12.00
Value at end of period	$11.58	$12.18	$10.67	$8.34	$13.29	$12.66
Number of accumulation units outstanding at end of period	181,697	166,923	150,258	139,377	116,662	221,134
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.20	$10.63	$8.22	$13.71	$13.01	$12.36
Value at end of period	$11.53	$12.20	$10.63	$8.22	$13.71	$13.01
Number of accumulation units outstanding at end of period	34,067	28,191	23,400	16,963	12,540	67,196
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.59	$11.08
Value at end of period	$10.96	$11.59
Number of accumulation units outstanding at end of period	966	46

CFI 58

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.32	$11.28	$9.66	$11.63	$11.09	$10.55
Value at end of period	$12.32	$12.32	$11.28	$9.66	$11.63	$11.09
Number of accumulation units outstanding at end of period	26,425	5,426	6,531	5,921	6,466	30,471
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14	$12.94
Value at end of period	$15.02	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14
Number of accumulation units outstanding at end of period	178	220	220	417	629	734	873
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91	$11.66
Value at end of period	$12.19	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91
Number of accumulation units outstanding at end of period	1,090	1,090	1,090	3,378	3,376	8,061	8,301
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29	$12.09
Value at end of period	$13.31	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29
Number of accumulation units outstanding at end of period	2,079	2,398	3,162	3,585	3,904	3,905	4,600
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.25	$12.54	$9.44	$13.07	$13.26
Value at end of period	$14.61	$14.25	$12.54	$9.44	$13.07
Number of accumulation units outstanding at end of period	5,893	5,448	5,079	4,535	4,219
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53	$10.26
Value at end of period	$14.36	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53
Number of accumulation units outstanding at end of period	25,919	27,058	32,557	39,391	52,730	63,035	325,081
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.21	$15.03	$12.06	$18.83	$18.33	$16.75
Value at end of period	$17.00	$17.21	$15.03	$12.06	$18.83	$18.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	45,876
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90	$13.02
Value at end of period	$16.19	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90
Number of accumulation units outstanding at end of period	6,309	7,024	7,551	10,910	26,614	27,674	31,151
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.04	$8.33	$6.33	$10.21
Value at end of period	$7.93	$9.04	$8.33	$6.33
Number of accumulation units outstanding at end of period	4,404	4,687	5,041	5,717
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.49	$12.15	$8.43	$14.03	$13.13	$11.28	$11.14
Value at end of period	$11.68	$13.49	$12.15	$8.43	$14.03	$13.13	$11.28
Number of accumulation units outstanding at end of period	1,921	2,313	2,173	2,015	3,687	4,909	6,205
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.51	$10.94	$8.70	$13.88	$13.23	$12.23
Value at end of period	$12.69	$12.51	$10.94	$8.70	$13.88	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	61,037

CFI 59

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.69	$10.34	$7.88	$13.12	$13.01	$11.40	$11.18
Value at end of period	$11.35	$11.69	$10.34	$7.88	$13.12	$13.01	$11.40
Number of accumulation units outstanding at end of period	6,037	6,249	7,142	7,130	7,349	7,581	7,768
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.91	$8.61	$7.14	$12.45	$11.16	$10.53	$10.53
Value at end of period	$9.09	$9.91	$8.61	$7.14	$12.45	$11.16	$10.29
Number of accumulation units outstanding at end of period	0	0	0	727	785	1,791	2,693
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17	$9.03
Value at end of period	$11.12	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17
Number of accumulation units outstanding at end of period	1,073	1,000	1,015	2,047	2,060	2,152	2,061
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97	$12.41
Value at end of period	$14.28	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97
Number of accumulation units outstanding at end of period	131	672	672	1,591	2,882	5,928	73,913
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.60	$14.78	$10.79	$17.42	$18.12
Value at end of period	$15.28	$16.60	$14.78	$10.79	$17.42
Number of accumulation units outstanding at end of period	2,553	2,344	2,129	1,881	1,676
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.38	$13.34	$11.31	$12.21	$11.09	$10.84
Value at end of period	$16.00	$14.38	$13.34	$11.31	$12.21	$11.09
Number of accumulation units outstanding at end of period	1,118	1,445	2,179	1,243	1,151	73,266
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.72	$9.28	$5.33	$12.81	$9.69
Value at end of period	$8.18	$10.72	$9.28	$5.33	$12.81
Number of accumulation units outstanding at end of period	0	0	0	96	21
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.02	$12.77	$7.98	$12.41	$12.64
Value at end of period	$14.72	$15.02	$12.77	$7.98	$12.41
Number of accumulation units outstanding at end of period	220	174	122	91	71
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.45	$10.28
Value at end of period	$8.92	$10.45
Number of accumulation units outstanding at end of period	269	269
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$30.03	$26.74	$22.58	$21.32	$21.55
Value at end of period	$29.21	$30.03	$26.74	$22.58	$21.32
Number of accumulation units outstanding at end of period	1,234	1,236	997	1,022	945
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70	$10.01	$9.50
Value at end of period	$11.36	$10.70	$10.01
Number of accumulation units outstanding at end of period	0	0	1,053

CFI 60

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39	$11.87
Value at end of period	$13.06	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39
Number of accumulation units outstanding at end of period	1,831	1,677	1,517	1,336	1,181	409	409
WANGER SELECT
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.42	$13.81	$8.34	$16.43	$15.07	$14.07
Value at end of period	$14.29	$17.42	$13.81	$8.34	$16.43	$15.07
Number of accumulation units outstanding at end of period	1,666	1,500	1,394	1,294	1,002	43,102
WANGER USA
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.26	$12.41	$8.76	$14.57	$13.88	$13.99
Value at end of period	$14.67	$15.26	$12.41	$8.76	$14.57	$13.88
Number of accumulation units outstanding at end of period	487	487	0	0	0	30,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.18	$10.79	$9.10	$13.66	$13.86
Value at end of period	$12.99	$12.18	$10.79	$9.10	$13.66
Number of accumulation units outstanding at end of period	0	0	0	0	1,002

TABLE 8
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ALGER GREEN FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.18
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	4
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.19	$9.69	$7.97
Value at end of period	$10.94	$11.19	$9.69
Number of accumulation units outstanding at end of period	9,073	8,673	4,402
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.16	$9.98	$8.29
Value at end of period	$11.33	$11.16	$9.98
Number of accumulation units outstanding at end of period	19,395	7,768	3,175
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.30	$10.75	$10.50
Value at end of period	$12.72	$11.30	$10.75
Number of accumulation units outstanding at end of period	20,751	6,968	365
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.82	$13.04
Value at end of period	$15.74	$17.82
Number of accumulation units outstanding at end of period	896	116

CFI 61

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.54	$8.09	$5.81	$5.74
Value at end of period	$7.89	$8.54	$8.09	$5.81
Number of accumulation units outstanding at end of period	961	1,808	1,148	32
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.78	$10.33
Value at end of period	$10.96	$11.78
Number of accumulation units outstanding at end of period	6,341	6,002
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.86	$12.67	$12.44
Value at end of period	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	2,718	978	361
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57	$14.20
Value at end of period	$19.44	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57
Number of accumulation units outstanding at end of period	7,403	6,536	5,287	5,471	1,199	97,691	100,951	91,689	65,250
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.00
Value at end of period	$9.51
Number of accumulation units outstanding at end of period	120
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.12	$7.87	$6.21	$6.49
Value at end of period	$8.62	$9.12	$7.87	$6.21
Number of accumulation units outstanding at end of period	72,667	19,996	13,829	391
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.86	$8.05	$6.36
Value at end of period	$9.40	$9.86	$8.05
Number of accumulation units outstanding at end of period	861	267	118
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88	$12.84
Value at end of period	$15.34	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88
Number of accumulation units outstanding at end of period	183,967	122,566	87,379	39,584	26,260	9,813	7,842
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70	$18.01
Value at end of period	$31.71	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70
Number of accumulation units outstanding at end of period	326,308	209,225	179,245	150,860	86,087	774,715	669,414	478,760	350,626
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66	$15.16
Value at end of period	$21.40	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66
Number of accumulation units outstanding at end of period	140,734	127,694	122,797	125,190	118,401	531,263	525,707	365,387	282,497

CFI 62

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.51	$15.78	$12.35	$23.47	$24.14
Value at end of period	$19.48	$19.51	$15.78	$12.35	$23.47
Number of accumulation units outstanding at end of period	142,448	81,623	77,201	59,880	31,461
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.67	$17.46	$13.85	$24.75	$25.32
Value at end of period	$16.23	$19.67	$17.46	$13.85	$24.75
Number of accumulation units outstanding at end of period	18,886	16,908	17,914	14,940	4,118
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.37	$15.95	$12.40	$18.59	$18.93
Value at end of period	$19.53	$20.37	$15.95	$12.40	$18.59
Number of accumulation units outstanding at end of period	143,074	103,075	62,253	27,274	14,164
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.25	$8.14	$6.13	$9.04
Value at end of period	$9.03	$9.25	$8.14	$6.13
Number of accumulation units outstanding at end of period	191,349	143,003	81,611	3,433
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.03	$15.66	$11.58	$15.84	$16.28
Value at end of period	$18.35	$19.03	$15.66	$11.58	$15.84
Number of accumulation units outstanding at end of period	13,749	17,594	13,177	10,979	1,764
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.42	$13.55	$11.31	$20.15	$19.03
Value at end of period	$11.22	$14.42	$13.55	$11.31	$20.15
Number of accumulation units outstanding at end of period	96,444	96,548	80,612	59,974	37,480
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34	$15.77
Value at end of period	$21.47	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34
Number of accumulation units outstanding at end of period	63,229	34,947	29,955	22,300	17,237	231,588	228,347	174,003	113,358
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.06	$15.13	$11.23	$19.20	$19.68
Value at end of period	$19.40	$19.06	$15.13	$11.23	$19.20
Number of accumulation units outstanding at end of period	58,702	61,151	56,955	45,355	5,573
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.52	$11.74	$9.82	$13.82	$13.89
Value at end of period	$13.06	$12.52	$11.74	$9.82	$13.82
Number of accumulation units outstanding at end of period	31,429	28,534	24,728	16,027	7,533
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.39	$8.30	$6.38	$10.49	$10.70
Value at end of period	$9.23	$9.39	$8.30	$6.38	$10.49
Number of accumulation units outstanding at end of period	124,136	84,490	98,451	83,057	18,428

CFI 63

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$5.69	$4.82	$3.17	$5.28	$5.50
Value at end of period	$5.08	$5.69	$4.82	$3.17	$5.28
Number of accumulation units outstanding at end of period	99,572	103,505	101,809	80,421	56,970
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.37	$8.95	$6.72	$9.75
Value at end of period	$9.80	$10.37	$8.95	$6.72
Number of accumulation units outstanding at end of period	186,938	169,858	147,419	101,467
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.71	$8.40	$6.21	$10.13	$12.37	$10.43
Value at end of period	$11.68	$10.71	$8.40	$6.21	$10.13	$12.37
Number of accumulation units outstanding at end of period	158,682	116,524	75,264	32,634	3,913	4,012
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.57	$8.47	$6.82	$7.43
Value at end of period	$10.24	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	4,081	1,363	4,031	378
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.60	$17.56	$13.40	$22.13	$22.47
Value at end of period	$18.61	$19.60	$17.56	$13.40	$22.13
Number of accumulation units outstanding at end of period	15,740	17,660	13,574	11,013	3,541
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.24	$12.70	$9.16	$15.11	$13.25	$12.59
Value at end of period	$14.40	$16.24	$12.70	$9.16	$15.11	$13.25
Number of accumulation units outstanding at end of period	76,188	26,610	14,866	5,152	2,466	144
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19	$10.01
Value at end of period	$14.49	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19
Number of accumulation units outstanding at end of period	148,954	144,018	121,301	110,126	37,380	569,482	519,153
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.25	$10.94	$7.99	$13.59	$13.63
Value at end of period	$11.99	$13.25	$10.94	$7.99	$13.59
Number of accumulation units outstanding at end of period	360,591	287,495	238,320	174,591	95,416
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24	$11.55
Value at end of period	$17.05	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24
Number of accumulation units outstanding at end of period	274,781	126,980	34,971	27,237	19,092	232,598	215,710	209,927	185,235
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85	$15.70
Value at end of period	$21.36	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85
Number of accumulation units outstanding at end of period	178,883	126,211	128,222	103,897	89,908	518,308	507,655	466,832	401,591

CFI 64

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08	$14.67
Value at end of period	$24.53	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08
Number of accumulation units outstanding at end of period	188,067	192,388	185,234	180,886	133,179	247,354	273,044	149,928	98,071
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63	$16.06
Value at end of period	$17.52	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63
Number of accumulation units outstanding at end of period	150,543	139,941	123,368	102,558	78,994	1,594	2,436
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32	$17.41
Value at end of period	$22.50	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32
Number of accumulation units outstanding at end of period	144,842	112,533	75,955	59,371	39,363	2,902	5,538
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.14	$7.58	$5.95	$5.74
Value at end of period	$7.12	$8.14	$7.58	$5.95
Number of accumulation units outstanding at end of period	31,584	24,706	16,274	920
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45	$8.69
Value at end of period	$12.11	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45
Number of accumulation units outstanding at end of period	120,832	137,070	141,199	151,769	124,250	233,174	240,381	75,770	44,119
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.49	$11.76	$9.19	$14.52	$15.04
Value at end of period	$13.15	$13.49	$11.76	$9.19	$14.52
Number of accumulation units outstanding at end of period	47,475	12,905	12,922	11,514	7,932
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.41	$11.62	$9.81	$12.85	$12.71
Value at end of period	$13.21	$13.41	$11.62	$9.81	$12.85
Number of accumulation units outstanding at end of period	276,947	64,321	68,992	80,135	52,484
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.24	$10.93	$8.85	$13.11	$13.43
Value at end of period	$11.93	$12.24	$10.93	$8.85	$13.11
Number of accumulation units outstanding at end of period	17,870	10,273	10,719	5,169	2,053
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$24.99	$20.86	$12.21	$25.15	$19.93
Value at end of period	$20.34	$24.99	$20.86	$12.21	$25.15
Number of accumulation units outstanding at end of period	16,803	20,135	21,304	13,533	7,534
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.75	$15.31	$12.23	$18.34	$18.69
Value at end of period	$19.01	$18.75	$15.31	$12.23	$18.34
Number of accumulation units outstanding at end of period	17,572	18,520	17,117	14,212	5,083

CFI 65

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.43	$11.43	$9.02	$12.92	$13.51
Value at end of period	$14.18	$14.43	$11.43	$9.02	$12.92
Number of accumulation units outstanding at end of period	4,300	4,623	1,623	1,587	813
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	49,972
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.58	$7.22	$6.43	$9.24	$9.42
Value at end of period	$8.85	$8.58	$7.22	$6.43	$9.24
Number of accumulation units outstanding at end of period	504,898	280,007	261,845	220,248	68,139
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.18	$8.51	$6.60	$10.23
Value at end of period	$9.99	$10.18	$8.51	$6.60
Number of accumulation units outstanding at end of period	10,285	11,879	9,939	8,684
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.68	$14.33	$12.20	$15.78	$15.23	$13.66	$13.60
Value at end of period	$15.86	$15.68	$14.33	$12.20	$15.78	$15.23	$13.66
Number of accumulation units outstanding at end of period	43,435	30,955	23,090	20,096	6,013	1,731	277
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$17.62	$15.56	$11.77	$18.97	$14.95	$12.51
Value at end of period	$18.67	$17.62	$15.56	$11.77	$18.97	$14.95
Number of accumulation units outstanding at end of period	33,156	26,935	26,348	23,010	13,930	101
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.78	$13.69	$9.72	$15.65	$15.32
Value at end of period	$17.62	$17.78	$13.69	$9.72	$15.65
Number of accumulation units outstanding at end of period	21,384	15,716	12,313	14,662	5,142
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.11	$15.13	$15.14	$14.81	$14.71
Value at end of period	$15.05	$15.11	$15.13	$15.14	$14.81
Number of accumulation units outstanding at end of period	516,230	424,699	341,673	254,245	129,806
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.50	$12.55	$8.70	$14.64	$15.15
Value at end of period	$13.27	$14.50	$12.55	$8.70	$14.64
Number of accumulation units outstanding at end of period	272,485	224,649	214,530	198,508	90,445
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.31	$13.46	$9.04	$11.72	$11.77
Value at end of period	$15.93	$15.31	$13.46	$9.04	$11.72
Number of accumulation units outstanding at end of period	27,262	30,494	21,216	10,278	7,059

CFI 66

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.91	$14.85	$13.24	$13.32	$13.01
Value at end of period	$16.37	$15.91	$14.85	$13.24	$13.32
Number of accumulation units outstanding at end of period	407,805	434,894	392,370	315,702	97,501
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.65	$9.21	$7.43	$11.39	$10.86	$10.54
Value at end of period	$10.15	$10.65	$9.21	$7.43	$11.39	$10.86
Number of accumulation units outstanding at end of period	9,980	10,708	10,616	8,761	4,202	118
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.60	$13.16	$7.91	$11.24	$10.64	$10.28
Value at end of period	$15.42	$15.60	$13.16	$7.91	$11.24	$10.64
Number of accumulation units outstanding at end of period	28,260	29,217	18,607	3,690	3,977	200
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.03	$9.37	$7.50	$11.22	$11.33
Value at end of period	$10.46	$11.03	$9.37	$7.50	$11.22
Number of accumulation units outstanding at end of period	53,421	47,435	42,012	37,964	20,338
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.16	$12.60	$10.72
Value at end of period	$14.70	$14.16	$12.60
Number of accumulation units outstanding at end of period	8,337	904	782
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.17	$8.21	$6.66	$9.09
Value at end of period	$9.37	$9.17	$8.21	$6.66
Number of accumulation units outstanding at end of period	19,470	11,245	11,087	1,507
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.16	$11.89	$10.07
Value at end of period	$13.19	$13.16	$11.89
Number of accumulation units outstanding at end of period	5,376	1,326	951
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.16	$12.89	$11.43
Value at end of period	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	10,274	5,078	3,042
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.35	$8.30	$5.95	$6.57
Value at end of period	$10.12	$10.35	$8.30	$5.95
Number of accumulation units outstanding at end of period	7,676	4,356	2,136	379
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.09	$8.81	$6.99	$9.72
Value at end of period	$10.62	$11.09	$8.81	$6.99
Number of accumulation units outstanding at end of period	13,973	6,169	3,147	505

CFI 67

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96	$5.90
Value at end of period	$11.51	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96
Number of accumulation units outstanding at end of period	5,075	6,372	4,903	11,905	8,290	54,942	78,167	78,599	49,377
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60	$17.85
Value at end of period	$33.21	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60
Number of accumulation units outstanding at end of period	64,878	46,901	45,122	48,123	49,601	264,700	275,222	219,573	196,624
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.14	$10.96	$9.00	$12.35	$12.51
Value at end of period	$12.01	$12.14	$10.96	$9.00	$12.35
Number of accumulation units outstanding at end of period	231,935	168,146	81,021	31,167	438
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.99	$10.58	$8.45	$12.82	$13.08
Value at end of period	$11.57	$11.99	$10.58	$8.45	$12.82
Number of accumulation units outstanding at end of period	337,131	184,835	123,122	45,788	7,856
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.14	$10.64	$8.33	$13.27	$13.58
Value at end of period	$11.54	$12.14	$10.64	$8.33	$13.27
Number of accumulation units outstanding at end of period	256,695	122,505	87,228	30,562	3,338
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.16	$10.61	$8.20	$13.69	$14.03
Value at end of period	$11.49	$12.16	$10.61	$8.20	$13.69
Number of accumulation units outstanding at end of period	152,696	62,015	51,178	20,619	441
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.59	$11.37
Value at end of period	$10.95	$11.59
Number of accumulation units outstanding at end of period	643	444
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$9.07
Value at end of period	$9.39
Number of accumulation units outstanding at end of period	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.28	$11.25	$9.64	$11.61	$11.66
Value at end of period	$12.28	$12.28	$11.25	$9.64	$11.61
Number of accumulation units outstanding at end of period	16,856	11,675	4,426	1,170	378
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.19	$9.20	$7.55
Value at end of period	$10.08	$10.19	$9.20
Number of accumulation units outstanding at end of period	5,248	4,595	592

CFI 68

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31	$14.11
Value at end of period	$19.42	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31
Number of accumulation units outstanding at end of period	24,119	26,833	32,861	52,219	65,929	113,364	123,459	65,778	59,349
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88	$13.21
Value at end of period	$17.91	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88
Number of accumulation units outstanding at end of period	19,911	15,294	15,333	24,459	15,919	136,575	113,931	78,332	66,223
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86	$13.43
Value at end of period	$18.38	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86
Number of accumulation units outstanding at end of period	50,480	49,963	55,554	59,917	67,164	340,525	330,100	225,213	184,581
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.21	$12.51	$9.43	$13.05	$13.19
Value at end of period	$14.56	$14.21	$12.51	$9.43	$13.05
Number of accumulation units outstanding at end of period	438,135	230,030	158,513	80,885	37,437
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.50	$11.33	$7.77	$13.72	$14.02
Value at end of period	$13.91	$14.50	$11.33	$7.77	$13.72
Number of accumulation units outstanding at end of period	205,802	116,154	115,094	102,984	55,809
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.15	$14.98	$12.03	$18.78	$18.30	$16.20
Value at end of period	$16.93	$17.15	$14.98	$12.03	$18.78	$18.30
Number of accumulation units outstanding at end of period	45,562	41,838	39,701	20,903	5,556	589
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23	$16.07
Value at end of period	$24.52	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23
Number of accumulation units outstanding at end of period	124,122	95,420	96,011	88,084	16,767	222,140	217,509	182,857	134,385
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.48	$12.78	$9.33	$18.55	$19.05
Value at end of period	$12.65	$14.48	$12.78	$9.33	$18.55
Number of accumulation units outstanding at end of period	9,371	9,919	10,762	9,401	5,407
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.03	$8.32	$6.32	$10.21
Value at end of period	$7.91	$9.03	$8.32	$6.32
Number of accumulation units outstanding at end of period	44,257	29,021	21,186	17,868
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.64	$8.98	$6.82	$11.34	$11.64
Value at end of period	$9.05	$9.64	$8.98	$6.82	$11.34
Number of accumulation units outstanding at end of period	9,174	5,374	1,899	1,758	404

CFI 69

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.68	$17.74	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51	$12.99
Value at end of period	$17.03	$19.68	$17.74	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51
Number of accumulation units outstanding at end of period	14,450	12,526	11,385	9,542	7,893	121,359	124,241	117,535	105,145
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.42	$10.80	$10.24	$9.86
Value at end of period	$12.19	$11.42	$10.80	$10.24
Number of accumulation units outstanding at end of period	16,786	7,306	5,736	1,778
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.47	$10.91	$8.68	$13.85	$14.05
Value at end of period	$12.64	$12.47	$10.91	$8.68	$13.85
Number of accumulation units outstanding at end of period	66,522	50,375	34,100	913	108
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.68	$10.34	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18	$8.20
Value at end of period	$11.34	$11.68	$10.34	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18
Number of accumulation units outstanding at end of period	17,765	5,836	5,265	5,858	6,011	106,062	99,660	82,380	66,039
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.82	$12.33	$10.08
Value at end of period	$12.91	$13.82	$12.33
Number of accumulation units outstanding at end of period	5,443	5,447	4,215
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.85	$8.56	$7.10	$12.40	$12.78
Value at end of period	$9.04	$9.85	$8.56	$7.10	$12.40
Number of accumulation units outstanding at end of period	21,471	16,595	15,681	16,872	9,071
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.10	$10.18	$7.96	$11.44	$11.70
Value at end of period	$11.05	$11.10	$10.18	$7.96	$11.44
Number of accumulation units outstanding at end of period	24,308	18,663	18,002	14,950	11,140
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$35.81
Value at end of period	$35.79
Number of accumulation units outstanding at end of period	0
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$23.12
Value at end of period	$23.10
Number of accumulation units outstanding at end of period	11
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$19.42
Value at end of period	$18.15
Number of accumulation units outstanding at end of period	57

CFI 70

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.08	$7.41	$5.38	$8.79	$9.30
Value at end of period	$8.52	$9.08	$7.41	$5.38	$8.79
Number of accumulation units outstanding at end of period	5,524	1,188	180	92	8
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.44	$9.20	$7.19	$6.15
Value at end of period	$11.19	$11.44	$9.20	$7.19
Number of accumulation units outstanding at end of period	9,938	4,962	2,941	14
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.86	$11.89	$9.43	$15.61	$16.23
Value at end of period	$14.21	$14.86	$11.89	$9.43	$15.61
Number of accumulation units outstanding at end of period	71,717	28,397	26,704	23,024	7,888
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.09	$9.08	$7.00	$11.50	$12.12
Value at end of period	$10.70	$11.09	$9.08	$7.00	$11.50
Number of accumulation units outstanding at end of period	5,148	3,151	4,777	3,468	2,423
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61	$12.09
Value at end of period	$15.22	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61
Number of accumulation units outstanding at end of period	45,889	31,388	29,457	24,554	22,131	10,731	9,163
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$82.82	$65.48	$36.18	$69.89	$71.03
Value at end of period	$67.56	$82.82	$65.48	$36.18	$69.89
Number of accumulation units outstanding at end of period	91,690	65,952	57,138	43,790	34,935
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 2011)
Value at beginning of period	$24.73
Value at end of period	$23.58
Number of accumulation units outstanding at end of period	44
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.82	$11.24	$8.23	$13.29	$13.85
Value at end of period	$13.46	$13.82	$11.24	$8.23	$13.29
Number of accumulation units outstanding at end of period	7,215	6,894	7,363	3,435	1,759
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.86	$11.54	$9.55	$13.83	$13.92
Value at end of period	$12.57	$12.86	$11.54	$9.55	$13.83
Number of accumulation units outstanding at end of period	60,979	48,953	46,979	39,453	41,504
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03	$11.19
Value at end of period	$15.93	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03
Number of accumulation units outstanding at end of period	539,131	341,029	247,264	173,754	70,439	1,461	1,597

CFI 71

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.70	$9.27	$5.33	$12.80	$11.71
Value at end of period	$8.16	$10.70	$9.27	$5.33	$12.80
Number of accumulation units outstanding at end of period	22,901	16,697	32,784	14,770	12,036
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87	$10.78
Value at end of period	$14.66	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87
Number of accumulation units outstanding at end of period	36,573	31,729	18,192	11,734	8,294	129	129
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.43	$8.38	$5.48	$8.63
Value at end of period	$8.90	$10.43	$8.38	$5.48
Number of accumulation units outstanding at end of period	97,154	45,457	18,329	2,903
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$29.89	$26.63	$22.49	$21.25	$20.22
Value at end of period	$29.06	$29.89	$26.63	$22.49	$21.25
Number of accumulation units outstanding at end of period	195,877	185,171	152,510	114,313	47,534
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.69	$10.00	$8.74	$9.96
Value at end of period	$11.34	$10.69	$10.00	$8.74
Number of accumulation units outstanding at end of period	17,650	12,418	5,176	1,903
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38	$11.77
Value at end of period	$13.01	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38
Number of accumulation units outstanding at end of period	198,885	135,584	101,314	80,865	49,918	12,388	9,289
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.82
Value at end of period	$8.78
Number of accumulation units outstanding at end of period	36,297
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.60	$8.52	$5.71	$10.54	$10.28
Value at end of period	$9.01	$10.60	$8.52	$5.71	$10.54
Number of accumulation units outstanding at end of period	49,998	26,701	17,371	5,299	2,962
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.36	$13.77	$8.32	$16.40	$17.07
Value at end of period	$14.24	$17.36	$13.77	$8.32	$16.40
Number of accumulation units outstanding at end of period	49,809	22,095	21,712	20,392	13,552
WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.21	$12.38	$8.74	$14.55	$14.86
Value at end of period	$14.62	$15.21	$12.38	$8.74	$14.55
Number of accumulation units outstanding at end of period	97,810	30,357	23,234	21,376	18,321

CFI 72

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21	$11.15
Value at end of period	$12.94	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21
Number of accumulation units outstanding at end of period	106,307	93,119	79,484	52,509	42,462	1,659	500
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.68	$20.21	$15.63	$22.99	$23.65
Value at end of period	$24.06	$24.68	$20.21	$15.63	$22.99
Number of accumulation units outstanding at end of period	30,488	27,041	25,493	23,182	20,060

TABLE 9

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40	$11.527
Value at end of period	$20.29	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40
Number of accumulation units outstanding at end of period	1,391	1,432	1,476	1,473	1,482	1,599	1,665	659,807	480,452	762,484
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91	$10.776
Value at end of period	$13.95	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91
Number of accumulation units outstanding at end of period	47	47	47	47	47	221	216	314,974	210,213	464,506
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42	$12.10
Value at end of period	$13.44	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42
Number of accumulation units outstanding at end of period	205	278	278	278	278	524	487	559,933	481,243	362,534
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73	$8.475
Value at end of period	$11.56	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73
Number of accumulation units outstanding at end of period	16	16	16	16	16	16	44	44,140	45,980	26,911
ING BALANCED PORTFOLIO
Value at beginning of period	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17	$11.389
Value at end of period	$14.84	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17
Number of accumulation units outstanding at end of period	7	37	37	37	37	39	39	113,110	95,340	208,793
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.37	$8.29	$6.38	$10.49	$10.69
Value at end of period	$9.21	$9.37	$8.29	$6.38	$10.49
Number of accumulation units outstanding at end of period	766	820	820	1,200	1,201
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08	$9.89
Value at end of period	$14.43	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08
Number of accumulation units outstanding at end of period	11	11	11	11	11	11	50
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.23	$10.92	$7.98	$13.58	$9.69
Value at end of period	$11.96	$13.23	$10.92	$7.98	$13.58
Number of accumulation units outstanding at end of period	0	210	210	210	210

CFI 73

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38	$8.544
Value at end of period	$10.27	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38
Number of accumulation units outstanding at end of period	2,079	2,351	2,710	2,983	3,132	3,605	3,751	445,802	463,259	768,288
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48	$10.85
Value at end of period	$12.68	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48
Number of accumulation units outstanding at end of period	634	743	733	721	711	730	716	423,974	401,289	868,406
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25	$12.284
Value at end of period	$19.47	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25
Number of accumulation units outstanding at end of period	929	893	854	809	767	745	704	172,294	140,681	146,054
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76	$9.99
Value at end of period	$12.77	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76
Number of accumulation units outstanding at end of period	0	131	131	147	183	183	313
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	824
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95	$11.809
Value at end of period	$13.72	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95
Number of accumulation units outstanding at end of period	335	335	335	335	54	54	54	99,433	109,629	132,966
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73	$10.03
Value at end of period	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,556	1,779	1,975	2,187	2,211	2,750	2,877
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05	$13.147
Value at end of period	$22.08	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05
Number of accumulation units outstanding at end of period	454	454	454	454	454	454	475	91,184	101,741	304,893
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37	$10.889
Value at end of period	$14.82	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37
Number of accumulation units outstanding at end of period	21	21	21	21	21	21	21	9,124	11,019	77,971
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96	$9.952
Value at end of period	$13.13	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96
Number of accumulation units outstanding at end of period	34	34	34	34	34	34	34	7,732	10,544	232,498
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17	$9.81
Value at end of period	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	920	910	946	892	841	952	951
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15	$11.976
Value at end of period	$15.97	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15
Number of accumulation units outstanding at end of period	231	319	362	361	361	558	532	90,993	83,327	213,155

CFI 74

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.01	$8.32	$6.32	$10.20
Value at end of period	$7.90	$9.01	$8.32	$6.32
Number of accumulation units outstanding at end of period	68	68	147	153
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.32	$12.01	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73	$11.114
Value at end of period	$11.52	$13.32	$12.01	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73
Number of accumulation units outstanding at end of period	4	4	4	6	6	78	78	22,876	26,301	156,206
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.54	$10.22	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31	$9.782
Value at end of period	$11.20	$11.54	$10.22	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31
Number of accumulation units outstanding at end of period	676	677	725	849	848	851	957	45,064	47,768	106,181
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$82.39	$65.17	$36.02	$69.63	$69.63
Value at end of period	$67.18	$82.39	$65.17	$36.02	$69.63
Number of accumulation units outstanding at end of period	0	0	82	82	82
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.68	$9.26	$5.32	$12.80	$12.80
Value at end of period	$8.14	$10.68	$9.26	$5.32	$12.80
Number of accumulation units outstanding at end of period	0	0	448	448	448

TABLE 10
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005

ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.19	$13.02	$12.38
Value at end of period	$13.38	$14.19	$13.02
Number of accumulation units outstanding at end of period	627	349	1,359
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.16	$9.68	$9.03
Value at end of period	$10.90	$11.16	$9.68
Number of accumulation units outstanding at end of period	19,896	10,062	3,585
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.13	$9.97	$9.43
Value at end of period	$11.29	$11.13	$9.97
Number of accumulation units outstanding at end of period	17,813	7,440	1,604
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.28	$10.75	$10.20
Value at end of period	$12.68	$11.28	$10.75
Number of accumulation units outstanding at end of period	18,128	13,725	8,279

CFI 75

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.66	$16.74
Value at end of period	$15.58	$17.66
Number of accumulation units outstanding at end of period	1,579	850
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.51	$8.07	$5.80	$8.94
Value at end of period	$7.85	$8.51	$8.07	$5.80
Number of accumulation units outstanding at end of period	4,979	4,307	3,790	3,808
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.85
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	1,591
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.83	$13.86
Value at end of period	$15.66	$15.83
Number of accumulation units outstanding at end of period	3,988	1,891
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84	$12.09
Value at end of period	$14.05	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84
Number of accumulation units outstanding at end of period	16,810	12,450	13,253	11,277	6,215	13,936	15,497
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.09	$7.86	$6.20	$8.84
Value at end of period	$8.59	$9.09	$7.86	$6.20
Number of accumulation units outstanding at end of period	6,788	31,277	8,607	1,352
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.83	$8.04	$6.11	$8.96
Value at end of period	$9.37	$9.83	$8.04	$6.11
Number of accumulation units outstanding at end of period	2,029	865	343	239
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86	$12.77
Value at end of period	$15.23	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86
Number of accumulation units outstanding at end of period	2,079,790	2,104,935	1,915,626	1,541,793	1,011,770	410,203	533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53	$15.91
Value at end of period	$21.06	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53
Number of accumulation units outstanding at end of period	2,604,172	2,415,531	2,280,121	2,189,447	1,753,796	1,082,527	691,573
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01	$13.03
Value at end of period	$14.41	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01
Number of accumulation units outstanding at end of period	1,262,993	1,303,760	1,418,008	1,444,799	1,241,963	682,997	783,937

CFI 76

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63	$11.51
Value at end of period	$14.02	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63
Number of accumulation units outstanding at end of period	286,047	399,939	417,864	327,083	245,182	451,275	501,786
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83	$11.43
Value at end of period	$12.38	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83
Number of accumulation units outstanding at end of period	28,173	40,790	43,425	50,712	45,025	56,984	89,333
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34	$15.00
Value at end of period	$19.33	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34
Number of accumulation units outstanding at end of period	772,940	834,708	835,057	808,893	637,501	155,795	18,025
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.22	$8.13	$6.13	$9.08
Value at end of period	$9.00	$9.22	$8.13	$6.13
Number of accumulation units outstanding at end of period	89,862	69,725	20,641	4,779
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19	$13.07
Value at end of period	$18.17	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19
Number of accumulation units outstanding at end of period	331,086	305,813	143,705	27,666	13,680	18,387	8,193
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.32	$13.47	$11.26	$20.07	$17.32	$14.45
Value at end of period	$11.14	$14.32	$13.47	$11.26	$20.07	$17.32
Number of accumulation units outstanding at end of period	146,403	187,211	232,508	342,688	401,617	29,039
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08	$13.43
Value at end of period	$15.31	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08
Number of accumulation units outstanding at end of period	174,928	240,255	286,440	336,347	345,032	612,966	914,919
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77	$14.91
Value at end of period	$19.22	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77
Number of accumulation units outstanding at end of period	1,352,670	1,438,458	1,413,949	1,201,988	904,525	129,971	20,564
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.44	$11.69	$9.78	$13.79	$12.76	$11.26	$10.20
Value at end of period	$12.97	$12.44	$11.69	$9.78	$13.79	$12.76	$11.26
Number of accumulation units outstanding at end of period	47,396	36,286	32,694	19,677	10,028	7,874	110
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.35	$8.28	$6.37	$10.48	$10.69
Value at end of period	$9.19	$9.35	$8.28	$6.37	$10.48
Number of accumulation units outstanding at end of period	106,562	155,366	171,738	173,932	149,130

CFI 77

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$5.63	$4.77	$3.14	$5.24	$4.43	$4.15	$3.39
Value at end of period	$5.02	$5.63	$4.77	$3.14	$5.24	$4.43	$4.15
Number of accumulation units outstanding at end of period	756,140	673,884	563,799	457,811	331,936	171,422	80,343
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.35	$8.94	$6.72	$9.75
Value at end of period	$9.77	$10.35	$8.94	$6.72
Number of accumulation units outstanding at end of period	1,017,737	935,985	796,150	628,609
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.66	$8.37	$6.19	$10.12	$12.36	$10.48
Value at end of period	$11.61	$10.66	$8.37	$6.19	$10.12	$12.36
Number of accumulation units outstanding at end of period	964,529	908,569	739,250	808,288	653,933	183,195
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.52	$8.44	$6.80	$10.36	$10.41
Value at end of period	$10.18	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	8,990	7,378	4,507	1,238	14
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74	$17.45
Value at end of period	$18.42	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74
Number of accumulation units outstanding at end of period	47,340	67,444	71,562	39,317	21,209	13,729	2,873
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88	$9.90
Value at end of period	$14.31	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88
Number of accumulation units outstanding at end of period	1,201,032	769,394	619,870	295,965	94,324	47,840	18,065
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19	$10.01
Value at end of period	$14.39	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19
Number of accumulation units outstanding at end of period	658,923	714,560	579,987	538,205	391,046	240,769	250,314
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.20	$10.90	$7.97	$13.58	$9.69
Value at end of period	$11.93	$13.20	$10.90	$7.97	$13.58
Number of accumulation units outstanding at end of period	63,883	103,520	94,742	91,789	76,523
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.29	$15.33
Value at end of period	$16.34	$15.29
Number of accumulation units outstanding at end of period	2,721	1,697
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74	$8.89
Value at end of period	$10.72	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74
Number of accumulation units outstanding at end of period	847,975	1,160,834	975,697	1,222,363	1,124,594	1,720,872	1,787,621

CFI 78

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02	$12.23
Value at end of period	$13.39	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02
Number of accumulation units outstanding at end of period	450,565	573,609	572,860	594,639	350,930	342,528	208,675
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85	$19.54
Value at end of period	$24.27	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85
Number of accumulation units outstanding at end of period	393,949	406,845	416,193	452,410	477,321	432,043	424,025
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55	$15.15
Value at end of period	$17.33	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55
Number of accumulation units outstanding at end of period	322,594	355,597	348,307	399,729	341,597	387,810	275,806
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18	$14.73
Value at end of period	$19.60	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18
Number of accumulation units outstanding at end of period	533,775	539,402	505,538	463,234	389,230	299,042	209,026
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.12	$7.57	$5.97
Value at end of period	$7.09	$8.12	$7.57
Number of accumulation units outstanding at end of period	81,043	88,067	78,707
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26	$11.95
Value at end of period	$11.99	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26
Number of accumulation units outstanding at end of period	114,563	150,702	202,993	296,268	360,257	72,092	17,285
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88	$12.28
Value at end of period	$13.03	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88
Number of accumulation units outstanding at end of period	87,185	128,060	123,761	144,880	138,953	152,560	8,058
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15	$10.36
Value at end of period	$13.19	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15
Number of accumulation units outstanding at end of period	317,644	610,511	580,703	633,250	581,824	534,406	842,927
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10	$10.74
Value at end of period	$11.85	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10
Number of accumulation units outstanding at end of period	364,092	402,373	377,644	327,917	293,847	79,372	1,680
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47	$9.90
Value at end of period	$20.21	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47
Number of accumulation units outstanding at end of period	11,049	25,791	26,525	14,500	11,763	6,592	4,930

CFI 79

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45	$14.44
Value at end of period	$18.83	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45
Number of accumulation units outstanding at end of period	45,069	42,985	41,638	34,298	22,178	41,969	14,965
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35	$11.21
Value at end of period	$14.09	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35
Number of accumulation units outstanding at end of period	246,550	130,890	82,444	65,526	34,384	7,333	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	1,529,431
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.54	$7.19	$6.42	$9.23	$9.43
Value at end of period	$8.80	$8.54	$7.19	$6.42	$9.23
Number of accumulation units outstanding at end of period	1,000,518	1,059,936	1,345,805	1,238,565	751,731
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.15	$8.49	$6.60	$10.23
Value at end of period	$9.96	$10.15	$8.49	$6.60
Number of accumulation units outstanding at end of period	85,558	83,740	85,584	95,443
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.54	$14.22	$12.12	$15.69	$15.16	$13.61	$13.13
Value at end of period	$15.71	$15.54	$14.22	$12.12	$15.69	$15.16	$13.61
Number of accumulation units outstanding at end of period	24,763	30,649	28,593	32,506	22,187	95,124	19,366
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.52	$15.49	$11.72	$18.92	$14.92	$11.47	$9.95
Value at end of period	$18.55	$17.52	$15.49	$11.72	$18.92	$14.92	$11.47
Number of accumulation units outstanding at end of period	350,850	278,031	267,963	236,809	172,393	16,461	302
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59	$10.34
Value at end of period	$17.44	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59
Number of accumulation units outstanding at end of period	28,460	13,627	10,928	5,469	2,496	4,433	3,312
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45	$12.20
Value at end of period	$13.76	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45
Number of accumulation units outstanding at end of period	1,809,847	1,468,184	1,424,386	1,857,131	1,202,284	214,602	61,613
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22	$10.45
Value at end of period	$13.25	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22
Number of accumulation units outstanding at end of period	1,292,209	1,354,724	1,325,428	1,281,594	1,353,299	1,129,666	1,449,964

CFI 80

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.23	$13.39	$9.01	$11.69	$11.42	$16.41	$10.42
Value at end of period	$15.82	$15.23	$13.39	$9.01	$11.69	$11.42	$10.54
Number of accumulation units outstanding at end of period	324,318	274,897	113,811	87,761	59,052	17,763	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76	$11.47
Value at end of period	$16.21	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76
Number of accumulation units outstanding at end of period	216,029	186,036	112,064	68,749	21,356	88,336	29,607
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.60	$9.17	$7.41	$11.37	$10.85	$10.30
Value at end of period	$10.10	$10.60	$9.17	$7.41	$11.37	$10.85
Number of accumulation units outstanding at end of period	87,391	103,764	98,512	119,890	98,451	49,010
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.53	$13.11	$7.89	$11.23	$10.63	$10.15
Value at end of period	$15.34	$15.53	$13.11	$7.89	$11.23	$10.63
Number of accumulation units outstanding at end of period	256,411	217,323	198,272	154,035	136,420	17,939
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.98	$9.33	$7.48	$11.21	$10.65	$9.55
Value at end of period	$10.40	$10.98	$9.33	$7.48	$11.21	$10.65
Number of accumulation units outstanding at end of period	1,030,786	1,177,529	1,146,227	1,140,145	939,901	15,117
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.14	$12.60	$10.71
Value at end of period	$14.66	$14.14	$12.60
Number of accumulation units outstanding at end of period	1,230	5,942	811
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.15	$8.20	$6.66	$9.02
Value at end of period	$9.34	$9.15	$8.20	$6.66
Number of accumulation units outstanding at end of period	180,713	169,976	142,094	1,423
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.14	$11.89	$10.07
Value at end of period	$13.15	$13.14	$11.89
Number of accumulation units outstanding at end of period	28,935	22,733	28,787
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.13	$12.88	$11.42
Value at end of period	$15.70	$16.13	$12.88
Number of accumulation units outstanding at end of period	73,702	50,451	40,684
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.32	$8.29	$5.94	$9.31
Value at end of period	$10.08	$10.32	$8.29	$5.94
Number of accumulation units outstanding at end of period	43,125	5,757	1,726	554

CFI 81

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.06	$8.79	$6.98	$10.10
Value at end of period	$10.58	$11.06	$8.79	$6.98
Number of accumulation units outstanding at end of period	28,413	6,556	1,543	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27	$7.22
Value at end of period	$11.39	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27
Number of accumulation units outstanding at end of period	26,828	29,842	23,989	3,213	2,181	1,809	3,421
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38	$15.24
Value at end of period	$22.26	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38
Number of accumulation units outstanding at end of period	106,197	136,325	134,627	136,964	99,236	91,467	233,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73	$10.13
Value at end of period	$11.93	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73
Number of accumulation units outstanding at end of period	312,384	374,090	330,622	231,754	151,358	44,452	452
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96	$10.43
Value at end of period	$11.50	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96
Number of accumulation units outstanding at end of period	312,879	350,851	305,840	205,308	86,634	25,973	685
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12	$10.88
Value at end of period	$11.46	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12
Number of accumulation units outstanding at end of period	329,333	401,710	351,861	228,490	81,083	31,164	149
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33	$11.07
Value at end of period	$11.42	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33
Number of accumulation units outstanding at end of period	262,725	281,483	231,366	149,503	44,478	15,263	0
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.58	$10.03
Value at end of period	$10.93	$11.58
Number of accumulation units outstanding at end of period	13,763	3,216
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.64	$8.59	$8.51
Value at end of period	$9.36	$9.64	$8.59
Number of accumulation units outstanding at end of period	179	139	88
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36	$10.23
Value at end of period	$12.20	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36
Number of accumulation units outstanding at end of period	136,479	33,291	39,728	53,963	72,216	45,576	235

CFI 82

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.16	$9.19	$7.67	$8.05
Value at end of period	$10.04	$10.16	$9.19	$7.67
Number of accumulation units outstanding at end of period	10,590	8,582	6,410	428
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28	$12.72
Value at end of period	$15.04	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28
Number of accumulation units outstanding at end of period	119,694	142,907	70,546	36,749	16,058	13,310	7,966
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19	$11.39
Value at end of period	$12.36	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19
Number of accumulation units outstanding at end of period	382,662	349,911	232,238	129,715	52,777	38,454	59,029
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50	$11.86
Value at end of period	$13.43	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50
Number of accumulation units outstanding at end of period	420,768	344,429	205,320	156,719	161,701	94,487	43,717
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99	$10.69
Value at end of period	$14.46	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99
Number of accumulation units outstanding at end of period	6,259,063	5,529,761	4,344,384	3,156,636	1,934,744	39,912	11,277
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54	$10.27
Value at end of period	$14.27	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54
Number of accumulation units outstanding at end of period	566,674	645,353	645,673	574,121	424,163	565,761	736,534
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37	$14.73
Value at end of period	$16.77	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37
Number of accumulation units outstanding at end of period	487,376	494,774	338,443	211,118	150,263	61,343	13,131
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37	$12.98
Value at end of period	$16.58	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37
Number of accumulation units outstanding at end of period	526,758	535,381	388,270	316,429	250,855	424,529	281,754
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.40	$12.72	$9.29	$18.50	$15.42	$13.13
Value at end of period	$12.56	$14.40	$12.72	$9.29	$18.50	$15.42
Number of accumulation units outstanding at end of period	43,233	37,236	55,916	62,280	53,994	27,546
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.00	$8.31	$6.32	$10.20
Value at end of period	$7.88	$9.00	$8.31	$6.32
Number of accumulation units outstanding at end of period	217,250	229,590	237,632	245,017

CFI 83

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.59	$8.95	$6.80	$11.33	$11.11	$10.16
Value at end of period	$9.00	$9.59	$8.95	$6.80	$11.33	$11.11
Number of accumulation units outstanding at end of period	3,193	5,759	4,489	2,819	2,211	80
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.04	$12.67	$8.80	$14.68	$13.75	$11.83	$11.25
Value at end of period	$12.14	$14.04	$12.67	$8.80	$14.68	$13.75	$11.83
Number of accumulation units outstanding at end of period	57,008	62,046	72,926	75,192	53,234	69,752	83,069
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.39	$10.78	$10.29
Value at end of period	$12.15	$11.39	$10.78
Number of accumulation units outstanding at end of period	14,403	8,068	2,626
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.07	$10.69	$8.16	$13.61	$13.52	$11.86	$10.72
Value at end of period	$11.70	$12.07	$10.69	$8.16	$13.61	$13.52	$11.86
Number of accumulation units outstanding at end of period	93,264	110,905	126,740	137,355	153,982	136,454	126,726
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.80	$12.74
Value at end of period	$12.87	$13.80
Number of accumulation units outstanding at end of period	353	236
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.74	$8.47	$7.03	$12.29	$11.03	$10.43	$9.30
Value at end of period	$8.92	$9.74	$8.47	$7.03	$12.29	$11.03	$10.43
Number of accumulation units outstanding at end of period	21,768	26,789	34,124	23,865	12,557	23,327	13,718
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08	$8.58
Value at end of period	$10.91	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08
Number of accumulation units outstanding at end of period	23,759	33,378	36,216	34,384	19,827	19,517	9,720
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70	$16.19
Value at end of period	$24.53	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70
Number of accumulation units outstanding at end of period	191	196	186	160	140		89
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88	$12.95
Value at end of period	$20.24	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88
Number of accumulation units outstanding at end of period	201	204	192	168	152	138	116
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$21.01	$19.55	$17.36	$16.45	$15.45	$15.29
Value at end of period	$22.31	$21.01	$19.55	$17.36	$16.45	$15.45
Number of accumulation units outstanding at end of period	21	21	21	22	21	25

CFI 84

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69	$10.98
Value at end of period	$12.96	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69
Number of accumulation units outstanding at end of period	237	222	204	162	127	138	29
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22	$11.48
Value at end of period	$11.70	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22
Number of accumulation units outstanding at end of period	173	245	225	183	221	59	28
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.05	$7.39	$5.37	$8.78	$10.17
Value at end of period	$8.48	$9.05	$7.39	$5.37	$8.78
Number of accumulation units outstanding at end of period	236,494	70,325	38,125	21,513	10,851
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.41	$9.19	$7.19	$9.40
Value at end of period	$11.14	$11.41	$9.19	$7.19
Number of accumulation units outstanding at end of period	24,094	11,626	5,130	1,313
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88	$12.75
Value at end of period	$14.06	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88
Number of accumulation units outstanding at end of period	54,943	104,044	107,341	109,356	84,275	124,247	42,780
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.03	$9.05	$6.98	$11.48	$10.75	$10.31
Value at end of period	$10.64	$11.03	$9.05	$6.98	$11.48	$10.75
Number of accumulation units outstanding at end of period	18,134	12,844	5,037	593	399	725
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.43	$14.65	$10.71	$17.32	$15.02	$13.23
Value at end of period	$15.10	$16.43	$14.65	$10.71	$17.32	$15.02
Number of accumulation units outstanding at end of period	866,891	791,091	632,682	494,220	228,690	163,750
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82	$36.83
Value at end of period	$66.79	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82
Number of accumulation units outstanding at end of period	412,465	395,735	290,951	176,630	129,545	44,019	3,649
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2005)
Value at beginning of period	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61	$18.30
Value at end of period	$23.33	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61
Number of accumulation units outstanding at end of period	66	113	115	123	159	97	174
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during June 2008)
Value at beginning of period	$20.27	$17.72	$14.99	$18.04
Value at end of period	$20.34	$20.27	$17.72	$14.99
Number of accumulation units outstanding at end of period	0	0	0	1

CFI 85

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78	$10.44
Value at end of period	$13.37	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78
Number of accumulation units outstanding at end of period	31,594	29,918	22,958	11,496	1,890	1,409	218
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.72	$11.43	$9.47	$13.73	$12.61	$11.79
Value at end of period	$12.43	$12.72	$11.43	$9.47	$13.73	$12.61
Number of accumulation units outstanding at end of period	174,373	201,644	214,682	205,673	58,216	17,955
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01	$11.01
Value at end of period	$15.81	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01
Number of accumulation units outstanding at end of period	1,671,696	1,422,721	862,847	413,595	191,317	62,666	55
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.66	$9.25	$5.32	$12.79	$10.35
Value at end of period	$8.13	$10.66	$9.25	$5.32	$12.79
Number of accumulation units outstanding at end of period	178,504	291,843	393,992	458,375	385,205
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85	$10.68
Value at end of period	$14.55	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85
Number of accumulation units outstanding at end of period	6,689	7,353	8,069	9,881	9,288	34,941	31
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.41	$8.37	$5.48	$8.95
Value at end of period	$8.87	$10.41	$8.37	$5.48
Number of accumulation units outstanding at end of period	10,148	8,614	2,797	1,025
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96	$16.83
Value at end of period	$28.76	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96
Number of accumulation units outstanding at end of period	1,084,122	1,012,847	768,873	555,983	321,712	70,439	68
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.66	$9.99	$8.74	$9.78
Value at end of period	$11.29	$10.66	$9.99	$8.74
Number of accumulation units outstanding at end of period	20,920	22,176	11,517	1,854
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36	$11.78
Value at end of period	$12.91	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36
Number of accumulation units outstanding at end of period	3,130,770	3,808,211	3,715,843	2,946,765	1,970,670	759,533	1,176
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.30
Value at end of period	$8.78
Number of accumulation units outstanding at end of period	7,516

CFI 86

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.56	$8.50	$5.70	$10.53	$10.14
Value at end of period	$8.97	$10.56	$8.50	$5.70	$10.53
Number of accumulation units outstanding at end of period	786,693	681,129	480,500	408,172	301,600
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.25	$13.69	$8.28	$16.34	$15.01	$13.08
Value at end of period	$14.13	$17.25	$13.69	$8.28	$16.34	$15.01
Number of accumulation units outstanding at end of period	822,038	916,219	770,789	771,205	805,446	102,387
WANGER USA
(Funds were first received in this option during November 2006)
Value at beginning of period	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88	$12.60
Value at end of period	$14.51	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88
Number of accumulation units outstanding at end of period	446,239	348,313	201,002	153,558	135,710	68,572	2
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19	$10.61
Value at end of period	$12.84	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19
Number of accumulation units outstanding at end of period	48,042	61,745	64,871	58,254	48,835	141,425	18
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$24.43	$20.03	$15.50	$22.82	$24.96	$21.98
Value at end of period	$23.78	$24.43	$20.03	$15.50	$22.82	$24.96
Number of accumulation units outstanding at end of period	11,427	14,920	13,845	6,634	6,236	42,076

TABLE 11
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.18	$13.01	$13.13
Value at end of period	$13.36	$14.18	$13.01
Number of accumulation units outstanding at end of period	81	81	852
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.15	$9.67	$8.59
Value at end of period	$10.88	$11.15	$9.67
Number of accumulation units outstanding at end of period	3,805	2,070	1,614
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.12	$9.96	$8.19
Value at end of period	$11.27	$11.12	$9.96
Number of accumulation units outstanding at end of period	889	604	758
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.27	$10.74	$10.18
Value at end of period	$12.67	$11.27	$10.74
Number of accumulation units outstanding at end of period	274	1,558	2,058

CFI 87

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.49	$8.06	$5.20
Value at end of period	$7.83	$8.49	$8.06
Number of accumulation units outstanding at end of period	501	112	645
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.77	$9.80
Value at end of period	$10.94	$11.77
Number of accumulation units outstanding at end of period	2,155	1,049
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.82	$12.65	$12.11
Value at end of period	$15.64	$15.82	$12.65
Number of accumulation units outstanding at end of period	220	509	59
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31	$10.655
Value at end of period	$13.63	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31
Number of accumulation units outstanding at end of period	6,063	6,429	10,092	9,755	10,847	16,084	16,449	10,433	10,936	10,774
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.07
Value at end of period	$9.50
Number of accumulation units outstanding at end of period	52
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.08	$7.85	$6.20	$8.13
Value at end of period	$8.57	$9.08	$7.85	$6.20
Number of accumulation units outstanding at end of period	1,107	4,560	7,244	4,161
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.82	$8.03	$6.11	$8.49
Value at end of period	$9.35	$9.82	$8.03	$6.11
Number of accumulation units outstanding at end of period	865	1,257	976	1,035
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50	$10.83
Value at end of period	$15.17	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50
Number of accumulation units outstanding at end of period	227,397	208,391	176,649	119,192	15,260	5,303	3,094	917
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35	$11.485
Value at end of period	$20.02	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35
Number of accumulation units outstanding at end of period	500,854	488,499	488,206	360,449	450,147	510,357	417,525	241,304	224,548	192,813
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87	$10.737
Value at end of period	$13.76	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87
Number of accumulation units outstanding at end of period	112,047	144,480	148,927	142,179	220,782	233,513	215,262	162,011	155,450	125,948
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38	$12.056
Value at end of period	$13.26	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38
Number of accumulation units outstanding at end of period	153,266	189,895	207,923	227,708	306,986	314,560	318,529	241,508	248,666	225,787
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69	$8.444
Value at end of period	$11.40	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69
Number of accumulation units outstanding at end of period	66,431	68,419	63,159	19,242	40,120	43,549	30,483	13,037	13,808	8,450

CFI 88

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32	$10.88
Value at end of period	$19.23	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32
Number of accumulation units outstanding at end of period	41,040	40,694	39,469	32,066	53,116	48,456	39,003	32,877	13,337	14,424
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.21	$8.12	$6.13	$9.82
Value at end of period	$8.98	$9.21	$8.12	$6.13
Number of accumulation units outstanding at end of period	20,776	11,121	1,121	70
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12	$7.97
Value at end of period	$18.09	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12
Number of accumulation units outstanding at end of period	7,643	7,046	3,323	1,742	2,421	15,311	15,175	2,259	2,154	280
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.27	$13.43	$11.23	$20.04	$17.30	$13.46	$11.46
Value at end of period	$11.10	$14.27	$13.43	$11.23	$20.04	$17.30	$13.46
Number of accumulation units outstanding at end of period	14,609	21,425	27,950	22,345	23,727	14,691	4,471
ING BALANCED PORTFOLIO
Value at beginning of period	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12	$11.348
Value at end of period	$14.64	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12
Number of accumulation units outstanding at end of period	90,594	100,439	112,621	136,408	184,244	219,574	213,653	166,906	171,664	182,935
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73	$8.69
Value at end of period	$19.12	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73
Number of accumulation units outstanding at end of period	64,842	58,170	50,736	37,115	13,143	9,600	5,762	5,640	1,180	237
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.41	$11.66	$9.77	$13.77	$12.75	$11.26	$10.68
Value at end of period	$12.93	$12.41	$11.66	$9.77	$13.77	$12.75	$11.26
Number of accumulation units outstanding at end of period	1,824	4,587	5,622	4,760	855	2,021	187
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.34	$8.26	$6.36	$10.48	$10.69
Value at end of period	$9.16	$9.34	$8.26	$6.36	$10.48
Number of accumulation units outstanding at end of period	85,903	103,145	77,220	74,988	77,283
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.60	$4.75	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62	$4.487
Value at end of period	$4.99	$5.60	$4.75	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62
Number of accumulation units outstanding at end of period	42,772	51,989	93,411	92,627	104,938	145,212	123,809	66,808	76,442	32,441
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.34	$8.93	$6.72	$9.74
Value at end of period	$9.75	$10.34	$8.93	$6.72
Number of accumulation units outstanding at end of period	49,576	62,989	57,102	43,651
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.63	$8.35	$6.18	$10.11	$12.36	$10.05
Value at end of period	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	37,548	30,991	22,752	15,437	5,402	6,699

CFI 89

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.49	$8.42	$6.79	$10.36	$10.11	$9.45
Value at end of period	$10.15	$10.49	$8.42	$6.79	$10.36	$10.11
Number of accumulation units outstanding at end of period	7,221	6,310	5,609	882	475	215
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78	$12.97
Value at end of period	$18.33	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78
Number of accumulation units outstanding at end of period	4,596	6,863	5,922	6,105	2,921	1,901	885	1,372	622
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88	$11.44
Value at end of period	$14.26	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88
Number of accumulation units outstanding at end of period	26,696	27,716	17,784	4,421	2,203	236	640
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17	$10.00
Value at end of period	$14.33	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17
Number of accumulation units outstanding at end of period	85,904	71,298	75,934	60,616	173,159	168,267	163,875
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.17	$10.89	$7.96	$13.57	$9.69
Value at end of period	$11.90	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	92,010	79,576	67,304	68,665	29,703
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35	$8.513
Value at end of period	$10.13	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35
Number of accumulation units outstanding at end of period	506,041	605,018	557,782	591,777	505,931	668,813	772,965	555,941	655,875	739,043
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44	$10.811
Value at end of period	$12.51	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44
Number of accumulation units outstanding at end of period	171,387	168,150	171,792	143,761	300,305	356,781	301,429	223,077	239,180	219,826
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19	$15.092
Value at end of period	$24.66	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19
Number of accumulation units outstanding at end of period	120,942	124,262	120,001	88,402	126,731	167,493	148,662	94,686	81,313	64,816
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75	$11.29
Value at end of period	$17.91	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75
Number of accumulation units outstanding at end of period	51,423	49,075	49,444	43,828	46,893	71,347	73,546	36,943	30,179	16,913
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19	$12.24
Value at end of period	$19.21	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19
Number of accumulation units outstanding at end of period	276,267	265,539	247,184	233,535	139,784	136,970	131,320	80,640	83,138	112,073
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.11	$7.56	$5.85
Value at end of period	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	6,638	6,869	6,638
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06	$9.49
Value at end of period	$11.93	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06
Number of accumulation units outstanding at end of period	28,308	27,799	47,774	45,852	63,875	52,807	25,955	25,882	22,632	20,120

CFI 90

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35	$8.12
Value at end of period	$12.96	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35
Number of accumulation units outstanding at end of period	26,358	32,141	34,921	32,182	14,948	12,799	16,863	11,574	143	142
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12	$10.17
Value at end of period	$13.05	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12
Number of accumulation units outstanding at end of period	131,160	170,068	180,677	185,525	854,673	901,737	157,585
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.14	$10.85	$8.80	$13.06	$12.80	$11.37
Value at end of period	$11.81	$12.14	$10.85	$8.80	$13.06	$12.80
Number of accumulation units outstanding at end of period	23,827	19,797	15,420	6,060	1,404	164
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47	$11.59
Value at end of period	$20.14	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47
Number of accumulation units outstanding at end of period	19,438	13,115	9,734	7,316	7,775	4,757	1,241
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91	$10.33
Value at end of period	$18.74	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91
Number of accumulation units outstanding at end of period	12,623	12,580	24,186	21,652	14,566	24,895	6,592	707	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.31	$11.35	$8.97	$12.87	$13.16	$12.86
Value at end of period	$14.04	$14.31	$11.35	$8.97	$12.87	$13.16
Number of accumulation units outstanding at end of period	1,773	1,815	686	583	452	179
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	125,826
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.52	$7.18	$6.41	$9.22	$9.43
Value at end of period	$8.77	$8.52	$7.18	$6.41	$9.22
Number of accumulation units outstanding at end of period	410,416	279,640	300,263	181,409	207,429
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14	$8.48	$6.60	$10.23
Value at end of period	$9.94	$10.14	$8.48	$6.60
Number of accumulation units outstanding at end of period	1,750	5,942	6,623	6,014
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.50	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03	$11.35
Value at end of period	$15.66	$15.50	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03
Number of accumulation units outstanding at end of period	2,286	3,405	4,596	3,330	2,214	5,365	22,241	16,880	3,682
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.47	$15.46	$11.70	$18.89	$14.91	$13.72
Value at end of period	$18.49	$17.47	$15.46	$11.70	$18.89	$14.91
Number of accumulation units outstanding at end of period	12,632	6,108	3,396	5,849	6,748	205

CFI 91

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99	$8.92
Value at end of period	$17.35	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99
Number of accumulation units outstanding at end of period	38,420	20,037	10,564	8,423	21,838	14,505	14,359	15,350	8,675	7,045
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89	$11.767
Value at end of period	$13.54	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89
Number of accumulation units outstanding at end of period	357,259	410,286	370,967	248,143	240,415	282,543	208,749	161,940	156,245	151,212
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18	$10.13
Value at end of period	$13.11	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18
Number of accumulation units outstanding at end of period	300,439	328,988	329,300	334,132	680,701	710,322	208,526
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.18	$13.36	$8.99	$11.67	$11.41	$10.77
Value at end of period	$15.77	$15.18	$13.36	$8.99	$11.67	$11.41
Number of accumulation units outstanding at end of period	9,201	8,627	1,047	412	399	398
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77	$10.09
Value at end of period	$16.13	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77
Number of accumulation units outstanding at end of period	246,284	234,451	166,168	109,250	20,036	14,459	13,853	13,155	13,853	9,002
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.58	$9.16	$7.40	$11.36	$10.94
Value at end of period	$10.07	$10.58	$9.16	$7.40	$11.36
Number of accumulation units outstanding at end of period	33,117	32,357	27,165	18,669	4,884
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.49	$13.09	$7.88	$11.22	$11.35
Value at end of period	$15.29	$15.49	$13.09	$7.88	$11.22
Number of accumulation units outstanding at end of period	5,889	7,527	7,794	701	315
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.95	$9.32	$7.47	$11.20	$11.95
Value at end of period	$10.37	$10.95	$9.32	$7.47	$11.20
Number of accumulation units outstanding at end of period	55,612	66,597	67,025	64,062	81,018
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.13	$12.59	$10.71
Value at end of period	$14.64	$14.13	$12.59
Number of accumulation units outstanding at end of period	51	0	3
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.14	$8.19	$5.03
Value at end of period	$9.32	$9.14	$8.19
Number of accumulation units outstanding at end of period	3,503	4,540	5,152
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.13	$11.88	$10.07
Value at end of period	$13.13	$13.13	$11.88
Number of accumulation units outstanding at end of period	0	382	386

CFI 92

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.12	$12.88	$11.42
Value at end of period	$15.68	$16.12	$12.88
Number of accumulation units outstanding at end of period	2,368	2,267	2,002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.31	$8.28	$5.94	$10.17
Value at end of period	$10.06	$10.31	$8.28	$5.94
Number of accumulation units outstanding at end of period	492	1,684	526	302
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.05	$8.79	$6.98	$10.29
Value at end of period	$10.56	$11.05	$8.79	$6.98
Number of accumulation units outstanding at end of period	1,750	2,555	2,380	1,357
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03	$8.02
Value at end of period	$11.33	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03
Number of accumulation units outstanding at end of period	35,371	22,232	7,999	8,945	396,738	392,017	378,380	354,764	324,055	263,319
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00	$13.10
Value at end of period	$21.78	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00
Number of accumulation units outstanding at end of period	53,751	56,392	66,470	63,505	79,026	89,954	88,534	57,477	54,596	50,291
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.04	$10.88	$8.95	$12.30	$11.82	$10.91
Value at end of period	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	187,673	157,332	168,772	71,175	44,315	138,732
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.89	$10.51	$8.40	$12.77	$12.27	$11.27
Value at end of period	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	295,685	255,656	227,405	61,285	29,062	72,194
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.04	$10.57	$8.28	$13.22	$12.62	$11.51
Value at end of period	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	177,241	169,548	145,855	40,253	25,438	62,393
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.06	$10.53	$8.16	$13.64	$12.96	$11.62
Value at end of period	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	107,058	97,009	78,795	23,976	11,577	22,036
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.58	$9.96
Value at end of period	$10.92	$11.58
Number of accumulation units outstanding at end of period	1,933	2
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.18	$11.17	$9.59	$11.57	$11.05	$10.49
Value at end of period	$12.16	$12.18	$11.17	$9.59	$11.57	$11.05
Number of accumulation units outstanding at end of period	20,905	25,642	29,370	6,853	5,295	6,210

CFI 93

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32	$10.85
Value at end of period	$14.62	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32
Number of accumulation units outstanding at end of period	8,223	10,139	14,706	17,011	21,102	18,284	16,926	11,351	12,107	15,975
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06	$9.402
Value at end of period	$11.86	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06
Number of accumulation units outstanding at end of period	62,217	76,325	93,456	90,646	43,752	58,054	49,372	2,406	2,414	3,617
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92	$9.916
Value at end of period	$12.95	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92
Number of accumulation units outstanding at end of period	254,296	275,953	291,512	311,074	31,364	41,633	36,576	10,492	3,980	3,741
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.09	$12.42	$9.37	$13.00	$12.52	$11.18
Value at end of period	$14.41	$14.09	$12.42	$9.37	$13.00	$12.52
Number of accumulation units outstanding at end of period	440,395	395,719	371,807	246,391	19,136	4,340
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50	$9.94
Value at end of period	$14.12	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50
Number of accumulation units outstanding at end of period	139,302	185,641	215,175	209,938	183,461	252,603	170,085
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01	$11.89
Value at end of period	$16.71	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01
Number of accumulation units outstanding at end of period	30,629	28,142	23,200	13,398	12,960	9,179	10,755	6,155	1,731
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10	$11.933
Value at end of period	$15.76	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10
Number of accumulation units outstanding at end of period	97,093	107,872	92,519	82,227	93,735	120,195	106,399	61,267	59,254	54,557
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.36	$12.69	$9.28	$18.47	$15.40	$14.92
Value at end of period	$12.52	$14.36	$12.69	$9.28	$18.47	$15.40
Number of accumulation units outstanding at end of period	267	466	467	4,315	191	1,608
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.99	$8.30	$6.32	$10.20
Value at end of period	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	63,550	74,126	71,936	73,810
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.57	$8.93	$6.79	$11.32	$10.85
Value at end of period	$8.98	$9.57	$8.93	$6.79	$11.32
Number of accumulation units outstanding at end of period	1,265	1,132	686	369	191
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.15	$11.88	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69	$11.074
Value at end of period	$11.37	$13.15	$11.88	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69
Number of accumulation units outstanding at end of period	52,261	60,232	58,345	48,395	42,501	57,469	76,427	54,131	55,856	72,512
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.37	$10.77	$10.23	$9.64
Value at end of period	$12.13	$11.37	$10.77	$10.23
Number of accumulation units outstanding at end of period	21,389	21,361	24,372	2,256

CFI 94

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.40	$10.10	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28	$9.746
Value at end of period	$11.05	$11.40	$10.10	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28
Number of accumulation units outstanding at end of period	41,693	54,942	51,208	48,470	38,307	54,312	55,301	39,465	0	47,304
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.79	$12.32	$11.86
Value at end of period	$12.85	$13.79	$12.32
Number of accumulation units outstanding at end of period	207	48	48
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.68	$8.43	$7.00	$12.24	$10.99	$10.39	$9.60	$9.05	$7.03	$9.342
Value at end of period	$8.86	$9.68	$8.43	$7.00	$12.24	$10.99	$10.39	$9.60	$9.05	$7.03
Number of accumulation units outstanding at end of period	23,214	27,874	23,535	22,322	23,869	29,708	18,183	9,071	12,055	13,895
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45	$7.677
Value at end of period	$10.84	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45
Number of accumulation units outstanding at end of period	40,948	51,813	52,043	54,037	83,014	72,306	31,974	38,655	42,326	53,745
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.93	$21.28	$16.99	$20.30	$18.46
Value at end of period	$23.18	$22.93	$21.28	$16.99	$20.30
Number of accumulation units outstanding at end of period	0	5	4	5	2
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83	$10.69	$7.95	$11.097
Value at end of period	$19.44	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83	$10.69	$7.95
Number of accumulation units outstanding at end of period	0	6	5	6	2	0	6	113,096	132,200	147,507
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12	$11.944
Value at end of period	$21.75	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12
Number of accumulation units outstanding at end of period	0	23	23	24	21	18	18	65,116	66,481	90,518
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.89	$11.32	$8.35	$13.92	$12.22
Value at end of period	$12.14	$12.89	$11.32	$8.35	$13.92
Number of accumulation units outstanding at end of period	0	8	7	8	3
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.03	$7.38	$5.37	$4.82
Value at end of period	$8.46	$9.03	$7.38	$5.37
Number of accumulation units outstanding at end of period	140	353	1,070	621
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.39	$9.18	$5.98
Value at end of period	$11.12	$11.39	$9.18
Number of accumulation units outstanding at end of period	1,140	122	88
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41	$9.00
Value at end of period	$13.98	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41
Number of accumulation units outstanding at end of period	34,221	40,271	39,405	36,506	181,193	189,561	174,312	122,933	107,161	85,687
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.01	$9.03	$6.97	$11.47	$10.61
Value at end of period	$10.61	$11.01	$9.03	$6.97	$11.47
Number of accumulation units outstanding at end of period	24,007	18,354	15,543	9,576	3,356

CFI 95

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37	$9.98
Value at end of period	$15.04	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37
Number of accumulation units outstanding at end of period	35,788	29,543	33,802	19,110	15,388	12,487	2,547	431
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69	$25.11
Value at end of period	$66.41	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69
Number of accumulation units outstanding at end of period	27,119	24,027	21,707	16,306	19,815	5,867	6,340	644
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$25.33	$21.97	$15.80	$26.57	$24.61
Value at end of period	$23.11	$25.33	$21.97	$15.80	$26.57
Number of accumulation units outstanding at end of period	0	4	4	4	2
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78	$11.91
Value at end of period	$13.33	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78
Number of accumulation units outstanding at end of period	49,129	45,480	37,789	2,612	2,328	1,951	1,189
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89	$10.71
Value at end of period	$12.36	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89
Number of accumulation units outstanding at end of period	89,390	86,563	116,445	104,238	25,685	18,194	805	559
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00	$10.84
Value at end of period	$15.75	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00
Number of accumulation units outstanding at end of period	174,742	147,160	79,059	41,953	26,415	2,615	574
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.64	$9.23	$5.32	$12.79	$10.89
Value at end of period	$8.11	$10.64	$9.23	$5.32	$12.79
Number of accumulation units outstanding at end of period	7,617	8,640	9,463	6,476	12,745
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84	$10.64
Value at end of period	$14.49	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84
Number of accumulation units outstanding at end of period	30,388	21,893	16,453	9,687	3,070	1,954	497
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.39	$8.36	$8.12
Value at end of period	$8.85	$10.39	$8.36
Number of accumulation units outstanding at end of period	8,291	4,880	30
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55	$15.88
Value at end of period	$28.61	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55
Number of accumulation units outstanding at end of period	64,916	54,638	43,001	26,913	18,246	2,145	1,361	458
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.65	$9.98	$8.73	$9.90
Value at end of period	$11.27	$10.65	$9.98	$8.73
Number of accumulation units outstanding at end of period	383	1,008	311	54

CFI 96

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87	$9.96
Value at end of period	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87
Number of accumulation units outstanding at end of period	352,289	344,683	339,960	273,606	81,624	54,736	21,900	12,419
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.70
Value at end of period	$8.77
Number of accumulation units outstanding at end of period	3,208
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.54	$8.48	$5.70	$10.53	$10.40
Value at end of period	$8.95	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	7,147	6,239	7,545	5,342	2,662
WANGER SELECT
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.19	$13.66	$8.26	$16.31	$14.99	$13.45
Value at end of period	$14.07	$17.19	$13.66	$8.26	$16.31	$14.99
Number of accumulation units outstanding at end of period	100,432	99,456	97,753	77,282	12,637	1,620
WANGER USA
(Funds were first received in this option during October 2004)
Value at beginning of period	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63	$10.35
Value at end of period	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63
Number of accumulation units outstanding at end of period	7,472	11,135	21,192	18,327	16,674	14,278	1,956	342
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87	$10.07
Value at end of period	$12.79	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87
Number of accumulation units outstanding at end of period	31,598	46,913	44,349	36,209	30,945	6,866	9,955	12,557
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76	$16.77
Value at end of period	$23.65	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76
Number of accumulation units outstanding at end of period	12,049	13,332	20,871	19,571	20,435	9,643	1,164	1,086

TABLE 12

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30	$10.05
Value at end of period	$12.71	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30
Number of accumulation units outstanding at end of period	3,541	578	558	534	532	3,679	5,986	3,397	7,123
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50	$10.55	$11.652
Value at end of period	$17.41	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50	$10.55
Number of accumulation units outstanding at end of period	50,659	57,118	57,079	59,293	65,378	119,283	106,278	91,279	75,470	106

CFI 97

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58	$10.10
Value at end of period	$12.67	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58
Number of accumulation units outstanding at end of period	31,707	33,852	33,424	33,843	36,708	68,536	78,723	86,883	60,863
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27	$8.90
Value at end of period	$11.10	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27
Number of accumulation units outstanding at end of period	43,031	43,997	45,095	41,426	46,143	90,967	89,225	94,934	87,478
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85	$10.38
Value at end of period	$12.97	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85
Number of accumulation units outstanding at end of period	2,204	2,005	2,604	4,458	5,700	14,395	9,319	6,556	3,248
ING BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74	$10.47
Value at end of period	$13.14	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74
Number of accumulation units outstanding at end of period	18,475	21,191	21,940	23,631	36,125	79,825	87,003	81,057	74,663
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.32	$8.25	$6.35	$10.46	$10.68
Value at end of period	$9.15	$9.32	$8.25	$6.35	$10.46
Number of accumulation units outstanding at end of period	15,501	14,533	15,676	15,873	20,341
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.38	$11.35	$7.47	$12.48	$10.55	$9.89	$8.89	$9.06	$8.66
Value at end of period	$11.92	$13.38	$11.35	$7.47	$12.48	$10.55	$9.89	$8.89	$9.06
Number of accumulation units outstanding at end of period	8,334	11,014	10,663	15,150	6,204	18,425	22,012	22,494	25,362
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.63	$8.35	$6.18	$10.11	$12.36	$11.62
Value at end of period	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	15
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07	$9.89
Value at end of period	$14.18	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07
Number of accumulation units outstanding at end of period	8,779	9,926	10,193	13,868	18,166	39,657	31,154
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.17	$10.89	$7.96	$13.57	$9.69
Value at end of period	$11.90	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	15,348	13,964	14,245	18,968	8,284
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05	$8.63
Value at end of period	$11.52	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05
Number of accumulation units outstanding at end of period	160,471	173,498	165,930	177,933	201,083	405,587	426,795	508,124	534,159

CFI 98

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74	$9.35
Value at end of period	$11.51	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74
Number of accumulation units outstanding at end of period	44,668	63,888	74,113	79,689	85,230	153,886	153,542	127,122	85,750
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79	$11.45
Value at end of period	$16.73	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79
Number of accumulation units outstanding at end of period	33,027	34,799	35,909	32,771	37,656	102,804	102,137	82,575	46,147
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09	$11.74
Value at end of period	$16.41	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09
Number of accumulation units outstanding at end of period	15,774	16,596	15,040	15,285	15,608	35,044	34,393	23,272	10,550
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70	$11.66
Value at end of period	$16.12	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70
Number of accumulation units outstanding at end of period	26,097	25,822	33,930	42,348	43,699	68,029	81,811	83,757	55,782
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.11	$7.56	$6.94
Value at end of period	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	3,496	3,278	3,684
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75	$9.99
Value at end of period	$12.68	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75
Number of accumulation units outstanding at end of period	26,293	30,283	31,412	37,121	55,146	110,104	106,096
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	36,937
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.64	$13.40	$11.43	$14.80	$14.31	$12.86	$12.54
Value at end of period	$14.79	$14.64	$13.40	$11.43	$14.80	$14.31	$12.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	9	4
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35	$10.35
Value at end of period	$11.75	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35
Number of accumulation units outstanding at end of period	9,934	18,612	38,913	18,681	48,791	26,619	11,479	14,920	9,622
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72	$10.02
Value at end of period	$12.67	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72
Number of accumulation units outstanding at end of period	72,289	70,498	71,028	72,337	86,061	188,203	191,327
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96	$10.56
Value at end of period	$17.45	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96
Number of accumulation units outstanding at end of period	15,447	19,021	18,035	21,547	19,185	34,638	32,500	30,745	29,750

CFI 99

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.04	$10.88	$8.95	$12.30	$11.82	$10.80
Value at end of period	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	402	331	405	289	5,463	12,038
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.89	$10.51	$8.40	$12.77	$12.27	$11.15
Value at end of period	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	1,211	937	678	449	250	13,235
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.04	$10.57	$8.28	$13.22	$12.62	$11.27
Value at end of period	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	6,866	5,814	5,022	6,413	5,302	1,714
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.06	$10.53	$8.16	$13.64	$12.96	$11.71
Value at end of period	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	16,804	15,481	13,924	11,959	10,654	195
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74	$10.53
Value at end of period	$13.46	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74
Number of accumulation units outstanding at end of period	6,787	8,802	6,310	6,207	5,289	6,007	5,749	6,987	7,046
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38	$10.04
Value at end of period	$12.35	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38
Number of accumulation units outstanding at end of period	9,565	9,033	7,943	7,566	7,898	20,364	8,320	6,742	5,864
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55	$10.27
Value at end of period	$12.89	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55
Number of accumulation units outstanding at end of period	5,071	5,120	5,772	5,914	5,957	8,875	8,368	11,479	10,329
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16	$9.94
Value at end of period	$13.76	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16
Number of accumulation units outstanding at end of period	61,797	64,967	71,671	71,144	82,810	219,789	217,039
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48	$14.08
Value at end of period	$15.74	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	9	5
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37	$9.96
Value at end of period	$13.79	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37
Number of accumulation units outstanding at end of period	13,415	13,481	12,008	10,647	11,044	33,622	36,029	35,842	32,840
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.99	$8.30	$6.32	$10.20
Value at end of period	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	22,034	21,657	22,785	26,651

CFI 100

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.72	$10.59	$7.35	$12.27	$11.51	$9.90	$9.80	$8.73	$8.39
Value at end of period	$10.13	$11.72	$10.59	$7.35	$12.27	$11.51	$9.90	$9.80	$8.73
Number of accumulation units outstanding at end of period	4,424	5,869	9,570	9,131	8,489	17,011	16,798	15,273	16,163
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.66	$10.34	$7.89	$13.17	$13.09	$11.49	$10.57	$9.26	$8.92
Value at end of period	$11.30	$11.66	$10.34	$7.89	$13.17	$13.09	$11.49	$10.57	$9.26
Number of accumulation units outstanding at end of period	25,741	26,478	26,243	30,699	29,700	68,910	69,795	69,112	64,994
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.58	$9.21	$7.65	$13.38	$12.01	$11.36	$10.50	$9.90	$9.57
Value at end of period	$9.69	$10.58	$9.21	$7.65	$13.38	$12.01	$11.36	$10.50	$9.90
Number of accumulation units outstanding at end of period	683	1,064	1,311	1,391	2,011	6,037	4,989	5,718	4,487
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32	$6.54	$7.76
Value at end of period	$14.03	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32	$6.54
Number of accumulation units outstanding at end of period	3,998	1,213	1,470	1,679	1,755	5,492	3,091	2,793	2,140	166
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.01	$9.03	$6.97	$11.47	$10.74	$10.08
Value at end of period	$10.61	$11.01	$9.03	$6.97	$11.47	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	88
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$79.31	$62.80	$34.75	$67.23	$50.50	$43.28
Value at end of period	$64.60	$79.31	$62.80	$34.75	$67.23	$50.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	140
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.59	$12.17	$9.10	$15.01	$13.62	$13.19
Value at end of period	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	58
WANGER USA
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.06	$12.27	$8.68	$14.47	$13.80	$13.34
Value at end of period	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	13

TABLE 13
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$14.17	$12.40
Value at end of period	$13.35	$14.17
Number of accumulation units outstanding at end of period	71	30

CFI 101

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMANA GROWTH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.14	$9.67	$9.54
Value at end of period	$10.86	$11.14	$9.67
Number of accumulation units outstanding at end of period	6,114	4,017	811
AMANA INCOME FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.10	$11.01
Value at end of period	$11.25	$11.10
Number of accumulation units outstanding at end of period	10,380	3,094
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.26	$10.74	$10.50
Value at end of period	$12.65	$11.26	$10.74
Number of accumulation units outstanding at end of period	5,163	172	20
ARIEL FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$17.49	$17.20
Value at end of period	$15.41	$17.49
Number of accumulation units outstanding at end of period	691	691
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.47	$8.05	$5.67
Value at end of period	$7.81	$8.47	$8.05
Number of accumulation units outstanding at end of period	4,374	3,884	4,079
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.76	$11.69
Value at end of period	$10.93	$11.76
Number of accumulation units outstanding at end of period	2,692	469
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.80	$12.65	$12.08
Value at end of period	$15.62	$15.80	$12.65
Number of accumulation units outstanding at end of period	455	210	10
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29	$10.636
Value at end of period	$13.54	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29
Number of accumulation units outstanding at end of period	6,932	7,590	4,895	17,133	22,592	8,537	4,758	16,312	12,992	10,572
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.07	$7.84	$6.20	$8.48
Value at end of period	$8.55	$9.07	$7.84	$6.20
Number of accumulation units outstanding at end of period	52	0	0	62
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.81	$8.03	$6.11	$6.08
Value at end of period	$9.33	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	403	0	648	82
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50	$10.37
Value at end of period	$15.11	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50
Number of accumulation units outstanding at end of period	58,722	46,705	35,174	48,805	42,629	30,646	4,677	700

CFI 102

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33	$11.465
Value at end of period	$19.88	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33
Number of accumulation units outstanding at end of period	2,964,998	3,084,650	214,023	275,711	217,169	383,019	270,004	702,963	578,035	456,743
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85	$10.718
Value at end of period	$13.67	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85
Number of accumulation units outstanding at end of period	62,119	74,752	75,945	83,733	172,172	272,073	149,572	825,795	639,168	487,673
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36	$12.034
Value at end of period	$13.17	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36
Number of accumulation units outstanding at end of period	135,068	171,423	166,798	222,467	277,105	358,554	240,015	552,845	555,652	505,859
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68	$8.429
Value at end of period	$11.33	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68
Number of accumulation units outstanding at end of period	12,226	12,641	5,010	8,353	23,873	40,984	23,641	66,264	53,560	24,366
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31	$11.46
Value at end of period	$19.13	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31
Number of accumulation units outstanding at end of period	48,892	34,310	41,203	39,970	71,611	94,815	55,654	36,672	4,495	2,850
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.20	$8.12	$6.12	$8.99
Value at end of period	$8.97	$9.20	$8.12	$6.12
Number of accumulation units outstanding at end of period	32,868	27,297	27,145	3,605
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12	$7.96
Value at end of period	$18.00	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12
Number of accumulation units outstanding at end of period	974,104	1,058,659	1,693	13,720	25,283	16,573	6,993	4,113	665	385
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.23	$13.39	$11.21	$20.00	$17.28	$13.45	$11.59
Value at end of period	$11.05	$14.23	$13.39	$11.21	$20.00	$17.28	$13.45
Number of accumulation units outstanding at end of period	9,373	18,895	19,249	15,110	37,245	22,197	472
ING BALANCED PORTFOLIO
Value at beginning of period	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10	$11.327
Value at end of period	$14.54	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10
Number of accumulation units outstanding at end of period	597,025	577,301	195,593	243,823	309,890	465,727	386,523	839,644	713,922	666,708
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57	$9.65
Value at end of period	$19.03	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57
Number of accumulation units outstanding at end of period	769,737	759,990	34,236	38,972	78,794	83,323	27,529	16,444	1,713
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.37	$11.63	$9.75	$13.75	$12.74	$11.26	$10.82
Value at end of period	$12.88	$12.37	$11.63	$9.75	$13.75	$12.74	$11.26
Number of accumulation units outstanding at end of period	1,490	2,669	2,593	2,250	1,221	9,428	807
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.32	$8.25	$6.36	$10.47	$10.69
Value at end of period	$9.14	$9.32	$8.25	$6.36	$10.47
Number of accumulation units outstanding at end of period	57,875	53,140	52,439	61,775	73,986

CFI 103

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.57	$4.73	$3.11	$5.20	$4.40	$4.13	$3.71	$3.78	$2.62	$4.483
Value at end of period	$4.96	$5.57	$4.73	$3.11	$5.20	$4.40	$4.13	$8.77	$3.78	$2.62
Number of accumulation units outstanding at end of period	26,410	28,027	20,080	35,954	38,251	131,549	159,290	95,262	245,026	174,362
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.32	$8.93	$6.72	$9.74
Value at end of period	$9.73	$10.32	$8.93	$6.72
Number of accumulation units outstanding at end of period	30,941	17,573	20,273	17,017
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.61	$8.34	$6.17	$10.10	$12.35	$10.05
Value at end of period	$11.55	$10.61	$8.34	$6.17	$10.10	$12.35
Number of accumulation units outstanding at end of period	9,840	6,970	6,100	5,648	1,366	33,884
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.47	$8.41	$6.78	$9.86
Value at end of period	$10.12	$10.47	$8.41	$6.78
Number of accumulation units outstanding at end of period	323	287	63	63
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99	$11.65
Value at end of period	$18.24	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99
Number of accumulation units outstanding at end of period	3,759	6,264	7,027	10,487	7,554	4,188	1,604	2,690	2,354	77
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88	$11.00
Value at end of period	$14.21	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88
Number of accumulation units outstanding at end of period	14,478	6,783	4,817	7,511	13	5,701	550
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17	$10.03
Value at end of period	$14.27	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17
Number of accumulation units outstanding at end of period	57,058	73,001	77,956	90,415	96,452	122,436	81,732
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.14	$10.87	$7.95	$13.56	$9.69
Value at end of period	$11.87	$13.14	$10.87	$7.95	$13.56
Number of accumulation units outstanding at end of period	38,056	45,194	35,739	60,759	44,806
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20	$8.55	$7.94	$6.34	$8.497
Value at end of period	$10.06	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20	$9.62	$7.94	$6.34
Number of accumulation units outstanding at end of period	425,911	532,361	524,546	664,656	721,454	1,860,531	1,635,914	2,284,441	2,670,006	2,807,208
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42	$10.792
Value at end of period	$12.43	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42
Number of accumulation units outstanding at end of period	102,712	118,345	134,364	164,902	173,623	380,672	295,687	325,584	270,330	221,565
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16	$15.065
Value at end of period	$24.49	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16
Number of accumulation units outstanding at end of period	1,029,153	1,039,992	49,477	60,818	84,389	136,775	123,316	417,849	302,362	218,102
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72	$11.27
Value at end of period	$17.78	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72
Number of accumulation units outstanding at end of period	28,920	30,944	33,379	38,949	64,201	98,944	59,494	228,857	145,109	82,105

CFI 104

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16	$12.218
Value at end of period	$19.07	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16
Number of accumulation units outstanding at end of period	3,319,846	3,384,372	105,761	123,333	131,955	312,992	275,165	389,306	365,592	378,990
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.10	$7.55	$5.94	$5.64
Value at end of period	$7.07	$8.10	$7.55	$5.94
Number of accumulation units outstanding at end of period	10,142	8,203	8,207	887
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40	$7.55
Value at end of period	$11.86	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40
Number of accumulation units outstanding at end of period	2,140,627	2,290,106	46,058	30,523	24,278	39,906	22,429	11,160	241
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34	$8.18
Value at end of period	$12.90	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34
Number of accumulation units outstanding at end of period	11,248	13,652	15,034	31,411	68,428	59,421	21,710	14,256	3,399	1,949
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10	$10.92
Value at end of period	$13.01	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10
Number of accumulation units outstanding at end of period	110,398	119,183	223,775	297,636	320,225	408,718	212,266
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09	$10.63
Value at end of period	$11.77	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09
Number of accumulation units outstanding at end of period	13,917	13,725	8,564	10,438	14,558	11,889	1,607
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46	$10.70
Value at end of period	$20.07	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46
Number of accumulation units outstanding at end of period	6,159	9,876	6,878	6,116	14,490	20,737	5,709
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21	$9.22
Value at end of period	$18.65	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21
Number of accumulation units outstanding at end of period	13,316	14,501	13,296	35,722	71,135	49,023	8,880	6,378	1,074	18
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.27	$11.33	$8.95	$12.85	$13.15	$12.56
Value at end of period	$13.99	$14.27	$11.33	$8.95	$12.85	$13.15
Number of accumulation units outstanding at end of period	3,930	3,322	2,522	2,793	2,405	3,461
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.37
Number of accumulation units outstanding at end of period	56,290
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.50	$7.17	$6.40	$9.21	$9.42
Value at end of period	$8.75	$8.50	$7.17	$6.40	$9.21
Number of accumulation units outstanding at end of period	103,501	26,087	21,331	78,541	75,660

CFI 105

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12	$8.48	$6.59	$10.23
Value at end of period	$9.92	$10.12	$8.48	$6.59
Number of accumulation units outstanding at end of period	8,156	6,189	1,932	4,453
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.44	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03	$11.43
Value at end of period	$15.59	$15.44	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03
Number of accumulation units outstanding at end of period	11,327	7,642	4,705	5,214	10,503	15,955	16,162	11,788	935
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.42	$15.42	$11.68	$18.87	$14.90	$11.46	$11.00
Value at end of period	$18.43	$17.42	$15.42	$11.68	$18.87	$14.90	$11.46
Number of accumulation units outstanding at end of period	6,956	10,533	12,120	11,870	5,832	13,221	735
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98	$7.52
Value at end of period	$17.26	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98
Number of accumulation units outstanding at end of period	17,268	15,845	4,659	5,275	5,430	4,152	3,063	2,965	3,294	99
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86	$11.745
Value at end of period	$13.45	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86
Number of accumulation units outstanding at end of period	2,028,314	1,809,945	307,068	422,639	97,084	81,828	79,187	89,013	110,222	109,591
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17	$11.55
Value at end of period	$13.07	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17
Number of accumulation units outstanding at end of period	239,362	283,232	403,741	514,069	435,270	656,982	359,165
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53	$10.31
Value at end of period	$15.71	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53
Number of accumulation units outstanding at end of period	18,758	19,845	15,911	4,155	2,590	4,769	2,470
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76	$10.00
Value at end of period	$16.05	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76
Number of accumulation units outstanding at end of period	125,819	108,093	96,815	54,887	36,371	46,474	37,045	32,493	21,807	15,367
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.55	$9.14	$7.39	$11.35	$10.84	$9.52
Value at end of period	$10.04	$10.55	$9.14	$7.39	$11.35	$10.84
Number of accumulation units outstanding at end of period	8,852	5,460	3,109	2,346	2,500	901
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.45	$13.06	$7.87	$11.21	$11.25
Value at end of period	$15.25	$15.45	$13.06	$7.87	$11.21
Number of accumulation units outstanding at end of period	3,807	2,498	1,437	372	2,987
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.93	$9.30	$7.46	$11.19	$10.65	$10.66
Value at end of period	$10.34	$10.93	$9.30	$7.46	$11.19	$10.65
Number of accumulation units outstanding at end of period	44,859	38,736	65,716	101,160	76,916	300

CFI 106

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$14.12	$11.91
Value at end of period	$14.62	$14.12
Number of accumulation units outstanding at end of period	768	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.13	$8.18	$6.65	$6.51
Value at end of period	$9.30	$9.13	$8.18	$6.65
Number of accumulation units outstanding at end of period	8,909	3,979	4,348	2,280
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.12	$11.88	$10.07
Value at end of period	$13.12	$13.12	$11.88
Number of accumulation units outstanding at end of period	960	794	308
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.10	$12.87	$11.42
Value at end of period	$15.65	$16.10	$12.87
Number of accumulation units outstanding at end of period	1,936	2,401	2,291
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.30	$8.27	$5.94	$4.91
Value at end of period	$10.04	$10.30	$8.27	$5.94
Number of accumulation units outstanding at end of period	4,633	3,758	6,719	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.03	$8.78	$6.98	$10.33
Value at end of period	$10.54	$11.03	$8.78	$6.98
Number of accumulation units outstanding at end of period	3,872	1,681	5,001	1,146
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03	$5.42
Value at end of period	$11.27	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03
Number of accumulation units outstanding at end of period	21,813	24,028	17,864	13,913	9,521	10,645	7,019	5,797	3,497	139
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98	$13.076
Value at end of period	$21.63	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98
Number of accumulation units outstanding at end of period	66,631	82,370	69,771	86,086	93,694	143,057	101,621	274,222	199,373	148,833
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.01	$10.86	$8.93	$12.28	$11.81	$10.85
Value at end of period	$11.85	$12.01	$10.86	$8.93	$12.28	$11.81
Number of accumulation units outstanding at end of period	47,559	50,627	49,677	160,682	121,824	74,710
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96	$10.47
Value at end of period	$11.42	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96
Number of accumulation units outstanding at end of period	172,598	155,745	167,234	282,862	240,916	105,386	1,080
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11	$10.70
Value at end of period	$11.38	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11
Number of accumulation units outstanding at end of period	117,967	127,897	127,989	139,209	103,555	48,992	603

CFI 107

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32	$10.84
Value at end of period	$11.34	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32
Number of accumulation units outstanding at end of period	119,348	73,102	71,189	70,952	40,035	22,333	1,320
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.57	$10.59
Value at end of period	$10.91	$11.57
Number of accumulation units outstanding at end of period	342	48
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.61	$8.58	$6.06
Value at end of period	$9.32	$9.61	$8.58
Number of accumulation units outstanding at end of period	7,462	5,469	2,436
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.15	$11.15	$9.57	$11.55	$11.04	$10.44
Value at end of period	$12.12	$12.15	$11.15	$9.57	$11.55	$11.04
Number of accumulation units outstanding at end of period	11,148	28,980	16,993	27,939	21,338	598
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.14	$9.17	$7.67	$8.14
Value at end of period	$10.01	$10.14	$9.17	$7.67
Number of accumulation units outstanding at end of period	20	2	0	132
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30	$10.83
Value at end of period	$14.52	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30
Number of accumulation units outstanding at end of period	4,228	9,720	25,125	35,695	38,095	42,682	25,959	9,644	6,035	5,239
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05	$9.00
Value at end of period	$11.78	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05
Number of accumulation units outstanding at end of period	33,317	34,093	72,187	132,593	105,049	49,501	11,315	32,265	5,823	6,441
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90	$9.898
Value at end of period	$12.86	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90
Number of accumulation units outstanding at end of period	26,586	21,475	105,792	123,282	63,371	69,643	17,880	32,687	12,588	2,506
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98	$10.77
Value at end of period	$14.37	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98
Number of accumulation units outstanding at end of period	47,198	39,730	22,814	106,899	66,986	28,614	6,163
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48	$11.12
Value at end of period	$14.07	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48
Number of accumulation units outstanding at end of period	147,317	161,729	143,813	219,118	310,862	614,774	421,546
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01	$11.79
Value at end of period	$16.64	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01
Number of accumulation units outstanding at end of period	2,686,956	2,867,876	7,954	13,978	13,476	17,404	9,555	3,666	577

CFI 108

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08	$11.911
Value at end of period	$15.65	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08
Number of accumulation units outstanding at end of period	681,406	724,950	181,177	219,788	163,563	179,279	94,137	329,385	254,412	195,228
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.32	$12.66	$9.26	$18.45	$15.39	$13.03
Value at end of period	$12.48	$14.32	$12.66	$9.26	$18.45	$15.39
Number of accumulation units outstanding at end of period	5,156	4,852	3,500	3,796	8,001	4,044
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.98	$8.30	$6.32	$10.20
Value at end of period	$7.85	$8.98	$8.30	$6.32
Number of accumulation units outstanding at end of period	29,906	27,589	21,906	49,258
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.55	$8.92	$6.78	$11.31	$11.11	$10.52
Value at end of period	$8.95	$9.55	$8.92	$6.78	$11.31	$11.11
Number of accumulation units outstanding at end of period	191	174	174	401	228	658
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.07	$11.81	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67	$11.054
Value at end of period	$11.29	$13.07	$11.81	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67
Number of accumulation units outstanding at end of period	10,278	14,719	16,986	27,438	35,793	48,017	31,981	103,895	110,101	111,920
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.36	$10.77	$10.23	$10.14
Value at end of period	$12.10	$11.36	$10.77	$10.23
Number of accumulation units outstanding at end of period	2,675	2,465	2,407	303
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.33	$10.05	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26	$9.729
Value at end of period	$10.97	$11.33	$10.05	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26
Number of accumulation units outstanding at end of period	21,939	31,267	23,900	35,708	63,715	130,675	101,031	178,525	175,941	184,641
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.77	$12.32	$12.02
Value at end of period	$12.84	$13.77	$12.32
Number of accumulation units outstanding at end of period	95	1,005	83
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.62	$8.38	$6.96	$12.18	$10.94	$10.36	$10.35	$9.03	$7.02	$9.33
Value at end of period	$8.81	$9.62	$8.38	$6.96	$12.18	$10.94	$10.36	$10.35	$9.03	$7.02
Number of accumulation units outstanding at end of period	11,748	11,111	11,864	19,489	24,826	28,795	11,914	16,659	16,906	11,934
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02	$8.62	$7.96	$6.43	$7.667
Value at end of period	$10.78	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02	$11.02	$7.96	$6.43
Number of accumulation units outstanding at end of period	18,172	23,181	29,996	41,183	52,059	97,804	66,449	56,091	73,389	70,527
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.36	$18.97	$16.85	$15.99	$15.10
Value at end of period	$21.60	$20.36	$18.97	$16.85	$15.99
Number of accumulation units outstanding at end of period	0	0	0	3	47
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.02	$7.37	$5.38
Value at end of period	$8.44	$9.02	$7.37
Number of accumulation units outstanding at end of period	3,317	4,680	6,123

CFI 109

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.38	$9.17	$5.97
Value at end of period	$11.10	$11.38	$9.17
Number of accumulation units outstanding at end of period	6,595	7,129	5,343
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82	$12.85	$10.42	$8.40	$9.77
Value at end of period	$13.91	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82	$14.20	$10.42	$8.40
Number of accumulation units outstanding at end of period	1,013,190	837,019	17,082	19,908	48,286	85,412	55,618	28,499	9,838	5,263
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.98	$9.01	$6.96	$11.46	$11.07
Value at end of period	$10.58	$10.98	$9.01	$6.96	$11.46
Number of accumulation units outstanding at end of period	26,249	3,506	350	17	229
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57	$11.03
Value at end of period	$14.99	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57
Number of accumulation units outstanding at end of period	22,868	16,968	13,643	28,949	29,052	15,664	5,661
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63	$25.13
Value at end of period	$66.04	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63
Number of accumulation units outstanding at end of period	16,735	14,272	12,580	11,153	15,299	18,907	5,157	309
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82	$15.89	$11.18	$14.44
Value at end of period	$22.95	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82	$15.89	$11.18
Number of accumulation units outstanding at end of period	0	19	19	21	68	5	0	479,993	347,227	201,231
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.03	$17.52	$14.84	$17.40	$15.95
Value at end of period	$20.08	$20.03	$17.52	$14.84	$17.40
Number of accumulation units outstanding at end of period	0	0	0	3	44
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78	$10.13
Value at end of period	$13.28	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78
Number of accumulation units outstanding at end of period	1,738	2,009	726	1,958	1,996	3,743	1,918
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39	$10.83
Value at end of period	$12.29	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39
Number of accumulation units outstanding at end of period	3,572	7,066	5,443	9,700	5,380	2,942	2,316
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83	$10.05
Value at end of period	$15.69	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83
Number of accumulation units outstanding at end of period	44,198	37,557	23,083	16,697	6,118	5,071	562	277
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.62	$9.22	$5.31	$12.78	$11.08
Value at end of period	$8.09	$10.62	$9.22	$5.31	$12.78
Number of accumulation units outstanding at end of period	5,449	8,850	6,514	3,485	2,632

CFI 110

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83	$10.38
Value at end of period	$14.44	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83
Number of accumulation units outstanding at end of period	30,479	24,391	24,981	37,620	40,436	31,076	802
SMALLCAP WORLD FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.38	$8.35	$4.76
Value at end of period	$8.84	$10.38	$8.35
Number of accumulation units outstanding at end of period	19,215	17,921	9,844
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52	$15.11
Value at end of period	$28.46	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52
Number of accumulation units outstanding at end of period	48,192	40,232	34,294	33,866	23,866	13,418	3,654	982
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.63	$9.97	$8.73	$9.06
Value at end of period	$11.25	$10.63	$9.97	$8.73
Number of accumulation units outstanding at end of period	2,364	2,586	1,844	357
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86	$10.07
Value at end of period	$12.81	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86
Number of accumulation units outstanding at end of period	121,179	92,273	73,915	100,071	157,459	122,430	29,025	13,838
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.39
Value at end of period	$8.77
Number of accumulation units outstanding at end of period	999
WANGER INTERNATIONAL
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.52	$8.47	$7.69
Value at end of period	$8.93	$10.52	$8.47
Number of accumulation units outstanding at end of period	824	840	1,261
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58	$10.85
Value at end of period	$14.02	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58
Number of accumulation units outstanding at end of period	45,215	6,247	5,108	9,786	15,295	12,646	1,003
WANGER USA
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85	$11.55
Value at end of period	$14.40	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85
Number of accumulation units outstanding at end of period	22,295	13,968	10,921	8,507	12,761	12,085	3,773
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86	$9.87
Value at end of period	$12.74	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86
Number of accumulation units outstanding at end of period	47,463	46,708	46,145	66,477	70,266	46,364	12,891	8,442
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72	$18.28
Value at end of period	$23.51	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72
Number of accumulation units outstanding at end of period	15,745	15,864	9,130	12,045	17,687	11,137	4,724	336

CFI 111

Condensed Financial Information (continued)

TABLE 14

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.16	$13.01	$12.62
Value at end of period	$13.33	$14.16	$13.01
Number of accumulation units outstanding at end of period	0	230	11
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.12	$9.66	$8.81
Value at end of period	$10.85	$11.12	$9.66
Number of accumulation units outstanding at end of period	23,976	16,016	10,612
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.09	$9.95	$9.18
Value at end of period	$11.23	$11.09	$9.95
Number of accumulation units outstanding at end of period	30,653	18,743	9,055
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.25	$10.74	$10.36
Value at end of period	$12.63	$11.25	$10.74
Number of accumulation units outstanding at end of period	20,227	3,830	5,289
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.41	$14.00
Value at end of period	$15.33	$17.41
Number of accumulation units outstanding at end of period	323	81
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.46	$8.04	$5.79	$5.71
Value at end of period	$7.79	$8.46	$8.04	$5.79
Number of accumulation units outstanding at end of period	803	414	456	27
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.76	$9.47
Value at end of period	$10.92	$11.76
Number of accumulation units outstanding at end of period	514	164
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.79	$13.63
Value at end of period	$15.60	$15.79
Number of accumulation units outstanding at end of period	1,317	432
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27	$10.617
Value at end of period	$13.45	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27
Number of accumulation units outstanding at end of period	84,326	96,057	87,780	61,198	7,485	9,904	8,468	14,260	8,298	6,111

CFI 112

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.04
Value at end of period	$9.49
Number of accumulation units outstanding at end of period	129
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.06	$7.84	$6.20	$8.72
Value at end of period	$8.54	$9.06	$7.84	$6.20
Number of accumulation units outstanding at end of period	29,084	21,611	13,150	3,420
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.79	$8.02	$6.10	$6.65
Value at end of period	$9.31	$9.79	$8.02	$6.10
Number of accumulation units outstanding at end of period	4,093	3,023	1,354	24
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83	$11.36
Value at end of period	$15.05	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83
Number of accumulation units outstanding at end of period	638,772	592,960	450,105	247,467	76,631	11,921	2,010
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31	$11.444
Value at end of period	$19.75	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31
Number of accumulation units outstanding at end of period	1,374,459	1,428,631	1,369,701	796,912	157,881	235,683	185,887	139,633	94,553	270,820
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83	$10.698
Value at end of period	$13.57	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83
Number of accumulation units outstanding at end of period	640,868	690,766	670,535	398,154	72,935	90,355	76,287	69,693	44,084	139,155
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34	$12.012
Value at end of period	$13.08	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34
Number of accumulation units outstanding at end of period	1,885,044	1,703,428	1,361,966	757,026	293,363	237,194	170,019	147,326	121,964	327,266
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66	$8.414
Value at end of period	$11.25	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66
Number of accumulation units outstanding at end of period	274,995	290,497	280,635	204,171	24,928	29,808	22,665	28,070	15,332	28,329
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30	$11.65
Value at end of period	$19.03	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30
Number of accumulation units outstanding at end of period	411,856	383,034	274,513	170,769	137,475	84,756	54,946	21,696	11,901	1,749
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.19	$8.11	$6.12	$9.08
Value at end of period	$8.95	$9.19	$8.11	$6.12
Number of accumulation units outstanding at end of period	18,593	13,929	12,882	210
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92	$10.01
Value at end of period	$17.91	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92
Number of accumulation units outstanding at end of period	30,904	29,483	26,094	13,474	9,116	5,740	4,006	3,960	2,084
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.18	$13.36	$11.18	$19.96	$17.25	$13.44	$11.47
Value at end of period	$11.01	$14.18	$13.36	$11.18	$19.96	$17.25	$13.44
Number of accumulation units outstanding at end of period	40,776	46,165	50,756	29,907	19,624	2,112	2,812

CFI 113

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BALANCED PORTFOLIO
Value at beginning of period	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08	$11.307
Value at end of period	$14.44	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08
Number of accumulation units outstanding at end of period	336,648	345,166	371,665	178,483	32,141	69,738	62,874	82,473	70,493	105,474
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56	$10.05
Value at end of period	$18.94	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56
Number of accumulation units outstanding at end of period	64,831	73,132	73,234	38,438	50,885	29,394	24,588	17,254	8,963
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.34	$11.61	$9.73	$13.73	$12.73	$11.25	$10.84
Value at end of period	$12.84	$12.34	$11.61	$9.73	$13.73	$12.73	$11.25
Number of accumulation units outstanding at end of period	22,201	14,237	8,258	2,676	1,394	429	141
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.30	$8.24	$6.35	$10.47	$10.69
Value at end of period	$9.12	$9.30	$8.24	$6.35	$10.47
Number of accumulation units outstanding at end of period	397,925	391,316	370,713	156,092	90,509
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.54	$4.70	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61	$2.68
Value at end of period	$4.93	$5.54	$4.70	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61
Number of accumulation units outstanding at end of period	699,305	615,303	501,353	188,168	74,341	57,696	45,021	30,326	11,822	4,005
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.31	$8.92	$6.71	$9.74
Value at end of period	$9.72	$10.31	$8.92	$6.71
Number of accumulation units outstanding at end of period	36,013	40,646	33,812	10,412
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.58	$8.32	$6.16	$10.09	$12.35	$10.48
Value at end of period	$11.51	$10.58	$8.32	$6.16	$10.09	$12.35
Number of accumulation units outstanding at end of period	68,245	80,004	54,608	17,158	9,711	584
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.44	$8.39	$6.77	$10.34	$10.11	$9.63
Value at end of period	$10.10	$10.44	$8.39	$6.77	$10.34	$10.11
Number of accumulation units outstanding at end of period	6,929	2,934	1,753	272	338	263
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74	$15.42
Value at end of period	$18.14	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74
Number of accumulation units outstanding at end of period	28,684	35,853	26,069	1,456	8,549	5,274	3,326	1,792	332
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87	$11.37
Value at end of period	$14.16	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87
Number of accumulation units outstanding at end of period	55,983	66,779	48,241	8,082	13	950	267
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16	$10.00
Value at end of period	$14.22	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16
Number of accumulation units outstanding at end of period	556,580	555,674	419,708	223,198	99,176	68,831	50,790

CFI 114

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.12	$10.85	$7.94	$13.55	$9.69
Value at end of period	$11.84	$13.12	$10.85	$7.94	$13.55
Number of accumulation units outstanding at end of period	235,245	256,989	245,705	143,706	50,494
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.07	$15.10
Value at end of period	$16.09	$15.07
Number of accumulation units outstanding at end of period	1,210	6,054
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32	$8.482
Value at end of period	$9.99	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32
Number of accumulation units outstanding at end of period	1,161,694	1,228,018	1,184,795	547,477	30,081	148,346	140,633	319,937	322,236	388,659
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40	$10.772
Value at end of period	$12.34	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40
Number of accumulation units outstanding at end of period	498,992	533,668	523,931	362,378	52,744	112,469	90,299	88,982	62,412	254,911
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13	$15.038
Value at end of period	$24.33	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13
Number of accumulation units outstanding at end of period	584,189	535,891	475,061	317,641	176,445	136,329	103,069	101,889	59,842	26,984
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70	$11.249
Value at end of period	$17.66	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70
Number of accumulation units outstanding at end of period	266,757	236,424	202,162	109,681	79,036	71,033	45,936	31,742	27,777	79,252
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13	$12.196
Value at end of period	$18.95	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13
Number of accumulation units outstanding at end of period	928,289	841,644	592,617	461,356	203,884	144,331	93,930	139,709	118,161	215,827
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.09	$7.55	$4.65
Value at end of period	$7.06	$8.09	$7.55
Number of accumulation units outstanding at end of period	112,564	113,050	88,477
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38	$8.60
Value at end of period	$11.80	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38
Number of accumulation units outstanding at end of period	50,570	56,692	58,284	37,829	72,701	105,505	75,945	23,580	11,681
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75	$9.80
Value at end of period	$12.84	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75
Number of accumulation units outstanding at end of period	203,816	208,757	205,955	150,798	19,545	11,449	3,522	1,847	390
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09	$11.10
Value at end of period	$12.95	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09
Number of accumulation units outstanding at end of period	1,198,021	1,122,959	929,226	685,885	345,350	372,014	124,966
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09	$10.86
Value at end of period	$11.73	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09
Number of accumulation units outstanding at end of period	66,794	55,638	51,881	26,602	16,797	800	215

CFI 115

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46	$12.06
Value at end of period	$20.01	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46
Number of accumulation units outstanding at end of period	45,097	64,484	78,429	29,379	22,113	1,028	35
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89	$10.85
Value at end of period	$18.56	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89
Number of accumulation units outstanding at end of period	33,747	32,930	29,059	13,796	11,100	6,637	4,310	2,590	568
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.23	$11.30	$8.93	$12.83	$13.14	$11.96
Value at end of period	$13.95	$14.23	$11.30	$8.93	$12.83	$13.14
Number of accumulation units outstanding at end of period	21,858	15,759	14,167	2,584	394	177
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.37
Number of accumulation units outstanding at end of period	337,470
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.48	$7.15	$6.39	$9.21	$9.41
Value at end of period	$8.72	$8.48	$7.15	$6.39	$9.21
Number of accumulation units outstanding at end of period	1,626,528	268,240	237,202	95,175	176,116
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.11	$8.47	$6.59	$10.23
Value at end of period	$9.90	$10.11	$8.47	$6.59
Number of accumulation units outstanding at end of period	48,583	42,697	39,828	1,170
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$15.38	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03	$11.20
Value at end of period	$15.53	$15.38	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03
Number of accumulation units outstanding at end of period	5,724	6,791	7,185	6,642	15,526	10,909	7,648	4,965	2,253
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.38	$15.38	$11.66	$18.84	$14.89	$11.80
Value at end of period	$18.37	$17.38	$15.38	$11.66	$18.84	$14.89
Number of accumulation units outstanding at end of period	28,091	29,993	43,760	12,348	5,049	431
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47	$8.67
Value at end of period	$17.17	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47
Number of accumulation units outstanding at end of period	47,277	41,176	34,192	22,955	28,995	6,089	4,169	2,003	101
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84	$11.724
Value at end of period	$13.36	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84
Number of accumulation units outstanding at end of period	1,447,360	1,446,917	1,544,742	1,668,292	1,019,237	402,564	105,754	127,471	52,087	360,337
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15	$10.12
Value at end of period	$13.01	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15
Number of accumulation units outstanding at end of period	1,543,017	1,528,825	1,476,236	935,361	380,065	326,595	139,999

CFI 116

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.10	$13.30	$8.96	$11.64	$11.39	$10.75
Value at end of period	$15.66	$15.10	$13.30	$8.96	$11.64	$11.39
Number of accumulation units outstanding at end of period	41,940	45,393	40,136	3,810	3,174	2,124
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12	$10.86
Value at end of period	$15.98	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12
Number of accumulation units outstanding at end of period	307,996	295,059	266,776	148,197	277,474	167,215	107,969	51,419	13,179
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.53	$9.12	$7.38	$11.34	$10.84	$10.52
Value at end of period	$10.01	$10.53	$9.12	$7.38	$11.34	$10.84
Number of accumulation units outstanding at end of period	627,131	575,912	267,102	208,049	122,855	308
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.42	$13.04	$7.86	$11.20	$10.62	$10.04
Value at end of period	$15.21	$15.42	$13.04	$7.86	$11.20	$10.62
Number of accumulation units outstanding at end of period	27,820	29,775	21,994	2,870	370	9
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.90	$9.28	$7.45	$11.18	$11.94
Value at end of period	$10.31	$10.90	$9.28	$7.45	$11.18
Number of accumulation units outstanding at end of period	588,740	576,173	496,216	379,481	309,079
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.10	$12.58	$10.71
Value at end of period	$14.60	$14.10	$12.58
Number of accumulation units outstanding at end of period	12,223	3,631	4,704
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.11	$8.18	$6.11
Value at end of period	$9.29	$9.11	$8.18
Number of accumulation units outstanding at end of period	28,818	25,899	29,473
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.11	$11.87	$10.06
Value at end of period	$13.10	$13.11	$11.87
Number of accumulation units outstanding at end of period	3,591	4,431	4,201
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.09	$12.87	$11.42
Value at end of period	$15.63	$16.09	$12.87
Number of accumulation units outstanding at end of period	11,864	9,413	9,673
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.28	$8.27	$5.57
Value at end of period	$10.03	$10.28	$8.27
Number of accumulation units outstanding at end of period	1,901	1,511	211
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.02	$8.77	$6.98	$10.03
Value at end of period	$10.52	$11.02	$8.77	$6.98
Number of accumulation units outstanding at end of period	3,857	18,072	1,951	1,494

CFI 117

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03	$7.84
Value at end of period	$11.21	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03
Number of accumulation units outstanding at end of period	256,032	216,613	137,214	101,610	56,833	24,253	11,518	9,229	12,373	2,452
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96	$13.052
Value at end of period	$21.48	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96
Number of accumulation units outstanding at end of period	118,260	126,681	125,383	57,445	16,853	26,633	23,649	41,749	28,666	19,390
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.97	$10.83	$8.91	$12.27	$11.80	$10.95
Value at end of period	$11.81	$11.97	$10.83	$8.91	$12.27	$11.80
Number of accumulation units outstanding at end of period	76,463	115,518	89,970	24,589	29,776	1,170
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95	$10.95
Value at end of period	$11.38	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95
Number of accumulation units outstanding at end of period	246,227	231,501	151,115	11,054	23,517	7,747	37
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11	$11.11
Value at end of period	$11.35	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11
Number of accumulation units outstanding at end of period	233,305	186,691	140,234	10,473	15,911	4,364	41
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32	$11.37
Value at end of period	$11.30	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32
Number of accumulation units outstanding at end of period	190,326	152,792	112,069	12,259	7,940	2,319	1
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.57	$9.91
Value at end of period	$10.90	$11.57
Number of accumulation units outstanding at end of period	5,474	3,092
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.11	$11.12	$9.55	$11.54	$11.03	$10.30
Value at end of period	$12.08	$12.11	$11.12	$9.55	$11.54	$11.03
Number of accumulation units outstanding at end of period	32,990	34,806	14,482	5,294	227	67
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.12	$9.16	$7.67	$7.49
Value at end of period	$9.99	$10.12	$9.16	$7.67
Number of accumulation units outstanding at end of period	15,744	5,360	184	42
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27	$10.811
Value at end of period	$14.42	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27
Number of accumulation units outstanding at end of period	13,155	13,344	10,350	948	2,107	1,901	2,315	8,025	5,924	46,947
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03	$9.368
Value at end of period	$11.70	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03
Number of accumulation units outstanding at end of period	69,784	72,964	42,306	34,645	27,840	7,638	7,130	314,739	281,343	257,890
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88	$9.88
Value at end of period	$12.78	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88
Number of accumulation units outstanding at end of period	108,783	103,272	83,557	25,795	35,711	3,365	4,061	116,260	102,180	100,042

CFI 118

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98	$11.01
Value at end of period	$14.32	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98
Number of accumulation units outstanding at end of period	238,971	239,156	203,923	43,204	17,163	3,046	13
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47	$9.94
Value at end of period	$14.00	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47
Number of accumulation units outstanding at end of period	967,968	999,962	954,280	519,115	53,237	145,786	31,355
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01	$11.63
Value at end of period	$16.57	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01
Number of accumulation units outstanding at end of period	67,043	63,972	65,316	11,779	14,502	10,049	8,870	5,455	2,562
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06	$11.89
Value at end of period	$15.55	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06
Number of accumulation units outstanding at end of period	398,657	393,800	379,512	176,700	157,029	175,551	139,251	73,938	47,933	20,648
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.28	$12.63	$9.24	$18.42	$15.38	$13.14
Value at end of period	$12.44	$14.28	$12.63	$9.24	$18.42	$15.38
Number of accumulation units outstanding at end of period	14,397	22,442	19,594	12,132	6,125	368
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.96	$8.29	$6.31	$10.20
Value at end of period	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	814,704	754,143	628,074	504,315
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$9.53	$8.90	$6.77	$11.30	$11.10	$9.36
Value at end of period	$8.92	$9.53	$8.90	$6.77	$11.30	$11.10
Number of accumulation units outstanding at end of period	17,059	13,638	13,017	2,178	1,938	102
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.99	$11.74	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66	$11.034
Value at end of period	$11.21	$12.99	$11.74	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66
Number of accumulation units outstanding at end of period	188,646	187,327	160,006	84,039	3,779	17,274	15,547	23,225	24,938	22,923
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.34	$10.76	$10.23	$9.93
Value at end of period	$12.08	$11.34	$10.76	$10.23
Number of accumulation units outstanding at end of period	2,661	3,488	1,919	6
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.26	$10.75	$7.96
Value at end of period	$12.40	$12.26	$10.75
Number of accumulation units outstanding at end of period	1,804	1,060	386
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.26	$9.99	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25	$9.711
Value at end of period	$10.90	$11.26	$9.99	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25
Number of accumulation units outstanding at end of period	153,428	154,072	169,455	95,392	6,148	36,134	32,882	73,274	67,671	95,320

CFI 119

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.76	$12.31	$10.22
Value at end of period	$12.82	$13.76	$12.31
Number of accumulation units outstanding at end of period	260	119	32
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.57	$8.34	$6.93	$12.13	$10.90	$10.32	$9.55	$9.01	$7.00	$9.317
Value at end of period	$8.75	$9.57	$8.34	$6.93	$12.13	$10.90	$10.32	$9.55	$9.01	$7.00
Number of accumulation units outstanding at end of period	125,823	131,960	129,544	73,509	11,416	9,882	4,864	8,139	5,328	3,966
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42	$7.657
Value at end of period	$10.71	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42
Number of accumulation units outstanding at end of period	114,277	113,684	98,470	48,015	16,224	13,763	4,835	4,680	3,382	3,727
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70	$13.668
Value at end of period	$22.87	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70
Number of accumulation units outstanding at end of period	15	540	540	15	15	15	15	58,434	40,977	258,351
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92	$11.057
Value at end of period	$19.18	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92
Number of accumulation units outstanding at end of period	15	97	97	15	15	15	15	99,290	104,529	279,955
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.23	$18.86	$17.26
Value at end of period	$21.45	$20.23	$18.86
Number of accumulation units outstanding at end of period	0	161	161
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.73	$11.19	$9.24
Value at end of period	$11.98	$12.73	$11.19
Number of accumulation units outstanding at end of period	0	75	75
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98	$10.784
Value at end of period	$10.22	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98
Number of accumulation units outstanding at end of period	15	254	254	15	15	15	15	108,910	106,849	275,741
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.00	$7.36	$5.36	$8.77	$9.10
Value at end of period	$8.42	$9.00	$7.36	$5.36	$8.77
Number of accumulation units outstanding at end of period	28	1,076	44	37	28
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.36	$9.17	$6.49
Value at end of period	$11.08	$11.36	$9.17
Number of accumulation units outstanding at end of period	1,582	827	176
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41	$8.92
Value at end of period	$13.84	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41
Number of accumulation units outstanding at end of period	140,878	132,834	132,172	30,324	24,028	14,824	11,068	5,983	2,115
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.96	$9.00	$6.95	$11.45	$10.97
Value at end of period	$10.55	$10.96	$9.00	$6.95	$11.45
Number of accumulation units outstanding at end of period	20,287	16,146	11,996	8	66

CFI 120

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56	$11.27
Value at end of period	$14.93	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56
Number of accumulation units outstanding at end of period	52,508	48,340	47,849	11,891	7,278	1,223	371
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56	$22.15
Value at end of period	$65.66	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56
Number of accumulation units outstanding at end of period	47,575	60,124	61,858	20,675	22,189	6,159	4,533	111
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88	$15.58	$13.51	$11.51	$10.79
Value at end of period	$19.94	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88	$14.58	$13.51	$11.51
Number of accumulation units outstanding at end of period	0	165	165	0	0	0	0	28,121	13,110	5,754
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.63	$11.11	$8.15	$13.20	$13.45	$12.73
Value at end of period	$13.24	$13.63	$11.11	$8.15	$13.20	$13.45
Number of accumulation units outstanding at end of period	22,680	29,361	30,580	10,602	5,958	3,667
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84	$9.62
Value at end of period	$12.22	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84
Number of accumulation units outstanding at end of period	25,584	26,858	32,073	20,688	18,023	611	240	106
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98	$10.81
Value at end of period	$15.63	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98
Number of accumulation units outstanding at end of period	106,193	78,170	71,711	18,274	5,882	1,834	229
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.60	$9.21	$5.31	$12.78	$11.33
Value at end of period	$8.07	$10.60	$9.21	$5.31	$12.78
Number of accumulation units outstanding at end of period	8,482	13,250	11,567	5,300	12,579
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69	$9.92
Value at end of period	$14.38	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69
Number of accumulation units outstanding at end of period	18,551	23,361	22,810	6,545	2,145	613	263	63
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.36	$8.35	$5.47	$10.16
Value at end of period	$8.82	$10.36	$8.35	$5.47
Number of accumulation units outstanding at end of period	807	1,024	1,383	12
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49	$16.06
Value at end of period	$28.31	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49
Number of accumulation units outstanding at end of period	71,778	67,680	59,288	23,051	9,108	1,620	474	136
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.62	$9.96	$8.73	$9.84
Value at end of period	$11.23	$10.62	$9.96	$8.73
Number of accumulation units outstanding at end of period	21,749	18,186	12,569	783

CFI 121

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86	$9.97
Value at end of period	$12.76	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86
Number of accumulation units outstanding at end of period	482,682	476,942	422,408	119,542	92,758	25,591	9,507	4,320
THE HARTFORD CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.48	$9.59
Value at end of period	$9.67	$11.48
Number of accumulation units outstanding at end of period	17,888	16,540
THE HARTFORD DIVIDEND AND GROWTH FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.16	$9.29
Value at end of period	$11.19	$11.16
Number of accumulation units outstanding at end of period	2,485	4,159
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.93
Value at end of period	$8.77
Number of accumulation units outstanding at end of period	1,448
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.50	$8.46	$5.69	$10.52	$10.83
Value at end of period	$8.91	$10.50	$8.46	$5.69	$10.52
Number of accumulation units outstanding at end of period	8,551	10,341	7,389	1,375	853
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57	$10.85
Value at end of period	$13.96	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57
Number of accumulation units outstanding at end of period	815,582	788,983	559,973	318,946	158,868	46,024	14,776
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62	$10.17
Value at end of period	$14.34	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62
Number of accumulation units outstanding at end of period	116,294	130,643	93,492	29,736	9,575	790	65	23
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86	$10.31
Value at end of period	$12.69	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86
Number of accumulation units outstanding at end of period	217,067	197,389	177,188	40,223	22,702	1,909	501	109
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68	$16.71
Value at end of period	$23.38	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68
Number of accumulation units outstanding at end of period	50,866	50,018	45,701	2,998	5,107	2,697	890	156

CFI 122

Condensed Financial Information (continued)

TABLE 15

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.14	$13.00	$10.85
Value at end of period	$13.31	$14.14	$13.00
Number of accumulation units outstanding at end of period	2,569	826	58
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.11	$9.65	$8.05
Value at end of period	$10.83	$11.11	$9.65
Number of accumulation units outstanding at end of period	8,888	4,041	1,211
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.08	$9.94	$8.43
Value at end of period	$11.21	$11.08	$9.94
Number of accumulation units outstanding at end of period	36,413	1,702	1,653
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.24	$10.73	$10.21
Value at end of period	$12.62	$11.24	$10.73
Number of accumulation units outstanding at end of period	16,893	8,014	10
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.33	$13.50
Value at end of period	$15.25	$17.33
Number of accumulation units outstanding at end of period	1,274	373
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.44	$8.03	$5.78	$10.44
Value at end of period	$7.78	$8.44	$8.03	$5.78
Number of accumulation units outstanding at end of period	3,073	2,252	461	431
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.76
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	2,087
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.78	$12.64	$11.95
Value at end of period	$15.58	$15.78	$12.64
Number of accumulation units outstanding at end of period	3,539	1,150	13
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25	$10.598
Value at end of period	$13.36	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25
Number of accumulation units outstanding at end of period	46,603	47,040	78,696	86,795	97,790	115,155	145,181	171,058	58,483	32,527

CFI 123

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.20
Value at end of period	$9.49
Number of accumulation units outstanding at end of period	1,368
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.04	$7.83	$6.19	$8.97
Value at end of period	$8.52	$9.04	$7.83	$6.19
Number of accumulation units outstanding at end of period	9,477	3,916	2,079	13
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.78	$8.01	$6.10	$8.87
Value at end of period	$9.30	$9.78	$8.01	$6.10
Number of accumulation units outstanding at end of period	3,011	154	430	17
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49	$9.34
Value at end of period	$14.99	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49
Number of accumulation units outstanding at end of period	193,133	139,279	328,320	297,411	278,450	236,077	173,737	14,217
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28	$11.423
Value at end of period	$19.61	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28
Number of accumulation units outstanding at end of period	550,952	418,695	759,567	797,105	941,729	994,100	923,799	855,661	297,548	199,144
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81	$10.679
Value at end of period	$13.48	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81
Number of accumulation units outstanding at end of period	216,540	194,844	302,711	343,187	434,592	477,516	472,995	493,970	276,485	208,439
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32	$11.991
Value at end of period	$12.99	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32
Number of accumulation units outstanding at end of period	275,318	194,985	290,339	393,530	526,777	544,267	620,174	813,947	418,415	290,780
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65	$8.399
Value at end of period	$11.17	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65
Number of accumulation units outstanding at end of period	39,609	37,223	35,798	41,798	54,406	49,823	58,637	70,858	46,371	30,199
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30	$11.60
Value at end of period	$18.93	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30
Number of accumulation units outstanding at end of period	51,041	38,003	51,356	54,529	73,488	87,801	90,577	95,936	21,929	5,041
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.17	$8.10	$6.12	$9.21
Value at end of period	$8.93	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	89,927	13,970	22,733	10,065
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11	$9.51
Value at end of period	$17.83	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11
Number of accumulation units outstanding at end of period	9,845	5,971	4,767	14,960	18,907	34,265	34,192	25,835	9,750	43
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.13	$13.32	$11.15	$19.93	$17.23	$13.43	$11.73	$9.94
Value at end of period	$10.97	$14.13	$13.32	$11.15	$19.93	$17.23	$13.43	$11.73
Number of accumulation units outstanding at end of period	28,305	21,105	18,393	25,169	28,914	36,831	13,308	1,273

CFI 124

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BALANCED PORTFOLIO
Value at beginning of period	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05	$11.286
Value at end of period	$14.35	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05
Number of accumulation units outstanding at end of period	258,977	168,867	188,224	291,415	361,575	333,481	396,263	958,541	732,352	435,256
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72	$8.76
Value at end of period	$18.85	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72
Number of accumulation units outstanding at end of period	49,703	34,231	33,021	31,644	43,502	40,252	42,156	20,156	9,295	1,512
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.30	$11.58	$9.71	$13.71	$12.72	$11.25	$10.23
Value at end of period	$12.80	$12.30	$11.58	$9.71	$13.71	$12.72	$11.25
Number of accumulation units outstanding at end of period	15,130	9,486	9,253	10,863	81,170	22,179	3,414
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.28	$8.23	$6.35	$10.47	$10.69
Value at end of period	$9.10	$9.28	$8.23	$6.35	$10.47
Number of accumulation units outstanding at end of period	113,459	92,509	114,731	193,916	218,478
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.51	$4.68	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61	$4.476
Value at end of period	$4.90	$5.51	$4.68	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61
Number of accumulation units outstanding at end of period	57,394	41,264	142,664	121,347	189,110	253,575	253,811	268,681	97,529	45,733
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.30	$8.92	$6.71	$9.74
Value at end of period	$9.70	$10.30	$8.92	$6.71
Number of accumulation units outstanding at end of period	46,097	27,405	36,167	44,813
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.56	$8.31	$6.16	$10.08	$12.34	$10.20
Value at end of period	$11.48	$10.56	$8.31	$6.16	$10.08	$12.34
Number of accumulation units outstanding at end of period	31,572	21,428	18,557	16,290	17,287	15,513
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.42	$8.37	$6.76	$10.33	$10.20
Value at end of period	$10.07	$10.42	$8.37	$6.76	$10.33
Number of accumulation units outstanding at end of period	7,240	4,755	3,998	5,249	4,878
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73	$12.38
Value at end of period	$18.05	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73
Number of accumulation units outstanding at end of period	4,961	3,972	5,872	6,351	7,992	8,832	7,510	7,819	3,048
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.96	$12.52	$9.06	$14.99	$13.99	$11.87	$10.89
Value at end of period	$14.12	$15.96	$12.52	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	31,208	31,423	27,094	23,761	19,145	12,522	1,199
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15	$9.99
Value at end of period	$14.17	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15
Number of accumulation units outstanding at end of period	148,490	119,205	145,462	184,287	246,557	275,969	358,804

CFI 125

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.09	$10.84	$7.94	$13.54	$9.69
Value at end of period	$11.81	$13.09	$10.84	$7.94	$13.54
Number of accumulation units outstanding at end of period	107,397	88,393	110,615	111,388	132,275
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31	$8.467
Value at end of period	$9.92	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31
Number of accumulation units outstanding at end of period	788,909	545,563	549,968	743,352	1,200,881	1,310,593	1,507,404	1,973,731	1,655,663	1,243,825
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38	$10.753
Value at end of period	$12.26	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38
Number of accumulation units outstanding at end of period	275,989	226,176	381,827	427,312	449,198	580,790	665,283	765,777	261,291	216,543
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10	$15.011
Value at end of period	$24.16	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10
Number of accumulation units outstanding at end of period	114,053	105,531	148,139	158,219	224,125	270,615	303,738	315,250	139,628	93,138
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68	$11.229
Value at end of period	$17.54	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68
Number of accumulation units outstanding at end of period	61,094	62,317	63,494	71,338	123,641	181,030	183,735	172,604	61,911	39,601
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10	$12.174
Value at end of period	$18.82	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10
Number of accumulation units outstanding at end of period	130,162	110,443	367,914	411,319	366,287	436,561	423,773	536,525	295,020	184,031
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.07	$7.54	$5.94	$8.83
Value at end of period	$7.04	$8.07	$7.54	$5.94
Number of accumulation units outstanding at end of period	25,924	11,456	14,166	379
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04	$10.17
Value at end of period	$11.74	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04
Number of accumulation units outstanding at end of period	22,077	29,244	44,888	47,593	65,781	82,905	81,125	61,311	7,980	4,828
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34	$9.34
Value at end of period	$12.78	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34
Number of accumulation units outstanding at end of period	31,389	21,505	38,133	46,060	63,987	77,053	75,990	55,049	15,519	715
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08	$10.15
Value at end of period	$12.89	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08
Number of accumulation units outstanding at end of period	260,079	233,613	282,865	375,079	445,193	428,146	464,730
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08	$10.81
Value at end of period	$11.69	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08
Number of accumulation units outstanding at end of period	18,009	10,102	16,026	18,099	24,646	21,331	6,844
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45	$10.69
Value at end of period	$19.94	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45
Number of accumulation units outstanding at end of period	18,096	12,101	13,226	12,659	25,425	17,893	5,768

CFI 126

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20	$8.87
Value at end of period	$18.47	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20
Number of accumulation units outstanding at end of period	26,612	18,252	18,431	20,708	24,470	53,619	51,464	38,819	14,670	1,321
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34	$10.58
Value at end of period	$13.90	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34
Number of accumulation units outstanding at end of period	2,063	1,238	1,201	1,369	2,727	1,452	42
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	230,258
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.46	$7.14	$6.38	$9.20	$9.41
Value at end of period	$8.70	$8.46	$7.14	$6.38	$9.20
Number of accumulation units outstanding at end of period	353,126	129,660	149,889	169,128	301,113
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09	$8.46	$6.59	$10.23
Value at end of period	$9.88	$10.09	$8.46	$6.59
Number of accumulation units outstanding at end of period	17,894	13,967	4,064	3,312
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$15.33	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02	$11.03
Value at end of period	$15.46	$15.33	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02
Number of accumulation units outstanding at end of period	25,191	20,538	13,610	17,715	43,263	36,420	48,228	30,504	6,111
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.33	$15.35	$11.64	$18.81	$14.87	$11.45	$10.14
Value at end of period	$18.30	$17.33	$15.35	$11.64	$18.81	$14.87	$11.45
Number of accumulation units outstanding at end of period	20,715	13,702	15,936	18,545	33,199	20,127	10,300
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97	$7.19
Value at end of period	$17.08	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97
Number of accumulation units outstanding at end of period	50,269	5,907	6,677	8,901	9,444	7,995	6,144	7,440	2,202	16
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81	$11.703
Value at end of period	$13.27	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81
Number of accumulation units outstanding at end of period	1,268,414	1,072,504	1,141,077	1,104,773	1,333,041	1,145,843	791,902	729,218	568,367	436,910
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14	$10.12
Value at end of period	$12.95	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14
Number of accumulation units outstanding at end of period	502,985	443,653	515,307	618,431	851,113	982,910	1,034,639
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52	$10.27
Value at end of period	$15.61	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52
Number of accumulation units outstanding at end of period	22,854	19,877	22,140	19,366	17,645	15,288	5,419

CFI 127

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76	$10.20
Value at end of period	$15.90	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76
Number of accumulation units outstanding at end of period	114,841	87,961	100,325	90,948	84,244	152,071	124,219	82,791	24,375	3,622
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.50	$9.11	$7.37	$11.33	$10.83	$9.83
Value at end of period	$9.98	$10.50	$9.11	$7.37	$11.33	$10.83
Number of accumulation units outstanding at end of period	14,994	13,630	10,548	8,355	39,398	8,424
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.38	$13.01	$7.84	$11.19	$10.61	$9.90
Value at end of period	$15.16	$15.38	$13.01	$7.84	$11.19	$10.61
Number of accumulation units outstanding at end of period	19,629	8,524	9,066	2,290	2,824	1,562
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.88	$9.27	$7.44	$11.17	$10.64	$9.59
Value at end of period	$10.28	$10.88	$9.27	$7.44	$11.17	$10.64
Number of accumulation units outstanding at end of period	65,957	45,712	85,668	95,970	80,831	969
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.09	$12.58	$10.71
Value at end of period	$14.58	$14.09	$12.58
Number of accumulation units outstanding at end of period	4,496	3,183	2,214
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.10	$8.17	$6.65	$9.18
Value at end of period	$9.27	$9.10	$8.17	$6.65
Number of accumulation units outstanding at end of period	9,022	2,987	3,627	175
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.10	$11.87	$10.06
Value at end of period	$13.08	$13.10	$11.87
Number of accumulation units outstanding at end of period	1,868	719	404
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.08	$12.86	$11.42
Value at end of period	$15.61	$16.08	$12.86
Number of accumulation units outstanding at end of period	7,585	6,058	5,337
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.27	$8.26	$5.94	$10.15
Value at end of period	$10.01	$10.27	$8.26	$5.94
Number of accumulation units outstanding at end of period	1,933	1,287	961	37
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.00	$8.77	$6.97	$9.16
Value at end of period	$10.50	$11.00	$8.77	$6.97
Number of accumulation units outstanding at end of period	7,843	6,568	1,129	234
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02	$6.79
Value at end of period	$11.15	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02
Number of accumulation units outstanding at end of period	20,726	10,359	4,911	5,512	8,124	10,349	4,285	14,064	6,540	97

CFI 128

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93	$13.029
Value at end of period	$21.34	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93
Number of accumulation units outstanding at end of period	98,335	89,391	94,326	103,891	152,271	178,677	204,020	279,249	124,415	68,464
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72	$10.46
Value at end of period	$11.77	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72
Number of accumulation units outstanding at end of period	66,706	40,744	48,449	88,111	44,810	5,274	326
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95	$10.72
Value at end of period	$11.34	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95
Number of accumulation units outstanding at end of period	109,927	77,216	103,007	166,859	75,727	23,475	200
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11	$10.51
Value at end of period	$11.31	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11
Number of accumulation units outstanding at end of period	163,242	66,397	63,674	144,871	71,265	12,390	360
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32	$10.88
Value at end of period	$11.26	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32
Number of accumulation units outstanding at end of period	102,906	94,420	82,415	108,425	42,156	3,580	3,878
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.56	$9.62
Value at end of period	$10.89	$11.56
Number of accumulation units outstanding at end of period	1,607	41
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.59	$8.57	$6.94	$9.12
Value at end of period	$9.29	$9.59	$8.57	$6.94
Number of accumulation units outstanding at end of period	3,971	4,076	6,279	5,382
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34	$10.19
Value at end of period	$12.03	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34
Number of accumulation units outstanding at end of period	15,551	7,640	5,121	12,606	3,236	446	14
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.11	$9.16	$7.66	$9.34
Value at end of period	$9.97	$10.11	$9.16	$7.66
Number of accumulation units outstanding at end of period	7,419	5,530	6,851	2,162
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25	$10.791
Value at end of period	$14.32	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25
Number of accumulation units outstanding at end of period	27,255	22,439	30,448	38,507	55,720	63,261	72,425	78,485	54,391	39,383
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01	$9.352
Value at end of period	$11.62	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01
Number of accumulation units outstanding at end of period	75,884	66,109	76,887	114,956	131,147	181,504	187,474	176,297	115,951	44,530

CFI 129

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86	$9.862
Value at end of period	$12.69	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86
Number of accumulation units outstanding at end of period	70,693	57,253	84,892	111,873	138,468	169,717	155,405	123,947	81,971	56,940
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97	$10.45
Value at end of period	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97
Number of accumulation units outstanding at end of period	204,331	75,997	109,672	79,771	62,240	60,959	10,860
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46	$9.94
Value at end of period	$13.94	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46
Number of accumulation units outstanding at end of period	285,785	236,589	244,911	320,540	427,747	564,689	607,348
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00	$12.20
Value at end of period	$16.50	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00
Number of accumulation units outstanding at end of period	38,154	32,718	28,514	29,594	43,509	49,026	48,013	28,422	4
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04	$11.868
Value at end of period	$15.44	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04
Number of accumulation units outstanding at end of period	168,572	155,494	215,962	250,548	303,391	331,352	341,897	432,105	215,591	151,073
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48	$11.18
Value at end of period	$12.40	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48
Number of accumulation units outstanding at end of period	9,507	4,034	5,628	7,282	9,438	6,034	1,837
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.95	$8.28	$6.31	$10.20
Value at end of period	$7.82	$8.95	$8.28	$6.31
Number of accumulation units outstanding at end of period	210,242	199,699	227,497	243,351
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.50	$8.88	$6.76	$11.29	$11.10	$9.41
Value at end of period	$8.90	$9.50	$8.88	$6.76	$11.29	$11.10
Number of accumulation units outstanding at end of period	3,628	2,071	2,600	1,998	1,556	418
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.91	$11.67	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64	$11.014
Value at end of period	$11.14	$12.91	$11.67	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64
Number of accumulation units outstanding at end of period	56,455	48,364	60,123	82,622	157,173	151,622	202,063	271,878	192,733	159,492
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.33	$10.75	$10.22	$9.92
Value at end of period	$12.06	$11.33	$10.75	$10.22
Number of accumulation units outstanding at end of period	17,353	9,822	2,550	9
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.19	$9.93	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23	$9.694
Value at end of period	$10.82	$11.19	$9.93	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23
Number of accumulation units outstanding at end of period	81,802	69,470	98,232	117,323	155,496	165,287	180,298	207,964	135,423	111,297

CFI 130

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.75	$12.31	$11.00
Value at end of period	$12.80	$13.75	$12.31
Number of accumulation units outstanding at end of period	5,341	1,819	56
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.51	$8.29	$6.90	$12.08	$10.86	$10.29	$9.52	$8.99	$6.99	$9.305
Value at end of period	$8.70	$9.51	$8.29	$6.90	$12.08	$10.86	$10.29	$9.52	$8.99	$6.99
Number of accumulation units outstanding at end of period	37,129	33,581	37,225	53,838	65,751	79,449	47,620	57,773	37,538	25,008
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41	$7.646
Value at end of period	$10.64	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41
Number of accumulation units outstanding at end of period	49,666	35,048	41,661	62,975	93,939	103,955	69,589	67,047	54,466	42,490
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67	$13.643
Value at end of period	$22.71	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67
Number of accumulation units outstanding at end of period	7	1	143	120	747	434	426	483,684	201,194	160,711
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90	$11.037
Value at end of period	$19.05	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90
Number of accumulation units outstanding at end of period	728	818	943	1,027	1,368	1,497	1,635	799,977	506,569	389,399
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03	$11.879
Value at end of period	$21.31	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03
Number of accumulation units outstanding at end of period	768	537	602	605	595	410	376	239,642	177,586	149,896
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48	$10.10	$7.72	$10.58
Value at end of period	$11.90	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48	$10.10	$7.72
Number of accumulation units outstanding at end of period	964	1,000	971	1,142	1,056	1,033	1,003	605,402	404,628	351,428
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96	$10.764
Value at end of period	$10.15	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96
Number of accumulation units outstanding at end of period	946	916	1,045	1,086	1,335	1,736	1,889	1,004,141	599,951	525,469
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.98	$7.35	$5.35	$5.84
Value at end of period	$8.40	$8.98	$7.35	$5.35
Number of accumulation units outstanding at end of period	678	297	307	44
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.35	$9.16	$7.18	$6.63
Value at end of period	$11.06	$11.35	$9.16	$7.18
Number of accumulation units outstanding at end of period	3,755	1,196	369	7
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39	$9.55
Value at end of period	$13.77	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39
Number of accumulation units outstanding at end of period	84,098	44,088	51,979	59,386	103,690	120,995	114,100	69,460	18,241	3,206
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.93	$8.98	$6.94	$11.44	$10.73	$9.73
Value at end of period	$10.52	$10.93	$8.98	$6.94	$11.44	$10.73
Number of accumulation units outstanding at end of period	9,711	19,524	5,321	3,092	1,589	110

CFI 131

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36	$9.96
Value at end of period	$14.87	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36
Number of accumulation units outstanding at end of period	27,032	25,351	29,281	30,287	33,478	43,556	18,482	14,558
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50	$20.45
Value at end of period	$65.29	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50
Number of accumulation units outstanding at end of period	55,322	41,715	91,719	87,308	92,334	132,434	99,399	14,676
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13	$14.388
Value at end of period	$22.64	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13
Number of accumulation units outstanding at end of period	3,169	3,210	3,320	3,312	3,477	1,889	3,397	340,029	157,387	60,038
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49	$10.767
Value at end of period	$19.80	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49
Number of accumulation units outstanding at end of period	3,613	3,607	3,648	3,648	3,648	3,714	3,714	81,307	28,496	9,372
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77	$10.98
Value at end of period	$13.19	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77
Number of accumulation units outstanding at end of period	10,229	5,766	5,506	6,550	5,173	5,910	1,039
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82	$9.82
Value at end of period	$12.15	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82
Number of accumulation units outstanding at end of period	40,604	15,643	276,306	244,187	235,814	231,678	192,281	21,085
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82	$10.15
Value at end of period	$15.57	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82
Number of accumulation units outstanding at end of period	138,385	73,349	66,791	65,949	40,896	116,096	76,173	32,096
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.58	$9.20	$5.30	$12.78	$10.35
Value at end of period	$8.05	$10.58	$9.20	$5.30	$12.78
Number of accumulation units outstanding at end of period	21,191	12,172	17,409	10,358	29,479
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69	$9.97
Value at end of period	$14.33	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69
Number of accumulation units outstanding at end of period	44,951	11,512	11,165	16,192	24,388	22,875	17,785	11,737
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.35	$8.34	$5.47	$8.73
Value at end of period	$8.81	$10.35	$8.34	$5.47
Number of accumulation units outstanding at end of period	12,153	5,036	2,558	1,353
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46	$15.10
Value at end of period	$28.16	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46
Number of accumulation units outstanding at end of period	93,201	61,322	68,133	63,946	45,480	66,512	38,203	7,507

CFI 132

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.60	$9.96	$8.73	$9.99
Value at end of period	$11.21	$10.60	$9.96	$8.73
Number of accumulation units outstanding at end of period	4,494	4,938	1,829	762
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86	$9.65
Value at end of period	$12.71	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86
Number of accumulation units outstanding at end of period	365,512	224,794	430,521	419,556	373,683	333,928	262,097	66,111
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.80
Value at end of period	$8.76
Number of accumulation units outstanding at end of period	1,736
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.48	$8.45	$5.68	$10.52	$10.05
Value at end of period	$8.89	$10.48	$8.45	$5.68	$10.52
Number of accumulation units outstanding at end of period	13,934	7,376	8,064	6,649	5,410
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45	$10.21
Value at end of period	$13.91	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45
Number of accumulation units outstanding at end of period	43,282	64,885	66,124	60,884	51,124	39,537	14,624	5,665
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62	$10.13
Value at end of period	$14.29	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62
Number of accumulation units outstanding at end of period	26,400	29,556	63,317	45,113	40,191	59,963	20,205	8,866
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86	$9.76
Value at end of period	$12.64	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86
Number of accumulation units outstanding at end of period	145,138	80,860	79,484	86,040	113,992	136,031	84,393	23,930
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64	$15.80
Value at end of period	$23.25	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64
Number of accumulation units outstanding at end of period	69,375	21,192	28,496	29,936	38,258	60,044	39,317	16,063

TABLE 16
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.13	$13.00	$12.14
Value at end of period	$13.29	$14.13	$13.00
Number of accumulation units outstanding at end of period	6,117	4,297	3,577

CFI 133

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.10	$9.65	$7.89
Value at end of period	$10.81	$11.10	$9.65
Number of accumulation units outstanding at end of period	231,386	151,347	76,424
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.07	$9.94	$8.26
Value at end of period	$11.20	$11.07	$9.94
Number of accumulation units outstanding at end of period	536,141	477,897	251,187
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.23	$10.73	$10.18
Value at end of period	$12.60	$11.23	$10.73
Number of accumulation units outstanding at end of period	142,894	80,968	24,428
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$17.24	$14.00
Value at end of period	$15.17	$17.24
Number of accumulation units outstanding at end of period	2,131	1,129
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.43	$8.02	$4.53
Value at end of period	$7.76	$8.43	$8.02
Number of accumulation units outstanding at end of period	3,213	2,918	3,232
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.75	$10.06
Value at end of period	$10.90	$11.75
Number of accumulation units outstanding at end of period	5,735	3,546
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.77	$12.52
Value at end of period	$15.55	$15.77
Number of accumulation units outstanding at end of period	9,255	7,031
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22	$10.579
Value at end of period	$13.26	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22
Number of accumulation units outstanding at end of period	38,898	39,321	44,680	63,655	99,844	106,689	150,106	144,238	93,436	80,766
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.80
Value at end of period	$9.49
Number of accumulation units outstanding at end of period	4,235
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.03	$7.83	$6.19	$8.95
Value at end of period	$8.51	$9.03	$7.83	$6.19
Number of accumulation units outstanding at end of period	32,254	20,773	17,563	14,042
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.77	$8.01	$6.10	$6.32
Value at end of period	$9.28	$9.77	$8.01	$6.10
Number of accumulation units outstanding at end of period	6,347	1,954	1,120	1,334

CFI 134

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49	$9.76
Value at end of period	$14.94	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49
Number of accumulation units outstanding at end of period	1,019,992	1,060,345	1,022,503	953,034	92,027	100,140	63,726	24,396
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26	$11.403
Value at end of period	$19.48	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26
Number of accumulation units outstanding at end of period	1,137,377	1,151,653	1,158,332	1,521,977	826,574	1,035,000	875,083	779,690	602,509	483,725
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79	$10.66
Value at end of period	$13.39	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79
Number of accumulation units outstanding at end of period	259,928	254,136	280,525	460,360	360,973	518,776	459,602	789,313	454,343	295,154
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30	$11.969
Value at end of period	$12.90	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30
Number of accumulation units outstanding at end of period	241,559	263,349	280,771	639,981	396,388	584,248	961,412	1,072,839	748,473	599,168
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63	$8.384
Value at end of period	$11.10	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63
Number of accumulation units outstanding at end of period	42,893	55,195	52,510	84,326	73,787	79,607	40,421	45,057	29,083	9,160
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29	$10.14
Value at end of period	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	188,458	139,851	136,278	164,813	33,243	38,569	24,593	20,723	15,642	5,223
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.16	$8.10	$6.12	$9.21
Value at end of period	$8.92	$9.16	$8.10	$6.12
Number of accumulation units outstanding at end of period	204,466	203,522	152,685	82,595
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$7.77
Value at end of period	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91
Number of accumulation units outstanding at end of period	30,202	22,573	27,781	32,019	3,326	5,263	4,552	3,893	172
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.08	$13.28	$11.13	$19.89	$17.21	$13.42	$11.49
Value at end of period	$10.93	$14.08	$13.28	$11.13	$19.89	$17.21	$13.42
Number of accumulation units outstanding at end of period	57,273	62,116	81,328	138,663	9,774	8,063	416
ING BALANCED PORTFOLIO
Value at beginning of period	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03	$11.266
Value at end of period	$14.25	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03
Number of accumulation units outstanding at end of period	254,305	333,810	343,744	604,119	434,958	608,169	755,450	822,427	473,075	402,962
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$10.02
Value at end of period	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	183,781	185,378	183,225	170,721	15,477	25,932	18,118	11,693	3,532	921
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24	$10.71
Value at end of period	$12.76	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	27,944	27,670	37,738	34,264	2,698	5,436	7

CFI 135

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.26	$8.22	$6.34	$10.46	$10.69
Value at end of period	$9.08	$9.26	$8.22	$6.34	$10.46
Number of accumulation units outstanding at end of period	81,396	88,140	89,341	283,824	145,956
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.48	$4.66	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61	$4.472
Value at end of period	$4.87	$5.48	$4.66	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61
Number of accumulation units outstanding at end of period	284,725	257,564	205,833	228,909	103,478	182,139	208,991	209,456	150,698	99,345
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.29	$8.91	$6.71	$9.74
Value at end of period	$9.68	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	151,285	131,857	193,885	233,095
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.53	$8.29	$6.15	$10.07	$12.34	$10.51
Value at end of period	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	179,483	138,998	106,008	94,090	12,392	11,100
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.39	$8.36	$6.75	$10.32	$10.10	$8.96
Value at end of period	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	31,397	24,922	16,986	8,908	0	487
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97	$12.14
Value at end of period	$17.96	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97
Number of accumulation units outstanding at end of period	35,214	33,519	24,340	30,407	2,366	1,959	1,352	2,786	2,753	294
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86	$11.47
Value at end of period	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	216,068	222,751	137,504	103,266	2,553	4,123	2,711
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14	$9.89
Value at end of period	$14.11	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14
Number of accumulation units outstanding at end of period	311,904	336,525	339,095	395,254	209,431	244,612	375,989
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.06	$10.82	$7.93	$13.54	$9.69
Value at end of period	$11.78	$13.06	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	300,929	269,124	262,130	337,277	95,712
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.93	$14.92
Value at end of period	$15.92	$14.93
Number of accumulation units outstanding at end of period	451	451
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29	$8.451
Value at end of period	$9.86	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29
Number of accumulation units outstanding at end of period	1,303,429	1,393,253	1,179,196	1,949,572	1,659,305	2,472,117	2,464,740	3,949,110	2,493,572	2,473,992

CFI 136

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36	$10.733
Value at end of period	$12.17	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36
Number of accumulation units outstanding at end of period	470,982	541,294	650,196	842,036	573,015	837,326	1,143,349	1,294,852	868,786	624,067
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07	$14.984
Value at end of period	$24.00	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07
Number of accumulation units outstanding at end of period	244,990	264,333	282,192	406,073	239,802	327,732	295,305	442,115	200,049	128,488
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66	$11.209
Value at end of period	$17.42	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66
Number of accumulation units outstanding at end of period	117,831	126,032	133,955	186,984	151,646	235,604	233,764	210,974	133,344	75,207
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.00	$12.88
Value at end of period	$13.01	$13.00
Number of accumulation units outstanding at end of period	32,327	33
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.71	$13.30
Value at end of period	$13.40	$13.71
Number of accumulation units outstanding at end of period	2,777	2,028
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.13	$13.98
Value at end of period	$13.57	$14.13
Number of accumulation units outstanding at end of period	1,529	210
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.57	$13.97
Value at end of period	$13.87	$14.57
Number of accumulation units outstanding at end of period	248	34
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07	$12.152
Value at end of period	$18.69	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07
Number of accumulation units outstanding at end of period	349,205	350,087	315,118	373,089	309,498	367,108	520,906	563,725	300,265	306,789
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.06	$7.53	$5.94	$8.33
Value at end of period	$7.03	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	94,695	90,876	90,419	2,270
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.564
Value at end of period	$11.68	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03
Number of accumulation units outstanding at end of period	50,847	81,607	71,956	79,305	48,074	45,801	94,299	390,090	94,157	69,184
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$9.53
Value at end of period	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	173,061	197,947	316,125	391,247	55,791	98,981	88,490	74,285	28,893	6,478
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07	$10.24
Value at end of period	$12.83	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07
Number of accumulation units outstanding at end of period	411,802	467,086	546,167	855,619	619,911	958,188	718,791

CFI 137

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08	$10.16
Value at end of period	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	90,259	82,935	64,296	69,651	1,531	8,864	4,812
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45	$10.92
Value at end of period	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	12,573	10,438	7,844	31,688	8,604	11,402	5,360
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20	$9.09
Value at end of period	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	78,124	73,277	101,952	108,133	9,523	13,388	19,887	7,011	127	576
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33	$10.66
Value at end of period	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	14,260	6,007	1,062	8,400	745	2,574	6
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	254,191
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.44	$7.13	$6.37	$9.19	$9.40
Value at end of period	$8.67	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	837,575	548,434	594,344	864,613	70,920
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08	$8.45	$6.59	$10.23
Value at end of period	$9.86	$10.08	$8.45	$6.59
Number of accumulation units outstanding at end of period	24,599	27,934	15,883	20,525
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.27	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02	$11.58
Value at end of period	$15.40	$15.27	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02
Number of accumulation units outstanding at end of period	51,632	48,757	48,691	47,571	12,278	12,869	9,980	6,296	236
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45	$10.11
Value at end of period	$18.24	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	91,344	69,789	73,485	101,396	13,079	7,192	71
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97	$6.85
Value at end of period	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	149,790	69,771	50,647	75,661	9,272	7,509	3,989	2,680	2,104	427
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78	$11.682
Value at end of period	$13.18	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78
Number of accumulation units outstanding at end of period	935,309	899,211	970,300	1,480,503	440,028	534,137	649,862	629,605	317,874	374,628

CFI 138

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13	$10.35
Value at end of period	$12.88	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13
Number of accumulation units outstanding at end of period	902,391	998,274	1,132,254	1,740,358	1,337,575	1,839,329	1,000,436
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52	$10.36
Value at end of period	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	23,504	41,094	5,699	8,147	814	2,230	7
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75	$10.09
Value at end of period	$15.82	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	751,854	583,214	397,514	221,434	66,542	82,834	70,060	65,092	55,353	47,380
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.48	$9.09	$7.36	$11.32	$10.83	$9.75
Value at end of period	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	44,307	46,557	28,032	27,694	5,966	1,004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.34	$12.99	$7.83	$11.18	$10.61	$10.05
Value at end of period	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	34,580	29,807	19,798	16,238	784	23
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.85	$9.25	$7.43	$11.16	$10.63	$9.40
Value at end of period	$10.25	$10.85	$9.25	$7.43	$11.16	$10.63
Number of accumulation units outstanding at end of period	277,835	300,949	306,000	360,540	60,557	510
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.08	$12.58	$10.71
Value at end of period	$14.56	$14.08	$12.58
Number of accumulation units outstanding at end of period	2,752	3,093	2,646
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.09	$8.16	$6.65	$9.13
Value at end of period	$9.25	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	37,050	21,744	32,908	5,301
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.09	$11.87	$10.06
Value at end of period	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	2,364	3,041	1,212
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.06	$12.86	$11.42
Value at end of period	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	3,857	4,865	5,307
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.26	$8.25	$5.93	$9.30
Value at end of period	$9.99	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	14,155	17,921	6,650	2,501

CFI 139

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.99	$8.76	$6.97	$10.28
Value at end of period	$10.48	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	9,278	5,896	3,164	3,258
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02	$5.02
Value at end of period	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	16,464	19,422	17,400	26,986	6,510	7,429	65,857	52,533	1,594	62
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91	$13.005
Value at end of period	$21.19	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91
Number of accumulation units outstanding at end of period	174,448	187,959	192,450	256,520	181,163	254,506	337,873	522,075	389,816	303,005
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72	$10.37
Value at end of period	$11.73	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	390,865	331,833	247,572	135,591	6,685	74,167	30,296
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94	$10.47
Value at end of period	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	475,412	475,988	334,408	226,390	431	54,161	8,933
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10	$10.84
Value at end of period	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10
Number of accumulation units outstanding at end of period	417,112	303,106	191,834	67,801	1,449	34,728	21,510
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31	$10.68
Value at end of period	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31
Number of accumulation units outstanding at end of period	150,928	102,886	64,778	53,974	1,595	21,098	3,675
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.56	$10.15
Value at end of period	$10.89	$11.56
Number of accumulation units outstanding at end of period	2,633	49
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.58	$8.56	$6.22
Value at end of period	$9.27	$9.58	$8.56
Number of accumulation units outstanding at end of period	15,838	11,925	7,711
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34	$10.12
Value at end of period	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34
Number of accumulation units outstanding at end of period	45,297	28,965	17,153	7,502	5,311	4,759	803
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.10	$9.15	$7.28
Value at end of period	$9.95	$10.10	$9.15
Number of accumulation units outstanding at end of period	9,693	7,405	4,544

CFI 140

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23	$10.772
Value at end of period	$14.23	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23
Number of accumulation units outstanding at end of period	76,761	88,434	103,068	62,489	52,302	52,965	87,089	88,761	50,090	41,646
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99	$9.335
Value at end of period	$11.54	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99
Number of accumulation units outstanding at end of period	181,460	157,737	127,113	107,713	145,102	190,981	196,972	262,632	220,664	196,708
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84	$9.845
Value at end of period	$12.60	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84
Number of accumulation units outstanding at end of period	215,823	200,997	163,277	108,882	153,565	188,886	217,838	291,049	164,824	152,277
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97	$10.39
Value at end of period	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	2,868,974	2,599,970	2,125,620	1,635,362	30,674	24,334	7,319
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44	$10.19
Value at end of period	$13.87	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44
Number of accumulation units outstanding at end of period	274,802	291,041	304,509	632,228	402,625	726,267	597,868
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83	$13.12
Value at end of period	$16.43	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83
Number of accumulation units outstanding at end of period	50,329	40,795	31,298	39,616	9,373	15,941	9,686	5,926
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02	$11.847
Value at end of period	$15.34	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02
Number of accumulation units outstanding at end of period	158,893	174,503	174,569	347,979	340,260	439,098	536,029	504,970	331,183	289,027
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47	$11.20
Value at end of period	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	30,539	25,851	22,212	19,952	4,331	1,500	16
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.94	$8.27	$6.31	$10.20
Value at end of period	$7.81	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	105,300	122,763	108,190	187,579
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.48	$8.87	$6.75	$11.28	$11.10	$9.70
Value at end of period	$8.87	$9.48	$8.87	$6.75	$11.28	$11.10
Number of accumulation units outstanding at end of period	8,697	9,110	17,591	23,634	2,428	913
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.83	$11.60	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62	$10.995
Value at end of period	$11.06	$12.83	$11.60	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62
Number of accumulation units outstanding at end of period	103,688	111,730	113,352	181,450	78,020	112,115	100,646	218,187	143,878	127,395
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.31	$10.74	$10.22	$9.75
Value at end of period	$12.04	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	29,210	7,470	14,755	17

CFI 141

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.18	$10.69	$8.54	$13.68	$13.09	$12.26
Value at end of period	$12.30	$12.18	$10.69	$8.54	$13.68	$13.09
Number of accumulation units outstanding at end of period	2,966	2,525	1,798	1,573	1,266	123
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.12	$9.87	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21	$9.676
Value at end of period	$10.75	$11.12	$9.87	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21
Number of accumulation units outstanding at end of period	105,740	106,653	102,822	200,877	172,991	214,135	181,079	230,728	168,816	139,706
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.74	$12.30	$10.15
Value at end of period	$12.79	$13.74	$12.30
Number of accumulation units outstanding at end of period	1,408	1,250	420
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.46	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292
Value at end of period	$8.64	$9.46	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98
Number of accumulation units outstanding at end of period	42,457	38,890	37,250	69,733	26,140	40,655	51,713	42,250	20,975	20,470
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636
Value at end of period	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40
Number of accumulation units outstanding at end of period	50,550	58,781	68,830	96,142	45,949	61,296	37,373	50,383	54,338	52,557
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65	$13.618
Value at end of period	$22.56	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65
Number of accumulation units outstanding at end of period	0	0	0	531	15	16	16	807,821	557,555	467,095
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.34	$15.48	$10.77	$18.84
Value at end of period	$18.92	$19.34	$15.48	$10.77
Number of accumulation units outstanding at end of period	0	0	0	187
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.98	$18.64	$16.59	$15.86
Value at end of period	$21.16	$19.98	$18.64	$16.59
Number of accumulation units outstanding at end of period	0	0	0	163
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.77	$10.24	$7.49	$13.38
Value at end of period	$10.08	$11.77	$10.24	$7.49
Number of accumulation units outstanding at end of period	0	0	0	893
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.97	$7.34	$5.35	$7.86
Value at end of period	$8.38	$8.97	$7.34	$5.35
Number of accumulation units outstanding at end of period	11,345	9,317	5,191	228
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.33	$9.15	$7.17	$10.15
Value at end of period	$11.04	$11.33	$9.15	$7.17
Number of accumulation units outstanding at end of period	25,922	9,778	5,763	613
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38	$9.15
Value at end of period	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	70,963	76,682	91,267	161,695	35,304	87,225	70,787	48,903	34,280	33,156

CFI 142

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.91	$8.97	$6.93	$11.43	$10.73	$10.15
Value at end of period	$10.49	$10.91	$8.97	$6.93	$11.43	$10.73
Number of accumulation units outstanding at end of period	22,037	25,975	9,317	12,402	795	315
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36	$10.00
Value at end of period	$14.82	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36
Number of accumulation units outstanding at end of period	209,691	182,528	157,056	143,930	17,773	32,356	25,983	8,872
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43	$21.77
Value at end of period	$64.92	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43
Number of accumulation units outstanding at end of period	62,433	37,414	23,489	50,290	29,447	40,217	17,101	5,798
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76	$11.70
Value at end of period	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	26,613	20,029	11,765	17,774	2,305	2,642	1
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80	$9.70
Value at end of period	$12.08	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80
Number of accumulation units outstanding at end of period	118,829	125,495	134,973	133,781	40,526	49,546	112,406	45,236
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82	$10.32
Value at end of period	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	1,010,347	1,006,391	649,055	226,276	24,448	27,157	8,155	3,233
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.56	$9.18	$5.30	$12.77	$11.79
Value at end of period	$8.03	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	315,424	422,577	307,385	171,417	7,999
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68	$9.99
Value at end of period	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	37,999	22,202	13,133	19,205	7,703	4,437	1,654	901
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.34	$8.33	$5.47	$8.62
Value at end of period	$8.79	$10.34	$8.33	$5.47
Number of accumulation units outstanding at end of period	31,236	24,783	17,078	2,087
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43	$14.98
Value at end of period	$28.02	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43
Number of accumulation units outstanding at end of period	891,261	830,034	638,292	538,148	16,759	13,061	3,353	680
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.59	$9.95	$8.72	$9.68
Value at end of period	$11.19	$10.59	$9.95	$8.72
Number of accumulation units outstanding at end of period	43,442	44,391	24,855	20,905

CFI 143

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85	$9.98
Value at end of period	$12.67	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85
Number of accumulation units outstanding at end of period	1,226,026	1,276,694	1,206,365	1,259,861	154,046	242,446	205,278	82,378
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.81
Value at end of period	$8.76
Number of accumulation units outstanding at end of period	48,109
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.46	$8.44	$5.68	$10.51	$10.82
Value at end of period	$8.87	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	301,787	272,508	187,427	141,152	2,831
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45	$9.89
Value at end of period	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	347,803	335,315	229,138	234,335	15,528	13,490	2,892	109
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61	$9.57
Value at end of period	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	126,160	102,862	49,093	73,554	14,060	21,033	21,027	1,281
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85	$10.03
Value at end of period	$12.60	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85
Number of accumulation units outstanding at end of period	161,192	163,118	185,005	284,358	97,637	145,840	103,342	39,974
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60	$16.34
Value at end of period	$23.12	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60
Number of accumulation units outstanding at end of period	127,424	151,883	174,732	204,611	9,566	20,013	14,439	3,304

TABLE 17
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.12	$12.99	$9.96
Value at end of period	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	1,424	2,218	1,813
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.08	$9.64	$7.87
Value at end of period	$10.79	$11.08	$9.64
Number of accumulation units outstanding at end of period	29,214	45,564	28,841

CFI 144

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.05	$9.93	$8.38
Value at end of period	$11.18	$11.05	$9.93
Number of accumulation units outstanding at end of period	74,525	86,108	54,964
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.22	$10.73	$10.08
Value at end of period	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	88,785	53,698	46,604
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.16	$14.35
Value at end of period	$15.09	$17.16
Number of accumulation units outstanding at end of period	3,313	4,218
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.41	$8.01	$5.77	$10.43
Value at end of period	$7.74	$8.41	$8.01	$5.77
Number of accumulation units outstanding at end of period	12,104	13,638	13,361	326
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.75	$10.05
Value at end of period	$10.89	$11.75
Number of accumulation units outstanding at end of period	10,537	12,839
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.75	$12.63	$11.09
Value at end of period	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	10,240	4,782	567
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69	$11.116
Value at end of period	$13.87	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69
Number of accumulation units outstanding at end of period	74,785	94,091	99,478	100,176	114,927	121,471	120,740	136,946	198,552	185,197
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.84
Value at end of period	$9.48
Number of accumulation units outstanding at end of period	7,373
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.02	$7.82	$6.19	$8.83
Value at end of period	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	18,840	22,093	15,905	8,256
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.76	$8.00	$6.10	$8.95
Value at end of period	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	7,795	16,671	14,223	1,033
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48	$9.48
Value at end of period	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48
Number of accumulation units outstanding at end of period	401,720	543,311	603,193	571,657	666,503	1,224,388	951,422	295,308

CFI 145

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25	$12.514
Value at end of period	$21.27	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25
Number of accumulation units outstanding at end of period	1,219,477	1,443,747	1,606,596	1,739,497	2,132,075	3,361,869	3,216,297	2,927,046	2,600,443	1,986,803
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56	$11.606
Value at end of period	$14.51	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56
Number of accumulation units outstanding at end of period	547,761	702,973	804,865	864,139	1,142,358	1,546,502	1,542,811	1,848,161	1,843,678	1,366,754
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08	$13.089
Value at end of period	$14.04	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08
Number of accumulation units outstanding at end of period	422,829	500,714	579,019	645,219	743,009	922,067	1,159,132	2,136,201	2,701,907	2,481,342
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39	$9.35
Value at end of period	$12.32	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39
Number of accumulation units outstanding at end of period	75,803	104,982	116,843	139,620	203,131	214,673	208,993	225,461	139,067	55,109
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28	$11.77
Value at end of period	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	29,653	38,028	36,126	34,403	39,095	111,915	115,359	124,156	114,048	134,706
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.15	$8.09	$6.12	$10.14
Value at end of period	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	125,236	165,091	96,818	64,420
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11	$10.02
Value at end of period	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	5,884	4,993	8,298	4,843	11,543	77,637	104,799	48,532	24,847	12,107
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.04	$13.24	$11.10	$19.85	$17.19	$13.41	$11.72	$9.90
Value at end of period	$10.88	$14.04	$13.24	$11.10	$19.85	$17.19	$13.41	$11.72
Number of accumulation units outstanding at end of period	15,291	24,959	36,325	47,393	64,903	64,605	29,872	544
ING BALANCED PORTFOLIO
Value at beginning of period	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68	$11.999
Value at end of period	$15.10	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68
Number of accumulation units outstanding at end of period	798,510	1,048,247	1,199,186	1,235,407	1,538,682	1,789,303	2,007,105	2,530,872	2,632,731	2,637,345
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71	$9.98
Value at end of period	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71
Number of accumulation units outstanding at end of period	57,241	55,315	71,146	61,280	88,249	362,027	422,770	379,717	224,100	87,836
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24	$10.24
Value at end of period	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	22,511	16,742	22,436	24,694	9,925	13,845	15,818
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.25	$8.21	$6.33	$10.46	$10.69
Value at end of period	$9.05	$9.25	$8.21	$6.33	$10.46
Number of accumulation units outstanding at end of period	186,033	199,980	225,641	299,398	343,921

CFI 146

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.45	$4.63	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60	$4.468
Value at end of period	$4.84	$5.45	$4.63	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60
Number of accumulation units outstanding at end of period	486,018	508,710	498,610	444,633	509,851	837,706	1,069,936	1,231,530	1,424,608	923,848
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.27	$8.90	$6.71	$9.74
Value at end of period	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	192,413	221,760	237,654	233,966
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.51	$8.28	$6.14	$10.07	$12.34	$9.98
Value at end of period	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	113,029	110,138	74,994	79,392	57,052	106,261
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.37	$8.34	$6.74	$10.31	$10.79
Value at end of period	$10.01	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	3,730	1,556	106	771	299
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69	$12.70
Value at end of period	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	5,469	14,806	13,198	7,169	6,839	19,870	18,662	45,977	59,760
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86	$11.22
Value at end of period	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	28,040	26,397	24,277	25,427	5,990	19,566	26,416
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16	$10.00
Value at end of period	$14.09	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16
Number of accumulation units outstanding at end of period	341,046	417,025	433,939	446,158	375,533	547,903	498,890
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	401,966	446,275	465,679	405,271	425,952
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88	$9.251
Value at end of period	$10.73	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88
Number of accumulation units outstanding at end of period	2,497,907	2,830,961	2,776,010	3,193,695	3,727,610	4,061,971	4,634,085	5,924,539	7,714,136	9,326,780
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30	$11.953
Value at end of period	$13.49	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30
Number of accumulation units outstanding at end of period	736,738	839,034	910,116	1,047,075	1,368,692	1,941,935	2,292,271	3,127,841	3,475,311	3,034,497
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75	$14.615
Value at end of period	$23.29	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75
Number of accumulation units outstanding at end of period	380,698	479,449	562,847	618,675	869,060	1,786,511	1,905,635	2,047,008	1,703,944	1,293,570

CFI 147

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26	$10.756
Value at end of period	$16.64	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26
Number of accumulation units outstanding at end of period	299,262	427,589	466,993	481,806	678,593	1,173,655	1,440,356	1,240,295	694,475	456,728
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.59
Value at end of period	$13.86
Number of accumulation units outstanding at end of period	497
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.25
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	51,084
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22	$12.304
Value at end of period	$18.83	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22
Number of accumulation units outstanding at end of period	668,572	746,514	848,415	966,352	1,093,085	1,245,873	1,205,427	1,137,508	1,267,394	1,633,601
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.05	$7.53	$5.93	$8.57
Value at end of period	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	89,628	86,820	91,183	21
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$9.94
Value at end of period	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	111,743	147,301	179,402	202,554	318,109	591,171	468,182	359,887	283,718	159,260
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$9.97
Value at end of period	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	61,938	73,376	79,566	87,715	109,959	317,133	409,753	503,772	345,078	143,963
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12	$10.34
Value at end of period	$12.91	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	553,106	684,091	787,964	851,814	1,035,604	1,370,749	1,180,581
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	22,619	18,727	13,194	16,493	20,338	171,628	167,607
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45	$11.68
Value at end of period	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	28,118	33,474	36,507	34,095	43,231	60,707	44,087
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20	$9.14
Value at end of period	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	6,392	8,641	11,488	16,866	25,348	29,220	18,311	8,974	2,468	378
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.11	$11.22	$8.88	$12.78	$13.11	$11.75
Value at end of period	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11
Number of accumulation units outstanding at end of period	14,433	12,133	9,373	7,370	7,456	8,517

CFI 148

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	384,592
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	659,811	661,703	793,105	862,181	1,247,251
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.07	$8.45	$6.45	$10.23
Value at end of period	$9.85	$10.07	$8.45	$6.45
Number of accumulation units outstanding at end of period	5,318	0	17,596	11,713
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.19	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00	$11.25
Value at end of period	$15.30	$15.19	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00
Number of accumulation units outstanding at end of period	30,787	36,513	42,887	73,524	94,146	122,326	180,292	130,323	45,905
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44	$11.38
Value at end of period	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	64,613	50,371	59,536	61,286	56,252	57,318	2,231
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96	$7.52
Value at end of period	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period	97,926	103,333	66,790	60,533	62,246	74,667	28,746	44,281	61,505	2,282
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91	$11.812
Value at end of period	$13.26	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91
Number of accumulation units outstanding at end of period	1,051,569	1,061,434	1,299,450	1,831,765	1,863,139	1,765,402	1,185,620	1,281,038	1,729,116	2,415,659
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18	$10.44
Value at end of period	$12.97	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18
Number of accumulation units outstanding at end of period	1,285,118	1,532,832	1,762,158	1,961,962	2,544,962	4,138,978	4,671,723
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51	$10.43
Value at end of period	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	49,707	18,855	22,295	9,271	11,074	29,325	13,174
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75	$10.00
Value at end of period	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	147,051	227,014	165,024	143,360	94,615	204,493	106,739	98,497	91,271	73,058
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.45	$9.07	$7.35	$11.31	$10.83	$9.83
Value at end of period	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	32,216	30,115	26,064	41,664	42,367	2,871

CFI 149

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.31	$12.97	$7.82	$11.17	$10.61	$10.35
Value at end of period	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	23,731	10,342	6,533	2,364	2,163	5
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.83	$9.23	$7.42	$11.15	$10.63	$9.54
Value at end of period	$10.22	$10.83	$9.23	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	488,673	653,396	746,913	743,213	897,440	13,978
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.07	$12.57	$10.71
Value at end of period	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	4,440	4,496	5,515
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.08	$8.16	$6.64	$8.70
Value at end of period	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	19,665	3,005	3,830	22
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.08	$11.86	$10.06
Value at end of period	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	2,864	3,679	3,410
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.05	$12.86	$11.41
Value at end of period	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	2,663	1,848	3,108
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.24	$8.25	$5.93	$9.78
Value at end of period	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	24,192	22,212	15,185	9,712
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.98	$8.75	$6.97	$9.21
Value at end of period	$10.46	$10.98	$8.75	$6.97
Number of accumulation units outstanding at end of period	14,290	19,783	10,942	8,671
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02	$7.11
Value at end of period	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period	100,019	103,263	91,859	84,844	106,550	91,622	70,383	55,768	83,909	21,340
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54	$13.844
Value at end of period	$22.45	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54
Number of accumulation units outstanding at end of period	356,546	415,574	480,037	528,457	676,367	1,224,186	1,173,838	1,718,730	2,251,556	2,222,850
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.87	$10.76	$8.86	$12.22	$11.77	$11.17
Value at end of period	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77
Number of accumulation units outstanding at end of period	86,901	81,744	70,337	56,931	57,238	395

CFI 150

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94	$10.99
Value at end of period	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94
Number of accumulation units outstanding at end of period	43,268	43,171	50,475	32,066	48,509	5,852	535
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.87	$10.45	$8.20	$13.13	$12.57	$11.41
Value at end of period	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	33,557	38,361	32,178	16,141	9,218	725
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.89	$10.41	$8.08	$13.55	$12.91	$12.30
Value at end of period	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	48,898	38,277	25,564	4,803	27,173	5,315
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.56	$11.32
Value at end of period	$10.88	$11.56
Number of accumulation units outstanding at end of period	1,023	516
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.56	$8.55	$6.93	$7.46
Value at end of period	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	8,442	4,701	1,445	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.01	$11.04	$9.50	$11.49	$11.01	$10.43
Value at end of period	$11.95	$12.01	$11.04	$9.50	$11.49	$11.01
Number of accumulation units outstanding at end of period	4,006	3,148	3,327	0	363	152
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.08	$9.14	$7.66	$9.34
Value at end of period	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	21,633	17,739	12,786	2,251
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58	$11.151
Value at end of period	$14.65	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58
Number of accumulation units outstanding at end of period	38,966	43,932	58,550	54,012	66,896	91,758	122,844	123,803	145,137	112,797
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48	$9.908
Value at end of period	$12.19	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48
Number of accumulation units outstanding at end of period	71,756	74,677	99,918	110,112	165,170	191,012	165,249	160,170	214,053	224,992
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30	$10.363
Value at end of period	$13.20	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30
Number of accumulation units outstanding at end of period	79,288	85,767	92,277	111,013	142,807	205,514	140,341	133,841	194,852	159,012
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.85
Value at end of period	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	552,458	477,101	384,450	314,348	438,484	532,259	79,878

CFI 151

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50	$10.26
Value at end of period	$13.96	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50
Number of accumulation units outstanding at end of period	660,822	783,694	817,391	893,654	1,029,745	1,312,088	1,438,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98	$10.92
Value at end of period	$16.33	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98
Number of accumulation units outstanding at end of period	53,764	63,434	52,484	57,425	56,564	57,789	66,200	34,585	11,181
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91	$13.026
Value at end of period	$16.78	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91
Number of accumulation units outstanding at end of period	242,212	290,430	305,839	352,773	425,736	578,885	567,594	910,197	1,253,253	971,669
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$10.14
Value at end of period	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	23,176	31,202	47,415	46,644	61,695	70,327	40,087
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.93	$8.27	$6.31	$10.20
Value at end of period	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	292,580	315,547	345,736	385,345
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.46	$8.85	$6.74	$11.27	$11.09	$9.79
Value at end of period	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	4,944	4,877	5,588	3,568	2,870	655
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$14.43	$13.06	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61	$12.432
Value at end of period	$12.43	$14.43	$13.06	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61
Number of accumulation units outstanding at end of period	99,082	115,287	146,612	153,636	184,219	169,429	199,216	337,909	554,496	602,100
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.30	$10.73	$10.22	$9.91
Value at end of period	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	33,749	77,140	11,857	240
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41	$11.13
Value at end of period	$12.26	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41
Number of accumulation units outstanding at end of period	2,928	7,255	9,503	7,254	7,319	27,855	17,570
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.23	$10.86	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97	$10.69
Value at end of period	$11.82	$12.23	$10.86	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97
Number of accumulation units outstanding at end of period	175,641	193,916	208,617	225,786	302,845	340,345	376,840	393,586	494,180	544,610
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.73	$12.30	$10.06
Value at end of period	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	2,183	1,805	4,355

CFI 152

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.40	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$9.28
Value at end of period	$8.59	$9.40	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96
Number of accumulation units outstanding at end of period	76,192	79,761	87,587	103,557	116,061	123,352	81,979	126,642	160,002	147,121
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626
Value at end of period	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39
Number of accumulation units outstanding at end of period	110,566	132,309	174,904	193,667	206,699	245,794	155,032	279,744	421,225	430,053
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63	$14.69
Value at end of period	$24.21	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63
Number of accumulation units outstanding at end of period	0	0	30	26	88	60	30	843,134	1,443,439	1,577,444
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61	$11.36	$8.48	$11.86
Value at end of period	$20.27	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61	$22.14	$8.48
Number of accumulation units outstanding at end of period	0	262	262	262	0	0	0	1,637,608	2,545,095	2,715,916
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24	$12.085
Value at end of period	$21.46	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24
Number of accumulation units outstanding at end of period	20	20	32	40	50	51	61	273,284	519,547	450,181
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46	$11.06	$8.46	$11.60
Value at end of period	$12.92	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46	$11.06	$8.46
Number of accumulation units outstanding at end of period	56	56	56	38	38	38	38	702,882	1,247,164	1,440,390
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32	$12.611
Value at end of period	$11.77	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32
Number of accumulation units outstanding at end of period	41	326	985	1,362	350	11	11	1,435,111	2,989,916	3,841,110
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.95	$7.33	$5.34	$8.76	$10.27
Value at end of period	$8.36	$8.95	$7.33	$5.34	$8.76
Number of accumulation units outstanding at end of period	19,181	14,372	6,123	4,104	2,941
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.32	$9.14	$7.17	$7.08
Value at end of period	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	12,254	10,571	4,763	0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38	$9.75
Value at end of period	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	76,154	85,236	106,700	120,525	149,176	279,291	340,864	289,338	206,996	197,934
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.88	$8.95	$6.92	$11.42	$11.39
Value at end of period	$10.46	$10.88	$8.95	$6.92	$11.42
Number of accumulation units outstanding at end of period	7,388	13,748	6,612	4,075	858
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35	$9.69
Value at end of period	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35
Number of accumulation units outstanding at end of period	172,932	200,049	211,882	228,121	231,137	277,481	267,730	208,700

CFI 153

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37	$19.78
Value at end of period	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37
Number of accumulation units outstanding at end of period	33,006	36,457	45,493	48,561	61,561	89,019	119,991	56,413
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62	$15.75	$11.10	$14.37
Value at end of period	$22.39	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62	$15.75	$11.10
Number of accumulation units outstanding at end of period	111	111	206	635	963	643	577	2,607,975	2,091,653	1,315,756
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.51	$11.04	$8.11	$13.15	$13.42	$12.37
Value at end of period	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42
Number of accumulation units outstanding at end of period	8,064	8,601	10,671	12,637	11,204	6,757
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77	$9.76
Value at end of period	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77
Number of accumulation units outstanding at end of period	22,568	31,747	41,352	40,565	54,971	75,705	62,798	74,393
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82	$10.12
Value at end of period	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82
Number of accumulation units outstanding at end of period	195,983	152,794	137,908	134,509	82,549	92,703	135,357	58,300
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.54	$9.17	$5.29	$12.77	$10.06
Value at end of period	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	177,213	227,814	166,220	85,598	108,374
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68	$9.85
Value at end of period	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68
Number of accumulation units outstanding at end of period	18,007	19,868	23,447	14,914	16,573	22,461	6,749	5,956
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.32	$8.33	$5.59
Value at end of period	$8.77	$10.32	$8.33
Number of accumulation units outstanding at end of period	25,975	29,366	7,510
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40	$15.44
Value at end of period	$27.87	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40
Number of accumulation units outstanding at end of period	144,177	156,624	103,251	78,307	50,126	62,115	48,097	12,176
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.58	$9.94	$8.72	$9.90
Value at end of period	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	36,203	55,690	50,694	13,169
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85	$9.80
Value at end of period	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85
Number of accumulation units outstanding at end of period	1,192,581	1,533,103	1,708,652	1,711,636	1,946,126	2,852,011	2,745,616	1,633,839

CFI 154

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.70
Value at end of period	$8.76
Number of accumulation units outstanding at end of period	9,059
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.44	$8.43	$5.67	$10.51	$10.12
Value at end of period	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	53,069	48,365	74,098	23,373	39,866
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44	$9.83
Value at end of period	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44
Number of accumulation units outstanding at end of period	62,300	75,495	52,757	71,741	104,588	71,538	15,719	1,828
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61	$10.25
Value at end of period	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61
Number of accumulation units outstanding at end of period	28,775	23,154	11,530	13,157	20,392	18,612	10,145	2,741
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85	$9.80
Value at end of period	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85
Number of accumulation units outstanding at end of period	582,125	647,140	782,031	841,888	1,053,903	1,490,194	1,622,664	1,066,826
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55	$15.46
Value at end of period	$22.98	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55
Number of accumulation units outstanding at end of period	9,696	9,855	11,211	13,391	27,612	74,472	45,988	28,778

TABLE 18
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.11	$12.99	$10.24
Value at end of period	$13.26	$14.11	$12.99
Number of accumulation units outstanding at end of period	8,945	10,105	4,246
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.07	$9.63	$7.96
Value at end of period	$10.77	$11.07	$9.63
Number of accumulation units outstanding at end of period	199,120	109,431	19,265
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.04	$9.92	$8.16
Value at end of period	$11.16	$11.04	$9.92
Number of accumulation units outstanding at end of period	307,773	196,018	44,451

CFI 155

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.22	$10.72	$10.10
Value at end of period	$12.57	$11.22	$10.72
Number of accumulation units outstanding at end of period	296,243	95,860	59,424
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.57	$10.32
Value at end of period	$10.17	$11.57
Number of accumulation units outstanding at end of period	37,166	10,374
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.40	$8.00	$5.77	$9.25
Value at end of period	$7.72	$8.40	$8.00	$5.77
Number of accumulation units outstanding at end of period	37,155	40,839	22,282	7,623
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.74	$9.81
Value at end of period	$10.88	$11.74
Number of accumulation units outstanding at end of period	62,050	20,466
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.74	$12.63	$11.48
Value at end of period	$15.51	$15.74	$12.63
Number of accumulation units outstanding at end of period	34,683	10,707	1,096
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89	$14.798
Value at end of period	$18.37	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89
Number of accumulation units outstanding at end of period	116,153	132,391	128,599	139,551	140,885	141,958	219,575	204,431	211,316	201,168
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.87
Value at end of period	$9.48
Number of accumulation units outstanding at end of period	2,181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.01	$7.81	$6.19	$10.28
Value at end of period	$8.48	$9.01	$7.81	$6.19
Number of accumulation units outstanding at end of period	51,265	49,937	37,926	16,827
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.74	$7.99	$6.10	$9.91
Value at end of period	$9.25	$9.74	$7.99	$6.10
Number of accumulation units outstanding at end of period	24,038	23,624	11,624	7,723
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48	$9.88
Value at end of period	$14.82	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48
Number of accumulation units outstanding at end of period	859,240	835,651	466,338	457,664	325,211	212,150	160,473	24,649
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92	$17.714
Value at end of period	$29.96	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92
Number of accumulation units outstanding at end of period	1,116,432	1,176,377	3,944,179	884,693	847,162	811,346	1,056,955	687,425	451,914	366,014

CFI 156

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39	$16.00
Value at end of period	$20.22	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39
Number of accumulation units outstanding at end of period	391,909	400,126	373,154	442,827	485,693	504,653	749,148	707,385	500,320	445,737
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95	$17.245
Value at end of period	$18.40	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95
Number of accumulation units outstanding at end of period	778,909	833,329	664,733	732,400	789,960	829,270	1,260,756	1,247,420	1,135,916	894,056
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25	$11.699
Value at end of period	$15.33	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25
Number of accumulation units outstanding at end of period	106,236	104,101	93,123	126,656	118,882	94,693	104,662	78,256	50,628	30,785
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28	$11.76
Value at end of period	$18.63	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28
Number of accumulation units outstanding at end of period	179,324	205,681	181,624	176,258	174,003	191,901	316,485	164,023	46,716	10,687
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.14	$8.08	$6.11	$10.10
Value at end of period	$8.89	$9.14	$8.08	$6.11
Number of accumulation units outstanding at end of period	254,777	231,632	141,752	57,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10	$10.14
Value at end of period	$17.57	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10
Number of accumulation units outstanding at end of period	79,174	67,038	1,366,360	25,080	23,206	31,381	36,285	45,339	17,021	2,907
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.99	$13.21	$11.08	$19.82	$17.16	$13.40	$11.71	$9.85
Value at end of period	$10.84	$13.99	$13.21	$11.08	$19.82	$17.16	$13.40	$11.71
Number of accumulation units outstanding at end of period	116,759	135,516	95,243	98,359	81,469	37,386	22,019	3,998
ING BALANCED PORTFOLIO
Value at beginning of period	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41	$16.203
Value at end of period	$20.29	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41
Number of accumulation units outstanding at end of period	579,153	711,836	983,558	803,014	996,955	1,129,840	1,506,113	1,211,756	1,098,090	1,340,814
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71	$10.05
Value at end of period	$18.58	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71
Number of accumulation units outstanding at end of period	234,209	233,223	1,172,882	167,687	120,294	116,579	133,425	36,450	22,344	4,915
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.20	$11.50	$9.66	$13.66	$12.69	$11.24	$10.20
Value at end of period	$12.67	$12.20	$11.50	$9.66	$13.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	57,850	55,469	36,112	24,330	15,987	9,703	1,176
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.23	$8.19	$6.33	$10.45	$10.69
Value at end of period	$9.03	$9.23	$8.19	$6.33	$10.45
Number of accumulation units outstanding at end of period	353,364	413,057	382,205	390,962	423,742
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.42	$4.61	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60	$4.464
Value at end of period	$4.82	$5.42	$4.61	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60
Number of accumulation units outstanding at end of period	456,067	416,073	357,250	295,268	352,220	356,502	510,662	376,426	262,849	189,154

CFI 157

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.26	$8.90	$6.71	$9.74
Value at end of period	$9.65	$10.26	$8.90	$6.71
Number of accumulation units outstanding at end of period	221,527	258,022	221,504	213,772
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.48	$8.26	$6.13	$10.06	$12.33	$10.05
Value at end of period	$11.38	$10.48	$8.26	$6.13	$10.06	$12.33
Number of accumulation units outstanding at end of period	345,317	340,318	182,569	131,923	59,647	32,919
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.35	$8.33	$6.73	$10.30	$10.09	$9.50
Value at end of period	$9.98	$10.35	$8.33	$6.73	$10.30	$10.09
Number of accumulation units outstanding at end of period	24,662	13,659	8,131	6,609	1,962	429
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95	$11.63
Value at end of period	$17.78	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95
Number of accumulation units outstanding at end of period	33,072	29,481	22,577	22,012	19,407	14,516	18,596	9,257	10,461	51
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86	$11.46
Value at end of period	$13.97	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86
Number of accumulation units outstanding at end of period	186,164	168,496	99,301	73,161	35,304	33,126	9,192
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15	$10.00
Value at end of period	$14.04	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15
Number of accumulation units outstanding at end of period	520,265	518,781	452,814	487,485	466,212	428,035	557,770
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.01	$10.79	$7.91	$13.52	$9.69
Value at end of period	$11.72	$13.01	$10.79	$7.91	$13.52
Number of accumulation units outstanding at end of period	656,357	587,076	330,673	305,370	210,824
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38	$13.953
Value at end of period	$16.11	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38
Number of accumulation units outstanding at end of period	2,300,921	2,660,095	2,711,135	2,990,615	3,430,110	3,838,456	4,802,154	4,937,394	4,448,547	4,722,482
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98	$17.964
Value at end of period	$20.17	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98
Number of accumulation units outstanding at end of period	722,676	804,575	485,099	595,014	707,223	790,125	1,063,685	1,005,098	821,901	788,043
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72	$14.588
Value at end of period	$23.13	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72
Number of accumulation units outstanding at end of period	632,017	639,954	1,883,764	424,192	461,298	509,523	754,152	577,038	340,101	240,603
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24	$10.736
Value at end of period	$16.52	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24
Number of accumulation units outstanding at end of period	386,222	390,762	203,368	209,995	257,974	286,766	407,144	388,780	194,813	126,145
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00	$13.961
Value at end of period	$21.26	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00
Number of accumulation units outstanding at end of period	603,778	695,236	4,166,774	775,032	793,568	777,013	1,025,425	1,033,279	897,843	921,078

CFI 158

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.04	$7.52	$5.93	$6.35
Value at end of period	$7.00	$8.04	$7.52	$5.93
Number of accumulation units outstanding at end of period	135,054	131,553	99,216	760
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02	$10.24
Value at end of period	$11.56	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02
Number of accumulation units outstanding at end of period	79,639	93,910	3,313,871	79,091	89,633	84,487	118,557	68,875	42,155	14,728
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33	$9.53
Value at end of period	$12.59	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33
Number of accumulation units outstanding at end of period	192,605	174,898	143,053	146,396	177,164	210,807	231,845	71,279	35,510	6,374
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12	$10.17
Value at end of period	$12.88	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	641,967	709,622	683,722	759,860	910,278	1,084,762	1,225,357
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07	$10.36
Value at end of period	$11.58	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07
Number of accumulation units outstanding at end of period	70,195	68,347	55,430	41,382	28,159	18,828	11,183
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44	$10.72
Value at end of period	$19.74	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44
Number of accumulation units outstanding at end of period	87,365	84,290	65,793	59,973	71,156	55,276	15,291
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19	$10.06
Value at end of period	$18.20	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19
Number of accumulation units outstanding at end of period	69,870	68,712	58,394	63,941	55,300	49,540	72,438	35,354	9,542	1,644
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33	$10.97
Value at end of period	$13.76	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33
Number of accumulation units outstanding at end of period	24,633	17,864	12,595	10,255	9,661	6,724	33
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	520,953
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.40	$7.10	$6.36	$9.17	$9.39
Value at end of period	$8.63	$8.40	$7.10	$6.36	$9.17
Number of accumulation units outstanding at end of period	1,329,537	796,575	568,780	626,385	452,257
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05	$8.44	$6.58	$10.23
Value at end of period	$9.83	$10.05	$8.44	$6.58
Number of accumulation units outstanding at end of period	35,263	30,328	18,982	20,381

CFI 159

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.11	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98	$11.16
Value at end of period	$15.22	$15.11	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98
Number of accumulation units outstanding at end of period	123,667	125,354	79,127	98,518	64,577	74,084	84,097	24,848	3,103
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.18	$15.24	$11.57	$18.74	$14.84	$11.44	$10.37
Value at end of period	$18.12	$17.18	$15.24	$11.57	$18.74	$14.84	$11.44
Number of accumulation units outstanding at end of period	116,696	124,326	84,283	77,072	66,333	25,174	5,491
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96	$8.76
Value at end of period	$16.81	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96
Number of accumulation units outstanding at end of period	112,532	64,503	40,540	36,423	24,144	21,491	19,257	14,597	9,976	1,079
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83	$12.737
Value at end of period	$14.22	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83
Number of accumulation units outstanding at end of period	962,863	1,027,800	2,663,562	931,952	745,229	502,169	526,675	556,902	627,302	644,548
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18	$10.13
Value at end of period	$12.94	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18
Number of accumulation units outstanding at end of period	1,382,994	1,510,577	1,381,472	1,562,268	1,780,228	2,140,394	2,544,290
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51	$10.37
Value at end of period	$15.45	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51
Number of accumulation units outstanding at end of period	69,062	63,763	54,266	29,565	30,917	32,047	2,449
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74	$10.10
Value at end of period	$15.67	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74
Number of accumulation units outstanding at end of period	764,294	644,709	397,030	315,622	243,077	126,953	170,058	84,251	59,742	16,334
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.43	$9.06	$7.34	$11.31	$10.82	$10.03
Value at end of period	$9.90	$10.43	$9.06	$7.34	$11.31	$10.82
Number of accumulation units outstanding at end of period	82,790	65,448	63,017	50,525	38,092	5,749
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.27	$12.94	$7.81	$11.16	$10.60	$10.33
Value at end of period	$15.04	$15.27	$12.94	$7.81	$11.16	$10.60
Number of accumulation units outstanding at end of period	82,899	47,779	37,649	19,694	10,869	152
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$10.80	$9.21	$7.41	$11.14	$10.63	$9.93
Value at end of period	$10.19	$10.80	$9.21	$7.41	$11.14	$10.63
Number of accumulation units outstanding at end of period	307,648	311,875	260,547	244,139	246,931	984
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.06	$12.57	$10.71
Value at end of period	$14.52	$14.06	$12.57
Number of accumulation units outstanding at end of period	26,639	17,174	6,997

CFI 160

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.07	$8.15	$6.64	$10.18
Value at end of period	$9.22	$9.07	$8.15	$6.64
Number of accumulation units outstanding at end of period	87,375	55,122	22,724	3,064
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.07	$11.86	$10.06
Value at end of period	$13.03	$13.07	$11.86
Number of accumulation units outstanding at end of period	17,663	14,150	2,500
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.04	$12.85	$11.41
Value at end of period	$15.55	$16.04	$12.85
Number of accumulation units outstanding at end of period	17,037	11,021	10,011
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.23	$8.24	$5.93	$10.14
Value at end of period	$9.95	$10.23	$8.24	$5.93
Number of accumulation units outstanding at end of period	88,858	89,065	41,149	8,430
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.96	$8.74	$6.97	$10.22
Value at end of period	$10.44	$10.96	$8.74	$6.97
Number of accumulation units outstanding at end of period	98,853	87,502	28,053	4,718
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01	$7.67
Value at end of period	$10.98	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01
Number of accumulation units outstanding at end of period	77,145	63,956	33,672	33,603	27,543	19,993	21,837	14,722	47,391	23,454
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79	$19.434
Value at end of period	$31.35	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79
Number of accumulation units outstanding at end of period	201,089	208,726	167,456	179,454	184,068	199,461	273,644	270,368	230,420	196,561
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71	$10.44
Value at end of period	$11.65	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71
Number of accumulation units outstanding at end of period	287,659	259,787	167,271	154,946	91,089	37,317	2,237
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94	$10.32
Value at end of period	$11.23	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94
Number of accumulation units outstanding at end of period	627,871	566,984	378,624	278,523	118,560	20,669	5,374
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10	$10.84
Value at end of period	$11.20	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10
Number of accumulation units outstanding at end of period	350,483	380,933	395,959	293,654	165,297	8,501	164
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31	$10.97
Value at end of period	$11.15	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31
Number of accumulation units outstanding at end of period	454,772	380,015	325,382	205,963	75,669	7,940	310

CFI 161

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.55	$10.11
Value at end of period	$10.87	$11.55
Number of accumulation units outstanding at end of period	3,879	75
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.55	$8.54	$6.93	$9.00
Value at end of period	$9.24	$9.55	$8.54	$6.93
Number of accumulation units outstanding at end of period	2,976	2,070	942	607
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33	$10.23
Value at end of period	$11.92	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33
Number of accumulation units outstanding at end of period	89,840	89,473	21,320	22,488	44,500	140	59
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.07	$9.13	$7.66	$7.67
Value at end of period	$9.92	$10.07	$9.13	$7.66
Number of accumulation units outstanding at end of period	5,233	4,726	4,558	2,658
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31	$14.033
Value at end of period	$18.35	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31
Number of accumulation units outstanding at end of period	59,962	57,599	58,985	61,179	47,464	38,641	56,267	77,212	67,737	73,306
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82	$13.823
Value at end of period	$16.93	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82
Number of accumulation units outstanding at end of period	177,328	169,435	140,891	137,569	110,242	115,492	216,238	235,562	186,384	153,004
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29	$13.70
Value at end of period	$17.37	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29
Number of accumulation units outstanding at end of period	84,516	91,534	87,162	92,821	90,782	75,524	135,090	190,198	114,705	100,728
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96	$10.11
Value at end of period	$14.13	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96
Number of accumulation units outstanding at end of period	2,160,104	1,878,983	676,518	600,671	309,824	146,112	30,645
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50	$9.94
Value at end of period	$13.93	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50
Number of accumulation units outstanding at end of period	722,973	868,037	906,219	985,769	1,097,828	1,236,769	1,516,714
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96	$11.44
Value at end of period	$16.24	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96
Number of accumulation units outstanding at end of period	182,117	172,681	4,520,640	59,740	56,015	53,267	81,482	49,271	5,121
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75	$18.082
Value at end of period	$23.17	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75
Number of accumulation units outstanding at end of period	448,410	469,522	854,178	321,691	336,596	339,737	529,677	452,366	318,275	265,634

CFI 162

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46	$10.22
Value at end of period	$12.27	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46
Number of accumulation units outstanding at end of period	37,592	46,122	45,894	42,129	29,751	18,763	5,782
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.92	$8.26	$6.30	$10.20
Value at end of period	$7.78	$8.92	$8.26	$6.30
Number of accumulation units outstanding at end of period	395,047	521,249	523,033	549,115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.44	$8.83	$6.73	$11.26	$11.09	$9.52
Value at end of period	$8.82	$9.44	$8.83	$6.73	$11.26	$11.09
Number of accumulation units outstanding at end of period	77,511	60,870	46,004	36,305	26,158	9,080
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.68	$16.92	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19	$16.161
Value at end of period	$16.10	$18.68	$16.92	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19
Number of accumulation units outstanding at end of period	209,361	231,815	226,153	242,543	247,703	281,687	386,834	409,678	376,546	432,857
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.28	$10.72	$10.21	$9.71
Value at end of period	$11.99	$11.28	$10.72	$10.21
Number of accumulation units outstanding at end of period	35,917	13,893	6,588	1,177
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.09	$9.86	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25	$9.741
Value at end of period	$10.71	$11.09	$9.86	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25
Number of accumulation units outstanding at end of period	296,148	378,087	405,970	418,816	445,664	491,809	650,791	603,217	586,105	618,399
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.72	$12.30	$10.13
Value at end of period	$12.75	$13.72	$12.30
Number of accumulation units outstanding at end of period	11,937	11,936	1,350
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.35	$8.16	$6.80	$11.92	$10.73	$10.18	$9.44	$8.93	$6.95	$9.267
Value at end of period	$8.53	$9.35	$8.16	$6.80	$11.92	$10.73	$10.18	$9.44	$8.93	$6.95
Number of accumulation units outstanding at end of period	196,242	203,996	186,810	185,084	193,575	209,088	185,033	111,740	101,589	88,509
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37	$7.615
Value at end of period	$10.44	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37
Number of accumulation units outstanding at end of period	184,224	209,384	188,093	199,413	206,829	234,070	196,939	167,904	149,090	140,721
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13	$20.621
Value at end of period	$33.82	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13
Number of accumulation units outstanding at end of period	0	13	20	18	13	9	54	493,645	401,444	311,169
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17	$12.837
Value at end of period	$21.83	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17
Number of accumulation units outstanding at end of period	140	438	527	523	809	802	913	1,163,047	1,069,290	1,029,117
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24	$14.828
Value at end of period	$26.20	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24
Number of accumulation units outstanding at end of period	1	1	21	21	78	5	5	196,825	220,008	180,492

CFI 163

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88	$15.33	$11.73	$16.10
Value at end of period	$17.83	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88	$15.33	$11.73
Number of accumulation units outstanding at end of period	0	21	32	28	55	50	43	493,053	482,648	525,669
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64	$18.471
Value at end of period	$17.15	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64
Number of accumulation units outstanding at end of period	83	92	97	95	352	349	343	873,972	880,706	907,955
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.93	$7.32	$5.34	$8.76	$9.59
Value at end of period	$8.34	$8.93	$7.32	$5.34	$8.76
Number of accumulation units outstanding at end of period	28,222	70,966	17,347	134	6
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.30	$9.14	$7.17	$10.26
Value at end of period	$11.00	$11.30	$9.14	$7.17
Number of accumulation units outstanding at end of period	67,440	17,882	6,653	3,415
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37	$10.07
Value at end of period	$13.55	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37
Number of accumulation units outstanding at end of period	369,791	379,554	1,405,638	248,848	249,295	232,217	342,326	158,816	106,857	36,916
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.85	$8.93	$6.91	$11.41	$10.72	$9.25
Value at end of period	$10.43	$10.85	$8.93	$6.91	$11.41	$10.72
Number of accumulation units outstanding at end of period	44,935	40,294	11,605	9,811	5,253	661
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35	$9.99
Value at end of period	$14.70	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35
Number of accumulation units outstanding at end of period	220,524	217,611	149,704	139,487	104,832	65,794	126,629	49,472
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30	$21.94
Value at end of period	$64.18	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30
Number of accumulation units outstanding at end of period	215,906	219,498	143,670	111,277	106,360	103,607	103,665	16,831
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56	$15.71	$11.08	$14.35
Value at end of period	$22.24	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56	$15.71	$11.08
Number of accumulation units outstanding at end of period	258	568	538	470	461	369	331	657,638	469,451	245,692
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38	$13.35	$11.40	$10.70
Value at end of period	$19.39	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38	$13.35	$11.40
Number of accumulation units outstanding at end of period	0	0	227	227	232	234	234	116,322	55,390	27,082
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76	$10.85
Value at end of period	$13.06	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76
Number of accumulation units outstanding at end of period	53,134	57,247	46,806	56,609	45,506	15,401	1,704
PAX WORLD BALANCED FUND
Value at beginning of period	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22	$8.22
Value at end of period	$11.94	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22
Number of accumulation units outstanding at end of period	195,165	201,786	142,011	162,971	126,835	121,694	136,795	23,476	22,809	7,092

CFI 164

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81	$10.27
Value at end of period	$15.39	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81
Number of accumulation units outstanding at end of period	439,230	400,759	288,706	239,600	100,830	84,571	73,154	16,991
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.53	$9.16	$5.29	$12.76	$10.06
Value at end of period	$7.99	$10.53	$9.16	$5.29	$12.76
Number of accumulation units outstanding at end of period	171,313	177,578	163,138	106,502	79,218
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68	$9.85
Value at end of period	$14.16	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68
Number of accumulation units outstanding at end of period	68,300	62,843	43,503	55,749	41,569	26,196	38,116	21,060
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.31	$8.32	$5.46	$9.96
Value at end of period	$8.76	$10.31	$8.32	$5.46
Number of accumulation units outstanding at end of period	40,921	32,025	3,193	2,311
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64	$9.94
Value at end of period	$18.58	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64
Number of accumulation units outstanding at end of period	708,559	648,907	292,953	251,583	129,693	67,124	47,660	7,770
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.56	$9.93	$8.72	$9.96
Value at end of period	$11.15	$10.56	$9.93	$8.72
Number of accumulation units outstanding at end of period	89,164	78,642	53,288	24,007
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85	$9.65
Value at end of period	$12.57	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85
Number of accumulation units outstanding at end of period	1,035,804	1,102,940	758,979	688,355	496,556	426,366	450,471	128,793
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.85
Value at end of period	$8.76
Number of accumulation units outstanding at end of period	34,967
WANGER INTERNATIONAL
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.42	$8.42	$5.67	$10.51	$10.39
Value at end of period	$8.83	$10.42	$8.42	$5.67	$10.51
Number of accumulation units outstanding at end of period	259,694	275,242	111,338	62,225	29,170
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44	$9.97
Value at end of period	$13.75	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44
Number of accumulation units outstanding at end of period	343,889	404,307	294,722	228,012	154,764	54,744	44,021	13,495
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60	$10.18
Value at end of period	$14.12	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60
Number of accumulation units outstanding at end of period	183,421	179,661	145,350	115,162	95,012	52,587	76,525	12,356

CFI 165

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84	$9.98
Value at end of period	$12.50	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84
Number of accumulation units outstanding at end of period	452,720	455,530	325,085	342,968	293,251	234,784	250,556	88,143
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51	$16.06
Value at end of period	$22.85	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51
Number of accumulation units outstanding at end of period	130,373	150,993	108,555	102,484	80,955	69,703	50,591	21,369

TABLE 19
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.10	$12.98	$11.52
Value at end of period	$13.24	$14.10	$12.98
Number of accumulation units outstanding at end of period	0	1,784	244
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.06	$9.63	$8.24
Value at end of period	$10.76	$11.06	$9.63
Number of accumulation units outstanding at end of period	2,167	6,226	3,101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.03	$9.91	$8.16
Value at end of period	$11.14	$11.03	$9.91
Number of accumulation units outstanding at end of period	1,046	24,649	3,649
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.21	$10.72	$10.25
Value at end of period	$12.55	$11.21	$10.72
Number of accumulation units outstanding at end of period	11,764	10,947	4,263
ARIEL FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.16
Value at end of period	$14.94
Number of accumulation units outstanding at end of period	335
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.38	$7.99	$5.76	$9.46
Value at end of period	$7.70	$8.38	$7.99	$5.76
Number of accumulation units outstanding at end of period	908	4,946	834	366
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.74	$10.00
Value at end of period	$10.87	$11.74
Number of accumulation units outstanding at end of period	797	1,046

CFI 166

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.73	$12.63	$11.89
Value at end of period	$15.49	$15.73	$12.63
Number of accumulation units outstanding at end of period	548	1,880	22
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57	$10.991
Value at end of period	$13.58	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57
Number of accumulation units outstanding at end of period	10,814	10,652	8,762	9,421	9,762	15,580	9,860	9,191	9,574	6,989
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$8.65
Value at end of period	$9.48
Number of accumulation units outstanding at end of period	16
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.00	$7.81	$6.19	$8.12
Value at end of period	$8.46	$9.00	$7.81	$6.19
Number of accumulation units outstanding at end of period	0	2,732	0	514
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.73	$7.99	$6.09	$8.48
Value at end of period	$9.23	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	0	2,327	276	173
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48	$9.98
Value at end of period	$14.77	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48
Number of accumulation units outstanding at end of period	12,667	87,916	62,563	48,358	27,275	17,567	7,764	754
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94	$12.183
Value at end of period	$20.50	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94
Number of accumulation units outstanding at end of period	102,144	238,209	219,597	217,736	209,353	216,615	161,935	102,099	76,721	42,179
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37	$11.381
Value at end of period	$14.08	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37
Number of accumulation units outstanding at end of period	22,647	59,877	56,842	57,482	52,643	71,702	62,913	55,599	43,566	29,308
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82	$12.727
Value at end of period	$13.51	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82
Number of accumulation units outstanding at end of period	32,500	66,372	64,537	71,974	65,734	97,269	89,122	88,224	81,136	61,739
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37	$9.335
Value at end of period	$12.17	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37
Number of accumulation units outstanding at end of period	6,354	7,593	7,627	11,257	11,860	16,029	9,833	6,522	9,973	5,004
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27	$11.22
Value at end of period	$18.54	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	4,097	23,197	19,174	17,373	15,469	10,085	11,194	4,281	1,975	1,120
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.12	$8.08	$6.11	$9.19
Value at end of period	$8.87	$9.12	$8.08	$6.11
Number of accumulation units outstanding at end of period	0	61,687	28,551	8,431

CFI 167

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88	$8.18
Value at end of period	$17.48	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	511	3,355	1,619	1,458	1,031	1,721	2,625	2,817	2,243
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.94	$13.17	$11.05	$19.78	$17.14	$13.39	$11.48
Value at end of period	$10.80	$13.94	$13.17	$11.05	$19.78	$17.14	$13.39
Number of accumulation units outstanding at end of period	8,896	14,890	16,332	13,866	6,593	2,669	1,660
ING BALANCED PORTFOLIO
Value at beginning of period	$14.97	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45	$11.751
Value at end of period	$14.64	$14.97	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45
Number of accumulation units outstanding at end of period	72,857	186,608	178,075	183,469	201,892	177,825	31,122	30,371	32,732	24,613
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71	$10.05
Value at end of period	$18.49	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	19,458	33,234	26,624	26,245	29,714	15,082	8,895	3,586	477	11
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.16	$11.47	$9.64	$13.64	$12.68	$11.23	$10.23
Value at end of period	$12.63	$12.16	$11.47	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	1,842	3,116	3,207	4,094	2,773	2,611	785
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.21	$8.18	$6.32	$10.45	$10.69
Value at end of period	$9.01	$9.21	$8.18	$6.32	$10.45
Number of accumulation units outstanding at end of period	20,938	32,377	32,319	36,239	33,271
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.39	$4.59	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60	$4.46
Value at end of period	$4.79	$5.39	$4.59	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60
Number of accumulation units outstanding at end of period	17,146	21,369	17,761	16,227	13,492	28,217	17,440	20,733	17,133	6,165
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.25	$8.89	$6.71	$9.74
Value at end of period	$9.64	$10.25	$8.89	$6.71
Number of accumulation units outstanding at end of period	11,256	19,024	16,447	25,364
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.46	$8.25	$6.12	$10.05	$12.33	$10.34
Value at end of period	$11.35	$10.46	$8.25	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	2,322	8,145	9,315	9,896	7,157	1,950
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.32	$8.31	$6.73	$10.30	$10.31
Value at end of period	$9.95	$10.32	$8.31	$6.73	$10.30
Number of accumulation units outstanding at end of period	151	3,794	3,127	2,466	321
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65	$13.04
Value at end of period	$17.69	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	2,061	2,537	2,292	3,217	2,081	1,335	1,118	411	1,605

CFI 168

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85	$10.27
Value at end of period	$13.93	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	991	5,441	4,459	4,810	4,969	1,196	643
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14	$9.99
Value at end of period	$13.99	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14
Number of accumulation units outstanding at end of period	22,164	78,531	67,604	73,247	74,382	62,147	38,834
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.98	$10.77	$7.90	$13.51	$9.69
Value at end of period	$11.69	$12.98	$10.77	$7.90	$13.51
Number of accumulation units outstanding at end of period	18,659	37,425	36,081	63,283	43,060
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67	$8.971
Value at end of period	$10.31	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67
Number of accumulation units outstanding at end of period	197,096	307,382	266,125	279,405	280,190	338,058	169,584	198,181	208,104	171,718
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99	$11.556
Value at end of period	$12.91	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99
Number of accumulation units outstanding at end of period	49,281	104,993	113,038	116,681	146,945	135,541	94,961	67,929	64,085	46,181
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69	$14.561
Value at end of period	$22.97	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69
Number of accumulation units outstanding at end of period	44,199	56,445	52,695	57,438	75,946	67,609	50,441	24,390	16,411	11,144
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22	$10.716
Value at end of period	$16.41	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22
Number of accumulation units outstanding at end of period	47,531	50,009	50,732	56,988	69,764	54,260	39,820	14,248	7,682	4,527
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.45	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18	$12.273
Value at end of period	$18.59	$17.45	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18
Number of accumulation units outstanding at end of period	37,958	77,947	74,366	82,848	100,361	86,965	48,294	35,058	29,605	12,079
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.03	$7.52	$5.93	$8.95
Value at end of period	$6.99	$8.03	$7.52	$5.93
Number of accumulation units outstanding at end of period	8,800	22,804	13,889	1,528
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02	$9.88
Value at end of period	$11.50	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	3,635	8,004	12,679	14,504	14,520	9,475	4,867	1,708	1,724	871
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33	$8.35
Value at end of period	$12.53	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33
Number of accumulation units outstanding at end of period	43,309	51,409	51,500	48,408	50,042	35,210	25,253	9,595	1,487	16
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10	$10.34
Value at end of period	$12.82	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10
Number of accumulation units outstanding at end of period	26,491	55,501	51,757	54,955	49,867	65,226	58,428

CFI 169

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07	$10.84
Value at end of period	$11.54	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	1,053	7,703	7,071	8,324	4,845	3,214	393
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44	$11.48
Value at end of period	$19.68	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	6,290	13,436	13,325	14,870	12,372	7,003	829
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19	$9.16
Value at end of period	$18.11	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	9,427	18,805	16,714	17,365	16,638	11,185	7,380	1,651	706	6
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32	$11.13
Value at end of period	$13.72	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	448	721	597	1,331	595	334	2,291
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	22,840
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.38	$7.09	$6.35	$9.17	$9.38
Value at end of period	$8.60	$8.38	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	16,038	144,296	126,610	100,144	77,332
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.04	$8.43	$6.58	$10.23
Value at end of period	$9.81	$10.04	$8.43	$6.58
Number of accumulation units outstanding at end of period	506	1,867	1,608	1,616
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.07	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20	$12.25
Value at end of period	$15.17	$15.07	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20
Number of accumulation units outstanding at end of period	6,613	9,403	9,012	12,637	12,411	15,601	9,016	1,007
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.13	$15.21	$11.55	$18.71	$14.83	$11.44	$11.33
Value at end of period	$18.06	$17.13	$15.21	$11.55	$18.71	$14.83	$11.44
Number of accumulation units outstanding at end of period	7,689	16,382	13,327	15,208	11,188	3,432	9
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41	$7.20
Value at end of period	$16.72	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	2,449	23,982	15,536	10,458	2,968	2,667	1,310	794	338
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.16	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82	$11.74
Value at end of period	$13.04	$13.16	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82
Number of accumulation units outstanding at end of period	67,860	122,127	148,503	201,556	140,725	85,411	35,204	26,478	45,067	13,540

CFI 170

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17	$10.43
Value at end of period	$12.88	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17
Number of accumulation units outstanding at end of period	92,366	162,327	154,655	151,270	171,121	176,432	159,941
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51	$10.42
Value at end of period	$15.40	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	914	2,644	3,247	4,417	2,866	1,758	758
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74	$10.16
Value at end of period	$15.59	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	32,058	62,311	42,175	35,264	22,931	42,708	40,010	28,671	20,126	423
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.40	$9.04	$7.33	$11.30	$10.82	$10.02
Value at end of period	$9.87	$10.40	$9.04	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	2,583	4,254	3,976	5,149	4,466	861
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.24	$12.92	$7.80	$11.15	$10.60	$10.17
Value at end of period	$14.99	$15.24	$12.92	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	1,439	3,065	824	2,474	749	29
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.77	$9.20	$7.40	$11.13	$10.62	$9.67
Value at end of period	$10.16	$10.77	$9.20	$7.40	$11.13	$10.62
Number of accumulation units outstanding at end of period	12,299	42,601	39,088	40,053	29,503	40
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.05	$12.56	$10.71
Value at end of period	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	5,121	5,426	1,197
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.05	$8.14	$6.64	$8.95
Value at end of period	$9.20	$9.05	$8.14	$6.64
Number of accumulation units outstanding at end of period	10,391	4,273	8,501	3,219
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.06	$11.85	$10.06
Value at end of period	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	256	552	259
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.02	$12.85	$11.41
Value at end of period	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	2,835	2,065	1,732
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.22	$9.35
Value at end of period	$9.93	$10.22
Number of accumulation units outstanding at end of period	10	227

CFI 171

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.95	$8.74	$5.81
Value at end of period	$10.42	$10.95	$8.74
Number of accumulation units outstanding at end of period	1,918	1,506	2,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01	$7.80
Value at end of period	$10.92	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	1,414	6,340	5,325	4,579	1,553	1,065	883	310	795	177
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23	$13.447
Value at end of period	$21.59	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23
Number of accumulation units outstanding at end of period	10,780	22,782	20,351	19,452	22,423	27,545	24,615	21,355	26,389	23,170
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70	$10.57
Value at end of period	$11.61	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70
Number of accumulation units outstanding at end of period	18,831	42,487	36,672	35,051	21,984	56,247	425
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93	$10.71
Value at end of period	$11.19	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93
Number of accumulation units outstanding at end of period	27,622	57,814	55,673	50,385	28,205	41,051	61
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09	$11.08
Value at end of period	$11.16	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09
Number of accumulation units outstanding at end of period	26,337	100,990	77,040	76,062	29,796	17,858	2
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30	$10.91
Value at end of period	$11.11	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30
Number of accumulation units outstanding at end of period	11,737	35,152	25,893	21,630	8,193	9,507	9
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.67
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	36
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.54	$8.54	$6.93	$9.24
Value at end of period	$9.22	$9.54	$8.54	$6.93
Number of accumulation units outstanding at end of period	1,421	1,238	778	157
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.94	$10.99	$9.46	$11.46	$10.99	$10.38
Value at end of period	$11.88	$11.94	$10.99	$9.46	$11.46	$10.99
Number of accumulation units outstanding at end of period	4,132	3,324	2,104	713	5,658	8,586
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47	$11.04
Value at end of period	$14.36	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47
Number of accumulation units outstanding at end of period	27,964	6,872	7,254	7,714	5,817	3,859	856	1,173	2,464	2,987

CFI 172

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32	$9.734
Value at end of period	$11.86	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32
Number of accumulation units outstanding at end of period	18,683	24,487	23,921	26,263	21,401	24,535	2,399	1,087	3,045	2,511
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14	$10.195
Value at end of period	$12.86	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14
Number of accumulation units outstanding at end of period	12,883	15,938	18,737	19,694	23,631	11,345	2,383	878	525	1,352
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96	$10.66
Value at end of period	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	11,329	146,179	107,774	101,481	64,222	29,611	1,515
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48	$10.25
Value at end of period	$13.86	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48
Number of accumulation units outstanding at end of period	52,401	76,196	73,974	78,804	74,484	97,619	68,185
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77	$13.28
Value at end of period	$16.19	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77
Number of accumulation units outstanding at end of period	3,385	15,057	12,594	17,037	15,623	7,735	4,885	734
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58	$12.601
Value at end of period	$16.07	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58
Number of accumulation units outstanding at end of period	6,582	19,136	21,841	22,562	18,688	26,958	33,026	35,900	30,896	24,357
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46	$11.03
Value at end of period	$12.23	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	387	5,780	5,312	4,854	794	448	239
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.90	$8.25	$6.30	$10.20
Value at end of period	$7.77	$8.90	$8.25	$6.30
Number of accumulation units outstanding at end of period	21,567	33,476	33,496	31,936
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.42	$8.82	$6.72	$11.25	$11.08	$9.40
Value at end of period	$8.80	$9.42	$8.82	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	712	1,086	889	1,984	491	168
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.78	$12.48	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29	$11.973
Value at end of period	$11.87	$13.78	$12.48	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29
Number of accumulation units outstanding at end of period	6,694	12,183	15,709	15,425	10,884	18,924	20,336	18,051	18,219	13,889
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.27	$10.71	$10.21	$10.22
Value at end of period	$11.97	$11.27	$10.71	$10.21
Number of accumulation units outstanding at end of period	5,619	6,521	5,986	594
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.76	$10.46	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72	$10.378
Value at end of period	$11.36	$11.76	$10.46	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72
Number of accumulation units outstanding at end of period	5,686	11,193	19,450	18,341	12,525	22,157	18,013	19,509	17,592	14,360

CFI 173

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.71	$12.29	$12.15
Value at end of period	$12.74	$13.71	$12.29
Number of accumulation units outstanding at end of period	127	2,333	2
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.29	$8.12	$6.76	$11.87	$10.69	$10.15	$9.41	$8.91	$6.94	$9.255
Value at end of period	$8.48	$9.29	$8.12	$6.76	$11.87	$10.69	$10.15	$9.41	$8.91	$6.94
Number of accumulation units outstanding at end of period	2,621	9,375	8,019	7,630	8,726	10,980	8,376	3,821	3,991	4,262
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36	$7.605
Value at end of period	$10.37	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36
Number of accumulation units outstanding at end of period	6,563	12,998	11,527	9,414	10,643	10,710	2,882	2,255	1,758	3,976
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$23.26	$21.65	$17.36	$20.81	$19.00	$17.43
Value at end of period	$23.43	$23.26	$21.65	$17.36	$20.81	$19.00
Number of accumulation units outstanding at end of period	61	354	676	675	676	749
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$20.12	$16.13	$11.24	$20.15	$16.67	$14.53
Value at end of period	$19.66	$20.12	$16.13	$11.24	$20.15	$16.67
Number of accumulation units outstanding at end of period	28	166	317	317	318	423
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$20.02	$18.71	$16.67	$15.87	$15.04
Value at end of period	$21.18	$20.02	$18.71	$16.67	$15.87
Number of accumulation units outstanding at end of period	0	179	141	98	49
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06	$10.68	$8.18	$11.23
Value at end of period	$12.38	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06	$110.68	$8.18
Number of accumulation units outstanding at end of period	35	207	394	394	394	526	0	49,287	54,718	42,256
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.29	$11.58	$8.48	$15.47	$14.24	$11.87
Value at end of period	$11.36	$13.29	$11.58	$8.48	$15.47	$14.24
Number of accumulation units outstanding at end of period	57	336	640	640	640	566
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.92	$7.31	$5.33	$8.76	$10.28
Value at end of period	$8.32	$8.92	$7.31	$5.33	$8.76
Number of accumulation units outstanding at end of period	0	0	0	671	9
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.00	$10.38	$8.06	$12.15	$10.87	$11.01
Value at end of period	$12.07	$12.00	$10.38	$8.06	$12.15	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	16,844
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.29	$9.13	$7.17	$9.42
Value at end of period	$10.98	$11.29	$9.13	$7.17
Number of accumulation units outstanding at end of period	2,655	1,157	439	289

CFI 174

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36	$9.69
Value at end of period	$13.48	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	8,788	46,985	42,976	39,703	34,649	31,190	24,908	8,606	4,787	3,359
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.83	$8.92	$6.90	$11.40	$10.72	$9.20
Value at end of period	$10.41	$10.83	$8.92	$6.90	$11.40	$10.72
Number of accumulation units outstanding at end of period	956	5,820	4,614	3,155	366	13
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35	$9.70
Value at end of period	$14.65	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35
Number of accumulation units outstanding at end of period	2,951	12,906	11,815	11,733	7,183	6,167	3,375	1,714
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24	$21.85
Value at end of period	$63.82	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24
Number of accumulation units outstanding at end of period	6,336	26,964	24,570	25,538	28,850	13,280	7,451	2,295
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75	$11.23
Value at end of period	$13.02	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75
Number of accumulation units outstanding at end of period	3,594	5,216	4,593	3,898	3,567	1,228	90
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20	$10.54
Value at end of period	$11.88	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20
Number of accumulation units outstanding at end of period	16,004	35,451	28,380	23,113	13,490	5,840	957
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81	$10.60
Value at end of period	$15.34	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81
Number of accumulation units outstanding at end of period	16,471	59,406	46,670	38,861	22,183	10,465	4,241	93
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.51	$9.15	$5.28	$12.76	$11.08
Value at end of period	$7.98	$10.51	$9.15	$5.28	$12.76
Number of accumulation units outstanding at end of period	2,431	11,497	11,221	12,834	7,305
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67	$10.39
Value at end of period	$14.11	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67
Number of accumulation units outstanding at end of period	2,758	33,297	29,339	26,037	14,454	4,874	1,402	271
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.30	$8.31	$5.46	$9.88
Value at end of period	$8.74	$10.30	$8.31	$5.46
Number of accumulation units outstanding at end of period	584	10,709	4,016	1,374
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34	$15.69
Value at end of period	$27.58	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34
Number of accumulation units outstanding at end of period	8,695	54,530	40,252	38,562	32,448	10,989	4,884	142

CFI 175

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.55	$9.92	$8.71	$9.68
Value at end of period	$11.13	$10.55	$9.92	$8.71
Number of accumulation units outstanding at end of period	97	3,960	2,405	962
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84	$10.03
Value at end of period	$12.52	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84
Number of accumulation units outstanding at end of period	13,592	192,233	156,731	125,482	100,471	56,291	18,307	6,069
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.51
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	460
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.41	$8.41	$5.66	$10.50	$10.83
Value at end of period	$8.80	$10.41	$8.41	$5.66	$10.50
Number of accumulation units outstanding at end of period	2,447	8,038	4,078	2,310	791
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43	$9.50
Value at end of period	$13.70	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43
Number of accumulation units outstanding at end of period	2,156	27,833	16,337	17,196	19,435	3,261	2,251	23
WANGER USA
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79	$11.21
Value at end of period	$14.07	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79
Number of accumulation units outstanding at end of period	2,802	10,591	3,960	4,954	5,049	3,181	1,069
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84	$10.17
Value at end of period	$12.45	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84
Number of accumulation units outstanding at end of period	14,561	74,400	67,205	73,848	51,348	26,670	12,261	4,468
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47	$16.88
Value at end of period	$22.72	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47
Number of accumulation units outstanding at end of period	2,768	51,212	44,484	36,986	29,322	3,869	4,837	491

CFI 176

Condensed Financial Information (continued)

TABLE 20

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% EFFECTIVE DECEMBER 16, 2008 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009

ALGER GREEN FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$14.10	$13.12
Value at end of period	$13.24	$14.10
Number of accumulation units outstanding at end of period	1,260	1,260
AMANA GROWTH FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.09	$10.22
Value at end of period	$10.79	$11.09
Number of accumulation units outstanding at end of period	243	180
AMANA INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.06	$10.20
Value at end of period	$11.17	$11.06
Number of accumulation units outstanding at end of period	1,346	1,326
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.21	$11.43
Value at end of period	$12.55	$11.21
Number of accumulation units outstanding at end of period	735	726
ARIEL FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.57	$10.24
Value at end of period	$10.16	$11.57
Number of accumulation units outstanding at end of period	1,533	1,532
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.15	$7.76	$5.71
Value at end of period	$7.49	$8.15	$7.76
Number of accumulation units outstanding at end of period	269	119	98
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.74	$10.41
Value at end of period	$10.87	$11.74
Number of accumulation units outstanding at end of period	142	88
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.83
Value at end of period	$15.49
Number of accumulation units outstanding at end of period	24
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.38	$8.44	$6.92
Value at end of period	$9.72	$9.38	$8.44
Number of accumulation units outstanding at end of period	9,971	4,002	3,928

CFI 177

	Condensed Financial Information (continued)

	2011	2010	2009

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.05	$8.11
Value at end of period	$8.51	$9.05
Number of accumulation units outstanding at end of period	931	227
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.81	$8.12	$6.01
Value at end of period	$7.54	$8.81	$8.12
Number of accumulation units outstanding at end of period	21,284	6,541	5,848
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.83	$7.60	$5.83
Value at end of period	$8.53	$8.83	$7.60
Number of accumulation units outstanding at end of period	129,932	92,495	107,260
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.06	$7.06	$5.61
Value at end of period	$8.07	$8.06	$7.06
Number of accumulation units outstanding at end of period	90,073	72,686	82,677
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.07	$6.55	$5.26
Value at end of period	$8.01	$8.07	$6.55
Number of accumulation units outstanding at end of period	99,559	104,186	145,914
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.74	$6.91	$5.51
Value at end of period	$6.36	$7.74	$6.91
Number of accumulation units outstanding at end of period	7,452	7,459	8,248
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$10.33	$8.13	$6.35
Value at end of period	$9.85	$10.33	$8.13
Number of accumulation units outstanding at end of period	9,148	2,467	2,302
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.17	$8.12	$6.35
Value at end of period	$8.92	$9.17	$8.12
Number of accumulation units outstanding at end of period	872	341	341
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.06	$6.67	$5.63
Value at end of period	$5.47	$7.06	$6.67
Number of accumulation units outstanding at end of period	3,846	5,130	5,152
ING BALANCED PORTFOLIO
Value at beginning of period	$9.56	$8.45	$7.15
Value at end of period	$9.35	$9.56	$8.45
Number of accumulation units outstanding at end of period	108,258	118,052	136,813
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.54	$7.61	$5.83
Value at end of period	$9.66	$9.54	$7.61
Number of accumulation units outstanding at end of period	580	211	199

CFI 178

Condensed Financial Information (continued)

	2011	2010	2009

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.95	$8.44	$7.19
Value at end of period	$9.29	$8.95	$8.44
Number of accumulation units outstanding at end of period	824	943	943
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.64	$7.68	$6.12
Value at end of period	$8.45	$8.64	$7.68
Number of accumulation units outstanding at end of period	52,911	56,741	70,759
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$10.43	$8.88	$5.87
Value at end of period	$9.26	$10.43	$8.88
Number of accumulation units outstanding at end of period	1,840	1,840	1,784
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.28	$8.92	$6.68
Value at end of period	$9.66	$10.28	$8.92
Number of accumulation units outstanding at end of period	9,076	4,875	5,145
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.13	$7.20	$5.12
Value at end of period	$9.91	$9.13	$7.20
Number of accumulation units outstanding at end of period	362	123	89
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.62	$7.77	$6.12
Value at end of period	$8.15	$8.62	$7.77
Number of accumulation units outstanding at end of period	581	581	2,041
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.41	$8.19	$6.06
Value at end of period	$9.19	$10.41	$8.19
Number of accumulation units outstanding at end of period	512	601	571
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.79	$10.27	$8.52
Value at end of period	$12.12	$11.79	$10.27
Number of accumulation units outstanding at end of period	23,173	23,132	25,469
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.88	$8.19	$6.40
Value at end of period	$8.89	$9.88	$8.19
Number of accumulation units outstanding at end of period	3,698	3,695	5,867
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.93	$7.89	$6.11
Value at end of period	$8.82	$8.93	$7.89
Number of accumulation units outstanding at end of period	134,901	144,274	158,546
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.54	$7.56	$6.19
Value at end of period	$8.46	$8.54	$7.56
Number of accumulation units outstanding at end of period	25,770	13,230	14,310

CFI 179

Condensed Financial Information (continued)

	2011	2010	2009

ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$9.53	$7.88	$6.04
Value at end of period	$9.33	$9.53	$7.88
Number of accumulation units outstanding at end of period	29,610	14,349	17,408
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$9.34	$7.67	$6.20
Value at end of period	$9.19	$9.34	$7.67
Number of accumulation units outstanding at end of period	10,666	2,808	3,691
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$11.13	$10.22	$9.24
Value at end of period	$11.86	$11.13	$10.22
Number of accumulation units outstanding at end of period	10,042	10,057	13,615
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.08	$7.56	$5.99
Value at end of period	$7.03	$8.08	$7.56
Number of accumulation units outstanding at end of period	375	152	233
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.28	$7.17	$5.83
Value at end of period	$6.14	$7.28	$7.17
Number of accumulation units outstanding at end of period	2,668	2,670	2,916
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.79	$7.71	$6.14
Value at end of period	$8.53	$8.79	$7.71
Number of accumulation units outstanding at end of period	831	963	1,507
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.15	$9.12	$7.56
Value at end of period	$9.95	$10.15	$9.12
Number of accumulation units outstanding at end of period	58,004	65,559	75,093
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.24
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	21
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.94	$8.34	$5.20
Value at end of period	$8.05	$9.94	$8.34
Number of accumulation units outstanding at end of period	2,645	3,002	4,759
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.91	$8.13	$6.68
Value at end of period	$10.00	$9.91	$8.13
Number of accumulation units outstanding at end of period	948	948	948
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.41	$8.29	$6.63
Value at end of period	$10.18	$10.41	$8.29
Number of accumulation units outstanding at end of period	7	1	42

CFI 180

	Condensed Financial Information (continued)

	2011	2010	2009

ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	13,503
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.90	$7.52	$6.89
Value at end of period	$9.13	$8.90	$7.52
Number of accumulation units outstanding at end of period	15,606	4,279	4,280
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.10	$8.76
Value at end of period	$9.87	$10.10
Number of accumulation units outstanding at end of period	1,140	1,142
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.70	$8.91	$7.71
Value at end of period	$9.76	$9.70	$8.91
Number of accumulation units outstanding at end of period	488	487	487
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.35	$8.30	$6.61
Value at end of period	$9.86	$9.35	$8.30
Number of accumulation units outstanding at end of period	1,651	1,651	1,651
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.54	$8.93	$6.37
Value at end of period	$11.38	$11.54	$8.93
Number of accumulation units outstanding at end of period	1,554	626	3,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.23	$10.29	$10.35
Value at end of period	$10.14	$10.23	$10.29
Number of accumulation units outstanding at end of period	15,579	13,456	11,278
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.16	$7.96	$5.88
Value at end of period	$8.34	$9.16	$7.96
Number of accumulation units outstanding at end of period	33,065	33,023	37,240
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.89	$11.39	$7.90
Value at end of period	$13.34	$12.89	$11.39
Number of accumulation units outstanding at end of period	294	543	1,303
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.13	$11.38	$10.28
Value at end of period	$12.41	$12.13	$11.38
Number of accumulation units outstanding at end of period	8,032	3,387	4,954
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.06	$7.87	$6.57
Value at end of period	$8.60	$9.06	$7.87
Number of accumulation units outstanding at end of period	416	303	216

CFI 181

	Condensed Financial Information (continued)

	2011	2010	2009

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.58	$11.52	$7.09
Value at end of period	$13.37	$13.58	$11.52
Number of accumulation units outstanding at end of period	545	1,041	700
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.30	$7.94	$6.52
Value at end of period	$8.77	$9.30	$7.94
Number of accumulation units outstanding at end of period	4,187	4,641	5,057
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.05	$12.56	$10.71
Value at end of period	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	571	95	1,119
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.10	$8.19	$6.95
Value at end of period	$9.25	$9.10	$8.19
Number of accumulation units outstanding at end of period	1,020	604	447
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.06	$11.85	$10.06
Value at end of period	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	807	724	325
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.02	$12.85	$11.41
Value at end of period	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	380	420	419
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.61
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	29
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.80	$8.24	$6.34
Value at end of period	$10.80	$10.80	$8.24
Number of accumulation units outstanding at end of period	84	84	84
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$10.30	$8.35	$6.61
Value at end of period	$9.95	$10.30	$8.35
Number of accumulation units outstanding at end of period	2,797	2,497	1,910
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.61	$8.71	$7.25
Value at end of period	$9.45	$9.61	$8.71
Number of accumulation units outstanding at end of period	136,683	60,049	74,784
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.07	$8.04	$6.56
Value at end of period	$8.71	$9.07	$8.04
Number of accumulation units outstanding at end of period	186,519	175,224	172,291

CFI 182

Condensed Financial Information (continued)

	2011	2010	2009

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.85	$7.79	$6.26
Value at end of period	$8.36	$8.85	$7.79
Number of accumulation units outstanding at end of period	190,362	162,701	184,057
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.57	$7.51	$5.98
Value at end of period	$8.06	$8.57	$7.51
Number of accumulation units outstanding at end of period	112,510	103,452	118,926
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.14
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	151
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.59	$8.58	$6.41
Value at end of period	$9.27	$9.59	$8.58
Number of accumulation units outstanding at end of period	164	80	56
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.46	$9.63	$8.30
Value at end of period	$10.40	$10.46	$9.63
Number of accumulation units outstanding at end of period	8,636	21,775	20,298
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.08
Value at end of period	$9.95
Number of accumulation units outstanding at end of period	129
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$9.82	$8.92	$7.64
Value at end of period	$9.91	$9.82	$8.92
Number of accumulation units outstanding at end of period	5,610	5,923	8,881
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$8.78	$7.84	$6.32
Value at end of period	$8.45	$8.78	$7.84
Number of accumulation units outstanding at end of period	25,629	26,435	34,652
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.26	$8.34	$6.90
Value at end of period	$9.12	$9.26	$8.34
Number of accumulation units outstanding at end of period	15,215	18,946	22,666
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.65	$9.43	$7.31
Value at end of period	$10.86	$10.65	$9.43
Number of accumulation units outstanding at end of period	57,281	5,924	5,989
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.25	$8.05	$5.78
Value at end of period	$9.79	$10.25	$8.05
Number of accumulation units outstanding at end of period	49,255	53,235	65,801

CFI 183

	Condensed Financial Information (continued)

	2011	2010	2009

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.82	$7.74	$6.41
Value at end of period	$8.66	$8.82	$7.74
Number of accumulation units outstanding at end of period	10,512	10,508	11,583
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.27	$8.00	$5.87
Value at end of period	$9.08	$9.27	$8.00
Number of accumulation units outstanding at end of period	30,682	30,394	39,602
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.60	$6.74	$5.12
Value at end of period	$6.61	$7.60	$6.74
Number of accumulation units outstanding at end of period	350	852	1,208
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.96	$8.30	$6.40
Value at end of period	$7.81	$8.96	$8.30
Number of accumulation units outstanding at end of period	1,167	748	1,396
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.29	$7.76	$5.35
Value at end of period	$7.74	$8.29	$7.76
Number of accumulation units outstanding at end of period	988	214	123
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.09	$8.23	$5.91
Value at end of period	$7.82	$9.09	$8.23
Number of accumulation units outstanding at end of period	28,477	29,577	32,086
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.33	$10.77	$10.23
Value at end of period	$12.04	$11.33	$10.77
Number of accumulation units outstanding at end of period	156	118	80
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.44	$7.51	$5.95
Value at end of period	$8.15	$8.44	$7.51
Number of accumulation units outstanding at end of period	16,097	16,398	17,310
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.11
Value at end of period	$12.74
Number of accumulation units outstanding at end of period	63
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.69	$6.72	$5.60
Value at end of period	$7.02	$7.69	$6.72
Number of accumulation units outstanding at end of period	10,386	10,894	11,731
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.49	$8.74	$6.87
Value at end of period	$9.39	$9.49	$8.74
Number of accumulation units outstanding at end of period	12,260	12,119	14,173

CFI 184

	Condensed Financial Information (continued)

	2011	2010	2009

JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.10	$8.02	$6.11
Value at end of period	$8.54	$9.10	$8.02
Number of accumulation units outstanding at end of period	220	220	220
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.04
Value at end of period	$8.88
Number of accumulation units outstanding at end of period	66
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.99	$8.65	$6.37
Value at end of period	$10.05	$9.99	$8.65
Number of accumulation units outstanding at end of period	28,941	6,340	7,377
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.07
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	113
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$8.93	$7.19	$5.73
Value at end of period	$8.50	$8.93	$7.19
Number of accumulation units outstanding at end of period	1,781	1,615	1,614
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.68
Value at end of period	$9.22
Number of accumulation units outstanding at end of period	380
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.61	$9.22	$5.42
Value at end of period	$9.42	$11.61	$9.22
Number of accumulation units outstanding at end of period	26,455	7,830	9,477
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.76	$7.98	$6.05
Value at end of period	$9.46	$9.76	$7.98
Number of accumulation units outstanding at end of period	2,473	2,246	3,428
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.21	$8.31	$7.05
Value at end of period	$8.96	$9.21	$8.31
Number of accumulation units outstanding at end of period	7,504	1,857	1,527
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.01	$11.21	$9.43
Value at end of period	$13.30	$12.01	$11.21
Number of accumulation units outstanding at end of period	696	840	919
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.20	$7.14	$4.36
Value at end of period	$6.23	$8.20	$7.14
Number of accumulation units outstanding at end of period	3,510	2,032	2,032

CFI 185

	Condensed Financial Information (continued)

	2011	2010	2009

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.81	$10.09	$6.49
Value at end of period	$11.51	$11.81	$10.09
Number of accumulation units outstanding at end of period	5,426	6,049	6,036
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.35	$8.36	$5.61
Value at end of period	$8.79	$10.35	$8.36
Number of accumulation units outstanding at end of period	968	869	855
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.96	$12.50	$10.72
Value at end of period	$13.51	$13.96	$12.50
Number of accumulation units outstanding at end of period	8,073	4,661	4,690
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.60	$9.98	$9.75
Value at end of period	$11.19	$10.60	$9.98
Number of accumulation units outstanding at end of period	214	22	22
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.79	$7.89	$6.12
Value at end of period	$8.28	$8.79	$7.89
Number of accumulation units outstanding at end of period	75,074	44,743	51,394
WANGER INTERNATIONAL
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.41	$7.60	$4.77
Value at end of period	$7.96	$9.41	$7.60
Number of accumulation units outstanding at end of period	242	0	68
WANGER SELECT
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.95	$7.93	$4.99
Value at end of period	$8.12	$9.95	$7.93
Number of accumulation units outstanding at end of period	2,761	2,762	2,710
WANGER USA
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.06	$8.23	$5.98
Value at end of period	$9.63	$10.06	$8.23
Number of accumulation units outstanding at end of period	353	353	353
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.54	$7.60	$6.58
Value at end of period	$9.05	$8.54	$7.60
Number of accumulation units outstanding at end of period	4,557	4,494	5,578
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.04	$8.26	$6.50
Value at end of period	$9.73	$10.04	$8.26
Number of accumulation units outstanding at end of period	2,030	1,868	1,869

CFI 186

Condensed Financial Information (continued)

TABLE 21

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.09	$12.98	$10.11
Value at end of period	$13.22	$14.09	$12.98
Number of accumulation units outstanding at end of period	5,954	5,973	1,120
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.05	$9.62	$8.02
Value at end of period	$10.74	$11.05	$9.62
Number of accumulation units outstanding at end of period	65,873	52,828	18,888
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.01	$9.91	$8.41
Value at end of period	$11.12	$11.01	$9.91
Number of accumulation units outstanding at end of period	103,855	67,671	27,634
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.20	$10.72	$10.02
Value at end of period	$12.53	$11.20	$10.72
Number of accumulation units outstanding at end of period	94,773	39,910	23,654
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.56	$10.46
Value at end of period	$10.15	$11.56
Number of accumulation units outstanding at end of period	9,880	7,375
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.37	$7.98	$5.76	$9.31
Value at end of period	$7.69	$8.37	$7.98	$5.76
Number of accumulation units outstanding at end of period	22,314	12,494	10,664	1,182
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.74	$9.46
Value at end of period	$10.86	$11.74
Number of accumulation units outstanding at end of period	28,312	8,689
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.71	$12.62	$10.16
Value at end of period	$15.47	$15.71	$12.62
Number of accumulation units outstanding at end of period	13,668	11,021	339
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80	$14.715
Value at end of period	$18.09	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80
Number of accumulation units outstanding at end of period	104,489	107,928	110,585	117,437	178,681	91,516	110,974	52,199	81,001	77,039

CFI 187

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.97
Value at end of period	$9.47
Number of accumulation units outstanding at end of period	2,045
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.98	$7.80	$6.18	$8.99
Value at end of period	$8.45	$8.98	$7.80	$6.18
Number of accumulation units outstanding at end of period	33,157	22,439	18,922	12,592
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.72	$7.98	$6.09	$8.97
Value at end of period	$9.21	$9.72	$7.98	$6.09
Number of accumulation units outstanding at end of period	12,903	11,918	4,624	1,682
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47	$9.99
Value at end of period	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47
Number of accumulation units outstanding at end of period	606,669	568,796	548,200	450,089	402,398	148,502	65,346	29,104
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82	$17.614
Value at end of period	$29.50	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82
Number of accumulation units outstanding at end of period	1,130,087	1,120,823	1,150,736	4,412,465	4,751,978	3,947,272	3,733,726	771,059	733,980	639,593
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30	$16.166
Value at end of period	$19.90	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30
Number of accumulation units outstanding at end of period	555,901	616,365	686,820	721,774	1,062,228	692,977	697,110	568,436	534,835	463,075
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87	$17.147
Value at end of period	$18.12	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87
Number of accumulation units outstanding at end of period	547,005	574,550	631,481	635,450	1,024,423	647,439	831,960	707,614	829,140	811,549
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19	$11.633
Value at end of period	$15.10	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19
Number of accumulation units outstanding at end of period	49,021	53,685	61,282	66,559	188,634	131,284	121,639	91,364	48,527	29,735
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.307
Value at end of period	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26
Number of accumulation units outstanding at end of period	205,528	201,779	189,715	156,837	167,236	92,784	152,127	113,358	71,086	39,468
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.11	$8.07	$6.11	$10.08
Value at end of period	$8.85	$9.11	$8.07	$6.11
Number of accumulation units outstanding at end of period	225,832	191,775	160,449	49,533
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10	$10.05
Value at end of period	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	36,572	34,471	26,670	1,194,534	1,075,558	1,090,948	1,082,078	35,545	13,130	1,360
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.90	$13.13	$11.02	$19.75	$17.12	$13.38	$11.71	$9.85
Value at end of period	$10.76	$13.90	$13.13	$11.02	$19.75	$17.12	$13.38	$11.71
Number of accumulation units outstanding at end of period	90,770	102,867	112,019	103,801	115,858	29,032	20,784	6,606

CFI 188

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BALANCED PORTFOLIO
Value at beginning of period	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31	$16.112
Value at end of period	$19.97	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31
Number of accumulation units outstanding at end of period	527,000	491,525	553,155	834,263	1,175,116	643,741	667,243	349,405	485,183	485,662
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70	$9.84
Value at end of period	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70
Number of accumulation units outstanding at end of period	160,645	149,283	148,266	1,047,522	1,137,369	1,130,536	1,132,614	56,330	20,763	4,066
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23	$10.29
Value at end of period	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	34,716	31,384	41,979	24,790	22,099	12,324	4,286
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.19	$8.17	$6.32	$10.44	$10.69
Value at end of period	$8.99	$9.19	$8.17	$6.32	$10.44
Number of accumulation units outstanding at end of period	281,372	298,691	336,255	326,604	633,420
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.36	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.456
Value at end of period	$4.76	$5.36	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59
Number of accumulation units outstanding at end of period	255,801	273,609	289,015	273,112	436,326	327,408	377,882	356,885	413,691	180,750
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.24	$8.89	$6.71	$9.74
Value at end of period	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	170,654	156,125	160,570	135,153
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.43	$8.23	$6.12	$10.04	$12.32	$10.02
Value at end of period	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	180,241	160,633	128,570	87,635	85,159	36,388
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.30	$8.30	$6.72	$10.29	$10.09	$9.19
Value at end of period	$9.93	$10.30	$8.30	$6.72	$10.29	$10.09
Number of accumulation units outstanding at end of period	14,256	12,152	7,321	2,275	5,823	28
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94	$10.95
Value at end of period	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94
Number of accumulation units outstanding at end of period	48,548	45,046	38,406	30,188	38,922	19,911	14,936	19,333	14,233	451
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$10.26
Value at end of period	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	138,895	117,462	90,157	56,934	46,107	26,450	9,186
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14	$10.00
Value at end of period	$13.94	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14
Number of accumulation units outstanding at end of period	435,066	467,090	532,418	530,219	759,653	449,205	502,892

CFI 189

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.95	$10.75	$7.89	$13.51	$9.69
Value at end of period	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	453,274	455,641	459,391	438,296	447,397
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.24	$10.08
Value at end of period	$10.89	$10.24
Number of accumulation units outstanding at end of period	15,855	7,266
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31	$13.874
Value at end of period	$15.86	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31
Number of accumulation units outstanding at end of period	1,861,396	1,862,272	1,839,332	2,037,144	2,818,397	1,400,434	1,962,636	1,979,763	2,504,149	2,717,004
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89	$17.869
Value at end of period	$19.87	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89
Number of accumulation units outstanding at end of period	507,393	485,147	568,955	620,994	855,618	597,206	749,446	623,073	676,178	583,692
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534
Value at end of period	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66
Number of accumulation units outstanding at end of period	433,512	457,951	487,393	1,877,948	2,087,844	1,799,491	1,854,855	402,880	334,282	265,296
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696
Value at end of period	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20
Number of accumulation units outstanding at end of period	247,590	261,623	280,673	301,783	382,587	241,472	285,564	241,959	191,912	168,927
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.51	$11.26
Value at end of period	$10.93	$11.51
Number of accumulation units outstanding at end of period	853	53
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90	$13.883
Value at end of period	$20.93	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90
Number of accumulation units outstanding at end of period	571,135	582,574	604,395	2,994,466	2,974,277	1,814,045	1,084,691	526,519	506,342	526,766
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.02	$7.51	$5.93	$9.20
Value at end of period	$6.98	$8.02	$7.51	$5.93
Number of accumulation units outstanding at end of period	125,263	119,799	138,315	564
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.555
Value at end of period	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01
Number of accumulation units outstanding at end of period	80,877	95,677	102,122	3,508,368	3,676,407	3,106,128	2,394,887	66,697	50,505	21,576
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32	$9.53
Value at end of period	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	116,819	129,081	128,229	114,381	253,925	215,373	177,805	67,854	33,092	6,264
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10	$10.16
Value at end of period	$12.79	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10
Number of accumulation units outstanding at end of period	836,002	891,748	994,240	954,044	1,488,393	848,718	887,069

CFI 190

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07	$10.48
Value at end of period	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	99,288	88,641	68,250	60,709	54,252	21,749	12,180
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$10.14
Value at end of period	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	88,188	90,075	83,699	74,366	109,778	29,475	6,921
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19	$9.64
Value at end of period	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	116,403	105,887	115,804	77,267	91,115	59,140	58,226	34,196	17,547	3,891
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32	$10.65
Value at end of period	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32
Number of accumulation units outstanding at end of period	49,291	44,618	44,773	13,020	12,579	3,640	197
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	384,155
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	1,190,520	646,828	646,775	640,957	729,986
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.02	$8.42	$6.58	$10.23
Value at end of period	$9.79	$10.02	$8.42	$6.58
Number of accumulation units outstanding at end of period	24,499	22,533	56,909	57,858
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.00	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97	$11.21
Value at end of period	$15.09	$15.00	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97
Number of accumulation units outstanding at end of period	159,425	166,406	167,344	107,237	146,291	110,953	122,826	72,199	16,439
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.75
Value at end of period	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	140,646	123,168	124,272	110,758	147,063	20,426	9,214
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95	$9.458
Value at end of period	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95
Number of accumulation units outstanding at end of period	104,620	89,864	62,179	62,519	59,687	33,121	38,695	36,782	14,926	1,685
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75	$12.666
Value at end of period	$14.00	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75
Number of accumulation units outstanding at end of period	707,063	647,497	815,873	3,316,496	2,504,027	1,307,563	971,457	410,423	599,767	598,539

CFI 191

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17	$10.13
Value at end of period	$12.84	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17
Number of accumulation units outstanding at end of period	1,437,522	1,539,634	1,783,716	1,893,045	2,768,200	1,776,077	1,911,047
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50	$10.30
Value at end of period	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	54,082	56,297	39,078	16,990	24,096	13,165	2,243
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.17
Value at end of period	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	682,479	650,681	560,537	379,649	391,018	259,805	280,724	222,087	185,400	64,232
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.38	$9.02	$7.32	$11.29	$10.82	$9.57
Value at end of period	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	78,529	77,966	72,682	63,777	69,515	2,367
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.20	$12.89	$7.79	$11.14	$10.60	$9.89
Value at end of period	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	78,885	66,399	68,839	31,966	31,112	2,268
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.75	$9.18	$7.39	$11.12	$10.62	$9.75
Value at end of period	$10.14	$10.75	$9.18	$7.39	$11.12	$10.62
Number of accumulation units outstanding at end of period	192,142	216,259	240,595	221,747	300,906	115
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.03	$12.56	$10.70
Value at end of period	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	35,479	22,867	17,574
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.04	$8.14	$6.64	$9.38
Value at end of period	$9.19	$9.04	$8.14	$6.64
Number of accumulation units outstanding at end of period	94,922	84,470	51,257	2,112
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.05	$11.85	$10.06
Value at end of period	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	7,392	7,740	8,095
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.01	$12.84	$11.41
Value at end of period	$15.51	$16.01	$12.84
Number of accumulation units outstanding at end of period	17,781	17,516	14,537
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.20	$8.23	$5.93	$10.07
Value at end of period	$9.92	$10.20	$8.23	$5.93
Number of accumulation units outstanding at end of period	35,014	24,888	12,373	8,928

CFI 192

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.93	$8.73	$6.96	$10.22
Value at end of period	$10.40	$10.93	$8.73	$6.96
Number of accumulation units outstanding at end of period	17,258	10,983	7,676	7,368
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$8.958
Value at end of period	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00
Number of accumulation units outstanding at end of period	72,009	63,400	66,416	51,117	58,940	14,035	14,873	10,741	22,817	5,218
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342
Value at end of period	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71
Number of accumulation units outstanding at end of period	137,528	145,177	161,075	159,680	201,172	117,019	140,177	138,534	185,488	154,146
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70	$10.30
Value at end of period	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70
Number of accumulation units outstanding at end of period	577,807	515,410	291,959	165,606	150,470	87,654	58,032
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93	$10.31
Value at end of period	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	695,461	591,337	423,806	257,129	226,104	113,866	69,241
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09	$10.17
Value at end of period	$11.12	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09
Number of accumulation units outstanding at end of period	445,355	353,891	259,975	155,507	178,984	98,929	43,512
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30	$10.40
Value at end of period	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30
Number of accumulation units outstanding at end of period	353,672	289,926	223,054	129,545	95,846	40,245	13,599
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.55	$9.80
Value at end of period	$10.85	$11.55
Number of accumulation units outstanding at end of period	10,336	2,134
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.53	$8.53	$6.93	$7.12
Value at end of period	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	13,115	7,484	5,444	2,050
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32	$10.19
Value at end of period	$11.84	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32
Number of accumulation units outstanding at end of period	69,908	75,270	52,353	20,664	48,339	2,825	3,151
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.04	$9.12	$7.65	$9.57
Value at end of period	$9.88	$10.04	$9.12	$7.65
Number of accumulation units outstanding at end of period	13,539	10,315	613	18

CFI 193

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22	$13.954
Value at end of period	$18.06	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22
Number of accumulation units outstanding at end of period	73,152	75,342	85,628	93,026	96,446	72,182	64,880	46,656	44,192	31,712
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74	$13.745
Value at end of period	$16.66	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74
Number of accumulation units outstanding at end of period	136,485	149,984	155,921	137,773	172,905	114,465	115,381	92,192	87,532	64,758
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21	$13.623
Value at end of period	$17.10	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21
Number of accumulation units outstanding at end of period	173,264	183,254	154,712	149,655	195,630	139,534	143,496	75,783	78,121	48,154
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.16
Value at end of period	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	1,109,412	993,634	743,343	478,584	406,760	104,198	52,630
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48	$9.89
Value at end of period	$13.83	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48
Number of accumulation units outstanding at end of period	757,469	812,340	915,364	971,117	1,639,397	1,147,116	1,243,094
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95	$10.73
Value at end of period	$16.10	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95
Number of accumulation units outstanding at end of period	163,826	149,773	137,155	4,028,893	3,423,229	2,884,290	1,942,379	47,173	3,114
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66	$17.98
Value at end of period	$22.81	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66
Number of accumulation units outstanding at end of period	373,676	386,349	387,445	774,473	1,050,005	779,166	944,865	366,063	380,043	329,144
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$10.20
Value at end of period	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	38,822	32,148	37,990	31,614	37,301	10,929	651
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.89	$8.24	$6.30	$10.20
Value at end of period	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	275,242	295,684	323,241	378,455
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.39	$8.80	$6.72	$11.24	$11.08	$9.72
Value at end of period	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	58,931	52,133	45,805	35,988	29,564	8,137
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.41	$16.69	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12	$16.07
Value at end of period	$15.85	$18.41	$16.69	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12
Number of accumulation units outstanding at end of period	113,522	119,986	148,286	165,117	267,336	170,795	215,617	171,617	234,751	251,887
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.25	$10.70	$10.21	$9.79
Value at end of period	$11.95	$11.25	$10.70	$10.21
Number of accumulation units outstanding at end of period	36,942	16,755	9,146	1,848

CFI 194

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.02	$10.57	$7.06
Value at end of period	$12.12	$12.02	$10.57
Number of accumulation units outstanding at end of period	2,666	1,907	1,054
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.93	$9.73	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21	$9.686
Value at end of period	$10.55	$10.93	$9.73	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21
Number of accumulation units outstanding at end of period	245,727	267,839	287,225	324,279	481,970	286,179	313,718	251,554	284,369	339,751
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.70	$12.29	$9.90
Value at end of period	$12.72	$13.70	$12.29
Number of accumulation units outstanding at end of period	12,716	11,632	4,526
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.24	$8.07	$6.73	$11.82	$10.65	$10.12	$9.38	$8.88	$6.92	$9.242
Value at end of period	$8.43	$9.24	$8.07	$6.73	$11.82	$10.65	$10.12	$9.38	$8.88	$6.92
Number of accumulation units outstanding at end of period	149,555	158,568	169,400	162,909	249,517	185,633	117,499	76,699	91,829	78,026
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35	$7.595
Value at end of period	$10.31	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35
Number of accumulation units outstanding at end of period	176,657	192,819	237,934	215,266	302,278	196,001	133,038	120,404	151,077	136,853
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00	$20.505
Value at end of period	$33.30	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00
Number of accumulation units outstanding at end of period	150	151	101	102	424	33	91	360,479	529,490	490,513
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11	$12.765
Value at end of period	$21.49	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11
Number of accumulation units outstanding at end of period	162	162	237	152	201	93	145	734,813	1,055,673	1,127,432
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51	$17.00	$16.14	$14.745
Value at end of period	$25.80	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51	$17.00	$16.14
Number of accumulation units outstanding at end of period	0	27	24	21	147	0	21	146,979	165,590	168,750
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$18.72	$16.50	$12.22	$20.46	$17.95	$16.27	$15.75	$15.21	$11.66	$16.01
Value at end of period	$17.56	$18.72	$16.50	$12.22	$20.46	$17.95	$16.27	$15.75	$15.21	$11.66
Number of accumulation units outstanding at end of period	72	72	89	89	140	72	127	225,861	434,594	434,511
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55	$18.367
Value at end of period	$16.88	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55
Number of accumulation units outstanding at end of period	77	77	77	67	205	51	51	596,642	827,666	955,823
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.90	$7.30	$5.33	$8.75	$10.32
Value at end of period	$8.30	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	9,563	8,407	5,578	1,965	249
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.27	$9.12	$7.16	$9.12
Value at end of period	$10.96	$11.27	$9.12	$7.16
Number of accumulation units outstanding at end of period	27,054	19,058	14,221	1,035

CFI 195

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.354
Value at end of period	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36
Number of accumulation units outstanding at end of period	253,651	264,738	272,007	1,641,822	2,034,924	1,878,475	2,016,006	136,721	79,608	41,715
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.80	$8.90	$6.89	$11.39	$10.72	$9.17
Value at end of period	$10.38	$10.80	$8.90	$6.89	$11.39	$10.72
Number of accumulation units outstanding at end of period	46,799	45,564	30,140	27,716	22,405	9,478
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34	$10.10
Value at end of period	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34
Number of accumulation units outstanding at end of period	292,743	285,859	232,590	147,639	124,507	40,699	32,425	17,217
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17	$20.52
Value at end of period	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17
Number of accumulation units outstanding at end of period	171,874	182,477	171,985	149,476	174,636	57,800	54,578	16,282
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$24.15	$21.02	$15.18	$25.63	$24.34	$20.88	$18.44	$15.62	$11.02	$14.29
Value at end of period	$21.94	$24.15	$21.02	$15.18	$25.63	$24.34	$20.88	$18.44	$15.62	$11.02
Number of accumulation units outstanding at end of period	181	199	183	130	154	26	26	450,892	351,195	239,087
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.15	$16.81	$14.28	$16.81	$15.71
Value at end of period	$19.13	$19.15	$16.81	$14.28	$16.81
Number of accumulation units outstanding at end of period	0	32	29	25	187
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75	$10.23
Value at end of period	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75
Number of accumulation units outstanding at end of period	51,093	45,193	42,136	30,484	29,331	6,923	1,097
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70	$9.68
Value at end of period	$11.81	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70
Number of accumulation units outstanding at end of period	245,228	239,971	246,057	239,657	233,498	27,690	36,704	21,430
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80	$10.24
Value at end of period	$15.28	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80
Number of accumulation units outstanding at end of period	352,020	318,137	288,203	258,944	178,686	64,562	68,440	21,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.49	$9.13	$5.28	$12.76	$10.43
Value at end of period	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	132,934	140,305	162,854	110,979	91,433
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67	$9.82
Value at end of period	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67
Number of accumulation units outstanding at end of period	80,694	87,979	90,536	85,880	102,400	22,005	18,325	8,526

CFI 196

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.28	$8.31	$5.46	$8.94
Value at end of period	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	34,596	24,840	25,038	3,508
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63	$10.05
Value at end of period	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63
Number of accumulation units outstanding at end of period	699,955	629,963	588,105	415,129	349,900	74,255	48,350	14,153
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.53	$9.91	$8.71	$9.99
Value at end of period	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	98,158	78,000	54,367	12,918
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84	$9.78
Value at end of period	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84
Number of accumulation units outstanding at end of period	1,014,665	939,233	866,848	685,933	629,297	180,282	149,623	65,090
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.70
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	43,049
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.39	$8.39	$5.66	$10.50	$10.05
Value at end of period	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	96,495	64,560	51,832	25,579	18,701
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43	$10.06
Value at end of period	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43
Number of accumulation units outstanding at end of period	229,080	239,449	206,584	166,318	169,924	29,182	20,440	9,284
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60	$10.12
Value at end of period	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60
Number of accumulation units outstanding at end of period	79,950	66,340	57,776	59,083	72,113	18,943	19,924	10,661
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84	$9.82
Value at end of period	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84
Number of accumulation units outstanding at end of period	430,567	403,204	388,051	317,989	401,176	107,251	106,749	39,518
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56	$12.556
Value at end of period	$22.60	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56
Number of accumulation units outstanding at end of period	95,390	101,238	113,857	105,233	144,947	59,348	72,797	48,298	23,843	23,312

CFI 197

Condensed Financial Information (continued)

TABLE 22

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.07	$12.98	$9.97
Value at end of period	$13.21	$14.07	$12.98
Number of accumulation units outstanding at end of period	25,734	20,222	15,707
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.03	$9.61	$7.74
Value at end of period	$10.72	$11.03	$9.61
Number of accumulation units outstanding at end of period	1,059,046	568,786	157,239
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.00	$9.90	$8.13
Value at end of period	$11.10	$11.00	$9.90
Number of accumulation units outstanding at end of period	802,324	600,684	207,888
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$30.99	$27.50	$23.62	$36.60	$37.17	$33.60
Value at end of period	$31.52	$30.99	$27.50	$23.62	$36.60	$37.17
Number of accumulation units outstanding at end of period	289	138	298	280	164	18
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.19	$10.71	$10.13
Value at end of period	$12.52	$11.19	$10.71
Number of accumulation units outstanding at end of period	419,596	218,797	117,956
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.56	$9.33
Value at end of period	$10.15	$11.56
Number of accumulation units outstanding at end of period	21,326	14,349
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.35	$7.96	$5.76	$10.37
Value at end of period	$7.67	$8.35	$7.96	$5.76
Number of accumulation units outstanding at end of period	67,626	37,025	50,777	9,978
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.73	$9.63
Value at end of period	$10.85	$11.73
Number of accumulation units outstanding at end of period	151,639	75,770
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.70	$12.62	$11.43
Value at end of period	$15.45	$15.70	$12.62
Number of accumulation units outstanding at end of period	46,800	42,611	992

CFI 198

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76	$14.673
Value at end of period	$17.94	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76
Number of accumulation units outstanding at end of period	267,842	298,260	297,680	274,306	296,590	404,870	385,129	409,056	381,327	322,872
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.94
Value at end of period	$9.47
Number of accumulation units outstanding at end of period	14,335
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.97	$7.79	$6.18	$8.64
Value at end of period	$8.43	$8.97	$7.79	$6.18
Number of accumulation units outstanding at end of period	79,646	54,816	31,964	25,313
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.70	$7.97	$6.09	$10.27
Value at end of period	$9.20	$9.70	$7.97	$6.09
Number of accumulation units outstanding at end of period	75,847	67,227	57,737	44,364
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47	$9.60
Value at end of period	$14.65	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	2,878,122	2,929,335	3,019,894	2,509,419	2,562,446	1,748,284	1,007,889	362,008
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76	$17.564
Value at end of period	$29.27	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76
Number of accumulation units outstanding at end of period	3,164,441	3,229,521	3,764,165	3,541,960	3,808,007	3,678,668	3,216,567	4,557,463	4,661,112	3,146,947
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25	$16.12
Value at end of period	$19.75	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25
Number of accumulation units outstanding at end of period	1,127,906	1,228,889	1,395,516	1,319,771	1,406,150	1,481,556	1,483,670	1,606,502	1,440,035	1,094,669
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83	$17.099
Value at end of period	$17.98	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83
Number of accumulation units outstanding at end of period	1,616,655	1,635,220	1,827,870	1,795,844	1,901,930	2,034,215	2,208,212	2,761,409	2,905,115	2,375,321
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16	$11.60
Value at end of period	$14.98	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16
Number of accumulation units outstanding at end of period	109,027	103,797	135,526	136,696	162,784	137,900	159,581	193,880	226,727	88,737
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26	$11.53
Value at end of period	$18.34	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26
Number of accumulation units outstanding at end of period	713,462	759,913	770,867	708,476	746,694	739,499	678,628	602,592	325,065	221,101
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.10	$8.06	$6.11	$10.21
Value at end of period	$8.84	$9.10	$8.06	$6.11
Number of accumulation units outstanding at end of period	649,765	670,832	501,928	172,816
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10	$10.12
Value at end of period	$17.32	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10
Number of accumulation units outstanding at end of period	396,015	369,216	278,723	186,081	186,273	203,041	212,012	1,020,332	69,708	16,450

CFI 199

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.85	$13.09	$11.00	$19.71	$17.09	$13.36	$11.70	$9.66
Value at end of period	$10.72	$13.85	$13.09	$11.00	$19.71	$17.09	$13.36	$11.70
Number of accumulation units outstanding at end of period	359,502	441,519	598,064	599,153	653,720	419,853	121,727	25,373
ING BALANCED PORTFOLIO
Value at beginning of period	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27	$16.067
Value at end of period	$19.82	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27
Number of accumulation units outstanding at end of period	883,575	988,621	1,132,032	1,221,727	1,524,448	2,196,237	2,530,075	3,044,880	3,294,262	3,100,422
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70	$9.98
Value at end of period	$18.31	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70
Number of accumulation units outstanding at end of period	491,852	522,484	631,247	554,433	628,758	546,080	492,195	1,200,900	142,764	24,110
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.10	$11.42	$9.61	$13.60	$12.66	$11.22	$10.25
Value at end of period	$12.54	$12.10	$11.42	$9.61	$13.60	$12.66	$11.22
Number of accumulation units outstanding at end of period	128,962	124,869	143,977	118,802	69,439	62,966	29,858
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.18	$8.16	$6.31	$10.44	$10.69
Value at end of period	$8.97	$9.18	$8.16	$6.31	$10.44
Number of accumulation units outstanding at end of period	885,779	890,639	925,793	917,951	989,041
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.34	$4.55	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59	$4.453
Value at end of period	$4.73	$5.34	$4.55	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59
Number of accumulation units outstanding at end of period	1,134,019	1,005,789	1,051,242	875,161	1,227,470	1,025,967	1,101,730	1,274,404	1,703,628	1,313,922
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.23	$8.88	$6.71	$9.74
Value at end of period	$9.60	$10.23	$8.88	$6.71
Number of accumulation units outstanding at end of period	926,856	960,063	932,710	874,548
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.41	$8.22	$6.11	$10.03	$12.32	$10.15
Value at end of period	$11.29	$10.41	$8.22	$6.11	$10.03	$12.32
Number of accumulation units outstanding at end of period	733,225	668,543	712,985	554,232	377,822	178,149
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.27	$8.28	$6.71	$10.28	$10.08	$9.24
Value at end of period	$9.90	$10.27	$8.28	$6.71	$10.28	$10.08
Number of accumulation units outstanding at end of period	33,010	25,177	19,341	22,550	13,923	160
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93	$14.25
Value at end of period	$17.51	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93
Number of accumulation units outstanding at end of period	72,715	89,425	98,159	84,262	66,258	50,616	53,097	92,648	104,198	2,734
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84	$10.51
Value at end of period	$13.84	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84
Number of accumulation units outstanding at end of period	1,019,343	961,606	811,140	569,771	288,484	255,630	65,896

CFI 200

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.53	$11.80	$9.80	$11.71	$10.88	$10.16	$9.85
Value at end of period	$13.89	$13.53	$11.80	$9.80	$11.71	$10.88	$10.03
Number of accumulation units outstanding at end of period	1,463,499	1,423,354	1,438,469	1,398,547	1,353,515	1,245,768	1,262,918
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.93	$10.73	$7.88	$13.50	$9.68
Value at end of period	$11.63	$12.93	$10.73	$7.88	$13.50
Number of accumulation units outstanding at end of period	1,233,632	1,170,255	1,212,149	1,063,665	975,672
ING GNMA INCOME FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.64	$12.02	$11.56	$10.93	$10.44	$10.11	$10.12
Value at end of period	$13.44	$12.64	$12.02	$11.56	$10.93	$10.44	$10.11
Number of accumulation units outstanding at end of period	24,279	21,879	16,626	9,391	6,705	3,304	6
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27	$13.835
Value at end of period	$15.74	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27
Number of accumulation units outstanding at end of period	3,122,470	3,499,681	3,375,353	3,711,290	4,688,558	7,001,728	7,617,503	8,778,509	11,175,837	12,235,332
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85	$17.822
Value at end of period	$19.72	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85
Number of accumulation units outstanding at end of period	2,055,559	2,273,303	2,739,321	2,687,577	3,132,136	3,772,712	3,945,184	4,222,763	4,324,534	3,570,363
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63	$14.508
Value at end of period	$22.66	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63
Number of accumulation units outstanding at end of period	1,145,391	1,254,091	1,651,797	1,636,315	1,875,734	2,003,739	1,970,343	2,898,090	1,475,862	1,116,834
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17	$10.677
Value at end of period	$16.19	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17
Number of accumulation units outstanding at end of period	764,655	850,072	1,051,625	985,346	1,119,154	1,223,100	1,138,703	1,031,397	729,175	541,390
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85	$13.844
Value at end of period	$20.77	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85
Number of accumulation units outstanding at end of period	1,403,969	1,500,245	1,623,258	1,700,056	2,009,478	2,187,159	2,133,801	2,467,064	2,524,137	2,737,925
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.01	$7.50	$5.93	$9.40
Value at end of period	$6.97	$8.01	$7.50	$5.93
Number of accumulation units outstanding at end of period	320,786	310,919	351,572	4,697
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00	$9.553
Value at end of period	$11.38	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00
Number of accumulation units outstanding at end of period	416,555	508,605	669,777	587,996	580,800	463,297	425,158	2,256,853	1,757,394	951,177
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32	$10.23
Value at end of period	$12.41	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32
Number of accumulation units outstanding at end of period	469,212	502,699	617,334	626,096	1,286,423	1,327,634	1,379,961	1,224,023	660,398	301,752
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.01	$11.70	$9.63	$12.25	$12.39	$11.41	$9.98
Value at end of period	$12.74	$13.01	$11.70	$9.63	$12.25	$12.39	$10.71
Number of accumulation units outstanding at end of period	2,112,686	2,253,033	2,597,190	2,829,579	3,507,975	3,718,204	3,397,749

CFI 201

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06	$10.68
Value at end of period	$11.46	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06
Number of accumulation units outstanding at end of period	279,345	342,284	399,045	314,225	302,905	266,046	192,987
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43	$10.70
Value at end of period	$19.55	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43
Number of accumulation units outstanding at end of period	159,498	189,757	219,825	206,597	231,591	195,945	63,578
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18	$9.95
Value at end of period	$17.94	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18
Number of accumulation units outstanding at end of period	296,234	295,719	303,115	296,735	390,468	296,418	233,128	157,368	52,794	19,851
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31	$11.06
Value at end of period	$13.62	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31
Number of accumulation units outstanding at end of period	51,309	52,307	34,156	33,115	26,743	17,726	2,084
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	1,277,826
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.35	$7.06	$6.33	$9.15	$9.37
Value at end of period	$8.55	$8.35	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	3,715,931	2,461,577	3,001,481	2,802,649	3,096,950
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.01	$8.42	$6.58	$10.23
Value at end of period	$9.77	$10.01	$8.42	$6.58
Number of accumulation units outstanding at end of period	93,604	97,017	100,149	82,531
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.94	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97	$10.98
Value at end of period	$15.03	$14.94	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97
Number of accumulation units outstanding at end of period	178,986	194,258	258,077	243,050	353,871	383,790	674,915	570,445	184,120
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.03	$15.13	$11.51	$18.66	$14.80	$11.43	$10.06
Value at end of period	$17.94	$17.03	$15.13	$11.51	$18.66	$14.80	$11.43
Number of accumulation units outstanding at end of period	505,933	508,813	503,237	408,125	306,151	139,896	14,971
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94	$8.96
Value at end of period	$16.55	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94
Number of accumulation units outstanding at end of period	331,079	198,549	149,841	121,057	83,259	46,790	44,498	48,116	61,161	3,829
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71	$12.63
Value at end of period	$13.89	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71
Number of accumulation units outstanding at end of period	3,191,766	3,172,902	3,839,351	4,585,229	3,818,074	2,584,991	1,474,751	1,795,249	2,350,678	2,493,907

CFI 202

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.07	$12.25	$8.86	$15.00	$14.21	$12.27	$10.01
Value at end of period	$12.80	$14.07	$12.25	$8.86	$15.00	$14.21	$11.68
Number of accumulation units outstanding at end of period	3,801,021	4,165,115	4,708,925	4,895,755	6,330,355	7,226,258	7,940,404
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50	$10.29
Value at end of period	$15.30	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50
Number of accumulation units outstanding at end of period	176,625	161,479	113,042	50,114	57,290	79,071	17,239
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73	$10.01
Value at end of period	$15.44	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73
Number of accumulation units outstanding at end of period	2,472,812	2,382,643	1,618,248	904,321	696,590	622,698	505,323	396,237	415,622	190,942
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.36	$9.01	$7.31	$11.28	$10.81	$9.50
Value at end of period	$9.81	$10.36	$9.01	$7.31	$11.28	$10.81
Number of accumulation units outstanding at end of period	68,758	68,157	85,906	83,534	102,304	30,878
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.17	$12.87	$7.78	$11.13	$10.59	$10.00
Value at end of period	$14.91	$15.17	$12.87	$7.78	$11.13	$10.59
Number of accumulation units outstanding at end of period	198,670	195,117	137,395	60,170	70,355	18,525
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.72	$9.16	$7.38	$11.11	$10.62	$10.05
Value at end of period	$10.11	$10.72	$9.16	$7.38	$11.11	$10.62
Number of accumulation units outstanding at end of period	1,164,162	1,274,150	1,509,166	1,420,081	1,488,087	7,034
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.02	$12.56	$10.70
Value at end of period	$14.47	$14.02	$12.56
Number of accumulation units outstanding at end of period	33,613	31,564	20,615
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.03	$8.13	$6.64	$9.82
Value at end of period	$9.17	$9.03	$8.13	$6.64
Number of accumulation units outstanding at end of period	215,476	176,943	152,020	6,921
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.03	$11.85	$10.06
Value at end of period	$12.98	$13.03	$11.85
Number of accumulation units outstanding at end of period	22,347	20,721	22,512
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.00	$12.84	$11.41
Value at end of period	$15.49	$16.00	$12.84
Number of accumulation units outstanding at end of period	44,248	39,442	27,968
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19	$8.22	$5.92	$10.34
Value at end of period	$9.90	$10.19	$8.22	$5.92
Number of accumulation units outstanding at end of period	173,172	112,404	61,223	6,947

CFI 203

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.92	$8.72	$6.96	$10.05
Value at end of period	$10.39	$10.92	$8.72	$6.96
Number of accumulation units outstanding at end of period	173,908	97,614	55,268	12,287
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00	$8.956
Value at end of period	$10.81	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00
Number of accumulation units outstanding at end of period	341,819	373,908	256,579	197,318	149,833	112,478	97,859	86,221	93,414	7,498
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67	$19.296
Value at end of period	$30.67	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67
Number of accumulation units outstanding at end of period	521,379	569,735	622,413	590,550	648,029	892,199	856,723	980,499	1,108,004	918,004
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70	$10.34
Value at end of period	$11.53	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70
Number of accumulation units outstanding at end of period	337,461	332,862	243,064	162,349	84,834	25,146	292
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93	$10.60
Value at end of period	$11.12	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93
Number of accumulation units outstanding at end of period	486,409	424,397	420,890	214,323	150,320	55,398	9,513
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09	$10.69
Value at end of period	$11.08	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09
Number of accumulation units outstanding at end of period	486,904	432,013	407,307	282,299	143,180	37,687	3,887
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29	$10.84
Value at end of period	$11.04	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29
Number of accumulation units outstanding at end of period	355,767	332,260	280,819	165,753	113,691	66,361	4,412
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.54	$10.26
Value at end of period	$10.84	$11.54
Number of accumulation units outstanding at end of period	11,811	853
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.51	$8.52	$6.93	$9.23
Value at end of period	$9.19	$9.51	$8.52	$6.93
Number of accumulation units outstanding at end of period	5,869	3,097	2,058	1,119
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32	$10.19
Value at end of period	$11.80	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32
Number of accumulation units outstanding at end of period	83,052	75,701	76,015	64,790	32,055	8,772	671
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.03	$9.11	$7.65	$9.43
Value at end of period	$9.86	$10.03	$9.11	$7.65
Number of accumulation units outstanding at end of period	21,289	14,744	16,404	21,087

CFI 204

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18	$13.914
Value at end of period	$17.92	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18
Number of accumulation units outstanding at end of period	216,659	213,347	258,448	268,083	297,742	316,489	304,390	283,422	276,553	274,079
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70	$13.707
Value at end of period	$16.53	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70
Number of accumulation units outstanding at end of period	355,825	364,440	416,480	412,934	486,642	596,800	569,316	540,416	514,284	476,634
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17	$13.585
Value at end of period	$16.96	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17
Number of accumulation units outstanding at end of period	193,617	230,541	216,269	243,241	284,307	534,641	305,631	263,767	256,283	213,471
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95	$10.27
Value at end of period	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95
Number of accumulation units outstanding at end of period	4,342,117	4,003,047	3,840,472	3,247,292	3,707,037	1,887,389	402,362
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.46	$11.36	$7.84	$13.48	$12.01	$11.15	$9.93
Value at end of period	$13.78	$14.46	$11.36	$7.84	$13.48	$12.01	$11.12
Number of accumulation units outstanding at end of period	2,071,324	2,220,215	2,362,841	2,328,633	2,600,164	3,007,899	3,188,814
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95	$10.91
Value at end of period	$16.04	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95
Number of accumulation units outstanding at end of period	393,593	407,836	435,884	311,881	299,385	274,172	190,861	1,217,762	15,411
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62	$17.93
Value at end of period	$22.64	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62
Number of accumulation units outstanding at end of period	731,264	750,958	918,354	877,473	941,944	1,002,606	1,030,019	1,814,593	1,232,989	976,385
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45	$10.20
Value at end of period	$12.15	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45
Number of accumulation units outstanding at end of period	101,944	103,601	122,393	118,675	121,844	81,656	20,562
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.88	$8.24	$6.30	$10.20
Value at end of period	$7.74	$8.88	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,000,279	1,081,566	1,174,934	1,233,294
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.37	$8.78	$6.71	$11.23	$11.08	$10.21
Value at end of period	$8.75	$9.37	$8.78	$6.71	$11.23	$11.08
Number of accumulation units outstanding at end of period	45,090	49,193	47,978	38,955	33,966	21,588
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.28	$16.58	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08	$16.024
Value at end of period	$15.72	$18.28	$16.58	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08
Number of accumulation units outstanding at end of period	474,212	612,102	662,227	596,197	677,430	905,679	975,622	1,163,385	1,368,664	1,214,496
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.24	$10.69	$10.20	$9.87
Value at end of period	$11.93	$11.24	$10.69	$10.20
Number of accumulation units outstanding at end of period	79,019	69,523	76,709	50,549

CFI 205

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.98	$10.54	$8.44	$13.55	$13.00	$12.52
Value at end of period	$12.07	$11.98	$10.54	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	21,652	2,307	1,777	677	161	24
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.85	$9.66	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18	$9.659
Value at end of period	$10.47	$10.85	$9.66	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18
Number of accumulation units outstanding at end of period	254,155	367,436	422,603	457,400	562,838	839,608	841,153	924,555	1,074,705	1,046,671
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.69	$14.98	$11.62	$16.18	$14.87	$13.52	$12.30
Value at end of period	$15.49	$16.69	$14.98	$11.62	$16.18	$14.87	$13.52
Number of accumulation units outstanding at end of period	35,891	31,605	26,404	902	205	79	18
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.18	$8.03	$6.70	$11.77	$10.61	$10.08	$9.36	$8.86	$6.91	$9.23
Value at end of period	$8.37	$9.18	$8.03	$6.70	$11.77	$10.61	$10.08	$9.36	$8.86	$6.91
Number of accumulation units outstanding at end of period	159,805	172,737	197,204	208,692	243,934	289,200	157,217	201,849	245,971	204,565
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34	$7.585
Value at end of period	$10.24	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34
Number of accumulation units outstanding at end of period	426,367	437,016	473,052	481,591	544,774	590,773	443,508	632,275	932,379	866,972
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94	$20.447
Value at end of period	$33.04	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94
Number of accumulation units outstanding at end of period	174	194	227	838	908	1,226	1,191	1,730,560	2,462,110	2,411,351
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08	$12.729
Value at end of period	$21.32	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08
Number of accumulation units outstanding at end of period	9	9	9	603	651	362	330	2,758,953	3,676,655	3,607,318
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08	$14.703
Value at end of period	$25.59	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08
Number of accumulation units outstanding at end of period	187	179	169	497	548	513	481	591,158	835,934	801,606
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$18.58	$16.39	$12.14	$20.34	$17.85	$16.19	$15.68	$15.15	$11.62	$15.97
Value at end of period	$17.42	$18.58	$16.39	$12.14	$20.34	$17.85	$16.19	$15.68	$15.15	$11.62
Number of accumulation units outstanding at end of period	6	10	10	326	750	741	732	989,903	1,265,823	1,202,010
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51	$18.315
Value at end of period	$16.75	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51
Number of accumulation units outstanding at end of period	252	253	253	896	1,178	724	697	2,030,795	3,013,889	3,404,028
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.88	$7.29	$5.33	$8.75	$10.24
Value at end of period	$8.28	$8.88	$7.29	$5.33	$8.75
Number of accumulation units outstanding at end of period	26,095	17,702	12,203	6,137	51
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.93	$10.34	$9.13
Value at end of period	$11.99	$11.93	$10.34
Number of accumulation units outstanding at end of period	0	117	117

CFI 206

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.26	$9.11	$7.16	$9.38
Value at end of period	$10.94	$11.26	$9.11	$7.16
Number of accumulation units outstanding at end of period	168,310	85,933	43,932	3,939
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35	$9.352
Value at end of period	$13.34	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35
Number of accumulation units outstanding at end of period	732,383	773,241	982,771	999,731	1,219,708	1,192,809	1,210,233	2,256,746	476,178	186,527
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.78	$8.88	$6.88	$11.38	$10.71	$9.71
Value at end of period	$10.35	$10.78	$8.88	$6.88	$11.38	$10.71
Number of accumulation units outstanding at end of period	396,971	115,669	71,252	48,301	37,013	7,870
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34	$9.69
Value at end of period	$14.53	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	555,729	608,795	592,610	562,865	414,798	330,652	260,861	117,405
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11	$20.48
Value at end of period	$63.10	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11
Number of accumulation units outstanding at end of period	674,108	646,096	624,578	507,978	456,698	441,136	363,643	126,958
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$24.00	$20.90	$15.10	$25.50	$24.23	$20.80	$18.37	$15.57	$11.00	$14.27
Value at end of period	$21.79	$24.00	$20.90	$15.10	$25.50	$24.23	$20.80	$18.37	$15.57	$11.00
Number of accumulation units outstanding at end of period	1,066	1,088	1,065	1,793	2,848	2,468	2,524	2,817,189	2,194,786	1,484,608
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74	$10.85
Value at end of period	$12.93	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74
Number of accumulation units outstanding at end of period	110,929	142,712	135,726	104,048	87,838	38,102	10,297
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.03	$16.71	$14.21	$16.73	$15.40	$14.47	$14.24	$13.23	$11.32	$10.64
Value at end of period	$19.00	$19.03	$16.71	$14.21	$16.73	$15.40	$14.47	$14.24	$13.23	$11.32
Number of accumulation units outstanding at end of period	380	369	354	354	332	198	1,921	277,954	254,653	94,044
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51	$9.26
Value at end of period	$11.74	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51
Number of accumulation units outstanding at end of period	1,042,876	1,136,584	1,221,039	1,039,841	1,112,254	1,100,688	806,137	336,606	1,383
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80	$10.03
Value at end of period	$15.22	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80
Number of accumulation units outstanding at end of period	2,993,747	2,801,042	2,286,826	1,714,640	866,018	772,132	765,440	390,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.47	$9.12	$5.28	$12.75	$10.24
Value at end of period	$7.94	$10.47	$9.12	$5.28	$12.75
Number of accumulation units outstanding at end of period	339,871	416,859	498,946	347,146	380,615

CFI 207

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66	$9.73
Value at end of period	$14.00	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66
Number of accumulation units outstanding at end of period	688,529	604,740	631,049	589,305	618,846	468,954	270,642	171,706
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.27	$8.30	$5.46	$10.17
Value at end of period	$8.71	$10.27	$8.30	$5.46
Number of accumulation units outstanding at end of period	125,207	155,561	85,579	36,361
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63	$9.90
Value at end of period	$18.37	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63
Number of accumulation units outstanding at end of period	2,540,197	2,427,527	2,191,368	1,839,213	1,807,197	853,274	386,507	186,462
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.52	$9.91	$8.71	$9.97
Value at end of period	$11.09	$10.52	$9.91	$8.71
Number of accumulation units outstanding at end of period	145,915	167,025	126,048	40,459
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83	$9.65
Value at end of period	$12.43	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	3,449,060	3,884,153	4,122,457	3,497,301	3,695,079	3,009,516	2,248,400	1,026,654
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.81
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	110,537
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.37	$8.38	$5.65	$10.50	$10.12
Value at end of period	$8.76	$10.37	$8.38	$5.65	$10.50
Number of accumulation units outstanding at end of period	458,604	437,431	338,140	237,477	309,588
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43	$10.08
Value at end of period	$13.59	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	928,404	1,033,204	932,387	736,136	865,789	429,155	181,406	68,515
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59	$9.82
Value at end of period	$13.96	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	866,682	682,583	612,093	495,854	393,115	322,348	183,270	54,256
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83	$9.79
Value at end of period	$12.36	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	935,569	961,182	1,150,809	1,086,017	1,229,889	1,219,007	1,100,846	649,315
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39	$15.49
Value at end of period	$22.47	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39
Number of accumulation units outstanding at end of period	509,276	559,217	607,006	555,936	687,600	652,957	527,542	322,471

CFI 208

Condensed Financial Information (continued)

TABLE 23

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.06	$12.97	$11.22
Value at end of period	$13.19	$14.06	$12.97
Number of accumulation units outstanding at end of period	232	276	276
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.02	$9.61	$8.61
Value at end of period	$10.70	$11.02	$9.61
Number of accumulation units outstanding at end of period	1,670	1,777	217
AMANA INCOME FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.99	$10.17
Value at end of period	$11.08	$10.99
Number of accumulation units outstanding at end of period	64	50
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.18	$10.71	$10.14
Value at end of period	$12.50	$11.18	$10.71
Number of accumulation units outstanding at end of period	16,980	7,231	1,792
ARIEL FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.72
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	1,821
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.34	$7.95	$5.75	$9.02
Value at end of period	$7.65	$8.34	$7.95	$5.75
Number of accumulation units outstanding at end of period	2,254	931	779	166
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.00
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	85
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.69	$12.61	$12.15
Value at end of period	$15.43	$15.69	$12.61
Number of accumulation units outstanding at end of period	2,630	87	7
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72	$14.632
Value at end of period	$17.80	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72
Number of accumulation units outstanding at end of period	3,895	8,228	9,009	12,996	28,402	41,874	41,601	39,361	31,600	27,892

CFI 209

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.96	$7.79	$6.18	$8.87
Value at end of period	$8.42	$8.96	$7.79	$6.18
Number of accumulation units outstanding at end of period	755	1,244	955	233
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.69	$7.97	$7.88
Value at end of period	$9.18	$9.69	$7.97
Number of accumulation units outstanding at end of period	247	141	23
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47	$9.97
Value at end of period	$14.60	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47
Number of accumulation units outstanding at end of period	31,577	44,836	56,875	66,850	146,947	93,961	37,430	11,698
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71	$17.515
Value at end of period	$29.04	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71
Number of accumulation units outstanding at end of period	129,622	158,889	166,720	219,261	341,656	396,001	381,525	338,622	219,719	197,285
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21	$16.075
Value at end of period	$19.60	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21
Number of accumulation units outstanding at end of period	65,859	82,239	85,701	125,299	262,429	258,167	239,650	229,307	156,688	129,243
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79	$17.051
Value at end of period	$17.84	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79
Number of accumulation units outstanding at end of period	59,919	57,947	60,361	104,016	302,333	367,212	358,147	395,236	284,568	236,099
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13	$11.568
Value at end of period	$14.86	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13
Number of accumulation units outstanding at end of period	10,679	10,158	10,238	13,669	20,550	32,815	25,154	29,916	23,146	11,310
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25	$11.49
Value at end of period	$18.25	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25
Number of accumulation units outstanding at end of period	23,094	29,350	31,209	27,827	48,377	51,034	42,784	34,478	9,265	4,858
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.09	$8.06	$6.11	$9.89
Value at end of period	$8.82	$9.09	$8.06	$6.11
Number of accumulation units outstanding at end of period	8,822	9,318	6,917	2,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09	$9.53
Value at end of period	$17.23	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09
Number of accumulation units outstanding at end of period	2,010	1,482	4,583	4,519	5,293	4,995	5,591	7,978	2,931	558
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.80	$13.06	$10.97	$19.67	$17.07	$13.35	$11.70	$9.81
Value at end of period	$10.68	$13.80	$13.06	$10.97	$19.67	$17.07	$13.35	$11.70
Number of accumulation units outstanding at end of period	6,864	6,853	7,668	8,259	10,596	13,827	6,506	1,199
ING BALANCED PORTFOLIO
Value at beginning of period	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22	$16.021
Value at end of period	$19.66	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22
Number of accumulation units outstanding at end of period	47,137	49,614	55,247	77,643	154,720	198,120	202,065	219,420	167,845	160,254

CFI 210

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70	$8.63
Value at end of period	$18.22	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70
Number of accumulation units outstanding at end of period	18,321	19,247	19,260	15,894	41,192	42,830	35,621	12,764	2,375	101
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.06	$11.39	$9.59	$13.58	$12.65	$11.22	$10.22
Value at end of period	$12.50	$12.06	$11.39	$9.59	$13.58	$12.65	$11.22
Number of accumulation units outstanding at end of period	3,868	5,975	5,786	4,621	2,283	3,511	2,146
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.16	$8.15	$6.31	$10.44	$10.68
Value at end of period	$8.95	$9.16	$8.15	$6.31	$10.44
Number of accumulation units outstanding at end of period	81,775	82,634	83,443	114,357	145,002
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.31	$4.52	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58	$4.449
Value at end of period	$4.70	$5.31	$4.52	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58
Number of accumulation units outstanding at end of period	21,712	20,592	26,792	41,758	105,686	95,516	101,298	95,759	52,893	28,069
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.21	$8.87	$6.70	$9.74
Value at end of period	$9.59	$10.21	$8.87	$6.70
Number of accumulation units outstanding at end of period	7,059	11,839	12,092	25,587
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.39	$8.20	$6.10	$10.02	$12.31	$10.05
Value at end of period	$11.25	$10.39	$8.20	$6.10	$10.02	$12.31
Number of accumulation units outstanding at end of period	9,557	7,782	6,343	14,404	14,211	7,462
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.25	$8.27	$6.70	$10.27	$10.08	$9.32
Value at end of period	$9.87	$10.25	$8.27	$6.70	$10.27	$10.08
Number of accumulation units outstanding at end of period	1,435	1,244	723	1,187	498	17
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92	$15.44
Value at end of period	$17.42	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92
Number of accumulation units outstanding at end of period	3,801	4,863	3,999	4,827	6,105	6,471	3,035	5,109	3,118	58
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84	$10.36
Value at end of period	$13.79	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84
Number of accumulation units outstanding at end of period	4,480	5,011	4,781	5,658	6,958	9,777	1,599
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13	$10.00
Value at end of period	$13.84	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13
Number of accumulation units outstanding at end of period	68,854	71,831	84,120	98,319	131,023	132,596	153,988
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.90	$10.72	$7.88	$13.49	$9.68
Value at end of period	$11.60	$12.90	$10.72	$7.88	$13.49
Number of accumulation units outstanding at end of period	54,735	49,086	37,878	50,498	55,334

CFI 211

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24	$13.796
Value at end of period	$15.61	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24
Number of accumulation units outstanding at end of period	192,712	192,443	169,608	209,441	385,266	519,176	563,988	637,201	440,193	481,869
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80	$17.775
Value at end of period	$19.57	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80
Number of accumulation units outstanding at end of period	38,262	46,241	58,601	79,403	232,046	254,587	271,230	278,889	239,183	204,821
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60	$14.481
Value at end of period	$22.51	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60
Number of accumulation units outstanding at end of period	39,895	48,390	49,215	62,920	194,039	229,461	224,909	197,866	131,116	111,150
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15	$10.657
Value at end of period	$16.08	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15
Number of accumulation units outstanding at end of period	11,802	19,040	19,004	29,022	68,751	79,276	73,087	63,034	36,243	25,189
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80	$13.805
Value at end of period	$20.60	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80
Number of accumulation units outstanding at end of period	41,709	45,748	51,392	73,671	322,339	300,213	281,338	259,920	191,372	174,257
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.00	$7.50	$5.92	$7.64
Value at end of period	$6.95	$8.00	$7.50	$5.92
Number of accumulation units outstanding at end of period	2,253	7,413	7,245	807
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00	$9.92
Value at end of period	$11.32	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00
Number of accumulation units outstanding at end of period	8,522	9,064	15,162	5,842	32,958	33,438	29,828	25,396	3,821	176
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32	$8.10
Value at end of period	$12.35	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32
Number of accumulation units outstanding at end of period	13,742	15,854	17,850	22,049	52,780	63,369	60,219	42,392	9,136	29
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09	$10.16
Value at end of period	$12.70	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09
Number of accumulation units outstanding at end of period	224,470	232,319	253,893	357,527	476,550	587,280	471,249
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06	$10.36
Value at end of period	$11.42	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06
Number of accumulation units outstanding at end of period	7,647	6,786	5,996	8,015	5,725	2,247	1,332
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42	$10.64
Value at end of period	$19.48	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42
Number of accumulation units outstanding at end of period	7,372	8,374	9,500	9,666	13,702	10,505	5,900
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18	$8.75
Value at end of period	$17.85	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18
Number of accumulation units outstanding at end of period	3,655	3,890	3,986	6,470	18,425	27,636	21,150	15,658	2,817	531

CFI 212

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31	$11.21
Value at end of period	$13.58	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31
Number of accumulation units outstanding at end of period	1,890	1,527	1,235	1,142	1,534	1,318	198
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	83,791
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.33	$7.05	$6.32	$9.14	$9.37
Value at end of period	$8.53	$8.33	$7.05	$6.32	$9.14
Number of accumulation units outstanding at end of period	97,384	41,425	52,339	84,222	163,905
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.00	$8.41	$6.57	$10.23
Value at end of period	$9.75	$10.00	$8.41	$6.57
Number of accumulation units outstanding at end of period	2,284	1,470	1,779	1,310
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.88	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97	$11.07
Value at end of period	$14.96	$14.88	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97
Number of accumulation units outstanding at end of period	10,267	10,243	15,825	17,227	21,492	21,235	21,115	19,754	5,448
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$16.99	$15.10	$11.49	$18.64	$14.79	$11.85
Value at end of period	$17.88	$16.99	$15.10	$11.49	$18.64	$14.79
Number of accumulation units outstanding at end of period	11,311	10,446	9,462	8,718	12,130	7,134
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94	$8.83
Value at end of period	$16.46	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94
Number of accumulation units outstanding at end of period	1,799	1,740	1,172	1,265	2,864	2,245	2,996	6,324	2,910	222
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67	$12.594
Value at end of period	$13.78	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67
Number of accumulation units outstanding at end of period	93,125	115,872	169,067	208,197	264,297	275,899	258,944	265,396	217,302	184,653
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15	$10.12
Value at end of period	$12.75	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15
Number of accumulation units outstanding at end of period	221,997	234,758	264,766	361,586	739,834	908,574	737,045
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50	$10.16
Value at end of period	$15.25	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50
Number of accumulation units outstanding at end of period	6,119	5,596	6,523	5,397	5,568	9,103	623
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73	$10.00
Value at end of period	$15.37	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73
Number of accumulation units outstanding at end of period	38,490	45,774	59,175	50,215	120,414	127,859	107,135	76,587	25,166	10,892

CFI 213

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.33	$8.99	$7.30	$11.27	$10.81	$9.38
Value at end of period	$9.78	$10.33	$8.99	$7.30	$11.27	$10.81
Number of accumulation units outstanding at end of period	2,851	5,924	8,751	8,998	18,320	2,555
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.13	$12.85	$7.77	$11.12	$10.59	$10.17
Value at end of period	$14.87	$15.13	$12.85	$7.77	$11.12	$10.59
Number of accumulation units outstanding at end of period	2,766	1,148	2,847	3,631	3,457	2,756
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.70	$9.15	$7.37	$11.10	$10.61	$9.60
Value at end of period	$10.08	$10.70	$9.15	$7.37	$11.10	$10.61
Number of accumulation units outstanding at end of period	27,192	28,407	30,326	30,014	45,674	584
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.01	$12.55	$10.70
Value at end of period	$14.45	$14.01	$12.55
Number of accumulation units outstanding at end of period	25	407	329
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.02	$8.12	$6.65
Value at end of period	$9.15	$9.02	$8.12
Number of accumulation units outstanding at end of period	795	866	946
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.02	$11.84	$10.06
Value at end of period	$12.96	$13.02	$11.84
Number of accumulation units outstanding at end of period	884	1,881	1,494
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.98	$12.84	$11.41
Value at end of period	$15.47	$15.98	$12.84
Number of accumulation units outstanding at end of period	571	277	211
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.18	$8.21	$5.92	$6.64
Value at end of period	$9.88	$10.18	$8.21	$5.92
Number of accumulation units outstanding at end of period	116	36	22	423
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.90	$8.72	$5.04
Value at end of period	$10.37	$10.90	$8.72
Number of accumulation units outstanding at end of period	597	367	114
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00	$7.19
Value at end of period	$10.75	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00
Number of accumulation units outstanding at end of period	3,081	2,661	2,897	6,248	5,796	8,082	6,678	6,479	6,115	2,545
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62	$19.251
Value at end of period	$30.44	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62
Number of accumulation units outstanding at end of period	23,309	24,031	27,363	30,424	84,076	102,125	98,166	95,884	56,457	42,680

CFI 214

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.70	$10.63	$8.78	$12.13	$11.72	$10.85
Value at end of period	$11.50	$11.70	$10.63	$8.78	$12.13	$11.72
Number of accumulation units outstanding at end of period	3,613	72,034	74,874	78,014	68,901	12,403
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92	$10.41
Value at end of period	$11.08	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92
Number of accumulation units outstanding at end of period	17,026	50,508	39,984	49,902	63,914	17,886	524
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08	$10.71
Value at end of period	$11.05	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08
Number of accumulation units outstanding at end of period	2,930	35,849	34,201	26,445	49,044	23,121	1,070
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29	$10.55
Value at end of period	$11.00	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29
Number of accumulation units outstanding at end of period	3,599	14,378	11,904	15,801	42,982	15,839	1,685
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.54	$10.93
Value at end of period	$10.83	$11.54
Number of accumulation units outstanding at end of period	92	23
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.50	$8.52	$6.92	$7.19
Value at end of period	$9.17	$9.50	$8.52	$6.92
Number of accumulation units outstanding at end of period	0	0	0	26
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32	$10.12
Value at end of period	$11.76	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32
Number of accumulation units outstanding at end of period	17,275	22,392	20,186	8,686	14,214	1,817	1,501
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.02	$9.10	$7.71
Value at end of period	$9.84	$10.02	$9.10
Number of accumulation units outstanding at end of period	326	288	192
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13	$13.875
Value at end of period	$17.78	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13
Number of accumulation units outstanding at end of period	20,598	17,770	19,680	18,748	37,313	40,538	55,214	52,554	38,277	42,975
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66	$13.668
Value at end of period	$16.40	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66
Number of accumulation units outstanding at end of period	38,434	61,003	61,867	75,845	172,070	163,468	149,811	137,115	92,838	91,473
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13	$13.547
Value at end of period	$16.83	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13
Number of accumulation units outstanding at end of period	30,669	35,683	41,240	62,347	341,655	352,445	375,249	381,483	78,984	79,096

CFI 215

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95	$10.79
Value at end of period	$13.94	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95
Number of accumulation units outstanding at end of period	31,408	64,208	58,446	93,764	246,957	122,324	8,282
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47	$9.93
Value at end of period	$13.73	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47
Number of accumulation units outstanding at end of period	111,951	122,606	134,669	203,872	325,463	398,751	332,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94	$12.23
Value at end of period	$15.97	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94
Number of accumulation units outstanding at end of period	7,272	9,032	9,467	11,747	15,002	20,492	19,570	12,973	434
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57	$17.879
Value at end of period	$22.46	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57
Number of accumulation units outstanding at end of period	42,262	42,295	42,046	68,508	111,470	130,094	131,087	141,510	121,622	108,908
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45	$12.27
Value at end of period	$12.11	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45
Number of accumulation units outstanding at end of period	429	950	1,070	4,566	7,821	4,783	207
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.87	$8.23	$6.29	$10.20
Value at end of period	$7.72	$8.87	$8.23	$6.29
Number of accumulation units outstanding at end of period	30,950	35,558	39,786	54,247
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.35	$8.77	$6.70	$11.22	$11.23
Value at end of period	$8.72	$9.35	$8.77	$6.70	$11.22
Number of accumulation units outstanding at end of period	0	202	697	3,165	1,254
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.14	$16.46	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04	$15.979
Value at end of period	$15.60	$18.14	$16.46	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04
Number of accumulation units outstanding at end of period	25,114	27,365	29,364	33,324	47,388	56,833	71,052	83,153	60,766	60,378
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.22	$10.69	$10.20	$9.94
Value at end of period	$11.91	$11.22	$10.69	$10.20
Number of accumulation units outstanding at end of period	10,091	6,745	1,346	537
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.77	$9.59	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16	$9.632
Value at end of period	$10.38	$10.77	$9.59	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16
Number of accumulation units outstanding at end of period	17,483	17,404	18,783	24,798	58,203	63,927	89,808	84,091	56,376	52,565
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.67	$12.28	$10.46
Value at end of period	$12.69	$13.67	$12.28
Number of accumulation units outstanding at end of period	0	35	0

CFI 216

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.13	$7.99	$6.67	$11.72	$10.57	$10.05	$9.33	$8.84	$6.90	$9.217
Value at end of period	$8.32	$9.13	$7.99	$6.67	$11.72	$10.57	$10.05	$9.33	$8.84	$6.90
Number of accumulation units outstanding at end of period	26,398	29,122	28,511	31,257	53,911	63,038	26,124	30,727	17,248	13,023
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33	$7.574
Value at end of period	$10.18	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33
Number of accumulation units outstanding at end of period	52,221	59,066	64,029	86,234	115,519	127,347	91,074	106,782	73,242	71,918
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$18.45	$18.38
Value at end of period	$17.29	$18.45
Number of accumulation units outstanding at end of period	2	1
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.87	$7.28	$5.32	$8.75	$9.68
Value at end of period	$8.26	$8.87	$7.28	$5.32	$8.75
Number of accumulation units outstanding at end of period	144	274	10	374	170
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.89	$10.31	$8.01	$12.10	$12.09
Value at end of period	$11.95	$11.89	$10.31	$8.01	$12.10
Number of accumulation units outstanding at end of period	0	21,102	19,792	25,658	19,463
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.24	$9.11	$7.16	$10.14
Value at end of period	$10.92	$11.24	$9.11	$7.16
Number of accumulation units outstanding at end of period	364	319	234	180
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35	$9.73
Value at end of period	$13.27	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35
Number of accumulation units outstanding at end of period	20,886	20,198	22,904	40,910	68,025	90,240	83,539	58,607	20,087	821
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.75	$8.87	$6.87	$11.37	$10.71	$9.46
Value at end of period	$10.32	$10.75	$8.87	$6.87	$11.37	$10.71
Number of accumulation units outstanding at end of period	3,915	3,964	3,670	1,456	575	1,407
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34	$10.16
Value at end of period	$14.48	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34
Number of accumulation units outstanding at end of period	8,169	7,033	6,287	12,246	14,536	16,952	12,778	6,475
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05	$21.46
Value at end of period	$62.74	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05
Number of accumulation units outstanding at end of period	10,146	13,304	13,796	25,177	28,076	27,689	26,875	10,521
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74	$10.97
Value at end of period	$12.89	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74
Number of accumulation units outstanding at end of period	3,654	3,842	3,874	3,696	2,541	3,802	107

CFI 217

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66	$9.65
Value at end of period	$11.67	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66
Number of accumulation units outstanding at end of period	13,970	16,401	23,714	25,495	95,473	94,632	87,926	37,977
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80	$10.28
Value at end of period	$15.16	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80
Number of accumulation units outstanding at end of period	45,457	36,159	26,578	27,192	9,460	22,705	20,396	9,234
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.45	$9.11	$5.27	$12.75	$10.67
Value at end of period	$7.92	$10.45	$9.11	$5.27	$12.75
Number of accumulation units outstanding at end of period	10,932	10,346	9,942	13,808	9,558
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66	$9.80
Value at end of period	$13.95	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66
Number of accumulation units outstanding at end of period	7,550	9,675	13,212	23,034	29,781	14,703	10,596	7,083
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.26	$8.29	$5.46	$5.98
Value at end of period	$8.69	$10.26	$8.29	$5.46
Number of accumulation units outstanding at end of period	1,386	2,756	1,720	214
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63	$10.28
Value at end of period	$18.30	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63
Number of accumulation units outstanding at end of period	44,896	44,246	51,997	65,934	54,015	41,605	20,252	7,383
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.51	$9.90	$8.71	$9.69
Value at end of period	$11.07	$10.51	$9.90	$8.71
Number of accumulation units outstanding at end of period	7,792	5,280	2,769	375
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83	$10.07
Value at end of period	$12.38	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83
Number of accumulation units outstanding at end of period	66,294	99,181	96,562	125,546	283,624	244,820	184,670	66,318
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.78
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	1,260
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.35	$8.37	$5.65	$10.49	$10.82
Value at end of period	$8.74	$10.35	$8.37	$5.65	$10.49
Number of accumulation units outstanding at end of period	11,163	6,993	2,462	6,419	5,225
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42	$10.12
Value at end of period	$13.54	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42
Number of accumulation units outstanding at end of period	12,363	11,998	12,367	18,916	70,844	31,002	22,351	12,680

CFI 218

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59	$9.73
Value at end of period	$13.91	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59
Number of accumulation units outstanding at end of period	1,976	1,836	1,393	4,084	6,367	8,691	5,277	2,513
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83	$10.03
Value at end of period	$12.31	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83
Number of accumulation units outstanding at end of period	24,253	28,740	26,706	41,857	63,508	76,720	68,544	27,631
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35	$16.08
Value at end of period	$22.34	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35
Number of accumulation units outstanding at end of period	13,241	15,912	19,065	34,945	37,092	45,659	31,828	12,774

TABLE 24

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.05	$12.97	$11.33
Value at end of period	$13.17	$14.05	$12.97
Number of accumulation units outstanding at end of period	669	914	298
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.01	$9.60	$8.24
Value at end of period	$10.68	$11.01	$9.60
Number of accumulation units outstanding at end of period	13,561	4,654	766
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.97	$9.89	$8.69
Value at end of period	$11.06	$10.97	$9.89
Number of accumulation units outstanding at end of period	22,337	22,453	8,007
AMERICAN CENTURY® INCOME & GROWTH FUND
Value at beginning of period	$30.67	$27.24	$23.43	$36.33	$36.93	$31.95	$30.91	$27.72	$21.67	$27.55
Value at end of period	$31.16	$30.67	$29.24	$23.43	$36.33	$36.93	$31.95	$30.91	$27.72	$21.67
Number of accumulation units outstanding at end of period	0	0	0	0	625	1,554	1,520	2,145	2,251	2,226
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.17	$10.71	$10.22
Value at end of period	$12.48	$11.17	$10.71
Number of accumulation units outstanding at end of period	13,100	9,474	6,424
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.55	$10.96
Value at end of period	$10.13	$11.55
Number of accumulation units outstanding at end of period	2,226	1,808

CFI 219

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.32	$7.94	$5.75	$10.43
Value at end of period	$7.63	$8.32	$7.94	$5.75
Number of accumulation units outstanding at end of period	1,717	653	638	334
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.72	$9.90
Value at end of period	$10.84	$11.72
Number of accumulation units outstanding at end of period	2,133	1,921
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.67	$12.61	$11.09
Value at end of period	$15.41	$15.67	$12.61
Number of accumulation units outstanding at end of period	3,469	2,378	11
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68	$14.591
Value at end of period	$17.67	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68
Number of accumulation units outstanding at end of period	34,831	39,976	39,584	34,686	43,564	35,815	26,627	41,804	40,704	46,212
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.06
Value at end of period	$9.47
Number of accumulation units outstanding at end of period	11
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.95	$7.78	$6.18	$8.96
Value at end of period	$8.40	$8.95	$7.78	$6.18
Number of accumulation units outstanding at end of period	6,051	5,105	2,263	332
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.68	$7.96	$6.09	$9.88
Value at end of period	$9.16	$9.68	$7.96	$6.09
Number of accumulation units outstanding at end of period	1,943	3,363	3,189	1,664
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46	$10.00
Value at end of period	$14.54	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46
Number of accumulation units outstanding at end of period	68,024	89,024	86,617	66,318	42,812	37,909	17,827	26,520
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66	$17.466
Value at end of period	$28.81	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66
Number of accumulation units outstanding at end of period	234,868	262,460	251,312	238,470	238,540	237,295	228,606	198,818	110,439	100,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17	$16.029
Value at end of period	$19.44	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17
Number of accumulation units outstanding at end of period	133,268	149,411	146,696	142,173	128,485	137,310	147,293	191,321	132,197	114,751
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75	$17.003
Value at end of period	$17.70	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75
Number of accumulation units outstanding at end of period	167,341	202,496	204,620	200,469	207,267	184,024	220,215	252,037	154,335	125,205
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10	$11.535
Value at end of period	$14.75	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10
Number of accumulation units outstanding at end of period	25,312	26,977	26,517	23,844	28,094	26,422	29,078	27,192	11,515	14,368

CFI 220

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24	$11.74
Value at end of period	$18.15	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24
Number of accumulation units outstanding at end of period	33,412	30,841	27,950	18,329	19,117	14,898	29,405	24,914	10,330	7,939
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.08	$8.05	$6.10	$9.14
Value at end of period	$8.80	$9.08	$8.05	$6.10
Number of accumulation units outstanding at end of period	32,043	21,816	18,090	1,660
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09	$10.20
Value at end of period	$17.15	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09
Number of accumulation units outstanding at end of period	8,106	16,600	7,589	7,799	6,331	10,730	10,290	8,794	1,689	663
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.76	$13.02	$10.95	$19.64	$17.05	$13.34	$11.69	$9.90
Value at end of period	$10.64	$13.76	$13.02	$10.95	$19.64	$17.05	$13.34	$11.69
Number of accumulation units outstanding at end of period	19,853	25,721	24,475	19,218	15,757	5,833	2,384	981
ING BALANCED PORTFOLIO
Value at beginning of period	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17	$15.976
Value at end of period	$19.51	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17
Number of accumulation units outstanding at end of period	109,209	176,960	188,955	184,495	177,825	210,713	236,692	266,424	99,803	60,447
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69	$8.85
Value at end of period	$18.13	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69
Number of accumulation units outstanding at end of period	32,429	32,635	30,478	26,314	14,424	14,490	8,984	15,392	3,277	122
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.03	$11.36	$9.57	$13.57	$12.64	$11.22	$10.92
Value at end of period	$12.46	$12.03	$11.36	$9.57	$13.57	$12.64	$11.22
Number of accumulation units outstanding at end of period	9,173	8,663	10,283	6,501	3,822	2,067	21
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.14	$8.14	$6.30	$10.43	$10.68
Value at end of period	$8.92	$9.14	$8.14	$6.30	$10.43
Number of accumulation units outstanding at end of period	107,498	133,173	121,001	119,374	125,026
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.28	$4.50	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58	$4.445
Value at end of period	$4.68	$5.28	$4.50	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58
Number of accumulation units outstanding at end of period	51,353	79,444	69,987	62,764	53,131	43,128	51,987	52,631	47,125	20,196
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.20	$8.87	$6.70	$9.74
Value at end of period	$9.57	$10.20	$8.87	$6.70
Number of accumulation units outstanding at end of period	24,578	25,993	21,833	22,328
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.36	$8.19	$6.09	$10.02	$12.31	$10.10
Value at end of period	$11.22	$10.36	$8.19	$6.09	$10.02	$12.31
Number of accumulation units outstanding at end of period	16,742	22,323	18,035	14,366	10,628	15,094

CFI 221

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.23	$8.25	$6.69	$10.26	$10.07	$9.83
Value at end of period	$9.84	$10.23	$8.25	$6.69	$10.26	$10.07
Number of accumulation units outstanding at end of period	4,946	3,794	323	3,093	740	210
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92	$11.21
Value at end of period	$17.33	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92
Number of accumulation units outstanding at end of period	6,766	8,957	7,227	4,430	3,678	2,661	3,280	4,387	1,487	46
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84	$10.01
Value at end of period	$13.74	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84
Number of accumulation units outstanding at end of period	10,018	20,955	18,853	12,895	11,353	8,095	562
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12	$9.99
Value at end of period	$13.79	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12
Number of accumulation units outstanding at end of period	91,393	123,769	116,248	110,698	106,418	108,134	138,695
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.87	$10.70	$7.87	$13.48	$9.68
Value at end of period	$11.57	$12.87	$10.70	$7.87	$13.48
Number of accumulation units outstanding at end of period	64,177	70,572	79,614	75,024	86,299
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21	$13.757
Value at end of period	$15.49	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21
Number of accumulation units outstanding at end of period	227,292	278,416	226,889	203,477	243,063	325,909	370,045	389,153	290,139	283,693
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76	$17.728
Value at end of period	$19.42	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76
Number of accumulation units outstanding at end of period	130,403	150,349	145,572	153,609	150,032	138,038	154,079	166,098	160,364	135,043
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57	$14.454
Value at end of period	$22.35	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57
Number of accumulation units outstanding at end of period	112,517	122,838	114,914	110,413	98,523	103,878	138,563	149,316	91,228	69,607
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13	$10.637
Value at end of period	$15.97	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13
Number of accumulation units outstanding at end of period	72,019	72,709	62,131	67,034	52,194	48,712	56,931	50,782	24,475	24,800
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75	$13.766
Value at end of period	$20.44	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75
Number of accumulation units outstanding at end of period	92,326	124,600	123,089	130,908	112,915	121,216	159,531	147,951	85,778	85,507
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.99	$7.49	$5.92	$5.19
Value at end of period	$6.94	$7.99	$7.49	$5.92
Number of accumulation units outstanding at end of period	23,367	26,156	23,002	6
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99	$10.20
Value at end of period	$11.26	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99
Number of accumulation units outstanding at end of period	25,917	22,912	18,533	16,271	11,068	8,661	22,145	20,980	4,740	2,454

CFI 222

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32	$8.80
Value at end of period	$12.29	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32
Number of accumulation units outstanding at end of period	33,539	35,136	30,613	19,116	17,458	15,119	13,175	20,591	3,060	132
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08	$10.16
Value at end of period	$12.65	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08
Number of accumulation units outstanding at end of period	246,727	268,368	280,976	301,980	312,431	250,896	276,512
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05	$10.67
Value at end of period	$11.38	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05
Number of accumulation units outstanding at end of period	8,393	8,511	12,440	4,788	3,808	6,786	4,570
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42	$10.91
Value at end of period	$19.41	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42
Number of accumulation units outstanding at end of period	17,635	18,551	20,252	13,653	11,287	9,723	2,568
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18	$9.50
Value at end of period	$17.77	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18
Number of accumulation units outstanding at end of period	21,685	28,222	24,186	19,104	15,612	13,439	11,724	6,863	2,300	220
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.87	$11.07	$8.79	$12.68	$13.04	$12.03
Value at end of period	$13.53	$13.87	$11.07	$8.79	$12.68	$13.04
Number of accumulation units outstanding at end of period	2,634	4,131	3,672	2,627	2,792	2,373
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	97,382
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.31	$7.04	$6.31	$9.14	$9.36
Value at end of period	$8.50	$8.31	$7.04	$6.31	$9.14
Number of accumulation units outstanding at end of period	165,336	132,041	121,469	117,145	86,932
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.98	$8.40	$6.57	$10.23
Value at end of period	$9.74	$9.98	$8.40	$6.57
Number of accumulation units outstanding at end of period	7,410	7,716	3,947	2,789
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.83	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96	$11.20
Value at end of period	$14.90	$14.83	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96
Number of accumulation units outstanding at end of period	46,745	50,746	60,274	53,153	63,686	59,560	89,822	61,818	82
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.94	$15.06	$11.47	$18.61	$14.78	$11.42	$10.06
Value at end of period	$17.82	$16.94	$15.06	$11.47	$18.61	$14.78	$11.42
Number of accumulation units outstanding at end of period	24,396	15,788	15,460	12,392	11,493	1,840	1,224

CFI 223

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93	$7.94
Value at end of period	$16.38	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93
Number of accumulation units outstanding at end of period	20,661	27,019	13,907	13,434	12,930	8,043	10,685	6,064	1,308	40
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62	$12.559
Value at end of period	$13.68	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62
Number of accumulation units outstanding at end of period	189,340	286,933	314,528	287,943	217,781	171,087	167,862	206,605	192,899	162,881
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15	$10.12
Value at end of period	$12.71	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15
Number of accumulation units outstanding at end of period	357,520	406,969	433,687	406,349	457,542	484,189	520,551
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49	$10.45
Value at end of period	$15.20	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49
Number of accumulation units outstanding at end of period	7,349	9,997	11,047	1,597	976	4,007	146
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73	$10.15
Value at end of period	$15.29	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73
Number of accumulation units outstanding at end of period	76,827	108,917	85,706	43,629	30,548	34,960	93,171	79,788	16,759	4,887
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.31	$8.97	$7.29	$11.26	$10.80	$10.57
Value at end of period	$9.76	$10.31	$8.97	$7.29	$11.26	$10.80
Number of accumulation units outstanding at end of period	7,118	11,270	8,371	5,593	4,510	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.10	$12.82	$7.76	$11.11	$10.59	$9.98
Value at end of period	$14.82	$15.10	$12.82	$7.76	$11.11	$10.59
Number of accumulation units outstanding at end of period	10,056	5,401	9,254	581	5,032	1,034
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.67	$9.13	$7.36	$11.09	$10.61	$9.22
Value at end of period	$10.05	$10.67	$9.13	$7.36	$11.09	$10.61
Number of accumulation units outstanding at end of period	44,213	58,009	46,953	33,073	48,004	154
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.00	$12.55	$10.70
Value at end of period	$14.43	$14.00	$12.55
Number of accumulation units outstanding at end of period	14,588	8,149	6,304
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.01	$8.12	$6.63	$7.16
Value at end of period	$9.14	$9.01	$8.12	$6.63
Number of accumulation units outstanding at end of period	14,946	12,434	4,970	347
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.01	$11.84	$10.06
Value at end of period	$12.94	$13.01	$11.84
Number of accumulation units outstanding at end of period	4,848	5,248	10,462

CFI 224

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.97	$12.83	$11.41
Value at end of period	$15.45	$15.97	$12.83
Number of accumulation units outstanding at end of period	6,579	2,560	1,542
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.16	$8.20	$5.92	$6.76
Value at end of period	$9.86	$10.16	$8.20	$5.92
Number of accumulation units outstanding at end of period	4,014	885	234	227
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.89	$8.71	$6.96	$10.29
Value at end of period	$10.35	$10.89	$8.71	$6.96
Number of accumulation units outstanding at end of period	5,463	2,520	7	629
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99	$5.22
Value at end of period	$10.70	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99
Number of accumulation units outstanding at end of period	10,401	15,112	7,626	7,518	11,295	9,466	10,366	4,124	1,863	9
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58	$19.205
Value at end of period	$30.22	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58
Number of accumulation units outstanding at end of period	27,295	34,081	37,414	38,814	35,119	36,971	44,759	52,216	46,693	33,179
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69	$10.61
Value at end of period	$11.46	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69
Number of accumulation units outstanding at end of period	58,880	46,859	41,741	20,302	13,247	5,347	4,440
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92	$10.73
Value at end of period	$11.04	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92
Number of accumulation units outstanding at end of period	175,053	159,749	100,655	63,037	28,203	15,283	3,004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08	$10.82
Value at end of period	$11.01	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08
Number of accumulation units outstanding at end of period	149,369	107,280	85,420	56,998	12,884	2,582	83
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29	$10.87
Value at end of period	$10.97	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29
Number of accumulation units outstanding at end of period	126,006	132,619	86,835	55,700	15,364	4,650	68
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.53	$9.62
Value at end of period	$10.82	$11.53
Number of accumulation units outstanding at end of period	3,366	297
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.49	$8.51	$6.92	$6.91
Value at end of period	$9.15	$9.49	$8.51	$6.92
Number of accumulation units outstanding at end of period	2,352	120	9	6

CFI 225

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31	$10.15
Value at end of period	$11.72	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31
Number of accumulation units outstanding at end of period	18,147	11,792	5,371	6,427	4,346	351	6
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.00	$9.10	$7.64	$8.02
Value at end of period	$9.83	$10.00	$9.10	$7.64
Number of accumulation units outstanding at end of period	3,260	2,554	2,515	2,891
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09	$13.836
Value at end of period	$17.64	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09
Number of accumulation units outstanding at end of period	37,235	37,455	43,410	39,158	46,007	47,213	49,574	47,464	28,751	28,653
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63	$13.00
Value at end of period	$16.28	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63
Number of accumulation units outstanding at end of period	59,960	65,277	76,718	66,139	69,869	72,441	78,885	60,403	51,467	46,766
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09	$13.508
Value at end of period	$16.70	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09
Number of accumulation units outstanding at end of period	50,628	83,120	86,225	81,075	72,297	67,305	77,120	74,480	75,675	58,967
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94	$10.76
Value at end of period	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	131,986	134,412	97,826	68,192	47,949	19,552	10,344
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46	$9.93
Value at end of period	$13.68	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46
Number of accumulation units outstanding at end of period	199,578	244,090	251,334	235,938	253,547	272,768	319,356
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94	$11.44
Value at end of period	$15.90	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94
Number of accumulation units outstanding at end of period	53,577	58,463	57,570	44,338	34,317	28,964	31,357	14,049	526
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53	$17.829
Value at end of period	$22.28	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53
Number of accumulation units outstanding at end of period	56,364	86,344	76,518	69,702	59,841	62,741	88,139	103,951	63,306	48,566
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44	$10.95
Value at end of period	$12.07	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44
Number of accumulation units outstanding at end of period	5,460	11,178	13,858	11,952	8,885	5,301	360
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.85	$8.22	$6.29	$10.20
Value at end of period	$7.71	$8.85	$8.22	$6.29
Number of accumulation units outstanding at end of period	55,304	62,076	64,766	47,147

CFI 226

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.33	$8.75	$6.69	$11.21	$11.07	$10.00
Value at end of period	$8.70	$9.33	$8.75	$6.69	$11.21	$11.07
Number of accumulation units outstanding at end of period	4,998	3,320	2,822	1,855	2,432	669
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.01	$16.35	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01	$15.934
Value at end of period	$15.48	$18.01	$16.35	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01
Number of accumulation units outstanding at end of period	38,844	35,373	43,802	39,512	39,555	40,272	57,732	64,681	44,713	38,125
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.21	$10.68	$10.20	$9.78
Value at end of period	$11.88	$11.21	$10.68	$10.20
Number of accumulation units outstanding at end of period	13,006	4,473	1,641	192
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.69	$9.53	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13	$9.605
Value at end of period	$10.30	$10.69	$9.53	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13
Number of accumulation units outstanding at end of period	19,941	27,772	27,530	24,844	25,103	44,742	49,072	61,545	45,679	44,242
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.66	$12.28	$10.55
Value at end of period	$12.67	$13.66	$12.28
Number of accumulation units outstanding at end of period	1,395	467	286
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.08	$7.95	$6.63	$11.67	$10.53	$10.02	$9.30	$8.82	$6.89	$9.205
Value at end of period	$8.27	$9.08	$7.95	$6.63	$11.67	$10.53	$10.02	$9.30	$8.82	$6.89
Number of accumulation units outstanding at end of period	50,108	56,122	52,762	51,645	41,950	43,961	28,474	30,095	19,874	17,764
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32	$7.564
Value at end of period	$10.11	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32
Number of accumulation units outstanding at end of period	52,107	76,128	75,123	63,605	53,729	68,774	58,391	58,398	35,062	41,825
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.85	$7.27	$5.32	$8.75	$10.17
Value at end of period	$8.24	$8.85	$7.27	$5.32	$8.75
Number of accumulation units outstanding at end of period	614	504	363	924	78
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.23	$9.10	$6.53
Value at end of period	$10.90	$11.23	$9.10
Number of accumulation units outstanding at end of period	7,406	1,490	223
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34	$9.81
Value at end of period	$13.20	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34
Number of accumulation units outstanding at end of period	38,136	49,394	47,684	40,065	43,628	37,123	50,215	34,990	14,828	4,007
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.73	$8.85	$6.87	$11.36	$10.70	$9.48
Value at end of period	$10.29	$10.73	$8.85	$6.87	$11.36	$10.70
Number of accumulation units outstanding at end of period	5,966	7,922	5,764	5,023	1,669	83
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33	$10.09
Value at end of period	$14.42	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33
Number of accumulation units outstanding at end of period	17,859	19,713	23,033	17,613	17,622	10,098	10,377	7,461

CFI 227

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98	$21.35
Value at end of period	$62.38	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98
Number of accumulation units outstanding at end of period	17,564	20,377	21,939	20,069	20,404	20,234	21,224	14,273
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$23.69	$20.66	$14.94	$25.26	$24.02	$20.64	$18.25	$15.49	$10.95	$14.22
Value at end of period	$21.49	$23.69	$20.66	$14.94	$25.26	$24.02	$20.64	$18.25	$15.49	$10.95
Number of accumulation units outstanding at end of period	127	126	125	96	65	56	195	149,367	80,145	42,018
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74	$9.97
Value at end of period	$12.85	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74
Number of accumulation units outstanding at end of period	9,133	15,980	13,594	7,928	5,885	3,173	165
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63	$9.59
Value at end of period	$11.61	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63
Number of accumulation units outstanding at end of period	20,375	28,124	26,224	24,966	15,485	11,720	5,787	956
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79	$10.46
Value at end of period	$15.10	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79
Number of accumulation units outstanding at end of period	47,799	43,357	34,569	40,345	20,636	16,253	26,078	12,814
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.43	$9.10	$5.27	$12.74	$10.68
Value at end of period	$7.90	$10.43	$9.10	$5.27	$12.74
Number of accumulation units outstanding at end of period	13,836	19,562	24,935	11,488	13,502
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66	$9.98
Value at end of period	$13.89	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66
Number of accumulation units outstanding at end of period	8,519	11,553	12,418	10,613	4,923	3,707	1,441	1,600
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.24	$8.29	$5.53
Value at end of period	$8.68	$10.24	$8.29
Number of accumulation units outstanding at end of period	13,379	11,284	6,047
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62	$10.33
Value at end of period	$18.23	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62
Number of accumulation units outstanding at end of period	44,116	51,025	44,154	48,042	22,418	16,265	8,303	1,237
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.49	$9.89	$8.70	$9.70
Value at end of period	$11.05	$10.49	$9.89	$8.70
Number of accumulation units outstanding at end of period	8,066	10,127	8,689	5,340
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83	$10.05
Value at end of period	$12.33	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83
Number of accumulation units outstanding at end of period	127,160	153,673	147,478	101,535	83,070	87,290	70,504	39,555

CFI 228

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.65
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	5,804
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.33	$8.36	$5.64	$10.49	$10.17
Value at end of period	$8.72	$10.33	$8.36	$5.64	$10.49
Number of accumulation units outstanding at end of period	7,932	9,021	5,579	3,048	858
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42	$10.06
Value at end of period	$13.49	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42
Number of accumulation units outstanding at end of period	22,873	25,888	23,549	17,632	12,156	8,700	5,489	1,444
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58	$10.42
Value at end of period	$13.85	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58
Number of accumulation units outstanding at end of period	19,229	28,103	20,138	15,976	10,731	14,363	12,348	463
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83	$10.01
Value at end of period	$12.26	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83
Number of accumulation units outstanding at end of period	74,781	86,377	87,674	74,633	55,425	53,142	48,482	42,278
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31	$16.63
Value at end of period	$22.21	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31
Number of accumulation units outstanding at end of period	20,115	20,927	19,957	20,995	21,884	15,413	10,452	7,952

TABLE 25
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.04	$12.96	$11.52
Value at end of period	$13.15	$14.04	$12.96
Number of accumulation units outstanding at end of period	1,075	723	723
AMANA GROWTH FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.99	$9.59	$9.24
Value at end of period	$10.67	$10.99	$9.59
Number of accumulation units outstanding at end of period	1,769	1,331	956
AMANA INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.96	$9.88	$8.92
Value at end of period	$11.05	$10.96	$9.88
Number of accumulation units outstanding at end of period	3,379	3,567	3

CFI 229

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.16	$10.70	$10.26
Value at end of period	$12.47	$11.16	$10.70
Number of accumulation units outstanding at end of period	18,747	6,588	7,196
ARIEL FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.55	$9.77
Value at end of period	$10.12	$11.55
Number of accumulation units outstanding at end of period	694	3,186
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.31	$7.93	$5.74	$5.27
Value at end of period	$7.61	$8.31	$7.93	$5.74
Number of accumulation units outstanding at end of period	2,106	1,648	3,878	6
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.72	$10.67
Value at end of period	$10.83	$11.72
Number of accumulation units outstanding at end of period	0	2,446
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.95
Value at end of period	$15.39
Number of accumulation units outstanding at end of period	32
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64	$14.55
Value at end of period	$17.53	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64
Number of accumulation units outstanding at end of period	11,338	10,334	11,115	11,283	12,869	13,334	13,393	14,502	9,193	8,800
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.94	$7.77	$6.18	$8.11
Value at end of period	$8.38	$8.94	$7.77	$6.18
Number of accumulation units outstanding at end of period	4,208	4,050	1,018	156
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.67	$7.95	$6.08	$8.93
Value at end of period	$9.15	$9.67	$7.95	$6.08
Number of accumulation units outstanding at end of period	2,066	2,335	2,486	1,633
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46	$10.03
Value at end of period	$14.49	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46
Number of accumulation units outstanding at end of period	99,025	109,782	136,704	128,681	85,744	60,846	15,322	1,516
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61	$17.416
Value at end of period	$28.59	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61
Number of accumulation units outstanding at end of period	274,820	315,602	372,022	419,213	472,873	516,840	307,647	237,826	83,150	58,609
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12	$15.984
Value at end of period	$19.29	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12
Number of accumulation units outstanding at end of period	98,463	120,131	140,149	132,451	149,387	169,167	97,136	110,055	41,132	28,002

CFI 230

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71	$16.955
Value at end of period	$17.56	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71
Number of accumulation units outstanding at end of period	89,325	92,734	107,057	137,894	140,267	144,958	90,463	105,129	64,097	59,388
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06	$11.502
Value at end of period	$14.63	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06
Number of accumulation units outstanding at end of period	8,821	11,352	14,863	17,837	22,320	27,614	17,245	26,653	12,473	7,740
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24	$11.50
Value at end of period	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24
Number of accumulation units outstanding at end of period	28,377	34,898	38,808	49,190	51,720	53,377	15,286	10,292	3,163	1,512
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.06	$8.04	$6.10	$10.19
Value at end of period	$8.79	$9.06	$8.04	$6.10
Number of accumulation units outstanding at end of period	19,487	24,692	26,639	8,490
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09	$8.37
Value at end of period	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09
Number of accumulation units outstanding at end of period	4,083	5,326	6,075	5,153	5,203	10,553	6,481	7,599	2,653	163
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.71	$12.98	$10.92	$19.60	$17.03	$13.33	$11.69	$9.74
Value at end of period	$10.60	$13.71	$12.98	$10.92	$19.60	$17.03	$13.33	$11.69
Number of accumulation units outstanding at end of period	22,741	26,874	31,749	32,706	30,574	17,080	6,690	521
ING BALANCED PORTFOLIO
Value at beginning of period	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13	$15.931
Value at end of period	$19.36	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13
Number of accumulation units outstanding at end of period	198,845	219,984	268,446	274,079	344,529	397,173	150,929	156,016	75,376	70,353
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69	$9.62
Value at end of period	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69
Number of accumulation units outstanding at end of period	33,084	38,797	43,569	47,093	45,358	50,549	20,706	16,631	2,542	35
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.99	$11.34	$9.55	$13.55	$12.63	$11.21	$10.79
Value at end of period	$12.42	$11.99	$11.34	$9.55	$13.55	$12.63	$11.21
Number of accumulation units outstanding at end of period	5,794	2,898	5,206	6,547	5,517	4,093	174
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.12	$8.12	$6.29	$10.43	$10.68
Value at end of period	$8.90	$9.12	$8.12	$6.29	$10.43
Number of accumulation units outstanding at end of period	46,136	49,258	56,474	59,675	67,131
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.25	$4.48	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58	$4.441
Value at end of period	$4.65	$5.25	$4.48	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58
Number of accumulation units outstanding at end of period	21,954	29,215	41,916	42,020	38,566	39,142	15,143	26,215	22,386	13,750
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.19	$8.86	$6.70	$9.74
Value at end of period	$9.56	$10.19	$8.86	$6.70
Number of accumulation units outstanding at end of period	37,422	51,877	59,191	54,037

CFI 231

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.34	$8.17	$6.08	$10.01	$12.31	$10.33
Value at end of period	$11.19	$10.34	$8.17	$6.08	$10.01	$12.31
Number of accumulation units outstanding at end of period	17,146	22,553	22,483	23,845	22,025	17,213
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.20	$8.24	$6.68	$10.25	$10.07	$9.46
Value at end of period	$9.81	$10.20	$8.24	$6.68	$10.25	$10.07
Number of accumulation units outstanding at end of period	7,856	6,845	7,738	6,272	4,515	20
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91	$11.87
Value at end of period	$17.25	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91
Number of accumulation units outstanding at end of period	2,026	2,547	4,110	3,212	5,494	4,417	3,205	4,549	2,398	183
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83	$11.34
Value at end of period	$13.70	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83
Number of accumulation units outstanding at end of period	25,163	28,855	21,206	20,336	20,436	20,812	2,895
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12	$9.98
Value at end of period	$13.74	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12
Number of accumulation units outstanding at end of period	36,903	49,326	47,965	76,222	79,892	98,486	57,415
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.85	$10.68	$7.86	$13.47	$9.68
Value at end of period	$11.54	$12.85	$10.68	$7.86	$13.47
Number of accumulation units outstanding at end of period	96,368	97,385	118,022	101,898	71,519
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17	$13.718
Value at end of period	$15.37	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17
Number of accumulation units outstanding at end of period	499,693	539,591	603,771	700,974	780,871	895,372	258,276	307,389	268,968	257,254
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72	$17.681
Value at end of period	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72
Number of accumulation units outstanding at end of period	150,031	159,467	195,772	205,126	262,914	312,930	244,135	259,832	65,867	47,238
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54	$14.427
Value at end of period	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54
Number of accumulation units outstanding at end of period	96,922	108,249	132,715	152,651	172,106	180,401	116,592	89,723	27,867	12,024
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11	$10.618
Value at end of period	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11
Number of accumulation units outstanding at end of period	51,154	58,585	81,074	92,831	111,071	127,955	90,740	70,348	18,738	8,843
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70	$13.727
Value at end of period	$20.28	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70
Number of accumulation units outstanding at end of period	95,720	121,805	146,012	158,912	160,354	176,238	62,041	65,146	64,925	63,808
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.98	$7.48	$5.92	$10.01
Value at end of period	$6.93	$7.98	$7.48	$5.92
Number of accumulation units outstanding at end of period	34,769	37,050	50,082	3,345

CFI 232

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99	$9.24
Value at end of period	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99
Number of accumulation units outstanding at end of period	40,349	55,010	78,546	100,466	108,102	100,267	76,291	64,416	6,534	2,944
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31	$7.15
Value at end of period	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31
Number of accumulation units outstanding at end of period	17,880	19,494	25,134	23,297	24,987	24,864	6,189	5,507	4,603	307
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07	$10.33
Value at end of period	$12.59	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07
Number of accumulation units outstanding at end of period	106,340	121,148	146,129	173,779	202,843	236,757	159,936
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05	$10.93
Value at end of period	$11.35	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05
Number of accumulation units outstanding at end of period	18,508	18,517	19,659	20,661	16,290	15,542	2,792
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41	$11.60
Value at end of period	$19.35	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41
Number of accumulation units outstanding at end of period	12,805	15,884	19,215	23,371	26,816	21,219	2,733
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17	$8.83
Value at end of period	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17
Number of accumulation units outstanding at end of period	8,575	9,169	10,445	10,941	15,043	17,947	6,179	2,497	554	94
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30	$11.20
Value at end of period	$13.49	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30
Number of accumulation units outstanding at end of period	3,436	3,032	2,739	1,674	2,145	1,527	458
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	69,383
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.29	$7.02	$6.31	$9.13	$9.35
Value at end of period	$8.48	$8.29	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	133,935	137,361	178,785	206,885	239,700
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.97	$8.40	$6.57	$10.23
Value at end of period	$9.72	$9.97	$8.40	$6.57
Number of accumulation units outstanding at end of period	6,656	9,503	9,317	8,081
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.77	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96	$11.37
Value at end of period	$14.84	$14.77	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96
Number of accumulation units outstanding at end of period	25,094	20,948	25,440	28,139	27,027	30,812	22,327	17,416	557

CFI 233

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.89	$15.03	$11.45	$18.59	$14.76	$11.42	$11.11
Value at end of period	$17.76	$16.89	$15.03	$11.45	$18.59	$14.76	$11.42
Number of accumulation units outstanding at end of period	21,700	21,894	27,683	32,852	22,458	15,471	130
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93	$7.36
Value at end of period	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93
Number of accumulation units outstanding at end of period	10,829	6,689	7,884	6,487	2,446	5,707	208	857	1,552	58
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58	$12.524
Value at end of period	$13.57	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58
Number of accumulation units outstanding at end of period	128,666	125,613	169,795	201,803	189,178	185,984	61,014	103,759	102,165	82,720
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13	$10.42
Value at end of period	$12.65	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13
Number of accumulation units outstanding at end of period	257,763	300,492	348,809	368,464	440,703	503,672	360,152
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49	$10.25
Value at end of period	$15.15	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49
Number of accumulation units outstanding at end of period	8,502	7,145	4,559	2,705	5,256	11,288	2,233
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72	$10.06
Value at end of period	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72
Number of accumulation units outstanding at end of period	44,639	46,834	55,341	54,300	38,904	33,800	24,313	25,945	12,016	1,261
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.28	$8.96	$7.28	$11.25	$10.80	$9.86
Value at end of period	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80
Number of accumulation units outstanding at end of period	20,394	22,545	33,744	34,878	33,068	18,008
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.06	$12.80	$7.75	$11.10	$10.58	$10.16
Value at end of period	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58
Number of accumulation units outstanding at end of period	1,694	1,227	2,331	858	549	64
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.65	$9.11	$7.35	$11.08	$10.61	$10.61
Value at end of period	$10.02	$10.65	$9.11	$7.35	$11.08	$10.61
Number of accumulation units outstanding at end of period	27,249	33,883	38,936	56,638	55,387	731
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.99	$12.54	$10.70
Value at end of period	$14.41	$13.99	$12.54
Number of accumulation units outstanding at end of period	1,267	96	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.99	$8.11	$6.63	$8.94
Value at end of period	$9.12	$8.99	$8.11	$6.63
Number of accumulation units outstanding at end of period	14,574	9,491	8,501	1,375

CFI 234

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.00	$11.84	$10.05
Value at end of period	$12.93	$13.00	$11.84
Number of accumulation units outstanding at end of period	3,843	2,965	1,726
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.96	$12.83	$11.40
Value at end of period	$15.43	$15.96	$12.83
Number of accumulation units outstanding at end of period	6,393	8,606	5,761
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.15	$8.20	$5.92	$9.34
Value at end of period	$9.84	$10.15	$8.20	$5.92
Number of accumulation units outstanding at end of period	5,342	3,039	5,275	959
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.87	$8.70	$6.95	$10.32
Value at end of period	$10.33	$10.87	$8.70	$6.95
Number of accumulation units outstanding at end of period	1,150	529	574	1,944
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99	$5.63
Value at end of period	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99
Number of accumulation units outstanding at end of period	12,436	10,166	9,166	6,824	5,023	3,720	2,150	1,800	891	81
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54	$19.16
Value at end of period	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54
Number of accumulation units outstanding at end of period	45,379	44,898	50,706	58,496	62,006	74,969	76,125	87,891	16,987	15,129
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69	$10.40
Value at end of period	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69
Number of accumulation units outstanding at end of period	34,877	46,517	80,898	45,987	48,075	28,240	1,757
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92	$10.55
Value at end of period	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92
Number of accumulation units outstanding at end of period	57,495	64,088	100,241	61,989	40,204	16,553	1,464
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07	$10.79
Value at end of period	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07
Number of accumulation units outstanding at end of period	65,899	65,999	81,376	60,945	37,839	23,517	4,488
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28	$10.80
Value at end of period	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28
Number of accumulation units outstanding at end of period	31,149	38,066	36,848	25,773	14,280	5,417	350
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.72
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	231

CFI 235

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.77	$10.87	$9.38	$11.38	$11.11
Value at end of period	$11.68	$11.77	$10.87	$9.38	$11.38
Number of accumulation units outstanding at end of period	5	65	3,196	5	1,333
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.99	$9.09	$7.46
Value at end of period	$9.81	$9.99	$9.09
Number of accumulation units outstanding at end of period	219	175	126
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05	$13.797
Value at end of period	$17.51	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05
Number of accumulation units outstanding at end of period	20,625	22,240	26,909	39,251	42,056	42,794	28,310	32,084	8,613	6,921
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59	$13.591
Value at end of period	$16.15	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59
Number of accumulation units outstanding at end of period	48,132	53,867	68,921	79,897	79,014	88,680	78,752	77,380	22,301	17,410
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05	$13.47
Value at end of period	$16.57	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05
Number of accumulation units outstanding at end of period	45,610	59,500	78,726	86,697	88,914	95,783	91,280	98,752	17,206	13,409
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94	$10.73
Value at end of period	$13.85	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94
Number of accumulation units outstanding at end of period	150,227	154,831	142,638	117,937	103,974	64,899	5,221
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45	$10.24
Value at end of period	$13.62	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45
Number of accumulation units outstanding at end of period	140,452	153,317	176,871	185,791	220,002	272,350	183,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69	$12.81
Value at end of period	$15.83	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69
Number of accumulation units outstanding at end of period	22,183	27,945	35,342	35,274	37,594	46,251	16,298	8,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48	$17.779
Value at end of period	$22.11	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48
Number of accumulation units outstanding at end of period	57,193	65,975	73,187	63,752	69,959	81,985	55,822	63,612	23,142	23,649
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44	$10.80
Value at end of period	$12.03	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44
Number of accumulation units outstanding at end of period	7,376	7,419	8,716	7,371	5,990	2,889	1,214
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.84	$8.22	$6.29	$10.20
Value at end of period	$7.69	$8.84	$8.22	$6.29
Number of accumulation units outstanding at end of period	36,943	46,788	57,156	64,548

CFI 236

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.31	$8.74	$6.68	$11.20	$11.07	$10.81
Value at end of period	$8.67	$9.31	$8.74	$6.68	$11.20	$11.07
Number of accumulation units outstanding at end of period	1,150	602	686	636	1,389	2,935
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.88	$16.24	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97	$15.889
Value at end of period	$15.36	$17.88	$16.24	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97
Number of accumulation units outstanding at end of period	15,091	16,641	22,822	32,102	40,249	50,052	27,649	32,796	32,812	30,277
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.19	$10.67	$10.19	$9.90
Value at end of period	$11.86	$11.19	$10.67	$10.19
Number of accumulation units outstanding at end of period	13,009	10,490	3,048	4,568
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.61	$9.46	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11	$9.578
Value at end of period	$10.22	$10.61	$9.46	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11
Number of accumulation units outstanding at end of period	38,480	50,722	57,434	84,565	87,458	105,153	61,862	68,289	52,502	56,188
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.65	$12.27	$11.74
Value at end of period	$12.65	$13.65	$12.27
Number of accumulation units outstanding at end of period	50	2,008	40
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.02	$7.90	$6.60	$11.61	$10.49	$9.98	$9.28	$8.80	$6.87	$9.192
Value at end of period	$8.21	$9.02	$7.90	$6.60	$11.61	$10.49	$9.98	$9.28	$8.80	$6.87
Number of accumulation units outstanding at end of period	15,460	20,189	36,439	43,317	42,365	39,918	12,129	8,932	6,641	3,373
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30	$7.554
Value at end of period	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30
Number of accumulation units outstanding at end of period	27,418	30,365	37,091	39,838	47,594	62,589	24,077	36,127	35,070	13,776
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75	$20.275
Value at end of period	$32.27	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75
Number of accumulation units outstanding at end of period	58	50	42	33	23	15	7	99,265	52,946	44,165
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33	$12.01	$8.99	$12.621
Value at end of period	$20.82	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33	$12.01	$8.99
Number of accumulation units outstanding at end of period	0	0	0	0	12	289	12	161,764	96,156	76,205
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92	$14.579
Value at end of period	$25.00	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92
Number of accumulation units outstanding at end of period	11	11	11	10	22	513	413	22,339	20,156	11,559
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37	$18.161
Value at end of period	$16.36	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37
Number of accumulation units outstanding at end of period	91	78	63	46	35	158	13	165,204	99,792	92,021
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.84	$7.26	$5.31	$8.25
Value at end of period	$8.22	$8.84	$7.26	$5.31
Number of accumulation units outstanding at end of period	39	30	119	134

CFI 237

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.21	$9.09	$7.16	$9.61
Value at end of period	$10.88	$11.21	$9.09	$7.16
Number of accumulation units outstanding at end of period	4,895	4,346	4,679	1,710
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33	$8.82
Value at end of period	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33
Number of accumulation units outstanding at end of period	32,890	36,984	47,914	53,990	64,002	76,390	18,052	23,810	16,651	938
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.70	$8.83	$6.86	$11.35	$10.69
Value at end of period	$10.26	$10.70	$8.83	$6.86	$11.35
Number of accumulation units outstanding at end of period	4,487	3,783	3,637	1,736	340
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33	$10.12
Value at end of period	$14.37	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33
Number of accumulation units outstanding at end of period	14,209	17,976	19,204	19,817	22,209	20,029	7,179	2,962
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92	$21.66
Value at end of period	$62.03	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92
Number of accumulation units outstanding at end of period	33,151	37,535	42,528	38,610	39,851	53,110	14,542	7,115
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19	$14.44	$10.92	$14.19
Value at end of period	$21.34	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19	$14.44	$10.92
Number of accumulation units outstanding at end of period	349	359	373	319	307	336	66	83,303	33,406	17,052
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73	$11.11
Value at end of period	$12.80	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73
Number of accumulation units outstanding at end of period	3,618	3,692	3,606	5,762	7,126	7,787	998
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61	$9.54
Value at end of period	$11.54	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61
Number of accumulation units outstanding at end of period	28,289	33,814	36,075	46,317	43,591	61,840	15,096	3,783
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79	$10.43
Value at end of period	$15.04	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79
Number of accumulation units outstanding at end of period	60,243	59,036	46,515	40,014	24,753	23,310	11,316	4,166
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.41	$9.09	$5.26	$12.74	$10.67
Value at end of period	$7.88	$10.41	$9.09	$5.26	$12.74
Number of accumulation units outstanding at end of period	13,253	16,867	24,517	21,863	16,143
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65	$10.35
Value at end of period	$13.84	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65
Number of accumulation units outstanding at end of period	11,298	14,218	17,456	18,956	26,903	18,323	2,134	2,409

CFI 238

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.23	$8.28	$5.45	$9.38
Value at end of period	$8.66	$10.23	$8.28	$5.45
Number of accumulation units outstanding at end of period	1,855	5,575	6,229	1,648
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62	$10.76
Value at end of period	$18.16	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62
Number of accumulation units outstanding at end of period	67,553	71,487	89,902	71,677	56,231	53,829	10,088	1,133
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.48	$9.88	$8.70	$9.67
Value at end of period	$11.03	$10.48	$9.88	$8.70
Number of accumulation units outstanding at end of period	8,866	6,708	5,716	3,461
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82	$9.90
Value at end of period	$12.28	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82
Number of accumulation units outstanding at end of period	178,664	205,347	247,547	238,743	156,979	154,499	32,998	9,197
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.92
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	1,517
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.31	$8.35	$5.64	$10.49	$10.53
Value at end of period	$8.70	$10.31	$8.35	$5.64	$10.49
Number of accumulation units outstanding at end of period	25,330	18,723	11,102	7,872	4,389
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42	$9.43
Value at end of period	$13.44	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42
Number of accumulation units outstanding at end of period	30,529	39,157	36,490	38,325	36,933	36,890	2,968	1,239
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58	$9.99
Value at end of period	$13.80	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58
Number of accumulation units outstanding at end of period	11,033	9,952	10,952	13,782	14,889	15,593	1,261	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82	$10.18
Value at end of period	$12.21	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82
Number of accumulation units outstanding at end of period	43,088	49,817	60,162	60,153	62,681	73,234	20,787	8,984
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27	$16.27
Value at end of period	$22.09	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27
Number of accumulation units outstanding at end of period	33,566	42,598	39,610	46,123	41,654	47,470	7,980	2,724

CFI 239

Condensed Financial Information (continued)

TABLE 26

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.48
Value at end of period	$13.14
Number of accumulation units outstanding at end of period	14
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.98	$9.59	$8.46
Value at end of period	$10.65	$10.98	$9.59
Number of accumulation units outstanding at end of period	7,014	10,857	3,738
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.95	$9.87	$8.94
Value at end of period	$11.03	$10.95	$9.87
Number of accumulation units outstanding at end of period	1,773	1,127	737
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.15	$10.70	$10.28
Value at end of period	$12.45	$11.15	$10.70
Number of accumulation units outstanding at end of period	1,741	4,274	3,791
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.29	$7.92	$5.74	$5.71
Value at end of period	$7.60	$8.29	$7.92	$5.74
Number of accumulation units outstanding at end of period	3,035	4	285	470
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.48
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	766
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.65	$12.60	$11.91
Value at end of period	$15.37	$15.65	$12.60
Number of accumulation units outstanding at end of period	627	0	77
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59	$14.509
Value at end of period	$17.39	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59
Number of accumulation units outstanding at end of period	7,707	6,421	5,411	6,665	5,606	16,044	17,247	11,929	12,575	12,326
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.27
Value at end of period	$9.46
Number of accumulation units outstanding at end of period	266

CFI 240

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.93	$7.77	$5.99
Value at end of period	$8.37	$8.93	$7.77
Number of accumulation units outstanding at end of period	1,830	3,065	43
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.65	$7.95	$6.08	$7.07
Value at end of period	$9.13	$9.65	$7.95	$6.08
Number of accumulation units outstanding at end of period	7,981	7,153	28	1,086
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45	$10.22
Value at end of period	$14.43	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45
Number of accumulation units outstanding at end of period	23,078	28,714	23,499	9,980	12,276	8,646	4,357	214
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56	$17.367
Value at end of period	$28.36	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56
Number of accumulation units outstanding at end of period	51,767	53,378	80,196	53,125	63,422	73,890	67,723	36,012	68,670	46,506
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08	$15.939
Value at end of period	$19.14	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08
Number of accumulation units outstanding at end of period	24,054	34,666	49,321	42,895	56,507	62,250	47,941	28,000	70,821	50,747
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68	$16.907
Value at end of period	$17.42	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68
Number of accumulation units outstanding at end of period	36,160	45,184	65,323	59,660	73,333	94,279	86,202	49,508	197,515	154,272
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03	$11.47
Value at end of period	$14.52	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03
Number of accumulation units outstanding at end of period	10,645	11,970	12,748	9,198	10,930	15,843	9,272	7,735	14,662	4,490
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23	$10.06
Value at end of period	$17.96	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23
Number of accumulation units outstanding at end of period	15,052	19,302	24,341	16,535	10,934	9,892	8,091	2,444	4,293	1,437
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.05	$8.04	$6.10	$7.10
Value at end of period	$8.77	$9.05	$8.04	$6.10
Number of accumulation units outstanding at end of period	213	10,876	10,182	256
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08	$8.97
Value at end of period	$16.98	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08
Number of accumulation units outstanding at end of period	2,347	2,836	4,756	853	3,625	4,969	2,082	571	2,295	539
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.67	$12.95	$10.90	$19.57	$17.00	$13.32	$11.45
Value at end of period	$10.56	$13.67	$12.95	$10.90	$19.57	$17.00	$13.32
Number of accumulation units outstanding at end of period	3,370	1,389	6,496	3,516	4,681	4,468	1,704
ING BALANCED PORTFOLIO
Value at beginning of period	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08	$15.886
Value at end of period	$19.21	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08
Number of accumulation units outstanding at end of period	13,186	13,315	28,081	15,527	25,177	32,683	44,298	34,210	84,714	87,711

CFI 241

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69	$8.62
Value at end of period	$17.96	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69
Number of accumulation units outstanding at end of period	9,649	10,052	13,309	10,006	13,176	13,409	9,472	1,809	2,646	227
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.96	$11.31	$9.53	$13.53	$12.61	$11.21	$10.81
Value at end of period	$12.38	$11.96	$11.31	$9.53	$13.53	$12.61	$11.21
Number of accumulation units outstanding at end of period	1,443	1,548	2,248	1,637	2,270	1,393	1
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.11	$8.11	$6.29	$10.42	$10.68
Value at end of period	$8.88	$9.11	$8.11	$6.29	$10.42
Number of accumulation units outstanding at end of period	21,969	30,462	25,759	19,287	29,654
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.22	$4.46	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57	$4.437
Value at end of period	$4.62	$5.22	$4.46	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57
Number of accumulation units outstanding at end of period	12,436	13,634	22,492	13,472	26,165	31,231	58,723	23,537	84,297	89,207
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.18	$8.86	$6.70	$9.74
Value at end of period	$9.54	$10.18	$8.86	$6.70
Number of accumulation units outstanding at end of period	3,427	3,358	9,242	5,878
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.31	$8.16	$6.07	$10.00	$12.30	$11.24
Value at end of period	$11.16	$10.31	$8.16	$6.07	$10.00	$12.30
Number of accumulation units outstanding at end of period	9,724	7,544	3,649	1,941	730	6,190
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.18	$8.22	$6.67	$10.24	$10.19
Value at end of period	$9.79	$10.18	$8.22	$6.67	$10.24
Number of accumulation units outstanding at end of period	367	639	2,005	1,912	1,086
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55	$12.31
Value at end of period	$17.16	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55
Number of accumulation units outstanding at end of period	2,662	3,366	3,390	1,442	730	1,038	1,089	607	737
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83	$11.49
Value at end of period	$13.65	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83
Number of accumulation units outstanding at end of period	2,975	4,847	3,644	2,845	955	136	596
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11	$9.98
Value at end of period	$13.69	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11
Number of accumulation units outstanding at end of period	30,080	48,231	64,383	63,282	65,624	65,199	59,076
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.82	$10.67	$7.85	$13.47	$9.68
Value at end of period	$11.51	$12.82	$10.67	$7.85	$13.47
Number of accumulation units outstanding at end of period	10,761	13,303	19,308	8,373	19,633

CFI 242

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14	$13.68
Value at end of period	$15.25	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14
Number of accumulation units outstanding at end of period	35,570	42,547	47,768	40,050	49,369	63,530	59,264	56,740	240,747	233,063
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67	$17.634
Value at end of period	$19.12	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67
Number of accumulation units outstanding at end of period	22,163	29,870	40,419	36,043	61,315	70,761	77,604	34,594	78,790	55,586
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51	$14.401
Value at end of period	$22.05	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51
Number of accumulation units outstanding at end of period	19,580	33,316	52,801	29,270	40,565	55,277	47,243	20,823	57,703	33,260
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09	$10.598
Value at end of period	$15.75	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09
Number of accumulation units outstanding at end of period	18,575	18,243	29,637	13,078	20,960	24,855	20,641	10,934	15,700	8,360
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65	$13.688
Value at end of period	$20.13	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65
Number of accumulation units outstanding at end of period	23,276	30,972	39,306	44,153	57,372	66,886	50,430	48,088	80,736	61,947
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.97	$7.48	$5.27
Value at end of period	$6.92	$7.97	$7.48
Number of accumulation units outstanding at end of period	7,185	7,906	8,312
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98	$10.15
Value at end of period	$11.14	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98
Number of accumulation units outstanding at end of period	2,191	9,118	16,242	7,374	3,983	4,691	5,164	3,069	1,309	102
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31	$7.77
Value at end of period	$12.17	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31
Number of accumulation units outstanding at end of period	2,702	5,892	13,994	4,314	5,370	8,121	5,424	799	4,412	980
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06	$10.15
Value at end of period	$12.53	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06
Number of accumulation units outstanding at end of period	56,344	72,943	95,098	68,007	107,065	153,266	131,180
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05	$10.33
Value at end of period	$11.31	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05
Number of accumulation units outstanding at end of period	4,180	3,491	4,621	2,463	1,550	865	162
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41	$11.76
Value at end of period	$19.29	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41
Number of accumulation units outstanding at end of period	2,365	3,028	2,594	1,268	2,886	2,323	578
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17	$9.77
Value at end of period	$17.59	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17
Number of accumulation units outstanding at end of period	5,321	4,291	6,926	3,517	3,518	7,599	6,143	346	3,971	534

CFI 243

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.79	$11.01	$8.75	$12.65	$13.02	$12.11
Value at end of period	$13.44	$13.79	$11.01	$8.75	$12.65	$13.02
Number of accumulation units outstanding at end of period	837	392	1,396	839	399	47
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	13,040
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.27	$7.01	$6.30	$9.12	$9.35
Value at end of period	$8.46	$8.27	$7.01	$6.30	$9.12
Number of accumulation units outstanding at end of period	37,806	10,651	29,670	12,131	14,760
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.96	$8.39	$6.57	$10.23
Value at end of period	$9.70	$9.96	$8.39	$6.57
Number of accumulation units outstanding at end of period	3,307	1,881	2,599	3,658
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$14.72	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96	$11.23
Value at end of period	$14.77	$14.72	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96
Number of accumulation units outstanding at end of period	7,139	5,882	22,412	17,724	17,438	15,389	7,216	2,099	2,347
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.84	$14.99	$11.43	$18.56	$14.75	$11.68
Value at end of period	$17.70	$16.84	$14.99	$11.43	$18.56	$14.75
Number of accumulation units outstanding at end of period	5,782	8,179	4,474	3,595	3,783	1,788
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92	$7.26
Value at end of period	$16.21	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92
Number of accumulation units outstanding at end of period	3,291	1,552	4,821	2,662	1,960	2,702	1,260	761	815	0
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54	$12.488
Value at end of period	$13.47	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54
Number of accumulation units outstanding at end of period	78,429	75,578	94,130	60,966	109,772	90,227	65,703	48,216	101,501	92,376
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12	$10.11
Value at end of period	$12.59	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12
Number of accumulation units outstanding at end of period	66,084	96,938	140,810	124,953	163,057	198,516	188,362
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49	$10.45
Value at end of period	$15.10	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49
Number of accumulation units outstanding at end of period	3,318	4,282	4,162	2,612	1,035	523	186
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72	$10.20
Value at end of period	$15.15	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72
Number of accumulation units outstanding at end of period	18,134	18,116	25,607	23,609	27,138	23,365	18,181	2,786	17,091	3,470

CFI 244

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.26	$8.94	$7.27	$11.24	$10.80	$10.27
Value at end of period	$9.70	$10.26	$8.94	$7.27	$11.24	$10.80
Number of accumulation units outstanding at end of period	4,900	4,502	5,995	4,298	3,634	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.03	$12.78	$7.74	$11.09	$10.58	$10.00
Value at end of period	$14.74	$15.03	$12.78	$7.74	$11.09	$10.58
Number of accumulation units outstanding at end of period	5,384	7,316	3,515	333	338	471
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.62	$9.10	$7.34	$11.08	$11.36
Value at end of period	$9.99	$10.62	$9.10	$7.34	$11.08
Number of accumulation units outstanding at end of period	6,714	6,958	25,900	19,687	17,868
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.98	$12.54	$10.70
Value at end of period	$14.39	$13.98	$12.54
Number of accumulation units outstanding at end of period	170	2,959	920
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.98	$8.10	$6.63	$9.31
Value at end of period	$9.10	$8.98	$8.10	$6.63
Number of accumulation units outstanding at end of period	4,542	4,944	5,126	23
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.99	$11.83	$10.05
Value at end of period	$12.91	$12.99	$11.83
Number of accumulation units outstanding at end of period	243	160	258
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.94	$12.82	$11.40
Value at end of period	$15.41	$15.94	$12.82
Number of accumulation units outstanding at end of period	640	3,093	1,125
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.13	$8.19	$5.47
Value at end of period	$9.83	$10.13	$8.19
Number of accumulation units outstanding at end of period	579	1,224	1,053
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.86	$8.69	$6.95	$9.69
Value at end of period	$10.31	$10.86	$8.69	$6.95
Number of accumulation units outstanding at end of period	256	1,828	1,481	181
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99	$7.92
Value at end of period	$10.59	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99
Number of accumulation units outstanding at end of period	1,155	1,054	4,543	3,260	2,802	3,845	3,387	2,397	1,953	840
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50	$19.115
Value at end of period	$29.78	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50
Number of accumulation units outstanding at end of period	7,578	10,137	10,298	4,544	8,816	14,749	19,364	16,680	45,397	26,984

CFI 245

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68	$10.35
Value at end of period	$11.38	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68
Number of accumulation units outstanding at end of period	24,414	28,164	21,220	6,739	3,858	352	44
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91	$10.38
Value at end of period	$10.97	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91
Number of accumulation units outstanding at end of period	60,115	66,135	40,897	22,182	9,322	5,562	2,634
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07	$10.50
Value at end of period	$10.94	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07
Number of accumulation units outstanding at end of period	39,426	36,169	23,877	11,383	13,813	2,550	82
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28	$10.53
Value at end of period	$10.89	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28
Number of accumulation units outstanding at end of period	45,185	37,286	35,894	13,003	15,054	2,225	323
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.53	$10.84
Value at end of period	$10.80	$11.53
Number of accumulation units outstanding at end of period	517	26
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$9.46	$8.37
Value at end of period	$9.12	$9.46
Number of accumulation units outstanding at end of period	677	265
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.74	$10.84	$9.36	$11.37	$10.93	$10.42
Value at end of period	$11.64	$11.74	$10.84	$9.36	$11.37	$10.93
Number of accumulation units outstanding at end of period	84	98	294	37	337	129
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.98	$9.08	$7.52
Value at end of period	$9.79	$9.98	$9.08
Number of accumulation units outstanding at end of period	0	249	8
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00	$13.758
Value at end of period	$17.37	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00
Number of accumulation units outstanding at end of period	5,341	4,775	5,581	5,189	8,445	6,303	3,972	5,634	20,711	20,360
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55	$13.553
Value at end of period	$16.02	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55
Number of accumulation units outstanding at end of period	8,352	9,427	10,599	9,594	16,470	21,194	17,403	14,379	54,981	44,482
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01	$13.432
Value at end of period	$16.44	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01
Number of accumulation units outstanding at end of period	16,255	14,388	16,476	12,123	17,776	18,294	17,281	12,416	327,871	338,865

CFI 246

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94	$10.82
Value at end of period	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94
Number of accumulation units outstanding at end of period	55,153	56,980	37,922	15,304	7,785	3,183	452
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44	$9.93
Value at end of period	$13.56	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44
Number of accumulation units outstanding at end of period	44,212	52,364	63,514	60,842	108,033	121,511	102,308
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68	$13.36
Value at end of period	$15.77	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68
Number of accumulation units outstanding at end of period	14,537	17,655	17,771	12,811	14,080	11,673	6,566	371
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44	$17.729
Value at end of period	$21.94	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44
Number of accumulation units outstanding at end of period	11,772	11,723	21,863	19,537	26,133	27,032	23,412	12,189	45,410	35,368
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.84	$12.31	$9.06	$18.15	$15.24	$12.95
Value at end of period	$11.99	$13.84	$12.31	$9.06	$18.15	$15.24
Number of accumulation units outstanding at end of period	462	992	2,150	6,403	5,316	1,310
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.83	$8.21	$6.29	$10.20
Value at end of period	$7.68	$8.83	$8.21	$6.29
Number of accumulation units outstanding at end of period	5,262	4,985	9,054	6,568
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.28	$8.72	$6.67	$11.19	$11.06	$10.27
Value at end of period	$8.65	$9.28	$8.72	$6.67	$11.19	$11.06
Number of accumulation units outstanding at end of period	1,243	1,158	2,544	2,012	19	4
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.75	$16.13	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93	$15.845
Value at end of period	$15.24	$17.75	$16.13	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93
Number of accumulation units outstanding at end of period	2,049	8,855	10,757	11,151	14,751	13,280	15,937	10,875	36,384	31,332
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.18	$10.66	$10.19	$9.61
Value at end of period	$11.84	$11.18	$10.66	$10.19
Number of accumulation units outstanding at end of period	2,209	896	940	17
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.54	$9.40	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09	$9.551
Value at end of period	$10.14	$10.54	$9.40	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09
Number of accumulation units outstanding at end of period	4,530	3,804	6,558	5,387	8,217	9,746	12,914	10,418	50,580	48,567
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.64	$12.27	$11.17
Value at end of period	$12.64	$13.64	$12.27
Number of accumulation units outstanding at end of period	0	910	934

CFI 247

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.97	$7.86	$6.57	$11.56	$10.45	$9.95	$9.25	$8.78	$6.86	$9.18
Value at end of period	$8.16	$8.97	$7.86	$6.57	$11.56	$10.45	$9.95	$9.25	$8.78	$6.86
Number of accumulation units outstanding at end of period	19,136	28,199	31,984	31,563	39,498	43,185	14,762	4,519	21,903	15,354
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29	$7.544
Value at end of period	$9.98	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29
Number of accumulation units outstanding at end of period	26,534	31,273	33,443	44,764	54,313	61,963	19,431	4,805	54,658	43,800
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$31.88	$29.11
Value at end of period	$32.02	$31.88
Number of accumulation units outstanding at end of period	35	35
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$21.21	$17.06	$11.92	$19.54
Value at end of period	$20.66	$21.21	$17.06	$11.92
Number of accumulation units outstanding at end of period	677	629	574	504
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.05	$16.64	$12.23	$18.22
Value at end of period	$16.24	$19.05	$16.64	$12.23
Number of accumulation units outstanding at end of period	196	177	158	135
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.82	$7.25	$5.31	$8.66
Value at end of period	$8.21	$8.82	$7.25	$5.31
Number of accumulation units outstanding at end of period	2,186	483	6,064	1,689
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.20	$9.08	$6.33
Value at end of period	$10.86	$11.20	$9.08
Number of accumulation units outstanding at end of period	42	5,006	5,930
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33	$8.14
Value at end of period	$13.07	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33
Number of accumulation units outstanding at end of period	8,304	7,622	14,278	11,888	13,420	17,462	30,949	25,033	11,066	1,427
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.68	$8.82	$6.85	$11.34	$10.70	$9.31
Value at end of period	$10.23	$10.68	$8.82	$6.85	$11.34	$10.70
Number of accumulation units outstanding at end of period	4,825	3,469	1,891	319	913	400
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32	$10.71
Value at end of period	$14.31	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32
Number of accumulation units outstanding at end of period	16,606	9,883	12,000	7,630	8,644	5,026	3,705	143
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86	$21.55
Value at end of period	$61.68	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86
Number of accumulation units outstanding at end of period	8,668	5,672	4,866	2,890	4,284	5,761	3,432	616

CFI 248

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2010)
Value at beginning of period	$23.39	$19.80
Value at end of period	$21.20	$23.39
Number of accumulation units outstanding at end of period	20	20
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73	$11.76
Value at end of period	$12.76	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73
Number of accumulation units outstanding at end of period	2,454	2,931	2,156	1,089	1,223	369	5
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59	$10.16
Value at end of period	$11.48	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59
Number of accumulation units outstanding at end of period	5,744	5,552	8,500	4,909	9,717	5,753	8,650	902
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79	$10.43
Value at end of period	$14.99	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79
Number of accumulation units outstanding at end of period	10,898	9,747	16,212	6,535	5,680	6,893	5,608	401
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.39	$9.07	$5.26	$12.73	$11.28
Value at end of period	$7.86	$10.39	$9.07	$5.26	$12.73
Number of accumulation units outstanding at end of period	6,268	5,400	2,721	2,065	4,467
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65	$10.64
Value at end of period	$13.79	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65
Number of accumulation units outstanding at end of period	2,817	3,054	3,435	2,520	1,741	1,078	381	6
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.22	$8.27	$7.80
Value at end of period	$8.65	$10.22	$8.27
Number of accumulation units outstanding at end of period	1,858	660	38
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61	$10.35
Value at end of period	$18.09	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61
Number of accumulation units outstanding at end of period	17,776	23,231	15,901	4,362	5,820	6,150	2,887	72
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.46	$9.87	$8.70	$9.69
Value at end of period	$11.01	$10.46	$9.87	$8.70
Number of accumulation units outstanding at end of period	14,561	937	1,422	3,390
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82	$9.79
Value at end of period	$12.24	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82
Number of accumulation units outstanding at end of period	28,207	31,818	33,967	17,588	18,292	20,426	26,926	3,356
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.89
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	47

CFI 249

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.29	$8.34	$5.63	$10.48	$10.30
Value at end of period	$8.68	$10.29	$8.34	$5.63	$10.48
Number of accumulation units outstanding at end of period	3,172	3,200	3,515	2,123	24
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41	$9.72
Value at end of period	$13.39	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41
Number of accumulation units outstanding at end of period	9,507	10,673	7,402	3,397	4,651	4,582	1,558	620
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73	$11.40
Value at end of period	$13.75	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73
Number of accumulation units outstanding at end of period	2,713	3,275	4,803	1,032	4,015	5,997	2,036
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82	$10.09
Value at end of period	$12.17	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82
Number of accumulation units outstanding at end of period	27,001	25,001	23,825	29,780	19,876	18,846	13,613	4,346
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23	$16.22
Value at end of period	$21.96	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23
Number of accumulation units outstanding at end of period	4,279	4,530	5,705	5,470	7,023	9,913	11,287	1,333

TABLE 27
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.02	$12.96	$10.12
Value at end of period	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	3,363	1,497	550
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.97	$9.58	$8.17
Value at end of period	$10.63	$10.97	$9.58
Number of accumulation units outstanding at end of period	40,445	23,838	13,148
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.94	$9.87	$8.23
Value at end of period	$11.01	$10.94	$9.87
Number of accumulation units outstanding at end of period	46,766	32,395	12,586
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.14	$10.69	$10.08
Value at end of period	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	49,936	29,463	13,688

CFI 250

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.54	$9.96
Value at end of period	$10.10	$11.54
Number of accumulation units outstanding at end of period	2,015	828
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.27	$7.91	$5.73	$10.46
Value at end of period	$7.58	$8.27	$7.91	$5.73
Number of accumulation units outstanding at end of period	17,882	15,858	12,780	1,880
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.71	$9.42
Value at end of period	$10.81	$11.71
Number of accumulation units outstanding at end of period	10,039	3,905
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.64	$12.60	$11.51
Value at end of period	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	15,179	7,661	57
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55	$14.468
Value at end of period	$17.26	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55
Number of accumulation units outstanding at end of period	32,943	32,468	32,907	35,566	32,304	26,160	20,886	16,388	11,778	8,571
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.64
Value at end of period	$9.46
Number of accumulation units outstanding at end of period	462
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.91	$7.76	$6.17	$8.80
Value at end of period	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	13,463	14,608	10,471	460
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.64	$7.94	$6.08	$8.94
Value at end of period	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	7,209	3,867	2,198	1,166
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45	$9.95
Value at end of period	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	220,058	202,268	167,669	127,676	92,487	48,828	24,162	3,553
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50	$17.319
Value at end of period	$28.14	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50
Number of accumulation units outstanding at end of period	318,801	316,690	318,093	332,769	304,741	261,881	199,896	129,478	74,453	41,896
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04	$15.894
Value at end of period	$18.99	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04
Number of accumulation units outstanding at end of period	118,859	130,321	143,170	156,680	158,307	152,764	131,013	109,939	77,041	45,787

CFI 251

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64	$16.86
Value at end of period	$17.29	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64
Number of accumulation units outstanding at end of period	109,897	122,306	119,463	134,845	126,275	117,621	115,218	108,714	100,006	69,331
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00	$11.438
Value at end of period	$14.40	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00
Number of accumulation units outstanding at end of period	22,342	22,108	24,291	27,668	22,910	21,543	17,720	15,876	12,355	11,033
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$11.64
Value at end of period	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	71,483	70,809	66,301	60,560	53,895	48,595	38,989	24,929	9,229	2,036
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.04	$8.03	$6.10	$9.89
Value at end of period	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	62,132	61,947	38,454	4,596
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08	$9.75
Value at end of period	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	26,404	22,984	17,480	15,366	15,180	15,798	10,540	6,474	1,134	126
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68	$9.75
Value at end of period	$10.52	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	38,685	51,488	55,265	54,619	43,902	22,729	6,367	529
ING BALANCED PORTFOLIO
Value at beginning of period	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03	$15.842
Value at end of period	$19.06	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03
Number of accumulation units outstanding at end of period	59,511	63,310	66,784	88,950	93,827	87,400	91,050	97,061	33,013	16,260
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69	$9.36
Value at end of period	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	47,651	51,943	56,618	53,816	47,125	35,472	33,006	15,184	6,758	180
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21	$11.03
Value at end of period	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	19,796	15,080	16,362	15,475	9,420	5,597	1,447
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.09	$8.10	$6.28	$10.42	$10.68
Value at end of period	$8.86	$9.09	$8.10	$6.28	$10.42
Number of accumulation units outstanding at end of period	58,953	56,082	73,143	77,452	73,368
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.434
Value at end of period	$4.59	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57
Number of accumulation units outstanding at end of period	104,860	117,012	98,249	89,358	96,236	63,627	69,010	64,006	50,843	24,372
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.17	$8.85	$6.70	$9.74
Value at end of period	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	42,045	42,679	46,291	41,246

CFI 252

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.29	$8.14	$6.07	$9.99	$12.30	$10.44
Value at end of period	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	70,155	60,270	48,613	36,902	26,249	17,184
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.15	$8.21	$6.66	$10.23	$10.06	$9.09
Value at end of period	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	15,019	9,512	6,389	3,523	983	178
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90	$12.02
Value at end of period	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	18,604	18,506	16,216	15,210	10,444	8,450	6,870	4,882	1,180	5
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.23
Value at end of period	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	62,161	55,469	43,590	26,069	13,295	10,389	3,998
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10	$9.98
Value at end of period	$13.64	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10
Number of accumulation units outstanding at end of period	154,365	167,785	166,621	168,466	151,703	127,633	125,805
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	141,309	119,967	115,701	101,622	71,073
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.22	$10.15
Value at end of period	$10.84	$10.22
Number of accumulation units outstanding at end of period	519	346
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10	$13.641
Value at end of period	$15.13	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10
Number of accumulation units outstanding at end of period	105,339	113,419	67,546	95,114	107,258	120,422	117,339	126,306	102,355	80,183
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587
Value at end of period	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63
Number of accumulation units outstanding at end of period	119,042	134,963	136,322	147,669	144,971	145,259	127,900	116,478	90,606	55,062
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374
Value at end of period	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48
Number of accumulation units outstanding at end of period	131,858	139,393	147,186	151,967	149,600	149,158	125,931	104,291	64,629	36,994
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579
Value at end of period	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07
Number of accumulation units outstanding at end of period	78,983	83,009	88,723	94,434	94,066	98,473	83,955	67,254	41,585	19,031
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.07
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	723

CFI 253

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60	$13.65
Value at end of period	$19.97	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60
Number of accumulation units outstanding at end of period	118,941	109,356	111,203	121,609	123,836	98,873	83,799	63,863	53,049	44,358
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.96	$7.47	$5.92	$9.13
Value at end of period	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	35,819	31,798	26,079	180
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.93
Value at end of period	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97
Number of accumulation units outstanding at end of period	35,356	37,641	41,226	40,503	42,483	34,799	27,500	12,652	6,812	2,895
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$8.58
Value at end of period	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	60,979	60,864	66,761	71,895	74,788	71,555	57,719	25,515	4,065	758
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06	$10.33
Value at end of period	$12.50	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06
Number of accumulation units outstanding at end of period	261,317	277,623	290,160	298,358	306,176	299,371	267,316
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	34,068	36,634	28,169	22,145	20,052	14,574	4,274
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$11.32
Value at end of period	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	34,444	35,795	27,745	32,316	27,218	15,244	4,853
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$8.85
Value at end of period	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	22,150	22,079	19,312	20,976	20,009	16,290	10,412	6,702	1,085	16
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29	$11.37
Value at end of period	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	11,506	8,684	6,436	5,553	4,267	901	69
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	36,334
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	334,634	135,255	142,095	156,353	134,203

CFI 254

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94	$8.38	$6.56	$10.23
Value at end of period	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	18,966	16,862	20,420	24,173
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.66	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95	$11.13
Value at end of period	$14.71	$14.66	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95
Number of accumulation units outstanding at end of period	97,408	94,522	95,289	85,309	84,449	73,280	65,612	31,171	1,615
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41	$10.99
Value at end of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	57,229	43,203	44,363	42,079	34,877	10,349	414
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$8.84
Value at end of period	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	29,237	16,151	10,461	9,681	7,627	7,346	6,578	5,605	2,261	197
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50	$12.453
Value at end of period	$13.36	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50
Number of accumulation units outstanding at end of period	391,866	453,148	570,885	813,394	583,468	293,491	189,735	130,565	85,894	68,473
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12	$10.42
Value at end of period	$12.56	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12
Number of accumulation units outstanding at end of period	303,720	335,042	363,926	423,529	421,438	382,245	349,097
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$10.42
Value at end of period	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	31,249	27,142	18,088	11,336	10,676	4,932	266
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.14
Value at end of period	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	230,617	217,264	192,986	143,141	99,218	69,753	55,455	35,513	19,253	4,226
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.23	$8.92	$7.26	$11.23	$10.79	$10.02
Value at end of period	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	18,317	18,269	18,748	14,630	12,646	126
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.99	$12.75	$7.73	$11.08	$10.58	$10.05
Value at end of period	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	26,093	21,465	15,217	12,276	8,142	616
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.60	$9.08	$7.33	$11.07	$10.60	$9.58
Value at end of period	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	84,113	85,220	82,035	82,796	83,622	277

CFI 255

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.96	$12.54	$10.70
Value at end of period	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	9,307	7,138	4,441
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.97	$8.10	$6.63	$9.13
Value at end of period	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	37,559	23,176	15,941	34
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.98	$11.83	$10.05
Value at end of period	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	4,603	3,886	1,766
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.93	$12.82	$11.40
Value at end of period	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	7,338	7,189	4,414
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.12	$8.18	$5.91	$9.42
Value at end of period	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	8,058	5,589	3,691	116
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.85	$8.69	$6.95	$9.59
Value at end of period	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	10,079	7,893	2,901	292
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$7.76
Value at end of period	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	22,478	17,755	10,305	15,178	11,546	11,518	9,521	8,830	4,177	1,120
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07
Value at end of period	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46
Number of accumulation units outstanding at end of period	28,632	28,457	24,312	25,923	27,307	38,682	38,894	38,794	36,393	26,952
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.23
Value at end of period	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	138,131	141,257	116,541	81,062	33,844	9,287	5,985
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.67
Value at end of period	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	145,304	114,025	82,789	45,543	22,806	3,474	1,659
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	172,584	132,025	92,869	63,053	29,608	11,636	5,440

CFI 256

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.82
Value at end of period	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	118,505	99,551	71,842	40,658	19,854	4,298	263
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.52	$9.78
Value at end of period	$10.80	$11.52
Number of accumulation units outstanding at end of period	1,245	50
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.45	$8.49	$6.91	$6.90
Value at end of period	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	19,241	9,901	3,939	178
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.71	$10.81	$9.34	$11.35	$10.92	$10.22
Value at end of period	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92
Number of accumulation units outstanding at end of period	14,661	13,258	10,308	5,442	3,712	3,215
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.96	$9.07	$7.64	$7.44
Value at end of period	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	10,056	4,370	1,563	4,030
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96	$13.72
Value at end of period	$17.23	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96
Number of accumulation units outstanding at end of period	42,429	36,531	34,080	22,604	14,427	13,450	15,934	13,525	8,080	9,559
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51	$13.515
Value at end of period	$15.90	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51
Number of accumulation units outstanding at end of period	51,877	53,891	50,097	43,263	45,479	38,767	29,864	20,916	14,993	9,024
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97	$13.395
Value at end of period	$16.31	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97
Number of accumulation units outstanding at end of period	86,534	83,734	71,490	47,688	40,202	39,861	39,355	28,210	21,897	14,720
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.20
Value at end of period	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	644,695	548,217	454,755	373,017	288,646	129,517	26,002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44	$10.24
Value at end of period	$13.52	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44
Number of accumulation units outstanding at end of period	120,706	130,542	151,794	167,991	154,634	139,018	140,432
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93	$11.34
Value at end of period	$15.70	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93
Number of accumulation units outstanding at end of period	81,506	74,363	69,003	59,043	49,380	35,062	21,697	5,534	773

CFI 257

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39	$17.679
Value at end of period	$21.77	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39
Number of accumulation units outstanding at end of period	71,920	82,769	80,998	85,842	87,681	69,189	56,851	43,781	28,395	15,100
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.70
Value at end of period	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	10,501	9,137	8,557	9,615	9,110	2,816	828
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.82	$8.20	$6.28	$10.20
Value at end of period	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	54,273	50,771	47,069	45,957
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.26	$8.70	$6.66	$11.18	$11.06	$10.21
Value at end of period	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	13,647	12,694	11,210	7,233	6,749	2,343
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.62	$16.02	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90	$15.80
Value at end of period	$15.12	$17.62	$16.02	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90
Number of accumulation units outstanding at end of period	26,912	27,179	27,027	20,170	21,760	18,313	17,427	18,406	20,661	16,371
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.16	$10.65	$10.19	$9.86
Value at end of period	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	24,759	11,090	9,615	2,233
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.24
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	85
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.46	$9.34	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06	$9.524
Value at end of period	$10.06	$10.46	$9.34	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06
Number of accumulation units outstanding at end of period	17,232	29,651	27,971	35,917	34,407	30,367	29,699	27,297	14,768	10,578
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.63	$12.26	$10.47
Value at end of period	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	2,543	2,442	2,001
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168
Value at end of period	$8.11	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85
Number of accumulation units outstanding at end of period	35,319	39,531	41,196	51,978	48,259	47,128	24,539	22,247	23,114	15,396
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534
Value at end of period	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28
Number of accumulation units outstanding at end of period	52,372	55,095	58,985	62,945	60,509	61,914	31,794	36,651	36,257	29,057
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$31.65	$29.57	$23.78	$28.61	$28.86
Value at end of period	$31.77	$31.65	$29.57	$23.78	$28.61
Number of accumulation units outstanding at end of period	0	0	51	41	31

CFI 258

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.80	$7.24	$5.30	$8.74	$9.41
Value at end of period	$8.19	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	2,137	657	136	1,816	88
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.18	$9.08	$7.15	$7.30
Value at end of period	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	4,840	2,070	1,456	28
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.68
Value at end of period	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32
Number of accumulation units outstanding at end of period	82,998	89,709	102,003	107,585	108,442	87,368	69,215	33,044	13,050	4,185
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.65	$8.80	$6.84	$11.33	$10.69	$9.79
Value at end of period	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	18,964	8,515	6,537	3,662	3,751	50
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32	$10.09
Value at end of period	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	61,586	56,332	59,944	52,270	40,786	27,001	13,878	5,595
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$21.29
Value at end of period	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	54,437	52,253	47,303	44,277	38,360	29,258	19,044	3,753
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$23.25	$20.30	$14.70	$24.89	$23.71	$21.42
Value at end of period	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71
Number of accumulation units outstanding at end of period	87	87	152	136	123	87
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.94
Value at end of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	18,228	18,528	15,116	9,411	6,616	3,536	174
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.65
Value at end of period	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	64,250	67,368	69,765	59,920	47,571	41,376	30,553	8,390
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78	$10.45
Value at end of period	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	187,329	130,782	117,674	80,142	39,815	30,508	27,020	6,280
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.37	$9.06	$5.25	$12.73	$10.19
Value at end of period	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	48,365	41,439	45,739	29,802	12,549

CFI 259

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65	$9.97
Value at end of period	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	47,463	37,919	36,257	26,322	23,291	15,110	8,221	3,419
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.20	$8.27	$5.45	$5.90
Value at end of period	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	26,222	16,089	7,244	2,489
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61	$9.98
Value at end of period	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	196,714	164,242	135,707	109,146	63,434	27,115	20,640	9,002
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.45	$9.87	$8.70	$9.66
Value at end of period	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	26,936	25,300	12,439	1,634
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82	$10.02
Value at end of period	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	358,043	356,032	314,662	260,809	223,431	158,071	98,047	29,615
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.89
Value at end of period	$8.73
Number of accumulation units outstanding at end of period	10,509
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.27	$8.33	$5.63	$10.48	$10.07
Value at end of period	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	44,886	37,897	20,191	8,775	1,545
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41	$9.93
Value at end of period	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	53,318	54,436	47,807	44,494	34,375	17,561	8,048	3,245
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57	$10.25
Value at end of period	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	42,097	40,101	36,277	32,657	24,212	16,266	8,700	2,505
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82	$10.05
Value at end of period	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	188,333	197,118	187,503	169,986	160,198	106,492	72,248	25,186
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$16.20
Value at end of period	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	31,687	35,529	35,143	38,157	32,742	30,174	19,924	6,364

CFI 260

Condensed Financial Information (continued)

TABLE 28

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.43
Value at end of period	$13.10
Number of accumulation units outstanding at end of period	19
AMANA GROWTH FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.71
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	680
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.89
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	154
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$16.89
Value at end of period	$15.33
Number of accumulation units outstanding at end of period	55
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51	$14.427
Value at end of period	$17.12	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51
Number of accumulation units outstanding at end of period	2,330	10	0	246	188	141	155	2,160	4,323	2,163
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.90	$7.75	$7.83
Value at end of period	$8.34	$8.90	$7.75
Number of accumulation units outstanding at end of period	370	200	7
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68	$11.28
Value at end of period	$14.32	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68
Number of accumulation units outstanding at end of period	1,528	553	189	560	1,333	955	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45	$17.27
Value at end of period	$27.92	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45
Number of accumulation units outstanding at end of period	15,130	7,206	3,320	7,532	8,708	5,566	9,167	5,932	4,024	4,346
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99	$15.85
Value at end of period	$18.84	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99
Number of accumulation units outstanding at end of period	15,243	14,649	8,916	9,766	9,591	5,875	7,451	4,708	15,625	10,472
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60	$16.812
Value at end of period	$17.15	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60
Number of accumulation units outstanding at end of period	9,552	10,045	7,923	10,510	14,704	8,209	14,733	20,564	26,754	15,963

CFI 261

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97	$11.406
Value at end of period	$14.29	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97
Number of accumulation units outstanding at end of period	2,034	2,321	1,735	2,713	6,676	8,612	6,771	5,756	3,721	2,003
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22	$11.46
Value at end of period	$17.78	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22
Number of accumulation units outstanding at end of period	3,289	2,311	1,892	1,663	2,216	543	5,018	2,749	42	111
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.03	$8.02	$5.75
Value at end of period	$8.74	$9.03	$8.02
Number of accumulation units outstanding at end of period	0	0	41
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.60	$14.61	$10.91	$15.05	$15.70	$14.83
Value at end of period	$16.82	$17.60	$14.61	$10.91	$15.05	$15.70
Number of accumulation units outstanding at end of period	28	0	0	180	219	208
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.58	$12.87	$10.85	$19.49	$16.96	$13.30	$12.61
Value at end of period	$10.48	$13.58	$12.87	$10.85	$19.49	$16.96	$13.30
Number of accumulation units outstanding at end of period	5,274	571	0	22	3,486	6	0
ING BALANCED PORTFOLIO
Value at beginning of period	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99	$15.797
Value at end of period	$18.91	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99
Number of accumulation units outstanding at end of period	2,779	3,093	2,748	4,493	4,067	4,362	3,142	2,785	894	468
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45	$11.62
Value at end of period	$17.78	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45
Number of accumulation units outstanding at end of period	1,479	63	598	69	1,570	1,082	3,170	1,537
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.89	$11.26	$9.50	$13.49	$12.59	$11.55
Value at end of period	$12.30	$11.89	$11.26	$9.50	$13.49	$12.59
Number of accumulation units outstanding at end of period	150	86	110	101	70	84
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.07	$8.09	$6.28	$10.41	$10.68
Value at end of period	$8.84	$9.07	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	14,209	14,884	11,667	15,644	12,366
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.17	$4.41	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57	$4.43
Value at end of period	$4.57	$5.17	$4.41	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57
Number of accumulation units outstanding at end of period	2,815	1,671	2,395	2,453	2,876	2,697	2,207	971	133	2,978
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.15	$8.90
Value at end of period	$9.51	$10.15
Number of accumulation units outstanding at end of period	110	1

CFI 262

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.26	$8.13	$6.06	$9.98	$12.79
Value at end of period	$11.09	$10.26	$8.13	$6.06	$9.98
Number of accumulation units outstanding at end of period	1,568	1,565	1,775	3,121	2,872
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.03	$8.19	$6.65	$10.23	$11.04
Value at end of period	$9.73	$10.13	$8.19	$6.65	$10.23
Number of accumulation units outstanding at end of period	0	0	31	1	7
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67	$17.05
Value at end of period	$16.99	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67
Number of accumulation units outstanding at end of period	396	286	286	289	289	290	697	412
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.43	$12.18	$8.86	$14.75	$13.06	$12.65
Value at end of period	$13.56	$15.43	$12.18	$8.86	$14.75	$13.06
Number of accumulation units outstanding at end of period	857	816	202	729	115	522
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10	$9.97
Value at end of period	$13.60	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10
Number of accumulation units outstanding at end of period	5,490	9,758	9,467	15,655	13,838	10,234	10,608
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.77	$10.63	$7.83	$13.45	$9.68
Value at end of period	$11.45	$12.77	$10.63	$7.83	$13.45
Number of accumulation units outstanding at end of period	824	348	5	151	1,588
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07	$13.603
Value at end of period	$15.01	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07
Number of accumulation units outstanding at end of period	8,005	8,806	1,109	6,473	2,814	3,228	7,007	7,112	10,759	1,236
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59	$17.541
Value at end of period	$18.83	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59
Number of accumulation units outstanding at end of period	5,723	3,774	790	6,249	9,544	8,144	8,968	13,198	16,186	16,377
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45	$14.348
Value at end of period	$21.75	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45
Number of accumulation units outstanding at end of period	3,876	2,978	1,043	2,639	2,388	4,107	4,393	12,306	12,239	11,165
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05	$10.559
Value at end of period	$15.54	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05
Number of accumulation units outstanding at end of period	1,350	828	419	1,358	843	843	1,157	627	390	1,406
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56	$13.611
Value at end of period	$19.81	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56
Number of accumulation units outstanding at end of period	11,806	8,493	5,386	5,294	9,582	6,279	9,308	8,586	9,239	8,314
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.95	$7.47	$5.25
Value at end of period	$6.89	$7.95	$7.47
Number of accumulation units outstanding at end of period	100	0	10

CFI 263

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97	$9.86
Value at end of period	$11.03	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97
Number of accumulation units outstanding at end of period	2,969	3,177	2,989	3,622	3,381	487	2,242	1,542	432	15
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63	$9.28
Value at end of period	$12.06	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63
Number of accumulation units outstanding at end of period	2,831	166	166	369	2,440	458	287	97	388
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05	$10.32
Value at end of period	$12.46	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05
Number of accumulation units outstanding at end of period	17,601	16,294	12,773	16,213	16,041	12,530	27,187
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.63	$10.47	$8.56	$12.80	$12.64	$11.28
Value at end of period	$11.23	$11.63	$10.47	$8.56	$12.80	$12.64
Number of accumulation units outstanding at end of period	154	154	1,319	156	413	836
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$23.75	$20.00	$11.81	$24.55	$17.96	$14.06
Value at end of period	$19.16	$23.75	$20.00	$11.81	$24.55	$17.96
Number of accumulation units outstanding at end of period	115	0	82	352	411	16
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.60
Value at end of period	$17.42
Number of accumulation units outstanding at end of period	158
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.71	$10.96	$8.72	$9.60
Value at end of period	$13.35	$13.71	$10.96	$8.72
Number of accumulation units outstanding at end of period	0	0	0	454
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	2,911
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.23	$6.98	$6.28	$9.11	$9.34
Value at end of period	$8.41	$8.23	$6.98	$6.28	$9.11
Number of accumulation units outstanding at end of period	19,098	5,924	4,380	7,697	6,555
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.93	$8.37	$6.56	$10.23
Value at end of period	$9.66	$9.93	$8.37	$6.56
Number of accumulation units outstanding at end of period	55	55	25	8
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.61	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95	$10.96
Value at end of period	$14.65	$14.61	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95
Number of accumulation units outstanding at end of period	1,935	1,270	394	1,274	5,338	4,659	2,566	1,368	169

CFI 264

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.75	$14.92	$11.38	$18.52	$17.64
Value at end of period	$17.59	$16.75	$14.92	$11.38	$18.52
Number of accumulation units outstanding at end of period	2,820	2,551	1,716	2,296	1,399
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26	$10.28
Value at end of period	$16.04	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26
Number of accumulation units outstanding at end of period	419	479	106	2,003	2,033	893	97	30
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46	$12.418
Value at end of period	$13.26	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46
Number of accumulation units outstanding at end of period	9,835	12,030	10,290	8,506	12,666	8,582	16,829	20,307	20,580	18,597
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11	$10.41
Value at end of period	$12.51	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11
Number of accumulation units outstanding at end of period	23,373	21,636	10,091	22,730	17,167	12,183	23,465
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.55	$12.90	$8.75	$11.44	$11.27	$10.71
Value at end of period	$15.00	$14.55	$12.90	$8.75	$11.44	$11.27
Number of accumulation units outstanding at end of period	528	0	49	49	38	31
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71	$10.35
Value at end of period	$15.00	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71
Number of accumulation units outstanding at end of period	11,821	1,850	1,628	1,679	7,861	1,369	2,532	7,999	4,202	639
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.21	$8.91	$7.25	$11.22	$10.72
Value at end of period	$9.65	$10.21	$8.91	$7.25	$11.22
Number of accumulation units outstanding at end of period	0	14	57	23	1,020
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.96	$12.73	$7.72	$11.08	$10.85
Value at end of period	$14.66	$14.96	$12.73	$7.72	$11.08
Number of accumulation units outstanding at end of period	0	0	32	0	7
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.57	$9.06	$7.32	$11.06	$11.92
Value at end of period	$9.94	$10.57	$9.06	$7.32	$11.06
Number of accumulation units outstanding at end of period	17,918	13,104	12,871	14,060	16,677
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.95	$12.53	$10.70
Value at end of period	$14.35	$13.95	$12.53
Number of accumulation units outstanding at end of period	0	0	10
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.96	$8.09	$6.88
Value at end of period	$9.07	$8.96	$8.09
Number of accumulation units outstanding at end of period	1,054	1,025	191

CFI 265

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.97	$11.82	$10.05
Value at end of period	$12.88	$12.97	$11.82
Number of accumulation units outstanding at end of period	42	6	25
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.92	$12.81	$11.40
Value at end of period	$15.37	$15.92	$12.81
Number of accumulation units outstanding at end of period	85	60	60
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.52	$8.06	$6.23	$9.63	$9.64
Value at end of period	$10.48	$10.52	$8.06	$6.23	$9.63
Number of accumulation units outstanding at end of period	1,503	1,277	148	149	151
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42	$19.024
Value at end of period	$29.34	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42
Number of accumulation units outstanding at end of period	1,779	2,258	1,182	2,733	4,675	4,188	5,495	7,600	7,535	6,069
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.54	$10.51	$8.70	$12.05	$11.67	$10.82
Value at end of period	$11.31	$11.54	$10.51	$8.70	$12.05	$11.67
Number of accumulation units outstanding at end of period	5,365	4,603	4,000	3,176	208	499
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90	$10.89
Value at end of period	$10.90	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90
Number of accumulation units outstanding at end of period	8,429	2,810	959	2,997	4,652	2,596	10
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.54	$10.20	$8.05	$12.95	$12.46	$11.28
Value at end of period	$10.86	$11.54	$10.20	$8.05	$12.95	$12.46
Number of accumulation units outstanding at end of period	4,411	3,650	2,120	1,997	670	317
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.56	$10.17	$7.93	$13.37	$12.80	$11.52
Value at end of period	$10.82	$11.56	$10.17	$7.93	$13.37	$12.80
Number of accumulation units outstanding at end of period	2,131	155	0	1,916	167	131
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.92
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	75
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.67	$10.79	$9.33	$11.34	$11.08
Value at end of period	$11.56	$11.67	$10.79	$9.33	$11.34
Number of accumulation units outstanding at end of period	59	0	5	0	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92	$13.681
Value at end of period	$17.10	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92
Number of accumulation units outstanding at end of period	1,299	522	485	2,937	4,688	4,062	3,337	5,870	2,876	2,236

CFI 266

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47	$13.477
Value at end of period	$15.78	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47
Number of accumulation units outstanding at end of period	58	50	57	81	8,149	9,356	19,823	17,515	5,547	8,197
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93	$13.357
Value at end of period	$16.19	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93
Number of accumulation units outstanding at end of period	120	368	0	4,119	10,833	11,053	10,885	9,612	4,870	5,796
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.50	$11.99	$9.12	$12.74	$12.37	$11.14
Value at end of period	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	10,890	870	452	2,670	7,333	348
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43	$10.23
Value at end of period	$13.47	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43
Number of accumulation units outstanding at end of period	13,904	13,518	8,265	13,902	12,859	8,139	12,957
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04	$14.32
Value at end of period	$15.63	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04
Number of accumulation units outstanding at end of period	369	339	361	41	205	140	33
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35	$17.629
Value at end of period	$21.60	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35
Number of accumulation units outstanding at end of period	4,983	6,464	1,608	5,199	3,002	3,561	4,376	3,745	5,379	223
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.76	$12.25	$9.02	$18.10	$15.26
Value at end of period	$11.91	$13.76	$12.25	$9.02	$18.10
Number of accumulation units outstanding at end of period	13	13	21	0	8
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.81	$8.19	$6.28	$10.20
Value at end of period	$7.65	$8.81	$8.19	$6.28
Number of accumulation units outstanding at end of period	3,087	1,767	836	2,080
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.24	$8.69	$6.65	$11.17	$11.20
Value at end of period	$8.60	$9.24	$8.69	$6.65	$11.17
Number of accumulation units outstanding at end of period	0	0	5	0	400
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.49	$15.91	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86	$15.755
Value at end of period	$15.00	$17.49	$15.91	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86
Number of accumulation units outstanding at end of period	1,192	1,117	353	1,282	1,157	1,158	679	835	1,999	2,413
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.38	$9.27	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04	$9.497
Value at end of period	$9.99	$10.38	$9.27	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04
Number of accumulation units outstanding at end of period	2	0	0	1,069	914	769	818	506	1,817	1,314
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.87	$7.78	$6.51	$11.46	$10.37	$9.88	$9.20	$8.74	$6.84	$9.155
Value at end of period	$8.06	$8.87	$7.78	$6.51	$11.46	$10.37	$9.88	$9.20	$8.74	$6.84
Number of accumulation units outstanding at end of period	3,952	267	0	4,679	4,659	5,147	3,417	4,187	3,132	1,967

CFI 267

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27	$7.523
Value at end of period	$9.86	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27
Number of accumulation units outstanding at end of period	1,597	3,478	2,650	3,168	3,309	2,377	468	436	6,389	12,359
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24	$8.79
Value at end of period	$12.93	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24
Number of accumulation units outstanding at end of period	6,669	1,792	1,318	2,106	2,865	2,317	7,019	8,043	799
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.63	$8.79	$6.83	$11.32	$11.05
Value at end of period	$10.17	$10.63	$8.79	$6.83	$11.32
Number of accumulation units outstanding at end of period	79	0	60	18	17
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.58	$14.00	$10.32	$16.82	$14.70	$12.87
Value at end of period	$14.20	$15.58	$14.00	$10.32	$16.82	$14.70
Number of accumulation units outstanding at end of period	1,762	1,180	872	309	310	27
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73	$21.93
Value at end of period	$60.98	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73
Number of accumulation units outstanding at end of period	1,428	410	1,892	656	3,058	1,797	979	1,423
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.13	$10.78	$7.96	$12.97	$13.42
Value at end of period	$12.68	$13.13	$10.78	$7.96	$12.97
Number of accumulation units outstanding at end of period	661	646	44	0	7
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96	$10.34
Value at end of period	$11.35	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96
Number of accumulation units outstanding at end of period	3,223	991	3,008	944	2,657	2,857	1,216
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86	$10.84
Value at end of period	$14.87	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86
Number of accumulation units outstanding at end of period	6,030	702	5,515	282	2,651	1,490	922
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.35	$9.05	$5.25	$12.73	$11.12
Value at end of period	$7.83	$10.35	$9.05	$5.25	$12.73
Number of accumulation units outstanding at end of period	214	14	9	0	4
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.10	$12.10	$7.64	$11.98	$11.47	$10.75
Value at end of period	$13.68	$14.10	$12.10	$7.64	$11.98	$11.47
Number of accumulation units outstanding at end of period	877	517	0	0	66	61
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$18.62	$16.24	$14.27	$13.60	$12.43	$11.10	$11.61	$10.65
Value at end of period	$17.95	$18.62	$16.74	$14.27	$13.60	$12.43	$11.10	$11.61
Number of accumulation units outstanding at end of period	3,550	80	0	0	760	917	599	1,853

CFI 268

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81	$9.71
Value at end of period	$12.14	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81
Number of accumulation units outstanding at end of period	6,331	1,380	7,274	3,386	9,502	3,477	954	547
WANGER INTERNATIONAL
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.25	$8.32	$5.62	$5.62
Value at end of period	$8.64	$10.25	$8.32	$5.62
Number of accumulation units outstanding at end of period	40	0	8	1
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.35	$13.09	$7.98	$15.87	$14.70	$12.66
Value at end of period	$13.29	$16.35	$13.09	$7.98	$15.87	$14.70
Number of accumulation units outstanding at end of period	694	622	301	603	595	104
WANGER USA
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71	$10.97
Value at end of period	$13.64	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71
Number of accumulation units outstanding at end of period	6,703	1,169	543	489	3,789	393	186
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.43	$10.22	$8.70	$13.19	$12.86	$11.22
Value at end of period	$12.08	$11.43	$10.22	$8.70	$13.19	$12.86
Number of accumulation units outstanding at end of period	1,015	123	5	0	54	408
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79	$17.50
Value at end of period	$21.71	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79
Number of accumulation units outstanding at end of period	2,074	1,729	8,509	3,296	5,590	2,150	22

TABLE 29
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.03
Value at end of period	$13.08
Number of accumulation units outstanding at end of period	762
AMANA GROWTH FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$9.69
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	495
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.91	$9.85	$8.61
Value at end of period	$10.97	$10.91	$9.85
Number of accumulation units outstanding at end of period	488	0	500

CFI 269

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.12	$10.69	$10.22
Value at end of period	$12.40	$11.12	$10.69
Number of accumulation units outstanding at end of period	0	0	598
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.24	$7.89	$7.57
Value at end of period	$7.54	$8.24	$7.89
Number of accumulation units outstanding at end of period	0	0	1
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47	$14.386
Value at end of period	$16.99	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47
Number of accumulation units outstanding at end of period	0	179	2,704	2,662	2,502	2,482	3,002	3,526	3,005	1,649
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.89	$7.75	$6.17	$6.74
Value at end of period	$8.32	$8.89	$7.75	$6.17
Number of accumulation units outstanding at end of period	1,254	0	2,525	186
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44	$11.05
Value at end of period	$14.27	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44
Number of accumulation units outstanding at end of period	0	236	9,436	4,956	2,773	5,899	2,922	1,297
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40	$17.221
Value at end of period	$27.71	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40
Number of accumulation units outstanding at end of period	1,091	1,082	7,028	4,197	5,307	10,023	7,591	19,628	6,046	161
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95	$15.805
Value at end of period	$18.70	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95
Number of accumulation units outstanding at end of period	31	80	2,975	2,621	3,128	6,563	7,390	11,385	6,516	1,835
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56	$16.765
Value at end of period	$17.02	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56
Number of accumulation units outstanding at end of period	0	2,398	9,320	9,925	9,568	14,254	16,795	28,242	15,080	1,966
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95	$11.373
Value at end of period	$14.18	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95
Number of accumulation units outstanding at end of period	0	0	664	646	754	3,377	3,682	2,331	968	226
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2003)
Value at beginning of period	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01	$9.12
Value at end of period	$17.68	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01
Number of accumulation units outstanding at end of period	122	497	1,407	505	710	5,208	4,818	445	637
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.02	$8.02	$6.09	$5.66
Value at end of period	$8.72	$9.02	$8.02	$6.09
Number of accumulation units outstanding at end of period	461	0	9	1
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80	$7.72
Value at end of period	$16.74	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80
Number of accumulation units outstanding at end of period	0	0	147	134	195	285	250	1,121	126

CFI 270

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.53	$12.84	$10.82	$19.46	$16.93	$13.29	$11.60
Value at end of period	$10.44	$13.53	$12.84	$10.82	$19.46	$16.93	$13.29
Number of accumulation units outstanding at end of period	25	25	448	93	73	943	6
ING BALANCED PORTFOLIO
Value at beginning of period	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94	$15.752
Value at end of period	$18.76	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94
Number of accumulation units outstanding at end of period	1,005	0	3,283	2,296	1,853	1,626	2,044	4,331	1,104	519
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68	$8.89
Value at end of period	$17.70	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68
Number of accumulation units outstanding at end of period	84	377	1,595	916	1,389	6,111	5,624	6,600	2,464	1
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.86	$11.23	$9.48	$13.48	$12.58	$11.55
Value at end of period	$12.25	$11.86	$11.23	$9.48	$13.48	$12.58
Number of accumulation units outstanding at end of period	0	0	345	13	28	144
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.05	$8.08	$6.27	$10.41	$10.68
Value at end of period	$8.82	$9.05	$8.08	$6.27	$10.41
Number of accumulation units outstanding at end of period	3	29	4,526	3,651	3,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.14	$4.39	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56	$4.426
Value at end of period	$4.54	$5.14	$4.39	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56
Number of accumulation units outstanding at end of period	0	228	4,034	170	223	17,622	15,395	9,089	7,676	1,865
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.14	$8.84	$6.70	$9.74
Value at end of period	$9.49	$10.14	$8.84	$6.70
Number of accumulation units outstanding at end of period	0	0	267	169
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.24	$8.11	$6.05	$9.97	$12.29	$10.47
Value at end of period	$11.06	$10.24	$8.11	$6.05	$9.97	$12.29
Number of accumulation units outstanding at end of period	0	0	2,022	0	0	136
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.11	$8.18	$6.55
Value at end of period	$9.70	$10.11	$8.18
Number of accumulation units outstanding at end of period	0	0	209
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49	$16.10
Value at end of period	$16.90	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49
Number of accumulation units outstanding at end of period	0	0	206	1	109	268	155	114	1
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.38	$12.15	$8.85	$14.73	$13.05	$12.42
Value at end of period	$13.52	$15.38	$12.15	$8.85	$14.73	$13.05
Number of accumulation units outstanding at end of period	0	0	1,932	1,097	28	1,659

CFI 271

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00	$9.91
Value at end of period	$13.60	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00
Number of accumulation units outstanding at end of period	116	658	1,432	2,223	3,251	17,226	19,281
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.74	$10.62	$7.83	$13.44	$9.68
Value at end of period	$11.42	$12.74	$10.62	$7.83	$13.44
Number of accumulation units outstanding at end of period	970	37	1,251	493	274
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04	$13.565
Value at end of period	$14.90	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04
Number of accumulation units outstanding at end of period	7,343	377	213	15	15	861	2,032	4,384	8,525	417
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54	$17.494
Value at end of period	$18.69	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54
Number of accumulation units outstanding at end of period	410	1	1,244	1,573	1,785	3,078	3,115	18,809	7,273	880
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42	$14.321
Value at end of period	$21.60	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42
Number of accumulation units outstanding at end of period	660	64	1,595	735	1,975	10,235	9,579	8,428	4,942	895
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02	$10.54
Value at end of period	$15.43	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02
Number of accumulation units outstanding at end of period	1	20	840	63	278	1,404	1,143	4,883	2,683	583
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51	$13.573
Value at end of period	$19.66	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51
Number of accumulation units outstanding at end of period	524	193	3,587	3,014	3,959	4,802	5,020	11,955	9,277	436
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.94	$7.46	$6.87
Value at end of period	$6.88	$7.94	$7.46
Number of accumulation units outstanding at end of period	47	48	102
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21	$7.76
Value at end of period	$10.97	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21
Number of accumulation units outstanding at end of period	1,023	64	237	225	433	654	1,087	937	170
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62	$8.54
Value at end of period	$12.00	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62
Number of accumulation units outstanding at end of period	1	484	715	354	624	2,122	2,269	1,467	236
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68	$9.98
Value at end of period	$12.00	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68
Number of accumulation units outstanding at end of period	0	2,066	4,654	3,354	2,989	26,430	30,869
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04	$10.47
Value at end of period	$11.20	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04
Number of accumulation units outstanding at end of period	52	305	268	219	157	1,198	696

CFI 272

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40	$11.85
Value at end of period	$19.09	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40
Number of accumulation units outstanding at end of period	497	0	6	0	0	1,019	592
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76	$10.37
Value at end of period	$17.34	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76
Number of accumulation units outstanding at end of period	0	132	132	198	240	158	524	4,854	1,778
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.67	$10.94	$8.71	$12.60	$12.99	$13.05
Value at end of period	$13.31	$13.67	$10.94	$8.71	$12.60	$12.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	20
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.21	$6.97	$6.27	$9.10	$9.33
Value at end of period	$8.38	$8.21	$6.97	$6.27	$9.10
Number of accumulation units outstanding at end of period	13,278	34	197	312	939
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.91	$8.37	$8.29
Value at end of period	$9.64	$9.91	$8.37
Number of accumulation units outstanding at end of period	0	0	2
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.55	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95	$11.58
Value at end of period	$14.59	$14.55	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95
Number of accumulation units outstanding at end of period	580	146	808	428	1,045	2,806	2,388	779	53
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.70	$14.89	$11.36	$18.49	$14.71	$12.74
Value at end of period	$17.53	$16.70	$14.89	$11.36	$18.49	$14.71
Number of accumulation units outstanding at end of period	660	0	110	90	21	590
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31	$7.52
Value at end of period	$15.95	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31
Number of accumulation units outstanding at end of period	13	13	175	35	14	14	14	311	72
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42	$12.383
Value at end of period	$13.15	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42
Number of accumulation units outstanding at end of period	0	656	10,021	2,810	3,458	14,216	15,901	19,620	10,100	5,344
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64	$10.01
Value at end of period	$11.99	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64
Number of accumulation units outstanding at end of period	1,186	3,926	12,915	11,716	15,972	40,349	37,653
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.51	$12.87	$8.73	$11.43	$11.26	$10.82
Value at end of period	$14.95	$14.51	$12.87	$8.73	$11.43	$11.26
Number of accumulation units outstanding at end of period	762	0	2	0	0	8

CFI 273

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99	$10.75
Value at end of period	$14.93	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99
Number of accumulation units outstanding at end of period	390	1,081	8,360	3,297	4,954	11,059	10,810	8,418	3,594
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.19	$8.89	$7.24	$11.21	$11.78
Value at end of period	$9.62	$10.19	$8.89	$7.24	$11.21
Number of accumulation units outstanding at end of period	0	0	0	114	86
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.92	$12.71	$7.71	$11.07	$10.57	$10.33
Value at end of period	$14.61	$14.92	$12.71	$7.71	$11.07	$10.57
Number of accumulation units outstanding at end of period	0	0	536	113	86	23
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.55	$9.05	$7.31	$11.05	$11.34
Value at end of period	$9.91	$10.55	$9.05	$7.31	$11.05
Number of accumulation units outstanding at end of period	8	220	1,710	1,652	1,767
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.94	$12.53	$10.70
Value at end of period	$14.33	$13.94	$12.53
Number of accumulation units outstanding at end of period	0	32	30
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.95	$8.08	$6.88
Value at end of period	$9.05	$8.95	$8.08
Number of accumulation units outstanding at end of period	0	49	47
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.96	$11.82	$10.05
Value at end of period	$12.86	$12.96	$11.82
Number of accumulation units outstanding at end of period	0	34	32
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39	$6.80	$4.95
Value at end of period	$10.42	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39	$6.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	173	670	639	1
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38	$18.979
Value at end of period	$29.13	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38
Number of accumulation units outstanding at end of period	0	0	2,138	894	2,062	3,942	3,575	2,135	813	3
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.51	$10.48	$8.69	$12.04	$11.67	$10.67	$10.44
Value at end of period	$11.27	$11.51	$10.48	$8.69	$12.04	$11.67	$10.44
Number of accumulation units outstanding at end of period	0	7,834	6,516	0	0	1,233	670
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.36	$10.12	$8.15	$12.50	$12.11	$11.33
Value at end of period	$10.86	$11.36	$10.12	$8.15	$12.50	$12.11
Number of accumulation units outstanding at end of period	0	0	22,876	73	129	56

CFI 274

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.51	$10.18	$8.04	$11.97
Value at end of period	$10.83	$11.51	$10.18	$8.04
Number of accumulation units outstanding at end of period	13	14	7,736	17
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.52	$10.15	$7.92	$13.35	$12.79	$11.69
Value at end of period	$10.79	$11.52	$10.15	$7.92	$13.35	$12.79
Number of accumulation units outstanding at end of period	0	67	7,127	13	16	19
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87	$13.642
Value at end of period	$16.97	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87
Number of accumulation units outstanding at end of period	0	0	24	16	20	64	323	186	137	3
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43	$13.439
Value at end of period	$15.65	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43
Number of accumulation units outstanding at end of period	0	0	400	0	44	187	431	2,284	227	9
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01	$13.01
Value at end of period	$16.06	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01
Number of accumulation units outstanding at end of period	0	0	25	16	111	1,035	873	5,024	32
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93	$10.42
Value at end of period	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93
Number of accumulation units outstanding at end of period	0	412	20,075	335	3,617	158	7
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09	$9.80
Value at end of period	$13.03	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09
Number of accumulation units outstanding at end of period	22	4,519	12,833	11,994	11,270	28,554	31,054
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65	$12.86
Value at end of period	$15.57	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65
Number of accumulation units outstanding at end of period	527	380	3,596	425	490	1,532	897	78
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30	$17.579
Value at end of period	$21.43	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30
Number of accumulation units outstanding at end of period	46	72	2,781	2,265	2,270	12,835	13,347	5,537	2,783	374
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.71	$12.23	$6.97	$11.10	$10.96
Value at end of period	$11.87	$13.71	$8.18	$6.97	$11.10
Number of accumulation units outstanding at end of period	0	0	6,037	1,369	3,617
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.79	$8.19	$6.28	$10.20
Value at end of period	$7.64	$8.79	$8.19	$6.28
Number of accumulation units outstanding at end of period	1,213	0	920	16

CFI 275

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.22	$8.67	$6.64	$11.16	$11.05	$9.70
Value at end of period	$8.58	$9.22	$8.67	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	0	0	75	30	0	19
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.36	$15.80	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82	$15.711
Value at end of period	$14.88	$17.36	$15.80	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82
Number of accumulation units outstanding at end of period	0	0	1	0	127	1,103	1,266	2,100	1,051	889
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.13	$10.63	$10.27
Value at end of period	$11.78	$11.13	$10.63
Number of accumulation units outstanding at end of period	0	0	585
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.31	$9.21	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02	$9.47
Value at end of period	$9.91	$10.31	$9.21	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02
Number of accumulation units outstanding at end of period	0	44	735	579	961	6,998	6,720	1,012	0	341
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.81	$7.74	$6.48	$11.41	$10.33	$9.85	$9.17	$8.72	$6.82	$9.143
Value at end of period	$8.01	$8.81	$7.74	$6.48	$11.41	$10.33	$9.85	$9.17	$8.72	$6.82
Number of accumulation units outstanding at end of period	2	1,290	3,264	6,683	6,818	9,819	4,933	4,017	3,007	1,290
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26	$7.513
Value at end of period	$9.80	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26
Number of accumulation units outstanding at end of period	0	4,182	9,942	10,490	9,584	10,250	7,243	4,625	3,571	1,872
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$7.33
Value at end of period	$8.15
Number of accumulation units outstanding at end of period	2,694
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.15	$9.06	$7.31
Value at end of period	$10.80	$11.15	$9.06
Number of accumulation units outstanding at end of period	0	0	13
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23	$7.74
Value at end of period	$12.86	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23
Number of accumulation units outstanding at end of period	1,165	1,688	3,620	1,998	2,430	6,228	5,844	5,107	1,170
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.60	$8.77	$6.82	$11.31	$10.82
Value at end of period	$10.14	$10.60	$8.77	$6.82	$11.31
Number of accumulation units outstanding at end of period	0	0	1,252	115	86
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31	$9.90
Value at end of period	$14.15	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31
Number of accumulation units outstanding at end of period	918	233	630	192	166	362	259	21

CFI 276

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67	$22.02
Value at end of period	$60.63	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67
Number of accumulation units outstanding at end of period	196	377	613	237	332	553	692	49
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72	$10.89
Value at end of period	$12.63	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72
Number of accumulation units outstanding at end of period	0	135	1,915	1,644	2,476	2,944	1,517
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52	$9.69
Value at end of period	$11.28	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52
Number of accumulation units outstanding at end of period	0	106	962	2,159	2,335	2,257	864	8
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78	$10.51
Value at end of period	$14.81	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78
Number of accumulation units outstanding at end of period	761	0	429	1,577	82	3,393	2,712	1,575
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.33	$9.04	$5.25	$12.72	$13.02
Value at end of period	$7.81	$10.33	$9.04	$5.25	$12.72
Number of accumulation units outstanding at end of period	40	41	1,274	42	35
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64	$10.14
Value at end of period	$13.63	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64
Number of accumulation units outstanding at end of period	0	440	440	345	252	219	126	13
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2011)
Value at beginning of period	$8.15
Value at end of period	$8.60
Number of accumulation units outstanding at end of period	1,372
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60	$10.29
Value at end of period	$17.88	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60
Number of accumulation units outstanding at end of period	599	1,210	6,163	1,086	38	213	80	30
THE BOND FUND OF AMERICASM
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.42	$9.85	$8.69	$8.36
Value at end of period	$10.95	$10.42	$9.85	$8.69
Number of accumulation units outstanding at end of period	0	0	4	0
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81	$9.71
Value at end of period	$12.10	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81
Number of accumulation units outstanding at end of period	292	781	7,690	1,029	958	2,678	1,061	55
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.24	$8.31	$5.62	$10.47	$10.70
Value at end of period	$8.62	$10.24	$8.31	$5.62	$10.47
Number of accumulation units outstanding at end of period	1,173	0	139	0	589

CFI 277

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WANGER SELECT
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43	$10.66
Value at end of period	$13.23	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43
Number of accumulation units outstanding at end of period	834	152	413	180	111	29	5
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69	$11.47
Value at end of period	$13.59	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69
Number of accumulation units outstanding at end of period	854	102	197	53	31	300	167
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81	$10.25
Value at end of period	$12.03	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81
Number of accumulation units outstanding at end of period	382	839	6,716	5,578	4,059	3,417	2,757	691
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11	$15.67
Value at end of period	$21.59	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11
Number of accumulation units outstanding at end of period	50	113	117	83	73	447	432	19

TABLE 30
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$13.98	$12.84
Value at end of period	$13.07	$13.98
Number of accumulation units outstanding at end of period	49	37
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.93	$9.56	$7.96
Value at end of period	$10.58	$10.93	$9.56
Number of accumulation units outstanding at end of period	4,953	1,136	260
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.90	$9.85	$8.36
Value at end of period	$10.95	$10.90	$9.85
Number of accumulation units outstanding at end of period	1,716	942	186
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.11	$10.68	$10.40
Value at end of period	$12.39	$11.11	$10.68
Number of accumulation units outstanding at end of period	4,209	1,982	1,884
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.23	$7.88	$6.42
Value at end of period	$7.53	$8.23	$7.88
Number of accumulation units outstanding at end of period	224	2,394	639

CFI 278

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.70	$10.58
Value at end of period	$10.78	$11.70
Number of accumulation units outstanding at end of period	282	10
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.60	$12.58	$11.44
Value at end of period	$15.29	$15.60	$12.58
Number of accumulation units outstanding at end of period	95	1,474	20
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43	$14.346
Value at end of period	$16.86	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43
Number of accumulation units outstanding at end of period	13,142	14,561	17,007	15,213	15,898	14,936	17,408	14,456	14,376	9,985
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.60	$7.92	$6.31
Value at end of period	$9.06	$9.60	$7.92
Number of accumulation units outstanding at end of period	1,554	1,541	1,510
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44	$9.98
Value at end of period	$14.21	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44
Number of accumulation units outstanding at end of period	18,045	17,715	20,628	17,474	11,102	8,992	7,223	2,666
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35	$17.173
Value at end of period	$27.49	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35
Number of accumulation units outstanding at end of period	27,772	34,184	36,898	36,107	41,702	52,831	49,670	48,132	40,920	32,586
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91	$15.76
Value at end of period	$18.55	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91
Number of accumulation units outstanding at end of period	15,035	14,682	18,638	18,963	20,313	35,555	43,295	58,807	61,026	41,444
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52	$16.718
Value at end of period	$16.89	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52
Number of accumulation units outstanding at end of period	25,433	28,009	30,853	23,971	28,223	33,723	39,799	74,235	76,228	67,276
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92	$11.341
Value at end of period	$14.07	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92
Number of accumulation units outstanding at end of period	2,829	3,005	3,182	4,484	5,308	4,129	5,314	6,900	4,455	3,642
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20	$10.23
Value at end of period	$17.59	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20
Number of accumulation units outstanding at end of period	2,554	2,886	3,112	3,419	5,720	7,450	6,764	5,835	1,647	376
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.00	$8.01	$6.09	$7.67
Value at end of period	$8.71	$9.00	$8.01	$6.09
Number of accumulation units outstanding at end of period	2,096	1,076	435	18
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07	$8.29
Value at end of period	$16.66	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07
Number of accumulation units outstanding at end of period	1,501	1,706	1,512	2,225	1,558	5,056	8,063	6,038	3,999	2,784

CFI 279

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.49	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67	$9.75
Value at end of period	$10.40	$13.49	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	1,412	1,682	3,018	2,537	2,552	1,455	843	17
ING BALANCED PORTFOLIO
Value at beginning of period	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89	$15.708
Value at end of period	$18.62	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89
Number of accumulation units outstanding at end of period	11,453	14,159	16,549	15,461	17,025	19,750	20,839	27,060	25,464	22,210
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68	$7.86
Value at end of period	$17.61	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68
Number of accumulation units outstanding at end of period	2,951	4,733	7,462	6,827	4,861	6,107	5,417	4,659	2,488	1,267
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.82	$11.21	$9.46	$13.46	$12.57	$11.19	$10.72
Value at end of period	$12.21	$11.82	$11.21	$9.46	$13.46	$12.57	$11.19
Number of accumulation units outstanding at end of period	1,863	1,474	1,143	1,074	735	505	206
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.04	$8.07	$6.26	$10.40	$10.68
Value at end of period	$8.80	$9.04	$8.07	$6.26	$10.40
Number of accumulation units outstanding at end of period	15,733	16,399	22,193	19,269	19,978
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.422
Value at end of period	$4.51	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56
Number of accumulation units outstanding at end of period	16,082	13,186	13,950	13,350	19,501	17,078	17,252	30,281	20,643	16,998
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.13	$8.83	$6.70	$9.74
Value at end of period	$9.48	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	6,122	5,770	5,568	6,334
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.22	$8.10	$6.04	$9.97	$12.29	$10.53
Value at end of period	$11.03	$10.22	$8.10	$6.04	$9.97	$12.29
Number of accumulation units outstanding at end of period	1,380	2,187	1,690	1,382	2,216	874
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.08	$8.16	$6.64	$10.21	$10.38
Value at end of period	$9.68	$10.08	$8.16	$6.64	$10.21
Number of accumulation units outstanding at end of period	54	332	268	143	47
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48	$12.46
Value at end of period	$16.82	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48
Number of accumulation units outstanding at end of period	1,027	1,356	817	959	633	920	694	1,012	612
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.34	$12.12	$8.83	$14.71	$13.03	$12.80
Value at end of period	$13.47	$15.34	$12.12	$8.83	$14.71	$13.03
Number of accumulation units outstanding at end of period	561	406	608	530	132	345

CFI 280

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13	$10.02
Value at end of period	$13.56	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13
Number of accumulation units outstanding at end of period	17,779	29,035	36,007	25,996	27,017	31,040	34,808
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.72	$10.60	$7.82	$13.44	$9.68
Value at end of period	$11.39	$12.72	$10.60	$7.82	$13.44
Number of accumulation units outstanding at end of period	10,243	6,069	7,496	8,054	9,805
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00	$13.526
Value at end of period	$14.78	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00
Number of accumulation units outstanding at end of period	54,654	53,946	38,983	35,843	37,302	47,214	42,868	33,486	40,201	50,158
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50	$17.448
Value at end of period	$18.55	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50
Number of accumulation units outstanding at end of period	13,105	15,883	20,499	19,455	23,786	34,685	34,402	65,982	63,684	57,597
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39	$14.295
Value at end of period	$21.45	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39
Number of accumulation units outstanding at end of period	11,665	12,096	16,999	17,660	20,655	33,680	34,836	50,146	40,269	29,652
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00	$10.52
Value at end of period	$15.33	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00
Number of accumulation units outstanding at end of period	8,932	8,400	12,254	10,788	15,320	18,740	18,033	21,398	21,695	15,568
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46	$13.535
Value at end of period	$19.51	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46
Number of accumulation units outstanding at end of period	20,886	22,691	24,202	25,237	38,316	37,072	37,577	36,295	35,550	25,842
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.93	$7.45	$5.23
Value at end of period	$6.86	$7.93	$7.45
Number of accumulation units outstanding at end of period	3,158	3,159	7,578
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96	$9.87
Value at end of period	$10.91	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96
Number of accumulation units outstanding at end of period	3,902	3,792	3,585	4,443	7,903	6,618	4,836	5,530	1,188	221
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30	$8.42
Value at end of period	$11.94	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	2,826	3,608	3,265	2,836	3,359	3,181	2,307	3,282	1,449	382
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17	$10.19
Value at end of period	$12.66	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17
Number of accumulation units outstanding at end of period	29,468	31,084	41,533	43,641	48,091	72,543	79,254
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03	$10.61
Value at end of period	$11.16	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03
Number of accumulation units outstanding at end of period	1,388	2,573	2,701	2,259	1,872	776	394

CFI 281

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39	$9.79
Value at end of period	$19.03	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39
Number of accumulation units outstanding at end of period	1,717	1,669	1,614	1,206	3,438	3,486	2,382
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16	$8.89
Value at end of period	$17.26	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	2,472	3,393	3,393	3,536	2,932	3,141	3,745	2,996	450	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28	$11.60
Value at end of period	$13.26	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28
Number of accumulation units outstanding at end of period	2,369	2,140	1,695	1,400	1,352	153	20
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	20,962
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.19	$6.96	$6.26	$9.09	$9.33
Value at end of period	$8.36	$8.19	$6.96	$6.26	$9.09
Number of accumulation units outstanding at end of period	18,102	13,668	13,470	15,531	16,017
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.90	$8.36	$6.56	$10.23
Value at end of period	$9.63	$9.90	$8.36	$6.56
Number of accumulation units outstanding at end of period	8	669	245	887
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.50	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95	$11.38
Value at end of period	$14.52	$14.50	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95
Number of accumulation units outstanding at end of period	5,609	3,342	4,467	5,991	5,779	3,847	13,468	13,581	1,227
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$16.65	$14.85	$11.34	$18.47	$14.70	$11.69
Value at end of period	$17.47	$16.65	$14.85	$11.34	$18.47	$14.70
Number of accumulation units outstanding at end of period	2,502	2,829	4,069	3,049	4,937	506
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90	$6.99
Value at end of period	$15.87	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90
Number of accumulation units outstanding at end of period	1,374	1,672	738	828	1,625	1,551	2,563	2,401	738	27
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37	$12.348
Value at end of period	$13.05	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37
Number of accumulation units outstanding at end of period	67,670	52,402	56,488	46,062	32,771	30,485	38,256	45,730	54,737	44,831
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25	$10.15
Value at end of period	$12.72	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25
Number of accumulation units outstanding at end of period	37,988	47,380	63,114	59,696	72,848	109,286	111,964

CFI 282

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47	$9.94
Value at end of period	$14.90	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47
Number of accumulation units outstanding at end of period	5,077	3,337	2,233	1,585	1,656	1,580	524
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70	$10.11
Value at end of period	$14.86	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70
Number of accumulation units outstanding at end of period	41,584	26,142	23,491	11,692	9,963	16,541	15,112	21,365	7,014	2,706
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.16	$8.88	$7.23	$11.20	$10.78	$10.73
Value at end of period	$9.59	$10.16	$8.88	$7.23	$11.20	$10.78
Number of accumulation units outstanding at end of period	479	806	1,021	1,740	2,392	1
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.89	$12.68	$7.70	$11.06	$10.56	$10.12
Value at end of period	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	903	11,118	9,301	7,470	5,256	121
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.53	$9.03	$7.30	$11.04	$11.03
Value at end of period	$9.88	$10.53	$9.03	$7.30	$11.04
Number of accumulation units outstanding at end of period	15,102	17,788	16,775	14,693	14,110
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.93	$12.52	$10.69
Value at end of period	$14.31	$13.93	$12.52
Number of accumulation units outstanding at end of period	791	651	194
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.93	$8.08	$6.62	$6.83
Value at end of period	$9.04	$8.93	$8.08	$6.62
Number of accumulation units outstanding at end of period	4,459	3,117	2,084	238
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.95	$11.82	$10.05
Value at end of period	$12.84	$12.95	$11.82
Number of accumulation units outstanding at end of period	682	512	307
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.89	$12.81	$11.40
Value at end of period	$15.33	$15.89	$12.81
Number of accumulation units outstanding at end of period	503	1,054	1,069
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.08	$8.16	$6.32
Value at end of period	$9.75	$10.08	$8.16
Number of accumulation units outstanding at end of period	191	182	248
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.80	$8.66	$6.94	$7.29
Value at end of period	$10.24	$10.80	$8.66	$6.94
Number of accumulation units outstanding at end of period	680	377	229	217

CFI 283

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97	$4.83
Value at end of period	$10.37	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97
Number of accumulation units outstanding at end of period	2,631	3,000	2,860	2,417	4,083	2,916	2,419	3,100	2,828	95
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33	$18.935
Value at end of period	$28.91	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33
Number of accumulation units outstanding at end of period	4,463	4,765	6,835	7,758	7,820	16,611	15,742	26,280	22,131	16,365
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67	$10.42
Value at end of period	$11.23	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67
Number of accumulation units outstanding at end of period	10,610	16,937	13,366	7,535	4,824	2,471	1,024
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90	$10.60
Value at end of period	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90
Number of accumulation units outstanding at end of period	44,371	41,968	34,899	23,030	15,455	5,026	408
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06	$10.87
Value at end of period	$10.79	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06
Number of accumulation units outstanding at end of period	28,406	29,908	20,555	15,217	14,871	7,593	1,309
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26	$10.72
Value at end of period	$10.75	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26
Number of accumulation units outstanding at end of period	18,112	26,986	30,750	22,707	13,264	5,998	153
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.51	$10.92
Value at end of period	$10.77	$11.51
Number of accumulation units outstanding at end of period	474	32
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.41	$8.66
Value at end of period	$9.05	$9.41
Number of accumulation units outstanding at end of period	3,735	2,673
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29	$10.31
Value at end of period	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29
Number of accumulation units outstanding at end of period	5,471	5,232	2,885	662	657	109	4
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.92	$9.05	$7.63	$8.87
Value at end of period	$9.72	$9.92	$9.05	$7.63
Number of accumulation units outstanding at end of period	3,490	3,342	974	265
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83	$13.604
Value at end of period	$16.83	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83
Number of accumulation units outstanding at end of period	12,232	16,092	13,470	10,065	8,563	7,953	7,707	6,277	7,472	4,846

CFI 284

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40	$13.401
Value at end of period	$15.53	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40
Number of accumulation units outstanding at end of period	18,910	19,501	18,825	14,198	11,793	11,760	11,524	22,433	11,677	8,357
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85	$13.282
Value at end of period	$15.94	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85
Number of accumulation units outstanding at end of period	18,921	21,538	29,351	24,561	21,320	24,061	18,722	17,915	25,055	16,363
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92	$10.27
Value at end of period	$13.62	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92
Number of accumulation units outstanding at end of period	15,475	15,181	14,422	10,795	11,404	9,004	2,265
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56	$9.93
Value at end of period	$13.70	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56
Number of accumulation units outstanding at end of period	42,238	47,147	50,939	55,676	49,570	58,970	64,144
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92	$11.34
Value at end of period	$15.50	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92
Number of accumulation units outstanding at end of period	10,133	7,865	8,520	4,910	5,547	4,499	4,525	5,058	59
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26	$17.53
Value at end of period	$21.26	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26
Number of accumulation units outstanding at end of period	12,141	12,154	12,874	12,537	13,010	17,141	17,981	22,725	19,593	19,639
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42	$10.58
Value at end of period	$11.83	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42
Number of accumulation units outstanding at end of period	285	1,064	873	849	1,277	4	16
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.78	$8.18	$6.28	$10.20
Value at end of period	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	13,822	14,248	14,037	11,536
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.20	$8.66	$6.64	$11.16	$11.05	$10.68
Value at end of period	$8.55	$9.20	$8.66	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	3,085	4,583	3,377	1,890	1,050	152
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.24	$15.69	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79	$15.667
Value at end of period	$14.77	$17.24	$15.69	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79
Number of accumulation units outstanding at end of period	10,534	8,701	10,807	10,670	8,598	14,659	17,320	24,275	18	13,651
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.12	$10.62	$10.18	$10.00
Value at end of period	$11.76	$11.12	$10.62	$10.18
Number of accumulation units outstanding at end of period	413	4,238	4,548	1,879
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.23	$9.15	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99	$9.443
Value at end of period	$9.83	$10.23	$9.15	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99
Number of accumulation units outstanding at end of period	16,266	16,521	14,316	11,581	11,645	9,649	8,118	7,714	5,696	7,524

CFI 285

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.79
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	340
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.76	$7.69	$6.44	$11.36	$10.29	$9.82	$9.15	$8.70	$6.81	$9.131
Value at end of period	$7.96	$8.76	$7.69	$6.44	$11.36	$10.29	$9.82	$9.15	$8.70	$6.81
Number of accumulation units outstanding at end of period	14,888	15,153	13,714	12,849	12,118	12,794	9,557	14,390	12,366	14,842
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25	$7.503
Value at end of period	$9.73	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25
Number of accumulation units outstanding at end of period	11,968	13,392	20,433	19,762	18,679	23,894	12,724	22,296	22,662	24,026
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63	$22.20	$20.74	$18.44	$19.99
Value at end of period	$31.03	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63	$20.20	$20.74	$18.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	58	56,850	56,454	58,868
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$20.60	$16.60	$11.62	$20.95	$17.42	$15.54	$14.03	$11.78	$8.84	$2.44
Value at end of period	$20.03	$20.60	$16.60	$11.62	$20.95	$17.41	$15.54	$14.03	$11.78	$8.84
Number of accumulation units outstanding at end of period	0	0	0	0	112	104	194	78,427	81,861	81,916
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$17.52	$15.52	$11.54	$19.42	$17.11	$15.58	$15.15	$14.70	$11.31	$15.61
Value at end of period	$16.36	$17.52	$15.52	$11.54	19.42	$17.11	$15.58	$15.15	$14.70	$11.31
Number of accumulation units outstanding at end of period	3	4	4	4	4	4	5	30,588	26,960	29,458
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.76	$7.21	$6.37
Value at end of period	$8.13	$8.76	$7.21
Number of accumulation units outstanding at end of period	46	28	4
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.14	$9.05	$7.47
Value at end of period	$10.78	$11.14	$9.05
Number of accumulation units outstanding at end of period	595	543	532
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22	$8.30	$9.71
Value at end of period	$12.80	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22	$8.30
Number of accumulation units outstanding at end of period	5,402	8,443	7,787	9,114	11,233	18,993	16,699	14,769	10,530	1,689
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.58	$8.75	$6.81	$11.30	$11.00
Value at end of period	$10.11	$10.58	$8.75	$6.81	$11.30
Number of accumulation units outstanding at end of period	1,833	2,300	2,007	1,881	520
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31	$9.87
Value at end of period	$14.10	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31
Number of accumulation units outstanding at end of period	8,508	9,716	8,803	8,570	8,223	6,440	3,144	557
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60	$21.38
Value at end of period	$60.29	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60
Number of accumulation units outstanding at end of period	4,430	5,724	5,627	4,942	6,334	5,989	4,372	1,040

CFI 286

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71	$11.40
Value at end of period	$12.59	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71
Number of accumulation units outstanding at end of period	978	793	766	710	255	246	44
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49	$9.53
Value at end of period	$11.22	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49
Number of accumulation units outstanding at end of period	14,331	16,672	19,064	14,351	9,333	9,535	3,504	3,534
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77	$10.24
Value at end of period	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	12,452	13,919	12,381	11,391	5,390	6,647	4,040	1,184
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.32	$9.03	$5.24	$12.72	$10.73
Value at end of period	$7.79	$10.32	$9.03	$5.24	$12.72
Number of accumulation units outstanding at end of period	4,396	2,113	4,514	3,626	678
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64	$10.30
Value at end of period	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	3,933	5,432	6,010	5,728	4,380	3,344	2,009	1,189
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.16	$8.25	$5.49
Value at end of period	$8.58	$10.16	$8.25
Number of accumulation units outstanding at end of period	240	83	19
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60	$10.09
Value at end of period	$17.81	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60
Number of accumulation units outstanding at end of period	16,810	13,156	12,037	10,416	9,069	3,803	3,082	1,202
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.41	$9.84	$8.69	$9.69
Value at end of period	$10.93	$10.41	$9.84	$8.69
Number of accumulation units outstanding at end of period	2,419	13,628	5,802	61
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81	$10.13
Value at end of period	$12.05	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	33,780	38,162	36,064	29,374	21,838	19,538	10,987	4,306
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.22	$8.29	$5.62	$10.47	$10.94
Value at end of period	$8.60	$10.22	$8.29	$5.62	$10.47
Number of accumulation units outstanding at end of period	3,731	3,209	490	89	11
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40	$9.92
Value at end of period	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	4,686	5,887	5,175	5,239	5,999	1,563	1,281	133

CFI 287

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WANGER USA
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56	$9.90
Value at end of period	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	4,986	4,578	4,253	4,340	3,461	5,426	4,360	10
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80	$10.02
Value at end of period	$11.98	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80
Number of accumulation units outstanding at end of period	20,788	19,154	35,645	18,178	14,172	15,301	10,000	1,766
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07	$16.03
Value at end of period	$21.47	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07
Number of accumulation units outstanding at end of period	3,348	3,855	3,962	3,075	2,977	4,717	6,052	3,377

TABLE 31

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ALGER GREEN FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.97	$13.52
Value at end of period	$13.05	$13.97
Number of accumulation units outstanding at end of period	417	8
AMANA GROWTH FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.92	$10.48
Value at end of period	$10.56	$10.92
Number of accumulation units outstanding at end of period	17	225
AMANA INCOME FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.09
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	1
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.10	$10.76
Value at end of period	$12.37	$11.10
Number of accumulation units outstanding at end of period	0	13
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.58	$13.68
Value at end of period	$15.27	$15.58
Number of accumulation units outstanding at end of period	0	350
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57	$13.96
Value at end of period	$16.72	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57
Number of accumulation units outstanding at end of period	3,812	2,356	2,192	2,077	1,914	1,685	1,501	918	1,008

CFI 288

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.59	$7.91	$7.19
Value at end of period	$9.05	$9.59	$7.91
Number of accumulation units outstanding at end of period	14	10	5
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43	$9.91
Value at end of period	$14.16	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43
Number of accumulation units outstanding at end of period	2,910	2,184	1,918	1,624	1,608	1,803	859	339
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37	$17.06
Value at end of period	$27.28	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37
Number of accumulation units outstanding at end of period	4,037	10,178	11,786	10,582	9,965	11,205	9,597	6,547	2,821
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53	$14.45
Value at end of period	$18.41	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53
Number of accumulation units outstanding at end of period	9,781	4,970	8,190	8,034	7,987	8,490	8,278	5,408	1,685
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04	$13.25
Value at end of period	$16.75	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04
Number of accumulation units outstanding at end of period	5,060	5,392	5,701	6,224	6,671	7,617	4,549	4,573	84
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56	$10.18
Value at end of period	$13.96	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56
Number of accumulation units outstanding at end of period	68	354	208	192	162	111	1,875	1,539	9
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98	$10.79
Value at end of period	$17.50	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98
Number of accumulation units outstanding at end of period	1,157	2,723	2,447	2,467	1,158	2,475	680	2,065	8
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78	$9.86
Value at end of period	$16.58	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78
Number of accumulation units outstanding at end of period	0	254	250	46	42	38	231	210	14
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.44	$12.76	$10.77	$19.39	$16.89	$13.26	$11.82
Value at end of period	$10.36	$13.44	$12.76	$10.77	$19.39	$16.89	$13.26
Number of accumulation units outstanding at end of period	420	4,831	4,678	4,346	545	3,967	10
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22	$14.94
Value at end of period	$18.47	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22
Number of accumulation units outstanding at end of period	31	33	34	208	251	528	2,141	1,709	10

CFI 289

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39	$11.93
Value at end of period	$17.53	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39
Number of accumulation units outstanding at end of period	75	1,112	932	937	915	860	420	1,717
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.79	$11.18	$9.45	$13.44	$12.56	$12.26
Value at end of period	$12.17	$11.79	$11.18	$9.45	$13.44	$12.56
Number of accumulation units outstanding at end of period	482	64	44	21	9	1
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.02	$8.06	$6.26	$10.40	$10.68
Value at end of period	$8.77	$9.02	$8.06	$6.26	$10.40
Number of accumulation units outstanding at end of period	8,207	3,235	3,188	3,411	4,572
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$5.08	$4.35	$2.89	$4.87	$4.15	$3.93	$3.57	$3.32
Value at end of period	$4.49	$5.08	$4.35	$2.89	$4.87	$4.15	$3.93	$3.57
Number of accumulation units outstanding at end of period	2,323	2,219	2,131	2,084	2,512	2,056	2,123	704
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.12	$8.82	$6.69	$9.74
Value at end of period	$9.46	$10.12	$8.82	$6.69
Number of accumulation units outstanding at end of period	1,526	967	938	893
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.19	$8.08	$6.03	$9.96	$11.40
Value at end of period	$11.00	$10.19	$8.08	$6.03	$9.96
Number of accumulation units outstanding at end of period	13	37	28	18	13
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59	$16.12
Value at end of period	$16.73	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59
Number of accumulation units outstanding at end of period	919	184	131	156	73	62	29	13
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.30	$12.09	$8.81	$13.57
Value at end of period	$13.43	$15.30	$12.09	$8.81
Number of accumulation units outstanding at end of period	320	27	19	17
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99	$9.88
Value at end of period	$13.50	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99
Number of accumulation units outstanding at end of period	3,916	4,484	9,210	9,805	9,554	11,424	14,778
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.69	$10.58	$7.81	$13.43	$9.68
Value at end of period	$11.36	$12.69	$10.58	$7.81	$13.43
Number of accumulation units outstanding at end of period	291	420	403	425	1,027

CFI 290

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39	$10.98
Value at end of period	$14.67	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39
Number of accumulation units outstanding at end of period	2,560	3,361	125	191	481	600	389	400	121
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73	$14.93
Value at end of period	$18.40	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73
Number of accumulation units outstanding at end of period	6,760	3,707	3,512	4,528	5,377	5,695	4,414	3,150	534
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14	$15.11
Value at end of period	$21.31	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14
Number of accumulation units outstanding at end of period	3,528	3,702	5,013	7,286	7,369	8,064	8,297	7,191	542
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05	$11.22
Value at end of period	$15.22	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05
Number of accumulation units outstanding at end of period	2,098	1,768	1,675	1,919	1,980	1,857	1,572	2,461	217
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10	$14.61
Value at end of period	$19.35	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10
Number of accumulation units outstanding at end of period	5,374	2,823	8,270	7,873	7,711	10,778	9,281	5,026	3,099
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.92	$7.45	$6.86
Value at end of period	$6.85	$7.92	$7.45
Number of accumulation units outstanding at end of period	562	353	416
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78	$10.51
Value at end of period	$10.86	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78
Number of accumulation units outstanding at end of period	312	824	1,174	914	799	1,205	892	867
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60	$10.38
Value at end of period	$11.88	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60
Number of accumulation units outstanding at end of period	259	2,850	2,470	2,225	76	1,909	171	139	29
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67	$9.97
Value at end of period	$11.92	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67
Number of accumulation units outstanding at end of period	8,138	9,820	14,368	13,615	13,423	14,294	12,593
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.53	$10.40	$10.17
Value at end of period	$11.12	$11.53	$10.40
Number of accumulation units outstanding at end of period	0	269	269

CFI 291

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39	$11.49
Value at end of period	$18.97	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39
Number of accumulation units outstanding at end of period	885	523	485	405	251	196	90
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95	$12.04
Value at end of period	$17.17	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95
Number of accumulation units outstanding at end of period	651	1,123	751	714	615	820	578	117
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.60	$10.89	$8.67	$12.56	$12.81
Value at end of period	$13.22	$13.60	$10.89	$8.67	$12.56
Number of accumulation units outstanding at end of period	345	281	16	7	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	3,325
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.17	$6.95	$6.25	$9.08	$9.32
Value at end of period	$8.34	$8.17	$6.95	$6.25	$9.08
Number of accumulation units outstanding at end of period	2,789	2,949	3,989	3,584	4,319
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.89	$8.35	$6.55	$10.23
Value at end of period	$9.61	$9.89	$8.35	$6.55
Number of accumulation units outstanding at end of period	1,344	1,027	783	1,125
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.45	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94	$11.52
Value at end of period	$14.46	$14.45	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94
Number of accumulation units outstanding at end of period	2,881	3,321	2,492	1,905	1,880	1,283	1,688	1,516	3
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.60	$14.82	$11.32	$18.44	$14.69	$11.39	$10.91
Value at end of period	$17.41	$16.60	$14.82	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	472	571	441	316	153	105	29
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29	$8.80
Value at end of period	$15.79	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29
Number of accumulation units outstanding at end of period	16	292	241	224	234	198	1,044	1,228	40
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26	$12.28
Value at end of period	$12.95	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26
Number of accumulation units outstanding at end of period	15,525	11,458	15,436	16,416	13,924	20,706	7,633	8,448	3,540

CFI 292

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63	$10.01
Value at end of period	$11.91	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63
Number of accumulation units outstanding at end of period	9,845	12,899	17,633	19,338	21,850	22,250	15,150
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.43	$12.81	$8.70	$11.40	$11.24	$10.54
Value at end of period	$14.85	$14.43	$12.81	$8.70	$11.40	$11.24
Number of accumulation units outstanding at end of period	649	1,034	894	754	599	527
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97	$10.86
Value at end of period	$14.79	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97
Number of accumulation units outstanding at end of period	4,380	15,517	14,065	11,334	5,026	9,814	3,410	637	792
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.14	$8.86	$7.22	$11.19	$11.14
Value at end of period	$9.56	$10.14	$8.86	$7.22	$11.19
Number of accumulation units outstanding at end of period	399	379	353	327	287
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.85	$12.66	$7.69	$8.45
Value at end of period	$14.53	$14.85	$12.66	$7.69
Number of accumulation units outstanding at end of period	0	115	115	44
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.50	$9.01	$7.29	$11.03	$10.58
Value at end of period	$9.85	$10.50	$9.01	$7.29	$11.03
Number of accumulation units outstanding at end of period	2,837	7,831	7,119	6,747	4,217
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.92	$12.52	$10.69
Value at end of period	$14.30	$13.92	$12.52
Number of accumulation units outstanding at end of period	84	67	50
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.92	$8.07	$6.62	$7.15
Value at end of period	$9.02	$8.92	$8.07	$6.62
Number of accumulation units outstanding at end of period	942	310	2,121	1,895
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.94	$11.81	$10.05
Value at end of period	$12.82	$12.94	$11.81
Number of accumulation units outstanding at end of period	0	21	13
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.88	$12.80	$11.40
Value at end of period	$15.31	$15.88	$12.80
Number of accumulation units outstanding at end of period	30	52	43

CFI 293

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.07	$9.30
Value at end of period	$9.74	$10.07
Number of accumulation units outstanding at end of period	0	4
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.79	$8.66	$7.79
Value at end of period	$10.22	$10.79	$8.66
Number of accumulation units outstanding at end of period	12	331	4
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79	$6.78
Value at end of period	$10.31	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79
Number of accumulation units outstanding at end of period	534	479	1,402	1,067	898	1,011	570	294	56
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37	$16.85
Value at end of period	$28.70	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37
Number of accumulation units outstanding at end of period	366	472	626	1,575	1,737	2,089	1,854	2,451	1,117
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67	$10.69
Value at end of period	$11.19	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67
Number of accumulation units outstanding at end of period	1,956	776	829	756	356	36	25
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.30	$10.07	$8.13	$12.47	$12.09	$11.33
Value at end of period	$10.79	$11.30	$10.07	$8.13	$12.47	$12.09
Number of accumulation units outstanding at end of period	12,126	10,257	7,566	3,532	2,173	952
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.44	$10.13	$8.01	$12.90	$12.43	$11.67
Value at end of period	$10.76	$11.44	$10.13	$8.01	$12.90	$12.43
Number of accumulation units outstanding at end of period	3,543	125	817	432	177	77
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26	$10.55
Value at end of period	$10.71	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26
Number of accumulation units outstanding at end of period	5,178	513	388	252	153	36	11
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.40	$8.46	$8.00
Value at end of period	$9.04	$9.40	$8.46
Number of accumulation units outstanding at end of period	6	4	2
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29	$10.29
Value at end of period	$11.45	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29
Number of accumulation units outstanding at end of period	0	0	0	194	0	8	8

CFI 294

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33	$13.38
Value at end of period	$16.70	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33
Number of accumulation units outstanding at end of period	1,031	1,892	1,703	1,564	1,289	917	2,270	2,374	102
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92	$12.51
Value at end of period	$15.41	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92
Number of accumulation units outstanding at end of period	300	1,167	786	311	382	514	373	1,151	929
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90	$12.71
Value at end of period	$15.81	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90
Number of accumulation units outstanding at end of period	758	791	780	871	843	984	852	660	198
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92	$10.92
Value at end of period	$13.57	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92
Number of accumulation units outstanding at end of period	317	6,848	6,491	5,791	514	4,539	37
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08	$9.93
Value at end of period	$12.94	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08
Number of accumulation units outstanding at end of period	3,693	3,410	4,546	4,746	5,365	5,426	3,905
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63	$12.80
Value at end of period	$15.44	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63
Number of accumulation units outstanding at end of period	684	76	96	89	80	101	96	24
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05	$15.23
Value at end of period	$21.10	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05
Number of accumulation units outstanding at end of period	704	1,867	2,929	2,101	2,188	2,136	1,872	1,364	357
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.65	$12.17	$8.97	$18.03	$18.60
Value at end of period	$11.79	$13.65	$12.17	$8.97	$18.03
Number of accumulation units outstanding at end of period	5	0	13	13	94
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.77	$8.17	$6.28	$10.20
Value at end of period	$7.61	$8.77	$8.17	$6.28
Number of accumulation units outstanding at end of period	5,123	2,433	2,731	2,352
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$9.18	$9.00
Value at end of period	$8.53	$9.18
Number of accumulation units outstanding at end of period	19	3

CFI 295

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$17.11	$15.59	$10.93	$18.40	$17.41	$15.12	$15.10	$13.89
Value at end of period	$14.65	$17.11	$15.59	$10.93	$18.40	$17.41	$15.12	$15.10
Number of accumulation units outstanding at end of period	859	581	557	1,277	1,231	1,214	362	18
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.11	$10.62	$10.68
Value at end of period	$11.73	$11.11	$10.62
Number of accumulation units outstanding at end of period	5	4	2
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$10.16	$9.08	$7.00	$11.78	$11.81	$10.47	$9.71	$8.53
Value at end of period	$9.75	$10.16	$9.08	$7.00	$11.78	$11.81	$10.47	$9.71
Number of accumulation units outstanding at end of period	1,231	1,519	1,475	1,382	2,140	2,145	1,866	1,075
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.58	$12.25	$11.16
Value at end of period	$12.55	$13.58	$12.25
Number of accumulation units outstanding at end of period	11	394	14
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.71	$7.65	$6.41	$11.32	$10.25	$9.78	$9.12	$8.49
Value at end of period	$7.91	$8.71	$7.65	$6.41	$11.32	$10.25	$9.78	$9.12
Number of accumulation units outstanding at end of period	1,599	4,262	3,752	3,093	2,825	2,504	4,586	3,526
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65	$7.22
Value at end of period	$9.67	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65
Number of accumulation units outstanding at end of period	4,068	2,609	2,744	2,458	2,509	3,703	4,037	3,198	2,679
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66	$19.22
Value at end of period	$30.79	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66
Number of accumulation units outstanding at end of period	0	0	9	6	6	15	13	5,604	2,119
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74	$10.35
Value at end of period	$19.87	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74
Number of accumulation units outstanding at end of period	0	0	15	9	10	27	22	2,240	1,673
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20	$9.32
Value at end of period	$12.73	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20
Number of accumulation units outstanding at end of period	963	2,822	2,762	2,607	2,653	2,899	2,894	2,539	1,851
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.55	$8.74	$8.34
Value at end of period	$10.09	$10.55	$8.74
Number of accumulation units outstanding at end of period	0	33	12

CFI 296

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39	$10.78
Value at end of period	$14.04	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39
Number of accumulation units outstanding at end of period	1,049	586	567	573	560	543	8
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54	$22.26
Value at end of period	$59.95	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54
Number of accumulation units outstanding at end of period	483	1,263	1,250	1,171	844	1,635	843	121
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this opiton during August 2003)
Value at beginning of period	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82	$12.90	$11.82
Value at end of period	$17.86	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82	$12.90
Number of accumulation units outstanding at end of period	0	0	15	9	11	25	20	3,448	60
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.02	$10.71	$7.92	$12.92	$13.27	$13.34
Value at end of period	$12.55	$13.02	$10.71	$7.92	$12.92	$13.27
Number of accumulation units outstanding at end of period	236	263	784	687	1,221	579
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47	$9.49
Value at end of period	$11.15	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47
Number of accumulation units outstanding at end of period	0	2,299	1,734	1,154	221	203	451	137
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77	$10.50
Value at end of period	$14.70	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77
Number of accumulation units outstanding at end of period	632	110	147	314	172	165	558	146
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.30	$9.01	$5.24	$12.71	$11.27
Value at end of period	$7.77	$10.30	$9.01	$5.24	$12.71
Number of accumulation units outstanding at end of period	751	308	259	190	1,319
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68	$10.55
Value at end of period	$13.53	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68
Number of accumulation units outstanding at end of period	138	286	741	994	830	777	45
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59	$10.85
Value at end of period	$17.74	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59
Number of accumulation units outstanding at end of period	737	1,615	1,256	974	638	676	487	317
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.39	$9.83	$8.68	$9.69
Value at end of period	$10.91	$10.39	$9.83	$8.68
Number of accumulation units outstanding at end of period	259	80	53	40

CFI 297

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80	$9.86
Value at end of period	$12.00	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80
Number of accumulation units outstanding at end of period	5,546	10,134	8,781	8,273	6,131	7,390	3,169	983
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.20	$8.28	$7.94
Value at end of period	$8.58	$10.20	$8.28
Number of accumulation units outstanding at end of period	0	372	352
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$16.19	$12.98	$7.92	$15.78	$14.64	$13.32
Value at end of period	$13.13	$16.19	$12.98	$7.92	$15.78	$14.64
Number of accumulation units outstanding at end of period	837	88	175	148	92	51
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67	$12.46
Value at end of period	$13.49	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67
Number of accumulation units outstanding at end of period	357	5,828	5,342	4,832	603	3,259	14
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80	$10.22
Value at end of period	$11.94	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80
Number of accumulation units outstanding at end of period	1,267	1,696	1,925	1,529	2,194	3,367	2,307	837
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03	$15.79
Value at end of period	$21.34	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03
Number of accumulation units outstanding at end of period	279	801	955	786	945	871	1,315	329

TABLE 32
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.96	$12.93	$12.83
Value at end of period	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	0	680	596
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.90	$9.55	$8.87
Value at end of period	$10.54	$10.90	$9.55
Number of accumulation units outstanding at end of period	1,505	578	101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.87	$9.83	$8.82
Value at end of period	$10.92	$10.87	$9.83
Number of accumulation units outstanding at end of period	1,614	565	603

CFI 298

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.10	$11.00
Value at end of period	$12.35	$11.10
Number of accumulation units outstanding at end of period	768	163
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.55
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	32
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$15.57	$12.63
Value at end of period	$15.25	$15.57
Number of accumulation units outstanding at end of period	395	74
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35	$14.265
Value at end of period	$16.59	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35
Number of accumulation units outstanding at end of period	361	177	177	178	237	270	253	2,059	720	1,029
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.85	$7.73	$6.16	$8.87
Value at end of period	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	0	1,129	989	150
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.58	$8.10
Value at end of period	$9.03	$9.58
Number of accumulation units outstanding at end of period	125	118
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43	$11.43
Value at end of period	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	2,203	1,235	1,609	809	461	474	454	3
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25	$17.076
Value at end of period	$27.06	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25
Number of accumulation units outstanding at end of period	4,221	4,140	6,050	6,546	5,944	12,425	13,836	20,847	15,543	11,482
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82	$15.672
Value at end of period	$18.26	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82
Number of accumulation units outstanding at end of period	3,167	2,067	3,869	2,271	2,236	6,429	6,966	9,873	9,402	7,109
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45	$16.624
Value at end of period	$16.62	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45
Number of accumulation units outstanding at end of period	10,097	5,694	7,724	6,516	4,855	8,551	9,970	18,809	17,712	13,681
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86	$11.278
Value at end of period	$13.85	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86
Number of accumulation units outstanding at end of period	2,431	1,135	1,785	1,146	1,133	1,136	554	1,862	3,208	929
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$10.282
Value at end of period	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19
Number of accumulation units outstanding at end of period	726	0	325	768	705	643	683	1,132	123	244

CFI 299

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.98	$8.00	$7.39
Value at end of period	$8.68	$8.98	$8.00
Number of accumulation units outstanding at end of period	1,989	1,151	456
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.46
Value at end of period	$16.50
Number of accumulation units outstanding at end of period	2
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.40	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66	$9.80
Value at end of period	$10.32	$13.40	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	0	0	0	30	103	539	451	402
ING BALANCED PORTFOLIO
Value at beginning of period	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80	$15.62
Value at end of period	$18.33	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80
Number of accumulation units outstanding at end of period	599	1,420	1,459	1,357	1,097	844	939	2,449	4,502	1,841
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.72
Value at end of period	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	412	75	31	265	89	4	4	1,075	533
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.76	$11.15	$9.43	$12.50
Value at end of period	$12.13	$11.76	$11.15	$9.43
Number of accumulation units outstanding at end of period	587	539	512	5
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.00	$8.04	$6.25	$10.40	$10.68
Value at end of period	$8.75	$9.00	$8.04	$6.25	$10.40
Number of accumulation units outstanding at end of period	6,121	2,286	5,417	2,742	3,672
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$5.06	$4.33	$2.88	$2.88
Value at end of period	$4.46	$5.06	$4.33	$2.88
Number of accumulation units outstanding at end of period	1,498	196	101	4
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.11	$8.82	$6.69	$9.74
Value at end of period	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	0	0	0	6
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.17	$8.07	$6.03	$9.95	$12.28	$12.36
Value at end of period	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	6	6	6	68	42	13
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.70
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	79

CFI 300

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.73	$16.06	$12.39	$20.69	$20.10
Value at end of period	$16.65	$17.73	$16.06	$12.39	$20.69
Number of accumulation units outstanding at end of period	0	0	0	27	4
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.25	$12.06	$8.80	$13.44
Value at end of period	$13.38	$15.25	$12.06	$8.80
Number of accumulation units outstanding at end of period	516	126	634	38
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99	$9.88
Value at end of period	$13.44	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99
Number of accumulation units outstanding at end of period	1,076	454	1,304	699	1,120	1,060	1,048
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.66	$10.57	$7.80	$13.42	$12.50
Value at end of period	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	775	1,594	1,588	40	6
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94	$13.45
Value at end of period	$14.55	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94
Number of accumulation units outstanding at end of period	9,334	10,332	13,350	7,858	7,122	8,085	8,020	10,520	15,853	12,590
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42	$17.356
Value at end of period	$18.26	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42
Number of accumulation units outstanding at end of period	5,764	2,891	6,208	3,313	3,243	4,510	6,666	10,028	12,701	8,926
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242
Value at end of period	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33
Number of accumulation units outstanding at end of period	2,318	2,168	3,104	2,902	2,693	5,353	6,815	10,138	7,103	3,356
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481
Value at end of period	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96
Number of accumulation units outstanding at end of period	2,426	28	719	612	514	980	1,096	2,042	5,706	1,210
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36	$13.459
Value at end of period	$19.20	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36
Number of accumulation units outstanding at end of period	1,295	977	1,491	1,041	1,018	977	2,138	8,669	15,265	7,603
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.91	$7.44	$6.86
Value at end of period	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	36	37	38
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$9.30
Value at end of period	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	12	807	626	1,363	1,138	886	701	1,089	1,101	20
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.22
Value at end of period	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59
Number of accumulation units outstanding at end of period	489	0	0	40	341	334	326	1,414	258

CFI 301

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	7,593	4,626	5,770	7,418	4,996	7,363	8,473
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.50	$10.38	$8.50	$11.70
Value at end of period	$11.08	$11.50	$10.38	$8.50
Number of accumulation units outstanding at end of period	282	0	0	4
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$23.48	$19.81	$11.72	$24.42	$17.90	$15.75
Value at end of period	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90
Number of accumulation units outstanding at end of period	231	581	449	171	120	351
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.04	$14.07	$11.36	$17.23	$17.58
Value at end of period	$17.09	$17.04	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	216	1	1	99	44
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.56	$10.86	$9.91
Value at end of period	$13.18	$13.56	$10.86
Number of accumulation units outstanding at end of period	127	83	27
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.30
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	5,342
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	3,488	2,288	3,288	1,156	1,224
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.39	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07	$12.19
Value at end of period	$14.40	$14.39	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07
Number of accumulation units outstanding at end of period	365	587	1,477	597	439	263	361	1,032
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$16.56	$14.78	$11.30	$18.42	$14.68	$11.75
Value at end of period	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68
Number of accumulation units outstanding at end of period	201	621	1,294	6	0	325
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89	$8.56
Value at end of period	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89
Number of accumulation units outstanding at end of period	189	22	0	76	80	152	252	593	489	21
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29	$12.279
Value at end of period	$12.85	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29
Number of accumulation units outstanding at end of period	3,190	1,614	4,626	5,570	4,415	592	1,943	11,324	16,499	15,705

CFI 302

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	18,889	11,567	23,132	14,371	13,201	24,167	30,913
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.39	$12.78	$12.67
Value at end of period	$14.80	$14.39	$12.78
Number of accumulation units outstanding at end of period	495	793	611
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.13
Value at end of period	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	6,669	6,207	6,208	9,583	9,128	4,056	2,363	10,279	4,380	855
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.82	$12.64	$7.68	$11.04	$10.95
Value at end of period	$14.49	$14.82	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	0	0	0	9	1
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.48	$9.00	$7.57
Value at end of period	$9.82	$10.48	$9.00
Number of accumulation units outstanding at end of period	457	101	87
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$14.28
Value at end of period	$14.28
Number of accumulation units outstanding at end of period	32
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.91	$8.06	$6.86
Value at end of period	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	49	0	839
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.81
Value at end of period	$12.81
Number of accumulation units outstanding at end of period	34
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845
Value at end of period	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25
Number of accumulation units outstanding at end of period	2,870	2,327	4,023	2,623	2,629	2,829	3,175	5,623	6,128	3,557
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.41	$10.56
Value at end of period	$11.16	$11.41
Number of accumulation units outstanding at end of period	5,220	773
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.26	$10.05	$8.11	$12.45	$12.08	$11.18
Value at end of period	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08
Number of accumulation units outstanding at end of period	1,664	96	1,297	0	0	1,452

CFI 303

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.41	$10.11	$7.99	$12.88	$12.42	$11.91
Value at end of period	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42
Number of accumulation units outstanding at end of period	2,449	740	685	2,270	1,810	425
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.43	$11.20
Value at end of period	$10.68	$11.43
Number of accumulation units outstanding at end of period	737	28
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.50	$11.27
Value at end of period	$10.75	$11.50
Number of accumulation units outstanding at end of period	917	18
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.39	$8.45	$8.17
Value at end of period	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	174	189	163
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.59
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	671
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.90	$9.04	$8.95
Value at end of period	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	258	134	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75	$13.527
Value at end of period	$16.57	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75
Number of accumulation units outstanding at end of period	227	228	246	247	248	249	556	1,064	1,231	431
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32	$13.326
Value at end of period	$15.29	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32
Number of accumulation units outstanding at end of period	1,667	1,655	1,762	2,745	2,986	2,872	2,779	4,965	9,371	5,892
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77	$13.207
Value at end of period	$15.69	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77
Number of accumulation units outstanding at end of period	1,571	1,232	1,641	1,272	1,435	3,434	5,131	11,097	6,057	957
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91	$10.72
Value at end of period	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	5,011	2,937	1,320	995	741	1,813	844
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	16,659	9,032	13,852	11,581	8,707	14,603	15,601

CFI 304

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62	$12.84
Value at end of period	$15.37	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62
Number of accumulation units outstanding at end of period	379	511	511	517	378	230	388	206
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17	$17.431
Value at end of period	$20.93	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17
Number of accumulation units outstanding at end of period	3,000	1,125	4,894	1,335	1,235	1,237	1,484	2,874	1,848	841
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.76	$8.17	$6.27	$10.20
Value at end of period	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	1,886	2,131	4,407	4,559
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.99	$15.48	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72	$15.579
Value at end of period	$14.54	$16.99	$15.48	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72
Number of accumulation units outstanding at end of period	578	479	1,396	474	470	629	1,452	3,059	4,476	4,712
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.09	$11.18
Value at end of period	$11.71	$11.09
Number of accumulation units outstanding at end of period	730	111
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.08	$9.02	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95	$9.39
Value at end of period	$9.68	$10.08	$9.02	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95
Number of accumulation units outstanding at end of period	241	198	200	1,271	1,105	1,013	2,152	4,027	3,955	1,840
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.57	$12.24	$11.43
Value at end of period	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	313	172	24
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.66	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106
Value at end of period	$7.86	$8.66	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79
Number of accumulation units outstanding at end of period	2,763	1,385	1,545	1,274	1,822	1,683	1,301	11,909	7,895	4,963
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Value at end of period	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22
Number of accumulation units outstanding at end of period	6,554	2,109	2,693	2,674	3,315	3,171	3,561	13,407	6,078	4,301
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$20.30	$16.37	$11.48	$10.92
Value at end of period	$19.71	$20.30	$16.37	$11.48
Number of accumulation units outstanding at end of period	13	13	13	13
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$22.51	$21.16	$18.97	$18.25
Value at end of period	$23.67	$22.51	$21.16	$18.97
Number of accumulation units outstanding at end of period	8	8	8	8
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$18.23	$15.98	$11.78	$10.99
Value at end of period	$15.49	$18.23	$15.98	$11.78
Number of accumulation units outstanding at end of period	4	4	4	4

CFI 305

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.72	$7.19	$7.12
Value at end of period	$8.09	$8.72	$7.19
Number of accumulation units outstanding at end of period	0	2,445	2,159
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.11	$9.04	$7.14	$10.07
Value at end of period	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	154	93	0	4
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29	$9.38
Value at end of period	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	1,644	1,002	1,229	2,209	1,835	1,279	1,049	3,920	2,013	14
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.53	$8.72	$6.79	$11.28	$11.28
Value at end of period	$10.06	$10.53	$8.72	$6.79	$11.28
Number of accumulation units outstanding at end of period	0	0	0	424	137
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.37	$13.84	$11.31
Value at end of period	$13.99	$15.37	$13.84
Number of accumulation units outstanding at end of period	723	962	1,006
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48	$21.02
Value at end of period	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	174	232	393	296	289	614	596	189
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 2008)
Value at beginning of period	$22.52	$19.71	$14.32	$13.46
Value at end of period	$20.35	$22.52	$19.71	$14.32
Number of accumulation units outstanding at end of period	13	13	13	13
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.98	$10.68	$7.90	$12.90	$13.26	$12.43
Value at end of period	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	136	0	0	42	6	307
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.96
Value at end of period	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85
Number of accumulation units outstanding at end of period	342	0	960	192	114	64	2
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76	$10.43
Value at end of period	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	639	759	859	4	5	4	319	247
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.28	$9.00	$5.23	$12.71	$12.67
Value at end of period	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	120	81	38	1,170	930

CFI 306

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63	$9.89
Value at end of period	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	509	844	583	516	643	1,094	101	41
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.13	$8.23	$8.05
Value at end of period	$8.55	$10.13	$8.23
Number of accumulation units outstanding at end of period	0	1,086	960
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59	$11.45
Value at end of period	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	1,477	1,279	893	1,557	1,023	570	526	209
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.38	$10.44
Value at end of period	$10.89	$10.38
Number of accumulation units outstanding at end of period	59	59
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80	$9.56
Value at end of period	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	3,270	1,134	1,554	649	704	1,172	1,482	476
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.18	$8.27	$5.61	$10.46	$10.98
Value at end of period	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	170	1,164	937	1,375	1,070
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39	$11.03
Value at end of period	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	169	1,552	1,273	789	787	717	925	430
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55	$9.56
Value at end of period	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	120	1,076	913	275	349	324	941	442
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80	$9.98
Value at end of period	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	723	0	0	149	170	133	569	380
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99	$15.35
Value at end of period	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	4	4	4	21	45	28	26	83

CFI 307

Condensed Financial Information (continued)

TABLE 33

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.02	$12.96	$10.00
Value at end of period	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	33,167	33,327	17,841
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.78	$6.99	$6.09	$9.61
Value at end of period	$7.82	$7.78	$6.99	$6.09
Number of accumulation units outstanding at end of period	0	426	426	426
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.04	$12.27	$9.78
Value at end of period	$13.61	$14.04	$12.27
Number of accumulation units outstanding at end of period	336,271	244,636	93,645
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.31	$12.01	$9.81
Value at end of period	$13.40	$13.31	$12.01
Number of accumulation units outstanding at end of period	490,630	376,353	142,723
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.14	$10.69	$10.07
Value at end of period	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	591,126	259,552	182,946
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.54	$10.25
Value at end of period	$10.10	$11.54
Number of accumulation units outstanding at end of period	83,460	38,754
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.03	$7.68	$5.56	$9.99
Value at end of period	$7.35	$8.03	$7.68	$5.56
Number of accumulation units outstanding at end of period	136,630	133,229	88,129	20,632
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.71	$9.49
Value at end of period	$10.81	$11.71
Number of accumulation units outstanding at end of period	169,341	93,780
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.64	$12.60	$10.38
Value at end of period	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	111,689	73,296	9,887

CFI 308

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962
Value at end of period	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32
Number of accumulation units outstanding at end of period	482,274	504,098	544,542	623,036	750,365	856,505	892,215	939,747	937,301	889,478
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.95
Value at end of period	$9.46
Number of accumulation units outstanding at end of period	24,589
COLUMBIASM ACORN® FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.87	$8.74	$6.34	$9.87
Value at end of period	$10.24	$10.87	$8.74	$6.34
Number of accumulation units outstanding at end of period	3,003	2,722	2,383	1,928
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.91	$7.76	$6.17	$9.52
Value at end of period	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	168,127	151,439	88,604	54,341
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.64	$7.94	$6.08	$10.17
Value at end of period	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	76,361	57,829	34,658	16,918
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45	$9.45
Value at end of period	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	3,072,528	3,213,485	3,252,868	3,083,530	2,852,300	2,802,671	1,629,402	589,758
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223
Value at end of period	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21
Number of accumulation units outstanding at end of period	6,618,156	7,117,352	7,681,516	8,286,539	9,575,560	11,199,576	11,118,370	10,166,479	9,251,982	8,483,150
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426
Value at end of period	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11
Number of accumulation units outstanding at end of period	2,627,468	2,949,902	3,266,009	3,663,836	4,395,497	5,182,053	5,740,714	6,238,986	5,980,707	5,512,953
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588
Value at end of period	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83
Number of accumulation units outstanding at end of period	3,713,244	3,972,441	4,255,040	4,753,255	5,530,478	6,753,788	7,907,412	9,263,906	10,095,142	9,742
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968
Value at end of period	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42
Number of accumulation units outstanding at end of period	524,509	578,608	688,072	762,220	959,982	1,067,522	1,136,643	1,258,870	1,102,295	655,914
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$10.293
Value at end of period	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	1,029,137	1,100,589	1,107,964	1,140,864	1,184,182	1,444,904	1,456,158	1,190,343	503,485	327,493
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.04	$8.03	$6.10	$10.10
Value at end of period	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	944,377	888,051	785,000	325,547

CFI 309

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08	$10.13
Value at end of period	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	304,232	287,864	245,400	234,493	293,646	401,982	498,975	546,581	347,202	163,145
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68	$9.66
Value at end of period	$10.52	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	754,896	881,544	1,078,234	1,170,853	1,199,234	890,413	366,954	76,582
ING BALANCED PORTFOLIO
Value at beginning of period	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06	$22.642
Value at end of period	$27.24	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06
Number of accumulation units outstanding at end of period	4,164,502	4,726,915	5,334,428	5,925,048	7,300,680	8,919,427	10,600,515	11,915,421	12,798,574	13,616,148
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69	$10.00
Value at end of period	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	1,007,777	1,026,235	1,076,817	1,032,299	1,182,340	1,447,101	1,654,972	1,308,859	640,335	223,645
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21	$10.20
Value at end of period	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	227,900	220,208	223,098	229,747	163,620	163,855	65,568
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.08	$8.09	$6.27	$10.40	$10.67
Value at end of period	$8.85	$9.08	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	3,020,458	3,093,868	3,389,623	3,634,765	4,157,600
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.20	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436
Value at end of period	$4.60	$5.20	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57
Number of accumulation units outstanding at end of period	2,474,648	2,655,187	2,592,015	2,269,557	2,728,379	3,308,840	3,754,607	4,468,527	5,560,964	3,646,831
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.17	$8.85	$6.70	$9.74
Value at end of period	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	1,023,728	1,146,206	1,236,551	1,311,569
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.29	$8.14	$6.07	$9.99	$12.30	$10.15
Value at end of period	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	892,937	842,933	672,126	607,737	533,727	609,850
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.15	$8.21	$6.66	$10.23	$10.06	$10.23
Value at end of period	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	118,481	86,096	67,921	54,338	28,251	1,268
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90	$15.51
Value at end of period	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	243,546	255,598	257,396	262,813	225,456	231,524	209,370	306,680	319,789	12,554

CFI 310

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.27
Value at end of period	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	867,464	873,219	732,666	584,794	498,276	571,176	233,021
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,370,465	2,707,913	2,830,785	3,183,171	3,488,684	3,448,907	3,908,565
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,701,838	2,783,414	2,784,020	2,762,519	2,761,600
ING GNMA INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.22	$10.08
Value at end of period	$10.84	$10.22
Number of accumulation units outstanding at end of period	15,824	14,263
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27	$20.618
Value at end of period	$22.87	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27
Number of accumulation units outstanding at end of period	18,198,774	20,431,688	21,593,139	23,673,745	28,514,397	34,440,079	39,955,565	47,359,132	55,129,400	62,633,801
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587
Value at end of period	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63
Number of accumulation units outstanding at end of period	4,493,943	4,978,831	5,564,181	6,093,123	7,647,788	9,473,651	10,857,695	12,053,612	12,437,635	11,415,612
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374
Value at end of period	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48
Number of accumulation units outstanding at end of period	2,506,419	2,749,008	3,050,514	3,310,499	3,993,638	5,155,750	5,659,110	5,712,947	5,001,907	4,188,495
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579
Value at end of period	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07
Number of accumulation units outstanding at end of period	1,426,343	1,553,228	1,668,191	1,789,693	2,226,410	2,836,624	3,188,101	3,206,207	2,650,450	2,177,664
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.92
Value at end of period	$10.87
Number of accumulation units outstanding at end of period		2,300
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24	$16.115
Value at end of period	$23.58	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24
Number of accumulation units outstanding at end of period	3,608,131	4,034,861	4,443,611	4,992,356	5,973,104	6,748,054	7,676,440	8,524,985	9,306,487	10,976,890
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.96	$7.47	$5.92	$10.24
Value at end of period	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	726,535	730,075	793,507	20,029
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.542
Value at end of period	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97
Number of accumulation units outstanding at end of period	609,053	732,522	910,106	965,544	1,153,195	1,141,766	937,211	845,792	588,086	289,088

CFI 311

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$9.91
Value at end of period	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	881,822	964,021	1,075,763	1,203,908	1,649,943	2,244,782	2,497,771	2,242,751	1,310,404	443,295
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98			$29.42
Value at end of period	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69			$23.58
Number of accumulation units outstanding at end of period	5,689,723	6,290,893	7,021,737	7,957,358	9,628,130	11,899,870	13,027,738			8,399
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.05
Value at end of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	431,993	477,431	469,644	465,666	466,278	562,228	327,404
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$10.10
Value at end of period	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	524,658	604,172	654,303	607,353	830,788	667,561	293,009
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$10.06
Value at end of period	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	525,133	537,414	577,337	577,574	680,451	726,952	689,877	500,885	184,071	63,570
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29	$10.65
Value at end of period	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	111,248	105,682	86,998	66,720	70,405	64,572	18,756
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	3,976,861
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	5,203,881	3,189,588	3,494,296	3,716,467	4,247,992
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94	$8.38	$6.56	$10.23
Value at end of period	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	183,673	196,360	181,683	151,930
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.43	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76	$10.48
Value at end of period	$14.48	$14.43	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76
Number of accumulation units outstanding at end of period	590,806	662,570	774,129	845,712	1,018,077	1,203,758	1,519,368	1,155,823	394,705
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41	$9.88
Value at end of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	756,306	745,867	800,354	845,407	957,157	506,371	50,345

CFI 312

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$9.446
Value at end of period	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	685,705	486,920	350,404	336,536	233,721	194,641	208,142	250,795	214,876	31,362
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929
Value at end of period	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98
Number of accumulation units outstanding at end of period	3,083,034	3,155,129	3,804,116	5,263,804	5,050,683	4,497,051	4,217,349	4,663,196	6,120,534	8,751,582
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.01	$10.83	$8.32	$10.06
Value at end of period	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	11,196,083	12,254,441	13,546,873	15,113,546	18,561,178	23,257,569	26,193,355	80,312	54,284	7,342
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$9.98
Value at end of period	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	492,853	466,291	353,816	176,822	216,385	202,022	82,108
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.00
Value at end of period	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	2,724,198	2,776,830	2,520,926	2,062,760	1,794,127	1,745,605	1,754,902	1,556,976	1,363,707	912,688
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.23	$8.92	$7.26	$11.23	$10.79	$9.90
Value at end of period	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	271,221	280,121	295,328	294,259	304,477	83,139
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.99	$12.75	$7.73	$11.08	$10.58	$10.03
Value at end of period	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	314,085	293,565	279,130	137,290	146,793	45,397
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.60	$9.08	$7.33	$11.07	$10.60	$10.09
Value at end of period	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	1,409,695	1,548,859	1,700,068	1,820,096	2,070,299	19,747
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.96	$12.54	$10.70
Value at end of period	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	94,374	63,418	50,519
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.97	$8.10	$6.63	$9.88
Value at end of period	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	382,525	340,576	308,594	87,066
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.98	$11.83	$10.05
Value at end of period	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	86,293	70,722	61,985

CFI 313

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.93	$12.82	$11.40
Value at end of period	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	95,197	98,807	80,841
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.12	$8.18	$5.91	$10.33
Value at end of period	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	223,057	197,862	116,466	35,364
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.85	$8.69	$6.95	$10.32
Value at end of period	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	213,304	173,789	89,805	42,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$8.945
Value at end of period	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	492,735	426,250	281,665	251,417	222,962	257,895	263,602	261,280	375,296	75,689
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07
Value at end of period	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46
Number of accumulation units outstanding at end of period	1,049,345	1,135,532	1,202,464	1,285,065	1,493,746	1,927,278	2,137,385	2,636,926	3,063,779	2,941,313
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.07
Value at end of period	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	1,072,681	985,252	928,963	847,120	740,816	317,056	48,781
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.08
Value at end of period	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	1,927,090	1,736,917	1,538,141	1,273,395	924,041	382,746	56,551
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.49
Value at end of period	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	1,555,614	1,312,690	1,094,385	753,836	524,486	270,076	20,254
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.40
Value at end of period	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	1,175,901	998,828	851,091	587,537	406,376	192,260	20,908
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.52	$10.04
Value at end of period	$10.80	$11.52
Number of accumulation units outstanding at end of period	43,831	5,315
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.45	$8.49	$6.91	$9.11
Value at end of period	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	74,298	50,055	37,361	10,722

CFI 314

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30	$10.15
Value at end of period	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	139,177	194,639	192,704	196,649	155,681	81,541	2,473
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.96	$9.07	$7.64	$9.37
Value at end of period	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	124,292	85,320	54,766	32,181
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21	$15.039
Value at end of period	$18.89	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21
Number of accumulation units outstanding at end of period	341,198	355,572	403,276	456,136	528,594	636,203	691,462	758,576	902,310	973,538
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09	$15.374
Value at end of period	$18.09	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09
Number of accumulation units outstanding at end of period	1,104,552	1,175,203	1,240,399	1,321,161	1,500,034	1,757,979	1,918,047	2,049,110	2,208,844	2,264,302
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39	$14.991
Value at end of period	$18.26	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39
Number of accumulation units outstanding at end of period	911,715	959,016	998,232	1,080,870	1,218,032	1,391,338	1,574,701	1,643,994	1,738,315	1,772,984
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.15
Value at end of period	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	6,619,659	6,299,475	5,736,424	5,143,535	4,518,241	3,476,645	1,031,529
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	7,462,107	8,173,974	8,972,501	9,772,481	11,349,582	13,974,046	16,226,700
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95	$10.75
Value at end of period	$15.72	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95
Number of accumulation units outstanding at end of period	948,860	996,210	981,770	861,176	914,726	1,003,994	995,404	548,367	118,665
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189
Value at end of period	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54
Number of accumulation units outstanding at end of period	2,311,580	2,496,048	2,673,888	2,863,918	3,376,759	4,049,155	4,595,129	5,111,067	5,305,707	4,869,849
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.11
Value at end of period	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	177,067	183,661	230,569	259,285	265,111	212,075	29,594
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.82	$8.20	$6.28	$10.20
Value at end of period	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	2,288,873	2,509,169	2,683,423	2,950,264

CFI 315

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.26	$8.70	$6.66	$11.18	$11.06	$10.00
Value at end of period	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	157,852	147,525	164,565	136,160	124,065	71,341
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548
Value at end of period	$23.49	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93
Number of accumulation units outstanding at end of period	690,226	748,041	800,348	863,984	1,023,020	1,196,910	1,436,355	1,737,723	2,119,819	2,219,659
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.16	$10.65	$10.19	$9.98
Value at end of period	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	374,699	156,461	160,284	81,101
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129
Value at end of period	$15.99	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22
Number of accumulation units outstanding at end of period	1,721,435	1,876,826	2,057,276	2,251,579	2,749,283	3,259,525	3,707,990	4,099,189	4,602,681	4,963,176
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.63	$12.26	$9.78
Value at end of period	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	56,250	57,907	43,590
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168
Value at end of period	$8.11	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85
Number of accumulation units outstanding at end of period	808,906	878,538	951,417	1,016,486	1,127,736	1,344,907	796,450	942,382	1,061,605	1,036,027
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534
Value at end of period	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28
Number of accumulation units outstanding at end of period	1,121,646	1,254,149	1,425,089	1,576,599	1,796,063	2,116,658	1,741,155	2,137,810	2,531,856	2,594,514
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646
Value at end of period	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92
Number of accumulation units outstanding at end of period	3,648	5,314	6,066	6,529	8,256	10,331	15,204	5,950,153	7,256,211	7,632,923
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778
Value at end of period	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36
Number of accumulation units outstanding at end of period	9,050	9,639	10,173	10,622	12,559	14,613	17,944	8,889,786	10,733,566	11,370,433
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93	$17.351
Value at end of period	$29.46	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93
Number of accumulation units outstanding at end of period	1,447	1,484	1,474	3,020	3,196	4,152	5,961	1,416,300	1,837,861	2,165,378
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37	$18.42
Value at end of period	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37
Number of accumulation units outstanding at end of period	1,926	2,757	3,233	3,478	4,554	5,392	8,544	4,180,957	5,119,109	5,515,020
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056
Value at end of period	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23
Number of accumulation units outstanding at end of period	4,270	5,019	5,389	6,444	8,091	11,015	15,176	8,351,236	11,057,738	12,701,306

CFI 316

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.80	$7.24	$5.30	$8.74	$9.98
Value at end of period	$8.19	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	67,635	48,476	30,093	12,947	8,756
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.18	$9.08	$7.15	$10.35
Value at end of period	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	178,748	124,844	72,170	13,495
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.341
Value at end of period	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32
Number of accumulation units outstanding at end of period	1,224,326	1,333,018	1,486,108	1,608,995	2,009,152	2,555,514	2,934,710	2,159,782	1,056,376	466,937
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.65	$8.80	$6.84	$11.33	$10.69	$9.64
Value at end of period	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	191,547	156,370	106,032	99,707	71,654	26,098
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32	$9.69
Value at end of period	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	818,726	822,617	813,928	800,025	708,559	658,350	485,783	307,559
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$19.45		$13.823
Value at end of period	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79		$15.31
Number of accumulation units outstanding at end of period	1,095,189	1,179,705	1,135,349	1,006,711	1,150,491	1,259,577	1,160,337	475,585		0
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87	$14.14
Value at end of period	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87
Number of accumulation units outstanding at end of period	3,922	4,832	5,992	7,491	13,019	21,550	24,669	6,774,870	4,961,170	3,165,764
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00	$13.05	$11.19	$10.55
Value at end of period	$18.36	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00	$13.05	$11.19
Number of accumulation units outstanding at end of period	1,458	1,614	1,650	2,902	2,952	3,767	4,445	1,071,573	793,255	405,892
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.23
Value at end of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	215,726	235,384	261,711	223,505	237,160	201,230	52,201
PAX WORLD BALANCED FUND
Value at beginning of period	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14	$8.51
Value at end of period	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14
Number of accumulation units outstanding at end of period	759,420	848,392	1,020,315	1,219,997	1,239,502	1,334,312	1,286,153	436,919	596	208
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78	$10.05
Value at end of period	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	1,723,167	1,632,383	1,515,335	1,327,095	792,441	763,468	794,168	303,706
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.37	$9.06	$5.25	$12.73	$10.20
Value at end of period	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	519,891	666,366	888,247	667,484	890,313

CFI 317

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65	$9.68
Value at end of period	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	373,129	392,165	424,205	403,226	466,382	299,696	227,325	176,478
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.20	$8.27	$5.45	$10.22
Value at end of period	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	273,302	249,646	116,361	22,554
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61	$9.86
Value at end of period	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	2,668,796	2,717,506	2,445,057	2,251,199	1,766,942	1,078,607	643,749	294,872
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.45	$9.87	$8.70	$9.96
Value at end of period	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	250,274	203,373	196,860	82,235
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82	$9.80
Value at end of period	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	4,708,634	5,018,725	5,228,768	4,851,610	4,415,753	4,627,282	3,419,375	1,485,899
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.85
Value at end of period	$8.73
Number of accumulation units outstanding at end of period	137,568
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.27	$8.33	$5.63	$10.48	$10.12
Value at end of period	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	476,158	423,414	291,124	196,246	151,589
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41	$10.12
Value at end of period	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	1,151,326	1,320,344	1,197,491	1,008,917	1,121,588	625,495	202,100	71,289
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57	$9.82
Value at end of period	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	518,097	494,431	440,069	427,876	445,350	489,042	304,343	84,146
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82	$9.84
Value at end of period	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	1,831,150	1,773,220	1,879,255	1,928,972	2,070,127	2,302,633	2,104,724	1,204,531
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$15.26
Value at end of period	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	670,842	735,440	785,986	800,543	867,219	1,041,048	864,643	460,932

CFI 318

Condensed Financial Information (continued)

TABLE 34

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.14	$10.69
Value at end of period	$12.43	$11.14
Number of accumulation units outstanding at end of period	155	183
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81	$18.53	$15.73
Value at end of period	$21.61	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81	$18.53
Number of accumulation units outstanding at end of period	4,832	4,837	4,856	5,009	5,211	5,213	5,217	5,714	5,693
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05	$21.97	$17.32
Value at end of period	$31.41	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05	$21.97
Number of accumulation units outstanding at end of period	4,940	4,961	4,971	5,872	6,511	6,525	5,372	5,662	7,275
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34	$19.37	$15.05
Value at end of period	$21.91	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34	$19.37
Number of accumulation units outstanding at end of period	1,336	1,625	2,652	5,814	5,954	6,316	6,294	6,688	7,180
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38	$17.03	$12.98
Value at end of period	$19.27	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38	$17.03
Number of accumulation units outstanding at end of period	6,488	6,490	6,684	6,672	6,650	8,186	9,789	10,664	10,364
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96	$13.33	$9.42
Value at end of period	$15.05	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96	$13.33
Number of accumulation units outstanding at end of period	644	644	645	645	794	795	795	796	647
ING BALANCED PORTFOLIO
Value at beginning of period	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61	$21.85	$18.61
Value at end of period	$25.26	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61	$21.85
Number of accumulation units outstanding at end of period	1,699	1,705	1,720	2,225	2,230	2,233	2,546	3,937	5,004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.07	$8.09	$6.27	$10.40	$10.67
Value at end of period	$8.84	$9.07	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	685	1,190	1,191	1,499	2,100
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57
Value at end of period	$4.59	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69
Number of accumulation units outstanding at end of period	0	0	13	13	683	1,744	1,743	1,747	1,749
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.46	$12.20	$8.51
Value at end of period	$13.60	$15.46	$12.20
Number of accumulation units outstanding at end of period	731	731	731

CFI 319

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01	$9.91
Value at end of period	$13.51	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01
Number of accumulation units outstanding at end of period	2,061	2,096	2,133	2,186	2,167	2,153	2,024
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.47	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	737	737	738	784	784
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89	$17.65	$14.18
Value at end of period	$21.22	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89	$17.65
Number of accumulation units outstanding at end of period	13,641	13,902	14,411	16,274	21,870	39,238	42,661	47,575	52,590
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53	$16.97	$13.62
Value at end of period	$18.95	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53	$16.97
Number of accumulation units outstanding at end of period	2,275	3,436	3,438	3,440	3,534	3,887	4,733	5,251	4,143
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78	$16.32	$12.47
Value at end of period	$21.88	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78	$16.32
Number of accumulation units outstanding at end of period	248	447	572	572	1,090	1,675	1,352	1,855	3,172
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69	$12.19	$9.06
Value at end of period	$15.63	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69	$12.19
Number of accumulation units outstanding at end of period	0	366	596	596	761	761	761	809	815
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25	$16.66	$15.87
Value at end of period	$21.69	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25	$16.66
Number of accumulation units outstanding at end of period	4,485	4,442	5,796	7,996	8,443	8,378	11,779	12,737	19,344
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.96	$7.47	$6.88
Value at end of period	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	17	17	17
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$12.08	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	4,123	8,583	8,819	14,126	14,406	14,815	15,123
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$23.80	$20.04	$11.83	$24.58	$17.97	$14.58
Value at end of period	$19.21	$23.80	$20.04	$11.83	$24.58	$17.97
Number of accumulation units outstanding at end of period	47	0	0	29	29	194
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.40	$14.33	$10.90
Value at end of period	$17.50	$17.40	$14.33
Number of accumulation units outstanding at end of period	388	388	388
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	6,401

CFI 320

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.25	$6.99	$6.29	$9.11	$9.34
Value at end of period	$8.43	$8.25	$6.99	$6.29	$9.11
Number of accumulation units outstanding at end of period	2,917	1,841	6,657	4,887	8,042
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.94	$8.38	$6.15
Value at end of period	$9.68	$9.94	$8.38
Number of accumulation units outstanding at end of period	1,027	1,027	1,027
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38	$13.41	$13.46
Value at end of period	$14.38	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38	$13.41
Number of accumulation units outstanding at end of period	1,395	3,292	5,817	8,306	4,749	3,533	3,534	3,497	8,961
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65	$10.01
Value at end of period	$12.07	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65
Number of accumulation units outstanding at end of period	11,376	12,578	12,631	15,356	16,168	17,383	20,043
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34	$11.01	$10.71
Value at end of period	$15.06	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34	$11.01
Number of accumulation units outstanding at end of period	753	800	689	730	730	731	657	552	444
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.23	$8.92	$7.26	$11.23	$10.79	$9.66
Value at end of period	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	438	439	439	439	439	440
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.98	$13.04
Value at end of period	$14.69	$14.98
Number of accumulation units outstanding at end of period	133	157
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.60	$9.08	$7.33	$11.06	$11.35
Value at end of period	$9.96	$10.60	$9.08	$7.33	$11.06
Number of accumulation units outstanding at end of period	0	0	0	42	1,521
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42	$6.82	$6.82
Value at end of period	$10.52	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42	$6.82
Number of accumulation units outstanding at end of period	0	0	126	126	126	126	127	126	127
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62	$14.45
Value at end of period	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62
Number of accumulation units outstanding at end of period	359	359	359	14	160	232	1,103	1,104	975
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77	$16.07	$13.09
Value at end of period	$18.06	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77	$16.07
Number of accumulation units outstanding at end of period	62	9	9	9	9	9	9	9	9

CFI 321

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.57	$16.79	$13.95	$19.31
Value at end of period	$18.23	$18.57	$16.79	$13.95
Number of accumulation units outstanding at end of period	366	365	365	365
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.53	$12.02	$9.13	$12.76	$12.38	$11.26
Value at end of period	$13.75	$13.53	$12.02	$9.13	$12.76	$12.38
Number of accumulation units outstanding at end of period	1,928	2,314	2,555	2,594	3,557	3,558
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09	$9.93
Value at end of period	$13.11	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09
Number of accumulation units outstanding at end of period	11,971	13,318	15,069	15,263	15,273	16,106	17,945
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81	$12.53
Value at end of period	$14.77	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	341	341	341
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84	$19.18	$14.83
Value at end of period	$24.10	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84	$19.18
Number of accumulation units outstanding at end of period	1,582	1,574	1,564	1,803	2,659	3,558	3,810	3,944	6,343
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.82	$8.20	$6.28	$10.20
Value at end of period	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	22,868	25,222	25,250	26,257
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.26	$8.70	$6.66	$11.18	$11.20
Value at end of period	$8.62	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	1,071	1,071	1,072	1,072	1,073
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$23.51	$21.38	$14.95	$25.13	$23.74	$20.57	$20.51	$18.40	$14.55
Value at end of period	$20.17	$23.51	$21.38	$14.95	$25.13	$23.74	$20.57	$20.51	$18.40
Number of accumulation units outstanding at end of period	1,954	2,403	3,295	3,451	4,082	4,122	5,124	6,676	8,636
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$14.00	$12.50	$9.61	$16.15	$16.16	$14.29	$13.23	$11.68	$9.46
Value at end of period	$13.47	$14.00	$12.50	$9.61	$16.15	$16.16	$14.29	$13.23	$11.68
Number of accumulation units outstanding at end of period	5,688	5,881	6,926	7,248	7,994	8,230	8,558	9,927	11,217
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.91	$7.81	$6.53	$11.51	$10.40	$9.91	$9.22	$8.76	$6.85
Value at end of period	$8.10	$8.91	$7.81	$6.53	$11.51	$10.40	$9.91	$9.22	$8.76
Number of accumulation units outstanding at end of period	1,851	1,888	1,865	1,779	1,668	1,583	1,403	1,169	1,717
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30	$7.71	$6.28	$7.53
Value at end of period	$9.91	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30	$7.71	$6.28
Number of accumulation units outstanding at end of period	0	0	4	4	4	4	726	727	728	1,003

CFI 322

Condensed Financial Information (continued)

TABLE 35

FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ALGER GREEN FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.07
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	2
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.06
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	209
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.99
Value at end of period	$15.29
Number of accumulation units outstanding at end of period	123
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05	$20.66	$17.56
Value at end of period	$23.80	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05	$20.66
Number of accumulation units outstanding at end of period	294	284	497	486	438	396	360	335	283
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$9.60	$8.93
Value at end of period	$9.06	$9.60
Number of accumulation units outstanding at end of period	14	2
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65	$11.37
Value at end of period	$14.20	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65
Number of accumulation units outstanding at end of period	2,136	3,419	2,500	2,530	2,134	2,089	2,061
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69	$21.69	$17.12
Value at end of period	$30.64	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69	$21.69
Number of accumulation units outstanding at end of period	1,554	1,895	2,305	2,826	1,724	1,536	1,211	6,763	12,622
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03	$19.13	$14.88
Value at end of period	$21.37	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03	$19.13
Number of accumulation units outstanding at end of period	2,601	2,454	2,821	2,361	1,900	1,590	1,913	1,472	1,141
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14	$16.81	$12.84
Value at end of period	$18.79	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14	$16.81
Number of accumulation units outstanding at end of period	298	400	134	939	942	932	1,119	1,073	802
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75	$13.16	$9.31
Value at end of period	$14.68	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75	$13.16
Number of accumulation units outstanding at end of period	957	824	777	723	602	504	386	243	13,386

CFI 323

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63	$11.99	$11.99
Value at end of period	$17.57	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63	$11.99
Number of accumulation units outstanding at end of period	0	55	368	359	272	212	154	86	1
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.00	$8.01	$7.86
Value at end of period	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	0	0	509
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90	$11.43
Value at end of period	$16.64	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90
Number of accumulation units outstanding at end of period	0	108	108	108	400	108	108	5,191
ING BALANCED PORTFOLIO
Value at beginning of period	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11	$23.28	$19.86
Value at end of period	$26.59	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11	$23.28
Number of accumulation units outstanding at end of period	673	656	629	660	431	374	403	555	2,408
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$9.02	$8.05	$6.25	$10.39	$10.66
Value at end of period	$8.78	$9.02	$8.05	$6.25	$10.39
Number of accumulation units outstanding at end of period	3,368	2,951	2,384	1,595	1,006
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56
Value at end of period	$4.51	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67
Number of accumulation units outstanding at end of period	2,338	2,277	2,223	2,141	2,126	2,125	2,127	2,316	2,220
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.13	$8.83	$6.70	$9.74
Value at end of period	$9.47	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	31	211	211	211
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.21	$8.09	$6.04	$9.96	$12.28	$12.37
Value at end of period	$11.03	$10.21	$8.09	$6.04	$9.96	$12.28
Number of accumulation units outstanding at end of period	7	2,123	680	730	50	343
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.08	$8.16	$6.63	$10.21	$9.94
Value at end of period	$9.67	$10.08	$8.16	$6.63	$10.21
Number of accumulation units outstanding at end of period	0	0	756	757	756
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99	$9.90
Value at end of period	$13.37	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99
Number of accumulation units outstanding at end of period	1,020	1,982	2,340	2,325	2,148	2,660	4,202
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.71	$10.60	$7.82	$13.43	$9.68
Value at end of period	$11.39	$12.71	$10.60	$7.82	$13.43
Number of accumulation units outstanding at end of period	6	42	42	42	42

CFI 324

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12	$18.82	$15.14
Value at end of period	$22.35	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12	$18.82
Number of accumulation units outstanding at end of period	968	949	789	1,052	929	830	893	834	696
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78	$13.49
Value at end of period	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78
Number of accumulation units outstanding at end of period	51	16,488	74	78	94	73	25	23	232
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59	$16.18	$12.39
Value at end of period	$21.42	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59	$16.18
Number of accumulation units outstanding at end of period	485	2,188	1,555	2,174	1,266	1,456	1,338	8,033	594
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.64	$12.91	$10.49	$16.01	$17.32	$15.74
Value at end of period	$15.30	$15.64	$12.91	$10.49	$16.01	$17.32
Number of accumulation units outstanding at end of period	2,670	2,362	2,016	1,558	1,178	908
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76	$18.14	$17.31
Value at end of period	$23.33	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76	$18.14
Number of accumulation units outstanding at end of period	331	3,407	1,065	1,186	564	320	333	331	1,589
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80	$10.19	$7.96
Value at end of period	$10.90	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80	$10.19
Number of accumulation units outstanding at end of period	0	215	550	470	374	311	249	6,257	7,437
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46	$12.01
Value at end of period	$11.93	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46
Number of accumulation units outstanding at end of period	0	233	333	333	333	333	333
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67	$9.99
Value at end of period	$11.95	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67
Number of accumulation units outstanding at end of period	3,288	3,135	3,491	3,159	2,538	2,818	2,290
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	5,222
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.33
Value at end of period	$8.36
Number of accumulation units outstanding at end of period	260
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.68	$12.63	$10.86	$14.19	$13.84	$12.54	$12.36	$11.28	$11.28
Value at end of period	$13.70	$13.68	$12.63	$10.86	$14.19	$13.84	$12.54	$12.36	$11.28
Number of accumulation units outstanding at end of period	0	0	0	74	74	230	230	230	74

CFI 325

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.64	$14.85	$11.34	$18.46	$14.70	$14.73
Value at end of period	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70
Number of accumulation units outstanding at end of period	0	0	288	288	288	288
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68	$13.72	$13.79
Value at end of period	$14.54	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68	$13.72
Number of accumulation units outstanding at end of period	14,737	14,593	16,602	24,448	8,063	10,601	11,160	5,686	5,268
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63	$10.04
Value at end of period	$11.94	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63
Number of accumulation units outstanding at end of period	766	2,097	2,118	2,634	1,949	3,573	3,822
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.58	$13.75	$12.38	$12.99
Value at end of period	$14.84	$14.58	$13.75	$12.38
Number of accumulation units outstanding at end of period	0	675	0	1,120
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.88	$12.68	$11.20
Value at end of period	$14.56	$14.88	$12.68
Number of accumulation units outstanding at end of period	0	2,143	2,143
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.52	$9.03	$7.30	$11.04	$11.33
Value at end of period	$9.87	$10.52	$9.03	$7.30	$11.04
Number of accumulation units outstanding at end of period	65	366	328	301	300
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.75
Value at end of period	$14.31
Number of accumulation units outstanding at end of period	4
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.97
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	70
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38	$6.79	$6.79
Value at end of period	$10.36	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38	$6.79
Number of accumulation units outstanding at end of period	68	68	68	68	68	68	76	129	17
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42	$14.33
Value at end of period	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42
Number of accumulation units outstanding at end of period	154	225	204	220	194	161	207	321	415
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.47	$10.45	$8.67	$12.02	$11.77
Value at end of period	$11.22	$11.47	$10.45	$8.67	$12.02
Number of accumulation units outstanding at end of period	0	2,313	2,041	2,040	2,040

CFI 326

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.32	$10.09	$8.14	$12.48	$12.63
Value at end of period	$10.82	$11.32	$10.09	$8.14	$12.48
Number of accumulation units outstanding at end of period	0	2,032	1,458	1,834	1,593
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.47	$9.96
Value at end of period	$10.78	$11.47
Number of accumulation units outstanding at end of period	0	773
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.73
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75	$16.04
Value at end of period	$18.40	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75
Number of accumulation units outstanding at end of period	310	270	221	164	192	97	23	7
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52	$16.40
Value at end of period	$17.62	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52
Number of accumulation units outstanding at end of period	1,623	1,361	1,076	726	561	236	52	25
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94	$15.59	$13.23
Value at end of period	$17.78	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94	$15.59
Number of accumulation units outstanding at end of period	1,409	1,181	978	733	530	357	110	71	29
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.41	$11.93	$9.08	$12.71	$12.35	$12.27
Value at end of period	$13.61	$13.41	$11.93	$9.08	$12.71	$12.35
Number of accumulation units outstanding at end of period	0	3,965	2,456	3,476	1,156	1,036
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08	$9.89
Value at end of period	$12.97	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08
Number of accumulation units outstanding at end of period	1,276	1,245	1,269	1,926	1,793	1,691	2,001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78	$12.42
Value at end of period	$14.58	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78
Number of accumulation units outstanding at end of period	132	0	0	0	271	702	431	4,057
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54	$18.94	$14.67
Value at end of period	$23.50	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54	$18.94
Number of accumulation units outstanding at end of period	1,556	1,773	1,637	1,629	1,773	1,508	1,387	5,469	2,281
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.78	$8.18	$6.28	$10.20
Value at end of period	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	1,924	1,854	1,718	1,445

CFI 327

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.19	$8.65	$8.59
Value at end of period	$8.55	$9.19	$8.65
Number of accumulation units outstanding at end of period	0	0	664
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$26.75	$24.36	$17.07	$28.73	$27.17	$23.59	$23.55	$21.16	$16.76
Value at end of period	$22.92	$26.75	$24.36	$17.07	$28.73	$27.17	$23.59	$23.55	$21.16
Number of accumulation units outstanding at end of period	1,503	1,330	1,059	694	449	273	214	1,106	872
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$16.14	$14.43	$11.11	$18.70	$18.74	$16.60	$15.39	$13.60	$11.04
Value at end of period	$15.51	$16.14	$14.43	$11.11	$18.70	$18.74	$16.60	$15.39	$13.60
Number of accumulation units outstanding at end of period	1,858	1,614	1,236	745	442	739	604	1,580	1,219
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.59	$12.25	$11.91
Value at end of period	$12.57	$13.59	$12.25
Number of accumulation units outstanding at end of period	0	0	252
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.08
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	80
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.47	$13.91	$10.27	$16.75	$16.55
Value at end of period	$14.08	$15.47	$13.91	$10.27	$16.75
Number of accumulation units outstanding at end of period	0	0	208	208	208
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59	$21.48
Value at end of period	$60.22	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59
Number of accumulation units outstanding at end of period	59	439	196	276	155	164	160	130
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.05	$10.73	$7.93	$12.93	$14.01
Value at end of period	$12.58	$13.05	$10.73	$7.93	$12.93
Number of accumulation units outstanding at end of period	0	1,370	592	618	26
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90	$10.24
Value at end of period	$11.21	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90
Number of accumulation units outstanding at end of period	0	260	260	260	260	260	260
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$13.39	$13.00
Value at end of period	$14.75	$13.39
Number of accumulation units outstanding at end of period	2,030	452
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$8.46
Value at end of period	$7.79
Number of accumulation units outstanding at end of period	9

CFI 328

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69	$10.25
Value at end of period	$13.57	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69
Number of accumulation units outstanding at end of period	174	835	822	132	130	130	130
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60	$10.07
Value at end of period	$17.80	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60
Number of accumulation units outstanding at end of period	166	3,402	19,362	19,443	18,387	18,330	17,659	17,146
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81	$10.07
Value at end of period	$12.04	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	3,297	7,189	4,614	5,571	4,467	4,579	4,060	1,154
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.23	$13.01	$7.94	$15.80	$16.85
Value at end of period	$13.17	$16.23	$13.01	$7.94	$15.80
Number of accumulation units outstanding at end of period	20	153	123	26	83
WANGER USA
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.22	$11.69	$8.34	$14.02	$14.91
Value at end of period	$13.53	$14.22	$11.69	$8.34	$14.02
Number of accumulation units outstanding at end of period	23	23	23	23	13
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03	$10.45
Value at end of period	$11.97	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03
Number of accumulation units outstanding at end of period	2,171	2,170	2,170	3,320	2,171	2,170	2,209
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06	$16.39
Value at end of period	$21.44	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06
Number of accumulation units outstanding at end of period	102	362	362	718	910	1,089	375	318

TABLE 36

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7,1997)

(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.96	$12.93	$11.28
Value at end of period	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	910	1,140	1,349

CFI 329

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMANA GROWTH FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.98	$12.25	$11.88
Value at end of period	$13.52	$13.98	$12.25
Number of accumulation units outstanding at end of period	10,347	6,551	2,063
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.25	$11.99	$10.45
Value at end of period	$13.31	$13.25	$11.99
Number of accumulation units outstanding at end of period	17,408	9,970	3,544
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.10	$10.68	$10.44
Value at end of period	$12.35	$11.10	$10.68
Number of accumulation units outstanding at end of period	13,052	7,487	131
ARIEL FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.52	$11.56
Value at end of period	$10.06	$11.52
Number of accumulation units outstanding at end of period	296	155
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.98	$7.64	$5.55	$9.00
Value at end of period	$7.29	$7.98	$7.64	$5.55
Number of accumulation units outstanding at end of period	3,730	4,388	1,269	546
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.69	$9.38
Value at end of period	$10.77	$11.69
Number of accumulation units outstanding at end of period	988	171
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.57	$12.37
Value at end of period	$15.25	$15.57
Number of accumulation units outstanding at end of period	1,418	990
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07	$19.727
Value at end of period	$22.95	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07
Number of accumulation units outstanding at end of period	21,627	23,312	27,968	29,853	31,328	32,690	32,867	37,768	36,324	30,377
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.05
Value at end of period	$9.44
Number of accumulation units outstanding at end of period	988
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.85	$7.73	$6.16	$8.71
Value at end of period	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	1,906	2,812	2,691	7,267
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.58	$7.91	$8.05
Value at end of period	$9.03	$9.58	$7.91
Number of accumulation units outstanding at end of period	1,502	1,005	3

CFI 330

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43	$9.96
Value at end of period	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	84,793	85,363	76,605	68,762	63,232	46,481	14,087	3,097
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96	$18.997
Value at end of period	$30.11	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96
Number of accumulation units outstanding at end of period	165,572	180,286	190,163	203,284	221,446	254,136	253,307	222,009	185,516	159,118
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90	$18.209
Value at end of period	$21.22	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90
Number of accumulation units outstanding at end of period	103,018	114,005	118,618	124,935	139,984	164,429	179,189	184,225	179,752	150,449
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369
Value at end of period	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65
Number of accumulation units outstanding at end of period	133,588	137,137	145,984	146,278	170,439	190,758	217,069	246,401	265,559	219,551
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29	$11.827
Value at end of period	$14.53	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29
Number of accumulation units outstanding at end of period	26,401	29,686	28,246	26,670	35,613	35,066	34,281	33,035	25,285	18,351
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$11.51
Value at end of period	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19
Number of accumulation units outstanding at end of period	18,194	16,691	19,558	23,020	28,684	38,440	37,841	22,125	7,736	3,027
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.98	$8.00	$6.09	$9.16
Value at end of period	$8.68	$8.98	$8.00	$6.09
Number of accumulation units outstanding at end of period	16,753	13,633	8,213	4,246
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07	$8.44
Value at end of period	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07
Number of accumulation units outstanding at end of period	9,506	8,580	11,574	11,663	11,462	9,590	10,176	14,510	6,056	1,575
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.40	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66	$9.88
Value at end of period	$10.32	$13.40	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	11,314	11,515	14,643	16,806	16,155	13,629	4,895	738
ING BALANCED PORTFOLIO
Value at beginning of period	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77	$22.375
Value at end of period	$26.25	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77
Number of accumulation units outstanding at end of period	82,734	99,920	106,516	124,977	157,458	187,136	234,252	270,502	265,097	277,477
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67	$8.79
Value at end of period	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67
Number of accumulation units outstanding at end of period	30,775	31,428	31,396	33,410	37,415	30,624	30,959	28,782	11,562	4,599
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.76	$11.15	$9.43	$13.42	$12.55	$11.19	$10.81
Value at end of period	$12.13	$11.76	$11.15	$9.43	$13.42	$12.55	$11.19
Number of accumulation units outstanding at end of period	6,407	5,152	5,273	5,653	3,781	2,893	1,082

CFI 331

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.99	$8.03	$6.24	$10.38	$10.66
Value at end of period	$8.74	$8.99	$8.03	$6.24	$10.38
Number of accumulation units outstanding at end of period	77,584	79,019	89,344	97,997	118,140
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.06	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417
Value at end of period	$4.46	$5.06	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55
Number of accumulation units outstanding at end of period	63,613	59,807	52,389	47,319	47,059	62,466	51,621	59,773	62,908	38,675
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.11	$8.82	$6.69	$9.74
Value at end of period	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	13,986	13,753	14,010	15,005
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.17	$8.07	$6.03	$9.95	$12.28	$10.01
Value at end of period	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	20,515	21,019	7,918	13,168	7,616	8,911
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.04	$8.13	$6.62	$10.19	$10.05	$9.03
Value at end of period	$9.62	$10.04	$8.13	$6.62	$10.19	$10.05
Number of accumulation units outstanding at end of period	2,067	2,333	1,784	1,567	816	629
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44	$12.45
Value at end of period	$16.65	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44
Number of accumulation units outstanding at end of period	5,038	4,800	6,219	5,787	5,562	4,797	3,565	4,496	2,526
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80	$10.63
Value at end of period	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80
Number of accumulation units outstanding at end of period	18,696	15,967	12,568	12,794	12,307	13,843	4,235
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	81,726	78,240	86,140	87,074	83,459	89,383	97,566
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.66	$10.57	$7.80	$13.42	$9.68
Value at end of period	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	63,169	56,394	58,026	61,533	55,830
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.20	$10.17
Value at end of period	$10.80	$10.20
Number of accumulation units outstanding at end of period	1,824	902
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06	$20.376
Value at end of period	$22.05	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06
Number of accumulation units outstanding at end of period	374,687	421,800	440,907	498,311	566,217	629,336	733,906	825,239	863,597	920,124

CFI 332

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381
Value at end of period	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44
Number of accumulation units outstanding at end of period	96,281	103,534	111,248	116,316	130,780	147,959	164,046	188,039	186,465	162,093
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242
Value at end of period	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33
Number of accumulation units outstanding at end of period	71,485	71,979	82,993	86,517	85,361	98,979	109,197	104,261	87,243	66,409
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481
Value at end of period	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96
Number of accumulation units outstanding at end of period	51,898	52,470	52,131	49,131	53,523	62,443	66,580	68,874	51,117	34,822
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00	$15.926
Value at end of period	$22.72	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00
Number of accumulation units outstanding at end of period	102,526	107,633	110,310	143,536	154,627	156,611	171,390	182,278	187,469	193,755
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.91	$7.44	$6.86
Value at end of period	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	12,296	15,757	19,907
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$8.31
Value at end of period	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	15,013	24,041	24,825	26,187	27,785	24,233	18,807	12,453	7,503	224
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29	$8.47
Value at end of period	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29
Number of accumulation units outstanding at end of period	24,468	28,295	27,632	29,782	30,100	25,347	30,415	23,542	9,550	5,241
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	136,364	153,796	181,973	213,576	242,607	278,531	313,107
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02	$10.36
Value at end of period	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	10,983	11,379	13,205	13,809	17,066	15,081	10,201
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38	$10.99
Value at end of period	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	12,896	15,543	12,656	11,172	15,240	20,051	21,726
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15	$7.83
Value at end of period	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15
Number of accumulation units outstanding at end of period	16,975	16,002	14,720	14,274	14,325	13,590	14,595	12,238	3,008	91
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.56	$10.86	$8.66	$12.55	$12.96	$12.24
Value at end of period	$13.18	$13.56	$10.86	$8.66	$12.55	$12.96
Number of accumulation units outstanding at end of period	7,044	5,977	3,562	2,872	2,887	995

CFI 333

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.30
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	89,290
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	150,960	57,740	61,748	62,406	70,193
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.87	$8.34	$6.55	$10.23
Value at end of period	$9.59	$9.87	$8.34	$6.55
Number of accumulation units outstanding at end of period	6,555	4,000	2,560	1,518
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74	$10.93
Value at end of period	$14.16	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74
Number of accumulation units outstanding at end of period	14,760	16,271	19,215	19,831	20,313	28,084	26,688	15,704	1,047
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39	$10.67
Value at end of period	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	19,113	20,775	18,780	18,960	21,857	8,247	3,735
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.96
Value at end of period	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28
Number of accumulation units outstanding at end of period	13,004	9,145	9,316	9,470	4,593	5,311	5,597	6,239	6,146
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78	$13.765
Value at end of period	$14.40	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78
Number of accumulation units outstanding at end of period	96,796	103,303	119,637	160,994	133,929	100,067	96,206	114,605	120,949	194,182
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	281,243	315,028	346,067	392,661	467,344	574,315	622,569
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46	$9.99
Value at end of period	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46
Number of accumulation units outstanding at end of period	10,192	9,432	8,266	8,093	6,750	6,967	69
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.10
Value at end of period	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	85,602	83,259	86,084	64,255	59,982	41,378	36,567	30,623	24,561	11,498
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.12	$8.84	$7.21	$11.18	$10.78	$10.16
Value at end of period	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	7,384	9,689	10,260	10,544	10,326	4,749

CFI 334

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.82	$12.64	$7.68	$11.04	$10.56	$9.88
Value at end of period	$14.49	$14.82	$12.64	$7.68	$11.04	$10.56
Number of accumulation units outstanding at end of period	5,348	6,030	4,066	1,866	1,713	278
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.48	$9.00	$7.28	$11.02	$10.58	$9.31
Value at end of period	$9.82	$10.48	$9.00	$7.28	$11.02	$10.58
Number of accumulation units outstanding at end of period	39,659	43,636	49,298	48,710	64,007	456
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.91	$12.52	$12.16
Value at end of period	$14.28	$13.91	$12.52
Number of accumulation units outstanding at end of period	899	110	2
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.91	$8.06	$6.37
Value at end of period	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	5,920	5,960	5,295
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.93	$11.81	$10.05
Value at end of period	$12.81	$12.93	$11.81
Number of accumulation units outstanding at end of period	1,623	1,722	1,701
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.87	$12.80	$11.39
Value at end of period	$15.29	$15.87	$12.80
Number of accumulation units outstanding at end of period	1,934	736	1,522
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.05	$8.15	$6.12
Value at end of period	$9.72	$10.05	$8.15
Number of accumulation units outstanding at end of period	1,869	715	585
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.77	$8.65	$7.01
Value at end of period	$10.20	$10.77	$8.65
Number of accumulation units outstanding at end of period	647	246	11
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96	$5.84
Value at end of period	$10.26	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96
Number of accumulation units outstanding at end of period	9,117	4,742	4,983	5,565	6,905	6,022	11,479	8,596	10,397	70
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845
Value at end of period	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25
Number of accumulation units outstanding at end of period	31,065	34,664	36,207	40,305	46,498	54,303	54,198	58,199	63,826	54,716
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66	$10.31
Value at end of period	$11.16	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66
Number of accumulation units outstanding at end of period	72,837	85,184	61,392	44,341	15,990	9,031	215

CFI 335

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89	$10.56
Value at end of period	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89
Number of accumulation units outstanding at end of period	71,442	60,781	53,746	40,147	25,632	7,127	352
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05	$10.67
Value at end of period	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05
Number of accumulation units outstanding at end of period	94,888	76,983	63,080	54,863	34,808	1,702	1,592
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26	$11.02
Value at end of period	$10.68	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26
Number of accumulation units outstanding at end of period	45,906	41,032	34,042	24,996	14,185	6,473	42
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.96
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	28
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.39	$8.45	$6.30
Value at end of period	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	170	99	332
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29	$10.11
Value at end of period	$11.41	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29
Number of accumulation units outstanding at end of period	551	526	601	1,113	1,565	1,883	14
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.90	$9.04	$7.15
Value at end of period	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	152	91	505
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00	$14.862
Value at end of period	$18.21	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00
Number of accumulation units outstanding at end of period	9,972	13,430	13,842	16,069	20,595	17,522	18,024	17,194	18,307	18,117
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91	$15.194
Value at end of period	$17.43	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91
Number of accumulation units outstanding at end of period	32,711	32,170	33,404	39,316	32,354	33,504	37,572	37,623	40,616	39,075
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20	$14.814
Value at end of period	$17.60	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20
Number of accumulation units outstanding at end of period	14,411	19,331	23,002	23,548	25,398	29,784	30,819	39,291	35,932	32,472
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91	$10.41
Value at end of period	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	96,179	92,575	85,522	91,305	80,976	44,303	23,802

CFI 336

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	168,548	177,865	200,139	220,931	260,788	321,464	373,538
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93	$11.12
Value at end of period	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93
Number of accumulation units outstanding at end of period	23,250	22,791	22,963	17,138	15,775	20,094	15,678	8,750	2,862
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964
Value at end of period	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33
Number of accumulation units outstanding at end of period	80,934	81,313	89,105	104,430	103,163	116,941	116,588	113,758	111,932	98,320
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41	$11.01
Value at end of period	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41
Number of accumulation units outstanding at end of period	5,077	5,378	5,347	4,651	14,573	12,059	5,949
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.76	$8.17	$6.27	$10.20
Value at end of period	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	57,719	65,086	77,908	86,035
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.15	$8.62	$6.62	$11.14	$11.04	$9.48
Value at end of period	$8.50	$9.15	$8.62	$6.62	$11.14	$11.04
Number of accumulation units outstanding at end of period	8,666	8,486	10,844	1,768	1,258	1,709
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$26.45	$24.11	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69	$24.26
Value at end of period	$22.64	$26.45	$24.11	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69
Number of accumulation units outstanding at end of period	14,265	19,313	18,034	19,684	22,339	25,118	29,066	32,749	34,926	38,660
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.09	$10.61	$10.17	$9.91
Value at end of period	$11.71	$11.09	$10.61	$10.17
Number of accumulation units outstanding at end of period	6,268	1,874	860	768
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$16.05	$14.37	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06	$14.951
Value at end of period	$15.41	$16.05	$14.37	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06
Number of accumulation units outstanding at end of period	45,490	53,064	57,646	63,479	73,846	78,043	89,250	99,014	105,875	108,074
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.57	$12.24	$9.89
Value at end of period	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	221	618	224
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.66	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106
Value at end of period	$7.86	$8.66	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79
Number of accumulation units outstanding at end of period	28,212	32,548	33,237	31,229	34,913	34,535	17,708	20,528	21,152	20,848
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Value at end of period	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22
Number of accumulation units outstanding at end of period	29,721	34,207	37,836	37,029	39,194	45,449	37,056	42,845	39,056	36,100

CFI 337

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.72	$7.19	$5.15
Value at end of period	$8.09	$8.72	$7.19
Number of accumulation units outstanding at end of period	4,634	3,412	1,327
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.11	$9.04	$7.14	$9.40
Value at end of period	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	6,681	3,733	1,619	178
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29	$9.65
Value at end of period	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	43,192	44,769	44,447	48,956	48,896	58,775	66,220	45,281	19,300	4,669
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.53	$8.72	$6.79	$11.28	$10.68	$9.52
Value at end of period	$10.06	$10.53	$8.72	$6.79	$11.28	$10.68
Number of accumulation units outstanding at end of period	7,888	7,896	8,633	5,860	2,113	148
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30	$10.31
Value at end of period	$13.99	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30
Number of accumulation units outstanding at end of period	12,571	11,943	10,863	10,323	6,895	4,948	2,419	473
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48	$20.88
Value at end of period	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	20,313	24,152	22,260	21,659	26,634	24,696	18,762	7,721
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70	$10.43
Value at end of period	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70
Number of accumulation units outstanding at end of period	6,543	7,913	7,392	7,287	11,562	5,862	6,586
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45	$9.52
Value at end of period	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45
Number of accumulation units outstanding at end of period	33,493	32,677	30,871	26,905	18,649	21,999	13,588	3,351
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76	$10.24
Value at end of period	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	47,965	42,177	41,522	32,595	13,115	21,794	18,534	13,498
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.28	$9.00	$5.23	$12.71	$10.88
Value at end of period	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	20,632	20,058	21,320	11,170	14,055
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63	$9.93
Value at end of period	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	27,324	28,029	24,190	21,335	21,020	13,396	8,195	4,159

CFI 338

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.13	$8.23	$5.44	$9.04
Value at end of period	$8.55	$10.13	$8.23	$5.44
Number of accumulation units outstanding at end of period	4,229	1,941	626	465
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59	$10.10
Value at end of period	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	67,559	73,561	65,786	61,335	38,401	23,582	13,006	5,198
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.38	$9.82	$8.68	$9.68
Value at end of period	$10.89	$10.38	$9.82	$8.68
Number of accumulation units outstanding at end of period	2,008	1,346	693	337
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80	$9.78
Value at end of period	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	100,579	89,909	78,359	75,409	79,524	77,637	42,601	17,915
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.89
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	925
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.18	$8.27	$5.61	$10.46	$10.22
Value at end of period	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	9,368	11,303	6,155	4,365	1,414
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39	$9.90
Value at end of period	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	26,142	24,150	22,139	17,240	26,086	10,084	4,003	1,901
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55	$9.90
Value at end of period	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	10,204	12,677	12,176	13,763	12,977	14,851	8,400	744
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80	$9.83
Value at end of period	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	38,381	36,818	34,698	40,290	39,026	41,361	30,714	17,631
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99	$15.99
Value at end of period	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	7,322	9,302	10,122	15,304	16,789	16,999	13,424	7,700

CFI 339

Condensed Financial Information (continued)

TABLE 37

FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS

(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962
Value at end of period	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32
Number of accumulation units outstanding at end of period	500	504	500	511	653	668	684	701	718	792
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.64	$8.85
Value at end of period	$9.11	$9.64
Number of accumulation units outstanding at end of period	264	264
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47	$10.97
Value at end of period	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	1,104	604	604	604	3,426	1,424	5,456	5,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223
Value at end of period	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21
Number of accumulation units outstanding at end of period	13,772	15,244	18,043	17,803	30,851	27,819	26,464	25,722	26,962	22,723
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426
Value at end of period	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11
Number of accumulation units outstanding at end of period	2,403	2,469	2,551	2,552	8,432	10,083	12,633	13,040	17,326	20,155
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588
Value at end of period	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83
Number of accumulation units outstanding at end of period	424	1,662	2,889	2,773	4,217	8,135	8,863	13,944	29,175	44,288
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968
Value at end of period	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42
Number of accumulation units outstanding at end of period	1,036	1,700	1,750	1,750	2,052	2,218	2,817	6,644	4,453	1,125
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.33
Value at end of period	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	0	1,316	2,293	2,178	3,473	6,456	9,188	4,340
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$10.08
Value at end of period	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Number of accumulation units outstanding at end of period	3,329	3,417	3,513	3,614	5,097	5,192	5,294	4,015	1,910
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.73	$13.01	$10.96	$19.68	$17.09	$13.36	$11.65
Value at end of period	$10.60	$13.73	$13.01	$10.96	$19.68	$17.09	$13.36
Number of accumulation units outstanding at end of period	4,624	5,676	5,588	5,451	4,670	4,617	592

CFI 340

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BALANCED PORTFOLIO
Value at beginning of period	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34	$22.902
Value at end of period	$28.25	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34
Number of accumulation units outstanding at end of period	43,541	51,698	67,836	95,222	117,538	135,888	161,312	182,702	205,420	239,236
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$10.62
Value at end of period	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Number of accumulation units outstanding at end of period	534	534	3,059	2,886	3,079	2,718	2,510	2,517	1,067
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.08	$8.09	$6.28	$10.41	$10.67
Value at end of period	$8.85	$9.08	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	1,792	2,560	2,671	2,582	2,834
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.29	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454
Value at end of period	$4.68	$5.29	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59
Number of accumulation units outstanding at end of period	3,320	3,321	4,410	4,209	5,169	5,139	4,731	6,079	13,255	6,770
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.17	$8.85	$6.70	$9.74
Value at end of period	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	1,553	1,552	1,552	1,552
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.29	$8.14	$6.07	$9.99	$12.30	$11.16
Value at end of period	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	0	0	0	14	2,030	4,407
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$14.68
Value at end of period	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Number of accumulation units outstanding at end of period	1,098	1,183	1,278	1,374	1,477	1,571	2,347	2,518	3,088
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.47	$12.20	$8.88	$14.77	$13.93
Value at end of period	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	0	0	0	0	1,341
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	4,590	4,718	16,991	16,996	21,137	10,310	10,313
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.80	$10.66	$7.85	$13.47	$9.69
Value at end of period	$11.49	$12.80	$10.66	$7.85	$13.47
Number of accumulation units outstanding at end of period	2,942	3,486	3,363	3,222	14,926
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49	$20.855
Value at end of period	$23.72	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49
Number of accumulation units outstanding at end of period	912,331	1,036,940	1,184,071	1,284,630	1,576,693	1,838,625	2,114,387	2,484,960	2,901,193	3,285,323

CFI 341

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71	$17.668
Value at end of period	$19.25	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71
Number of accumulation units outstanding at end of period	13,729	14,573	22,769	21,308	37,224	50,559	60,481	79,076	70,966	70,072
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374
Value at end of period	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48
Number of accumulation units outstanding at end of period	1,324	1,250	4,811	4,592	6,975	12,982	18,126	21,963	16,748	14,861
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579
Value at end of period	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07
Number of accumulation units outstanding at end of period	71	71	71	358	2,129	7,602	10,465	20,764	12,551	12,354
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39	$16.226
Value at end of period	$24.10	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39
Number of accumulation units outstanding at end of period	87,055	102,133	110,735	112,092	125,893	155,702	173,477	202,445	208,942	243,240
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$7.96	$6.97
Value at end of period	$6.90	$7.96
Number of accumulation units outstanding at end of period	276	276
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$11.43
Value at end of period	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	0	651	640	649	288	3,697	6,523	2,462
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$7.79
Value at end of period	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	1,139	1,228	1,326	1,426	9,539	11,328	11,568	9,860	4,429	2,891
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	0	0	1,204	1,106	7,240	7,473	10,255
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.61
Value at end of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	2,772	2,773	2,774
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$11.85
Value at end of period	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	537	791	830	830	1,421	745	793
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$10.85
Value at end of period	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Number of accumulation units outstanding at end of period	0	0	0	0	1,384	1,333	2,454	3,911	2,454
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.31
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	3,061

CFI 342

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	830	2,006	24,554	23,483	23,505
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.79
Value at end of period	$13.89	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	3,148	3,392	4,399	4,675	4,971	9,398	8,976	9,262	12,943
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.79	$14.96	$11.41	$18.54	$14.74	$12.73
Value at end of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	1,222	1,411	1,371	1,270	2,742	1,381
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$15.98
Value at end of period	$16.12
Number of accumulation units outstanding at end of period	837
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929
Value at end of period	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98
Number of accumulation units outstanding at end of period	82,052	100,940	132,438	133,856	158,695	167,741	183,325	206,475	254,937	317,922
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.04
Value at end of period	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	11,379	11,055	36,405	35,468	53,174	62,549	107,581
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.59	$12.93	$8.79
Value at end of period	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	0	341	341
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.57
Value at end of period	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	3,269	690	1,972	1,668	2,751	3,487	3,418	2,755	3,555	1,114
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	132	0	2,399	2,349	2,204
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.99	$12.75	$11.00
Value at end of period	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	193	203	191
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.60	$9.08	$7.33	$11.07	$11.35
Value at end of period	$9.96	$10.60	$9.08	$7.33	$11.07
Number of accumulation units outstanding at end of period	0	0	725	1,717	3,774

CFI 343

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.00	$11.66
Value at end of period	$14.41	$14.00
Number of accumulation units outstanding at end of period	345	345
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.97	$12.84	$11.41
Value at end of period	$15.43	$15.97	$12.84
Number of accumulation units outstanding at end of period	3,031	3,238	3,357
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07
Value at end of period	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46
Number of accumulation units outstanding at end of period	2,176	2,753	4,114	3,985	3,933	4,383	6,275	8,472	10,494	10,407
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.57	$10.53	$8.72	$12.07	$11.68	$11.65
Value at end of period	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68
Number of accumulation units outstanding at end of period	0	364	364	0	0	12,433
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.43	$10.17	$8.19	$12.53	$12.13	$11.52
Value at end of period	$10.93	$11.43	$10.17	$8.19	$12.42	$12.13
Number of accumulation units outstanding at end of period	0	0	0	0	122	10,608
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49	$15.281
Value at end of period	$19.88	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49
Number of accumulation units outstanding at end of period	10,814	11,513	12,250	12,347	11,771	12,396	13,009	13,824	16,709	18,001
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.80	$12.28	$9.04	$18.13	$15.63
Value at end of period	$13.76	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	8,067	0	0	0	28
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.89
Value at end of period	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	11,214	13,096	16,042	14,496	16,111	17,772	18,705
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.31
Value at end of period	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	1,072	1,072	6,370	7,279	10,506
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189
Value at end of period	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54
Number of accumulation units outstanding at end of period	3,268	3,231	10,111	9,893	10,725	16,011	19,716	18,169	24,998	18,710
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.82	$8.20	$6.28	$10.20
Value at end of period	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	203	229	895	860

CFI 344

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.26	$8.70	$6.66	$11.18	$11.06	$9.77
Value at end of period	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	0	0	0	0	1,344	1,350
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548
Value at end of period	$23.49	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93
Number of accumulation units outstanding at end of period	0	0	181	181	626	569	1,184	4,325	2,168	2,694
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.16	$10.80
Value at end of period	$11.82	$11.16
Number of accumulation units outstanding at end of period	380	381
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129
Value at end of period	$15.99	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22
Number of accumulation units outstanding at end of period	19,106	23,020	31,467	23,027	36,218	41,846	55,379	83,121	93,468	90,559
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.92	$7.82	$6.54	$11.52	$10.41	$9.92	$9.23	$8.76	$6.85	$9.172
Value at end of period	$8.11	$8.92	$7.82	$6.54	$11.52	$10.41	$9.92	$9.23	$8.76	$6.85
Number of accumulation units outstanding at end of period	0	0	1,442	818	651	559	19	939	817	715
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.537
Value at end of period	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28
Number of accumulation units outstanding at end of period	329	2,071	2,182	2,183	4,733	4,949	2,659	2,774	6,715	6,973
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646
Value at end of period	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92
Number of accumulation units outstanding at end of period	0	367	367	367	367	367	367	5,993	15,246	19,824
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778
Value at end of period	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36
Number of accumulation units outstanding at end of period	152	38	417	234	89	79	45	27,191	45,263	46,615
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37	$18.42
Value at end of period	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37
Number of accumulation units outstanding at end of period	0	0	4	4	4	8	8	13,947	17,897	26,043
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056
Value at end of period	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23
Number of accumulation units outstanding at end of period	213	383	829	606	427	411	374	36,361	55,481	61,469
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.81	$7.97
Value at end of period	$8.19	$8.81
Number of accumulation units outstanding at end of period	292	292
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.48
Value at end of period	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Number of accumulation units outstanding at end of period	1,194	2,837	2,940	3,046	3,157	3,085	7,018	3,638	2,029

CFI 345

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34	$11.31
Value at end of period	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	2,786	2,786	2,793	2,794	3,518	14	14	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$24.44
Value at end of period	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	3,457	4,701	4,768	3,422	7,226	6,855	6,275	2,971
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87	$14.14
Value at end of period	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87
Number of accumulation units outstanding at end of period	0	918	918	919	919	919	919	29,012	15,460	9,482
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.17	$10.81	$7.98	$12.99	$13.32	$12.71
Value at end of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period		0	0	0	3,127	1,715
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.64
Value at end of period	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	888	951	1,007	1,007	2,382	2,514	2,641	2,773
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.64	$12.78	$10.93	$11.06
Value at end of period	$15.05	$13.64	$12.78	$10.93
Number of accumulation units outstanding at end of period	1,535	1,634	1,443	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.38	$9.06	$5.26	$12.73	$11.43
Value at end of period	$7.85	$10.38	$9.06	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,112	1,112	1,113	1,417	4,587
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16	$11.43
Value at end of period	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16
Number of accumulation units outstanding at end of period	2,835	3,151	4,221	4,982	4,054	1,513	1,129
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83	$10.07
Value at end of period	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	11,202	15,222	27,640	27,173	28,437	25,787	19,192	9,089
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.28	$8.33	$5.63	$10.48	$10.10
Value at end of period	$8.66	$10.28	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	895	945	990	991	991
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43	$11.07
Value at end of period	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	0	19	8	8	5,211	2,558	15	467

CFI 346

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
WANGER USA
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59	$11.26
Value at end of period	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	73	0	355
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83	$10.11
Value at end of period	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	877	1,844	12,732	12,503	15,940	32,563	29,566	8,340
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$16.39
Value at end of period	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	407	407	407	407	1,713	3,490	1,867	1,248

TABLE 38

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004

CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81	$21.12
Value at end of period	$27.16	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81
Number of accumulation units outstanding at end of period	8,622	5,500	5,401	6,590	4,684	6,748	6,049	4
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02	$22.60
Value at end of period	$35.63	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02
Number of accumulation units outstanding at end of period	202,146	212,972	228,041	243,165	241,468	222,882	186,639	113
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39	$20.13
Value at end of period	$25.12	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39
Number of accumulation units outstanding at end of period	98,081	11,297	123,950	134,257	123,934	116,517	99,937	64
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96	$17.42
Value at end of period	$21.74	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96
Number of accumulation units outstanding at end of period	40,494	30,156	26,974	28,404	28,388	22,613	26,333	32
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65	$13.81
Value at end of period	$17.19	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65
Number of accumulation units outstanding at end of period	29,625	31,591	41,307	42,654	43,234	29,121	17,089	20
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24	$11.52
Value at end of period	$18.85	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24
Number of accumulation units outstanding at end of period	38,858	36,817	34,321	39,840	27,959	24,721	18,042	16
ING BALANCED PORTFOLIO
Value at beginning of period	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59	$24.37
Value at end of period	$31.07	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59
Number of accumulation units outstanding at end of period	43,642	48,071	47,132	51,504	69,073	74,780	86,673	108

CFI 347

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78	$12.59
Value at end of period	$19.93	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78
Number of accumulation units outstanding at end of period	41,513	40,395	42,142	42,358	40,819	38,235	34,219	19
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.53	$8.38	$6.42	$10.53	$10.70
Value at end of period	$9.41	$9.53	$8.38	$6.42	$10.53
Number of accumulation units outstanding at end of period	43,543	39,301	34,644	23,736	24,962
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.79	$4.88	$3.20	$5.31	$4.46	$4.16	$3.72	$3.78
Value at end of period	$5.18	$5.79	$4.88	$3.20	$5.31	$4.46	$4.16	$3.72
Number of accumulation units outstanding at end of period	135,782	135,320	149,002	132,967	132,769	102,089	118,141	140
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25	$10.03
Value at end of period	$14.91	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25
Number of accumulation units outstanding at end of period	142,622	0	155,271	161,168	156,529	118,896	102,671
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.47	$11.08	$8.05	$13.65	$9.70
Value at end of period	$12.24	$13.47	$11.08	$8.05	$13.65
Number of accumulation units outstanding at end of period	67,134	61,239	73,221	75,852	50,114
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28	$19.68
Value at end of period	$26.09	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28
Number of accumulation units outstanding at end of period	117,177	127,705	105,707	124,722	149,018	171,208	205,912	312
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38	$17.57
Value at end of period	$21.65	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38
Number of accumulation units outstanding at end of period	136,950	147,693	162,406	179,312	210,822	230,630	295,040	391
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56	$16.83
Value at end of period	$24.88	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56
Number of accumulation units outstanding at end of period	156,461	161,609	179,304	189,045	191,937	190,582	198,919	204
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30	$12.57
Value at end of period	$17.77	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30
Number of accumulation units outstanding at end of period	102,530	109,654	119,289	137,475	144,104	152,178	171,957	197
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59	$18.73
Value at end of period	$26.89	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59
Number of accumulation units outstanding at end of period	96,203	109,184	115,916	124,069	127,866	117,383	95,977	43
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.23	$7.62	$6.99
Value at end of period	$7.22	$8.23	$7.62
Number of accumulation units outstanding at end of period	9,596	9,973	17,604

CFI 348

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21	$10.37
Value at end of period	$13.67	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21
Number of accumulation units outstanding at end of period	94,820	105,837	120,283	108,399	111,480	113,898	121,103
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33	$12.50
Value at end of period	$19.53	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33
Number of accumulation units outstanding at end of period	34,709	34,432	36,952	42,804	41,986	42,588	36,957	17
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.34
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	90,491
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53	$14.42
Value at end of period	$17.05	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53
Number of accumulation units outstanding at end of period	4,543	7,083	44,541	44,401	35,571	33,655	14,250	29
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29	$10.47
Value at end of period	$13.73	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29
Number of accumulation units outstanding at end of period	423,969	430,454	450,106	463,028	473,300	480,117	456,721
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.66	$14.88
Value at end of period	$16.36	$15.66
Number of accumulation units outstanding at end of period	0	3,267
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.28	$16.30
Value at end of period	$16.81	$16.28
Number of accumulation units outstanding at end of period	20,626	4,893
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15	$20.30
Value at end of period	$33.68	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15
Number of accumulation units outstanding at end of period	44,839	45,205	47,168	44,611	37,373	32,643	33,477	36
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.42	$11.15	$9.13	$12.48	$11.93	$11.16
Value at end of period	$12.33	$12.42	$11.15	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	7,747	9,215	5,115	4,609	12,111	14,942
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.27	$10.78	$8.56	$12.96	$12.38	$11.57
Value at end of period	$11.88	$12.27	$10.78	$8.56	$12.96	$12.38
Number of accumulation units outstanding at end of period	25,508	17,462	520,087	8,834	7,503	3,032
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.42	$10.84	$8.44	$13.41	$12.74	$11.72
Value at end of period	$11.85	$12.42	$10.84	$8.44	$13.41	$12.74
Number of accumulation units outstanding at end of period	41,760	36,561	31,626	27,871	14,584	7,884

CFI 349

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.44	$10.81	$8.32	$13.84	$13.08	$12.21
Value at end of period	$11.80	$12.44	$10.81	$8.32	$13.84	$13.08
Number of accumulation units outstanding at end of period	10,310	8,723	242,654	6,450	13,254	7,199
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.62	$10.93
Value at end of period	$11.02	$11.62
Number of accumulation units outstanding at end of period	0	37
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	3,250	5,588	5,378	1,530	1,352
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77	$16.50
Value at end of period	$21.55	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77
Number of accumulation units outstanding at end of period	6,328	7,881	12,155	11,572	17,028	11,237	17,788	23
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59	$16.64
Value at end of period	$20.63	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59
Number of accumulation units outstanding at end of period	4,058	6,799	5,749	5,061	8,821	7,998	8,032	4
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98	$16.35
Value at end of period	$20.83	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98
Number of accumulation units outstanding at end of period	4,314	3,575	3,498	3,270	7,426	15,920	24,120	31
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60	$10.29
Value at end of period	$14.78	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60
Number of accumulation units outstanding at end of period	148,655	155,091	159,817	158,006	168,996	183,786	207,289
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35	$19.45
Value at end of period	$26.95	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35
Number of accumulation units outstanding at end of period	22,287	24,223	21,445	22,316	19,728	24,117	22,156	27
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.13	$8.32	$6.30	$10.21
Value at end of period	$8.03	$9.13	$8.32	$6.30
Number of accumulation units outstanding at end of period	38,642	41,509	40,449	43,787
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.84	$27.69	$19.12	$31.75	$29.61	$25.34	$24.95	$22.16
Value at end of period	$26.80	$30.84	$27.69	$19.12	$31.75	$29.61	$25.34	$24.95
Number of accumulation units outstanding at end of period	9,721	10,094	11,045	10,205	9,809	8,015	7,531	12
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$18.72	$16.50	$12.52	$20.79	$20.55	$17.94	$16.40	$14.33
Value at end of period	$18.24	$18.72	$16.50	$12.52	$20.79	$20.55	$17.94	$16.40
Number of accumulation units outstanding at end of period	14,611	15,051	15,978	16,899	17,750	18,829	31,189	24
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.95	$8.61	$7.11	$12.37	$11.05	$10.39	$9.55	$8.98
Value at end of period	$9.16	$9.95	$8.61	$7.11	$12.37	$11.05	$10.39	$9.55
Number of accumulation units outstanding at end of period	3,897	3,475	3,729	6,265	6,486	4,304	8,809	16

CFI 350

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004

INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60	$7.91
Value at end of period	$11.21	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60
Number of accumulation units outstanding at end of period	11,787	14,066	16,017	15,072	13,869	13,665	12,057	18
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$30.54	$29.13
Value at end of period	$29.81	$30.54
Number of accumulation units outstanding at end of period	0	2,359
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.75	$8.61	$5.63
Value at end of period	$9.18	$10.75	$8.61
Number of accumulation units outstanding at end of period	0	0	4,592

TABLE 39

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE MAY 30, 2008 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008

ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.04	$7.13	$6.14	$9.96
Value at end of period	$8.19	$8.04	$7.13	$6.14
Number of accumulation units outstanding at end of period	370,099	228,628	160,490	88,909
COLUMBIASM ACORN® FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.24	$8.92	$6.39	$10.33
Value at end of period	$10.72	$11.24	$8.92	$6.39
Number of accumulation units outstanding at end of period	1,009,092	627,838	271,745	123,561
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.03	$8.14	$6.14	$10.26
Value at end of period	$9.63	$10.03	$8.14	$6.14
Number of accumulation units outstanding at end of period	556,854	272,899	161,324	89,752
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.09	$7.96	$6.12	$9.34
Value at end of period	$9.07	$9.09	$7.96	$6.12
Number of accumulation units outstanding at end of period	295,156	353,962	388,208	411,959
INVESCO VAN KAMPEN SMALL CAP VALUE FUND (CLASS Y)
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.97
Value at end of period	$8.62
Number of accumulation units outstanding at end of period	1,024,018

CFI 351

Condensed Financial Information (continued)

TABLE 40

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007

AMANA GROWTH FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.33	$9.74	$7.36	$8.75
Value at end of period	$14.07	$14.33	$9.74	$7.36
Number of accumulation units outstanding at end of period	54,724	50,614	42,535	4,929
AMANA INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.58	$10.03	$8.12	$9.09
Value at end of period	$13.85	$13.58	$10.03	$8.12
Number of accumulation units outstanding at end of period	64,747	47,509	33,772	5,713
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2007)
Value at beginning of period	$18.28	$16.71	$12.00	$20.21	$18.43
Value at end of period	$15.79	$18.28	$16.71	$12.00	$20.21
Number of accumulation units outstanding at end of period	305,238	294,461	276,848	252,789	147,996
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$36.56	$31.15	$22.98	$39.98	$37.18
Value at end of period	$35.63	$36.56	$31.15	$22.98	$39.98
Number of accumulation units outstanding at end of period	251,909	241,112	228,041	200,288	129,222
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$20.82	$16.24	$12.56	$18.77	$19.16
Value at end of period	$20.04	$20.82	$16.24	$12.56	$18.77
Number of accumulation units outstanding at end of period	49,761	45,573	36,212	28,051	4,303
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$25.17	$20.64	$15.66	$25.10	$24.84
Value at end of period	$24.88	$25.17	$20.64	$15.66	$25.10
Number of accumulation units outstanding at end of period	60,367	62,447	61,999	55,759	24,067
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.90	$14.57	$11.67	$17.57	$18.25
Value at end of period	$17.77	$17.90	$14.57	$11.67	$17.57
Number of accumulation units outstanding at end of period	15,808	17,098	18,306	14,976	2,302
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$25.01	$22.74	$20.41	$22.30	$21.92
Value at end of period	$26.89	$25.01	$22.74	$20.41	$22.30
Number of accumulation units outstanding at end of period	72,609	93,395	96,033	85,454	55,907
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.34
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	0

CFI 352

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.94	$12.86	$9.22	$15.45	$15.18
Value at end of period	$13.73	$14.94	$12.86	$9.22	$15.45
Number of accumulation units outstanding at end of period	76,045	83,975	82,996	75,233	25,696
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.66	$14.88
Value at end of period	$16.36	$15.66
Number of accumulation units outstanding at end of period	12,093	3,267
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.28	$16.30
Value at end of period	$16.81	$16.28
Number of accumulation units outstanding at end of period	20,626	4,893
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.85	$9.34	$7.51	$11.47	$11.36
Value at end of period	$10.38	$10.85	$9.34	$7.51	$11.47
Number of accumulation units outstanding at end of period	197,653	180,244	199,539	186,936	147,496
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.24	$9.50	$7.58	$11.30	$11.43
Value at end of period	$10.70	$11.24	$9.50	$7.58	$11.30
Number of accumulation units outstanding at end of period	75,733	67,536	64,279	57,419	27,102
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.42	$11.15	$9.13	$12.48	$12.23
Value at end of period	$12.33	$12.42	$11.15	$9.13	$12.48
Number of accumulation units outstanding at end of period	266,243	242,824	239,904	212,287	21,495
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.27	$10.78	$8.56	$12.96	$12.67
Value at end of period	$11.88	$12.27	$10.78	$8.56	$12.96
Number of accumulation units outstanding at end of period	646,085	583,075	520,087	492,484	233,574
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.42	$10.84	$8.44	$13.41	$13.03
Value at end of period	$11.85	$12.42	$10.84	$8.44	$13.41
Number of accumulation units outstanding at end of period	554,649	472,321	384,241	302,587	21,367
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.44	$10.81	$8.32	$13.84	$13.38
Value at end of period	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	310,909	272,650	242,654	181,230	35,876
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.62	$10.93
Value at end of period	$11.02	$11.62
Number of accumulation units outstanding at end of period	4,189	37

CFI 353

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	86,348	82,314	54,898	45,639	3,514
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.56	$15.27	$12.22	$19.00	$18.80
Value at end of period	$17.40	$17.56	$15.27	$12.22	$19.00
Number of accumulation units outstanding at end of period	221,780	208,915	193,168	149,177	88,042
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.78	$11.14	$8.82	$14.03	$13.80
Value at end of period	$13.01	$12.78	$11.14	$8.82	$14.03
Number of accumulation units outstanding at end of period	361,476	336,051	306,000	257,342	187,353
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.69	$13.57	$11.48	$12.35	$11.76
Value at end of period	$16.40	$14.69	$13.57	$11.48	$12.35
Number of accumulation units outstanding at end of period	265,699	240,368	214,563	196,769	54,688
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.86	$9.36	$5.06
Value at end of period	$8.32	$10.86	$9.36
Number of accumulation units outstanding at end of period	66,518	56,631	29,101
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$30.54	$29.13
Value at end of period	$29.81	$30.54
Number of accumulation units outstanding at end of period	13,108	2,359
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2009)
Value at beginning of period	$14.08	$12.54	$8.43
Value at end of period	$13.39	$14.08	$12.54
Number of accumulation units outstanding at end of period	19,246	11,573	6,938
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.75	$8.61	$5.63
Value at end of period	$9.18	$10.75	$8.61
Number of accumulation units outstanding at end of period	39,398	25,680	4,592
WANGER SELECT
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.80	$14.06	$8.46	$16.61	$16.34
Value at end of period	$14.65	$17.80	$14.06	$8.46	$16.61
Number of accumulation units outstanding at end of period	206,603	206,820	191,467	166,678	121,257
WANGER USA
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.59	$12.64	$8.88	$14.73	$14.54
Value at end of period	$15.05	$15.59	$12.64	$8.88	$14.73
Number of accumulation units outstanding at end of period	66,450	51,594	43,271	35,741	5,089

CFI 354

Condensed Financial Information (continued)

TABLE 41

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007

ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.25	$13.04	$13.15
Value at end of period	$13.47	$14.25	$13.04
Number of accumulation units outstanding at end of period	0	0	41
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.27	$12.35	$11.08
Value at end of period	$13.97	$14.27	$12.35
Number of accumulation units outstanding at end of period	12,153	8,271	2,140
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.53	$12.09	$11.74
Value at end of period	$13.76	$13.53	$12.09
Number of accumulation units outstanding at end of period	4,238	5,517	2,851
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.33	$10.76	$10.42
Value at end of period	$12.77	$11.33	$10.76
Number of accumulation units outstanding at end of period	54,758	31,406	17,419
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.62	$10.60
Value at end of period	$10.27	$11.62
Number of accumulation units outstanding at end of period	299	752
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.24	$7.80	$4.85
Value at end of period	$7.63	$8.24	$7.80
Number of accumulation units outstanding at end of period	2,654	1,508	1,229
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.79	$9.65
Value at end of period	$10.99	$11.79
Number of accumulation units outstanding at end of period	954	1,036
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.90	$13.07
Value at end of period	$15.76	$15.90
Number of accumulation units outstanding at end of period	2,651	4,078
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.55	$10.33	$8.26	$12.06	$12.28
Value at end of period	$12.04	$11.55	$10.33	$8.26	$12.06
Number of accumulation units outstanding at end of period	10,721	10,784	9,480	5,776	3,114

CFI 355

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.09
Value at end of period	$9.52
Number of accumulation units outstanding at end of period	509
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.15	$7.89	$6.21	$5.85
Value at end of period	$8.66	$9.15	$7.89	$6.21
Number of accumulation units outstanding at end of period	8,755	317	22	3
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during 2009)
Value at beginning of period	$9.90	$8.07	$6.12
Value at end of period	$9.45	$9.90	$8.07
Number of accumulation units outstanding at end of period	88	1,170	429
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.90	$14.57	$10.50	$17.70	$18.14
Value at end of period	$13.70	$15.90	$14.57	$10.50	$17.70
Number of accumulation units outstanding at end of period	39,410	38,646	36,526	15,539	44
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.15	$12.10	$8.94	$15.59	$16.07
Value at end of period	$13.76	$14.15	$12.10	$8.94	$15.59
Number of accumulation units outstanding at end of period	442,686	460,799	485,170	189,809	78,840
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.51	$10.02	$7.71	$13.49	$14.32
Value at end of period	$11.59	$11.51	$10.02	$7.71	$13.49
Number of accumulation units outstanding at end of period	138,091	153,253	152,144	68,690	37,197
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.77	$10.31	$8.05	$15.28	$15.81
Value at end of period	$12.76	$12.77	$10.31	$8.05	$1,528.00
Number of accumulation units outstanding at end of period	210,137	221,755	224,254	107,871	39,028
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.68	$12.12	$9.61	$17.14	$17.74
Value at end of period	$11.30	$13.68	$12.12	$9.61	$17.14
Number of accumulation units outstanding at end of period	25,926	26,623	29,959	14,302	6,985
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.12	$11.04	$8.57	$12.52
Value at end of period	$13.56	$14.12	$11.04	$8.57
Number of accumulation units outstanding at end of period	21,549	26,591	22,761	5,937
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.28	$8.16	$5.43
Value at end of period	$9.08	$9.28	$8.16
Number of accumulation units outstanding at end of period	3,405	3,008	1,056

CFI 356

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.29	$12.56	$9.28	$12.34
Value at end of period	$14.77	$15.29	$12.56	$9.28
Number of accumulation units outstanding at end of period	10,703	12,389	10,314	4,347
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.79	$12.00	$10.00	$13.32
Value at end of period	$9.97	$12.79	$12.00	$10.00
Number of accumulation units outstanding at end of period	4,793	5,243	5,690	9,724
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.04	$10.57	$8.89	$12.40	$12.55
Value at end of period	$11.85	$12.04	$10.57	$8.89	$12.40
Number of accumulation units outstanding at end of period	208,697	237,620	238,935	105,316	51,702
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.33	$10.57	$7.83	$11.34
Value at end of period	$13.59	$13.33	$10.57	$7.83
Number of accumulation units outstanding at end of period	24,366	27,318	29,807	6,134
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.65	$11.86	$9.90	$12.76
Value at end of period	$13.22	$12.65	$11.86	$9.90
Number of accumulation units outstanding at end of period	14,598	14,516	12,043	1,264
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.44	$8.33	$6.40	$10.50	$10.92
Value at end of period	$9.30	$9.44	$8.33	$6.40	$10.50
Number of accumulation units outstanding at end of period	98,588	97,897	115,692	51,400	31,544
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.38	$14.70	$9.65	$16.07	$16.70
Value at end of period	$15.53	$17.38	$14.70	$9.65	$16.07
Number of accumulation units outstanding at end of period	51,531	49,612	52,835	19,468	11,138
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.41	$8.97	$6.72	$9.75
Value at end of period	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	10,584	11,670	11,929	3,089
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.80	$8.46	$6.24	$9.44
Value at end of period	$11.79	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	26,232	26,115	24,498	5,650
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.66	$8.53	$6.85	$9.66
Value at end of period	$10.34	$10.66	$8.53	$6.85
Number of accumulation units outstanding at end of period	4,691	1,236	1,498	1,200

CFI 357

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.67	$10.44	$7.95	$11.02
Value at end of period	$11.09	$11.67	$10.44	$7.95
Number of accumulation units outstanding at end of period	9,077	9,386	7,809	3,632
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.42	$12.82	$9.24	$12.78
Value at end of period	$14.58	$16.42	$12.82	$9.24
Number of accumulation units outstanding at end of period	5,715	4,107	4,685	981
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.12	$12.22	$10.07	$11.95	$11.86
Value at end of period	$14.61	$14.12	$12.22	$10.07	$11.95
Number of accumulation units outstanding at end of period	93,882	97,970	103,329	49,704	14,774
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.37	$11.02	$8.03	$13.65	$13.68
Value at end of period	$12.11	$13.37	$11.02	$8.03	$13.65
Number of accumulation units outstanding at end of period	104,430	128,848	137,728	37,945	12,329
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.28	$10.20
Value at end of period	$11.02	$10.28
Number of accumulation units outstanding at end of period	1,254	714
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.58	$11.05	$8.50	$13.67	$14.10
Value at end of period	$12.51	$12.58	$11.05	$8.50	$13.67
Number of accumulation units outstanding at end of period	1,006,097	1,115,684	1,110,046	384,838	147,509
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.58	$10.19	$8.29	$13.24	$13.60
Value at end of period	$11.55	$11.58	$10.19	$8.29	$13.24
Number of accumulation units outstanding at end of period	321,626	321,791	338,211	137,124	67,012
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.31	$10.95	$8.33	$13.38	$14.01
Value at end of period	$13.13	$13.31	$10.95	$8.33	$13.38
Number of accumulation units outstanding at end of period	200,751	209,030	214,189	136,200	79,643
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.36	$10.08	$8.10	$12.22	$13.33
Value at end of period	$12.23	$12.36	$10.08	$8.10	$12.22
Number of accumulation units outstanding at end of period	107,580	117,577	110,237	64,720	30,109
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.56	$10.86
Value at end of period	$11.05	$11.56
Number of accumulation units outstanding at end of period	370	47

CFI 358

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.54	$11.44	$10.28	$11.26	$11.14
Value at end of period	$13.45	$12.54	$11.44	$10.28	$11.26
Number of accumulation units outstanding at end of period	301,997	322,698	312,052	95,615	28,260
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.17	$7.60	$6.96
Value at end of period	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	32,073	35,875	37,428
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.42	$12.15	$9.58	$13.02
Value at end of period	$10.54	$12.42	$12.15	$9.58
Number of accumulation units outstanding at end of period	16,600	19,039	19,093	15,602
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.27	$9.81	$7.65	$10.55
Value at end of period	$11.01	$11.27	$9.81	$7.65
Number of accumulation units outstanding at end of period	12,455	14,357	18,890	6,775
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.32	$11.89	$9.72	$12.71	$13.10
Value at end of period	$13.14	$13.32	$11.89	$9.72	$12.71
Number of accumulation units outstanding at end of period	141,005	147,710	158,122	94,484	60,198
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.38	$11.03	$8.92	$11.38
Value at end of period	$12.08	$12.38	$11.03	$8.92
Number of accumulation units outstanding at end of period	4,753	4,196	4,852	2,678
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.27	$21.06	$12.31	$25.32	$25.97
Value at end of period	$20.60	$25.27	$21.06	$12.31	$25.32
Number of accumulation units outstanding at end of period	13,648	27,761	36,056	10,146	82
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.35	$10.89	$8.69	$11.74
Value at end of period	$13.56	$13.35	$10.89	$8.69
Number of accumulation units outstanding at end of period	9,342	9,171	13,717	6,211
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.59	$11.54	$9.09	$12.52
Value at end of period	$14.36	$14.59	$11.54	$9.09
Number of accumulation units outstanding at end of period	2,037	2,522	3,167	960
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	129,356

CFI 359

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.66	$7.27	$6.47	$8.44
Value at end of period	$8.94	$8.66	$7.27	$6.47
Number of accumulation units outstanding at end of period	129,244	37,345	36,390	21,764
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.22	$8.53	$6.61	$8.88
Value at end of period	$10.05	$10.22	$8.53	$6.61
Number of accumulation units outstanding at end of period	5,691	7,304	8,908	3,947
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.12	$11.06	$9.40	$11.25
Value at end of period	$12.28	$12.12	$11.06	$9.40
Number of accumulation units outstanding at end of period	7,805	10,221	6,473	1,544
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.82	$15.71	$11.86	$19.09	$19.09
Value at end of period	$18.91	$17.82	$15.71	$11.86	$19.09
Number of accumulation units outstanding at end of period	30,593	24,108	29,244	5,207	90
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$18.01	$13.85	$9.82	$13.82
Value at end of period	$17.87	$18.01	$13.85	$9.82
Number of accumulation units outstanding at end of period	11,450	12,598	13,736	1,266
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.55	$11.55	$11.54	$11.27	$11.18
Value at end of period	$11.53	$11.55	$11.55	$11.54	$11.27
Number of accumulation units outstanding at end of period	99,364	85,110	98,958	26,299	2,292
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.45	$12.48	$8.96	$15.05	$15.84
Value at end of period	$13.24	$14.45	$12.48	$8.96	$15.05
Number of accumulation units outstanding at end of period	379,821	409,311	427,439	212,877	86,346
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.48	$13.59	$9.12	$11.37
Value at end of period	$16.13	$15.48	$13.59	$9.12
Number of accumulation units outstanding at end of period	12,773	16,458	20,963	2,547
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.79	$12.85	$11.44	$11.71
Value at end of period	$14.21	$13.79	$12.85	$11.44
Number of accumulation units outstanding at end of period	61,814	67,142	62,977	25,669
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.74	$9.27	$7.47	$10.14
Value at end of period	$10.25	$10.74	$9.27	$7.47
Number of accumulation units outstanding at end of period	4,566	3,876	3,862	3,298

CFI 360

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.73	$13.25	$7.95	$10.81
Value at end of period	$15.58	$15.73	$13.25	$7.95
Number of accumulation units outstanding at end of period	9,878	15,935	10,133	964
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.12	$9.44	$7.54	$10.18
Value at end of period	$10.56	$11.12	$9.44	$7.54
Number of accumulation units outstanding at end of period	23,900	22,243	24,701	11,538
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.20	$12.62	$10.72
Value at end of period	$14.76	$14.20	$12.62
Number of accumulation units outstanding at end of period	4,994	3,889	4,410
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.21	$8.23	$6.67	$6.61
Value at end of period	$9.42	$9.21	$8.23	$6.67
Number of accumulation units outstanding at end of period	5,850	3,289	3,295	1,991
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.20	$11.91	$10.07
Value at end of period	$13.24	$13.20	$11.91
Number of accumulation units outstanding at end of period	2,796	2,668	3,961
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.20	$12.90	$11.43
Value at end of period	$15.80	$16.20	$12.90
Number of accumulation units outstanding at end of period	6,562	6,606	6,992
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.39	$8.32	$6.37
Value at end of period	$10.17	$10.39	$8.32
Number of accumulation units outstanding at end of period	2,599	1,214	1,018
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.14	$8.83	$6.99	$7.40
Value at end of period	$10.67	$11.14	$8.83	$6.99
Number of accumulation units outstanding at end of period	4,854	3,313	922	687
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.71	$12.66	$9.68	$13.75
Value at end of period	$16.81	$16.71	$12.66	$9.68
Number of accumulation units outstanding at end of period	2,328	3,362	1,703	316
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.91	$12.82	$10.08	$14.65	$15.52
Value at end of period	$15.48	$15.91	$12.82	$10.08	$14.65
Number of accumulation units outstanding at end of period	66,290	74,555	71,760	36,842	14,940

CFI 361

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.28	$11.06	$9.07	$12.43	$12.75
Value at end of period	$12.16	$12.28	$11.06	$9.07	$12.43
Number of accumulation units outstanding at end of period	95,582	94,978	91,456	40,855	28,250
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.12	$10.68	$8.51	$12.91	$13.38
Value at end of period	$11.72	$12.12	$10.68	$8.51	$12.91
Number of accumulation units outstanding at end of period	111,426	102,083	86,100	43,270	19,905
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.28	$10.74	$8.39	$13.36	$13.93
Value at end of period	$11.68	$12.28	$10.74	$8.39	$13.36
Number of accumulation units outstanding at end of period	117,345	101,394	79,932	34,913	3,993
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.30	$10.71	$8.27	$13.78	$14.42
Value at end of period	$11.64	$12.30	$10.71	$8.27	$13.78
Number of accumulation units outstanding at end of period	50,028	58,776	48,961	23,132	706
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.56	$10.86
Value at end of period	$11.05	$11.56
Number of accumulation units outstanding at end of period	370	47
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.60	$9.80
Value at end of period	$10.98	$11.60
Number of accumulation units outstanding at end of period	190	96
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.70	$8.63	$6.96	$8.95
Value at end of period	$9.44	$9.70	$8.63	$6.96
Number of accumulation units outstanding at end of period	32,118	26,552	16,340	4,649
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.42	$11.36	$9.72	$11.69	$11.81
Value at end of period	$12.43	$12.42	$11.36	$9.72	$11.69
Number of accumulation units outstanding at end of period	67,209	59,049	54,633	34,011	3
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.23	$9.22	$7.69	$9.30
Value at end of period	$10.14	$10.23	$9.22	$7.69
Number of accumulation units outstanding at end of period	51,931	70,828	53,194	13,442
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.99	$10.83	$9.21	$12.08	$12.14
Value at end of period	$12.18	$11.99	$10.83	$9.21	$12.08
Number of accumulation units outstanding at end of period	66,540	60,382	60,498	34,769	702

CFI 362

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.75	$10.42	$8.34	$13.07	$13.39
Value at end of period	$11.38	$11.75	$10.42	$8.34	$13.07
Number of accumulation units outstanding at end of period	40,242	38,079	36,700	25,444	16,799
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.87	$10.62	$8.74	$12.60	$12.80
Value at end of period	$11.77	$11.87	$10.62	$8.74	$12.60
Number of accumulation units outstanding at end of period	33,945	33,757	34,864	19,599	2,421
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.36	$12.63	$9.50	$12.52
Value at end of period	$14.74	$14.36	$12.63	$9.50
Number of accumulation units outstanding at end of period	73,058	73,492	63,842	29,032
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.30	$11.93	$8.17	$14.41	$14.91
Value at end of period	$14.69	$15.30	$11.93	$8.17	$14.41
Number of accumulation units outstanding at end of period	414,600	456,632	461,823	186,942	102,737
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.00	$10.47	$8.40	$11.31
Value at end of period	$11.87	$12.00	$10.47	$8.40
Number of accumulation units outstanding at end of period	20,822	18,882	15,873	4,008
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.56	$11.64	$8.16	$14.15	$14.68
Value at end of period	$13.39	$13.56	$11.64	$8.16	$14.15
Number of accumulation units outstanding at end of period	115,103	117,656	127,488	81,169	22,841
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.65	$12.90	$9.40	$18.67	$19.49
Value at end of period	$12.81	$14.65	$12.90	$9.40	$18.67
Number of accumulation units outstanding at end of period	6,635	6,341	7,100	1,461	3
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.06	$8.35	$6.33	$10.21
Value at end of period	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	36,821	36,539	40,427	16,456
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.72	$9.04	$6.85	$9.24
Value at end of period	$9.14	$9.72	$9.04	$6.85
Number of accumulation units outstanding at end of period	4,290	1,657	6,242	284
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.00	$11.70	$8.10	$13.48	$14.37
Value at end of period	$11.26	$13.00	$11.70	$8.10	$13.48
Number of accumulation units outstanding at end of period	28,613	25,041	34,561	15,771	7,263

CFI 363

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.46	$10.83	$10.25	$9.66
Value at end of period	$12.26	$11.46	$10.83	$10.25
Number of accumulation units outstanding at end of period	4,635	742	1,879	28
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.66	$10.30	$7.84	$13.05	$13.86
Value at end of period	$11.33	$11.66	$10.30	$7.84	$13.05
Number of accumulation units outstanding at end of period	93,389	113,559	111,107	68,371	35,033
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.85	$12.34	$10.83
Value at end of period	$12.96	$13.85	$12.34
Number of accumulation units outstanding at end of period	2,080	1,784	1,313
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.03	$9.58	$7.93	$13.83	$14.40
Value at end of period	$10.14	$11.03	$9.58	$7.93	$13.83
Number of accumulation units outstanding at end of period	28,169	26,915	26,655	14,916	5,121
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.33	$12.20	$9.53	$13.68	$14.03
Value at end of period	$13.29	$13.33	$12.20	$9.53	$13.68
Number of accumulation units outstanding at end of period	50,638	47,829	48,752	16,970	5,163
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.14	$7.75
Value at end of period	$8.59	$9.14
Number of accumulation units outstanding at end of period	0	6,107
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.48	$9.23	$7.20	$9.90
Value at end of period	$11.25	$11.48	$9.23	$7.20
Number of accumulation units outstanding at end of period	8,561	5,471	3,897	39
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.22	$9.76	$7.73	$10.71
Value at end of period	$11.70	$12.22	$9.76	$7.73
Number of accumulation units outstanding at end of period	26,281	27,400	27,917	8,298
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.18	$9.15	$7.03	$11.54	$11.64
Value at end of period	$10.81	$11.18	$9.15	$7.03	$11.54
Number of accumulation units outstanding at end of period	5,546	4,558	1,473	42	88
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.39	$13.68	$9.98	$16.10	$16.58
Value at end of period	$14.18	$15.39	$13.68	$9.98	$16.10
Number of accumulation units outstanding at end of period	4,961	4,790	2,953	1,212	47

CFI 364

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$27.67	$21.85	$12.05	$23.25	$24.21
Value at end of period	$22.61	$27.67	$21.85	$12.05	$23.25
Number of accumulation units outstanding at end of period	53,386	63,742	77,076	24,999	438
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.98	$11.35	$8.30	$12.22
Value at end of period	$13.63	$13.98	$11.35	$8.30
Number of accumulation units outstanding at end of period	7,320	9,060	13,593	4,251
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.24	$10.96	$9.06	$11.39
Value at end of period	$11.98	$12.24	$10.96	$9.06
Number of accumulation units outstanding at end of period	5,827	5,391	4,943	3,388
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.23	$12.27	$10.39	$11.76
Value at end of period	$14.74	$13.23	$12.27	$10.39
Number of accumulation units outstanding at end of period	37,833	26,901	21,682	18,382
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.77	$9.32	$5.35	$12.83	$13.35
Value at end of period	$8.23	$10.77	$9.32	$5.35	$12.83
Number of accumulation units outstanding at end of period	28,334	43,075	47,077	4,067	6
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.58	$12.38	$7.73	$11.31
Value at end of period	$14.30	$14.58	$12.38	$7.73
Number of accumulation units outstanding at end of period	12,894	11,579	11,719	3,936
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.48	$8.40	$7.83
Value at end of period	$8.95	$10.48	$8.40
Number of accumulation units outstanding at end of period	5,977	8,167	2,064
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.41	$15.49	$13.07	$12.33	$12.39
Value at end of period	$16.96	$17.41	$15.49	$13.07	$12.33
Number of accumulation units outstanding at end of period	45,337	54,527	46,051	8,276	205
THE BOND FUND OF AMERICASM
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.73	$10.03	$8.73
Value at end of period	$11.40	$10.73	$10.03
Number of accumulation units outstanding at end of period	6,803	4,827	3,088
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.31	$11.88	$8.85	$14.57	$15.19
Value at end of period	$12.63	$13.31	$11.88	$8.85	$14.57
Number of accumulation units outstanding at end of period	35,014	34,252	41,718	8,716	96

CFI 365

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.92
Value at end of period	$8.79
Number of accumulation units outstanding at end of period	3,976
WANGER INTERNATIONAL
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.67	$8.56	$5.73	$7.92
Value at end of period	$9.09	$10.67	$8.56	$5.73
Number of accumulation units outstanding at end of period	6,153	4,106	6,432	304
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.78	$13.29	$8.02	$15.78	$16.89
Value at end of period	$13.78	$16.78	$13.29	$8.02	$15.78
Number of accumulation units outstanding at end of period	14,803	17,699	23,091	4,520	95
WANGER USA
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.84	$11.25	$7.93	$11.57
Value at end of period	$13.32	$13.84	$11.25	$7.93
Number of accumulation units outstanding at end of period	5,940	5,130	5,161	2,889
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.70	$10.35	$8.72	$13.08	$13.74
Value at end of period	$12.49	$11.70	$10.35	$8.72	$13.08
Number of accumulation units outstanding at end of period	17,396	19,117	15,249	8,135	79

TABLE 42

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009

AMANA GROWTH FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$14.24	$13.35
Value at end of period	$13.92	$14.24
Number of accumulation units outstanding at end of period	937	6
AMANA INCOME FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.50	$12.65
Value at end of period	$13.70	$13.50
Number of accumulation units outstanding at end of period	1,089	7
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.50
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	5,866

CFI 366

	Condensed Financial Information (continued)

	2011	2010	2009

ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.60	$10.75
Value at end of period	$10.25	$11.60
Number of accumulation units outstanding at end of period	5,887	931
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$8.21	$7.40
Value at end of period	$7.58	$8.21
Number of accumulation units outstanding at end of period	496	496
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.86	$12.67	$11.53
Value at end of period	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	777	40	36
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.25
Value at end of period	$9.40
Number of accumulation units outstanding at end of period	117
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.78	$14.49	$14.61
Value at end of period	$13.58	$15.78	$14.49
Number of accumulation units outstanding at end of period	3,532	1,614	2,558
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.05	$12.03	$11.80
Value at end of period	$13.64	$14.05	$12.03
Number of accumulation units outstanding at end of period	51,830	39,060	37,437
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.43	$9.96	$10.00
Value at end of period	$11.49	$11.43	$9.96
Number of accumulation units outstanding at end of period	24,410	8,177	10,320
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.67	$10.25	$9.97
Value at end of period	$12.65	$12.67	$10.25
Number of accumulation units outstanding at end of period	51,131	22,646	22,263
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.58	$12.06	$12.22
Value at end of period	$11.21	$13.58	$12.06
Number of accumulation units outstanding at end of period	3,536	1,535	1,868
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during 2009)
Value at beginning of period	$14.02	$10.98	$8.54
Value at end of period	$13.44	$14.02	$10.98
Number of accumulation units outstanding at end of period	5,476	2,651	2,253

CFI 367

Condensed Financial Information (continued)

	2011	2010	2009

FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.86
Value at end of period	$9.03
Number of accumulation units outstanding at end of period	1,171
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.97
Value at end of period	$14.64
Number of accumulation units outstanding at end of period	1,852
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.70	$11.93	$12.19
Value at end of period	$9.88	$12.70	$11.93
Number of accumulation units outstanding at end of period	284	104	97
ING BALANCED PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.93	$10.50	$8.84
Value at end of period	$11.73	$11.93	$10.50
Number of accumulation units outstanding at end of period	6,450	3,413	3,681
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.24	$10.50	$10.33
Value at end of period	$13.48	$13.24	$10.50
Number of accumulation units outstanding at end of period	7,195	5,373	5,763
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.56	$11.79	$11.04
Value at end of period	$13.11	$12.56	$11.79
Number of accumulation units outstanding at end of period	535	446	624
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$8.29	$8.04
Value at end of period	$9.22	$9.37	$8.29
Number of accumulation units outstanding at end of period	31,395	11,188	11,112
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$17.23	$14.59	$9.59
Value at end of period	$15.37	$17.23	$14.59
Number of accumulation units outstanding at end of period	8,957	6,972	19,510
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.37	$8.95	$8.87
Value at end of period	$9.80	$10.37	$8.95
Number of accumulation units outstanding at end of period	1,516	1,347	625
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.72	$8.41	$7.63
Value at end of period	$11.69	$10.72	$8.41
Number of accumulation units outstanding at end of period	3,164	5,141	2,872

CFI 368

	Condensed Financial Information (continued)

	2011	2010	2009

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.58	$8.14
Value at end of period	$10.25	$10.58
Number of accumulation units outstanding at end of period	1,345	786
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.58	$10.38	$10.17
Value at end of period	$11.00	$11.58	$10.38
Number of accumulation units outstanding at end of period	2,549	1,561	761
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.30	$12.75	$12.60
Value at end of period	$14.46	$16.30	$12.75
Number of accumulation units outstanding at end of period	572	475	418
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.02	$12.15	$12.09
Value at end of period	$14.48	$14.02	$12.15
Number of accumulation units outstanding at end of period	8,696	6,245	5,964
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.25	$10.94	$11.19
Value at end of period	$11.99	$13.25	$10.94
Number of accumulation units outstanding at end of period	52,260	14,619	13,768
ING GNMA INCOME FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.88
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	337
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.47	$10.97	$8.45
Value at end of period	$12.39	$12.47	$10.97
Number of accumulation units outstanding at end of period	125,758	110,056	114,228
ING INDEX PLUS LARGE CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.48	$10.12	$8.25
Value at end of period	$11.43	$11.48	$10.12
Number of accumulation units outstanding at end of period	38,737	28,228	29,644
ING INDEX PLUS MID CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.20	$10.87	$8.29
Value at end of period	$12.99	$13.20	$10.87
Number of accumulation units outstanding at end of period	17,051	7,029	9,165
ING INDEX PLUS SMALL CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.25	$10.01	$8.05
Value at end of period	$12.11	$12.25	$10.01
Number of accumulation units outstanding at end of period	7,360	5,894	7,639

CFI 369

Condensed Financial Information (continued)

	2011	2010	2009

ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.43	$11.36	$10.22
Value at end of period	$13.31	$12.43	$11.36
Number of accumulation units outstanding at end of period	19,032	5,350	5,115
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.14	$7.58	$7.72
Value at end of period	$7.12	$8.14	$7.58
Number of accumulation units outstanding at end of period	1,554	1,200	1,856
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.31	$12.06	$12.57
Value at end of period	$10.43	$12.31	$12.06
Number of accumulation units outstanding at end of period	3,832	2,979	2,750
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.19	$9.76	$9.62
Value at end of period	$10.91	$11.19	$9.76
Number of accumulation units outstanding at end of period	5,992	4,347	3,951
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.23	$11.82	$11.79
Value at end of period	$13.03	$13.23	$11.82
Number of accumulation units outstanding at end of period	21,646	12,351	12,153
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.29	$10.97	$11.00
Value at end of period	$11.98	$12.29	$10.97
Number of accumulation units outstanding at end of period	1,208	627	238
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$25.09	$20.94	$20.25
Value at end of period	$20.42	$25.09	$20.94
Number of accumulation units outstanding at end of period	4,139	1,734	1,487
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.13
Value at end of period	$13.44
Number of accumulation units outstanding at end of period	106
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.54
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	746
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.33
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	28,846

CFI 370

	Condensed Financial Information (continued)

	2011	2010	2009

ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.59	$7.23	$7.07
Value at end of period	$8.86	$8.59	$7.23
Number of accumulation units outstanding at end of period	12,942	770	525
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.18	$8.51	$8.39
Value at end of period	$9.99	$10.18	$8.51
Number of accumulation units outstanding at end of period	1,972	1,840	1,337
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.07
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	482
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.69	$15.62	$15.14
Value at end of period	$18.75	$17.69	$15.62
Number of accumulation units outstanding at end of period	2,232	5,642	5,277
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$17.86	$13.75	$9.76
Value at end of period	$17.69	$17.86	$13.75
Number of accumulation units outstanding at end of period	6,166	1,753	2,830
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.45	$11.47	$11.48
Value at end of period	$11.41	$11.45	$11.47
Number of accumulation units outstanding at end of period	16,946	2,562	1,475
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.34	$12.41	$12.25
Value at end of period	$13.13	$14.34	$12.41
Number of accumulation units outstanding at end of period	60,362	41,335	41,022
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.37	$13.51	$13.04
Value at end of period	$15.99	$15.37	$13.51
Number of accumulation units outstanding at end of period	806	739	711
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.69	$12.78	$12.75
Value at end of period	$14.08	$13.69	$12.78
Number of accumulation units outstanding at end of period	13,670	10,212	8,191
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.20
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	2,116

CFI 371

	Condensed Financial Information (continued)

	2011	2010	2009

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.62	$13.18	$12.83
Value at end of period	$15.44	$15.62	$13.18
Number of accumulation units outstanding at end of period	442	11	1,025
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.04	$9.38	$9.30
Value at end of period	$10.47	$11.04	$9.38
Number of accumulation units outstanding at end of period	15,103	2,965	2,590
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.16	$13.89
Value at end of period	$14.70	$14.16
Number of accumulation units outstanding at end of period	143	106
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$9.75
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	181
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.16	$11.78
Value at end of period	$13.19	$13.16
Number of accumulation units outstanding at end of period	127	209
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.16	$12.89	$12.51
Value at end of period	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	1,949	796	121
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.09	$10.72
Value at end of period	$10.62	$11.09
Number of accumulation units outstanding at end of period	43	560
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$16.56	$12.57	$9.63
Value at end of period	$16.64	$16.56	$12.57
Number of accumulation units outstanding at end of period	4.279	2,945	268
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$15.77	$12.73	$10.02
Value at end of period	$15.32	$15.77	$12.73
Number of accumulation units outstanding at end of period	11,445	9,746	9,393
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.19	$11.00	$10.87
Value at end of period	$12.05	$12.19	$11.00
Number of accumulation units outstanding at end of period	319	265	212

CFI 372

Condensed Financial Information (continued)

	2011	2010	2009

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.60
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	2,838
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.19	$10.68	$10.55
Value at end of period	$11.58	$12.19	$10.68
Number of accumulation units outstanding at end of period	3,133	1,790	1,694
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.21	$10.65	$10.54
Value at end of period	$11.54	$12.21	$10.65
Number of accumulation units outstanding at end of period	2,075	1,243	1,016
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.89	$10.75	$9.15
Value at end of period	$12.05	$11.89	$10.75
Number of accumulation units outstanding at end of period	1,858	326	276
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.65	$10.34	$8.29
Value at end of period	$11.26	$11.65	$10.34
Number of accumulation units outstanding at end of period	5,009	5,304	4,944
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.76	$10.54	$9.69
Value at end of period	$11.65	$11.76	$10.54
Number of accumulation units outstanding at end of period	201	920	696
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.48
Value at end of period	$14.61
Number of accumulation units outstanding at end of period	4,443
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.19	$11.86	$11.57
Value at end of period	$14.57	$15.19	$11.86
Number of accumulation units outstanding at end of period	148,506	109,532	112,758
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.92	$10.41	$10.32
Value at end of period	$11.77	$11.92	$10.41
Number of accumulation units outstanding at end of period	2,443	280	244
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.47	$11.57	$11.06
Value at end of period	$13.27	$13.47	$11.57
Number of accumulation units outstanding at end of period	23,615	8,508	7,184

CFI 373

	Condensed Financial Information (continued)

	2011	2010	2009

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.54	$12.83	$13.16
Value at end of period	$12.70	$14.54	$12.83
Number of accumulation units outstanding at end of period	444	106	75
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.03	$8.32	$8.49
Value at end of period	$7.91	$9.03	$8.32
Number of accumulation units outstanding at end of period	12,980	13,064	14,326
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.00
Value at end of period	$9.06
Number of accumulation units outstanding at end of period	113
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.90	$11.63	$11.17
Value at end of period	$11.17	$12.90	$11.63
Number of accumulation units outstanding at end of period	9,552	5,841	6,059
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.42	$10.80	$10.84
Value at end of period	$12.19	$11.42	$10.80
Number of accumulation units outstanding at end of period	359	19	19
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.57	$10.24	$10.06
Value at end of period	$11.23	$11.57	$10.24
Number of accumulation units outstanding at end of period	12,733	7,531	6,792
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.79
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	34
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.33
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	3,248
INVESCO V.I.CORE EQUITY FUND
(Funds were first received in this option during 2009)
Value at beginning of period	$13.24	$12.13	$9.49
Value at end of period	$13.18	$13.24	$12.13
Number of accumulation units outstanding at end of period	8,874	7,402	7,887
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.51
Value at end of period	$8.52
Number of accumulation units outstanding at end of period	98

CFI 374

	Condensed Financial Information (continued)

	2011	2010	2009

LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.84
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	362
LORD ABBETT SERIES FUND – MID CAP VALUE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.13	$9.71	$7.70
Value at end of period	$11.60	$12.13	$9.71
Number of accumulation units outstanding at end of period	14,811	4,271	4,059
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.28	$13.60	$13.38
Value at end of period	$14.05	$15.28	$13.60
Number of accumulation units outstanding at end of period	3,226	2,017	1,961
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$27.47	$21.72	$20.91
Value at end of period	$22.41	$27.47	$21.72
Number of accumulation units outstanding at end of period	14,370	12,576	12,545
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.43
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	128
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.06
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	986
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.14	$12.20	$12.02
Value at end of period	$14.61	$13.14	$12.20
Number of accumulation units outstanding at end of period	1,799	1,417	1,417
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.70	$9.27	$9.09
Value at end of period	$8.16	$10.70	$9.27
Number of accumulation units outstanding at end of period	5,164	4,278	3,535
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$14.47	$12.38
Value at end of period	$14.17	$14.47
Number of accumulation units outstanding at end of period	217	127
SMALLCAP WORLD FUND®
(Funds were first received in this option during March 2010)
Value at beginning of period	$10.43	$8.85
Value at end of period	$8.90	$10.43
Number of accumulation units outstanding at end of period	2,685	2,685

CFI 375

	Condensed Financial Information (continued)

	2011	2010	2009

TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.29	$15.40	$15.19
Value at end of period	$16.81	$17.29	$15.40
Number of accumulation units outstanding at end of period	3,341	764	626
THE BOND FUND OF AMERICASM
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.76
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	430
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.21	$11.81	$11.54
Value at end of period	$12.52	$13.21	$11.81
Number of accumulation units outstanding at end of period	5,038	2,052	775
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.37
Value at end of period	$8.78
Number of accumulation units outstanding at end of period	1,497
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.60	$8.52	$8.44
Value at end of period	$9.01	$10.60	$8.52
Number of accumulation units outstanding at end of period	2,906	3,399	2,399
WANGER SELECT
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.66	$13.22	$12.64
Value at end of period	$13.66	$16.66	$13.22
Number of accumulation units outstanding at end of period	4,297	2,039	1,456
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.74	$12.67
Value at end of period	$13.21	$13.74
Number of accumulation units outstanding at end of period	2,908	1,957
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.62	$10.29	$9.96
Value at end of period	$12.38	$11.62	$10.29
Number of accumulation units outstanding at end of period	1,485	64	44

CFI 376

Condensed Financial Information (continued)

TABLE 43

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.36	$8.27	$6.36	$10.47	$10.68
Value at end of period	$9.19	$9.36	$8.27	$6.36	$10.47
Number of accumulation units outstanding at end of period	495	494	495	495	495
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85	$21.23
Value at end of period	$25.23	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85
Number of accumulation units outstanding at end of period	675	675	675	674	783	783	783
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73	$9.73
Value at end of period	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,816	1,816	1,817	1,816	1,816	1,816	1,817
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61	$18.55
Value at end of period	$19.95	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61
Number of accumulation units outstanding at end of period	1,446	1,446	1,446	1,446	1,446	1,446	1,446
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70	$17.94
Value at end of period	$20.14	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70
Number of accumulation units outstanding at end of period	509	509	509	509	509	509	509
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17	$9.50
Value at end of period	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	95	95	95	95	95	95	95
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51	$21.30
Value at end of period	$26.06	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51
Number of accumulation units outstanding at end of period	51	51	51	51	51	51	51

TABLE 44

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50% (Selected data for accumulation units outstanding throughout each period)

2011

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.53
Value at end of period	$17.60
Number of accumulation units outstanding at end of period	36,699

CFI 377

Condensed Financial Information (continued)

2011

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.42
Value at end of period	$12.81
Number of accumulation units outstanding at end of period	863
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.45
Value at end of period	$13.11
Number of accumulation units outstanding at end of period	6,017
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.07
Value at end of period	$19.54
Number of accumulation units outstanding at end of period	1,102
ING BALANCED PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.31
Value at end of period	$13.33
Number of accumulation units outstanding at end of period	2,345
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.20
Value at end of period	$9.17
Number of accumulation units outstanding at end of period	2,672
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.94
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	2,338
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.36
Value at end of period	$14.27
Number of accumulation units outstanding at end of period	9,537
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.45
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	2,377
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.46
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	10,290
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.95
Value at end of period	$16.97
Number of accumulation units outstanding at end of period	374

CFI 378

Condensed Financial Information (continued)

2011

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.22
Value at end of period	$16.64
Number of accumulation units outstanding at end of period	1,253
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.17
Value at end of period	$16.35
Number of accumulation units outstanding at end of period	15,050
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$7.11
Value at end of period	$7.09
Number of accumulation units outstanding at end of period	4,821
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.17
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	4,336
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.43
Value at end of period	$12.76
Number of accumulation units outstanding at end of period	28,175
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.46
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	1,033
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.48
Value at end of period	$8.80
Number of accumulation units outstanding at end of period	17,822
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.50
Value at end of period	$19.31
Number of accumulation units outstanding at end of period	114
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.92
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	5,519
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.84
Value at end of period	$12.75
Number of accumulation units outstanding at end of period	15,370

CFI 379

Condensed Financial Information (continued)

2011

ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.04
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	2,753
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.29
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	4,505
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.15
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	6,768
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.27
Value at end of period	$17.70
Number of accumulation units outstanding at end of period	35
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.54
Value at end of period	$13.65
Number of accumulation units outstanding at end of period	806
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.19
Value at end of period	$13.94
Number of accumulation units outstanding at end of period	3,950
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$7.94
Value at end of period	$7.88
Number of accumulation units outstanding at end of period	3,242
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.50
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	1,298
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.32
Value at end of period	$14.19
Number of accumulation units outstanding at end of period	773

CFI 380

Condensed Financial Information (continued)

TABLE 45

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008

AMANA GROWTH FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.34
Value at end of period	$13.79
Number of accumulation units outstanding at end of period	93
AMANA INCOME FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.41
Value at end of period	$13.58
Number of accumulation units outstanding at end of period	133
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.23	$11.34
Value at end of period	$12.60	$11.23
Number of accumulation units outstanding at end of period	238	10
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.77	$14.59
Value at end of period	$15.55	$15.77
Number of accumulation units outstanding at end of period	175	175
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.04	$8.83	$6.37	$9.56
Value at end of period	$10.45	$11.04	$8.83	$6.37
Number of accumulation units outstanding at end of period	0	28	28	271
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.05	$7.84	$6.20	$9.02
Value at end of period	$8.52	$9.05	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	0	0	187
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.81	$8.12	$5.88	$8.34
Value at end of period	$7.56	$8.81	$8.12	$5.88
Number of accumulation units outstanding at end of period	6,103	5,315	5,853	5,628
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.84	$7.59	$5.64	$8.34
Value at end of period	$8.55	$8.84	$7.59	$5.64
Number of accumulation units outstanding at end of period	68,421	73,979	78,775	73,289
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.07	$7.06	$5.46	$8.09
Value at end of period	$8.08	$8.07	$7.06	$5.46
Number of accumulation units outstanding at end of period	10,496	12,197	15,464	1,276

CFI 381

Condensed Financial Information (continued)

	2011	2010	2009	2008

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.07	$6.55	$5.14	$8.25
Value at end of period	$8.03	$8.07	$6.55	$5.14
Number of accumulation units outstanding at end of period	22,105	22,685	23,855	23,298
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.75	$6.90	$5.50	$7.96
Value at end of period	$6.37	$7.75	$6.90	$5.50
Number of accumulation units outstanding at end of period	1,362	1,273	1,094	1,313
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.33	$8.12	$6.33	$9.57
Value at end of period	$9.87	$10.33	$8.12	$6.33
Number of accumulation units outstanding at end of period	1,174	1,179	2,265	1,766
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.10
Value at end of period	$8.94
Number of accumulation units outstanding at end of period	56
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.41	$9.42	$7.00	$9.49
Value at end of period	$10.97	$11.41	$9.42	$7.00
Number of accumulation units outstanding at end of period	15	121	156	194
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.07	$6.66	$5.58	$8.07
Value at end of period	$5.48	$7.07	$6.66	$5.58
Number of accumulation units outstanding at end of period	33	94	773	1,011
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.56	$8.44	$7.13	$9.13
Value at end of period	$9.37	$9.56	$8.44	$7.13
Number of accumulation units outstanding at end of period	10,192	10,246	12,395	12,434
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.54	$7.60	$5.66	$8.64
Value at end of period	$9.68	$9.54	$7.60	$5.66
Number of accumulation units outstanding at end of period	2,080	1,915	1,094	813
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.95	$8.43	$7.07	$9.63
Value at end of period	$9.31	$8.95	$8.43	$7.07
Number of accumulation units outstanding at end of period	0	28	28	28
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.65	$7.67	$5.92	$8.60
Value at end of period	$8.47	$8.65	$7.67	$5.92
Number of accumulation units outstanding at end of period	9,617	10,279	10,063	8,119

CFI 382

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.44	$8.87	$5.85	$2.98
Value at end of period	$9.28	$10.44	$8.87	$5.85
Number of accumulation units outstanding at end of period	2,116	1,922	1,842	1,627
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.29	$8.91	$6.71	$9.75
Value at end of period	$9.69	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	245	291	277	246
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.13	$7.19	$5.33	$9.05
Value at end of period	$9.93	$9.13	$7.19	$5.33
Number of accumulation units outstanding at end of period	128	127	927	452
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.55
Value at end of period	$9.31
Number of accumulation units outstanding at end of period	55
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.63	$7.76	$5.94	$8.55
Value at end of period	$8.16	$8.63	$7.76	$5.94
Number of accumulation units outstanding at end of period	30	30	736	585
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.42	$8.18	$5.92	$9.00
Value at end of period	$9.21	$10.42	$8.18	$5.92
Number of accumulation units outstanding at end of period	881	855	19	300
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.80	$10.26	$8.50	$10.05
Value at end of period	$12.14	$11.80	$10.26	$8.50
Number of accumulation units outstanding at end of period	1,463	1,445	1,786	3,178
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.88	$8.19	$6.00	$9.38
Value at end of period	$8.91	$9.88	$8.19	$6.00
Number of accumulation units outstanding at end of period	9,053	9,409	10,227	8,628
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.93	$7.88	$6.10	$8.78
Value at end of period	$8.84	$8.93	$7.88	$6.10
Number of accumulation units outstanding at end of period	23,495	24,625	20,845	22,885
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.55	$7.56	$6.18	$8.55
Value at end of period	$8.47	$8.55	$7.56	$6.18
Number of accumulation units outstanding at end of period	6,553	7,441	7,298	6,908

CFI 383

Condensed Financial Information (continued)

	2011	2010	2009	2008

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.53	$7.88	$6.03	$9.10
Value at end of period	$9.35	$9.53	$7.88	$6.03
Number of accumulation units outstanding at end of period	4,191	3,938	3,606	2,964
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.35	$7.67	$6.19	$9.13
Value at end of period	$9.21	$9.35	$7.67	$6.19
Number of accumulation units outstanding at end of period	2,952	4,371	4,238	3,489
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.13	$10.21	$9.22	$9.83
Value at end of period	$11.88	$11.13	$10.21	$9.22
Number of accumulation units outstanding at end of period	14,637	14,145	13,128	12,500
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.08	$7.55	$5.95	$8.48
Value at end of period	$7.04	$8.08	$7.55	$5.95
Number of accumulation units outstanding at end of period	359	275	551	41
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.28	$7.16	$5.67	$8.13
Value at end of period	$6.15	$7.28	$7.16	$5.67
Number of accumulation units outstanding at end of period	43	43	1,533	637
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.80	$7.70	$6.03	$8.44
Value at end of period	$8.55	$8.80	$7.70	$6.03
Number of accumulation units outstanding at end of period	1,969	2,211	2,013	1,750
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.16	$9.11	$7.48	$9.06
Value at end of period	$9.97	$10.16	$9.11	$7.48
Number of accumulation units outstanding at end of period	4,690	6,363	6,284	6,347
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.03	$8.09	$6.57	$8.60
Value at end of period	$8.77	$9.03	$8.09	$6.57
Number of accumulation units outstanding at end of period	4,688	4,424	4,124	3,800
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.95	$8.33	$4.89	$8.04
Value at end of period	$8.07	$9.95	$8.33	$4.89
Number of accumulation units outstanding at end of period	2,014	1,845	2,540	2,215
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.92	$8.12	$6.51	$9.03
Value at end of period	$10.02	$9.92	$8.12	$6.51
Number of accumulation units outstanding at end of period	227	118	517	466

CFI 384

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	3,481
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.90	$7.51	$6.72	$9.03
Value at end of period	$9.15	$8.90	$7.51	$6.72
Number of accumulation units outstanding at end of period	10,831	5,645	5,205	5,392
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.11	$8.48	$6.60	$9.50
Value at end of period	$9.89	$10.11	$8.48	$6.60
Number of accumulation units outstanding at end of period	0	27	27	20
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.70	$8.90	$7.60	$9.24
Value at end of period	$9.78	$9.70	$8.90	$7.60
Number of accumulation units outstanding at end of period	1,764	1,739	2,250	470
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.36	$8.29	$6.29	$8.89
Value at end of period	$9.88	$9.36	$8.29	$6.29
Number of accumulation units outstanding at end of period	5,309	4,975	5,395	5,841
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.54	$8.92	$6.36	$9.50
Value at end of period	$11.40	$11.54	$8.92	$6.36
Number of accumulation units outstanding at end of period	1,907	118	110	109
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.23	$10.28	$10.33	$10.28
Value at end of period	$10.16	$10.23	$10.28	$10.33
Number of accumulation units outstanding at end of period	561	10,901	11,106	11,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.16	$7.95	$5.74	$8.34
Value at end of period	$8.35	$9.16	$7.95	$5.74
Number of accumulation units outstanding at end of period	20,741	25,596	27,739	29,434
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.90	$11.37	$7.67	$9.55
Value at end of period	$13.37	$12.90	$11.37	$7.67
Number of accumulation units outstanding at end of period	1,327	1,327	2,080	699
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.13	$11.37	$10.17	$10.21
Value at end of period	$12.44	$12.13	$11.37	$10.17
Number of accumulation units outstanding at end of period	980	1,158	1,159	316

CFI 385

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.07	$7.87	$6.37	$9.01
Value at end of period	$8.61	$9.07	$7.87	$6.37
Number of accumulation units outstanding at end of period	0	0	0	264
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.59	$11.50	$11.50
Value at end of period	$13.39	$13.59	$11.50
Number of accumulation units outstanding at end of period	16	11	0
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.30	$7.93	$6.37	$8.90
Value at end of period	$8.79	$9.30	$7.93	$6.37
Number of accumulation units outstanding at end of period	30	30	30	30
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.39
Value at end of period	$14.56
Number of accumulation units outstanding at end of period	111
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.11	$8.18	$6.94
Value at end of period	$9.27	$9.11	$8.18
Number of accumulation units outstanding at end of period	49	825	339
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.09	$11.87	$10.06
Value at end of period	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	818	597	435
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.06	$12.86	$11.42
Value at end of period	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	1,307	26	20
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.28	$8.47
Value at end of period	$10.01	$10.28
Number of accumulation units outstanding at end of period	368	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.01	$9.10
Value at end of period	$10.50	$11.01
Number of accumulation units outstanding at end of period	369	485
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.81	$8.23	$6.33	$9.61
Value at end of period	$10.82	$10.81	$8.23	$6.33
Number of accumulation units outstanding at end of period	438	317	182	62

CFI 386

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.30	$8.35	$6.59	$9.64
Value at end of period	$9.97	$10.30	$8.35	$6.59
Number of accumulation units outstanding at end of period	1,111	1,078	1,094	870
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.61	$8.71	$7.17	$9.20
Value at end of period	$9.47	$9.61	$8.71	$7.17
Number of accumulation units outstanding at end of period	379	312	239	155
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.07	$8.03	$6.43	$8.83
Value at end of period	$8.72	$9.07	$8.03	$6.43
Number of accumulation units outstanding at end of period	901	168	168	138
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.85	$7.78	$6.11	$8.65
Value at end of period	$8.38	$8.85	$7.78	$6.11
Number of accumulation units outstanding at end of period	4,603	1,785	1,786	1,785
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.58	$7.51	$5.82	$8.52
Value at end of period	$8.07	$8.58	$7.51	$5.82
Number of accumulation units outstanding at end of period	4,000	3,310	3,224	2,947
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.59	$8.57	$6.95	$9.28
Value at end of period	$9.29	$9.59	$8.57	$6.95
Number of accumulation units outstanding at end of period	9	9	9	9
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.46	$9.67
Value at end of period	$10.42	$10.46
Number of accumulation units outstanding at end of period	201	198
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.79	$7.83	$6.30	$8.72
Value at end of period	$8.47	$8.79	$7.83	$6.30
Number of accumulation units outstanding at end of period	141	113	80	39
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.66	$9.42	$7.12	$9.71
Value at end of period	$10.88	$10.66	$9.42	$7.12
Number of accumulation units outstanding at end of period	1,603	1,721	1,302	444
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.26	$8.04	$5.53	$9.16
Value at end of period	$9.81	$10.26	$8.04	$5.53
Number of accumulation units outstanding at end of period	18,164	20,112	19,832	18,898

CFI 387

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.82	$7.73	$6.23	$8.67
Value at end of period	$8.68	$8.82	$7.73	$6.23
Number of accumulation units outstanding at end of period	5,044	5,000	5,052	3,806
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.27	$7.99	$5.63	$8.73
Value at end of period	$9.10	$9.27	$7.99	$5.63
Number of accumulation units outstanding at end of period	6,053	5,206	4,444	4,118
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.61	$6.74	$4.93	$7.95
Value at end of period	$6.62	$7.61	$6.74	$4.93
Number of accumulation units outstanding at end of period	560	470	373	717
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.96	$8.30	$6.32	$8.86
Value at end of period	$7.83	$8.96	$8.30	$6.32
Number of accumulation units outstanding at end of period	0	0	110	75
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.29	$7.75	$5.90	$8.41
Value at end of period	$7.76	$8.29	$7.75	$5.90
Number of accumulation units outstanding at end of period	0	0	546	48
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.09	$8.22	$5.72	$8.15
Value at end of period	$7.84	$9.09	$8.22	$5.72
Number of accumulation units outstanding at end of period	417	387	356	315
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.34	$10.76	$10.24	$9.88
Value at end of period	$12.06	$11.34	$10.76	$10.24
Number of accumulation units outstanding at end of period	409	409	774	7
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.45	$7.50	$5.74	$8.70
Value at end of period	$8.17	$8.45	$7.50	$5.74
Number of accumulation units outstanding at end of period	276	260	243	221
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.69	$6.71	$5.58	$8.18
Value at end of period	$7.03	$7.69	$6.71	$5.58
Number of accumulation units outstanding at end of period	779	1,109	1,109	1,109
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.49	$8.73	$6.85	$9.52
Value at end of period	$9.41	$9.49	$8.73	$6.85
Number of accumulation units outstanding at end of period	240	206	169	123

CFI 388

	Condensed Financial Information (continued)

	2011	2010	2009	2008

LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.94	$7.18	$5.71	$8.34
Value at end of period	$8.51	$8.94	$7.18	$5.71
Number of accumulation units outstanding at end of period	1,871	1,671	1,315	874
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.33	$8.34	$6.11	$8.60
Value at end of period	$8.55	$9.33	$8.34	$6.11
Number of accumulation units outstanding at end of period	0	0	81	46
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.61	$9.22	$5.11	$8.47
Value at end of period	$9.44	$11.61	$9.22	$5.11
Number of accumulation units outstanding at end of period	9,398	9,774	7,544	5,493
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.77	$7.97	$5.85	$9.10
Value at end of period	$9.48	$9.77	$7.97	$5.85
Number of accumulation units outstanding at end of period	1,305	1,089	811	297
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.22	$8.30	$6.89	$9.14
Value at end of period	$8.98	$9.22	$8.30	$6.89
Number of accumulation units outstanding at end of period	455	495	299	116
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.02	$11.20	$9.53	$10.71
Value at end of period	$13.32	$12.02	$11.20	$9.53
Number of accumulation units outstanding at end of period	2,123	2,123	855	1,329
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.21	$7.13	$4.12	$7.65
Value at end of period	$6.24	$8.21	$7.13	$4.12
Number of accumulation units outstanding at end of period	2,358	2,117	3,495	3,212
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.82	$10.08	$7.29
Value at end of period	$11.53	$11.82	$10.08
Number of accumulation units outstanding at end of period	460	376	306
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.36	$8.35	$5.48	$8.85
Value at end of period	$8.81	$10.36	$8.35	$5.48
Number of accumulation units outstanding at end of period	0	30	30	22
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.97	$12.49	$10.59	$10.29
Value at end of period	$13.54	$13.97	$12.49	$10.59
Number of accumulation units outstanding at end of period	2,640	2,426	1,623	233

CFI 389

	Condensed Financial Information (continued)

	2011	2010	2009	2008

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.79	$7.89	$5.91	$8.83
Value at end of period	$8.30	$8.79	$7.89	$5.91
Number of accumulation units outstanding at end of period	27,276	26,492	25,848	21,786
WANGER INTERNATIONAL
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.42	$7.59	$5.11	$7.66
Value at end of period	$7.98	$9.42	$7.59	$5.11
Number of accumulation units outstanding at end of period	114	114	100	132
WANGER SELECT
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.95	$7.92	$4.80	$8.52
Value at end of period	$8.13	$9.95	$7.92	$4.80
Number of accumulation units outstanding at end of period	3,246	1,552	1,129	1,348
WANGER USA
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.07	$8.22	$5.83	$9.06
Value at end of period	$9.64	$10.07	$8.22	$5.83
Number of accumulation units outstanding at end of period	235	196	151	88
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.54	$7.59	$6.43	$8.61
Value at end of period	$9.07	$8.54	$7.59	$6.43
Number of accumulation units outstanding at end of period	834	589	527	177

TABLE 46

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54	$20.99	$17.73	$20.347
Value at end of period	$25.39	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54	$20.99	$17.73
Number of accumulation units outstanding at end of period	0	0	0	0	3,425	3,482	4,096	3,526	3,121	2,632
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.02	$7.82	$6.19	$8.88
Value at end of period	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	57,930	61,804	68,063	66,220
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.76	$8.00	$6.10	$9.01
Value at end of period	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	142,364	154,123	180,796	168,795
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$12.71
Value at end of period	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79
Number of accumulation units outstanding at end of period	29,170	32,305	33,940	27,027	10,808	7,970	3,284

CFI 390

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45	$17.62	$19.593
Value at end of period	$33.30	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45	$17.62
Number of accumulation units outstanding at end of period	179,268	191,496	212,686	145,938	145,423	142,497	116,047	78,803	69,294	64,126
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13	$20.01	$15.47	$18.78
Value at end of period	$23.47	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13	$20.01	$15.47
Number of accumulation units outstanding at end of period	0	0	0	0	47,875	44,943	45,682	41,498	37,714	32,379
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31	$13.14	$18.946
Value at end of period	$20.32	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31	$13.14
Number of accumulation units outstanding at end of period	0	17	0	95,499	73,759	83,958	95,310	110,098	104,176	92,639
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47	$13.72	$9.65	$12.198
Value at end of period	$16.07	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47	$13.72	$9.65
Number of accumulation units outstanding at end of period	0	0	0	0	9,673	7,983	8,187	8,504	11,577	5,109
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28	$10.71
Value at end of period	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	36,658	37,403	31,775	28,953	32,581	27,737	38,869	20,826	6,039	328
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.15	$8.09	$6.12	$10.17
Value at end of period	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	456,739	466,994	506,994	532,615
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11	$8.26
Value at end of period	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	7,714	10,772	7,693	6,124	5,925	4,748	3,583	3,944	293	19
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.04	$13.24	$11.10	$19.85	$17.19	$13.41	$12.70
Value at end of period	$10.88	$14.04	$13.24	$11.10	$19.85	$17.19	$13.41
Number of accumulation units outstanding at end of period	0	0	0	0	3,849	2,360	457
ING BALANCED PORTFOLIO
Value at beginning of period	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28	$24.21	$20.53	$23.078
Value at end of period	$29.04	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28	$24.21	$20.53
Number of accumulation units outstanding at end of period	0	0	0	0	61,710	69,428	81,843	81,457	85,541	88,272
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.80
Value at end of period	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	19,261	19,636	21,025	20,859	23,133	23,479	23,357	16	8,265
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24	$10.67
Value at end of period	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	7,770	9,110	12,867	11,914	3,898	1,817	1,334
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.23	$8.19	$6.32	$10.44	$10.67
Value at end of period	$9.04	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	0	0	0	0	64,528

CFI 391

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.45	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469
Value at end of period	$4.85	$5.45	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60
Number of accumulation units outstanding at end of period	129,545	130,158	175,214	178,798	179,166	174,066	167,365	153,745	139,563	81,539
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.27	$8.90	$6.71	$9.74
Value at end of period	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	4,945	5,759	7,090	5,061
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.51	$8.28	$6.14	$10.07	$12.34	$10.42
Value at end of period	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	22,631	28,872	21,837	8,929	3,511	12,852
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.37	$8.34	$6.74	$10.31	$10.28
Value at end of period	$10.11	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	0	0	0	0	340
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69	$13.05
Value at end of period	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	0	0	0	0	3,163	1,697	808	1,152	1,609
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86	$10.96
Value at end of period	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	204,021	213,122	226,742	226,366	2,930	3,387	213
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05	$9.89
Value at end of period	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	30,118	28,477	27,838	26,197	29,996	30,773	34,987
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	61,706	55,198	53,647	47,843	30,843
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03	$19.56	$15.64	$21.015
Value at end of period	$24.39	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03	$19.56	$15.64
Number of accumulation units outstanding at end of period	897	0	0	0	175,649	212,796	251,743	277,870	286,831	297,219
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16	$17.46	$13.95	$17.926
Value at end of period	$20.23	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16	$17.46	$13.95
Number of accumulation units outstanding at end of period	0	0	0	0	133,424	136,756	146,524	140,917	120,969	97,109
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34	$16.72	$12.72	$14.592
Value at end of period	$23.25	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34	$16.72	$12.72
Number of accumulation units outstanding at end of period	0	0	0	0	59,202	62,234	65,545	56,917	47,856	358,285

CFI 392

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12	$12.49	$9.25	$10.739
Value at end of period	16.61	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12	$12.49	$9.25
Number of accumulation units outstanding at end of period	0	0	0	0	11,940	15,670	20,542	20,570	18,770	13,905
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62	$17.65	$16.426
Value at end of period	$25.14	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62	$17.65
Number of accumulation units outstanding at end of period	22,236	18,908	20,038	21,798	23,108	26,043	31,506	29,875	27,953	25,268
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.05	$7.53	$6.92
Value at end of period	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	12,141	12,765	14,627
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$8.69
Value at end of period	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	36,238	36,876	42,101	42,886	6,888	7,576	7,956	3,692	1,046	625
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$8.15
Value at end of period	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	0	0	0	0	10,159	9,043	8,280	4,594	751	17
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73	$9.98
Value at end of period	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	187,344	198,460	220,683	234,751	112,324	126,104	137,161
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	3,553	2,139	7,093	6,335	6,303	4,225	1,179
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45	$11.21
Value at end of period	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	0	0	0	0	15,966	12,050	3,322
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20	$9.30
Value at end of period	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	8,209	8,776	8,383	7,663	10,002	6,967	4,986	2,888	576	99
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33	$11.30
Value at end of period	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33
Number of accumulation units outstanding at end of period	0	0	0	0	1,200	959	70
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	53,420	51,459	64,104	60,249	60,116

CFI 393

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$11.32	$10.44
Value at end of period	$14.44	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	5,599	4,235	5,113	803	96
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44	$10.82
Value at end of period	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	18,802	19,098	21,155	21,966	17,801	7,566	3,243
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96	$7.08
Value at end of period	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period	0	0	0	0	2,237	2,143	1,757	3,321	817	5
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33	$14.31	$14.197
Value at end of period	$15.93	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33	$14.31
Number of accumulation units outstanding at end of period	27,151	32,861	32,923	61,458	56,606	33,694	20,415	32,437	39,761	52,594
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70	$10.02
Value at end of period	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	0	0	0	0	321,849	335,930	350,684
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51	$10.40
Value at end of period	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	13,610	11,302	13,760	9,180	3,054	2,009	713
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75	$10.13
Value at end of period	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	21,622	19,163	18,966	15,482	13,013	8,009	7,399	8,166	5,072	80
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.45	$9.07	$7.35	$11.31	$10.83	$9.75
Value at end of period	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	3,999	4,417	2,530	2,070	1,739	304
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.31	$12.97	$7.82	$11.17	$10.61	$10.58
Value at end of period	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	0	0	0	0	2,360	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.83	$9.23	$7.42	$11.15	$10.63	$9.30
Value at end of period	$10.22	$10.83	$9.23	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	0	0	0	0	29,968	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.08	$8.16	$6.64	$6.30
Value at end of period	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	213,760	220,242	271,465	275,244

CFI 394

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.24	$8.25	$5.93	$5.89
Value at end of period	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	117,352	126,204	147,717	147,022
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.98	$8.75	$6.90
Value at end of period	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	1,734	791	16
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02	$5.65
Value at end of period	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period	0	0	0	0	2,506	2,104	1,318	723	8,231	85
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89	$20.17	$14.79	$19.418
Value at end of period	$31.48	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89	$20.17	$14.79
Number of accumulation units outstanding at end of period	0	0	0	0	26,605	25,658	27,097	26,937	26,385	22,296
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71	$10.38
Value at end of period	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71
Number of accumulation units outstanding at end of period	14,712	15,559	8,442	7,208	38,153	5,713	15
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.72	$10.38	$8.32	$12.68	$12.22	$11.25
Value at end of period	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22
Number of accumulation units outstanding at end of period	18,626	19,510	23,662	20,100	14,613	21,572
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.87	$10.45	$8.20	$13.13	$12.57	$11.48
Value at end of period	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	48,908	55,119	52,485	51,405	8,961	4,567
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.89	$10.41	$8.08	$13.55	$12.91	$11.68
Value at end of period	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	24,824	22,040	20,047	14,260	9,808	3,166
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.80
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	82
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.01	$11.04	$9.50	$11.49	$11.37
Value at end of period	$11.95	$12.01	$11.04	$9.50	$11.49
Number of accumulation units outstanding at end of period	80	80	640	2,431	2,392
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.81
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	61

CFI 395

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57	$16.40	$14.55	$15.328
Value at end of period	$20.14	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57	$16.40	$14.55
Number of accumulation units outstanding at end of period	0	0	0	0	5,901	4,795	4,446	4,460	4,511	3,078
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38	$16.54	$13.41	$15.67
Value at end of period	$19.28	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38	$16.54	$13.41
Number of accumulation units outstanding at end of period	0	0	0	0	9,611	11,975	10,341	9,323	10,040	9,348
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77	$16.25	$13.71	$15.279
Value at end of period	$19.47	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77	$16.25	$13.71
Number of accumulation units outstanding at end of period	0	0	0	0	9,226	6,466	6,425	6,889	6,848	7,208
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.65
Value at end of period	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	67,554	58,522	28,872	32,285	27,063	11,468	3,553
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14	$9.94
Value at end of period	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	0	0	0	0	256,546	298,591	339,121
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21	$11.42
Value at end of period	$15.37	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21
Number of accumulation units outstanding at end of period	140,378	149,917	166,560	158,900	21,525	14,819	12,211	1,827	87
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33	$14.88	$19.559
Value at end of period	$25.19	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33	$14.88
Number of accumulation units outstanding at end of period	32,697	38,544	44,193	44,471	48,672	53,823	55,772	50,275	48,392	41,814
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$11.68
Value at end of period	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	4,444	4,681	7,499	6,716	6,949	5,257	115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.46	$8.85	$6.74	$11.27	$11.09	$10.51
Value at end of period	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	2,349	2,080	4,786	3,375	2,540	1,587
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$29.06	$26.30	$18.31	$30.64	$28.80	$24.85	$24.66	$22.02	$17.33	$25.021
Value at end of period	$25.05	$29.06	$26.30	$18.31	$30.64	$28.80	$24.85	$24.66	$22.02	$17.33
Number of accumulation units outstanding at end of period	0	0	0	0	12,246	12,777	14,130	19,335	19,792	20,407
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.30	$10.73	$10.17
Value at end of period	$12.02	$11.30	$10.73
Number of accumulation units outstanding at end of period	11,375	8,967	6
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.63	$15.67	$11.99	$20.06	$19.99	$17.59	$16.21	$14.24	$11.49	$15.42
Value at end of period	$17.05	$17.63	$15.67	$11.99	$20.06	$19.99	$17.59	$16.21	$14.24	$11.49
Number of accumulation units outstanding at end of period	0	0	0	0	29,290	33,807	36,918	37,904	37,740	3,409

CFI 396

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.37	$8.18	$6.81	$11.94	$10.75	$10.19	$9.44	$8.92	$6.94	$9.25
Value at end of period	$8.56	$9.37	$8.18	$6.81	$11.94	$10.75	$10.19	$9.44	$8.92	$6.94
Number of accumulation units outstanding at end of period	0	0	0	0	20,410	21,967	12,160	10,171	10,287	9
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50	$7.86	$6.37	$7.61
Value at end of period	$10.48	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50	$7.86	$6.37
Number of accumulation units outstanding at end of period	0	0	0	0	12,263	11,329	6,724	6,085	5,120	3,866
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.32	$9.14	$7.17	$10.09
Value at end of period	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	83,694	88,108	94,683	99,617
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38	$8.61
Value at end of period	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	0	0	0	0	90,317	89,562	85,245	43,373	22,574	1,455
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.88	$8.95	$6.92	$11.42	$10.73	$9.79
Value at end of period	$10.46	$10.88	$8.95	$6.92	$11.42	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	29	146
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.11	$14.40	$10.56	$17.13	$14.90	$12.91
Value at end of period	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90
Number of accumulation units outstanding at end of period	214,935	237,291	268,153	256,382	1,808	1,862
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$37.03
Value at end of period	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15
Number of accumulation units outstanding at end of period	34,088	32,658	29,125	20,457	11,408	7,494	3,274
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76	$10.80
Value at end of period	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76
Number of accumulation units outstanding at end of period	0	0	0	0	4,436	3,819	18
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$11.17
Value at end of period	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26
Number of accumulation units outstanding at end of period	11,636	11,281	12,946	8,426	1,155	592	255
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.85
Value at end of period	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95
Number of accumulation units outstanding at end of period	50,448	40,715	19,772	10,579	5,283	1,183	1,689
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.54	$9.17	$5.29	$12.77	$10.30
Value at end of period	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	11,602

CFI 397

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.74
Value at end of period	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80
Number of accumulation units outstanding at end of period	0	0	0	0	5,055	1,367	1,227
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20	$11.14
Value at end of period	$18.65	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20
Number of accumulation units outstanding at end of period	18,543	21,241	25,641	24,063	13,166	2,660	1,679
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$11.73
Value at end of period	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29
Number of accumulation units outstanding at end of period	157,239	162,415	173,084	162,147	13,963	9,313	2,390
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.44	$8.43	$5.67	$10.51	$10.78
Value at end of period	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	15,138	13,547	10,906	2,794	3,818
WANGER SELECT
(Funds were first received in this option during December 2005)
Value at beginning of period	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$12.60
Value at end of period	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54
Number of accumulation units outstanding at end of period	38,446	33,583	24,391	13,331	12,439	4,148	21
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.96
Value at end of period	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81
Number of accumulation units outstanding at end of period	13,202	10,657	9,968	10,212	2,628	2,743	4,278
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.95
Value at end of period	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14
Number of accumulation units outstanding at end of period	0	0	98	0	8,027	3,289	829

TABLE 47

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007

ALGER GREEN FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$14.12	$12.99	$12.49
Value at end of period	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	46	100	13
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.87	$7.04	$6.11	$9.85
Value at end of period	$7.95	$7.87	$7.04	$6.11
Number of accumulation units outstanding at end of period	3,994	4,827	4,526	5,201

CFI 398

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.15	$12.30	$9.90
Value at end of period	$13.77	$14.15	$12.30
Number of accumulation units outstanding at end of period	42,818	24,479	4,835
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.41	$12.04	$10.44
Value at end of period	$13.56	$13.41	$12.04
Number of accumulation units outstanding at end of period	94,262	71,150	25,157
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.22	$10.73	$10.10
Value at end of period	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	13,467	12,900	8,063
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.57	$8.50
Value at end of period	$10.18	$11.57
Number of accumulation units outstanding at end of period	6,051	383
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.12	$7.73	$5.58	$9.30
Value at end of period	$7.47	$8.12	$7.73	$5.58
Number of accumulation units outstanding at end of period	19,331	15,171	1,864	791
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.75	$9.68
Value at end of period	$10.89	$11.75
Number of accumulation units outstanding at end of period	41,973	11,025
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.75	$12.63	$10.47
Value at end of period	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	2,009	1,500	85
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.30	$10.16	$8.17	$12.00	$11.76
Value at end of period	$11.72	$11.30	$10.16	$8.17	$12.00
Number of accumulation units outstanding at end of period	9,516	6,679	8,230	7,660	9,839
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.38
Value at end of period	$9.48
Number of accumulation units outstanding at end of period	656
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.02	$7.82	$6.19	$8.91
Value at end of period	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	26,151	30,366	31,564	19,702

CFI 399

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.76	$8.00	$6.10	$9.61
Value at end of period	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	10,759	12,205	10,716	5,054
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.82	$8.04	$6.11	$10.08
Value at end of period	$9.35	$9.82	$8.04	$6.11
Number of accumulation units outstanding at end of period	89	224	152	1,630
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.55	$14.33	$10.38	$17.61	$14.80
Value at end of period	$13.33	$15.55	$14.33	$10.38	$17.61
Number of accumulation units outstanding at end of period	205,104	192,690	166,556	136,957	96,627
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.84	$11.90	$8.84	$15.50	$13.24
Value at end of period	$13.38	$13.84	$11.90	$8.84	$15.50
Number of accumulation units outstanding at end of period	451,227	473,538	463,388	422,624	372,912
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.26	$9.86	$7.63	$13.41	$13.27
Value at end of period	$11.28	$11.26	$9.86	$7.63	$13.41
Number of accumulation units outstanding at end of period	48,864	57,406	58,973	63,469	74,296
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.49	$10.14	$7.97	$15.20	$12.04
Value at end of period	$12.41	$12.49	$10.14	$7.97	$15.20
Number of accumulation units outstanding at end of period	62,805	60,841	60,583	66,033	66,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.38	$11.93	$9.50	$17.04	$14.52
Value at end of period	$11.00	$13.38	$11.93	$9.50	$17.04
Number of accumulation units outstanding at end of period	7,981	7,275	7,671	6,853	10,212
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.82	$10.86	$8.48	$12.76	$13.47
Value at end of period	$13.19	$13.82	$10.86	$8.48	$12.76
Number of accumulation units outstanding at end of period	23,224	21,991	21,562	19,672	22,636
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.15	$8.09	$6.12	$9.80
Value at end of period	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	38,057	41,505	26,512	13,284
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.96	$12.36	$9.18	$12.60	$13.25
Value at end of period	$14.37	$14.96	$12.36	$9.18	$12.60
Number of accumulation units outstanding at end of period	10,530	7,414	4,596	3,772	3,347

CFI 400

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.51	$11.80	$9.89	$17.69	$15.21
Value at end of period	$9.70	$12.51	$11.80	$9.89	$17.69
Number of accumulation units outstanding at end of period	27,388	31,015	37,827	31,366	19,643
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.76	$10.39	$8.78	$12.31	$11.76
Value at end of period	$11.51	$11.76	$10.39	$8.78	$12.31
Number of accumulation units outstanding at end of period	153,281	190,576	220,709	232,643	262,619
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.04	$10.39	$7.75	$13.29	$12.77
Value at end of period	$13.22	$13.04	$10.39	$7.75	$13.29
Number of accumulation units outstanding at end of period	38,716	36,333	32,265	28,007	15,999
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.38	$11.66	$9.79	$13.84	$12.98
Value at end of period	$12.86	$12.38	$11.66	$9.79	$13.84
Number of accumulation units outstanding at end of period	4,853	2,805	1,748	1,410	1,095
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.23	$8.19	$6.32	$10.44	$10.67
Value at end of period	$9.04	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	18,407	18,406	19,879	18,763	29,052
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.99	$14.44	$9.53	$15.96	$13.54
Value at end of period	$15.09	$16.99	$14.44	$9.53	$15.96
Number of accumulation units outstanding at end of period	11,998	15,939	14,657	14,899	10,365
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.27	$8.90	$6.71	$9.74
Value at end of period	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	9,544	9,262	7,535	6,979
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.56	$8.32	$6.17	$10.12	$13.08
Value at end of period	$11.47	$10.56	$8.32	$6.17	$10.12
Number of accumulation units outstanding at end of period	21,133	21,143	6,588	6,625	3,164
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.42	$8.39	$6.78	$10.37	$10.34
Value at end of period	$10.06	$10.42	$8.39	$6.78	$10.37
Number of accumulation units outstanding at end of period	2,332	2,182	1,731	94	85
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.41	$10.27	$7.86	$13.04	$12.53
Value at end of period	$10.79	$11.41	$10.27	$7.86	$13.04
Number of accumulation units outstanding at end of period	2,459	2,132	2,627	675	991

CFI 401

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.06	$12.61	$9.13	$15.13	$13.43
Value at end of period	$14.19	$16.06	$12.61	$9.13	$15.13
Number of accumulation units outstanding at end of period	62,674	59,469	49,152	33,278	17,177
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.81	$12.02	$9.96	$11.89	$11.17
Value at end of period	$14.21	$13.81	$12.02	$9.96	$11.89
Number of accumulation units outstanding at end of period	67,713	75,128	75,277	73,897	69,804
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.06	$10.83	$7.94	$13.56	$10.12
Value at end of period	$11.77	$13.06	$10.83	$7.94	$13.56
Number of accumulation units outstanding at end of period	26,225	46,935	41,649	36,869	32,694
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.25	$10.25
Value at end of period	$10.92	$10.25
Number of accumulation units outstanding at end of period	7,346	20
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.29	$10.85	$8.40	$13.58	$12.62
Value at end of period	$12.16	$12.29	$10.85	$8.40	$13.58
Number of accumulation units outstanding at end of period	202,807	215,934	224,808	234,804	259,820
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.32	$10.01	$8.19	$13.15	$12.46
Value at end of period	$11.22	$11.32	$10.01	$8.19	$13.15
Number of accumulation units outstanding at end of period	105,309	114,037	114,603	122,044	142,278
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.01	$10.76	$8.23	$13.29	$13.13
Value at end of period	$12.76	$13.01	$10.76	$8.23	$13.29
Number of accumulation units outstanding at end of period	116,037	134,111	141,957	144,516	147,986
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.07	$9.91	$8.00	$12.14	$13.16
Value at end of period	$11.89	$12.07	$9.91	$8.00	$12.14
Number of accumulation units outstanding at end of period	24,022	26,938	26,217	27,913	33,827
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.88
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	99
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.25	$11.24	$10.16	$11.19	$10.79
Value at end of period	$13.07	$12.25	$11.24	$10.16	$11.19
Number of accumulation units outstanding at end of period	131,940	132,663	136,850	177,823	166,671

CFI 402

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.05	$7.53	$5.93	$5.05
Value at end of period	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	12,486	11,865	10,539	1
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.14	$11.94	$9.46	$16.66	$14.79
Value at end of period	$10.24	$12.14	$11.94	$9.46	$16.66
Number of accumulation units outstanding at end of period	3,043	3,515	7,476	8,433	8,999
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.02	$9.65	$7.57	$12.01	$12.30
Value at end of period	$10.71	$11.02	$9.65	$7.57	$12.01
Number of accumulation units outstanding at end of period	36,474	44,284	50,823	46,204	66,090
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.03	$11.70	$9.61	$12.64	$12.21
Value at end of period	$12.79	$13.03	$11.70	$9.61	$12.64
Number of accumulation units outstanding at end of period	56,500	68,422	70,595	70,262	82,177
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.11	$10.85	$8.82	$13.12	$12.64
Value at end of period	$11.75	$12.11	$10.85	$8.82	$13.12
Number of accumulation units outstanding at end of period	18,462	21,188	21,499	20,663	15,928
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$24.72	$20.71	$12.17	$25.18	$17.89
Value at end of period	$20.04	$24.72	$20.71	$12.17	$25.18
Number of accumulation units outstanding at end of period	4,237	5,264	13,331	7,416	14,909
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.06	$10.71	$8.59	$12.93	$13.01
Value at end of period	$13.19	$13.06	$10.71	$8.59	$12.93
Number of accumulation units outstanding at end of period	72,069	66,324	52,840	44,280	35,979
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.27	$11.35	$8.99	$12.93	$13.58
Value at end of period	$13.97	$14.27	$11.35	$8.99	$12.93
Number of accumulation units outstanding at end of period	5,198	4,691	2,626	1,384	1,284
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	53,568
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.47	$7.15	$6.40	$9.23	$9.44
Value at end of period	$8.70	$8.47	$7.15	$6.40	$9.23
Number of accumulation units outstanding at end of period	334,339	275,985	284,567	264,071	192,970

CFI 403

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.07	$8.45	$6.58	$10.23
Value at end of period	$9.85	$10.07	$8.45	$6.58
Number of accumulation units outstanding at end of period	1,832	1,300	1,152	951
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.86	$10.88	$9.30	$12.08	$11.82
Value at end of period	$11.95	$11.86	$10.88	$9.30	$12.08
Number of accumulation units outstanding at end of period	4,818	2,328	2,327	3,232	3,133
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$17.43	$15.46	$11.73	$18.99	$16.57
Value at end of period	$18.40	$17.43	$15.46	$11.73	$18.99
Number of accumulation units outstanding at end of period	4,405	3,319	6,210	5,660	7,944
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.60	$13.61	$9.70	$15.67	$12.80
Value at end of period	$17.37	$17.60	$13.61	$9.70	$15.67
Number of accumulation units outstanding at end of period	7,756	8,034	126	104	600
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.29	$11.35	$11.41	$11.20	$10.81
Value at end of period	$11.20	$11.29	$11.35	$11.41	$11.20
Number of accumulation units outstanding at end of period	32,119	29,117	27,390	65,820	55,530
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.13	$12.27	$8.87	$14.97	$14.00
Value at end of period	$12.88	$14.13	$12.27	$8.87	$14.97
Number of accumulation units outstanding at end of period	126,644	135,872	139,273	143,517	172,507
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.15	$13.36	$9.02	$11.73	$11.69
Value at end of period	$15.69	$15.15	$13.36	$9.02	$11.73
Number of accumulation units outstanding at end of period	11,599	7,152	8,221	2,165	3,344
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.49	$12.64	$11.32	$11.43	$10.67
Value at end of period	$13.82	$13.49	$12.64	$11.32	$11.43
Number of accumulation units outstanding at end of period	144,326	131,664	129,223	66,132	48,660
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.51	$9.12	$7.39	$11.37	$10.91
Value at end of period	$9.98	$10.51	$9.12	$7.39	$11.37
Number of accumulation units outstanding at end of period	8,487	7,757	9,500	8,479	7,920
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.39	$13.03	$7.86	$11.23	$11.29
Value at end of period	$15.16	$15.39	$13.03	$7.86	$11.23
Number of accumulation units outstanding at end of period	7,985	10,641	8,559	1,198	1,055

CFI 404

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.88	$9.28	$7.46	$11.21	$11.00
Value at end of period	$10.28	$10.88	$9.28	$7.46	$11.21
Number of accumulation units outstanding at end of period	38,187	45,398	45,799	38,821	38,854
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.07	$12.57	$10.71
Value at end of period	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	1,437	1,198	1,384
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.08	$8.16	$6.64	$10.05
Value at end of period	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	5,412	5,049	3,556	1,013
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.08	$11.86	$10.06
Value at end of period	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	1,143	690	711
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.05	$12.86	$11.41
Value at end of period	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	1,210	1,177	1,101
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.24	$8.25	$5.57
Value at end of period	$9.97	$10.24	$8.25
Number of accumulation units outstanding at end of period	2,157	2,747	1,027
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.98	$8.75	$7.04
Value at end of period	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	6,294	5,379	920
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.33	$12.44	$9.57	$14.72	$13.79
Value at end of period	$16.33	$16.33	$12.44	$9.57	$14.72
Number of accumulation units outstanding at end of period	10,745	10,430	4,297	3,555	3,287
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.55	$12.60	$9.96	$14.56	$14.18
Value at end of period	$15.04	$15.55	$12.60	$9.96	$14.56
Number of accumulation units outstanding at end of period	70,168	66,642	55,858	47,319	45,927
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.01	$10.88	$8.97	$12.36	$12.07
Value at end of period	$11.83	$12.01	$10.88	$8.97	$12.36
Number of accumulation units outstanding at end of period	29,188	30,774	23,640	16,605	11,202

CFI 405

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.86	$10.51	$8.42	$12.83	$12.54
Value at end of period	$11.40	$11.86	$10.51	$8.42	$12.83
Number of accumulation units outstanding at end of period	38,196	34,102	25,924	26,858	18,618
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.01	$10.57	$8.30	$13.28	$12.89
Value at end of period	$11.36	$12.01	$10.57	$8.30	$13.28
Number of accumulation units outstanding at end of period	40,732	35,260	27,640	18,920	8,291
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.03	$10.53	$8.18	$13.71	$13.25
Value at end of period	$11.32	$12.03	$10.53	$8.18	$13.71
Number of accumulation units outstanding at end of period	21,052	17,920	15,746	12,035	9,149
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.16
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	43
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.56	$8.55	$6.93	$9.03
Value at end of period	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	0	0	495	100
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.15	$11.17	$9.61	$11.63	$11.31
Value at end of period	$12.10	$12.15	$11.17	$9.61	$11.63
Number of accumulation units outstanding at end of period	1,079	817	465	123	1,177
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.08	$9.14	$7.66	$9.26
Value at end of period	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	36	0	100	99
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.72	$10.64	$9.10	$12.00	$11.47
Value at end of period	$11.83	$11.72	$10.64	$9.10	$12.00
Number of accumulation units outstanding at end of period	4,544	6,830	5,637	7,500	6,367
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.48	$10.24	$8.24	$12.99	$12.42
Value at end of period	$11.06	$11.48	$10.24	$8.24	$12.99
Number of accumulation units outstanding at end of period	17,552	19,980	20,024	19,418	21,424
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.60	$10.43	$8.63	$12.52	$11.94
Value at end of period	$11.44	$11.60	$10.43	$8.63	$12.52
Number of accumulation units outstanding at end of period	8,463	7,995	7,506	9,833	9,697

CFI 406

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.05	$12.42	$9.40	$13.07	$12.68
Value at end of period	$14.34	$14.05	$12.42	$9.40	$13.07
Number of accumulation units outstanding at end of period	257,806	218,284	184,173	158,864	107,270
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.96	$11.74	$8.08	$14.33	$13.08
Value at end of period	$14.29	$14.96	$11.74	$8.08	$14.33
Number of accumulation units outstanding at end of period	68,263	71,330	76,390	76,134	83,507
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.74	$10.30	$8.31	$13.02	$12.73
Value at end of period	$11.55	$11.74	$10.30	$8.31	$13.02
Number of accumulation units outstanding at end of period	29,804	29,341	24,705	11,927	10,953
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.27	$11.45	$8.07	$14.08	$12.83
Value at end of period	$13.02	$13.27	$11.45	$8.07	$14.08
Number of accumulation units outstanding at end of period	55,306	54,179	55,952	54,369	56,241
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.33	$12.69	$9.30	$18.56	$15.15
Value at end of period	$12.46	$14.33	$12.69	$9.30	$18.56
Number of accumulation units outstanding at end of period	9,903	6,983	5,935	4,904	4,867
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.93	$8.27	$6.31	$10.20
Value at end of period	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	18,827	17,514	20,206	25,435
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.51	$8.90	$6.78	$11.33	$11.32
Value at end of period	$8.90	$9.51	$8.90	$6.78	$11.33
Number of accumulation units outstanding at end of period	1,651	1,878	1,786	1,760	1,845
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.71	$11.51	$8.01	$13.41	$12.75
Value at end of period	$10.96	$12.71	$11.51	$8.01	$13.41
Number of accumulation units outstanding at end of period	18,930	20,641	23,578	22,881	21,596
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.30	$10.73	$10.22	$10.00
Value at end of period	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	3,219	2,834	1,489	20
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.40	$10.13	$7.75	$12.97	$12.88
Value at end of period	$11.02	$11.40	$10.13	$7.75	$12.97
Number of accumulation units outstanding at end of period	25,568	28,157	32,057	34,978	37,082

CFI 407

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.73	$12.30	$10.44
Value at end of period	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	2,186	1,694	1,122
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.79	$9.42	$7.84	$13.75	$12.28
Value at end of period	$9.86	$10.79	$9.42	$7.84	$13.75
Number of accumulation units outstanding at end of period	6,426	6,451	6,580	7,895	7,722
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.04	$12.00	$9.43	$13.60	$12.62
Value at end of period	$12.93	$13.04	$12.00	$9.43	$13.60
Number of accumulation units outstanding at end of period	3,369	4,343	5,756	5,242	7,310
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.95	$7.33	$6.37
Value at end of period	$8.36	$8.95	$7.33
Number of accumulation units outstanding at end of period	933	0	9
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.32	$9.14	$7.17	$10.23
Value at end of period	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	18,883	5,874	692	97
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.95	$9.60	$7.65	$12.71	$13.15
Value at end of period	$11.38	$11.95	$9.60	$7.65	$12.71
Number of accumulation units outstanding at end of period	35,868	39,374	42,024	39,803	42,650
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.94	$9.00	$6.96	$11.48	$10.80
Value at end of period	$10.52	$10.94	$9.00	$6.96	$11.48
Number of accumulation units outstanding at end of period	1,603	1,336	1,046	673	337
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.05	$13.46	$9.87	$16.01	$13.74
Value at end of period	$13.79	$15.05	$13.46	$9.87	$16.01
Number of accumulation units outstanding at end of period	13,851	13,334	14,543	10,035	8,117
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$27.07	$21.49	$11.92	$23.12	$16.99
Value at end of period	$21.99	$27.07	$21.49	$11.92	$23.12
Number of accumulation units outstanding at end of period	65,629	63,965	56,959	43,297	42,831
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.67	$11.17	$8.20	$13.30	$13.86
Value at end of period	$13.26	$13.67	$11.17	$8.20	$13.30
Number of accumulation units outstanding at end of period	15,390	15,836	12,236	10,304	11,111

CFI 408

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.97	$10.78	$8.96	$13.03	$11.97
Value at end of period	$11.66	$11.97	$10.78	$8.96	$13.03
Number of accumulation units outstanding at end of period	4,823	4,595	8,326	7,372	5,636
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.94	$12.07	$10.28	$11.15	$10.39
Value at end of period	$14.34	$12.94	$12.07	$10.28	$11.15
Number of accumulation units outstanding at end of period	30,421	24,613	15,493	16,658	4,984
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.54	$9.17	$5.29	$12.77	$10.39
Value at end of period	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	9,388	8,380	17,040	7,573	30,123
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.26	$12.18	$7.65	$11.94	$11.67
Value at end of period	$13.91	$14.26	$12.18	$7.65	$11.94
Number of accumulation units outstanding at end of period	4,853	4,414	3,880	2,206	4,119
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.32	$8.33	$5.46	$9.55
Value at end of period	$8.77	$10.32	$8.33	$5.46
Number of accumulation units outstanding at end of period	2,676	4,479	2,806	701
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.03	$15.24	$12.92	$12.26	$11.15
Value at end of period	$16.50	$17.03	$15.24	$12.92	$12.26
Number of accumulation units outstanding at end of period	91,378	81,641	64,157	56,949	24,740
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.58	$9.94	$8.72	$9.96
Value at end of period	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	9,737	11,281	9,101	5,684
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.02	$11.68	$8.76	$14.48	$13.11
Value at end of period	$12.28	$13.02	$11.68	$8.76	$14.48
Number of accumulation units outstanding at end of period	82,585	120,046	83,435	86,311	62,391
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.77
Value at end of period	$8.76
Number of accumulation units outstanding at end of period	819
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.44	$8.43	$5.67	$10.51	$10.58
Value at end of period	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	35,324	25,065	15,734	10,463	3,405

CFI 409

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007

WANGER SELECT
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.42	$13.08	$7.93	$15.70	$15.20
Value at end of period	$13.41	$16.42	$13.08	$7.93	$15.70
Number of accumulation units outstanding at end of period	50,053	49,239	42,810	33,603	21,195
WANGER USA
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.54	$11.06	$7.84	$13.11	$12.75
Value at end of period	$12.96	$13.54	$11.06	$7.84	$13.11
Number of accumulation units outstanding at end of period	21,826	24,184	20,959	16,919	14,524
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.45	$10.18	$8.62	$13.01	$12.55
Value at end of period	$12.15	$11.45	$10.18	$8.62	$13.01
Number of accumulation units outstanding at end of period	37,436	45,491	49,353	48,155	50,899
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.49	$11.09	$8.61	$12.72	$14.20
Value at end of period	$13.09	$13.49	$11.09	$8.61	$12.72
Number of accumulation units outstanding at end of period	31,713	40,889	39,529	40,774	38,606

TABLE 48

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.09	$7.71	$5.57	$10.25
Value at end of period	$7.43	$8.09	$7.71	$5.57
Number of accumulation units outstanding at end of period	0	0	0	128
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64	$20.267
Value at end of period	$24.91	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64
Number of accumulation units outstanding at end of period	3,677	3,675	3,604	3,789	3,454	3,043	2,963	2,919	2,888	3,346
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.96	$8.78	$6.35	$9.31
Value at end of period	$10.36	$10.96	$8.78	$6.35
Number of accumulation units outstanding at end of period	0	711	655	580
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.23
Value at end of period	$9.21
Number of accumulation units outstanding at end of period	1,586
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$12.47
Value at end of period	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76
Number of accumulation units outstanding at end of period	12,221	11,422	11,782	8,651	7,656	2,317	197

CFI 410

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52	$19.516
Value at end of period	$32.68	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52
Number of accumulation units outstanding at end of period	39,713	37,470	36,581	37,172	53,961	48,810	47,548	36,904	38,784	40,914
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39	$18.707
Value at end of period	$23.03	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39
Number of accumulation units outstanding at end of period	24,022	29,174	28,646	28,604	34,217	32,940	34,562	32,807	32,242	33,035
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07	$18.872
Value at end of period	$19.94	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07
Number of accumulation units outstanding at end of period	31,953	29,304	29,824	33,604	37,992	35,402	33,625	38,369	40,387	61,965
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59	$12.151
Value at end of period	$15.77	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59
Number of accumulation units outstanding at end of period	8,066	7,758	8,409	8,730	9,281	8,159	7,709	8,678	7,677	7,288
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.97
Value at end of period	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26
Number of accumulation units outstanding at end of period	5,193	7,106	5,398	4,629	4,722	4,327	3,705	4,473	1,392	203
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10	$8.35
Value at end of period	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	1,445	914	914	914	914	708	493	616	231	359
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.90	$13.13	$11.02	$19.75	$17.12	$15.20
Value at end of period	$10.76	$13.90	$13.13	$11.02	$19.75	$17.12
Number of accumulation units outstanding at end of period	94	522	861	1,728	1,435	1,337
ING BALANCED PORTFOLIO
Value at beginning of period	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42	$22.987
Value at end of period	$28.50	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42
Number of accumulation units outstanding at end of period	7,902	10,241	10,886	11,756	43,686	46,227	48,380	56,053	67,625	73,073
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.73
Value at end of period	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50
Number of accumulation units outstanding at end of period	589	707	608	484	3,015	2,797	2,692	2,376	1,793
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23	$10.83
Value at end of period	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	2,044	1,747	2,124	1,487	1,176	322	49
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.18	$8.16	$6.31	$10.43	$10.67
Value at end of period	$8.98	$9.18	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	18,178	20,212	21,159	28,318	40,095
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.37	$4.57	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59	$4.458
Value at end of period	$4.76	$5.37	$4.57	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59
Number of accumulation units outstanding at end of period	19,839	15,400	19,276	16,205	18,825	18,223	17,334	18,325	20,959	35,654

CFI 411

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.24	$8.89	$6.71	$9.74
Value at end of period	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	2,579	2,248	1,413	2,071
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.43	$8.23	$6.12	$10.04	$12.32	$10.94
Value at end of period	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	3,597	5,332	4,787	3,811	4,573	4,104
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$13.21
Value at end of period	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64
Number of accumulation units outstanding at end of period	2,525	2,682	4,136	2,675	1,384	1,233	398	486	186
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$11.46
Value at end of period	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	833	157	758	672	454	350	219
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03	$9.89
Value at end of period	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	14,824	14,455	14,260	15,739	16,158	18,643	24,536
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.95	$10.75	$7.89	$13.51	$9.69
Value at end of period	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	30,849	30,645	29,622	28,932	30,640
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55	$20.933
Value at end of period	$23.93	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55
Number of accumulation units outstanding at end of period	55,857	51,247	50,761	58,482	258,548	282,823	324,582	395,518	428,544	635,531
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88	$17.856
Value at end of period	$19.85	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88
Number of accumulation units outstanding at end of period	21,794	23,091	27,298	30,020	37,244	40,435	37,672	37,366	42,075	46,170
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534
Value at end of period	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66
Number of accumulation units outstanding at end of period	11,765	14,614	16,127	14,947	17,456	18,171	21,190	17,447	19,608	18,873
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696
Value at end of period	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20
Number of accumulation units outstanding at end of period	12,384	12,558	14,716	14,752	19,654	21,117	21,458	18,177	11,492	10,437
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56	$16.361
Value at end of period	$24.67	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56
Number of accumulation units outstanding at end of period	11,791	11,704	10,242	7,843	10,247	11,894	17,655	20,002	15,469	36,087
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.02	$7.51	$6.90
Value at end of period	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	7,748	7,745	7,440

CFI 412

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.41
Value at end of period	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01
Number of accumulation units outstanding at end of period	4,042	3,661	3,943	3,615	5,269	3,369	7,166	7,221	23,604	157
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.37
Value at end of period	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69
Number of accumulation units outstanding at end of period	841	1,502	1,967	2,347	5,389	5,138	5,050	5,083	3,990
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71	$9.98
Value at end of period	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	17,498	17,903	19,506	22,736	44,927	43,020	33,741
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07	$10.72
Value at end of period	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	579	579	1,162	579	1,362	47	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$11.77
Value at end of period	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	2,831	2,730	4,353	4,535	4,536	3,528	5,302
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19	$9.27
Value at end of period	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	1,899	2,110	2,035	1,819	2,216	1,455	1,119	703	301	104
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.99	$13.84
Value at end of period	$13.67	$13.99
Number of accumulation units outstanding at end of period	376	304
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.32
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	12,766
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	39,636	2,466	1,774	1,385	1,753
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.02	$8.42	$6.58	$10.23
Value at end of period	$9.79	$10.02	$8.42	$6.58
Number of accumulation units outstanding at end of period	2,233	2,787	4,431	4,154
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.17	$13.02	$11.15	$9.80
Value at end of period	$14.26	$14.17	$13.02	$11.15
Number of accumulation units outstanding at end of period	741	649	537	393

CFI 413

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.59
Value at end of period	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	3,142	3,067	4,268	4,027	3,630	269	1,027
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.30
Value at end of period	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39
Number of accumulation units outstanding at end of period	302	270	1,055	1,037	403	163	136	82
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23	$14.142
Value at end of period	$15.63	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23
Number of accumulation units outstanding at end of period	8,054	9,541	16,735	27,162	19,425	10,286	5,770	5,128	25,362	23,654
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	80,988	83,348	87,308	90,310	141,954	137,982	139,577
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50	$10.41
Value at end of period	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	3,214	3,621	3,786	1,485	1,764	1,626	593
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.30
Value at end of period	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	15,631	17,720	15,194	6,987	9,664	9,478	3,107	2,390	12,578	1,481
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.38	$9.02	$7.32	$11.29	$10.82	$10.66
Value at end of period	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	154	129	968	872	404	2,131
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.20	$12.89	$7.79	$11.14	$11.21
Value at end of period	$14.95	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	279	1,786	1,846	402	280
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.75	$9.18	$7.39	$11.12	$12.20
Value at end of period	$10.14	$10.75	$9.18	$7.39	$11.12
Number of accumulation units outstanding at end of period	4,128	4,540	4,863	4,259	6,346
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.03	$12.56	$10.70
Value at end of period	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	398	398	480
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.04	$8.14	$6.91
Value at end of period	$9.19	$9.04	$8.14
Number of accumulation units outstanding at end of period	3,694	6,389	7,033

CFI 414

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.05	$11.85	$10.06
Value at end of period	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	735	706	403
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.01	$14.47
Value at end of period	$15.51	$16.01
Number of accumulation units outstanding at end of period	580	482
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.20	$8.23	$4.94
Value at end of period	$9.92	$10.20	$8.23
Number of accumulation units outstanding at end of period	584	491	483
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$6.86
Value at end of period	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00
Number of accumulation units outstanding at end of period	323	403	354	327	601	753	642	471	1,326	49
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342
Value at end of period	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71
Number of accumulation units outstanding at end of period	6,858	8,936	9,470	9,075	11,360	10,563	9,130	9,938	9,137	19,293
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.77	$10.68	$8.82	$12.17	$11.74	$10.98
Value at end of period	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74
Number of accumulation units outstanding at end of period	610	12,219	10,016	7,860	13,010	11,030
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93	$10.65
Value at end of period	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	4,059	5,650	2,691	1,813	844	216	105
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.77	$10.37	$8.16	$13.08	$13.38
Value at end of period	$11.12	$11.77	$10.37	$8.16	$13.08
Number of accumulation units outstanding at end of period	2,655	5,495	2,952	24	259
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.79	$10.34	$8.04	$13.49	$13.86
Value at end of period	$11.08	$11.79	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	5,128	4,019	2,577	2,225	932
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.53	$8.53	$6.93	$6.68
Value at end of period	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	481	480	481	46
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.04	$9.12	$7.70
Value at end of period	$9.88	$10.04	$9.12
Number of accumulation units outstanding at end of period	385	385	384

CFI 415

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47	$15.268
Value at end of period	$19.76	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47
Number of accumulation units outstanding at end of period	8,986	1,460	1,403	1,239	919	787	643	488	531	3,319
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33	$15.609
Value at end of period	$18.92	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33
Number of accumulation units outstanding at end of period	4,417	4,566	4,822	4,895	5,219	4,908	4,464	3,854	3,718	7,223
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64	$15.22
Value at end of period	$19.10	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64
Number of accumulation units outstanding at end of period	3,913	3,769	3,615	3,451	3,098	3,356	4,131	2,775	2,794	8,114
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.64
Value at end of period	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	21,765	19,646	13,609	10,316	6,015	5,450	179
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	67,780	86,676	83,457	94,485	134,089	130,682	122,399
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20	$11.34
Value at end of period	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20
Number of accumulation units outstanding at end of period	6,825	6,158	6,014	4,538	7,533	3,620	2,793	1,688	705
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80	$19.482
Value at end of period	$24.72	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80
Number of accumulation units outstanding at end of period	5,066	5,065	6,143	5,829	12,333	12,348	11,002	13,139	15,550	15,776
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$11.40
Value at end of period	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	999	1,240	1,380	1,160	497	447	397
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.89	$8.24	$6.30	$10.20
Value at end of period	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	30,678	33,040	39,891	55,721
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.39	$8.80	$6.72	$11.24	$11.08	$10.56
Value at end of period	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	78	13	38	13	13	7
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$28.55	$25.88	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24	$24.923
Value at end of period	$24.58	$28.55	$25.88	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24
Number of accumulation units outstanding at end of period	13,009	13,316	12,488	13,688	14,911	13,953	13,559	18,923	18,852	23,555
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.70
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	3,972

CFI 416

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.33	$15.42	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43	$15.36
Value at end of period	$16.73	$17.33	$15.42	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43
Number of accumulation units outstanding at end of period	14,571	14,811	14,266	13,555	14,879	14,728	14,908	20,498	20,672	41,305
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$9.21	$8.05	$6.71	$11.79	$10.62	$10.09	$9.36	$8.86	$6.91	$9.218
Value at end of period	$8.40	$9.21	$8.05	$6.71	$11.79	$10.62	$10.09	$9.36	$8.86	$6.91
Number of accumulation units outstanding at end of period	9,667	10,718	10,685	11,559	13,496	12,287	5,793	5,426	4,770	12,673
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33	$7.575
Value at end of period	$10.28	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33
Number of accumulation units outstanding at end of period	3,311	6,994	6,434	6,036	7,190	6,774	3,099	6,402	5,704	5,554
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.90	$7.30	$5.33	$8.75	$10.30
Value at end of period	$8.30	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	18	6	0	10	10
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.48
Value at end of period	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36
Number of accumulation units outstanding at end of period	6,744	6,669	6,355	5,576	12,129	10,843	10,084	5,587	5,785	152
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.80	$8.90	$6.89	$10.51
Value at end of period	$10.38	$10.80	$8.90	$6.89
Number of accumulation units outstanding at end of period	376	332	277	208
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.95	$14.28	$10.49	$17.04	$14.84	$13.00
Value at end of period	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84
Number of accumulation units outstanding at end of period	1,163	1,031	1,764	1,005	1,043	947
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$35.59
Value at end of period	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81
Number of accumulation units outstanding at end of period	4,579	4,767	4,808	3,810	4,405	2,848	190
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.40	$10.96	$8.06	$13.09	$13.38	$12.29
Value at end of period	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	5,394	5,107	4,937	4,415	3,942	2,872
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$13.81	$12.90	$11.00	$11.95	$11.82
Value at end of period	$15.28	$13.81	$12.90	$11.00	$11.95
Number of accumulation units outstanding at end of period	5,794	2,928	9,721	6,776	1,692
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.49	$9.13	$5.28	$12.76	$10.60
Value at end of period	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	1,556	2,223	2,317	1,767	5,062

CFI 417

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.43	$12.34	$7.76	$12.14	$11.58	$10.97
Value at end of period	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58
Number of accumulation units outstanding at end of period	1,195	1,556	1,387	1,157	6,037	116
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.28	$8.31	$5.46	$8.91
Value at end of period	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	958	893	151	49
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.06	$17.08	$14.51	$13.78	$12.55	$11.69
Value at end of period	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55
Number of accumulation units outstanding at end of period	7,586	5,186	6,107	5,262	4,803	13
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.53	$9.91	$8.71	$9.87
Value at end of period	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	3,226	3,319	3,313	668
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.24	$11.90	$8.93	$14.80	$13.47	$12.73
Value at end of period	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47
Number of accumulation units outstanding at end of period	30,541	31,230	29,892	23,952	21,399	10,085
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.39	$8.39	$5.66	$10.50	$10.70
Value at end of period	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	2,283	2,647	2,218	772	322
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.74	$13.35	$8.11	$16.07	$14.83	$12.96
Value at end of period	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	1,094	2,766	2,127	2,711	2,307	1,766
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.66	$12.00	$8.52	$14.25	$13.66	$13.04
Value at end of period	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66
Number of accumulation units outstanding at end of period	540	496	434	387	1,584	1,396
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.70	$10.43	$8.84	$13.36	$12.98	$11.39
Value at end of period	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98
Number of accumulation units outstanding at end of period	6,138	5,019	7,229	4,706	3,766	926

CFI 418

Condensed Financial Information (continued)

TABLE 49

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008 (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.09	$7.71	$7.56
Value at end of period	$7.43	$8.09	$7.71
Number of accumulation units outstanding at end of period	1,072	1,035	718
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.98	$7.80	$7.49
Value at end of period	$8.45	$8.98	$7.80
Number of accumulation units outstanding at end of period	730	707	965
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.72	$9.27
Value at end of period	$9.21	$9.72
Number of accumulation units outstanding at end of period	5,584	5,581
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$33.90	$29.20	$21.72	$33.46
Value at end of period	$32.73	$33.90	$29.20	$21.72
Number of accumulation units outstanding at end of period	5,440	5,093	7,293	1,958
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.07	$20.22	$19.61
Value at end of period	$23.07	$23.07	$20.22
Number of accumulation units outstanding at end of period	2,295	2,294	2,249
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$20.12	$18.23
Value at end of period	$19.97	$20.12
Number of accumulation units outstanding at end of period	3,579	3,550
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.34	$15.23	$11.90	$17.00
Value at end of period	$18.44	$19.34	$15.23	$11.90
Number of accumulation units outstanding at end of period	0	0	0	17
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.11	$8.07	$6.10
Value at end of period	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	320	309	466
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$18.14	$15.01	$11.17	$10.65
Value at end of period	$17.40	$18.14	$15.01	$11.17
Number of accumulation units outstanding at end of period	710	702	473	330

CFI 419

Condensed Financial Information (continued)

	2011	2010	2009	2008

ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$29.20	$25.83	$21.87	$28.70
Value at end of period	$28.54	$29.20	$25.83	$21.87
Number of accumulation units outstanding at end of period	33	12	9	9
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.17	$14.50	$10.83	$15.99
Value at end of period	$18.40	$18.17	$14.50	$10.83
Number of accumulation units outstanding at end of period	997	1,115	1,011	1,180
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.64	$16.80	$12.88	$19.45
Value at end of period	$17.60	$18.64	$16.80	$12.88
Number of accumulation units outstanding at end of period	863	816	760	1,343
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.43	$11.70	$9.72	$11.75
Value at end of period	$13.80	$13.43	$11.70	$9.72
Number of accumulation units outstanding at end of period	3,410	4,288	4,121	3,332
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.95	$10.75	$7.89	$12.36
Value at end of period	$11.66	$12.95	$10.75	$7.89
Number of accumulation units outstanding at end of period	1,295	1,535	1,274	1,055
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$24.26	$21.46	$16.63	$23.95
Value at end of period	$23.97	$24.26	$21.46	$16.63
Number of accumulation units outstanding at end of period	1,650	1,456	1,456	1,456
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$23.30	$19.30	$14.79	$21.22
Value at end of period	$22.82	$23.30	$19.30	$14.79
Number of accumulation units outstanding at end of period	0	1,230	590	425
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.58	$13.37	$10.62	$16.44
Value at end of period	$11.44	$13.58	$13.37	$10.62
Number of accumulation units outstanding at end of period	1,023	1,162	912	653
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.59	$11.32	$9.31	$11.57
Value at end of period	$12.33	$12.59	$11.32	$9.31
Number of accumulation units outstanding at end of period	0	0	0	26
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.87	$10.65	$8.67	$11.73
Value at end of period	$11.50	$11.87	$10.65	$8.67
Number of accumulation units outstanding at end of period	0	66	66	106

CFI 420

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$24.22	$20.33	$11.96	$20.80
Value at end of period	$19.61	$24.22	$20.33	$11.96
Number of accumulation units outstanding at end of period	2,918	2,891	2,992	512
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.87	$14.67	$11.79	$16.24
Value at end of period	$18.03	$17.87	$14.67	$11.79
Number of accumulation units outstanding at end of period	955	1,142	1,032	1,212
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.37	$7.07	$6.34	$8.63
Value at end of period	$8.58	$8.37	$7.07	$6.34
Number of accumulation units outstanding at end of period	713	0	187	187
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.08	$15.17	$11.53	$16.52
Value at end of period	$18.00	$17.08	$15.17	$11.53
Number of accumulation units outstanding at end of period	1,058	1,009	947	875
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.88	$13.60
Value at end of period	$16.64	$16.88
Number of accumulation units outstanding at end of period	365	354
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.81	$15.92	$16.02	$15.86
Value at end of period	$15.66	$15.81	$15.92	$16.02
Number of accumulation units outstanding at end of period	129	713	2,323	20,037
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.54	$11.78	$8.52	$12.60
Value at end of period	$12.32	$13.54	$11.78	$8.52
Number of accumulation units outstanding at end of period	507	507	507	611
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.84	$13.11	$8.86	$11.18
Value at end of period	$15.35	$14.84	$13.11	$8.86
Number of accumulation units outstanding at end of period	1,513	1,474	1,043	102
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.17	$14.24	$12.76	$13.26
Value at end of period	$15.52	$15.17	$14.24	$12.76
Number of accumulation units outstanding at end of period	2,840	2,730	1,876	1,601
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.75	$9.18	$7.39	$10.06
Value at end of period	$10.14	$10.75	$9.18	$7.39
Number of accumulation units outstanding at end of period	125	199	191	243

CFI 421

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$31.98	$27.09
Value at end of period	$30.89	$31.98
Number of accumulation units outstanding at end of period	4	2
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.77	$10.68	$8.82	$11.60
Value at end of period	$11.57	$11.77	$10.68	$8.82
Number of accumulation units outstanding at end of period	601	601	43	43
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.77	$10.37	$8.16	$11.85
Value at end of period	$11.12	$11.77	$10.37	$8.16
Number of accumulation units outstanding at end of period	3,155	2,535	1,788	1,187
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.79	$10.34	$8.04	$12.04
Value at end of period	$11.08	$11.79	$10.34	$8.04
Number of accumulation units outstanding at end of period	294	238	174	98
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.71	$17.60	$14.19	$20.34
Value at end of period	$18.95	$19.71	$17.60	$14.19
Number of accumulation units outstanding at end of period	331	331	619	619
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.43	$17.51	$14.50	$19.49
Value at end of period	$19.13	$19.43	$17.51	$14.50
Number of accumulation units outstanding at end of period	289	289	631	631
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.77	$12.19	$9.24	$12.34
Value at end of period	$14.03	$13.77	$12.19	$9.24
Number of accumulation units outstanding at end of period	876	864	644	455
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.04	$11.03	$7.60	$11.83
Value at end of period	$13.39	$14.04	$11.03	$7.60
Number of accumulation units outstanding at end of period	17	8	0	25
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.45	$13.57	$10.96	$15.93
Value at end of period	$15.17	$15.45	$13.57	$10.96
Number of accumulation units outstanding at end of period	698	1,371	1,210	954
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$25.27	$21.83	$15.41	$23.31
Value at end of period	$24.76	$25.27	$21.83	$15.41
Number of accumulation units outstanding at end of period	205	205	205	205

CFI 422

	Condensed Financial Information (continued)

	2011	2010	2009	2008

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.36	$15.45	$11.84	$18.12
Value at end of period	$16.75	$17.36	$15.45	$11.84
Number of accumulation units outstanding at end of period	446	446	446	1,302
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.11	$11.35	$9.05	$12.96
Value at end of period	$13.41	$14.11	$11.35	$9.05
Number of accumulation units outstanding at end of period	360	360	1,031	1,147
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$78.22	$62.18	$34.54	$58.33
Value at end of period	$63.46	$78.22	$62.18	$34.54
Number of accumulation units outstanding at end of period	1,344	1,343	1,292	40
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.40	$10.96	$8.06	$11.80
Value at end of period	$12.98	$13.40	$10.96	$8.06
Number of accumulation units outstanding at end of period	23	23	23	23
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.06	$17.08	$14.51	$14.68
Value at end of period	$18.44	$19.06	$17.08	$14.51
Number of accumulation units outstanding at end of period	2,831	2,827	2,399	828
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.53	$10.22
Value at end of period	$11.11	$10.53
Number of accumulation units outstanding at end of period	41	17
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.24	$11.90	$8.93	$13.48
Value at end of period	$12.47	$13.24	$11.90	$8.93
Number of accumulation units outstanding at end of period	1,286	1,219	1,140	1,049
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.70	$10.43	$8.84	$11.93
Value at end of period	$12.40	$11.70	$10.43	$8.84
Number of accumulation units outstanding at end of period	517	379	251	104

CFI 423

Condensed Financial Information (continued)

TABLE 50

FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005

AMANA GROWTH FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.29
Value at end of period	$13.61
Number of accumulation units outstanding at end of period	2,072
AMANA INCOME FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.31	$12.30
Value at end of period	$13.40	$13.31
Number of accumulation units outstanding at end of period	1,729	181
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.14	$10.80
Value at end of period	$12.43	$11.14
Number of accumulation units outstanding at end of period	9,300	2,104
ARIEL FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.13
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	473
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.03	$7.68	$6.93
Value at end of period	$7.35	$8.03	$7.68
Number of accumulation units outstanding at end of period	304	110	85
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.42
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	1,156
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.98
Value at end of period	$15.35
Number of accumulation units outstanding at end of period	146
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.43	$10.32	$8.34	$12.30	$12.12	$11.51
Value at end of period	$11.80	$11.43	$10.32	$8.34	$12.30	$12.12
Number of accumulation units outstanding at end of period	737	749	762	842	802	798
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.21
Value at end of period	$8.35
Number of accumulation units outstanding at end of period	26

CFI 424

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.12
Value at end of period	$9.11
Number of accumulation units outstanding at end of period	36
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26	$12.98
Value at end of period	$14.97	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26
Number of accumulation units outstanding at end of period	14,572	12,398	9,931	12,699	6,633	2,755	151
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20	$11.38
Value at end of period	$14.34	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20
Number of accumulation units outstanding at end of period	29,978	28,152	29,512	32,250	27,536	13,316	2,790
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81	$11.60
Value at end of period	$11.61	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81
Number of accumulation units outstanding at end of period	5,784	4,901	2,620	1,748	1,341	356	234
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17	$10.18
Value at end of period	$11.85	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17
Number of accumulation units outstanding at end of period	3,863	3,439	3,903	4,448	4,374	3,715	677
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30	$13.02
Value at end of period	$15.04	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30
Number of accumulation units outstanding at end of period	1,971	1,534	1,674	820	730	175	121
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.04	$8.03	$6.10	$8.59
Value at end of period	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	2,893	2,629	2,072	158
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.06	$13.33	$9.95	$13.71	$14.30	$13.10
Value at end of period	$15.36	$16.06	$13.33	$9.95	$13.71	$14.30
Number of accumulation units outstanding at end of period	3,487	2,605	734	571	524	234
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.27	$13.53	$11.39	$20.46	$17.79	$13.95	$12.94
Value at end of period	$11.02	$14.27	$13.53	$11.39	$20.46	$17.79	$13.95
Number of accumulation units outstanding at end of period	6,185	6,375	6,561	6,676	4,760	1,272	597
ING BALANCED PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.10	$10.74	$9.12
Value at end of period	$11.80	$12.10	$10.74
Number of accumulation units outstanding at end of period	315	235	120

CFI 425

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88	$12.62
Value at end of period	$15.01	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88
Number of accumulation units outstanding at end of period	759	554	659	1,129	1,330	955	411
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.92	$11.29	$9.52	$13.51	$12.60	$11.50
Value at end of period	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60
Number of accumulation units outstanding at end of period	2,458	24	524	335	335	335
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.08	$8.09	$6.41
Value at end of period	$8.85	$9.08	$8.09
Number of accumulation units outstanding at end of period	4,444	203	107
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.08	$13.74	$9.11	$15.32	$14.54
Value at end of period	$14.23	$16.08	$13.74	$9.11	$15.32
Number of accumulation units outstanding at end of period	1,448	1,644	934	0	546
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.17	$8.85	$6.70	$9.74
Value at end of period	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	993	569	486	508
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.29	$8.14	$6.07	$9.99	$12.91
Value at end of period	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	4,538	3,910	5,811	5,273	4,190
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.32
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	94
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.26	$10.18	$7.83	$13.05	$12.68	$11.74
Value at end of period	$10.60	$11.26	$10.18	$7.83	$13.05	$12.68
Number of accumulation units outstanding at end of period	546	22	45	317	322	66
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.47	$12.20	$8.88	$14.77	$15.31
Value at end of period	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	1,438	3,488	2,409	653	482
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	17,496	15,162	15,161	14,454	9,843

CFI 426

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71	$11.37
Value at end of period	$12.32	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71
Number of accumulation units outstanding at end of period	5,548	5,458	5,313	4,115	2,734	2,407	154
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62	$10.88
Value at end of period	$11.42	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62
Number of accumulation units outstanding at end of period	8,825	9,867	9,483	11,013	12,441	7,394	2,203
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.97	$11.60	$8.92	$14.47	$12.88	$12.85	$11.53
Value at end of period	$13.64	$13.97	$11.60	$8.92	$14.47	$13.88	$12.85
Number of accumulation units outstanding at end of period	8,395	8,394	8,118	7,354	10,749	6,754	2,003
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.26	$10.93	$8.86	$13.51	$14.60	$12.98	$11.94
Value at end of period	$13.00	$13.26	$10.93	$8.86	$13.51	$14.59	$12.98
Number of accumulation units outstanding at end of period	6,814	7,037	6,195	5,465	8,768	6,012	1,797
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67	$10.58
Value at end of period	$13.18	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67
Number of accumulation units outstanding at end of period	30,287	8,328	8,043	7,379	8,986	3,404	1,770
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.96	$7.47	$6.88
Value at end of period	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	320	345	320
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86	$12.37
Value at end of period	$11.12	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86
Number of accumulation units outstanding at end of period	519	624	1,020	1,308	3,121	904	339
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85	$11.55
Value at end of period	$11.46	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85
Number of accumulation units outstanding at end of period	5,917	5,358	5,583	4,095	3,953	2,285	867
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$10.42
Value at end of period	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	0	0	0	0	616	80	80
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.56
Value at end of period	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Number of accumulation units outstanding at end of period	1,411	954	1,806	2,979	1,573	310

CFI 427

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$23.81	$20.05	$11.83	$24.58	$18.01
Value at end of period	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	475	1,767	920	689	687
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.53	$11.96	$9.64	$14.58	$15.87
Value at end of period	$14.61	$14.53	$11.96	$9.64	$14.58
Number of accumulation units outstanding at end of period	1,087	539	257	1,237	641
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.75	$10.99	$8.74	$12.01
Value at end of period	$13.40	$13.75	$10.99	$8.74
Number of accumulation units outstanding at end of period	135	0	0	1,126
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	13,419	10,244	8,760	9,979	7,901
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94	$8.38	$6.56	$10.23
Value at end of period	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	2,105	0	113	113
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.47	$11.49	$9.87	$12.87	$12.53	$11.34	$11.03
Value at end of period	$12.51	$12.47	$11.49	$9.87	$12.87	$12.53	$11.34
Number of accumulation units outstanding at end of period	1,969	3,318	3,351	2,046	1,847	1,640	3,189
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$16.79	$14.96	$11.41	$18.54	$14.74	$11.87
Value at end of period	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	367	824	1,301	1,626	1,426	499
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.23	$14.16	$10.14	$14.88
Value at end of period	$17.91	$18.23	$14.16	$10.14
Number of accumulation units outstanding at end of period	2,274	967	423	715
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18	$10.01
Value at end of period	$10.75	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18
Number of accumulation units outstanding at end of period	175,309	192,718	204,298	273,075	232,053	83,342	13,175
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.49
Value at end of period	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	6,196	6,666	6,395	5,013	5,231	3,668	550

CFI 428

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.59	$12.93	$8.77	$11.46	$11.28	$11.16
Value at end of period	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28
Number of accumulation units outstanding at end of period	7,825	7,142	826	1,461	702	110
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52	$10.56
Value at end of period	$13.86	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52
Number of accumulation units outstanding at end of period	7,419	9,372	3,412	4,007	2,928	1,440	213
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	1,488	1,362	1,204	997	856
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$14.99	$12.75	$8.65
Value at end of period	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	1,148	619	286
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.60	$9.08	$7.33	$11.07	$10.60	$9.72
Value at end of period	$9.96	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	2,688	2,654	4,326	2,848	2,164	234
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.97	$8.10	$6.63	$8.37
Value at end of period	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	2,870	2,775	2,745	2,745
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.93	$13.11
Value at end of period	$15.39	$15.93
Number of accumulation units outstanding at end of period	195	13
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.12	$8.18	$5.91	$9.22
Value at end of period	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	1,258	998	771	355
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.85	$8.69	$6.95	$9.49
Value at end of period	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	956	598	466	294
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.75	$12.81	$9.90	$15.30	$15.09
Value at end of period	$16.68	$16.75	$12.81	$9.90	$15.30
Number of accumulation units outstanding at end of period	1,768	3,056	132	0	337

CFI 429

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.39	$13.34	$10.59	$15.55	$14.87	$13.90
Value at end of period	$15.78	$16.39	$13.34	$10.59	$15.55	$14.87
Number of accumulation units outstanding at end of period	3,272	3,074	3,250	1,907	293	92
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.57	$10.53	$8.72	$12.07	$12.18
Value at end of period	$11.34	$11.57	$10.53	$8.72	$12.07
Number of accumulation units outstanding at end of period	11,195	10,407	7,272	763	763
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.43	$9.83
Value at end of period	$10.93	$11.43
Number of accumulation units outstanding at end of period	475	1,871
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.82
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	14
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.71	$10.81	$9.34	$11.35
Value at end of period	$11.60	$11.71	$10.81	$9.34
Number of accumulation units outstanding at end of period	298	428	428	428
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$12.01	$10.95	$9.40
Value at end of period	$12.07	$12.01	$10.95
Number of accumulation units outstanding at end of period	483	2,103	58
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.05	$10.79	$8.73	$13.82	$13.96
Value at end of period	$11.55	$12.05	$10.79	$8.73	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	797
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.67
Value at end of period	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	68,491	70,888	80,109	73,734	74,238	31,061	3,399
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.79	$10.87	$7.52	$13.39	$12.51
Value at end of period	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	2,729	1,159	1,142	1,461	186
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78	$11.73
Value at end of period	$12.28	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78
Number of accumulation units outstanding at end of period	10,941	8,319	7,996	4,172	6,826	3,426	569
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71	$10.54
Value at end of period	$12.92	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71
Number of accumulation units outstanding at end of period	4,710	3,314	2,957	3,182	3,090	1,793	764

CFI 430

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.80	$12.28	$9.04	$18.13	$15.22	$13.89
Value at end of period	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22
Number of accumulation units outstanding at end of period	573	492	371	227	178	26
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.82	$8.20	$6.28	$10.20
Value at end of period	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	1,476	1,695	950	138
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.77
Value at end of period	$8.63
Number of accumulation units outstanding at end of period	250
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.14	$11.48
Value at end of period	$11.27	$13.14
Number of accumulation units outstanding at end of period	2,004	1,273
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.16	$10.65	$10.02
Value at end of period	$11.82	$11.16	$10.65
Number of accumulation units outstanding at end of period	295	3,195	461
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.98	$10.57	$8.48	$13.66	$13.13	$11.92
Value at end of period	$12.04	$11.98	$10.57	$8.48	$13.66	$13.13
Number of accumulation units outstanding at end of period	1,479	1,519	1,536	1,579	1,432	1,514
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.12	$10.82	$8.31	$13.97	$13.99	$12.74
Value at end of period	$11.66	$12.12	$10.82	$8.31	$13.97	$13.99
Number of accumulation units outstanding at end of period	949	803	569	569	569	317
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.80	$7.24	$5.30	$8.28
Value at end of period	$8.19	$8.80	$7.24	$5.30
Number of accumulation units outstanding at end of period	0	0	2,275	1,539
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$10.27
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	14
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93	$12.58
Value at end of period	$12.52	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93
Number of accumulation units outstanding at end of period	758	669	590	2,100	2,542	1,533	1,172

CFI 431

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.65	$8.80	$6.84	$11.33	$11.42
Value at end of period	$10.20	$10.65	$8.80	$6.84	$11.33
Number of accumulation units outstanding at end of period	212	0	0	0	445
NEW PERSPECTIVE FUND®
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78	$10.98
Value at end of period	$14.65	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78
Number of accumulation units outstanding at end of period	612	1,605	4,724	4,142	2,815	376	159
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05	$14.34
Value at end of period	$30.62	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05
Number of accumulation units outstanding at end of period	4,872	4,772	5,025	3,027	2,772	1,954	733
OPPENHEIMER MAIN STREET SMALL-MID-CAP FUND®/VA
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.17	$10.81	$7.98	$12.99	$13.32	$12.90
Value at end of period	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	655	573	445	405	265	28
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76	$11.68
Value at end of period	$12.20	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76
Number of accumulation units outstanding at end of period	7,379	7,375	7,812	8,284	2,044	2,148	291
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66	$10.42
Value at end of period	$14.64	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66
Number of accumulation units outstanding at end of period	4,911	6,015	5,498	2,895	2,334	1,536	527
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.37	$9.06	$5.25	$12.73	$10.79
Value at end of period	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	1,573	1,508	3,271	1,687	213
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.61	$12.54	$7.91	$12.40	$11.96
Value at end of period	$14.19	$14.61	$12.54	$7.91	$12.40
Number of accumulation units outstanding at end of period	147	201	615	805	494
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.20	$8.27	$5.56
Value at end of period	$8.63	$10.20	$8.27
Number of accumulation units outstanding at end of period	192	144	70
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.99	$17.06	$14.54	$13.85	$12.65	$11.58
Value at end of period	$18.31	$18.99	$17.06	$14.54	$13.85	$12.65
Number of accumulation units outstanding at end of period	18,742	15,016	13,970	15,691	5,250	820

CFI 432

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

THE BOND FUND OF AMERICASM
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.45	$9.87	$8.73
Value at end of period	$10.99	$10.45	$9.87
Number of accumulation units outstanding at end of period	3,939	346	156
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54	$10.81
Value at end of period	$12.52	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54
Number of accumulation units outstanding at end of period	15,884	14,598	12,135	10,182	8,092	5,971	1,196
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.27	$8.33	$5.63	$10.48	$10.54
Value at end of period	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	1,472	1,068	679	826	140
WANGER SELECT
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.92	$13.53	$8.25	$16.39	$15.18	$12.90
Value at end of period	$13.75	$16.92	$13.53	$8.25	$16.39	$15.18
Number of accumulation units outstanding at end of period	4,470	4,320	2,936	1,423	1,707	809
WANGER USA
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93	$12.50
Value at end of period	$13.93	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93
Number of accumulation units outstanding at end of period	2,564	1,925	1,695	1,746	2,632	1,762	913
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29	$10.75
Value at end of period	$12.38	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29
Number of accumulation units outstanding at end of period	10,349	9,038	7,601	7,367	7,605	1,779	1,274

TABLE 51

FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES

(Selected data for accumulation units outstanding throughout each period)

2011

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$16.15
Value at end of period	$16.08
Number of accumulation units outstanding at end of period	28

CFI 433

Condensed Financial Information (continued)

TABLE 52
FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.26	$16.80	$12.16	$17.95
Value at end of period	$15.67	$18.26	$16.80	$12.16
Number of accumulation units outstanding at end of period	26,203	7,109	2,093
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50	$11.07
Value at end of period	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50
Number of accumulation units outstanding at end of period	124,244	115,986	118,813	103,341	84,797	66,268	36,587	18,405	8,227
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.50	$10.92	$8.44	$14.82	$14.69	$14.03
Value at end of period	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	132
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27	$8.90
Value at end of period	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27
Number of accumulation units outstanding at end of period	66	18	18	0	3,249	2,957	6,815	3,972	317
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.59	$13.88	$11.04	$19.77	$16.96	$15.70
Value at end of period	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	177
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2003)
Value at beginning of period	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28	$10.28
Value at end of period	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28
Number of accumulation units outstanding at end of period	49,952	47,308	51,227	42,902	34,672	27,856	17,772	11,968	2,343
ING BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74	$10.47
Value at end of period	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74
Number of accumulation units outstanding at end of period	0	5	5	0	4,060	3,240	2,334	776	60
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.95	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65	$10.32
Value at end of period	$19.25	$19.25	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65
Number of accumulation units outstanding at end of period	25,482	26,229	25,035	19,813	14,632	10,483	6,333	3,430	2,498
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.29	$8.23	$6.34	$10.45	$10.67
Value at end of period	$9.11	$9.29	$8.23	$6.34	$10.45
Number of accumulation units outstanding at end of period	26	0	0	0	2,583

CFI 434

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$10.58	$8.35
Value at end of period	$11.51	$10.58
Number of accumulation units outstanding at end of period	22,569	17,167
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06	$9.90
Value at end of period	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06
Number of accumulation units outstanding at end of period	53,122	43,178	49,818	50,046	32,830	16,375	5,153
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74	$9.35
Value at end of period	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74
Number of accumulation units outstanding at end of period	9,587	8,036	7,701	5,587	4,516	7,331	5,166	5,766	2,836
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76	$10.11
Value at end of period	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76
Number of accumulation units outstanding at end of period	13,601	10,464	10,975	8,978	7,405	6,136	5,096	2,316	154
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09	$11.74
Value at end of period	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09
Number of accumulation units outstanding at end of period	13,064	11,416	11,114	8,918	5,179	5,326	4,700	2,854	108
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70	$11.66
Value at end of period	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70
Number of accumulation units outstanding at end of period	20,546	18,383	24,684	26,899	25,109	24,875	9,451	957	470
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33	$8.74
Value at end of period	$11.74	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33
Number of accumulation units outstanding at end of period	38,063	35,172	47,867	46,818	24,300	20,602	16,355	11,146	1,627
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82	$9.72
Value at end of period	$13.05	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82
Number of accumulation units outstanding at end of period	19,675	18,999	18,348	12,509	11,193	9,784	10,377	4,360	101
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74	$9.82
Value at end of period	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74
Number of accumulation units outstanding at end of period	38,499	35,179	25,214	20,796	13,182	12,528	8,594
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.48	$7.15	$6.39	$8.36
Value at end of period	$8.72	$8.48	$7.15	$6.39
Number of accumulation units outstanding at end of period	159,892	140,635	165,403	156,727

CFI 435

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35	$10.35
Value at end of period	$11.62	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35
Number of accumulation units outstanding at end of period	133,047	116,976	94,439	68,430	37,109	15,836	6,017	1,244	5
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71	$10.02
Value at end of period	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71
Number of accumulation units outstanding at end of period	60,213	53,085	50,515	46,865	54,046	43,001	26,655
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during 2008)
Value at beginning of period	$15.83	$14.81	$13.24	$13.35
Value at end of period	$16.24	$15.83	$14.81	$13.24
Number of accumulation units outstanding at end of period	42,492	37,354	32,023	26,533
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.90	$9.28	$7.45	$10.12
Value at end of period	$10.31	$10.90	$9.28	$7.45
Number of accumulation units outstanding at end of period	52,933	46,584	68,373	62,485
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41	$10.96	$10.56
Value at end of period	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41	$10.96
Number of accumulation units outstanding at end of period	14	0	0	0	2,480	2,009	1,277	368	58
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74	$10.53
Value at end of period	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74
Number of accumulation units outstanding at end of period	8,786	7,205	6,032	4,533	3,001	2,574	1,681	1,007	555
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38	$10.04
Value at end of period	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38
Number of accumulation units outstanding at end of period	6,658	5,424	2,422	1,561	1,139	516	3,070	1,377	74
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51	$10.67
Value at end of period	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51
Number of accumulation units outstanding at end of period	3,411	2,283	1,180	292	396	529	384	187
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37	$9.96
Value at end of period	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37
Number of accumulation units outstanding at end of period	25,717	15,653	11,083	9,513	7,777	6,339	14,012	14,100	691
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.96	$8.29	$6.31	$10.20
Value at end of period	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	352	286	218	46
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2004)
Value at beginning of period	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15	$10.55
Value at end of period	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15
Number of accumulation units outstanding at end of period	3,286	7,328	952	659	483	386	285	206

CFI 436

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003

LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65	$10.09
Value at end of period	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65
Number of accumulation units outstanding at end of period	31,932	32,980	32,612	27,616	23,885	22,848	17,040	12,913	2,987
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2008)
Value at beginning of period	$16.71	$14.92	$10.93	$11.15
Value at end of period	$15.34	$16.71	$14.92	$10.93
Number of accumulation units outstanding at end of period	22,285	19,309	3,794	35
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.81	$12.86	$10.93	$10.74
Value at end of period	$15.32	$13.81	$12.86	$10.93
Number of accumulation units outstanding at end of period	32,027	21,453	8,383	1,763
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.87	$12.43	$9.30	$13.92
Value at end of period	$13.11	$13.87	$12.43	$9.30
Number of accumulation units outstanding at end of period	17,793	16,146	12,470	6,653
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$17.60	$14.00	$8.18
Value at end of period	$14.40	$17.60	$14.00
Number of accumulation units outstanding at end of period	17,209	14,372	3,456

CFI 437

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated April 30, 2012 as well as all current prospectuses for the funds available under the Contracts.

____ Please send a Variable Annuity Account C Statement of Additional Information (Form No.
SAI.01107-12) dated April 30, 2012.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.01107-12

PART B

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated April 30, 2012

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 30, 2012. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable
Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

		Page
General Information and History		2
Variable Annuity Account C		2
Offering and Purchase of Contracts		2
Income Phase Payments		3
Sales Material and Advertising		4
Experts		5
Financial Statements of the Separate Account	S	-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C	-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1,
2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life
Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion
Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial

2

Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of
ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Purchase and Participation,” “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2011, 2010 and 2009 amounted to $56,593,822.08, $43,979,093.81 and $44,259,566.54,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity
Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by
(b), where (a) is the amount of the first income phase payment based upon a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the
Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

3

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of
Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation
and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-
paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance
Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year Ended December 31, 2011
with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	6
Statements of Operations	64
Statements of Changes in Net Assets	126
Notes to Financial Statements	203

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The Alger Funds II:	Columbia Funds Series Trust:
Alger Green Fund - Class A	Columbia Mid Cap Value Fund - Class A
AllianceBernstein Growth and Income Fund, Inc.:	Columbia Mid Cap Value Fund - Class Z
AllianceBernstein Growth and Income Fund, Inc. - Class A	CRM Mutual Fund Trust:
AllianceBernstein Variable Products Series Fund, Inc.:	CRM Mid Cap Value Fund - Investor Shares
AllianceBernstein Growth and Income Portfolio - Class A	Dodge & Cox Funds:
Allianz Funds:	Dodge & Cox International Stock Fund
Allianz NFJ Dividend Value Fund - Class A	Dodge & Cox Stock Fund
Allianz NFJ Large-Cap Value Fund - Institutional Class	DWS Institutional Funds:
Allianz NFJ Small-Cap Value Fund - Class A	DWS Equity 500 Index Fund - Class S
Amana Mutual Funds Trust:	Eaton Vance Special Investment Trust:
Amana Growth Fund	Eaton Vance Large-Cap Value Fund - Class R
Amana Income Fund	EuroPacific Growth Fund®:
American Balanced Fund®, Inc.:	EuroPacific Growth Fund® - Class R-3
American Balanced Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4
American Century Government Income Trust:	Fidelity® Contrafund®:
American Century Inflation-Adjusted Bond Fund - Investor Class	Fidelity® Advisor New Insights Fund - Institutional Class
American Century Quantitative Equity Funds, Inc.:	Fidelity® Variable Insurance Products:
American Century Income & Growth Fund - A Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
American Funds American Mutual Fund®:	Fidelity® VIP Growth Portfolio - Initial Class
American Funds American Mutual Fund® - Class R-4	Fidelity® VIP High Income Portfolio - Initial Class
Ariel Investment Trust:	Fidelity® VIP Overseas Portfolio - Initial Class
Ariel Appreciation Fund	Fidelity® Variable Insurance Products II:
Ariel Fund	Fidelity® VIP Contrafund® Portfolio - Initial Class
Artisan Funds, Inc.:	Fidelity® VIP Index 500 Portfolio - Initial Class
Artisan International Fund - Investor Shares	Fidelity® Variable Insurance Products III:
Aston Funds:	Fidelity® VIP Mid Cap Portfolio - Initial Class
Aston/Fairpointe Mid Cap Fund - Class N	Fidelity® Variable Insurance Products V:
BlackRock Equity Dividend Fund:	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
BlackRock Equity Dividend Fund - Investor A Shares	Franklin Mutual Series Fund Inc.:
BlackRock Mid Cap Value Opportunities Series, Inc.:	Mutual Global Discovery Fund - Class R
BlackRock Mid Cap Value Opportunities Fund - Investor A	Franklin Strategic Series:
Shares	Franklin Small-Mid Cap Growth Fund - Class A
The Bond Fund of AmericaSM, Inc.:	Franklin Templeton Variable Insurance Products Trust:
The Bond Fund of AmericaSM, Inc. - Class R-4	Franklin Small Cap Value Securities Fund - Class 2
Calvert Variable Series, Inc.:	Fundamental InvestorsSM, Inc.:
Calvert VP SRI Balanced Portfolio	Fundamental InvestorsSM, Inc. - Class R-3
Capital World Growth & Income FundSM, Inc.:	Fundamental InvestorsSM, Inc. - Class R-4
Capital World Growth & Income FundSM, Inc. - Class R-3	The Growth Fund of America®, Inc.:
Cohen & Steers Realty Shares, Inc.:	The Growth Fund of America® - Class R-3
Cohen & Steers Realty Shares	The Growth Fund of America® - Class R-4
Columbia Acorn Trust:	Hartford Mutual Funds, Inc.:
ColumbiaSM Acorn Fund® - Class A	The Hartford Capital Appreciation Fund - Class R4
ColumbiaSM Acorn Fund® - Class Z	The Hartford Dividend And Growth Fund - Class R4

The Income Fund of America®, Inc.:	ING Investors Trust (continued):
The Income Fund of America® - Class R-3	ING PIMCO High Yield Portfolio - Institutional Class
ING Balanced Portfolio, Inc.:	ING PIMCO High Yield Portfolio - Service Class
ING Balanced Portfolio - Class I	ING Pioneer Fund Portfolio - Institutional Class
ING Equity Trust:	ING Pioneer Fund Portfolio - Service Class
ING Real Estate Fund - Class A	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Value Choice Fund - Class A	ING Pioneer Mid Cap Value Portfolio - Service Class
ING Funds Trust:	ING T. Rowe Price Capital Appreciation Portfolio - Adviser
ING GNMA Income Fund - Class A	Class
ING Intermediate Bond Fund - Class A	ING T. Rowe Price Capital Appreciation Portfolio - Service
ING Intermediate Bond Portfolio:	Class
ING Intermediate Bond Portfolio - Class I	ING T. Rowe Price Equity Income Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class S	ING T. Rowe Price Equity Income Portfolio - Service Class
ING Investors Trust:	ING T. Rowe Price International Stock Portfolio - Adviser Class
ING Artio Foreign Portfolio - Service Class	ING T. Rowe Price International Stock Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio -	ING Templeton Global Growth Portfolio - Institutional Class
Service Class	ING Templeton Global Growth Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Adviser	ING U.S. Stock Index Portfolio - Institutional Class
Class	ING Money Market Portfolio:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Money Market Portfolio - Class I
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Mutual Funds:
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Global Real Estate Fund - Class A
ING Clarion Global Real Estate Portfolio - Adviser Class	ING International Capital Appreciation Fund - Class I
ING Clarion Global Real Estate Portfolio - Institutional Class	ING International SmallCap Multi-Manager Fund - Class A
ING Clarion Real Estate Portfolio - Adviser Class	ING Partners, Inc.:
ING Clarion Real Estate Portfolio - Institutional Class	ING American Century Small-Mid Cap Value Portfolio - Adviser
ING Clarion Real Estate Portfolio - Service Class	Class
ING Core Growth and Income Portfolio - Service Class	ING American Century Small-Mid Cap Value Portfolio - Initial
ING FMRSM Diversified Mid Cap Portfolio - Service Class	Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING Global Resources Portfolio - Adviser Class	Class
ING Global Resources Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Adviser Class
ING Global Resources Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING Columbia Small Cap Value II Portfolio - Adviser Class
Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser	ING Davis New York Venture Portfolio - Service Class
Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Global Bond Portfolio - Adviser Class
Class	ING Global Bond Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Global Bond Portfolio - Service Class
Class	ING Index Solution 2015 Portfolio - Initial Class
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	ING Index Solution 2015 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Index Solution 2015 Portfolio - Service 2 Class
ING Large Cap Growth Portfolio - Adviser Class	ING Index Solution 2025 Portfolio - Initial Class
ING Large Cap Growth Portfolio - Institutional Class	ING Index Solution 2025 Portfolio - Service Class
ING Large Cap Growth Portfolio - Service Class	ING Index Solution 2025 Portfolio - Service 2 Class
ING Large Cap Value Portfolio - Institutional Class	ING Index Solution 2035 Portfolio - Initial Class
ING Large Cap Value Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Institutional	ING Index Solution 2035 Portfolio - Service 2 Class
Class	ING Index Solution 2045 Portfolio - Initial Class
ING Lord Abbett Growth and Income Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service Class
ING Marsico Growth Portfolio - Institutional Class	ING Index Solution 2045 Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service Class	ING Index Solution 2055 Portfolio - Initial Class
ING MFS Total Return Portfolio - Adviser Class	ING Index Solution 2055 Portfolio - Service Class
ING MFS Total Return Portfolio - Institutional Class	ING Index Solution 2055 Portfolio - Service 2 Class
ING MFS Total Return Portfolio - Service Class	ING Index Solution Income Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Index Solution Income Portfolio - Service 2 Class
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	ING Invesco Van Kampen Comstock Portfolio - Adviser Class
ING PIMCO High Yield Portfolio - Adviser Class	ING Invesco Van Kampen Comstock Portfolio - Service Class

ING Partners, Inc. (continued):	ING Series Fund, Inc.:
ING Invesco Van Kampen Equity and Income Portfolio -	ING Core Equity Research Fund - Class A
Adviser Class	ING Strategic Allocation Portfolios, Inc.:
ING Invesco Van Kampen Equity and Income Portfolio - Initial	ING Strategic Allocation Conservative Portfolio - Class I
Class	ING Strategic Allocation Growth Portfolio - Class I
ING Invesco Van Kampen Equity and Income Portfolio -	ING Strategic Allocation Moderate Portfolio - Class I
Service Class	ING Variable Funds:
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING Growth and Income Portfolio - Class A
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING Growth and Income Portfolio - Class S
Adviser Class	ING Variable Insurance Trust:
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING GET U.S. Core Portfolio - Series 5
Initial Class	ING GET U.S. Core Portfolio - Series 6
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING GET U.S. Core Portfolio - Series 7
Service Class	ING GET U.S. Core Portfolio - Series 8
ING Oppenheimer Global Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 9
ING Oppenheimer Global Portfolio - Initial Class	ING GET U.S. Core Portfolio - Series 10
ING Oppenheimer Global Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING PIMCO Total Return Portfolio - Adviser Class	ING Variable Portfolios, Inc.:
ING PIMCO Total Return Portfolio - Initial Class	ING BlackRock Science and Technology Opportunities
ING PIMCO Total Return Portfolio - Service Class	Portfolio - Adviser Class
ING Pioneer High Yield Portfolio - Initial Class	ING BlackRock Science and Technology Opportunities
ING Pioneer High Yield Portfolio - Service Class	Portfolio - Class I
ING Solution 2015 Portfolio - Adviser Class	ING Index Plus LargeCap Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class S
ING Solution 2015 Portfolio - Service 2 Class	ING Index Plus MidCap Portfolio - Class I
ING Solution 2025 Portfolio - Adviser Class	ING Index Plus MidCap Portfolio - Class S
ING Solution 2025 Portfolio - Service Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution 2025 Portfolio - Service 2 Class	ING Index Plus SmallCap Portfolio - Class S
ING Solution 2035 Portfolio - Adviser Class	ING International Index Portfolio - Class I
ING Solution 2035 Portfolio - Service Class	ING International Index Portfolio - Class S
ING Solution 2035 Portfolio - Service 2 Class	ING Russell™ Large Cap Growth Index Portfolio - Class I
ING Solution 2045 Portfolio - Adviser Class	ING Russell™ Large Cap Growth Index Portfolio - Class S
ING Solution 2045 Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Solution 2045 Portfolio - Service 2 Class	ING Russell™ Large Cap Index Portfolio - Class S
ING Solution 2055 Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class I
ING Solution 2055 Portfolio - Service 2 Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Solution Growth Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Solution Income Portfolio - Adviser Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING Russell™ Small Cap Index Portfolio - Class I
ING Solution Income Portfolio - Service 2 Class	ING Small Company Portfolio - Class I
ING Solution Moderate Portfolio - Service Class	ING Small Company Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING U.S. Bond Index Portfolio - Class I
Adviser Class	ING Variable Products Trust:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING International Value Portfolio - Class I
Initial Class	ING International Value Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING MidCap Opportunities Portfolio - Class I
Service Class	ING MidCap Opportunities Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING SmallCap Opportunities Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING SmallCap Opportunities Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Service Class	Invesco Growth Series:
ING Templeton Foreign Equity Portfolio - Adviser Class	Invesco Mid Cap Core Equity Fund - Class A
ING Templeton Foreign Equity Portfolio - Initial Class	Invesco Small Cap Growth Fund - Class A
ING Templeton Foreign Equity Portfolio - Service Class	Invesco Investment Funds:
ING Thornburg Value Portfolio - Adviser Class	Invesco Endeavor Fund - Class A
ING Thornburg Value Portfolio - Initial Class	Invesco Global Health Care Fund - Investor Class
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class

Invesco Sector Funds:	Parnassus Income Funds:
Invesco U.S. Small Cap Value Fund - Class Y	Parnassus Equity Income Fund - Investor Shares
Invesco Van Kampen Small Cap Value Fund - Class A	Pax World Funds Series Trust I:
Invesco Van Kampen Small Cap Value Fund - Class Y	Pax World Balanced Fund - Individual Investor Class
Invesco Variable Insurance Funds:	PIMCO Variable Insurance Trust:
Invesco V.I. Capital Appreciation Fund - Series I Shares	PIMCO Real Return Portfolio - Administrative Class
Invesco V.I. Core Equity Fund - Series I Shares	Pioneer High Yield Fund:
Janus Aspen Series:	Pioneer High Yield Fund - Class A
Janus Aspen Series Balanced Portfolio - Institutional Shares	Pioneer Strategic Income Fund:
Janus Aspen Series Enterprise Portfolio - Institutional Shares	Pioneer Strategic Income Fund - Class A
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Pioneer Variable Contracts Trust:
Janus Aspen Series Janus Portfolio - Institutional Shares	Pioneer Emerging Markets VCT Portfolio - Class I
Janus Aspen Series Worldwide Portfolio - Institutional Shares	Pioneer High Yield VCT Portfolio - Class I
The Lazard Funds, Inc.:	Pioneer Mid Cap Value VCT Portfolio - Class I
Lazard Emerging Markets Equity Portfolio - Open Shares	RiverSource® Investment Series, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	Columbia Diversified Equity Income Fund - Class R-3
LKCM Funds:	Columbia Diversified Equity Income Fund - Class R-4
LKCM Aquinas Growth Fund	The Royce Fund:
Loomis Sayles Funds I:	Royce Total Return Fund - Class K
Loomis Sayles Small Cap Value Fund - Retail Class	SmallCap World Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc.:	SMALLCAP World Fund® - Class R-4
Lord Abbett Developing Growth Fund, Inc. - Class A	T. Rowe Price Mid-Cap Value Fund, Inc.:
Lord Abbett Investment Trust:	T. Rowe Price Mid-Cap Value Fund - R Class
Lord Abbett Core Fixed Income Fund - Class A	T. Rowe Price Value Fund, Inc.:
Lord Abbett Mid Cap Value Fund, Inc.:	T. Rowe Price Value Fund - Advisor Class
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	Templeton Funds, Inc.:
Lord Abbett Research Fund, Inc.:	Templeton Foreign Fund - Class A
Lord Abbett Small-Cap Value Fund - Class A	Templeton Income Trust:
Lord Abbett Securities Trust:	Templeton Global Bond Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A	Thornburg Investment Trust:
Lord Abbett Series Fund, Inc.:	Thornburg International Value Fund - Class R4
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	USAA Investment Trust:
Massachusetts Investors Growth Stock Fund:	USAA Precious Metals and Minerals Fund - Adviser Shares
Massachusetts Investors Growth Stock Fund - Class A	Vanguard® Variable Insurance Fund:
Neuberger Berman Equity Funds®:	Diversified Value Portfolio
Neuberger Berman Genesis Fund® - Trust Class	Equity Income Portfolio
Neuberger Berman Socially Responsive Fund® - Trust Class	Small Company Growth Portfolio
New Perspective Fund®, Inc.:	The Victory Portfolios:
New Perspective Fund®, Inc. - Class R-3	Victory Small Company Opportunity Fund - Class R
New Perspective Fund®, Inc. - Class R-4	Wanger Advisors Trust:
Oppenheimer Capital Appreciation Fund:	Wanger International
Oppenheimer Capital Appreciation Fund - Class A	Wanger Select
Oppenheimer Developing Markets Fund:	Wanger USA
Oppenheimer Developing Markets Fund - Class A	Washington Mutual Investors FundSM, Inc.:
Oppenheimer Gold & Special Minerals Fund:	Washington Mutual Investors FundSM, Inc. - Class R-3
Oppenheimer Gold & Special Minerals Fund - Class A	Washington Mutual Investors FundSM, Inc. - Class R-4
Oppenheimer International Bond Fund:	Wells Fargo Funds Trust:
Oppenheimer International Bond Fund - Class A	Wells Fargo Advantage Small Cap Value Fund - Class A
Oppenheimer Variable Account Funds:	Wells Fargo Advantage Special Small Cap Values Fund -
Oppenheimer Global Securities/VA	Class A
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
Oppenheimer Small- & Mid-Cap Growth Fund/VA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2011, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
April 3, 2012

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		AllianceBernstein	AllianceBernstein
		Growth and	Growth and	Allianz NFJ
	Alger Green	Income Fund, Inc. -	Income Portfolio -	Dividend Value
	Fund - Class A	Class A	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 1,622	$ 172	$ 473	$ 179
Total assets	1,622	172	473	179

Liabilities
Due to related parties	-	-	-	-
Total liabilities	-	-	-	-
Net assets	$ 1,622	$ 172	$ 473	$ 179

Net assets
Accumulation units	$ 1,622	$ 172	$ 473	$ 179
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 1,622	$ 172	$ 473	$ 179

Total number of mutual fund shares	271,166	49,953	26,232	15,735

Cost of mutual fund shares	$ 1,602	$ 145	$ 415	$ 163

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Allianz NFJ
	Large-Cap	Allianz NFJ			American
	Value Fund -	Small-Cap			Balanced
	Institutional	Value Fund -	Amana Growth	Amana Income	Fund® -
	Class	Class A	Fund	Fund	Class R-3
Assets
Investments in mutual funds
at fair value	$ 3,063	$ 395	$ 27,823	$ 40,418	$ 5,726
Total assets	3,063	395	27,823	40,418	5,726

Liabilities
Due to related parties	-	-	1	1	-
Total liabilities	-	-	1	1	-
Net assets	$ 3,063	$ 395	$ 27,822	$ 40,417	$ 5,726

Net assets
Accumulation units	$ 3,063	$ 395	$ 27,822	$ 40,417	$ 5,726
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,063	$ 395	$ 27,822	$ 40,417	$ 5,726

Total number of mutual fund shares	222,269	14,193	1,147,815	1,273,000	315,651

Cost of mutual fund shares	$ 3,018	$ 355	$ 26,610	$ 37,770	$ 5,207

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

American
	Century		American
	Inflation-	American	Funds
	Adjusted Bond Century Income		American	Ariel
	Fund - Investor	& Growth	Mutual Fund® -	Appreciation
	Class	Fund - A Class	Class R-4	Fund	Ariel Fund
Assets
Investments in mutual funds
at fair value	$ 43,589	$ 5,331	$ 6	$ 679	$ 3,064
Total assets	43,589	5,331	6	679	3,064

Liabilities
Due to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 43,588	$ 5,331	$ 6	$ 679	$ 3,064

Net assets
Accumulation units	$ 43,588	$ 5,331	$ 6	$ 679	$ 3,064
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 43,588	$ 5,331	$ 6	$ 679	$ 3,064

Total number of mutual fund shares	3,421,466	219,303	234	17,547	71,310

Cost of mutual fund shares	$ 42,498	$ 5,708	$ 6	$ 582	$ 3,433

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			BlackRock	BlackRock Mid
	Artisan		Equity	Cap Value
	International	Aston/Fairpointe	Dividend Fund -	Opportunities	The Bond Fund
	Fund - Investor	Mid Cap Fund -	Investor A	Fund - Investor	of AmericaSM,
	Shares	Class N	Shares	A Shares	Inc. - Class R-4
Assets
Investments in mutual funds
at fair value	$ 2,674	$ 5,556	$ 487	$ 7,480	$ 9,219
Total assets	2,674	5,556	487	7,480	9,219

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,674	$ 5,556	$ 487	$ 7,480	$ 9,219

Net assets
Accumulation units	$ 2,674	$ 5,556	$ 487	$ 7,480	$ 9,219
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,674	$ 5,556	$ 487	$ 7,480	$ 9,219

Total number of mutual fund shares	134,825	187,782	26,852	453,881	734,559

Cost of mutual fund shares	$ 2,756	$ 5,848	$ 462	$ 7,268	$ 8,947

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Assets and Liabilities
	December 31, 2011
	(Dollars in thousands)

Capital World
	Calvert VP SRI	Growth &		ColumbiaSM	ColumbiaSM
	Balanced	Income FundSM,	Cohen & Steers	Acorn Fund® -	Acorn Fund® -
	Portfolio	Inc. - Class R-3	Realty Shares	Class A	Class Z
Assets
Investments in mutual funds
at fair value	$ 44,042	$ 415	$ 677	$ 69	$ 10,848
Total assets	44,042	415	677	69	10,848

Liabilities
Due to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 44,041	$ 415	$ 677	$ 69	$ 10,848

Net assets
Accumulation units	$ 43,833	$ 415	$ 677	$ 69	$ 10,848
Contracts in payout (annuitization)	208	-	-	-	-
Total net assets	$ 44,041	$ 415	$ 677	$ 69	$ 10,848

Total number of mutual fund shares	25,181,092	12,996	11,136	2,602	393,622

Cost of mutual fund shares	$ 45,216	$ 434	$ 648	$ 75	$ 11,325

The accompanying notes are an integral part of these financial statements.

		10

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Columbia Mid	Columbia Mid	CRM Mid Cap	Dodge & Cox
	Cap Value	Cap Value	Value Fund -	International	Dodge & Cox
	Fund - Class A	Fund - Class Z	Investor Shares	Stock Fund	Stock Fund
Assets
Investments in mutual funds
at fair value	$ 3,805	$ 5,363	$ 216	$ 136	$ 24
Total assets	3,805	5,363	216	136	24

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,805	$ 5,363	$ 216	$ 136	$ 24

Net assets
Accumulation units	$ 3,805	$ 5,363	$ 216	$ 136	$ 24
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,805	$ 5,363	$ 216	$ 136	$ 24

Total number of mutual fund shares	297,271	418,684	8,293	4,662	237

Cost of mutual fund shares	$ 3,186	$ 5,466	$ 210	$ 144	$ 26

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Fidelity®
		Eaton Vance	EuroPacific	EuroPacific	Advisor New
	DWS Equity	Large-Cap	Growth	Growth	Insights Fund -
	500 Index	Value Fund -	Fund® -	Fund® -	Institutional
	Fund - Class S	Class R	Class R-3	Class R-4	Class
Assets
Investments in mutual funds
at fair value	$ 400	$ 46	$ 9,736	$ 235,348	$ 259
Total assets	400	46	9,736	235,348	259

Liabilities
Due to related parties	-	-	-	6	-
Total liabilities	-	-	-	6	-
Net assets	$ 400	$ 46	$ 9,736	$ 235,342	$ 259

Net assets
Accumulation units	$ 400	$ 46	$ 9,736	$ 235,342	$ 259
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 400	$ 46	$ 9,736	$ 235,342	$ 259

Total number of mutual fund shares	2,834	2,661	282,028	6,811,798	12,961

Cost of mutual fund shares	$ 384	$ 45	$ 10,770	$ 280,684	$ 265

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
	December 31, 2011
	(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 256,286	$ 214,518	$ 9,729	$ 27,986	$ 988,355
Total assets	256,286	214,518	9,729	27,986	988,355

Liabilities
Due to related parties	7	6	-	1	24
Total liabilities	7	6	-	1	24
Net assets	$ 256,279	$ 214,512	$ 9,729	$ 27,985	$ 988,331

Net assets
Accumulation units	$ 252,758	$ 213,488	$ 9,667	$ 27,985	$ 980,308
Contracts in payout (annuitization)	3,521	1,024	62	-	8,023
Total net assets	$ 256,279	$ 214,512	$ 9,729	$ 27,985	$ 988,331

Total number of mutual fund shares	13,712,476	5,815,076	1,804,949	2,053,234	42,934,629

Cost of mutual fund shares	$ 309,416	$ 182,226	$ 9,785	$ 39,476	$ 1,126,802

The accompanying notes are an integral part of these financial statements.

		13

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2011 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset		Franklin Small-
	Index 500	Mid Cap	ManagerSM	Mutual Global	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Discovery	Growth Fund -
	Initial Class	Initial Class	Initial Class	Fund - Class R	Class A
Assets
Investments in mutual funds
at fair value	$ 103,345	$ 18,110	$ 20,845	$ 2,800	$ 673
Total assets	103,345	18,110	20,845	2,800	673

Liabilities
Due to related parties	3	-	1	-	-
Total liabilities	3	-	1	-	-
Net assets	$ 103,342	$ 18,110	$ 20,844	$ 2,800	$ 673

Net assets
Accumulation units	$ 103,342	$ 18,110	$ 20,844	$ 2,800	$ 673
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 103,342	$ 18,110	$ 20,844	$ 2,800	$ 673

Total number of mutual fund shares	799,079	622,755	1,510,494	104,122	19,922

Cost of mutual fund shares	$ 98,002	$ 17,178	$ 21,543	$ 2,613	$ 590

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2011 (Dollars in thousands)

	Franklin Small			The Growth	The Growth
	Cap Value	Fundamental	Fundamental	Fund of	Fund of
	Securities	InvestorsSM,	InvestorsSM,	America® -	America® -
	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 109,151	$ 1,093	$ 32,352	$ 14,365	$ 271,707
Total assets	109,151	1,093	32,352	14,365	271,707

Liabilities
Due to related parties	3	-	1	-	7
Total liabilities	3	-	1	-	7
Net assets	$ 109,148	$ 1,093	$ 32,351	$ 14,365	$ 271,700

Net assets
Accumulation units	$ 107,625	$ 1,093	$ 32,351	$ 14,365	$ 271,700
Contracts in payout (annuitization)	1,523	-	-	-	-
Total net assets	$ 109,148	$ 1,093	$ 32,351	$ 14,365	$ 271,700

Total number of mutual fund shares	7,028,424	30,938	915,722	507,072	9,526,883

Cost of mutual fund shares	$ 106,438	$ 1,051	$ 27,433	$ 13,840	$ 278,222

The accompanying notes are an integral part of these financial statements.

		15

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities December 31, 2011 (Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend And	Fund of	ING Balanced
	Appreciation	Growth Fund -	America® -	Portfolio -	ING Real Estate
	Fund - Class R4	Class R4	Class R-3	Class I	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 173	$ 28	$ 2,121	$ 299,270	$ 2,098
Total assets	173	28	2,121	299,270	2,098

Liabilities
Due to related parties	-	-	-	9	-
Total liabilities	-	-	-	9	-
Net assets	$ 173	$ 28	$ 2,121	$ 299,261	$ 2,098

Net assets
Accumulation units	$ 173	$ 28	$ 2,121	$ 282,894	$ 2,098
Contracts in payout (annuitization)	-	-	-	16,367	-
Total net assets	$ 173	$ 28	$ 2,121	$ 299,261	$ 2,098

Total number of mutual fund shares	5,605	1,456	126,929	26,888,583	146,206

Cost of mutual fund shares	$ 203	$ 26	$ 1,948	$ 321,343	$ 1,592

The accompanying notes are an integral part of these financial statements.

		16

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING	ING	ING
	ING Value	ING GNMA	Intermediate	Intermediate	Intermediate
	Choice Fund -	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Class A	Class A	Class A	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 3	$ 4,837	$ 3,356	$ 386,943	$ 922
Total assets	3	4,837	3,356	386,943	922

Liabilities
Due to related parties	-	-	-	10	-
Total liabilities	-	-	-	10	-
Net assets	$ 3	$ 4,837	$ 3,356	$ 386,933	$ 922

Net assets
Accumulation units	$ 3	$ 4,837	$ 3,356	$ 373,673	$ 922
Contracts in payout (annuitization)	-	-	-	13,260	-
Total net assets	$ 3	$ 4,837	$ 3,356	$ 386,933	$ 922

Total number of mutual fund shares	173	529,217	344,514	31,205,056	74,708

Cost of mutual fund shares	$ 3	$ 4,692	$ 3,165	$ 395,186	$ 908

The accompanying notes are an integral part of these financial statements.

		17

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING BlackRock
		ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	ING Artio	Health Sciences	Inflation	Growth	Large Cap
	Foreign	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 21,282	$ 11,294	$ 74	$ 82,027	$ 551
Total assets	21,282	11,294	74	82,027	551

Liabilities
Due to related parties	1	-	-	2	-
Total liabilities	1	-	-	2	-
Net assets	$ 21,281	$ 11,294	$ 74	$ 82,025	$ 551

Net assets
Accumulation units	$ 21,281	$ 11,294	$ 74	$ 81,736	$ 551
Contracts in payout (annuitization)	-	-	-	289	-
Total net assets	$ 21,281	$ 11,294	$ 74	$ 82,025	$ 551

Total number of mutual fund shares	2,399,337	983,790	6,863	8,526,717	57,552

Cost of mutual fund shares	$ 33,463	$ 10,147	$ 74	$ 96,039	$ 607

The accompanying notes are an integral part of these financial statements.

		18

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Clarion
	ING BlackRock	ING Clarion	Global Real		ING Clarion
	Large Cap	Global Real	Estate	ING Clarion	Real Estate
	Growth	Estate	Portfolio -	Real Estate	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service 2 Class	Adviser Class	Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 261	$ 2	$ 55,562	$ 18	$ 2,157
Total assets	261	2	55,562	18	2,157

Liabilities
Due to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 261	$ 2	$ 55,561	$ 18	$ 2,157

Net assets
Accumulation units	$ 261	$ 2	$ 55,561	$ 18	$ -
Contracts in payout (annuitization)	-	-	-	-	2,157
Total net assets	$ 261	$ 2	$ 55,561	$ 18	$ 2,157

Total number of mutual fund shares	27,669	253	6,221,903	768	90,738

Cost of mutual fund shares	$ 233	$ 2	$ 57,957	$ 17	$ 2,034

The accompanying notes are an integral part of these financial statements.

		19

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING Global
	ING Clarion	ING FMRSM	ING FMRSM	ING Global	Resources
	Real Estate	Diversified Mid	Diversified Mid	Resources	Portfolio -
	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service 2 Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 48,010	$ 64,099	$ 12	$ 2	$ 30
Total assets	48,010	64,099	12	2	30

Liabilities
Due to related parties	1	1	-	-	-
Total liabilities	1	1	-	-	-
Net assets	$ 48,009	$ 64,098	$ 12	$ 2	$ 30

Net assets
Accumulation units	$ 48,009	$ 64,098	$ 12	$ 2	$ 30
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 48,009	$ 64,098	$ 12	$ 2	$ 30

Total number of mutual fund shares	2,024,873	4,748,056	887	114	1,550

Cost of mutual fund shares	$ 38,001	$ 58,097	$ 14	$ 2	$ 36

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Invesco		ING JPMorgan
		Van Kampen	ING JPMorgan	Emerging	ING JPMorgan
	ING Global	Growth and	Emerging	Markets Equity	Emerging
	Resources	Income	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 122,294	$ 19,901	$ 286	$ 28,903	$ 23,895
Total assets	122,294	19,901	286	28,903	23,895

Liabilities
Due to related parties	3	-	-	1	1
Total liabilities	3	-	-	1	1
Net assets	$ 122,291	$ 19,901	$ 286	$ 28,902	$ 23,894

Net assets
Accumulation units	$ 122,291	$ 19,901	$ 286	$ 28,902	$ 23,894
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 122,291	$ 19,901	$ 286	$ 28,902	$ 23,894

Total number of mutual fund shares	6,294,064	948,562	16,364	1,604,819	1,331,218

Cost of mutual fund shares	$ 133,293	$ 18,507	$ 337	$ 31,045	$ 25,078

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan		ING Large Cap
	Small Cap Core	Small Cap Core	ING Large Cap	Growth	ING Large Cap
	Equity	Equity	Growth	Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9	$ 8,714	$ 113	$ 133,025	$ 266
Total assets	9	8,714	113	133,025	266

Liabilities
Due to related parties	-	-	-	3	-
Total liabilities	-	-	-	3	-
Net assets	$ 9	$ 8,714	$ 113	$ 133,022	$ 266

Net assets
Accumulation units	$ 9	$ 8,714	$ 113	$ 132,827	$ 266
Contracts in payout (annuitization)	-	-	-	195	-
Total net assets	$ 9	$ 8,714	$ 113	$ 133,022	$ 266

Total number of mutual fund shares	700	674,457	9,264	10,457,908	21,128

Cost of mutual fund shares	$ 8	$ 7,601	$ 120	$ 139,998	$ 279

The accompanying notes are an integral part of these financial statements.

		22

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Large Cap		ING Marsico
	Value	ING Large Cap	Growth	ING Marsico	ING MFS Total
	Portfolio -	Value	Portfolio -	Growth	Return
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 212,317	$ 821	$ 8,799	$ 570	$ 1,120
Total assets	212,317	821	8,799	570	1,120

Liabilities
Due to related parties	5	-	-	-	-
Total liabilities	5	-	-	-	-
Net assets	$ 212,312	$ 821	$ 8,799	$ 570	$ 1,120

Net assets
Accumulation units	$ 209,385	$ 821	$ 8,799	$ 570	$ 1,120
Contracts in payout (annuitization)	2,927	-	-	-	-
Total net assets	$ 212,312	$ 821	$ 8,799	$ 570	$ 1,120

Total number of mutual fund shares	25,704,223	100,270	518,504	33,941	75,881

Cost of mutual fund shares	$ 211,660	$ 817	$ 7,781	$ 521	$ 1,011

The accompanying notes are an integral part of these financial statements.

		23

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING MFS Total			ING Morgan
	Return	ING MFS Total	ING MFS	Stanley Global	ING PIMCO
	Portfolio -	Return	Utilities	Franchise	High Yield
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 55,605	$ 24,887	$ 42,550	$ 15	$ 29
Total assets	55,605	24,887	42,550	15	29

Liabilities
Due to related parties	1	1	1	-	-
Total liabilities	1	1	1	-	-
Net assets	$ 55,604	$ 24,886	$ 42,549	$ 15	$ 29

Net assets
Accumulation units	$ 55,604	$ 24,886	$ 42,549	$ 15	$ 29
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 55,604	$ 24,886	$ 42,549	$ 15	$ 29

Total number of mutual fund shares	3,741,925	1,674,766	3,114,946	983	2,953

Cost of mutual fund shares	$ 60,820	$ 26,220	$ 43,657	$ 14	$ 29

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING PIMCO				ING Pioneer
	High Yield	ING PIMCO	ING Pioneer		Mid Cap Value
	Portfolio -	High Yield	Fund Portfolio -	ING Pioneer	Portfolio -
	Institutional	Portfolio -	Institutional	Fund Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 10,100	$ 23,608	$ 19,761	$ 271	$ 80,952
Total assets	10,100	23,608	19,761	271	80,952

Liabilities
Due to related parties	-	1	-	-	2
Total liabilities	-	1	-	-	2
Net assets	$ 10,100	$ 23,607	$ 19,761	$ 271	$ 80,950

Net assets
Accumulation units	$ 10,100	$ 23,607	$ 19,544	$ 271	$ 79,952
Contracts in payout (annuitization)	-	-	217	-	998
Total net assets	$ 10,100	$ 23,607	$ 19,761	$ 271	$ 80,950

Total number of mutual fund shares	1,017,145	2,377,404	1,882,008	25,758	7,874,685

Cost of mutual fund shares	$ 10,279	$ 23,204	$ 20,357	$ 264	$ 87,786

The accompanying notes are an integral part of these financial statements.

		25

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Capital	Price Equity	Price Equity
	Mid Cap Value	Appreciation	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 359	$ 146	$ 396,106	$ 1,447	$ 100,172
Total assets	359	146	396,106	1,447	100,172

Liabilities
Due to related parties	-	-	9	-	2
Total liabilities	-	-	9	-	2
Net assets	$ 359	$ 146	$ 396,097	$ 1,447	$ 100,170

Net assets
Accumulation units	$ 359	$ 146	$ 396,097	$ 1,447	$ 100,068
Contracts in payout (annuitization)	-	-	-	-	102
Total net assets	$ 359	$ 146	$ 396,097	$ 1,447	$ 100,170

Total number of mutual fund shares	34,923	6,495	17,304,755	127,600	8,756,255

Cost of mutual fund shares	$ 317	$ 151	$ 381,904	$ 1,353	$ 101,094

The accompanying notes are an integral part of these financial statements.

		26

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Templeton		ING U.S. Stock
	Price	Price	Global Growth ING Templeton		Index
	International	International	Portfolio -	Global Growth	Portfolio -
	Stock Portfolio -	Stock Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 83	$ 6,872	$ 709	$ 3,825	$ 6,870
Total assets	83	6,872	709	3,825	6,870

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 83	$ 6,872	$ 709	$ 3,825	$ 6,870

Net assets
Accumulation units	$ 83	$ 6,872	$ 709	$ 3,825	$ 6,870
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 83	$ 6,872	$ 709	$ 3,825	$ 6,870

Total number of mutual fund shares	8,292	695,525	67,851	364,959	659,924

Cost of mutual fund shares	$ 89	$ 7,086	$ 705	$ 3,737	$ 6,914

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING	ING	ING American
	ING Money		International	International	Century Small-
	Market	ING Global	Capital	SmallCap	Mid Cap Value
	Portfolio -	Real Estate	Appreciation	Multi-Manager	Portfolio -
	Class I	Fund - Class A	Fund - Class I	Fund - Class A	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 341,911	$ 63	$ 2	$ 1,134	$ 110
Total assets	341,911	63	2	1,134	110

Liabilities
Due to related parties	7	-	-	-	-
Total liabilities	7	-	-	-	-
Net assets	$ 341,904	$ 63	$ 2	$ 1,134	$ 110

Net assets
Accumulation units	$ 339,278	$ 63	$ 2	$ 1,134	$ 110
Contracts in payout (annuitization)	2,626	-	-	-	-
Total net assets	$ 341,904	$ 63	$ 2	$ 1,134	$ 110

Total number of mutual fund shares	341,911,320	4,218	251	34,879	9,936

Cost of mutual fund shares	$ 341,911	$ 65	$ 2	$ 1,064	$ 105

The accompanying notes are an integral part of these financial statements.

		28

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING American	ING American	ING Baron	ING Baron	ING Columbia
	Century Small-	Century Small-	Small Cap	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Growth	Growth	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 5	$ 44,007	$ 1,233	$ 121,610	$ 234
Total assets	5	44,007	1,233	121,610	234

Liabilities
Due to related parties	-	1	-	3	-
Total liabilities	-	1	-	3	-
Net assets	$ 5	$ 44,006	$ 1,233	$ 121,607	$ 234

Net assets
Accumulation units	$ 5	$ 43,478	$ 1,233	$ 120,290	$ 234
Contracts in payout (annuitization)	-	528	-	1,317	-
Total net assets	$ 5	$ 44,006	$ 1,233	$ 121,607	$ 234

Total number of mutual fund shares	464	3,894,383	65,318	6,278,277	23,582

Cost of mutual fund shares	$ 5	$ 39,534	$ 856	$ 103,027	$ 259

The accompanying notes are an integral part of these financial statements.

		29

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New	ING Fidelity®
	Value II	York Venture	VIP Mid Cap	ING Global	ING Global
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,093	$ 11,915	$ 7,970	$ 413	$ 155,541
Total assets	3,093	11,915	7,970	413	155,541

Liabilities
Due to related parties	-	-	-	-	4
Total liabilities	-	-	-	-	4
Net assets	$ 3,093	$ 11,915	$ 7,970	$ 413	$ 155,537

Net assets
Accumulation units	$ 3,093	$ 11,824	$ 7,970	$ 413	$ 152,155
Contracts in payout (annuitization)	-	91	-	-	3,382
Total net assets	$ 3,093	$ 11,915	$ 7,970	$ 413	$ 155,537

Total number of mutual fund shares	307,445	711,358	678,884	36,814	13,740,361

Cost of mutual fund shares	$ 3,122	$ 11,357	$ 7,373	$ 411	$ 150,425

The accompanying notes are an integral part of these financial statements.

		30

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Index	ING Index	ING Index	ING Index
	ING Global	Solution 2015	Solution 2015	Solution 2015	Solution 2025
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service 2 Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 891	$ 11	$ 552	$ 798	$ 78
Total assets	891	11	552	798	78

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 891	$ 11	$ 552	$ 798	$ 78

Net assets
Accumulation units	$ 879	$ 11	$ 552	$ 798	$ 78
Contracts in payout (annuitization)	12	-	-	-	-
Total net assets	$ 891	$ 11	$ 552	$ 798	$ 78

Total number of mutual fund shares	78,673	1,130	55,339	80,912	8,003

Cost of mutual fund shares	$ 931	$ 11	$ 544	$ 809	$ 76

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2035	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 49	$ 2,003	$ 42	$ 80	$ 1,557
Total assets	49	2,003	42	80	1,557

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 49	$ 2,003	$ 42	$ 80	$ 1,557

Net assets
Accumulation units	$ 49	$ 2,003	$ 42	$ 80	$ 1,557
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 49	$ 2,003	$ 42	$ 80	$ 1,557

Total number of mutual fund shares	5,070	210,182	4,457	8,562	167,623

Cost of mutual fund shares	$ 53	$ 2,063	$ 41	$ 89	$ 1,609

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2045	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 17	$ 19	$ 923	$ -	$ 64
Total assets	17	19	923	-	64

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 17	$ 19	$ 923	$ -	$ 64

Net assets
Accumulation units	$ 17	$ 19	$ 923	$ -	$ 64
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 17	$ 19	$ 923	$ -	$ 64

Total number of mutual fund shares	1,809	2,025	100,392	36	6,046

Cost of mutual fund shares	$ 17	$ 21	$ 949	$ -	$ 66

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING Invesco	ING Invesco
	ING Index	ING Index	ING Index	Van Kampen	Van Kampen
	Solution 2055	Solution Income Solution Income		Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 53	$ 645	$ 186	$ 297	$ 46,670
Total assets	53	645	186	297	46,670

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 53	$ 645	$ 186	$ 297	$ 46,669

Net assets
Accumulation units	$ 53	$ 645	$ 186	$ 297	$ 45,475
Contracts in payout (annuitization)	-	-	-	-	1,194
Total net assets	$ 53	$ 645	$ 186	$ 297	$ 46,669

Total number of mutual fund shares	4,970	61,325	17,923	30,361	4,752,591

Cost of mutual fund shares	$ 57	$ 644	$ 187	$ 293	$ 52,021

The accompanying notes are an integral part of these financial statements.

		34

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan	ING JPMorgan
	Income	Income	Income	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 649	$ 228,839	$ 229	$ 308	$ 30,684
Total assets	649	228,839	229	308	30,684

Liabilities
Due to related parties	-	6	-	-	1
Total liabilities	-	6	-	-	1
Net assets	$ 649	$ 228,833	$ 229	$ 308	$ 30,683

Net assets
Accumulation units	$ 649	$ 225,098	$ 229	$ 308	$ 29,648
Contracts in payout (annuitization)	-	3,735	-	-	1,035
Total net assets	$ 649	$ 228,833	$ 229	$ 308	$ 30,683

Total number of mutual fund shares	19,925	6,924,018	6,988	22,118	2,190,131

Cost of mutual fund shares	$ 655	$ 232,004	$ 215	$ 252	$ 29,908

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING	ING	ING
	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Global	Global	Global	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 515	$ 498,462	$ 638	$ 2,578	$ 78
Total assets	515	498,462	638	2,578	78

Liabilities
Due to related parties	-	13	-	-	-
Total liabilities	-	13	-	-	-
Net assets	$ 515	$ 498,449	$ 638	$ 2,578	$ 78

Net assets
Accumulation units	$ 515	$ 495,397	$ 638	$ 2,578	$ 78
Contracts in payout (annuitization)	-	3,052	-	-	-
Total net assets	$ 515	$ 498,449	$ 638	$ 2,578	$ 78

Total number of mutual fund shares	42,348	39,749,756	52,301	224,592	6,603

Cost of mutual fund shares	$ 477	$ 507,209	$ 653	$ 2,666	$ 77

The accompanying notes are an integral part of these financial statements.

		36

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 232,934	$ 19,191	$ 393	$ 805	$ 60,329
Total assets	232,934	19,191	393	805	60,329

Liabilities
Due to related parties	6	-	-	-	1
Total liabilities	6	-	-	-	1
Net assets	$ 232,928	$ 19,191	$ 393	$ 805	$ 60,328

Net assets
Accumulation units	$ 227,282	$ 18,169	$ 393	$ 805	$ 60,328
Contracts in payout (annuitization)	5,646	1,022	-	-	-
Total net assets	$ 232,928	$ 19,191	$ 393	$ 805	$ 60,328

Total number of mutual fund shares	19,994,295	1,819,070	37,281	76,816	5,691,368

Cost of mutual fund shares	$ 233,578	$ 19,351	$ 389	$ 807	$ 59,833

The accompanying notes are an integral part of these financial statements.

		37

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 13,912	$ 387	$ 92,208	$ 19,675	$ 338
Total assets	13,912	387	92,208	19,675	338

Liabilities
Due to related parties	-	-	2	-	-
Total liabilities	-	-	2	-	-
Net assets	$ 13,912	$ 387	$ 92,206	$ 19,675	$ 338

Net assets
Accumulation units	$ 13,912	$ 387	$ 92,206	$ 19,675	$ 338
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 13,912	$ 387	$ 92,206	$ 19,675	$ 338

Total number of mutual fund shares	1,340,292	37,230	8,765,046	1,906,490	32,275

Cost of mutual fund shares	$ 14,096	$ 386	$ 92,148	$ 19,771	$ 339

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 76,469	$ 16,464	$ 115	$ 55,373	$ 13,383
Total assets	76,469	16,464	115	55,373	13,383

Liabilities
Due to related parties	2	-	-	1	-
Total liabilities	2	-	-	1	-
Net assets	$ 76,467	$ 16,464	$ 115	$ 55,372	$ 13,383

Net assets
Accumulation units	$ 76,467	$ 16,464	$ 115	$ 55,372	$ 13,383
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 76,467	$ 16,464	$ 115	$ 55,372	$ 13,383

Total number of mutual fund shares	7,207,297	1,589,197	10,861	5,189,614	1,275,762

Cost of mutual fund shares	$ 75,630	$ 16,599	$ 121	$ 54,039	$ 13,419

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Solution	ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,414	$ 259	$ 1,775	$ 303	$ 13,757
Total assets	1,414	259	1,775	303	13,757

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,414	$ 259	$ 1,775	$ 303	$ 13,757

Net assets
Accumulation units	$ 1,414	$ 259	$ 1,775	$ 303	$ 13,757
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,414	$ 259	$ 1,775	$ 303	$ 13,757

Total number of mutual fund shares	132,135	24,218	198,968	29,149	1,306,428

Cost of mutual fund shares	$ 1,423	$ 266	$ 1,736	$ 313	$ 13,488

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Moderate	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,646	$ 3,018	$ 409	$ 309,536	$ 580
Total assets	2,646	3,018	409	309,536	580

Liabilities
Due to related parties	-	-	-	8	-
Total liabilities	-	-	-	8	-
Net assets	$ 2,646	$ 3,018	$ 409	$ 309,528	$ 580

Net assets
Accumulation units	$ 2,646	$ 3,018	$ 409	$ 308,313	$ 580
Contracts in payout (annuitization)	-	-	-	1,215	-
Total net assets	$ 2,646	$ 3,018	$ 409	$ 309,528	$ 580

Total number of mutual fund shares	256,378	311,138	51,786	37,519,491	71,463

Cost of mutual fund shares	$ 2,710	$ 2,842	$ 351	$ 289,099	$ 484

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,139	$ 208,721	$ 2,053	$ 457	$ 77,993
Total assets	1,139	208,721	2,053	457	77,993

Liabilities
Due to related parties	-	5	-	-	2
Total liabilities	-	5	-	-	2
Net assets	$ 1,139	$ 208,716	$ 2,053	$ 457	$ 77,991

Net assets
Accumulation units	$ 1,139	$ 207,401	$ 2,053	$ 457	$ 75,842
Contracts in payout (annuitization)	-	1,315	-	-	2,149
Total net assets	$ 1,139	$ 208,716	$ 2,053	$ 457	$ 77,991

Total number of mutual fund shares	21,657	3,871,652	38,592	48,388	8,192,591

Cost of mutual fund shares	$ 1,000	$ 179,464	$ 1,840	$ 510	$ 100,069

The accompanying notes are an integral part of these financial statements.

		42

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Foreign Equity	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 86	$ 614	$ 75,737	$ 82	$ 66,890
Total assets	86	614	75,737	82	66,890

Liabilities
Due to related parties	-	-	2	-	2
Total liabilities	-	-	2	-	2
Net assets	$ 86	$ 614	$ 75,735	$ 82	$ 66,888

Net assets
Accumulation units	$ 86	$ 614	$ 74,990	$ 82	$ 66,431
Contracts in payout (annuitization)	-	-	745	-	457
Total net assets	$ 86	$ 614	$ 75,735	$ 82	$ 66,888

Total number of mutual fund shares	9,073	22,895	2,749,085	9,586	7,670,901

Cost of mutual fund shares	$ 87	$ 709	$ 74,541	$ 75	$ 64,429

The accompanying notes are an integral part of these financial statements.

		43

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING UBS U.S.		ING Strategic	ING Strategic	ING Strategic
	Large Cap	ING Core	Allocation	Allocation	Allocation
	Equity	Equity	Conservative	Growth	Moderate
	Portfolio -	Research Fund -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 18	$ 189	$ 31,637	$ 61,427	$ 57,882
Total assets	18	189	31,637	61,427	57,882

Liabilities
Due to related parties	-	-	1	2	1
Total liabilities	-	-	1	2	1
Net assets	$ 18	$ 189	$ 31,636	$ 61,425	$ 57,881

Net assets
Accumulation units	$ 18	$ 189	$ 30,536	$ 60,844	$ 56,798
Contracts in payout (annuitization)	-	-	1,100	581	1,083
Total net assets	$ 18	$ 189	$ 31,636	$ 61,425	$ 57,881

Total number of mutual fund shares	2,053	16,468	3,104,678	6,332,708	5,829,013

Cost of mutual fund shares	$ 18	$ 179	$ 32,550	$ 75,613	$ 66,412

The accompanying notes are an integral part of these financial statements.

		44

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 7	Series 8
Assets
Investments in mutual funds
at fair value	$ 856	$ 1,044,180	$ 7,254	$ 966	$ 329
Total assets	856	1,044,180	7,254	966	329

Liabilities
Due to related parties	-	31	-	-	-
Total liabilities	-	31	-	-	-
Net assets	$ 856	$ 1,044,149	$ 7,254	$ 966	$ 329

Net assets
Accumulation units	$ 856	$ 968,340	$ 7,254	$ 966	$ 329
Contracts in payout (annuitization)	-	75,809	-	-	-
Total net assets	$ 856	$ 1,044,149	$ 7,254	$ 966	$ 329

Total number of mutual fund shares	40,037	48,364,053	338,987	124,665	42,348

Cost of mutual fund shares	$ 795	$ 1,097,686	$ 7,232	$ 1,126	$ 384

The accompanying notes are an integral part of these financial statements.

		45

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING BlackRock	ING BlackRock
				Science and	Science and
				Technology	Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Adviser Class	Class I
Assets
Investments in mutual funds
at fair value	$ 99	$ 47	$ 31	$ 2	$ 45,759
Total assets	99	47	31	2	45,759

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 99	$ 47	$ 31	$ 2	$ 45,758

Net assets
Accumulation units	$ 99	$ 47	$ 31	$ 2	$ 45,758
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 99	$ 47	$ 31	$ 2	$ 45,758

Total number of mutual fund shares	12,618	5,867	3,927	423	8,601,385

Cost of mutual fund shares	$ 116	$ 55	$ 37	$ 2	$ 42,315

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	LargeCap	MidCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 262,858	$ 383	$ 280,462	$ 389	$ 110,540
Total assets	262,858	383	280,462	389	110,540

Liabilities
Due to related parties	7	-	7	-	3
Total liabilities	7	-	7	-	3
Net assets	$ 262,851	$ 383	$ 280,455	$ 389	$ 110,537

Net assets
Accumulation units	$ 259,740	$ 383	$ 279,160	$ 389	$ 109,847
Contracts in payout (annuitization)	3,111	-	1,295	-	690
Total net assets	$ 262,851	$ 383	$ 280,455	$ 389	$ 110,537

Total number of mutual fund shares	19,271,137	28,293	18,427,210	25,822	7,981,220

Cost of mutual fund shares	$ 255,941	$ 375	$ 299,545	$ 337	$ 118,493

The accompanying notes are an integral part of these financial statements.

		47

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING	ING	ING Russell™	ING Russell™
	ING Index Plus	International	International	Large Cap	Large Cap
	SmallCap	Index	Index	Growth Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 181	$ 17,553	$ 7	$ 5,308	$ 581
Total assets	181	17,553	7	5,308	581

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 181	$ 17,553	$ 7	$ 5,308	$ 581

Net assets
Accumulation units	$ 181	$ 16,992	$ 7	$ 5,253	$ 581
Contracts in payout (annuitization)	-	561	-	55	-
Total net assets	$ 181	$ 17,553	$ 7	$ 5,308	$ 581

Total number of mutual fund shares	13,177	2,394,690	893	358,142	39,360

Cost of mutual fund shares	$ 144	$ 18,590	$ 8	$ 5,000	$ 545

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Mid Cap
	Index	Index	Value Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 13,923	$ 9	$ 184	$ 2,795	$ 5,207
Total assets	13,923	9	184	2,795	5,207

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 13,923	$ 9	$ 184	$ 2,795	$ 5,207

Net assets
Accumulation units	$ 13,923	$ -	$ 184	$ 2,795	$ 5,207
Contracts in payout (annuitization)	-	9	-	-	-
Total net assets	$ 13,923	$ 9	$ 184	$ 2,795	$ 5,207

Total number of mutual fund shares	1,423,622	955	14,742	224,115	327,250

Cost of mutual fund shares	$ 12,112	$ 8	$ 182	$ 2,773	$ 4,729

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING Russell™
	ING Russell™	Small Cap	ING Small	ING Small	ING U.S. Bond
	Mid Cap Index	Index	Company	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 7,784	$ 6,728	$ 116,913	$ 184	$ 9,456
Total assets	7,784	6,728	116,913	184	9,456

Liabilities
Due to related parties	-	-	3	-	-
Total liabilities	-	-	3	-	-
Net assets	$ 7,784	$ 6,728	$ 116,910	$ 184	$ 9,456

Net assets
Accumulation units	$ 7,784	$ 6,728	$ 115,279	$ 184	$ 9,456
Contracts in payout (annuitization)	-	-	1,631	-	-
Total net assets	$ 7,784	$ 6,728	$ 116,910	$ 184	$ 9,456

Total number of mutual fund shares	698,782	572,112	6,560,785	10,466	854,181

Cost of mutual fund shares	$ 6,985	$ 6,622	$ 118,864	$ 167	$ 9,328

The accompanying notes are an integral part of these financial statements.

		50

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING	ING
	International	International	ING MidCap	ING MidCap	ING SmallCap
	Value	Value	Opportunities	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 62,018	$ 210	$ 32,604	$ 2,056	$ 21,998
Total assets	62,018	210	32,604	2,056	21,998

Liabilities
Due to related parties	1	-	1	-	-
Total liabilities	1	-	1	-	-
Net assets	$ 62,017	$ 210	$ 32,603	$ 2,056	$ 21,998

Net assets
Accumulation units	$ 59,990	$ 210	$ 32,603	$ 2,056	$ 21,998
Contracts in payout (annuitization)	2,027	-	-	-	-
Total net assets	$ 62,017	$ 210	$ 32,603	$ 2,056	$ 21,998

Total number of mutual fund shares	8,809,329	29,281	2,803,411	180,785	1,025,070

Cost of mutual fund shares	$ 92,276	$ 244	$ 28,948	$ 1,761	$ 18,673

The accompanying notes are an integral part of these financial statements.

		51

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING SmallCap	Invesco Mid			Invesco Global
	Opportunities	Cap Core	Invesco Small	Invesco	Health Care
	Portfolio -	Equity Fund -	Cap Growth	Endeavor	Fund - Investor
	Class S	Class A	Fund - Class A	Fund - Class A	Class
Assets
Investments in mutual funds
at fair value	$ 86	$ 4,891	$ 32	$ -	$ 176
Total assets	86	4,891	32	-	176

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 86	$ 4,891	$ 32	$ -	$ 176

Net assets
Accumulation units	$ 86	$ 4,891	$ 32	$ -	$ 176
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 86	$ 4,891	$ 32	$ -	$ 176

Total number of mutual fund shares	4,136	232,661	1,149	9	6,469

Cost of mutual fund shares	$ 73	$ 5,042	$ 28	$ -	$ 185

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			Invesco V.I.		Janus Aspen
	Invesco Van	Invesco Van	Capital	Invesco V.I.	Series Balanced
	Kampen Small	Kampen Small	Appreciation	Core Equity	Portfolio -
	Cap Value	Cap Value	Fund - Series I	Fund - Series I	Institutional
	Fund - Class A	Fund - Class Y	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 82	$ 8,827	$ 19,002	$ 34,791	$ 151
Total assets	82	8,827	19,002	34,791	151

Liabilities
Due to related parties	-	-	1	1	-
Total liabilities	-	-	1	1	-
Net assets	$ 82	$ 8,827	$ 19,001	$ 34,790	$ 151

Net assets
Accumulation units	$ 82	$ 8,827	$ 18,971	$ 34,070	$ 151
Contracts in payout (annuitization)	-	-	30	720	-
Total net assets	$ 82	$ 8,827	$ 19,001	$ 34,790	$ 151

Total number of mutual fund shares	5,284	564,389	887,117	1,302,052	5,652

Cost of mutual fund shares	$ 93	$ 10,541	$ 22,185	$ 32,613	$ 148

The accompanying notes are an integral part of these financial statements.

		53

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide	Lazard U.S.
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -	Mid Cap Equity
	Institutional	Institutional	Institutional	Institutional	Portfolio - Open
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 322	$ 65	$ 57	$ 114	$ 3,793
Total assets	322	65	57	114	3,793

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 322	$ 65	$ 57	$ 114	$ 3,793

Net assets
Accumulation units	$ 322	$ 65	$ 57	$ 114	$ 3,793
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 322	$ 65	$ 57	$ 114	$ 3,793

Total number of mutual fund shares	8,441	5,321	2,503	4,408	323,672

Cost of mutual fund shares	$ 295	$ 63	$ 58	$ 124	$ 3,835

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett
		Small Cap	Developing	Core Fixed	Mid-Cap Value
	LKCM Aquinas	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -
	Growth Fund	Retail Class	Inc. - Class A	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 291	$ 7,314	$ 77	$ 51	$ 1,343
Total assets	291	7,314	77	51	1,343

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 291	$ 7,314	$ 77	$ 51	$ 1,343

Net assets
Accumulation units	$ 291	$ 7,314	$ 77	$ 51	$ 1,343
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 291	$ 7,314	$ 77	$ 51	$ 1,343

Total number of mutual fund shares	17,252	282,406	3,903	4,645	85,171

Cost of mutual fund shares	$ 238	$ 6,650	$ 82	$ 51	$ 1,305

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts	Neuberger
	Small-Cap	Fundamental	Mid-Cap Value	Investors	Berman Genesis
	Value Fund -	Equity Fund -	Portfolio -	Growth Stock	Fund® - Trust
	Class A	Class A	Class VC	Fund - Class A	Class
Assets
Investments in mutual funds
at fair value	$ 1,138	$ 45	$ 90,950	$ 428	$ 66
Total assets	1,138	45	90,950	428	66

Liabilities
Due to related parties	-	-	2	-	-
Total liabilities	-	-	2	-	-
Net assets	$ 1,138	$ 45	$ 90,948	$ 428	$ 66

Net assets
Accumulation units	$ 1,138	$ 45	$ 90,028	$ 428	$ 66
Contracts in payout (annuitization)	-	-	920	-	-
Total net assets	$ 1,138	$ 45	$ 90,948	$ 428	$ 66

Total number of mutual fund shares	37,945	3,731	5,734,570	27,878	1,378

Cost of mutual fund shares	$ 974	$ 49	$ 105,366	$ 371	$ 68

The accompanying notes are an integral part of these financial statements.

		56

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective New Perspective		Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 10,377	$ 3,477	$ 67,064	$ 400	$ 259,504
Total assets	10,377	3,477	67,064	400	259,504

Liabilities
Due to related parties	-	-	2	-	7
Total liabilities	-	-	2	-	7
Net assets	$ 10,377	$ 3,477	$ 67,062	$ 400	$ 259,497

Net assets
Accumulation units	$ 10,377	$ 3,477	$ 67,062	$ 400	$ 259,497
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,377	$ 3,477	$ 67,062	$ 400	$ 259,497

Total number of mutual fund shares	617,291	135,100	2,589,328	9,340	8,850,735

Cost of mutual fund shares	$ 9,765	$ 3,515	$ 69,451	$ 359	$ 253,363

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Oppenheimer	Oppenheimer		Oppenheimer
	Gold & Special	International	Oppenheimer	Global Strategic	Oppenheimer
	Minerals Fund -	Bond Fund -	Global	Income	Main Street
	Class A	Class A	Securities/VA	Fund/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 7	$ 134	$ 207	$ 106	$ 65
Total assets	7	134	207	106	65

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 7	$ 134	$ 207	$ 106	$ 65

Net assets
Accumulation units	$ 7	$ 134	$ 207	$ 106	$ -
Contracts in payout (annuitization)	-	-	-	-	65
Total net assets	$ 7	$ 134	$ 207	$ 106	$ 65

Total number of mutual fund shares	201	21,498	7,524	19,617	3,148

Cost of mutual fund shares	$ 10	$ 141	$ 213	$ 102	$ 69

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				Pax World	PIMCO Real
	Oppenheimer	Oppenheimer	Parnassus	Balanced	Return
	Main Street	Small- & Mid-	Equity Income	Fund -	Portfolio -
	Small- & Mid-	Cap Growth	Fund - Investor	Individual	Administrative
	Cap Fund®/VA	Fund/VA	Shares	Investor Class	Class
Assets
Investments in mutual funds
at fair value	$ 9,234	$ 11	$ 42	$ 47,487	$ 201,917
Total assets	9,234	11	42	47,487	201,917

Liabilities
Due to related parties	-	-	-	1	5
Total liabilities	-	-	-	1	5
Net assets	$ 9,234	$ 11	$ 42	$ 47,486	$ 201,912

Net assets
Accumulation units	$ 9,234	$ -	$ 42	$ 47,486	$ 201,912
Contracts in payout (annuitization)	-	11	-	-	-
Total net assets	$ 9,234	$ 11	$ 42	$ 47,486	$ 201,912

Total number of mutual fund shares	537,774	236	1,595	2,191,375	14,474,349

Cost of mutual fund shares	$ 7,650	$ 13	$ 38	$ 50,228	$ 188,249

The accompanying notes are an integral part of these financial statements.

		59

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Pioneer
		Pioneer	Emerging	Pioneer High	Pioneer Mid
	Pioneer High	Strategic	Markets VCT	Yield VCT	Cap Value VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 4,359	$ 248	$ 17,672	$ 23,416	$ -
Total assets	4,359	248	17,672	23,416	-

Liabilities
Due to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 4,359	$ 248	$ 17,672	$ 23,415	$ -

Net assets
Accumulation units	$ 4,359	$ 248	$ 17,672	$ 23,415	$ -
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,359	$ 248	$ 17,672	$ 23,415	$ -

Total number of mutual fund shares	460,776	23,372	733,878	2,360,442	8

Cost of mutual fund shares	$ 3,959	$ 254	$ 17,461	$ 22,896	$ -

The accompanying notes are an integral part of these financial statements.

60

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified
	Equity Income	Equity Income	Royce Total	SMALLCAP	T. Rowe Price
	Fund -	Fund -	Return Fund -	World Fund® -	Mid-Cap Value
	Class R-3	Class R-4	Class K	Class R-4	Fund - R Class
Assets
Investments in mutual funds
at fair value	$ 68	$ 5,863	$ -	$ 6,672	$ 625
Total assets	68	5,863	-	6,672	625

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 68	$ 5,863	$ -	$ 6,672	$ 625

Net assets
Accumulation units	$ 68	$ 5,863	$ -	$ 6,672	$ 625
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 68	$ 5,863	$ -	$ 6,672	$ 625

Total number of mutual fund shares	7,238	621,111	4	202,474	29,603

Cost of mutual fund shares	$ 66	$ 5,696	$ -	$ 7,329	$ 571

The accompanying notes are an integral part of these financial statements.

61

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				Thornburg	USAA Precious
	T. Rowe Price	Templeton	Templeton	International	Metals and
	Value Fund -	Foreign Fund -	Global Bond	Value Fund -	Minerals Fund -
	Advisor Class	Class A	Fund - Class A	Class R4	Adviser Shares
Assets
Investments in mutual funds
at fair value	$ 173	$ 1,088	$ 209,392	$ 55	$ 4,823
Total assets	173	1,088	209,392	55	4,823

Liabilities
Due to related parties	-	-	5	-	-
Total liabilities	-	-	5	-	-
Net assets	$ 173	$ 1,088	$ 209,387	$ 55	$ 4,823

Net assets
Accumulation units	$ 173	$ 1,088	$ 209,387	$ 55	$ 4,823
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 173	$ 1,088	$ 209,387	$ 55	$ 4,823

Total number of mutual fund shares	7,743	183,859	16,872,828	2,306	156,398

Cost of mutual fund shares	$ 157	$ 1,047	$ 208,150	$ 64	$ 6,346

The accompanying notes are an integral part of these financial statements.

62

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Victory Small
			Small Company	Company
	Diversified	Equity Income	Growth	Opportunity	Wanger
	Value Portfolio	Portfolio	Portfolio	Fund - Class R	International
Assets
Investments in mutual funds
at fair value	$ 82	$ 351	$ 92	$ 1	$ 24,629
Total assets	82	351	92	1	24,629

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 82	$ 351	$ 92	$ 1	$ 24,628

Net assets
Accumulation units	$ 82	$ 351	$ 92	$ 1	$ 24,628
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 82	$ 351	$ 92	$ 1	$ 24,628

Total number of mutual fund shares	6,544	22,053	5,155	47	855,464

Cost of mutual fund shares	$ 87	$ 326	$ 76	$ 1	$ 25,923

The accompanying notes are an integral part of these financial statements.

63

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			Washington	Washington	Wells Fargo
			Mutual	Mutual	Advantage
			Investors	Investors	Small Cap
			FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Wanger Select	Wanger USA	Class R-3	Class R-4	Class A
Assets
Investments in mutual funds
at fair value	$ 78,378	$ 40,135	$ 4,465	$ 87,839	$ 108
Total assets	78,378	40,135	4,465	87,839	108

Liabilities
Due to related parties	2	1	-	2	-
Total liabilities	2	1	-	2	-
Net assets	$ 78,376	$ 40,134	$ 4,465	$ 87,837	$ 108

Net assets
Accumulation units	$ 78,376	$ 40,134	$ 4,465	$ 87,837	$ 108
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 78,376	$ 40,134	$ 4,465	$ 87,837	$ 108

Total number of mutual fund shares	3,356,665	1,346,818	158,109	3,103,867	3,679

Cost of mutual fund shares	$ 83,302	$ 40,740	$ 4,275	$ 90,390	$ 98

The accompanying notes are an integral part of these financial statements.

64

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Wells Fargo
Advantage
Special Small
Cap Values
Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 89,068
Total assets	89,068

Liabilities
Due to related parties	2
Total liabilities	2
Net assets	$ 89,066

Net assets
Accumulation units	$ 89,066
Contracts in payout (annuitization)	-
Total net assets	$ 89,066

Total number of mutual fund shares	4,173,736

Cost of mutual fund shares	$ 93,837

The accompanying notes are an integral part of these financial statements.
65

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			AllianceBernstein
		AllianceBernstein	Growth and	Allianz NFJ
	Alger Green	Growth and Income	Income Portfolio -	Dividend Value
	Fund - Class A	Fund, Inc. - Class A	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 6	$ 5
Total investment income	-	2	6	5
Expenses:
Mortality, expense risk and
other charges	17	2	6	2
Total expenses	17	2	6	2
Net investment income (loss)	(17)	-	-	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	2	(38)	22
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	35	2	(38)	22
Net unrealized appreciation
(depreciation) of investments	(130)	7	61	(19)
Net realized and unrealized gain (loss)
on investments	(95)	9	23	3
Net increase (decrease) in net assets
resulting from operations	$ (112)	$ 9	$ 23	$ 6

The accompanying notes are an integral part of these financial statements.

66

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Allianz NFJ
	Large-Cap	Allianz NFJ			American
	Value Fund -	Small-Cap			Balanced
	Institutional	Value Fund -	Amana Growth	Amana Income	Fund® -
	Class	Class A	Fund	Fund	Class R-3
Net investment income (loss)
Income:
Dividends	$ 72	$ 6	$ 22	$ 568	$ 112
Total investment income	72	6	22	568	112
Expenses:
Mortality, expense risk and
other charges	-	4	235	326	40
Total expenses	-	4	235	326	40
Net investment income (loss)	72	2	(213)	242	72

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	124	43	548	625	(86)
Capital gains distributions	-	12	-	207	-
Total realized gain (loss) on investments
and capital gains distributions	124	55	548	832	(86)
Net unrealized appreciation
(depreciation) of investments	(172)	(53)	(1,216)	(707)	181
Net realized and unrealized gain (loss)
on investments	(48)	2	(668)	125	95
Net increase (decrease) in net assets
resulting from operations	$ 24	$ 4	$ (881)	$ 367	$ 167

The accompanying notes are an integral part of these financial statements.

		67

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	American
	Century		American
	Inflation-	American	Funds
	Adjusted Bond	Century Income	American	Ariel
	Fund - Investor	& Growth	Mutual Fund® -	Appreciation
	Class	Fund - A Class	Class R-4	Fund	Ariel Fund
Net investment income (loss)
Income:
Dividends	$ 1,225	$ 71	$ -	$3	$ 7
Total investment income	1,225	71	-	3	7
Expenses:
Mortality, expense risk and
other charges	261	53	-	8	35
Total expenses	261	53	-	8	35
Net investment income (loss)	964	18	-	(5)	(28)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	284	(145)	-	16	400
Capital gains distributions	388	-	-	7	-
Total realized gain (loss) on investments
and capital gains distributions	672	(145)	-	23	400
Net unrealized appreciation
(depreciation) of investments	1,008	208	-	(98)	(890)
Net realized and unrealized gain (loss)
on investments	1,680	63	-	(75)	(490)
Net increase (decrease) in net assets
resulting from operations	$ 2,644	$ 81	$ -	$(80)	$ (518)

The accompanying notes are an integral part of these financial statements.

		68

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				BlackRock Mid
	Artisan		BlackRock	Cap Value
	International	Aston/Fairpointe Equity Dividend Opportunities The Bond Fund
	Fund - Investor	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,
	Shares	Class N	A Shares	A Shares	Inc. - Class R-4
Net investment income (loss)
Income:
Dividends	$ 37	$ 10	$ 7	$ 25	$ 286
Total investment income	37	10	7	25	286
Expenses:
Mortality, expense risk and
other charges	27	49	3	64	84
Total expenses	27	49	3	64	84
Net investment income (loss)	10	(39)	4	(39)	202

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	60	90	2	205	219
Capital gains distributions	-	40	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	60	130	2	205	219
Net unrealized appreciation
(depreciation) of investments	(302)	(563)	7	(300)	20
Net realized and unrealized gain (loss)
on investments	(242)	(433)	9	(95)	239
Net increase (decrease) in net assets
resulting from operations	$ (232)	$ (472)	$ 13	$ (134)	$ 441

The accompanying notes are an integral part of these financial statements.

		69

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		Capital World
	Calvert VP SRI	Growth &		ColumbiaSM	ColumbiaSM
	Balanced	Income FundSM,	Cohen & Steers	Acorn Fund® -	Acorn Fund® -
	Portfolio	Inc. - Class R-3	Realty Shares	Class A	Class Z
Net investment income (loss)
Income:
Dividends	$ 582	$ 8	$ 7	$ -	$ 29
Total investment income	582	8	7	-	29
Expenses:
Mortality, expense risk and
other charges	458	3	2	-	-
Total expenses	458	3	2	-	-
Net investment income (loss)	124	5	5	-	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	309	2	(29)	-	478
Capital gains distributions	-	2	-	3	442
Total realized gain (loss) on investments
and capital gains distributions	309	4	(29)	3	920
Net unrealized appreciation
(depreciation) of investments	1,150	(49)	29	(7)	(1,575)
Net realized and unrealized gain (loss)
on investments	1,459	(45)	-	(4)	(655)
Net increase (decrease) in net assets
resulting from operations	$ 1,583	$ (40)	$ 5	$ (4)	$ (626)

The accompanying notes are an integral part of these financial statements.

		70

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Columbia Mid	Columbia Mid	CRM Mid Cap	Dodge & Cox
	Cap Value	Cap Value	Value Fund -	International	Dodge & Cox
	Fund - Class A	Fund - Class Z	Investor Shares	Stock Fund	Stock Fund
Net investment income (loss)
Income:
Dividends	$ 22	$ 42	$ 1	$ 3	$ -
Total investment income	22	42	1	3	-
Expenses:
Mortality, expense risk and
other charges	38	-	2	1	-
Total expenses	38	-	2	1	-
Net investment income (loss)	(16)	42	(1)	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	307	227	5	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	307	227	5	-	-
Net unrealized appreciation
(depreciation) of investments	(513)	(489)	(23)	(8)	(2)
Net realized and unrealized gain (loss)
on investments	(206)	(262)	(18)	(8)	(2)
Net increase (decrease) in net assets
resulting from operations	$ (222)	$ (220)	$ (19)	$ (6)	$ (2)

The accompanying notes are an integral part of these financial statements.

		71

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					Fidelity®
		Eaton Vance	EuroPacific	EuroPacific	Advisor New
	DWS Equity	Large-Cap	Growth	Growth	Insights Fund -
	500 Index	Value Fund -	Fund® -	Fund® -	Institutional
	Fund - Class S	Class R	Class R-3	Class R-4	Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 1	$ 134	$3,975	$ -
Total investment income	7	1	134	3,975	-
Expenses:
Mortality, expense risk and
other charges	4	-	58	2,372	2
Total expenses	4	-	58	2,372	2
Net investment income (loss)	3	1	76	1,603	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(629)	(1,333)	3
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(629)	(1,333)	3
Net unrealized appreciation
(depreciation) of investments	(1)	(3)	(1,115)	(40,362)	(10)
Net realized and unrealized gain (loss)
on investments	(1)	(3)	(1,744)	(41,695)	(7)
Net increase (decrease) in net assets
resulting from operations	$ 2	$ (2)	$ (1,668)	$(40,092)	$ (9)

The accompanying notes are an integral part of these financial statements.

		72

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 6,663	$ 832	$ 669	$ 464	$ 10,573
Total investment income	6,663	832	669	464	10,573
Expenses:
Mortality, expense risk and
other charges	2,623	2,238	99	323	9,485
Total expenses	2,623	2,238	99	323	9,485
Net investment income (loss)	4,040	(1,406)	570	141	1,088

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,850)	(1,592)	661	(1,882)	18,147
Capital gains distributions	-	782	-	65	-
Total realized gain (loss) on investments
and capital gains distributions	(1,850)	(810)	661	(1,817)	18,147
Net unrealized appreciation
(depreciation) of investments	(1,848)	590	(938)	(4,674)	(53,776)
Net realized and unrealized gain (loss)
on investments	(3,698)	(220)	(277)	(6,491)	(35,629)
Net increase (decrease) in net assets
resulting from operations	$ 342	$ (1,626)	$ 293	$ (6,350)	$ (34,541)

The accompanying notes are an integral part of these financial statements.

		73

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset		Franklin Small-
	Index 500	Mid Cap	ManagerSM	Mutual Global	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Discovery	Growth Fund -
	Initial Class	Initial Class	Initial Class	Fund - Class R	Class A
Net investment income (loss)
Income:
Dividends	$ 2,070	$ 51	$ 431	$ 42	$ -
Total investment income	2,070	51	431	42	-
Expenses:
Mortality, expense risk and
other charges	1,056	-	216	21	6
Total expenses	1,056	-	216	21	6
Net investment income (loss)	1,014	51	215	21	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	445	(165)	55	(182)	6
Capital gains distributions	2,473	34	105	67	31
Total realized gain (loss) on investments
and capital gains distributions	2,918	(131)	160	(115)	37
Net unrealized appreciation
(depreciation) of investments	(2,840)	(2,083)	(1,133)	(56)	(68)
Net realized and unrealized gain (loss)
on investments	78	(2,214)	(973)	(171)	(31)
Net increase (decrease) in net assets
resulting from operations	$ 1,092	$ (2,163)	$ (758)	$ (150)	$ (37)

The accompanying notes are an integral part of these financial statements.

		74

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Franklin Small			The Growth	The Growth
	Cap Value	Fundamental	Fundamental	Fund of	Fund of
	Securities	InvestorsSM,	InvestorsSM,	America® -	America® -
	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 806	$ 14	$ 549	$54	$ 1,881
Total investment income	806	14	549	54	1,881
Expenses:
Mortality, expense risk and
other charges	992	6	304	101	2,700
Total expenses	992	6	304	101	2,700
Net investment income (loss)	(186)	8	245	(47)	(819)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,827)	19	698	(448)	3,976
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,827)	19	698	(448)	3,976
Net unrealized appreciation
(depreciation) of investments	(3,581)	(53)	(1,960)	(440)	(20,172)
Net realized and unrealized gain (loss)
on investments	(5,408)	(34)	(1,262)	(888)	(16,196)
Net increase (decrease) in net assets
resulting from operations	$ (5,594)	$ (26)	$ (1,017)	$(935)	$ (17,015)

The accompanying notes are an integral part of these financial statements.

		75

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend And	Fund of	ING Balanced
	Appreciation	Growth Fund -	America® -	Portfolio -	ING Real Estate
	Fund - Class R4	Class R4	Class R-3	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 74	$ 9,017	$ 40
Total investment income	3	-	74	9,017	40
Expenses:
Mortality, expense risk and
other charges	1	-	14	3,523	11
Total expenses	1	-	14	3,523	11
Net investment income (loss)	2	-	60	5,494	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	4	(28)	(5,218)	(24)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	4	(28)	(5,218)	(24)
Net unrealized appreciation
(depreciation) of investments	(37)	(1)	58	(7,468)	188
Net realized and unrealized gain (loss)
on investments	(48)	3	30	(12,686)	164
Net increase (decrease) in net assets
resulting from operations	$ (46)	$ 3	$ 90	$ (7,192)	$ 193

The accompanying notes are an integral part of these financial statements.

		76

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING	ING	ING
	ING Value	ING GNMA	Intermediate	Intermediate	Intermediate
	Choice Fund -	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Class A	Class A	Class A	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 185	$157	$ 17,238	$ 39
Total investment income	-	185	157	17,238	39
Expenses:
Mortality, expense risk and
other charges	-	34	21	3,492	2
Total expenses	-	34	21	3,492	2
Net investment income (loss)	-	151	136	13,746	37

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	51	(75)	(5,443)	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	51	(75)	(5,443)	(1)
Net unrealized appreciation
(depreciation) of investments	-	93	183	15,698	4
Net realized and unrealized gain (loss)
on investments	-	144	108	10,255	3
Net increase (decrease) in net assets
resulting from operations	$ -	$ 295	$244	$ 24,001	$ 40

The accompanying notes are an integral part of these financial statements.

		77

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING BlackRock
		ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	ING Artio	Health Sciences	Inflation	Growth	Large Cap
	Foreign	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 510	$ 62	$ -	$ 521	$ 2
Total investment income	510	62	-	521	2
Expenses:
Mortality, expense risk and
other charges	276	94	-	897	2
Total expenses	276	94	-	897	2
Net investment income (loss)	234	(32)	-	(376)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,044)	(154)	-	(3,154)	15
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,044)	(154)	-	(3,154)	15
Net unrealized appreciation
(depreciation) of investments	(2,699)	371	-	1,013	(63)
Net realized and unrealized gain (loss)
on investments	(6,743)	217	-	(2,141)	(48)
Net increase (decrease) in net assets
resulting from operations	$ (6,509)	$ 185	$ -	$ (2,517)	$ (48)

The accompanying notes are an integral part of these financial statements.

		78

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Clarion
	ING BlackRock	ING Clarion	Global Real		ING Clarion
	Large Cap	Global Real	Estate	ING Clarion	Real Estate
	Growth	Estate	Portfolio -	Real Estate	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service 2 Class	Adviser Class	Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 2,206	$ -	$ 49
Total investment income	1	-	2,206	-	49
Expenses:
Mortality, expense risk and
other charges	1	-	538	-	24
Total expenses	1	-	538	-	24
Net investment income (loss)	-	-	1,668	-	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	-	(638)	-	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	17	-	(638)	-	8
Net unrealized appreciation
(depreciation) of investments	(22)	-	(4,725)	1	(32)
Net realized and unrealized gain (loss)
on investments	(5)	-	(5,363)	1	(24)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ -	$ (3,695)	$ 1	$ 1

The accompanying notes are an integral part of these financial statements.

		79

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Core
	ING Clarion	Growth and	ING FMRSM	ING FMRSM	ING Global
	Real Estate	Income	Diversified Mid Diversified Mid		Resources
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 595	$ 288	$ 130	$ -	$ -
Total investment income	595	288	130	-	-
Expenses:
Mortality, expense risk and
other charges	377	117	557	-	-
Total expenses	377	117	557	-	-
Net investment income (loss)	218	171	(427)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,248)	633	560	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,248)	633	560	-	-
Net unrealized appreciation
(depreciation) of investments	5,563	(2,702)	(8,253)	(2)	-
Net realized and unrealized gain (loss)
on investments	3,315	(2,069)	(7,693)	(2)	-
Net increase (decrease) in net assets
resulting from operations	$ 3,533	$ (1,898)	$ (8,120)	$ (2)	$ -

The accompanying notes are an integral part of these financial statements.

		80

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Invesco		ING JPMorgan
	ING Global		Van Kampen	ING JPMorgan	Emerging
	Resources	ING Global	Growth and	Emerging	Markets Equity
	Portfolio -	Resources	Income	Markets Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ 764	$ 253	$ 3	$ 382
Total investment income	-	764	253	3	382
Expenses:
Mortality, expense risk and
other charges	-	1,350	177	1	336
Total expenses	-	1,350	177	1	336
Net investment income (loss)	-	(586)	76	2	46

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2,422)	(1,313)	9	(966)
Capital gains distributions	-	-	-	11	1,127
Total realized gain (loss) on investments
and capital gains distributions	-	(2,422)	(1,313)	20	161
Net unrealized appreciation
(depreciation) of investments	(3)	(11,822)	746	(91)	(7,213)
Net realized and unrealized gain (loss)
on investments	(3)	(14,244)	(567)	(71)	(7,052)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (14,830)	$ (491)	$ (69)	$ (7,006)

The accompanying notes are an integral part of these financial statements.

		81

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan		ING Large Cap
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap	Growth
	Markets Equity	Equity	Equity	Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Adviser Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 239	$ -	$ 28	$ -	$ 380
Total investment income	239	-	28	-	380
Expenses:
Mortality, expense risk and
other charges	289	-	61	-	1,179
Total expenses	289	-	61	-	1,179
Net investment income (loss)	(50)	-	(33)	-	(799)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,540)	-	87	(1)	11
Capital gains distributions	929	-	-	8	8,056
Total realized gain (loss) on investments
and capital gains distributions	(611)	-	87	7	8,067
Net unrealized appreciation
(depreciation) of investments	(5,305)	1	(223)	(7)	(6,976)
Net realized and unrealized gain (loss)
on investments	(5,916)	1	(136)	-	1,091
Net increase (decrease) in net assets
resulting from operations	$ (5,966)	$ 1	$ (169)	$ -	$ 292

The accompanying notes are an integral part of these financial statements.

		82

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Lord
		ING Large Cap		Abbett Growth	ING Lord
	ING Large Cap	Value	ING Large Cap	and Income	Abbett Growth
	Growth	Portfolio -	Value	Portfolio -	and Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 2,233	$ 8	$ 227	$ -
Total investment income	2	2,233	8	227	-
Expenses:
Mortality, expense risk and
other charges	5	1,972	4	48	-
Total expenses	5	1,972	4	48	-
Net investment income (loss)	(3)	261	4	179	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	327	(4,607)	(2)	(15,224)	(61)
Capital gains distributions	70	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	397	(4,607)	(2)	(15,224)	(61)
Net unrealized appreciation
(depreciation) of investments	(374)	8,059	4	17,088	81
Net realized and unrealized gain (loss)
on investments	23	3,452	2	1,864	20
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 3,713	$ 6	$ 2,043	$ 20

The accompanying notes are an integral part of these financial statements.

		83

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Marsico			ING MFS Total
	Growth	ING Marsico	ING MFS Total	Return	ING MFS Total
	Portfolio -	Growth	Return	Portfolio -	Return
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 46	$ 1	$ 28	$ 1,559	$ 617
Total investment income	46	1	28	1,559	617
Expenses:
Mortality, expense risk and
other charges	90	3	4	573	265
Total expenses	90	3	4	573	265
Net investment income (loss)	(44)	(2)	24	986	352

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	10	(22)	(1,658)	(606)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	10	(22)	(1,658)	(606)
Net unrealized appreciation
(depreciation) of investments	(157)	(20)	4	1,199	399
Net realized and unrealized gain (loss)
on investments	(184)	(10)	(18)	(459)	(207)
Net increase (decrease) in net assets
resulting from operations	$ (228)	$ (12)	$ 6	$ 527	$ 145

The accompanying notes are an integral part of these financial statements.

		84

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Morgan		ING PIMCO
	ING MFS	Stanley Global	ING PIMCO	High Yield	ING PIMCO
	Utilities	Franchise	High Yield	Portfolio -	High Yield
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,465	$ -	$ 1	$ 667	$ 1,558
Total investment income	1,465	-	1	667	1,558
Expenses:
Mortality, expense risk and
other charges	389	-	-	87	195
Total expenses	389	-	-	87	195
Net investment income (loss)	1,076	-	1	580	1,363

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(916)	-	-	129	1,382
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(916)	-	-	129	1,382
Net unrealized appreciation
(depreciation) of investments	1,806	1	-	(438)	(2,027)
Net realized and unrealized gain (loss)
on investments	890	1	-	(309)	(645)
Net increase (decrease) in net assets
resulting from operations	$ 1,966	$ 1	$ 1	$ 271	$ 718

The accompanying notes are an integral part of these financial statements.

		85

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Pioneer		ING T. Rowe
	ING Pioneer		Mid Cap Value	ING Pioneer	Price Capital
	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value	Appreciation
	Institutional	Fund Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 337	$ 4	$ 1,343	$ 5	$ 2
Total investment income	337	4	1,343	5	2
Expenses:
Mortality, expense risk and
other charges	151	3	795	3	-
Total expenses	151	3	795	3	-
Net investment income (loss)	186	1	548	2	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(427)	50	(2,171)	4	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(427)	50	(2,171)	4	(2)
Net unrealized appreciation
(depreciation) of investments	(844)	(90)	(3,502)	(34)	(5)
Net realized and unrealized gain (loss)
on investments	(1,271)	(40)	(5,673)	(30)	(7)
Net increase (decrease) in net assets
resulting from operations	$ (1,085)	$ (39)	$ (5,125)	$ (28)	$ (5)

The accompanying notes are an integral part of these financial statements.

		86

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	Price	Price
	Appreciation	Income	Income	International	International
	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -	Stock Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 7,384	$ 26	$ 2,032	$ 3	$ 272
Total investment income	7,384	26	2,032	3	272
Expenses:
Mortality, expense risk and
other charges	3,296	5	785	-	75
Total expenses	3,296	5	785	-	75
Net investment income (loss)	4,088	21	1,247	3	197

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,771)	(43)	(2,334)	-	(539)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,771)	(43)	(2,334)	-	(539)
Net unrealized appreciation
(depreciation) of investments	4,615	(5)	(563)	(16)	(697)
Net realized and unrealized gain (loss)
on investments	2,844	(48)	(2,897)	(16)	(1,236)
Net increase (decrease) in net assets
resulting from operations	$ 6,932	$ (27)	$ (1,650)	$ (13)	$ (1,039)

The accompanying notes are an integral part of these financial statements.

		87

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Templeton
	Global Growth	ING Templeton	ING U.S. Stock	ING Money
	Portfolio -	Global Growth	Index Portfolio -	Market	ING Global
	Institutional	Portfolio -	Institutional	Portfolio -	Real Estate
	Class	Service Class	Class	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 13	$ 68	$ 136	$ 3	$ 2
Total investment income	13	68	136	3	2
Expenses:
Mortality, expense risk and
other charges	6	42	8	2,705	-
Total expenses	6	42	8	2,705	-
Net investment income (loss)	7	26	128	(2,702)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	(194)	(47)	-	-
Capital gains distributions	-	-	309	57	-
Total realized gain (loss) on investments
and capital gains distributions	(39)	(194)	262	57	-
Net unrealized appreciation
(depreciation) of investments	(15)	(177)	(303)	-	(6)
Net realized and unrealized gain (loss)
on investments	(54)	(371)	(41)	57	(6)
Net increase (decrease) in net assets
resulting from operations	$ (47)	$ (345)	$ 87	$ (2,645)	$ (4)

The accompanying notes are an integral part of these financial statements.

		88

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING	ING	ING American ING American ING American
	International	International	Century Small-	Century Small-	Century Small-
	Capital	SmallCap	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Appreciation	Multi-Manager	Portfolio -	Portfolio -	Portfolio -
	Fund - Class I	Fund - Class A	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 20	$ 1	$ -	$ 491
Total investment income	-	20	1	-	491
Expenses:
Mortality, expense risk and
other charges	-	3	-	-	344
Total expenses	-	3	-	-	344
Net investment income (loss)	-	17	1	-	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(116)	1	-	(252)
Capital gains distributions	-	-	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	2	(116)	1	-	(248)
Net unrealized appreciation
(depreciation) of investments	(2)	(150)	(7)	-	(1,622)
Net realized and unrealized gain (loss)
on investments	-	(266)	(6)	-	(1,870)
Net increase (decrease) in net assets
resulting from operations	$ -	$ (249)	$ (5)	$ -	$ (1,723)

The accompanying notes are an integral part of these financial statements.

		89

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Baron	ING Baron	ING Columbia	ING Columbia
	Small Cap	Small Cap	Small Cap	Small Cap	ING Davis New
	Growth	Growth	Value II	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 14	$ 130
Total investment income	-	-	1	14	130
Expenses:
Mortality, expense risk and
other charges	4	1,037	1	31	125
Total expenses	4	1,037	1	31	125
Net investment income (loss)	(4)	(1,037)	-	(17)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	3,341	11	362	(365)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	15	3,341	11	362	(365)
Net unrealized appreciation
(depreciation) of investments	5	(906)	(32)	(528)	(397)
Net realized and unrealized gain (loss)
on investments	20	2,435	(21)	(166)	(762)
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 1,398	$ (21)	$ (183)	$ (757)

The accompanying notes are an integral part of these financial statements.

		90

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Fidelity®				ING Index
	VIP Mid Cap	ING Global	ING Global	ING Global	Solution 2015
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 19	$ 33	$ 11,754	$ 107	$ -
Total investment income	19	33	11,754	107	-
Expenses:
Mortality, expense risk and
other charges	63	2	1,462	7	-
Total expenses	63	2	1,462	7	-
Net investment income (loss)	(44)	31	10,292	100	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(520)	14	3,762	119	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(520)	14	3,762	119	-
Net unrealized appreciation
(depreciation) of investments	(891)	(33)	(9,911)	(194)	-
Net realized and unrealized gain (loss)
on investments	(1,411)	(19)	(6,149)	(75)	-
Net increase (decrease) in net assets
resulting from operations	$ (1,455)	$ 12	$ 4,143	$ 25	$ -

The accompanying notes are an integral part of these financial statements.

		91

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2015	Solution 2025	Solution 2025	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 17	$ -	$ 2	$ 33
Total investment income	3	17	-	2	33
Expenses:
Mortality, expense risk and
other charges	1	7	-	-	16
Total expenses	1	7	-	-	16
Net investment income (loss)	2	10	-	2	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2)	-	(7)	2
Capital gains distributions	5	30	-	5	88
Total realized gain (loss) on investments
and capital gains distributions	5	28	-	(2)	90
Net unrealized appreciation
(depreciation) of investments	5	(42)	2	(5)	(170)
Net realized and unrealized gain (loss)
on investments	10	(14)	2	(7)	(80)
Net increase (decrease) in net assets
resulting from operations	$ 12	$ (4)	$ 2	$ (5)	$ (63)

The accompanying notes are an integral part of these financial statements.

		92

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2035	Solution 2035	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 21	$ -	$ -
Total investment income	-	1	21	-	-
Expenses:
Mortality, expense risk and
other charges	-	-	12	-	-
Total expenses	-	-	12	-	-
Net investment income (loss)	-	1	9	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	4	4	-	-
Capital gains distributions	-	3	63	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	7	67	-	1
Net unrealized appreciation
(depreciation) of investments	1	(10)	(151)	-	(2)
Net realized and unrealized gain (loss)
on investments	1	(3)	(84)	-	(1)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ (2)	$ (75)	$ -	$ (1)

The accompanying notes are an integral part of these financial statements.

		93

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2055	Solution 2055	Solution 2055	Solution Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 9	$ -	$ -	$ -	$ -
Total investment income	9	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	6	-	-	-	-
Total expenses	6	-	-	-	-
Net investment income (loss)	3	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	(1)	-	(1)
Capital gains distributions	30	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	31	-	-	-	(1)
Net unrealized appreciation
(depreciation) of investments	(84)	-	(2)	(4)	1
Net realized and unrealized gain (loss)
on investments	(53)	-	(2)	(4)	-
Net increase (decrease) in net assets
resulting from operations	$ (50)	$ -	$ (2)	$ (4)	$ -

The accompanying notes are an integral part of these financial statements.

		94

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Invesco	ING Invesco
		ING Invesco	ING Invesco	Van Kampen	Van Kampen
	ING Index	Van Kampen	Van Kampen	Equity and	Equity and
	Solution Income	Comstock	Comstock	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 4	$ 682	$ 12	$ 5,342
Total investment income	5	4	682	12	5,342
Expenses:
Mortality, expense risk and
other charges	2	1	496	2	2,295
Total expenses	2	1	496	2	2,295
Net investment income (loss)	3	3	186	10	3,047

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(6)	(1,187)	(4)	1,008
Capital gains distributions	5	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	(6)	(1,187)	(4)	1,008
Net unrealized appreciation
(depreciation) of investments	(6)	(6)	(596)	(27)	(8,770)
Net realized and unrealized gain (loss)
on investments	(1)	(12)	(1,783)	(31)	(7,762)
Net increase (decrease) in net assets
resulting from operations	$ 2	$ (9)	$ (1,597)	$ (21)	$ (4,715)

The accompanying notes are an integral part of these financial statements.

		95

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Legg	ING Legg
	ING Invesco			Mason	Mason
	Van Kampen			ClearBridge	ClearBridge
	Equity and	ING JPMorgan ING JPMorgan		Aggressive	Aggressive
	Income	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 2	$ 257	$ -	$ 414
Total investment income	5	2	257	-	414
Expenses:
Mortality, expense risk and
other charges	2	1	303	-	71
Total expenses	2	1	303	-	71
Net investment income (loss)	3	1	(46)	-	343

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(3)	(126)	12	251
Capital gains distributions	-	-	-	23	28,126
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	(126)	35	28,377
Net unrealized appreciation
(depreciation) of investments	(6)	10	404	(33)	(26,928)
Net realized and unrealized gain (loss)
on investments	(6)	7	278	2	1,449
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ 8	$ 232	$ 2	$ 1,792

The accompanying notes are an integral part of these financial statements.

		96

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Legg
	Mason
	ClearBridge	ING	ING	ING
	Aggressive	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO
	Growth	Global	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ 8,275	$ 9	$ 66
Total investment income	-	6	8,275	9	66
Expenses:
Mortality, expense risk and
other charges	-	2	5,531	7	8
Total expenses	-	2	5,531	7	8
Net investment income (loss)	-	4	2,744	2	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	(1)	6,978	(18)	42
Capital gains distributions	53	-	-	-	80
Total realized gain (loss) on investments
and capital gains distributions	36	(1)	6,978	(18)	122
Net unrealized appreciation
(depreciation) of investments	(33)	(55)	(59,637)	(50)	(125)
Net realized and unrealized gain (loss)
on investments	3	(56)	(52,659)	(68)	(3)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ (52)	$ (49,915)	$ (66)	$ 55

The accompanying notes are an integral part of these financial statements.

		97

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ -	$ 6,735	$ 1,145	$ 21	$ 19
Total investment income	-	6,735	1,145	21	19
Expenses:
Mortality, expense risk and
other charges	-	2,107	184	4	2
Total expenses	-	2,107	184	4	2
Net investment income (loss)	-	4,628	961	17	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,549	1,559	21	1
Capital gains distributions	-	7,721	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	9,270	1,559	21	1
Net unrealized appreciation
(depreciation) of investments	1	(8,822)	(3,116)	(47)	(18)
Net realized and unrealized gain (loss)
on investments	1	448	(1,557)	(26)	(17)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 5,076	$ (596)	$ (9)	$ -

The accompanying notes are an integral part of these financial statements.

		98

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 1,921	$ 475	$ 7	$ 1,946	$ 443
Total investment income	1,921	475	7	1,946	443
Expenses:
Mortality, expense risk and
other charges	511	79	1	753	109
Total expenses	511	79	1	753	109
Net investment income (loss)	1,410	396	6	1,193	334

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(826)	39	3	(733)	31
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(826)	39	3	(733)	31
Net unrealized appreciation
(depreciation) of investments	(1,509)	(645)	(22)	(4,269)	(1,199)
Net realized and unrealized gain (loss)
on investments	(2,335)	(606)	(19)	(5,002)	(1,168)
Net increase (decrease) in net assets
resulting from operations	$ (925)	$ (210)	$ (13)	$ (3,809)	$ (834)

The accompanying notes are an integral part of these financial statements.

		99

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 1,180	$ 282	$ 1	$ 645
Total investment income	4	1,180	282	1	645
Expenses:
Mortality, expense risk and
other charges	1	597	96	-	442
Total expenses	1	597	96	-	442
Net investment income (loss)	3	583	186	1	203

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	(623)	60	(1)	(452)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	17	(623)	60	(1)	(452)
Net unrealized appreciation
(depreciation) of investments	(32)	(4,132)	(1,232)	(12)	(3,077)
Net realized and unrealized gain (loss)
on investments	(15)	(4,755)	(1,172)	(13)	(3,529)
Net increase (decrease) in net assets
resulting from operations	$ (12)	$ (4,172)	$ (986)	$ (12)	$ (3,326)

The accompanying notes are an integral part of these financial statements.

		100

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Growth	Income
	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 170	$ 3	$ 1	$ 5	$ 13
Total investment income	170	3	1	5	13
Expenses:
Mortality, expense risk and
other charges	63	7	1	15	2
Total expenses	63	7	1	15	2
Net investment income (loss)	107	(4)	-	(10)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	71	(38)	7	77	81
Capital gains distributions	-	2	1	7	-
Total realized gain (loss) on investments
and capital gains distributions	71	(36)	8	84	81
Net unrealized appreciation
(depreciation) of investments	(1,028)	(22)	(25)	(145)	(75)
Net realized and unrealized gain (loss)
on investments	(957)	(58)	(17)	(61)	6
Net increase (decrease) in net assets
resulting from operations	$ (850)	$ (62)	$ (17)	$ (71)	$ 17

The accompanying notes are an integral part of these financial statements.

		101

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING T. Rowe	ING T. Rowe
				Price	Price
	ING Solution	ING Solution	ING Solution	Diversified Mid	Diversified Mid
	Income	Income	Moderate	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 515	$ 124	$ 15	$ 1	$ 1,132
Total investment income	515	124	15	1	1,132
Expenses:
Mortality, expense risk and
other charges	95	18	25	2	3,368
Total expenses	95	18	25	2	3,368
Net investment income (loss)	420	106	(10)	(1)	(2,236)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(165)	52	92	-	4,800
Capital gains distributions	-	-	24	-	-
Total realized gain (loss) on investments
and capital gains distributions	(165)	52	116	-	4,800
Net unrealized appreciation
(depreciation) of investments	(279)	(146)	(162)	(19)	(17,830)
Net realized and unrealized gain (loss)
on investments	(444)	(94)	(46)	(19)	(13,030)
Net increase (decrease) in net assets
resulting from operations	$ (24)	$ 12	$ (56)	$ (20)	$ (15,266)

The accompanying notes are an integral part of these financial statements.

		102

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Diversified Mid	Price Growth	Price Growth	Price Growth	ING Templeton
	Cap Growth	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ -	$ 8
Total investment income	1	-	-	-	8
Expenses:
Mortality, expense risk and
other charges	3	4	2,116	13	2
Total expenses	3	4	2,116	13	2
Net investment income (loss)	(2)	(4)	(2,116)	(13)	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	-	4,225	(37)	(16)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	-	4,225	(37)	(16)
Net unrealized appreciation
(depreciation) of investments	(30)	(22)	(6,377)	19	(66)
Net realized and unrealized gain (loss)
on investments	(27)	(22)	(2,152)	(18)	(82)
Net increase (decrease) in net assets
resulting from operations	$ (29)	$ (26)	$ (4,268)	$ (31)	$ (76)

The accompanying notes are an integral part of these financial statements.

		103

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					ING UBS U.S.
	ING Templeton	ING Templeton	ING Thornburg	ING Thornburg	Large Cap
	Foreign Equity	Foreign Equity	Value	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,704	$ 1	$ 3	$ 671	$ 1
Total investment income	1,704	1	3	671	1
Expenses:
Mortality, expense risk and
other charges	893	-	2	919	-
Total expenses	893	-	2	919	-
Net investment income (loss)	811	1	1	(248)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,401)	4	(4)	402	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,401)	4	(4)	402	(1)
Net unrealized appreciation
(depreciation) of investments	(10,198)	(16)	(106)	(13,250)	(3)
Net realized and unrealized gain (loss)
on investments	(12,599)	(12)	(110)	(12,848)	(4)
Net increase (decrease) in net assets
resulting from operations	$ (11,788)	$ (11)	$ (109)	$ (13,096)	$ (3)

The accompanying notes are an integral part of these financial statements.

		104

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.		ING Strategic	ING Strategic
	Large Cap	Large Cap		Allocation	Allocation
	Equity	Equity	ING Core	Conservative	Growth
	Portfolio -	Portfolio -	Equity Research	Portfolio -	Portfolio -
	Initial Class	Service Class	Fund - Class A	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 806	$ -	$ 2	$ 1,269	$ 1,703
Total investment income	806	-	2	1,269	1,703
Expenses:
Mortality, expense risk and
other charges	763	-	1	301	640
Total expenses	763	-	1	301	640
Net investment income (loss)	43	-	1	968	1,063

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	551	-	7	(1,365)	(1,850)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	551	-	7	(1,365)	(1,850)
Net unrealized appreciation
(depreciation) of investments	(3,017)	(1)	(9)	618	(1,687)
Net realized and unrealized gain (loss)
on investments	(2,466)	(1)	(2)	(747)	(3,537)
Net increase (decrease) in net assets
resulting from operations	$ (2,423)	$ (1)	$ (1)	$ 221	$ (2,474)

The accompanying notes are an integral part of these financial statements.

		105

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth	ING Growth
	Moderate	and Income	and Income	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class A	Class I	Class S	Series 5
Net investment income (loss)
Income:
Dividends	$ 2,081	$ 8	$ 13,761	$87	$ 5
Total investment income	2,081	8	13,761	87	5
Expenses:
Mortality, expense risk and
other charges	580	3	12,126	11	2
Total expenses	580	3	12,126	11	2
Net investment income (loss)	1,501	5	1,635	76	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,502)	-	(46,715)	112	(33)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,502)	-	(46,715)	112	(33)
Net unrealized appreciation
(depreciation) of investments	1,032	(18)	31,073	(147)	27
Net realized and unrealized gain (loss)
on investments	(2,470)	(18)	(15,642)	(35)	(6)
Net increase (decrease) in net assets
resulting from operations	$ (969)	$ (13)	$ (14,007)	$41	$ (3)

The accompanying notes are an integral part of these financial statements.

		106

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 62	$ 26	$ 6	$ 3	$ 1
Total investment income	62	26	6	3	1
Expenses:
Mortality, expense risk and
other charges	28	17	6	2	1
Total expenses	28	17	6	2	1
Net investment income (loss)	34	9	-	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(410)	(125)	(5)	(11)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(410)	(125)	(5)	(11)	(4)
Net unrealized appreciation
(depreciation) of investments	341	98	(2)	8	3
Net realized and unrealized gain (loss)
on investments	(69)	(27)	(7)	(3)	(1)
Net increase (decrease) in net assets
resulting from operations	$ (35)	$ (18)	$ (7)	$ (2)	$ (1)

The accompanying notes are an integral part of these financial statements.

		107

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING BlackRock	ING BlackRock
		Science and	Science and
		Technology	Technology	ING Index Plus	ING Index Plus
	ING GET U.S.	Opportunities	Opportunities	LargeCap	LargeCap
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 11	Adviser Class	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ 5,271	$ 6
Total investment income	1	-	-	5,271	6
Expenses:
Mortality, expense risk and
other charges	1	-	486	2,800	1
Total expenses	1	-	486	2,800	1
Net investment income (loss)	-	-	(486)	2,471	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	2,205	3,168	(3)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	2,205	3,168	(3)
Net unrealized appreciation
(depreciation) of investments	-	-	(8,038)	(8,323)	(3)
Net realized and unrealized gain (loss)
on investments	-	-	(5,833)	(5,155)	(6)
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ (6,319)	$ (2,684)	$ (1)

The accompanying notes are an integral part of these financial statements.

		108

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	ING
	MidCap	MidCap	SmallCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 2,479	$ 2	$ 999	$ 1	$ 509
Total investment income	2,479	2	999	1	509
Expenses:
Mortality, expense risk and
other charges	2,734	1	1,080	1	194
Total expenses	2,734	1	1,080	1	194
Net investment income (loss)	(255)	1	(81)	-	315

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,440)	73	(2,304)	13	275
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,440)	73	(2,304)	13	275
Net unrealized appreciation
(depreciation) of investments	(4,101)	(73)	509	(14)	(3,239)
Net realized and unrealized gain (loss)
on investments	(5,541)	-	(1,795)	(1)	(2,964)
Net increase (decrease) in net assets
resulting from operations	$ (5,796)	$ 1	$ (1,876)	$ (1)	$ (2,649)

The accompanying notes are an integral part of these financial statements.

		109

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING Russell™	ING Russell™		ING Russell™
	ING	Large Cap	Large Cap	ING Russell™	Large Cap
	International	Growth Index	Growth Index	Large Cap	Index
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 60	$ 6	$ 196	$ -
Total investment income	-	60	6	196		-
Expenses:
Mortality, expense risk and
other charges	-	48	3	118		-
Total expenses	-	48	3	118		-
Net investment income (loss)	-	12	3	78		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	358	75	400		-
Capital gains distributions	-	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	-	358	75	400		-
Net unrealized appreciation
(depreciation) of investments	(2)	(231)	(64)	(256)		-
Net realized and unrealized gain (loss)
on investments	(2)	127	11	144		-
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ 139	$ 14	$ 222	$ -

The accompanying notes are an integral part of these financial statements.

		110

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Value Index	Value Index	Growth Index	Mid Cap Index	Small Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 2	$ 40	$ 22	$ 89	$ 54
Total investment income	2	40	22	89	54
Expenses:
Mortality, expense risk and
other charges	2	27	50	73	61
Total expenses	2	27	50	73	61
Net investment income (loss)	-	13	(28)	16	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	65	415	655	592
Capital gains distributions	-	-	-	56	-
Total realized gain (loss) on investments
and capital gains distributions	3	65	415	711	592
Net unrealized appreciation
(depreciation) of investments	(5)	(85)	(583)	(964)	(917)
Net realized and unrealized gain (loss)
on investments	(2)	(20)	(168)	(253)	(325)
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ (7)	$ (196)	$ (237)	$ (332)

The accompanying notes are an integral part of these financial statements.

		111

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING	ING
	ING Small	ING Small	ING U.S. Bond	International	International
	Company	Company	Index	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 489	$ -	$ 150	$ 1,912	$ 6
Total investment income	489	-	150	1,912	6
Expenses:
Mortality, expense risk and
other charges	1,178	1	62	599	1
Total expenses	1,178	1	62	599	1
Net investment income (loss)	(689)	(1)	88	1,313	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(232)	1	83	(12,879)	(30)
Capital gains distributions	-	-	76	-	-
Total realized gain (loss) on investments
and capital gains distributions	(232)	1	159	(12,879)	(30)
Net unrealized appreciation
(depreciation) of investments	(3,396)	(10)	88	(145)	(13)
Net realized and unrealized gain (loss)
on investments	(3,628)	(9)	247	(13,024)	(43)
Net increase (decrease) in net assets
resulting from operations	$ (4,317)	$ (10)	$ 335	$ (11,711)	$ (38)

The accompanying notes are an integral part of these financial statements.

		112

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Opportunities	Opportunities	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Fund -
	Class I	Class S	Class I	Class S	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	279	13	179	-	46
Total expenses	279	13	179	-	46
Net investment income (loss)	(279)	(13)	(179)	-	(46)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	483	199	36	39	182
Capital gains distributions	-	-	-	-	160
Total realized gain (loss) on investments
and capital gains distributions	483	199	36	39	342
Net unrealized appreciation
(depreciation) of investments	(1,052)	(200)	104	(35)	(685)
Net realized and unrealized gain (loss)
on investments	(569)	(1)	140	4	(343)
Net increase (decrease) in net assets
resulting from operations	$ (848)	$ (14)	$ (39)	$ 4	$ (389)

The accompanying notes are an integral part of these financial statements.

		113

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				Invesco Global	Invesco U.S.	Invesco Van
	Invesco Small	Invesco		Health Care	Small Cap	Kampen Small
	Cap Growth	Endeavor		Fund - Investor	Value Fund -	Cap Value
	Fund - Class A	Fund - Class A		Class	Class Y	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -		$ 1	$ -	$ -
Total investment income	-		-	1	-	-
Expenses:
Mortality, expense risk and
other charges	-		-	2	-	1
Total expenses	-		-	2	-	1
Net investment income (loss)	-		-	(1)	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)		-	19	898	11
Capital gains distributions	1		-	3	688	6
Total realized gain (loss) on investments
and capital gains distributions	(1)		-	22	1,586	17
Net unrealized appreciation
(depreciation) of investments	(1)		-	(20)	(1,042)	(25)
Net realized and unrealized gain (loss)
on investments	(2)		-	2	544	(8)
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ -		$ 1	$ 544	$ (9)

The accompanying notes are an integral part of these financial statements.

		114

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					Janus Aspen
		Invesco V.I.		Janus Aspen	Series
	Invesco Van	Capital	Invesco V.I.	Series Balanced	Enterprise
	Kampen Small	Appreciation	Core Equity	Portfolio -	Portfolio -
	Cap Value	Fund - Series I	Fund - Series I	Institutional	Institutional
	Fund - Class Y	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ -	$ 32	$ 356	$ 5	$ -
Total investment income	-	32	356	5	-
Expenses:
Mortality, expense risk and
other charges	-	218	377	2	4
Total expenses	-	218	377	2	4
Net investment income (loss)	-	(186)	(21)	3	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(244)	(352)	961	(8)	8
Capital gains distributions	592	-	-	10	-
Total realized gain (loss) on investments
and capital gains distributions	348	(352)	961	2	8
Net unrealized appreciation
(depreciation) of investments	(1,714)	(1,345)	(1,201)	(5)	(11)
Net realized and unrealized gain (loss)
on investments	(1,366)	(1,697)	(240)	(3)	(3)
Net increase (decrease) in net assets
resulting from operations	$ (1,366)	$ (1,883)	$ (261)	$ -	$ (7)

The accompanying notes are an integral part of these financial statements.

		115

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series	Lazard
	Series Flexible	Series Janus	Worldwide	Emerging	Lazard U.S.
	Bond Portfolio -	Portfolio -	Portfolio -	Markets Equity	Mid Cap Equity
	Institutional	Institutional	Institutional	Portfolio - Open	Portfolio - Open
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 1	$ -	$ 1
Total investment income	5	-	1	-	1
Expenses:
Mortality, expense risk and
other charges	1	1	2	-	25
Total expenses	1	1	2	-	25
Net investment income (loss)	4	(1)	(1)	-	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(1)	(5)	-	222
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	(1)	(5)	-	222
Net unrealized appreciation
(depreciation) of investments	(3)	(3)	(14)	-	(467)
Net realized and unrealized gain (loss)
on investments	(1)	(4)	(19)	-	(245)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ (5)	$ (20)	$ -	$ (269)

The accompanying notes are an integral part of these financial statements.

		116

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett
		Small Cap	Developing	Core Fixed	Mid-Cap Value
	LKCM Aquinas	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -
	Growth Fund	Retail Class	Inc. - Class A	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1	$ 2
Total investment income	-	-	-	1	2
Expenses:
Mortality, expense risk and
other charges	3	62	-	2	13
Total expenses	3	62	-	2	13
Net investment income (loss)	(3)	(62)	-	(1)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	282	-	-	(95)
Capital gains distributions	-	-	4	1	-
Total realized gain (loss) on investments
and capital gains distributions	6	282	4	1	(95)
Net unrealized appreciation
(depreciation) of investments	-	(505)	(7)	-	42
Net realized and unrealized gain (loss)
on investments	6	(223)	(3)	1	(53)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ (285)	$ (3)	$ -	$ (64)

The accompanying notes are an integral part of these financial statements.

		117

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts	Neuberger
	Small-Cap	Fundamental	Mid-Cap Value	Investors	Berman Genesis
	Value Fund -	Equity Fund -	Portfolio -	Growth Stock	Fund® - Trust
	Class A	Class A	Class VC	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 202	$ 2	$ 1
Total investment income	-	-	202	2	1
Expenses:
Mortality, expense risk and
other charges	14	-	895	3	-
Total expenses	14	-	895	3	-
Net investment income (loss)	(14)	-	(693)	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	-	(2,224)	-	-
Capital gains distributions	-	1	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	(19)	1	(2,224)	-	1
Net unrealized appreciation
(depreciation) of investments	(57)	(4)	(1,714)	1	(2)
Net realized and unrealized gain (loss)
on investments	(76)	(3)	(3,938)	1	(1)
Net increase (decrease) in net assets
resulting from operations	$ (90)	$ (3)	$ (4,631)	$ -	$ -

The accompanying notes are an integral part of these financial statements.

		118

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective New Perspective		Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 64	$ 26	$ 728	$ 1	$ 4,872
Total investment income	64	26	728	1	4,872
Expenses:
Mortality, expense risk and
other charges	100	12	614	4	2,844
Total expenses	100	12	614	4	2,844
Net investment income (loss)	(36)	14	114	(3)	2,028

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(63)	(102)	(887)	29	(5,198)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(63)	(102)	(887)	29	(5,198)
Net unrealized appreciation
(depreciation) of investments	(508)	(228)	(5,523)	(37)	(57,897)
Net realized and unrealized gain (loss)
on investments	(571)	(330)	(6,410)	(8)	(63,095)
Net increase (decrease) in net assets
resulting from operations	$ (607)	$ (316)	$ (6,296)	$ (11)	$ (61,067)

The accompanying notes are an integral part of these financial statements.

		119

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Oppenheimer	Oppenheimer		Oppenheimer
	Gold & Special	International	Oppenheimer Global Strategic Oppenheimer
	Minerals Fund -	Bond Fund -	Global	Income	Main Street
	Class A	Class A	Securities/VA	Fund/VA	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ 3	$ 4	$ 1
Total investment income	-	6	3	4	1
Expenses:
Mortality, expense risk and
other charges	-	1	3	1	1
Total expenses	-	1	3	1	1
Net investment income (loss)	-	5	-	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	-	(8)	1	(1)
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	-	(8)	2	(1)
Net unrealized appreciation
(depreciation) of investments	(2)	(7)	(13)	(5)	-
Net realized and unrealized gain (loss)
on investments	(7)	(7)	(21)	(3)	(1)
Net increase (decrease) in net assets
resulting from operations	$ (7)	$ (2)	$ (21)	$ -	$ (1)

The accompanying notes are an integral part of these financial statements.

		120

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					PIMCO Real
	Oppenheimer	Oppenheimer	Parnassus	Pax World	Return
	Main Street	Small- & Mid-	Equity Income	Balanced Fund -	Portfolio -
	Small- & Mid-	Cap Growth	Fund - Investor	Individual	Administrative
	Cap Fund®/VA	Fund/VA	Shares	Investor Class	Class
Net investment income (loss)
Income:
Dividends	$ 62	$ -	$ -	$ 649	$ 9,254
Total investment income	62	-	-	649	9,254
Expenses:
Mortality, expense risk and
other charges	96	-	-	502	1,507
Total expenses	96	-	-	502	1,507
Net investment income (loss)	(34)	-	-	147	7,747

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(165)	-	-	(565)	1,148
Capital gains distributions	-	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	(165)	-	1	(565)	1,148
Net unrealized appreciation
(depreciation) of investments	(85)	1	4	(942)	8,188
Net realized and unrealized gain (loss)
on investments	(250)	1	5	(1,507)	9,336
Net increase (decrease) in net assets
resulting from operations	$ (284)	$ 1	$ 5	$ (1,360)	$ 17,083

The accompanying notes are an integral part of these financial statements.

		121

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Pioneer
		Pioneer	Emerging	Pioneer High	Pioneer Mid
	Pioneer High	Strategic	Markets VCT	Yield VCT	Cap Value VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 247	$ 6	$ 66	$ 1,284	$ -
Total investment income	247	6	66	1,284	-
Expenses:
Mortality, expense risk and
other charges	26	3	209	239	-
Total expenses	26	3	209	239	-
Net investment income (loss)	221	3	(143)	1,045	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(102)	-	(1,131)	(258)	-
Capital gains distributions	-	2	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(102)	2	(1,131)	(258)	-
Net unrealized appreciation
(depreciation) of investments	(203)	(6)	(4,864)	(1,515)	-
Net realized and unrealized gain (loss)
on investments	(305)	(4)	(5,995)	(1,773)	-
Net increase (decrease) in net assets
resulting from operations	$ (84)	$ (1)	$ (6,138)	$ (728)	$ -

The accompanying notes are an integral part of these financial statements.

		122

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified
	Equity Income	Equity Income	Royce Total	SMALLCAP	T. Rowe Price
	Fund -	Fund -	Return Fund -	World Fund® -	Mid-Cap Value
	Class R-3	Class R-4	Class K	Class R-4	Fund - R Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 97	$ -	$ 26	$ 3
Total investment income	1	97	-	26	3
Expenses:
Mortality, expense risk and
other charges	-	52	-	71	5
Total expenses	-	52	-	71	5
Net investment income (loss)	1	45	-	(45)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	421	-	362	-
Capital gains distributions	-	-	-	-	25
Total realized gain (loss) on investments
and capital gains distributions	13	421	-	362	25
Net unrealized appreciation
(depreciation) of investments	(17)	(904)	-	(1,543)	(65)
Net realized and unrealized gain (loss)
on investments	(4)	(483)	-	(1,181)	(40)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (438)	$ -	$ (1,226)	$ (42)

The accompanying notes are an integral part of these financial statements.

		123

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				Thornburg	USAA Precious
	T. Rowe Price	Templeton	Templeton	International	Metals and
	Value Fund -	Foreign Fund -	Global Bond	Value Fund -	Minerals Fund -
	Advisor Class	Class A	Fund - Class A	Class R4	Adviser Shares
Net investment income (loss)
Income:
Dividends	$ 2	$ 30	$ 12,865	$ 1	$ 10
Total investment income	2	30	12,865	1	10
Expenses:
Mortality, expense risk and
other charges	2	9	1,958	-	28
Total expenses	2	9	1,958	-	28
Net investment income (loss)	-	21	10,907	1	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	8	3,188	-	(92)
Capital gains distributions	-	-	1,300	-	563
Total realized gain (loss) on investments
and capital gains distributions	(7)	8	4,488	-	471
Net unrealized appreciation
(depreciation) of investments	-	(196)	(22,866)	(9)	(1,523)
Net realized and unrealized gain (loss)
on investments	(7)	(188)	(18,378)	(9)	(1,052)
Net increase (decrease) in net assets
resulting from operations	$ (7)	$ (167)	$ (7,471)	$ (8)	$ (1,070)

The accompanying notes are an integral part of these financial statements.

		124

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				Victory Small
			Small Company	Company
	Diversified	Equity Income	Growth	Opportunity	Wanger
	Value Portfolio	Portfolio	Portfolio	Fund - Class R	International
Net investment income (loss)
Income:
Dividends	$ 2	$ 8	$ -	$ -	$ 1,278
Total investment income	2	8	-	-	1,278
Expenses:
Mortality, expense risk and
other charges	1	4	1	-	219
Total expenses	1	4	1	-	219
Net investment income (loss)	1	4	(1)	-	1,059

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(10)	(1)	-	(223)
Capital gains distributions	-	-	-	-	648
Total realized gain (loss) on investments
and capital gains distributions	(1)	(10)	(1)	-	425
Net unrealized appreciation
(depreciation) of investments	3	34	2	-	(5,864)
Net realized and unrealized gain (loss)
on investments	2	24	1	-	(5,439)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 28	$ -	$ -	$ (4,380)

The accompanying notes are an integral part of these financial statements.

		125

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			Washington	Washington	Wells Fargo
			Mutual	Mutual	Advantage
			Investors	Investors	Small Cap
			FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Wanger Select	Wanger USA	Class R-3	Class R-4	Class A
Net investment income (loss)
Income:
Dividends	$ 2,050	$ -	$ 88	$ 1,886	$ -
Total investment income	2,050	-	88	1,886	-
Expenses:
Mortality, expense risk and
other charges	766	341	27	831	1
Total expenses	766	341	27	831	1
Net investment income (loss)	1,284	(341)	61	1,055	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	115	(475)	(247)	(556)	(3)
Capital gains distributions	-	3,517	9	184	1
Total realized gain (loss) on investments
and capital gains distributions	115	3,042	(238)	(372)	(2)
Net unrealized appreciation
(depreciation) of investments	(19,640)	(4,528)	439	4,272	(9)
Net realized and unrealized gain (loss)
on investments	(19,525)	(1,486)	201	3,900	(11)
Net increase (decrease) in net assets
resulting from operations	$ (18,241)	$ (1,827)	$ 262	$ 4,955	$ (12)

The accompanying notes are an integral part of these financial statements.

		126

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

Wells Fargo
Advantage
Special Small
Cap Values
Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -
Total investment income	-
Expenses:
Mortality, expense risk and
other charges	932
Total expenses	932
Net investment income (loss)	(932)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,970)
Capital gains distributions	-
Total realized gain (loss) on investments
and capital gains distributions	(2,970)
Net unrealized appreciation
(depreciation) of investments	958
Net realized and unrealized gain (loss)
on investments	(2,012)
Net increase (decrease) in net assets
resulting from operations	$ (2,944)

The accompanying notes are an integral part of these financial statements.
127

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		AllianceBernstein	AllianceBernstein
		Growth and	Growth and
	Alger Green	Income Fund, Inc. -	Income Portfolio -
	Fund - Class A	Class A	Class A
Net assets at January 1, 2010	$ 1,064	$ 196	$ 434

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	(1)	(5)
Total realized gain (loss) on investments and
capital gains distributions	57	(29)	(67)
Net unrealized appreciation (depreciation)
of investments	72	51	121
Net increase (decrease) in net assets from operations	115	21	49
Changes from contract transactions:
Total unit transactions	435	(26)	(26)
Net increase (decrease) in assets derived from
principal transactions	435	(26)	(26)
Total increase (decrease) in net assets	550	(5)	23
Net assets at December 31, 2010	1,614	191	457

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(17)	-	-
Total realized gain (loss) on investments and
capital gains distributions	35	2	(38)
Net unrealized appreciation (depreciation)
of investments	(130)	7	61
Net increase (decrease) in net assets from operations	(112)	9	23
Changes from contract transactions:
Total unit transactions	120	(28)	(7)
Net increase (decrease) in assets derived from
principal transactions	120	(28)	(7)
Total increase (decrease) in net assets	8	(19)	16
Net assets at December 31, 2011	$ 1,622	$ 172	$ 473

The accompanying notes are an integral part of these financial statements.

	128

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Allianz NFJ
		Large-Cap	Allianz NFJ
	Allianz NFJ	Value Fund -	Small-Cap
	Dividend Value	Institutional	Value Fund -	Amana Growth
	Fund - Class A	Class	Class A	Fund
Net assets at January 1, 2010	$ 134	$ 1,179	$ 563	$ 5,651

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	40	-	(97)
Total realized gain (loss) on investments and
capital gains distributions	3	128	(55)	95
Net unrealized appreciation (depreciation)
of investments	22	34	138	1,911
Net increase (decrease) in net assets from operations	29	202	83	1,909
Changes from contract transactions:
Total unit transactions	95	498	(248)	10,440
Net increase (decrease) in assets derived from
principal transactions	95	498	(248)	10,440
Total increase (decrease) in net assets	124	700	(165)	12,349
Net assets at December 31, 2010	258	1,879	398	18,000

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	72	2	(213)
Total realized gain (loss) on investments and
capital gains distributions	22	124	55	548
Net unrealized appreciation (depreciation)
of investments	(19)	(172)	(53)	(1,216)
Net increase (decrease) in net assets from operations	6	24	4	(881)
Changes from contract transactions:
Total unit transactions	(85)	1,160	(7)	10,703
Net increase (decrease) in assets derived from
principal transactions	(85)	1,160	(7)	10,703
Total increase (decrease) in net assets	(79)	1,184	(3)	9,822
Net assets at December 31, 2011	$ 179	$ 3,063	$ 395	$ 27,822

The accompanying notes are an integral part of these financial statements.

129

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			American
			Century
		American	Inflation-	American
		Balanced	Adjusted Bond	Century Income
	Amana Income	Fund® -	Fund - Investor	& Growth
	Fund	Class R-3	Class	Fund - A Class
Net assets at January 1, 2010	$ 10,356	$ 5,796	$ 9,060	$ 4,656

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	120	65	196	9
Total realized gain (loss) on investments and
capital gains distributions	138	(91)	331	(308)
Net unrealized appreciation (depreciation)
of investments	2,578	695	30	862
Net increase (decrease) in net assets from operations	2,836	669	557	563
Changes from contract transactions:
Total unit transactions	16,215	(287)	8,350	(119)
Net increase (decrease) in assets derived from
principal transactions	16,215	(287)	8,350	(119)
Total increase (decrease) in net assets	19,051	382	8,907	444
Net assets at December 31, 2010	29,407	6,178	17,967	5,100

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	242	72	964	18
Total realized gain (loss) on investments and
capital gains distributions	832	(86)	672	(145)
Net unrealized appreciation (depreciation)
of investments	(707)	181	1,008	208
Net increase (decrease) in net assets from operations	367	167	2,644	81
Changes from contract transactions:
Total unit transactions	10,643	(619)	22,977	150
Net increase (decrease) in assets derived from
principal transactions	10,643	(619)	22,977	150
Total increase (decrease) in net assets	11,010	(452)	25,621	231
Net assets at December 31, 2011	$ 40,417	$ 5,726	$ 43,588	$ 5,331

The accompanying notes are an integral part of these financial statements.

	130

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

American
	Funds			Artisan
	American	Ariel		International
	Mutual Fund® -	Appreciation		Fund - Investor
	Class R-4	Fund	Ariel Fund	Shares
Net assets at January 1, 2010	$ -	$ 622	$ 1,271	$ 1,829

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(7)	(18)	(2)
Total realized gain (loss) on investments and
capital gains distributions	-	(32)	42	157
Net unrealized appreciation (depreciation)
of investments	-	165	393	(37)
Net increase (decrease) in net assets from operations	-	126	417	118
Changes from contract transactions:
Total unit transactions	-	85	830	563
Net increase (decrease) in assets derived from
principal transactions	-	85	830	563
Total increase (decrease) in net assets	-	211	1,247	681
Net assets at December 31, 2010	-	833	2,518	2,510

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	(28)	10
Total realized gain (loss) on investments and
capital gains distributions	-	23	400	60
Net unrealized appreciation (depreciation)
of investments	-	(98)	(890)	(302)
Net increase (decrease) in net assets from operations	-	(80)	(518)	(232)
Changes from contract transactions:
Total unit transactions	6	(74)	1,064	396
Net increase (decrease) in assets derived from
principal transactions	6	(74)	1,064	396
Total increase (decrease) in net assets	6	(154)	546	164
Net assets at December 31, 2011	$ 6	$ 679	$ 3,064	$ 2,674

The accompanying notes are an integral part of these financial statements.

131

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			BlackRock Mid
		BlackRock	Cap Value
	Aston/Fairpointe	Equity Dividend	Opportunities	The Bond Fund
	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,
	Class N	A Shares	A Shares	Inc. - Class R-4
Net assets at January 1, 2010	$ -	$ -	$ 263	$ 5,982

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	2	(24)	210
Total realized gain (loss) on investments and
capital gains distributions	13	-	68	290
Net unrealized appreciation (depreciation)
of investments	271	18	496	(77)
Net increase (decrease) in net assets from operations	285	20	540	423
Changes from contract transactions:
Total unit transactions	2,640	163	3,713	1,805
Net increase (decrease) in assets derived from
principal transactions	2,640	163	3,713	1,805
Total increase (decrease) in net assets	2,925	183	4,253	2,228
Net assets at December 31, 2010	2,925	183	4,516	8,210

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(39)	4	(39)	202
Total realized gain (loss) on investments and
capital gains distributions	130	2	205	219
Net unrealized appreciation (depreciation)
of investments	(563)	7	(300)	20
Net increase (decrease) in net assets from operations	(472)	13	(134)	441
Changes from contract transactions:
Total unit transactions	3,103	291	3,098	568
Net increase (decrease) in assets derived from
principal transactions	3,103	291	3,098	568
Total increase (decrease) in net assets	2,631	304	2,964	1,009
Net assets at December 31, 2011	$ 5,556	$ 487	$ 7,480	$ 9,219

The accompanying notes are an integral part of these financial statements.

	132

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Capital World
	Calvert VP SRI	Growth &		ColumbiaSM
	Balanced	Income FundSM,	Cohen & Steers	Acorn Fund® -
	Portfolio	Inc. - Class R-3	Realty Shares	Class A
Net assets at January 1, 2010	$ 42,394	$ 14	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	174	4	-	-
Total realized gain (loss) on investments and
capital gains distributions	149	1	-	-
Net unrealized appreciation (depreciation)
of investments	4,179	30	-	1
Net increase (decrease) in net assets from operations	4,502	35	-	1
Changes from contract transactions:
Total unit transactions	(1,673)	314	-	8
Net increase (decrease) in assets derived from
principal transactions	(1,673)	314	-	8
Total increase (decrease) in net assets	2,829	349	-	9
Net assets at December 31, 2010	45,223	363	-	9

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	124	5	5	-
Total realized gain (loss) on investments and
capital gains distributions	309	4	(29)	3
Net unrealized appreciation (depreciation)
of investments	1,150	(49)	29	(7)
Net increase (decrease) in net assets from operations	1,583	(40)	5	(4)
Changes from contract transactions:
Total unit transactions	(2,765)	92	672	64
Net increase (decrease) in assets derived from
principal transactions	(2,765)	92	672	64
Total increase (decrease) in net assets	(1,182)	52	677	60
Net assets at December 31, 2011	$ 44,041	$ 415	$ 677	$ 69

The accompanying notes are an integral part of these financial statements.

133

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ColumbiaSM	Columbia Mid	Columbia Mid	CRM Mid Cap
	Acorn Fund® -	Cap Value	Cap Value	Value Fund -
	Class Z	Fund - Class A	Fund - Class Z	Investor Shares
Net assets at January 1, 2010	$ 2,451	$ 2,961	$ 1,314	$ 70

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	11	30	-
Total realized gain (loss) on investments and
capital gains distributions	398	187	263	5
Net unrealized appreciation (depreciation)
of investments	715	469	141	25
Net increase (decrease) in net assets from operations	1,121	667	434	30
Changes from contract transactions:
Total unit transactions	3,523	249	991	123
Net increase (decrease) in assets derived from
principal transactions	3,523	249	991	123
Total increase (decrease) in net assets	4,644	916	1,425	153
Net assets at December 31, 2010	7,095	3,877	2,739	223

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	29	(16)	42	(1)
Total realized gain (loss) on investments and
capital gains distributions	920	307	227	5
Net unrealized appreciation (depreciation)
of investments	(1,575)	(513)	(489)	(23)
Net increase (decrease) in net assets from operations	(626)	(222)	(220)	(19)
Changes from contract transactions:
Total unit transactions	4,379	150	2,844	12
Net increase (decrease) in assets derived from
principal transactions	4,379	150	2,844	12
Total increase (decrease) in net assets	3,753	(72)	2,624	(7)
Net assets at December 31, 2011	$ 10,848	$ 3,805	$ 5,363	$ 216

The accompanying notes are an integral part of these financial statements.

134

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				Eaton Vance
	Dodge & Cox		DWS Equity	Large-Cap
	International	Dodge & Cox	500 Index	Value Fund -
	Stock Fund	Stock Fund	Fund - Class S	Class R
Net assets at January 1, 2010	$ -	$ -	$ 247	$ 13

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	(1)	2
Net unrealized appreciation (depreciation)
of investments	-	-	39	3
Net increase (decrease) in net assets from operations	-	-	40	5
Changes from contract transactions:
Total unit transactions	4	-	64	20
Net increase (decrease) in assets derived from
principal transactions	4	-	64	20
Total increase (decrease) in net assets	4	-	104	25
Net assets at December 31, 2010	4	-	351	38

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	-	3	1
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	(8)	(2)	(1)	(3)
Net increase (decrease) in net assets from operations	(6)	(2)	2	(2)
Changes from contract transactions:
Total unit transactions	138	26	47	10
Net increase (decrease) in assets derived from
principal transactions	138	26	47	10
Total increase (decrease) in net assets	132	24	49	8
Net assets at December 31, 2011	$ 136	$ 24	$ 400	$ 46

The accompanying notes are an integral part of these financial statements.

135

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Fidelity®
	EuroPacific	EuroPacific	Advisor New	Fidelity® VIP
	Growth	Growth	Insights Fund - Equity-Income
	Fund® -	Fund® -	Institutional	Portfolio -
	Class R-3	Class R-4	Class	Initial Class
Net assets at January 1, 2010	$ 11,577	$ 247,037	$ -	$ 263,715

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	82	1,669	-	2,238
Total realized gain (loss) on investments and
capital gains distributions	(322)	(278)	-	(1,687)
Net unrealized appreciation (depreciation)
of investments	1,281	20,141	4	34,314
Net increase (decrease) in net assets from operations	1,041	21,532	4	34,865
Changes from contract transactions:
Total unit transactions	336	11,266	34	(18,262)
Net increase (decrease) in assets derived from
principal transactions	336	11,266	34	(18,262)
Total increase (decrease) in net assets	1,377	32,798	38	16,603
Net assets at December 31, 2010	12,954	279,835	38	280,318

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	76	1,603	(2)	4,040
Total realized gain (loss) on investments and
capital gains distributions	(629)	(1,333)	3	(1,850)
Net unrealized appreciation (depreciation)
of investments	(1,115)	(40,362)	(10)	(1,848)
Net increase (decrease) in net assets from operations	(1,668)	(40,092)	(9)	342
Changes from contract transactions:
Total unit transactions	(1,550)	(4,401)	230	(24,381)
Net increase (decrease) in assets derived from
principal transactions	(1,550)	(4,401)	230	(24,381)
Total increase (decrease) in net assets	(3,218)	(44,493)	221	(24,039)
Net assets at December 31, 2011	$ 9,736	$ 235,342	$ 259	$ 256,279

The accompanying notes are an integral part of these financial statements.

136

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2010	$ 190,848	$ 9,003	$ 35,651	$ 970,509

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,227)	642	149	3,043
Total realized gain (loss) on investments and
capital gains distributions	(5,232)	(438)	(1,996)	739
Net unrealized appreciation (depreciation)
of investments	48,430	964	5,618	143,841
Net increase (decrease) in net assets from operations	41,971	1,168	3,771	147,623
Changes from contract transactions:
Total unit transactions	(7,093)	(214)	(3,082)	(59,313)
Net increase (decrease) in assets derived from
principal transactions	(7,093)	(214)	(3,082)	(59,313)
Total increase (decrease) in net assets	34,878	954	689	88,310
Net assets at December 31, 2010	225,726	9,957	36,340	1,058,819

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,406)	570	141	1,088
Total realized gain (loss) on investments and
capital gains distributions	(810)	661	(1,817)	18,147
Net unrealized appreciation (depreciation)
of investments	590	(938)	(4,674)	(53,776)
Net increase (decrease) in net assets from operations	(1,626)	293	(6,350)	(34,541)
Changes from contract transactions:
Total unit transactions	(9,588)	(521)	(2,005)	(35,947)
Net increase (decrease) in assets derived from
principal transactions	(9,588)	(521)	(2,005)	(35,947)
Total increase (decrease) in net assets	(11,214)	(228)	(8,355)	(70,488)
Net assets at December 31, 2011	$ 214,512	$ 9,729	$ 27,985	$ 988,331

The accompanying notes are an integral part of these financial statements.

137

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset
	Index 500	Mid Cap	ManagerSM	Mutual Global
	Portfolio -	Portfolio -	Portfolio -	Discovery
	Initial Class	Initial Class	Initial Class	Fund - Class R
Net assets at January 1, 2010	$ 95,244	$ 13,948	$ 20,099	$ 3,353

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	952	67	150	35
Total realized gain (loss) on investments and
capital gains distributions	1,354	(108)	219	(28)
Net unrealized appreciation (depreciation)
of investments	10,629	4,383	2,184	350
Net increase (decrease) in net assets from operations	12,935	4,342	2,553	357
Changes from contract transactions:
Total unit transactions	(1,930)	2,241	(644)	178
Net increase (decrease) in assets derived from
principal transactions	(1,930)	2,241	(644)	178
Total increase (decrease) in net assets	11,005	6,583	1,909	535
Net assets at December 31, 2010	106,249	20,531	22,008	3,888

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,014	51	215	21
Total realized gain (loss) on investments and
capital gains distributions	2,918	(131)	160	(115)
Net unrealized appreciation (depreciation)
of investments	(2,840)	(2,083)	(1,133)	(56)
Net increase (decrease) in net assets from operations	1,092	(2,163)	(758)	(150)
Changes from contract transactions:
Total unit transactions	(3,999)	(258)	(406)	(938)
Net increase (decrease) in assets derived from
principal transactions	(3,999)	(258)	(406)	(938)
Total increase (decrease) in net assets	(2,907)	(2,421)	(1,164)	(1,088)
Net assets at December 31, 2011	$ 103,342	$ 18,110	$ 20,844	$ 2,800

The accompanying notes are an integral part of these financial statements.

138

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Franklin Small-	Franklin Small
	Mid Cap	Cap Value	Fundamental	Fundamental
	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Net assets at January 1, 2010	$ 563	$ 86,667	$ 505	$ 21,781

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(105)	3	137
Total realized gain (loss) on investments and
capital gains distributions	(52)	(1,773)	33	(164)
Net unrealized appreciation (depreciation)
of investments	199	25,893	48	3,646
Net increase (decrease) in net assets from operations	142	24,015	84	3,619
Changes from contract transactions:
Total unit transactions	(24)	9,250	204	6,528
Net increase (decrease) in assets derived from
principal transactions	(24)	9,250	204	6,528
Total increase (decrease) in net assets	118	33,265	288	10,147
Net assets at December 31, 2010	681	119,932	793	31,928

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6)	(186)	8	245
Total realized gain (loss) on investments and
capital gains distributions	37	(1,827)	19	698
Net unrealized appreciation (depreciation)
of investments	(68)	(3,581)	(53)	(1,960)
Net increase (decrease) in net assets from operations	(37)	(5,594)	(26)	(1,017)
Changes from contract transactions:
Total unit transactions	29	(5,190)	326	1,440
Net increase (decrease) in assets derived from
principal transactions	29	(5,190)	326	1,440
Total increase (decrease) in net assets	(8)	(10,784)	300	423
Net assets at December 31, 2011	$ 673	$ 109,148	$ 1,093	$ 32,351

The accompanying notes are an integral part of these financial statements.

139

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	The Growth	The Growth	The Hartford	The Hartford
	Fund of	Fund of	Capital	Dividend And
	America® -	America® -	Appreciation	Growth Fund -
	Class R-3	Class R-4	Fund - Class R4	Class R4
Net assets at January 1, 2010	$ 15,280	$ 277,112	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	17	-	-
Total realized gain (loss) on investments and
capital gains distributions	(328)	424	10	3
Net unrealized appreciation (depreciation)
of investments	2,093	31,468	7	3
Net increase (decrease) in net assets from operations	1,760	31,909	17	6
Changes from contract transactions:
Total unit transactions	540	4,612	173	40
Net increase (decrease) in assets derived from
principal transactions	540	4,612	173	40
Total increase (decrease) in net assets	2,300	36,521	190	46
Net assets at December 31, 2010	17,580	313,633	190	46

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(47)	(819)	2	-
Total realized gain (loss) on investments and
capital gains distributions	(448)	3,976	(11)	4
Net unrealized appreciation (depreciation)
of investments	(440)	(20,172)	(37)	(1)
Net increase (decrease) in net assets from operations	(935)	(17,015)	(46)	3
Changes from contract transactions:
Total unit transactions	(2,280)	(24,918)	29	(21)
Net increase (decrease) in assets derived from
principal transactions	(2,280)	(24,918)	29	(21)
Total increase (decrease) in net assets	(3,215)	(41,933)	(17)	(18)
Net assets at December 31, 2011	$ 14,365	$ 271,700	$ 173	$ 28

The accompanying notes are an integral part of these financial statements.

140

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

The Income
	Fund of	ING Balanced		ING Value
	America® -	Portfolio -	ING Real Estate	Choice Fund -
	Class R-3	Class I	Fund - Class A	Class A
Net assets at January 1, 2010	$ 1,778	$ 341,845	$ 1,611	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	58	5,923	31	-
Total realized gain (loss) on investments and
capital gains distributions	(137)	(10,415)	(213)	-
Net unrealized appreciation (depreciation)
of investments	269	45,719	595	-
Net increase (decrease) in net assets from operations	190	41,227	413	-
Changes from contract transactions:
Total unit transactions	(26)	(35,487)	(53)	-
Net increase (decrease) in assets derived from
principal transactions	(26)	(35,487)	(53)	-
Total increase (decrease) in net assets	164	5,740	360	-
Net assets at December 31, 2010	1,942	347,585	1,971	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	60	5,494	29	-
Total realized gain (loss) on investments and
capital gains distributions	(28)	(5,218)	(24)	-
Net unrealized appreciation (depreciation)
of investments	58	(7,468)	188	-
Net increase (decrease) in net assets from operations	90	(7,192)	193	-
Changes from contract transactions:
Total unit transactions	89	(41,132)	(66)	3
Net increase (decrease) in assets derived from
principal transactions	89	(41,132)	(66)	3
Total increase (decrease) in net assets	179	(48,324)	127	3
Net assets at December 31, 2011	$ 2,121	$ 299,261	$ 2,098	$ 3

The accompanying notes are an integral part of these financial statements.

141

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING	ING	ING
	ING GNMA	Intermediate	Intermediate	Intermediate
	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Class A	Class A	Class I	Class S
Net assets at January 1, 2010	$ 4,826	$ 3,799	$ 378,989	$ 349

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	145	178	15,515	23
Total realized gain (loss) on investments and
capital gains distributions	123	(67)	(7,111)	(3)
Net unrealized appreciation (depreciation)
of investments	(40)	224	25,001	16
Net increase (decrease) in net assets from operations	228	335	33,405	36
Changes from contract transactions:
Total unit transactions	(304)	(81)	(28,696)	126
Net increase (decrease) in assets derived from
principal transactions	(304)	(81)	(28,696)	126
Total increase (decrease) in net assets	(76)	254	4,709	162
Net assets at December 31, 2010	4,750	4,053	383,698	511

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	151	136	13,746	37
Total realized gain (loss) on investments and
capital gains distributions	51	(75)	(5,443)	(1)
Net unrealized appreciation (depreciation)
of investments	93	183	15,698	4
Net increase (decrease) in net assets from operations	295	244	24,001	40
Changes from contract transactions:
Total unit transactions	(208)	(941)	(20,766)	371
Net increase (decrease) in assets derived from
principal transactions	(208)	(941)	(20,766)	371
Total increase (decrease) in net assets	87	(697)	3,235	411
Net assets at December 31, 2011	$ 4,837	$ 3,356	$ 386,933	$ 922

The accompanying notes are an integral part of these financial statements.

	142

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING BlackRock
		ING BlackRock	ING BlackRock	Large Cap
	ING Artio	Health Sciences	Inflation	Growth
	Foreign	Opportunities Protected Bond		Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Adviser Class	Class
Net assets at January 1, 2010	$ 36,625	$ 9,719	$ -	$ 79,020

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(327)	(82)	-	(429)
Total realized gain (loss) on investments and
capital gains distributions	(4,263)	(395)	-	(3,264)
Net unrealized appreciation (depreciation)
of investments	6,190	1,056	-	13,099
Net increase (decrease) in net assets from operations	1,600	579	-	9,406
Changes from contract transactions:
Total unit transactions	(5,637)	(223)	-	(3,709)
Net increase (decrease) in assets derived from
principal transactions	(5,637)	(223)	-	(3,709)
Total increase (decrease) in net assets	(4,037)	356	-	5,697
Net assets at December 31, 2010	32,588	10,075	-	84,717

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	234	(32)	-	(376)
Total realized gain (loss) on investments and
capital gains distributions	(4,044)	(154)	-	(3,154)
Net unrealized appreciation (depreciation)
of investments	(2,699)	371	-	1,013
Net increase (decrease) in net assets from operations	(6,509)	185	-	(2,517)
Changes from contract transactions:
Total unit transactions	(4,798)	1,034	74	(175)
Net increase (decrease) in assets derived from
principal transactions	(4,798)	1,034	74	(175)
Total increase (decrease) in net assets	(11,307)	1,219	74	(2,692)
Net assets at December 31, 2011	$ 21,281	$ 11,294	$ 74	$ 82,025

The accompanying notes are an integral part of these financial statements.

	143

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Clarion
	ING BlackRock	ING BlackRock	ING Clarion	Global Real
	Large Cap	Large Cap	Global Real	Estate
	Growth	Growth	Estate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service 2 Class	Adviser Class	Class
Net assets at January 1, 2010	$ 158	$ 177	$ -	$ 50,442

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(1)	-	4,305
Total realized gain (loss) on investments and
capital gains distributions	24	(2)	-	(757)
Net unrealized appreciation (depreciation)
of investments	(5)	24	-	4,316
Net increase (decrease) in net assets from operations	18	21	-	7,864
Changes from contract transactions:
Total unit transactions	20	22	-	1,306
Net increase (decrease) in assets derived from
principal transactions	20	22	-	1,306
Total increase (decrease) in net assets	38	43	-	9,170
Net assets at December 31, 2010	196	220	-	59,612

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	1,668
Total realized gain (loss) on investments and
capital gains distributions	15	17	-	(638)
Net unrealized appreciation (depreciation)
of investments	(63)	(22)	-	(4,725)
Net increase (decrease) in net assets from operations	(48)	(5)	-	(3,695)
Changes from contract transactions:
Total unit transactions	403	46	2	(356)
Net increase (decrease) in assets derived from
principal transactions	403	46	2	(356)
Total increase (decrease) in net assets	355	41	2	(4,051)
Net assets at December 31, 2011	$ 551	$ 261	$ 2	$ 55,561

The accompanying notes are an integral part of these financial statements.

144

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Clarion		ING Core
	ING Clarion	Real Estate	ING Clarion	Growth and
	Real Estate	Portfolio -	Real Estate	Income
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2010	$ -	$ 1,315	$ 26,610	$ 13,120

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	43	860	(114)
Total realized gain (loss) on investments and
capital gains distributions	-	196	(4,332)	(872)
Net unrealized appreciation (depreciation)
of investments	-	78	11,063	2,984
Net increase (decrease) in net assets from operations	-	317	7,591	1,998
Changes from contract transactions:
Total unit transactions	-	292	7,058	6,557
Net increase (decrease) in assets derived from
principal transactions	-	292	7,058	6,557
Total increase (decrease) in net assets	-	609	14,649	8,555
Net assets at December 31, 2010	-	1,924	41,259	21,675

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	25	218	171
Total realized gain (loss) on investments and
capital gains distributions	-	8	(2,248)	633
Net unrealized appreciation (depreciation)
of investments	1	(32)	5,563	(2,702)
Net increase (decrease) in net assets from operations	1	1	3,533	(1,898)
Changes from contract transactions:
Total unit transactions	17	232	3,217	(19,777)
Net increase (decrease) in assets derived from
principal transactions	17	232	3,217	(19,777)
Total increase (decrease) in net assets	18	233	6,750	(21,675)
Net assets at December 31, 2011	$ 18	$ 2,157	$ 48,009	$ -

The accompanying notes are an integral part of these financial statements.

145

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Global
	ING FMRSM	ING FMRSM	ING Global	Resources
	Diversified Mid	Diversified Mid	Resources	Portfolio -
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Institutional
	Service Class	Service 2 Class	Adviser Class	Class
Net assets at January 1, 2010	$ 41,611	$ -	$ -	$ 27

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(354)	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(231)	-	-	-
Net unrealized appreciation (depreciation)
of investments	13,243	-	-	6
Net increase (decrease) in net assets from operations	12,658	-	-	6
Changes from contract transactions:
Total unit transactions	10,289	-	-	-
Net increase (decrease) in assets derived from
principal transactions	10,289	-	-	-
Total increase (decrease) in net assets	22,947	-	-	6
Net assets at December 31, 2010	64,558	-	-	33

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(427)	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	560	-	-	-
Net unrealized appreciation (depreciation)
of investments	(8,253)	(2)	-	(3)
Net increase (decrease) in net assets from operations	(8,120)	(2)	-	(3)
Changes from contract transactions:
Total unit transactions	7,660	14	2	-
Net increase (decrease) in assets derived from
principal transactions	7,660	14	2	-
Total increase (decrease) in net assets	(460)	12	2	(3)
Net assets at December 31, 2011	$ 64,098	$ 12	$ 2	$ 30

The accompanying notes are an integral part of these financial statements.

146

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Invesco		ING JPMorgan
		Van Kampen	ING JPMorgan	Emerging
	ING Global	Growth and	Emerging	Markets Equity
	Resources	Income	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Adviser Class	Class
Net assets at January 1, 2010	$ 107,768	$ 18,265	$ 421	$ 36,901

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(30)	(119)	1	(87)
Total realized gain (loss) on investments and
capital gains distributions	(2,227)	(1,307)	123	2,401
Net unrealized appreciation (depreciation)
of investments	23,964	3,672	(67)	3,861
Net increase (decrease) in net assets from operations	21,707	2,246	57	6,175
Changes from contract transactions:
Total unit transactions	3,938	1,255	(73)	(2,528)
Net increase (decrease) in assets derived from
principal transactions	3,938	1,255	(73)	(2,528)
Total increase (decrease) in net assets	25,645	3,501	(16)	3,647
Net assets at December 31, 2010	133,413	21,766	405	40,548

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(586)	76	2	46
Total realized gain (loss) on investments and
capital gains distributions	(2,422)	(1,313)	20	161
Net unrealized appreciation (depreciation)
of investments	(11,822)	746	(91)	(7,213)
Net increase (decrease) in net assets from operations	(14,830)	(491)	(69)	(7,006)
Changes from contract transactions:
Total unit transactions	3,708	(1,374)	(50)	(4,640)
Net increase (decrease) in assets derived from
principal transactions	3,708	(1,374)	(50)	(4,640)
Total increase (decrease) in net assets	(11,122)	(1,865)	(119)	(11,646)
Net assets at December 31, 2011	$ 122,291	$ 19,901	$ 286	$ 28,902

The accompanying notes are an integral part of these financial statements.

147

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap
	Markets Equity	Equity	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ 30,187	$ -	$ 3,617	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(148)	-	(26)	-
Total realized gain (loss) on investments and
capital gains distributions	1,051	-	(274)	-
Net unrealized appreciation (depreciation)
of investments	4,289	-	1,432	-
Net increase (decrease) in net assets from operations	5,192	-	1,132	-
Changes from contract transactions:
Total unit transactions	(1,659)	-	1,805	-
Net increase (decrease) in assets derived from
principal transactions	(1,659)	-	1,805	-
Total increase (decrease) in net assets	3,533	-	2,937	-
Net assets at December 31, 2010	33,720	-	6,554	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(50)	-	(33)	-
Total realized gain (loss) on investments and
capital gains distributions	(611)	-	87	7
Net unrealized appreciation (depreciation)
of investments	(5,305)	1	(223)	(7)
Net increase (decrease) in net assets from operations	(5,966)	1	(169)	-
Changes from contract transactions:
Total unit transactions	(3,860)	8	2,329	113
Net increase (decrease) in assets derived from
principal transactions	(3,860)	8	2,329	113
Total increase (decrease) in net assets	(9,826)	9	2,160	113
Net assets at December 31, 2011	$ 23,894	$ 9	$ 8,714	$ 113

The accompanying notes are an integral part of these financial statements.

148

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Large Cap		ING Large Cap
	Growth	ING Large Cap	Value	ING Large Cap
	Portfolio -	Growth	Portfolio -	Value
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2010	$ -	$ 378	$ 124,824	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	2,107	-
Total realized gain (loss) on investments and
capital gains distributions	-	74	(5,026)	-
Net unrealized appreciation (depreciation)
of investments	-	298	24,432	-
Net increase (decrease) in net assets from operations	-	370	21,513	-
Changes from contract transactions:
Total unit transactions	-	2,504	(8,709)	-
Net increase (decrease) in assets derived from
principal transactions	-	2,504	(8,709)	-
Total increase (decrease) in net assets	-	2,874	12,804	-
Net assets at December 31, 2010	-	3,252	137,628	3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(799)	(3)	261	4
Total realized gain (loss) on investments and
capital gains distributions	8,067	397	(4,607)	(2)
Net unrealized appreciation (depreciation)
of investments	(6,976)	(374)	8,059	4
Net increase (decrease) in net assets from operations	292	20	3,713	6
Changes from contract transactions:
Total unit transactions	132,730	(3,006)	70,971	812
Net increase (decrease) in assets derived from
principal transactions	132,730	(3,006)	70,971	812
Total increase (decrease) in net assets	133,022	(2,986)	74,684	818
Net assets at December 31, 2011	$ 133,022	$ 266	$ 212,312	$ 821

The accompanying notes are an integral part of these financial statements.

149

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING Lord
	Abbett Growth	ING Lord	ING Marsico
	and Income	Abbett Growth	Growth	ING Marsico
	Portfolio -	and Income	Portfolio -	Growth
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2010	$ 79,642	$ 668	$ 7,384	$ 337

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(98)	-	(15)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(5,047)	(30)	(276)	(4)
Net unrealized appreciation (depreciation)
of investments	17,548	142	1,675	85
Net increase (decrease) in net assets from operations	12,403	112	1,384	80
Changes from contract transactions:
Total unit transactions	(3,534)	27	410	105
Net increase (decrease) in assets derived from
principal transactions	(3,534)	27	410	105
Total increase (decrease) in net assets	8,869	139	1,794	185
Net assets at December 31, 2010	88,511	807	9,178	522

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	179	-	(44)	(2)
Total realized gain (loss) on investments and
capital gains distributions	(15,224)	(61)	(27)	10
Net unrealized appreciation (depreciation)
of investments	17,088	81	(157)	(20)
Net increase (decrease) in net assets from operations	2,043	20	(228)	(12)
Changes from contract transactions:
Total unit transactions	(90,554)	(827)	(151)	60
Net increase (decrease) in assets derived from
principal transactions	(90,554)	(827)	(151)	60
Total increase (decrease) in net assets	(88,511)	(807)	(379)	48
Net assets at December 31, 2011	$ -	$ -	$ 8,799	$ 570

The accompanying notes are an integral part of these financial statements.

150

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING MFS Total
	ING MFS Total	Return	ING MFS Total	ING MFS
	Return	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2010	$ 896	$ 58,354	$ 25,683	$ 34,116

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(303)	(152)	615
Total realized gain (loss) on investments and
capital gains distributions	(11)	(1,760)	(1,270)	(1,630)
Net unrealized appreciation (depreciation)
of investments	97	7,173	3,542	5,171
Net increase (decrease) in net assets from operations	87	5,110	2,120	4,156
Changes from contract transactions:
Total unit transactions	87	(3,355)	(1,869)	(526)
Net increase (decrease) in assets derived from
principal transactions	87	(3,355)	(1,869)	(526)
Total increase (decrease) in net assets	174	1,755	251	3,630
Net assets at December 31, 2010	1,070	60,109	25,934	37,746

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	986	352	1,076
Total realized gain (loss) on investments and
capital gains distributions	(22)	(1,658)	(606)	(916)
Net unrealized appreciation (depreciation)
of investments	4	1,199	399	1,806
Net increase (decrease) in net assets from operations	6	527	145	1,966
Changes from contract transactions:
Total unit transactions	44	(5,032)	(1,193)	2,837
Net increase (decrease) in assets derived from
principal transactions	44	(5,032)	(1,193)	2,837
Total increase (decrease) in net assets	50	(4,505)	(1,048)	4,803
Net assets at December 31, 2011	$ 1,120	$ 55,604	$ 24,886	$ 42,549

The accompanying notes are an integral part of these financial statements.

151

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Morgan		ING PIMCO
	Stanley Global	ING PIMCO	High Yield	ING PIMCO
	Franchise	High Yield	Portfolio -	High Yield
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Adviser Class	Class	Service Class
Net assets at January 1, 2010	$ -	$ -	$ 3,426	$ 12,663

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	327	1,054
Total realized gain (loss) on investments and
capital gains distributions	-	-	339	98
Net unrealized appreciation (depreciation)
of investments	-	-	(77)	816
Net increase (decrease) in net assets from operations	-	-	589	1,968
Changes from contract transactions:
Total unit transactions	-	-	2,843	6,092
Net increase (decrease) in assets derived from
principal transactions	-	-	2,843	6,092
Total increase (decrease) in net assets	-	-	3,432	8,060
Net assets at December 31, 2010	-	-	6,858	20,723

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	580	1,363
Total realized gain (loss) on investments and
capital gains distributions	-	-	129	1,382
Net unrealized appreciation (depreciation)
of investments	1	-	(438)	(2,027)
Net increase (decrease) in net assets from operations	1	1	271	718
Changes from contract transactions:
Total unit transactions	14	28	2,971	2,166
Net increase (decrease) in assets derived from
principal transactions	14	28	2,971	2,166
Total increase (decrease) in net assets	15	29	3,242	2,884
Net assets at December 31, 2011	$ 15	$ 29	$ 10,100	$ 23,607

The accompanying notes are an integral part of these financial statements.

152

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Pioneer
	ING Pioneer		Mid Cap Value	ING Pioneer
	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value
	Institutional	Fund Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2010	$ 15,047	$ 353	$ 83,867	$ 342

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	119	2	210	1
Total realized gain (loss) on investments and
capital gains distributions	(533)	(8)	(2,637)	(16)
Net unrealized appreciation (depreciation)
of investments	2,908	66	16,329	75
Net increase (decrease) in net assets from operations	2,494	60	13,902	60
Changes from contract transactions:
Total unit transactions	3,061	60	(3,813)	(12)
Net increase (decrease) in assets derived from
principal transactions	3,061	60	(3,813)	(12)
Total increase (decrease) in net assets	5,555	120	10,089	48
Net assets at December 31, 2010	20,602	473	93,956	390

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	186	1	548	2
Total realized gain (loss) on investments and
capital gains distributions	(427)	50	(2,171)	4
Net unrealized appreciation (depreciation)
of investments	(844)	(90)	(3,502)	(34)
Net increase (decrease) in net assets from operations	(1,085)	(39)	(5,125)	(28)
Changes from contract transactions:
Total unit transactions	244	(163)	(7,881)	(3)
Net increase (decrease) in assets derived from
principal transactions	244	(163)	(7,881)	(3)
Total increase (decrease) in net assets	(841)	(202)	(13,006)	(31)
Net assets at December 31, 2011	$ 19,761	$ 271	$ 80,950	$ 359

The accompanying notes are an integral part of these financial statements.

153

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Capital	Price Equity	Price Equity
	Appreciation	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ -	$ 257,927	$ 1,389	$ 110,806

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	2,665	13	774
Total realized gain (loss) on investments and
capital gains distributions	-	(2,355)	(182)	(8,294)
Net unrealized appreciation (depreciation)
of investments	-	38,194	340	20,675
Net increase (decrease) in net assets from operations	-	38,504	171	13,155
Changes from contract transactions:
Total unit transactions	-	56,411	(206)	(17,747)
Net increase (decrease) in assets derived from
principal transactions	-	56,411	(206)	(17,747)
Total increase (decrease) in net assets	-	94,915	(35)	(4,592)
Net assets at December 31, 2010	-	352,842	1,354	106,214

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	4,088	21	1,247
Total realized gain (loss) on investments and
capital gains distributions	(2)	(1,771)	(43)	(2,334)
Net unrealized appreciation (depreciation)
of investments	(5)	4,615	(5)	(563)
Net increase (decrease) in net assets from operations	(5)	6,932	(27)	(1,650)
Changes from contract transactions:
Total unit transactions	151	36,323	120	(4,394)
Net increase (decrease) in assets derived from
principal transactions	151	36,323	120	(4,394)
Total increase (decrease) in net assets	146	43,255	93	(6,044)
Net assets at December 31, 2011	$ 146	$ 396,097	$ 1,447	$ 100,170

The accompanying notes are an integral part of these financial statements.

154

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Templeton
	Price	Price	Global Growth	ING Templeton
	International	International	Portfolio -	Global Growth
	Stock Portfolio -	Stock Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Class	Service Class
Net assets at January 1, 2010	$ 175	$ 8,576	$ 738	$ 3,525

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	39	6	17
Total realized gain (loss) on investments and
capital gains distributions	2	(1,557)	(66)	(356)
Net unrealized appreciation (depreciation)
of investments	9	2,407	107	564
Net increase (decrease) in net assets from operations	12	889	47	225
Changes from contract transactions:
Total unit transactions	(106)	(1,363)	(50)	(57)
Net increase (decrease) in assets derived from
principal transactions	(106)	(1,363)	(50)	(57)
Total increase (decrease) in net assets	(94)	(474)	(3)	168
Net assets at December 31, 2010	81	8,102	735	3,693

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	197	7	26
Total realized gain (loss) on investments and
capital gains distributions	-	(539)	(39)	(194)
Net unrealized appreciation (depreciation)
of investments	(16)	(697)	(15)	(177)
Net increase (decrease) in net assets from operations	(13)	(1,039)	(47)	(345)
Changes from contract transactions:
Total unit transactions	15	(191)	21	477
Net increase (decrease) in assets derived from
principal transactions	15	(191)	21	477
Total increase (decrease) in net assets	2	(1,230)	(26)	132
Net assets at December 31, 2011	$ 83	$ 6,872	$ 709	$ 3,825

The accompanying notes are an integral part of these financial statements.

155

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING
	ING U.S. Stock	ING Money		International
	Index Portfolio -	Market	ING Global	Capital
	Institutional	Portfolio -	Real Estate	Appreciation
	Class	Class I	Fund - Class A	Fund - Class I
Net assets at January 1, 2010	$ 3,952	$ 403,501	$ 24	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	83	(2,966)	1	-
Total realized gain (loss) on investments and
capital gains distributions	(35)	840	-	-
Net unrealized appreciation (depreciation)
of investments	723	-	5	1
Net increase (decrease) in net assets from operations	771	(2,126)	6	1
Changes from contract transactions:
Total unit transactions	1,298	(58,815)	18	7
Net increase (decrease) in assets derived from
principal transactions	1,298	(58,815)	18	7
Total increase (decrease) in net assets	2,069	(60,941)	24	8
Net assets at December 31, 2010	6,021	342,560	48	11

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	128	(2,702)	2	-
Total realized gain (loss) on investments and
capital gains distributions	262	57	-	2
Net unrealized appreciation (depreciation)
of investments	(303)	-	(6)	(2)
Net increase (decrease) in net assets from operations	87	(2,645)	(4)	-
Changes from contract transactions:
Total unit transactions	762	1,989	19	(9)
Net increase (decrease) in assets derived from
principal transactions	762	1,989	19	(9)
Total increase (decrease) in net assets	849	(656)	15	(9)
Net assets at December 31, 2011	$ 6,870	$ 341,904	$ 63	$ 2

The accompanying notes are an integral part of these financial statements.

156

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING	ING American	ING American	ING American
	International	Century Small-	Century Small-	Century Small-
	SmallCap	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Multi-Manager	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 1,642	$ 52	$ -	$ 35,995

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	1	-	117
Total realized gain (loss) on investments and
capital gains distributions	(353)	(1)	-	(1,193)
Net unrealized appreciation (depreciation)
of investments	709	13	-	8,757
Net increase (decrease) in net assets from operations	359	13	-	7,681
Changes from contract transactions:
Total unit transactions	(235)	11	-	2,294
Net increase (decrease) in assets derived from
principal transactions	(235)	11	-	2,294
Total increase (decrease) in net assets	124	24	-	9,975
Net assets at December 31, 2010	1,766	76	-	45,970

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	17	1	-	147
Total realized gain (loss) on investments and
capital gains distributions	(116)	1	-	(248)
Net unrealized appreciation (depreciation)
of investments	(150)	(7)	-	(1,622)
Net increase (decrease) in net assets from operations	(249)	(5)	-	(1,723)
Changes from contract transactions:
Total unit transactions	(383)	39	5	(241)
Net increase (decrease) in assets derived from
principal transactions	(383)	39	5	(241)
Total increase (decrease) in net assets	(632)	34	5	(1,964)
Net assets at December 31, 2011	$ 1,134	$ 110	$ 5	$ 44,006

The accompanying notes are an integral part of these financial statements.

157

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Baron	ING Baron	ING Columbia	ING Columbia
	Small Cap	Small Cap	Small Cap	Small Cap
	Growth	Growth	Value II	Value II
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ 947	$ 100,316	$ 21	$ 1,441

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(890)	-	7
Total realized gain (loss) on investments and
capital gains distributions	(5)	1,891	-	(51)
Net unrealized appreciation (depreciation)
of investments	258	23,742	5	459
Net increase (decrease) in net assets from operations	249	24,743	5	415
Changes from contract transactions:
Total unit transactions	51	(2,688)	-	511
Net increase (decrease) in assets derived from
principal transactions	51	(2,688)	-	511
Total increase (decrease) in net assets	300	22,055	5	926
Net assets at December 31, 2010	1,247	122,371	26	2,367

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(1,037)	-	(17)
Total realized gain (loss) on investments and
capital gains distributions	15	3,341	11	362
Net unrealized appreciation (depreciation)
of investments	5	(906)	(32)	(528)
Net increase (decrease) in net assets from operations	16	1,398	(21)	(183)
Changes from contract transactions:
Total unit transactions	(30)	(2,162)	229	909
Net increase (decrease) in assets derived from
principal transactions	(30)	(2,162)	229	909
Total increase (decrease) in net assets	(14)	(764)	208	726
Net assets at December 31, 2011	$ 1,233	$ 121,607	$ 234	$ 3,093

The accompanying notes are an integral part of these financial statements.

158

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Davis New	ING Fidelity®
	York Venture	VIP Mid Cap	ING Global	ING Global
	Portfolio -	Portfolio -	Bond Portfolio -	Bond Portfolio -
	Service Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2010	$ 12,781	$ 9,850	$ 239	$ 132,935

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(68)	4	11	3,095
Total realized gain (loss) on investments and
capital gains distributions	(298)	(476)	16	2,370
Net unrealized appreciation (depreciation)
of investments	1,759	3,355	21	14,145
Net increase (decrease) in net assets from operations	1,393	2,883	48	19,610
Changes from contract transactions:
Total unit transactions	266	1,366	184	2,143
Net increase (decrease) in assets derived from			-
principal transactions	266	1,366	184	2,143
Total increase (decrease) in net assets	1,659	4,249	232	21,753
Net assets at December 31, 2010	14,440	14,099	471	154,688

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	(44)	31	10,292
Total realized gain (loss) on investments and
capital gains distributions	(365)	(520)	14	3,762
Net unrealized appreciation (depreciation)
of investments	(397)	(891)	(33)	(9,911)
Net increase (decrease) in net assets from operations	(757)	(1,455)	12	4,143
Changes from contract transactions:
Total unit transactions	(1,768)	(4,674)	(70)	(3,294)
Net increase (decrease) in assets derived from
principal transactions	(1,768)	(4,674)	(70)	(3,294)
Total increase (decrease) in net assets	(2,525)	(6,129)	(58)	849
Net assets at December 31, 2011	$ 11,915	$ 7,970	$ 413	$ 155,537

The accompanying notes are an integral part of these financial statements.

	159

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Index	ING Index	ING Index
	ING Global	Solution 2015	Solution 2015	Solution 2015
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2010	$ 609	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	18	-	-	(2)
Total realized gain (loss) on investments and
capital gains distributions	6	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	78	-	3	31
Net increase (decrease) in net assets from operations	102	-	3	28
Changes from contract transactions:
Total unit transactions	366	-	52	659
Net increase (decrease) in assets derived from
principal transactions	366	-	52	659
Total increase (decrease) in net assets	468	-	55	687
Net assets at December 31, 2010	1,077	-	55	687

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	100	-	2	10
Total realized gain (loss) on investments and
capital gains distributions	119	-	5	28
Net unrealized appreciation (depreciation)
of investments	(194)	-	5	(42)
Net increase (decrease) in net assets from operations	25	-	12	(4)
Changes from contract transactions:
Total unit transactions	(211)	11	485	115
Net increase (decrease) in assets derived from
principal transactions	(211)	11	485	115
Total increase (decrease) in net assets	(186)	11	497	111
Net assets at December 31, 2011	$ 891	$ 11	$ 552	$ 798

The accompanying notes are an integral part of these financial statements.

160

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class
Net assets at January 1, 2010	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(5)	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	(11)	-
Net unrealized appreciation (depreciation)
of investments	-	1	110	-
Net increase (decrease) in net assets from operations	-	1	94	-
Changes from contract transactions:
Total unit transactions	-	27	1,425	-
Net increase (decrease) in assets derived from
principal transactions	-	27	1,425	-
Total increase (decrease) in net assets	-	28	1,519	-
Net assets at December 31, 2010	-	28	1,519	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	2	17	-
Total realized gain (loss) on investments and
capital gains distributions	-	(2)	90	-
Net unrealized appreciation (depreciation)
of investments	2	(5)	(170)	1
Net increase (decrease) in net assets from operations	2	(5)	(63)	1
Changes from contract transactions:
Total unit transactions	76	26	547	41
Net increase (decrease) in assets derived from
principal transactions	76	26	547	41
Total increase (decrease) in net assets	78	21	484	42
Net assets at December 31, 2011	$ 78	$ 49	$ 2,003	$ 42

The accompanying notes are an integral part of these financial statements.

161

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2035	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class
Net assets at January 1, 2010	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	(2)	-	-
Net unrealized appreciation (depreciation)
of investments	1	99	-	-
Net increase (decrease) in net assets from operations	1	92	-	-
Changes from contract transactions:
Total unit transactions	21	991	-	1
Net increase (decrease) in assets derived from
principal transactions	21	991	-	1
Total increase (decrease) in net assets	22	1,083	-	1
Net assets at December 31, 2010	22	1,083	-	1

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	9	-	-
Total realized gain (loss) on investments and
capital gains distributions	7	67	-	1
Net unrealized appreciation (depreciation)
of investments	(10)	(151)	-	(2)
Net increase (decrease) in net assets from operations	(2)	(75)	-	(1)
Changes from contract transactions:
Total unit transactions	60	549	17	19
Net increase (decrease) in assets derived from
principal transactions	60	549	17	19
Total increase (decrease) in net assets	58	474	17	18
Net assets at December 31, 2011	$ 80	$ 1,557	$ 17	$ 19

The accompanying notes are an integral part of these financial statements.

162

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2055	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2010	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation)
of investments	58	-	-	-
Net increase (decrease) in net assets from operations	57	-	-	-
Changes from contract transactions:
Total unit transactions	527	-	3	-
Net increase (decrease) in assets derived from
principal transactions	527	-	3	-
Total increase (decrease) in net assets	584	-	3	-
Net assets at December 31, 2010	584	-	3	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	31	-	-	-
Net unrealized appreciation (depreciation)
of investments	(84)	-	(2)	(4)
Net increase (decrease) in net assets from operations	(50)	-	(2)	(4)
Changes from contract transactions:
Total unit transactions	389	-	63	57
Net increase (decrease) in assets derived from
principal transactions	389	-	63	57
Total increase (decrease) in net assets	339	-	61	53
Net assets at December 31, 2011	$ 923	$ -	$ 64	$ 53

The accompanying notes are an integral part of these financial statements.

163

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Invesco	ING Invesco
	ING Index	ING Index	Van Kampen	Van Kampen
	Solution Income Solution Income		Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ -	$ -	$ 284	$ 51,283

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	181
Total realized gain (loss) on investments and
capital gains distributions	-	-	(14)	(2,635)
Net unrealized appreciation (depreciation)
of investments	-	5	50	9,044
Net increase (decrease) in net assets from operations	-	5	38	6,590
Changes from contract transactions:
Total unit transactions	-	155	(15)	(5,324)
Net increase (decrease) in assets derived from
principal transactions	-	155	(15)	(5,324)
Total increase (decrease) in net assets	-	160	23	1,266
Net assets at December 31, 2010	-	160	307	52,549

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	3	186
Total realized gain (loss) on investments and
capital gains distributions	(1)	5	(6)	(1,187)
Net unrealized appreciation (depreciation)
of investments	1	(6)	(6)	(596)
Net increase (decrease) in net assets from operations	-	2	(9)	(1,597)
Changes from contract transactions:
Total unit transactions	645	24	(1)	(4,283)
Net increase (decrease) in assets derived from
principal transactions	645	24	(1)	(4,283)
Total increase (decrease) in net assets	645	26	(10)	(5,880)
Net assets at December 31, 2011	$ 645	$ 186	$ 297	$ 46,669

The accompanying notes are an integral part of these financial statements.

164

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan
	Income	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ 492	$ 240,779	$ 149	$ 292

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	2,158	1	1
Total realized gain (loss) on investments and
capital gains distributions	(7)	(800)	(4)	(9)
Net unrealized appreciation (depreciation)
of investments	54	24,220	22	75
Net increase (decrease) in net assets from operations	52	25,578	19	67
Changes from contract transactions:
Total unit transactions	(21)	(16,616)	46	19
Net increase (decrease) in assets derived from
principal transactions	(21)	(16,616)	46	19
Total increase (decrease) in net assets	31	8,962	65	86
Net assets at December 31, 2010	523	249,741	214	378

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	10	3,047	3	1
Total realized gain (loss) on investments and
capital gains distributions	(4)	1,008	-	(3)
Net unrealized appreciation (depreciation)
of investments	(27)	(8,770)	(6)	10
Net increase (decrease) in net assets from operations	(21)	(4,715)	(3)	8
Changes from contract transactions:
Total unit transactions	147	(16,193)	18	(78)
Net increase (decrease) in assets derived from
principal transactions	147	(16,193)	18	(78)
Total increase (decrease) in net assets	126	(20,908)	15	(70)
Net assets at December 31, 2011	$ 649	$ 228,833	$ 229	$ 308

The accompanying notes are an integral part of these financial statements.

165

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Legg	ING Legg	ING Legg
		Mason	Mason	Mason
		ClearBridge	ClearBridge	ClearBridge
	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 26,549	$ 109	$ 102,928	$ 151

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(56)	-	(1,074)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(708)	10	(1,782)	(4)
Net unrealized appreciation (depreciation)
of investments	6,399	7	25,422	41
Net increase (decrease) in net assets from operations	5,635	17	22,566	36
Changes from contract transactions:
Total unit transactions	(1,232)	(35)	(6,335)	7
Net increase (decrease) in assets derived from
principal transactions	(1,232)	(35)	(6,335)	7
Total increase (decrease) in net assets	4,403	(18)	16,231	43
Net assets at December 31, 2010	30,952	91	119,159	194

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(46)	-	343	-
Total realized gain (loss) on investments and
capital gains distributions	(126)	35	28,377	36
Net unrealized appreciation (depreciation)
of investments	404	(33)	(26,928)	(33)
Net increase (decrease) in net assets from operations	232	2	1,792	3
Changes from contract transactions:
Total unit transactions	(501)	(93)	(120,951)	(197)
Net increase (decrease) in assets derived from
principal transactions	(501)	(93)	(120,951)	(197)
Total increase (decrease) in net assets	(269)	(91)	(119,159)	(194)
Net assets at December 31, 2011	$ 30,683	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

166

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING	ING	ING
	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO
	Global	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ 383	$ 549,793	$ 486	$ 1,215

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	3,605	3	49
Total realized gain (loss) on investments and
capital gains distributions	(13)	1,619	(24)	29
Net unrealized appreciation (depreciation)
of investments	69	72,360	102	15
Net increase (decrease) in net assets from operations	61	77,584	81	93
Changes from contract transactions:
Total unit transactions	39	(36,008)	80	683
Net increase (decrease) in assets derived from
principal transactions	39	(36,008)	80	683
Total increase (decrease) in net assets	100	41,576	161	776
Net assets at December 31, 2010	483	591,369	647	1,991

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	2,744	2	58
Total realized gain (loss) on investments and
capital gains distributions	(1)	6,978	(18)	122
Net unrealized appreciation (depreciation)
of investments	(55)	(59,637)	(50)	(125)
Net increase (decrease) in net assets from operations	(52)	(49,915)	(66)	55
Changes from contract transactions:
Total unit transactions	84	(43,005)	57	532
Net increase (decrease) in assets derived from
principal transactions	84	(43,005)	57	532
Total increase (decrease) in net assets	32	(92,920)	(9)	587
Net assets at December 31, 2011	$ 515	$ 498,449	$ 638	$ 2,578

The accompanying notes are an integral part of these financial statements.

167

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$ -	$ 175,181	13,508	$ 181

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,919	811	12
Total realized gain (loss) on investments and
capital gains distributions	-	2,286	674	(2)
Net unrealized appreciation (depreciation)
of investments	-	4,972	1,095	38
Net increase (decrease) in net assets from operations	-	12,177	2,580	48
Changes from contract transactions:
Total unit transactions	-	40,293	1,813	141
Net increase (decrease) in assets derived from
principal transactions	-	40,293	1,813	141
Total increase (decrease) in net assets	-	52,470	4,393	189
Net assets at December 31, 2010	-	227,651	17,901	370

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,628	961	17
Total realized gain (loss) on investments and
capital gains distributions	-	9,270	1,559	21
Net unrealized appreciation (depreciation)
of investments	1	(8,822)	(3,116)	(47)
Net increase (decrease) in net assets from operations	1	5,076	(596)	(9)
Changes from contract transactions:
Total unit transactions	77	201	1,886	32
Net increase (decrease) in assets derived from
principal transactions	77	201	1,886	32
Total increase (decrease) in net assets	78	5,277	1,290	23
Net assets at December 31, 2011	$ 78	$ 232,928	$ 19,191	$ 393

The accompanying notes are an integral part of these financial statements.

168

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class
Net assets at January 1, 2010	$ 14,444	$ 44,359	$ -	$ 18,118

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(19)	785	287	(28)
Total realized gain (loss) on investments and
capital gains distributions	(345)	(546)	(124)	(889)
Net unrealized appreciation (depreciation)
of investments	1,144	5,093	461	2,000
Net increase (decrease) in net assets from operations	780	5,332	624	1,083
Changes from contract transactions:
Total unit transactions	(14,712)	9,063	14,114	(18,850)
Net increase (decrease) in assets derived from
principal transactions	(14,712)	9,063	14,114	(18,850)
Total increase (decrease) in net assets	(13,932)	14,395	14,738	(17,767)
Net assets at December 31, 2010	512	58,754	14,738	351

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	17	1,410	396	6
Total realized gain (loss) on investments and
capital gains distributions	1	(826)	39	3
Net unrealized appreciation (depreciation)
of investments	(18)	(1,509)	(645)	(22)
Net increase (decrease) in net assets from operations	-	(925)	(210)	(13)
Changes from contract transactions:
Total unit transactions	293	2,499	(616)	49
Net increase (decrease) in assets derived from
principal transactions	293	2,499	(616)	49
Total increase (decrease) in net assets	293	1,574	(826)	36
Net assets at December 31, 2011	$ 805	$ 60,328	$ 13,912	$ 387

The accompanying notes are an integral part of these financial statements.

169

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ 64,506	$ -	$ 16,062	$ 52,312

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	597	257	(26)	256
Total realized gain (loss) on investments and
capital gains distributions	(597)	(146)	(684)	(581)
Net unrealized appreciation (depreciation)
of investments	9,508	1,103	1,721	8,454
Net increase (decrease) in net assets from operations	9,508	1,214	1,011	8,129
Changes from contract transactions:
Total unit transactions	12,525	18,994	(16,694)	9,561
Net increase (decrease) in assets derived from
principal transactions	12,525	18,994	(16,694)	9,561
Total increase (decrease) in net assets	22,033	20,208	(15,683)	17,690
Net assets at December 31, 2010	86,539	20,208	379	70,002

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,193	334	3	583
Total realized gain (loss) on investments and
capital gains distributions	(733)	31	17	(623)
Net unrealized appreciation (depreciation)
of investments	(4,269)	(1,199)	(32)	(4,132)
Net increase (decrease) in net assets from operations	(3,809)	(834)	(12)	(4,172)
Changes from contract transactions:
Total unit transactions	9,476	301	(29)	10,637
Net increase (decrease) in assets derived from
principal transactions	9,476	301	(29)	10,637
Total increase (decrease) in net assets	5,667	(533)	(41)	6,465
Net assets at December 31, 2011	$ 92,206	$ 19,675	$ 338	$ 76,467

The accompanying notes are an integral part of these financial statements.

170

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2010	$ -	$ 11,165	$ 36,075	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	167	(16)	44	95
Total realized gain (loss) on investments and
capital gains distributions	(153)	(642)	(480)	(41)
Net unrealized appreciation (depreciation)
of investments	1,097	1,370	6,501	992
Net increase (decrease) in net assets from operations	1,111	712	6,065	1,046
Changes from contract transactions:
Total unit transactions	16,043	(11,797)	7,818	12,844
Net increase (decrease) in assets derived from
principal transactions	16,043	(11,797)	7,818	12,844
Total increase (decrease) in net assets	17,154	(11,085)	13,883	13,890
Net assets at December 31, 2010	17,154	80	49,958	13,890

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	186	1	203	107
Total realized gain (loss) on investments and
capital gains distributions	60	(1)	(452)	71
Net unrealized appreciation (depreciation)
of investments	(1,232)	(12)	(3,077)	(1,028)
Net increase (decrease) in net assets from operations	(986)	(12)	(3,326)	(850)
Changes from contract transactions:
Total unit transactions	296	47	8,740	343
Net increase (decrease) in assets derived from
principal transactions	296	47	8,740	343
Total increase (decrease) in net assets	(690)	35	5,414	(507)
Net assets at December 31, 2011	$ 16,464	$ 115	$ 55,372	$ 13,383

The accompanying notes are an integral part of these financial statements.

171

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ -	$ -	$ 737	$ 8,576

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	3	15
Total realized gain (loss) on investments and
capital gains distributions	1	-	23	(259)
Net unrealized appreciation (depreciation)
of investments	13	18	94	622
Net increase (decrease) in net assets from operations	14	18	120	378
Changes from contract transactions:
Total unit transactions	208	156	389	(7,956)
Net increase (decrease) in assets derived from
principal transactions	208	156	389	(7,956)
Total increase (decrease) in net assets	222	174	509	(7,578)
Net assets at December 31, 2010	222	174	1,246	998

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	-	(10)	11
Total realized gain (loss) on investments and
capital gains distributions	(36)	8	84	81
Net unrealized appreciation (depreciation)
of investments	(22)	(25)	(145)	(75)
Net increase (decrease) in net assets from operations	(62)	(17)	(71)	17
Changes from contract transactions:
Total unit transactions	1,254	102	600	(712)
Net increase (decrease) in assets derived from
principal transactions	1,254	102	600	(712)
Total increase (decrease) in net assets	1,192	85	529	(695)
Net assets at December 31, 2011	$ 1,414	$ 259	$ 1,775	$ 303

The accompanying notes are an integral part of these financial statements.

172

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING T. Rowe
				Price
	ING Solution	ING Solution	ING Solution	Diversified Mid
	Income	Income	Moderate	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class
Net assets at January 1, 2010	$ 9,378	$ -	$ 1,529	$ 313

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	285	167	14	(1)
Total realized gain (loss) on investments and
capital gains distributions	(191)	(69)	39	(12)
Net unrealized appreciation (depreciation)
of investments	827	82	158	107
Net increase (decrease) in net assets from operations	921	180	211	94
Changes from contract transactions:
Total unit transactions	2,213	4,869	747	44
Net increase (decrease) in assets derived from
principal transactions	2,213	4,869	747	44
Total increase (decrease) in net assets	3,134	5,049	958	138
Net assets at December 31, 2010	12,512	5,049	2,487	451

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	420	106	(10)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(165)	52	116	-
Net unrealized appreciation (depreciation)
of investments	(279)	(146)	(162)	(19)
Net increase (decrease) in net assets from operations	(24)	12	(56)	(20)
Changes from contract transactions:
Total unit transactions	1,269	(2,415)	587	(22)
Net increase (decrease) in assets derived from
principal transactions	1,269	(2,415)	587	(22)
Total increase (decrease) in net assets	1,245	(2,403)	531	(42)
Net assets at December 31, 2011	$ 13,757	$ 2,646	$ 3,018	$ 409

The accompanying notes are an integral part of these financial statements.

173

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth
	Cap Growth	Cap Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2010	$ 281,756	$ 368	$ 1,070	$ 200,867

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,072)	(2)	(4)	(1,897)
Total realized gain (loss) on investments and
capital gains distributions	(904)	(22)	(95)	748
Net unrealized appreciation (depreciation)
of investments	77,031	130	257	31,321
Net increase (decrease) in net assets from operations	74,055	106	158	30,172
Changes from contract transactions:
Total unit transactions	(10,504)	88	(33)	(7,611)
Net increase (decrease) in assets derived from
principal transactions	(10,504)	88	(33)	(7,611)
Total increase (decrease) in net assets	63,551	194	125	22,561
Net assets at December 31, 2010	345,307	562	1,195	223,428

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,236)	(2)	(4)	(2,116)
Total realized gain (loss) on investments and
capital gains distributions	4,800	3	-	4,225
Net unrealized appreciation (depreciation)
of investments	(17,830)	(30)	(22)	(6,377)
Net increase (decrease) in net assets from operations	(15,266)	(29)	(26)	(4,268)
Changes from contract transactions:
Total unit transactions	(20,513)	47	(30)	(10,444)
Net increase (decrease) in assets derived from
principal transactions	(20,513)	47	(30)	(10,444)
Total increase (decrease) in net assets	(35,779)	18	(56)	(14,712)
Net assets at December 31, 2011	$ 309,528	$ 580	$ 1,139	$ 208,716

The accompanying notes are an integral part of these financial statements.

174

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe
	Price Growth	ING Templeton	ING Templeton	ING Templeton
	Equity	Foreign Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2010	$ 1,598	$ 215	$ 94,024	$ 57

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	4	1,199	2
Total realized gain (loss) on investments and
capital gains distributions	(18)	(7)	(2,683)	(1)
Net unrealized appreciation (depreciation)
of investments	303	28	8,392	7
Net increase (decrease) in net assets from operations	275	25	6,908	8
Changes from contract transactions:
Total unit transactions	149	84	(4,550)	23
Net increase (decrease) in assets derived from
principal transactions	149	84	(4,550)	23
Total increase (decrease) in net assets	424	109	2,358	31
Net assets at December 31, 2010	2,022	324	96,382	88

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	6	811	1
Total realized gain (loss) on investments and
capital gains distributions	(37)	(16)	(2,401)	4
Net unrealized appreciation (depreciation)
of investments	19	(66)	(10,198)	(16)
Net increase (decrease) in net assets from operations	(31)	(76)	(11,788)	(11)
Changes from contract transactions:
Total unit transactions	62	209	(6,603)	9
Net increase (decrease) in assets derived from
principal transactions	62	209	(6,603)	9
Total increase (decrease) in net assets	31	133	(18,391)	(2)
Net assets at December 31, 2011	$ 2,053	$ 457	$ 77,991	$ 86

The accompanying notes are an integral part of these financial statements.

175

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.
	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Adviser Class	Initial Class
Net assets at January 1, 2010	$ 429	$ 89,807	$ 77	$ 76,337

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	448	-	(77)
Total realized gain (loss) on investments and
capital gains distributions	(37)	(358)	(3)	(535)
Net unrealized appreciation (depreciation)
of investments	66	8,535	12	9,219
Net increase (decrease) in net assets from operations	33	8,625	9	8,607
Changes from contract transactions:
Total unit transactions	(79)	(5,015)	(11)	(6,889)
Net increase (decrease) in assets derived from
principal transactions	(79)	(5,015)	(11)	(6,889)
Total increase (decrease) in net assets	(46)	3,610	(2)	1,718
Net assets at December 31, 2010	383	93,417	75	78,055

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(248)	1	43
Total realized gain (loss) on investments and
capital gains distributions	(4)	402	(1)	551
Net unrealized appreciation (depreciation)
of investments	(106)	(13,250)	(3)	(3,017)
Net increase (decrease) in net assets from operations	(109)	(13,096)	(3)	(2,423)
Changes from contract transactions:
Total unit transactions	340	(4,586)	10	(8,744)
Net increase (decrease) in assets derived from
principal transactions	340	(4,586)	10	(8,744)
Total increase (decrease) in net assets	231	(17,682)	7	(11,167)
Net assets at December 31, 2011	$ 614	$ 75,735	$ 82	$ 66,888

The accompanying notes are an integral part of these financial statements.

176

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING UBS U.S.		ING Strategic	ING Strategic
	Large Cap		Allocation	Allocation
	Equity	ING Core	Conservative	Growth
	Portfolio -	Equity Research	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I
Net assets at January 1, 2010	10	$ 129	$ 29,313	$ 60,353

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	1,029	1,642
Total realized gain (loss) on investments and
capital gains distributions	-	25	(2,143)	(1,495)
Net unrealized appreciation (depreciation)
of investments	2	(6)	3,956	6,843
Net increase (decrease) in net assets from operations	2	19	2,842	6,990
Changes from contract transactions:
Total unit transactions	4	52	(1,553)	(1,810)
Net increase (decrease) in assets derived from
principal transactions	4	52	(1,553)	(1,810)
Total increase (decrease) in net assets	6	71	1,289	5,180
Net assets at December 31, 2010	16	200	30,602	65,533

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	968	1,063
Total realized gain (loss) on investments and
capital gains distributions	-	7	(1,365)	(1,850)
Net unrealized appreciation (depreciation)
of investments	(1)	(9)	618	(1,687)
Net increase (decrease) in net assets from operations	(1)	(1)	221	(2,474)
Changes from contract transactions:
Total unit transactions	3	(10)	813	(1,634)
Net increase (decrease) in assets derived from
principal transactions	3	(10)	813	(1,634)
Total increase (decrease) in net assets	2	(11)	1,034	(4,108)
Net assets at December 31, 2011	$ 18	$ 189	$ 31,636	$ 61,425

The accompanying notes are an integral part of these financial statements.

177

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING Strategic
	Allocation	ING Growth	ING Growth	ING Growth
	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class A	Class I	Class S
Net assets at January 1, 2010	$ 56,060	$ 403	$ 1,084,132	$ 884

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,763	3	212	6
Total realized gain (loss) on investments and
capital gains distributions	(2,392)	(4)	(61,352)	(9)
Net unrealized appreciation (depreciation)
of investments	6,668	73	201,009	163
Net increase (decrease) in net assets from operations	6,039	72	139,869	160
Changes from contract transactions:
Total unit transactions	(598)	131	(46,384)	423
Net increase (decrease) in assets derived from
principal transactions	(598)	131	(46,384)	423
Total increase (decrease) in net assets	5,441	203	93,485	583
Net assets at December 31, 2010	61,501	606	1,177,617	1,467

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,501	5	1,635	76
Total realized gain (loss) on investments and
capital gains distributions	(3,502)	-	(46,715)	112
Net unrealized appreciation (depreciation)
of investments	1,032	(18)	31,073	(147)
Net increase (decrease) in net assets from operations	(969)	(13)	(14,007)	41
Changes from contract transactions:
Total unit transactions	(2,651)	263	(119,461)	5,746
Net increase (decrease) in assets derived from
principal transactions	(2,651)	263	(119,461)	5,746
Total increase (decrease) in net assets	(3,620)	250	(133,468)	5,787
Net assets at December 31, 2011	$ 57,881	$ 856	$ 1,044,149	$ 7,254

The accompanying notes are an integral part of these financial statements.

178

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8
Net assets at January 1, 2010	$ 420	$ 1,981	$ 1,715	$ 350

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	7	10	2
Total realized gain (loss) on investments and
capital gains distributions	(73)	(41)	(87)	(2)
Net unrealized appreciation (depreciation)
of investments	71	39	94	3
Net increase (decrease) in net assets from operations	(1)	5	17	3
Changes from contract transactions:
Total unit transactions	(233)	(139)	(312)	(3)
Net increase (decrease) in assets derived from
principal transactions	(233)	(139)	(312)	(3)
Total increase (decrease) in net assets	(234)	(134)	(295)	-
Net assets at December 31, 2010	186	1,847	1,420	350

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	34	9	-
Total realized gain (loss) on investments and
capital gains distributions	(33)	(410)	(125)	(5)
Net unrealized appreciation (depreciation)
of investments	27	341	98	(2)
Net increase (decrease) in net assets from operations	(3)	(35)	(18)	(7)
Changes from contract transactions:
Total unit transactions	(183)	(1,812)	(436)	(14)
Net increase (decrease) in assets derived from
principal transactions	(183)	(1,812)	(436)	(14)
Total increase (decrease) in net assets	(186)	(1,847)	(454)	(21)
Net assets at December 31, 2011	$ -	$ -	$ 966	$ 329

The accompanying notes are an integral part of these financial statements.

179

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING BlackRock
				Science and
				Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Adviser Class
Net assets at January 1, 2010	$ 141	$ 68	$ 31	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	1	-	-
Total realized gain (loss) on investments and
capital gains distributions	(2)	(2)	-	-
Net unrealized appreciation (depreciation)
of investments	4	3	1	-
Net increase (decrease) in net assets from operations	3	2	1	-
Changes from contract transactions:
Total unit transactions	(5)	(7)	(1)	-
Net increase (decrease) in assets derived from
principal transactions	(5)	(7)	(1)	-
Total increase (decrease) in net assets	(2)	(5)	-	-
Net assets at December 31, 2010	139	63	31	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(11)	(4)	-	-
Net unrealized appreciation (depreciation)
of investments	8	3	-	-
Net increase (decrease) in net assets from operations	(2)	(1)	-	-
Changes from contract transactions:
Total unit transactions	(38)	(15)	-	2
Net increase (decrease) in assets derived from
principal transactions	(38)	(15)	-	2
Total increase (decrease) in net assets	(40)	(16)	-	2
Net assets at December 31, 2011	$ 99	$ 47	$ 31	$ 2

The accompanying notes are an integral part of these financial statements.

	180

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING BlackRock
	Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2010	$ 42,053	$ 283,441	$ 375	$ 274,072

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(410)	2,774	6	490
Total realized gain (loss) on investments and
capital gains distributions	1,487	(2,863)	(31)	(4,782)
Net unrealized appreciation (depreciation)
of investments	6,205	33,830	70	57,843
Net increase (decrease) in net assets from operations	7,282	33,741	45	53,551
Changes from contract transactions:
Total unit transactions	1,095	(25,051)	(72)	(19,970)
Net increase (decrease) in assets derived from
principal transactions	1,095	(25,051)	(72)	(19,970)
Total increase (decrease) in net assets	8,377	8,690	(27)	33,581
Net assets at December 31, 2010	50,430	292,131	348	307,653

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(486)	2,471	5	(255)
Total realized gain (loss) on investments and
capital gains distributions	2,205	3,168	(3)	(1,440)
Net unrealized appreciation (depreciation)
of investments	(8,038)	(8,323)	(3)	(4,101)
Net increase (decrease) in net assets from operations	(6,319)	(2,684)	(1)	(5,796)
Changes from contract transactions:
Total unit transactions	1,647	(26,596)	36	(21,402)
Net increase (decrease) in assets derived from
principal transactions	1,647	(26,596)	36	(21,402)
Total increase (decrease) in net assets	(4,672)	(29,280)	35	(27,198)
Net assets at December 31, 2011	$ 45,758	$ 262,851	$ 383	$ 280,455

The accompanying notes are an integral part of these financial statements.

181

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	MidCap	SmallCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2010	$ 472	$ 103,515	$ 122	$ 19,407

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(228)	1	496
Total realized gain (loss) on investments and
capital gains distributions	(47)	(1,821)	(2)	52
Net unrealized appreciation (depreciation)
of investments	137	23,970	29	635
Net increase (decrease) in net assets from operations	93	21,921	28	1,183
Changes from contract transactions:
Total unit transactions	25	(2,526)	4	(439)
Net increase (decrease) in assets derived from
principal transactions	25	(2,526)	4	(439)
Total increase (decrease) in net assets	118	19,395	32	744
Net assets at December 31, 2010	590	122,910	154	20,151

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(81)	-	315
Total realized gain (loss) on investments and
capital gains distributions	73	(2,304)	13	275
Net unrealized appreciation (depreciation)
of investments	(73)	509	(14)	(3,239)
Net increase (decrease) in net assets from operations	1	(1,876)	(1)	(2,649)
Changes from contract transactions:
Total unit transactions	(202)	(10,497)	28	51
Net increase (decrease) in assets derived from
principal transactions	(202)	(10,497)	28	51
Total increase (decrease) in net assets	(201)	(12,373)	27	(2,598)
Net assets at December 31, 2011	$ 389	$ 110,537	$ 181	$ 17,553

The accompanying notes are an integral part of these financial statements.

	182

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Russell™	ING Russell™
	ING	Large Cap	Large Cap	ING Russell™
	International	Growth Index	Growth Index	Large Cap
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2010	$ 19	$ 2,772	$ 353	$ 9,692

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(10)	-	252
Total realized gain (loss) on investments and
capital gains distributions	-	199	7	536
Net unrealized appreciation (depreciation)
of investments	(1)	163	48	385
Net increase (decrease) in net assets from operations	-	352	55	1,173
Changes from contract transactions:
Total unit transactions	(6)	717	100	852
Net increase (decrease) in assets derived from
principal transactions	(6)	717	100	852
Total increase (decrease) in net assets	(6)	1,069	155	2,025
Net assets at December 31, 2010	13	3,841	508	11,717

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	12	3	78
Total realized gain (loss) on investments and
capital gains distributions	-	358	75	400
Net unrealized appreciation (depreciation)
of investments	(2)	(231)	(64)	(256)
Net increase (decrease) in net assets from operations	(2)	139	14	222
Changes from contract transactions:
Total unit transactions	(4)	1,328	59	1,984
Net increase (decrease) in assets derived from
principal transactions	(4)	1,328	59	1,984
Total increase (decrease) in net assets	(6)	1,467	73	2,206
Net assets at December 31, 2011	$ 7	$ 5,308	$ 581	$ 13,923

The accompanying notes are an integral part of these financial statements.

	183

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class S
Net assets at January 1, 2010	$ -	$ 79	$ 1,952	$ 3,049

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	11	(22)
Total realized gain (loss) on investments and
capital gains distributions	-	13	310	120
Net unrealized appreciation (depreciation)
of investments	1	-	(124)	721
Net increase (decrease) in net assets from operations	1	13	197	819
Changes from contract transactions:
Total unit transactions	9	53	197	784
Net increase (decrease) in assets derived from
principal transactions	9	53	197	784
Total increase (decrease) in net assets	10	66	394	1,603
Net assets at December 31, 2010	10	145	2,346	4,652

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	13	(28)
Total realized gain (loss) on investments and
capital gains distributions	-	3	65	415
Net unrealized appreciation (depreciation)
of investments	-	(5)	(85)	(583)
Net increase (decrease) in net assets from operations	-	(2)	(7)	(196)
Changes from contract transactions:
Total unit transactions	(1)	41	456	751
Net increase (decrease) in assets derived from
principal transactions	(1)	41	456	751
Total increase (decrease) in net assets	(1)	39	449	555
Net assets at December 31, 2011	$ 9	$ 184	$ 2,795	$ 5,207

The accompanying notes are an integral part of these financial statements.

184

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Small	ING Small
	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2010	$ 3,562	$ 1,962	$ 107,672	$ 118

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(20)	(16)	(469)	-
Total realized gain (loss) on investments and
capital gains distributions	216	122	(1,173)	-
Net unrealized appreciation (depreciation)
of investments	889	673	26,207	29
Net increase (decrease) in net assets from operations	1,085	779	24,565	29
Changes from contract transactions:
Total unit transactions	1,856	2,521	(2,577)	2
Net increase (decrease) in assets derived from
principal transactions	1,856	2,521	(2,577)	2
Total increase (decrease) in net assets	2,941	3,300	21,988	31
Net assets at December 31, 2010	6,503	5,262	129,660	149

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	(7)	(689)	(1)
Total realized gain (loss) on investments and
capital gains distributions	711	592	(232)	1
Net unrealized appreciation (depreciation)
of investments	(964)	(917)	(3,396)	(10)
Net increase (decrease) in net assets from operations	(237)	(332)	(4,317)	(10)
Changes from contract transactions:
Total unit transactions	1,518	1,798	(8,433)	45
Net increase (decrease) in assets derived from
principal transactions	1,518	1,798	(8,433)	45
Total increase (decrease) in net assets	1,281	1,466	(12,750)	35
Net assets at December 31, 2011	$ 7,784	$ 6,728	$ 116,910	$ 184

The accompanying notes are an integral part of these financial statements.

185

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING	ING
		International	International	ING MidCap
	ING U.S. Bond	Value	Value	Opportunities
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2010	$ 3,932	$ 105,099	$ 283	$ 12,935

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	78	1,145	4	(25)
Total realized gain (loss) on investments and
capital gains distributions	137	(21,063)	(34)	295
Net unrealized appreciation (depreciation)
of investments	(18)	20,244	34	4,338
Net increase (decrease) in net assets from operations	197	326	4	4,608
Changes from contract transactions:
Total unit transactions	1,234	(21,047)	(24)	6,068
Net increase (decrease) in assets derived from
principal transactions	1,234	(21,047)	(24)	6,068
Total increase (decrease) in net assets	1,431	(20,721)	(20)	10,676
Net assets at December 31, 2010	5,363	84,378	263	23,611

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	88	1,313	5	(279)
Total realized gain (loss) on investments and
capital gains distributions	159	(12,879)	(30)	483
Net unrealized appreciation (depreciation)
of investments	88	(145)	(13)	(1,052)
Net increase (decrease) in net assets from operations	335	(11,711)	(38)	(848)
Changes from contract transactions:
Total unit transactions	3,758	(10,650)	(15)	9,840
Net increase (decrease) in assets derived from
principal transactions	3,758	(10,650)	(15)	9,840
Total increase (decrease) in net assets	4,093	(22,361)	(53)	8,992
Net assets at December 31, 2011	$ 9,456	$ 62,017	$ 210	$ 32,603

The accompanying notes are an integral part of these financial statements.

186

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING MidCap	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Opportunities	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Equity Fund -
	Class S	Class I	Class S	Class A
Net assets at January 1, 2010	$ 276	$ 11,898	$ 60	$ 2,312

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	(119)	(1)	(33)
Total realized gain (loss) on investments and
capital gains distributions	20	(211)	(1)	232
Net unrealized appreciation (depreciation)
of investments	470	4,549	44	301
Net increase (decrease) in net assets from operations	492	4,219	42	500
Changes from contract transactions:
Total unit transactions	1,746	4,584	111	2,303
Net increase (decrease) in assets derived from
principal transactions	1,746	4,584	111	2,303
Total increase (decrease) in net assets	2,238	8,803	153	2,803
Net assets at December 31, 2010	2,514	20,701	213	5,115

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	(179)	-	(46)
Total realized gain (loss) on investments and
capital gains distributions	199	36	39	342
Net unrealized appreciation (depreciation)
of investments	(200)	104	(35)	(685)
Net increase (decrease) in net assets from operations	(14)	(39)	4	(389)
Changes from contract transactions:
Total unit transactions	(444)	1,336	(131)	165
Net increase (decrease) in assets derived from
principal transactions	(444)	1,336	(131)	165
Total increase (decrease) in net assets	(458)	1,297	(127)	(224)
Net assets at December 31, 2011	$ 2,056	$ 21,998	$ 86	$ 4,891

The accompanying notes are an integral part of these financial statements.

187

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Invesco Global	Invesco U.S.
	Invesco Small	Invesco	Health Care	Small Cap
	Cap Growth	Endeavor	Fund - Investor	Value Fund -
	Fund - Class A	Fund - Class A	Class	Class Y
Net assets at January 1, 2010	$ 31	$ -	$ 164	$ 1,746

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	15
Total realized gain (loss) on investments and
capital gains distributions	(2)	-	(3)	252
Net unrealized appreciation (depreciation)
of investments	10	-	11	693
Net increase (decrease) in net assets from operations	8	-	6	960
Changes from contract transactions:
Total unit transactions	3	-	13	3,129
Net increase (decrease) in assets derived from
principal transactions	3	-	13	3,129
Total increase (decrease) in net assets	11	-	19	4,089
Net assets at December 31, 2010	42	-	183	5,835

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(1)	-	22	1,586
Net unrealized appreciation (depreciation)
of investments	(1)	-	(20)	(1,042)
Net increase (decrease) in net assets from operations	(2)	-	1	544
Changes from contract transactions:
Total unit transactions	(8)	-	(8)	(6,379)
Net increase (decrease) in assets derived from
principal transactions	(8)	-	(8)	(6,379)
Total increase (decrease) in net assets	(10)	-	(7)	(5,835)
Net assets at December 31, 2011	$ 32	$ -	$ 176	$ -

The accompanying notes are an integral part of these financial statements.

188

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Invesco V.I.
	Invesco Van	Invesco Van	Capital	Invesco V.I.
	Kampen Small	Kampen Small	Appreciation	Core Equity
	Cap Value	Cap Value	Fund - Series I	Fund - Series I
	Fund - Class A	Fund - Class Y	Shares	Shares
Net assets at January 1, 2010	$ 72	$ -	$ 20,643	$ 38,603

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(55)	(17)
Total realized gain (loss) on investments and
capital gains distributions	10	-	(232)	1,228
Net unrealized appreciation (depreciation)
of investments	8	-	3,102	1,794
Net increase (decrease) in net assets from operations	17	-	2,815	3,005
Changes from contract transactions:
Total unit transactions	31	-	(1,096)	(3,200)
Net increase (decrease) in assets derived from
principal transactions	31	-	(1,096)	(3,200)
Total increase (decrease) in net assets	48	-	1,719	(195)
Net assets at December 31, 2010	120	-	22,362	38,408

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(186)	(21)
Total realized gain (loss) on investments and
capital gains distributions	17	348	(352)	961
Net unrealized appreciation (depreciation)
of investments	(25)	(1,714)	(1,345)	(1,201)
Net increase (decrease) in net assets from operations	(9)	(1,366)	(1,883)	(261)
Changes from contract transactions:
Total unit transactions	(29)	10,193	(1,478)	(3,357)
Net increase (decrease) in assets derived from
principal transactions	(29)	10,193	(1,478)	(3,357)
Total increase (decrease) in net assets	(38)	8,827	(3,361)	(3,618)
Net assets at December 31, 2011	$ 82	$ 8,827	$ 19,001	$ 34,790

The accompanying notes are an integral part of these financial statements.

189

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Janus Aspen	Janus Aspen
	Series Balanced	Enterprise	Series Flexible	Series Janus
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2010	$ 261	$ 327	$ 62	$ 84

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(4)	1	-
Total realized gain (loss) on investments and
capital gains distributions	1	(2)	3	(1)
Net unrealized appreciation (depreciation)
of investments	13	78	-	11
Net increase (decrease) in net assets from operations	18	72	4	10
Changes from contract transactions:
Total unit transactions	(37)	(36)	-	(12)
Net increase (decrease) in assets derived from
principal transactions	(37)	(36)	-	(12)
Total increase (decrease) in net assets	(19)	36	4	(2)
Net assets at December 31, 2010	242	363	66	82

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(4)	4	(1)
Total realized gain (loss) on investments and
capital gains distributions	2	8	2	(1)
Net unrealized appreciation (depreciation)
of investments	(5)	(11)	(3)	(3)
Net increase (decrease) in net assets from operations	-	(7)	3	(5)
Changes from contract transactions:
Total unit transactions	(91)	(34)	(4)	(20)
Net increase (decrease) in assets derived from
principal transactions	(91)	(34)	(4)	(20)
Total increase (decrease) in net assets	(91)	(41)	(1)	(25)
Net assets at December 31, 2011	$ 151	$ 322	$ 65	$ 57

The accompanying notes are an integral part of these financial statements.

190

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Janus Aspen
	Series	Lazard
	Worldwide	Emerging	Lazard U.S.
	Portfolio -	Markets Equity	Mid Cap Equity
	Institutional	Portfolio - Open	Portfolio - Open	LKCM Aquinas
	Shares	Shares	Shares	Growth Fund
Net assets at January 1, 2010	$ 172	$ -	$ 1,162	$ 269

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	3	(3)
Total realized gain (loss) on investments and
capital gains distributions	(12)	-	16	2
Net unrealized appreciation (depreciation)
of investments	35	-	348	43
Net increase (decrease) in net assets from operations	22	-	367	42
Changes from contract transactions:
Total unit transactions	(30)	-	1,037	5
Net increase (decrease) in assets derived from		-
principal transactions	(30)	-	1,037	5
Total increase (decrease) in net assets	(8)	-	1,404	47
Net assets at December 31, 2010	164	-	2,566	316

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(24)	(3)
Total realized gain (loss) on investments and		-
capital gains distributions	(5)	-	222	6
Net unrealized appreciation (depreciation)
of investments	(14)	-	(467)	-
Net increase (decrease) in net assets from operations	(20)	-	(269)	3
Changes from contract transactions:
Total unit transactions	(30)	-	1,496	(28)
Net increase (decrease) in assets derived from
principal transactions	(30)	-	1,496	(28)
Total increase (decrease) in net assets	(50)	-	1,227	(25)
Net assets at December 31, 2011	$ 114	$ -	$ 3,793	$ 291

The accompanying notes are an integral part of these financial statements.

	191

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett
	Small Cap	Developing	Core Fixed	Mid-Cap Value
	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -
	Retail Class	Inc. - Class A	Class A	Class A
Net assets at January 1, 2010	$ 2,518	$ -	$ -	$ 1,054

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	-	(7)
Total realized gain (loss) on investments and
capital gains distributions	125	-	-	(53)
Net unrealized appreciation (depreciation)
of investments	675	2	-	337
Net increase (decrease) in net assets from operations	786	2	-	277
Changes from contract transactions:
Total unit transactions	1,342	17	4	120
Net increase (decrease) in assets derived from
principal transactions	1,342	17	4	120
Total increase (decrease) in net assets	2,128	19	4	397
Net assets at December 31, 2010	4,646	19	4	1,451

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(62)	-	(1)	(11)
Total realized gain (loss) on investments and
capital gains distributions	282	4	1	(95)
Net unrealized appreciation (depreciation)
of investments	(505)	(7)	-	42
Net increase (decrease) in net assets from operations	(285)	(3)	-	(64)
Changes from contract transactions:
Total unit transactions	2,953	61	47	(44)
Net increase (decrease) in assets derived from
principal transactions	2,953	61	47	(44)
Total increase (decrease) in net assets	2,668	58	47	(108)
Net assets at December 31, 2011	$ 7,314	$ 77	$ 51	$ 1,343

The accompanying notes are an integral part of these financial statements.

192

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts
	Small-Cap	Fundamental	Mid-Cap Value	Investors
	Value Fund -	Equity Fund -	Portfolio -	Growth Stock
	Class A	Class A	Class VC	Fund - Class A
Net assets at January 1, 2010	$ 1,330	$ -	$ 88,200	$ 297

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	(503)	-
Total realized gain (loss) on investments and
capital gains distributions	(12)	-	(6,284)	(2)
Net unrealized appreciation (depreciation)
of investments	371	-	26,448	48
Net increase (decrease) in net assets from operations	345	-	19,661	46
Changes from contract transactions:
Total unit transactions	76	-	(9,522)	28
Net increase (decrease) in assets derived from
principal transactions	76	-	(9,522)	28
Total increase (decrease) in net assets	421	-	10,139	74
Net assets at December 31, 2010	1,751	-	98,339	371

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	(693)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(19)	1	(2,224)	-
Net unrealized appreciation (depreciation)
of investments	(57)	(4)	(1,714)	1
Net increase (decrease) in net assets from operations	(90)	(3)	(4,631)	-
Changes from contract transactions:
Total unit transactions	(523)	48	(2,760)	57
Net increase (decrease) in assets derived from
principal transactions	(523)	48	(2,760)	57
Total increase (decrease) in net assets	(613)	45	(7,391)	57
Net assets at December 31, 2011	$ 1,138	$ 45	$ 90,948	$ 428

The accompanying notes are an integral part of these financial statements.

193

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Neuberger
	Neuberger	Berman Socially
	Berman Genesis	Responsive	New Perspective	New Perspective
	Fund® - Trust	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Class	Class	Class R-3	Class R-4
Net assets at January 1, 2010	$ -	$ 3,772	$ 3,881	$ 59,419

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(38)	17	199
Total realized gain (loss) on investments and
capital gains distributions	-	(60)	(138)	(609)
Net unrealized appreciation (depreciation)
of investments	-	1,143	567	8,124
Net increase (decrease) in net assets from operations	-	1,045	446	7,714
Changes from contract transactions:
Total unit transactions	-	2,313	(77)	5,542
Net increase (decrease) in assets derived from
principal transactions	-	2,313	(77)	5,542
Total increase (decrease) in net assets	-	3,358	369	13,256
Net assets at December 31, 2010	-	7,130	4,250	72,675

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(36)	14	114
Total realized gain (loss) on investments and
capital gains distributions	1	(63)	(102)	(887)
Net unrealized appreciation (depreciation)
of investments	(2)	(508)	(228)	(5,523)
Net increase (decrease) in net assets from operations	-	(607)	(316)	(6,296)
Changes from contract transactions:
Total unit transactions	66	3,854	(457)	683
Net increase (decrease) in assets derived from
principal transactions	66	3,854	(457)	683
Total increase (decrease) in net assets	66	3,247	(773)	(5,613)
Net assets at December 31, 2011	$ 66	$ 10,377	$ 3,477	$ 67,062

The accompanying notes are an integral part of these financial statements.

	194

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Capital	Developing	Gold & Special	International
	Appreciation	Markets Fund -	Minerals Fund -	Bond Fund -
	Fund - Class A	Class A	Class A	Class A
Net assets at January 1, 2010	$ 538	$ 241,957	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(2,120)	3	1
Total realized gain (loss) on investments and
capital gains distributions	(53)	(4,373)	1	-
Net unrealized appreciation (depreciation)
of investments	88	70,004	(1)	-
Net increase (decrease) in net assets from operations	31	63,511	3	1
Changes from contract transactions:
Total unit transactions	(113)	20,247	35	51
Net increase (decrease) in assets derived from
principal transactions	(113)	20,247	35	51
Total increase (decrease) in net assets	(82)	83,758	38	52
Net assets at December 31, 2010	456	325,715	38	52

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	2,028	-	5
Total realized gain (loss) on investments and
capital gains distributions	29	(5,198)	(5)	-
Net unrealized appreciation (depreciation)
of investments	(37)	(57,897)	(2)	(7)
Net increase (decrease) in net assets from operations	(11)	(61,067)	(7)	(2)
Changes from contract transactions:
Total unit transactions	(45)	(5,151)	(24)	84
Net increase (decrease) in assets derived from
principal transactions	(45)	(5,151)	(24)	84
Total increase (decrease) in net assets	(56)	(66,218)	(31)	82
Net assets at December 31, 2011	$ 400	$ 259,497	$ 7	$ 134

The accompanying notes are an integral part of these financial statements.

195

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Oppenheimer		Oppenheimer
	Oppenheimer	Global Strategic	Oppenheimer	Main Street
	Global	Income	Main Street	Small- & Mid-
	Securities/VA	Fund/VA	Fund®/VA	Cap Fund®/VA
Net assets at January 1, 2010	$ 273	$ 104	$ 72	$ 8,067

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	8	-	(34)
Total realized gain (loss) on investments and
capital gains distributions	(10)	-	(2)	(440)
Net unrealized appreciation (depreciation)
of investments	46	6	12	2,334
Net increase (decrease) in net assets from operations	37	14	10	1,860
Changes from contract transactions:
Total unit transactions	(29)	(6)	(8)	297
Net increase (decrease) in assets derived from
principal transactions	(29)	(6)	(8)	297
Total increase (decrease) in net assets	8	8	2	2,157
Net assets at December 31, 2010	281	112	74	10,224

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	-	(34)
Total realized gain (loss) on investments and
capital gains distributions	(8)	2	(1)	(165)
Net unrealized appreciation (depreciation)
of investments	(13)	(5)	-	(85)
Net increase (decrease) in net assets from operations	(21)	-	(1)	(284)
Changes from contract transactions:
Total unit transactions	(53)	(6)	(8)	(706)
Net increase (decrease) in assets derived from
principal transactions	(53)	(6)	(8)	(706)
Total increase (decrease) in net assets	(74)	(6)	(9)	(990)
Net assets at December 31, 2011	$ 207	$ 106	$ 65	$ 9,234

The accompanying notes are an integral part of these financial statements.

196

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				PIMCO Real
	Oppenheimer	Parnassus	Pax World	Return
	Small- & Mid-	Equity Income	Balanced Fund -	Portfolio -
	Cap Growth	Fund - Investor	Individual	Administrative
	Fund/VA	Shares	Investor Class	Class
Net assets at January 1, 2010	$ 15	$ -	$ 54,186	$ 112,730

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	285	744
Total realized gain (loss) on investments and
capital gains distributions	(1)	-	(1,725)	2,208
Net unrealized appreciation (depreciation)
of investments	5	-	6,485	5,842
Net increase (decrease) in net assets from operations	4	-	5,045	8,794
Changes from contract transactions:
Total unit transactions	(4)	-	(6,511)	36,711
Net increase (decrease) in assets derived from
principal transactions	(4)	-	(6,511)	36,711
Total increase (decrease) in net assets	-	-	(1,466)	45,505
Net assets at December 31, 2010	15	-	52,720	158,235

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	147	7,747
Total realized gain (loss) on investments and
capital gains distributions	-	1	(565)	1,148
Net unrealized appreciation (depreciation)
of investments	1	4	(942)	8,188
Net increase (decrease) in net assets from operations	1	5	(1,360)	17,083
Changes from contract transactions:
Total unit transactions	(5)	37	(3,874)	26,594
Net increase (decrease) in assets derived from
principal transactions	(5)	37	(3,874)	26,594
Total increase (decrease) in net assets	(4)	42	(5,234)	43,677
Net assets at December 31, 2011	$ 11	$ 42	$ 47,486	$ 201,912

The accompanying notes are an integral part of these financial statements.

197

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Pioneer
		Pioneer	Emerging	Pioneer High
	Pioneer High	Strategic	Markets VCT	Yield VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I
Net assets at January 1, 2010	$ 4,675	$ -	$ 27,443	$ 19,842

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	224	-	(109)	948
Total realized gain (loss) on investments and
capital gains distributions	(182)	-	(4,253)	(334)
Net unrealized appreciation (depreciation)
of investments	687	-	7,974	2,684
Net increase (decrease) in net assets from operations	729	-	3,612	3,298
Changes from contract transactions:
Total unit transactions	(448)	-	(2,319)	(150)
Net increase (decrease) in assets derived from
principal transactions	(448)	-	(2,319)	(150)
Total increase (decrease) in net assets	281	-	1,293	3,148
Net assets at December 31, 2010	4,956	-	28,736	22,990

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	221	3	(143)	1,045
Total realized gain (loss) on investments and
capital gains distributions	(102)	2	(1,131)	(258)
Net unrealized appreciation (depreciation)
of investments	(203)	(6)	(4,864)	(1,515)
Net increase (decrease) in net assets from operations	(84)	(1)	(6,138)	(728)
Changes from contract transactions:
Total unit transactions	(513)	249	(4,926)	1,153
Net increase (decrease) in assets derived from
principal transactions	(513)	249	(4,926)	1,153
Total increase (decrease) in net assets	(597)	248	(11,064)	425
Net assets at December 31, 2011	$ 4,359	$ 248	$ 17,672	$ 23,415

The accompanying notes are an integral part of these financial statements.

198

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Columbia	Columbia
	Pioneer Mid	Diversified	Diversified
	Cap Value VCT	Equity Income	Equity Income	Royce Total
	Portfolio -	Fund -	Fund -	Return Fund -
	Class I	Class R-3	Class R-4	Class K
Net assets at January 1, 2010	$ -	$ 233	$ 3,222	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	21	-
Total realized gain (loss) on investments and
capital gains distributions	-	14	87	-
Net unrealized appreciation (depreciation)
of investments	-	2	529	-
Net increase (decrease) in net assets from operations	-	17	637	-
Changes from contract transactions:
Total unit transactions	-	(90)	1,470	-
Net increase (decrease) in assets derived from
principal transactions	-	(90)	1,470	-
Total increase (decrease) in net assets	-	(73)	2,107	-
Net assets at December 31, 2010	-	160	5,329	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	45	-
Total realized gain (loss) on investments and
capital gains distributions	-	13	421	-
Net unrealized appreciation (depreciation)
of investments	-	(17)	(904)	-
Net increase (decrease) in net assets from operations	-	(3)	(438)	-
Changes from contract transactions:
Total unit transactions	-	(89)	972	-
Net increase (decrease) in assets derived from
principal transactions	-	(89)	972	-
Total increase (decrease) in net assets	-	(92)	534	-
Net assets at December 31, 2011	$ -	$ 68	$ 5,863	$ -

The accompanying notes are an integral part of these financial statements.

199

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	SMALLCAP	T. Rowe Price	T. Rowe Price	Templeton
	World Fund® -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class R-4	Fund - R Class	Advisor Class	Class A
Net assets at January 1, 2010	$ 2,698	$ 999	$ 109	$ 1,146

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	51	4	2	10
Total realized gain (loss) on investments and
capital gains distributions	565	(70)	(2)	(412)
Net unrealized appreciation (depreciation)
of investments	434	188	21	469
Net increase (decrease) in net assets from operations	1,050	122	21	67
Changes from contract transactions:
Total unit transactions	3,248	(318)	33	(110)
Net increase (decrease) in assets derived from
principal transactions	3,248	(318)	33	(110)
Total increase (decrease) in net assets	4,298	(196)	54	(43)
Net assets at December 31, 2010	6,996	803	163	1,103

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(45)	(2)	-	21
Total realized gain (loss) on investments and
capital gains distributions	362	25	(7)	8
Net unrealized appreciation (depreciation)
of investments	(1,543)	(65)	-	(196)
Net increase (decrease) in net assets from operations	(1,226)	(42)	(7)	(167)
Changes from contract transactions:
Total unit transactions	902	(136)	17	152
Net increase (decrease) in assets derived from
principal transactions	902	(136)	17	152
Total increase (decrease) in net assets	(324)	(178)	10	(15)
Net assets at December 31, 2011	$ 6,672	$ 625	$ 173	$ 1,088

The accompanying notes are an integral part of these financial statements.

200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Thornburg	USAA Precious
	Templeton	International	Metals and
	Global Bond	Value Fund -	Minerals Fund -	Diversified
	Fund - Class A	Class R4	Adviser Shares	Value Portfolio
Net assets at January 1, 2010	$ 155,610	$ -	$ -	$ 84

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,320	-	-	1
Total realized gain (loss) on investments and
capital gains distributions	1,697	-	-	(3)
Net unrealized appreciation (depreciation)
of investments	9,811	-	-	8
Net increase (decrease) in net assets from operations	19,828	-	-	6
Changes from contract transactions:
Total unit transactions	32,356	-	-	(4)
Net increase (decrease) in assets derived from
principal transactions	32,356	-	-	(4)
Total increase (decrease) in net assets	52,184	-	-	2
Net assets at December 31, 2010	207,794	-	-	86

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	10,907	1	(18)	1
Total realized gain (loss) on investments and
capital gains distributions	4,488	-	471	(1)
Net unrealized appreciation (depreciation)
of investments	(22,866)	(9)	(1,523)	3
Net increase (decrease) in net assets from operations	(7,471)	(8)	(1,070)	3
Changes from contract transactions:
Total unit transactions	9,064	63	5,893	(7)
Net increase (decrease) in assets derived from
principal transactions	9,064	63	5,893	(7)
Total increase (decrease) in net assets	1,593	55	4,823	(4)
Net assets at December 31, 2011	$ 209,387	$ 55	$ 4,823	$ 82

The accompanying notes are an integral part of these financial statements.

201

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Victory Small
		Small Company	Company
	Equity Income	Growth	Opportunity	Wanger
	Portfolio	Portfolio	Fund - Class R	International
Net assets at January 1, 2010	$ 225	$ 93	$ -	$ 14,434

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	-	361
Total realized gain (loss) on investments and
capital gains distributions	(5)	(6)	-	(557)
Net unrealized appreciation (depreciation)
of investments	36	32	-	4,600
Net increase (decrease) in net assets from operations	35	25	-	4,404
Changes from contract transactions:
Total unit transactions	43	(8)	-	7,060
Net increase (decrease) in assets derived from
principal transactions	43	(8)	-	7,060
Total increase (decrease) in net assets	78	17	-	11,464
Net assets at December 31, 2010	303	110	-	25,898

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	-	1,059
Total realized gain (loss) on investments and
capital gains distributions	(10)	(1)	-	425
Net unrealized appreciation (depreciation)
of investments	34	2	-	(5,864)
Net increase (decrease) in net assets from operations	28	-	-	(4,380)
Changes from contract transactions:
Total unit transactions	20	(18)	1	3,110
Net increase (decrease) in assets derived from
principal transactions	20	(18)	1	3,110
Total increase (decrease) in net assets	48	(18)	1	(1,270)
Net assets at December 31, 2011	$ 351	$ 92	$ 1	$ 24,628

The accompanying notes are an integral part of these financial statements.

202

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Washington	Washington
			Mutual	Mutual
			Investors	Investors
			FundSM, Inc. -	FundSM, Inc. -
	Wanger Select	Wanger USA	Class R-3	Class R-4
Net assets at January 1, 2010	$ 68,682	$ 24,191	$ 4,173	$ 74,999

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(228)	(249)	58	1,052
Total realized gain (loss) on investments and
capital gains distributions	191	(533)	(226)	(1,504)
Net unrealized appreciation (depreciation)
of investments	19,678	6,881	658	9,427
Net increase (decrease) in net assets from operations	19,641	6,099	490	8,975
Changes from contract transactions:
Total unit transactions	14,547	5,606	(148)	(1,501)
Net increase (decrease) in assets derived from
principal transactions	14,547	5,606	(148)	(1,501)
Total increase (decrease) in net assets	34,188	11,705	342	7,474
Net assets at December 31, 2010	102,870	35,896	4,515	82,473

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,284	(341)	61	1,055
Total realized gain (loss) on investments and
capital gains distributions	115	3,042	(238)	(372)
Net unrealized appreciation (depreciation)
of investments	(19,640)	(4,528)	439	4,272
Net increase (decrease) in net assets from operations	(18,241)	(1,827)	262	4,955
Changes from contract transactions:
Total unit transactions	(6,253)	6,065	(312)	409
Net increase (decrease) in assets derived from
principal transactions	(6,253)	6,065	(312)	409
Total increase (decrease) in net assets	(24,494)	4,238	(50)	5,364
Net assets at December 31, 2011	$ 78,376	$ 40,134	$ 4,465	$ 87,837

The accompanying notes are an integral part of these financial statements.

203

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Special Small
	Value Fund -	Cap Values
	Class A	Fund - Class A
Net assets at January 1, 2010	$ 88	$ 82,713

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(886)
Total realized gain (loss) on investments and
capital gains distributions	(2)	(4,905)
Net unrealized appreciation (depreciation)
of investments	20	22,926
Net increase (decrease) in net assets from operations	18	17,135
Changes from contract transactions:
Total unit transactions	12	(683)
Net increase (decrease) in assets derived from
principal transactions	12	(683)
Total increase (decrease) in net assets	30	16,452
Net assets at December 31, 2010	118	99,165

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(932)
Total realized gain (loss) on investments and
capital gains distributions	(2)	(2,970)
Net unrealized appreciation (depreciation)
of investments	(9)	958
Net increase (decrease) in net assets from operations	(12)	(2,944)
Changes from contract transactions:
Total unit transactions	2	(7,155)
Net increase (decrease) in assets derived from
principal transactions	2	(7,155)
Total increase (decrease) in net assets	(10)	(10,099)
Net assets at December 31, 2011	$ 108	$ 89,066

The accompanying notes are an integral part of these financial statements.
204

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2011, the Account had 295 investment divisions (the “Divisions”), 117 of which invest in independently managed mutual funds and 178 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2011 and related Trusts are as follows:

	The Alger Funds II:	Allianz Funds:
	Alger Green Fund - Class A	Allianz NFJ Dividend Value Fund - Class A
	AllianceBernstein Growth and Income Fund, Inc.:	Allianz NFJ Large-Cap Value Fund - Institutional
	AllianceBernstein Growth and Income Fund, Inc. -	Class
	Class A	Allianz NFJ Small-Cap Value Fund - Class A
	AllianceBernstein Variable Products Series Fund, Inc.:	Amana Mutual Funds Trust:
	AllianceBernstein Growth and Income Portfolio -	Amana Growth Fund
	Class A	Amana Income Fund

205

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

American Balanced Fund®, Inc.:	Fidelity® Variable Insurance Products:
American Balanced Fund® - Class R-3	Fidelity® VIP Equity-Income Portfolio - Initial Class
American Century Government Income Trust:	Fidelity® VIP Growth Portfolio - Initial Class
American Century Inflation-Adjusted Bond Fund -	Fidelity® VIP High Income Portfolio - Initial Class
Investor Class	Fidelity® VIP Overseas Portfolio - Initial Class
American Century Quantitative Equity Funds, Inc.:	Fidelity® Variable Insurance Products II:
American Century Income & Growth Fund - A Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
American Funds American Mutual Fund®:	Fidelity® VIP Index 500 Portfolio - Initial Class
American Funds American Mutual Fund® -	Fidelity® Variable Insurance Products III:
Class R-4**	Fidelity® VIP Mid Cap Portfolio - Initial Class
Ariel Investment Trust:	Fidelity® Variable Insurance Products V:
Ariel Appreciation Fund	Fidelity® VIP Asset ManagerSM Portfolio - Initial
Ariel Fund	Class
Artisan Funds, Inc.:	Franklin Mutual Series Fund Inc.:
Artisan International Fund - Investor Shares	Mutual Global Discovery Fund - Class R
Aston Funds:	Franklin Strategic Series:
Aston/Fairpointe Mid Cap Fund - Class N*	Franklin Small-Mid Cap Growth Fund - Class A
BlackRock Equity Dividend Fund:	Franklin Templeton Variable Insurance Products Trust:
BlackRock Equity Dividend Fund - Investor A	Franklin Small Cap Value Securities Fund - Class 2
Shares*	Fundamental InvestorsSM, Inc.:
BlackRock Mid Cap Value Opportunities Series, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
BlackRock Mid Cap Value Opportunities Fund -	Fundamental InvestorsSM, Inc. - Class R-4
Investor A Shares	The Growth Fund of America®, Inc.:
The Bond Fund of AmericaSM, Inc.:	The Growth Fund of America® - Class R-3
The Bond Fund of AmericaSM, Inc. - Class R-4	The Growth Fund of America® - Class R-4
Calvert Variable Series, Inc.:	Hartford Mutual Funds, Inc.:
Calvert VP SRI Balanced Portfolio	The Hartford Capital Appreciation Fund - Class R4*
Capital World Growth & Income FundSM, Inc.:	The Hartford Dividend And Growth Fund - Class R4*
Capital World Growth & Income FundSM, Inc. -	The Income Fund of America®, Inc.:
Class R-3	The Income Fund of America® - Class R-3
Cohen & Steers Realty Shares, Inc.:	ING Balanced Portfolio, Inc.:
Cohen & Steers Realty Shares**	ING Balanced Portfolio - Class I
Columbia Acorn Trust:	ING Equity Trust:
ColumbiaSM Acorn Fund® - Class A*	ING Real Estate Fund - Class A
ColumbiaSM Acorn Fund® - Class Z	ING Value Choice Fund - Class A**
Columbia Funds Series Trust:	ING Funds Trust:
Columbia Mid Cap Value Fund - Class A	ING GNMA Income Fund - Class A
Columbia Mid Cap Value Fund - Class Z	ING Intermediate Bond Fund - Class A
CRM Mutual Fund Trust:	ING Intermediate Bond Portfolio:
CRM Mid Cap Value Fund - Investor Shares	ING Intermediate Bond Portfolio - Class I
Dodge & Cox Funds:	ING Intermediate Bond Portfolio - Class S
Dodge & Cox International Stock Fund*	ING Investors Trust:
Dodge & Cox Stock Fund**	ING Artio Foreign Portfolio - Service Class
DWS Institutional Funds:	ING BlackRock Health Sciences Opportunities
DWS Equity 500 Index Fund - Class S	Portfolio - Service Class
Eaton Vance Special Investment Trust:	ING BlackRock Inflation Protected Bond Portfolio -
Eaton Vance Large-Cap Value Fund - Class R	Adviser Class**
EuroPacific Growth Fund®:	ING BlackRock Large Cap Growth Portfolio -
EuroPacific Growth Fund® - Class R-3	Institutional Class
EuroPacific Growth Fund® - Class R-4	ING BlackRock Large Cap Growth Portfolio - Service
Fidelity® Contrafund®:	Class
Fidelity® Advisor New Insights Fund - Institutional	ING BlackRock Large Cap Growth Portfolio -
Class*	Service 2 Class

206

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING Clarion Global Real Estate Portfolio - Adviser	ING T. Rowe Price International Stock Portfolio -
Class**	Adviser Class
ING Clarion Global Real Estate Portfolio -	ING T. Rowe Price International Stock Portfolio -
Institutional Class	Service Class
ING Clarion Real Estate Portfolio - Adviser Class**	ING Templeton Global Growth Portfolio -
ING Clarion Real Estate Portfolio - Institutional Class	Institutional Class
ING Clarion Real Estate Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service	Class
Class	ING U.S. Stock Index Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2	ING Money Market Portfolio:
Class**	ING Money Market Portfolio - Class I
ING Global Resources Portfolio - Adviser Class**	ING Mutual Funds:
ING Global Resources Portfolio - Institutional Class	ING Global Real Estate Fund - Class A
ING Global Resources Portfolio - Service Class	ING International Capital Appreciation Fund - Class I
ING Invesco Van Kampen Growth and Income	ING International SmallCap Multi-Manager Fund -
Portfolio - Service Class	Class A
ING JPMorgan Emerging Markets Equity Portfolio -	ING Partners, Inc.:
Adviser Class	ING American Century Small-Mid Cap Value
ING JPMorgan Emerging Markets Equity Portfolio -	Portfolio - Adviser Class
Institutional Class	ING American Century Small-Mid Cap Value
ING JPMorgan Emerging Markets Equity Portfolio -	Portfolio - Initial Class**
Service Class	ING American Century Small-Mid Cap Value
ING JPMorgan Small Cap Core Equity Portfolio -	Portfolio - Service Class
Adviser Class**	ING Baron Small Cap Growth Portfolio - Adviser
ING JPMorgan Small Cap Core Equity Portfolio -	Class
Service Class	ING Baron Small Cap Growth Portfolio - Service
ING Large Cap Growth Portfolio - Adviser Class**	Class
ING Large Cap Growth Portfolio - Institutional	ING Columbia Small Cap Value II Portfolio - Adviser
Class**	Class
ING Large Cap Growth Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service
ING Large Cap Value Portfolio - Institutional Class	Class
ING Large Cap Value Portfolio - Service Class	ING Davis New York Venture Portfolio - Service
ING Marsico Growth Portfolio - Institutional Class	Class
ING Marsico Growth Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING MFS Total Return Portfolio - Adviser Class	ING Global Bond Portfolio - Adviser Class
ING MFS Total Return Portfolio - Institutional Class	ING Global Bond Portfolio - Initial Class
ING MFS Total Return Portfolio - Service Class	ING Global Bond Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Index Solution 2015 Portfolio - Initial Class**
ING Morgan Stanley Global Franchise Portfolio -	ING Index Solution 2015 Portfolio - Service Class*
Adviser Class**	ING Index Solution 2015 Portfolio - Service 2 Class*
ING PIMCO High Yield Portfolio - Adviser Class**	ING Index Solution 2025 Portfolio - Initial Class**
ING PIMCO High Yield Portfolio - Institutional Class	ING Index Solution 2025 Portfolio - Service Class*
ING PIMCO High Yield Portfolio - Service Class	ING Index Solution 2025 Portfolio - Service 2 Class*
ING Pioneer Fund Portfolio - Institutional Class	ING Index Solution 2035 Portfolio - Initial Class**
ING Pioneer Fund Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service Class*
ING Pioneer Mid Cap Value Portfolio - Institutional	ING Index Solution 2035 Portfolio - Service 2 Class*
Class	ING Index Solution 2045 Portfolio - Initial Class**
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service Class*
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution 2045 Portfolio - Service 2 Class*
Adviser Class**	ING Index Solution 2055 Portfolio - Initial Class**
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution 2055 Portfolio - Service Class*
Service Class	ING Index Solution 2055 Portfolio - Service 2 Class*
ING T. Rowe Price Equity Income Portfolio - Adviser	ING Index Solution Income Portfolio - Service
Class	Class**
ING T. Rowe Price Equity Income Portfolio - Service	ING Index Solution Income Portfolio - Service 2
Class	Class*

207

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING Invesco Van Kampen Comstock Portfolio -	ING Templeton Foreign Equity Portfolio - Initial
Adviser Class	Class
ING Invesco Van Kampen Comstock Portfolio -	ING Templeton Foreign Equity Portfolio - Service
Service Class	Class
ING Invesco Van Kampen Equity and Income	ING Thornburg Value Portfolio - Adviser Class
Portfolio - Adviser Class	ING Thornburg Value Portfolio - Initial Class
ING Invesco Van Kampen Equity and Income	ING UBS U.S. Large Cap Equity Portfolio - Adviser
Portfolio - Initial Class	Class
ING Invesco Van Kampen Equity and Income	ING UBS U.S. Large Cap Equity Portfolio - Initial
Portfolio - Service Class	Class
ING JPMorgan Mid Cap Value Portfolio - Adviser	ING UBS U.S. Large Cap Equity Portfolio - Service
Class	Class
ING JPMorgan Mid Cap Value Portfolio - Service	ING Series Fund, Inc.:
Class	ING Core Equity Research Fund - Class A
ING Oppenheimer Global Portfolio - Adviser Class	ING Strategic Allocation Portfolios, Inc.:
ING Oppenheimer Global Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio -
ING Oppenheimer Global Portfolio - Service Class	Class I
ING PIMCO Total Return Portfolio - Adviser Class	ING Strategic Allocation Growth Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class**	ING Strategic Allocation Moderate Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Variable Funds:
ING Pioneer High Yield Portfolio - Initial Class	ING Growth and Income Portfolio - Class A
ING Pioneer High Yield Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING Solution 2015 Portfolio - Adviser Class	ING Growth and Income Portfolio - Class S
ING Solution 2015 Portfolio - Service Class	ING Variable Insurance Trust:
ING Solution 2015 Portfolio - Service 2 Class*	ING GET U.S. Core Portfolio - Series 7
ING Solution 2025 Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 8
ING Solution 2025 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 9
ING Solution 2025 Portfolio - Service 2 Class*	ING GET U.S. Core Portfolio - Series 10
ING Solution 2035 Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 11
ING Solution 2035 Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING Solution 2035 Portfolio - Service 2 Class*	ING BlackRock Science and Technology
ING Solution 2045 Portfolio - Adviser Class	Opportunities Portfolio - Adviser Class**
ING Solution 2045 Portfolio - Service Class	ING BlackRock Science and Technology
ING Solution 2045 Portfolio - Service 2 Class*	Opportunities Portfolio - Class I
ING Solution 2055 Portfolio - Service Class*	ING Index Plus LargeCap Portfolio - Class I
ING Solution 2055 Portfolio - Service 2 Class*	ING Index Plus LargeCap Portfolio - Class S
ING Solution Growth Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class I
ING Solution Income Portfolio - Adviser Class	ING Index Plus MidCap Portfolio - Class S
ING Solution Income Portfolio - Service Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution Income Portfolio - Service 2 Class*	ING Index Plus SmallCap Portfolio - Class S
ING Solution Moderate Portfolio - Service Class	ING International Index Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth	ING International Index Portfolio - Class S
Portfolio - Adviser Class	ING Russell™ Large Cap Growth Index Portfolio -
ING T. Rowe Price Diversified Mid Cap Growth	Class I
Portfolio - Initial Class	ING Russell™ Large Cap Growth Index Portfolio -
ING T. Rowe Price Diversified Mid Cap Growth	Class S
Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Adviser	ING Russell™ Large Cap Index Portfolio - Class S*
Class	ING Russell™ Large Cap Value Index Portfolio -
ING T. Rowe Price Growth Equity Portfolio - Initial	Class I
Class	ING Russell™ Large Cap Value Index Portfolio -
ING T. Rowe Price Growth Equity Portfolio - Service	Class S
Class	ING Russell™ Mid Cap Growth Index Portfolio -
ING Templeton Foreign Equity Portfolio - Adviser	Class S
Class	ING Russell™ Mid Cap Index Portfolio - Class I

208

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Portfolios, Inc. (continued):	Massachusetts Investors Growth Stock Fund:
ING Russell™ Small Cap Index Portfolio - Class I	Massachusetts Investors Growth Stock Fund - Class A
ING Small Company Portfolio - Class I	Neuberger Berman Equity Funds®:
ING Small Company Portfolio - Class S	Neuberger Berman Genesis Fund® - Trust Class**
ING U.S. Bond Index Portfolio - Class I	Neuberger Berman Socially Responsive Fund® -
ING Variable Products Trust:	Trust Class
ING International Value Portfolio - Class I	New Perspective Fund®, Inc.:
ING International Value Portfolio - Class S	New Perspective Fund®, Inc. - Class R-3
ING MidCap Opportunities Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING MidCap Opportunities Portfolio - Class S	Oppenheimer Capital Appreciation Fund:
ING SmallCap Opportunities Portfolio - Class I	Oppenheimer Capital Appreciation Fund - Class A
ING SmallCap Opportunities Portfolio - Class S	Oppenheimer Developing Markets Fund:
Invesco Growth Series:	Oppenheimer Developing Markets Fund - Class A
Invesco Mid Cap Core Equity Fund - Class A	Oppenheimer Gold & Special Minerals Fund:
Invesco Small Cap Growth Fund - Class A	Oppenheimer Gold & Special Minerals Fund -
Invesco Investment Funds:	Class A*
Invesco Endeavor Fund - Class A**	Oppenheimer International Bond Fund:
Invesco Global Health Care Fund - Investor Class	Oppenheimer International Bond Fund - Class A*
Invesco Sector Funds:	Oppenheimer Variable Account Funds:
Invesco Van Kampen Small Cap Value Fund -	Oppenheimer Global Securities/VA
Class A	Oppenheimer Global Strategic Income Fund/VA
Invesco Van Kampen Small Cap Value Fund -	Oppenheimer Main Street Fund®/VA
Class Y**	Oppenheimer Main Street Small- & Mid-Cap
Invesco Variable Insurance Funds:	Fund®/VA
Invesco V.I. Capital Appreciation Fund - Series I	Oppenheimer Small- & Mid-Cap Growth Fund/VA
Shares	Parnassus Income Funds:
Invesco V.I. Core Equity Fund - Series I Shares	Parnassus Equity Income Fund - Investor Shares**
Janus Aspen Series:	Pax World Funds Series Trust I:
Janus Aspen Series Balanced Portfolio - Institutional	Pax World Balanced Fund - Individual Investor Class
Shares	PIMCO Variable Insurance Trust:
Janus Aspen Series Enterprise Portfolio - Institutional	PIMCO Real Return Portfolio - Administrative Class
Shares	Pioneer High Yield Fund:
Janus Aspen Series Flexible Bond Portfolio -	Pioneer High Yield Fund - Class A
Institutional Shares	Pioneer Strategic Income Fund:
Janus Aspen Series Janus Portfolio - Institutional	Pioneer Strategic Income Fund - Class A**
Shares	Pioneer Variable Contracts Trust:
Janus Aspen Series Worldwide Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I
Institutional Shares	Pioneer High Yield VCT Portfolio - Class I
The Lazard Funds, Inc.:	Pioneer Mid Cap Value VCT Portfolio - Class I**
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	RiverSource® Investment Series, Inc.:
LKCM Funds:	Columbia Diversified Equity Income Fund -
LKCM Aquinas Growth Fund	Class R-3
Loomis Sayles Funds I:	Columbia Diversified Equity Income Fund -
Loomis Sayles Small Cap Value Fund - Retail Class	Class R-4
Lord Abbett Developing Growth Fund, Inc.:	The Royce Fund:
Lord Abbett Developing Growth Fund, Inc. - Class A*	Royce Total Return Fund - Class K**
Lord Abbett Investment Trust:	SmallCap World Fund, Inc.:
Lord Abbett Core Fixed Income Fund - Class A*	SMALLCAP World Fund® - Class R-4
Lord Abbett Mid Cap Value Fund, Inc.:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	T. Rowe Price Mid-Cap Value Fund - R Class
Lord Abbett Research Fund, Inc.:	T. Rowe Price Value Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	T. Rowe Price Value Fund - Advisor Class
Lord Abbett Securities Trust:	Templeton Funds, Inc.:
Lord Abbett Fundamental Equity Fund - Class A**	Templeton Foreign Fund - Class A
Lord Abbett Series Fund, Inc.:	Templeton Income Trust:
Lord Abbett Series Fund - Mid-Cap Value Portfolio -	Templeton Global Bond Fund - Class A
Class VC

209

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Thornburg Investment Trust:	Washington Mutual Investors FundSM, Inc.:
Thornburg International Value Fund - Class R4**	Washington Mutual Investors FundSM, Inc. -
USAA Investment Trust:	Class R-3
USAA Precious Metals and Minerals Fund - Adviser	Washington Mutual Investors FundSM, Inc. -
Shares**	Class R-4
Vanguard® Variable Insurance Fund:	Wells Fargo Funds Trust:
Diversified Value Portfolio	Wells Fargo Advantage Small Cap Value Fund -
Equity Income Portfolio	Class A
Small Company Growth Portfolio	Wells Fargo Advantage Special Small Cap Values
The Victory Portfolios:	Fund - Class A
Victory Small Company Opportunity Fund -
Class R**
Wanger Advisors Trust:	* Division added to the list in 2010
Wanger International	** Division added to the list in 2011
Wanger Select
Wanger USA

The names of certain Divisions were changed during 2011. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Aston Funds:	Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	Aston/Optimum Mid Cap Fund - Class N
ING Investors Trust:	ING Investors Trust:
ING BlackRock Health Sciences Opportunities	ING Wells Fargo HealthCare Portfolio - Service
Portfolio - Service Class	Class
ING Core Growth and Income Portfolio - Service	ING Janus Contrarian Portfolio - Service Class
Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING Large Cap Value Portfolio - Institutional Class	ING Pioneer Equity Income Portfolio - Institutional
Class
ING Large Cap Value Portfolio - Service Class	ING Pioneer Equity Income Portfolio - Service Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Adviser Class	Adviser Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Service Class	Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value II Portfolio -	ING Columbia Small Cap Value Portfolio - Adviser
Adviser Class	Class
ING Columbia Small Cap Value II Portfolio - Service	ING Columbia Small Cap Value Portfolio - Service
Class	Class
ING Global Bond Portfolio - Adviser Class	ING Oppenheimer Global Strategic Income
Portfolio - Adviser Class
ING Global Bond Portfolio - Initial Class	ING Oppenheimer Global Strategic Income
Portfolio - Initial Class
ING Global Bond Portfolio - Service Class	ING Oppenheimer Global Strategic Income
Portfolio - Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Adviser
Adviser Class	Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service
Service Class	Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Adviser Class	Adviser Class

210

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Initial Class	Initial Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Service Class	Service Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Strategic Bond Fund/VA
Oppenheimer Main Street Small- & Mid-Cap	Oppenheimer Main Street Small Cap Fund®/VA
Fund®/VA

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
ING Core Growth and Income Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Service Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser Class
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares

The following Divisions were offered during 2011, but had no activity as of
December 31, 2011:

The Alger Funds:	MainStay Funds:
Alger Capital Appreciation Fund - Class A	Mainstay Large Cap Growth Fund - Class R3
AllianceBernstein Growth and Income Fund, Inc.:	Neuberger Berman Equity Funds®:
AllianceBernstein Growth and Income Fund - Class A	Neuberger Berman Genesis Fund - Advisor Class
Fidelity® Variable Insurance Products III:	RiverSource® High Yield Income Series, Inc.:
Fidelity® Mid Cap Portfolio - Initial Class	Columbia High Yield Bond Fund - Class R3
Franklin Mutual Series Fund, Inc.:	T. Rowe Price Science and Technology Fund, Inc.:
Mutual Global Discovery Fund - Class R	T. Rowe Price Science and Technology Fund - Advisor
Franklin Strategic Series:	Class
Franklin Small-Mid Cap Growth Fund - Class A	Templeton Fund, Inc.:
ING Equity Trust:	Templeton Foreign Fund - Class A
ING Growth Opportunities Fund - Class A	Vanguard® Index Funds:
ING Investors Trust:	Vanguard® 500 Index Fund - Investor Shares
ING Limited Maturity Bond Portfolio - Adviser Class
ING DFA Global Allocation Portfolio - Adviser Class
ING Marsico Growth Portfolio - Adviser Class
ING Partners, Inc.:
ING Solution 2055 Portfolio - Adviser Class
ING Index Solution 2035 Portfolio - Adviser Class
ING Index Solution Income Portfolio - Initial Class

211

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and

212

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
Fair value measurement disclosures for each Class of assets and liabilities (i.e., disaggregated); and
Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

214

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 1.75% of the assets attributable to the Contracts. In addition, a subaccount administrative adjustment charge of up to 0.80% may be charged as specified in the Contract.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $240 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

215

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

6.	Related Party Transactions

During the year ended December 31, 2011, management and service fees were paid to
DSL, an affiliate of the Company, in its capacity as investment adviser to ING Partners,
Inc. and ING Investors Trust. The Trusts’ advisory agreements provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management and service fees were also paid indirectly to IIL, an affiliate of the
Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING
Equity Trust, ING Funds Trust, ING Intermediate Bond Portfolio, ING Money Market
Portfolio, ING Mutual Funds, ING Series Fund, Inc., ING Strategic Allocation Portfolios,
Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc.,
and ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.97% of the average net assets of each respective Fund.

216

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
The Alger Funds II:
Alger Green Fund - Class A	$ 445	$ 343	$ 1,077	$ 655
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	43	71	45	71
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	90	96	52	82
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	30	112	132	34
Allianz NFJ Large-Cap Value Fund - Institutional Class	1,800	569	1,141	602
Allianz NFJ Small-Cap Value Fund - Class A	113	106	133	380
Amana Mutual Funds Trust:
Amana Growth Fund	12,703	2,211	10,748	405
Amana Income Fund	13,815	2,723	17,199	863
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	846	1,394	880	1,102
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	29,742	5,412	12,112	3,469
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	720	552	590	700
American Funds American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	6	-	-	-
Ariel Investment Trust:
Ariel Appreciation Fund	238	310	173	95
Ariel Fund	2,959	1,923	1,665	853
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,321	915	1,482	921
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	3,887	783	2,834	186
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	307	12	165	-
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	4,738	1,679	4,883	1,195
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	3,130	2,360	4,391	2,376
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	2,823	5,464	2,530	4,029
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	132	33	336	16
Cohen & Steers Realty Shares, Inc.
Cohen & Steers Realty Shares	1,055	378	-	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	75	8	8	-
ColumbiaSM Acorn Fund® - Class Z	6,530	1,679	4,760	1,045

217

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	$ 884	$ 750	$ 988	$729
Columbia Mid Cap Value Fund - Class Z	4,650	1,764	1,928	907
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	47	36	227	105
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	142	2	4	-
Dodge & Cox Stock Fund	27	1	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	79	29	75	9
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	13	3	50	30
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	1,138	2,613	1,803	1,385
EuroPacific Growth Fund® - Class R-4	18,879	21,672	27,961	15,026
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	275	47	34	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	14,176	34,510	12,832	28,856
Fidelity® VIP Growth Portfolio - Initial Class	10,639	20,845	7,280	15,084
Fidelity® VIP High Income Portfolio - Initial Class	3,529	3,480	3,380	2,953
Fidelity® VIP Overseas Portfolio - Initial Class	3,593	5,391	2,743	5,611
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	43,237	78,072	41,318	97,150
Fidelity® VIP Index 500 Portfolio - Initial Class	9,756	10,264	8,482	7,657
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	2,985	3,158	3,509	1,148
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	2,074	2,159	1,389	1,777
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	491	1,341	587	374
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	145	90	91	121
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	12,148	17,521	20,129	10,984
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	431	98	357	148
Fundamental InvestorsSM, Inc. - Class R-4	5,638	3,952	8,555	1,812
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	1,319	3,645	2,615	2,081
The Growth Fund of America® - Class R-4	13,350	39,080	26,374	21,746
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	233	202	258	84
The Hartford Dividend And Growth Fund - Class R4	30	51	74	33
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	461	312	478	436

218

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	$ 12,602	$ 48,231	$ 12,862	$ 42,425
ING Equity Trust:
ING Real Estate Fund - Class A	638	675	310	331
ING Value Choice Fund - Class A	3	-	-	-
ING Funds Trust:
ING GNMA Income Fund - Class A	1,377	1,434	2,022	2,180
ING Intermediate Bond Fund - Class A	934	1,739	880	782
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	40,019	47,029	46,058	59,238
ING Intermediate Bond Portfolio - Class S	472	64	207	58
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	1,381	5,944	1,451	7,415
ING BlackRock Health Sciences Opportunities Portfolio - Service
Class	3,950	2,949	1,650	1,955
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	74	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	10,576	11,125	3,507	7,645
ING BlackRock Large Cap Growth Portfolio - Service Class	684	281	261	242
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	97	51	67	47
ING Clarion Global Real Estate Portfolio - Adviser Class	3	1	-	-
ING Clarion Global Real Estate Portfolio - Institutional Class	9,333	8,020	11,324	5,712
ING Clarion Real Estate Portfolio - Adviser Class	17	-	-	-
ING Clarion Real Estate Portfolio - Institutional Class	1,476	1,218	1,933	1,599
ING Clarion Real Estate Portfolio - Service Class	10,190	6,754	13,022	5,105
ING Core Growth and Income Portfolio - Service Class	1,627	21,233	8,194	1,752
ING FMRSM Diversified Mid Cap Portfolio - Service Class	12,205	4,971	11,909	1,974
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	15	1	-	-
ING Global Resources Portfolio - Adviser Class	2	-	-	-
ING Global Resources Portfolio - Institutional Class	-	-	-	-
ING Global Resources Portfolio - Service Class	22,214	19,089	16,350	12,441
ING Invesco Van Kampen Growth and Income Portfolio - Service
Class	3,026	4,324	4,262	3,126
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	77	114	313	363
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	4,472	7,938	7,456	8,090
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	3,295	6,275	6,144	6,297
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	8	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	3,035	739	2,673	894
ING Large Cap Growth Portfolio - Adviser Class	148	27	-	-
ING Large Cap Growth Portfolio - Institutional Class	149,451	9,464	-	-
ING Large Cap Growth Portfolio - Service Class	1,580	4,520	2,927	425
ING Large Cap Value Portfolio - Institutional Class	98,178	26,941	9,478	16,081
ING Large Cap Value Portfolio - Service Class	902	86	-	-
ING Lord Abbett Growth and Income Portfolio - Institutional Class	424	90,799	5,318	8,949
ING Lord Abbett Growth and Income Portfolio - Service Class	7	834	69	44

219

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Marsico Growth Portfolio - Institutional Class	$ 2,144	$ 2,339	$ 1,987	$ 1,591
ING Marsico Growth Portfolio - Service Class	328	270	128	24
ING MFS Total Return Portfolio - Adviser Class	192	125	122	34
ING MFS Total Return Portfolio - Institutional Class	4,067	8,112	2,563	6,221
ING MFS Total Return Portfolio - Service Class	2,197	3,036	2,011	4,031
ING MFS Utilities Portfolio - Service Class	8,099	4,185	4,691	4,602
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	14	-	-	-
ING PIMCO High Yield Portfolio - Adviser Class	30	1	-	-
ING PIMCO High Yield Portfolio - Institutional Class	5,642	2,091	5,129	1,958
ING PIMCO High Yield Portfolio - Service Class	8,202	4,672	9,782	2,636
ING Pioneer Fund Portfolio - Institutional Class	2,575	2,145	4,928	1,747
ING Pioneer Fund Portfolio - Service Class	123	286	89	26
ING Pioneer Mid Cap Value Portfolio - Institutional Class	5,681	13,012	5,865	9,467
ING Pioneer Mid Cap Value Portfolio - Service Class	101	102	81	91
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	196	43	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	58,516	18,096	68,540	9,464
ING T. Rowe Price Equity Income Portfolio - Adviser Class	353	212	226	419
ING T. Rowe Price Equity Income Portfolio - Service Class	9,275	12,421	11,416	28,389
ING T. Rowe Price International Stock Portfolio - Adviser Class	23	5	6	111
ING T. Rowe Price International Stock Portfolio - Service Class	1,431	1,425	1,262	2,587
ING Templeton Global Growth Portfolio - Institutional Class	162	134	123	166
ING Templeton Global Growth Portfolio - Service Class	1,477	974	765	805
ING U.S. Stock Index Portfolio - Institutional Class	1,674	476	1,599	218
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	92,669	93,318	52,050	112,992
ING Mutual Funds:
ING Global Real Estate Fund - Class A	27	6	21	3
ING International Capital Appreciation Fund - Class I	-	10	8	1
ING International SmallCap Multi-Manager Fund - Class A	166	532	213	446
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	50	9	35	23
ING American Century Small-Mid Cap Value Portfolio - Initial Class	5	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Service Class	6,215	6,304	8,825	6,414
ING Baron Small Cap Growth Portfolio - Adviser Class	114	148	97	50
ING Baron Small Cap Growth Portfolio - Service Class	11,662	14,857	10,108	13,686
ING Columbia Small Cap Value II Portfolio - Adviser Class	292	62	1	-
ING Columbia Small Cap Value II Portfolio - Service Class	2,586	1,695	853	335
ING Davis New York Venture Portfolio - Service Class	1,216	2,979	2,320	2,122
ING Fidelity® VIP Mid Cap Portfolio - Service Class	1,539	6,258	2,782	1,413
ING Global Bond Portfolio - Adviser Class	65	104	303	109
ING Global Bond Portfolio - Initial Class	33,393	26,391	25,923	20,685
ING Global Bond Portfolio - Service Class	1,128	1,239	435	50

220

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Index Solution 2015 Portfolio - Initial Class	$ 11	$ -	$ -	$-
ING Index Solution 2015 Portfolio - Service Class	523	31	51	-
ING Index Solution 2015 Portfolio - Service 2 Class	251	96	842	183
ING Index Solution 2025 Portfolio - Initial Class	76	-	-	-
ING Index Solution 2025 Portfolio - Service Class	144	111	28	-
ING Index Solution 2025 Portfolio - Service 2 Class	836	184	1,775	354
ING Index Solution 2035 Portfolio - Initial Class	47	6	-	-
ING Index Solution 2035 Portfolio - Service Class	214	150	21	-
ING Index Solution 2035 Portfolio - Service 2 Class	714	93	1,092	104
ING Index Solution 2045 Portfolio - Initial Class	16	(1)	-	-
ING Index Solution 2045 Portfolio - Service Class	20	-	1	-
ING Index Solution 2045 Portfolio - Service 2 Class	475	53	551	26
ING Index Solution 2055 Portfolio - Initial Class	-	-	-	-
ING Index Solution 2055 Portfolio - Service Class	84	20	3	-
ING Index Solution 2055 Portfolio - Service 2 Class	65	8	-	-
ING Index Solution Income Portfolio - Service Class	714	69	-	-
ING Index Solution Income Portfolio - Service 2 Class	38	6	187	32
ING Invesco Van Kampen Comstock Portfolio - Adviser Class	39	36	22	36
ING Invesco Van Kampen Comstock Portfolio - Service Class	3,098	7,193	3,737	8,881
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class	191	34	18	35
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	11,703	24,843	10,181	24,640
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	58	37	66	19
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	56	134	54	34
ING JPMorgan Mid Cap Value Portfolio - Service Class	2,614	3,160	2,441	3,729
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser
Class	23	93	6	41
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial
Class	28,864	121,346	3,937	11,346
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service
Class	80	223	22	17
ING Oppenheimer Global Portfolio - Adviser Class	144	57	89	46
ING Oppenheimer Global Portfolio - Initial Class	15,546	55,794	18,058	50,460
ING Oppenheimer Global Portfolio - Service Class	114	55	142	59
ING PIMCO Total Return Portfolio - Adviser Class	1,615	945	1,317	582
ING PIMCO Total Return Portfolio - Initial Class	77	-	-	-
ING PIMCO Total Return Portfolio - Service Class	42,234	29,678	65,731	20,241
ING Pioneer High Yield Portfolio - Initial Class	8,474	5,717	6,944	4,319
ING Pioneer High Yield Portfolio - Service Class	129	82	229	76
ING Solution 2015 Portfolio - Adviser Class	594	284	2,043	16,774
ING Solution 2015 Portfolio - Service Class	11,627	7,717	13,811	3,963
ING Solution 2015 Portfolio - Service 2 Class	2,926	3,146	17,927	3,526
ING Solution 2025 Portfolio - Adviser Class	86	31	1,566	20,444
ING Solution 2025 Portfolio - Service Class	15,714	5,043	16,642	3,520
ING Solution 2025 Portfolio - Service 2 Class	3,133	2,498	21,945	2,693
ING Solution 2035 Portfolio - Adviser Class	135	161	946	17,667
ING Solution 2035 Portfolio - Service Class	15,535	4,313	13,300	3,482

221

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution 2035 Portfolio - Service 2 Class	$ 2,906	$ 2,424	$ 19,285	$ 3,075
ING Solution 2045 Portfolio - Adviser Class	84	37	822	12,634
ING Solution 2045 Portfolio - Service Class	11,495	2,551	9,900	2,037
ING Solution 2045 Portfolio - Service 2 Class	2,278	1,828	14,095	1,156
ING Solution 2055 Portfolio - Service Class	2,025	773	217	10
ING Solution 2055 Portfolio - Service 2 Class	184	81	157	-
ING Solution Growth Portfolio - Service Class	878	281	486	94
ING Solution Income Portfolio - Adviser Class	186	888	555	8,495
ING Solution Income Portfolio - Service Class	4,429	2,739	4,496	1,998
ING Solution Income Portfolio - Service 2 Class	711	3,020	8,513	3,477
ING Solution Moderate Portfolio - Service Class	950	349	938	167
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser
Class	44	68	98	54
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	11,488	34,229	11,233	23,810
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	140	95	141	54
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	197	231	240	279
ING T. Rowe Price Growth Equity Portfolio - Initial Class	8,566	21,121	10,023	19,530
ING T. Rowe Price Growth Equity Portfolio - Service Class	457	408	296	156
ING Templeton Foreign Equity Portfolio - Adviser Class	325	110	112	24
ING Templeton Foreign Equity Portfolio - Initial Class	4,946	10,736	6,066	9,417
ING Templeton Foreign Equity Portfolio - Service Class	31	21	29	5
ING Thornburg Value Portfolio - Adviser Class	456	114	67	142
ING Thornburg Value Portfolio - Initial Class	9,871	14,703	6,004	10,571
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	23	12	8	18
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,631	10,330	2,854	9,820
ING UBS U.S. Large Cap Equity Portfolio - Service Class	2	-	4	-
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	40	49	165	113
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	6,827	5,045	5,941	6,465
ING Strategic Allocation Growth Portfolio - Class I	4,923	5,492	5,920	6,087
ING Strategic Allocation Moderate Portfolio - Class I	7,662	8,811	6,988	5,824
ING Variable Funds:
ING Growth and Income Portfolio - Class A	351	82	156	22
ING Growth and Income Portfolio - Class I	22,593	140,388	84,713	130,885
ING Growth and Income Portfolio - Class S	6,887	1,064	487	59
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	5	185	7	239
ING GET U.S. Core Portfolio - Series 6	62	1,840	41	173
ING GET U.S. Core Portfolio - Series 7	26	454	32	333
ING GET U.S. Core Portfolio - Series 8	6	19	8	9
ING GET U.S. Core Portfolio - Series 9	3	40	3	7
ING GET U.S. Core Portfolio - Series 10	1	16	2	8
ING GET U.S. Core Portfolio - Series 11	1	1	1	1

222

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Adviser Class	$ 2	$ -	$ -	$-
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	10,264	9,103	6,732	6,047
ING Index Plus LargeCap Portfolio - Class I	9,472	33,589	12,099	34,377
ING Index Plus LargeCap Portfolio - Class S	75	35	25	90
ING Index Plus MidCap Portfolio - Class I	12,306	33,956	14,311	33,790
ING Index Plus MidCap Portfolio - Class S	42	244	174	146
ING Index Plus SmallCap Portfolio - Class I	5,978	16,554	8,323	11,076
ING Index Plus SmallCap Portfolio - Class S	80	52	10	6
ING International Index Portfolio - Class I	3,349	2,982	2,910	2,853
ING International Index Portfolio - Class S	26	30	14	18
ING Russell™ Large Cap Growth Index Portfolio - Class I	2,786	1,447	2,005	1,298
ING Russell™ Large Cap Growth Index Portfolio - Class S	421	360	162	62
ING Russell™ Large Cap Index Portfolio - Class I	3,585	1,523	3,182	2,078
ING Russell™ Large Cap Index Portfolio - Class S	-	1	9	-
ING Russell™ Large Cap Value Index Portfolio - Class I	62	20	86	22
ING Russell™ Large Cap Value Index Portfolio - Class S	1,496	1,027	1,336	918
ING Russell™ Mid Cap Growth Index Portfolio - Class S	2,134	1,411	1,357	564
ING Russell™ Mid Cap Index Portfolio - Class I	2,978	1,387	2,386	550
ING Russell™ Small Cap Index Portfolio - Class I	3,493	1,702	3,035	530
ING Small Company Portfolio - Class I	4,758	13,878	7,705	10,751
ING Small Company Portfolio - Class S	48	4	12	9
ING U.S. Bond Index Portfolio - Class I	7,014	3,093	3,810	2,498
ING Variable Products Trust:
ING International Value Portfolio - Class I	5,567	14,904	7,026	26,928
ING International Value Portfolio - Class S	40	49	36	56
ING MidCap Opportunities Portfolio - Class I	12,540	2,978	8,292	2,248
ING MidCap Opportunities Portfolio - Class S	346	804	1,889	141
ING SmallCap Opportunities Portfolio - Class I	4,682	3,525	6,075	1,610
ING SmallCap Opportunities Portfolio - Class S	17	147	128	18
Invesco Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	1,252	974	3,099	748
Invesco Small Cap Growth Fund - Class A	12	19	7	5
Invesco Investment Funds:
Invesco Endeavor Fund - Class A	-	-	-	-
Invesco Global Health Care Fund - Investor Class	138	144	29	18
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y	5,537	11,228	3,896	753
Invesco Van Kampen Small Cap Value Fund - Class A	79	104	142	109
Invesco Van Kampen Small Cap Value Fund - Class Y	12,536	1,751	-	-
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	777	2,441	878	2,029
Invesco V.I. Core Equity Fund - Series I Shares	1,492	4,869	1,510	4,728

223

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	$ 27	$ 106	$ 22	$55
Janus Aspen Series Enterprise Portfolio - Institutional Shares	14	51	20	60
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	12	11	10	7
Janus Aspen Series Janus Portfolio - Institutional Shares	5	26	3	14
Janus Aspen Series Worldwide Portfolio - Institutional Shares	12	43	19	49
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	-	-	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	2,209	736	1,507	467
LKCM Funds:
LKCM Aquinas Growth Fund	30	61	36	35
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	3,584	693	1,717	388
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	66	1	18	-
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	49	2	4	-
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	218	272	210	97
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	144	681	194	133
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	49	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	6,986	10,438	3,889	13,915
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	67	11	72	43
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class	69	1	-	-
Neuberger Berman Socially Responsive Fund® - Trust Class	5,245	1,427	2,549	274
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	356	799	491	551
New Perspective Fund®, Inc. - Class R-4	7,518	6,720	9,857	4,117
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	107	155	133	249
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	26,123	29,240	38,216	20,090
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	9	32	38	-
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	92	3	52	-
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	7	62	9	36
Oppenheimer Global Strategic Income Fund/VA	7	10	11	8
Oppenheimer Main Street Fund®/VA	1	9	1	9
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	989	1,730	2,356	2,093
Oppenheimer Small- & Mid-Cap Growth Fund/VA	-	4	-	4

224

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	$ 39	$ 1	$ -	$-
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	3,533	7,259	4,145	10,370
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	53,005	18,659	48,198	9,360
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	783	1,075	786	1,010
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	257	3	-	-
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,400	7,469	5,213	7,641
Pioneer High Yield VCT Portfolio - Class I	4,942	2,742	4,149	3,351
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	1	1
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3	13	101	92	181
Columbia Diversified Equity Income Fund - Class R-4	2,219	1,203	2,119	628
The Royce Fund:
Royce Total Return Fund - Class K	-	-	-	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	3,233	2,376	5,217	1,917
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	110	223	118	432
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	46	29	50	14
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	305	132	263	364
Templeton Income Trust:
Templeton Global Bond Fund - Class A	38,534	17,258	49,416	8,740
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	65	1	-	-
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	7,465	1,027	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	5	11	7	10
Equity Income Portfolio	52	28	58	10
Small Company Growth Portfolio	6	25	8	18
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	1	-	-	-
Wanger Advisors Trust:
Wanger International	8,482	3,664	9,186	1,765
Wanger Select	8,850	13,817	18,361	4,041
Wanger USA	12,896	3,653	7,428	2,071
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	606	848	564	642
Washington Mutual Investors FundSM, Inc. - Class R-4	8,751	7,101	7,556	7,792

225

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	$ 18	$ 16	$ 24 $	12
Wells Fargo Advantage Special Small Cap Values Fund - Class A	3,782	11,868	7,877	9,446

226

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Changes in Units

The changes in units outstanding were as follows:

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
The Alger Funds II:
Alger Green Fund - Class A		45,978	37,803	8,175	141,653	117,849	23,804
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A		11,229	14,060	(2,831)	16,793	19,248	(2,455)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A		8,272	8,882	(610)	4,582	7,123	(2,541)
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A		7,160	13,176	(6,016)	18,336	10,513	7,823
Allianz NFJ Large-Cap Value Fund - Institutional Class		212,727	72,516	140,211	151,788	83,349	68,439
Allianz NFJ Small-Cap Value Fund - Class A		11,905	12,400	(495)	13,769	30,584	(16,815)
Amana Mutual Funds Trust:
Amana Growth Fund		1,503,344	596,113	907,231	1,482,984	525,369	957,615
Amana Income Fund		1,561,603	692,444	869,159	1,908,155	417,788	1,490,367
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3		247,967	299,153	(51,186)	196,819	223,903	(27,084)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class		2,983,286	1,106,208	1,877,078	1,713,749	953,052	760,697
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class		143,298	129,427	13,871	147,928	162,308	(14,380)
American Funds American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4		574	-	574	-	-	-
Ariel Investment Trust:
Ariel Appreciation Fund		36,207	43,421	(7,214)	27,362	20,375	6,987
Ariel Fund		363,536	279,935	83,601	204,877	126,738	78,139
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares		209,175	160,594	48,581	407,387	334,222	73,165

	227

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	417,977	155,269	262,708	295,252	45,847	249,405
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	25,625	1,647	23,978	15,481	2	15,479
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	383,017	189,349	193,668	439,373	175,323	264,050
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	421,875	370,880	50,995	816,433	640,049	176,384
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	250,371	378,281	(127,910)	271,534	359,124	(87,590)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	14,291	7,630	6,661	31,876	6,500	25,376
Cohen & Steers Realty Shares, Inc.
Cohen & Steers Realty Shares	122,771	51,287	71,484	-	-	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	5,535	613	4,922	653	-	653
ColumbiaSM Acorn Fund® - Class Z	555,268	174,473	380,795	547,398	190,910	356,488
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	147,759	133,356	14,403	192,754	164,606	28,148
Columbia Mid Cap Value Fund - Class Z	466,216	182,395	283,821	233,762	122,114	111,648
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	10,184	9,340	844	25,071	15,235	9,836
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	13,940	422	13,518	299	-	299
Dodge & Cox Stock Fund	2,198	-	2,198	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	5,643	2,294	3,349	5,995	834	5,161
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	2,344	1,609	735	4,154	2,380	1,774

	228

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	298,079	391,134	(93,055)	331,860	310,727	21,133
EuroPacific Growth Fund® - Class R-4	3,740,227	4,038,723	(298,496)	4,549,396	3,844,161	705,235
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	24,980	6,470	18,510	4,438	1,311	3,127
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,242,225	3,425,223	(1,182,998)	2,256,647	3,350,761	(1,094,114)
Fidelity® VIP Growth Portfolio - Initial Class	2,439,098	2,928,549	(489,451)	2,917,042	3,363,027	(445,985)
Fidelity® VIP High Income Portfolio - Initial Class	340,019	381,872	(41,853)	341,067	356,462	(15,395)
Fidelity® VIP Overseas Portfolio - Initial Class	521,630	656,206	(134,576)	485,201	696,533	(211,332)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,330,581	8,462,908	(1,132,327)	13,914,298	15,157,315	(1,243,017)
Fidelity® VIP Index 500 Portfolio - Initial Class	472,827	625,749	(152,922)	519,762	603,631	(83,869)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	278,671	296,206	(17,535)	327,822	162,279	165,543
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	108,957	126,312	(17,355)	81,496	112,973	(31,477)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	87,145	144,144	(56,999)	95,666	84,722	10,944
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	46,437	44,360	2,077	24,433	27,280	(2,847)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,868,751	2,168,041	(299,290)	2,577,541	2,064,161	513,380
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	90,364	54,483	35,881	116,011	91,342	24,669
Fundamental InvestorsSM, Inc. - Class R-4	1,199,786	1,052,135	147,651	1,813,422	1,012,664	800,758
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	558,650	736,153	(177,503)	583,377	540,230	43,147
The Growth Fund of America® - Class R-4	4,354,240	6,267,949	(1,913,709)	5,996,832	5,604,283	392,549

	229

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	21,916	20,568	1,348	23,938	7,398	16,540
The Hartford Dividend And Growth Fund - Class R4	2,198	3,872	(1,674)	7,345	3,186	4,159
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	100,519	94,333	6,186	98,192	100,523	(2,331)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	1,326,562	3,069,646	(1,743,084)	4,712,385	6,226,402	(1,514,017)
ING Equity Trust:
ING Real Estate Fund - Class A	84,411	87,388	(2,977)	58,754	63,710	(4,956)
ING Value Choice Fund - Class A	398	184	214	-	-	-
ING Funds Trust:
ING GNMA Income Fund - Class A	170,899	182,791	(11,892)	225,619	246,338	(20,719)
ING Intermediate Bond Fund - Class A	105,608	180,505	(74,897)	168,473	176,344	(7,871)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	3,765,002	4,310,213	(545,211)	8,540,074	9,440,580	(900,506)
ING Intermediate Bond Portfolio - Class S	35,798	5,661	30,137	16,271	5,163	11,108
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	353,077	721,395	(368,318)	1,873,339	2,319,747	(446,408)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	530,814	465,080	65,734	348,758	368,725	(19,967)
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	6,915	-	6,915	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	2,148,326	2,232,277	(83,951)	1,379,091	1,833,561	(454,470)
ING BlackRock Large Cap Growth Portfolio - Service Class	65,252	32,298	32,954	29,851	28,224	1,627
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	10,775	5,718	5,057	6,631	4,385	2,246
ING Clarion Global Real Estate Portfolio - Adviser Class	250	-	250	-	-	-
ING Clarion Global Real Estate Portfolio - Institutional Class	1,829,946	1,880,112	(50,166)	1,823,495	1,682,944	140,551
ING Clarion Real Estate Portfolio - Adviser Class	1,853	55	1,798	-	-	-
ING Clarion Real Estate Portfolio - Institutional Class	129,503	123,702	5,801	188,549	164,687	23,862
ING Clarion Real Estate Portfolio - Service Class	1,965,228	1,684,181	281,047	2,281,454	1,566,442	715,012
ING Core Growth and Income Portfolio - Service Class	494,979	2,962,346	(2,467,367)	1,572,144	796,234	775,910
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,726,596	1,232,467	494,129	1,681,609	946,393	735,216

	230

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class		1,546	147	1,399	-	-	-
ING Global Resources Portfolio - Adviser Class		246	-	246	-	-	-
ING Global Resources Portfolio - Institutional Class		-	-	-	-	(1)	1
ING Global Resources Portfolio - Service Class		3,929,243	3,738,886	190,357	4,664,897	4,393,098	271,799
ING Invesco Van Kampen Growth and Income Portfolio - Service Class		501,723	609,138	(107,415)	693,986	580,260	113,726
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class		3,522	6,188	(2,666)	15,568	20,467	(4,899)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class		416,171	654,089	(237,918)	561,100	730,974	(169,874)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class		391,473	564,440	(172,967)	1,010,554	1,109,677	(99,123)
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class		975	-	975	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Service Class		325,301	160,671	164,630	264,664	122,654	142,010
ING Large Cap Growth Portfolio - Adviser Class		13,547	2,579	10,968	-	-	-
ING Large Cap Growth Portfolio - Institutional Class		15,143,063	2,270,000	12,873,063	-	-	-
ING Large Cap Growth Portfolio - Service Class		119,762	311,721	(191,959)	229,020	40,374	188,646
ING Large Cap Value Portfolio - Institutional Class		15,598,606	7,324,577	8,274,029	3,778,950	4,975,372	(1,196,422)
ING Large Cap Value Portfolio - Service Class		120,854	26,502	94,352	342	386	(44)
ING Lord Abbett Growth and Income Portfolio - Institutional Class		109,250	9,259,371	(9,150,121)	2,505,921	2,951,079	(445,158)
ING Lord Abbett Growth and Income Portfolio - Service Class		709	83,618	(82,909)	12,251	9,403	2,848
ING Marsico Growth Portfolio - Institutional Class		339,657	356,752	(17,095)	371,058	331,264	39,794
ING Marsico Growth Portfolio - Service Class		33,722	28,792	4,930	37,453	27,544	9,909
ING MFS Total Return Portfolio - Adviser Class		13,769	10,292	3,477	9,981	1,922	8,059
ING MFS Total Return Portfolio - Institutional Class		624,541	1,079,643	(455,102)	668,223	991,313	(323,090)
ING MFS Total Return Portfolio - Service Class		357,365	439,753	(82,388)	469,670	601,463	(131,793)
ING MFS Utilities Portfolio - Service Class		847,213	696,790	150,423	757,963	796,916	(38,953)
ING Morgan Stanley Global Franchise Portfolio - Adviser Class		1,493	-	1,493	-	-	-
ING PIMCO High Yield Portfolio - Adviser Class		3,009	50	2,959	-	-	-
ING PIMCO High Yield Portfolio - Institutional Class		536,889	330,515	206,374	461,543	248,772	212,771
ING PIMCO High Yield Portfolio - Service Class		845,070	704,179	140,891	1,108,112	680,043	428,069
ING Pioneer Fund Portfolio - Institutional Class		412,781	394,635	18,146	720,447	411,607	308,840

	231

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Service Class		18,423	36,150	(17,727)	9,923	3,402	6,521
ING Pioneer Mid Cap Value Portfolio - Institutional Class		1,632,079	2,392,531	(760,452)	2,032,649	2,437,870	(405,221)
ING Pioneer Mid Cap Value Portfolio - Service Class		27,093	27,927	(834)	29,001	29,996	(995)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class		19,664	4,547	15,117	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class		8,658,513	6,099,671	2,558,842	9,237,628	4,820,009	4,417,619
ING T. Rowe Price Equity Income Portfolio - Adviser Class		30,214	19,911	10,303	19,049	39,742	(20,693)
ING T. Rowe Price Equity Income Portfolio - Service Class		1,417,824	1,693,804	(275,980)	7,831,293	9,108,724	(1,277,431)
ING T. Rowe Price International Stock Portfolio - Adviser Class		2,172	571	1,601	375	13,730	(13,355)
ING T. Rowe Price International Stock Portfolio - Service Class		199,414	213,436	(14,022)	220,238	331,857	(111,619)
ING Templeton Global Growth Portfolio - Institutional Class		15,342	13,885	1,457	13,875	17,890	(4,015)
ING Templeton Global Growth Portfolio - Service Class		224,056	181,115	42,941	139,183	146,600	(7,417)
ING U.S. Stock Index Portfolio - Institutional Class		103,395	44,402	58,993	140,789	23,860	116,929
ING Money Market Portfolio:
ING Money Market Portfolio - Class I		12,927,417	12,756,153	171,264	13,974,028	17,020,686	(3,046,658)
ING Mutual Funds:
ING Global Real Estate Fund - Class A		2,102	870	1,232	6,325	5,062	1,263
ING International Capital Appreciation Fund - Class I		784	1,370	(586)	1,231	678	553
ING International SmallCap Multi-Manager Fund - Class A		14,785	36,931	(22,146)	35,060	50,962	(15,902)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class		3,671	807	2,864	2,108	1,158	950
ING American Century Small-Mid Cap Value Portfolio - Initial Class		494	15	479	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Service Class		798,721	807,683	(8,962)	2,426,715	2,317,165	109,550
ING Baron Small Cap Growth Portfolio - Adviser Class		9,563	12,264	(2,701)	9,407	4,853	4,554
ING Baron Small Cap Growth Portfolio - Service Class		1,947,175	2,032,531	(85,356)	2,947,533	3,123,153	(175,620)
ING Columbia Small Cap Value II Portfolio - Adviser Class		36,182	13,749	22,433	74	-	74
ING Columbia Small Cap Value II Portfolio - Service Class		350,253	268,426	81,827	231,564	174,917	56,647
ING Davis New York Venture Portfolio - Service Class		192,362	305,032	(112,670)	321,444	318,964	2,480
ING Fidelity® VIP Mid Cap Portfolio - Service Class		225,045	616,337	(391,292)	306,486	188,422	118,064
ING Global Bond Portfolio - Adviser Class		2,663	7,749	(5,086)	21,680	7,267	14,413

	232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Global Bond Portfolio - Initial Class		4,000,136	4,251,527	(251,391)	3,677,388	3,552,941	124,447
ING Global Bond Portfolio - Service Class		121,701	139,022	(17,321)	50,911	19,317	31,594
ING Index Solution 2015 Portfolio - Initial Class		891	-	891	-	-	-
ING Index Solution 2015 Portfolio - Service Class		41,746	2,413	39,333	5,073	2	5,071
ING Index Solution 2015 Portfolio - Service 2 Class		39,861	29,740	10,121	84,908	22,639	62,269
ING Index Solution 2025 Portfolio - Initial Class		5,946	-	5,946	-	-	-
ING Index Solution 2025 Portfolio - Service Class		13,767	12,000	1,767	2,061	-	2,061
ING Index Solution 2025 Portfolio - Service 2 Class		101,430	55,060	46,370	184,454	52,425	132,029
ING Index Solution 2035 Portfolio - Initial Class		3,566	462	3,104	-	-	-
ING Index Solution 2035 Portfolio - Service Class		15,139	10,109	5,030	1,915	(1)	1,916
ING Index Solution 2035 Portfolio - Service 2 Class		90,551	44,279	46,272	116,799	24,333	92,466
ING Index Solution 2045 Portfolio - Initial Class		1,217	-	1,217	-	-	-
ING Index Solution 2045 Portfolio - Service Class		1,486	17	1,469	38	-	38
ING Index Solution 2045 Portfolio - Service 2 Class		50,563	18,046	32,517	56,448	7,523	48,925
ING Index Solution 2055 Portfolio - Initial Class		35	-	35	-	-	-
ING Index Solution 2055 Portfolio - Service Class		7,450	1,848	5,602	256	-	256
ING Index Solution 2055 Portfolio - Service 2 Class		5,660	862	4,798	18	1	17
ING Index Solution Income Portfolio - Service Class		56,971	5,760	51,211	-	-	-
ING Index Solution Income Portfolio - Service 2 Class		3,857	1,676	2,181	21,957	7,068	14,889
ING Invesco Van Kampen Comstock Portfolio - Adviser Class		3,233	3,387	(154)	1,829	3,578	(1,749)
ING Invesco Van Kampen Comstock Portfolio - Service Class		607,096	941,170	(334,074)	1,016,974	1,479,441	(462,467)
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class		14,297	2,776	11,521	1,009	3,078	(2,069)
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class		3,230,645	4,541,528	(1,310,883)	2,632,160	4,163,581	(1,531,421)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class		1,364	855	509	1,707	487	1,220
ING JPMorgan Mid Cap Value Portfolio - Adviser Class		4,337	10,335	(5,998)	4,019	2,298	1,721
ING JPMorgan Mid Cap Value Portfolio - Service Class		386,702	417,534	(30,832)	473,470	546,831	(73,361)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser Class		608	9,192	(8,584)	633	4,742	(4,109)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class		97,997	9,130,419	(9,032,422)	1,401,390	1,979,797	(578,407)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class		2,089	18,402	(16,313)	2,792	2,168	624

	233

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Oppenheimer Global Portfolio - Adviser Class		11,592	4,855	6,737	7,591	4,199	3,392
ING Oppenheimer Global Portfolio - Initial Class		5,014,563	8,223,514	(3,208,951)	6,708,567	9,861,179	(3,152,612)
ING Oppenheimer Global Portfolio - Service Class		7,423	3,859	3,564	10,273	4,632	5,641
ING PIMCO Total Return Portfolio - Adviser Class		80,738	42,289	38,449	86,452	35,474	50,978
ING PIMCO Total Return Portfolio - Initial Class		7,652	67	7,585	-	-	-
ING PIMCO Total Return Portfolio - Service Class		5,362,700	5,384,576	(21,876)	8,136,537	5,431,508	2,705,029
ING Pioneer High Yield Portfolio - Initial Class		968,504	863,802	104,702	1,619,389	1,490,029	129,360
ING Pioneer High Yield Portfolio - Service Class		19,735	17,773	1,962	17,444	7,091	10,353
ING Solution 2015 Portfolio - Adviser Class		33,488	7,037	26,451	338,670	1,640,501	(1,301,831)
ING Solution 2015 Portfolio - Service Class		1,868,878	1,636,193	232,685	1,816,759	981,431	835,328
ING Solution 2015 Portfolio - Service 2 Class		706,826	762,808	(55,982)	1,937,267	640,594	1,296,673
ING Solution 2025 Portfolio - Adviser Class		7,271	2,677	4,594	354,162	2,076,046	(1,721,884)
ING Solution 2025 Portfolio - Service Class		2,503,508	1,694,726	808,782	2,635,373	1,461,678	1,173,695
ING Solution 2025 Portfolio - Service 2 Class		745,378	726,430	18,948	2,274,477	566,788	1,707,689
ING Solution 2035 Portfolio - Adviser Class		12,311	14,293	(1,982)	286,562	1,799,158	(1,512,596)
ING Solution 2035 Portfolio - Service Class		2,399,857	1,485,358	914,499	2,231,641	1,349,651	881,990
ING Solution 2035 Portfolio - Service 2 Class		622,211	603,092	19,119	1,936,436	511,170	1,425,266
ING Solution 2045 Portfolio - Adviser Class		4,229	434	3,795	194,723	1,258,940	(1,064,217)
ING Solution 2045 Portfolio - Service Class		1,894,220	1,147,485	746,735	2,036,203	1,300,711	735,492
ING Solution 2045 Portfolio - Service 2 Class		435,737	409,744	25,993	1,407,049	265,282	1,141,767
ING Solution 2055 Portfolio - Service Class		191,599	80,464	111,135	20,098	926	19,172
ING Solution 2055 Portfolio - Service 2 Class		17,375	8,707	8,668	16,896	1,810	15,086
ING Solution Growth Portfolio - Service Class		98,395	36,165	62,230	61,688	17,428	44,260
ING Solution Income Portfolio - Adviser Class		14,120	72,389	(58,269)	105,787	797,829	(692,042)
ING Solution Income Portfolio - Service Class		525,658	424,762	100,896	606,445	415,137	191,308
ING Solution Income Portfolio - Service 2 Class		152,073	369,335	(217,262)	841,314	383,001	458,313
ING Solution Moderate Portfolio - Service Class		101,108	42,837	58,271	103,183	23,722	79,461
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class		3,011	4,768	(1,757)	7,074	3,075	3,999
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class		2,987,974	4,455,573	(1,467,599)	3,792,667	4,816,050	(1,023,383)

	234

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class		12,421	8,632	3,789	20,190	12,596	7,594
ING T. Rowe Price Growth Equity Portfolio - Adviser Class		18,295	21,090	(2,795)	22,737	26,602	(3,865)
ING T. Rowe Price Growth Equity Portfolio - Initial Class		1,836,940	2,279,039	(442,099)	3,311,494	3,495,977	(184,483)
ING T. Rowe Price Growth Equity Portfolio - Service Class		60,573	55,997	4,576	80,134	68,009	12,125
ING Templeton Foreign Equity Portfolio - Adviser Class		42,657	20,292	22,365	12,053	1,716	10,337
ING Templeton Foreign Equity Portfolio - Initial Class		1,320,471	2,097,122	(776,651)	1,550,476	2,117,048	(566,572)
ING Templeton Foreign Equity Portfolio - Service Class		7,170	6,217	953	2,929	530	2,399
ING Thornburg Value Portfolio - Adviser Class		44,733	17,127	27,606	4,945	12,571	(7,626)
ING Thornburg Value Portfolio - Initial Class		890,698	1,171,010	(280,312)	709,235	977,392	(268,157)
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class		2,196	1,186	1,010	838	1,977	(1,139)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class		367,446	1,005,809	(638,363)	566,138	1,093,397	(527,259)
ING UBS U.S. Large Cap Equity Portfolio - Service Class		246	-	246	494	(1)	495
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A		12,973	13,552	(579)	16,078	12,366	3,712
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I		588,721	545,084	43,637	747,516	814,139	(66,623)
ING Strategic Allocation Growth Portfolio - Class I		721,640	796,849	(75,209)	940,285	1,038,631	(98,346)
ING Strategic Allocation Moderate Portfolio - Class I		893,158	1,047,207	(154,049)	923,628	964,343	(40,715)
ING Variable Funds:
ING Growth and Income Portfolio - Class A		34,567	7,934	26,633	17,534	2,142	15,392
ING Growth and Income Portfolio - Class I		3,234,740	8,466,661	(5,231,921)	7,435,484	8,643,832	(1,208,348)
ING Growth and Income Portfolio - Class S		746,696	150,865	595,831	61,797	17,685	44,112
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5		-	17,588	(17,588)	-	22,229	(22,229)
ING GET U.S. Core Portfolio - Series 6		-	178,447	(178,447)	-	13,528	(13,528)
ING GET U.S. Core Portfolio - Series 7		-	41,033	(41,033)	2,652	32,470	(29,818)
ING GET U.S. Core Portfolio - Series 8		-	1,222	(1,222)	2,206	2,470	(264)
ING GET U.S. Core Portfolio - Series 9		-	3,652	(3,652)	-	481	(481)
ING GET U.S. Core Portfolio - Series 10		-	1,543	(1,543)	-	635	(635)
ING GET U.S. Core Portfolio - Series 11		-	8	(8)	-	29	(29)

	235

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	262	-	262	-	-	-
ING BlackRock Science and Technology Opportunities Portfolio - Class I	3,845,670	3,644,092	201,578	3,661,949	3,451,937	210,012
ING Index Plus LargeCap Portfolio - Class I	1,908,535	3,425,158	(1,516,623)	2,520,283	4,135,055	(1,614,772)
ING Index Plus LargeCap Portfolio - Class S	6,678	3,138	3,540	1,875	9,062	(7,187)
ING Index Plus MidCap Portfolio - Class I	2,206,087	3,194,471	(988,384)	4,076,518	5,133,360	(1,056,842)
ING Index Plus MidCap Portfolio - Class S	3,850	20,710	(16,860)	16,709	15,052	1,657
ING Index Plus SmallCap Portfolio - Class I	1,187,003	1,837,098	(650,095)	1,680,563	1,872,272	(191,709)
ING Index Plus SmallCap Portfolio - Class S	8,484	5,753	2,731	1,274	821	453
ING International Index Portfolio - Class I	652,390	642,818	9,572	635,621	702,663	(67,042)
ING International Index Portfolio - Class S	1,759	2,148	(389)	1,854	2,371	(517)
ING Russell™ Large Cap Growth Index Portfolio - Class I	250,605	157,536	93,069	197,098	143,691	53,407
ING Russell™ Large Cap Growth Index Portfolio - Class S	47,175	43,117	4,058	19,313	11,164	8,149
ING Russell™ Large Cap Index Portfolio - Class I	666,388	447,636	218,752	585,390	480,629	104,761
ING Russell™ Large Cap Index Portfolio - Class S	-	35	(35)	698	15	683
ING Russell™ Large Cap Value Index Portfolio - Class I	4,635	1,581	3,054	10,217	5,704	4,513
ING Russell™ Large Cap Value Index Portfolio - Class S	145,739	110,586	35,153	116,940	101,661	15,279
ING Russell™ Mid Cap Growth Index Portfolio - Class S	201,408	156,834	44,574	140,230	87,096	53,134
ING Russell™ Mid Cap Index Portfolio - Class I	418,472	270,989	147,483	368,526	163,485	205,041
ING Russell™ Small Cap Index Portfolio - Class I	461,382	295,679	165,703	390,566	133,652	256,914
ING Small Company Portfolio - Class I	891,207	1,216,714	(325,507)	1,396,919	1,446,648	(49,729)
ING Small Company Portfolio - Class S	3,269	245	3,024	584	324	260
ING U.S. Bond Index Portfolio - Class I	724,398	407,676	316,722	463,662	354,446	109,216
ING Variable Products Trust:
ING International Value Portfolio - Class I	940,040	1,721,098	(781,058)	4,793,317	6,475,410	(1,682,093)
ING International Value Portfolio - Class S	3,371	4,711	(1,340)	2,662	4,962	(2,300)
ING MidCap Opportunities Portfolio - Class I	1,207,850	646,052	561,798	828,669	416,673	411,996
ING MidCap Opportunities Portfolio - Class S	66,193	99,938	(33,745)	195,227	19,773	175,454
ING SmallCap Opportunities Portfolio - Class I	1,173,326	1,057,523	115,803	932,173	472,610	459,563
ING SmallCap Opportunities Portfolio - Class S	1,327	10,320	(8,993)	10,799	1,303	9,496

236

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Growth Series:
Invesco Mid Cap Core Equity Fund - Class A		123,436	114,044	9,392	410,411	228,358	182,053
Invesco Small Cap Growth Fund - Class A		777	1,409	(632)	567	375	192
Invesco Investment Funds:
Invesco Endeavor Fund - Class A		12	-	12	-	-	-
Invesco Global Health Care Fund - Investor Class		6,490	6,952	(462)	3,564	3,182	382
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y		380,216	843,667	(463,451)	492,901	210,227	282,674
Invesco Van Kampen Small Cap Value Fund - Class A		8,719	10,521	(1,802)	10,424	8,777	1,647
Invesco Van Kampen Small Cap Value Fund - Class Y		1,227,672	203,653	1,024,019	-	-	-
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares		364,883	530,972	(166,089)	405,953	541,733	(135,780)
Invesco V.I. Core Equity Fund - Series I Shares		491,114	817,693	(326,579)	692,392	1,030,987	(338,595)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares		502	4,840	(4,338)	555	1,795	(1,240)
Janus Aspen Series Enterprise Portfolio - Institutional Shares		638	1,936	(1,298)	1,111	2,728	(1,617)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares		596	3,256	(2,660)	334	370	(36)
Janus Aspen Series Janus Portfolio - Institutional Shares		133	1,264	(1,131)	181	827	(646)
Janus Aspen Series Worldwide Portfolio - Institutional Shares		701	2,386	(1,685)	749	2,609	(1,860)
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares		3	19	(16)	16	-	16
Lazard U.S. Mid Cap Equity Portfolio - Open Shares		319,194	154,166	165,028	3,079,970	2,951,821	128,149
LKCM Funds:
LKCM Aquinas Growth Fund		24,980	23,598	1,382	8,459	8,186	273
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class		426,317	171,051	255,266	229,861	93,438	136,423
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A		6,620	2,549	4,071	1,330	-	1,330
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A		4,680	186	4,494	373	-	373

	237

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A		70,508	73,959	(3,451)	60,884	51,265	9,619
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A		26,472	55,454	(28,982)	22,890	18,549	4,341
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A		5,471	1,620	3,851	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC		1,618,785	1,811,827	(193,042)	2,860,586	3,672,153	(811,567)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A		27,552	23,357	4,195	11,225	8,553	2,672
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class		5,514	35	5,479	-	-	-
Neuberger Berman Socially Responsive Fund® - Trust Class		693,763	352,421	341,342	352,938	116,809	236,129
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3		106,824	137,030	(30,206)	76,107	82,396	(6,289)
New Perspective Fund®, Inc. - Class R-4		1,214,021	1,182,941	31,080	1,572,107	1,185,274	386,833
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A		12,403	16,627	(4,224)	20,859	32,637	(11,778)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A		1,258,395	1,364,201	(105,806)	1,586,240	1,325,152	261,088
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A		2,807	4,409	(1,602)	2,145	-	2,145
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A		8,520	771	7,749	4,839	8	4,831
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA		476	2,767	(2,291)	727	2,086	(1,359)
Oppenheimer Global Strategic Income Fund/VA		246	595	(349)	194	494	(300)
Oppenheimer Main Street Fund®/VA		-	926	(926)	-	933	(933)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA		218,051	270,198	(52,147)	350,892	324,799	26,093
Oppenheimer Small- & Mid-Cap Growth Fund/VA		-	464	(464)	-	479	(479)

	238

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares		2,997	-	2,997	-	-	-
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class		674,437	992,935	(318,498)	1,037,222	1,637,613	(600,391)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class		5,687,875	3,878,698	1,809,177	5,319,825	2,559,581	2,760,244
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A		129,379	164,025	(34,646)	103,633	138,528	(34,895)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A		22,477	163	22,314	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I		774,618	1,293,891	(519,273)	1,520,737	1,791,851	(271,114)
Pioneer High Yield VCT Portfolio - Class I		609,893	537,946	71,947	525,939	542,695	(16,756)
Pioneer Mid Cap Value VCT Portfolio - Class I		7	-	7	87	87	-
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3		1,425	11,122	(9,697)	48,573	60,606	(12,033)
Columbia Diversified Equity Income Fund - Class R-4		427,205	327,715	99,490	565,912	386,517	179,395
The Royce Fund:
Royce Total Return Fund - Class K		3	-	3	-	-	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4		506,249	422,821	83,428	926,596	570,640	355,956
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class		22,130	31,238	(9,108)	35,244	56,857	(21,613)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class		4,348	2,876	1,472	4,551	944	3,607
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A		56,362	46,312	10,050	53,808	63,196	(9,388)
Templeton Income Trust:
Templeton Global Bond Fund - Class A		3,398,232	3,032,077	366,155	4,006,876	2,510,372	1,496,504
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4		5,386	19	5,367	-	-	-

	239

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year Ended December 31
			2011			2010
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares		761,742	210,142	551,600	-	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio		279	813	(534)	457	824	(367)
Equity Income Portfolio		3,888	2,399	1,489	9,470	5,731	3,739
Small Company Growth Portfolio		3,823	5,230	(1,407)	916	1,760	(844)
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R		110	-	110	-	-	-
Wanger Advisors Trust:
Wanger International		1,331,698	1,027,764	303,934	1,863,069	1,094,125	768,944
Wanger Select		1,615,339	2,027,808	(412,469)	2,768,704	1,782,379	986,325
Wanger USA		1,285,069	878,753	406,316	1,143,820	717,960	425,860
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3		167,382	195,225	(27,843)	193,839	211,201	(17,362)
Washington Mutual Investors FundSM, Inc. - Class R-4		1,751,765	1,711,423	40,342	2,121,584	2,260,584	(139,000)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A		1,482	1,465	17	1,874	812	1,062
Wells Fargo Advantage Special Small Cap Values Fund - Class A		731,511	1,052,948	(321,437)	1,213,703	1,269,628	(55,925)

	240

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	A summary of units outstanding at December 31, 2011 follows:

	Division/Contract	Units	Unit Value	Extended Value
	Alger Green Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP11	11.573	$ 8.48	$ 98
	ING MAP PLUS NP18	165.085	8.37	1,382
	ING MAP PLUS NP26	410.341	8.25	3,385
	Qualified V	2.116	13.06	28
	Qualified VI	33,166.764	13.12	435,148
	Qualified XII (0.25)	15.442	13.47	208
	Qualified XII (0.30)	160.735	13.45	2,162
	Qualified XII (0.40)	4.045	13.42	54
	Qualified XII (0.50)	626.539	13.38	8,383
	Qualified XII (0.55)	80.778	13.36	1,079
	Qualified XII (0.60)	70.668	13.35	943
	Qualified XII (0.70)	2,569.330	13.31	34,198
	Qualified XII (0.75)	6,116.829	13.29	81,293
	Qualified XII (0.80)	1,423.727	13.28	18,907
	Qualified XII (0.85)	8,945.155	13.26	118,613
	Qualified XII (0.95)	5,953.669	13.22	78,708
	Qualified XII (1.00)	25,734.343	13.21	339,951
	Qualified XII (1.05)	232.339	13.19	3,065
	Qualified XII (1.10)	668.970	13.17	8,810
	Qualified XII (1.15)	1,075.437	13.15	14,142
	Qualified XII (1.20)	13.795	13.14	181
	Qualified XII (1.25)	3,363.202	13.12	44,125
	Qualified XII (1.30)	19.025	13.10	249
	Qualified XII (1.35)	762.137	13.08	9,969
	Qualified XII (1.40)	49.384	13.07	645
	Qualified XII (1.45)	416.652	13.05	5,437
	Qualified XVI	910.074	13.03	11,858
	Qualified XXVII	26,468.933	13.48	356,801
	Qualified XXXIV	1,259.990	13.24	16,682
	Qualified XXXVIII	1,803.133	13.56	24,450
	Qualified LIV	46.484	13.28	617
		122,546.694		$ 1,621,571
	AllianceBernstein Growth and Income Fund, Inc. - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP9	4.340	$ 11.32	$ 49
	ING MAP PLUS NP13	3,765.764	11.15	41,988
	ING MAP PLUS NP15	4,971.632	11.06	54,986
	ING MAP PLUS NP19	6,668.838	10.89	72,624
	ING MAP PLUS NP23	204.615	10.71	2,191
		15,615.189		$ 171,838

	241

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified X (1.15)	17,313.294	$ 11.57	$ 200,315
Qualified X (1.25)	23,794.944	11.48	273,166
	41,108.238		$ 473,481
Allianz NFJ Dividend Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	5,004.512	$ 14.03	$ 70,213
ING MAP PLUS NP17	7,791.571	13.95	108,692
	12,796.083		$ 178,905
Allianz NFJ Large-Cap Value Fund - Institutional Class
Contracts in accumulation period:
Qualified XLII	370,099.333	$ 8.19	$ 3,031,114
Qualified LIV	3,993.727	7.95	31,750
	374,093.060		$ 3,062,864
Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	2,654.444	$ 18.68	$ 49,585
ING MAP PLUS NP11	1,901.983	18.46	35,111
ING MAP PLUS NP14	2,742.107	18.25	50,043
ING MAP PLUS NP15	171.937	18.17	3,124
ING MAP PLUS NP17	1,048.884	18.03	18,911
ING MAP PLUS NP18	1,332.674	17.96	23,935
ING MAP PLUS NP21	8,858.194	17.75	157,233
ING MAP PLUS NP23	3,158.376	17.61	55,619
ING MAP PLUS NP28	30.995	17.26	535
ING MAP PLUS NP30	43.207	17.13	740
	21,942.801		$ 394,836
Amana Growth Fund
Contracts in accumulation period:
ING Custom Choice 62	2,071.904	$ 13.61	$ 28,199
ING Custom Choice 65	936.573	13.92	13,037
ING MAP PLUS NP11	5,479.688	13.79	75,565
ING MAP PLUS NP13	248.389	13.75	3,415
ING MAP PLUS NP17	13,409.066	13.68	183,436
ING MAP PLUS NP18	84.250	13.66	1,151
ING MAP PLUS NP23	1,090.365	13.57	14,796
ING MAP PLUS NP26	843.069	13.52	11,398
ING MAP PLUS NP28	2,165.398	13.48	29,190
Qualified VI	336,271.134	13.61	4,576,650
Qualified XII (0.00)	8,320.648	11.09	92,276
Qualified XII (0.05)	54,724.184	14.07	769,969
Qualified XII (0.30)	19,812.694	10.97	217,345
Qualified XII (0.40)	9,072.816	10.94	99,257
Qualified XII (0.50)	19,896.275	10.90	216,869
Qualified XII (0.55)	3,805.015	10.88	41,399
Qualified XII (0.60)	6,114.198	10.86	66,400
Qualified XII (0.65)	23,976.280	10.85	260,143
Qualified XII (0.70)	8,888.423	10.83	96,262

242

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Growth Fund (continued)
Qualified XII (0.75)	231,386.164	$ 10.81	$ 2,501,284
Qualified XII (0.80)	29,213.613	10.79	315,215
Qualified XII (0.85)	199,119.755	10.77	2,144,520
Qualified XII (0.90)	2,167.438	10.76	23,322
Qualified XII (0.95)	65,872.608	10.74	707,472
Qualified XII (1.00)	1,059,045.715	10.72	11,352,970
Qualified XII (1.05)	1,670.055	10.70	17,870
Qualified XII (1.10)	13,561.092	10.68	144,832
Qualified XII (1.15)	1,768.747	10.67	18,873
Qualified XII (1.20)	7,014.470	10.65	74,704
Qualified XII (1.25)	40,445.484	10.63	429,935
Qualified XII (1.30)	679.615	10.61	7,211
Qualified XII (1.35)	494.741	10.59	5,239
Qualified XII (1.40)	4,952.810	10.58	52,401
Qualified XII (1.45)	17.380	10.56	184
Qualified XII (1.50)	1,504.834	10.54	15,861
Qualified XVI	10,347.346	13.52	139,896
Qualified XXVII	157,697.720	13.87	2,187,267
Qualified XXXIV	242.531	10.79	2,617
Qualified XXXVIII	11,175.922	11.09	123,941
Qualified XLIII	93.226	13.79	1,286
Qualified LIV	42,817.728	13.77	589,600
Qualified LVI	12,153.215	13.97	169,780
	2,410,652.578		$ 27,823,037
Amana Income Fund
Contracts in accumulation period:
ING Custom Choice 62	1,729.272	$ 13.40	$ 23,172
ING Custom Choice 65	1,089.115	13.70	14,921
ING MAP PLUS NP8	2,533.172	13.63	34,527
ING MAP PLUS NP11	2,308.168	13.58	31,345
ING MAP PLUS NP16	977.114	13.49	13,181
ING MAP PLUS NP18	260.506	13.45	3,504
ING MAP PLUS NP21	29.596	13.40	397
ING MAP PLUS NP22	229.233	13.38	3,067
ING MAP PLUS NP23	1,429.674	13.36	19,100
ING MAP PLUS NP26	550.846	13.31	7,332
Qualified VI	490,629.610	13.40	6,574,437
Qualified XII (0.05)	64,747.186	13.85	896,749
Qualified XII (0.30)	25,060.349	11.37	284,936
Qualified XII (0.40)	19,394.878	11.33	219,744
Qualified XII (0.50)	17,812.705	11.29	201,105
Qualified XII (0.55)	888.754	11.27	10,016
Qualified XII (0.60)	10,379.916	11.25	116,774
Qualified XII (0.65)	30,652.705	11.23	344,230
Qualified XII (0.70)	36,413.326	11.21	408,193
Qualified XII (0.75)	536,141.325	11.20	6,004,783
Qualified XII (0.80)	74,524.808	11.18	833,187
Qualified XII (0.85)	307,772.632	11.16	3,434,743

243

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Income Fund (continued)
Qualified XII (0.90)	1,046.048	$ 11.14	$ 11,653
Qualified XII (0.95)	103,854.922	11.12	1,154,867
Qualified XII (1.00)	802,324.323	11.10	8,905,800
Qualified XII (1.05)	63.713	11.08	706
Qualified XII (1.10)	22,336.818	11.06	247,045
Qualified XII (1.15)	3,378.518	11.05	37,333
Qualified XII (1.20)	1,772.784	11.03	19,554
Qualified XII (1.25)	46,766.296	11.01	514,897
Qualified XII (1.35)	488.466	10.97	5,358
Qualified XII (1.40)	1,716.388	10.95	18,794
Qualified XII (1.45)	0.989	10.94	11
Qualified XII (1.50)	1,614.243	10.92	17,628
Qualified XVI	17,407.537	13.31	231,694
Qualified XXVII	588,358.311	13.94	8,201,715
Qualified XXXIV	1,345.785	11.17	15,032
Qualified XXXVIII	18,982.724	11.48	217,922
Qualified XLIII	132.505	13.58	1,799
Qualified LIV	94,261.961	13.56	1,278,192
Qualified LVI	4,237.836	13.76	58,313
	3,335,645.057		$ 40,417,756
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	25,430.844	$ 13.50	$ 343,316
ING MAP PLUS NP6	766.319	13.24	10,146
ING MAP PLUS NP8	44,233.033	13.14	581,222
ING MAP PLUS NP9	147,369.115	13.08	1,927,588
ING MAP PLUS NP11	8,504.324	12.98	110,386
ING MAP PLUS NP12	119.129	12.93	1,540
ING MAP PLUS NP13	473.788	12.88	6,102
ING MAP PLUS NP14	16,759.617	12.83	215,026
ING MAP PLUS NP15	27,910.668	12.78	356,698
ING MAP PLUS NP16	3,435.521	12.73	43,734
ING MAP PLUS NP17	13,680.982	12.68	173,475
ING MAP PLUS NP18	5,311.825	12.63	67,088
ING MAP PLUS NP19	13,863.177	12.58	174,399
ING MAP PLUS NP20	54,471.069	12.53	682,522
ING MAP PLUS NP21	55,804.850	12.48	696,445
ING MAP PLUS NP22	2,068.566	12.43	25,712
ING MAP PLUS NP23	8,057.427	12.38	99,751
ING MAP PLUS NP24	2,262.600	12.33	27,898
ING MAP PLUS NP25	13.349	12.28	164
ING MAP PLUS NP26	1,801.564	12.23	22,033
ING MAP PLUS NP27	9,761.286	12.19	118,990
ING MAP PLUS NP28	661.748	12.14	8,034
ING MAP PLUS NP29	1,070.717	12.09	12,945
ING MAP PLUS NP30	975.320	12.04	11,743
ING MAP PLUS NP32	748.919	11.95	8,950
	445,555.757		$ 5,725,907

244

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Inflation-Adjusted Bond Fund - Investor
Class
Contracts in accumulation period:
ING Custom Choice 62	9,300.150	$ 12.43	$ 115,601
ING Custom Choice 65	5,865.520	12.72	74,609
ING MAP PLUS NP9	13,403.994	12.60	168,890
ING MAP PLUS NP11	49,703.574	12.57	624,774
ING MAP PLUS NP12	3,175.925	12.55	39,858
ING MAP PLUS NP17	8,262.273	12.47	103,031
ING MAP PLUS NP18	1,883.646	12.45	23,451
ING MAP PLUS NP23	8,887.551	12.37	109,939
ING MAP PLUS NP26	4,223.562	12.32	52,034
ING MAP PLUS NP32	69.047	12.22	844
Qualified V	208.864	12.38	2,586
Qualified VI	591,125.743	12.43	7,347,693
Qualified VIII	155.385	12.43	1,931
Qualified XII (0.00)	4,742.487	12.85	60,941
Qualified XII (0.25)	9,470.381	12.77	120,937
Qualified XII (0.30)	2,392.329	12.75	30,502
Qualified XII (0.40)	20,751.149	12.72	263,955
Qualified XII (0.50)	18,127.541	12.68	229,857
Qualified XII (0.55)	274.030	12.67	3,472
Qualified XII (0.60)	5,162.770	12.65	65,309
Qualified XII (0.65)	20,226.507	12.63	255,461
Qualified XII (0.70)	16,893.453	12.62	213,195
Qualified XII (0.75)	142,893.615	12.60	1,800,460
Qualified XII (0.80)	88,785.468	12.58	1,116,921
Qualified XII (0.85)	296,243.072	12.57	3,723,775
Qualified XII (0.90)	11,764.077	12.55	147,639
Qualified XII (0.95)	94,772.938	12.53	1,187,505
Qualified XII (1.00)	419,595.978	12.52	5,253,342
Qualified XII (1.05)	16,980.445	12.50	212,256
Qualified XII (1.10)	13,100.242	12.48	163,491
Qualified XII (1.15)	18,747.460	12.47	233,781
Qualified XII (1.20)	1,740.869	12.45	21,674
Qualified XII (1.25)	49,935.732	12.43	620,701
Qualified XII (1.30)	154.187	12.42	1,915
Qualified XII (1.40)	4,209.331	12.39	52,154
Qualified XII (1.50)	768.119	12.35	9,486
Qualified XVI	13,052.321	12.35	161,196
Qualified XXVII	1,424,630.822	12.49	17,793,639
Qualified XXXIV	735.246	12.55	9,227
Qualified XXXVIII	23,328.643	12.85	299,773
Qualified XLIII	237.948	12.60	2,998
Qualified LIV	13,466.710	12.58	169,411
Qualified LVI	54,758.394	12.77	699,265
	3,484,207.498		$ 43,589,479

245

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	289.355	$ 31.52	$ 9,120
Qualified XXVII	522,289.822	10.19	5,322,133
	522,579.177		$ 5,331,253
American Funds American Mutual Fund® - Class R-4
Contracts in accumulation period:
Qualified XII (0.75)	88.000	$ 10.54	$ 928
Qualified XII (0.95)	12.332	10.52	130
Qualified XII (1.00)	266.658	10.51	2,803
Qualified XII (1.25)	16.994	10.48	178
Qualified XII (1.40)	190.065	10.47	1,990
	574.049		$ 6,029
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP6	3,854.370	$ 12.66	$ 48,796
ING MAP PLUS NP8	15,036.553	12.56	188,859
ING MAP PLUS NP9	2,370.928	12.51	29,660
ING MAP PLUS NP11	10,573.579	12.42	131,324
ING MAP PLUS NP13	1,474.348	12.32	18,164
ING MAP PLUS NP14	3,259.446	12.27	39,993
ING MAP PLUS NP15	12,728.669	12.22	155,544
ING MAP PLUS NP17	128.366	12.13	1,557
ING MAP PLUS NP18	10.822	12.08	131
ING MAP PLUS NP19	1.902	12.03	23
ING MAP PLUS NP21	807.557	11.93	9,634
ING MAP PLUS NP22	1,074.453	11.89	12,775
ING MAP PLUS NP23	2,891.824	11.84	34,239
ING MAP PLUS NP26	201.662	11.70	2,359
ING MAP PLUS NP28	82.232	11.61	955
ING MAP PLUS NP32	443.184	11.43	5,066
	54,939.895		$ 679,079
Ariel Fund
Contracts in accumulation period:
ING Custom Choice 62	473.144	$ 10.10	$ 4,779
ING Custom Choice 65	5,887.346	10.25	60,345
ING MAP PLUS NP8	11,836.193	11.58	137,063
ING MAP PLUS NP9	7,336.951	11.53	84,595
ING MAP PLUS NP13	3,268.905	11.35	37,102
ING MAP PLUS NP14	15,939.312	11.30	180,114
ING MAP PLUS NP15	21,622.503	11.26	243,469
ING MAP PLUS NP17	24,556.202	11.17	274,293
ING MAP PLUS NP19	1,522.902	11.08	16,874
ING MAP PLUS NP20	6,628.966	11.04	73,184
ING MAP PLUS NP21	1,100.062	11.00	12,101
ING MAP PLUS NP22	779.283	10.95	8,533
ING MAP PLUS NP23	4,247.740	10.91	46,343
ING MAP PLUS NP25	1,314.392	10.82	14,222
ING MAP PLUS NP26	728.092	10.78	7,849

246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel Fund (continued)
ING MAP PLUS NP27	90.995	$ 10.74	$ 977
ING MAP PLUS NP28	193.389	10.70	2,069
Qualified VI	83,460.428	10.10	842,950
Qualified XII (0.25)	96.460	15.99	1,542
Qualified XII (0.40)	895.691	15.74	14,098
Qualified XII (0.50)	1,579.221	15.58	24,604
Qualified XII (0.60)	691.125	15.41	10,650
Qualified XII (0.65)	322.701	15.33	4,947
Qualified XII (0.70)	1,273.542	15.25	19,422
Qualified XII (0.75)	2,131.423	15.17	32,334
Qualified XII (0.80)	3,312.687	15.09	49,988
Qualified XII (0.85)	37,165.784	10.17	377,976
Qualified XII (0.90)	335.413	14.94	5,011
Qualified XII (0.95)	9,880.426	10.15	100,286
Qualified XII (1.00)	21,326.042	10.15	216,459
Qualified XII (1.05)	1,821.095	10.14	18,466
Qualified XII (1.10)	2,225.634	10.13	22,546
Qualified XII (1.15)	693.691	10.12	7,020
Qualified XII (1.25)	2,015.001	10.10	20,352
Qualified XVI	295.746	10.06	2,975
Qualified XXXIV	1,532.969	10.16	15,575
Qualified XXXVIII	814.180	10.31	8,394
Qualified LIV	6,050.946	10.18	61,599
Qualified LVI	299.388	10.27	3,075
	285,745.970		$ 3,064,181
Artisan International Fund - Investor Shares
Contracts in accumulation period:
ING Custom Choice 62	303.845	$ 7.35	$ 2,233
ING Custom Choice 65	496.047	7.58	3,760
ING MAP PLUS NP16	54.087	12.80	692
ING MAP PLUS NP26	108.181	12.63	1,366
Qualified VI	136,629.699	7.35	1,004,228
Qualified XII (0.20)	1,380.660	7.96	10,990
Qualified XII (0.25)	315.628	7.94	2,506
Qualified XII (0.30)	2,545.540	7.92	20,161
Qualified XII (0.40)	960.735	7.89	7,580
Qualified XII (0.50)	4,979.483	7.85	39,089
Qualified XII (0.55)	500.737	7.83	3,921
Qualified XII (0.60)	4,373.657	7.81	34,158
Qualified XII (0.65)	803.300	7.79	6,258
Qualified XII (0.70)	3,072.716	7.78	23,906
Qualified XII (0.75)	3,213.071	7.76	24,933
Qualified XII (0.80)	12,104.111	7.74	93,686
Qualified XII (0.85)	37,155.484	7.72	286,840
Qualified XII (0.90)	908.039	7.70	6,992
Qualified XII (0.95)	22,313.518	7.69	171,591
Qualified XII (1.00)	67,625.673	7.67	518,689
Qualified XII (1.05)	2,254.191	7.65	17,245

247

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Artisan International Fund - Investor Shares (continued)
Qualified XII (1.10)	1,716.817	$ 7.63	$ 13,099
Qualified XII (1.15)	2,106.012	7.61	16,027
Qualified XII (1.20)	3,035.121	7.60	23,067
Qualified XII (1.25)	17,881.748	7.58	135,544
Qualified XII (1.40)	223.578	7.53	1,684
Qualified XIII	1,072.412	7.43	7,968
Qualified XVI	3,729.645	7.29	27,189
Qualified XXXIV	269.119	7.49	2,016
Qualified XXXVIII	196.330	7.70	1,512
Qualified LIV	19,330.699	7.47	144,400
Qualified LVI	2,654.060	7.63	20,250
	354,313.943		$ 2,673,580
Aston/Fairpointe Mid Cap Fund - Class N
Contracts in accumulation period:
ING Custom Choice 62	1,156.211	$ 10.81	$ 12,499
Qualified VI	169,341.080	10.81	1,830,577
Qualified XII (0.25)	2,700.448	10.99	29,678
Qualified XII (0.30)	6,840.215	10.98	75,106
Qualified XII (0.40)	6,340.695	10.96	69,494
Qualified XII (0.50)	1,591.321	10.94	17,409
Qualified XII (0.55)	2,154.501	10.94	23,570
Qualified XII (0.60)	2,692.322	10.93	29,427
Qualified XII (0.65)	513.772	10.92	5,610
Qualified XII (0.70)	2,086.897	10.91	22,768
Qualified XII (0.75)	5,734.718	10.90	62,508
Qualified XII (0.80)	10,537.319	10.89	114,751
Qualified XII (0.85)	62,049.691	10.88	675,101
Qualified XII (0.90)	796.635	10.87	8,659
Qualified XII (0.95)	28,311.969	10.86	307,468
Qualified XII (1.00)	151,639.246	10.85	1,645,286
Qualified XII (1.05)	85.253	10.85	925
Qualified XII (1.10)	2,132.989	10.84	23,122
Qualified XII (1.20)	765.716	10.82	8,285
Qualified XII (1.25)	10,039.445	10.81	108,526
Qualified XII (1.40)	282.205	10.78	3,042
Qualified XII (1.50)	32.292	10.77	348
Qualified XVI	988.219	10.77	10,643
Qualified XXXIV	141.701	10.87	1,540
Qualified XXXVIII	231.958	11.04	2,561
Qualified LIV	41,973.149	10.89	457,088
Qualified LVI	953.518	10.99	10,479
	512,113.485		$ 5,556,470

248

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Equity Dividend Fund - Investor A Shares
Contracts in accumulation period:
ING MAP PLUS NP4	2,181.371	$ 12.49	$ 27,245
ING MAP PLUS NP11	4,206.788	12.41	52,206
ING MAP PLUS NP13	935.378	12.38	11,580
ING MAP PLUS NP15	20,377.768	12.36	251,869
ING MAP PLUS NP18	3,711.422	12.33	45,762
ING MAP PLUS NP21	2,354.444	12.29	28,936
ING MAP PLUS NP23	456.502	12.27	5,601
ING MAP PLUS NP24	5,233.564	12.26	64,163
	39,457.237		$ 487,362
BlackRock Mid Cap Value Opportunities Fund - Investor A
Shares
Contracts in accumulation period:
ING Custom Choice 62	145.971	$ 15.35	$ 2,241
ING Custom Choice 65	777.037	15.70	12,199
ING MAP PLUS NP11	20.866	15.62	326
ING MAP PLUS NP15	2,491.699	15.53	38,696
Qualified V	123.126	15.29	1,883
Qualified VI	111,689.476	15.35	1,714,433
Qualified XII (0.30)	3,972.475	15.74	62,527
Qualified XII (0.40)	2,717.817	15.70	42,670
Qualified XII (0.50)	3,988.017	15.66	62,452
Qualified XII (0.55)	219.910	15.64	3,439
Qualified XII (0.60)	454.978	15.62	7,107
Qualified XII (0.65)	1,317.459	15.60	20,552
Qualified XII (0.70)	3,538.609	15.58	55,132
Qualified XII (0.75)	9,254.932	15.55	143,914
Qualified XII (0.80)	10,239.614	15.53	159,021
Qualified XII (0.85)	34,682.565	15.51	537,927
Qualified XII (0.90)	548.081	15.49	8,490
Qualified XII (0.95)	13,667.942	15.47	211,443
Qualified XII (1.00)	46,799.651	15.45	723,055
Qualified XII (1.05)	2,629.537	15.43	40,574
Qualified XII (1.10)	3,469.137	15.41	53,459
Qualified XII (1.15)	31.706	15.39	488
Qualified XII (1.20)	626.910	15.37	9,636
Qualified XII (1.25)	15,178.864	15.35	232,996
Qualified XII (1.30)	54.654	15.33	838
Qualified XII (1.40)	95.337	15.29	1,458
Qualified XII (1.50)	395.313	15.25	6,029
Qualified XVI	1,417.664	15.25	21,619
Qualified XXVII	201,326.620	15.91	3,203,107
Qualified XXXIV	23.745	15.49	368
Qualified XXXVIII	1,649.730	15.87	26,181
Qualified XLIII	175.310	15.55	2,726
Qualified LIV	2,008.963	15.53	31,199
Qualified LVI	2,650.515	15.76	41,772
	478,384.230		$ 7,479,957

249

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Bond Fund of AmericaSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	3,938.648	$ 10.99	$ 43,286
ING Custom Choice 65	430.188	11.34	4,878
Qualified VI	250,273.773	10.99	2,750,509
Qualified XII (0.20)	2,618.190	11.42	29,900
Qualified XII (0.30)	1,737.675	11.38	19,775
Qualified XII (0.40)	17,650.054	11.34	200,152
Qualified XII (0.50)	20,919.566	11.29	236,182
Qualified XII (0.55)	382.512	11.27	4,311
Qualified XII (0.60)	2,364.152	11.25	26,597
Qualified XII (0.65)	21,748.982	11.23	244,241
Qualified XII (0.70)	4,494.186	11.21	50,380
Qualified XII (0.75)	43,442.248	11.19	486,119
Qualified XII (0.80)	36,203.253	11.17	404,390
Qualified XII (0.85)	89,164.448	11.15	994,184
Qualified XII (0.90)	97.303	11.13	1,083
Qualified XII (0.95)	98,157.731	11.11	1,090,532
Qualified XII (1.00)	145,915.459	11.09	1,618,202
Qualified XII (1.05)	7,791.942	11.07	86,257
Qualified XII (1.10)	8,066.356	11.05	89,133
Qualified XII (1.15)	8,866.207	11.03	97,794
Qualified XII (1.20)	14,561.174	11.01	160,319
Qualified XII (1.25)	26,936.191	10.99	296,029
Qualified XII (1.40)	2,418.559	10.93	26,435
Qualified XII (1.45)	258.538	10.91	2,821
Qualified XII (1.50)	59.224	10.89	645
Qualified XIII	41.126	11.11	457
Qualified XV	3,225.714	11.11	35,838
Qualified XVI	2,007.819	10.89	21,865
Qualified XXXIV	213.557	11.19	2,390
Qualified XXXVIII	668.870	11.50	7,692
Qualified LIV	9,737.425	11.17	108,767
Qualified LVI	6,803.231	11.40	77,557
	831,194.301		$ 9,218,720
Calvert VP SRI Balanced Portfolio
Currently payable annuity contracts:	17,000.456	$ 12.21	$ 207,576
Contracts in accumulation period:
ING Custom Choice 62	737.064	11.80	8,697
Qualified V	294.163	23.80	7,001
Qualified VI	482,273.908	23.81	11,482,942
Qualified VIII	4,832.260	21.61	104,425
Qualified X (1.15)	18,118.437	12.37	224,125
Qualified X (1.25)	50,021.682	12.20	610,265
Qualified XII (0.05)	8,622.324	27.16	234,182
Qualified XII (0.20)	2,598.019	14.30	37,152
Qualified XII (0.25)	7,853.480	14.20	111,519
Qualified XII (0.30)	4,749.162	14.10	66,963
Qualified XII (0.35)	186.739	14.01	2,616

250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert VP SRI Balanced Portfolio (continued)
Qualified XII (0.40)	7,403.026	$ 19.44	$ 143,915
Qualified XII (0.50)	16,809.693	14.05	236,176
Qualified XII (0.55)	6,062.792	13.63	82,636
Qualified XII (0.60)	6,932.006	13.54	93,859
Qualified XII (0.65)	84,325.871	13.45	1,134,183
Qualified XII (0.70)	46,603.191	13.36	622,619
Qualified XII (0.75)	38,897.837	13.26	515,785
Qualified XII (0.80)	74,785.448	13.87	1,037,274
Qualified XII (0.85)	116,153.406	18.37	2,133,738
Qualified XII (0.90)	10,813.647	13.58	146,849
Qualified XII (0.95)	104,488.536	18.09	1,890,198
Qualified XII (1.00)	267,842.444	17.94	4,805,093
Qualified XII (1.05)	3,894.658	17.80	69,325
Qualified XII (1.10)	34,830.925	17.67	615,462
Qualified XII (1.15)	11,338.319	17.53	198,761
Qualified XII (1.20)	7,707.155	17.39	134,027
Qualified XII (1.25)	32,942.844	17.26	568,593
Qualified XII (1.30)	2,330.207	17.12	39,893
Qualified XII (1.40)	13,141.600	16.86	221,567
Qualified XII (1.45)	3,812.093	16.72	63,738
Qualified XII (1.50)	360.753	16.59	5,985
Qualified XV	3,676.599	24.91	91,584
Qualified XVI	21,626.696	22.95	496,333
Qualified XVII	500.269	23.81	11,911
Qualified XVIII	1,154.248	12.20	14,082
Qualified XXVII	374,178.666	32.50	12,160,807
Qualified XXVIII	77,495.157	32.25	2,499,219
Qualified XXXIV	9,971.234	9.72	96,920
Qualified XXXVI	3,540.644	12.71	45,002
Qualified XXXVIII	52,865.497	9.99	528,126
Qualified LIV	9,515.642	11.72	111,523
Qualified LVI	10,720.972	12.04	129,081
	2,054,009.769		$ 44,041,727
Capital World Growth & Income FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	20.774	$ 12.69	$ 264
ING MAP PLUS NP11	8,822.919	12.59	111,081
ING MAP PLUS NP13	3,672.607	12.56	46,128
ING MAP PLUS NP14	6,800.196	12.54	85,274
ING MAP PLUS NP15	6,859.696	12.52	85,883
ING MAP PLUS NP16	285.868	12.51	3,576
ING MAP PLUS NP17	1,199.102	12.49	14,977
ING MAP PLUS NP18	67.353	12.47	840
ING MAP PLUS NP24	3,501.077	12.37	43,308
ING MAP PLUS NP26	1,935.720	12.34	23,887
	33,165.312		$ 415,218

251

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Cohen & Steers Realty Shares
Contracts in accumulation period:
Qualified VI	24,589.462	$ 9.46	$ 232,616
Qualified XII (0.30)	12,148.069	9.51	115,528
Qualified XII (0.40)	120.062	9.51	1,142
Qualified XII (0.55)	51.687	9.50	491
Qualified XII (0.65)	129.482	9.49	1,229
Qualified XII (0.70)	1,368.044	9.49	12,983
Qualified XII (0.75)	4,234.577	9.49	40,186
Qualified XII (0.80)	7,373.485	9.48	69,901
Qualified XII (0.85)	2,180.699	9.48	20,673
Qualified XII (0.90)	15.578	9.48	148
Qualified XII (0.95)	2,045.219	9.47	19,368
Qualified XII (1.00)	14,335.178	9.47	135,754
Qualified XII (1.10)	11.042	9.47	105
Qualified XII (1.20)	266.303	9.46	2,519
Qualified XII (1.25)	462.219	9.46	4,373
Qualified XVI	988.352	9.44	9,330
Qualified LIV	655.819	9.48	6,217
Qualified LVI	509.077	9.52	4,846
	71,484.354		$ 677,409
ColumbiaSM Acorn Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	2,643.880	$ 12.47	$ 32,969
ING MAP PLUS NP18	1,218.652	12.43	15,148
ING MAP PLUS NP20	285.438	12.41	3,542
ING MAP PLUS NP24	1,418.875	12.36	17,537
ING MAP PLUS NP26	8.371	12.34	103
	5,575.216		$ 69,299
ColumbiaSM Acorn Fund® - Class Z
Contracts in accumulation period:
Qualified VI	3,002.615	$ 10.24	$ 30,747
Qualified XLII	1,009,091.814	10.72	10,817,464
	1,012,094.429		$ 10,848,211
Columbia Mid Cap Value Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	36.094	$ 9.11	$ 329
ING Custom Choice 65	116.715	9.40	1,097
ING MAP PLUS NP11	827.912	9.30	7,700
ING MAP PLUS NP15	6,293.861	9.23	58,092
ING MAP PLUS NP20	382.280	9.15	3,498
ING MAP PLUS NP21	3,194.488	9.13	29,166
ING MAP PLUS NP22	419.167	9.11	3,819
ING MAP PLUS NP23	939.165	9.10	8,546
ING MAP PLUS NP25	36.138	9.06	327
ING MAP PLUS NP26	1,629.480	9.05	14,747
ING MAP PLUS NP29	108.193	9.00	974
Qualified V	14.322	9.06	130
Qualified VI	76,361.402	9.11	695,652

252

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Mid Cap Value Fund - Class A (continued)
Qualified XII (0.30)	1,302.526	$ 9.43	$ 12,283
Qualified XII (0.40)	861.315	9.40	8,096
Qualified XII (0.50)	2,028.719	9.37	19,009
Qualified XII (0.55)	864.716	9.35	8,085
Qualified XII (0.60)	403.494	9.33	3,765
Qualified XII (0.65)	4,093.335	9.31	38,109
Qualified XII (0.70)	3,010.525	9.30	27,998
Qualified XII (0.75)	6,346.814	9.28	58,898
Qualified XII (0.80)	7,794.657	9.26	72,179
Qualified XII (0.85)	24,037.797	9.25	222,350
Qualified XII (0.95)	12,903.165	9.21	118,838
Qualified XII (1.00)	75,847.023	9.20	697,793
Qualified XII (1.05)	247.053	9.18	2,268
Qualified XII (1.10)	1,942.753	9.16	17,796
Qualified XII (1.15)	2,065.727	9.15	18,901
Qualified XII (1.20)	7,980.812	9.13	72,865
Qualified XII (1.25)	7,209.120	9.11	65,675
Qualified XII (1.40)	1,554.044	9.06	14,080
Qualified XII (1.45)	14.253	9.05	129
Qualified XII (1.50)	124.601	9.03	1,125
Qualified XIII	5,584.211	9.21	51,431
Qualified XV	1,585.840	9.21	14,606
Qualified XVI	1,501.862	9.03	13,562
Qualified XVII	263.661	9.11	2,402
Qualified XXI	142,363.997	9.26	1,318,291
Qualified LIV	10,759.279	9.26	99,631
Qualified LVI	88.263	9.45	834
	413,138.779		$ 3,805,076
Columbia Mid Cap Value Fund - Class Z
Contracts in accumulation period:
Qualified XLII	556,854.386	$ 9.63	$ 5,362,508
Qualified LIV	89.422	9.35	836
	556,943.808		$ 5,363,344
CRM Mid Cap Value Fund - Investor Shares
Contracts in accumulation period:
ING MAP PLUS NP6	338.336	$ 13.28	$ 4,493
ING MAP PLUS NP8	167.686	13.25	2,222
ING MAP PLUS NP11	7,676.120	13.19	101,248
ING MAP PLUS NP13	6,224.605	13.16	81,916
ING MAP PLUS NP18	183.452	13.07	2,398
ING MAP PLUS NP21	65.714	13.02	856
ING MAP PLUS NP23	103.547	12.99	1,345
ING MAP PLUS NP24	1,292.316	12.97	16,761
ING MAP PLUS NP26	383.896	12.93	4,964
	16,435.672		$ 216,203

253

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Dodge & Cox International Stock Fund
Contracts in accumulation period:
ING MAP PLUS NP6	9,559.017	$ 9.89	$ 94,539
ING MAP PLUS NP8	1,212.499	9.87	11,967
ING MAP PLUS NP11	1,172.454	9.85	11,549
ING MAP PLUS NP13	147.786	9.83	1,453
ING MAP PLUS NP15	41.441	9.81	407
ING MAP PLUS NP21	1,200.282	9.75	11,703
ING MAP PLUS NP26	334.496	9.71	3,248
ING MAP PLUS NP28	148.934	9.69	1,443
	13,816.909		$ 136,309
Dodge & Cox Stock Fund
Contracts in accumulation period:
ING MAP PLUS NP14	2,157.075	$ 10.98	$ 23,685
ING MAP PLUS NP25	40.738	10.86	442
	2,197.813		$ 24,127
DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	29,288.935	$ 13.65	$ 399,794

Eaton Vance Large-Cap Value Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP5	35.024	$ 12.74	$ 446
ING MAP PLUS NP11	1,828.112	12.64	23,107
ING MAP PLUS NP12	1,228.822	12.62	15,508
ING MAP PLUS NP16	293.629	12.56	3,688
ING MAP PLUS NP26	33.313	12.39	413
ING MAP PLUS NP32	191.061	12.29	2,348
	3,609.961		$ 45,510
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	112,304.854	$ 15.61	$ 1,753,079
ING MAP PLUS NP3	1,465.568	15.49	22,702
ING MAP PLUS NP4	3,644.675	15.43	56,237
ING MAP PLUS NP5	92.755	15.36	1,425
ING MAP PLUS NP6	31,206.660	15.30	477,462
ING MAP PLUS NP8	106,249.309	15.18	1,612,865
ING MAP PLUS NP9	87,967.287	15.12	1,330,065
ING MAP PLUS NP10	4,155.651	15.06	62,584
ING MAP PLUS NP11	19,182.466	15.00	287,737
ING MAP PLUS NP12	26,182.333	14.95	391,426
ING MAP PLUS NP13	5,883.750	14.89	87,609
ING MAP PLUS NP14	55,103.922	14.83	817,191
ING MAP PLUS NP15	53,033.702	14.77	783,308
ING MAP PLUS NP16	385.690	14.71	5,673
ING MAP PLUS NP17	33,226.237	14.65	486,764
ING MAP PLUS NP18	7,014.108	14.60	102,406
ING MAP PLUS NP19	22,020.589	14.54	320,179
ING MAP PLUS NP20	9,879.860	14.48	143,060

254

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3 (continued)
ING MAP PLUS NP21	14,030.374	$ 14.42	$ 202,318
ING MAP PLUS NP22	12,996.299	14.37	186,757
ING MAP PLUS NP23	12,364.009	14.31	176,929
ING MAP PLUS NP24	4,940.794	14.25	70,406
ING MAP PLUS NP25	6,411.264	14.20	91,040
ING MAP PLUS NP26	10,580.794	14.14	149,612
ING MAP PLUS NP28	3,840.041	14.03	53,876
ING MAP PLUS NP29	2,407.755	13.97	33,636
ING MAP PLUS NP30	1,104.085	13.92	15,369
ING MAP PLUS NP32	1,005.676	13.81	13,888
	648,680.507		$ 9,735,603
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	14,571.619	$ 14.97	$ 218,137
ING Custom Choice 65	3,532.256	13.58	47,968
Qualified V	2,136.454	14.20	30,338
Qualified VI	3,072,528.310	14.38	44,182,957
Qualified XII (0.00)	65,836.226	15.82	1,041,529
Qualified XII (0.05)	305,238.244	15.79	4,819,712
Qualified XII (0.10)	85.295	15.70	1,339
Qualified XII (0.20)	208,789.341	15.58	3,252,938
Qualified XII (0.25)	2,703.073	15.52	41,952
Qualified XII (0.30)	50,519.161	15.46	781,026
Qualified XII (0.35)	2,031.592	15.40	31,287
Qualified XII (0.40)	183,967.108	15.34	2,822,055
Qualified XII (0.50)	2,079,790.061	15.23	31,675,203
Qualified XII (0.55)	227,397.479	15.17	3,449,620
Qualified XII (0.60)	58,721.874	15.11	887,288
Qualified XII (0.65)	638,771.987	15.05	9,613,518
Qualified XII (0.70)	193,132.726	14.99	2,895,060
Qualified XII (0.75)	1,019,991.592	14.94	15,238,674
Qualified XII (0.80)	401,720.386	14.88	5,977,599
Qualified XII (0.85)	859,240.007	14.82	12,733,937
Qualified XII (0.90)	12,667.083	14.77	187,093
Qualified XII (0.95)	606,669.279	14.71	8,924,105
Qualified XII (1.00)	2,878,121.799	14.65	42,164,484
Qualified XII (1.05)	31,576.610	14.60	461,019
Qualified XII (1.10)	68,023.874	14.54	989,067
Qualified XII (1.15)	99,025.440	14.49	1,434,879
Qualified XII (1.20)	23,077.688	14.43	333,011
Qualified XII (1.25)	220,058.019	14.38	3,164,434
Qualified XII (1.30)	1,527.531	14.32	21,874
Qualified XII (1.40)	18,044.951	14.21	256,419
Qualified XII (1.45)	2,910.189	14.16	41,208
Qualified XII (1.50)	2,202.723	14.10	31,058
Qualified XV	12,221.173	14.71	179,773
Qualified XVI	84,792.596	14.10	1,195,576
Qualified XVII	1,103.595	14.49	15,991
Qualified XXI	29,169.725	14.88	434,046

255

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XXVII	2,412,833.774	$ 12.88	$ 31,077,299
Qualified XXXIII (0.65)	25,681.228	15.67	402,425
Qualified XXXIV	21,283.975	7.54	160,481
Qualified XXXVIII	104,662.950	7.75	811,138
Qualified XLIII	6,103.483	7.56	46,142
Qualified LIV	205,103.794	13.33	2,734,034
Qualified LVI	39,409.699	13.70	539,913
	16,296,975.969		$ 235,347,606
Fidelity® Advisor New Insights Fund - Institutional Class
Contracts in accumulation period:
ING MAP PLUS NP1	161.779	$ 12.15	$ 1,966
ING MAP PLUS NP4	805.809	12.12	9,766
ING MAP PLUS NP8	1,222.702	12.07	14,758
ING MAP PLUS NP13	1,778.564	12.02	21,378
ING MAP PLUS NP15	4,563.667	11.99	54,718
ING MAP PLUS NP18	4,660.377	11.96	55,738
ING MAP PLUS NP21	1,997.922	11.92	23,815
ING MAP PLUS NP24	5,190.015	11.89	61,709
ING MAP PLUS NP26	35.549	11.87	422
ING MAP PLUS NP30	1,220.772	11.82	14,430
	21,637.156		$ 258,700
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	286,414.130	$10.72 to $12.32	$ 3,521,443
Contracts in accumulation period:
ING Custom Choice 62	5,784.450	11.61	67,157
ING Custom Choice 65	24,409.723	11.49	280,468
ING MAP PLUS NP1	21,518.935	11.96	257,366
ING MAP PLUS NP6	18,682.879	11.73	219,150
ING MAP PLUS NP8	10,064.200	11.63	117,047
ING MAP PLUS NP9	1,139.265	11.59	13,204
ING MAP PLUS NP10	619.146	11.54	7,145
ING MAP PLUS NP11	14,844.437	11.50	170,711
ING MAP PLUS NP12	35,327.519	11.45	404,500
ING MAP PLUS NP13	265.566	11.41	3,030
ING MAP PLUS NP14	10,291.598	11.36	116,913
ING MAP PLUS NP15	6,883.239	11.32	77,918
ING MAP PLUS NP17	4,345.209	11.23	48,797
ING MAP PLUS NP18	362.819	11.18	4,056
ING MAP PLUS NP19	2,324.743	11.14	25,898
ING MAP PLUS NP21	128.543	11.05	1,420
ING MAP PLUS NP22	3,836.246	11.01	42,237
ING MAP PLUS NP23	9,958.339	10.96	109,143
ING MAP PLUS NP25	47.460	10.88	516
ING MAP PLUS NP26	1,399.899	10.83	15,161
ING MAP PLUS NP28	544.298	10.75	5,851
ING MAP PLUS NP29	3,389.828	10.71	36,305
ING MAP PLUS NP32	83.292	10.58	881
Qualified V	2,600.658	21.37	55,576
Qualified VI	2,627,467.663	22.02	57,856,838

256

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
Qualified VIII	1,335.534	$ 21.91	$ 29,262
Qualified X (1.15)	226,280.784	28.04	6,344,913
Qualified X (1.25)	197,012.237	27.55	5,427,687
Qualified XII (0.00)	524.952	14.83	7,785
Qualified XII (0.05)	98,080.538	25.12	2,463,783
Qualified XII (0.10)	260.308	14.63	3,808
Qualified XII (0.20)	179,409.859	14.43	2,588,884
Qualified XII (0.25)	93,694.484	14.33	1,342,642
Qualified XII (0.30)	65,858.364	14.24	937,823
Qualified XII (0.35)	6,803.152	14.14	96,197
Qualified XII (0.40)	140,734.149	21.40	3,011,711
Qualified XII (0.45)	47.228	13.95	659
Qualified XII (0.50)	1,262,993.286	14.41	18,199,733
Qualified XII (0.55)	112,046.977	13.76	1,541,766
Qualified XII (0.60)	62,118.614	13.67	849,161
Qualified XII (0.65)	640,868.189	13.57	8,696,581
Qualified XII (0.70)	216,539.780	13.48	2,918,956
Qualified XII (0.75)	259,928.163	13.39	3,480,438
Qualified XII (0.80)	547,761.163	14.51	7,948,014
Qualified XII (0.85)	391,909.336	20.22	7,924,407
Qualified XII (0.90)	22,647.263	14.08	318,873
Qualified XII (0.95)	555,900.934	19.90	11,062,429
Qualified XII (1.00)	1,127,906.409	19.75	22,276,152
Qualified XII (1.05)	65,859.099	19.60	1,290,838
Qualified XII (1.10)	133,267.511	19.44	2,590,720
Qualified XII (1.15)	98,462.857	19.29	1,899,349
Qualified XII (1.20)	24,053.937	19.14	460,392
Qualified XII (1.25)	118,858.857	18.99	2,257,130
Qualified XII (1.30)	15,243.009	18.84	287,178
Qualified XII (1.35)	30.611	18.70	572
Qualified XII (1.40)	15,034.615	18.55	278,892
Qualified XII (1.45)	9,780.551	18.41	180,060
Qualified XII (1.50)	3,166.745	18.26	57,825
Qualified XIII	2,294.802	23.07	52,941
Qualified XV	24,022.008	23.03	553,227
Qualified XVI	103,017.572	21.22	2,186,033
Qualified XVII	2,402.666	22.02	52,907
Qualified XVIII	8,222.383	27.55	226,527
Qualified XXVII	1,851,625.929	23.72	43,920,567
Qualified XXVIII	1,067,085.700	23.54	25,119,197
Qualified XXXII	18,584.008	11.88	220,778
Qualified XXXIV	90,072.722	8.07	726,887
Qualified XXXVI	31,706.750	12.67	401,725
Qualified XXXVIII	41,555.721	8.29	344,497
Qualified XLIII	10,496.384	8.08	84,811
Qualified LIV	48,864.316	11.28	551,189
Qualified LVI	138,090.715	11.59	1,600,471
Qualified LIX	863.109	12.81	11,056
	13,226,058.364		$ 256,286,164

257

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	86,091.822	$ 11.90	$ 1,024,493
Contracts in accumulation period:
ING Custom Choice 62	3,862.819	11.85	45,774
ING Custom Choice 65	51,131.450	12.65	646,813
ING MAP PLUS NP1	13,631.276	11.66	158,941
ING MAP PLUS NP11	2,802.106	11.21	31,412
ING MAP PLUS NP12	2,528.278	11.16	28,216
ING MAP PLUS NP13	4,209.454	11.12	46,809
ING MAP PLUS NP17	446.527	10.95	4,889
ING MAP PLUS NP18	100.536	10.90	1,096
ING MAP PLUS NP22	221.122	10.73	2,373
ING MAP PLUS NP23	109.510	10.69	1,171
ING MAP PLUS NP26	33.845	10.56	357
ING MAP PLUS NP28	41.676	10.48	437
ING MAP PLUS NP29	1,009.392	10.44	10,538
Qualified V	298.250	18.79	5,604
Qualified VI	3,713,244.096	19.06	70,774,432
Qualified VIII	6,487.690	19.27	125,018
Qualified X (1.15)	313,273.303	26.98	8,452,114
Qualified X (1.25)	197,484.539	26.51	5,235,315
Qualified XII (0.05)	40,493.626	21.74	880,331
Qualified XII (0.10)	91.100	14.10	1,285
Qualified XII (0.20)	223,711.519	13.91	3,111,827
Qualified XII (0.25)	155,676.768	13.81	2,149,896
Qualified XII (0.30)	95,959.397	13.72	1,316,563
Qualified XII (0.35)	14,211.253	13.62	193,557
Qualified XII (0.40)	142,448.031	19.48	2,774,888
Qualified XII (0.45)	204.536	13.44	2,749
Qualified XII (0.50)	286,046.996	14.02	4,010,379
Qualified XII (0.55)	153,266.225	13.26	2,032,310
Qualified XII (0.60)	135,067.961	13.17	1,778,845
Qualified XII (0.65)	1,885,044.035	13.08	24,656,376
Qualified XII (0.70)	275,317.846	12.99	3,576,379
Qualified XII (0.75)	241,558.648	12.90	3,116,107
Qualified XII (0.80)	422,828.870	14.04	5,936,517
Qualified XII (0.85)	778,909.321	18.40	14,331,932
Qualified XII (0.90)	32,500.303	13.51	439,079
Qualified XII (0.95)	547,004.994	18.12	9,911,730
Qualified XII (1.00)	1,616,655.091	17.98	29,067,459
Qualified XII (1.05)	59,918.766	17.84	1,068,951
Qualified XII (1.10)	167,341.131	17.70	2,961,938
Qualified XII (1.15)	89,325.477	17.56	1,568,555
Qualified XII (1.20)	36,160.150	17.42	629,910
Qualified XII (1.25)	109,896.971	17.29	1,900,119
Qualified XII (1.30)	9,551.917	17.15	163,815
Qualified XII (1.40)	25,432.869	16.89	429,561
Qualified XII (1.45)	5,060.173	16.75	84,758
Qualified XII (1.50)	10,096.657	16.62	167,806

258

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class (continued)
Qualified XIII	3,579.086	$ 19.97	$ 71,474
Qualified XV	31,952.611	19.94	637,135
Qualified XVI	133,587.893	18.37	2,454,010
Qualified XVII	424.157	19.06	8,084
Qualified XVIII	12,943.266	26.51	343,126
Qualified XXXII	22,396.426	11.69	261,814
Qualified XXXIII (0.65)	65.732	10.98	722
Qualified XXXIV	99,558.874	8.01	797,467
Qualified XXXVI	43,030.720	11.10	477,641
Qualified XXXVIII	117,741.797	8.23	969,015
Qualified XLIII	22,104.630	8.03	177,500
Qualified LIV	62,804.874	12.41	779,408
Qualified LVI	210,136.667	12.76	2,681,344
	12,717,115.055		$ 214,518,164
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	4,592.742	$12.55 to $13.54	$ 62,145
Contracts in accumulation period:
Qualified XXVII	573,845.643	12.65	7,259,147
Qualified XXVIII	191,823.547	12.55	2,407,386
	770,261.932		$ 9,728,678
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	3,536.319	$ 11.21	$ 39,642
Qualified V	957.075	14.68	14,050
Qualified VI	524,508.587	15.07	7,904,344
Qualified VIII	643.976	15.05	9,692
Qualified X (1.15)	71,350.656	15.80	1,127,340
Qualified X (1.25)	67,647.585	15.53	1,050,567
Qualified XII (0.05)	29,625.072	17.19	509,255
Qualified XII (0.20)	58,785.835	11.96	703,079
Qualified XII (0.25)	32,504.949	11.88	386,159
Qualified XII (0.30)	10,351.071	11.80	122,143
Qualified XII (0.35)	3,087.999	11.72	36,191
Qualified XII (0.40)	18,885.709	16.23	306,515
Qualified XII (0.45)	15.857	11.56	183
Qualified XII (0.50)	28,173.338	12.38	348,786
Qualified XII (0.55)	66,430.687	11.40	757,310
Qualified XII (0.60)	12,226.278	11.33	138,524
Qualified XII (0.65)	274,994.507	11.25	3,093,688
Qualified XII (0.70)	39,609.351	11.17	442,436
Qualified XII (0.75)	42,893.342	11.10	476,116
Qualified XII (0.80)	75,803.240	12.32	933,896
Qualified XII (0.85)	106,235.543	15.33	1,628,591
Qualified XII (0.90)	6,354.253	12.17	77,331
Qualified XII (0.95)	49,020.757	15.10	740,213
Qualified XII (1.00)	109,026.812	14.98	1,633,222
Qualified XII (1.05)	10,678.782	14.86	158,687
Qualified XII (1.10)	25,312.222	14.75	373,355

259

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class (continued)
Qualified XII (1.15)	8,821.414	$ 14.63	$ 129,057
Qualified XII (1.20)	10,645.251	14.52	154,569
Qualified XII (1.25)	22,341.835	14.40	321,722
Qualified XII (1.30)	2,033.756	14.29	29,062
Qualified XII (1.40)	2,828.874	14.07	39,802
Qualified XII (1.45)	67.562	13.96	943
Qualified XII (1.50)	2,431.402	13.85	33,675
Qualified XV	8,065.981	15.77	127,201
Qualified XVI	26,401.108	14.53	383,608
Qualified XVII	1,035.952	15.07	15,612
Qualified XVIII	1,563.247	15.53	24,277
Qualified XXVII	355,598.613	8.53	3,033,256
Qualified XXXII	1,335.362	11.89	15,877
Qualified XXXIV	7,452.330	6.36	47,397
Qualified XXXVI	2,204.222	12.97	28,589
Qualified XXXVIII	18,576.541	6.53	121,305
Qualified XLIII	1,362.141	6.37	8,677
Qualified LIV	7,980.573	11.00	87,786
Qualified LVI	25,925.507	11.30	292,958
Qualified LIX	6,017.093	13.11	78,884
	2,181,348.566		$ 27,985,572
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	536,266.132	$ 14.96	$ 8,022,541
Contracts in accumulation period:
ING Custom Choice 62	29,977.789	14.34	429,881
ING Custom Choice 65	51,830.271	13.64	706,965
ING MAP PLUS NP1	227,543.868	15.26	3,472,319
ING MAP PLUS NP6	30,857.294	14.96	461,625
ING MAP PLUS NP8	125,870.993	14.84	1,867,926
ING MAP PLUS NP9	190,801.757	14.79	2,821,958
ING MAP PLUS NP10	7,266.095	14.73	107,030
ING MAP PLUS NP11	65,578.267	14.67	962,033
ING MAP PLUS NP12	68,095.531	14.61	994,876
ING MAP PLUS NP13	17,810.337	14.55	259,140
ING MAP PLUS NP14	80,165.406	14.50	1,162,398
ING MAP PLUS NP15	55,949.210	14.44	807,907
ING MAP PLUS NP16	17,400.175	14.38	250,215
ING MAP PLUS NP17	61,345.728	14.33	879,084
ING MAP PLUS NP18	10,143.210	14.27	144,744
ING MAP PLUS NP19	31,310.743	14.21	444,926
ING MAP PLUS NP20	39,554.662	14.16	560,094
ING MAP PLUS NP21	40,199.723	14.10	566,816
ING MAP PLUS NP22	16,900.609	14.05	237,454
ING MAP PLUS NP23	33,454.305	13.99	468,026
ING MAP PLUS NP24	7,232.986	13.93	100,755
ING MAP PLUS NP25	18,545.798	13.88	257,416
ING MAP PLUS NP26	9,203.865	13.82	127,197
ING MAP PLUS NP27	1,090.876	13.77	15,021

260

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
ING MAP PLUS NP28	7,925.232	$ 13.72	$ 108,734
ING MAP PLUS NP29	6,040.556	13.66	82,514
ING MAP PLUS NP30	1,193.283	13.61	16,241
ING MAP PLUS NP32	693.104	13.50	9,357
Qualified V	1,553.852	30.64	47,610
Qualified VI	6,618,155.858	31.24	206,751,189
Qualified VIII	4,940.283	31.41	155,174
Qualified X (1.15)	279,727.572	35.69	9,983,477
Qualified X (1.25)	422,374.728	35.10	14,825,353
Qualified XII (0.00)	1,738,334.361	12.65	21,989,930
Qualified XII (0.00)	7,915.393	21.57	170,735
Qualified XII (0.05)	202,145.537	35.63	7,202,445
Qualified XII (0.05)	251,909.343	35.63	8,975,530
Qualified XII (0.10)	213.320	21.28	4,539
Qualified XII (0.20)	753,804.948	20.99	15,822,366
Qualified XII (0.25)	238,423.635	20.85	4,971,133
Qualified XII (0.30)	95,945.318	20.71	1,987,028
Qualified XII (0.35)	18,952.904	20.57	389,861
Qualified XII (0.40)	326,308.000	31.71	10,347,227
Qualified XII (0.45)	1,391.005	20.29	28,223
Qualified XII (0.50)	2,604,172.474	21.06	54,843,872
Qualified XII (0.55)	500,853.580	20.02	10,027,089
Qualified XII (0.60)	2,964,997.787	19.88	58,944,156
Qualified XII (0.65)	1,374,458.938	19.75	27,145,564
Qualified XII (0.70)	550,951.753	19.61	10,804,164
Qualified XII (0.75)	1,137,376.708	19.48	22,156,098
Qualified XII (0.80)	1,219,476.520	21.27	25,938,266
Qualified XII (0.85)	1,116,432.155	29.96	33,448,307
Qualified XII (0.90)	102,143.676	20.50	2,093,945
Qualified XII (0.95)	1,130,087.054	29.50	33,337,568
Qualified XII (1.00)	3,164,441.395	29.27	92,623,200
Qualified XII (1.05)	129,621.931	29.04	3,764,221
Qualified XII (1.10)	234,868.378	28.81	6,766,558
Qualified XII (1.15)	274,819.577	28.59	7,857,092
Qualified XII (1.20)	51,767.490	28.36	1,468,126
Qualified XII (1.25)	318,801.032	28.14	8,971,061
Qualified XII (1.30)	15,130.172	27.92	422,434
Qualified XII (1.35)	1,091.014	27.71	30,232
Qualified XII (1.40)	27,771.916	27.49	763,450
Qualified XII (1.45)	4,037.242	27.28	110,136
Qualified XII (1.50)	4,220.966	27.06	114,219
Qualified XIII	5,440.397	32.73	178,064
Qualified XV	39,712.540	32.68	1,297,806
Qualified XVI	165,572.156	30.11	4,985,378
Qualified XVII	13,771.673	31.24	430,227
Qualified XVIII	14,992.215	35.10	526,227
Qualified XXI	179,268.056	33.30	5,969,626
Qualified XXVII	4,803,413.453	36.35	174,604,079
Qualified XXVIII	1,350,088.078	36.08	48,711,178

261

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
Qualified XXXII	20,730.765	$ 14.81	$ 307,023
Qualified XXXIII (0.65)	124,243.865	17.23	2,140,722
Qualified XXXIV	129,932.204	8.53	1,108,322
Qualified XXXVI	50,658.575	17.41	881,966
Qualified XXXVIII	254,058.409	8.77	2,228,092
Qualified XLIII	68,421.022	8.55	585,000
Qualified LIV	451,227.078	13.38	6,037,418
Qualified LVI	442,685.827	13.76	6,091,357
Qualified LIX	36,698.877	17.60	645,900
	37,830,780.810		$ 988,355,156
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,685,829.442	$ 26.27	$ 96,826,739
Qualified XXVIII	250,023.593	26.07	6,518,115
	3,935,853.035		$ 103,344,854
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	1,311,348.308	$ 13.81	$ 18,109,720

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	712,505.929	$ 22.46	$ 16,002,883
Qualified XXVIII	217,224.248	22.29	4,841,928
	929,730.177		$ 20,844,811
Mutual Global Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP4	35.102	$ 17.07	$ 599
ING MAP PLUS NP6	6,364.072	16.93	107,744
ING MAP PLUS NP8	14,695.498	16.80	246,884
ING MAP PLUS NP9	17,810.471	16.73	297,969
ING MAP PLUS NP11	15,631.942	16.60	259,490
ING MAP PLUS NP12	6,749.994	16.54	111,645
ING MAP PLUS NP13	17,102.233	16.47	281,674
ING MAP PLUS NP14	33,910.680	16.41	556,474
ING MAP PLUS NP15	9,869.268	16.34	161,264
ING MAP PLUS NP16	2,485.817	16.28	40,469
ING MAP PLUS NP17	9,126.741	16.21	147,944
ING MAP PLUS NP18	484.981	16.15	7,832
ING MAP PLUS NP19	10,651.532	16.09	171,383
ING MAP PLUS NP20	16,302.617	16.02	261,168
ING MAP PLUS NP21	3,385.024	15.96	54,025
ING MAP PLUS NP22	2,757.621	15.90	43,846
ING MAP PLUS NP23	1,706.828	15.83	27,019
ING MAP PLUS NP24	361.740	15.77	5,705
ING MAP PLUS NP26	267.783	15.65	4,191
ING MAP PLUS NP27	114.823	15.58	1,789
ING MAP PLUS NP28	460.162	15.52	7,142
ING MAP PLUS NP32	235.145	15.28	3,593

262

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	170,510.074	$ 2,799,849

263

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	16,542.900	$ 14.45	$ 239,045
ING MAP PLUS NP8	703.322	14.06	9,889
ING MAP PLUS NP11	3,074.505	13.89	42,705
ING MAP PLUS NP14	1,693.730	13.73	23,255
ING MAP PLUS NP15	1,530.650	13.67	20,924
ING MAP PLUS NP16	2,558.493	13.62	34,847
ING MAP PLUS NP17	722.591	13.56	9,798
ING MAP PLUS NP18	775.162	13.51	10,472
ING MAP PLUS NP20	14,292.185	13.40	191,515
ING MAP PLUS NP21	662.875	13.35	8,849
ING MAP PLUS NP22	1,122.017	13.30	14,923
ING MAP PLUS NP23	3,394.306	13.25	44,975
ING MAP PLUS NP26	31.360	13.09	411
ING MAP PLUS NP32	1,702.419	12.78	21,757
	48,806.515		$ 673,365
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	95,755.083	$ 15.91	$ 1,523,463
Contracts in accumulation period:
ING Custom Choice 62	1,970.682	15.04	29,639
ING Custom Choice 65	5,476.129	13.44	73,599
ING MAP PLUS NP1	16,371.075	16.05	262,756
ING MAP PLUS NP6	4,647.671	15.74	73,154
ING MAP PLUS NP8	46,972.616	15.61	733,243
ING MAP PLUS NP9	19,626.753	15.55	305,196
ING MAP PLUS NP10	2,020.554	15.49	31,298
ING MAP PLUS NP11	5,334.257	15.43	82,308
ING MAP PLUS NP12	8,777.905	15.37	134,916
ING MAP PLUS NP13	1,479.389	15.31	22,649
ING MAP PLUS NP14	1,989.157	15.25	30,335
ING MAP PLUS NP15	18,360.560	15.19	278,897
ING MAP PLUS NP16	1,982.376	15.13	29,993
ING MAP PLUS NP17	7,092.551	15.07	106,885
ING MAP PLUS NP18	807.422	15.01	12,119
ING MAP PLUS NP19	1,928.974	14.95	28,838
ING MAP PLUS NP20	45.702	14.89	681
ING MAP PLUS NP21	2,536.787	14.83	37,621
ING MAP PLUS NP22	4,238.971	14.77	62,610
ING MAP PLUS NP23	2,332.522	14.71	34,311
ING MAP PLUS NP24	779.925	14.66	11,434
ING MAP PLUS NP25	21.561	14.60	315
ING MAP PLUS NP26	2,607.267	14.54	37,910
ING MAP PLUS NP28	2,375.052	14.43	34,272
ING MAP PLUS NP29	71.797	14.37	1,032
ING MAP PLUS NP30	401.151	14.31	5,740
ING MAP PLUS NP32	1.122	14.20	16
Qualified VI	1,029,136.767	17.87	18,390,674
Qualified X (1.15)	41,335.973	18.06	746,528

264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
Qualified X (1.25)	92,162.982	$ 17.87	$ 1,646,952
Qualified XII (0.00)	588.044	20.36	11,973
Qualified XII (0.05)	49,760.645	20.04	997,203
Qualified XII (0.10)	237.510	20.15	4,786
Qualified XII (0.20)	99,109.455	19.94	1,976,243
Qualified XII (0.25)	83,558.558	19.84	1,657,802
Qualified XII (0.30)	17,561.533	19.74	346,665
Qualified XII (0.40)	143,074.030	19.53	2,794,236
Qualified XII (0.50)	772,940.457	19.33	14,940,939
Qualified XII (0.55)	41,039.536	19.23	789,190
Qualified XII (0.60)	48,892.482	19.13	935,313
Qualified XII (0.65)	411,856.055	19.03	7,837,621
Qualified XII (0.70)	51,040.552	18.93	966,198
Qualified XII (0.75)	188,457.544	18.83	3,548,656
Qualified XII (0.80)	29,652.981	18.73	555,400
Qualified XII (0.85)	179,323.858	18.63	3,340,803
Qualified XII (0.90)	4,097.325	18.54	75,964
Qualified XII (0.95)	205,528.257	18.44	3,789,941
Qualified XII (1.00)	713,461.658	18.34	13,084,887
Qualified XII (1.05)	23,094.074	18.25	421,467
Qualified XII (1.10)	33,411.948	18.15	606,427
Qualified XII (1.15)	28,377.013	18.06	512,489
Qualified XII (1.20)	15,051.527	17.96	270,325
Qualified XII (1.25)	71,483.097	17.87	1,277,403
Qualified XII (1.30)	3,288.638	17.78	58,472
Qualified XII (1.35)	122.153	17.68	2,160
Qualified XII (1.40)	2,554.094	17.59	44,927
Qualified XII (1.45)	1,157.429	17.50	20,255
Qualified XII (1.50)	726.260	17.41	12,644
Qualified XV	5,193.127	18.44	95,761
Qualified XVI	18,193.906	17.41	316,756
Qualified XVIII	2,242.346	17.87	40,071
Qualified XXI	36,658.145	18.73	686,607
Qualified XXVII	501,012.523	20.19	10,115,443
Qualified XXVIII	589,708.603	17.29	10,196,062
Qualified XXXII	202.874	15.37	3,118
Qualified XXXIII (0.65)	49,952.061	19.12	955,083
Qualified XXXIV	9,148.013	9.85	90,108
Qualified XXXVIII	36,622.790	10.13	370,989
Qualified XLIII	1,173.841	9.87	11,586
Qualified LIV	23,223.865	13.19	306,323
Qualified LVI	21,549.455	13.56	292,211
Qualified LIX	1,101.908	19.54	21,531
	5,934,070.903		$ 109,151,422

265

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	18,492.421	$ 9.06	$ 167,541
ING MAP PLUS NP3	1,592.483	9.03	14,380
ING MAP PLUS NP4	7,533.994	9.02	67,957
ING MAP PLUS NP6	12,233.834	8.98	109,860
ING MAP PLUS NP8	5,675.019	8.95	50,791
ING MAP PLUS NP11	3,075.996	8.90	27,376
ING MAP PLUS NP12	103.072	8.88	915
ING MAP PLUS NP13	3,660.945	8.87	32,473
ING MAP PLUS NP14	6,488.137	8.85	57,420
ING MAP PLUS NP15	4,190.535	8.84	37,044
ING MAP PLUS NP17	29,036.352	8.80	255,520
ING MAP PLUS NP18	13,839.257	8.79	121,647
ING MAP PLUS NP21	6,999.102	8.74	61,172
ING MAP PLUS NP22	2,250.869	8.72	19,628
ING MAP PLUS NP23	6,870.556	8.71	59,843
ING MAP PLUS NP26	873.286	8.66	7,563
ING MAP PLUS NP30	96.316	8.60	828
ING MAP PLUS NP32	91.596	8.57	785
	123,103.770		$ 1,092,743
Fundamental InvestorsSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,893.024	$ 8.76	$ 25,343
ING Custom Choice 65	1,170.941	9.03	10,574
Qualified VI	944,376.912	8.76	8,272,742
Qualified XII (0.00)	100,899.583	9.17	925,249
Qualified XII (0.20)	38,696.307	9.10	352,136
Qualified XII (0.30)	4,102.116	9.07	37,206
Qualified XII (0.40)	191,348.701	9.03	1,727,879
Qualified XII (0.50)	89,862.312	9.00	808,761
Qualified XII (0.55)	20,775.725	8.98	186,566
Qualified XII (0.60)	32,867.695	8.97	294,823
Qualified XII (0.65)	18,593.351	8.95	166,410
Qualified XII (0.70)	89,927.204	8.93	803,050
Qualified XII (0.75)	204,466.355	8.92	1,823,840
Qualified XII (0.80)	125,235.764	8.90	1,114,598
Qualified XII (0.85)	254,776.627	8.89	2,264,964
Qualified XII (0.95)	225,831.898	8.85	1,998,612
Qualified XII (1.00)	649,765.474	8.84	5,743,927
Qualified XII (1.05)	8,822.139	8.82	77,811
Qualified XII (1.10)	32,043.006	8.80	281,978
Qualified XII (1.15)	19,487.050	8.79	171,291
Qualified XII (1.20)	213.112	8.77	1,869
Qualified XII (1.25)	62,132.063	8.76	544,277
Qualified XII (1.35)	460.763	8.72	4,018
Qualified XII (1.40)	2,096.335	8.71	18,259
Qualified XII (1.50)	1,989.233	8.68	17,267
Qualified XIII	320.044	8.85	2,832

266

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-4 (continued)
Qualified XVI	16,752.892	$ 8.68	$ 145,415
Qualified XXI	456,738.853	8.90	4,064,976
Qualified XXXIV	871.935	8.92	7,778
Qualified XXXVIII	9,583.144	9.17	87,877
Qualified XLIII	56.305	8.94	503
Qualified LIV	38,057.180	8.90	338,709
Qualified LVI	3,404.974	9.08	30,917
	3,648,619.017		$ 32,352,457
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	105,792.388	$ 13.13	$ 1,389,054
ING MAP PLUS NP3	3,150.451	13.02	41,019
ING MAP PLUS NP5	0.023	12.92	-
ING MAP PLUS NP6	28,500.701	12.87	366,804
ING MAP PLUS NP8	118,452.686	12.77	1,512,641
ING MAP PLUS NP9	128,799.235	12.72	1,638,326
ING MAP PLUS NP10	2,776.058	12.67	35,173
ING MAP PLUS NP11	91,952.135	12.62	1,160,436
ING MAP PLUS NP12	45,451.585	12.57	571,326
ING MAP PLUS NP13	39,611.276	12.52	495,933
ING MAP PLUS NP14	112,368.255	12.47	1,401,232
ING MAP PLUS NP15	105,482.849	12.42	1,310,097
ING MAP PLUS NP16	3,877.744	12.37	47,968
ING MAP PLUS NP17	49,609.360	12.32	611,187
ING MAP PLUS NP18	11,431.399	12.27	140,263
ING MAP PLUS NP19	63,789.691	12.22	779,510
ING MAP PLUS NP20	32,652.673	12.18	397,710
ING MAP PLUS NP21	37,095.058	12.13	449,963
ING MAP PLUS NP22	27,708.399	12.08	334,717
ING MAP PLUS NP23	34,010.492	12.03	409,146
ING MAP PLUS NP24	7,116.684	11.98	85,258
ING MAP PLUS NP25	1,840.797	11.94	21,979
ING MAP PLUS NP26	12,374.109	11.89	147,128
ING MAP PLUS NP28	11,996.264	11.80	141,556
ING MAP PLUS NP29	3,258.288	11.75	38,285
ING MAP PLUS NP30	1,204.006	11.70	14,087
ING MAP PLUS NP32	1,885.486	11.61	21,890
Qualified XII (1.00)	82,664.089	9.71	802,668
	1,164,852.181		$ 14,365,356

267

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	15,883.752	$ 12.52	$ 198,865
ING Custom Choice 65	5,037.946	12.52	63,075
Qualified V	3,297.457	12.04	39,701
Qualified VI	4,708,634.146	12.19	57,398,250
Qualified XII (0.00)	189,150.574	13.42	2,538,401
Qualified XII (0.05)	19,245.633	13.39	257,699
Qualified XII (0.10)	504.311	13.31	6,712
Qualified XII (0.20)	231,024.977	13.21	3,051,840
Qualified XII (0.25)	781.991	13.16	10,291
Qualified XII (0.30)	72,655.150	13.11	952,509
Qualified XII (0.35)	1,830.709	13.06	23,909
Qualified XII (0.40)	198,885.209	13.01	2,587,497
Qualified XII (0.50)	3,130,770.380	12.91	40,418,246
Qualified XII (0.55)	352,289.128	12.86	4,530,438
Qualified XII (0.60)	121,179.028	12.81	1,552,303
Qualified XII (0.65)	482,681.605	12.76	6,159,017
Qualified XII (0.70)	365,512.395	12.71	4,645,663
Qualified XII (0.75)	1,226,025.660	12.67	15,533,745
Qualified XII (0.80)	1,192,581.000	12.62	15,050,372
Qualified XII (0.85)	1,035,803.854	12.57	13,020,054
Qualified XII (0.90)	13,592.110	12.52	170,173
Qualified XII (0.95)	1,014,665.272	12.47	12,652,876
Qualified XII (1.00)	3,449,059.520	12.43	42,871,810
Qualified XII (1.05)	66,293.806	12.38	820,717
Qualified XII (1.10)	127,160.468	12.33	1,567,889
Qualified XII (1.15)	178,663.512	12.28	2,193,988
Qualified XII (1.20)	28,206.525	12.24	345,248
Qualified XII (1.25)	358,043.111	12.19	4,364,546
Qualified XII (1.30)	6,330.771	12.14	76,856
Qualified XII (1.35)	291.531	12.10	3,528
Qualified XII (1.40)	33,780.453	12.05	407,054
Qualified XII (1.45)	5,545.888	12.00	66,551
Qualified XII (1.50)	3,270.475	11.96	39,115
Qualified XIII	1,285.923	12.47	16,035
Qualified XV	30,540.812	12.47	380,844
Qualified XVI	100,578.514	11.96	1,202,919
Qualified XVII	11,201.764	12.29	137,670
Qualified XXI	157,238.974	12.62	1,984,356
Qualified XXVII	2,634,039.777	11.91	31,371,414
Qualified XXXIII (0.65)	17,793.192	13.11	233,269
Qualified XXXIV	75,074.174	8.28	621,614
Qualified XXXVIII	53,689.276	8.51	456,896
Qualified XLIII	27,275.916	8.30	226,390
Qualified LIV	82,584.585	12.28	1,014,139
Qualified LVI	35,013.667	12.63	442,223
	21,864,994.921		$ 271,706,707

	268

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Hartford Capital Appreciation Fund - Class R4
Contracts in accumulation period:
Qualified XII (0.65)	17,887.507	$ 9.67	$ 172,972

The Hartford Dividend And Growth Fund - Class R4
Contracts in accumulation period:
Qualified XII (0.65)	2,485.324	$ 11.19	$ 27,811

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	8,933.512	$ 14.63	$ 130,697
ING MAP PLUS NP4	4,159.243	14.46	60,143
ING MAP PLUS NP5	0.006	14.40	-
ING MAP PLUS NP6	7,530.623	14.35	108,064
ING MAP PLUS NP9	21,510.967	14.18	305,026
ING MAP PLUS NP10	3,353.171	14.12	47,347
ING MAP PLUS NP11	3,197.978	14.07	44,996
ING MAP PLUS NP12	14,185.437	14.01	198,738
ING MAP PLUS NP13	7,700.790	13.96	107,503
ING MAP PLUS NP14	7,490.113	13.90	104,113
ING MAP PLUS NP15	10,675.803	13.85	147,860
ING MAP PLUS NP16	1,426.023	13.79	19,665
ING MAP PLUS NP17	3,371.964	13.74	46,331
ING MAP PLUS NP18	7,241.099	13.68	99,058
ING MAP PLUS NP19	4,971.715	13.63	67,764
ING MAP PLUS NP20	1,418.091	13.57	19,243
ING MAP PLUS NP21	15,736.378	13.52	212,756
ING MAP PLUS NP22	6,383.848	13.47	85,990
ING MAP PLUS NP23	3,316.092	13.42	44,502
ING MAP PLUS NP24	2,254.204	13.36	30,116
ING MAP PLUS NP25	8,816.289	13.31	117,345
ING MAP PLUS NP26	5,789.599	13.26	76,770
ING MAP PLUS NP28	2,837.445	13.15	37,312
ING MAP PLUS NP29	736.344	13.10	9,646
	153,036.734		$ 2,120,985
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	671,808.199	$10.92 to $37.17	$ 16,367,475
Contracts in accumulation period:
ING Custom Choice 62	314.920	11.80	3,716
ING Custom Choice 65	6,449.908	11.73	75,657
ING MAP PLUS NP1	1,743.205	12.32	21,476
ING MAP PLUS NP15	0.232	11.66	3
ING MAP PLUS NP18	2,001.863	11.52	23,061
ING MAP PLUS NP21	1,530.178	11.38	17,413
ING MAP PLUS NP25	286.704	11.20	3,211
Qualified I	15,941.911	36.25	577,894
Qualified IX	763.327	27.12	20,701
Qualified V	673.172	26.59	17,900
Qualified VI	4,164,501.843	27.24	113,441,030

269

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified VII	41,000.581	$ 26.42	$ 1,083,235
Qualified VIII	1,699.422	25.26	42,927
Qualified X (1.15)	324,120.579	27.74	8,991,105
Qualified X (1.25)	732,105.290	27.24	19,942,548
Qualified XII (0.05)	43,642.290	31.07	1,355,966
Qualified XII (0.10)	65.901	15.57	1,026
Qualified XII (0.20)	112,983.149	15.36	1,735,421
Qualified XII (0.25)	127,231.288	15.25	1,940,277
Qualified XII (0.30)	28,128.467	15.15	426,146
Qualified XII (0.35)	2,793.989	15.05	42,050
Qualified XII (0.40)	63,229.469	21.47	1,357,537
Qualified XII (0.45)	7.381	14.84	110
Qualified XII (0.50)	174,927.933	15.31	2,678,147
Qualified XII (0.55)	90,593.933	14.64	1,326,295
Qualified XII (0.60)	597,025.135	14.54	8,680,745
Qualified XII (0.65)	336,647.632	14.44	4,861,192
Qualified XII (0.70)	258,977.134	14.35	3,716,322
Qualified XII (0.75)	254,305.135	14.25	3,623,848
Qualified XII (0.80)	798,509.684	15.10	12,057,496
Qualified XII (0.85)	579,152.621	20.29	11,751,007
Qualified XII (0.90)	72,856.779	14.64	1,066,623
Qualified XII (0.95)	527,000.251	19.97	10,524,195
Qualified XII (1.00)	883,574.694	19.82	17,512,450
Qualified XII (1.05)	47,136.676	19.66	926,707
Qualified XII (1.10)	109,209.426	19.51	2,130,676
Qualified XII (1.15)	198,844.621	19.36	3,849,632
Qualified XII (1.20)	13,186.396	19.21	253,311
Qualified XII (1.25)	59,511.453	19.06	1,134,288
Qualified XII (1.30)	2,779.343	18.91	52,557
Qualified XII (1.35)	1,005.061	18.76	18,855
Qualified XII (1.40)	11,453.043	18.62	213,256
Qualified XII (1.45)	31.254	18.47	577
Qualified XII (1.50)	599.028	18.33	10,980
Qualified XIII	32.574	28.54	930
Qualified XIX	3,128.500	37.60	117,632
Qualified XV	7,901.875	28.50	225,203
Qualified XVI	82,734.437	26.25	2,171,779
Qualified XVII	43,540.615	28.25	1,230,022
Qualified XVIII	106,776.622	28.25	3,016,440
Qualified XX	14,581.491	37.09	540,828
Qualified XXVII	692,758.496	36.79	25,486,585
Qualified XXVIII	74,024.737	36.74	2,719,669
Qualified XXX	31,660.917	34.79	1,101,483
Qualified XXXII	170,175.801	11.83	2,013,180
Qualified XXXIV	108,258.290	9.35	1,012,215
Qualified XXXVI	18,475.164	13.14	242,764
Qualified XXXVIII	119,672.710	9.61	1,150,055
Qualified XLIII	10,192.415	9.37	95,503

270

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified LIV	153,281.395	$ 11.51	$ 1,764,269
Qualified LVI	208,697.360	11.85	2,473,064
Qualified LIX	2,345.047	13.33	31,259
	13,208,588.946		$ 299,269,924
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	25,248.812	$ 19.12	$ 482,757
ING MAP PLUS NP6	6,112.559	18.75	114,610
ING MAP PLUS NP8	2,680.903	18.60	49,865
ING MAP PLUS NP9	15,887.936	18.52	294,245
ING MAP PLUS NP11	2,380.442	18.38	43,753
ING MAP PLUS NP12	18,613.950	18.31	340,821
ING MAP PLUS NP13	2,537.050	18.23	46,250
ING MAP PLUS NP14	11,140.163	18.16	202,305
ING MAP PLUS NP15	224.802	18.09	4,067
ING MAP PLUS NP17	352.569	17.95	6,329
ING MAP PLUS NP18	128.504	17.88	2,298
ING MAP PLUS NP19	4,022.969	17.81	71,649
ING MAP PLUS NP20	13,452.127	17.74	238,641
ING MAP PLUS NP21	5,004.774	17.67	88,434
ING MAP PLUS NP22	356.314	17.60	6,271
ING MAP PLUS NP23	4,441.500	17.53	77,859
ING MAP PLUS NP25	1,096.116	17.39	19,061
ING MAP PLUS NP26	43.237	17.32	749
ING MAP PLUS NP28	321.232	17.18	5,519
ING MAP PLUS NP30	150.823	17.05	2,572
	114,196.782		$ 2,098,055
ING Value Choice Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	214.391	$ 11.90	$ 2,551

ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING Custom Choice 65	337.068	$ 10.99	$ 3,704
ING MAP PLUS NP1	9,810.789	14.81	145,298
ING MAP PLUS NP8	16,293.900	14.41	234,795
ING MAP PLUS NP9	32,335.098	14.35	464,009
ING MAP PLUS NP11	10,237.268	14.24	145,779
ING MAP PLUS NP12	358.999	14.18	5,091
ING MAP PLUS NP13	180.926	14.13	2,556
ING MAP PLUS NP14	11,734.478	14.07	165,104
ING MAP PLUS NP15	95,996.825	14.02	1,345,875
ING MAP PLUS NP17	23,195.300	13.91	322,647
ING MAP PLUS NP18	13,863.601	13.85	192,011
ING MAP PLUS NP19	18,811.359	13.80	259,597
ING MAP PLUS NP20	17,376.443	13.74	238,752
ING MAP PLUS NP21	9,890.061	13.69	135,395
ING MAP PLUS NP22	1,483.877	13.63	20,225

	271

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income Fund - Class A (continued)
ING MAP PLUS NP23	11,489.620	$ 13.58	$ 156,029
ING MAP PLUS NP24	333.279	13.53	4,509
ING MAP PLUS NP26	1,212.425	13.42	16,271
ING MAP PLUS NP28	2,633.860	13.31	35,057
ING MAP PLUS NP29	3,175.985	13.26	42,114
ING MAP PLUS NP32	2,110.479	13.10	27,647
Qualified VI	15,824.169	10.84	171,534
Qualified XII (0.25)	810.574	16.78	13,601
Qualified XII (0.50)	2,720.559	16.34	44,454
Qualified XII (0.65)	1,210.415	16.09	19,476
Qualified XII (0.75)	451.004	15.92	7,180
Qualified XII (0.95)	15,855.319	10.89	172,664
Qualified XII (1.00)	24,279.177	13.44	326,312
Qualified XII (1.25)	519.351	10.84	5,630
Qualified XVI	1,823.796	10.80	19,697
Qualified LIV	7,345.993	10.92	80,218
Qualified LVI	1,253.783	11.02	13,817
	354,955.780		$ 4,837,048
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	34,940.223	$ 13.98	$ 488,464
ING MAP PLUS NP8	53,647.228	13.59	729,066
ING MAP PLUS NP9	20,286.564	13.54	274,680
ING MAP PLUS NP11	32,233.139	13.43	432,891
ING MAP PLUS NP12	1,139.848	13.38	15,251
ING MAP PLUS NP13	9,911.005	13.33	132,114
ING MAP PLUS NP14	11,812.113	13.28	156,865
ING MAP PLUS NP15	17,935.544	13.22	237,108
ING MAP PLUS NP16	1,335.912	13.17	17,594
ING MAP PLUS NP17	20,751.765	13.12	272,263
ING MAP PLUS NP18	227.112	13.07	2,968
ING MAP PLUS NP19	6,357.094	13.02	82,769
ING MAP PLUS NP21	3,006.796	12.91	38,818
ING MAP PLUS NP22	1,160.014	12.86	14,918
ING MAP PLUS NP23	3,570.490	12.81	45,738
ING MAP PLUS NP24	3,199.151	12.76	40,821
ING MAP PLUS NP25	20,152.147	12.71	256,134
ING MAP PLUS NP26	3,308.716	12.66	41,888
ING MAP PLUS NP28	4,364.478	12.56	54,818
ING MAP PLUS NP32	1,650.598	12.36	20,401
	250,989.937		$ 3,355,569

272

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	771,255.196	$12.29 to $93.56	$ 13,260,256
Contracts in accumulation period:
ING Custom Choice 62	30,286.555	13.18	399,177
ING Custom Choice 65	19,031.609	13.31	253,311
ING MAP PLUS NP1	61,687.058	13.85	854,366
ING MAP PLUS NP8	25,292.833	13.47	340,694
ING MAP PLUS NP9	45,662.189	13.41	612,330
ING MAP PLUS NP10	645.056	13.36	8,618
ING MAP PLUS NP11	72,929.618	13.31	970,693
ING MAP PLUS NP12	70,313.214	13.26	932,353
ING MAP PLUS NP13	11.345	13.20	150
ING MAP PLUS NP14	30,429.538	13.15	400,148
ING MAP PLUS NP15	21,414.256	13.10	280,527
ING MAP PLUS NP16	242.513	13.05	3,165
ING MAP PLUS NP17	11,144.994	13.00	144,885
ING MAP PLUS NP18	188.982	12.95	2,447
ING MAP PLUS NP19	9,250.615	12.89	119,240
ING MAP PLUS NP20	5,599.446	12.84	71,897
ING MAP PLUS NP21	14,816.821	12.79	189,507
ING MAP PLUS NP22	2,626.885	12.74	33,467
ING MAP PLUS NP23	11,578.255	12.69	146,928
ING MAP PLUS NP26	584.761	12.54	7,333
ING MAP PLUS NP27	1,232.581	12.49	15,395
ING MAP PLUS NP28	1,283.783	12.44	15,970
ING MAP PLUS NP29	3,692.701	12.40	45,789
ING MAP PLUS NP30	5,887.995	12.35	72,717
Qualified I	580.569	93.27	54,150
Qualified V	331.051	23.33	7,723
Qualified VI	3,608,131.382	23.58	85,079,738
Qualified VII	44,825.058	21.99	985,703
Qualified VIII	4,485.429	21.69	97,289
Qualified IX	398.124	23.22	9,244
Qualified X (1.15)	214,558.691	24.01	5,151,554
Qualified X (1.25)	486,839.793	23.58	11,479,682
Qualified XII (0.00)	2,121.293	20.70	43,911
Qualified XII (0.05)	96,203.277	26.89	2,586,906
Qualified XII (0.05)	72,609.141	26.89	1,952,460
Qualified XII (0.10)	10.963	20.42	224
Qualified XII (0.20)	166,824.102	20.14	3,359,837
Qualified XII (0.25)	90,151.165	20.01	1,803,925
Qualified XII (0.30)	15,783.197	19.87	313,612
Qualified XII (0.35)	3,464.576	19.74	68,391
Qualified XII (0.40)	144,842.453	22.50	3,258,955
Qualified XII (0.45)	929.324	19.47	18,094
Qualified XII (0.50)	533,774.859	19.60	10,461,987
Qualified XII (0.55)	276,266.867	19.21	5,307,087
Qualified XII (0.60)	3,319,845.696	19.07	63,309,457
Qualified XII (0.65)	928,288.661	18.95	17,591,070

273

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I (continued)
Qualified XII (0.70)	130,161.979	$ 18.82	$ 2,449,648
Qualified XII (0.75)	349,205.123	18.69	6,526,644
Qualified XII (0.80)	668,572.061	18.83	12,589,212
Qualified XII (0.85)	603,777.505	21.26	12,836,310
Qualified XII (0.90)	37,958.475	18.59	705,648
Qualified XII (0.95)	571,134.739	20.93	11,953,850
Qualified XII (1.00)	1,403,969.359	20.77	29,160,444
Qualified XII (1.05)	41,709.049	20.60	859,206
Qualified XII (1.10)	92,326.203	20.44	1,887,148
Qualified XII (1.15)	95,720.059	20.28	1,941,203
Qualified XII (1.20)	23,276.432	20.13	468,555
Qualified XII (1.25)	118,941.301	19.97	2,375,258
Qualified XII (1.30)	11,806.465	19.81	233,886
Qualified XII (1.35)	523.819	19.66	10,298
Qualified XII (1.40)	20,886.121	19.51	407,488
Qualified XII (1.45)	5,374.013	19.35	103,987
Qualified XII (1.50)	1,294.784	19.20	24,860
Qualified XV	11,791.389	24.67	290,894
Qualified XVI	102,526.133	22.72	2,329,394
Qualified XVII	87,055.081	24.10	2,098,027
Qualified XVIII	123,997.071	24.10	2,988,329
Qualified XIX	37.708	95.33	3,595
Qualified XX	5,255.163	93.44	491,042
Qualified XXI	22,235.877	25.14	559,010
Qualified XXVII	439,730.793	94.03	41,347,886
Qualified XXVIII	104,322.907	93.91	9,796,964
Qualified XXIX	271.577	91.42	24,828
Qualified XXX	10,724.505	88.93	953,730
Qualified XXXII	77,896.223	13.07	1,018,104
Qualified XXXIII (0.65)	20,546.085	15.95	327,710
Qualified XXXIV	10,041.806	11.86	119,096
Qualified XXXV	2,066.611	13.14	27,155
Qualified XXXVI	26,096.804	16.12	420,680
Qualified XXXVIII	105,330.656	12.19	1,283,981
Qualified XLIII	14,636.848	11.88	173,886
Qualified LIV	131,939.930	13.07	1,724,455
Qualified LVI	301,996.506	13.45	4,061,853
Qualified LIX	15,050.246	16.35	246,072
	17,018,541.876		$ 386,942,698
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	73,929.145	$ 12.47	$ 921,896

274

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,185.485	$ 11.02	$ 68,164
ING Custom Choice 65	284.450	9.88	2,810
Qualified VI	754,895.846	10.52	7,941,504
Qualified X (1.15)	32,291.362	11.00	355,205
Qualified X (1.25)	43,008.841	10.92	469,657
Qualified XII (0.00)	765.880	11.57	8,861
Qualified XII (0.10)	230.113	11.49	2,644
Qualified XII (0.20)	3,007.750	11.40	34,288
Qualified XII (0.25)	90.066	11.35	1,022
Qualified XII (0.30)	5,360.563	11.31	60,628
Qualified XII (0.35)	4.085	11.27	46
Qualified XII (0.40)	96,443.885	11.22	1,082,100
Qualified XII (0.50)	146,403.294	11.14	1,630,933
Qualified XII (0.55)	14,609.468	11.10	162,165
Qualified XII (0.60)	9,372.862	11.05	103,570
Qualified XII (0.65)	40,776.366	11.01	448,948
Qualified XII (0.70)	28,305.085	10.97	310,507
Qualified XII (0.75)	57,272.947	10.93	625,993
Qualified XII (0.80)	15,291.103	10.88	166,367
Qualified XII (0.85)	116,758.699	10.84	1,265,664
Qualified XII (0.90)	8,895.614	10.80	96,073
Qualified XII (0.95)	90,770.284	10.76	976,688
Qualified XII (1.00)	359,501.705	10.72	3,853,858
Qualified XII (1.05)	6,863.675	10.68	73,304
Qualified XII (1.10)	19,853.265	10.64	211,239
Qualified XII (1.15)	22,740.565	10.60	241,050
Qualified XII (1.20)	3,369.706	10.56	35,584
Qualified XII (1.25)	38,685.366	10.52	406,970
Qualified XII (1.30)	5,273.521	10.48	55,267
Qualified XII (1.35)	25.054	10.44	262
Qualified XII (1.40)	1,412.334	10.40	14,688
Qualified XII (1.45)	420.401	10.36	4,355
Qualified XV	93.562	10.76	1,007
Qualified XVI	11,314.385	10.32	116,764
Qualified XVII	4,623.977	10.60	49,014
Qualified XVIII	4,064.169	11.12	45,194
Qualified XXXII	1,323.468	10.92	14,452
Qualified XXXIV	3,846.229	5.47	21,039
Qualified XXXVIII	1,886.135	5.62	10,600
Qualified XLIII	33.361	5.48	183
Qualified LIV	27,387.743	9.70	265,661
Qualified LVI	4,793.314	9.97	47,789
	1,988,535.983		$ 21,282,117

275

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	2,458.326	$ 12.34	$ 30,336
ING Custom Choice 65	534.657	13.11	7,009
ING MAP PLUS NP6	8,543.238	13.10	111,916
ING MAP PLUS NP8	309.393	13.01	4,025
ING MAP PLUS NP9	573.957	12.97	7,444
ING MAP PLUS NP11	65.309	12.88	841
ING MAP PLUS NP12	12,864.315	12.84	165,178
ING MAP PLUS NP13	1,559.736	12.80	19,965
ING MAP PLUS NP15	1,067.334	12.71	13,566
ING MAP PLUS NP16	1,177.322	12.67	14,917
ING MAP PLUS NP17	5,074.040	12.63	64,085
ING MAP PLUS NP19	332.316	12.55	4,171
ING MAP PLUS NP21	0.606	12.46	8
ING MAP PLUS NP23	1,015.880	12.38	12,577
ING MAP PLUS NP24	406.947	12.34	5,022
ING MAP PLUS NP25	3,179.845	12.30	39,112
Qualified VI	227,899.869	12.34	2,812,284
Qualified XII (0.00)	1,245.628	13.41	16,704
Qualified XII (0.20)	6,415.769	13.23	84,881
Qualified XII (0.25)	576.532	13.19	7,604
Qualified XII (0.30)	138,376.327	13.15	1,819,649
Qualified XII (0.40)	31,428.519	13.06	410,456
Qualified XII (0.50)	47,395.700	12.97	614,722
Qualified XII (0.55)	1,823.662	12.93	23,580
Qualified XII (0.60)	1,489.848	12.88	19,189
Qualified XII (0.65)	22,200.646	12.84	285,056
Qualified XII (0.70)	15,130.320	12.80	193,668
Qualified XII (0.75)	27,943.578	12.76	356,560
Qualified XII (0.80)	22,510.539	12.71	286,109
Qualified XII (0.85)	57,849.739	12.67	732,956
Qualified XII (0.90)	1,841.908	12.63	23,263
Qualified XII (0.95)	34,715.705	12.59	437,071
Qualified XII (1.00)	128,961.695	12.54	1,617,180
Qualified XII (1.05)	3,868.350	12.50	48,354
Qualified XII (1.10)	9,172.705	12.46	114,292
Qualified XII (1.15)	5,793.625	12.42	71,957
Qualified XII (1.20)	1,443.105	12.38	17,866
Qualified XII (1.25)	19,796.071	12.34	244,284
Qualified XII (1.30)	149.502	12.30	1,839
Qualified XII (1.40)	1,862.522	12.21	22,741
Qualified XII (1.45)	481.758	12.17	5,863
Qualified XII (1.50)	587.084	12.13	7,121
Qualified XV	2,043.965	12.59	25,734
Qualified XVI	6,406.930	12.13	77,716
Qualified XXI	7,770.345	12.71	98,761
Qualified XXXIV	823.649	9.29	7,652
Qualified XXXVIII	5,573.384	9.55	53,226

276

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class (continued)
Qualified LIV	4,853.156	$ 12.86	$ 62,412
Qualified LVI	14,598.372	13.22	192,990
	892,193.728		$ 11,293,912
ING BlackRock Inflation Protected Bond Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	6,914.633	$ 10.65	$ 73,641

ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Currently payable annuity contracts:	34,520.733	$8.22 to $8.43	$ 288,926
Contracts in accumulation period:
ING Custom Choice 62	4,444.461	8.85	39,333
ING Custom Choice 65	31,395.020	9.22	289,462
Qualified V	3,368.436	8.78	29,575
Qualified VI	3,020,458.258	8.85	26,731,056
Qualified VIII	684.687	8.84	6,053
Qualified X (1.15)	228,119.225	8.89	2,027,980
Qualified X (1.25)	111,285.249	8.85	984,874
Qualified XII (0.05)	43,543.017	9.41	409,740
Qualified XII (0.20)	17,033.092	9.32	158,748
Qualified XII (0.25)	31,886.001	9.30	296,540
Qualified XII (0.30)	25,339.734	9.28	235,153
Qualified XII (0.35)	7,497.266	9.25	69,350
Qualified XII (0.40)	124,136.404	9.23	1,145,779
Qualified XII (0.45)	765.922	9.21	7,054
Qualified XII (0.50)	106,562.140	9.19	979,306
Qualified XII (0.55)	85,903.461	9.16	786,876
Qualified XII (0.60)	57,874.945	9.14	528,977
Qualified XII (0.65)	397,924.932	9.12	3,629,075
Qualified XII (0.70)	113,458.805	9.10	1,032,475
Qualified XII (0.75)	81,395.828	9.08	739,074
Qualified XII (0.80)	186,033.266	9.05	1,683,601
Qualified XII (0.85)	353,363.626	9.03	3,190,874
Qualified XII (0.90)	20,937.908	9.01	188,651
Qualified XII (0.95)	281,372.032	8.99	2,529,535
Qualified XII (1.00)	885,779.491	8.97	7,945,442
Qualified XII (1.05)	81,775.211	8.95	731,888
Qualified XII (1.10)	107,497.707	8.92	958,880
Qualified XII (1.15)	46,135.904	8.90	410,610
Qualified XII (1.20)	21,968.736	8.88	195,082
Qualified XII (1.25)	58,953.216	8.86	522,325
Qualified XII (1.30)	14,209.255	8.84	125,610
Qualified XII (1.35)	2.658	8.82	23
Qualified XII (1.40)	15,733.025	8.80	138,451
Qualified XII (1.45)	8,207.046	8.77	71,976
Qualified XII (1.50)	6,120.771	8.75	53,557
Qualified XV	18,177.759	8.98	163,236
Qualified XVI	77,583.878	8.74	678,083

277

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Institutional
Class (continued)
Qualified XVII	1,792.164	$ 8.85	$ 15,861
Qualified XVIII	14,721.035	8.95	131,753
Qualified XXII	494.819	9.19	4,547
Qualified XXVII	1,903,993.285	8.95	17,040,740
Qualified XXVIII	297,479.007	8.97	2,668,387
Qualified XXXII	10,771.260	8.85	95,326
Qualified XXXIII (0.65)	26.130	9.11	238
Qualified XXXIV	52,910.998	8.45	447,098
Qualified XXXVI	15,501.493	9.15	141,839
Qualified XXXVIII	33,229.977	8.69	288,769
Qualified XLIII	9,616.837	8.47	81,455
Qualified LIV	18,407.125	9.04	166,400
Qualified LVI	98,587.911	9.30	916,868
Qualified LIX	2,672.269	9.17	24,505
	9,171,653.415		$ 82,027,016
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP11	4,237.102	$ 13.51	$ 57,243
ING MAP PLUS NP25	23.608	13.26	313
Qualified XII (0.00)	839.341	10.78	9,048
Qualified XII (0.50)	46,155.114	10.49	484,167
	51,255.165		$ 550,771
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	28,827.859	$ 9.07	$ 261,469

ING Clarion Global Real Estate Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	250.273	$ 8.90	$ 2,227

ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
ING Custom Choice 62	993.484	$ 9.52	$ 9,458
ING Custom Choice 65	1,515.836	9.80	14,855
Qualified V	31.383	9.47	297
Qualified VI	1,023,728.246	9.52	9,745,893
Qualified X (1.15)	19,437.126	9.57	186,013
Qualified X (1.25)	75,894.654	9.54	724,035
Qualified XII (0.00)	8,673.485	9.93	86,128
Qualified XII (0.10)	89.903	9.90	890
Qualified XII (0.20)	89,752.506	9.86	884,960
Qualified XII (0.25)	0.862	9.85	8
Qualified XII (0.30)	5,800.201	9.83	57,016
Qualified XII (0.40)	186,937.559	9.80	1,831,988
Qualified XII (0.50)	1,017,736.829	9.77	9,943,289
Qualified XII (0.55)	49,576.000	9.75	483,366

278

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Institutional
Class (continued)
Qualified XII (0.60)	30,940.605	$ 9.73	$ 301,052
Qualified XII (0.65)	36,013.498	9.72	350,051
Qualified XII (0.70)	46,097.470	9.70	447,145
Qualified XII (0.75)	151,285.446	9.68	1,464,443
Qualified XII (0.80)	192,413.436	9.67	1,860,638
Qualified XII (0.85)	221,526.935	9.65	2,137,735
Qualified XII (0.90)	11,255.665	9.64	108,505
Qualified XII (0.95)	170,653.933	9.62	1,641,691
Qualified XII (1.00)	926,855.777	9.60	8,897,815
Qualified XII (1.05)	7,059.209	9.59	67,698
Qualified XII (1.10)	24,577.770	9.57	235,209
Qualified XII (1.15)	37,422.172	9.56	357,756
Qualified XII (1.20)	3,427.450	9.54	32,698
Qualified XII (1.25)	42,044.967	9.52	400,268
Qualified XII (1.30)	109.531	9.51	1,042
Qualified XII (1.40)	6,122.028	9.48	58,037
Qualified XII (1.45)	1,525.934	9.46	14,435
Qualified XV	2,579.359	9.62	24,813
Qualified XVI	13,986.400	9.44	132,032
Qualified XVII	1,552.999	9.52	14,785
Qualified XVIII	2,606.629	9.93	25,884
Qualified XXI	4,945.165	9.67	47,820
Qualified XXVII	1,120,728.592	9.60	10,758,994
Qualified XXVIII	195,580.298	9.62	1,881,482
Qualified XXXII	1,183.330	9.54	11,289
Qualified XXXIV	9,075.607	9.66	87,670
Qualified XXXVIII	3,373.986	9.93	33,504
Qualified XLIII	244.536	9.69	2,370
Qualified LIV	9,543.651	9.67	92,287
Qualified LVI	10,583.503	9.85	104,248
	5,765,483.955		$ 55,561,592
ING Clarion Real Estate Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,798.123	$ 9.80	$ 17,622

ING Clarion Real Estate Portfolio - Institutional Class
Currently payable annuity contracts:	187,986.922	$10.84 to $11.48	$ 2,156,832

279

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	4,537.533	$ 11.13	$ 50,503
ING Custom Choice 65	3,164.023	11.69	36,987
ING MAP PLUS NP1	83,651.717	11.90	995,455
ING MAP PLUS NP3	624.177	11.83	7,384
ING MAP PLUS NP4	8,311.419	11.80	98,075
ING MAP PLUS NP8	11,909.893	11.66	138,869
ING MAP PLUS NP9	17,429.709	11.63	202,708
ING MAP PLUS NP10	97.120	11.60	1,127
ING MAP PLUS NP11	12,507.607	11.56	144,588
ING MAP PLUS NP12	14,902.619	11.53	171,827
ING MAP PLUS NP13	75.984	11.50	874
ING MAP PLUS NP14	2,858.433	11.47	32,786
ING MAP PLUS NP15	13,147.055	11.43	150,271
ING MAP PLUS NP16	2,830.952	11.40	32,273
ING MAP PLUS NP17	8,608.160	11.37	97,875
ING MAP PLUS NP18	3,805.255	11.34	43,152
ING MAP PLUS NP19	9,922.873	11.30	112,128
ING MAP PLUS NP21	1,153.143	11.24	12,961
ING MAP PLUS NP23	914.609	11.18	10,225
ING MAP PLUS NP24	1,294.086	11.14	14,416
ING MAP PLUS NP25	9,002.472	11.11	100,017
ING MAP PLUS NP26	0.681	11.08	8
ING MAP PLUS NP28	1,356.037	11.02	14,944
ING MAP PLUS NP30	367.564	10.96	4,029
Qualified V	6.794	11.03	75
Qualified VI	892,936.832	11.13	9,938,387
Qualified XII (0.00)	776.384	11.95	9,278
Qualified XII (0.25)	1,517.783	11.78	17,879
Qualified XII (0.30)	25,119.321	11.74	294,901
Qualified XII (0.40)	158,681.517	11.68	1,853,400
Qualified XII (0.50)	964,528.788	11.61	11,198,179
Qualified XII (0.55)	37,547.626	11.58	434,802
Qualified XII (0.60)	9,840.456	11.55	113,657
Qualified XII (0.65)	68,245.346	11.51	785,504
Qualified XII (0.70)	31,572.484	11.48	362,452
Qualified XII (0.75)	179,483.016	11.45	2,055,081
Qualified XII (0.80)	113,029.242	11.41	1,289,664
Qualified XII (0.85)	345,316.529	11.38	3,929,702
Qualified XII (0.90)	2,321.613	11.35	26,350
Qualified XII (0.95)	180,241.212	11.32	2,040,331
Qualified XII (1.00)	733,224.931	11.29	8,278,109
Qualified XII (1.05)	9,556.647	11.25	107,512
Qualified XII (1.10)	16,741.906	11.22	187,844
Qualified XII (1.15)	17,146.453	11.19	191,869
Qualified XII (1.20)	9,723.781	11.16	108,517
Qualified XII (1.25)	70,154.688	11.13	780,822
Qualified XII (1.30)	1,567.925	11.09	17,388

280

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
(continued)
Qualified XII (1.40)	1,379.579	$ 11.03	$ 15,217
Qualified XII (1.45)	12.747	11.00	140
Qualified XII (1.50)	5.923	10.97	65
Qualified XV	3,597.088	11.32	40,719
Qualified XVI	20,515.304	10.97	225,053
Qualified XXI	22,630.804	11.41	258,217
Qualified XXXIII (0.65)	22,568.964	11.51	259,769
Qualified XXXIV	362.225	9.91	3,590
Qualified XXXVIII	15,602.663	10.18	158,835
Qualified XLIII	127.919	9.93	1,270
Qualified LIV	21,132.526	11.47	242,390
Qualified LVI	26,232.154	11.79	309,277
	4,215,922.291		$ 48,009,727
ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,438.248	$ 13.61	$ 19,575
ING Custom Choice 65	572.201	14.46	8,274
ING MAP PLUS NP1	61,693.074	14.72	908,122
ING MAP PLUS NP3	626.672	14.62	9,162
ING MAP PLUS NP4	14,036.232	14.57	204,508
ING MAP PLUS NP5	33.477	14.52	486
ING MAP PLUS NP6	22,911.443	14.48	331,758
ING MAP PLUS NP8	13,591.458	14.38	195,445
ING MAP PLUS NP9	33,933.707	14.33	486,270
ING MAP PLUS NP10	5,079.674	14.28	72,538
ING MAP PLUS NP11	20,561.588	14.24	292,797
ING MAP PLUS NP12	15,562.237	14.19	220,828
ING MAP PLUS NP13	2,222.902	14.14	31,432
ING MAP PLUS NP14	2,928.713	14.09	41,266
ING MAP PLUS NP15	21,564.591	14.05	302,983
ING MAP PLUS NP16	3,543.046	14.00	49,603
ING MAP PLUS NP17	11,659.466	13.95	162,650
ING MAP PLUS NP18	6,209.887	13.91	86,380
ING MAP PLUS NP19	8,340.520	13.86	115,600
ING MAP PLUS NP20	2,975.741	13.81	41,095
ING MAP PLUS NP21	8,710.057	13.77	119,937
ING MAP PLUS NP22	4,849.901	13.72	66,541
ING MAP PLUS NP23	3,960.308	13.68	54,177
ING MAP PLUS NP24	480.072	13.63	6,543
ING MAP PLUS NP25	3,752.630	13.58	50,961
ING MAP PLUS NP26	3,892.593	13.54	52,706
ING MAP PLUS NP27	320.958	13.49	4,330
ING MAP PLUS NP28	780.575	13.45	10,499
ING MAP PLUS NP29	1,432.984	13.40	19,202
ING MAP PLUS NP30	265.042	13.36	3,541
ING MAP PLUS NP32	164.994	13.27	2,189
Qualified VI	867,464.472	13.61	11,806,191
Qualified VIII	731.012	13.60	9,942

281

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service Class
(continued)
Qualified XII (0.00)	11,970.554	$ 14.79	$ 177,044
Qualified XII (0.10)	31.625	14.69	465
Qualified XII (0.20)	13,349.844	14.59	194,774
Qualified XII (0.25)	616.455	14.55	8,969
Qualified XII (0.30)	11,856.049	14.50	171,913
Qualified XII (0.40)	76,188.235	14.40	1,097,111
Qualified XII (0.50)	1,201,032.098	14.31	17,186,769
Qualified XII (0.55)	26,696.286	14.26	380,689
Qualified XII (0.60)	14,477.944	14.21	205,732
Qualified XII (0.65)	55,982.590	14.16	792,713
Qualified XII (0.70)	31,208.032	14.12	440,657
Qualified XII (0.75)	216,067.919	14.07	3,040,076
Qualified XII (0.80)	28,039.656	14.02	393,116
Qualified XII (0.85)	186,163.595	13.97	2,600,705
Qualified XII (0.90)	990.952	13.93	13,804
Qualified XII (0.95)	138,895.108	13.88	1,927,864
Qualified XII (1.00)	1,019,342.831	13.84	14,107,705
Qualified XII (1.05)	4,479.835	13.79	61,777
Qualified XII (1.10)	10,018.281	13.74	137,651
Qualified XII (1.15)	25,163.303	13.70	344,737
Qualified XII (1.20)	2,974.763	13.65	40,606
Qualified XII (1.25)	62,160.849	13.61	846,009
Qualified XII (1.30)	857.339	13.56	11,626
Qualified XII (1.40)	560.926	13.47	7,556
Qualified XII (1.45)	319.645	13.43	4,293
Qualified XII (1.50)	516.116	13.38	6,906
Qualified XV	833.388	13.88	11,567
Qualified XVI	18,695.999	13.38	250,152
Qualified XXI	204,021.123	14.02	2,860,376
Qualified XXXIV	511.508	9.19	4,701
Qualified XXXVIII	252.192	9.45	2,383
Qualified XLIII	881.059	9.21	8,115
Qualified LIV	62,673.672	14.19	889,339
Qualified LVI	5,715.357	14.58	83,330
	4,579,835.603		$ 64,098,761
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	1,398.660	$ 8.52	$ 11,917

ING Global Resources Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	245.921	$ 8.76	$ 2,154

ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	2,427.315	$ 12.51	$ 30,366

282

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	17,495.651	$ 11.48	$ 200,850
ING Custom Choice 65	52,259.803	11.99	626,595
ING MAP PLUS NP6	7,876.601	13.59	107,043
ING MAP PLUS NP11	222.921	13.50	3,009
ING MAP PLUS NP14	202.935	13.44	2,727
ING MAP PLUS NP15	2,137.380	13.43	28,705
ING MAP PLUS NP16	3,779.200	13.41	50,679
ING MAP PLUS NP17	151.114	13.39	2,023
ING MAP PLUS NP18	46.462	13.37	621
ING MAP PLUS NP21	764.818	13.32	10,187
ING MAP PLUS NP23	4,267.175	13.28	56,668
ING MAP PLUS NP25	14.141	13.25	187
ING MAP PLUS NP26	1,314.825	13.23	17,395
Qualified V	6.164	11.39	70
Qualified VI	2,701,838.192	11.48	31,017,102
Qualified VIII	737.131	11.47	8,455
Qualified XII (0.05)	67,134.029	12.24	821,721
Qualified XII (0.10)	95.837	12.18	1,167
Qualified XII (0.20)	47,676.205	12.12	577,836
Qualified XII (0.25)	7,421.357	12.09	89,724
Qualified XII (0.30)	57,962.134	12.05	698,444
Qualified XII (0.35)	1,176.430	12.02	14,141
Qualified XII (0.40)	360,590.666	11.99	4,323,482
Qualified XII (0.50)	63,883.343	11.93	762,128
Qualified XII (0.55)	92,009.631	11.90	1,094,915
Qualified XII (0.60)	38,056.471	11.87	451,730
Qualified XII (0.65)	235,244.638	11.84	2,785,297
Qualified XII (0.70)	107,397.032	11.81	1,268,359
Qualified XII (0.75)	300,929.166	11.78	3,544,946
Qualified XII (0.80)	401,966.060	11.75	4,723,101
Qualified XII (0.85)	656,357.350	11.72	7,692,508
Qualified XII (0.90)	18,658.925	11.69	218,123
Qualified XII (0.95)	453,273.808	11.66	5,285,173
Qualified XII (1.00)	1,233,632.187	11.63	14,347,142
Qualified XII (1.05)	54,734.784	11.60	634,923
Qualified XII (1.10)	64,176.956	11.57	742,527
Qualified XII (1.15)	96,368.356	11.54	1,112,091
Qualified XII (1.20)	10,760.901	11.51	123,858
Qualified XII (1.25)	141,308.839	11.48	1,622,225
Qualified XII (1.30)	824.077	11.45	9,436
Qualified XII (1.35)	969.656	11.42	11,073
Qualified XII (1.40)	10,243.152	11.39	116,670
Qualified XII (1.45)	290.857	11.36	3,304
Qualified XII (1.50)	774.615	11.33	8,776
Qualified XIII	1,295.340	11.66	15,104
Qualified XV	30,848.753	11.66	359,696
Qualified XVI	63,168.545	11.33	715,700

283

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class (continued)
Qualified XVII	2,942.492	$ 11.49	$ 33,809
Qualified XXI	61,706.175	11.75	725,048
Qualified XXVII	1,825,627.732	11.70	21,359,844
Qualified XXVIII	1,004,798.747	11.71	11,766,193
Qualified XXXIV	3,697.640	8.89	32,872
Qualified XXXVI	15,348.224	11.90	182,644
Qualified XXXVIII	25,343.352	9.14	231,638
Qualified XLIII	9,052.864	8.91	80,661
Qualified LIV	26,224.901	11.77	308,667
Qualified LVI	104,429.574	12.11	1,264,642
	10,491,516.314		$ 122,293,654
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,410.602	$ 11.27	$ 15,897
ING Custom Choice 65	1,207.598	11.98	14,467
ING MAP PLUS NP14	10,284.687	11.20	115,188
Qualified VI	431,992.651	11.27	4,868,557
Qualified XII (0.00)	80,383.202	12.25	984,694
Qualified XII (0.20)	1,436.900	12.09	17,372
Qualified XII (0.25)	591.249	12.05	7,125
Qualified XII (0.30)	5,053.733	12.01	60,695
Qualified XII (0.35)	188.084	11.97	2,251
Qualified XII (0.40)	17,870.361	11.93	213,193
Qualified XII (0.50)	364,092.243	11.85	4,314,493
Qualified XII (0.55)	23,827.058	11.81	281,398
Qualified XII (0.60)	13,916.824	11.77	163,801
Qualified XII (0.65)	66,793.543	11.73	783,488
Qualified XII (0.70)	18,009.084	11.69	210,526
Qualified XII (0.75)	90,258.925	11.65	1,051,516
Qualified XII (0.80)	22,619.097	11.62	262,834
Qualified XII (0.85)	70,194.603	11.58	812,854
Qualified XII (0.90)	1,053.441	11.54	12,157
Qualified XII (0.95)	99,287.598	11.50	1,141,807
Qualified XII (1.00)	279,345.017	11.46	3,201,294
Qualified XII (1.05)	7,647.440	11.42	87,334
Qualified XII (1.10)	8,393.338	11.38	95,516
Qualified XII (1.15)	18,508.336	11.35	210,070
Qualified XII (1.20)	4,179.574	11.31	47,271
Qualified XII (1.25)	34,068.111	11.27	383,948
Qualified XII (1.30)	154.046	11.23	1,730
Qualified XII (1.35)	51.641	11.20	578
Qualified XII (1.40)	1,388.106	11.16	15,491
Qualified XII (1.50)	281.769	11.08	3,122
Qualified XV	578.700	11.50	6,655
Qualified XVI	10,983.147	11.08	121,693
Qualified XXI	3,552.817	11.62	41,284
Qualified XXXIV	21.329	8.75	187
Qualified XXXVIII	3,879.575	8.99	34,877

284

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class (continued)
Qualified XLIII	4,687.741	$ 8.77	$ 41,111
Qualified LIV	18,462.498	11.75	216,934
Qualified LVI	4,752.792	12.08	57,414
	1,721,407.460		$ 19,900,822
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	17,744.048	$ 16.12	$ 286,034

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	858,659.314	$ 16.84	$ 14,459,823
Qualified XXVIII	856,133.573	16.87	14,442,973
	1,714,792.887		$ 28,902,796
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	474.908	$ 19.22	$ 9,128
ING Custom Choice 65	4,139.472	20.42	84,528
ING MAP PLUS NP1	48,259.656	13.07	630,754
ING MAP PLUS NP6	17.959	12.88	231
ING MAP PLUS NP8	3,510.664	12.81	44,972
ING MAP PLUS NP9	23,000.379	12.78	293,945
ING MAP PLUS NP10	1,893.490	12.74	24,123
ING MAP PLUS NP12	6,043.538	12.67	76,572
ING MAP PLUS NP13	13.529	12.63	171
ING MAP PLUS NP15	718.099	12.56	9,019
ING MAP PLUS NP17	1,085.950	12.49	13,564
ING MAP PLUS NP18	19.031	12.45	237
ING MAP PLUS NP19	2,122.866	12.42	26,366
ING MAP PLUS NP23	12,334.700	12.28	151,470
ING MAP PLUS NP24	84.422	12.24	1,033
ING MAP PLUS NP25	6,888.025	12.21	84,103
ING MAP PLUS NP26	3,527.873	12.17	42,934
ING MAP PLUS NP28	982.076	12.10	11,883
ING MAP PLUS NP29	58.580	12.07	707
Qualified VI	524,658.243	19.22	10,083,931
Qualified VIII	46.765	19.21	898
Qualified XII (0.10)	69.191	20.76	1,436
Qualified XII (0.25)	1,155.970	20.55	23,755
Qualified XII (0.30)	6,795.723	20.48	139,176
Qualified XII (0.40)	16,803.449	20.34	341,782
Qualified XII (0.50)	11,048.508	20.21	223,290
Qualified XII (0.55)	19,438.056	20.14	391,482
Qualified XII (0.60)	6,158.658	20.07	123,604
Qualified XII (0.65)	45,096.687	20.01	902,385
Qualified XII (0.70)	18,095.564	19.94	360,826
Qualified XII (0.75)	12,572.815	19.87	249,822

285

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XII (0.80)	28,118.239	$ 19.81	$ 557,022
Qualified XII (0.85)	87,365.255	19.74	1,724,590
Qualified XII (0.90)	6,290.482	19.68	123,797
Qualified XII (0.95)	88,188.074	19.61	1,729,368
Qualified XII (1.00)	159,497.547	19.55	3,118,177
Qualified XII (1.05)	7,371.602	19.48	143,599
Qualified XII (1.10)	17,635.366	19.41	342,302
Qualified XII (1.15)	12,805.267	19.35	247,782
Qualified XII (1.20)	2,364.923	19.29	45,619
Qualified XII (1.25)	34,443.815	19.22	662,010
Qualified XII (1.30)	115.247	19.16	2,208
Qualified XII (1.35)	496.558	19.09	9,479
Qualified XII (1.40)	1,717.439	19.03	32,683
Qualified XII (1.45)	884.996	18.97	16,788
Qualified XII (1.50)	230.544	18.90	4,357
Qualified XIII	2,918.174	19.61	57,225
Qualified XV	2,830.864	19.61	55,513
Qualified XVI	12,896.016	18.90	243,735
Qualified XVII	536.716	19.22	10,316
Qualified XXXIV	2,644.795	8.05	21,291
Qualified XXXVIII	2,059.752	8.28	17,055
Qualified XLIII	2,013.540	8.07	16,249
Qualified LIV	4,237.236	20.04	84,914
Qualified LVI	13,647.881	20.60	281,146
	1,268,425.174		$ 23,895,352
ING JPMorgan Small Cap Core Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	974.609	$ 9.08	$ 8,849

ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	134.980	$ 13.40	$ 1,809
ING Custom Choice 65	746.142	14.24	10,625
ING MAP PLUS NP8	272.440	13.02	3,547
ING MAP PLUS NP14	12,628.391	12.95	163,538
ING MAP PLUS NP15	496.662	12.94	6,427
ING MAP PLUS NP24	1,704.067	12.82	21,846
Qualified VI	111,248.374	13.40	1,490,728
Qualified XII (0.00)	24,333.520	14.57	354,539
Qualified XII (0.30)	2,182.631	14.28	31,168
Qualified XII (0.35)	2,730.164	14.23	38,850
Qualified XII (0.40)	4,300.319	14.18	60,979
Qualified XII (0.50)	246,549.985	14.09	3,473,889
Qualified XII (0.55)	1,772.896	14.04	24,891
Qualified XII (0.60)	3,929.729	13.99	54,977
Qualified XII (0.65)	21,857.848	13.95	304,917
Qualified XII (0.70)	2,062.725	13.90	28,672
Qualified XII (0.75)	14,260.312	13.85	197,505
286

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class (continued)
Qualified XII (0.80)	14,433.156	$ 13.81	$ 199,322
Qualified XII (0.85)	24,632.917	13.76	338,949
Qualified XII (0.90)	448.050	13.72	6,147
Qualified XII (0.95)	49,291.170	13.67	673,810
Qualified XII (1.00)	51,309.444	13.62	698,835
Qualified XII (1.05)	1,889.694	13.58	25,662
Qualified XII (1.10)	2,633.713	13.53	35,634
Qualified XII (1.15)	3,436.185	13.49	46,354
Qualified XII (1.20)	837.155	13.44	11,251
Qualified XII (1.25)	11,505.505	13.40	154,174
Qualified XII (1.40)	2,369.207	13.26	31,416
Qualified XII (1.45)	344.623	13.22	4,556
Qualified XII (1.50)	126.803	13.18	1,671
Qualified XV	375.824	13.67	5,138
Qualified XVI	7,043.665	13.18	92,836
Qualified XXXIV	6.876	10.18	70
Qualified XXXVIII	1,662.300	10.46	17,388
Qualified LIV	5,197.800	13.97	72,613
Qualified LVI	2,037.109	14.36	29,253
	630,792.381		$ 8,713,986
ING Large Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	10,968.144	$ 10.33	$ 113,301

ING Large Cap Growth Portfolio - Institutional Class
Currently payable annuity contracts:	14,003.330	$13.79 to $14.05	$ 195,141
Contracts in accumulation period:
ING Custom Choice 65	28,845.862	10.40	299,997
Qualified V	5,222.461	10.28	53,687
Qualified VI	3,976,861.409	10.30	40,961,673
Qualified VIII	6,401.416	10.29	65,871
Qualified X (1.15)	441,264.704	10.31	4,549,439
Qualified X (1.25)	115,822.110	10.30	1,192,968
Qualified XII (0.00)	3,845.338	10.44	40,145
Qualified XII (0.05)	90,491.399	10.44	944,730
Qualified XII (0.10)	53.238	10.43	555
Qualified XII (0.20)	33,036.105	10.42	344,236
Qualified XII (0.25)	30,625.522	10.41	318,812
Qualified XII (0.30)	37,968.089	10.41	395,248
Qualified XII (0.35)	12,553.826	10.40	130,560
Qualified XII (0.40)	49,971.700	10.40	519,706
Qualified XII (0.45)	824.328	10.39	8,565
Qualified XII (0.50)	1,529,431.381	10.38	15,875,498
Qualified XII (0.55)	125,826.270	10.38	1,306,077
Qualified XII (0.60)	56,289.800	10.37	583,725
Qualified XII (0.65)	337,470.243	10.37	3,499,566
Qualified XII (0.70)	230,257.844	10.36	2,385,471
Qualified XII (0.75)	254,191.433	10.35	2,630,881

287

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Growth Portfolio - Institutional Class
(continued)
Qualified XII (0.80)	384,591.548	$ 10.35	$ 3,980,523
Qualified XII (0.85)	520,953.330	10.34	5,386,657
Qualified XII (0.90)	22,839.974	10.34	236,165
Qualified XII (0.95)	384,154.832	10.33	3,968,319
Qualified XII (1.00)	1,277,826.484	10.32	13,187,169
Qualified XII (1.05)	83,791.418	10.32	864,727
Qualified XII (1.10)	97,382.047	10.31	1,004,009
Qualified XII (1.15)	69,383.116	10.31	715,340
Qualified XII (1.20)	13,039.775	10.30	134,310
Qualified XII (1.25)	36,333.878	10.30	374,239
Qualified XII (1.30)	2,910.847	10.29	29,953
Qualified XII (1.40)	20,962.494	10.28	215,494
Qualified XII (1.45)	3,324.682	10.27	34,144
Qualified XII (1.50)	5,341.778	10.27	54,860
Qualified XV	12,765.971	10.33	131,872
Qualified XVI	89,290.244	10.27	917,011
Qualified XVII	3,060.828	10.30	31,527
Qualified XVIII	8,362.400	10.32	86,300
Qualified XXVII	1,811,358.761	10.32	18,693,222
Qualified XXVIII	314,094.624	10.33	3,244,597
Qualified XXXII	9,570.574	10.30	98,577
Qualified XXXIV	13,502.672	10.34	139,618
Qualified XXXVI	36,937.048	10.38	383,407
Qualified XXXVIII	82,588.362	10.44	862,222
Qualified XLIII	3,480.802	10.35	36,026
Qualified LIV	53,567.773	10.35	554,426
Qualified LVI	129,356.196	10.41	1,346,598
Qualified LIX	1,033.175	10.38	10,724
	12,873,063.441		$ 133,024,587
ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	4,142.898	$ 10.41	$ 43,128
ING MAP PLUS NP8	763.824	10.37	7,921
ING MAP PLUS NP13	144.228	10.34	1,491
ING MAP PLUS NP14	12,441.896	10.34	128,649
ING MAP PLUS NP17	6,150.595	10.32	63,474
Qualified XII (0.50)	11.714	15.22	178
Qualified XII (0.95)	435.701	11.79	5,137
Qualified XII (1.00)	1,230.486	11.78	14,495
Qualified XII (1.25)	2.100	11.73	25
Qualified XII (1.40)	92.045	11.71	1,078
	25,415.487		$ 265,576

288

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	341,028.163	$8.14 to $8.6	$ 2,927,406
Contracts in accumulation period:
ING Custom Choice 62	13,418.638	8.43	113,119
ING Custom Choice 65	12,942.147	8.86	114,667
ING MAP PLUS NP1	123,862.102	8.93	1,106,089
ING MAP PLUS NP4	289.990	8.85	2,566
ING MAP PLUS NP6	20,706.509	8.80	182,217
ING MAP PLUS NP8	76,674.199	8.75	670,899
ING MAP PLUS NP9	7,367.809	8.73	64,321
ING MAP PLUS NP10	9,388.754	8.70	81,682
ING MAP PLUS NP11	6,900.957	8.68	59,900
ING MAP PLUS NP12	521.106	8.66	4,513
ING MAP PLUS NP13	6,803.017	8.63	58,710
ING MAP PLUS NP14	35,455.344	8.61	305,271
ING MAP PLUS NP15	38,391.139	8.58	329,396
ING MAP PLUS NP16	3,100.842	8.56	26,543
ING MAP PLUS NP17	13,730.726	8.53	117,123
ING MAP PLUS NP18	3,511.026	8.51	29,879
ING MAP PLUS NP19	3,944.915	8.48	33,453
ING MAP PLUS NP20	2,655.167	8.46	22,463
ING MAP PLUS NP21	7,507.409	8.44	63,363
ING MAP PLUS NP22	4,425.847	8.41	37,221
ING MAP PLUS NP23	6,558.909	8.39	55,029
ING MAP PLUS NP24	989.946	8.37	8,286
ING MAP PLUS NP25	9,602.299	8.34	80,083
ING MAP PLUS NP26	708.523	8.32	5,895
ING MAP PLUS NP28	6,910.356	8.27	57,149
ING MAP PLUS NP30	788.613	8.22	6,482
ING MAP PLUS NP32	2,640.797	8.18	21,602
Qualified V	260.390	8.36	2,177
Qualified VI	5,203,881.372	8.43	43,868,720
Qualified VIII	2,916.929	8.43	24,590
Qualified X (1.15)	206,781.005	8.48	1,753,503
Qualified X (1.25)	481,502.848	8.43	4,059,069
Qualified XII (0.00)	3,303.449	9.05	29,896
Qualified XII (0.10)	160.253	9.00	1,442
Qualified XII (0.20)	658,764.675	8.95	5,895,944
Qualified XII (0.25)	344,568.161	8.92	3,073,548
Qualified XII (0.30)	254,646.308	8.90	2,266,352
Qualified XII (0.35)	1,785.060	8.87	15,833
Qualified XII (0.40)	504,898.020	8.85	4,468,347
Qualified XII (0.50)	1,000,518.066	8.80	8,804,559
Qualified XII (0.55)	410,416.154	8.77	3,599,350
Qualified XII (0.60)	103,501.393	8.75	905,637
Qualified XII (0.65)	1,626,528.482	8.72	14,183,328
Qualified XII (0.70)	353,125.951	8.70	3,072,196
Qualified XII (0.75)	837,574.710	8.67	7,261,773
Qualified XII (0.80)	659,811.261	8.65	5,707,367

289

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Value Portfolio - Institutional Class
(continued)
Qualified XII (0.85)	1,329,537.358	$ 8.63	$ 11,473,907
Qualified XII (0.90)	16,037.964	8.60	137,926
Qualified XII (0.95)	1,190,520.500	8.58	10,214,666
Qualified XII (1.00)	3,715,930.695	8.55	31,771,207
Qualified XII (1.05)	97,384.208	8.53	830,687
Qualified XII (1.10)	165,336.499	8.50	1,405,360
Qualified XII (1.15)	133,934.538	8.48	1,135,765
Qualified XII (1.20)	37,806.422	8.46	319,842
Qualified XII (1.25)	334,633.972	8.43	2,820,964
Qualified XII (1.30)	19,097.824	8.41	160,613
Qualified XII (1.35)	13,277.532	8.38	111,266
Qualified XII (1.40)	18,102.029	8.36	151,333
Qualified XII (1.45)	2,788.711	8.34	23,258
Qualified XII (1.50)	3,487.895	8.31	28,984
Qualified XIII	713.294	8.58	6,120
Qualified XV	39,635.563	8.58	340,073
Qualified XVI	150,959.848	8.31	1,254,476
Qualified XVII	829.870	8.43	6,996
Qualified XVIII	24,259.250	8.55	207,417
Qualified XXI	53,419.609	8.65	462,080
Qualified XXVII	3,250,028.616	8.55	27,787,745
Qualified XXXII	6,241.535	8.43	52,616
Qualified XXXIII (0.65)	159,892.478	8.72	1,394,262
Qualified XXXIV	15,605.715	9.13	142,480
Qualified XXXVIII	18,949.247	9.38	177,744
Qualified XLIII	10,830.901	9.15	99,103
Qualified LIV	334,339.417	8.70	2,908,753
Qualified LVI	129,244.224	8.94	1,155,443
Qualified LIX	17,822.148	8.80	156,835
	24,706,417.598		$ 212,316,879
ING Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP9	61,224.332	$ 8.71	$ 533,264
ING MAP PLUS NP12	24,316.461	8.64	210,094
ING MAP PLUS NP15	3,388.231	8.56	29,003
ING MAP PLUS NP18	4,699.276	8.49	39,897
ING MAP PLUS NP20	587.432	8.44	4,958
ING MAP PLUS NP22	289.988	8.40	2,436
ING MAP PLUS NP29	104.401	8.23	859
ING MAP PLUS NP30	85.171	8.21	699
	94,695.292		$ 821,210

290

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	2,104.925	$ 9.68	$ 20,376
ING Custom Choice 65	1,972.203	9.99	19,702
Qualified VI	183,673.494	9.68	1,777,959
Qualified VIII	1,026.519	9.68	9,937
Qualified X (1.15)	6,121.341	9.72	59,499
Qualified X (1.25)	33,087.715	9.68	320,289
Qualified XII (0.00)	184.566	10.14	1,871
Qualified XII (0.30)	7,899.350	10.03	79,230
Qualified XII (0.40)	10,284.692	9.99	102,744
Qualified XII (0.50)	85,558.341	9.96	852,161
Qualified XII (0.55)	1,749.763	9.94	17,393
Qualified XII (0.60)	8,155.720	9.92	80,905
Qualified XII (0.65)	48,583.398	9.90	480,976
Qualified XII (0.70)	17,894.194	9.88	176,795
Qualified XII (0.75)	24,599.351	9.86	242,550
Qualified XII (0.80)	5,318.257	9.85	52,385
Qualified XII (0.85)	35,263.449	9.83	346,640
Qualified XII (0.90)	506.171	9.81	4,966
Qualified XII (0.95)	24,499.068	9.79	239,846
Qualified XII (1.00)	93,603.663	9.77	914,508
Qualified XII (1.05)	2,284.339	9.75	22,272
Qualified XII (1.10)	7,409.584	9.74	72,169
Qualified XII (1.15)	6,656.010	9.72	64,696
Qualified XII (1.20)	3,306.698	9.70	32,075
Qualified XII (1.25)	18,965.912	9.68	183,590
Qualified XII (1.30)	54.733	9.66	529
Qualified XII (1.40)	8.314	9.63	80
Qualified XII (1.45)	1,344.407	9.61	12,920
Qualified XV	2,232.799	9.79	21,859
Qualified XVI	6,554.584	9.59	62,858
Qualified XVIII	223.363	9.68	2,162
Qualified XXVII	250,338.019	9.58	2,398,238
Qualified XXXII	333.421	9.68	3,228
Qualified XXXIV	1,140.210	9.87	11,254
Qualified XXXVIII	3,463.279	10.14	35,118
Qualified LIV	1,832.307	9.85	18,048
Qualified LVI	5,690.918	10.05	57,194
	903,925.077		$ 8,799,022

291

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP4	20,805.478	$ 12.28	$ 255,491
ING MAP PLUS NP11	3.324	11.99	40
ING MAP PLUS NP12	10,737.250	11.95	128,310
ING MAP PLUS NP14	8,176.110	11.87	97,050
ING MAP PLUS NP15	1,082.467	11.83	12,806
ING MAP PLUS NP21	284.520	11.60	3,300
ING MAP PLUS NP23	1,225.591	11.52	14,119
ING MAP PLUS NP26	990.858	11.41	11,306
ING MAP PLUS NP28	3.182	11.33	36
Qualified XII (0.60)	569.170	11.99	6,824
Qualified XII (0.75)	64.326	11.87	764
Qualified XII (1.25)	26.450	11.48	304
Qualified XXXV	4,021.565	9.91	39,854
	47,990.291		$ 570,204
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	96,634.744	$ 11.59	$ 1,119,997

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	2,732,608.541	$ 11.03	$ 30,140,672
Qualified XXVIII	2,304,464.293	11.05	25,464,330
	5,037,072.834		$ 55,605,002
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,969.184	$ 12.51	$ 24,634
ING Custom Choice 65	481.576	12.18	5,866
ING MAP PLUS NP1	1,005.246	13.26	13,330
ING MAP PLUS NP4	6,934.126	13.10	90,837
ING MAP PLUS NP8	49,368.150	12.90	636,849
ING MAP PLUS NP9	33.309	12.85	428
ING MAP PLUS NP12	40,868.429	12.70	519,029
ING MAP PLUS NP13	3,638.938	12.65	46,033
ING MAP PLUS NP14	903.677	12.60	11,386
ING MAP PLUS NP15	257.429	12.55	3,231
ING MAP PLUS NP16	6.211	12.50	78
ING MAP PLUS NP17	652.061	12.45	8,118
ING MAP PLUS NP19	53.192	12.35	657
ING MAP PLUS NP22	1,457.564	12.20	17,782
ING MAP PLUS NP23	18,852.058	12.16	229,241
ING MAP PLUS NP26	974.660	12.01	11,706
ING MAP PLUS NP28	20.930	11.92	249
ING MAP PLUS NP32	1.465	11.73	17
Qualified VI	590,806.139	14.48	8,554,873
Qualified X (1.15)	14,325.730	12.41	177,782
Qualified X (1.25)	65,800.250	12.32	810,659
Qualified XII (0.25)	8,303.892	16.06	133,361

292

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Qualified XII (0.30)	894.705	$ 16.00	$ 14,315
Qualified XII (0.40)	43,435.342	15.86	688,885
Qualified XII (0.50)	24,762.697	15.71	389,022
Qualified XII (0.55)	2,286.188	15.66	35,802
Qualified XII (0.60)	11,327.351	15.59	176,593
Qualified XII (0.65)	5,724.238	15.53	88,897
Qualified XII (0.70)	25,191.060	15.46	389,454
Qualified XII (0.75)	51,631.988	15.40	795,133
Qualified XII (0.80)	30,787.452	15.30	471,048
Qualified XII (0.85)	123,666.733	15.22	1,882,208
Qualified XII (0.90)	6,612.983	15.17	100,319
Qualified XII (0.95)	159,424.793	15.09	2,405,720
Qualified XII (1.00)	178,985.893	15.03	2,690,158
Qualified XII (1.05)	10,267.481	14.96	153,602
Qualified XII (1.10)	46,744.700	14.90	696,496
Qualified XII (1.15)	25,094.085	14.84	372,396
Qualified XII (1.20)	7,138.953	14.77	105,442
Qualified XII (1.25)	97,408.065	14.71	1,432,873
Qualified XII (1.30)	1,935.358	14.65	28,353
Qualified XII (1.35)	579.685	14.59	8,458
Qualified XII (1.40)	5,608.758	14.52	81,439
Qualified XII (1.45)	2,881.093	14.46	41,661
Qualified XII (1.50)	364.738	14.40	5,252
Qualified XV	740.515	14.26	10,560
Qualified XVI	14,760.333	14.16	209,006
Qualified XVII	3,148.297	13.89	43,730
Qualified XVIII	1,583.038	12.55	19,867
Qualified XXXII	653.631	12.32	8,053
Qualified XXXIV	487.572	9.76	4,759
Qualified XXXVIII	7,047.867	10.03	70,690
Qualified XLIII	1,764.486	9.78	17,257
Qualified LIV	4,818.225	11.95	57,578
Qualified LVI	7,805.277	12.28	95,849
	1,712,277.796		$ 24,887,021
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	366.910	$ 17.64	$ 6,472
ING Custom Choice 65	2,232.364	18.75	41,857
Qualified VI	756,305.652	17.64	13,341,232
Qualified XII (0.00)	118.509	19.18	2,273
Qualified XII (0.10)	29.597	19.05	564
Qualified XII (0.20)	6,850.905	18.93	129,688
Qualified XII (0.25)	765.395	18.86	14,435
Qualified XII (0.30)	7,460.877	18.80	140,264
Qualified XII (0.40)	33,155.909	18.67	619,021
Qualified XII (0.50)	350,850.004	18.55	6,508,268
Qualified XII (0.55)	12,631.896	18.49	233,564
Qualified XII (0.60)	6,955.940	18.43	128,198

293

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class (continued)
Qualified XII (0.65)	28,091.395	$ 18.37	$ 516,039
Qualified XII (0.70)	20,714.731	18.30	379,080
Qualified XII (0.75)	91,343.795	18.24	1,666,111
Qualified XII (0.80)	64,613.376	18.18	1,174,671
Qualified XII (0.85)	116,696.419	18.12	2,114,539
Qualified XII (0.90)	7,689.200	18.06	138,867
Qualified XII (0.95)	140,645.902	18.00	2,531,626
Qualified XII (1.00)	505,932.907	17.94	9,076,436
Qualified XII (1.05)	11,311.177	17.88	202,244
Qualified XII (1.10)	24,396.329	17.82	434,743
Qualified XII (1.15)	21,700.389	17.76	385,399
Qualified XII (1.20)	5,782.419	17.70	102,349
Qualified XII (1.25)	57,228.925	17.64	1,009,518
Qualified XII (1.30)	2,820.325	17.59	49,610
Qualified XII (1.35)	659.723	17.53	11,565
Qualified XII (1.40)	2,501.520	17.47	43,702
Qualified XII (1.45)	472.366	17.41	8,224
Qualified XII (1.50)	201.454	17.35	3,495
Qualified XIII	1,058.292	18.00	19,049
Qualified XV	3,141.549	18.00	56,548
Qualified XVI	19,113.387	17.35	331,617
Qualified XVII	1,222.197	17.64	21,560
Qualified XXI	18,801.795	18.18	341,817
Qualified XXXIV	1,650.788	9.86	16,277
Qualified XXXVIII	3,671.283	10.14	37,227
Qualified XLIII	5,308.662	9.88	52,450
Qualified LIV	4,405.227	18.40	81,056
Qualified LVI	30,592.594	18.91	578,506
	2,369,492.084		$ 42,550,161
ING Morgan Stanley Global Franchise Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	1,492.904	$ 9.77	$ 14,586

ING PIMCO High Yield Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	2,958.646	$ 9.91	$ 29,320

ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	399,548.800	$ 14.47	$ 5,781,471
Qualified XXVIII	297,846.577	14.50	4,318,775
	697,395.377		$ 10,100,246

294

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	7,825.432	$ 15.05	$ 117,773
ING Custom Choice 65	805.552	15.99	12,881
ING MAP PLUS NP3	720.450	14.98	10,792
ING MAP PLUS NP6	8,383.714	14.85	124,498
ING MAP PLUS NP8	1,349.516	14.76	19,919
ING MAP PLUS NP9	24,486.204	14.72	360,437
ING MAP PLUS NP11	4,254.331	14.64	62,283
ING MAP PLUS NP12	14,209.896	14.60	207,464
ING MAP PLUS NP13	1,721.935	14.56	25,071
ING MAP PLUS NP14	576.127	14.52	8,365
ING MAP PLUS NP16	1,941.718	14.43	28,019
ING MAP PLUS NP17	1,082.530	14.39	15,578
ING MAP PLUS NP18	75.689	14.35	1,086
ING MAP PLUS NP21	13,928.181	14.23	198,198
ING MAP PLUS NP22	61.701	14.19	876
ING MAP PLUS NP23	920.788	14.15	13,029
ING MAP PLUS NP26	986.627	14.03	13,842
Qualified VI	492,852.637	15.05	7,417,432
Qualified XII (0.00)	1,280.237	16.36	20,945
Qualified XII (0.05)	12,093.379	16.36	197,848
Qualified XII (0.30)	5,383.119	16.03	86,291
Qualified XII (0.35)	793.962	15.98	12,688
Qualified XII (0.40)	27,261.773	15.93	434,280
Qualified XII (0.50)	324,317.971	15.82	5,130,710
Qualified XII (0.55)	9,200.880	15.77	145,098
Qualified XII (0.60)	18,757.674	15.71	294,683
Qualified XII (0.65)	41,940.093	15.66	656,782
Qualified XII (0.70)	22,854.101	15.61	356,753
Qualified XII (0.75)	23,503.521	15.56	365,715
Qualified XII (0.80)	49,706.754	15.51	770,952
Qualified XII (0.85)	69,061.687	15.45	1,067,003
Qualified XII (0.90)	914.414	15.40	14,082
Qualified XII (0.95)	54,082.124	15.35	830,161
Qualified XII (1.00)	176,624.977	15.30	2,702,362
Qualified XII (1.05)	6,119.391	15.25	93,321
Qualified XII (1.10)	7,348.986	15.20	111,705
Qualified XII (1.15)	8,501.978	15.15	128,805
Qualified XII (1.20)	3,317.528	15.10	50,095
Qualified XII (1.25)	31,249.053	15.05	470,298
Qualified XII (1.30)	527.774	15.00	7,917
Qualified XII (1.35)	761.793	14.95	11,389
Qualified XII (1.40)	5,077.143	14.90	75,649
Qualified XII (1.45)	649.109	14.85	9,639
Qualified XII (1.50)	494.618	14.80	7,320
Qualified XIII	1,513.328	15.35	23,230
Qualified XV	3,213.648	15.35	49,329
Qualified XVI	10,192.334	14.80	150,847

295

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Qualified XXI	13,609.637	$ 15.51	$ 211,085
Qualified XXXIV	294.235	13.34	3,925
Qualified XXXVIII	5,355.411	13.71	73,423
Qualified XLIII	1,327.056	13.37	17,743
Qualified LIV	11,598.806	15.69	181,985
Qualified LVI	12,772.631	16.13	206,023
	1,537,884.153		$ 23,607,624
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	20,288.728	$9.17 to $10.9	$ 216,698
Contracts in accumulation period:
ING Custom Choice 62	1,487.860	9.67	14,388
ING Custom Choice 65	2,115.908	10.17	21,519
ING MAP PLUS NP1	85,043.808	10.24	870,849
ING MAP PLUS NP8	2,520.867	10.04	25,310
ING MAP PLUS NP9	14,345.598	10.01	143,599
ING MAP PLUS NP10	215.061	9.98	2,146
ING MAP PLUS NP11	3,767.359	9.95	37,485
ING MAP PLUS NP12	21,951.129	9.92	217,755
ING MAP PLUS NP13	304.507	9.90	3,015
ING MAP PLUS NP14	21,756.076	9.87	214,732
ING MAP PLUS NP15	226.365	9.84	2,227
ING MAP PLUS NP17	1,231.622	9.78	12,045
ING MAP PLUS NP22	115.980	9.65	1,119
ING MAP PLUS NP24	1,036.871	9.59	9,944
Qualified VI	271,220.703	9.67	2,622,704
Qualified VIII	438.488	9.67	4,240
Qualified X (1.15)	58,812.255	9.73	572,243
Qualified X (1.25)	42,167.503	9.67	407,760
Qualified XII (0.00)	558.376	10.39	5,802
Qualified XII (0.05)	197,653.075	10.38	2,051,639
Qualified XII (0.20)	2,982.602	10.27	30,631
Qualified XII (0.25)	11,304.507	10.24	115,758
Qualified XII (0.30)	39,950.196	10.21	407,892
Qualified XII (0.40)	9,979.822	10.15	101,295
Qualified XII (0.50)	87,390.661	10.10	882,646
Qualified XII (0.55)	33,117.390	10.07	333,492
Qualified XII (0.60)	8,851.594	10.04	88,870
Qualified XII (0.65)	627,131.492	10.01	6,277,586
Qualified XII (0.70)	14,994.492	9.98	149,645
Qualified XII (0.75)	44,307.075	9.95	440,855
Qualified XII (0.80)	32,215.941	9.92	319,582
Qualified XII (0.85)	82,789.534	9.90	819,616
Qualified XII (0.90)	2,583.243	9.87	25,497
Qualified XII (0.95)	78,528.608	9.84	772,722
Qualified XII (1.00)	68,757.529	9.81	674,511
Qualified XII (1.05)	2,851.368	9.78	27,886
Qualified XII (1.10)	7,117.754	9.76	69,469
Qualified XII (1.15)	20,394.172	9.73	198,435

296

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
(continued)
Qualified XII (1.20)	4,900.180	$ 9.70	$ 47,532
Qualified XII (1.25)	18,316.504	9.67	177,121
Qualified XII (1.40)	479.141	9.59	4,595
Qualified XII (1.45)	399.453	9.56	3,819
Qualified XV	154.300	9.84	1,518
Qualified XVI	7,384.167	9.54	70,445
Qualified XVII	131.612	9.67	1,273
Qualified XVIII	878.724	9.81	8,620
Qualified XXI	3,999.256	9.92	39,673
Qualified XXXII	986.219	9.67	9,537
Qualified XXXIV	415.755	8.60	3,575
Qualified XXXVIII	4,581.745	8.83	40,457
Qualified LIV	8,486.824	9.98	84,698
Qualified LVI	4,566.045	10.25	46,802
Qualified LIX	2,753.255	10.10	27,808
	1,980,939.299		$ 19,761,080
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	2,873.085	$ 9.80	$ 28,156
ING MAP PLUS NP16	2,041.465	9.78	19,966
ING MAP PLUS NP17	162.831	9.75	1,588
ING MAP PLUS NP19	45.981	9.69	446
ING MAP PLUS NP23	354.455	9.58	3,396
ING MAP PLUS NP26	1,856.063	9.50	17,633
ING MAP PLUS NP29	285.786	9.42	2,692
Qualified XII (1.00)	20,334.875	9.68	196,842
	27,954.541		$ 270,719
ING Pioneer Mid Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	98,524.635	$ 10.13	$ 998,055
Contracts in accumulation period:
ING Custom Choice 62	2,688.149	9.96	26,774
ING Custom Choice 65	15,103.348	10.47	158,132
ING MAP PLUS NP1	35,918.842	10.55	378,944
ING MAP PLUS NP9	33,949.502	10.31	350,019
ING MAP PLUS NP11	17,653.451	10.25	180,948
ING MAP PLUS NP12	7,424.541	10.22	75,879
ING MAP PLUS NP13	493.088	10.19	5,025
ING MAP PLUS NP14	8,533.775	10.16	86,703
ING MAP PLUS NP15	4,786.468	10.14	48,535
ING MAP PLUS NP21	3,584.208	9.96	35,699
ING MAP PLUS NP22	2,913.613	9.94	28,961
ING MAP PLUS NP23	323.854	9.91	3,209
ING MAP PLUS NP26	126.212	9.82	1,239
ING MAP PLUS NP28	1,287.623	9.77	12,580
ING MAP PLUS NP32	1,436.730	9.66	13,879
Qualified V	65.345	9.87	645
Qualified VI	1,409,695.232	9.96	14,040,565
Qualified X (1.15)	51,956.586	10.02	520,605

297

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional Class
(continued)
Qualified X (1.25)	103,351.602	$ 9.96	$ 1,029,382
Qualified XII (0.00)	23,175.982	10.70	247,983
Qualified XII (0.05)	75,733.479	10.70	810,348
Qualified XII (0.10)	117.032	10.64	1,245
Qualified XII (0.20)	54,165.222	10.58	573,068
Qualified XII (0.25)	56,559.445	10.55	596,702
Qualified XII (0.30)	21,725.096	10.52	228,548
Qualified XII (0.40)	53,421.440	10.46	558,788
Qualified XII (0.50)	1,030,786.155	10.40	10,720,176
Qualified XII (0.55)	55,612.323	10.37	576,700
Qualified XII (0.60)	44,859.324	10.34	463,845
Qualified XII (0.65)	588,739.689	10.31	6,069,906
Qualified XII (0.70)	65,957.077	10.28	678,039
Qualified XII (0.75)	277,834.753	10.25	2,847,806
Qualified XII (0.80)	488,672.681	10.22	4,994,235
Qualified XII (0.85)	307,647.626	10.19	3,134,929
Qualified XII (0.90)	12,299.219	10.16	124,960
Qualified XII (0.95)	192,142.190	10.14	1,948,322
Qualified XII (1.00)	1,164,162.039	10.11	11,769,678
Qualified XII (1.05)	27,192.221	10.08	274,098
Qualified XII (1.10)	44,213.131	10.05	444,342
Qualified XII (1.15)	27,248.567	10.02	273,031
Qualified XII (1.20)	6,714.281	9.99	67,076
Qualified XII (1.25)	84,112.589	9.96	837,761
Qualified XII (1.30)	17,917.672	9.94	178,102
Qualified XII (1.35)	7.919	9.91	78
Qualified XII (1.40)	15,102.259	9.88	149,210
Qualified XII (1.45)	2,836.682	9.85	27,941
Qualified XII (1.50)	456.884	9.82	4,487
Qualified XIII	125.334	10.14	1,271
Qualified XV	4,128.404	10.14	41,862
Qualified XVI	39,658.698	9.82	389,448
Qualified XVIII	1,000.200	10.11	10,112
Qualified XXVII	1,256,325.591	10.04	12,613,509
Qualified XXXII	21.863	9.96	218
Qualified XXXIII (0.65)	52,932.834	10.31	545,738
Qualified XXXIV	4,187.439	8.77	36,724
Qualified XXXVIII	2,624.139	9.01	23,643
Qualified XLIII	29.758	8.79	262
Qualified LIV	38,186.910	10.28	392,561
Qualified LVI	23,899.788	10.56	252,382
Qualified LIX	4,504.528	10.40	46,847
	7,966,855.267		$ 80,951,759

298

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	6,180.319	$ 10.51	$ 64,955
ING MAP PLUS NP6	521.832	10.36	5,406
ING MAP PLUS NP8	3,088.409	10.30	31,811
ING MAP PLUS NP9	5,144.189	10.27	52,831
ING MAP PLUS NP11	2,231.062	10.21	22,779
ING MAP PLUS NP12	1,487.264	10.19	15,155
ING MAP PLUS NP14	177.208	10.13	1,795
ING MAP PLUS NP16	1,307.821	10.07	13,170
ING MAP PLUS NP17	3,157.933	10.04	31,706
ING MAP PLUS NP19	2,568.413	9.99	25,658
ING MAP PLUS NP23	2,549.798	9.87	25,167
ING MAP PLUS NP25	2,689.132	9.82	26,407
ING MAP PLUS NP26	3,025.937	9.79	29,624
ING MAP PLUS NP29	865.679	9.71	8,406
ING MAP PLUS NP32	394.763	9.62	3,798
Qualified XII (0.95)	3.202	9.54	31
Qualified XII (1.25)	32.584	9.44	308
	35,425.545		$ 359,007
ING T. Rowe Price Capital Appreciation Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	15,116.996	$ 9.65	$ 145,879

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	68,490.505	$ 13.76	$ 942,429
ING Custom Choice 65	4,443.047	14.61	64,913
ING MAP PLUS NP1	177,880.269	14.85	2,641,522
ING MAP PLUS NP6	34,621.164	14.61	505,815
ING MAP PLUS NP8	15,411.757	14.51	223,625
ING MAP PLUS NP9	64,282.633	14.46	929,527
ING MAP PLUS NP11	65,959.902	14.37	947,844
ING MAP PLUS NP12	48,280.026	14.32	691,370
ING MAP PLUS NP13	6,228.074	14.27	88,875
ING MAP PLUS NP14	78,163.461	14.22	1,111,484
ING MAP PLUS NP15	136,057.406	14.18	1,929,294
ING MAP PLUS NP16	8,049.274	14.13	113,736
ING MAP PLUS NP17	28,760.845	14.08	404,953
ING MAP PLUS NP18	7,394.472	14.03	103,744
ING MAP PLUS NP19	13,247.794	13.99	185,337
ING MAP PLUS NP20	281.356	13.94	3,922
ING MAP PLUS NP21	15,012.186	13.89	208,519
ING MAP PLUS NP22	4,488.347	13.85	62,164
ING MAP PLUS NP23	11,722.777	13.80	161,774
ING MAP PLUS NP24	4,014.660	13.76	55,242
ING MAP PLUS NP25	270.433	13.71	3,708
ING MAP PLUS NP26	7,738.859	13.66	105,713
ING MAP PLUS NP28	1,191.094	13.57	16,163

299

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class (continued)
ING MAP PLUS NP30	116.918	$ 13.48	$ 1,576
Qualified VI	6,619,659.469	13.76	91,086,514
Qualified VIII	1,927.826	13.75	26,508
Qualified XII (0.00)	7,932.522	14.95	118,591
Qualified XII (0.10)	83.273	14.85	1,237
Qualified XII (0.20)	228,698.367	14.75	3,373,301
Qualified XII (0.25)	7,243.169	14.71	106,547
Qualified XII (0.30)	44,655.726	14.66	654,653
Qualified XII (0.35)	5,893.166	14.61	86,099
Qualified XII (0.40)	438,135.394	14.56	6,379,251
Qualified XII (0.50)	6,259,062.676	14.46	90,506,046
Qualified XII (0.55)	440,395.167	14.41	6,346,094
Qualified XII (0.60)	47,198.206	14.37	678,238
Qualified XII (0.65)	238,970.933	14.32	3,422,064
Qualified XII (0.70)	204,330.786	14.27	2,915,800
Qualified XII (0.75)	2,868,973.995	14.22	40,796,810
Qualified XII (0.80)	552,457.745	14.18	7,833,851
Qualified XII (0.85)	2,160,104.417	14.13	30,522,275
Qualified XII (0.90)	11,328.755	14.08	159,509
Qualified XII (0.95)	1,109,411.874	14.03	15,565,049
Qualified XII (1.00)	4,342,116.648	13.99	60,746,212
Qualified XII (1.05)	31,407.722	13.94	437,824
Qualified XII (1.10)	131,985.742	13.89	1,833,282
Qualified XII (1.15)	150,227.256	13.85	2,080,647
Qualified XII (1.20)	55,152.646	13.80	761,107
Qualified XII (1.25)	644,694.683	13.76	8,870,999
Qualified XII (1.30)	10,890.203	13.71	149,305
Qualified XII (1.40)	15,475.009	13.62	210,770
Qualified XII (1.45)	317.203	13.57	4,304
Qualified XII (1.50)	5,011.393	13.53	67,804
Qualified XIII	876.078	14.03	12,291
Qualified XV	21,764.802	14.03	305,360
Qualified XVI	96,178.918	13.53	1,301,301
Qualified XVII	8,066.757	13.76	110,999
Qualified XXI	67,553.760	14.18	957,912
Qualified XXXIV	57,280.676	10.86	622,068
Qualified XXXVIII	68,164.515	11.16	760,716
Qualified XLIII	1,603.331	10.88	17,444
Qualified LIV	257,805.864	14.34	3,696,936
Qualified LVI	73,057.736	14.74	1,076,871
	28,088,201.667		$ 396,105,838
ING T. Rowe Price Equity Income Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	131,186.167	$ 11.03	$ 1,446,983

300

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service Class
Currently payable annuity contracts:	7,048.663	$ 14.50	$ 102,206
Contracts in accumulation period:
ING Custom Choice 62	10,941.013	12.28	134,356
ING Custom Choice 65	2,442.810	11.77	28,752
ING MAP PLUS NP1	5,192.635	13.08	67,920
ING MAP PLUS NP4	8,270.007	12.92	106,848
ING MAP PLUS NP6	22,120.339	12.82	283,583
ING MAP PLUS NP8	966.811	12.72	12,298
ING MAP PLUS NP9	34,622.550	12.67	438,668
ING MAP PLUS NP11	12,561.856	12.57	157,903
ING MAP PLUS NP12	7,943.645	12.52	99,454
ING MAP PLUS NP13	4.435	12.47	55
ING MAP PLUS NP14	1,537.684	12.42	19,098
ING MAP PLUS NP15	24,611.703	12.37	304,447
ING MAP PLUS NP16	763.705	12.32	9,409
ING MAP PLUS NP17	13,753.330	12.27	168,753
ING MAP PLUS NP18	936.957	12.23	11,459
ING MAP PLUS NP19	3,279.729	12.18	39,947
ING MAP PLUS NP20	19,933.528	12.13	241,794
ING MAP PLUS NP21	15,362.209	12.08	185,575
ING MAP PLUS NP22	683.619	12.03	8,224
ING MAP PLUS NP23	3,548.352	11.99	42,545
ING MAP PLUS NP24	2,157.449	11.94	25,760
ING MAP PLUS NP26	5,874.600	11.84	69,555
ING MAP PLUS NP28	9,409.180	11.75	110,558
ING MAP PLUS NP29	581.091	11.71	6,805
Qualified V	131.680	14.58	1,920
Qualified VI	948,859.555	15.72	14,916,072
Qualified X (1.15)	47,748.917	12.22	583,492
Qualified X (1.25)	101,970.322	12.13	1,236,900
Qualified XII (0.00)	2,365.610	17.51	41,422
Qualified XII (0.05)	221,779.716	17.40	3,858,967
Qualified XII (0.20)	20,738.051	17.22	357,109
Qualified XII (0.25)	820.910	17.14	14,070
Qualified XII (0.30)	18,111.253	17.07	309,159
Qualified XII (0.40)	45,561.820	16.93	771,362
Qualified XII (0.50)	487,376.182	16.77	8,173,299
Qualified XII (0.55)	30,629.282	16.71	511,815
Qualified XII (0.60)	2,686,956.378	16.64	44,710,954
Qualified XII (0.65)	67,043.411	16.57	1,110,909
Qualified XII (0.70)	38,154.361	16.50	629,547
Qualified XII (0.75)	50,329.312	16.43	826,911
Qualified XII (0.80)	53,764.061	16.33	877,967
Qualified XII (0.85)	182,116.742	16.24	2,957,576
Qualified XII (0.90)	3,384.614	16.19	54,797
Qualified XII (0.95)	163,826.335	16.10	2,637,604
Qualified XII (1.00)	393,592.506	16.04	6,313,224
Qualified XII (1.05)	7,271.941	15.97	116,133

301

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service Class
(continued)
Qualified XII (1.10)	53,577.301	$ 15.90	$ 851,879
Qualified XII (1.15)	22,183.002	15.83	351,157
Qualified XII (1.20)	14,537.401	15.77	229,255
Qualified XII (1.25)	81,506.310	15.70	1,279,649
Qualified XII (1.30)	369.140	15.63	5,770
Qualified XII (1.35)	526.533	15.57	8,198
Qualified XII (1.40)	10,132.559	15.50	157,055
Qualified XII (1.45)	684.049	15.44	10,562
Qualified XII (1.50)	378.945	15.37	5,824
Qualified XIII	697.540	15.17	10,582
Qualified XV	6,824.764	15.17	103,532
Qualified XVI	23,249.514	15.38	357,578
Qualified XVII	1,072.275	14.78	15,848
Qualified XVIII	3,391.934	12.36	41,924
Qualified XXI	140,378.480	15.37	2,157,617
Qualified XXXII	1,165.009	12.13	14,132
Qualified XXXIV	10,512.281	8.66	91,036
Qualified XXXVIII	17,708.027	8.90	157,601
Qualified XLIII	5,044.423	8.68	43,786
Qualified LIV	29,804.245	11.55	344,239
Qualified LVI	20,821.948	11.87	247,157
	6,231,646.539		$ 100,171,562
ING T. Rowe Price International Stock Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	10,813.016	$ 7.63	$ 82,503

ING T. Rowe Price International Stock Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	572.638	$ 11.95	$ 6,843
ING Custom Choice 65	444.494	12.70	5,645
ING MAP PLUS NP9	2,411.758	12.56	30,292
ING MAP PLUS NP11	1,025.034	12.48	12,792
ING MAP PLUS NP12	7,359.979	12.44	91,558
ING MAP PLUS NP13	1,338.011	12.40	16,591
ING MAP PLUS NP15	2,424.116	12.31	29,841
ING MAP PLUS NP17	1,032.136	12.23	12,623
ING MAP PLUS NP23	482.402	11.99	5,784
Qualified VI	177,066.853	11.95	2,115,949
Qualified XII (0.00)	125.896	12.99	1,635
Qualified XII (0.10)	29.506	12.90	381
Qualified XII (0.30)	2,954.663	12.73	37,613
Qualified XII (0.40)	9,371.275	12.65	118,547
Qualified XII (0.50)	43,232.857	12.56	543,005
Qualified XII (0.55)	267.419	12.52	3,348
Qualified XII (0.60)	5,155.575	12.48	64,342
Qualified XII (0.65)	14,397.256	12.44	179,102
Qualified XII (0.70)	9,507.085	12.40	117,888
Qualified XII (0.75)	30,539.067	12.35	377,157
302

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price International Stock Portfolio - Service
Class (continued)
Qualified XII (0.80)	23,176.105	$ 12.31	$ 285,298
Qualified XII (0.85)	37,592.223	12.27	461,257
Qualified XII (0.90)	387.252	12.23	4,736
Qualified XII (0.95)	38,822.102	12.19	473,241
Qualified XII (1.00)	101,943.789	12.15	1,238,617
Qualified XII (1.05)	429.412	12.11	5,200
Qualified XII (1.10)	5,460.171	12.07	65,904
Qualified XII (1.15)	7,375.854	12.03	88,732
Qualified XII (1.20)	461.878	11.99	5,538
Qualified XII (1.25)	10,501.186	11.95	125,489
Qualified XII (1.30)	13.050	11.91	155
Qualified XII (1.40)	284.829	11.83	3,370
Qualified XII (1.45)	5.469	11.79	64
Qualified XV	998.596	12.19	12,173
Qualified XVI	5,076.684	11.75	59,651
Qualified XXI	4,444.109	12.31	54,707
Qualified XXXIV	349.664	6.61	2,311
Qualified XXXVIII	340.785	6.79	2,314
Qualified XLIII	559.568	6.62	3,704
Qualified LIV	9,902.665	12.46	123,387
Qualified LVI	6,635.467	12.81	85,000
	564,498.878		$ 6,871,784
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	24,665.172	$ 13.54	$ 333,966
ING MAP PLUS NP11	344.218	13.46	4,633
ING MAP PLUS NP14	1,148.598	13.35	15,334
ING MAP PLUS NP15	11,241.471	13.31	149,624
ING MAP PLUS NP17	3,555.517	13.24	47,075
ING MAP PLUS NP19	834.176	13.16	10,978
ING MAP PLUS NP20	10.945	13.12	144
ING MAP PLUS NP21	1,428.008	13.09	18,693
ING MAP PLUS NP22	542.248	13.05	7,076
ING MAP PLUS NP25	3,611.009	12.94	46,726
ING MAP PLUS NP26	173.258	12.90	2,235
Qualified XII (1.00)	5,496.752	13.20	72,557
	53,051.372		$ 709,041

303

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	250.045	$ 8.63	$ 2,158
ING Custom Choice 65	113.417	9.06	1,028
Qualified VI	157,851.610	8.63	1,362,259
Qualified VIII	1,071.443	8.62	9,236
Qualified XII (0.30)	4,219.938	9.10	38,401
Qualified XII (0.40)	9,173.855	9.05	83,023
Qualified XII (0.50)	3,192.880	9.00	28,736
Qualified XII (0.55)	1,265.019	8.98	11,360
Qualified XII (0.60)	190.784	8.95	1,708
Qualified XII (0.65)	17,058.754	8.92	152,164
Qualified XII (0.70)	3,628.012	8.90	32,289
Qualified XII (0.75)	8,697.237	8.87	77,144
Qualified XII (0.80)	4,944.336	8.85	43,757
Qualified XII (0.85)	77,511.331	8.82	683,650
Qualified XII (0.90)	712.140	8.80	6,267
Qualified XII (0.95)	58,930.697	8.77	516,822
Qualified XII (1.00)	45,089.986	8.75	394,537
Qualified XII (1.10)	4,997.572	8.70	43,479
Qualified XII (1.15)	1,149.571	8.67	9,967
Qualified XII (1.20)	1,242.802	8.65	10,750
Qualified XII (1.25)	13,647.156	8.63	117,775
Qualified XII (1.30)	0.499	8.60	4
Qualified XII (1.40)	3,084.656	8.55	26,374
Qualified XII (1.45)	18.570	8.53	158
Qualified XV	78.160	8.77	685
Qualified XVI	8,665.629	8.50	73,658
Qualified XXI	2,349.180	8.85	20,790
Qualified XXXIV	988.481	7.74	7,651
Qualified XXXVIII	1,888.892	7.96	15,036
Qualified LIV	1,650.764	8.90	14,692
Qualified LVI	4,290.453	9.14	39,215
	437,953.869		$ 3,824,773
ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,478.836	$ 12.04	$ 17,805
Qualified XII (0.00)	70,525.863	13.03	918,952
Qualified XII (0.05)	361,476.391	13.01	4,702,808
Qualified XII (0.40)	66,521.542	12.64	840,832
Qualified XII (0.65)	1,804.473	12.40	22,375
Qualified XII (0.75)	2,965.759	12.30	36,479
Qualified XII (0.80)	2,927.978	12.26	35,897
Qualified XII (0.95)	2,665.965	12.12	32,311
Qualified XII (1.00)	21,651.608	12.07	261,335
Qualified XII (1.25)	85.190	11.84	1,009
	532,103.605		$ 6,869,803

304

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	236,834.298	$10.91 to $12.57	$ 2,625,883
Contracts in accumulation period:
ING Custom Choice 62	175,309.325	10.75	1,884,575
ING Custom Choice 65	16,945.623	11.41	193,350
ING MAP PLUS NP1	127.363	11.39	1,451
ING MAP PLUS NP6	4,884.544	11.16	54,512
ING MAP PLUS NP8	6,453.003	11.08	71,499
ING MAP PLUS NP9	12.329	11.03	136
ING MAP PLUS NP11	1,465.755	10.95	16,050
ING MAP PLUS NP12	1,737.220	10.90	18,936
ING MAP PLUS NP14	5.943	10.82	64
ING MAP PLUS NP15	1,393.144	10.77	15,004
ING MAP PLUS NP17	11,653.655	10.69	124,578
ING MAP PLUS NP20	4,340.045	10.56	45,831
ING MAP PLUS NP21	2,398.287	10.52	25,230
ING MAP PLUS NP23	172.875	10.44	1,805
Qualified I	1,974.062	52.66	103,954
Qualified V	14,737.472	14.54	214,283
Qualified VI	3,083,033.963	14.94	46,060,527
Qualified VII	28,164.503	14.96	421,341
Qualified VIII	1,394.540	14.38	20,053
Qualified IX	586.415	15.32	8,984
Qualified X (1.15)	194,459.064	15.22	2,959,667
Qualified X (1.25)	369,309.311	14.94	5,517,481
Qualified XII (0.00)	19,951.016	14.59	291,085
Qualified XII (0.05)	4,543.482	17.05	77,466
Qualified XII (0.20)	105,089.566	14.20	1,492,272
Qualified XII (0.25)	284,731.220	14.10	4,014,710
Qualified XII (0.30)	79,086.076	14.01	1,107,996
Qualified XII (0.35)	32,248.546	13.91	448,577
Qualified XII (0.40)	516,229.936	15.05	7,769,261
Qualified XII (0.45)	334.969	13.72	4,596
Qualified XII (0.50)	1,809,847.470	13.76	24,903,501
Qualified XII (0.55)	357,258.895	13.54	4,837,285
Qualified XII (0.60)	2,028,314.332	13.45	27,280,828
Qualified XII (0.65)	1,447,360.479	13.36	19,336,736
Qualified XII (0.70)	1,268,413.570	13.27	16,831,848
Qualified XII (0.75)	935,309.459	13.18	12,327,379
Qualified XII (0.80)	1,051,569.299	13.26	13,943,809
Qualified XII (0.85)	962,862.584	14.22	13,691,906
Qualified XII (0.90)	67,859.985	13.04	884,894
Qualified XII (0.95)	707,062.559	14.00	9,898,876
Qualified XII (1.00)	3,191,766.175	13.89	44,333,632
Qualified XII (1.05)	93,124.561	13.78	1,283,256
Qualified XII (1.10)	189,339.863	13.68	2,590,169
Qualified XII (1.15)	128,666.350	13.57	1,746,002
Qualified XII (1.20)	78,429.137	13.47	1,056,440
Qualified XII (1.25)	391,865.966	13.36	5,235,329

305

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified XII (1.30)	9,835.398	$ 13.26	$ 130,417
Qualified XII (1.40)	67,670.428	13.05	883,099
Qualified XII (1.45)	15,525.072	12.95	201,050
Qualified XII (1.50)	3,190.077	12.85	40,992
Qualified XIII	129.292	15.66	2,025
Qualified XV	8,053.912	15.63	125,883
Qualified XVI	96,795.577	14.40	1,393,856
Qualified XVII	82,052.172	14.94	1,225,859
Qualified XVIII	145,984.041	14.94	2,181,002
Qualified XIX	243.595	52.66	12,828
Qualified XX	20,731.367	51.48	1,067,251
Qualified XXI	27,150.702	15.93	432,511
Qualified XXV	27.606	16.08	444
Qualified XXVII	543,894.522	57.32	31,176,034
Qualified XXVIII	357,761.244	56.21	20,109,760
Qualified XXIX	1.550	51.48	80
Qualified XXX	39,421.742	50.08	1,974,241
Qualified XXXII	12,760.188	10.73	136,917
Qualified XXXIII (0.65)	133,046.588	11.62	1,546,001
Qualified XXXIV	15,578.753	10.14	157,969
Qualified XXXV	83,372.447	11.22	935,439
Qualified XXXVI	9,934.074	11.75	116,725
Qualified XXXVIII	68,238.881	10.42	711,049
Qualified XLIII	560.830	10.16	5,698
Qualified LIV	32,119.051	11.20	359,733
Qualified LVI	99,364.441	11.53	1,145,672
Qualified LIX	5,519.458	11.91	65,737
	21,787,621.242		$ 341,911,319
ING Global Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	10.545	$ 15.02	$ 158
ING MAP PLUS NP12	523.213	15.00	7,848
ING MAP PLUS NP15	636.499	14.94	9,509
ING MAP PLUS NP17	3,070.497	14.90	45,750
	4,240.754		$ 63,265
ING International Capital Appreciation Fund - Class I
Contracts in accumulation period:
ING MAP PLUS NP13	170.630	$ 11.58	$ 1,976
ING MAP PLUS NP28	13.617	11.36	155
	184.247		$ 2,131

306

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International SmallCap Multi-Manager Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP1	48,152.626	$ 14.68	$ 706,881
ING MAP PLUS NP8	1,366.679	14.27	19,503
ING MAP PLUS NP9	14,282.594	14.22	203,098
ING MAP PLUS NP11	211.208	14.11	2,980
ING MAP PLUS NP13	477.351	14.00	6,683
ING MAP PLUS NP14	5,095.870	13.94	71,036
ING MAP PLUS NP15	311.999	13.89	4,334
ING MAP PLUS NP17	5,958.035	13.78	82,102
ING MAP PLUS NP18	5.214	13.72	72
ING MAP PLUS NP22	517.060	13.51	6,985
ING MAP PLUS NP23	839.911	13.45	11,297
ING MAP PLUS NP28	766.837	13.19	10,115
ING MAP PLUS NP29	673.243	13.14	8,846
	78,658.627		$ 1,133,932
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	8,455.747	$ 13.02	$ 110,094

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period:
ING Custom Choice 62	10.069	$ 11.03	$ 111
Qualified XII (0.95)	47.671	11.08	528
Qualified XII (1.10)	85.275	11.05	942
Qualified XII (1.40)	336.316	11.01	3,703
	479.331		$ 5,284
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Currently payable annuity contracts:	31,818.250	$ 16.58	$ 527,547
Contracts in accumulation period:
ING Custom Choice 62	3,486.628	15.36	53,555
ING Custom Choice 65	1,852.401	14.64	27,119
ING MAP PLUS NP1	2,230.233	16.77	37,401
ING MAP PLUS NP5	0.005	16.51	-
ING MAP PLUS NP9	14,345.543	16.25	233,115
ING MAP PLUS NP11	6,054.951	16.12	97,606
ING MAP PLUS NP12	479.920	16.06	7,708
ING MAP PLUS NP13	548.055	16.00	8,769
ING MAP PLUS NP14	151.950	15.93	2,421
ING MAP PLUS NP15	3,276.399	15.87	51,996
ING MAP PLUS NP16	4,737.525	15.81	74,900
ING MAP PLUS NP17	172.825	15.74	2,720
ING MAP PLUS NP18	1,227.480	15.68	19,247
ING MAP PLUS NP19	1,021.519	15.62	15,956
ING MAP PLUS NP20	9,637.443	15.56	149,959
ING MAP PLUS NP23	23.791	15.38	366
ING MAP PLUS NP24	919.219	15.31	14,073

307

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value Portfolio -
Service Class (continued)
ING MAP PLUS NP26	1,249.296	$ 15.19	$ 18,977
ING MAP PLUS NP30	247.877	14.96	3,708
Qualified VI	304,232.119	16.90	5,141,523
Qualified X (1.15)	17,736.634	17.07	302,764
Qualified X (1.25)	26,539.040	16.90	448,510
Qualified XII (0.00)	3,586.650	19.08	68,433
Qualified XII (0.05)	38,857.974	18.85	732,473
Qualified XII (0.20)	2,505.271	18.71	46,874
Qualified XII (0.25)	1,561.064	18.62	29,067
Qualified XII (0.30)	10,382.114	18.53	192,381
Qualified XII (0.35)	7.968	18.44	147
Qualified XII (0.40)	13,748.585	18.35	252,287
Qualified XII (0.50)	331,085.788	18.17	6,015,829
Qualified XII (0.55)	7,642.998	18.09	138,262
Qualified XII (0.60)	974,104.099	18.00	17,533,874
Qualified XII (0.65)	30,904.177	17.91	553,494
Qualified XII (0.70)	9,845.201	17.83	175,540
Qualified XII (0.75)	30,201.521	17.74	535,775
Qualified XII (0.80)	5,883.790	17.65	103,849
Qualified XII (0.85)	79,173.996	17.57	1,391,087
Qualified XII (0.90)	510.697	17.48	8,927
Qualified XII (0.95)	36,572.079	17.40	636,354
Qualified XII (1.00)	396,015.027	17.32	6,858,980
Qualified XII (1.05)	2,010.442	17.23	34,640
Qualified XII (1.10)	8,105.772	17.15	139,014
Qualified XII (1.15)	4,082.684	17.07	69,691
Qualified XII (1.20)	2,347.118	16.98	39,854
Qualified XII (1.25)	26,403.814	16.90	446,224
Qualified XII (1.30)	27.885	16.82	469
Qualified XII (1.40)	1,501.374	16.66	25,013
Qualified XII (1.50)	2.041	16.50	34
Qualified XIII	709.790	17.40	12,350
Qualified XV	1,445.352	17.40	25,149
Qualified XVI	9,505.847	16.50	156,846
Qualified XVII	3,329.494	16.90	56,268
Qualified XVIII	151.708	17.32	2,628
Qualified XXI	7,713.796	17.65	136,148
Qualified XXXII	124.832	16.03	2,001
Qualified XXXVIII	3,294.646	11.25	37,065
Qualified XLIII	14.809	10.97	162
Qualified LIV	10,530.381	14.37	151,322
Qualified LVI	10,702.756	14.77	158,080
	2,496,582.643		$ 44,006,531
ING Baron Small Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	99,080.067	$ 12.44	$ 1,232,556

308

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Currently payable annuity contracts:	81,660.149	$ 16.13	$ 1,317,178
Contracts in accumulation period:
ING Custom Choice 62	759.185	15.01	11,395
ING Custom Choice 65	7,195.031	13.48	96,989
ING MAP PLUS NP1	23,472.530	16.53	388,001
ING MAP PLUS NP4	2,747.010	16.34	44,886
ING MAP PLUS NP5	0.005	16.27	-
ING MAP PLUS NP6	1,442.461	16.21	23,382
ING MAP PLUS NP8	26,236.303	16.08	421,880
ING MAP PLUS NP9	41,894.786	16.02	671,154
ING MAP PLUS NP11	25,239.064	15.89	401,049
ING MAP PLUS NP12	12,758.481	15.83	201,967
ING MAP PLUS NP13	5,675.874	15.77	89,509
ING MAP PLUS NP14	20,622.577	15.71	323,981
ING MAP PLUS NP15	26,239.611	15.64	410,388
ING MAP PLUS NP16	2,015.442	15.58	31,401
ING MAP PLUS NP17	23,623.332	15.52	366,634
ING MAP PLUS NP18	1,248.111	15.46	19,296
ING MAP PLUS NP19	9,476.225	15.40	145,934
ING MAP PLUS NP20	5,466.991	15.34	83,864
ING MAP PLUS NP21	10,864.410	15.28	166,008
ING MAP PLUS NP22	1,538.625	15.22	23,418
ING MAP PLUS NP23	6,990.356	15.16	105,974
ING MAP PLUS NP24	2,404.442	15.10	36,307
ING MAP PLUS NP25	1,801.984	15.04	27,102
ING MAP PLUS NP26	1,340.991	14.98	20,088
ING MAP PLUS NP27	380.851	14.92	5,682
ING MAP PLUS NP28	1,530.670	14.86	22,746
ING MAP PLUS NP29	514.299	14.80	7,612
ING MAP PLUS NP30	4.558	14.74	67
ING MAP PLUS NP32	125.830	14.63	1,841
Qualified VI	1,007,776.972	17.87	18,008,974
Qualified X (1.15)	52,256.474	18.05	943,229
Qualified X (1.25)	82,602.061	17.87	1,476,099
Qualified XII (0.00)	5,323.935	20.17	107,384
Qualified XII (0.05)	41,513.184	19.93	827,358
Qualified XII (0.10)	211.236	19.98	4,220
Qualified XII (0.20)	25,994.009	19.78	514,161
Qualified XII (0.25)	3,231.100	19.69	63,620
Qualified XII (0.30)	15,243.476	19.59	298,620
Qualified XII (0.35)	171.834	19.50	3,351
Qualified XII (0.40)	58,702.266	19.40	1,138,824
Qualified XII (0.50)	1,352,670.336	19.22	25,998,324
Qualified XII (0.55)	64,841.651	19.12	1,239,772
Qualified XII (0.60)	769,737.415	19.03	14,648,103
Qualified XII (0.65)	64,830.516	18.94	1,227,890
Qualified XII (0.70)	49,702.605	18.85	936,894
Qualified XII (0.75)	183,780.818	18.76	3,447,728

309

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
(continued)
Qualified XII (0.80)	57,241.325	$ 18.67	$ 1,068,696
Qualified XII (0.85)	234,209.488	18.58	4,351,612
Qualified XII (0.90)	19,458.069	18.49	359,780
Qualified XII (0.95)	160,645.112	18.40	2,955,870
Qualified XII (1.00)	491,851.604	18.31	9,005,803
Qualified XII (1.05)	18,320.820	18.22	333,805
Qualified XII (1.10)	32,429.057	18.13	587,939
Qualified XII (1.15)	33,083.663	18.05	597,160
Qualified XII (1.20)	9,648.628	17.96	173,289
Qualified XII (1.25)	47,650.973	17.87	851,523
Qualified XII (1.30)	1,478.745	17.78	26,292
Qualified XII (1.35)	84.364	17.70	1,493
Qualified XII (1.40)	2,951.280	17.61	51,972
Qualified XII (1.45)	75.325	17.53	1,320
Qualified XII (1.50)	412.446	17.44	7,193
Qualified XIII	996.607	18.40	18,338
Qualified XV	588.673	18.40	10,832
Qualified XVI	30,774.794	17.44	536,712
Qualified XVII	533.554	17.87	9,535
Qualified XVIII	292.432	18.31	5,354
Qualified XXI	19,261.050	18.67	359,604
Qualified XXVII	764,202.645	20.75	15,857,205
Qualified XXVIII	683,062.653	9.80	6,694,014
Qualified XXXII	251.986	15.97	4,024
Qualified XXXIII (0.65)	25,481.961	19.25	490,528
Qualified XXXIV	580.231	9.66	5,605
Qualified XXXVIII	3,155.453	9.93	31,334
Qualified XLIII	2,080.333	9.68	20,138
Qualified LIV	38,716.490	13.22	511,832
Qualified LVI	24,366.127	13.59	331,136
	6,827,745.960		$ 121,610,222
ING Columbia Small Cap Value II Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	25,181.380	$ 9.29	$ 233,935

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	94.218	$ 9.76	$ 920
ING Custom Choice 65	1,344.695	10.25	13,783
ING MAP PLUS NP9	86.758	10.24	888
ING MAP PLUS NP14	1,620.047	10.10	16,362
ING MAP PLUS NP17	108.581	10.01	1,087
ING MAP PLUS NP19	6,553.549	9.95	65,208
ING MAP PLUS NP23	170.388	9.84	1,677
Qualified VI	118,480.931	9.76	1,156,374
Qualified XII (0.30)	2,293.451	10.30	23,623
Qualified XII (0.40)	4,080.504	10.24	41,784
Qualified XII (0.50)	8,990.419	10.18	91,522

310

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value II Portfolio - Service Class
(continued)
Qualified XII (0.55)	7,220.579	$ 10.15	$ 73,289
Qualified XII (0.60)	322.725	10.12	3,266
Qualified XII (0.65)	6,928.564	10.10	69,978
Qualified XII (0.70)	7,240.484	10.07	72,912
Qualified XII (0.75)	31,397.260	10.04	315,228
Qualified XII (0.80)	3,730.218	10.01	37,339
Qualified XII (0.85)	24,662.017	9.98	246,127
Qualified XII (0.90)	151.134	9.95	1,504
Qualified XII (0.95)	14,256.039	9.93	141,562
Qualified XII (1.00)	33,009.972	9.90	326,799
Qualified XII (1.05)	1,434.935	9.87	14,163
Qualified XII (1.10)	4,946.422	9.84	48,673
Qualified XII (1.15)	7,856.167	9.81	77,069
Qualified XII (1.20)	367.384	9.79	3,597
Qualified XII (1.25)	15,019.112	9.76	146,587
Qualified XII (1.30)	0.454	9.73	4
Qualified XII (1.40)	54.305	9.68	526
Qualified XII (1.50)	79.467	9.62	764
Qualified XVI	2,066.976	9.62	19,884
Qualified XXXVIII	829.248	9.55	7,919
Qualified XLIII	55.464	9.31	516
Qualified LIV	2,332.189	10.06	23,462
Qualified LVI	4,690.872	10.34	48,504
	312,475.528		$ 3,092,900
ING Davis New York Venture Portfolio - Service Class
Currently payable annuity contracts:	8,263.060	$ 11.00	$ 90,894
Contracts in accumulation period:
ING Custom Choice 62	545.967	10.60	5,787
ING Custom Choice 65	2,548.958	11.00	28,039
ING MAP PLUS NP1	4,493.223	11.04	49,605
ING MAP PLUS NP5	0.013	10.86	-
ING MAP PLUS NP8	35,941.855	10.73	385,656
ING MAP PLUS NP9	2,037.376	10.69	21,780
ING MAP PLUS NP11	4,697.905	10.61	49,845
ING MAP PLUS NP13	734.509	10.52	7,727
ING MAP PLUS NP14	6,047.188	10.48	63,375
ING MAP PLUS NP15	1,588.725	10.44	16,586
ING MAP PLUS NP17	944.904	10.36	9,789
ING MAP PLUS NP18	3,759.329	10.32	38,796
ING MAP PLUS NP19	6,524.314	10.28	67,070
ING MAP PLUS NP20	882.782	10.24	9,040
ING MAP PLUS NP21	738.981	10.20	7,538
ING MAP PLUS NP23	1,314.398	10.12	13,302
ING MAP PLUS NP25	107.325	10.04	1,078
ING MAP PLUS NP26	2,993.087	10.00	29,931
ING MAP PLUS NP28	534.322	9.92	5,300
ING MAP PLUS NP30	420.652	9.84	4,139
Qualified VI	243,546.187	17.07	4,157,333

311

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
(continued)
Qualified X (1.15)	9,259.207	$ 11.10	$ 102,777
Qualified X (1.25)	17,199.451	10.73	184,550
Qualified XII (0.00)	933.662	19.38	18,094
Qualified XII (0.20)	3,663.595	18.99	69,572
Qualified XII (0.25)	135.993	18.90	2,570
Qualified XII (0.30)	6,097.400	18.80	114,631
Qualified XII (0.35)	5.807	18.71	109
Qualified XII (0.40)	15,739.854	18.61	292,919
Qualified XII (0.50)	47,339.821	18.42	872,000
Qualified XII (0.55)	4,596.134	18.33	84,247
Qualified XII (0.60)	3,759.189	18.24	68,568
Qualified XII (0.65)	28,684.365	18.14	520,334
Qualified XII (0.70)	4,960.793	18.05	89,542
Qualified XII (0.75)	35,214.286	17.96	632,449
Qualified XII (0.80)	5,468.937	17.87	97,730
Qualified XII (0.85)	33,071.930	17.78	588,019
Qualified XII (0.90)	2,061.244	17.69	36,463
Qualified XII (0.95)	48,547.699	17.60	854,440
Qualified XII (1.00)	72,715.121	17.51	1,273,242
Qualified XII (1.05)	3,800.788	17.42	66,210
Qualified XII (1.10)	6,766.137	17.33	117,257
Qualified XII (1.15)	2,025.852	17.25	34,946
Qualified XII (1.20)	2,661.626	17.16	45,674
Qualified XII (1.25)	18,603.889	17.07	317,568
Qualified XII (1.30)	395.866	16.99	6,726
Qualified XII (1.40)	1,026.718	16.82	17,269
Qualified XII (1.45)	918.740	16.73	15,371
Qualified XIII	863.495	17.60	15,198
Qualified XV	2,525.183	17.60	44,443
Qualified XVI	5,037.589	16.65	83,876
Qualified XVII	1,097.918	17.07	18,741
Qualified XVIII	293.869	11.26	3,309
Qualified XXXIV	580.691	8.15	4,733
Qualified XXXVIII	3,779.384	8.37	31,633
Qualified XLIII	30.401	8.16	248
Qualified LIV	2,458.658	10.79	26,529
Qualified LVI	9,076.590	11.09	100,659
	730,062.942		$ 11,915,256
ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	314.850	$ 11.82	$ 3,722
Qualified XII (0.50)	692,126.659	11.51	7,966,378
	692,441.509		$ 7,970,100
ING Global Bond Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	29,461.675	$ 14.02	$ 413,053

312

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Bond Portfolio - Initial Class
Currently payable annuity contracts:	242,746.373	$13.03 to $13.95	$ 3,382,270
Contracts in accumulation period:
ING Custom Choice 65	8,695.563	14.48	125,912
Qualified V	1,020.080	13.37	13,638
Qualified VI	2,370,465.136	13.51	32,024,984
Qualified VIII	2,061.438	13.51	27,850
Qualified X (1.15)	144,898.843	13.61	1,972,073
Qualified X (1.25)	165,579.952	13.51	2,236,985
Qualified XII (0.00)	16,132.941	14.91	240,542
Qualified XII (0.05)	142,622.477	14.91	2,126,501
Qualified XII (0.20)	121,079.833	14.69	1,778,663
Qualified XII (0.25)	150,574.033	14.64	2,204,404
Qualified XII (0.30)	17,157.326	14.59	250,325
Qualified XII (0.35)	2,736.922	14.54	39,795
Qualified XII (0.40)	148,953.509	14.49	2,158,336
Qualified XII (0.45)	10.543	14.43	152
Qualified XII (0.50)	658,923.330	14.39	9,481,907
Qualified XII (0.55)	85,904.275	14.33	1,231,008
Qualified XII (0.60)	57,057.785	14.27	814,215
Qualified XII (0.65)	556,579.931	14.22	7,914,567
Qualified XII (0.70)	148,490.144	14.17	2,104,105
Qualified XII (0.75)	311,903.989	14.11	4,400,965
Qualified XII (0.80)	341,046.266	14.09	4,805,342
Qualified XII (0.85)	520,264.717	14.04	7,304,517
Qualified XII (0.90)	22,164.182	13.99	310,077
Qualified XII (0.95)	435,066.054	13.94	6,064,821
Qualified XII (1.00)	1,463,499.223	13.89	20,328,004
Qualified XII (1.05)	68,854.186	13.84	952,942
Qualified XII (1.10)	91,392.642	13.79	1,260,305
Qualified XII (1.15)	36,902.916	13.74	507,046
Qualified XII (1.20)	30,080.307	13.69	411,799
Qualified XII (1.25)	154,365.216	13.64	2,105,542
Qualified XII (1.30)	5,490.029	13.60	74,664
Qualified XII (1.35)	116.016	13.60	1,578
Qualified XII (1.40)	17,779.316	13.56	241,088
Qualified XII (1.45)	3,915.530	13.50	52,860
Qualified XII (1.50)	1,076.066	13.44	14,462
Qualified XIII	3,410.069	13.80	47,059
Qualified XV	14,824.221	13.80	204,574
Qualified XVI	81,725.986	13.28	1,085,321
Qualified XVII	4,590.272	13.51	62,015
Qualified XVIII	7,351.520	13.51	99,319
Qualified XXI	30,118.206	13.94	419,848
Qualified XXVII	1,339,299.890	13.91	18,629,661
Qualified XXVIII	845,250.208	13.93	11,774,335
Qualified XXXII	3,031.942	13.51	40,962
Qualified XXXIII (0.65)	53,122.442	14.08	747,964
Qualified XXXIV	23,172.586	12.12	280,852

313

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Bond Portfolio - Initial Class (continued)
Qualified XXXVI	8,778.804	$ 14.18	$ 124,483
Qualified XXXVIII	45,989.201	12.45	572,566
Qualified XLIII	1,463.436	12.14	17,766
Qualified LIV	67,712.592	14.21	962,196
Qualified LVI	93,882.363	14.61	1,371,621
Qualified LIX	9,537.315	14.27	136,097
	11,178,868.142		$ 155,540,883
ING Global Bond Portfolio - Service Class
Currently payable annuity contracts:	937.971	$ 13.18	$ 12,362
Contracts in accumulation period:
ING MAP PLUS NP6	5,187.083	12.60	65,357
ING MAP PLUS NP8	72.927	12.54	915
ING MAP PLUS NP10	4,433.259	12.48	55,327
ING MAP PLUS NP11	9,481.314	12.45	118,042
ING MAP PLUS NP12	11,281.065	12.42	140,111
ING MAP PLUS NP13	675.106	12.40	8,371
ING MAP PLUS NP14	6,990.256	12.37	86,469
ING MAP PLUS NP16	10,977.478	12.31	135,133
ING MAP PLUS NP17	3,841.577	12.28	47,175
ING MAP PLUS NP18	856.041	12.25	10,487
ING MAP PLUS NP19	3,970.488	12.22	48,519
ING MAP PLUS NP21	716.826	12.17	8,724
ING MAP PLUS NP22	2,911.396	12.14	35,344
ING MAP PLUS NP23	4,506.273	12.11	54,571
ING MAP PLUS NP26	3,617.361	12.03	43,517
ING MAP PLUS NP28	865.416	11.97	10,359
ING MAP PLUS NP29	886.317	11.94	10,583
	72,208.154		$ 891,366
ING Index Solution 2015 Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 62	127.112	$ 10.70	$ 1,360
Qualified XII (0.95)	156.761	13.08	2,050
Qualified XII (1.00)	372.035	13.07	4,862
Qualified XII (1.40)	235.431	12.98	3,056
	891.339		$ 11,328
ING Index Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	12,077.195	$ 10.86	$ 131,158
Qualified XII (0.75)	32,327.156	13.01	420,576
	44,404.351		$ 551,734

314

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2015 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP5	0.013	$ 11.16	$ -
ING MAP PLUS NP14	39,734.790	11.07	439,864
ING MAP PLUS NP15	2,855.182	11.06	31,578
ING MAP PLUS NP17	3,942.546	11.04	43,526
ING MAP PLUS NP18	1,142.929	11.03	12,607
ING MAP PLUS NP22	1,414.116	10.99	15,541
ING MAP PLUS NP23	5,982.935	10.97	65,633
ING MAP PLUS NP24	2,095.939	10.96	22,971
ING MAP PLUS NP25	131.500	10.95	1,440
ING MAP PLUS NP26	2,309.022	10.94	25,261
ING MAP PLUS NP28	1,323.764	10.92	14,456
ING MAP PLUS NP29	8,418.540	10.91	91,846
ING MAP PLUS NP30	375.528	10.90	4,093
ING MAP PLUS NP32	2,663.026	10.88	28,974
	72,389.830		$ 797,790
ING Index Solution 2025 Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 62	835.930	$ 10.86	$ 9,078
Qualified XII (0.95)	665.958	13.48	8,977
Qualified XII (1.00)	420.201	13.47	5,660
Qualified XII (1.40)	4,023.459	13.38	53,834
	5,945.548		$ 77,549
ING Index Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	1,051.415	$ 11.00	$ 11,566
Qualified XII (0.75)	2,776.638	13.40	37,207
	3,828.053		$ 48,773
ING Index Solution 2025 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP5	76.045	$ 11.36	$ 864
ING MAP PLUS NP8	2,076.001	11.32	23,500
ING MAP PLUS NP14	40,644.892	11.26	457,661
ING MAP PLUS NP15	82,393.837	11.25	926,931
ING MAP PLUS NP17	10,996.502	11.23	123,491
ING MAP PLUS NP18	2,015.389	11.22	22,613
ING MAP PLUS NP22	9,890.276	11.17	110,474
ING MAP PLUS NP23	17,740.866	11.16	197,988
ING MAP PLUS NP25	963.750	11.14	10,736
ING MAP PLUS NP26	2,725.101	11.13	30,330
ING MAP PLUS NP28	50.302	11.11	559
ING MAP PLUS NP29	6,134.159	11.10	68,089
ING MAP PLUS NP32	2,691.897	11.07	29,799
	178,399.017		$ 2,003,035

315

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2035 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.95)	300.300	$ 13.63	$ 4,093
Qualified XII (1.00)	65.364	13.62	890
Qualified XII (1.40)	2,738.327	13.53	37,050
	3,103.991		$ 42,033
ING Index Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	5,416.832	$ 10.98	$ 59,477
Qualified XII (0.75)	1,529.310	13.57	20,753
	6,946.142		$ 80,230
ING Index Solution 2035 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP3	1,939.155	$ 11.38	$ 22,068
ING MAP PLUS NP8	45.557	11.32	516
ING MAP PLUS NP13	225.966	11.27	2,547
ING MAP PLUS NP14	26,403.573	11.26	297,304
ING MAP PLUS NP15	59,367.516	11.25	667,885
ING MAP PLUS NP17	5,569.046	11.23	62,540
ING MAP PLUS NP18	7,655.142	11.22	85,891
ING MAP PLUS NP20	331.467	11.19	3,709
ING MAP PLUS NP22	9,646.839	11.17	107,755
ING MAP PLUS NP23	19,601.422	11.16	218,752
ING MAP PLUS NP25	48.338	11.14	538
ING MAP PLUS NP26	937.125	11.13	10,430
ING MAP PLUS NP28	409.003	11.11	4,544
ING MAP PLUS NP29	4,779.475	11.10	53,052
ING MAP PLUS NP32	1,778.083	11.07	19,683
	138,737.707		$ 1,557,214
ING Index Solution 2045 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.95)	455.496	$ 13.94	$ 6,350
Qualified XII (1.40)	761.732	13.85	10,550
	1,217.228		$ 16,900
ING Index Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	761.160	$ 11.08	$ 8,434
Qualified XII (0.75)	248.291	13.87	3,444
Qualified XII (0.80)	497.126	13.86	6,890
	1,506.577		$ 18,768

316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2045 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP3	4,985.914	$ 11.47	$ 57,188
ING MAP PLUS NP5	496.320	11.45	5,683
ING MAP PLUS NP13	356.068	11.37	4,048
ING MAP PLUS NP14	9,413.523	11.36	106,938
ING MAP PLUS NP15	43,502.236	11.34	493,315
ING MAP PLUS NP17	3,800.110	11.32	43,017
ING MAP PLUS NP18	4,065.680	11.31	45,983
ING MAP PLUS NP20	527.488	11.29	5,955
ING MAP PLUS NP22	3,296.544	11.27	37,152
ING MAP PLUS NP23	3,330.818	11.26	37,505
ING MAP PLUS NP24	789.725	11.25	8,884
ING MAP PLUS NP25	46.208	11.24	519
ING MAP PLUS NP26	297.974	11.23	3,346
ING MAP PLUS NP28	1,575.378	11.21	17,660
ING MAP PLUS NP29	2,312.107	11.19	25,872
ING MAP PLUS NP32	2,646.313	11.16	29,533
	81,442.406		$ 922,598
ING Index Solution 2055 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.95)	35.132	$ 10.98	$ 386

ING Index Solution 2055 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	1,504.823	$ 11.10	$ 16,704
Qualified VI	2,299.722	10.87	24,998
Qualified XII (0.25)	8.697	11.05	96
Qualified XII (0.95)	852.988	10.93	9,323
Qualified XII (1.25)	723.246	10.87	7,862
Qualified LIV	98.553	10.95	1,079
Qualified LVI	369.892	11.05	4,087
	5,857.921		$ 64,149
ING Index Solution 2055 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP13	66.397	$ 10.97	$ 728
ING MAP PLUS NP15	2,790.738	10.95	30,559
ING MAP PLUS NP17	31.710	10.94	347
ING MAP PLUS NP18	38.640	10.93	422
ING MAP PLUS NP20	79.635	10.91	869
ING MAP PLUS NP23	450.888	10.88	4,906
ING MAP PLUS NP24	1,356.969	10.87	14,750
	4,814.977		$ 52,581
ING Index Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	127.249	$ 10.84	$ 1,379
Qualified XII (0.80)	51,083.840	12.59	643,146
	51,211.089		$ 644,525

317

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution Income Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP13	127.312	$ 10.97	$ 1,397
ING MAP PLUS NP14	337.397	10.96	3,698
ING MAP PLUS NP15	9,932.633	10.95	108,762
ING MAP PLUS NP17	29.951	10.93	327
ING MAP PLUS NP20	185.742	10.90	2,025
ING MAP PLUS NP22	3,789.120	10.88	41,226
ING MAP PLUS NP26	117.212	10.84	1,271
ING MAP PLUS NP29	837.108	10.81	9,049
ING MAP PLUS NP30	11.272	10.80	122
ING MAP PLUS NP32	1,701.883	10.78	18,346
	17,069.630		$ 186,223
ING Invesco Van Kampen Comstock Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	28,385.539	$ 10.45	$ 296,629

ING Invesco Van Kampen Comstock Portfolio - Service
Class
Currently payable annuity contracts:	97,078.027	$10.79 to $12.34	$ 1,193,577
Contracts in accumulation period:
ING Custom Choice 62	5,917.311	11.46	67,812
ING Custom Choice 65	5,991.720	10.91	65,370
ING MAP PLUS NP1	15,264.592	12.23	186,686
ING MAP PLUS NP8	4,053.793	11.90	48,240
ING MAP PLUS NP9	42,218.138	11.85	500,285
ING MAP PLUS NP11	25,858.987	11.75	303,843
ING MAP PLUS NP13	1,694.128	11.66	19,754
ING MAP PLUS NP14	73.005	11.62	848
ING MAP PLUS NP15	2,691.049	11.57	31,135
ING MAP PLUS NP17	6,815.768	11.48	78,245
ING MAP PLUS NP19	9,265.375	11.39	105,533
ING MAP PLUS NP20	2,106.637	11.34	23,889
ING MAP PLUS NP21	5,753.330	11.30	65,013
ING MAP PLUS NP23	996.436	11.21	11,170
ING MAP PLUS NP25	32.446	11.12	361
ING MAP PLUS NP28	71.630	10.99	787
ING MAP PLUS NP30	586.763	10.90	6,396
Qualified VI	881,821.585	12.12	10,687,678
Qualified X (1.15)	33,284.056	12.23	407,064
Qualified X (1.25)	140,584.731	12.12	1,703,887
Qualified XII (0.00)	316.268	13.67	4,323
Qualified XII (0.10)	148.424	13.54	2,010
Qualified XII (0.20)	4,716.728	13.41	63,251
Qualified XII (0.30)	17,983.152	13.28	238,816
Qualified XII (0.35)	549.755	13.22	7,268
Qualified XII (0.40)	47,475.433	13.15	624,302
Qualified XII (0.50)	87,184.730	13.03	1,136,017
Qualified XII (0.55)	26,357.762	12.96	341,597
Qualified XII (0.60)	11,247.693	12.90	145,095

318

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Comstock Portfolio - Service
Class (continued)
Qualified XII (0.65)	203,815.776	$ 12.84	$ 2,616,995
Qualified XII (0.70)	31,388.642	12.78	401,147
Qualified XII (0.75)	173,061.263	12.72	2,201,339
Qualified XII (0.80)	61,937.550	12.65	783,510
Qualified XII (0.85)	192,604.569	12.59	2,424,892
Qualified XII (0.90)	43,308.940	12.53	542,661
Qualified XII (0.95)	116,818.996	12.47	1,456,733
Qualified XII (1.00)	469,212.057	12.41	5,822,922
Qualified XII (1.05)	13,742.219	12.35	169,716
Qualified XII (1.10)	33,538.714	12.29	412,191
Qualified XII (1.15)	17,880.478	12.23	218,678
Qualified XII (1.20)	2,701.700	12.17	32,880
Qualified XII (1.25)	60,978.781	12.12	739,063
Qualified XII (1.30)	2,830.682	12.06	34,138
Qualified XII (1.35)	0.824	12.00	10
Qualified XII (1.40)	2,825.776	11.94	33,740
Qualified XII (1.45)	259.284	11.88	3,080
Qualified XII (1.50)	489.399	11.83	5,790
Qualified XV	841.009	12.47	10,487
Qualified XVI	24,468.306	11.83	289,460
Qualified XVII	1,138.901	12.12	13,803
Qualified XVIII	1,440.633	12.41	17,878
Qualified XXVII	631,812.689	14.49	9,154,966
Qualified XXXII	2,823.116	11.92	33,652
Qualified XXXIII (0.65)	19,674.791	13.05	256,756
Qualified XXXIV	830.510	8.53	7,084
Qualified XXXVIII	42,418.594	8.77	372,011
Qualified XLIII	1,969.489	8.55	16,839
Qualified LIV	36,474.061	10.71	390,637
Qualified LVI	12,455.274	11.01	137,133
	3,681,882.475		$ 46,670,443
ING Invesco Van Kampen Equity and Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	54,996.397	$ 11.80	$ 648,957

ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
Currently payable annuity contracts:	303,016.314	$11.54 to $12.35	$ 3,735,397
Contracts in accumulation period:
ING Custom Choice 65	21,645.526	13.03	282,041
Qualified V	3,287.897	11.95	39,290
Qualified VI	5,689,722.697	12.08	68,731,850
Qualified VIII	4,123.087	12.08	49,807
Qualified X (1.15)	457,038.231	12.17	5,562,155
Qualified X (1.25)	505,095.409	12.08	6,101,553
Qualified XII (0.00)	63,615.292	13.17	837,813
Qualified XII (0.05)	94,819.777	13.67	1,296,186
Qualified XII (0.10)	607.086	13.08	7,941

319

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class (continued)
Qualified XII (0.20)	408,236.029	$ 13.40	$ 5,470,363
Qualified XII (0.25)	855,441.050	13.37	11,437,247
Qualified XII (0.30)	27,526.552	12.90	355,093
Qualified XII (0.35)	10,402.606	13.27	138,043
Qualified XII (0.40)	276,946.980	13.21	3,658,470
Qualified XII (0.50)	317,644.108	13.19	4,189,726
Qualified XII (0.55)	131,159.850	13.05	1,711,636
Qualified XII (0.60)	110,398.037	13.01	1,436,278
Qualified XII (0.65)	1,198,021.100	12.95	15,514,373
Qualified XII (0.70)	260,078.925	12.89	3,352,417
Qualified XII (0.75)	411,801.780	12.83	5,283,417
Qualified XII (0.80)	553,106.007	12.91	7,140,599
Qualified XII (0.85)	641,966.786	12.88	8,268,532
Qualified XII (0.90)	26,491.317	12.82	339,619
Qualified XII (0.95)	836,002.312	12.79	10,692,470
Qualified XII (1.00)	2,112,686.190	12.74	26,915,622
Qualified XII (1.05)	224,469.917	12.70	2,850,768
Qualified XII (1.10)	246,727.406	12.65	3,121,102
Qualified XII (1.15)	106,339.586	12.59	1,338,815
Qualified XII (1.20)	56,343.549	12.53	705,985
Qualified XII (1.25)	261,316.776	12.50	3,266,460
Qualified XII (1.30)	17,600.888	12.46	219,307
Qualified XII (1.40)	29,468.346	12.66	373,069
Qualified XII (1.45)	8,137.889	11.92	97,004
Qualified XII (1.50)	7,593.428	11.88	90,210
Qualified XV	17,497.797	12.33	215,748
Qualified XVI	136,364.009	11.88	1,620,004
Qualified XVIII	20,489.449	12.08	247,513
Qualified XXI	187,343.636	12.46	2,334,302
Qualified XXVII	1,159,657.924	12.32	14,286,986
Qualified XXXII	26,021.784	12.08	314,343
Qualified XXXIII (0.65)	38,499.128	12.59	484,704
Qualified XXXIV	58,003.902	9.95	577,139
Qualified XXXVI	26,292.700	12.68	333,391
Qualified XXXVIII	81,358.686	10.23	832,299
Qualified XLIII	4,689.512	9.97	46,754
Qualified LIV	56,500.238	12.79	722,638
Qualified LVI	141,005.066	13.14	1,852,807
Qualified LIX	28,174.980	12.76	359,513
	18,260,777.541		$ 228,838,799
ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	0.038	$ 38.32	$ 1
Qualified XII (1.00)	5,833.587	39.30	229,260
	5,833.625		$ 229,261

320

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	24,632.608	$ 12.49	$ 307,661

ING JPMorgan Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	66,660.515	$ 15.52	$ 1,034,571
Contracts in accumulation period:
ING Custom Choice 62	1,087.298	14.61	15,885
ING Custom Choice 65	106.068	13.44	1,426
ING MAP PLUS NP1	13,554.164	16.06	217,680
ING MAP PLUS NP8	2,496.874	15.62	39,001
ING MAP PLUS NP9	33,446.796	15.56	520,432
ING MAP PLUS NP11	7,847.446	15.43	121,086
ING MAP PLUS NP12	4.934	15.37	76
ING MAP PLUS NP13	246.448	15.31	3,773
ING MAP PLUS NP14	8,209.375	15.25	125,193
ING MAP PLUS NP15	3,548.063	15.19	53,895
ING MAP PLUS NP16	263.034	15.13	3,980
ING MAP PLUS NP17	8,496.625	15.07	128,044
ING MAP PLUS NP18	3,975.412	15.01	59,671
ING MAP PLUS NP19	8,228.146	14.95	123,011
ING MAP PLUS NP20	1,062.014	14.89	15,813
ING MAP PLUS NP21	8,240.399	14.84	122,288
ING MAP PLUS NP22	67.637	14.78	1,000
ING MAP PLUS NP23	256.142	14.72	3,770
ING MAP PLUS NP24	1,490.111	14.66	21,845
ING MAP PLUS NP25	989.503	14.60	14,447
ING MAP PLUS NP28	1,420.119	14.43	20,492
ING MAP PLUS NP30	421.311	14.32	6,033
Qualified VI	525,133.055	17.51	9,195,080
Qualified VIII	388.091	17.50	6,792
Qualified X (1.15)	22,449.490	17.68	396,907
Qualified X (1.25)	86,724.507	17.51	1,518,546
Qualified XII (0.00)	3,462.199	19.76	68,413
Qualified XII (0.05)	34,709.204	19.53	677,871
Qualified XII (0.10)	158.662	19.57	3,105
Qualified XII (0.20)	3,971.251	19.38	76,963
Qualified XII (0.30)	5,805.432	19.20	111,464
Qualified XII (0.35)	1,446.894	19.10	27,636
Qualified XII (0.40)	17,571.823	19.01	334,040
Qualified XII (0.50)	45,069.465	18.83	848,658
Qualified XII (0.55)	12,623.431	18.74	236,563
Qualified XII (0.60)	13,315.822	18.65	248,340
Qualified XII (0.65)	33,746.926	18.56	626,343
Qualified XII (0.70)	26,611.538	18.47	491,515
Qualified XII (0.75)	78,124.441	18.38	1,435,927
Qualified XII (0.80)	6,391.759	18.29	116,905
Qualified XII (0.85)	69,869.646	18.20	1,271,628
Qualified XII (0.90)	9,426.596	18.11	170,716

321

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service Class
(continued)
Qualified XII (0.95)	116,403.125	$ 18.03	$ 2,098,748
Qualified XII (1.00)	296,233.550	17.94	5,314,430
Qualified XII (1.05)	3,655.272	17.85	65,247
Qualified XII (1.10)	21,684.751	17.77	385,338
Qualified XII (1.15)	8,575.236	17.68	151,610
Qualified XII (1.20)	5,320.857	17.59	93,594
Qualified XII (1.25)	22,149.579	17.51	387,839
Qualified XII (1.30)	157.964	17.42	2,752
Qualified XII (1.40)	2,471.999	17.26	42,667
Qualified XII (1.45)	650.783	17.17	11,174
Qualified XII (1.50)	215.778	17.09	3,688
Qualified XIII	955.091	18.03	17,220
Qualified XV	1,899.281	18.03	34,244
Qualified XVI	16,974.612	17.09	290,096
Qualified XVIII	357.402	17.94	6,412
Qualified XXI	8,208.553	18.29	150,134
Qualified XXXII	619.362	15.23	9,433
Qualified XXXIV	947.714	10.00	9,477
Qualified XXXVIII	1,290.730	10.28	13,269
Qualified XLIII	227.295	10.02	2,277
Qualified LIV	72,068.967	13.19	950,590
Qualified LVI	9,342.125	13.56	126,679
	1,759,528.692		$ 30,683,742
ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	46,270.910	$ 11.12	$ 514,533

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	248,808.572	$11.86 to $12.3	$ 3,052,216
Contracts in accumulation period:
ING Custom Choice 62	6,196.267	12.07	74,789
ING Custom Choice 65	60,362.104	13.13	792,554
ING MAP PLUS NP1	13,713.048	12.96	177,721
ING MAP PLUS NP8	9,594.320	12.65	121,368
ING MAP PLUS NP9	22,391.750	12.61	282,360
ING MAP PLUS NP11	40,945.155	12.52	512,633
ING MAP PLUS NP12	35,219.889	12.48	439,544
ING MAP PLUS NP13	165.136	12.43	2,053
ING MAP PLUS NP14	8,984.885	12.39	111,323
ING MAP PLUS NP15	14,242.746	12.35	175,898
ING MAP PLUS NP16	313.628	12.31	3,861
ING MAP PLUS NP17	6,444.312	12.26	79,007
ING MAP PLUS NP18	1,817.023	12.22	22,204
ING MAP PLUS NP19	7,637.094	12.18	93,020
ING MAP PLUS NP20	58.918	12.14	715
ING MAP PLUS NP21	6,084.402	12.10	73,621
ING MAP PLUS NP22	3,824.540	12.05	46,086
ING MAP PLUS NP23	6,627.550	12.01	79,597

322

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
ING MAP PLUS NP24	331.649	$ 11.97	$ 3,970
ING MAP PLUS NP25	561.707	11.93	6,701
ING MAP PLUS NP26	1,189.347	11.89	14,141
ING MAP PLUS NP27	467.591	11.85	5,541
ING MAP PLUS NP28	3,417.499	11.81	40,361
ING MAP PLUS NP29	1,489.884	11.77	17,536
Qualified V	766.410	11.94	9,151
Qualified VI	11,196,082.978	12.07	135,136,722
Qualified VIII	11,376.482	12.07	137,314
Qualified X (1.15)	816,368.810	12.16	9,927,045
Qualified X (1.25)	736,170.520	12.07	8,885,578
Qualified XII (0.00)	2,345.853	13.70	32,138
Qualified XII (0.05)	423,969.427	13.73	5,821,100
Qualified XII (0.05)	76,045.395	13.73	1,044,103
Qualified XII (0.10)	422.933	13.07	5,528
Qualified XII (0.20)	290,527.500	13.46	3,910,500
Qualified XII (0.25)	381,617.034	13.43	5,125,117
Qualified XII (0.30)	127,647.587	12.89	1,645,377
Qualified XII (0.35)	32,266.206	13.33	430,109
Qualified XII (0.40)	272,484.846	13.27	3,615,874
Qualified XII (0.45)	1,555.763	12.76	19,852
Qualified XII (0.50)	1,292,209.086	13.25	17,121,770
Qualified XII (0.55)	300,438.858	13.11	3,938,753
Qualified XII (0.60)	239,361.806	13.07	3,128,459
Qualified XII (0.65)	1,543,017.419	13.01	20,074,657
Qualified XII (0.70)	502,984.680	12.95	6,513,652
Qualified XII (0.75)	902,391.455	12.88	11,622,802
Qualified XII (0.80)	1,285,117.749	12.97	16,667,977
Qualified XII (0.85)	1,382,993.636	12.94	17,895,938
Qualified XII (0.90)	92,365.543	12.88	1,189,668
Qualified XII (0.95)	1,437,522.324	12.84	18,457,787
Qualified XII (1.00)	3,801,021.392	12.80	48,653,074
Qualified XII (1.05)	221,997.015	12.75	2,830,462
Qualified XII (1.10)	357,519.783	12.71	4,544,076
Qualified XII (1.15)	257,763.082	12.65	3,260,703
Qualified XII (1.20)	66,083.832	12.59	831,995
Qualified XII (1.25)	303,719.631	12.56	3,814,719
Qualified XII (1.30)	23,373.379	12.51	292,401
Qualified XII (1.35)	1,186.019	11.99	14,220
Qualified XII (1.40)	37,987.932	12.72	483,206
Qualified XII (1.45)	9,845.053	11.91	117,255
Qualified XII (1.50)	18,889.002	11.87	224,212
Qualified XIII	507.388	12.32	6,251
Qualified XV	80,988.020	12.32	997,772
Qualified XVI	281,243.126	11.87	3,338,356
Qualified XVII	11,379.065	12.07	137,345
Qualified XVIII	33,535.603	12.07	404,775
Qualified XXII	1,815.781	12.76	23,169

323

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
Qualified XXVII	6,972,742.984	$ 12.26	$ 85,485,829
Qualified XXVIII	2,684,637.210	12.28	32,967,345
Qualified XXXII	26,171.992	12.07	315,896
Qualified XXXIII (0.65)	60,213.481	12.58	757,486
Qualified XXXIV	33,064.514	8.34	275,758
Qualified XXXVI	72,289.014	12.67	915,902
Qualified XXXVIII	251,433.628	8.57	2,154,786
Qualified XLIII	20,740.746	8.35	173,185
Qualified LIV	126,644.129	12.88	1,631,176
Qualified LVI	379,820.723	13.24	5,028,826
Qualified LIX	15,370.002	12.75	195,968
	40,000,922.842		$ 498,461,939
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.373	$ 14.05	$ 5
Qualified XII (1.00)	44,304.881	14.39	637,547
	44,305.254		$ 637,552
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	185,090.559	$ 13.93	$ 2,578,311

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 62	170.852	$ 10.24	$ 1,750
Qualified XII (0.95)	314.103	10.29	3,232
Qualified XII (1.00)	452.358	10.28	4,650
Qualified XII (1.25)	3,831.119	10.24	39,231
Qualified XII (1.40)	2,816.799	10.22	28,788
	7,585.231		$ 77,651
ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	398,342.736	$12.92 to $14.19	$ 5,645,708
Contracts in accumulation period:
ING Custom Choice 62	7,419.174	13.86	102,830
ING Custom Choice 65	13,670.327	14.08	192,478
ING MAP PLUS NP1	191,959.409	15.00	2,879,391
ING MAP PLUS NP3	1,183.419	14.88	17,609
ING MAP PLUS NP4	3,734.694	14.82	55,348
ING MAP PLUS NP5	0.010	14.77	-
ING MAP PLUS NP6	55,906.925	14.71	822,391
ING MAP PLUS NP8	80,271.239	14.59	1,171,157
ING MAP PLUS NP9	64,801.614	14.53	941,567
ING MAP PLUS NP11	30,734.967	14.42	443,198
ING MAP PLUS NP12	25,450.492	14.36	365,469
ING MAP PLUS NP13	10,126.338	14.31	144,908
ING MAP PLUS NP14	44,383.369	14.25	632,463
ING MAP PLUS NP15	42,505.249	14.19	603,149
ING MAP PLUS NP16	4,066.872	14.14	57,506
ING MAP PLUS NP17	29,374.619	14.08	413,595

324

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
ING MAP PLUS NP18	3,147.338	$ 14.03	$ 44,157
ING MAP PLUS NP19	20,820.510	13.97	290,863
ING MAP PLUS NP20	23,715.765	13.92	330,123
ING MAP PLUS NP21	48,957.150	13.86	678,546
ING MAP PLUS NP22	3,991.950	13.81	55,129
ING MAP PLUS NP23	28,475.883	13.75	391,543
ING MAP PLUS NP24	430.253	13.70	5,894
ING MAP PLUS NP25	39.271	13.64	536
ING MAP PLUS NP26	13,667.341	13.59	185,739
ING MAP PLUS NP27	143.121	13.54	1,938
ING MAP PLUS NP28	5,735.154	13.48	77,310
ING MAP PLUS NP29	381.465	13.43	5,123
ING MAP PLUS NP30	838.130	13.38	11,214
ING MAP PLUS NP32	676.249	13.27	8,974
Qualified VI	2,724,197.672	15.07	41,053,659
Qualified VIII	752.502	15.06	11,333
Qualified X (1.15)	62,255.093	15.22	947,523
Qualified X (1.25)	154,618.725	15.07	2,330,104
Qualified XII (0.00)	73,385.373	17.01	1,248,285
Qualified XII (0.05)	20,625.682	16.81	346,718
Qualified XII (0.20)	210,249.376	16.69	3,509,062
Qualified XII (0.25)	2,235.111	16.61	37,125
Qualified XII (0.30)	36,804.033	16.53	608,371
Qualified XII (0.35)	623.564	16.45	10,258
Qualified XII (0.40)	407,805.051	16.37	6,675,769
Qualified XII (0.50)	216,029.285	16.21	3,501,835
Qualified XII (0.55)	246,283.647	16.13	3,972,555
Qualified XII (0.60)	125,819.302	16.05	2,019,400
Qualified XII (0.65)	307,995.830	15.98	4,921,773
Qualified XII (0.70)	114,841.441	15.90	1,825,979
Qualified XII (0.75)	751,853.501	15.82	11,894,322
Qualified XII (0.80)	147,050.969	15.75	2,316,053
Qualified XII (0.85)	764,294.064	15.67	11,976,488
Qualified XII (0.90)	32,058.187	15.59	499,787
Qualified XII (0.95)	682,478.773	15.52	10,592,071
Qualified XII (1.00)	2,472,812.440	15.44	38,180,224
Qualified XII (1.05)	38,490.381	15.37	591,597
Qualified XII (1.10)	76,826.896	15.29	1,174,683
Qualified XII (1.15)	44,639.494	15.22	679,413
Qualified XII (1.20)	18,134.286	15.15	274,734
Qualified XII (1.25)	230,617.390	15.07	3,475,404
Qualified XII (1.30)	11,820.602	15.00	177,309
Qualified XII (1.35)	389.568	14.93	5,816
Qualified XII (1.40)	41,583.808	14.86	617,935
Qualified XII (1.45)	4,379.646	14.79	64,775
Qualified XII (1.50)	6,668.877	14.71	98,099
Qualified XIII	2,839.847	15.52	44,074
Qualified XV	15,631.451	15.52	242,600

325

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
Qualified XVI	85,601.531	$ 14.71	$ 1,259,199
Qualified XVII	3,269.397	15.07	49,270
Qualified XVIII	4,132.057	15.44	63,799
Qualified XXI	21,622.281	15.75	340,551
Qualified XXVII	1,993,303.656	14.15	28,205,247
Qualified XXVIII	1,665,533.369	15.47	25,765,801
Qualified XXXII	2,468.733	13.72	33,871
Qualified XXXIII (0.65)	42,491.708	16.24	690,065
Qualified XXXIV	8,031.667	12.41	99,673
Qualified XXXVIII	81,561.562	12.75	1,039,910
Qualified XLIII	980.137	12.44	12,193
Qualified LIV	144,326.274	13.82	1,994,589
Qualified LVI	61,813.690	14.21	878,373
	15,317,178.962		$ 232,933,530
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	68,635.568	$14.11 to $14.95	$ 1,021,904
Contracts in accumulation period:
ING Custom Choice 62	1,148.480	14.70	16,883
ING Custom Choice 65	441.722	15.44	6,820
Qualified VI	314,085.407	14.70	4,617,055
Qualified VIII	132.882	14.69	1,952
Qualified X (1.15)	14,551.183	14.78	215,066
Qualified X (1.25)	23,667.519	14.70	347,913
Qualified XII (0.00)	3,674.326	15.78	57,981
Qualified XII (0.25)	930.098	15.56	14,472
Qualified XII (0.30)	8,234.564	15.51	127,718
Qualified XII (0.40)	28,259.660	15.42	435,764
Qualified XII (0.50)	256,411.182	15.34	3,933,348
Qualified XII (0.55)	5,888.756	15.29	90,039
Qualified XII (0.60)	3,807.002	15.25	58,057
Qualified XII (0.65)	27,820.439	15.21	423,149
Qualified XII (0.70)	19,628.645	15.16	297,570
Qualified XII (0.75)	34,579.888	15.12	522,848
Qualified XII (0.80)	23,731.027	15.08	357,864
Qualified XII (0.85)	82,899.122	15.04	1,246,803
Qualified XII (0.90)	1,438.728	14.99	21,567
Qualified XII (0.95)	78,885.226	14.95	1,179,334
Qualified XII (1.00)	198,670.022	14.91	2,962,170
Qualified XII (1.05)	2,766.413	14.87	41,137
Qualified XII (1.10)	10,055.852	14.82	149,028
Qualified XII (1.15)	1,694.180	14.78	25,040
Qualified XII (1.20)	5,383.857	14.74	79,358
Qualified XII (1.25)	26,092.967	14.70	383,567
Qualified XII (1.40)	903.117	14.57	13,158
Qualified XV	278.740	14.95	4,167
Qualified XVI	5,347.656	14.49	77,488
Qualified XVII	192.984	14.70	2,837
Qualified XVIII	474.784	14.91	7,079

326

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class (continued)
Qualified XXXIV	544.663	$ 13.37	$ 7,282
Qualified XXXVIII	12,344.036	13.74	169,607
Qualified XLIII	16.264	13.39	218
Qualified LIV	7,984.966	15.16	121,052
Qualified LVI	9,877.607	15.58	153,893
	1,281,479.532		$ 19,191,188
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	60.778	$ 15.25	$ 927
ING MAP PLUS NP14	3,359.767	14.99	50,363
ING MAP PLUS NP15	11,373.670	14.95	170,036
ING MAP PLUS NP17	759.685	14.86	11,289
ING MAP PLUS NP18	1,529.189	14.82	22,663
ING MAP PLUS NP19	1,253.676	14.78	18,529
ING MAP PLUS NP22	858.683	14.65	12,580
ING MAP PLUS NP23	513.666	14.61	7,505
ING MAP PLUS NP24	625.467	14.57	9,113
ING MAP PLUS NP26	611.369	14.49	8,859
ING MAP PLUS NP28	5,626.613	14.41	81,079
	26,572.563		$ 392,943
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	0.054	$ 12.12	$ 1
Qualified XXXV	71,178.767	11.31	805,032
	71,178.821		$ 805,033
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	11,195.415	$ 11.34	$ 126,956
ING Custom Choice 65	318.508	12.05	3,838
ING Educator's Direct	28,944.840	11.76	340,391
Qualified VI	1,072,680.743	11.34	12,164,200
Qualified X (1.15)	47,712.952	11.42	544,882
Qualified X (1.25)	135,315.375	11.34	1,534,476
Qualified XII (0.00)	14,575.867	12.33	179,720
Qualified XII (0.05)	7,747.061	12.33	95,521
Qualified XII (0.05)	266,243.504	12.33	3,282,782
Qualified XII (0.20)	48,704.986	12.17	592,740
Qualified XII (0.25)	14,716.649	12.13	178,513
Qualified XII (0.30)	19,205.054	12.09	232,189
Qualified XII (0.35)	159,973.700	12.05	1,927,683
Qualified XII (0.40)	231,935.006	12.01	2,785,539
Qualified XII (0.50)	312,383.814	11.93	3,726,739
Qualified XII (0.55)	187,672.802	11.89	2,231,430
Qualified XII (0.60)	47,558.792	11.85	563,572
Qualified XII (0.65)	76,463.086	11.81	903,029
Qualified XII (0.70)	66,706.299	11.77	785,133
Qualified XII (0.75)	390,865.170	11.73	4,584,848
Qualified XII (0.80)	86,901.049	11.69	1,015,873

327

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class (continued)
Qualified XII (0.85)	287,659.367	$ 11.65	$ 3,351,232
Qualified XII (0.90)	18,830.575	11.61	218,623
Qualified XII (0.95)	577,806.831	11.57	6,685,225
Qualified XII (1.00)	337,461.008	11.53	3,890,925
Qualified XII (1.05)	3,612.813	11.50	41,547
Qualified XII (1.10)	58,880.140	11.46	674,766
Qualified XII (1.15)	34,876.532	11.42	398,290
Qualified XII (1.20)	24,413.540	11.38	277,826
Qualified XII (1.25)	138,130.547	11.34	1,566,400
Qualified XII (1.30)	5,365.093	11.31	60,679
Qualified XII (1.40)	10,610.176	11.23	119,152
Qualified XII (1.45)	1,956.214	11.19	21,890
Qualified XII (1.50)	5,219.636	11.16	58,251
Qualified XIII	600.949	11.57	6,953
Qualified XV	610.220	11.57	7,060
Qualified XVI	72,836.832	11.16	812,859
Qualified XVIII	1,207.715	11.34	13,695
Qualified XXI	14,712.016	11.69	171,983
Qualified XXVIII	135,438.286	9.47	1,282,601
Qualified XXXII	3,050.267	11.34	34,590
Qualified XXXIV	136,683.081	9.45	1,291,655
Qualified XXXVI	401.892	11.89	4,778
Qualified XXXVIII	2,709.329	9.71	26,308
Qualified XLIII	379.352	9.47	3,592
Qualified LIV	29,187.943	11.83	345,293
Qualified LVI	95,581.524	12.16	1,162,271
	5,226,042.550		$ 60,328,498
ING Solution 2015 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	290,591.399	$ 11.33	$ 3,292,401
ING MAP PLUS NP6	21,006.373	11.28	236,952
ING MAP PLUS NP8	104,596.277	11.25	1,176,708
ING MAP PLUS NP9	116,909.370	11.24	1,314,061
ING MAP PLUS NP10	4,039.011	11.23	45,358
ING MAP PLUS NP11	6,873.799	11.22	77,124
ING MAP PLUS NP12	127,362.000	11.21	1,427,728
ING MAP PLUS NP13	13,790.837	11.20	154,457
ING MAP PLUS NP14	60,354.578	11.19	675,368
ING MAP PLUS NP15	96,049.930	11.18	1,073,838
ING MAP PLUS NP16	58,975.458	11.17	658,756
ING MAP PLUS NP17	46,318.844	11.16	516,918
ING MAP PLUS NP18	6,885.190	11.15	76,770
ING MAP PLUS NP19	12,839.898	11.14	143,036
ING MAP PLUS NP20	49,146.764	11.13	547,003
ING MAP PLUS NP21	86,262.198	11.12	959,236
ING MAP PLUS NP22	12,981.107	11.11	144,220
ING MAP PLUS NP23	65,805.515	11.10	730,441
ING MAP PLUS NP24	7,915.334	11.08	87,702

328

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service 2 Class (continued)
ING MAP PLUS NP25	1,623.277	$ 11.07	$ 17,970
ING MAP PLUS NP26	13,295.142	11.06	147,044
ING MAP PLUS NP28	31,684.563	11.04	349,798
ING MAP PLUS NP29	692.960	11.03	7,643
ING MAP PLUS NP30	4,690.279	11.02	51,687
ING MAP PLUS NP32	0.977	11.00	11
	1,240,691.080		$ 13,912,230
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	36,151.459	$ 10.70	$ 386,821

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	474.646	$ 10.93	$ 5,188
ING Custom Choice 65	2,837.747	11.62	32,975
ING Educator's Direct	6,421.560	11.64	74,747
Qualified VI	1,927,090.412	10.93	21,063,098
Qualified X (1.15)	66,293.105	11.01	729,887
Qualified X (1.25)	130,511.688	10.93	1,426,493
Qualified XII (0.00)	29,662.230	11.89	352,684
Qualified XII (0.05)	25,507.628	11.88	303,031
Qualified XII (0.05)	646,085.347	11.88	7,675,494
Qualified XII (0.20)	159,372.648	11.73	1,869,441
Qualified XII (0.25)	50,073.630	11.69	585,361
Qualified XII (0.30)	74,720.434	11.65	870,493
Qualified XII (0.35)	228,952.423	11.61	2,658,138
Qualified XII (0.40)	337,131.105	11.57	3,900,607
Qualified XII (0.50)	312,878.931	11.50	3,598,108
Qualified XII (0.55)	295,684.606	11.46	3,388,546
Qualified XII (0.60)	172,598.442	11.42	1,971,074
Qualified XII (0.65)	246,227.389	11.38	2,802,068
Qualified XII (0.70)	109,926.761	11.34	1,246,569
Qualified XII (0.75)	475,412.303	11.31	5,376,913
Qualified XII (0.80)	43,267.800	11.27	487,628
Qualified XII (0.85)	627,870.863	11.23	7,050,990
Qualified XII (0.90)	27,621.601	11.19	309,086
Qualified XII (0.95)	695,461.248	11.16	7,761,348
Qualified XII (1.00)	486,409.009	11.12	5,408,868
Qualified XII (1.05)	17,025.799	11.08	188,646
Qualified XII (1.10)	175,053.234	11.04	1,932,588
Qualified XII (1.15)	57,495.228	11.01	633,022
Qualified XII (1.20)	60,114.571	10.97	659,457
Qualified XII (1.25)	145,303.898	10.93	1,588,172
Qualified XII (1.30)	8,429.246	10.90	91,879
Qualified XII (1.40)	44,371.036	10.83	480,538
Qualified XII (1.45)	12,126.347	10.79	130,843
Qualified XII (1.50)	1,663.539	10.75	17,883
Qualified XV	4,058.661	11.16	45,295

329

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class (continued)
Qualified XVI	71,442.212	$ 10.75	$ 768,004
Qualified XXI	18,625.807	11.27	209,913
Qualified XXVIII	87,672.862	8.72	764,507
Qualified XXXII	1,126.358	10.93	12,311
Qualified XXXIV	186,518.870	8.71	1,624,579
Qualified XXXVI	1,211.381	11.46	13,882
Qualified XXXVIII	38,963.817	8.95	348,726
Qualified XLIII	901.257	8.72	7,859
Qualified LIV	38,196.062	11.40	435,435
Qualified LVI	111,426.081	11.72	1,305,914
	8,260,219.822		$ 92,208,288
ING Solution 2025 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	451,231.423	$ 11.51	$ 5,193,674
ING MAP PLUS NP3	195.500	11.49	2,246
ING MAP PLUS NP6	7,410.821	11.45	84,854
ING MAP PLUS NP8	160,899.184	11.43	1,839,078
ING MAP PLUS NP9	144,495.368	11.42	1,650,137
ING MAP PLUS NP11	59,796.174	11.40	681,676
ING MAP PLUS NP12	137,714.657	11.39	1,568,570
ING MAP PLUS NP13	20,744.337	11.38	236,071
ING MAP PLUS NP14	90,762.567	11.37	1,031,970
ING MAP PLUS NP15	129,882.045	11.36	1,475,460
ING MAP PLUS NP16	41,307.968	11.35	468,845
ING MAP PLUS NP17	66,827.914	11.33	757,160
ING MAP PLUS NP18	16,405.751	11.32	185,713
ING MAP PLUS NP19	86,354.095	11.31	976,665
ING MAP PLUS NP20	24,939.182	11.30	281,813
ING MAP PLUS NP21	113,861.361	11.29	1,285,495
ING MAP PLUS NP22	19,973.738	11.28	225,304
ING MAP PLUS NP23	54,416.386	11.27	613,273
ING MAP PLUS NP24	27,331.055	11.26	307,748
ING MAP PLUS NP25	901.505	11.25	10,142
ING MAP PLUS NP26	27,097.171	11.24	304,572
ING MAP PLUS NP28	35,131.486	11.22	394,175
ING MAP PLUS NP29	2,925.673	11.21	32,797
ING MAP PLUS NP30	5,248.318	11.20	58,781
ING MAP PLUS NP32	783.634	11.17	8,753
	1,726,637.313		$ 19,674,972
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	32,060.609	$ 10.55	$ 338,239

330

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	13.606	$ 10.90	$ 148
ING Custom Choice 65	3,132.575	11.58	36,275
ING Educator's Direct	6,717.500	11.58	77,789
Qualified VI	1,555,613.739	10.90	16,956,190
Qualified X (1.15)	28,998.006	10.97	318,108
Qualified X (1.25)	82,886.360	10.90	903,461
Qualified XII (0.00)	26,751.425	11.85	317,004
Qualified XII (0.05)	41,759.700	11.85	494,852
Qualified XII (0.05)	554,647.819	11.85	6,572,577
Qualified XII (0.20)	202,899.426	11.69	2,371,894
Qualified XII (0.25)	68,009.939	11.65	792,316
Qualified XII (0.30)	60,602.019	11.61	703,589
Qualified XII (0.35)	181,696.686	11.58	2,104,048
Qualified XII (0.40)	256,694.709	11.54	2,962,257
Qualified XII (0.50)	329,333.237	11.46	3,774,159
Qualified XII (0.55)	177,240.887	11.42	2,024,091
Qualified XII (0.60)	117,966.645	11.38	1,342,460
Qualified XII (0.65)	233,304.508	11.35	2,648,006
Qualified XII (0.70)	163,242.214	11.31	1,846,269
Qualified XII (0.75)	417,112.162	11.27	4,700,854
Qualified XII (0.80)	33,557.279	11.23	376,848
Qualified XII (0.85)	350,483.387	11.20	3,925,414
Qualified XII (0.90)	26,336.878	11.16	293,920
Qualified XII (0.95)	445,354.667	11.12	4,952,344
Qualified XII (1.00)	486,904.118	11.08	5,394,898
Qualified XII (1.05)	2,929.805	11.05	32,374
Qualified XII (1.10)	149,369.248	11.01	1,644,555
Qualified XII (1.15)	65,899.305	10.97	722,915
Qualified XII (1.20)	39,426.207	10.94	431,323
Qualified XII (1.25)	172,583.573	10.90	1,881,161
Qualified XII (1.30)	4,411.313	10.86	47,907
Qualified XII (1.35)	13.007	10.83	141
Qualified XII (1.40)	28,406.324	10.79	306,504
Qualified XII (1.45)	3,543.164	10.76	38,124
Qualified XII (1.50)	2,448.807	10.72	26,251
Qualified XIII	3,154.635	11.12	35,080
Qualified XV	2,655.154	11.12	29,525
Qualified XVI	94,888.368	10.72	1,017,203
Qualified XXI	48,908.299	11.23	549,240
Qualified XXVIII	6,156.689	8.42	51,839
Qualified XXXII	958.760	10.90	10,450
Qualified XXXIV	190,361.809	8.36	1,591,425
Qualified XXXVI	6,865.698	11.42	78,406
Qualified XXXVIII	24,808.170	8.60	213,350
Qualified XLIII	4,603.048	8.38	38,574
Qualified LIV	40,731.967	11.36	462,715
Qualified LVI	117,344.627	11.68	1,370,585
	6,861,727.468		$ 76,469,418

331

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	256,765.559	$ 11.52	$ 2,957,939
ING MAP PLUS NP6	13,414.982	11.46	153,736
ING MAP PLUS NP8	284,472.466	11.44	3,254,365
ING MAP PLUS NP9	128,617.311	11.43	1,470,096
ING MAP PLUS NP10	3,782.103	11.42	43,192
ING MAP PLUS NP11	20,669.974	11.41	235,844
ING MAP PLUS NP12	111,067.380	11.40	1,266,168
ING MAP PLUS NP13	54,244.758	11.39	617,848
ING MAP PLUS NP14	50,148.472	11.38	570,690
ING MAP PLUS NP15	60,720.858	11.37	690,396
ING MAP PLUS NP16	34,709.856	11.35	393,957
ING MAP PLUS NP17	79,630.778	11.34	903,013
ING MAP PLUS NP18	12,418.786	11.33	140,705
ING MAP PLUS NP19	37,474.182	11.32	424,208
ING MAP PLUS NP20	48,325.437	11.31	546,561
ING MAP PLUS NP21	88,191.858	11.30	996,568
ING MAP PLUS NP22	7,540.264	11.29	85,130
ING MAP PLUS NP23	76,157.423	11.28	859,056
ING MAP PLUS NP24	15,788.531	11.27	177,937
ING MAP PLUS NP25	1,727.595	11.26	19,453
ING MAP PLUS NP26	16,587.963	11.25	186,615
ING MAP PLUS NP28	33,097.029	11.23	371,680
ING MAP PLUS NP29	928.741	11.21	10,411
ING MAP PLUS NP30	7,891.883	11.20	88,389
ING MAP PLUS NP32	11.136	11.18	125
	1,444,385.325		$ 16,464,082
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	11,091.895	$ 10.34	$ 114,690

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	2,074.830	$ 11.54	$ 23,944
ING Educator's Direct	3,512.909	11.49	40,363
Qualified VI	1,175,900.791	10.86	12,770,283
Qualified X (1.15)	5,801.436	10.93	63,410
Qualified X (1.25)	57,105.045	10.86	620,161
Qualified XII (0.00)	17,755.508	11.80	209,515
Qualified XII (0.05)	10,309.636	11.80	121,654
Qualified XII (0.05)	310,908.992	11.80	3,668,726
Qualified XII (0.20)	284,221.911	11.65	3,311,185
Qualified XII (0.25)	45,606.715	11.61	529,494
Qualified XII (0.30)	72,175.905	11.57	835,075
Qualified XII (0.35)	34,066.526	11.53	392,787
Qualified XII (0.40)	152,695.760	11.49	1,754,474
Qualified XII (0.50)	262,724.878	11.42	3,000,318
Qualified XII (0.55)	107,058.209	11.38	1,218,322

332

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class (continued)
Qualified XII (0.60)	119,347.668	$ 11.34	$ 1,353,403
Qualified XII (0.65)	190,325.693	11.30	2,150,680
Qualified XII (0.70)	102,905.634	11.26	1,158,717
Qualified XII (0.75)	150,928.419	11.23	1,694,926
Qualified XII (0.80)	48,898.161	11.19	547,170
Qualified XII (0.85)	454,772.325	11.15	5,070,711
Qualified XII (0.90)	11,737.211	11.11	130,400
Qualified XII (0.95)	353,671.886	11.08	3,918,684
Qualified XII (1.00)	355,767.025	11.04	3,927,668
Qualified XII (1.05)	3,599.035	11.00	39,589
Qualified XII (1.10)	126,006.403	10.97	1,382,290
Qualified XII (1.15)	31,148.541	10.93	340,454
Qualified XII (1.20)	45,184.997	10.89	492,065
Qualified XII (1.25)	118,505.478	10.86	1,286,969
Qualified XII (1.30)	2,131.454	10.82	23,062
Qualified XII (1.40)	18,112.174	10.75	194,706
Qualified XII (1.45)	5,178.098	10.71	55,457
Qualified XII (1.50)	736.970	10.68	7,871
Qualified XIII	293.983	11.08	3,257
Qualified XV	5,127.880	11.08	56,817
Qualified XVI	45,905.925	10.68	490,275
Qualified XXI	24,823.759	11.19	277,778
Qualified XXVIII	23,521.405	8.12	190,994
Qualified XXXIV	112,510.435	8.06	906,834
Qualified XXXVI	16,804.094	11.38	191,231
Qualified XXXVIII	8,279.318	8.28	68,553
Qualified XLIII	3,999.582	8.07	32,277
Qualified LIV	21,052.024	11.32	238,309
Qualified LVI	50,027.563	11.64	582,321
	4,993,222.191		$ 55,373,179
ING Solution 2045 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	346,169.300	$ 11.56	$ 4,001,717
ING MAP PLUS NP6	1,027.127	11.50	11,812
ING MAP PLUS NP8	205,693.266	11.48	2,361,359
ING MAP PLUS NP9	164,806.421	11.47	1,890,330
ING MAP PLUS NP10	772.064	11.46	8,848
ING MAP PLUS NP11	27,987.723	11.45	320,459
ING MAP PLUS NP12	28,963.765	11.44	331,345
ING MAP PLUS NP13	2,705.724	11.43	30,926
ING MAP PLUS NP14	69,529.753	11.42	794,030
ING MAP PLUS NP15	31,935.123	11.41	364,380
ING MAP PLUS NP16	38,179.953	11.39	434,870
ING MAP PLUS NP17	27,548.317	11.38	313,500
ING MAP PLUS NP18	8,338.396	11.37	94,808
ING MAP PLUS NP19	16,772.808	11.36	190,539
ING MAP PLUS NP20	11,050.657	11.35	125,425
ING MAP PLUS NP21	90,907.248	11.34	1,030,888

333

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service 2 Class (continued)
ING MAP PLUS NP22	5,187.689	$ 11.33	$ 58,777
ING MAP PLUS NP23	34,417.395	11.32	389,605
ING MAP PLUS NP24	10,142.651	11.31	114,713
ING MAP PLUS NP25	197.808	11.30	2,235
ING MAP PLUS NP26	16,132.950	11.29	182,141
ING MAP PLUS NP28	25,476.681	11.27	287,122
ING MAP PLUS NP29	1,469.420	11.25	16,531
ING MAP PLUS NP30	1,908.117	11.24	21,447
ING MAP PLUS NP32	439.513	11.22	4,931
	1,167,759.869		$ 13,382,738
ING Solution 2055 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	43,831.086	$ 10.80	$ 473,376
Qualified XII (0.05)	4,189.155	11.02	46,164
Qualified XII (0.20)	16,886.249	10.98	185,411
Qualified XII (0.25)	66.128	10.98	726
Qualified XII (0.35)	966.487	10.96	10,593
Qualified XII (0.40)	643.254	10.95	7,044
Qualified XII (0.50)	13,762.837	10.93	150,428
Qualified XII (0.55)	1,932.871	10.92	21,107
Qualified XII (0.60)	342.378	10.91	3,735
Qualified XII (0.65)	5,474.128	10.90	59,668
Qualified XII (0.70)	1,607.365	10.89	17,504
Qualified XII (0.75)	2,632.552	10.89	28,668
Qualified XII (0.80)	1,022.857	10.88	11,129
Qualified XII (0.85)	3,878.853	10.87	42,163
Qualified XII (0.90)	36.095	10.86	392
Qualified XII (0.95)	10,336.451	10.85	112,150
Qualified XII (1.00)	11,810.919	10.84	128,030
Qualified XII (1.05)	91.570	10.83	992
Qualified XII (1.10)	3,365.531	10.82	36,415
Qualified XII (1.15)	231.092	10.81	2,498
Qualified XII (1.20)	517.013	10.80	5,584
Qualified XII (1.25)	1,245.249	10.80	13,449
Qualified XII (1.30)	75.421	10.79	814
Qualified XII (1.40)	473.929	10.77	5,104
Qualified XII (1.50)	916.713	10.75	9,855
Qualified XVI	27.767	10.75	298
Qualified XXI	81.785	10.88	890
Qualified XXVIII	3,476.992	10.20	35,465
Qualified XXXIV	151.238	10.86	1,642
Qualified LIV	43.144	10.88	469
Qualified LVI	189.595	10.98	2,082
	130,306.704		$ 1,413,845

334

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2055 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	4,385.980	$ 11.00	$ 48,246
ING MAP PLUS NP6	47.631	10.95	522
ING MAP PLUS NP8	2,008.740	10.93	21,956
ING MAP PLUS NP9	1,311.743	10.92	14,324
ING MAP PLUS NP11	447.833	10.91	4,886
ING MAP PLUS NP12	1,029.723	10.90	11,224
ING MAP PLUS NP14	299.941	10.88	3,263
ING MAP PLUS NP15	253.313	10.87	2,754
ING MAP PLUS NP16	1,048.290	10.86	11,384
ING MAP PLUS NP17	11,139.771	10.85	120,867
ING MAP PLUS NP19	147.439	10.83	1,597
ING MAP PLUS NP20	221.413	10.83	2,398
ING MAP PLUS NP21	268.238	10.82	2,902
ING MAP PLUS NP22	499.478	10.81	5,399
ING MAP PLUS NP23	56.970	10.80	615
ING MAP PLUS NP26	129.799	10.77	1,398
ING MAP PLUS NP28	64.569	10.75	694
ING MAP PLUS NP30	392.931	10.74	4,220
	23,753.802		$ 258,649
ING Solution Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified V	3.039	$ 9.05	$ 28
Qualified VI	74,297.835	9.10	676,110
Qualified XII (0.30)	144.489	9.42	1,361
Qualified XII (0.40)	11.290	9.39	106
Qualified XII (0.50)	178.806	9.36	1,674
Qualified XII (0.60)	7,462.460	9.32	69,550
Qualified XII (0.70)	3,971.150	9.29	36,892
Qualified XII (0.75)	15,837.670	9.27	146,815
Qualified XII (0.80)	8,442.001	9.25	78,089
Qualified XII (0.85)	2,975.813	9.24	27,497
Qualified XII (0.90)	1,421.269	9.22	13,104
Qualified XII (0.95)	13,115.121	9.20	120,659
Qualified XII (1.00)	5,868.644	9.19	53,933
Qualified XII (1.10)	2,352.291	9.15	21,523
Qualified XII (1.20)	676.872	9.12	6,173
Qualified XII (1.25)	19,241.490	9.10	175,098
Qualified XII (1.40)	3,735.188	9.05	33,803
Qualified XII (1.45)	6.381	9.04	58
Qualified XII (1.50)	173.996	9.02	1,569
Qualified XV	480.838	9.20	4,424
Qualified XVI	169.983	9.02	1,533
Qualified XXXIV	163.521	9.27	1,516
Qualified XLIII	8.532	9.29	79
Qualified LVI	32,118.430	9.44	303,198
	192,857.109		$ 1,774,792

335

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	25,474.561	$ 11.90	$ 303,147

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	297.962	$ 11.60	$ 3,456
ING Educator's Direct	9,317.865	11.87	110,603
Qualified VI	139,176.755	11.60	1,614,450
Qualified X (1.15)	36,168.989	11.68	422,454
Qualified X (1.25)	56,909.603	11.60	660,151
Qualified XII (0.00)	6,978.882	12.61	88,004
Qualified XII (0.05)	3,249.937	12.61	40,982
Qualified XII (0.05)	86,347.722	12.61	1,088,845
Qualified XII (0.20)	110,895.059	12.44	1,379,535
Qualified XII (0.25)	2,947.135	12.40	36,544
Qualified XII (0.35)	26,425.026	12.32	325,556
Qualified XII (0.40)	16,855.704	12.28	206,988
Qualified XII (0.50)	136,479.457	12.20	1,665,049
Qualified XII (0.55)	20,905.004	12.16	254,205
Qualified XII (0.60)	11,147.806	12.12	135,111
Qualified XII (0.65)	32,990.116	12.08	398,521
Qualified XII (0.70)	15,550.699	12.03	187,075
Qualified XII (0.75)	45,296.745	11.99	543,108
Qualified XII (0.80)	4,005.872	11.95	47,870
Qualified XII (0.85)	89,840.285	11.92	1,070,896
Qualified XII (0.90)	4,131.806	11.88	49,086
Qualified XII (0.95)	69,907.729	11.84	827,708
Qualified XII (1.00)	83,052.130	11.80	980,015
Qualified XII (1.05)	17,274.946	11.76	203,153
Qualified XII (1.10)	18,146.665	11.72	212,679
Qualified XII (1.15)	4.773	11.68	56
Qualified XII (1.20)	83.595	11.64	973
Qualified XII (1.25)	14,660.844	11.60	170,066
Qualified XII (1.30)	58.994	11.56	682
Qualified XII (1.40)	5,470.847	11.49	62,860
Qualified XII (1.50)	670.610	11.41	7,652
Qualified XVI	550.879	11.41	6,286
Qualified XXI	79.582	11.95	951
Qualified XXVIII	1,408.580	10.46	14,734
Qualified XXXIV	8,635.928	10.40	89,814
Qualified XLIII	201.438	10.42	2,099
Qualified LIV	1,079.459	12.10	13,061
Qualified LVI	67,208.773	12.43	835,405
	1,144,414.201		$ 13,756,683

336

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	22,378.965	$ 11.10	$ 248,407
ING MAP PLUS NP6	23,282.326	11.04	257,037
ING MAP PLUS NP8	35,820.487	11.02	394,742
ING MAP PLUS NP9	26,604.693	11.01	292,918
ING MAP PLUS NP10	1,040.324	11.00	11,444
ING MAP PLUS NP11	13,251.990	10.99	145,639
ING MAP PLUS NP12	16,782.617	10.98	184,273
ING MAP PLUS NP13	1,705.146	10.97	18,705
ING MAP PLUS NP14	7,253.210	10.96	79,495
ING MAP PLUS NP15	20,170.777	10.95	220,870
ING MAP PLUS NP16	2,871.529	10.94	31,415
ING MAP PLUS NP17	14,314.023	10.93	156,452
ING MAP PLUS NP19	271.799	10.91	2,965
ING MAP PLUS NP20	89.259	10.90	973
ING MAP PLUS NP21	28,345.579	10.89	308,683
ING MAP PLUS NP22	856.086	10.88	9,314
ING MAP PLUS NP23	17,995.254	10.87	195,608
ING MAP PLUS NP24	2,000.270	10.86	21,723
ING MAP PLUS NP26	2,659.173	10.84	28,825
ING MAP PLUS NP28	3,224.797	10.82	34,892
ING MAP PLUS NP29	105.627	10.81	1,142
ING MAP PLUS NP30	27.410	10.80	296
	241,051.341		$ 2,645,818
ING Solution Moderate Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	124,292.346	$ 9.77	$ 1,214,336
Qualified XII (0.40)	5,248.273	10.08	52,903
Qualified XII (0.50)	10,589.963	10.04	106,323
Qualified XII (0.60)	20.258	10.01	203
Qualified XII (0.65)	15,743.791	9.99	157,280
Qualified XII (0.70)	7,419.240	9.97	73,970
Qualified XII (0.75)	9,693.290	9.95	96,448
Qualified XII (0.80)	21,633.166	9.93	214,817
Qualified XII (0.85)	5,232.829	9.92	51,910
Qualified XII (0.95)	13,538.952	9.88	133,765
Qualified XII (1.00)	21,288.787	9.86	209,907
Qualified XII (1.05)	326.264	9.84	3,210
Qualified XII (1.10)	3,259.767	9.83	32,044
Qualified XII (1.15)	219.229	9.81	2,151
Qualified XII (1.25)	10,055.678	9.77	98,244
Qualified XII (1.40)	3,490.451	9.72	33,927
Qualified XII (1.50)	257.557	9.68	2,493
Qualified XV	384.551	9.88	3,799
Qualified XVI	151.744	9.68	1,469
Qualified XXI	61.418	9.93	610
Qualified XXXIV	129.243	9.95	1,286
Qualified LIV	35.799	9.93	355
Qualified LVI	51,931.428	10.14	526,585
	305,004.024		$ 3,018,035

337

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	32,325.421	$ 12.64	$ 408,593

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Currently payable annuity contracts:	90,228.808	$ 13.47	$ 1,215,382
Contracts in accumulation period:
ING Custom Choice 62	2,729.043	13.12	35,805
ING Custom Choice 65	148,506.307	14.57	2,163,737
ING MAP PLUS NP8	1,311.583	12.29	16,119
ING MAP PLUS NP13	360.817	12.11	4,369
ING MAP PLUS NP15	767.925	12.03	9,238
ING MAP PLUS NP17	418.336	11.96	5,003
ING MAP PLUS NP19	3,682.452	11.89	43,784
ING MAP PLUS NP22	2,159.363	11.78	25,437
ING MAP PLUS NP25	126.344	11.68	1,476
ING MAP PLUS NP28	217.639	11.57	2,518
Qualified V	1,276.269	12.97	16,553
Qualified VI	7,462,106.777	13.12	97,902,841
Qualified VIII	11,970.501	13.11	156,933
Qualified X (1.15)	507,768.024	13.21	6,707,616
Qualified X (1.25)	290,619.489	13.12	3,812,928
Qualified XII (0.00)	421.627	14.79	6,236
Qualified XII (0.05)	148,654.549	14.78	2,197,114
Qualified XII (0.10)	441.787	14.20	6,273
Qualified XII (0.20)	176,392.725	14.50	2,557,695
Qualified XII (0.25)	66,179.627	14.46	956,957
Qualified XII (0.30)	77,783.868	14.00	1,088,974
Qualified XII (0.35)	25,918.558	14.36	372,190
Qualified XII (0.40)	205,801.835	13.91	2,862,704
Qualified XII (0.45)	919.545	13.86	12,745
Qualified XII (0.50)	566,674.164	14.27	8,086,440
Qualified XII (0.55)	139,301.876	14.12	1,966,942
Qualified XII (0.60)	147,316.879	14.07	2,072,748
Qualified XII (0.65)	967,968.057	14.00	13,551,553
Qualified XII (0.70)	285,784.600	13.94	3,983,837
Qualified XII (0.75)	274,801.908	13.87	3,811,502
Qualified XII (0.80)	660,821.741	13.96	9,225,072
Qualified XII (0.85)	722,972.676	13.93	10,071,009
Qualified XII (0.90)	52,400.585	13.86	726,272
Qualified XII (0.95)	757,468.823	13.83	10,475,794
Qualified XII (1.00)	2,071,323.612	13.78	28,542,839
Qualified XII (1.05)	111,950.964	13.73	1,537,087
Qualified XII (1.10)	199,577.643	13.68	2,730,222
Qualified XII (1.15)	140,452.138	13.62	1,912,958
Qualified XII (1.20)	44,211.605	13.56	599,509
Qualified XII (1.25)	120,706.430	13.52	1,631,951
Qualified XII (1.30)	13,903.837	13.47	187,285
Qualified XII (1.35)	22.292	13.03	290

338

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class (continued)
Qualified XII (1.40)	42,238.155	$ 13.70	$ 578,663
Qualified XII (1.45)	3,692.688	12.94	47,783
Qualified XII (1.50)	16,659.067	12.89	214,735
Qualified XIII	16.751	13.39	224
Qualified XV	67,779.639	13.39	907,569
Qualified XVI	168,548.365	12.89	2,172,588
Qualified XVII	11,214.472	13.12	147,134
Qualified XVIII	22,266.204	13.12	292,133
Qualified XXII	95.214	13.86	1,320
Qualified XXVII	4,359,758.713	13.43	58,551,560
Qualified XXVIII	968,464.969	13.46	13,035,538
Qualified XXXII	11,091.726	13.12	145,523
Qualified XXXIV	49,255.007	9.79	482,207
Qualified XXXVI	61,796.988	13.76	850,327
Qualified XXXVIII	156,104.722	10.06	1,570,414
Qualified XLIII	18,164.207	9.81	178,191
Qualified LIV	68,263.283	14.29	975,482
Qualified LVI	414,599.677	14.69	6,090,469
	22,944,433.475		$ 309,535,797
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	6,641.939	$ 14.22	$ 94,448
ING MAP PLUS NP8	1,351.453	13.83	18,691
ING MAP PLUS NP11	10,534.752	13.67	144,010
ING MAP PLUS NP12	11,147.229	13.61	151,714
ING MAP PLUS NP15	114.103	13.45	1,535
ING MAP PLUS NP22	41.811	13.09	547
ING MAP PLUS NP25	32.406	12.93	419
Qualified VI	2.790	9.63	27
Qualified XII (1.00)	17,021.943	9.88	168,177
	46,888.426		$ 579,568
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	98,184.973	$ 11.60	$ 1,138,946

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:	92,978.367	$9.35 to $15.76	$ 1,315,046
Contracts in accumulation period:
ING Custom Choice 62	4,710.387	12.92	60,858
ING Custom Choice 65	23,615.097	13.27	313,372
Qualified V	1,555.716	23.50	36,559
Qualified VI	2,311,579.558	23.63	54,622,625
Qualified VIII	1,581.715	24.10	38,119
Qualified X (1.15)	133,586.945	26.91	3,594,825
Qualified X (1.25)	146,417.477	26.47	3,875,671
Qualified XII (0.00)	3,066.419	16.98	52,068
Qualified XII (0.05)	22,286.655	26.95	600,625

339

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial Class
(continued)
Qualified XII (0.10)	168.090	$ 16.75	$ 2,816
Qualified XII (0.20)	312,739.667	16.53	5,169,587
Qualified XII (0.25)	45,945.551	16.42	754,426
Qualified XII (0.30)	56,616.289	16.30	922,846
Qualified XII (0.35)	6,309.090	16.19	102,144
Qualified XII (0.40)	124,121.810	24.52	3,043,467
Qualified XII (0.45)	230.659	15.97	3,684
Qualified XII (0.50)	526,758.166	16.58	8,733,650
Qualified XII (0.55)	97,093.035	15.76	1,530,186
Qualified XII (0.60)	681,405.562	15.65	10,663,997
Qualified XII (0.65)	398,657.153	15.55	6,199,119
Qualified XII (0.70)	168,571.782	15.44	2,602,748
Qualified XII (0.75)	158,893.113	15.34	2,437,420
Qualified XII (0.80)	242,211.791	16.78	4,064,314
Qualified XII (0.85)	448,410.126	23.17	10,389,663
Qualified XII (0.90)	6,581.726	16.07	105,768
Qualified XII (0.95)	373,676.441	22.81	8,523,560
Qualified XII (1.00)	731,263.900	22.64	16,555,815
Qualified XII (1.05)	42,262.380	22.46	949,213
Qualified XII (1.10)	56,363.834	22.28	1,255,786
Qualified XII (1.15)	57,192.562	22.11	1,264,528
Qualified XII (1.20)	11,771.543	21.94	258,268
Qualified XII (1.25)	71,920.329	21.77	1,565,706
Qualified XII (1.30)	4,983.415	21.60	107,642
Qualified XII (1.35)	45.532	21.43	976
Qualified XII (1.40)	12,141.487	21.26	258,128
Qualified XII (1.45)	703.911	21.10	14,853
Qualified XII (1.50)	3,000.146	20.93	62,793
Qualified XIII	205.168	24.76	5,080
Qualified XV	5,066.045	24.72	125,233
Qualified XVI	80,933.817	22.77	1,842,863
Qualified XVII	3,267.923	23.63	77,221
Qualified XVIII	5,177.426	26.47	137,046
Qualified XXI	32,697.217	25.19	823,643
Qualified XXII	51.384	26.06	1,339
Qualified XXVII	1,109,815.365	28.03	31,108,125
Qualified XXVIII	666,877.413	27.99	18,665,899
Qualified XXXII	5,201.870	13.05	67,884
Qualified XXXIII (0.65)	25,717.058	13.65	351,038
Qualified XXXIV	30,682.217	9.08	278,595
Qualified XXXVI	13,414.894	13.79	184,991
Qualified XXXVIII	67,182.850	9.34	627,488
Qualified XLIII	6,052.811	9.10	55,081
Qualified LIV	55,305.941	13.02	720,083
Qualified LVI	115,102.844	13.39	1,541,227
Qualified LIX	3,949.857	13.94	55,061
	9,608,119.526		$ 208,720,768

340

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	11,903.921	$ 13.37	$ 159,155
ING MAP PLUS NP4	2,463.557	13.21	32,544
ING MAP PLUS NP6	10,468.886	13.11	137,247
ING MAP PLUS NP8	3,629.618	13.00	47,185
ING MAP PLUS NP9	2,349.978	12.95	30,432
ING MAP PLUS NP11	53,407.132	12.85	686,282
ING MAP PLUS NP12	642.574	12.80	8,225
ING MAP PLUS NP13	753.024	12.75	9,601
ING MAP PLUS NP14	9,753.696	12.70	123,872
ING MAP PLUS NP15	6,898.061	12.65	87,260
ING MAP PLUS NP16	5,221.031	12.60	65,785
ING MAP PLUS NP17	1,168.955	12.55	14,670
ING MAP PLUS NP18	610.294	12.50	7,629
ING MAP PLUS NP19	2,694.280	12.45	33,544
ING MAP PLUS NP21	1,818.249	12.35	22,455
ING MAP PLUS NP22	673.488	12.30	8,284
ING MAP PLUS NP23	1,978.106	12.26	24,252
ING MAP PLUS NP26	1,727.950	12.11	20,925
ING MAP PLUS NP27	525.039	12.06	6,332
ING MAP PLUS NP30	327.167	11.92	3,900
ING MAP PLUS NP32	1,443.779	11.83	17,080
Qualified XII (1.00)	36,020.596	14.07	506,810
	156,479.381		$ 2,053,469
ING Templeton Foreign Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	58,774.952	$ 7.78	$ 457,269

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	279,719.238	$7.54 to $7.69	$ 2,149,030
Contracts in accumulation period:
ING Custom Choice 62	1,476.289	7.66	11,308
ING Custom Choice 65	12,979.670	7.91	102,669
Qualified V	1,924.381	7.62	14,664
Qualified VI	2,288,873.042	7.66	17,532,768
Qualified VIII	22,867.641	7.66	175,166
Qualified X (1.15)	261,051.330	7.69	2,007,485
Qualified X (1.25)	151,947.153	7.66	1,163,915
Qualified XII (0.00)	3,735.628	8.03	29,997
Qualified XII (0.05)	38,642.394	8.03	310,298
Qualified XII (0.10)	287.445	8.00	2,300
Qualified XII (0.20)	72,327.694	7.97	576,452
Qualified XII (0.25)	24,025.695	7.96	191,245
Qualified XII (0.30)	41,985.146	7.94	333,362
Qualified XII (0.35)	4,404.237	7.93	34,926
Qualified XII (0.40)	44,256.794	7.91	350,071
Qualified XII (0.45)	67.911	7.90	536
Qualified XII (0.50)	217,250.049	7.88	1,711,930

341

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Initial Class
(continued)
Qualified XII (0.55)	63,549.996	$ 7.87	$ 500,138
Qualified XII (0.60)	29,906.325	7.85	234,765
Qualified XII (0.65)	814,703.870	7.84	6,387,278
Qualified XII (0.70)	210,242.454	7.82	1,644,096
Qualified XII (0.75)	105,300.264	7.81	822,395
Qualified XII (0.80)	292,580.436	7.79	2,279,202
Qualified XII (0.85)	395,047.299	7.78	3,073,468
Qualified XII (0.90)	21,567.387	7.77	167,579
Qualified XII (0.95)	275,241.924	7.75	2,133,125
Qualified XII (1.00)	1,000,279.318	7.74	7,742,162
Qualified XII (1.05)	30,949.588	7.72	238,931
Qualified XII (1.10)	55,304.422	7.71	426,397
Qualified XII (1.15)	36,943.057	7.69	284,092
Qualified XII (1.20)	5,261.888	7.68	40,411
Qualified XII (1.25)	54,272.691	7.66	415,729
Qualified XII (1.30)	3,086.892	7.65	23,615
Qualified XII (1.35)	1,212.948	7.64	9,267
Qualified XII (1.40)	13,821.920	7.62	105,323
Qualified XII (1.45)	5,122.686	7.61	38,984
Qualified XII (1.50)	1,885.619	7.59	14,312
Qualified XV	30,677.806	7.75	237,753
Qualified XVI	57,718.763	7.59	438,085
Qualified XVII	203.042	7.66	1,555
Qualified XVIII	4,051.620	7.66	31,035
Qualified XXVII	2,451,372.756	7.67	18,802,029
Qualified XXVIII	483,304.135	7.69	3,716,609
Qualified XXXII	41,332.321	7.66	316,606
Qualified XXXIII (0.65)	351.805	7.84	2,758
Qualified XXXIV	1,166.831	7.81	9,113
Qualified XXXVI	22,033.584	7.87	173,404
Qualified XXXVIII	64,734.875	8.03	519,821
Qualified LIV	18,827.349	7.79	146,665
Qualified LVI	36,821.399	7.96	293,098
Qualified LIX	3,241.706	7.88	25,545
	10,099,940.713		$ 77,993,467
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	4,378.904	$ 9.69	$ 42,432
ING MAP PLUS NP12	440.235	9.40	4,138
ING MAP PLUS NP16	1,768.816	9.29	16,432
ING MAP PLUS NP23	852.319	9.11	7,765
ING MAP PLUS NP25	2.119	9.05	19
ING MAP PLUS NP26	33.440	9.03	302
ING MAP PLUS NP28	1,536.582	8.98	13,799
ING MAP PLUS NP29	73.704	8.95	660
Qualified XII (0.75)	47.753	9.29	444
Qualified XII (0.95)	2.122	9.18	19
	9,135.994		$ 86,010

342

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	59,697.188	$ 10.29	$ 614,284

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	56,864.251	$6.01 to $23.49	$ 745,017
Contracts in accumulation period:
ING Custom Choice 62	2,004.477	11.27	22,590
ING Custom Choice 65	9,551.644	11.17	106,692
Qualified V	1,503.180	22.92	34,453
Qualified VI	690,225.559	23.49	16,213,398
Qualified VIII	1,954.389	20.17	39,420
Qualified X (1.15)	67,357.845	10.35	697,154
Qualified X (1.25)	63,990.248	10.21	653,340
Qualified XII (0.00)	108.060	12.25	1,324
Qualified XII (0.05)	9,721.295	26.80	260,531
Qualified XII (0.10)	2.123	12.08	26
Qualified XII (0.20)	52,476.675	11.92	625,522
Qualified XII (0.25)	14,575.844	11.84	172,578
Qualified XII (0.30)	22,469.598	11.76	264,242
Qualified XII (0.35)	1,920.727	11.68	22,434
Qualified XII (0.40)	14,450.083	17.03	246,085
Qualified XII (0.45)	3.911	11.52	45
Qualified XII (0.50)	57,008.055	12.14	692,078
Qualified XII (0.55)	52,261.077	11.37	594,208
Qualified XII (0.60)	10,278.127	11.29	116,040
Qualified XII (0.65)	188,645.543	11.21	2,114,717
Qualified XII (0.70)	56,454.618	11.14	628,904
Qualified XII (0.75)	103,688.410	11.06	1,146,794
Qualified XII (0.80)	99,081.894	12.43	1,231,588
Qualified XII (0.85)	209,361.235	16.10	3,370,716
Qualified XII (0.90)	6,693.713	11.87	79,454
Qualified XII (0.95)	113,521.857	15.85	1,799,321
Qualified XII (1.00)	474,212.139	15.72	7,454,615
Qualified XII (1.05)	25,114.427	15.60	391,785
Qualified XII (1.10)	38,843.708	15.48	601,301
Qualified XII (1.15)	15,090.856	15.36	231,796
Qualified XII (1.20)	2,049.449	15.24	31,234
Qualified XII (1.25)	26,911.547	15.12	406,903
Qualified XII (1.30)	1,192.493	15.00	17,887
Qualified XII (1.40)	10,533.959	14.77	155,587
Qualified XII (1.45)	859.382	14.65	12,590
Qualified XII (1.50)	577.865	14.54	8,402
Qualified XV	13,008.801	24.58	319,756
Qualified XVI	14,264.840	22.64	322,956
Qualified XVIII	5,854.765	10.21	59,777
Qualified XXVII	820,395.060	29.36	24,086,799
Qualified XXVIII	293,693.643	29.32	8,611,098
Qualified XXXII	2,156.488	11.35	24,476

343

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class (continued)
Qualified XXXIV	28,476.820	$ 7.82	$ 222,689
Qualified XXXVI	4,423.915	10.13	44,814
Qualified XXXVIII	38,301.748	8.04	307,946
Qualified XLIII	416.536	7.84	3,266
Qualified LIV	18,930.382	10.96	207,477
Qualified LVI	28,612.816	11.26	322,180
Qualified LIX	1,297.528	10.24	13,287
	3,771,393.605		$ 75,737,292
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	8,605.370	$ 9.58	$ 82,439

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Currently payable annuity contracts:	38,059.244	$10.93 to $12.29	$ 456,653
Contracts in accumulation period:
ING Custom Choice 62	949.105	11.66	11,067
ING Custom Choice 65	12,733.007	11.23	142,992
Qualified V	1,857.640	15.51	28,812
Qualified VI	1,721,434.689	15.99	27,525,741
Qualified VII	19,781.164	13.59	268,826
Qualified VIII	5,688.022	13.47	76,618
Qualified IX	2,349.623	13.73	32,260
Qualified X (1.15)	59,373.874	16.28	966,607
Qualified X (1.25)	132,304.428	15.99	2,115,548
Qualified XII (0.00)	114.675	11.91	1,366
Qualified XII (0.05)	14,610.817	18.24	266,501
Qualified XII (0.10)	106.233	11.74	1,247
Qualified XII (0.20)	26,775.930	11.59	310,333
Qualified XII (0.25)	27,809.165	11.51	320,083
Qualified XII (0.30)	34,987.558	11.43	399,908
Qualified XII (0.35)	6,036.571	11.35	68,515
Qualified XII (0.40)	17,765.311	11.34	201,459
Qualified XII (0.45)	676.348	11.20	7,575
Qualified XII (0.50)	93,264.214	11.70	1,091,191
Qualified XII (0.55)	41,692.773	11.05	460,705
Qualified XII (0.60)	21,939.454	10.97	240,676
Qualified XII (0.65)	153,427.791	10.90	1,672,363
Qualified XII (0.70)	81,801.983	10.82	885,097
Qualified XII (0.75)	105,740.343	10.75	1,136,709
Qualified XII (0.80)	175,640.745	11.82	2,076,074
Qualified XII (0.85)	296,147.668	10.71	3,171,742
Qualified XII (0.90)	5,685.651	11.36	64,589
Qualified XII (0.95)	245,727.324	10.55	2,592,423
Qualified XII (1.00)	254,154.605	10.47	2,660,999
Qualified XII (1.05)	17,483.250	10.38	181,476
Qualified XII (1.10)	19,940.776	10.30	205,390
Qualified XII (1.15)	38,479.593	10.22	393,261
Qualified XII (1.20)	4,530.188	10.14	45,936

344

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
(continued)
Qualified XII (1.25)	17,231.768	$ 10.06	$ 173,352
Qualified XII (1.30)	1.885	9.99	19
Qualified XII (1.40)	16,265.508	9.83	159,890
Qualified XII (1.45)	1,230.611	9.75	11,998
Qualified XII (1.50)	241.439	9.68	2,337
Qualified XIII	446.154	16.75	7,473
Qualified XV	14,570.564	16.73	243,766
Qualified XVI	45,489.892	15.41	700,999
Qualified XVII	19,106.149	15.99	305,507
Qualified XVIII	6,166.687	15.99	98,605
Qualified XIX	9,699.220	10.57	102,521
Qualified XX	1,220.413	13.86	16,915
Qualified XXVII	567,354.380	15.59	8,845,055
Qualified XXVIII	194,983.693	15.57	3,035,896
Qualified XXX	27,523.947	13.48	371,023
Qualified XXXII	43,782.727	11.93	522,328
Qualified XXXIV	16,096.593	8.15	131,187
Qualified XXXVI	25,740.588	11.30	290,869
Qualified XXXVIII	53,421.394	8.38	447,671
Qualified XLIII	275.624	8.17	2,252
Qualified LIV	25,568.439	11.02	281,764
Qualified LVI	93,388.533	11.33	1,058,092
	4,858,875.970		$ 66,890,261
ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	1,934.567	$ 9.20	$ 17,798

ING Core Equity Research Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	6,189.099	$ 15.19	$ 94,012
ING MAP PLUS NP9	308.277	15.17	4,677
ING MAP PLUS NP12	530.837	15.10	8,016
ING MAP PLUS NP19	14.352	14.95	215
ING MAP PLUS NP21	30.301	14.90	451
ING MAP PLUS NP22	316.783	14.88	4,714
ING MAP PLUS NP23	774.523	14.86	11,509
ING MAP PLUS NP24	1,591.972	14.84	23,625
ING MAP PLUS NP25	2,011.566	14.81	29,791
ING MAP PLUS NP26	825.577	14.79	12,210
	12,593.287		$ 189,220

345

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	87,337.825	$11.68 to $18.89	$ 1,099,686
Contracts in accumulation period:
ING Custom Choice 62	482.773	12.07	5,827
ING Custom Choice 65	1,857.901	12.05	22,388
ING MAP PLUS NP1	17,099.537	12.73	217,677
ING MAP PLUS NP6	13,995.609	12.48	174,665
ING MAP PLUS NP8	5,850.525	12.39	72,488
ING MAP PLUS NP9	28.197	12.34	348
ING MAP PLUS NP11	23,339.766	12.24	285,679
ING MAP PLUS NP12	21,504.705	12.19	262,142
ING MAP PLUS NP13	5,710.867	12.14	69,330
ING MAP PLUS NP15	55,845.040	12.05	672,933
ING MAP PLUS NP17	1,004.962	11.95	12,009
ING MAP PLUS NP19	9,912.847	11.86	117,566
ING MAP PLUS NP20	3,998.760	11.81	47,225
ING MAP PLUS NP21	25,017.423	11.76	294,205
ING MAP PLUS NP22	3,060.487	11.72	35,869
ING MAP PLUS NP23	7,585.301	11.67	88,520
ING MAP PLUS NP25	33,703.601	11.58	390,288
ING MAP PLUS NP26	2,709.742	11.53	31,243
ING MAP PLUS NP30	2,591.895	11.35	29,418
Qualified V	309.929	18.40	5,703
Qualified VI	341,197.602	18.89	6,445,223
Qualified X (1.15)	43,123.121	19.29	831,845
Qualified X (1.25)	24,154.257	18.97	458,206
Qualified XII (0.00)	1,083.296	15.75	17,062
Qualified XII (0.05)	6,327.887	21.55	136,366
Qualified XII (0.10)	8.965	15.54	139
Qualified XII (0.20)	1,287.941	15.33	19,744
Qualified XII (0.25)	20,934.931	15.23	318,839
Qualified XII (0.30)	13,470.687	15.12	203,677
Qualified XII (0.35)	178.130	15.02	2,676
Qualified XII (0.40)	24,119.129	19.42	468,393
Qualified XII (0.45)	20.567	14.82	305
Qualified XII (0.50)	119,693.839	15.04	1,800,195
Qualified XII (0.55)	8,223.151	14.62	120,222
Qualified XII (0.60)	4,228.051	14.52	61,391
Qualified XII (0.65)	13,154.806	14.42	189,692
Qualified XII (0.70)	27,254.642	14.32	390,286
Qualified XII (0.75)	76,760.539	14.23	1,092,302
Qualified XII (0.80)	38,966.248	14.65	570,856
Qualified XII (0.85)	59,961.822	18.35	1,100,299
Qualified XII (0.90)	27,964.489	14.36	401,570
Qualified XII (0.95)	73,152.055	18.06	1,321,126
Qualified XII (1.00)	216,658.603	17.92	3,882,522
Qualified XII (1.05)	20,597.957	17.78	366,232
Qualified XII (1.10)	37,234.562	17.64	656,818
Qualified XII (1.15)	20,624.727	17.51	361,139

346

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
(continued)
Qualified XII (1.20)	5,340.690	$ 17.37	$ 92,768
Qualified XII (1.25)	42,428.513	17.23	731,043
Qualified XII (1.30)	1,298.592	17.10	22,206
Qualified XII (1.40)	12,232.361	16.83	205,871
Qualified XII (1.45)	1,031.235	16.70	17,222
Qualified XII (1.50)	227.245	16.57	3,765
Qualified XV	8,986.223	19.76	177,568
Qualified XVI	9,972.418	18.21	181,598
Qualified XVII	10,814.310	19.88	214,988
Qualified XVIII	26,467.160	19.97	528,549
Qualified XXVII	96,278.039	19.43	1,870,682
Qualified XXVIII	64,675.724	19.41	1,255,356
Qualified XXXII	1,638.827	12.06	19,764
Qualified XXXIII (0.65)	8,785.847	13.31	116,940
Qualified XXXIV	5,610.408	9.91	55,599
Qualified XXXVI	6,786.736	13.46	91,349
Qualified XXXVIII	2,340.307	10.19	23,848
Qualified LIV	4,543.531	11.83	53,750
Qualified LVI	66,540.230	12.18	810,460
Qualified LIX	805.985	13.65	11,002
	1,920,134.077		$ 31,636,662
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	49,166.218	$9.48 to $12.41	$ 581,131
Contracts in accumulation period:
ING Custom Choice 65	5,009.476	11.26	56,407
ING MAP PLUS NP1	94,162.596	12.04	1,133,718
ING MAP PLUS NP4	174.196	11.90	2,073
ING MAP PLUS NP6	16,105.796	11.81	190,209
ING MAP PLUS NP8	7,911.770	11.71	92,647
ING MAP PLUS NP11	41,446.850	11.57	479,540
ING MAP PLUS NP12	31,917.439	11.53	368,008
ING MAP PLUS NP13	1,604.938	11.48	18,425
ING MAP PLUS NP14	72.163	11.44	826
ING MAP PLUS NP15	90,214.079	11.39	1,027,538
ING MAP PLUS NP16	379.135	11.35	4,303
ING MAP PLUS NP17	2,925.746	11.30	33,061
ING MAP PLUS NP19	8,964.682	11.21	100,494
ING MAP PLUS NP20	16,819.676	11.17	187,876
ING MAP PLUS NP21	29,372.471	11.13	326,916
ING MAP PLUS NP22	145.233	11.08	1,609
ING MAP PLUS NP23	1,100.063	11.04	12,145
ING MAP PLUS NP25	18,145.266	10.95	198,691
ING MAP PLUS NP26	1,292.065	10.91	14,096
ING MAP PLUS NP29	0.505	10.78	5
ING MAP PLUS NP30	3,152.185	10.74	33,854
Qualified V	1,622.512	17.62	28,589
Qualified VI	1,104,551.538	18.09	19,981,337
Qualified VIII	61.692	18.06	1,114

347

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
(continued)
Qualified X (1.15)	91,642.516	$ 18.91	$ 1,732,960
Qualified X (1.25)	56,232.298	18.60	1,045,921
Qualified XII (0.00)	4,083.589	12.79	52,229
Qualified XII (0.05)	4,058.536	20.63	83,728
Qualified XII (0.20)	2,127.844	12.44	26,470
Qualified XII (0.25)	4,650.850	12.36	57,485
Qualified XII (0.30)	39,951.080	12.27	490,200
Qualified XII (0.35)	1,089.962	12.19	13,287
Qualified XII (0.40)	19,911.332	17.91	356,612
Qualified XII (0.50)	382,662.077	12.36	4,729,703
Qualified XII (0.55)	62,216.858	11.86	737,892
Qualified XII (0.60)	33,316.928	11.78	392,473
Qualified XII (0.65)	69,783.726	11.70	816,470
Qualified XII (0.70)	75,884.183	11.62	881,774
Qualified XII (0.75)	181,459.607	11.54	2,094,044
Qualified XII (0.80)	71,756.015	12.19	874,706
Qualified XII (0.85)	177,327.594	16.93	3,002,156
Qualified XII (0.90)	18,682.846	11.86	221,579
Qualified XII (0.95)	136,484.699	16.66	2,273,835
Qualified XII (1.00)	355,824.897	16.53	5,881,786
Qualified XII (1.05)	38,434.360	16.40	630,324
Qualified XII (1.10)	59,959.878	16.28	976,147
Qualified XII (1.15)	48,131.568	16.15	777,325
Qualified XII (1.20)	8,351.741	16.02	133,795
Qualified XII (1.25)	51,876.753	15.90	824,840
Qualified XII (1.30)	58.419	15.78	922
Qualified XII (1.40)	18,909.714	15.53	293,668
Qualified XII (1.45)	300.072	15.41	4,624
Qualified XII (1.50)	1,666.959	15.29	25,488
Qualified XIII	330.846	18.95	6,270
Qualified XV	4,416.659	18.92	83,563
Qualified XVI	32,710.640	17.43	570,146
Qualified XVIII	2,458.804	19.57	48,119
Qualified XXII	1,446.155	19.95	28,851
Qualified XXVII	173,741.853	18.60	3,231,598
Qualified XXVIII	101,101.293	18.58	1,878,462
Qualified XXXII	4,227.033	11.60	49,034
Qualified XXXIII (0.65)	6,658.034	12.22	81,361
Qualified XXXIV	25,629.046	8.45	216,565
Qualified XXXVI	9,564.758	12.35	118,125
Qualified XXXVIII	17,839.525	8.68	154,847
Qualified XLIII	141.360	8.47	1,197
Qualified LIV	17,551.955	11.06	194,125
Qualified LVI	40,241.884	11.38	457,953
	3,981,215.036		$ 61,427,271

348

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	88,652.803	$10.47 to $12.99	$ 1,082,597
Contracts in accumulation period:
ING Custom Choice 65	201.445	11.65	2,347
ING MAP PLUS NP1	16,633.266	12.39	206,086
ING MAP PLUS NP6	44,223.358	12.14	536,872
ING MAP PLUS NP8	22,539.843	12.05	271,605
ING MAP PLUS NP9	322.864	12.00	3,874
ING MAP PLUS NP11	30,622.536	11.91	364,714
ING MAP PLUS NP12	110,580.381	11.86	1,311,483
ING MAP PLUS NP13	10,837.534	11.81	127,991
ING MAP PLUS NP14	2,042.726	11.77	24,043
ING MAP PLUS NP15	81,089.797	11.72	950,372
ING MAP PLUS NP16	294.943	11.67	3,442
ING MAP PLUS NP17	8,313.630	11.63	96,688
ING MAP PLUS NP19	18,636.569	11.54	215,066
ING MAP PLUS NP20	8,363.117	11.49	96,092
ING MAP PLUS NP21	11,169.570	11.44	127,780
ING MAP PLUS NP22	159.546	11.40	1,819
ING MAP PLUS NP23	8,199.001	11.35	93,059
ING MAP PLUS NP25	17,826.169	11.26	200,723
ING MAP PLUS NP26	6,056.864	11.22	67,958
ING MAP PLUS NP30	5,994.409	11.04	66,178
Qualified V	1,409.155	17.78	25,055
Qualified VI	911,715.157	18.26	16,647,919
Qualified VIII	365.523	18.23	6,663
Qualified X (1.15)	46,371.755	19.00	881,063
Qualified X (1.25)	45,221.344	18.69	845,187
Qualified XII (0.00)	2,285.395	13.96	31,904
Qualified XII (0.05)	4,313.852	20.83	89,858
Qualified XII (0.20)	13,363.105	13.58	181,471
Qualified XII (0.25)	13,765.456	13.49	185,696
Qualified XII (0.30)	22,138.193	13.40	296,652
Qualified XII (0.35)	2,079.085	13.31	27,673
Qualified XII (0.40)	50,479.899	18.38	927,821
Qualified XII (0.45)	33.542	13.13	440
Qualified XII (0.50)	420,768.217	13.43	5,650,917
Qualified XII (0.55)	254,295.989	12.95	3,293,133
Qualified XII (0.60)	26,586.138	12.86	341,898
Qualified XII (0.65)	108,783.344	12.78	1,390,251
Qualified XII (0.70)	70,692.789	12.69	897,091
Qualified XII (0.75)	215,822.725	12.60	2,719,366
Qualified XII (0.80)	79,287.577	13.20	1,046,596
Qualified XII (0.85)	84,516.277	17.37	1,468,048
Qualified XII (0.90)	12,882.563	12.86	165,670
Qualified XII (0.95)	173,263.544	17.10	2,962,807
Qualified XII (1.00)	193,617.408	16.96	3,283,751
Qualified XII (1.05)	30,668.670	16.83	516,154
Qualified XII (1.10)	50,628.057	16.70	845,489

349

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
Qualified XII (1.15)	45,609.775	$ 16.57	$ 755,754
Qualified XII (1.20)	16,254.511	16.44	267,224
Qualified XII (1.25)	86,534.309	16.31	1,411,375
Qualified XII (1.30)	119.980	16.19	1,942
Qualified XII (1.40)	18,920.979	15.94	301,600
Qualified XII (1.45)	757.830	15.81	11,981
Qualified XII (1.50)	1,570.940	15.69	24,648
Qualified XIII	288.763	19.13	5,524
Qualified XV	3,913.474	19.10	74,747
Qualified XVI	14,411.245	17.60	253,638
Qualified XVIII	3,114.665	19.67	61,265
Qualified XXII	508.938	20.14	10,250
Qualified XXVII	122,760.129	18.78	2,305,435
Qualified XXVIII	48,892.242	18.75	916,730
Qualified XXXII	1,784.053	11.83	21,105
Qualified XXXIII (0.65)	3,410.697	12.75	43,486
Qualified XXXIV	15,214.840	9.12	138,759
Qualified XXXVI	5,071.466	12.89	65,371
Qualified XXXVIII	14,466.661	9.37	135,553
Qualified LIV	8,463.213	11.44	96,819
Qualified LVI	33,945.066	11.77	399,533
	3,774,128.906		$ 57,882,101
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	88,745.061	$ 9.65	$ 856,390

ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,065,113.146	$11.38 to $308.39	$ 75,809,381
Contracts in accumulation period:
ING Custom Choice 62	5,547.579	12.32	68,346
ING Custom Choice 65	125,758.065	12.39	1,558,142
ING MAP PLUS NP28	71.526	10.91	780
ING MAP PLUS NP32	57.553	10.88	626
Qualified I	21,655.403	296.73	6,425,808
Qualified V	967.898	22.35	21,633
Qualified VI	18,198,773.670	22.87	416,205,954
Qualified VII	1,579,338.241	21.73	34,319,020
Qualified VIII	13,641.066	21.22	289,463
Qualified IX	4,043.457	22.69	91,746
Qualified X (1.15)	944,847.652	23.29	22,005,502
Qualified X (1.25)	2,556,514.652	22.87	58,467,490
Qualified XII (0.05)	117,176.639	26.09	3,057,139
Qualified XII (0.10)	188.496	10.77	2,030
Qualified XII (0.20)	311,170.169	10.62	3,304,627
Qualified XII (0.25)	272,901.536	10.55	2,879,111
Qualified XII (0.30)	376,096.119	10.48	3,941,487
Qualified XII (0.35)	69,216.672	10.41	720,546
Qualified XII (0.40)	274,781.320	17.05	4,685,022

350

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I (continued)
Qualified XII (0.45)	2,078.809	$ 10.27	$ 21,349
Qualified XII (0.50)	847,975.275	10.72	9,090,295
Qualified XII (0.55)	506,040.997	10.13	5,126,195
Qualified XII (0.60)	425,911.296	10.06	4,284,668
Qualified XII (0.65)	1,161,693.893	9.99	11,605,322
Qualified XII (0.70)	788,908.793	9.92	7,825,975
Qualified XII (0.75)	1,303,429.429	9.86	12,851,814
Qualified XII (0.80)	2,497,907.404	10.73	26,802,546
Qualified XII (0.85)	2,300,920.960	16.11	37,067,837
Qualified XII (0.90)	197,096.259	10.31	2,032,062
Qualified XII (0.95)	1,861,396.397	15.86	29,521,747
Qualified XII (1.00)	3,122,470.092	15.74	49,147,679
Qualified XII (1.05)	192,711.550	15.61	3,008,227
Qualified XII (1.10)	227,291.684	15.49	3,520,748
Qualified XII (1.15)	499,692.726	15.37	7,680,277
Qualified XII (1.20)	35,569.576	15.25	542,436
Qualified XII (1.25)	105,339.237	15.13	1,593,783
Qualified XII (1.30)	8,004.836	15.01	120,153
Qualified XII (1.35)	7,342.840	14.90	109,408
Qualified XII (1.40)	54,653.581	14.78	807,780
Qualified XII (1.45)	2,560.159	14.67	37,558
Qualified XII (1.50)	9,333.995	14.55	135,810
Qualified XIII	1,649.790	23.97	39,545
Qualified XV	55,857.341	23.93	1,336,666
Qualified XVI	374,687.439	22.05	8,261,858
Qualified XVII	912,331.236	23.72	21,640,497
Qualified XVIII	1,012,270.793	23.72	24,011,063
Qualified XIX	4,613.616	307.74	1,419,794
Qualified XX	22,158.833	232.32	5,147,940
Qualified XXI	896.680	24.39	21,870
Qualified XXII	674.521	25.23	17,018
Qualified XXVII	429,960.089	230.41	99,067,104
Qualified XXVIII	20,273.355	230.10	4,664,899
Qualified XXIX	846.092	224.01	189,533
Qualified XXX	14,600.771	217.89	3,181,362
Qualified XXXII	309,546.724	12.58	3,894,098
Qualified XXXIV	134,901.235	8.82	1,189,829
Qualified XXXVI	160,471.231	11.52	1,848,629
Qualified XXXVIII	385,420.278	9.07	3,495,762
Qualified XLII	295,155.959	9.07	2,677,065
Qualified XLIII	23,494.519	8.84	207,692
Qualified LIV	202,806.601	12.16	2,466,128
Qualified LVI	1,006,097.025	12.51	12,586,274
Qualified LIX	2,376.878	11.68	27,762
	47,467,281.653		$ 1,044,179,910

351

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP8	19,230.571	$ 13.95	$ 268,266
ING MAP PLUS NP11	24.974	13.90	347
ING MAP PLUS NP17	620.627	13.79	8,558
ING MAP PLUS NP18	1,497.282	13.77	20,618
ING MAP PLUS NP19	1,576.519	13.75	21,677
ING MAP PLUS NP21	205.997	13.72	2,826
ING MAP PLUS NP22	443.023	13.70	6,069
ING MAP PLUS NP23	1,270.375	13.68	17,379
ING MAP PLUS NP26	1,183.343	13.63	16,129
ING MAP PLUS NP28	52.762	13.59	717
ING MAP PLUS NP30	75.062	13.55	1,017
Qualified XII (0.00)	870.203	9.90	8,615
Qualified XII (0.20)	16.826	9.82	165
Qualified XII (0.50)	709,687.898	9.69	6,876,876
Qualified XII (0.75)	528.777	9.58	5,066
	737,284.239		$ 7,254,325
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	30,370.350	$ 10.14	$ 307,955
Qualified X (1.25)	24,015.731	10.14	243,520
Qualified XVIII	1,426.196	10.14	14,462
Qualified XXVII	37,878.170	10.50	397,721
Qualified XXXII	246.392	10.14	2,498
	93,936.839		$ 966,156
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	11,301.319	$ 10.13	$ 114,482
Qualified X (1.25)	5,817.731	10.13	58,934
Qualified XVIII	14,626.546	10.14	148,313
Qualified XXXII	764.255	10.13	7,742
	32,509.851		$ 329,471
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	1,732.072	$ 10.24	$ 17,736
Qualified X (1.25)	7,891.564	10.24	80,810
	9,623.636		$ 98,546
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.15)	8.368	$ 10.18	$ 85
Qualified X (1.25)	4,583.762	10.17	46,617
	4,592.130		$ 46,702
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	2,147.784	$ 10.47	$ 22,487
Qualified X (1.25)	819.249	10.47	8,578
	2,967.033		$ 31,065

352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	262.205	$ 8.39	$ 2,200

ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,448.236	$ 14.23	$ 20,608
ING Custom Choice 65	8,956.721	15.37	137,665
ING MAP PLUS NP6	350.496	12.95	4,539
ING MAP PLUS NP8	6,214.008	12.85	79,850
ING MAP PLUS NP11	1,996.387	12.70	25,354
ING MAP PLUS NP12	1,001.836	12.65	12,673
ING MAP PLUS NP13	900.998	12.60	11,353
ING MAP PLUS NP14	9,514.196	12.55	119,403
ING MAP PLUS NP15	5,223.174	12.50	65,290
ING MAP PLUS NP16	1,034.832	12.45	12,884
ING MAP PLUS NP18	3,278.012	12.35	40,483
ING MAP PLUS NP19	463.937	12.30	5,706
ING MAP PLUS NP20	2,100.089	12.25	25,726
ING MAP PLUS NP21	930.218	12.21	11,358
ING MAP PLUS NP22	2.705	12.16	33
ING MAP PLUS NP23	3,994.226	12.11	48,370
ING MAP PLUS NP25	3,354.265	12.01	40,285
ING MAP PLUS NP26	290.282	11.97	3,475
Qualified V	2,337.574	4.51	10,542
Qualified VI	2,474,648.187	4.60	11,383,382
Qualified X (1.15)	114,751.634	4.65	533,595
Qualified X (1.25)	148,302.817	4.60	682,193
Qualified XII (0.00)	12,654.466	5.32	67,322
Qualified XII (0.05)	135,782.166	5.18	703,352
Qualified XII (0.20)	26,472.387	5.20	137,656
Qualified XII (0.25)	55,269.147	5.17	285,741
Qualified XII (0.30)	47,478.018	5.14	244,037
Qualified XII (0.40)	99,572.323	5.08	505,827
Qualified XII (0.50)	756,139.936	5.02	3,795,822
Qualified XII (0.55)	42,772.453	4.99	213,435
Qualified XII (0.60)	26,410.391	4.96	130,996
Qualified XII (0.65)	699,305.396	4.93	3,447,576
Qualified XII (0.70)	57,394.488	4.90	281,233
Qualified XII (0.75)	284,725.047	4.87	1,386,611
Qualified XII (0.80)	486,017.853	4.84	2,352,326
Qualified XII (0.85)	456,067.135	4.82	2,198,244
Qualified XII (0.90)	17,145.808	4.79	82,128
Qualified XII (0.95)	255,800.756	4.76	1,217,612
Qualified XII (1.00)	1,134,018.672	4.73	5,363,908
Qualified XII (1.05)	21,712.283	4.70	102,048
Qualified XII (1.10)	51,352.929	4.68	240,332
Qualified XII (1.15)	21,954.378	4.65	102,088
Qualified XII (1.20)	12,436.439	4.62	57,456

353

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I (continued)
Qualified XII (1.25)	104,860.349	$ 4.59	$ 481,309
Qualified XII (1.30)	2,814.681	4.57	12,863
Qualified XII (1.40)	16,081.867	4.51	72,529
Qualified XII (1.45)	2,323.339	4.49	10,432
Qualified XII (1.50)	1,497.626	4.46	6,679
Qualified XV	19,838.767	4.76	94,433
Qualified XVI	63,612.989	4.46	283,714
Qualified XVII	3,319.904	4.68	15,537
Qualified XVIII	1,042.501	4.73	4,931
Qualified XXI	129,544.608	4.85	628,291
Qualified XXVII	1,454,534.935	4.62	6,719,951
Qualified XXXII	257.940	12.76	3,291
Qualified XXXIV	1,839.756	9.26	17,036
Qualified XXXVI	8,334.175	11.92	99,343
Qualified XXXVIII	9,378.596	9.52	89,284
Qualified XLIII	2,116.360	9.28	19,640
Qualified LIV	11,997.771	15.09	181,046
Qualified LVI	51,530.522	15.53	800,269
Qualified LIX	2,338.266	12.09	28,270
	9,378,842.253		$ 45,759,365
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	253,900.495	$8.03 to $18.98	$ 3,111,161
Contracts in accumulation period:
ING Custom Choice 62	8,825.330	11.42	100,785
ING Custom Choice 65	38,736.845	11.43	442,762
ING MAP PLUS NP1	15,872.639	11.76	186,662
ING MAP PLUS NP4	15,541.638	11.62	180,594
ING MAP PLUS NP6	177.127	11.53	2,042
ING MAP PLUS NP8	34,007.542	11.44	389,046
ING MAP PLUS NP9	66,376.233	11.39	756,025
ING MAP PLUS NP11	13,210.893	11.30	149,283
ING MAP PLUS NP12	3,080.753	11.26	34,689
ING MAP PLUS NP13	2,075.198	11.21	23,263
ING MAP PLUS NP14	5,297.073	11.17	59,168
ING MAP PLUS NP15	6,686.633	11.13	74,422
ING MAP PLUS NP16	1,316.847	11.08	14,591
ING MAP PLUS NP17	6,001.452	11.04	66,256
ING MAP PLUS NP18	2,654.882	10.99	29,177
ING MAP PLUS NP19	1,304.409	10.95	14,283
ING MAP PLUS NP20	6,036.833	10.91	65,862
ING MAP PLUS NP21	14,340.483	10.87	155,881
ING MAP PLUS NP22	945.667	10.82	10,232
ING MAP PLUS NP23	1,275.953	10.78	13,755
ING MAP PLUS NP24	874.677	10.74	9,394
ING MAP PLUS NP26	2,674.688	10.65	28,485
ING MAP PLUS NP27	310.732	10.61	3,297
ING MAP PLUS NP28	1,218.474	10.57	12,879
ING MAP PLUS NP29	2.807	10.53	30

354

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I (continued)
ING MAP PLUS NP30	977.853	$ 10.49	$ 10,258
ING MAP PLUS NP32	650.684	10.40	6,767
Qualified V	51.009	18.52	945
Qualified VI	4,493,942.514	18.98	85,295,029
Qualified VIII	2,274.632	18.95	43,104
Qualified X (1.15)	244,931.405	19.27	4,719,828
Qualified X (1.25)	259,678.194	18.98	4,928,692
Qualified XII (0.00)	19.916	13.48	268
Qualified XII (0.05)	136,949.592	21.65	2,964,959
Qualified XII (0.10)	293.812	13.30	3,908
Qualified XII (0.20)	101,530.601	13.12	1,332,081
Qualified XII (0.25)	98,685.678	13.03	1,285,874
Qualified XII (0.30)	38,953.010	12.94	504,052
Qualified XII (0.35)	12,359.708	12.86	158,946
Qualified XII (0.40)	178,882.976	21.36	3,820,940
Qualified XII (0.45)	633.984	12.68	8,039
Qualified XII (0.50)	450,565.046	13.39	6,033,066
Qualified XII (0.55)	171,386.899	12.51	2,144,050
Qualified XII (0.60)	102,712.372	12.43	1,276,715
Qualified XII (0.65)	498,992.267	12.34	6,157,565
Qualified XII (0.70)	275,989.062	12.26	3,383,626
Qualified XII (0.75)	470,982.433	12.17	5,731,856
Qualified XII (0.80)	736,738.176	13.49	9,938,598
Qualified XII (0.85)	722,676.249	20.17	14,576,380
Qualified XII (0.90)	49,280.707	12.91	636,214
Qualified XII (0.95)	507,392.535	19.87	10,081,890
Qualified XII (1.00)	2,055,559.024	19.72	40,535,624
Qualified XII (1.05)	38,261.543	19.57	748,778
Qualified XII (1.10)	130,402.823	19.42	2,532,423
Qualified XII (1.15)	150,031.124	19.27	2,891,100
Qualified XII (1.20)	22,162.917	19.12	423,755
Qualified XII (1.25)	119,041.814	18.98	2,259,414
Qualified XII (1.30)	5,723.477	18.83	107,773
Qualified XII (1.35)	410.323	18.69	7,669
Qualified XII (1.40)	13,105.219	18.55	243,102
Qualified XII (1.45)	6,759.743	18.40	124,379
Qualified XII (1.50)	5,763.907	18.26	105,249
Qualified XV	21,794.336	19.85	432,618
Qualified XVI	96,281.314	18.29	1,760,985
Qualified XVII	13,728.856	19.25	264,280
Qualified XVIII	29,138.040	19.97	581,887
Qualified XXVII	1,326,055.924	19.52	25,884,612
Qualified XXVIII	290,726.039	19.49	5,666,251
Qualified XXXII	14,732.809	11.61	171,048
Qualified XXXIII (0.65)	9,586.524	11.39	109,191
Qualified XXXIV	25,770.385	8.46	218,017
Qualified XXXVI	44,667.570	11.51	514,124
Qualified XXXVIII	141,117.675	8.69	1,226,313

355

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I (continued)
Qualified XLIII	6,553.116	8.47	55,505
Qualified LIV	105,309.197	11.22	1,181,569
Qualified LVI	321,626.394	11.55	3,714,785
Qualified LIX	10,290.097	11.68	120,188
	15,064,877.807		$ 262,858,313
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	36,667.016	$ 10.44	$ 382,804

ING Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	93,730.245	$ 13.82	$ 1,295,352
Contracts in accumulation period:
ING Custom Choice 62	8,394.924	13.64	114,507
ING Custom Choice 65	17,050.972	12.99	221,492
ING MAP PLUS NP1	16,474.847	14.06	231,636
ING MAP PLUS NP6	1,981.528	13.78	27,305
ING MAP PLUS NP8	16,820.444	13.68	230,104
ING MAP PLUS NP9	30,521.622	13.62	415,704
ING MAP PLUS NP10	82.091	13.57	1,114
ING MAP PLUS NP11	7,532.919	13.51	101,770
ING MAP PLUS NP12	11,315.304	13.46	152,304
ING MAP PLUS NP13	2,808.823	13.41	37,666
ING MAP PLUS NP14	21,150.137	13.35	282,354
ING MAP PLUS NP15	10,876.098	13.30	144,652
ING MAP PLUS NP16	856.851	13.25	11,353
ING MAP PLUS NP17	627.287	13.20	8,280
ING MAP PLUS NP18	1,698.009	13.15	22,329
ING MAP PLUS NP19	5,027.622	13.09	65,812
ING MAP PLUS NP21	4,185.702	12.99	54,372
ING MAP PLUS NP22	1,163.351	12.94	15,054
ING MAP PLUS NP23	3,260.708	12.89	42,031
ING MAP PLUS NP24	550.383	12.84	7,067
ING MAP PLUS NP25	23.439	12.79	300
ING MAP PLUS NP26	1,154.904	12.74	14,713
ING MAP PLUS NP28	3,428.819	12.64	43,340
ING MAP PLUS NP29	1,587.768	12.59	19,990
ING MAP PLUS NP30	1,394.317	12.54	17,485
Qualified V	485.437	21.42	10,398
Qualified VI	2,506,418.553	21.90	54,890,566
Qualified VIII	248.129	21.88	5,429
Qualified X (1.15)	84,304.151	22.20	1,871,552
Qualified X (1.25)	176,725.076	21.90	3,870,279
Qualified XII (0.00)	3,884.632	26.58	103,254
Qualified XII (0.05)	156,460.689	24.88	3,892,742
Qualified XII (0.05)	60,367.293	24.88	1,501,938
Qualified XII (0.10)	35.241	26.22	924
Qualified XII (0.20)	174,024.473	25.86	4,500,273
Qualified XII (0.25)	86,553.389	25.69	2,223,557

356

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.30)	43,620.221	$ 25.51	$ 1,112,752
Qualified XII (0.35)	1,699.935	25.34	43,076
Qualified XII (0.40)	188,067.275	24.53	4,613,290
Qualified XII (0.50)	393,949.225	24.27	9,561,148
Qualified XII (0.55)	120,941.504	24.66	2,982,417
Qualified XII (0.60)	1,029,153.274	24.49	25,203,964
Qualified XII (0.65)	584,189.031	24.33	14,213,319
Qualified XII (0.70)	114,053.411	24.16	2,755,530
Qualified XII (0.75)	244,990.228	24.00	5,879,765
Qualified XII (0.80)	380,697.938	23.29	8,866,455
Qualified XII (0.85)	632,017.466	23.13	14,618,564
Qualified XII (0.90)	44,198.720	22.97	1,015,245
Qualified XII (0.95)	433,511.577	22.82	9,892,734
Qualified XII (1.00)	1,145,391.489	22.66	25,954,571
Qualified XII (1.05)	39,895.408	22.51	898,046
Qualified XII (1.10)	112,517.264	22.35	2,514,761
Qualified XII (1.15)	96,921.641	22.20	2,151,660
Qualified XII (1.20)	19,580.242	22.05	431,744
Qualified XII (1.25)	131,858.002	21.90	2,887,690
Qualified XII (1.30)	3,875.811	21.75	84,299
Qualified XII (1.35)	660.410	21.60	14,265
Qualified XII (1.40)	11,665.386	21.45	250,223
Qualified XII (1.45)	3,528.080	21.31	75,183
Qualified XII (1.50)	2,318.459	21.16	49,059
Qualified XV	11,765.277	22.82	268,484
Qualified XVI	71,484.601	21.16	1,512,614
Qualified XVII	1,324.464	21.90	29,006
Qualified XVIII	8,045.171	21.90	176,189
Qualified XXVII	1,773,436.516	23.45	41,587,086
Qualified XXVIII	771,243.752	23.42	18,062,529
Qualified XXXII	9,105.974	13.65	124,297
Qualified XXXIII (0.65)	13,600.607	16.55	225,090
Qualified XXXIV	29,609.864	9.33	276,260
Qualified XXXVI	33,026.718	16.73	552,537
Qualified XXXVIII	100,861.803	9.59	967,265
Qualified XLIII	4,191.138	9.35	39,187
Qualified LIV	116,036.507	12.76	1,480,626
Qualified LVI	200,750.832	13.13	2,635,858
Qualified LIX	374.166	16.97	6,350
	12,437,365.564		$ 280,462,136
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	34,209.998	$ 11.36	$ 388,626

357

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	51,788.435	$ 13.32	$ 689,822
Contracts in accumulation period:
ING Custom Choice 62	6,814.430	13.00	88,588
ING Custom Choice 65	7,360.309	12.11	89,133
ING MAP PLUS NP1	19,665.258	13.37	262,924
ING MAP PLUS NP6	5,710.400	13.11	74,863
ING MAP PLUS NP8	4,759.165	13.01	61,917
ING MAP PLUS NP9	12,106.585	12.96	156,901
ING MAP PLUS NP10	81.773	12.90	1,055
ING MAP PLUS NP11	28,755.752	12.85	369,511
ING MAP PLUS NP12	14,239.920	12.80	182,271
ING MAP PLUS NP13	1,456.883	12.75	18,575
ING MAP PLUS NP14	7,192.931	12.70	91,350
ING MAP PLUS NP15	1,391.182	12.65	17,598
ING MAP PLUS NP16	121.424	12.60	1,530
ING MAP PLUS NP17	110.935	12.55	1,392
ING MAP PLUS NP18	519.228	12.50	6,490
ING MAP PLUS NP19	4,413.618	12.45	54,950
ING MAP PLUS NP20	1,495.555	12.40	18,545
ING MAP PLUS NP21	1,483.919	12.36	18,341
ING MAP PLUS NP22	694.193	12.31	8,546
ING MAP PLUS NP23	1,037.604	12.26	12,721
ING MAP PLUS NP26	1,741.770	12.11	21,093
ING MAP PLUS NP28	2,201.932	12.02	26,467
ING MAP PLUS NP29	60.148	11.97	720
Qualified V	2,669.773	15.30	40,848
Qualified VI	1,426,342.881	15.64	22,308,003
Qualified X (1.15)	39,740.568	15.86	630,285
Qualified X (1.25)	114,110.759	15.64	1,784,692
Qualified XII (0.00)	31.755	19.30	613
Qualified XII (0.05)	102,530.346	17.77	1,821,964
Qualified XII (0.05)	15,807.716	17.77	280,903
Qualified XII (0.10)	99.785	19.04	1,900
Qualified XII (0.20)	114,736.627	18.78	2,154,754
Qualified XII (0.25)	22,071.503	18.65	411,634
Qualified XII (0.30)	24,379.012	18.53	451,743
Qualified XII (0.35)	1,161.452	18.40	21,371
Qualified XII (0.40)	150,542.704	17.52	2,637,508
Qualified XII (0.50)	322,594.342	17.33	5,590,560
Qualified XII (0.55)	51,422.619	17.91	920,979
Qualified XII (0.60)	28,920.379	17.78	514,204
Qualified XII (0.65)	266,756.787	17.66	4,710,925
Qualified XII (0.70)	61,093.713	17.54	1,071,584
Qualified XII (0.75)	117,831.108	17.42	2,052,618
Qualified XII (0.80)	299,261.671	16.64	4,979,714
Qualified XII (0.85)	386,222.279	16.52	6,380,392
Qualified XII (0.90)	47,531.107	16.41	779,985
Qualified XII (0.95)	247,589.802	16.30	4,035,714

358

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I (continued)
Qualified XII (1.00)	764,655.060	$ 16.19	$ 12,379,765
Qualified XII (1.05)	11,802.144	16.08	189,778
Qualified XII (1.10)	72,019.152	15.97	1,150,146
Qualified XII (1.15)	51,154.265	15.86	811,307
Qualified XII (1.20)	18,575.146	15.75	292,559
Qualified XII (1.25)	78,982.843	15.64	1,235,292
Qualified XII (1.30)	1,349.936	15.54	20,978
Qualified XII (1.35)	1.259	15.43	19
Qualified XII (1.40)	8,932.166	15.33	136,930
Qualified XII (1.45)	2,098.281	15.22	31,936
Qualified XII (1.50)	2,425.873	15.12	36,679
Qualified XV	12,383.602	16.30	201,853
Qualified XVI	51,897.970	15.12	784,697
Qualified XVII	71.075	15.64	1,112
Qualified XVIII	8,682.842	15.64	135,800
Qualified XXVII	1,085,529.852	16.71	18,139,204
Qualified XXVIII	378,699.289	16.69	6,320,491
Qualified XXXII	2,077.998	13.08	27,180
Qualified XXXIII (0.65)	13,063.770	16.23	212,025
Qualified XXXIV	10,665.603	9.19	98,017
Qualified XXXVI	15,773.895	16.41	258,850
Qualified XXXVIII	60,076.887	9.45	567,727
Qualified XLIII	2,951.556	9.21	27,184
Qualified LIV	24,021.999	11.89	285,622
Qualified LVI	107,579.787	12.23	1,315,701
Qualified LIX	1,253.064	16.64	20,851
	6,805,377.351		$ 110,539,899
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	17,144.491	$ 10.53	$ 180,531

ING International Index Portfolio - Class I
Currently payable annuity contracts:	44,945.618	$12.31 to $12.49	$ 560,785
Contracts in accumulation period:
ING Custom Choice 62	319.752	6.90	2,206
ING Custom Choice 65	1,554.244	7.12	11,066
ING MAP PLUS NP1	5,357.655	7.16	38,361
ING MAP PLUS NP12	443.111	7.02	3,111
ING MAP PLUS NP15	1,990.251	6.98	13,892
ING MAP PLUS NP19	272.519	6.93	1,889
ING MAP PLUS NP23	3,805.012	6.88	26,178
ING MAP PLUS NP25	101.216	6.85	693
ING MAP PLUS NP29	120.093	6.80	817
ING MAP PLUS NP30	1,471.661	6.79	9,993
ING MAP PLUS NP32	33.845	6.77	229
Qualified VI	726,535.200	6.90	5,013,093
Qualified VIII	17.055	6.90	118
Qualified X (1.15)	27,231.077	11.82	321,871

359

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class I (continued)
Qualified X (1.25)	44,617.519	$ 11.79	$ 526,041
Qualified XII (0.00)	731.816	7.22	5,284
Qualified XII (0.05)	9,595.889	7.22	69,282
Qualified XII (0.10)	51.217	7.20	369
Qualified XII (0.20)	4,866.690	7.17	34,894
Qualified XII (0.25)	21,402.669	7.16	153,243
Qualified XII (0.30)	23,172.709	7.15	165,685
Qualified XII (0.35)	274.669	7.13	1,958
Qualified XII (0.40)	31,583.983	7.12	224,878
Qualified XII (0.50)	81,042.520	7.09	574,591
Qualified XII (0.55)	6,637.949	7.08	46,997
Qualified XII (0.60)	10,141.579	7.07	71,701
Qualified XII (0.65)	112,564.310	7.06	794,704
Qualified XII (0.70)	25,923.760	7.04	182,503
Qualified XII (0.75)	94,695.060	7.03	665,706
Qualified XII (0.80)	89,628.276	7.02	629,190
Qualified XII (0.85)	135,054.393	7.00	945,381
Qualified XII (0.90)	8,800.419	6.99	61,515
Qualified XII (0.95)	125,262.597	6.98	874,333
Qualified XII (1.00)	320,786.198	6.97	2,235,880
Qualified XII (1.05)	2,252.722	6.95	15,656
Qualified XII (1.10)	23,367.179	6.94	162,168
Qualified XII (1.15)	34,769.203	6.93	240,951
Qualified XII (1.20)	7,184.578	6.92	49,717
Qualified XII (1.25)	35,819.267	6.90	247,153
Qualified XII (1.30)	100.238	6.89	691
Qualified XII (1.35)	47.205	6.88	325
Qualified XII (1.40)	3,157.525	6.86	21,661
Qualified XII (1.45)	561.765	6.85	3,848
Qualified XII (1.50)	36.330	6.84	248
Qualified XV	7,747.898	6.98	54,080
Qualified XVI	12,295.553	6.84	84,102
Qualified XVII	276.458	6.90	1,908
Qualified XVIII	2,925.980	11.87	34,731
Qualified XXI	12,141.255	7.02	85,232
Qualified XXVII	183,247.030	10.22	1,872,785
Qualified XXXII	713.115	11.79	8,408
Qualified XXXIV	374.602	7.03	2,633
Qualified XXXVI	3,495.595	7.08	24,749
Qualified XXXVIII	2,712.830	7.22	19,587
Qualified XLIII	358.990	7.04	2,527
Qualified LIV	12,486.051	7.02	87,652
Qualified LVI	32,073.115	7.16	229,644
Qualified LIX	4,821.296	7.09	34,183
	2,343,998.311		$ 17,553,076

360

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	542.858	$ 11.98	$ 6,503

ING Russell™ Large Cap Growth Index Portfolio - Class I
Currently payable annuity contracts:	3,757.545	$ 14.71	$ 55,273
Contracts in accumulation period:
ING Custom Choice 65	142.524	14.70	2,095
Qualified V	3.913	14.31	56
Qualified VI	94,374.065	14.37	1,356,155
Qualified X (1.15)	3,849.859	14.41	55,476
Qualified X (1.25)	9,307.946	14.37	133,755
Qualified XII (0.20)	3,947.405	14.78	58,343
Qualified XII (0.30)	237.642	14.74	3,503
Qualified XII (0.40)	8,337.246	14.70	122,558
Qualified XII (0.50)	1,229.947	14.66	18,031
Qualified XII (0.55)	50.751	14.64	743
Qualified XII (0.60)	768.300	14.62	11,233
Qualified XII (0.65)	12,223.215	14.60	178,459
Qualified XII (0.70)	4,496.068	14.58	65,553
Qualified XII (0.75)	2,752.251	14.56	40,073
Qualified XII (0.80)	4,439.783	14.54	64,554
Qualified XII (0.85)	26,638.924	14.52	386,797
Qualified XII (0.90)	5,120.511	14.51	74,299
Qualified XII (0.95)	35,479.415	14.49	514,097
Qualified XII (1.00)	33,612.733	14.47	486,376
Qualified XII (1.05)	25.105	14.45	363
Qualified XII (1.10)	14,588.228	14.43	210,508
Qualified XII (1.15)	1,267.073	14.41	18,259
Qualified XII (1.20)	169.949	14.39	2,446
Qualified XII (1.25)	9,306.562	14.37	133,735
Qualified XII (1.40)	790.656	14.31	11,314
Qualified XII (1.45)	83.662	14.30	1,196
Qualified XII (1.50)	31.828	14.28	455
Qualified XV	397.729	14.49	5,763
Qualified XVI	898.922	14.28	12,837
Qualified XVII	345.188	14.41	4,974
Qualified XXVII	79,558.459	14.37	1,143,255
Qualified XXXII	532.920	14.37	7,658
Qualified XXXIV	571.084	14.51	8,286
Qualified XXXVIII	1,545.546	14.86	22,967
Qualified XLIII	110.743	14.56	1,612
Qualified LIV	1,436.926	14.54	20,893
Qualified LVI	4,993.951	14.76	73,711
	367,424.574		$ 5,307,661

361

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP8	63.943	$ 14.63	$ 935
ING MAP PLUS NP12	148.372	14.55	2,159
ING MAP PLUS NP15	4,969.729	14.49	72,011
ING MAP PLUS NP23	1,046.083	14.34	15,001
ING MAP PLUS NP25	98.091	14.30	1,403
ING MAP PLUS NP28	59.215	14.24	843
Qualified XII (0.00)	502.459	14.24	7,155
Qualified XII (0.50)	34,242.619	14.06	481,451
	41,130.511		$ 580,958
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,869.581	$ 9.09	$ 26,084
ING Custom Choice 65	180.617	9.37	1,692
ING MAP PLUS NP1	13,146.046	9.47	124,493
ING MAP PLUS NP3	1,222.816	9.44	11,543
ING MAP PLUS NP5	0.016	9.40	-
ING MAP PLUS NP6	2,126.605	9.39	19,969
ING MAP PLUS NP8	10,662.860	9.35	99,698
ING MAP PLUS NP9	24,506.453	9.33	228,645
ING MAP PLUS NP11	181.024	9.30	1,684
ING MAP PLUS NP12	7,445.894	9.28	69,098
ING MAP PLUS NP13	4,784.282	9.27	44,350
ING MAP PLUS NP15	8,796.672	9.23	81,193
ING MAP PLUS NP16	54.070	9.22	499
ING MAP PLUS NP17	2,400.052	9.20	22,080
ING MAP PLUS NP18	823.251	9.18	7,557
ING MAP PLUS NP19	1,227.585	9.17	11,257
ING MAP PLUS NP23	4,824.636	9.10	43,904
ING MAP PLUS NP25	8,321.639	9.07	75,477
ING MAP PLUS NP26	468.851	9.05	4,243
ING MAP PLUS NP28	889.269	9.02	8,021
ING MAP PLUS NP30	40.862	8.99	367
ING MAP PLUS NP32	20.089	8.96	180
Qualified VI	382,524.829	9.09	3,477,151
Qualified XII (0.00)	684.853	9.51	6,513
Qualified XII (0.30)	2,792.193	9.41	26,275
Qualified XII (0.40)	19,470.075	9.37	182,435
Qualified XII (0.50)	180,712.848	9.34	1,687,858
Qualified XII (0.55)	3,502.856	9.32	32,647
Qualified XII (0.60)	8,909.218	9.30	82,856
Qualified XII (0.65)	28,817.652	9.29	267,716
Qualified XII (0.70)	9,021.867	9.27	83,633
Qualified XII (0.75)	37,050.274	9.25	342,715
Qualified XII (0.80)	19,664.640	9.24	181,701
Qualified XII (0.85)	87,375.108	9.22	805,598
Qualified XII (0.90)	10,391.180	9.20	95,599
Qualified XII (0.95)	94,922.209	9.19	872,335

362

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
(continued)
Qualified XII (1.00)	215,476.148	$ 9.17	$ 1,975,916
Qualified XII (1.05)	795.403	9.15	7,278
Qualified XII (1.10)	14,945.844	9.14	136,605
Qualified XII (1.15)	14,573.838	9.12	132,913
Qualified XII (1.20)	4,541.575	9.10	41,328
Qualified XII (1.25)	37,559.363	9.09	341,415
Qualified XII (1.30)	1,053.977	9.07	9,560
Qualified XII (1.40)	4,458.765	9.04	40,307
Qualified XII (1.45)	941.899	9.02	8,496
Qualified XII (1.50)	49.246	9.00	443
Qualified XV	3,694.188	9.19	33,950
Qualified XVI	5,920.167	9.00	53,282
Qualified XXI	213,759.797	9.24	1,975,141
Qualified XXXIV	1,020.302	9.25	9,438
Qualified XXXVIII	2,556.810	9.51	24,315
Qualified XLIII	49.367	9.27	458
Qualified LIV	5,411.602	9.24	50,003
Qualified LVI	5,849.816	9.42	55,105
	1,513,491.079		$ 13,923,019
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:	647.752	$ 14.33	$ 9,282

ING Russell™ Large Cap Value Index Portfolio - Class I
Contracts in accumulation period:
Qualified X (1.15)	5,090.699	$ 13.01	$ 66,230
Qualified X (1.25)	9,105.931	12.98	118,195
	14,196.630		$ 184,425
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
ING Custom Choice 65	126.531	$ 13.19	$ 1,669
ING MAP PLUS NP12	47.697	13.13	626
ING MAP PLUS NP23	4,504.054	12.94	58,282
ING MAP PLUS NP25	15.538	12.91	201
Qualified VI	86,292.839	12.89	1,112,315
Qualified XII (0.00)	1,078.157	13.33	14,372
Qualified XII (0.30)	755.439	13.22	9,987
Qualified XII (0.40)	5,375.544	13.19	70,903
Qualified XII (0.50)	28,935.335	13.15	380,500
Qualified XII (0.60)	960.471	13.12	12,601
Qualified XII (0.65)	3,591.059	13.10	47,043
Qualified XII (0.70)	1,867.868	13.08	24,432
Qualified XII (0.75)	2,364.413	13.06	30,879
Qualified XII (0.80)	2,864.005	13.05	37,375
Qualified XII (0.85)	17,662.814	13.03	230,146
Qualified XII (0.90)	255.746	13.01	3,327
Qualified XII (0.95)	7,391.737	13.00	96,093
Qualified XII (1.00)	22,347.388	12.98	290,069
Qualified XII (1.05)	884.038	12.96	11,457
Qualified XII (1.10)	4,848.379	12.94	62,738
Qualified XII (1.15)	3,842.735	12.93	49,687
Qualified XII (1.20)	242.723	12.91	3,134

363

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio - Class S
(continued)
Qualified XII (1.25)	4,603.173	$ 12.89	$ 59,335
Qualified XII (1.30)	41.896	12.88	540
Qualified XII (1.40)	681.864	12.84	8,755
Qualified XII (1.50)	33.555	12.81	430
Qualified XV	735.310	13.00	9,559
Qualified XVI	1,622.941	12.81	20,790
Qualified XXXIV	806.540	13.01	10,493
Qualified XXXVIII	5,578.787	13.33	74,365
Qualified XLIII	817.701	13.06	10,679
Qualified LIV	1,142.723	13.05	14,913
Qualified LVI	2,795.748	13.24	37,016
	215,114.748		$ 2,794,711
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
ING Custom Choice 62	195.487	$ 15.39	$ 3,009
ING Custom Choice 65	1,948.932	15.74	30,676
Qualified VI	95,197.117	15.39	1,465,084
Qualified XII (0.30)	2,713.302	15.78	42,816
Qualified XII (0.40)	10,273.806	15.74	161,710
Qualified XII (0.50)	73,702.483	15.70	1,157,129
Qualified XII (0.55)	2,368.135	15.68	37,132
Qualified XII (0.60)	1,935.753	15.65	30,295
Qualified XII (0.65)	11,863.935	15.63	185,433
Qualified XII (0.70)	7,584.530	15.61	118,395
Qualified XII (0.75)	3,857.371	15.59	60,136
Qualified XII (0.80)	2,662.729	15.57	41,459
Qualified XII (0.85)	17,037.319	15.55	264,930
Qualified XII (0.90)	2,834.999	15.53	44,028
Qualified XII (0.95)	17,781.322	15.51	275,788
Qualified XII (1.00)	44,247.699	15.49	685,397
Qualified XII (1.05)	571.392	15.47	8,839
Qualified XII (1.10)	6,578.726	15.45	101,641
Qualified XII (1.15)	6,393.110	15.43	98,646
Qualified XII (1.20)	640.042	15.41	9,863
Qualified XII (1.25)	7,338.476	15.39	112,939
Qualified XII (1.30)	85.050	15.37	1,307
Qualified XII (1.40)	503.455	15.33	7,718
Qualified XII (1.45)	30.410	15.31	466
Qualified XV	579.853	15.51	8,994
Qualified XVI	1,933.618	15.29	29,565
Qualified XVII	3,030.932	15.43	46,767
Qualified XXXIV	379.670	15.53	5,896
Qualified XXXVIII	1,733.794	15.91	27,585
Qualified XLIII	1,307.474	15.59	20,384
Qualified LIV	1,209.928	15.57	18,839
Qualified LVI	6,562.413	15.80	103,686
	335,083.262		$ 5,206,552

364

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,257.725	$ 9.81	$ 12,338
ING MAP PLUS NP1	6,547.006	10.18	66,649
ING MAP PLUS NP8	2,553.184	10.05	25,659
ING MAP PLUS NP12	111.437	9.97	1,111
ING MAP PLUS NP15	2,591.515	9.92	25,708
ING MAP PLUS NP18	1,688.711	9.86	16,651
ING MAP PLUS NP22	103.440	9.79	1,013
ING MAP PLUS NP23	2,685.433	9.78	26,264
ING MAP PLUS NP25	69.408	9.74	676
ING MAP PLUS NP26	699.526	9.72	6,799
ING MAP PLUS NP29	5,131.458	9.67	49,621
ING MAP PLUS NP32	273.654	9.62	2,633
Qualified VI	223,056.544	9.81	2,188,185
Qualified XII (0.00)	3.654	10.27	38
Qualified XII (0.30)	105.554	10.15	1,071
Qualified XII (0.40)	7,675.875	10.12	77,680
Qualified XII (0.50)	43,125.154	10.08	434,702
Qualified XII (0.55)	492.489	10.06	4,954
Qualified XII (0.60)	4,632.545	10.04	46,511
Qualified XII (0.65)	1,900.586	10.03	19,063
Qualified XII (0.70)	1,933.073	10.01	19,350
Qualified XII (0.75)	14,154.617	9.99	141,405
Qualified XII (0.80)	24,191.614	9.97	241,190
Qualified XII (0.85)	88,857.821	9.95	884,135
Qualified XII (0.90)	9.546	9.93	95
Qualified XII (0.95)	35,014.409	9.92	347,343
Qualified XII (1.00)	173,172.212	9.90	1,714,405
Qualified XII (1.05)	115.725	9.88	1,143
Qualified XII (1.10)	4,014.386	9.86	39,582
Qualified XII (1.15)	5,342.053	9.84	52,566
Qualified XII (1.20)	578.786	9.83	5,689
Qualified XII (1.25)	8,058.427	9.81	79,053
Qualified XII (1.40)	190.824	9.75	1,861
Qualified XV	583.678	9.92	5,790
Qualified XVI	1,868.634	9.72	18,163
Qualified XXI	117,352.050	9.97	1,170,000
Qualified XXXVIII	362.315	10.27	3,721
Qualified XLIII	367.918	10.01	3,683
Qualified LIV	2,157.463	9.97	21,510
Qualified LVI	2,598.584	10.17	26,428
	785,629.033		$ 7,784,438

365

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	955.969	$ 10.29	$ 9,837
ING Custom Choice 65	42.522	10.62	452
ING MAP PLUS NP1	5,917.096	10.68	63,195
ING MAP PLUS NP3	1,103.851	10.64	11,745
ING MAP PLUS NP6	3,829.537	10.58	40,517
ING MAP PLUS NP12	206.815	10.46	2,163
ING MAP PLUS NP15	456.325	10.41	4,750
ING MAP PLUS NP17	5,031.461	10.37	52,176
ING MAP PLUS NP18	1,046.413	10.35	10,830
ING MAP PLUS NP23	3,332.083	10.26	34,187
ING MAP PLUS NP25	65.363	10.22	668
ING MAP PLUS NP26	2,095.751	10.20	21,377
ING MAP PLUS NP29	125.293	10.15	1,272
ING MAP PLUS NP32	153.675	10.09	1,551
Qualified V	69.509	10.23	711
Qualified VI	213,304.373	10.29	2,194,902
Qualified XII (0.30)	1,666.532	10.65	17,749
Qualified XII (0.40)	13,972.621	10.62	148,389
Qualified XII (0.50)	28,413.288	10.58	300,613
Qualified XII (0.55)	1,750.106	10.56	18,481
Qualified XII (0.60)	3,872.393	10.54	40,815
Qualified XII (0.65)	3,856.841	10.52	40,574
Qualified XII (0.70)	7,843.394	10.50	82,356
Qualified XII (0.75)	9,278.436	10.48	97,238
Qualified XII (0.80)	14,290.390	10.46	149,477
Qualified XII (0.85)	98,853.329	10.44	1,032,029
Qualified XII (0.90)	1,917.947	10.42	19,985
Qualified XII (0.95)	17,258.036	10.40	179,484
Qualified XII (1.00)	173,907.741	10.39	1,806,901
Qualified XII (1.05)	597.026	10.37	6,191
Qualified XII (1.10)	5,462.936	10.35	56,541
Qualified XII (1.15)	1,150.045	10.33	11,880
Qualified XII (1.20)	255.603	10.31	2,635
Qualified XII (1.25)	10,079.104	10.29	103,714
Qualified XII (1.40)	679.952	10.24	6,963
Qualified XII (1.45)	11.933	10.22	122
Qualified XVI	646.971	10.20	6,599
Qualified XXI	1,734.227	10.46	18,140
Qualified XXXIV	28.719	10.48	301
Qualified XXXVIII	837.627	10.77	9,021
Qualified XLIII	369.161	10.50	3,876
Qualified LIV	6,294.153	10.46	65,837
Qualified LVI	4,854.132	10.67	51,794
	647,618.679		$ 6,728,038

366

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	91,457.609	$14.41 to $29.56	$ 1,630,690
Contracts in accumulation period:
ING Custom Choice 62	3,271.703	15.78	51,627
ING Custom Choice 65	11,444.732	15.32	175,333
ING MAP PLUS NP6	3,181.715	15.88	50,526
ING MAP PLUS NP8	2,258.318	15.76	35,591
ING MAP PLUS NP9	1,904.352	15.69	29,879
ING MAP PLUS NP11	342.532	15.57	5,333
ING MAP PLUS NP12	12,976.255	15.51	201,262
ING MAP PLUS NP13	2,406.605	15.45	37,182
ING MAP PLUS NP14	1,439.349	15.39	22,152
ING MAP PLUS NP15	3,246.783	15.33	49,773
ING MAP PLUS NP16	6,471.580	15.27	98,821
ING MAP PLUS NP17	712.608	15.20	10,832
ING MAP PLUS NP18	2,456.639	15.14	37,194
ING MAP PLUS NP19	3,149.051	15.09	47,519
ING MAP PLUS NP21	925.810	14.97	13,859
ING MAP PLUS NP22	1,079.362	14.91	16,093
ING MAP PLUS NP23	534.782	14.85	7,942
ING MAP PLUS NP24	0.047	14.79	1
ING MAP PLUS NP25	2,266.722	14.73	33,389
ING MAP PLUS NP26	1,835.963	14.67	26,934
ING MAP PLUS NP28	3,528.058	14.56	51,369
ING MAP PLUS NP29	720.477	14.50	10,447
ING MAP PLUS NP30	4.386	14.44	63
Qualified V	153.648	28.87	4,436
Qualified VI	1,049,345.051	29.56	31,018,640
Qualified VIII	358.870	29.52	10,594
Qualified X (1.15)	75,275.424	30.00	2,258,263
Qualified X (1.25)	70,567.860	29.56	2,085,986
Qualified XII (0.00)	2.558	23.47	60
Qualified XII (0.05)	44,838.598	33.68	1,510,164
Qualified XII (0.20)	109,343.526	22.84	2,497,406
Qualified XII (0.25)	55,123.967	22.68	1,250,212
Qualified XII (0.30)	45,724.943	22.53	1,030,183
Qualified XII (0.35)	1,901.815	22.38	42,563
Qualified XII (0.40)	64,877.989	33.21	2,154,598
Qualified XII (0.45)	454.118	22.08	10,027
Qualified XII (0.50)	106,197.179	22.26	2,363,949
Qualified XII (0.55)	53,750.759	21.78	1,170,692
Qualified XII (0.60)	66,630.591	21.63	1,441,220
Qualified XII (0.65)	118,260.018	21.48	2,540,225
Qualified XII (0.70)	98,334.806	21.34	2,098,465
Qualified XII (0.75)	174,447.903	21.19	3,696,551
Qualified XII (0.80)	356,546.361	22.45	8,004,466
Qualified XII (0.85)	201,089.065	31.35	6,304,142
Qualified XII (0.90)	10,780.173	21.59	232,744
Qualified XII (0.95)	137,528.186	30.89	4,248,246

367

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I (continued)
Qualified XII (1.00)	521,379.257	$ 30.67	$ 15,990,702
Qualified XII (1.05)	23,309.333	30.44	709,536
Qualified XII (1.10)	27,295.004	30.22	824,855
Qualified XII (1.15)	45,378.891	30.00	1,361,367
Qualified XII (1.20)	7,578.349	29.78	225,683
Qualified XII (1.25)	28,631.839	29.56	846,357
Qualified XII (1.30)	1,778.651	29.34	52,186
Qualified XII (1.40)	4,463.315	28.91	129,034
Qualified XII (1.45)	365.897	28.70	10,501
Qualified XII (1.50)	2,870.051	28.49	81,768
Qualified XIII	3.700	30.89	114
Qualified XV	6,857.937	30.89	211,842
Qualified XVI	31,064.541	28.49	885,029
Qualified XVII	2,176.214	29.56	64,329
Qualified XVIII	1,897.241	31.10	59,004
Qualified XXVII	744,462.474	14.95	11,129,714
Qualified XXVIII	179,361.015	15.95	2,860,808
Qualified XXXII	3,875.542	15.36	59,528
Qualified XXXIII (0.65)	14.448	17.26	249
Qualified XXXIV	2,796.848	9.95	27,829
Qualified XXXVI	15,447.429	17.45	269,558
Qualified XXXVIII	39,332.618	10.23	402,373
Qualified XLIII	1,111.001	9.97	11,077
Qualified LIV	70,168.041	15.04	1,055,327
Qualified LVI	66,290.360	15.48	1,026,175
Qualified LIX	34.648	17.70	613
	4,827,093.490		$ 116,913,201
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	14,210.600	$ 12.94	$ 183,885

ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	294.941	$ 11.82	$ 3,486
ING Custom Choice 65	359.076	12.19	4,377
ING MAP PLUS NP12	170.373	12.03	2,050
ING MAP PLUS NP15	5,287.497	11.96	63,238
ING MAP PLUS NP20	3,562.538	11.86	42,252
ING MAP PLUS NP22	417.878	11.81	4,935
ING MAP PLUS NP25	48.237	11.75	567
ING MAP PLUS NP26	1,467.592	11.73	17,215
Qualified VI	374,699.462	11.82	4,428,948
Qualified XII (0.30)	16,101.081	12.24	197,077
Qualified XII (0.40)	16,785.521	12.19	204,616
Qualified XII (0.50)	14,402.564	12.15	174,991
Qualified XII (0.55)	21,388.585	12.13	259,444
Qualified XII (0.60)	2,674.804	12.10	32,365
Qualified XII (0.65)	2,660.629	12.08	32,140

368

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I (continued)
Qualified XII (0.70)	17,352.623	$ 12.06	$ 209,273
Qualified XII (0.75)	29,209.593	12.04	351,683
Qualified XII (0.80)	33,748.536	12.02	405,657
Qualified XII (0.85)	35,917.018	11.99	430,645
Qualified XII (0.90)	5,619.051	11.97	67,260
Qualified XII (0.95)	36,941.971	11.95	441,457
Qualified XII (1.00)	79,018.782	11.93	942,694
Qualified XII (1.05)	10,090.960	11.91	120,183
Qualified XII (1.10)	13,005.953	11.88	154,511
Qualified XII (1.15)	13,009.196	11.86	154,289
Qualified XII (1.20)	2,208.770	11.84	26,152
Qualified XII (1.25)	24,759.003	11.82	292,651
Qualified XII (1.40)	412.866	11.76	4,855
Qualified XII (1.45)	5.431	11.73	64
Qualified XII (1.50)	729.715	11.71	8,545
Qualified XV	3,972.474	11.95	47,471
Qualified XVI	6,267.530	11.71	73,393
Qualified XVII	380.228	11.82	4,494
Qualified XXI	11,374.969	12.02	136,727
Qualified XXXIV	155.578	12.04	1,873
Qualified XXXVIII	1,112.757	12.37	13,765
Qualified XLIII	408.724	12.06	4,929
Qualified LIV	3,218.519	12.02	38,687
Qualified LVI	4,634.887	12.26	56,824
	793,875.912		$ 9,455,783
ING International Value Portfolio - Class I
Currently payable annuity contracts:	174,610.525	$ 11.61	$ 2,027,228
Contracts in accumulation period:
ING Custom Choice 62	518.786	11.12	5,769
ING Custom Choice 65	3,831.771	10.43	39,965
ING MAP PLUS NP8	1,914.794	11.53	22,078
ING MAP PLUS NP11	7,456.183	11.39	84,926
ING MAP PLUS NP12	931.913	11.35	10,577
ING MAP PLUS NP15	7,370.171	11.22	82,693
ING MAP PLUS NP19	439.487	11.04	4,852
ING MAP PLUS NP21	840.440	10.95	9,203
ING MAP PLUS NP22	565.310	10.91	6,168
ING MAP PLUS NP23	1,383.406	10.87	15,038
ING MAP PLUS NP24	212.890	10.82	2,303
ING MAP PLUS NP25	788.083	10.78	8,496
ING MAP PLUS NP27	471.850	10.70	5,049
ING MAP PLUS NP28	802.409	10.65	8,546
ING MAP PLUS NP32	277.164	10.49	2,907
Qualified VI	609,053.155	11.08	6,748,309
Qualified X (1.15)	45,715.873	11.20	512,018
Qualified X (1.25)	137,961.893	11.08	1,528,618
Qualified XII (0.00)	190.931	12.63	2,411
Qualified XII (0.10)	59.747	12.50	747

369

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class I (continued)
Qualified XII (0.20)	175,795.154	$ 12.37	$ 2,174,586
Qualified XII (0.25)	68,811.710	12.31	847,072
Qualified XII (0.30)	29,903.900	12.24	366,024
Qualified XII (0.40)	120,832.059	12.11	1,463,276
Qualified XII (0.50)	114,562.952	11.99	1,373,610
Qualified XII (0.55)	28,307.932	11.93	337,714
Qualified XII (0.60)	2,140,627.046	11.86	25,387,837
Qualified XII (0.65)	50,570.177	11.80	596,728
Qualified XII (0.70)	22,076.987	11.74	259,184
Qualified XII (0.75)	50,847.112	11.68	593,894
Qualified XII (0.80)	111,742.733	11.62	1,298,451
Qualified XII (0.85)	79,639.181	11.56	920,629
Qualified XII (0.90)	3,635.290	11.50	41,806
Qualified XII (0.95)	80,876.851	11.44	925,231
Qualified XII (1.00)	416,555.160	11.38	4,740,398
Qualified XII (1.05)	8,522.302	11.32	96,472
Qualified XII (1.10)	25,917.362	11.26	291,829
Qualified XII (1.15)	40,348.846	11.20	451,907
Qualified XII (1.20)	2,190.628	11.14	24,404
Qualified XII (1.25)	35,355.692	11.08	391,741
Qualified XII (1.30)	2,968.621	11.03	32,744
Qualified XII (1.35)	1,023.132	10.97	11,224
Qualified XII (1.40)	3,901.824	10.91	42,569
Qualified XII (1.45)	312.472	10.86	3,393
Qualified XII (1.50)	11.804	10.80	127
Qualified XIII	1,023.179	11.44	11,705
Qualified XV	4,042.016	11.44	46,241
Qualified XVI	15,012.972	10.80	162,140
Qualified XVIII	4,479.393	11.08	49,632
Qualified XXI	36,238.040	11.62	421,086
Qualified XXVIII	528,219.446	12.70	6,708,387
Qualified XXXII	826.107	11.36	9,385
Qualified XXXIII (0.65)	38,063.314	11.74	446,863
Qualified XXXIV	2,667.980	6.14	16,381
Qualified XXXVIII	13,744.724	6.31	86,729
Qualified XLIII	43.244	6.15	266
Qualified LIV	3,043.206	10.24	31,162
Qualified LVI	16,600.439	10.54	174,969
Qualified LIX	4,335.511	11.99	51,983
	5,279,073.279		$ 62,017,680
ING International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	22,365.920	$ 9.40	$ 210,240

370

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,273.580	$ 17.91	$ 40,720
ING Custom Choice 65	6,165.869	17.69	109,074
Qualified VI	685,704.767	16.12	11,053,561
Qualified X (1.15)	13,419.243	16.29	218,599
Qualified X (1.25)	41,818.967	16.12	674,122
Qualified XII (0.00)	32,870.268	18.37	603,827
Qualified XII (0.20)	13,890.846	17.99	249,896
Qualified XII (0.25)	29,105.487	17.90	520,988
Qualified XII (0.30)	11,438.469	17.80	203,605
Qualified XII (0.35)	39.686	17.71	703
Qualified XII (0.40)	21,384.316	17.62	376,792
Qualified XII (0.50)	28,459.716	17.44	496,337
Qualified XII (0.55)	38,420.139	17.35	666,589
Qualified XII (0.60)	17,267.866	17.26	298,043
Qualified XII (0.65)	47,277.460	17.17	811,754
Qualified XII (0.70)	50,268.570	17.08	858,587
Qualified XII (0.75)	149,789.719	16.99	2,544,927
Qualified XII (0.80)	97,926.420	16.90	1,654,956
Qualified XII (0.85)	112,532.386	16.81	1,891,669
Qualified XII (0.90)	2,448.739	16.72	40,943
Qualified XII (0.95)	104,619.733	16.64	1,740,872
Qualified XII (1.00)	331,079.062	16.55	5,479,358
Qualified XII (1.05)	1,799.142	16.46	29,614
Qualified XII (1.10)	20,661.285	16.38	338,432
Qualified XII (1.15)	10,829.311	16.29	176,409
Qualified XII (1.20)	3,290.782	16.21	53,344
Qualified XII (1.25)	29,237.393	16.12	471,307
Qualified XII (1.30)	418.701	16.04	6,716
Qualified XII (1.35)	13.347	15.95	213
Qualified XII (1.40)	1,373.940	15.87	21,804
Qualified XII (1.45)	16.000	15.79	253
Qualified XII (1.50)	189.019	15.71	2,969
Qualified XIII	364.906	16.64	6,072
Qualified XV	302.166	16.64	5,028
Qualified XVI	13,003.714	15.71	204,288
Qualified XVII	836.986	16.12	13,492
Qualified XVIII	4,972.404	16.12	80,155
Qualified XXXII	536.123	17.69	9,484
Qualified XXXIV	1,554.257	11.38	17,687
Qualified XXXVIII	22,858.647	11.69	267,218
Qualified XLIII	1,906.639	11.40	21,736
Qualified LIV	7,755.553	17.37	134,714
Qualified LVI	11,449.501	17.87	204,603
Qualified LIX	114.038	19.31	2,202
	1,971,685.162		$ 32,603,662

371

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP1	3,194.644	$ 12.27	$ 39,198
ING MAP PLUS NP6	374.955	12.22	4,582
ING MAP PLUS NP8	38,573.744	12.20	470,600
ING MAP PLUS NP9	12,255.195	12.19	149,391
ING MAP PLUS NP11	11,821.759	12.17	143,871
ING MAP PLUS NP12	174.942	12.16	2,127
ING MAP PLUS NP13	3,656.505	12.15	44,427
ING MAP PLUS NP14	36,016.115	12.14	437,236
ING MAP PLUS NP15	3,387.486	12.13	41,090
ING MAP PLUS NP17	9,069.297	12.11	109,829
ING MAP PLUS NP19	9,151.732	12.09	110,644
ING MAP PLUS NP20	3,083.055	12.08	37,243
ING MAP PLUS NP21	9,546.410	12.07	115,225
ING MAP PLUS NP22	2,824.134	12.06	34,059
ING MAP PLUS NP23	3,425.360	12.05	41,276
ING MAP PLUS NP24	183.971	12.04	2,215
ING MAP PLUS NP26	99.956	12.02	1,201
ING MAP PLUS NP27	82.087	12.01	986
ING MAP PLUS NP28	403.523	12.00	4,842
Qualified XXXV	16,974.797	15.64	265,486
	164,299.667		$ 2,055,528
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,767.795	$ 16.68	$ 29,487
ING Custom Choice 65	4,278.654	16.64	71,197
ING MAP PLUS NP3	602.962	17.18	10,359
ING MAP PLUS NP11	257.676	17.00	4,380
ING MAP PLUS NP15	454.792	16.91	7,691
ING MAP PLUS NP21	1,267.274	16.78	21,265
ING MAP PLUS NP24	963.361	16.71	16,098
Qualified V	67.878	10.36	703
Qualified VI	492,734.899	10.53	5,188,498
Qualified X (1.15)	15,611.484	10.64	166,106
Qualified X (1.25)	44,785.268	10.53	471,589
Qualified XII (0.20)	35,195.557	11.75	413,548
Qualified XII (0.25)	324,939.257	11.69	3,798,540
Qualified XII (0.30)	7,066.485	11.63	82,183
Qualified XII (0.40)	5,075.293	11.51	58,417
Qualified XII (0.50)	26,827.713	11.39	305,568
Qualified XII (0.55)	35,371.140	11.33	400,755
Qualified XII (0.60)	21,813.079	11.27	245,833
Qualified XII (0.65)	256,031.707	11.21	2,870,115
Qualified XII (0.70)	20,725.811	11.15	231,093
Qualified XII (0.75)	16,464.380	11.10	182,755
Qualified XII (0.80)	100,018.780	11.04	1,104,207
Qualified XII (0.85)	77,145.226	10.98	847,055
Qualified XII (0.90)	1,414.067	10.92	15,442

372

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class I (continued)
Qualified XII (0.95)	72,009.080	$ 10.87	$ 782,739
Qualified XII (1.00)	341,818.651	10.81	3,695,060
Qualified XII (1.05)	3,081.146	10.75	33,122
Qualified XII (1.10)	10,401.434	10.70	111,295
Qualified XII (1.15)	12,436.028	10.64	132,319
Qualified XII (1.20)	1,155.063	10.59	12,232
Qualified XII (1.25)	22,477.632	10.53	236,689
Qualified XII (1.30)	1,502.829	10.48	15,750
Qualified XII (1.40)	2,631.296	10.37	27,287
Qualified XII (1.45)	533.602	10.31	5,501
Qualified XV	322.534	10.87	3,506
Qualified XVI	9,117.498	10.26	93,546
Qualified XVIII	213.292	10.53	2,246
Qualified XXXIV	83.517	10.80	902
Qualified XLIII	438.300	10.82	4,742
Qualified LIV	10,744.538	16.33	175,458
Qualified LVI	2,328.275	16.81	39,138
Qualified LIX	6,767.735	12.35	83,582
	1,988,942.988		$ 21,997,998
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	6,143.004	$ 14.08	$ 86,493

Invesco Mid Cap Core Equity Fund - Class A
Contracts in accumulation period:
ING Custom Choice 65	33.837	$ 12.91	$ 437
ING MAP PLUS NP1	3,438.173	14.40	49,510
ING MAP PLUS NP9	24.390	13.95	340
ING MAP PLUS NP11	15,806.061	13.84	218,756
ING MAP PLUS NP12	7,339.123	13.79	101,207
ING MAP PLUS NP14	3,032.625	13.68	41,486
ING MAP PLUS NP15	2,023.585	13.62	27,561
ING MAP PLUS NP17	6,644.531	13.52	89,834
ING MAP PLUS NP18	1,094.202	13.46	14,728
ING MAP PLUS NP22	98.657	13.25	1,307
ING MAP PLUS NP23	1,209.730	13.20	15,968
ING MAP PLUS NP26	263.351	13.04	3,434
ING MAP PLUS NP28	21.080	12.94	273
ING MAP PLUS NP30	19.469	12.84	250
ING MAP PLUS NP32	29.831	12.74	380
Qualified VI	56,249.747	12.62	709,872
Qualified XII (0.00)	42,142.584	13.04	549,539
Qualified XII (0.30)	702.718	12.94	9,093
Qualified XII (0.40)	5,442.898	12.91	70,268
Qualified XII (0.50)	353.004	12.87	4,543
Qualified XII (0.55)	206.521	12.85	2,654
Qualified XII (0.60)	94.978	12.84	1,220
Qualified XII (0.65)	259.789	12.82	3,330

373

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco Mid Cap Core Equity Fund - Class A (continued)
Qualified XII (0.70)	5,341.160	$ 12.80	$ 68,367
Qualified XII (0.75)	1,407.776	12.79	18,005
Qualified XII (0.80)	2,182.875	12.77	27,875
Qualified XII (0.85)	11,937.453	12.75	152,203
Qualified XII (0.90)	127.425	12.74	1,623
Qualified XII (0.95)	12,715.906	12.72	161,746
Qualified XII (1.00)	35,891.131	15.49	555,954
Qualified XII (1.10)	1,395.366	12.67	17,679
Qualified XII (1.15)	49.726	12.65	629
Qualified XII (1.25)	2,542.984	12.62	32,092
Qualified XII (1.40)	339.572	12.57	4,268
Qualified XII (1.45)	11.118	12.55	140
Qualified XII (1.50)	312.908	12.54	3,924
Qualified XVI	220.981	12.54	2,771
Qualified XXVII	145,422.484	12.87	1,871,587
Qualified XXXIV	63.067	12.74	803
Qualified LIV	2,185.689	12.77	27,911
Qualified LVI	2,080.198	12.96	26,959
	370,758.703		$ 4,890,526
Invesco Small Cap Growth Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	2,250.495	$ 14.15	$ 31,844

Invesco Endeavor Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	11.677	$ 12.26	$ 143

Invesco Global Health Care Fund - Investor Class
Contracts in accumulation period:
ING MAP PLUS NP8	1,703.901	$ 34.72	$ 59,159
ING MAP PLUS NP11	1,518.113	34.38	52,193
ING MAP PLUS NP15	148.839	33.94	5,052
ING MAP PLUS NP18	58.359	33.61	1,961
ING MAP PLUS NP21	778.267	33.29	25,909
ING MAP PLUS NP22	772.232	33.18	25,623
ING MAP PLUS NP23	88.285	33.07	2,920
ING MAP PLUS NP28	96.620	32.54	3,144
	5,164.616		$ 175,961
Invesco Van Kampen Small Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	309.711	$ 15.27	$ 4,729
ING MAP PLUS NP8	17.328	15.17	263
ING MAP PLUS NP11	1,688.170	15.11	25,508
ING MAP PLUS NP17	1,628.585	14.99	24,412
ING MAP PLUS NP26	1,421.337	14.81	21,050
ING MAP PLUS NP30	36.643	14.73	540
ING MAP PLUS NP32	342.121	14.69	5,026
	5,443.895		$ 81,528

374

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco Van Kampen Small Cap Value Fund - Class Y
Contracts in accumulation period:
Qualified XLII	1,024,018.552	$ 8.62	$ 8,827,040

Invesco V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	5,852.545	$4.94 to $9.66	$ 29,768
Contracts in accumulation period:
ING Custom Choice 65	3,248.361	10.05	32,646
Qualified VI	808,905.602	8.11	6,560,224
Qualified VIII	1,851.490	8.10	14,997
Qualified X (1.15)	44,047.806	8.21	361,632
Qualified X (1.25)	42,641.407	8.11	345,822
Qualified XII (0.05)	3,897.289	9.16	35,699
Qualified XII (0.20)	8,565.511	9.27	79,402
Qualified XII (0.25)	18,086.339	9.21	166,575
Qualified XII (0.30)	5,815.668	9.15	53,213
Qualified XII (0.40)	21,470.947	9.04	194,097
Qualified XII (0.50)	21,768.400	8.92	194,174
Qualified XII (0.55)	23,213.593	8.86	205,672
Qualified XII (0.60)	11,748.427	8.81	103,504
Qualified XII (0.65)	125,823.273	8.75	1,100,954
Qualified XII (0.70)	37,128.762	8.70	323,020
Qualified XII (0.75)	42,457.194	8.64	366,830
Qualified XII (0.80)	76,192.098	8.59	654,490
Qualified XII (0.85)	196,242.461	8.53	1,673,948
Qualified XII (0.90)	2,620.670	8.48	22,223
Qualified XII (0.95)	149,554.862	8.43	1,260,747
Qualified XII (1.00)	159,805.287	8.37	1,337,570
Qualified XII (1.05)	26,397.999	8.32	219,631
Qualified XII (1.10)	50,108.498	8.27	414,397
Qualified XII (1.15)	15,460.488	8.21	126,931
Qualified XII (1.20)	19,136.240	8.16	156,152
Qualified XII (1.25)	35,318.668	8.11	286,434
Qualified XII (1.30)	3,951.706	8.06	31,851
Qualified XII (1.35)	2.000	8.01	16
Qualified XII (1.40)	14,887.799	7.96	118,507
Qualified XII (1.45)	1,598.705	7.91	12,646
Qualified XII (1.50)	2,763.015	7.86	21,717
Qualified XV	9,666.851	8.40	81,202
Qualified XVI	28,212.444	7.86	221,750
Qualified XVIII	319.439	8.11	2,591
Qualified XXVII	330,032.455	5.16	1,702,967
Qualified XXXII	284.134	9.49	2,696
Qualified XXXIV	10,385.718	7.02	72,908
Qualified XXXVI	682.961	9.69	6,618
Qualified XXXVIII	7,121.967	7.21	51,349
Qualified XLIII	779.358	7.03	5,479
Qualified LIV	6,425.618	9.86	63,357
Qualified LVI	28,168.696	10.14	285,631
	2,402,642.751		$ 19,002,037

375

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	52,922.970	$12.17 to $13.68	$ 719,714
Contracts in accumulation period:
ING Custom Choice 65	8,874.156	13.18	116,961
Qualified VI	1,121,646.483	9.92	11,126,733
Qualified X (1.15)	51,360.636	10.05	516,174
Qualified X (1.25)	48,092.786	9.92	477,080
Qualified XII (0.05)	11,787.087	11.21	132,133
Qualified XII (0.20)	13,132.503	11.34	148,923
Qualified XII (0.25)	18,670.069	11.27	210,412
Qualified XII (0.30)	12,508.598	11.19	139,971
Qualified XII (0.35)	1,072.564	11.12	11,927
Qualified XII (0.40)	24,307.969	11.05	268,603
Qualified XII (0.50)	23,759.392	10.91	259,215
Qualified XII (0.55)	40,947.758	10.84	443,874
Qualified XII (0.60)	18,171.521	10.78	195,889
Qualified XII (0.65)	114,277.136	10.71	1,223,908
Qualified XII (0.70)	49,666.088	10.64	528,447
Qualified XII (0.75)	50,550.368	10.57	534,317
Qualified XII (0.80)	110,565.602	10.51	1,162,044
Qualified XII (0.85)	184,223.925	10.44	1,923,298
Qualified XII (0.90)	6,563.151	10.37	68,060
Qualified XII (0.95)	176,657.287	10.31	1,821,337
Qualified XII (1.00)	426,367.405	10.24	4,366,002
Qualified XII (1.05)	52,221.258	10.18	531,612
Qualified XII (1.10)	52,107.145	10.11	526,803
Qualified XII (1.15)	27,417.778	10.05	275,549
Qualified XII (1.20)	26,534.454	9.98	264,814
Qualified XII (1.25)	52,372.143	9.92	519,532
Qualified XII (1.30)	1,596.764	9.86	15,744
Qualified XII (1.35)	0.146	9.80	1
Qualified XII (1.40)	11,968.445	9.73	116,453
Qualified XII (1.45)	4,067.967	9.67	39,337
Qualified XII (1.50)	6,554.140	9.61	62,985
Qualified XV	3,311.455	10.28	34,042
Qualified XVI	29,720.542	9.61	285,614
Qualified XVII	328.853	9.93	3,266
Qualified XVIII	3,021.838	9.93	30,007
Qualified XXVII	556,507.423	8.08	4,496,580
Qualified XXXII	429.966	13.33	5,731
Qualified XXXIII (0.65)	3,285.726	13.89	45,639
Qualified XXXIV	12,260.259	9.39	115,124
Qualified XXXVI	3,998.436	14.03	56,098
Qualified XXXVIII	24,961.058	9.66	241,124
Qualified XLIII	239.695	9.41	2,256
Qualified LIV	3,368.543	12.93	43,555
Qualified LVI	50,638.293	13.29	672,983
Qualified LIX	773.026	14.19	10,969
	3,493,810.807		$ 34,790,840

376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	3,648.353	$ 35.68	$ 130,173
Qualified XII (0.40)	0.193	35.79	7
Qualified XII (0.50)	190.896	24.53	4,683
Qualified XII (0.65)	15.038	22.87	344
Qualified XII (0.70)	6.674	22.71	152
Qualified XII (0.90)	60.671	23.43	1,422
Qualified XII (0.95)	150.424	33.30	5,009
Qualified XII (1.00)	173.889	33.04	5,745
Qualified XII (1.15)	57.602	32.27	1,859
Qualified XII (1.20)	34.547	32.02	1,106
Qualified XII (1.40)	0.074	31.03	2
	4,338.361		$ 150,502
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	9,049.790	$ 30.67	$ 277,557
Qualified XII (0.40)	10.793	23.10	249
Qualified XII (0.45)	0.050	19.71	1
Qualified XII (0.50)	200.550	20.24	4,059
Qualified XII (0.65)	15.006	19.18	288
Qualified XII (0.70)	727.500	19.05	13,859
Qualified XII (0.85)	139.606	21.83	3,048
Qualified XII (0.90)	28.425	19.66	559
Qualified XII (0.95)	161.551	21.49	3,472
Qualified XII (1.00)	8.960	21.32	191
Qualified XII (1.20)	677.350	20.66	13,994
Qualified XII (1.50)	12.704	19.71	250
Qualified XVII	151.803	30.67	4,656
	11,184.088		$ 322,183
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	1,446.844	$ 29.46	$ 42,624
Qualified X (1.15)	7.614	20.09	153
Qualified XII (0.50)	21.198	22.31	473
Qualified XII (0.60)	0.229	21.60	5
Qualified XII (0.70)	767.954	21.31	16,365
Qualified XII (0.80)	20.217	21.46	434
Qualified XII (0.85)	1.343	26.20	35
Qualified XII (0.95)	0.202	25.80	5
Qualified XII (1.00)	186.648	25.59	4,776
Qualified XII (1.15)	11.384	25.00	285
Qualified XII (1.50)	7.924	23.67	188
	2,471.557		$ 65,343

377

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	1,925.647	$ 19.60	$ 37,743
Qualified X (1.15)	18.069	21.31	385
Qualified XII (0.50)	237.268	12.96	3,075
Qualified XII (0.70)	964.006	11.90	11,472
Qualified XII (0.80)	55.818	12.92	721
Qualified XII (0.85)	0.179	17.83	3
Qualified XII (0.90)	35.407	12.38	438
Qualified XII (0.95)	72.141	17.56	1,267
Qualified XII (1.00)	6.109	17.42	106
Qualified XII (1.05)	1.835	17.29	32
Qualified XII (1.40)	3.336	16.36	55
Qualified XXXIV	220.049	8.54	1,879
	3,539.864		$ 57,176
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	4,269.786	$ 19.68	$ 84,029
Qualified XII (0.40)	57.235	18.15	1,039
Qualified XII (0.45)	0.092	10.50	1
Qualified XII (0.50)	172.893	11.70	2,023
Qualified XII (0.65)	14.967	10.22	153
Qualified XII (0.70)	945.524	10.15	9,597
Qualified XII (0.80)	40.992	11.77	482
Qualified XII (0.85)	82.545	17.15	1,416
Qualified XII (0.90)	57.485	11.36	653
Qualified XII (0.95)	77.034	16.88	1,300
Qualified XII (1.00)	251.556	16.75	4,214
Qualified XII (1.15)	91.112	16.36	1,491
Qualified XII (1.20)	196.068	16.24	3,184
Qualified XII (1.50)	4.382	15.49	68
Qualified XVII	213.254	19.68	4,197
	6,474.925		$ 113,847
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Contracts in accumulation period:
ING Custom Choice 65	97.731	$ 8.52	$ 833
ING MAP PLUS NP8	23,971.713	8.46	202,801
ING MAP PLUS NP17	489.331	8.28	4,052
Qualified VI	67,635.010	8.19	553,931
Qualified XII (0.00)	857.810	8.68	7,446
Qualified XII (0.20)	4,211.595	8.60	36,220
Qualified XII (0.40)	5,523.772	8.52	47,063
Qualified XII (0.50)	236,493.855	8.48	2,005,468
Qualified XII (0.55)	140.157	8.46	1,186
Qualified XII (0.60)	3,317.264	8.44	27,998
Qualified XII (0.65)	28.184	8.42	237
Qualified XII (0.70)	678.446	8.40	5,699
Qualified XII (0.75)	11,345.473	8.38	95,075
Qualified XII (0.80)	19,180.684	8.36	160,351

378

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
(continued)
Qualified XII (0.85)	28,222.465	$ 8.34	$ 235,375
Qualified XII (0.95)	9,562.941	8.30	79,372
Qualified XII (1.00)	26,095.254	8.28	216,069
Qualified XII (1.05)	143.519	8.26	1,185
Qualified XII (1.10)	613.900	8.24	5,059
Qualified XII (1.15)	39.221	8.22	322
Qualified XII (1.20)	2,186.285	8.21	17,949
Qualified XII (1.25)	2,137.405	8.19	17,505
Qualified XII (1.35)	2,693.778	8.15	21,954
Qualified XII (1.40)	46.074	8.13	375
Qualified XV	18.202	8.30	151
Qualified XVI	4,634.294	8.09	37,491
Qualified XVII	291.921	8.19	2,391
Qualified XXXIV	65.869	8.88	585
Qualified XXXVIII	164.298	9.13	1,500
Qualified LIV	932.533	8.36	7,796
	451,818.984		$ 3,793,439
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XXXIV	28,941.489	$ 10.05	$ 290,862

Loomis Sayles Small Cap Value Fund - Retail Class
Contracts in accumulation period:
ING Custom Choice 62	13.607	$ 10.84	$ 147
ING Custom Choice 65	362.390	11.19	4,055
Qualified VI	178,747.889	10.84	1,937,627
Qualified XII (0.30)	156.822	11.23	1,761
Qualified XII (0.40)	9,938.409	11.19	111,211
Qualified XII (0.50)	24,093.814	11.14	268,405
Qualified XII (0.55)	1,139.910	11.12	12,676
Qualified XII (0.60)	6,595.059	11.10	73,205
Qualified XII (0.65)	1,582.088	11.08	17,530
Qualified XII (0.70)	3,755.295	11.06	41,534
Qualified XII (0.75)	25,922.368	11.04	286,183
Qualified XII (0.80)	12,254.088	11.02	135,040
Qualified XII (0.85)	67,440.212	11.00	741,842
Qualified XII (0.90)	2,654.931	10.98	29,151
Qualified XII (0.95)	27,053.824	10.96	296,510
Qualified XII (1.00)	168,310.225	10.94	1,841,314
Qualified XII (1.05)	364.172	10.92	3,977
Qualified XII (1.10)	7,406.299	10.90	80,729
Qualified XII (1.15)	4,894.812	10.88	53,256
Qualified XII (1.20)	41.654	10.86	452
Qualified XII (1.25)	4,840.411	10.84	52,470
Qualified XII (1.40)	595.076	10.78	6,415
Qualified XII (1.50)	154.260	10.75	1,658
Qualified XVI	6,681.102	10.75	71,822
Qualified XXI	83,693.922	11.02	922,307

379

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Loomis Sayles Small Cap Value Fund - Retail Class
(continued)
Qualified XXXIV	112.636	$ 11.04	$ 1,244
Qualified XXXVIII	1,532.832	11.35	17,398
Qualified LIV	18,882.866	11.02	208,089
Qualified LVI	8,560.720	11.25	96,308
	667,781.693		$ 7,314,316
Lord Abbett Developing Growth Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	1,296.925	$ 14.26	$ 18,494
ING MAP PLUS NP11	1,818.999	14.22	25,866
ING MAP PLUS NP13	90.794	14.19	1,288
ING MAP PLUS NP14	1,780.606	14.18	25,249
ING MAP PLUS NP15	66.997	14.16	949
ING MAP PLUS NP26	124.433	14.01	1,743
ING MAP PLUS NP30	222.210	13.96	3,102
	5,400.964		$ 76,691
Lord Abbett Core Fixed Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	176.314	$ 10.61	$ 1,871
ING MAP PLUS NP20	482.255	10.57	5,097
ING MAP PLUS NP24	4,194.953	10.53	44,173
ING MAP PLUS NP26	13.764	10.52	145
	4,867.286		$ 51,286
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	12,539.211	$ 13.08	$ 164,013
ING MAP PLUS NP9	18,470.688	13.03	240,673
ING MAP PLUS NP11	12,081.315	12.93	156,211
ING MAP PLUS NP12	1,054.635	12.88	13,584
ING MAP PLUS NP13	1,378.949	12.83	17,692
ING MAP PLUS NP15	20,652.555	12.73	262,907
ING MAP PLUS NP16	78.731	12.68	998
ING MAP PLUS NP17	2,624.935	12.63	33,153
ING MAP PLUS NP20	13,692.199	12.48	170,879
ING MAP PLUS NP23	2,983.783	12.33	36,790
ING MAP PLUS NP26	86.252	12.18	1,051
ING MAP PLUS NP28	1,059.425	12.09	12,808
ING MAP PLUS NP32	323.250	11.90	3,847
Qualified XII (1.00)	15,225.996	15.01	228,542
	102,251.924		$ 1,343,148

380

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	13,233.085	$ 18.50	$ 244,812
ING MAP PLUS NP9	106.146	18.43	1,956
ING MAP PLUS NP11	18,663.089	18.29	341,348
ING MAP PLUS NP12	452.341	18.21	8,237
ING MAP PLUS NP13	393.378	18.14	7,136
ING MAP PLUS NP14	608.442	18.07	10,995
ING MAP PLUS NP15	3,338.053	18.00	60,085
ING MAP PLUS NP17	108.214	17.86	1,933
ING MAP PLUS NP20	11,064.555	17.65	195,289
ING MAP PLUS NP21	4,605.054	17.58	80,957
ING MAP PLUS NP23	9,218.787	17.44	160,776
ING MAP PLUS NP29	1,414.089	17.03	24,082
	63,205.233		$ 1,137,606
Lord Abbett Fundamental Equity Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	1,874.046	$ 11.85	$ 22,207
ING MAP PLUS NP18	167.141	11.66	1,949
ING MAP PLUS NP21	1,711.231	11.62	19,885
ING MAP PLUS NP30	98.892	11.52	1,139
	3,851.310		$ 45,180
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Currently payable annuity contracts:	68,085.933	$ 13.51	$ 919,841
Contracts in accumulation period:
ING Custom Choice 62	758.075	12.52	9,491
ING Custom Choice 65	14,811.293	11.60	171,811
Qualified VI	1,224,326.095	13.00	15,916,239
Qualified X (1.15)	53,996.549	13.13	708,975
Qualified X (1.25)	143,372.076	13.00	1,863,837
Qualified XII (0.10)	81.821	14.66	1,199
Qualified XII (0.20)	118,598.974	14.51	1,720,871
Qualified XII (0.25)	128,101.683	14.43	1,848,507
Qualified XII (0.30)	31,626.408	14.35	453,839
Qualified XII (0.35)	130.608	14.28	1,865
Qualified XII (0.40)	71,716.788	14.21	1,019,096
Qualified XII (0.50)	54,942.927	14.06	772,498
Qualified XII (0.55)	34,220.770	13.98	478,406
Qualified XII (0.60)	1,013,189.523	13.91	14,093,466
Qualified XII (0.65)	140,878.105	13.84	1,949,753
Qualified XII (0.70)	84,097.630	13.77	1,158,024
Qualified XII (0.75)	70,963.108	13.69	971,485
Qualified XII (0.80)	76,153.825	13.62	1,037,215
Qualified XII (0.85)	369,790.605	13.55	5,010,663
Qualified XII (0.90)	8,788.166	13.48	118,464
Qualified XII (0.95)	253,651.166	13.41	3,401,462
Qualified XII (1.00)	732,382.810	13.34	9,769,987
Qualified XII (1.05)	20,886.295	13.27	277,161
Qualified XII (1.10)	38,136.166	13.20	503,397

381

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC (continued)
Qualified XII (1.15)	32,890.276	$ 13.13	$ 431,849
Qualified XII (1.20)	8,303.716	13.07	108,530
Qualified XII (1.25)	82,997.602	13.00	1,078,969
Qualified XII (1.30)	6,668.993	12.93	86,230
Qualified XII (1.35)	1,164.700	12.86	14,978
Qualified XII (1.40)	5,401.719	12.80	69,142
Qualified XII (1.45)	963.413	12.73	12,264
Qualified XII (1.50)	1,644.367	12.66	20,818
Qualified XIII	359.664	13.41	4,823
Qualified XV	6,743.574	13.41	90,431
Qualified XVI	43,191.641	12.66	546,806
Qualified XVII	1,194.138	13.00	15,524
Qualified XVIII	1,848.660	13.00	24,033
Qualified XXVII	886,700.617	16.51	14,639,427
Qualified XXVIII	576,679.357	14.30	8,246,515
Qualified XXXII	3,004.596	13.09	39,330
Qualified XXXIII (0.65)	31,931.648	15.49	494,621
Qualified XXXIV	1,781.424	8.50	15,142
Qualified XXXVIII	11,649.551	8.73	101,701
Qualified XLIII	1,870.573	8.51	15,919
Qualified LIV	35,868.328	11.38	408,182
Qualified LVI	26,280.965	11.70	307,487
	6,522,826.921		$ 90,950,273
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	22,922.681	$ 12.95	$ 296,849
ING MAP PLUS NP12	7,425.285	12.75	94,672
ING MAP PLUS NP15	1,113.589	12.60	14,031
ING MAP PLUS NP17	1,020.031	12.50	12,750
ING MAP PLUS NP18	19.339	12.45	241
ING MAP PLUS NP20	265.940	12.35	3,284
ING MAP PLUS NP23	546.236	12.20	6,664
	33,313.101		$ 428,491
Neuberger Berman Genesis Fund® - Trust Class
Contracts in accumulation period:
ING MAP PLUS NP11	3,250.135	$ 12.15	$ 39,489
ING MAP PLUS NP18	2,217.859	12.09	26,814
ING MAP PLUS NP30	11.229	11.99	135
	5,479.223		$ 66,438

382

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING Custom Choice 62	212.371	$ 10.20	$ 2,166
ING MAP PLUS NP6	8,165.452	10.64	86,880
ING MAP PLUS NP8	5,214.510	10.58	55,170
ING MAP PLUS NP9	31,116.506	10.55	328,279
ING MAP PLUS NP11	980.474	10.49	10,285
ING MAP PLUS NP12	17,379.237	10.46	181,787
ING MAP PLUS NP13	590.739	10.44	6,167
ING MAP PLUS NP14	17,149.677	10.41	178,528
ING MAP PLUS NP15	26,072.914	10.38	270,637
ING MAP PLUS NP16	886.701	10.35	9,177
ING MAP PLUS NP17	9,030.783	10.32	93,198
ING MAP PLUS NP18	624.259	10.29	6,424
ING MAP PLUS NP19	1,154.385	10.26	11,844
ING MAP PLUS NP22	833.909	10.17	8,481
ING MAP PLUS NP25	5,512.035	10.09	55,616
ING MAP PLUS NP26	1,699.034	10.06	17,092
ING MAP PLUS NP28	112.073	10.00	1,121
ING MAP PLUS NP32	178.198	9.89	1,762
Qualified V	79.773	10.11	807
Qualified VI	191,546.676	10.20	1,953,776
Qualified XII (0.25)	308.949	10.80	3,337
Qualified XII (0.30)	2,117.982	10.77	22,811
Qualified XII (0.40)	5,148.279	10.70	55,087
Qualified XII (0.50)	18,133.856	10.64	192,944
Qualified XII (0.55)	24,007.192	10.61	254,716
Qualified XII (0.60)	26,248.630	10.58	277,711
Qualified XII (0.65)	20,286.723	10.55	214,025
Qualified XII (0.70)	9,711.490	10.52	102,165
Qualified XII (0.75)	22,037.231	10.49	231,171
Qualified XII (0.80)	7,387.912	10.46	77,278
Qualified XII (0.85)	44,934.936	10.43	468,671
Qualified XII (0.90)	956.130	10.41	9,953
Qualified XII (0.95)	46,798.940	10.38	485,773
Qualified XII (1.00)	396,970.606	10.35	4,108,646
Qualified XII (1.05)	3,914.744	10.32	40,400
Qualified XII (1.10)	5,966.181	10.29	61,392
Qualified XII (1.15)	4,487.019	10.26	46,037
Qualified XII (1.20)	4,825.238	10.23	49,362
Qualified XII (1.25)	18,964.269	10.20	193,436
Qualified XII (1.30)	78.679	10.17	800
Qualified XII (1.40)	1,832.735	10.11	18,529
Qualified XV	375.763	10.38	3,900
Qualified XVI	7,887.924	10.06	79,353
Qualified XXXIV	380.056	9.22	3,504
Qualified XXXVIII	2,075.341	9.47	19,653
Qualified LIV	1,603.196	10.52	16,866
Qualified LVI	5,545.950	10.81	59,952
	1,001,525.657		$ 10,376,669

383

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	125,636.315	$ 15.07	$ 1,893,339
ING MAP PLUS NP6	10,304.241	14.77	152,194
ING MAP PLUS NP8	24,826.780	14.65	363,712
ING MAP PLUS NP9	4,733.762	14.60	69,113
ING MAP PLUS NP10	233.864	14.54	3,400
ING MAP PLUS NP11	6,756.008	14.48	97,827
ING MAP PLUS NP12	7,474.907	14.42	107,788
ING MAP PLUS NP13	2,632.288	14.37	37,826
ING MAP PLUS NP14	17,810.467	14.31	254,868
ING MAP PLUS NP15	15,514.507	14.25	221,082
ING MAP PLUS NP17	2,088.989	14.14	29,538
ING MAP PLUS NP18	488.881	14.09	6,888
ING MAP PLUS NP19	1,763.990	14.03	24,749
ING MAP PLUS NP21	4,524.888	13.92	62,986
ING MAP PLUS NP22	1,640.544	13.87	22,754
ING MAP PLUS NP23	3,884.214	13.81	53,641
ING MAP PLUS NP24	2,039.041	13.76	28,057
ING MAP PLUS NP25	1.620	13.70	22
ING MAP PLUS NP26	1,504.985	13.65	20,543
ING MAP PLUS NP28	1,809.468	13.54	24,500
ING MAP PLUS NP29	35.259	13.49	476
ING MAP PLUS NP30	30.148	13.43	405
ING MAP PLUS NP32	131.692	13.33	1,755
	235,866.858		$ 3,477,463
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	612.079	$ 14.65	$ 8,967
ING Custom Choice 65	3,225.940	14.05	45,324
Qualified VI	818,726.088	14.26	11,675,034
Qualified XII (0.00)	51,749.153	15.69	811,944
Qualified XII (0.20)	147,102.621	15.45	2,272,735
Qualified XII (0.25)	2,063.010	15.40	31,770
Qualified XII (0.30)	50,766.797	15.34	778,763
Qualified XII (0.35)	2,552.604	15.28	39,004
Qualified XII (0.40)	45,889.172	15.22	698,433
Qualified XII (0.50)	866,891.059	15.10	13,090,055
Qualified XII (0.55)	35,787.564	15.04	538,245
Qualified XII (0.60)	22,867.806	14.99	342,788
Qualified XII (0.65)	52,508.476	14.93	783,952
Qualified XII (0.70)	27,032.188	14.87	401,969
Qualified XII (0.75)	209,691.097	14.82	3,107,622
Qualified XII (0.80)	172,932.276	14.76	2,552,480
Qualified XII (0.85)	220,524.104	14.70	3,241,704
Qualified XII (0.90)	2,951.453	14.65	43,239
Qualified XII (0.95)	292,742.582	14.59	4,271,114
Qualified XII (1.00)	555,728.736	14.53	8,074,739
Qualified XII (1.05)	8,168.747	14.48	118,283

384

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XII (1.10)	17,858.540	$ 14.42	$ 257,520
Qualified XII (1.15)	14,208.549	14.37	204,177
Qualified XII (1.20)	16,606.190	14.31	237,635
Qualified XII (1.25)	61,585.805	14.26	878,214
Qualified XII (1.30)	1,761.887	14.20	25,019
Qualified XII (1.35)	917.850	14.15	12,988
Qualified XII (1.40)	8,507.991	14.10	119,963
Qualified XII (1.45)	1,048.867	14.04	14,726
Qualified XII (1.50)	722.813	13.99	10,112
Qualified XV	1,163.467	14.59	16,975
Qualified XVI	12,570.518	13.99	175,862
Qualified XVII	2,785.784	14.37	40,032
Qualified XXI	214,935.275	14.76	3,172,445
Qualified XXVII	621,220.097	13.31	8,268,439
Qualified XXXIII (0.65)	22,285.030	15.34	341,852
Qualified XXXVIII	11,187.315	8.77	98,113
Qualified LIV	13,851.260	13.79	191,009
Qualified LVI	4,961.066	14.18	70,348
	4,618,691.856		$ 67,063,593
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	186.162	$ 10.62	$ 1,977
ING MAP PLUS NP12	942.406	10.49	9,886
ING MAP PLUS NP15	29,376.160	10.37	304,631
ING MAP PLUS NP19	6,733.729	10.21	68,751
ING MAP PLUS NP21	7.350	10.13	74
ING MAP PLUS NP22	444.875	10.09	4,489
ING MAP PLUS NP23	1,005.908	10.05	10,109
	38,696.590		$ 399,917
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	4,871.723	$ 30.62	$ 149,172
ING Custom Choice 65	14,369.678	22.41	322,024
ING MAP PLUS NP1	22,456.728	30.05	674,825
ING MAP PLUS NP3	984.402	29.82	29,355
ING MAP PLUS NP4	2,641.982	29.70	78,467
ING MAP PLUS NP6	5,686.942	29.47	167,594
ING MAP PLUS NP8	4,392.670	29.23	128,398
ING MAP PLUS NP9	3,930.649	29.12	114,460
ING MAP PLUS NP11	3,597.375	28.89	103,928
ING MAP PLUS NP12	9,958.209	28.78	286,597
ING MAP PLUS NP13	148.050	28.66	4,243
ING MAP PLUS NP14	6,938.616	28.55	198,097
ING MAP PLUS NP15	10,571.459	28.44	300,652
ING MAP PLUS NP16	6,114.709	28.32	173,169
ING MAP PLUS NP17	6,297.515	28.21	177,653
ING MAP PLUS NP18	2,241.324	28.10	62,981
ING MAP PLUS NP19	5,092.663	27.99	142,544

385

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
ING MAP PLUS NP20	1,080.243	$ 27.88	$ 30,117
ING MAP PLUS NP21	6,284.685	27.77	174,526
ING MAP PLUS NP22	2,354.728	27.66	65,132
ING MAP PLUS NP23	4,019.082	27.55	110,726
ING MAP PLUS NP25	805.016	27.33	22,001
ING MAP PLUS NP26	1,390.692	27.23	37,869
ING MAP PLUS NP28	101.341	27.01	2,737
ING MAP PLUS NP32	26.496	26.59	705
Qualified V	58.676	60.22	3,533
Qualified VI	1,095,189.298	61.33	67,167,960
Qualified XII (0.00)	7,549.428	70.71	533,820
Qualified XII (0.10)	22.179	69.91	1,551
Qualified XII (0.20)	33,584.174	69.12	2,321,338
Qualified XII (0.25)	1,095.039	68.72	75,251
Qualified XII (0.30)	7,114.507	68.33	486,134
Qualified XII (0.40)	91,690.306	67.56	6,194,597
Qualified XII (0.50)	412,464.815	66.79	27,548,525
Qualified XII (0.55)	27,118.564	66.41	1,800,944
Qualified XII (0.60)	16,735.422	66.04	1,105,207
Qualified XII (0.65)	47,575.154	65.66	3,123,785
Qualified XII (0.70)	55,322.334	65.29	3,611,995
Qualified XII (0.75)	62,432.948	64.92	4,053,147
Qualified XII (0.80)	33,005.592	64.55	2,130,511
Qualified XII (0.85)	215,905.504	64.18	13,856,815
Qualified XII (0.90)	6,336.364	63.82	404,387
Qualified XII (0.95)	171,874.491	63.46	10,907,155
Qualified XII (1.00)	674,108.268	63.10	42,536,232
Qualified XII (1.05)	10,146.251	62.74	636,576
Qualified XII (1.10)	17,563.941	62.38	1,095,639
Qualified XII (1.15)	33,151.143	62.03	2,056,365
Qualified XII (1.20)	8,667.777	61.68	534,628
Qualified XII (1.25)	54,436.516	61.33	3,338,592
Qualified XII (1.30)	1,428.392	60.98	87,103
Qualified XII (1.35)	196.117	60.63	11,891
Qualified XII (1.40)	4,429.538	60.29	267,057
Qualified XII (1.45)	483.372	59.95	28,978
Qualified XII (1.50)	174.086	59.61	10,377
Qualified XIII	1,344.049	63.46	85,293
Qualified XV	4,578.991	63.46	290,583
Qualified XVI	20,312.731	59.61	1,210,842
Qualified XVII	3,456.722	61.33	212,001
Qualified XXI	34,087.976	64.55	2,200,379
Qualified XXVII	1,266,546.297	41.60	52,688,326
Qualified XXXIV	26,455.104	9.42	249,207
Qualified XXXVIII	35,113.009	9.68	339,894
Qualified XLIII	9,398.413	9.44	88,721
Qualified LIV	65,629.191	21.99	1,443,186
Qualified LVI	53,385.942	22.61	1,207,056
	4,736,525.598		$ 259,503,553

386

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Gold & Special Minerals Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	126.532	$ 12.89	$ 1,631
ING MAP PLUS NP14	331.322	12.88	4,267
ING MAP PLUS NP21	84.925	12.79	1,086
	542.779		$ 6,984
Oppenheimer International Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	31.800	$ 10.65	$ 339
ING MAP PLUS NP14	7,928.888	10.64	84,363
ING MAP PLUS NP17	61.066	10.61	648
ING MAP PLUS NP18	105.629	10.60	1,120
ING MAP PLUS NP20	463.460	10.58	4,903
ING MAP PLUS NP21	3,339.317	10.57	35,297
ING MAP PLUS NP26	621.325	10.52	6,536
ING MAP PLUS NP28	28.298	10.50	297
	12,579.783		$ 133,503
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP11	80.257	$ 13.67	$ 1,097
ING MAP PLUS NP29	0.039	12.73	-
Qualified VI	3,922.205	21.05	82,562
Qualified X (1.15)	25.333	21.34	541
Qualified XII (0.40)	44.365	23.58	1,046
Qualified XII (0.50)	65.767	23.33	1,534
Qualified XII (0.60)	0.326	22.95	7
Qualified XII (0.70)	3,169.171	22.64	71,750
Qualified XII (0.80)	110.549	22.39	2,475
Qualified XII (0.85)	257.670	22.24	5,731
Qualified XII (0.95)	180.923	21.94	3,969
Qualified XII (1.00)	1,065.967	21.79	23,227
Qualified XII (1.10)	126.910	21.49	2,727
Qualified XII (1.15)	348.582	21.34	7,439
Qualified XII (1.20)	19.643	21.20	416
Qualified XII (1.25)	87.189	21.05	1,835
Qualified XII (1.40)	0.028	20.63	1
Qualified XII (1.50)	12.654	20.35	258
	9,517.578		$ 206,615
Oppenheimer Global Strategic Income Fund/VA
Contracts in accumulation period:
Qualified VI	1,457.528	$ 18.36	$ 26,760
Qualified XII (0.60)	0.214	20.08	4
Qualified XII (0.65)	0.303	19.94	6
Qualified XII (0.70)	3,613.355	19.80	71,544
Qualified XII (1.00)	380.213	19.00	7,224
	5,451.613		$ 105,538

Oppenheimer Main Street Fund®/VA
Contracts in accumulation period	7,542.449	$8.52 to $9.69	$ 65,194

387

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	655.322	$ 12.72	$ 8,336
ING Custom Choice 65	127.744	13.51	1,726
Qualified VI	215,726.123	12.72	2,744,036
Qualified X (1.15)	10,556.737	14.60	154,128
Qualified X (1.25)	14,854.321	14.49	215,239
Qualified XII (0.20)	2,739.269	13.64	37,364
Qualified XII (0.25)	307.786	13.60	4,186
Qualified XII (0.30)	3,246.942	13.55	43,996
Qualified XII (0.40)	7,214.918	13.46	97,113
Qualified XII (0.50)	31,593.666	13.37	422,407
Qualified XII (0.55)	49,129.134	13.33	654,891
Qualified XII (0.60)	1,738.083	13.28	23,082
Qualified XII (0.65)	22,679.588	13.24	300,278
Qualified XII (0.70)	10,228.763	13.19	134,917
Qualified XII (0.75)	26,612.983	13.15	349,961
Qualified XII (0.80)	8,063.527	13.11	105,713
Qualified XII (0.85)	53,134.352	13.06	693,935
Qualified XII (0.90)	3,593.879	13.02	46,792
Qualified XII (0.95)	51,093.215	12.98	663,190
Qualified XII (1.00)	110,928.599	12.93	1,434,307
Qualified XII (1.05)	3,653.611	12.89	47,095
Qualified XII (1.10)	9,133.201	12.85	117,362
Qualified XII (1.15)	3,618.273	12.80	46,314
Qualified XII (1.20)	2,454.292	12.76	31,317
Qualified XII (1.25)	18,227.916	12.72	231,859
Qualified XII (1.30)	660.838	12.68	8,379
Qualified XII (1.40)	978.224	12.59	12,316
Qualified XII (1.45)	236.041	12.55	2,962
Qualified XII (1.50)	136.297	12.51	1,705
Qualified XIII	23.267	12.98	302
Qualified XV	5,393.705	12.98	70,010
Qualified XVI	6,542.504	12.51	81,847
Qualified XVIII	2,085.159	14.76	30,777
Qualified XXXII	877.947	14.49	12,721
Qualified XXXIV	2,473.112	9.46	23,396
Qualified XXXVIII	6,523.660	9.72	63,410
Qualified XLIII	1,304.720	9.48	12,369
Qualified LIV	15,390.339	13.26	204,076
Qualified LVI	7,320.227	13.63	99,775
	711,258.284		$ 9,233,589
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Contracts in accumulation period	2,362.218	$4.51 to $9.06	$ 11,098

Parnassus Equity Income Fund - Investor Shares
Contracts in accumulation period:
Qualified XII (1.25)	2,996.525	$ 14.03	$ 42,041

388

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund - Individual Investor Class
Contracts in accumulation period:
ING Custom Choice 62	7,378.672	$ 12.20	$ 90,020
ING Custom Choice 65	986.099	11.88	11,715
ING MAP PLUS NP1	11,492.407	12.98	149,171
ING MAP PLUS NP8	5,740.452	12.63	72,502
ING MAP PLUS NP11	16,607.567	12.48	207,262
ING MAP PLUS NP12	15,089.548	12.43	187,563
ING MAP PLUS NP14	14,275.098	12.33	176,012
ING MAP PLUS NP15	1,391.282	12.29	17,099
ING MAP PLUS NP16	8,427.507	12.24	103,153
ING MAP PLUS NP17	3,631.700	12.19	44,270
ING MAP PLUS NP18	541.034	12.14	6,568
ING MAP PLUS NP19	124.483	12.09	1,505
ING MAP PLUS NP21	3.445	12.00	41
ING MAP PLUS NP22	3,335.050	11.95	39,854
ING MAP PLUS NP23	1,416.918	11.90	16,861
ING MAP PLUS NP25	2,554.597	11.81	30,170
ING MAP PLUS NP26	1,097.096	11.76	12,902
ING MAP PLUS NP28	167.102	11.67	1,950
ING MAP PLUS NP29	66.664	11.62	775
Qualified VI	759,419.940	11.41	8,664,982
Qualified XII (0.00)	764.299	13.16	10,058
Qualified XII (0.20)	9,119.005	12.86	117,270
Qualified XII (0.30)	1,909.258	12.72	24,286
Qualified XII (0.40)	60,979.413	12.57	766,511
Qualified XII (0.50)	174,372.669	12.43	2,167,452
Qualified XII (0.55)	89,389.639	12.36	1,104,856
Qualified XII (0.60)	3,571.938	12.29	43,899
Qualified XII (0.65)	25,584.461	12.22	312,642
Qualified XII (0.70)	40,604.319	12.15	493,342
Qualified XII (0.75)	118,828.598	12.08	1,435,449
Qualified XII (0.80)	22,567.673	12.01	271,038
Qualified XII (0.85)	195,165.067	11.94	2,330,271
Qualified XII (0.90)	16,003.917	11.88	190,127
Qualified XII (0.95)	245,227.726	11.81	2,896,139
Qualified XII (1.00)	1,042,875.692	11.74	12,243,361
Qualified XII (1.05)	13,969.798	11.67	163,028
Qualified XII (1.10)	20,374.745	11.61	236,551
Qualified XII (1.15)	28,288.537	11.54	326,450
Qualified XII (1.20)	5,743.953	11.48	65,941
Qualified XII (1.25)	64,249.989	11.41	733,092
Qualified XII (1.30)	3,222.654	11.35	36,577
Qualified XII (1.40)	14,330.582	11.22	160,789
Qualified XII (1.50)	341.774	11.09	3,790
Qualified XVI	33,492.794	11.09	371,435
Qualified XVII	888.243	11.41	10,135
Qualified XXI	11,636.261	12.01	139,751
Qualified XXVII	912,396.234	11.77	10,738,904

389

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund - Individual Investor Class
(continued)
Qualified XXXIV	7,503.672	$ 8.96	$ 67,233
Qualified XXXVIII	6,755.698	9.21	62,220
Qualified XLIII	455.038	8.98	4,086
Qualified LIV	4,822.981	11.66	56,236
Qualified LVI	5,826.909	11.98	69,806
	4,035,010.197		$ 47,487,100
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	4,910.765	$ 14.64	$ 71,894
ING Custom Choice 65	1,798.936	14.61	26,282
ING MAP PLUS NP6	12,825.141	14.77	189,427
ING MAP PLUS NP8	283.114	14.69	4,159
ING MAP PLUS NP9	18,825.008	14.64	275,598
ING MAP PLUS NP10	141.373	14.60	2,064
ING MAP PLUS NP11	13,049.723	14.56	190,004
ING MAP PLUS NP13	752.809	14.48	10,901
ING MAP PLUS NP14	34,872.518	14.44	503,559
ING MAP PLUS NP15	7,083.788	14.40	102,007
ING MAP PLUS NP16	262.274	14.36	3,766
ING MAP PLUS NP17	11,316.612	14.32	162,054
ING MAP PLUS NP18	8,182.563	14.27	116,765
ING MAP PLUS NP19	5,412.992	14.23	77,027
ING MAP PLUS NP22	5,153.641	14.11	72,718
ING MAP PLUS NP24	1,046.416	14.03	14,681
ING MAP PLUS NP26	4,822.676	13.95	67,276
ING MAP PLUS NP28	2,813.543	13.88	39,052
Qualified V	2,030.338	14.75	29,947
Qualified VI	1,723,166.989	14.93	25,726,883
Qualified X (1.15)	46,046.878	14.55	669,982
Qualified X (1.25)	147,254.527	14.45	2,127,828
Qualified XII (0.00)	39,096.091	16.43	642,349
Qualified XII (0.05)	265,699.530	16.40	4,357,472
Qualified XII (0.20)	36,423.013	16.18	589,324
Qualified XII (0.25)	817.004	16.12	13,170
Qualified XII (0.30)	14,980.288	16.06	240,583
Qualified XII (0.35)	1,117.803	16.00	17,885
Qualified XII (0.40)	539,130.982	15.93	8,588,357
Qualified XII (0.50)	1,671,696.277	15.81	26,429,518
Qualified XII (0.55)	174,742.446	15.75	2,752,194
Qualified XII (0.60)	44,197.848	15.69	693,464
Qualified XII (0.65)	106,192.960	15.63	1,659,796
Qualified XII (0.70)	138,384.995	15.57	2,154,654
Qualified XII (0.75)	1,010,347.466	15.51	15,670,489
Qualified XII (0.80)	195,983.219	15.45	3,027,941
Qualified XII (0.85)	439,229.621	15.39	6,759,744
Qualified XII (0.90)	16,470.534	15.34	252,658
Qualified XII (0.95)	352,019.737	15.28	5,378,862
Qualified XII (1.00)	2,993,747.176	15.22	45,564,832

390

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
(continued)
Qualified XII (1.05)	45,457.056	$ 15.16	$ 689,129
Qualified XII (1.10)	47,798.917	15.10	721,764
Qualified XII (1.15)	60,242.653	15.04	906,050
Qualified XII (1.20)	10,897.959	14.99	163,360
Qualified XII (1.25)	187,328.548	14.93	2,796,815
Qualified XII (1.30)	6,029.539	14.87	89,659
Qualified XII (1.35)	761.195	14.81	11,273
Qualified XII (1.40)	12,452.003	14.76	183,792
Qualified XII (1.45)	631.703	14.70	9,286
Qualified XII (1.50)	639.218	14.65	9,365
Qualified XV	5,794.045	15.28	88,533
Qualified XVI	47,964.637	14.65	702,682
Qualified XVII	1,534.555	15.05	23,095
Qualified XVIII	9,254.588	14.72	136,228
Qualified XXI	50,447.781	15.45	779,418
Qualified XXVIII	2,724,862.194	13.70	37,330,612
Qualified XXXII	403.447	14.45	5,830
Qualified XXXIII (0.65)	33,027.146	15.32	505,976
Qualified XXXIV	695.592	13.30	9,251
Qualified XXXVIII	33,360.814	13.66	455,709
Qualified XLIII	2,123.414	13.32	28,284
Qualified LIV	30,420.799	14.34	436,234
Qualified LVI	37,832.733	14.74	557,654
	13,442,290.150		$ 201,917,165
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	120,879.608	$ 14.80	$ 1,789,018
ING MAP PLUS NP4	24.766	14.62	362
ING MAP PLUS NP6	13,314.631	14.51	193,195
ING MAP PLUS NP8	39,498.469	14.39	568,383
ING MAP PLUS NP9	26,893.666	14.33	385,386
ING MAP PLUS NP11	8,890.846	14.22	126,428
ING MAP PLUS NP12	561.910	14.17	7,962
ING MAP PLUS NP13	4,945.330	14.11	69,779
ING MAP PLUS NP14	32,953.678	14.05	462,999
ING MAP PLUS NP15	9,681.326	14.00	135,539
ING MAP PLUS NP16	2,776.245	13.94	38,701
ING MAP PLUS NP17	3,358.254	13.89	46,646
ING MAP PLUS NP18	91.468	13.83	1,265
ING MAP PLUS NP19	11,475.404	13.78	158,131
ING MAP PLUS NP20	697.343	13.72	9,568
ING MAP PLUS NP21	5,471.059	13.67	74,789
ING MAP PLUS NP23	4,819.278	13.56	65,349
ING MAP PLUS NP24	3,456.275	13.51	46,694
ING MAP PLUS NP25	10,911.582	13.46	146,870
ING MAP PLUS NP26	610.937	13.40	8,187
ING MAP PLUS NP28	1,111.118	13.30	14,778
ING MAP PLUS NP32	680.969	13.09	8,914
	303,104.162		$ 4,358,943

391

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Strategic Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	7,152.129	$ 11.16	$ 79,818
ING MAP PLUS NP4	9,244.201	11.13	102,888
ING MAP PLUS NP6	5,901.441	11.11	65,565
ING MAP PLUS NP18	16.190	10.98	178
	22,313.961		$ 248,449
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,573.157	$ 7.85	$ 12,349
ING Custom Choice 65	5,163.962	8.16	42,138
ING MAP PLUS NP8	88.865	8.06	716
ING MAP PLUS NP11	5,445.806	8.00	43,566
ING MAP PLUS NP15	170.146	7.93	1,349
ING MAP PLUS NP16	1,820.554	7.91	14,401
ING MAP PLUS NP17	426.259	7.89	3,363
ING MAP PLUS NP18	1,229.698	7.87	9,678
ING MAP PLUS NP19	5,681.223	7.86	44,654
ING MAP PLUS NP23	220.608	7.78	1,716
ING MAP PLUS NP24	151.351	7.76	1,174
ING MAP PLUS NP26	730.349	7.73	5,646
Qualified V	8.642	7.79	67
Qualified VI	519,890.917	7.85	4,081,144
Qualified XII (0.00)	1,006.333	8.32	8,373
Qualified XII (0.05)	66,518.138	8.32	553,431
Qualified XII (0.20)	18,121.528	8.24	149,321
Qualified XII (0.25)	18,278.114	8.22	150,246
Qualified XII (0.30)	17,463.641	8.20	143,202
Qualified XII (0.40)	22,900.900	8.16	186,871
Qualified XII (0.50)	178,504.220	8.13	1,451,239
Qualified XII (0.55)	7,616.651	8.11	61,771
Qualified XII (0.60)	5,448.661	8.09	44,080
Qualified XII (0.65)	8,482.347	8.07	68,453
Qualified XII (0.70)	21,190.600	8.05	170,584
Qualified XII (0.75)	315,423.833	8.03	2,532,853
Qualified XII (0.80)	177,213.247	8.01	1,419,478
Qualified XII (0.85)	171,313.476	7.99	1,368,795
Qualified XII (0.90)	2,430.946	7.98	19,399
Qualified XII (0.95)	132,933.585	7.96	1,058,151
Qualified XII (1.00)	339,870.744	7.94	2,698,574
Qualified XII (1.05)	10,931.760	7.92	86,580
Qualified XII (1.10)	13,835.778	7.90	109,303
Qualified XII (1.15)	13,253.477	7.88	104,437
Qualified XII (1.20)	6,268.223	7.86	49,268
Qualified XII (1.25)	48,364.899	7.85	379,664
Qualified XII (1.30)	214.057	7.83	1,676
Qualified XII (1.35)	40.300	7.81	315
Qualified XII (1.40)	4,396.264	7.79	34,247
Qualified XII (1.45)	750.786	7.77	5,834

392

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
(continued)
Qualified XII (1.50)	119.537	$ 7.76	$ 928
Qualified XV	1,555.950	7.96	12,385
Qualified XVI	20,631.802	7.76	160,103
Qualified XVII	1,112.432	7.85	8,733
Qualified XXXIV	3,510.185	6.23	21,868
Qualified XXXVIII	4,150.162	6.40	26,561
Qualified XLIII	2,357.779	6.24	14,713
Qualified LIV	9,388.285	8.01	75,200
Qualified LVI	28,334.345	8.23	233,192
	2,216,534.522		$ 17,671,789
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	146.655	$ 14.19	$ 2,081
ING Custom Choice 65	217.096	14.17	3,076
Qualified V	173.957	13.57	2,361
Qualified VI	373,128.838	13.74	5,126,790
Qualified X (1.15)	16,365.900	13.91	227,650
Qualified X (1.25)	28,047.270	13.81	387,333
Qualified XII (0.20)	40,882.895	14.89	608,746
Qualified XII (0.25)	1,682.900	14.83	24,957
Qualified XII (0.30)	5,673.630	14.77	83,800
Qualified XII (0.35)	219.520	14.72	3,231
Qualified XII (0.40)	36,573.121	14.66	536,162
Qualified XII (0.50)	6,688.667	14.55	97,320
Qualified XII (0.55)	30,388.473	14.49	440,329
Qualified XII (0.60)	30,478.922	14.44	440,116
Qualified XII (0.65)	18,550.870	14.38	266,762
Qualified XII (0.70)	44,950.703	14.33	644,144
Qualified XII (0.75)	37,999.021	14.27	542,246
Qualified XII (0.80)	18,006.716	14.22	256,056
Qualified XII (0.85)	68,300.388	14.16	967,133
Qualified XII (0.90)	2,758.493	14.11	38,922
Qualified XII (0.95)	80,694.269	14.06	1,134,561
Qualified XII (1.00)	688,529.254	14.00	9,639,410
Qualified XII (1.05)	7,550.044	13.95	105,323
Qualified XII (1.10)	8,518.787	13.89	118,326
Qualified XII (1.15)	11,298.359	13.84	156,369
Qualified XII (1.20)	2,817.338	13.79	38,851
Qualified XII (1.25)	47,462.552	13.74	652,135
Qualified XII (1.30)	876.914	13.68	11,996
Qualified XII (1.40)	3,933.043	13.58	53,411
Qualified XII (1.45)	137.669	13.53	1,863
Qualified XII (1.50)	509.347	13.47	6,861
Qualified XV	1,195.111	14.06	16,803
Qualified XVI	27,323.880	13.47	368,053
Qualified XVIII	892.448	14.07	12,557
Qualified XXXII	141.836	13.81	1,959
Qualified XXXIV	5,425.541	11.51	62,448

393

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I (continued)
Qualified XXXVIII	6,613.509	$ 11.83	$ 78,238
Qualified XLIII	460.474	11.53	5,309
Qualified LIV	4,853.124	13.91	67,507
Qualified LVI	12,894.135	14.30	184,386
	1,673,361.669		$ 23,415,581
Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Qualified XII (0.75)	7.274	$ 16.48	$ 120

Columbia Diversified Equity Income Fund - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP4	3,284.908	$ 8.60	$ 28,250
ING MAP PLUS NP17	4,745.350	8.40	39,861
	8,030.258		$ 68,111
Columbia Diversified Equity Income Fund - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	26.471	$ 8.35	$ 221
Qualified VI	168,126.783	8.35	1,403,859
Qualified XII (0.00)	5,950.227	8.74	52,005
Qualified XII (0.20)	47,540.811	8.68	412,654
Qualified XII (0.30)	6,732.186	8.65	58,233
Qualified XII (0.40)	72,667.421	8.62	626,393
Qualified XII (0.50)	6,788.340	8.59	58,312
Qualified XII (0.55)	1,107.490	8.57	9,491
Qualified XII (0.60)	52.002	8.55	445
Qualified XII (0.65)	29,084.196	8.54	248,379
Qualified XII (0.70)	9,477.337	8.52	80,747
Qualified XII (0.75)	32,254.475	8.51	274,486
Qualified XII (0.80)	18,840.165	8.49	159,953
Qualified XII (0.85)	51,264.779	8.48	434,725
Qualified XII (0.95)	33,156.967	8.45	280,176
Qualified XII (1.00)	79,645.740	8.43	671,414
Qualified XII (1.05)	755.103	8.42	6,358
Qualified XII (1.10)	6,051.056	8.40	50,829
Qualified XII (1.15)	4,208.094	8.38	35,264
Qualified XII (1.20)	1,829.861	8.37	15,316
Qualified XII (1.25)	13,463.278	8.35	112,418
Qualified XII (1.30)	370.333	8.34	3,089
Qualified XII (1.35)	1,254.216	8.32	10,435
Qualified XIII	730.466	8.45	6,172
Qualified XVI	1,906.395	8.28	15,785
Qualified XXI	57,929.949	8.49	491,825
Qualified XXXIV	930.746	8.51	7,921
Qualified XXXVIII	4,409.582	8.74	38,540
Qualified LIV	26,151.047	8.49	222,022
Qualified LVI	8,754.752	8.66	75,816
	691,460.268		$ 5,863,283

394

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Royce Total Return Fund - Class K
Contracts in accumulation period:
ING MAP PLUS NP25	3.191	$ 12.31	$ 39

SMALLCAP World Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	192.487	$ 8.63	$ 1,661
ING Custom Choice 65	2,684.597	8.90	23,893
Qualified VI	273,302.380	8.63	2,358,600
Qualified XII (0.20)	7,105.380	8.97	63,735
Qualified XII (0.25)	3,293.581	8.95	29,478
Qualified XII (0.30)	10,062.155	8.94	89,956
Qualified XII (0.35)	269.034	8.92	2,400
Qualified XII (0.40)	97,154.222	8.90	864,673
Qualified XII (0.50)	10,148.209	8.87	90,015
Qualified XII (0.55)	8,291.301	8.85	73,378
Qualified XII (0.60)	19,215.455	8.84	169,865
Qualified XII (0.65)	807.150	8.82	7,119
Qualified XII (0.70)	12,153.006	8.81	107,068
Qualified XII (0.75)	31,236.118	8.79	274,565
Qualified XII (0.80)	25,975.474	8.77	227,805
Qualified XII (0.85)	40,920.559	8.76	358,464
Qualified XII (0.90)	583.997	8.74	5,104
Qualified XII (0.95)	34,596.260	8.73	302,025
Qualified XII (1.00)	125,206.573	8.71	1,090,549
Qualified XII (1.05)	1,385.870	8.69	12,043
Qualified XII (1.10)	13,379.026	8.68	116,130
Qualified XII (1.15)	1,854.931	8.66	16,064
Qualified XII (1.20)	1,857.772	8.65	16,070
Qualified XII (1.25)	26,222.307	8.63	226,299
Qualified XII (1.35)	1,372.426	8.60	11,803
Qualified XII (1.40)	240.254	8.58	2,061
Qualified XV	957.767	8.73	8,361
Qualified XVI	4,229.246	8.55	36,160
Qualified XXXIV	968.151	8.79	8,510
Qualified XXXVIII	76.377	9.03	690
Qualified LIV	2,676.309	8.77	23,471
Qualified LVI	5,976.697	8.95	53,491
	764,395.071		$ 6,671,506

395

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP3	1,706.275	$ 15.55	$ 26,533
ING MAP PLUS NP8	15,725.430	15.25	239,813
ING MAP PLUS NP9	23.637	15.19	359
ING MAP PLUS NP12	970.628	15.01	14,569
ING MAP PLUS NP13	247.936	14.95	3,707
ING MAP PLUS NP14	560.972	14.89	8,353
ING MAP PLUS NP17	1,228.477	14.72	18,083
ING MAP PLUS NP19	3,589.076	14.60	52,401
ING MAP PLUS NP20	16,265.175	14.54	236,496
ING MAP PLUS NP21	509.070	14.48	7,371
ING MAP PLUS NP23	420.745	14.37	6,046
ING MAP PLUS NP26	77.086	14.20	1,095
ING MAP PLUS NP27	713.240	14.15	10,092
	42,037.747		$ 624,918
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	16,901.264	$ 10.23	$ 172,900

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP4	85.116	$ 13.34	$ 1,135
ING MAP PLUS NP8	218.089	13.13	2,864
ING MAP PLUS NP9	47,070.638	13.08	615,684
ING MAP PLUS NP11	11,655.787	12.98	151,292
ING MAP PLUS NP12	1,302.940	12.93	16,847
ING MAP PLUS NP13	2,100.186	12.87	27,029
ING MAP PLUS NP14	3,768.805	12.82	48,316
ING MAP PLUS NP15	47.139	12.77	602
ING MAP PLUS NP17	3,417.785	12.67	43,303
ING MAP PLUS NP20	8,169.415	12.52	102,281
ING MAP PLUS NP21	1,708.833	12.47	21,309
ING MAP PLUS NP23	3,038.773	12.38	37,620
ING MAP PLUS NP26	1,095.395	12.23	13,397
ING MAP PLUS NP30	462.745	12.04	5,571
ING MAP PLUS NP32	100.116	11.94	1,195
	84,241.762		$ 1,088,445
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	18,741.904	$ 18.31	$ 343,164
ING Custom Choice 65	3,340.632	16.81	56,156
Qualified V	166.248	17.80	2,959
Qualified VI	2,668,795.520	18.02	48,091,695
Qualified XII (0.00)	9,630.485	30.30	291,804
Qualified XII (0.05)	13,108.525	29.81	390,765
Qualified XII (0.10)	6.958	29.99	209
Qualified XII (0.20)	26,118.198	29.67	774,927
Qualified XII (0.25)	1,930.169	29.52	56,979

396

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A (continued)
Qualified XII (0.30)	29,491.732	$ 29.37	$ 866,172
Qualified XII (0.35)	1,234.037	29.21	36,046
Qualified XII (0.40)	195,876.894	29.06	5,692,183
Qualified XII (0.50)	1,084,121.959	28.76	31,179,348
Qualified XII (0.55)	64,915.861	28.61	1,857,243
Qualified XII (0.60)	48,192.463	28.46	1,371,557
Qualified XII (0.65)	71,777.837	28.31	2,032,031
Qualified XII (0.70)	93,201.086	28.16	2,624,543
Qualified XII (0.75)	891,260.607	28.02	24,973,122
Qualified XII (0.80)	144,177.126	27.87	4,018,217
Qualified XII (0.85)	708,558.602	18.58	13,165,019
Qualified XII (0.90)	8,695.381	27.58	239,819
Qualified XII (0.95) SRA	107.757	9.38	1,011
Qualified XII (0.95)	699,955.228	18.44	12,907,174
Qualified XII (1.00) SRA	4.323	9.38	41
Qualified XII (1.00)	2,540,196.648	18.37	46,663,412
Qualified XII (1.05)	44,895.985	18.30	821,597
Qualified XII (1.10)	44,115.521	18.23	804,226
Qualified XII (1.15)	67,553.360	18.16	1,226,769
Qualified XII (1.20)	17,776.430	18.09	321,576
Qualified XII (1.25) SRA	21.200	9.37	199
Qualified XII (1.25)	196,713.579	18.02	3,544,779
Qualified XII (1.30)	3,550.048	17.95	63,723
Qualified XII (1.35)	598.917	17.88	10,709
Qualified XII (1.40)	16,810.049	17.81	299,387
Qualified XII (1.45)	737.307	17.74	13,080
Qualified XII (1.50)	1,476.800	17.68	26,110
Qualified XIII	2,830.563	18.44	52,196
Qualified XV	7,585.768	18.44	139,882
Qualified XVI	67,558.709	17.68	1,194,438
Qualified XVII	2,834.858	18.16	51,481
Qualified XXI	18,542.716	18.65	345,822
Qualified XXXIV	8,073.281	13.51	109,070
Qualified XXXVIII	30,169.151	13.88	418,748
Qualified XLIII	2,639.641	13.54	35,741
Qualified LIV	91,378.476	16.50	1,507,745
Qualified LVI	45,337.218	16.96	768,919
	9,994,805.757		$ 209,391,793
Thornburg International Value Fund - Class R4
Contracts in accumulation period:
ING MAP PLUS NP11	1,982.515	$ 10.31	$ 20,440
ING MAP PLUS NP13	142.092	10.29	1,462
ING MAP PLUS NP14	3,242.728	10.28	33,335
	5,367.335		$ 55,237

397

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
USAA Precious Metals and Minerals Fund - Adviser Shares
Contracts in accumulation period:
ING Custom Choice 65	1,496.503	$ 8.78	$ 13,139
Qualified VI	137,568.345	8.73	1,200,972
Qualified XII (0.30)	11,642.580	8.79	102,338
Qualified XII (0.40)	36,297.408	8.78	318,691
Qualified XII (0.50)	7,515.733	8.78	65,988
Qualified XII (0.55)	3,208.095	8.77	28,135
Qualified XII (0.60)	999.216	8.77	8,763
Qualified XII (0.65)	1,448.137	8.77	12,700
Qualified XII (0.70)	1,735.623	8.76	15,204
Qualified XII (0.75)	48,108.954	8.76	421,434
Qualified XII (0.80)	9,058.537	8.76	79,353
Qualified XII (0.85)	34,967.231	8.76	306,313
Qualified XII (0.90)	459.639	8.75	4,022
Qualified XII (0.95)	43,048.840	8.75	376,677
Qualified XII (1.00)	110,536.881	8.75	967,198
Qualified XII (1.05)	1,259.856	8.74	11,011
Qualified XII (1.10)	5,804.363	8.74	50,730
Qualified XII (1.15)	1,517.301	8.74	13,261
Qualified XII (1.20)	46.610	8.74	407
Qualified XII (1.25)	10,508.935	8.73	91,743
Qualified XVI	925.489	8.72	8,070
Qualified XXVII	78,588.208	8.71	684,503
Qualified XXXVIII	63.059	8.80	555
Qualified LIV	818.826	8.76	7,173
Qualified LVI	3,975.529	8.79	34,945
	551,599.898		$ 4,823,325
Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	5,903.019	$ 13.23	$ 78,097
ING MAP PLUS NP29	340.663	12.21	4,159
	6,243.682		$ 82,256
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP10	289.156	$ 14.00	$ 4,048
ING MAP PLUS NP11	13,093.851	13.94	182,528
ING MAP PLUS NP15	11,853.409	13.73	162,747
ING MAP PLUS NP29	152.174	13.01	1,980
	25,388.590		$ 351,303
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	653.274	$ 14.34	$ 9,368
ING MAP PLUS NP9	0.519	14.29	7
ING MAP PLUS NP10	3,372.815	14.24	48,029
ING MAP PLUS NP11	2,019.061	14.18	28,630
ING MAP PLUS NP15	342.295	13.96	4,778
ING MAP PLUS NP29	107.228	13.23	1,419
	6,495.192		$ 92,231

398

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Victory Small Company Opportunity Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP13	109.583	$ 12.65	$ 1,386

Wanger International
Contracts in accumulation period:
ING Custom Choice 62	1,471.696	$ 8.66	$ 12,745
ING Custom Choice 65	2,906.472	9.01	26,187
ING MAP PLUS NP6	3,328.357	8.99	29,922
ING MAP PLUS NP8	14,509.544	8.95	129,860
ING MAP PLUS NP11	142.386	8.89	1,266
ING MAP PLUS NP12	322.018	8.87	2,856
ING MAP PLUS NP13	3,521.708	8.85	31,167
ING MAP PLUS NP17	4,228.559	8.76	37,042
ING MAP PLUS NP18	2,679.243	8.74	23,417
ING MAP PLUS NP19	2,081.502	8.72	18,151
ING MAP PLUS NP21	3,332.767	8.68	28,928
ING MAP PLUS NP22	214.434	8.66	1,857
ING MAP PLUS NP26	1,978.845	8.58	16,978
Qualified VI	476,158.300	8.66	4,123,531
Qualified XII (0.00)	123.686	9.18	1,135
Qualified XII (0.05)	39,398.345	9.18	361,677
Qualified XII (0.10)	94.969	9.14	868
Qualified XII (0.20)	5,069.066	9.10	46,129
Qualified XII (0.25)	5,512.634	9.08	50,055
Qualified XII (0.30)	11,487.572	9.05	103,963
Qualified XII (0.40)	49,998.093	9.01	450,483
Qualified XII (0.50)	786,692.815	8.97	7,056,635
Qualified XII (0.55)	7,147.486	8.95	63,970
Qualified XII (0.60)	823.654	8.93	7,355
Qualified XII (0.65)	8,550.822	8.91	76,188
Qualified XII (0.70)	13,933.956	8.89	123,873
Qualified XII (0.75)	301,786.885	8.87	2,676,850
Qualified XII (0.80)	53,068.941	8.85	469,660
Qualified XII (0.85)	259,694.439	8.83	2,293,102
Qualified XII (0.90)	2,447.459	8.80	21,538
Qualified XII (0.95)	96,495.469	8.78	847,230
Qualified XII (1.00)	458,604.489	8.76	4,017,375
Qualified XII (1.05)	11,162.629	8.74	97,561
Qualified XII (1.10)	7,931.533	8.72	69,163
Qualified XII (1.15)	25,330.339	8.70	220,374
Qualified XII (1.20)	3,172.457	8.68	27,537
Qualified XII (1.25)	44,886.390	8.66	388,716
Qualified XII (1.30)	40.279	8.64	348
Qualified XII (1.35)	1,173.382	8.62	10,115
Qualified XII (1.40)	3,731.066	8.60	32,087
Qualified XII (1.50)	170.139	8.56	1,456
Qualified XV	2,283.074	8.78	20,045
Qualified XVI	9,367.716	8.56	80,188

399

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger International (continued)
Qualified XVII	895.194	$ 8.66	$ 7,752
Qualified XXI	15,138.392	8.85	133,975
Qualified XXXIV	241.543	7.96	1,923
Qualified XXXVIII	1,969.944	8.18	16,114
Qualified XLIII	113.893	7.98	909
Qualified LIV	35,324.060	8.85	312,618
Qualified LVI	6,153.314	9.09	55,934
	2,786,891.955		$ 24,628,808
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	4,470.064	$ 13.75	$ 61,463
ING Custom Choice 65	4,296.690	13.66	58,693
ING MAP PLUS NP15	8,416.226	10.93	91,989
ING MAP PLUS NP19	245.321	10.89	2,672
ING MAP PLUS NP32	33.536	10.76	361
Qualified V	20.235	13.17	266
Qualified VI	1,151,326.476	13.34	15,358,695
Qualified X (1.15)	30,306.611	13.95	422,777
Qualified X (1.25)	54,084.170	13.85	749,066
Qualified XII (0.00)	535.968	14.68	7,868
Qualified XII (0.05)	206,603.253	14.65	3,026,738
Qualified XII (0.10)	22.491	14.57	328
Qualified XII (0.20)	125,289.288	14.46	1,811,683
Qualified XII (0.25)	303.037	14.40	4,364
Qualified XII (0.30)	12,201.184	14.34	174,965
Qualified XII (0.35)	1,666.056	14.29	23,808
Qualified XII (0.40)	49,808.621	14.24	709,275
Qualified XII (0.50)	822,038.411	14.13	11,615,403
Qualified XII (0.55)	100,431.909	14.07	1,413,077
Qualified XII (0.60)	45,215.463	14.02	633,921
Qualified XII (0.65)	815,582.082	13.96	11,385,526
Qualified XII (0.70)	43,282.004	13.91	602,053
Qualified XII (0.75)	347,802.519	13.86	4,820,543
Qualified XII (0.80)	62,300.448	13.81	860,369
Qualified XII (0.85)	343,889.048	13.75	4,728,474
Qualified XII (0.90)	2,155.830	13.70	29,535
Qualified XII (0.95)	229,080.370	13.65	3,126,947
Qualified XII (1.00)	928,404.113	13.59	12,617,012
Qualified XII (1.05)	12,362.952	13.54	167,394
Qualified XII (1.10)	22,872.942	13.49	308,556
Qualified XII (1.15)	30,528.669	13.44	410,305
Qualified XII (1.20)	9,506.542	13.39	127,293
Qualified XII (1.25)	53,318.070	13.34	711,263
Qualified XII (1.30)	694.059	13.29	9,224
Qualified XII (1.35)	834.216	13.23	11,037
Qualified XII (1.40)	4,686.428	13.18	61,767
Qualified XII (1.45)	836.874	13.13	10,988
Qualified XII (1.50)	169.308	13.08	2,215

400

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger Select (continued)
Qualified XV	1,093.873	$ 13.65	$ 14,931
Qualified XVI	26,141.956	13.08	341,937
Qualified XVIII	5,105.673	14.11	72,041
Qualified XXI	38,446.081	13.81	530,940
Qualified XXXIII (0.65)	17,209.176	14.40	247,812
Qualified XXXIV	2,760.841	8.12	22,418
Qualified XXXVIII	10,616.625	8.34	88,543
Qualified XLIII	3,246.480	8.13	26,394
Qualified LIV	50,053.111	13.41	671,212
Qualified LVI	14,803.079	13.78	203,986
	5,695,098.379		$ 78,378,127
Wanger USA
Contracts in accumulation period:
ING Custom Choice 62	2,563.889	$ 13.93	$ 35,715
ING Custom Choice 65	2,908.251	13.21	38,418
ING MAP PLUS NP11	1,874.689	15.69	29,414
ING MAP PLUS NP12	186.522	15.66	2,921
ING MAP PLUS NP18	2,087.094	15.54	32,433
ING MAP PLUS NP21	703.038	15.48	10,883
ING MAP PLUS NP23	170.843	15.44	2,638
ING MAP PLUS NP26	158.285	15.38	2,434
Qualified V	22.846	13.53	309
Qualified VI	518,096.715	13.70	7,097,925
Qualified X (1.15)	7,488.369	14.45	108,207
Qualified X (1.25)	19,606.303	14.34	281,154
Qualified XII (0.00)	6,417.449	15.07	96,711
Qualified XII (0.05)	66,449.615	15.05	1,000,067
Qualified XII (0.10)	43.754	14.96	655
Qualified XII (0.20)	52,165.418	14.84	774,135
Qualified XII (0.25)	1,027.869	14.79	15,202
Qualified XII (0.30)	8,021.640	14.73	118,159
Qualified XII (0.35)	487.081	14.67	7,145
Qualified XII (0.40)	97,809.817	14.62	1,429,980
Qualified XII (0.50)	446,238.710	14.51	6,474,924
Qualified XII (0.55)	7,471.511	14.45	107,963
Qualified XII (0.60)	22,295.001	14.40	321,048
Qualified XII (0.65)	116,294.304	14.34	1,667,660
Qualified XII (0.70)	26,400.355	14.29	377,261
Qualified XII (0.75)	126,159.656	14.23	1,795,252
Qualified XII (0.80)	28,774.706	14.18	408,025
Qualified XII (0.85)	183,420.887	14.12	2,589,903
Qualified XII (0.90)	2,802.485	14.07	39,431
Qualified XII (0.95)	79,950.217	14.01	1,120,103
Qualified XII (1.00)	866,682.016	13.96	12,098,881
Qualified XII (1.05)	1,975.827	13.91	27,484
Qualified XII (1.10)	19,228.830	13.85	266,319
Qualified XII (1.15)	11,032.965	13.80	152,255
Qualified XII (1.20)	2,712.595	13.75	37,298

401

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger USA (continued)
Qualified XII (1.25)	42,097.012	$ 13.70	$ 576,729
Qualified XII (1.30)	6,703.419	13.64	91,435
Qualified XII (1.35)	853.878	13.59	11,604
Qualified XII (1.40)	4,985.699	13.54	67,506
Qualified XII (1.45)	357.150	13.49	4,818
Qualified XII (1.50)	120.019	13.44	1,613
Qualified XV	539.874	14.01	7,564
Qualified XVI	10,203.773	13.44	137,139
Qualified XVIII	1,504.304	14.61	21,978
Qualified XXI	13,202.415	14.18	187,210
Qualified XXXIV	352.756	9.63	3,397
Qualified XXXVIII	9,263.006	9.89	91,611
Qualified XLIII	234.894	9.64	2,264
Qualified LIV	21,826.262	12.96	282,868
Qualified LVI	5,940.074	13.32	79,122
	2,847,914.087		$ 40,135,170
Washington Mutual Investors FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	22,517.024	$ 12.94	$ 291,370
ING MAP PLUS NP8	68,258.618	12.58	858,693
ING MAP PLUS NP9	57,285.065	12.53	717,782
ING MAP PLUS NP11	66,424.217	12.43	825,653
ING MAP PLUS NP12	1,989.066	12.38	24,625
ING MAP PLUS NP13	7,989.741	12.34	98,593
ING MAP PLUS NP14	28,994.836	12.29	356,347
ING MAP PLUS NP15	39,506.761	12.24	483,563
ING MAP PLUS NP17	2,608.833	12.14	31,671
ING MAP PLUS NP18	4,319.469	12.09	52,222
ING MAP PLUS NP19	11,245.314	12.05	135,506
ING MAP PLUS NP20	21,389.437	12.00	256,673
ING MAP PLUS NP21	5,162.816	11.95	61,696
ING MAP PLUS NP22	569.968	11.90	6,783
ING MAP PLUS NP23	13,457.378	11.86	159,605
ING MAP PLUS NP25	2.086	11.76	25
ING MAP PLUS NP26	5,116.674	11.72	59,967
ING MAP PLUS NP27	573.722	11.67	6,695
ING MAP PLUS NP28	1,014.270	11.63	11,796
ING MAP PLUS NP29	1,036.058	11.58	11,998
ING MAP PLUS NP32	1,200.595	11.44	13,735
	360,661.948		$ 4,464,998

402

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	10,349.410	$ 12.38	$ 128,126
ING Custom Choice 65	1,484.790	12.38	18,382
Qualified V	2,170.886	11.97	25,986
Qualified VI	1,831,150.105	12.12	22,193,539
Qualified XII (0.20)	113,798.403	13.14	1,495,311
Qualified XII (0.25)	838.898	13.09	10,981
Qualified XII (0.30)	50,886.865	13.04	663,565
Qualified XII (0.40)	106,306.741	12.94	1,375,609
Qualified XII (0.50)	48,042.352	12.84	616,864
Qualified XII (0.55)	31,597.722	12.79	404,135
Qualified XII (0.60)	47,462.808	12.74	604,676
Qualified XII (0.65)	217,067.008	12.69	2,754,580
Qualified XII (0.70)	145,137.960	12.64	1,834,544
Qualified XII (0.75)	161,192.153	12.60	2,031,021
Qualified XII (0.80)	582,124.836	12.55	7,305,667
Qualified XII (0.85)	452,719.519	12.50	5,658,994
Qualified XII (0.90)	14,561.213	12.45	181,287
Qualified XII (0.95)	430,567.254	12.40	5,339,034
Qualified XII (1.00)	935,569.193	12.36	11,563,635
Qualified XII (1.05)	24,252.535	12.31	298,549
Qualified XII (1.10)	74,781.483	12.26	916,821
Qualified XII (1.15)	43,088.441	12.21	526,110
Qualified XII (1.20)	27,000.561	12.17	328,597
Qualified XII (1.25)	188,333.391	12.12	2,282,601
Qualified XII (1.30)	1,015.172	12.08	12,263
Qualified XII (1.35)	381.716	12.03	4,592
Qualified XII (1.40)	20,787.674	11.98	249,036
Qualified XII (1.45)	1,266.858	11.94	15,126
Qualified XII (1.50)	723.083	11.89	8,597
Qualified XIII	517.413	12.40	6,416
Qualified XV	6,137.773	12.40	76,108
Qualified XVI	38,380.799	11.89	456,348
Qualified XVII	876.594	12.22	10,712
Qualified XXVII	1,485,251.919	11.80	17,525,973
Qualified XXXIV	4,556.528	9.05	41,237
Qualified XXXVIII	20,938.803	9.30	194,731
Qualified XLIII	833.788	9.07	7,562
Qualified LIV	37,436.119	12.15	454,849
Qualified LVI	17,396.029	12.49	217,276
	7,176,984.795		$ 87,839,440
Wells Fargo Advantage Small Cap Value Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	9,322.459	$ 11.58	$ 107,954

403

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage Special Small Cap Values Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP14	8,344.978	$ 14.31	$ 119,417
ING MAP PLUS NP17	4,418.110	14.14	62,472
ING MAP PLUS NP22	1,762.836	13.86	24,433
ING MAP PLUS NP27	258.907	13.59	3,519
Qualified V	102.082	21.44	2,189
Qualified VI	670,841.793	21.84	14,651,185
Qualified XII (0.10)	27.049	24.89	673
Qualified XII (0.20)	48,204.884	24.61	1,186,322
Qualified XII (0.30)	7,814.377	24.33	190,124
Qualified XII (0.40)	30,488.045	24.06	733,542
Qualified XII (0.50)	11,427.049	23.78	271,735
Qualified XII (0.55)	12,048.710	23.65	284,952
Qualified XII (0.60)	15,744.759	23.51	370,159
Qualified XII (0.65)	50,866.237	23.38	1,189,253
Qualified XII (0.70)	69,374.715	23.25	1,612,962
Qualified XII (0.75)	127,423.711	23.12	2,946,036
Qualified XII (0.80)	9,695.920	22.98	222,812
Qualified XII (0.85)	130,373.396	22.85	2,979,032
Qualified XII (0.90)	2,768.489	22.72	62,900
Qualified XII (0.95)	95,389.803	22.60	2,155,810
Qualified XII (1.00)	509,275.543	22.47	11,443,421
Qualified XII (1.05)	13,240.539	22.34	295,794
Qualified XII (1.10)	20,115.026	22.21	446,755
Qualified XII (1.15)	33,565.569	22.09	741,463
Qualified XII (1.20)	4,279.131	21.96	93,970
Qualified XII (1.25)	31,687.287	21.84	692,050
Qualified XII (1.30)	2,073.646	21.71	45,019
Qualified XII (1.35)	49.991	21.59	1,079
Qualified XII (1.40)	3,347.990	21.47	71,881
Qualified XII (1.45)	278.707	21.34	5,948
Qualified XII (1.50)	3.601	21.22	76
Qualified XVI	7,322.455	21.22	155,382
Qualified XVII	406.658	21.84	8,881
Qualified XXVII	2,046,563.511	22.26	45,556,504
Qualified XXXIV	2,029.890	9.73	19,751
Qualified XXXVIII	489.763	10.00	4,898
Qualified LIV	31,712.639	13.09	415,118
	4,003,817.796		$ 89,067,517

404

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The descriptions of divisions/contracts are as follows:

ING Custom Choice 62

Group Contracts issued in connection with ING Custom Choice Special Pay product at
125 basis point charge.

ING Custom Choice 65

Group Contracts issued in connection with ING Custom Choice Original and Value product at 40 basis point charge.

ING Educator's Direct

Group Contracts issued in connection with ING Educator's Direct 403(b) program in
Delaware at a zero basis point charge, effective in 2009.

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

405

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 95 basis point charge.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

406

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Qualified XVI
Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.
Qualified XVII
Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
Qualified XVIII
Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.
Qualified XIX
Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
Qualified XX
Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
Qualified XXI
Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.
Qualified XXII
Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.
Qualified XXVI
Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

407

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Qualified XXVII
Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.
Qualified XXVIII
Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.
Qualified XXIX
Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.
Qualified XXX
Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.
Qualified XXXII
Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.
Qualified XXXIII
Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.
Qualified XXXIV
Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at 90 basis point charge.
Qualified XXXV
Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.
408

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXXVI
Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.
Qualified XXXVIII
Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at a zero basis point charge.
Qualified XLII
Group Contracts issued in connection with ING Custom Choice Original and Value product at a zero basis point charge.
Qualified XLIII
Group Contracts issued in connection with ING Custom Choice Original and Value product at 75 basis point charge.
Qualified LIV
Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.
Qualified LIX
Group Contracts issued in connection with ING Custom Choice Original and Value product at 50 basis point charge.
Qualified LVI
Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

409

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10.	Financial Highlights

	A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of
	underlying funds, investment income ratios, and total return for the years ended December 31, 2011, 2010, 2009, 2008, and 2007,
	follows:

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
	Alger Green Fund - Class A
	2011	123	$8.25	to	$13.56	$1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
	2010	114	$8.90	to	$14.36	$1,614	-	0.00%	to	1.50%	7.97%	to	9.57%
	2009	91	$8.26	to	$13.24	$1,064	(c)	0.00%	to	1.50%		(c)
	2008	(c)		(c)		(c)	(c)		(c)			(c)
	2007	(c)		(c)		(c)	(c)		(c)			(c)
	AllianceBernstein Growth and Income Fund, Inc. -
	Class A
	2011	16	$10.71	to	$11.32	$172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
	2010	18	$10.14	to	$10.79	$191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
	2009	21	$9.07	to	$9.60	$196	1.17%	0.60%	to	1.55%	19.03%	to	20.15%
	2008	19	$7.62	to	$7.94	$146	2.26%	0.70%	to	1.55%	-41.57%	to	-41.19%
	2007	9	$13.01	to	$13.50	$120	1.08%	0.70%	to	1.65%	3.75%	to	4.39%
	AllianceBernstein Growth and Income Portfolio -
	Class A
	2011	41	$11.48	to	$11.57	$473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
	2010	42	$10.93	to	$11.11	$457	-	1.00%	to	1.25%	11.64%	to	12.00%
	2009	44	$9.79	to	$9.92	$434	3.98%	1.00%	to	1.25%	19.39%	to	19.52%
	2008	45	$8.20	to	$8.30	$371	2.17%	1.00%	to	1.25%	-41.39%	to	-41.18%
	2007	46	$13.99	to	$14.11	$645	1.66%	1.00%	to	1.25%	3.78%	to	4.06%
	Allianz NFJ Dividend Value Fund - Class A
	2011	13	$13.95	to	$14.03	$179	2.29%	0.80%	to	1.00%	2.05%
	2010	19	$13.67	to	$13.74	$258	3.06%	0.70%	to	1.00%	11.96%
	2009	11		$12.21		$134	(c)		1.00%			(c)
	2008	(c)		(c)		(c)	(c)		(c)			(c)
	2007	(c)		(c)		(c)	(c)		(c)			(c)

				410

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Allianz NFJ Large-Cap Value Fund - Institutional Class
2011	374	$7.95	to	$8.19	$3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010	234	$7.78	to	$8.04	$1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$580	(b)	0.00%	to	1.25%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Allianz NFJ Small-Cap Value Fund - Class A
2011	22	$17.13	to	$18.68	$395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010	22	$17.05	to	$18.40	$398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%
2007	28	$16.02	to	$16.30	$454	1.93%	0.75%	to	1.20%	4.84%	to	5.30%
Amana Growth Fund
2011	2,411	$10.54	to	$14.07	$27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010	1,503	$10.90	to	$14.33	$18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$36	(b)		0.05%			(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Amana Income Fund
2011	3,336	$10.92	to	$13.94	$40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010	2,466	$10.87	to	$13.81	$29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$46	(b)		0.05%			(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
American Balanced Fund® - Class R-3
2011	446	$11.95	to	$13.50	$5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010	497	$11.72	to	$13.05	$6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
2007	506	$12.24	to	$12.95	$6,361	2.43%	0.00%	to	1.45%	4.70%	to	5.95%

			411

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Century Inflation-Adjusted Bond Fund -
Investor Class
2011	3,484	$12.22	to	$12.85	$43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010	1,607	$11.02	to	$11.37	$17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$9,060	(c)	0.00%	to	1.65%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
American Century Income & Growth Fund - A Class
2011	523	$10.19	to	$31.52	$5,331	1.36%		1.00%		1.70%	to	1.71%
2010	509	$10.02	to	$30.99	$5,100	1.15%		1.00%		12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$3,705	1.55%		1.00%		-35.46%	to	-35.42%
2007	471	$11.83	to	$36.60	$5,597	1.28%	1.00%	to	1.10%	-1.62%	to	-1.50%
American Funds American Mutual Fund® - Class R-4
2011	1	$10.47	to	$10.54	$6	(e)	0.75%	to	1.40%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Ariel Appreciation Fund
2011	55	$11.43	to	$12.66	$679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010	62	$12.40	to	$13.61	$833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
2007	49	$11.43	to	$11.96	$578	0.50%	0.95%	to	2.10%	-3.27%	to	-2.29%
Ariel Fund
2011	286	$10.06	to	$15.99	$3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010	202	$11.52	to	$17.82	$2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
2007	68	$11.93	to	$12.65	$838	0.40%	0.60%	to	2.10%	-3.52%	to	-2.40%

			412

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Artisan International Fund - Investor Shares
2011	354	$7.29	to	$12.80	$2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010	306	$7.98	to	$13.98	$2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$324	(b)	0.00%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Aston/Fairpointe Mid Cap Fund - Class N
2011	512	$10.77	to	$11.04	$5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	249	$11.69	to	$11.79	$2,925	(d)	0.25%	to	1.50%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Equity Dividend Fund - Investor A Shares
2011	39	$12.26	to	$12.49	$487	2.09%	0.25%	to	1.25%		4.75%
2010	15		$11.80		$183	(d)		0.80%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares
2011	478	$15.25	to	$15.91	$7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010	285	$15.57	to	$16.16	$4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$263	(c)	0.40%	to	1.40%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
The Bond Fund of AmericaSM, Inc. - Class R-4
2011	831	$10.89	to	$11.50	$9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010	780	$10.38	to	$10.80	$8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$1,929	(b)	0.00%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

413

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2011	2,054	$9.72	to	$32.50	$44,041	1.30%	0.00%	to	1.50%	2.98% to	4.61%
2010	2,182	$9.38	to	$31.39	$45,223	1.41%	0.00%	to	1.50%	10.42% to	12.09%
2009	2,270	$8.44	to	$28.29	$42,394	2.14%	0.00%	to	1.50%	23.43% to	25.38%
2008	2,367	$6.80	to	$22.80	$35,890	2.51%	0.00%	to	1.95%	-32.37% to	-31.38%
2007	2,618	$12.00	to	$33.54	$59,468	2.34%	0.00%	to	1.50%	1.21% to	2.75%
Capital World Growth & Income FundSM, Inc. - Class R-3
2011	33	$12.34	to	$12.69	$415	2.06%	0.20%	to	1.25%	-9.00% to	-8.04%
2010	27	$13.56	to	$13.80	$363	2.65%	0.20%	to	1.25%	6.85% to	6.85%
2009	1	$12.84	to	$12.85	$14	(c)	0.50%	to	0.55%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
Cohen & Steers Realty Shares
2011	71	$9.44	to	$9.52	$677	(e)	0.25%	to	1.50%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ColumbiaSM Acorn Fund® - Class A
2011	6	$12.34	to	$12.47	$69	-	0.90%	to	1.45%	-5.98%
2010	1	$13.20	to	$13.23	$9	(d)	0.95%	to	1.15%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ColumbiaSM Acorn Fund® - Class Z
2011	1,012	$10.24	to	$10.72	$10,848	0.32%	0.00%	to	1.25%	-5.80% to	-4.63%
2010	631	$10.87	to	$11.24	$7,095	0.17%	0.00%	to	1.25%	24.37% to	26.01%
2009	275	$8.74	to	$8.92	$2,451	0.31%	0.00%	to	1.25%	37.85% to	39.59%
2008	126	$6.34	to	$6.39	$807	(b)	0.00%	to	1.25%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)

			414

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Mid Cap Value Fund - Class A
2011	413	$9.00	to	$9.45	$3,805	0.57%	0.25%	to	1.60%	-5.74% to	-4.55%
2010	399	$9.54	to	$9.90	$3,877	1.20%	0.25%	to	1.65%	21.09% to	22.68%
2009	371	$7.90	to	$8.11	$2,961	0.84%	0.00%	to	1.60%	30.15% to	32.30%
2008	258	$6.07	to	$6.13	$1,575	(b)	0.00%	to	1.55%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
Columbia Mid Cap Value Fund - Class Z
2011	557	$9.35	to	$9.63	$5,363	1.04%	0.00%	to	0.80%	-4.79% to	-3.99%
2010	273	$9.82	to	$10.03	$2,739	1.48%	0.00%	to	0.80%	22.14% to	23.22%
2009	161	$8.04	to	$8.14	$1,314	1.07%	0.00%	to	0.80%	31.59% to	32.57%
2008	91	$6.11	to	$6.14	$561	(b)	0.00%	to	0.80%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
CRM Mid Cap Value Fund - Investor Shares
2011	16	$12.93	to	$13.28	$216	0.46%	0.45%	to	1.45%	-8.33% to	-7.59%
2010	16	$14.11	to	$14.37	$223	0.68%	0.45%	to	1.55%	17.78% to	18.08%
2009	6	$12.15	to	$12.17	$70	(c)	0.45%	to	0.70%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
Dodge & Cox International Stock Fund
2011	14	$9.69	to	$9.89	$136	4.29%	0.75%	to	1.85%	-
2010	-		$11.80		$4	(d)		1.35%		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
Dodge & Cox Stock Fund
2011	2	$10.86	to	$10.98	$24	(e)	1.15%	to	1.70%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)

415

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
DWS Equity 500 Index Fund - Class S
2011	29		$13.65		$400	1.86%		1.00%		0.89%
2010	26		$13.53		$351	1.67%		1.00%		13.79%
2009	21		$11.89		$247	1.93%		1.00%		25.03%
2008	18		$9.51		$168	2.02%		1.00%		-37.72%
2007	15		$15.27		$228	2.03%		1.00%		4.30%
Eaton Vance Large-Cap Value Fund - Class R
2011	4	$12.29	to	$12.74	$46	2.38%	0.20%	to	1.55%	-5.26% to	-4.93%
2010	3	$13.20	to	$13.40	$38	-	0.20%	to	1.10%	9.09% to	9.17%
2009	1		$12.21		$13	(c)	0.50%	to	0.55%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
EuroPacific Growth Fund® - Class R-3
2011	649	$13.81	to	$15.61	$9,736	1.18%	0.00%	to	1.55%	-15.17% to	-13.85%
2010	742	$16.06	to	$18.12	$12,954	1.19%	0.00%	to	1.75%	7.21% to	9.09%
2009	721	$14.98	to	$16.61	$11,577	1.76%	0.00%	to	1.75%	36.31% to	38.65%
2008	622	$10.99	to	$11.98	$7,252	1.89%	0.00%	to	1.75%	-41.76% to	-40.69%
2007	486	$18.87	to	$20.20	$9,594	2.23%	0.00%	to	1.75%	16.70% to	18.27%
EuroPacific Growth Fund® - Class R-4
2011	16,297	$7.54	to	$15.82	$235,342	1.54%	0.00%	to	1.50%	-14.91% to	-13.60%
2010	16,595	$8.81	to	$18.31	$279,835	1.48%	0.00%	to	1.50%	7.74% to	9.40%
2009	15,890	$8.12	to	$16.80	$247,037	2.00%	0.00%	to	1.50%	37.08% to	39.25%
2008	13,832	$5.88	to	$12.16	$155,758	2.22%	0.00%	to	1.50%	-41.44% to	-40.56%
2007	11,118	$9.92	to	$20.24	$212,894	2.15%	0.00%	to	1.50%	17.11% to	18.85%
Fidelity® Advisor New Insights Fund - Institutional
Class
2011	22	$11.82	to	$12.15	$259	-	0.40%	to	1.85%	-
2010	3	$12.21	to	$12.24	$38	(d)	0.90%	to	1.15%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)

			416

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2011	13,226	$8.07	to	$28.04	$256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010	14,409	$8.06	to	$28.09	$280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%
2007	17,821	$13.07	to	$33.82	$426,528	1.84%	0.00%	to	2.15%	-0.38%	to	1.55%
Fidelity® VIP Growth Portfolio - Initial Class
2011	12,717	$8.01	to	$26.98	$214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010	13,207	$8.07	to	$27.24	$225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
2007	15,005	$13.28	to	$33.50	$329,714	0.83%	0.00%	to	1.85%	24.81%	to	26.93%
Fidelity® VIP High Income Portfolio - Initial Class
2011	770	$12.55	to	$13.54	$9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010	812	$12.18	to	$13.22	$9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
2007	735	$10.20	to	$11.25	$7,556	8.27%	1.00%	to	1.50%	1.26%	to	1.78%
Fidelity® VIP Overseas Portfolio - Initial Class
2011	2,181	$6.36	to	$17.19	$27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010	2,316	$7.74	to	$20.75	$36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
2007	2,877	$13.33	to	$25.80	$60,698	3.37%	0.00%	to	1.50%	15.56%	to	17.27%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2011	37,831	$8.53	to	$36.35	$988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010	38,963	$8.83	to	$37.67	$1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
2007	40,117	$14.19	to	$42.45	$1,311,557	0.95%	0.00%	to	2.15%	-6.90%	to	17.56%

			417

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2011	3,936	$26.07	to	$26.27	$103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010	4,089	$25.79	to	$26.00	$106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%
2007	4,341	$28.94	to	$29.21	$126,698	3.67%	1.00%	to	1.10%	4.29%	to	4.40%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2011	1,311		$13.81		$18,110	0.26%		-		-10.61%
2010	1,329		$15.45		$20,531	0.39%		-		28.86%
2009	1,163		$11.99		$13,948	0.73%		-		40.07%
2008	935		$8.56		$8,006	0.55%		-		-39.42%
2007	706		$14.13		$9,972	0.92%		-		15.63%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2011	930	$22.29	to	$22.46	$20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010	947	$23.09	to	$23.28	$22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$15,560	3.00%	0.95%	to	1.00%	-29.42%
2007	889	$22.60	to	$22.81	$20,260	6.08%	1.00%	to	1.10%	14.20%	to	14.34%
Mutual Global Discovery Fund - Class R
2011	171	$15.28	to	$17.07	$2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010	228	$15.81	to	$17.53	$3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
2007	138	$17.17	to	$18.00	$2,445	2.27%	0.35%	to	1.55%	9.02%	to	10.43%
Franklin Small-Mid Cap Growth Fund - Class A
2011	49	$12.78	to	$14.45	$673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010	47	$13.68	to	$15.12	$681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
2007	55	$13.64	to	$14.24	$767	-	0.65%	to	1.75%	9.73%	to	10.99%

			418

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2011	5,934	$9.85	to	$20.36	$109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010	6,233	$10.33	to	$21.19	$119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%
2007	5,150	$12.76	to	$19.69	$91,636	0.69%	0.00%	to	1.95%	-4.10%	to	-2.71%
Fundamental InvestorsSM, Inc. - Class R-3
2011	123	$8.57	to	$9.06	$1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010	87	$8.90	to	$9.27	$793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$13	(b)	0.40%	to	1.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Fundamental InvestorsSM, Inc. - Class R-4
2011	3,649	$8.68	to	$9.17	$32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010	3,501	$8.98	to	$9.35	$31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$8,280	(b)	0.00%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
The Growth Fund of America® - Class R-3
2011	1,165	$9.71	to	$13.13	$14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010	1,342	$10.34	to	$13.84	$17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
2007	848	$11.68	to	$15.17	$12,442	0.92%	0.00%	to	1.75%	8.85%	to	10.36%
The Growth Fund of America® - Class R-4
2011	21,865	$8.28	to	$13.42	$271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010	23,779	$8.79	to	$14.10	$313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
2007	16,882	$9.72	to	$15.32	$248,778	1.08%	0.00%	to	1.50%	9.19%	to	10.52%

			419

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2011	18		$9.67		$173	1.65%		0.65%		-15.77%
2010	17		$11.48		$190	(d)		0.65%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
The Hartford Dividend And Growth Fund - Class R4
2011	2		$11.19		$28	-		0.65%		0.27%
2010	4		$11.16		$46	(d)		0.65%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
The Income Fund of America® - Class R-3
2011	153	$13.10	to	$14.63	$2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010	147	$12.33	to	$13.91	$1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
2007	121	$13.25	to	$14.19	$1,660	3.34%	0.00%	to	1.75%	1.83%	to	3.08%
ING Balanced Portfolio - Class I
2011	13,209	$9.35	to	$37.60	$299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010	14,952	$9.56	to	$38.46	$347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
2007	21,542	$12.24	to	$40.44	$528,434	2.68%	0.00%	to	1.95%	-27.07%	to	5.54%
ING Real Estate Fund - Class A
2011	114	$17.05	to	$19.12	$2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010	117	$15.50	to	$17.49	$1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%
2007	121	$15.25	to	$16.33	$1,923	2.75%	0.00%	to	1.75%	-17.75%	to	-16.74%

			420

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Value Choice Fund - Class A
2011	-	$11.90			$3	(e)		0.60%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING GNMA Income Fund - Class A
2011	355	$10.80	to	$16.78	$4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010	367	$10.20	to	$15.66	$4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
2007	126	$10.89	to	$11.57	$1,405	3.87%	0.00%	to	1.55%	4.11%	to	5.37%
ING Intermediate Bond Fund - Class A
2011	251	$12.36	to	$13.98	$3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010	326	$11.66	to	$12.97	$4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
2007	269	$10.97	to	$11.65	$3,064	4.22%	0.00%	to	1.55%	4.18%	to	5.34%
ING Intermediate Bond Portfolio - Class I
2011	17,019	$11.86	to	$95.33	$386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010	17,564	$11.13	to	$89.57	$383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
2007	19,947	$11.00	to	$92.31	$421,252	3.81%	0.00%	to	1.95%	-11.31%	to	5.99%
ING Intermediate Bond Portfolio - Class S
2011	74		$12.47		$922	5.44%		0.35%		6.95%
2010	44		$11.66		$511	5.81%		0.35%		9.07%
2009	33		$10.69		$349	7.13%		0.35%		10.89%
2008	22		$9.64		$212	5.64%		0.35%		-8.88%
2007	23		$10.58		$249	6.90%		0.35%		5.27%

			421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service Class
2011	1,989	$5.47	to	$11.57	$21,281	1.89%	0.00%	to	1.50%	-22.99%	to	-21.84%
2010	2,357	$7.06	to	$14.81	$32,588	-	0.00%	to	1.50%	5.26%	to	6.85%
2009	2,803	$6.66	to	$13.86	$36,625	3.46%	0.00%	to	1.50%	18.42%	to	20.21%
2008	3,034	$5.58	to	$11.53	$33,338	-	0.00%	to	1.50%	-44.46%	to	-43.62%
2007	3,036	$17.69	to	$20.46	$59,851	0.08%	0.00%	to	1.50%	14.70%	to	16.46%
ING BlackRock Health Sciences Opportunities
Portfolio - Service Class
2011	892	$9.29	to	$13.41	$11,294	0.58%	0.00%	to	1.50%	3.15%	to	4.83%
2010	826	$8.95	to	$12.80	$10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
2008	749	$7.07	to	$9.97	$7,198	0.15%	0.00%	to	1.50%	-29.73%	to	-28.63%
2007	460	$13.42	to	$13.97	$6,256	0.13%	0.00%	to	1.50%	6.93%	to	8.55%
ING BlackRock Inflation Protected Bond Portfolio -
Adviser Class
2011	7		$10.65		$74	(e)		0.35%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2011	9,172	$8.22	to	$9.41	$82,025	0.62%	0.00%	to	1.50%	-2.78%	to	-1.25%
2010	9,256	$8.45	to	$9.53	$84,717	0.46%	0.00%	to	1.50%	11.91%	to	13.72%
2009	9,710	$7.55	to	$8.39	$79,020	0.58%	0.00%	to	1.50%	28.62%	to	30.69%
2008	10,055	$5.87	to	$6.43	$63,303	0.20%	0.00%	to	1.50%	-39.90%	to	-39.03%
2007	11,126	$9.76	to	$10.53	$115,938	(a)	0.00%	to	1.50%		(a)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2011	51	$10.49	to	$13.51	$551	0.54%	0.00%	to	1.30%	-2.05%	to	-1.55%
2010	18	$10.71	to	$10.95	$196	-	0.00%	to	0.50%	12.86%	to	13.47%
2009	17	$9.49	to	$9.65	$158	-	0.00%	to	0.50%	29.47%	to	30.23%
2008	12	$7.33	to	$7.41	$86	-	0.00%	to	0.50%	-39.32%	to	-39.11%
2007	4	$12.08	to	$12.17	$43	-	0.00%	to	0.50%	6.75%

			422

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
2011	29	$9.07		$261	0.42%		0.35%		-1.95%
2010	24	$9.25		$220	-		0.35%		12.80%
2009	22	$8.20		$177	-		0.35%		29.54%
2008	12	$6.33		$79	-		0.35%		-39.43%
2007	14	$10.45		$147	(a)		0.35%		(a)
ING Clarion Global Real Estate Portfolio - Adviser Class
2011	-	$8.90		$2	(e)		0.35%		(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Clarion Global Real Estate Portfolio - Institutional
Class
2011	5,765	$9.44 to	$9.93	$55,561	3.83%	0.00%	to	1.50%	-6.63% to	-5.16%
2010	5,816	$10.11 to	$10.47	$59,612	8.70%	0.00%	to	1.50%	14.63% to	16.33%
2009	5,675	$8.82 to	$9.00	$50,442	2.45%	0.00%	to	1.50%	31.79% to	33.73%
2008	5,361	$6.69 to	$6.73	$35,967	(b)	0.00%	to	1.50%	(b)
2007	(b)	(b)		(b)	(b)		(b)		(b)
ING Clarion Real Estate Portfolio - Adviser Class
2011	2	$9.80		$18	(e)		0.35%		(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Clarion Real Estate Portfolio - Institutional Class
2011	188	$10.84 to	$11.48	$2,157	2.40%	0.95%	to	1.95%	7.65% to	8.71%
2010	182	$10.07 to	$10.56	$1,924	3.64%	0.95%	to	1.95%	25.88% to	27.08%
2009	158	$8.00 to	$8.31	$1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117	$6.16		$724	1.92%		0.95%		-38.89%
2007	94	$9.91 to	$10.08	$942	(a)	0.95%	to	1.95%	(a)

423

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Real Estate Portfolio - Service Class
2011	4,216	$9.91	to	$11.95	$48,009	1.33%	0.00%	to	1.55%	7.87% to	9.53%
2010	3,935	$9.13	to	$10.91	$41,259	3.37%	0.00%	to	1.50%	26.02% to	28.05%
2009	3,220	$7.19	to	$8.52	$26,610	3.48%	0.00%	to	1.55%	33.83% to	35.89%
2008	2,819	$5.33	to	$6.27	$17,289	1.39%	0.00%	to	1.50%	-39.46% to	-38.53%
2007	2,072	$9.95	to	$10.20	$20,838	1.31%	0.00%	to	1.50%	-18.97% to	-18.11%
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2011	4,580	$9.19	to	$14.79	$64,098	0.20%	0.00%	to	1.60%	-12.28% to	-10.93%
2010	4,086	$10.41	to	$16.61	$64,558	0.15%	0.00%	to	1.80%	26.45% to	28.45%
2009	3,350	$8.18	to	$12.94	$41,611	0.53%	0.00%	to	1.50%	37.05% to	39.14%
2008	2,384	$5.92	to	$9.30	$21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
2007	1,307	$9.76	to	$15.28	$19,443	0.12%	0.00%	to	1.85%	12.77% to	14.09%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2011	1		$8.52		$12	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Global Resources Portfolio - Adviser Class
2011	-		$8.76		$2	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Global Resources Portfolio - Institutional Class
2011	2		$12.51		$30	-		0.20%		-9.08%
2010	2		$13.76		$33	-		0.20%		21.66%
2009	2		$11.31		$27	-		0.20%		37.59%
2008	3		$8.22		$25	2.90%		0.20%		-40.95%
2007	3		$13.92		$44	(a)		0.20%		(a)

			424

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2011	10,492	$8.89	to	$13.59	$122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010	10,301	$9.88	to	$15.01	$133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
2008	9,325	$6.00	to	$8.06	$73,573	2.08%	0.00%	to	1.50%	-41.88%	to	-41.03%
2007	8,097	$13.42	to	$13.65	$109,431	(a)	0.00%	to	1.50%		(a)
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	1,721	$8.75	to	$12.25	$19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010	1,829	$9.03	to	$12.52	$21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
2007	1,338	$12.73	to	$13.25	$17,288	1.68%	0.00%	to	1.50%	1.03%	to	2.11%
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2011	18		$16.12		$286	0.87%		0.35%		-18.83%
2010	20		$19.86		$405	0.48%		0.35%		19.49%
2009	25		$16.62		$421	1.01%		0.35%		70.29%
2008	18		$9.76		$171	3.71%		0.35%		-51.61%
2007	18		$20.17		$368	0.94%		0.35%		37.49%
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2011	1,715	$16.84	to	$16.87	$28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010	1,953	$20.75	to	$20.78	$40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
2008	1,808	$10.20	to	$10.21	$18,447	2.65%	0.95%	to	1.00%	-51.66%	to	-51.61%
2007	2,077		$21.10		$43,831	1.12%		1.00%		37.46%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2011	1,268	$8.05	to	$20.76	$23,894	0.83%	0.00%	to	1.50%	-19.51%	to	-18.26%
2010	1,441	$9.94	to	$25.42	$33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
2009	1,541	$8.33	to	$21.25	$30,187	1.31%	0.00%	to	1.55%	68.93%	to	71.51%
2008	1,357	$4.89	to	$12.39	$15,725	2.46%	0.00%	to	1.50%	-52.01%	to	-51.32%
2007	1,642	$15.61	to	$25.32	$40,173	0.95%	0.10%	to	1.50%	36.42%	to	37.80%

			425

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Adviser Class
2011	1		$9.08		$9	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2011	631	$10.18	to	$14.57	$8,714	0.37%	0.00%	to	1.50%	-2.80% to	-1.29%
2010	466	$10.41	to	$14.76	$6,554	0.28%	0.00%	to	1.50%	24.86% to	26.70%
2009	324	$8.29	to	$11.65	$3,617	0.45%	0.00%	to	1.50%	25.40% to	27.40%
2008	241	$6.57	to	$9.15	$2,129	0.48%	0.00%	to	1.50%	-31.00% to	-29.94%
2007	194	$12.55	to	$13.06	$2,468	0.15%	0.00%	to	1.50%	-3.16% to	-2.13%
ING Large Cap Growth Portfolio - Adviser Class
2011	11		$10.33		$113	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Large Cap Growth Portfolio - Institutional Class
2011	12,873	$10.27	to	$14.05	$133,022	(e)	0.00%	to	1.50%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Large Cap Growth Portfolio - Service Class
2011	25	$10.32	to	$15.22	$266	0.11%	0.00%	to	1.40%	1.74%
2010	217	$14.96	to	$15.29	$3,252	0.33%	0.00%	to	0.50%	13.68% to	14.19%
2009	29	$13.16	to	$13.39	$378	0.48%	0.00%	to	0.50%	41.81% to	42.45%
2008	4	$9.28	to	$9.40	$35	-	0.00%	to	0.50%	-27.53%
2007	-		$12.97		-	-		-		-

			426

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Value Portfolio - Institutional Class
2011	24,706	$8.14	to	$9.38	$212,312	1.28%	0.00%	to	1.95%	1.50% to	3.53%
2010	16,432	$8.02	to	$9.06	$137,628	2.49%	0.00%	to	1.95%	17.08% to	19.37%
2009	17,629	$6.85	to	$7.59	$124,824	-	0.00%	to	1.95%	10.45% to	12.77%
2008	17,559	$6.20	to	$6.74	$111,368	3.16%	0.00%	to	1.95%	-31.49% to	-30.28%
2007	17,096	$9.05	to	$9.31	$156,482	(a)	0.20%	to	1.95%	(a)
ING Large Cap Value Portfolio - Service Class
2011	95	$8.21	to	$8.71	$821	1.94%	0.50%	to	1.55%	2.18%
2010	-		$8.26		$3	-		1.05%		18.00%
2009	-		$7.00		$3	(c)		1.05%		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico Growth Portfolio - Institutional Class
2011	904	$9.58	to	$10.14	$8,799	0.51%	0.00%	to	1.50%	-2.84% to	-1.46%
2010	921	$9.82	to	$10.29	$9,178	0.69%	0.00%	to	1.50%	18.35% to	20.07%
2009	881	$8.25	to	$8.57	$7,384	1.17%	0.00%	to	1.50%	27.33% to	31.01%
2008	797	$6.45	to	$6.62	$5,214	(b)	0.00%	to	1.50%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING Marsico Growth Portfolio - Service Class
2011	48	$9.91	to	$12.28	$570	0.18%	0.25%	to	1.45%	-2.98% to	-1.84%
2010	43	$10.12	to	$12.51	$522	0.47%	0.25%	to	1.35%	18.32% to	19.48%
2009	33	$8.47	to	$10.35	$337	0.62%	0.35%	to	1.50%	27.96% to	28.53%
2008	39	$6.59	to	$8.08	$306	0.09%	0.35%	to	1.20%	-40.94% to	-40.60%
2007	325	$11.39	to	$13.76	$4,327	-	0.00%	to	1.50%	12.43% to	14.19%
ING MFS Total Return Portfolio - Adviser Class
2011	97		$11.59		$1,120	2.56%		0.35%		0.87%
2010	93		$11.49		$1,070	0.41%		0.35%		9.12%
2009	85		$10.53		$896	2.58%		0.35%		17.13%
2008	55		$8.99		$497	4.89%		0.35%		-22.90%
2007	49		$11.66		$567	1.31%		0.35%		3.19%

			427

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Institutional Class
2011	5,037	$11.03	to	$11.05	$55,604	2.69%	0.95%	to	1.00%	0.82%	to	0.91%
2010	5,492	$10.94	to	$10.95	$60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
2008	6,024	$8.57	to	$8.58	$51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
2007	7,291		$11.13		$81,146	0.11%		1.00%		3.25%
ING MFS Total Return Portfolio - Service Class
2011	1,712	$9.76	to	$16.06	$24,886	2.43%	0.00%	to	1.65%	0.07%	to	1.52%
2010	1,795	$9.70	to	$15.85	$25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%
2007	2,252	$12.08	to	$15.88	$33,604	2.95%	0.10%	to	1.55%	2.44%	to	3.61%
ING MFS Utilities Portfolio - Service Class
2011	2,369	$9.86	to	$19.18	$42,549	3.65%	0.00%	to	1.50%	4.77%	to	6.40%
2010	2,219	$9.35	to	$18.03	$37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
2007	2,012	$18.42	to	$19.17	$37,523	1.01%	0.00%	to	1.50%	25.48%	to	26.89%
ING Morgan Stanley Global Franchise Portfolio -
Adviser Class
2011	1		$9.77		$15	(e)		0.35%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING PIMCO High Yield Portfolio - Adviser Class
2011	3		$9.91		$29	(e)		0.35%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

			428

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO High Yield Portfolio - Institutional Class
2011	697	$14.47	to	$14.50	$10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010	491	$13.96	to	$13.98	$6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
2007	74		$10.80		$800	6.11%		1.00%		2.08%
ING PIMCO High Yield Portfolio - Service Class
2011	1,538	$13.34	to	$16.36	$23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010	1,397	$12.89	to	$15.66	$20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%
2007	497	$10.71	to	$11.85	$5,722	7.27%	0.00%	to	1.50%	1.34%	to	2.86%
ING Pioneer Fund Portfolio - Institutional Class
2011	1,981	$8.60	to	$10.90	$19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010	1,963	$9.06	to	$11.50	$20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
2008	1,578	$6.37	to	$8.11	$11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
2007	1,454	$11.18	to	$12.51	$16,489	0.44%	0.00%	to	1.70%	3.71%	to	5.42%
ING Pioneer Fund Portfolio - Service Class
2011	28	$9.42	to	$9.80	$271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010	46	$10.00	to	$10.52	$473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
2008	15	$7.22	to	$7.33	$109	3.64%	0.70%	to	1.30%	-35.54%	to	-35.41%
2007	10	$11.20	to	$11.24	$111	-	1.00%	to	1.30%	4.07%
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2011	7,967	$8.77	to	$10.70	$80,950	1.54%	0.00%	to	1.90%	-6.42%	to	-4.80%
2010	8,727	$9.30	to	$11.24	$93,956	1.11%	0.00%	to	2.10%	15.71%	to	18.32%
2009	9,133	$7.93	to	$9.51	$83,867	1.50%	0.00%	to	2.10%	23.11%	to	25.46%
2008	8,859	$6.37	to	$7.58	$65,464	2.18%	0.00%	to	1.80%	-34.09%	to	-32.92%
2007	8,727	$11.02	to	$11.30	$96,991	0.08%	0.00%	to	1.80%	4.16%	to	5.26%

			429

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2011	35	$9.44	to	$10.51	$359	1.34%	0.10%	to	1.65%	-6.60% to	-5.06%
2010	36	$10.30	to	$11.07	$390	0.82%	0.10%	to	1.65%	16.13% to	17.77%
2009	37	$8.91	to	$9.40	$342	1.47%	0.10%	to	1.55%	23.49% to	25.00%
2008	28	$7.27	to	$7.52	$204	3.64%	0.10%	to	1.35%	-34.03% to	-33.30%
2007	1	$11.02	to	$11.20	$16	(a)	0.35%	to	1.35%	(a)
ING T. Rowe Price Capital Appreciation Portfolio -
Adviser Class
2011	15		$9.65		$146	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2011	28,088	$10.86	to	$14.95	$396,097	1.97%	0.00%	to	1.55%	1.28% to	2.89%
2010	25,529	$10.65	to	$14.53	$352,842	1.74%	0.00%	to	1.55%	12.32% to	13.97%
2009	21,112	$9.42	to	$12.75	$257,927	2.05%	0.00%	to	1.55%	31.08% to	33.33%
2008	17,181	$7.12	to	$9.57	$158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
2007	13,148	$12.66	to	$13.20	$168,990	1.82%	0.00%	to	1.55%	2.76% to	4.05%
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
2011	131		$11.03		$1,447	1.86%		0.35%		-1.52%
2010	121		$11.20		$1,354	1.31%		0.35%		14.17%
2009	142		$9.81		$1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$918	3.48%		0.35%		-36.19%
2007	93		$12.38		$1,151	1.02%		0.35%		2.40%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2011	6,232	$8.66	to	$17.51	$100,170	1.97%	0.00%	to	1.50%	-2.41% to	-0.89%
2010	6,508	$8.82	to	$17.67	$106,214	1.54%	0.00%	to	1.65%	13.06% to	15.00%
2009	7,785	$7.73	to	$15.37	$110,806	1.81%	0.00%	to	1.65%	22.83% to	24.96%
2008	6,475	$6.23	to	$12.30	$74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%
2007	5,633	$13.02	to	$19.12	$101,704	1.42%	0.00%	to	1.65%	1.35% to	2.78%

			430

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price International Stock Portfolio -
Adviser Class
2011	11		$7.63		$83	3.66%		0.35%		-13.00%
2010	9		$8.77		$81	0.78%		0.35%		13.02%
2009	23		$7.76		$175	-		0.35%		36.62%
2008	11		$5.68		$65	-		0.35%		-49.87%
2007	6		$11.33		$64	(a)		0.35%			(a)
ING T. Rowe Price International Stock Portfolio -
Service Class
2011	564	$6.61	to	$12.99	$6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010	579	$7.60	to	$14.82	$8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
2008	705	$4.93	to	$9.46	$6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
2007	688	$18.01	to	$18.74	$12,551	0.95%	0.00%	to	1.50%	18.80%	to	19.97%
ING Templeton Global Growth Portfolio - Institutional
Class
2011	53	$12.90	to	$13.54	$709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010	52	$13.78	to	$14.41	$735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
2008	77	$9.86	to	$10.17	$774	1.43%	0.60%	to	1.75%	-40.67%	to	-39.96%
2007	71	$16.62	to	$16.94	$1,186	-	0.75%	to	1.90%	1.70%
ING Templeton Global Growth Portfolio - Service Class
2011	438	$7.74	to	$9.14	$3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010	395	$8.29	to	$9.72	$3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
2007	253	$11.14	to	$11.39	$2,833	1.27%	0.30%	to	1.50%	0.91%	to	1.98%
ING U.S. Stock Index Portfolio - Institutional Class
2011	532	$11.84	to	$13.03	$6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010	473	$11.98	to	$12.80	$6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
2008	269	$8.44	to	$8.84	$2,372	3.86%	0.00%	to	1.25%	-37.92%	to	-37.13%
2007	256	$13.55	to	$14.03	$3,588	1.50%	0.05%	to	1.25%	4.04%	to	4.51%

			431

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Money Market Portfolio - Class I
2011	21,788	$10.14	to	$57.32	$341,904	0.00%	0.00%	to	1.60%	-1.51% to	0.06%
2010	21,616	$10.23	to	$57.51	$342,560	0.02%	0.00%	to	1.85%	-1.61% to	0.29%
2009	24,663	$10.28	to	$57.57	$403,501	0.30%	0.00%	to	2.05%	-1.69% to	0.35%
2008	32,012	$10.33	to	$57.58	$541,019	5.05%	0.00%	to	1.95%	0.93% to	13.38%
2007	26,790	$10.73	to	$56.29	$520,246	3.62%	0.00%	to	1.70%	-7.17% to	5.16%
ING Global Real Estate Fund - Class A
2011	4	$14.90	to	$15.02	$63	3.60%	0.50%	to	0.80%	-6.35%
2010	3	$15.91	to	$15.95	$48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$24	(c)	0.50%	to	0.80%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING International Capital Appreciation Fund - Class I
2011	-	$11.36	to	$11.58	$2	-	0.85%	to	1.60%	-19.43%
2010	1	$14.10	to	$14.24	$11	-	1.00%	to	1.60%	-
2009	-	$13.16	to	$13.18	$3	(c)	1.05%	to	1.35%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING International SmallCap Multi-Manager Fund -
Class A
2011	79	$13.14	to	$14.68	$1,134	1.38%	0.00%	to	1.40%	-18.79% to	-17.62%
2010	101	$15.79	to	$17.82	$1,766	0.41%	0.00%	to	1.75%	22.40% to	24.53%
2009	117	$12.90	to	$14.31	$1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
2007	111	$19.07	to	$20.42	$2,221	0.85%	0.00%	to	1.75%	8.61% to	9.75%
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
2011	8		$13.02		$110	1.08%		0.35%		-3.77%
2010	6		$13.53		$76	1.56%		0.35%		21.35%
2009	5		$11.15		$52	-		0.35%		34.66%
2008	5		$8.28		$39	2.63%		0.35%		-26.92%
2007	3		$11.33		$37	-		0.35%		-3.49%

			432

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2011	-	$11.01	to	$11.08	$5	(e)	0.95%	to	1.40%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING American Century Small-Mid Cap Value Portfolio -
Service Class
2011	2,497	$10.97	to	$19.08	$44,006	1.09%	0.00%	to	1.50%	-4.57% to	-3.13%
2010	2,506	$11.41	to	$19.70	$45,970	1.09%	0.00%	to	1.50%	20.15% to	22.06%
2009	2,396	$9.42	to	$16.14	$35,995	1.64%	0.00%	to	1.50%	33.70% to	35.74%
2008	1,988	$7.00	to	$11.90	$22,075	0.80%	0.00%	to	1.50%	-27.69% to	-26.54%
2007	1,876	$12.60	to	$16.20	$28,635	0.41%	0.00%	to	1.50%	-4.31% to	-2.91%
ING Baron Small Cap Growth Portfolio - Adviser Class
2011	99		$12.44		$1,233	-		0.35%		1.55%
2010	102		$12.25		$1,247	-		0.35%		25.77%
2009	97		$9.74		$947	-		0.35%		34.34%
2008	30		$7.25		$216	-		0.35%		-41.58%
2007	21		$12.41		$257	-		0.35%		5.44%
ING Baron Small Cap Growth Portfolio - Service Class
2011	6,828	$9.66	to	$20.75	$121,607	-	0.00%	to	1.55%	0.69% to	2.27%
2010	6,913	$9.54	to	$20.51	$122,371	-	0.00%	to	1.75%	24.28% to	26.62%
2009	7,089	$7.60	to	$16.37	$100,316	-	0.00%	to	1.75%	33.14% to	35.21%
2008	6,207	$5.66	to	$12.23	$66,236	-	0.00%	to	1.55%	-42.18% to	-41.24%
2007	5,880	$9.67	to	$21.03	$108,700	-	0.00%	to	1.55%	4.48% to	6.07%
ING Columbia Small Cap Value II Portfolio - Adviser
Class
2011	25		$9.29		$234	0.77%		0.35%		-3.23%
2010	3		$9.60		$26	-		0.35%		24.51%
2009	3		$7.71		$21	(c)		0.35%		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)

			433

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Columbia Small Cap Value II Portfolio - Service
Class
2011	312	$9.31	to	$10.34	$3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010	231	$9.81	to	$10.66	$2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
2008	142	$6.62	to	$6.89	$953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%
2007	77	$10.19	to	$10.42	$796	-	0.25%	to	1.50%	1.39%	to	2.47%
ING Davis New York Venture Portfolio - Service Class
2011	730	$8.15	to	$19.38	$11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010	843	$8.62	to	$20.33	$14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%
2008	735	$5.94	to	$13.79	$8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
2007	575	$12.23	to	$22.34	$11,313	0.25%	0.25%	to	1.50%	2.63%	to	3.63%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2011	692	$11.51	to	$11.82	$7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010	1,084	$13.01	to	$13.30	$14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
2008	911	$7.36	to	$7.45	$6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
2007	329	$12.29	to	$12.37	$4,044	0.05%	0.00%	to	0.50%	14.43%
ING Global Bond Portfolio - Adviser Class
2011	29		$14.02		$413	7.47%		0.35%		2.94%
2010	35		$13.62		$471	3.38%		0.35%		14.74%
2009	20		$11.87		$239	2.82%		0.35%		20.63%
2008	26		$9.84		$258	6.75%		0.35%		-16.26%
2007	23		$11.75		$275	4.98%		0.35%		8.00%
ING Global Bond Portfolio - Initial Class
2011	11,179	$12.12	to	$14.91	$155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010	11,430	$11.79	to	$14.38	$154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
2007	10,776	$11.42	to	$12.08	$125,688	4.51%	0.00%	to	1.95%	5.82%	to	10.12%

			434

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Bond Portfolio - Service Class
2011	72	$11.94	to	$13.18	$891	10.87%	0.25%	to	1.50%	1.93% to	3.12%
2010	90	$11.68	to	$12.93	$1,077	2.73%	0.35%	to	1.50%	13.82% to	15.15%
2009	58	$10.25	to	$11.36	$609	5.09%	0.35%	to	1.50%	19.58% to	20.85%
2008	25	$8.59	to	$9.50	$216	0.40%	0.40%	to	1.50%	-17.03%
2007	330	$11.45	to	$11.58	$3,826	(a)	0.95%	to	1.50%	(a)
ING Index Solution 2015 Portfolio - Initial Class
2011	1	$10.70	to	$13.08	$11	(e)	0.95%	to	1.40%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Index Solution 2015 Portfolio - Service Class
2011	44	$10.86	to	$13.01	$552	0.99%	0.00%	to	0.75%	0.08% to	0.74%
2010	5	$10.78	to	$13.00	$55	(d)	0.00%	to	0.75%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2015 Portfolio - Service 2 Class
2011	72	$10.88	to	$11.16	$798	2.29%	0.20%	to	1.55%	-0.91% to	0.45%
2010	62	$10.98	to	$11.11	$687	(d)	0.20%	to	1.55%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Initial Class
2011	6	$10.86	to	$13.48	$78	(e)	0.95%	to	1.40%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)

435

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2025 Portfolio - Service Class
2011	4	$11.00 to	$13.40	$49	5.19%	0.00%	to	0.75%	-2.26% to	-1.52%
2010	2	$11.17 to	$13.71	$28	(d)	0.00%	to	0.75%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Service 2 Class
2011	178	$11.07 to	$11.36	$2,003	1.87%	0.20%	to	1.55%	-3.23% to	-1.90%
2010	132	$11.44 to	$11.58	$1,519	(d)	0.20%	to	1.55%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Initial Class
2011	3	$13.53 to	$13.63	$42	(e)	0.95%	to	1.40%	(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2035 Portfolio - Service Class
2011	7	$10.98 to	$13.57	$80	1.96%	0.00%	to	0.75%	-3.96% to	-3.26%
2010	2	$11.35 to	$14.13	$22	(d)	0.00%	to	0.75%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Service 2 Class
2011	139	$11.07 to	$11.38	$1,557	1.59%	0.10%	to	1.55%	-4.90% to	-3.48%
2010	92	$11.64 to	$11.79	$1,083	(d)	0.10%	to	1.55%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)

436

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2045 Portfolio - Initial Class
2011	1	$13.85 to	$13.94	$17	(e)	0.95%	to	1.40%	(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2045 Portfolio - Service Class
2011	2	$11.08 to	$13.87	$19	-	0.00%	to	0.80%	-4.80% to	-4.15%
2010	-	$11.56 to	$14.57	$1	(d)	0.00%	to	0.75%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2045 Portfolio - Service 2 Class
2011	81	$11.16 to	$11.47	$923	1.19%	0.10%	to	1.55%	-5.82% to	-4.42%
2010	49	$11.85 to	$12.00	$584	(d)	0.10%	to	1.55%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2055 Portfolio - Initial Class
2011	-	$10.98		-	(e)		0.95%		(e)
2010	(e)	(e)		(e)	(e)		(e)		(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2055 Portfolio - Service Class
2011	6	$10.87 to	$11.10	$64	-	0.00%	to	1.25%	-5.04% to	-4.15%
2010	-	$11.51 to	$11.58	$3	(d)	0.00%	to	0.95%	(d)
2009	(d)	(d)		(d)	(d)		(d)		(d)
2008	(d)	(d)		(d)	(d)		(d)		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)

437

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2055 Portfolio - Service 2 Class
2011	5	$10.87	to	$10.97	$53	-	0.60%	to	1.15%	-5.21%
2010	-		$11.51		-	(d)	0.90%	to	0.95%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution Income Portfolio - Service Class
2011	51	$10.84	to	$12.59	$645	(e)	0.00%	to	0.80%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING Index Solution Income Portfolio - Service 2 Class
2011	17	$10.78	to	$10.97	$186	2.89%	0.60%	to	1.55%	0.94% to	1.86%
2010	15	$10.68	to	$10.76	$160	(d)	0.65%	to	1.55%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Invesco Van Kampen Comstock Portfolio -
Adviser Class
2011	28		$10.45		$297	1.32%		0.35%		-2.70%
2010	29		$10.74		$307	1.02%		0.35%		14.38%
2009	30		$9.39		$284	2.04%		0.35%		27.76%
2008	28		$7.35		$206	3.06%		0.35%		-36.80%
2007	33		$11.63		$382	1.50%		0.35%		-2.92%
ING Invesco Van Kampen Comstock Portfolio -
Service Class
2011	3,682	$8.53	to	$14.49	$46,669	1.37%	0.00%	to	1.95%	-3.92% to	-2.12%
2010	4,016	$8.79	to	$14.95	$52,549	1.29%	0.00%	to	1.95%	12.86% to	15.17%
2009	4,478	$7.70	to	$13.12	$51,283	2.28%	0.00%	to	1.95%	25.95% to	28.60%
2008	4,775	$6.03	to	$10.31	$42,974	3.72%	0.00%	to	1.95%	-37.70% to	-36.68%
2007	5,857	$12.01	to	$16.39	$83,912	1.24%	0.25%	to	1.95%	-3.74% to	-2.54%

			438

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Van Kampen Equity and Income
Portfolio - Adviser Class
2011	55		$11.80		$649	2.05%		0.35%		-1.91%
2010	43		$12.03		$523	1.38%		0.35%		11.39%
2009	46		$10.80		$492	1.50%		0.35%		21.62%
2008	35		$8.88		$308	7.05%		0.35%		-24.04%
2007	17		$11.69		$203	2.68%		0.35%		2.72%
ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class
2011	18,261	$9.95	to	$13.67	$228,833	2.23%	0.00%	to	1.95%	-3.03% to	-1.01%
2010	19,572	$10.15	to	$13.81	$249,741	1.82%	0.00%	to	1.95%	10.19% to	17.25%
2009	21,103	$9.11	to	$12.30	$240,779	1.87%	0.00%	to	1.95%	14.24% to	25.89%
2008	23,075	$7.48	to	$10.03	$216,996	5.17%	0.00%	to	1.95%	-30.76% to	-21.09%
2007	26,353	$11.95	to	$13.08	$325,269	2.45%	0.00%	to	1.95%	-1.13% to	8.09%
ING Invesco Van Kampen Equity and Income
Portfolio - Service Class
2011	6	$38.32	to	$39.30	$229	2.26%	1.00%	to	1.25%	-2.54% to	-2.31%
2010	5	$39.32	to	$40.23	$214	1.65%	1.00%	to	1.25%	10.64% to	10.92%
2009	4	$35.54	to	$36.27	$149	1.31%	1.00%	to	1.25%	20.84% to	21.14%
2008	5	$29.41	to	$30.80	$157	5.22%	0.60%	to	1.25%	-24.51% to	-24.03%
2007	5	$12.58	to	$40.54	$188	2.88%	0.60%	to	1.25%	2.02% to	2.66%
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2011	25		$12.49		$308	0.58%		0.35%		1.30%
2010	31		$12.33		$378	0.60%		0.35%		22.20%
2009	29		$10.09		$292	1.12%		0.35%		24.88%
2008	30		$8.08		$245	1.58%		0.35%		-33.44%
2007	32		$12.14		$386	0.42%		0.35%		1.76%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2011	1,760	$10.00	to	$19.76	$30,683	0.83%	0.00%	to	1.50%	0.29% to	1.88%
2010	1,790	$9.91	to	$19.41	$30,952	0.77%	0.00%	to	1.55%	21.11% to	23.01%
2009	1,864	$8.12	to	$15.78	$26,549	1.24%	0.00%	to	1.55%	23.68% to	25.73%
2008	1,843	$6.51	to	$12.56	$21,120	2.10%	0.00%	to	1.55%	-34.08% to	-33.01%
2007	2,021	$9.76	to	$18.54	$34,984	0.57%	0.00%	to	1.55%	0.77% to	2.37%

			439

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Portfolio - Adviser Class
2011	46		$11.12		$515	1.20%		0.35%		-8.93%
2010	40		$12.21		$483	1.39%		0.35%		15.08%
2009	36		$10.61		$383	1.61%		0.35%		38.51%
2008	31		$7.66		$238	2.32%		0.35%		-40.85%
2007	28		$12.95		$365	0.43%		0.35%		5.63%
ING Oppenheimer Global Portfolio - Initial Class
2011	40,001	$8.34	to	$13.73	$498,449	1.52%	0.00%	to	1.65%	-9.60% to	-8.10%
2010	43,210	$9.16	to	$14.94	$591,369	1.57%	0.00%	to	1.80%	14.05% to	21.88%
2009	46,362	$7.95	to	$12.86	$549,793	2.38%	0.00%	to	1.95%	29.29% to	44.58%
2008	49,538	$5.74	to	$9.22	$423,940	2.29%	0.00%	to	1.95%	-43.34% to	-38.16%
2007	57,612	$14.09	to	$15.45	$840,722	1.09%	0.00%	to	1.80%	1.35% to	11.82%
ING Oppenheimer Global Portfolio - Service Class
2011	44	$14.05	to	$14.39	$638	1.40%	1.00%	to	1.25%	-9.53% to	-9.33%
2010	41	$15.53	to	$15.87	$647	1.41%	1.00%	to	1.25%	14.36% to	14.67%
2009	35	$13.58	to	$13.84	$486	2.12%	1.00%	to	1.25%	37.59% to	37.99%
2008	27	$9.87	to	$10.03	$267	1.98%	1.00%	to	1.25%	-41.18% to	-41.07%
2007	26	$16.78	to	$17.02	$439	1.20%	1.00%	to	1.25%	5.01% to	5.26%
ING PIMCO Total Return Portfolio - Adviser Class
2011	185		$13.93		$2,578	2.89%		0.35%		2.58%
2010	147		$13.58		$1,991	3.43%		0.35%		6.93%
2009	96		$12.70		$1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$870	5.48%		0.35%		-0.79%
2007	48		$11.43		$554	4.13%		0.35%		8.75%
ING PIMCO Total Return Portfolio - Initial Class
2011	8	$10.22	to	$10.29	$78	(e)	0.95%	to	1.40%	(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)

			440

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Service Class
2011	15,317	$12.41	to	$17.01	$232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010	15,339	$12.13	to	$16.48	$227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
2007	6,608	$10.22	to	$13.44	$83,010	3.25%	0.00%	to	1.75%	7.71%	to	9.17%
ING Pioneer High Yield Portfolio - Initial Class
2011	1,281	$13.37	to	$15.78	$19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010	1,177	$13.58	to	$15.89	$17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
2007	465	$11.04	to	$11.32	$5,184	6.31%	0.00%	to	1.50%	4.55%	to	6.19%
ING Pioneer High Yield Portfolio - Service Class
2011	27	$14.41	to	$15.25	$393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010	25	$14.71	to	$15.45	$370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%
2007	9	$11.02	to	$11.11	$95	5.94%	0.85%	to	1.35%	4.82%
ING Solution 2015 Portfolio - Adviser Class
2011	71	$11.31	to	$12.12	$805	2.89%	0.00%	to	0.35%	-1.22%	to	-0.90%
2010	45	$11.45	to	$12.23	$512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
2009	1,347	$10.26	to	$11.03	$14,444	3.68%	0.00%	to	1.55%	20.28%	to	22.15%
2008	1,203	$8.52	to	$9.03	$10,621	1.79%	0.00%	to	1.55%	-28.20%	to	-27.06%
2007	800	$11.72	to	$12.38	$9,750	0.70%	0.00%	to	1.55%	2.68%	to	4.06%
ING Solution 2015 Portfolio - Service Class
2011	5,226	$9.45	to	$12.33	$60,328	3.23%	0.00%	to	1.50%	-2.19%	to	-0.68%
2010	4,993	$9.61	to	$12.42	$58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
2009	4,158	$8.71	to	$11.17	$44,359	3.84%	0.00%	to	1.50%	20.49%	to	22.39%
2008	3,218	$7.17	to	$9.13	$28,425	1.76%	0.00%	to	1.50%	-27.98%	to	-26.84%
2007	2,485	$11.99	to	$12.48	$30,299	0.55%	0.00%	to	1.50%	3.01%	to	4.61%

			441

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Service 2 Class
2011	1,241	$11.00	to	$11.33	$13,912	3.32%	0.00%	to	1.55%	-2.40%	to	-0.79%
2010	1,297	$11.27	to	$11.42	$14,738	(d)	0.00%	to	1.55%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution 2025 Portfolio - Adviser Class
2011	36		$10.70		$387	1.90%		0.35%		-3.69%
2010	32	$11.11	to	$12.08	$351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
2009	1,753	$9.82	to	$10.64	$18,118	3.06%	0.00%	to	1.55%	23.44%	to	25.32%
2008	1,449	$7.86	to	$8.49	$12,028	1.43%	0.00%	to	1.55%	-34.96%	to	-33.93%
2007	957	$11.94	to	$12.85	$12,103	0.50%	0.00%	to	1.55%	2.66%	to	3.99%
ING Solution 2025 Portfolio - Service Class
2011	8,260	$8.71	to	$11.89	$92,206	2.18%	0.00%	to	1.50%	-4.53%	to	-3.03%
2010	7,451	$9.07	to	$12.27	$86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%
2009	6,278	$8.03	to	$10.78	$64,506	3.13%	0.00%	to	1.50%	23.86%	to	25.93%
2008	4,569	$6.43	to	$8.57	$37,936	1.41%	0.00%	to	1.50%	-34.86%	to	-33.95%
2007	3,127	$9.87	to	$12.96	$39,563	0.41%	0.00%	to	1.50%	3.06%	to	4.31%
ING Solution 2025 Portfolio - Service 2 Class
2011	1,727	$11.17	to	$11.51	$19,675	2.22%	0.00%	to	1.55%	-4.77%	to	-3.20%
2010	1,708	$11.73	to	$11.89	$20,208	(d)	0.00%	to	1.55%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution 2035 Portfolio - Adviser Class
2011	32		$10.55		$338	1.12%		0.35%		-5.21%
2010	34	$11.13	to	$11.56	$379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
2009	1,547	$9.77	to	$10.71	$16,062	2.66%	0.00%	to	1.55%	26.08%	to	28.11%
2008	1,196	$7.66	to	$8.36	$9,767	1.45%	0.00%	to	1.55%	-38.14%	to	-37.24%
2007	750	$12.24	to	$13.32	$9,830	0.44%	0.00%	to	1.55%	3.40%	to	4.75%

			442

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2011	6,862	$8.36	to	$11.85	$76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010	5,947	$8.85	to	$12.42	$70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
2007	2,101	$12.88	to	$13.41	$27,544	0.44%	0.00%	to	1.50%	3.70%	to	4.98%
ING Solution 2035 Portfolio - Service 2 Class
2011	1,444	$11.18	to	$11.52	$16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	1,425	$11.93	to	$12.10	$17,154	(d)	0.00%	to	1.55%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution 2045 Portfolio - Adviser Class
2011	11		$10.34		$115	1.03%		0.35%		-5.74%
2010	7		$10.97		$80	0.02%		0.35%		14.51%
2009	1,072	$9.58	to	$10.68	$11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
2008	797	$7.43	to	$8.26	$6,465	1.10%	0.00%	to	1.55%	-40.86%	to	-39.93%
2007	579	$12.42	to	$13.75	$7,858	0.24%	0.00%	to	1.55%	3.86%	to	5.24%
ING Solution 2045 Portfolio - Service Class
2011	4,993	$8.06	to	$11.80	$55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010	4,246	$8.57	to	$12.44	$49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
2009	3,511	$7.51	to	$10.81	$36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%
2008	2,197	$5.82	to	$8.32	$17,688	1.13%	0.00%	to	1.50%	-40.72%	to	-39.88%
2007	1,293	$9.89	to	$13.84	$17,462	0.25%	0.00%	to	1.50%	4.15%	to	5.38%
ING Solution 2045 Portfolio - Service 2 Class
2011	1,168	$11.22	to	$11.56	$13,383	1.25%	0.00%	to	1.55%	-6.89%	to	-5.40%
2010	1,142	$12.05	to	$12.22	$13,890	(d)	0.00%	to	1.55%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)

			443

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2055 Portfolio - Service Class
2011	130	$10.20	to	$11.02	$1,414	0.37%	0.05%	to	1.50%	-6.52% to	-5.16%
2010	19	$11.50	to	$11.62	$222	(d)	0.05%	to	1.50%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Solution 2055 Portfolio - Service 2 Class
2011	24	$10.74	to	$11.00	$259	0.46%	0.00%	to	1.45%	-6.43% to	-5.25%
2010	15	$11.51	to	$11.61	$174	(d)	0.00%	to	1.25%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Solution Growth Portfolio - Service Class
2011	193	$9.02	to	$9.44	$1,775	0.33%	0.25%	to	1.50%	-3.94% to	-2.68%
2010	131	$9.39	to	$9.70	$1,246	1.11%	0.25%	to	1.50%	11.11% to	12.40%
2009	86	$8.45	to	$8.63	$737	0.66%	0.25%	to	1.50%	22.87% to	23.99%
2008	25	$6.91	to	$6.96	$174	(b)	0.25%	to	1.25%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution Income Portfolio - Adviser Class
2011	25		$11.90		$303	2.00%		0.35%		-0.17%
2010	84	$11.92	to	$12.20	$998	0.63%	0.25%	to	0.40%	8.82% to	9.03%
2009	776	$10.61	to	$11.32	$8,576	5.19%	0.00%	to	1.40%	15.42% to	16.94%
2008	854	$9.19	to	$9.68	$8,109	1.98%	0.00%	to	1.40%	-18.09% to	-16.91%
2007	646	$11.22	to	$11.65	$7,427	0.90%	0.00%	to	1.40%	3.41% to	4.70%
ING Solution Income Portfolio - Service Class
2011	1,144	$10.40	to	$12.61	$13,757	3.92%	0.00%	to	1.50%	-1.13% to	0.42%
2010	1,044	$10.46	to	$12.57	$12,512	3.39%	0.00%	to	1.50%	7.95% to	9.78%
2009	852	$9.63	to	$11.47	$9,378	5.44%	0.00%	to	1.50%	15.44% to	17.28%
2008	733	$8.35	to	$9.78	$6,949	2.09%	0.00%	to	1.50%	-17.91% to	-16.70%
2007	644	$11.28	to	$11.74	$7,385	0.65%	0.00%	to	1.50%	3.68% to	4.87%

			444

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Service 2 Class
2011	241	$10.80	to	$11.10	$2,646	3.22%	0.00%	to	1.45%	-1.10% to	0.27%
2010	458	$10.93	to	$11.07	$5,049	(d)	0.00%	to	1.40%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Solution Moderate Portfolio - Service Class
2011	305	$9.68	to	$10.14	$3,018	0.54%	0.25%	to	1.50%	-2.22% to	-0.88%
2010	247	$9.90	to	$10.23	$2,487	1.49%	0.25%	to	1.50%	9.51% to	10.95%
2009	167	$9.04	to	$9.22	$1,529	0.93%	0.25%	to	1.50%	18.61% to	19.90%
2008	82	$7.63	to	$7.69	$625	(b)	0.25%	to	1.40%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2011	32		$12.64		$409	0.23%		0.35%		-4.53%
2010	34		$13.24		$451	-		0.35%		27.31%
2009	30		$10.40		$313	-		0.35%		45.05%
2008	30		$7.17		$212	-		0.35%		-43.54%
2007	29		$12.70		$365	-		0.35%		12.29%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2011	22,944	$9.79	to	$14.79	$309,528	0.35%	0.00%	to	1.50%	-5.15% to	-3.64%
2010	24,412	$10.25	to	$15.35	$345,307	0.28%	0.00%	to	1.50%	26.65% to	31.82%
2009	25,435	$8.04	to	$11.95	$281,756	0.43%	0.00%	to	1.50%	40.28% to	52.34%
2008	26,223	$5.53	to	$8.17	$200,073	0.48%	0.00%	to	1.50%	-45.52% to	-41.84%
2007	28,669	$11.84	to	$14.41	$389,300	0.19%	0.00%	to	1.50%	6.13% to	16.20%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2011	47	$9.63	to	$14.22	$580	0.18%	0.00%	to	1.25%	-5.12% to	-3.92%
2010	43	$10.15	to	$14.80	$562	-	0.00%	to	1.25%	26.47% to	28.14%
2009	36	$8.02	to	$11.55	$368	0.31%	0.00%	to	1.25%	44.22% to	46.02%
2008	37	$5.56	to	$7.91	$272	-	0.00%	to	1.25%	-44.01% to	-43.26%
2007	39	$9.93	to	$13.94	$514	-	0.00%	to	1.25%	11.57% to	12.61%

			445

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
2011	98		$11.60		$1,139	-		0.35%		-1.94%
2010	101		$11.83		$1,195	-		0.35%		15.87%
2009	105		$10.21		$1,070	-		0.35%		41.81%
2008	103		$7.20		$743	0.32%		0.35%		-42.72%
2007	92		$12.57		$1,155	-		0.35%		9.02%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2011	9,608	$9.08	to	$28.03	$208,716	-	0.00%	to	1.50%	-2.57% to	-1.06%
2010	10,050	$9.27	to	$28.62	$223,428	0.04%	0.00%	to	1.50%	15.11% to	16.88%
2009	10,235	$7.99	to	$24.73	$200,867	0.17%	0.00%	to	1.50%	40.83% to	43.01%
2008	10,195	$5.63	to	$17.48	$141,775	1.37%	0.00%	to	1.50%	-43.12% to	-30.59%
2007	11,199	$10.39	to	$30.54	$275,025	0.48%	0.00%	to	1.50%	-10.73% to	9.89%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2011	156	$11.83	to	$14.07	$2,053	-	0.00%	to	1.55%	-2.79% to	-1.33%
2010	152	$12.17	to	$14.40	$2,022	0.06%	0.00%	to	1.55%	14.81% to	16.61%
2009	140	$10.60	to	$12.48	$1,598	-	0.00%	to	1.55%	40.40% to	42.58%
2008	126	$7.55	to	$8.84	$1,018	1.15%	0.00%	to	1.55%	-43.28% to	-42.36%
2007	88	$13.31	to	$15.48	$1,234	0.19%	0.00%	to	1.55%	7.95% to	9.11%
ING Templeton Foreign Equity Portfolio - Adviser Class
2011	59		$7.78		$457	2.05%		0.35%		-12.68%
2010	36		$8.91		$324	1.86%		0.35%		7.87%
2009	26		$8.26		$215	-		0.35%		30.90%
2008	23		$6.31		$143	(b)		0.35%		(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING Templeton Foreign Equity Portfolio - Initial Class
2011	10,100	$7.54	to	$8.03	$77,991	1.95%	0.00%	to	1.50%	-13.36% to	-12.05%
2010	10,877	$8.70	to	$9.13	$96,382	2.20%	0.00%	to	1.50%	7.22% to	9.74%
2009	11,443	$8.11	to	$8.38	$94,024	-	0.00%	to	1.50%	30.10% to	32.18%
2008	12,039	$6.23	to	$6.34	$75,608	(b)	0.00%	to	1.50%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)

			446

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service
Class
2011	9	$8.95	to	$9.69	$86	1.15%	0.00%	to	1.40%	-13.44% to	-12.23%
2010	8	$10.32	to	$11.04	$88	2.76%	0.00%	to	1.45%	7.04% to	8.55%
2009	6	$9.64	to	$10.17	$57	-	0.00%	to	1.45%	30.01% to	31.91%
2008	5	$7.43	to	$7.71	$40	0.04%	0.00%	to	1.40%	-41.32%
2007	425	$12.66	to	$12.99	$5,433	1.43%	0.00%	to	1.50%	13.44% to	14.69%
ING Thornburg Value Portfolio - Adviser Class
2011	60		$10.29		$614	0.60%		0.35%		-13.82%
2010	32		$11.94		$383	1.23%		0.35%		10.45%
2009	40		$10.81		$429	0.83%		0.35%		43.56%
2008	39		$7.53		$295	0.25%		0.35%		-40.24%
2007	41		$12.60		$521	-		0.35%		6.33%
ING Thornburg Value Portfolio - Initial Class
2011	3,771	$6.01	to	$29.36	$75,735	0.79%	0.00%	to	1.50%	-14.42% to	-13.08%
2010	4,052	$7.02	to	$34.13	$93,417	1.46%	0.00%	to	1.50%	9.69% to	11.38%
2009	4,320	$6.40	to	$30.95	$89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
2007	4,540	$7.56	to	$36.21	$113,433	0.45%	0.00%	to	1.50%	5.60% to	7.23%
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2011	9		$9.58		$82	1.27%		0.35%		-3.33%
2010	8		$9.91		$75	-		0.35%		12.36%
2009	9		$8.82		$77	1.67%		0.35%		30.67%
2008	6		$6.75		$43	3.57%		0.35%		-40.27%
2007	1		$11.30		$13	(a)		0.35%		(a)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2011	4,859	$8.15	to	$18.24	$66,888	1.11%	0.00%	to	1.95%	-4.46% to	-2.54%
2010	5,497	$8.44	to	$18.72	$78,055	0.90%	0.00%	to	1.95%	11.28% to	13.46%
2009	6,024	$7.50	to	$16.50	$76,337	1.44%	0.00%	to	1.95%	29.15% to	31.83%
2008	6,593	$5.74	to	$12.52	$64,277	2.42%	0.00%	to	1.95%	-40.95% to	-5.47%
2007	7,798	$11.71	to	$20.79	$126,472	0.72%	0.00%	to	1.95%	-37.09% to	1.17%

			447

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2011	2		$9.20		$18	-		1.00%		-3.66%
2010	2		$9.55		$16	-		1.00%		11.83%
2009	1		$8.54		$10	-		1.00%		30.18%
2008	1		$6.56		$6	-		1.00%		-40.58%
2007	1		$11.04		$6	-		1.00%		-0.09%
ING Core Equity Research Fund - Class A
2011	13	$14.79	to	$15.19	$189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010	13	$14.99	to	$15.29	$200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$129	(c)	0.40%	to	1.55%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Strategic Allocation Conservative Portfolio - Class I
2011	1,920	$9.91	to	$21.55	$31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010	1,876	$9.82	to	$21.17	$30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
2007	2,130	$11.88	to	$21.16	$37,661	3.11%	0.00%	to	1.95%	4.12%	to	5.81%
ING Strategic Allocation Growth Portfolio - Class I
2011	3,981	$8.45	to	$20.63	$61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010	4,056	$8.78	to	$21.25	$65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%
2007	4,414	$11.45	to	$23.47	$84,589	1.70%	0.00%	to	1.95%	-11.33%	to	5.05%
ING Strategic Allocation Moderate Portfolio - Class I
2011	3,774	$9.12	to	$20.83	$57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010	3,928	$9.26	to	$20.95	$61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
2007	4,075	$11.78	to	$22.07	$73,150	2.16%	0.00%	to	1.60%	3.82%	to	5.49%

			448

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class A
2011	89		$9.65		$856	1.09%		0.35%		-1.03%
2010	62		$9.75		$606	0.99%		0.35%		13.11%
2009	47		$8.62		$403	1.03%		0.35%		29.24%
2008	56		$6.67		$371	1.89%		0.35%		-38.18%
2007	15		$10.79		$158	(a)		0.35%			(a)
ING Growth and Income Portfolio - Class I
2011	47,467	$8.82	to	$308.39	$1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010	52,699	$8.93	to	$312.14	$1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
2007	70,409	$10.98	to	$346.30	$1,758,568	1.34%	0.00%	to	1.95%	-29.85%	to	7.42%
ING Growth and Income Portfolio - Class S
2011	737	$9.58	to	$13.95	$7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010	141	$9.70	to	$14.09	$1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
2007	9	$10.78	to	$10.80	$101	(a)	0.30%	to	0.75%		(a)
ING GET U.S. Core Portfolio - Series 7
2011	94	$10.14	to	$10.50	$966	2.18%	1.25%	to	1.75%	-1.84%	to	-1.22%
2010	135	$10.32	to	$10.79	$1,420	2.04%	1.00%	to	1.75%	0.68%	to	1.51%
2009	165	$10.25	to	$10.63	$1,715	2.13%	1.00%	to	1.75%	-0.77%
2008	195	$10.33	to	$10.63	$2,036	1.98%	1.00%	to	1.75%	-6.68%	to	-5.93%
2007	226	$11.06	to	$11.30	$2,516	2.37%	1.00%	to	1.75%	1.47%	to	2.26%
ING GET U.S. Core Portfolio - Series 8
2011	33	$10.13	to	$10.14	$329	1.77%		1.75%		-2.22%	to	-2.22%
2010	34	$10.36	to	$10.37	$350	2.29%		1.75%		0.58%	to	0.68%
2009	34	$10.29	to	$10.30	$350	2.31%		1.75%		0.10%	to	0.19%
2008	75	$10.28	to	$10.29	$774	1.95%		1.75%		-8.13%	to	-8.04%
2007	87	$11.18	to	$11.19	$969	1.94%		1.75%		1.82%

			449

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 9
2011	10		$10.24		$99	2.52%		1.75%		-2.01%
2010	13		$10.45		$139	2.14%		1.75%		1.95%
2009	14		$10.25		$141	2.12%		1.75%		-0.19%
2008	14		$10.27		$142	1.96%		1.75%		-6.81%
2007	15		$11.02		$164	2.41%		1.75%		2.04% to	2.13%
ING GET U.S. Core Portfolio - Series 10
2011	5	$10.17	to	$10.18	$47	1.82%		1.75%		-1.36% to	-1.26%
2010	6		$10.31		$63	3.05%		1.75%		2.28%
2009	7		$10.08		$68	2.90%		1.75%		-2.61%
2008	7		$10.35		$70	2.74%		1.75%		-5.48%
2007	7		$10.95		$76	1.32%		1.75%		1.77%
ING GET U.S. Core Portfolio - Series 11
2011	3		$10.47		$31	3.23%		1.75%		-0.95% to	-0.85%
2010	3	$10.56	to	$10.57	$31	3.23%		1.75%		3.02% to	3.02%
2009	3	$10.25	to	$10.26	$31	3.17%		1.75%		-2.57% to	-2.47%
2008	3		$10.52		$32	2.53%		1.75%		-1.22%
2007	4		$10.65		$47	4.26%		1.75%		0.28%
ING BlackRock Science and Technology Opportunities
Portfolio - Adviser Class
2011	-		$8.39		$2	(e)		0.35%		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
2011	9,379	$4.46	to	$15.53	$45,758	-	0.00%	to	1.50%	-11.86% to	-10.44%
2010	9,177	$5.06	to	$17.38	$50,430	-	0.00%	to	1.90%	16.36% to	18.65%
2009	8,967	$4.33	to	$14.70	$42,053	-	0.00%	to	1.90%	49.80% to	52.74%
2008	7,555	$2.88	to	$9.65	$23,396	-	0.00%	to	1.60%	-40.75% to	-39.74%
2007	8,355	$4.86	to	$16.07	$42,834	-	0.00%	to	1.90%	17.02% to	19.06%

				450

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus LargeCap Portfolio - Class I
2011	15,065	$8.03	to	$21.65	$262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010	16,582	$8.16	to	$21.66	$292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
2007	22,182	$9.68	to	$24.64	$469,092	1.25%	0.00%	to	1.95%	2.98%	to	5.00%
ING Index Plus LargeCap Portfolio - Class S
2011	37		$10.44		$383	1.64%		0.35%		-0.76%
2010	33		$10.52		$348	1.94%		0.35%		13.24%
2009	40		$9.29		$375	2.57%		0.35%		22.56%
2008	43		$7.58		$325	1.52%		0.35%		-37.56%
2007	28		$12.14		$334	-		0.35%		4.39%
ING Index Plus MidCap Portfolio - Class I
2011	12,437	$9.33	to	$26.58	$280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010	13,426	$9.53	to	$26.88	$307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%
2007	16,185	$13.29	to	$26.82	$381,531	0.81%	0.00%	to	1.95%	3.51%	to	5.23%
ING Index Plus MidCap Portfolio - Class S
2011	34		$11.36		$389	0.41%		0.35%		-1.73%
2010	51		$11.56		$590	0.94%		0.35%		21.05%
2009	49		$9.55		$472	1.09%		0.35%		31.00%
2008	36		$7.29		$260	1.33%		0.35%		-37.90%
2007	29		$11.74		$343	0.52%		0.35%		4.92%
ING Index Plus SmallCap Portfolio - Class I
2011	6,805	$9.19	to	$19.30	$110,537	0.86%	0.00%	to	1.80%	-2.52%	to	-0.72%
2010	7,455	$9.34	to	$19.44	$122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
2009	7,647	$7.67	to	$15.83	$103,515	1.74%	0.00%	to	2.10%	22.25%	to	24.85%
2008	7,836	$6.19	to	$12.68	$85,771	0.96%	0.00%	to	2.10%	-34.86%	to	-33.54%
2007	9,070	$12.14	to	$19.08	$151,310	0.48%	0.00%	to	2.15%	-8.00%	to	-6.48%

			451

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class S
2011	17	$10.53		$181	0.60%		0.35%		-1.31%
2010	14	$10.67		$154	0.72%		0.35%		22.08%
2009	14	$8.74		$122	1.11%		0.35%		23.97%
2008	8	$7.05		$58	-		0.35%		-33.86%
2007	8	$10.66		$90	-		0.35%		-6.82%
ING International Index Portfolio - Class I
2011	2,344	$6.77 to	$12.49	$17,553	2.70%	0.00%	to	1.80%	-13.76% to	-12.20%
2010	2,334	$7.85 to	$14.36	$20,151	3.45%	0.00%	to	1.80%	6.27% to	8.01%
2009	2,401	$7.43 to	$13.44	$19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92 to	$5.95	$220	(b)	0.30%	to	1.25%	(b)
2007	(b)	(b)		(b)	(b)		(b)		(b)
ING International Index Portfolio - Class S
2011	1	$11.98		$7	-		0.35%		-12.75%
2010	1	$13.73		$13	6.25%		0.35%		7.27%
2009	1	$12.80		$19	(c)		0.35%		(c)
2008	(c)	(c)		(c)	(c)		(c)		(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2011	367	$14.28 to	$14.86	$5,308	1.31%	0.00%	to	1.50%	2.66% to	4.21%
2010	274	$13.91 to	$14.26	$3,841	0.64%	0.00%	to	1.50%	11.10% to	12.82%
2009	221	$12.47 to	$12.76	$2,772	(c)	0.00%	to	1.50%	(c)
2008	(c)	(c)		(c)	(c)		(c)		(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2011	41	$14.06 to	$14.63	$581	1.10%	0.00%	to	1.35%	2.52% to	3.87%
2010	37	$13.60 to	$14.12	$508	0.46%	0.00%	to	1.35%	10.94% to	12.47%
2009	29	$12.15 to	$12.60	$353	(c)	0.00%	to	1.35%	(c)
2008	(c)	(c)		(c)	(c)		(c)		(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)

		452

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Index Portfolio - Class I
2011	1,513	$8.96	to	$9.51	$13,923	1.53%	0.00%	to	1.80%	0.79% to	2.59%
2010	1,295	$8.89	to	$9.27	$11,717	3.25%	0.00%	to	1.80%	10.48% to	12.23%
2009	1,190	$8.06	to	$8.27	$9,692	-	0.00%	to	1.60%	21.90% to	23.65%
2008	403	$6.62	to	$6.68	$2,675	(b)	0.00%	to	1.45%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
ING Russell™ Large Cap Index Portfolio - Class S
2011	1		$14.33		$9	-		0.95%		1.20%
2010	1		$14.16		$10	(d)		0.95%		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Value Index Portfolio - Class I
2011	14	$12.98	to	$13.01	$184	1.22%	1.15%	to	1.25%	-0.38% to	-0.31%
2010	11	$13.03	to	$13.05	$145	1.79%	1.15%	to	1.25%	9.96% to	10.03%
2009	7	$11.85	to	$11.86	$79	(c)	1.15%	to	1.25%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING Russell™ Large Cap Value Index Portfolio - Class S
2011	215	$12.81	to	$13.33	$2,795	1.56%	0.00%	to	1.50%	-0.93% to	0.60%
2010	180	$12.93	to	$13.25	$2,346	1.44%	0.00%	to	1.50%	9.48% to	11.16%
2009	165	$11.81	to	$11.92	$1,952	(c)	0.00%	to	1.50%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2011	335	$15.29	to	$15.91	$5,207	0.45%	0.00%	to	1.50%	-3.65% to	-2.15%
2010	291	$15.87	to	$16.26	$4,652	0.29%	0.00%	to	1.50%	23.98% to	25.85%
2009	237	$12.80	to	$12.92	$3,049	(c)	0.00%	to	1.50%	(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)

453

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Index Portfolio - Class I
2011	786	$9.62	to	$10.27	$7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010	638	$9.98	to	$10.40	$6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
2008	224	$5.91	to	$5.96	$1,329	(b)	0.00%	to	1.25%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Small Cap Index Portfolio - Class I
2011	648	$10.09	to	$10.77	$6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010	482	$10.69	to	$11.21	$5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
2008	91	$6.94	to	$6.99	$635	(b)	0.25%	to	1.40%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Small Company Portfolio - Class I
2011	4,827	$9.95	to	$33.68	$116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010	5,153	$10.30	to	$34.54	$129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
2008	5,178	$6.59	to	$21.76	$86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%
2007	5,336	$14.34	to	$31.63	$135,138	0.19%	0.00%	to	1.50%	4.29%	to	5.90%
ING Small Company Portfolio - Class S
2011	14		$12.94		$184	-		0.35%		-3.00%
2010	11		$13.34		$149	-		0.35%		23.52%
2009	11		$10.80		$118	0.92%		0.35%		26.76%
2008	12		$8.52		$100	1.07%		0.35%		-31.46%
2007	7		$12.43		$87	-		0.35%		5.34%
ING U.S. Bond Index Portfolio - Class I
2011	794	$11.71	to	$12.37	$9,456	2.02%	0.00%	to	1.50%	5.58%	to	7.19%
2010	477	$11.09	to	$11.54	$5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
2009	368	$10.61	to	$10.87	$3,932	2.62%	0.00%	to	1.50%	4.32%	to	5.84%
2008	153	$10.17	to	$10.27	$1,559	(b)	0.00%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

			454

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class I
2011	5,279	$6.14	to	$12.70	$62,017	2.61%	0.00%	to	1.55%	-16.21%	to	-14.84%
2010	6,060	$7.28	to	$15.07	$84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
2009	7,742	$7.16	to	$14.85	$105,099	1.56%	0.00%	to	1.70%	25.00%	to	27.22%
2008	7,918	$5.67	to	$11.79	$84,985	2.94%	0.00%	to	1.70%	-43.63%	to	-42.79%
2007	8,365	$16.66	to	$20.79	$158,131	1.78%	0.00%	to	1.55%	11.69%	to	13.15%
ING International Value Portfolio - Class S
2011	22		$9.40		$210	2.54%		0.35%		-15.24%
2010	24		$11.09		$263	1.83%		0.35%		1.93%
2009	26		$10.88		$283	1.51%		0.35%		25.78%
2008	29		$8.65		$248	3.02%		0.35%		-42.52%
2007	32		$15.05		$480	1.48%		0.35%		12.65%
ING MidCap Opportunities Portfolio - Class I
2011	1,972	$11.38	to	$19.31	$32,603	-	0.00%	to	1.50%	-1.94%	to	-0.51%
2010	1,410	$11.54	to	$18.47	$23,611	0.72%	0.00%	to	1.50%	28.37%	to	30.35%
2009	998	$8.92	to	$14.17	$12,935	0.21%	0.00%	to	1.50%	39.29%	to	41.60%
2008	935	$6.36	to	$10.69	$8,648	-	0.00%	to	1.50%	-38.51%	to	-37.84%
2007	649	$14.57	to	$17.22	$9,758	-	0.20%	to	1.50%	23.79%	to	25.10%
ING MidCap Opportunities Portfolio - Class S
2011	164	$12.00	to	$15.64	$2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010	198	$12.22	to	$15.81	$2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23		$12.21		$276	-		0.35%		40.51%
2008	12		$8.69		$108	-		0.35%		-37.93%
2007	5		$14.00		$70	-		0.35%		25.00%
ING SmallCap Opportunities Portfolio - Class I
2011	1,989	$10.26	to	$17.18	$21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010	1,873	$10.33	to	$17.09	$20,701	-	0.00%	to	1.50%	30.43%	to	32.13%
2009	1,414	$7.92	to	$12.81	$11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
2008	1,290	$6.14	to	$9.68	$8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
2007	1,200	$9.51	to	$15.30	$11,915	-	0.20%	to	1.50%	8.44%	to	9.67%

			455

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING SmallCap Opportunities Portfolio - Class S
2011	6	$14.08		$86	-		0.35%		0.14%
2010	15	$14.06		$213	-		0.35%		31.65%
2009	6	$10.68		$60	-		0.35%		30.24%
2008	6	$8.20		$47	-		0.35%		-34.82%
2007	1	$12.58		$17	-		0.35%		9.39%
Invesco Mid Cap Core Equity Fund - Class A
2011	371	$12.54 to	$15.49	$4,891	-	0.00%	to	1.70%	-7.81%	to	-6.25%
2010	361	$13.57 to	$16.69	$5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
2009	179	$12.24 to	$14.98	$2,312	0.16%	0.00%	to	1.60%	28.13%	to	29.73%
2008	23	$9.81 to	$11.62	$232	0.80%	0.30%	to	1.60%	-28.60%	to	-27.91%
2007	19	$13.74 to	$16.18	$270	1.19%	0.65%	to	1.60%	8.75%	to	9.19%
Invesco Small Cap Growth Fund - Class A
2011	2	$14.15		$32	-		1.00%		-2.28%
2010	3	$14.48		$42	-		1.00%		25.04%
2009	3	$11.58		$31	-		1.00%		33.26%
2008	2	$8.69		$20	-		1.00%		-39.40%
2007	2	$14.34		$34	-		1.00%		10.22%
Invesco Endeavor Fund - Class A
2011	-	$12.26		-	(e)		0.75%			(e)
2010	(e)	(e)		(e)	(e)		(e)			(e)
2009	(e)	(e)		(e)	(e)		(e)			(e)
2008	(e)	(e)		(e)	(e)		(e)			(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
Invesco Global Health Care Fund - Investor Class
2011	5	$32.54 to	$34.72	$176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010	6	$31.62 to	$33.40	$183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63 to	$32.10	$164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42 to	$25.33	$122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
2007	4	$34.39 to	$35.57	$144	-	0.65%	to	2.00%	9.62%	to	10.12%

		456

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Van Kampen Small Cap Value Fund - Class A
2011	5	$14.69	to	$15.27	$82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	7	$16.29	to	$16.68	$120	-	0.30%	to	1.75%		-
2009	6	$12.91			$72	(c)		0.45%			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
Invesco Van Kampen Small Cap Value Fund - Class Y
2011	1,024		$8.62		$8,827	(e)		-			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Invesco V.I. Capital Appreciation Fund - Series I Shares
2011	2,403	$4.94	to	$10.14	$19,001	0.15%	0.00%	to	1.50%	-9.24%	to	-7.92%
2010	2,569	$5.44	to	$11.10	$22,362	0.72%	0.00%	to	1.50%	13.80%	to	15.56%
2009	2,705	$4.78	to	$9.73	$20,643	0.61%	0.00%	to	1.50%	19.20%	to	21.14%
2008	2,795	$4.01	to	$8.14	$17,871	-	0.00%	to	1.50%	-43.39%	to	-42.52%
2007	2,976	$7.08	to	$14.33	$33,456	-	0.00%	to	1.50%	10.28%	to	11.95%
Invesco V.I. Core Equity Fund - Series I Shares
2011	3,494	$8.08	to	$14.19	$34,790	0.97%	0.00%	to	1.95%	-2.01%
2010	3,820	$8.17	to	$14.12	$38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
2008	4,319	$5.93	to	$10.25	$31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
2007	4,536	$8.58	to	$14.75	$48,225	1.11%	0.00%	to	1.50%	6.45%	to	8.04%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2011	4	$22.71	to	$35.79	$151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010	7	$22.50	to	$35.55	$242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
2007	13	$13.48	to	$32.14	$367	2.63%	0.30%	to	1.45%	8.96%	to	9.95%

			457

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2011	11	$19.05	to	$30.67	$322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010	12	$19.46	to	$31.51	$363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%
2007	17	$19.37	to	$31.89	$490	0.21%	0.45%	to	1.45%	20.28%	to	21.49%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2011	2	$20.09	to	$29.46	$65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010	3	$18.80	to	$27.94	$66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
2007	5	$15.06	to	$22.38	$99	4.67%	0.50%	to	1.25%	5.67%	to	6.47%
Janus Aspen Series Janus Portfolio - Institutional Shares
2011	4	$8.54	to	$21.31	$57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010	5	$9.10	to	$22.41	$82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
2007	7	$13.66	to	$25.03	$150	0.67%	0.50%	to	1.40%	13.50%	to	14.51%
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
2011	6	$10.15	to	$19.68	$114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010	8	$11.85	to	$23.10	$164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
2007	13	$13.70	to	$30.90	$317	0.90%	0.45%	to	1.25%	8.25%	to	9.18%
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2011	452	$8.09	to	$9.13	$3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010	287	$8.72	to	$9.70	$2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%
2007	37	$8.74	to	$8.81	$326	(a)	0.00%	to	1.25%		(a)

			458

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
LKCM Aquinas Growth Fund
2011	29		$10.05		$291	-		0.90%		0.60%
2010	28	$9.99	to	$11.93	$316	-	0.90%	to	1.05%	15.32% to	15.49%
2009	27	$8.65	to	$10.34	$269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$206	-		1.05%		-33.80%
2007	19		$12.10		$236	-		1.05%		0.08%
Loomis Sayles Small Cap Value Fund - Retail Class
2011	668	$10.75	to	$11.35	$7,314	-	0.00%	to	1.50%	-3.24% to	-1.82%
2010	413	$11.11	to	$11.56	$4,646	0.50%	0.00%	to	1.50%	22.90% to	24.70%
2009	276	$9.04	to	$9.27	$2,518	0.18%	0.00%	to	1.50%	26.61% to	28.19%
2008	126	$7.14	to	$7.20	$905	(b)	0.25%	to	1.50%	(b)
2007	(b)		(b)		(b)	(b)		(b)		(b)
Lord Abbett Developing Growth Fund, Inc. - Class A
2011	5	$13.96	to	$14.26	$77	-	0.55%	to	1.65%	-2.55%
2010	1	$14.51	to	$14.57	$19	(d)	0.60%	to	1.05%	(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
Lord Abbett Core Fixed Income Fund - Class A
2011	5	$10.52	to	$10.61	$51	3.64%	0.90%	to	1.45%	3.93%
2010	-		$10.17		$4	(d)		1.15%		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2011	102	$11.90	to	$15.01	$1,343	0.14%	0.55%	to	1.75%	-5.63% to	-4.54%
2010	106	$12.61	to	$15.79	$1,451	0.40%	0.60%	to	1.75%	23.39% to	24.77%
2009	96	$10.13	to	$12.70	$1,054	0.67%	0.60%	to	1.90%	24.29% to	25.89%
2008	85	$8.15	to	$10.13	$739	1.80%	0.55%	to	1.90%	-40.51% to	-39.78%
2007	87	$13.80	to	$16.89	$1,257	0.51%	0.50%	to	1.75%	-1.15% to	0.07%

			459

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Small-Cap Value Fund - Class A
2011	63	$17.03	to	$18.50	$1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010	92	$18.14	to	$19.44	$1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
2007	96	$16.81	to	$17.52	$1,648	0.13%	0.60%	to	1.65%	8.59%	to	9.68%
Lord Abbett Fundamental Equity Fund - Class A
2011	4	$11.52	to	$11.85	$45	(e)	0.20%	to	1.65%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2011	6,523	$8.50	to	$16.51	$90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010	6,716	$8.93	to	$17.37	$98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	88200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	75150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
2007	9,441	$12.71	to	$18.59	$146,234	0.44%	0.20%	to	1.50%	-0.95%	to	0.38%
Massachusetts Investors Growth Stock Fund - Class A
2011	33	$12.20	to	$12.95	$428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010	29	$12.33	to	$12.81	$371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%
2007	58	$12.55	to	$12.92	737	0.45%	0.65%	to	1.40%	10.10%	to	10.59%
Neuberger Berman Genesis Fund® - Trust Class
2011	5	$11.99	to	$12.15	$66	(e)	0.85%	to	1.80%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

			460

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Neuberger Berman Socially Responsive Fund® - Trust
Class
2011	1,002	$9.22	to	$10.81	$10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010	660	$9.77	to	$11.18	$7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
2007	175	$11.28	to	$11.54	$1,985	0.80%	0.25%	to	1.55%	5.62%	to	6.79%
New Perspective Fund®, Inc. - Class R-3
2011	236	$13.33	to	$15.07	3477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010	266	$14.70	to	$16.36	$4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
2007	238	$16.21	to	$17.15	$4,038	2.44%	0.00%	to	1.45%	14.34%	to	15.34%
New Perspective Fund®, Inc. - Class R-4
2011	4,619	$8.77	to	$15.69	67062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010	4,588	$9.50	to	$16.99	72675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
2007	2,456	$15.58	to	$17.64	$41,461	2.12%	0.00%	to	1.50%	14.23%	to	15.56%
Oppenheimer Capital Appreciation Fund - Class A
2011	39	$10.05	to	$10.62	$400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010	43	$10.23	to	$10.85	456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$363	-	0.55%	to	1.55%	-46.74%	to	-46.17%
2007	47	$12.56	to	$13.06	$597	-	0.55%	to	1.55%	12.19%	to	13.17%
Oppenheimer Developing Markets Fund - Class A
2011	4,737	$9.42	to	$70.71	$259,497	1.67%	0.00%	to	1.75%	-19.52%	to	-18.09%
2010	4,842	$11.61	to	$86.33	$325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%
2009	4,581	$9.22	to	$67.99	241957	0.54%	0.00%	to	1.95%	78.72%	to	81.84%
2008	3,873	$5.11	to	$37.41	114355	1.45%	0.00%	to	1.65%	-48.87%	to	-48.03%
2007	4,018	$23.12	to	$71.98	$230,998	0.96%	0.00%	to	1.95%	31.54%	to	33.43%

			461

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Gold & Special Minerals Fund - Class A
2011	1	$12.79	to	$12.89	$7	-	0.80%	to	1.20%		-
2010	2		$17.52		$38	(d)		0.60%			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer International Bond Fund - Class A
2011	13	$10.50	to	$10.65	$134	6.49%	0.80%	to	1.55%	-1.77%	to	-1.12%
2010	5	$10.71	to	$10.76	$52	(d)	0.85%	to	1.45%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Global Securities/VA
2011	10	$12.73	to	$23.58	$207	1.23%	0.40%	to	1.80%	-9.97%	to	-8.76%
2010	12	$14.14	to	$25.57	$281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
2009	13	$12.41	to	$22.16	$273	2.31%	0.50%	to	1.80%	37.28%	to	39.11%
2008	17	$9.06	to	$15.97	$247	1.70%	0.45%	to	1.75%	-41.25%	to	-40.45%
2007	23	$15.42	to	$26.82	$578	1.49%	0.45%	to	1.75%	4.87%	to	5.84%
Oppenheimer Global Strategic Income Fund/VA
2011	5	$18.36	to	$20.08	106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010	6	$18.43	to	$20.15	$112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
2007	7	$16.01	to	$17.48	$125	3.94%	0.55%	to	1.45%	8.10%	to	9.11%
Oppenheimer Main Street Fund®/VA
2011	8	$8.52	to	$9.69	65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010	8	$8.65	to	$9.82	74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
2007	11	$9.88	to	$11.12	$115	0.84%	1.25%	to	1.50%	2.92%	to	3.15%

			462

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA
2011	711	$9.46	to	$14.76	$9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010	763	$9.76	to	$15.25	10224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	8067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
2007	531	$12.90	to	$14.92	$6,971	0.31%	0.25%	to	1.50%	-2.71%	to	-1.48%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2011	2	$4.51	to	$9.06	$11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010	3	$4.53	to	$9.07	$15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
2007	4	$5.51	to	$10.94	$31	-	1.25%	to	1.50%	4.99%
Parnassus Equity Income Fund - Investor Shares
2011	3		$14.03		$42	(e)		1.25%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Pax World Balanced Fund - Individual Investor Class
2011	4,035	$8.96	to	$13.16	$47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010	4,354	$9.21	to	$13.40	$52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
2007	4,498	$12.75	to	$14.25	59458	1.79%	0.00%	to	1.75%	7.49%	to	9.16%
PIMCO Real Return Portfolio - Administrative Class
2011	13,442	$13.30	to	$16.43	$201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010	11,633	$12.01	to	$14.71	$158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
2007	2,861	$10.72	to	$12.37	$34,027	4.42%	0.00%	to	1.50%	8.91%	to	10.55%

			463

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A
2011	303	$13.09	to	$14.80	4359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010	338	$13.37	to	$15.09	$4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
2007	273	$11.81	to	$12.65	$3,394	4.89%	0.20%	to	1.95%	5.03%	to	6.37%
Pioneer Strategic Income Fund - Class A
2011	22	$10.98	to	$11.16	$248	(e)	0.20%	to	1.05%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Pioneer Emerging Markets VCT Portfolio - Class I
2011	2,217	$6.23	to	$8.32	$17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010	2,736	$8.20	to	$10.86	$28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
2007	2,280	$12.71	to	$12.84	$29,074	(a)	0.00%	to	1.50%		(a)
Pioneer High Yield VCT Portfolio - Class I
2011	1,673	$11.51	to	$14.89	$23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010	1,601	$11.81	to	$15.12	$22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
2007	1,598	$11.89	to	$12.45	$19,319	5.55%	0.25%	to	1.50%	3.99%	to	5.36%
Pioneer Mid Cap Value VCT Portfolio - Class I
2011	-		$16.48		-	(e)		0.75%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

			464

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Diversified Equity Income Fund - Class R-3
2011	8	$8.40	to	$8.60	$68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
2010	18	$8.96	to	$9.12	$160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
2009	30	$7.74	to	$7.85	$233	(c)	0.25%	to	1.10%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
Columbia Diversified Equity Income Fund - Class R-4
2011	691	$8.28	to	$8.74	$5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
2010	592	$8.85	to	$9.21	$5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
2009	413	$7.73	to	$7.92	$3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$1,464	(b)	0.25%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Royce Total Return Fund - Class K
2011	-		$12.31		-	(e)		1.30%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
SMALLCAP World Fund® - Class R-4
2011	764	$8.55	to	$9.03	$6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010	681	$10.13	to	$10.54	$6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$434	(b)	0.25%	to	1.50%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
T. Rowe Price Mid-Cap Value Fund - R Class
2011	42	$14.15	to	$15.55	$625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010	51	$15.13	to	$16.44	$803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
2007	68	$14.14	to	$14.82	$991	1.80%	0.35%	to	1.55%	-1.39%	to	-0.20%

			465

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
T. Rowe Price Value Fund - Advisor Class
2011	17		$10.23		$173	1.19%		1.00%		-3.13%
2010	15		$10.56		$163	2.21%		1.00%		14.66%
2009	12		$9.21		$109	2.61%		1.00%		35.64%
2008	6		$6.79		$44	1.90%		1.00%		-40.44%
2007	5		$11.40		$61	2.20%		1.00%		-0.44%
Templeton Foreign Fund - Class A
2011	84	$11.94	to	$13.34	$1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010	74	$13.92	to	$15.34	$1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
2007	82	$16.75	to	$17.56	$1,410	1.84%	0.55%	to	1.75%	15.20%	to	16.60%
Templeton Global Bond Fund - Class A
2011	9,995	$9.37	to	$30.30	$209,387	6.17%	0.95%	to	1.50%	-3.81%	to	-2.38%
2010	9,629	$13.96	to	$31.04	$207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
2009	8,132	$12.49	to	$27.54	$155,610	4.38%	0.00%	to	1.50%	17.11%	to	18.86%
2008	6,885	$10.59	to	$23.17	$110,722	9.04%	0.00%	to	1.50%	4.73%	to	6.28%
2007	4,997	$12.26	to	$21.80	$72,664	7.52%	0.00%	to	1.50%	9.14%	to	10.83%
Thornburg International Value Fund - Class R4
2011	5	$10.28	to	$10.31	$55	(e)	0.60%	to	0.75%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
USAA Precious Metals and Minerals Fund - Adviser
Shares
2011	552	$8.71	to	$8.80	$4,823	(e)	0.00%	to	1.50%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)

			466

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Diversified Value Portfolio
2011	6	$12.21	to	$13.23	$82	2.38%	0.95%	to	2.00%	1.92%	to	2.96%
2010	7	$11.98	to	$12.85	$86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%
2009	7	$11.18	to	$11.87	$84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$80	3.09%	0.95%	to	1.95%	-37.34%	to	-36.73%
2007	8	$14.38	to	$14.92	$114	1.87%	0.95%	to	1.95%	2.97%
Equity Income Portfolio
2011	25	$13.01	to	$14.00	$351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010	24	$12.04	to	$12.78	$303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%
2008	17	$9.38	to	$9.76	$165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
2007	21	$13.84	to	$14.28	$304	2.23%	1.10%	to	1.95%	3.40%
Small Company Growth Portfolio
2011	6	$13.23	to	$14.34	$92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010	8	$13.32	to	$14.29	$110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
2008	8	$7.57	to	$7.93	$64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
2007	7	$12.75	to	$13.22	$86	-	0.95%	to	1.95%	2.80%
Victory Small Company Opportunity Fund - Class R
2011	-		$12.65		$1	(e)		0.60%			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
Wanger International
2011	2,787	$7.96	to	$9.18	$24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010	2,483	$9.42	to	$10.75	$25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
2008	1,203	$5.11	to	$5.75	$6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
2007	916	$10.46	to	$10.57	$9,623	(a)	0.00%	to	1.50%		(a)

			467

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger Select
2011	5,695	$8.12	to	$14.68	$78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010	6,108	$9.95	to	$17.83	$102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
2008	4,338	$4.80	to	$8.48	$35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%
2007	4,150	$15.70	to	$16.65	$66,892	-	0.00%	to	1.50%	7.73%	to	9.02%
Wanger USA
2011	2,848	$9.63	to	$15.69	$40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010	2,442	$10.06	to	$16.37	$35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
2007	1,512	$13.11	to	$14.89	$21,526	-	0.05%	to	1.50%	-0.63%	to	4.86%
Washington Mutual Investors FundSM, Inc. - Class R-3
2011	361	$11.44	to	$12.94	$4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
2010	389	$10.89	to	$12.13	$4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
2009	406	$9.80	to	$10.73	$4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
2007	395	$12.78	to	$13.57	$5,204	1.77%	0.00%	to	1.55%	2.08%	to	3.38%
Washington Mutual Investors FundSM, Inc. - Class R-4
2011	7,177	$9.05	to	$13.14	$87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
2010	7,137	$8.54	to	$12.26	$82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
2009	7,276	$7.59	to	$11.00	$74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
2007	6,883	$12.73	to	$13.71	$91,248	1.97%	0.25%	to	1.50%	2.34%	to	3.56%
Wells Fargo Advantage Small Cap Value Fund - Class A
2011	9		$11.58		$108	-		1.00%		-8.46%
2010	9		$12.65		$118	0.97%		1.00%		18.11%
2009	8		$10.71		$88	-		1.00%		50.42%
2008	7		$7.12		$46	-		1.00%		-39.04%
2007	4		$11.68		$47	-		1.00%		9.16%

			468

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Special Small Cap Values
Fund - Class A
	2011	4,004	$9.73	to	$24.89	$89,066	-	0.00%	to	1.55%	-3.69% to	-2.15%
	2010	4,325	$10.04	to	$25.47	$99,165	-	0.00%	to	1.55%	20.70% to	22.54%
	2009	4,381	$8.26	to	$20.79	$82,713	0.41%	0.00%	to	1.55%	27.90% to	29.91%
	2008	4,235	$6.42	to	$16.03	$62,156	1.09%	0.00%	to	1.55%	-32.80% to	-31.95%
	2007	4,354	$12.72	to	$23.16	$94,562	1.21%	0.30%	to	1.55%	-9.51% to	-8.57%

(a)	As this investment Division had no investments until 2007, this data is not meaningful and therefore is not presented
(b)	As this investment Division had no investments until 2008, this data is not meaningful and therefore is not presented
(c)	As this investment Division had no investments until 2009, this data is not meaningful and therefore is not presented
(d)	As this investment Division had no investments until 2010, this data is not meaningful and therefore is not presented
(e)	As this investment Division had no investments until 2011, this data is not meaningful and therefore is not presented

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the
	mortality and expense, administrative and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of
	minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this
	table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

				469

ING Life Insurance and Annuity Company and Subsidiaries

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2011 and 2010, and the related consolidated statements of operations, comprehensive income, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2012

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $16,577.9 at 2011 and $15,104.5 at 2010)	$18,075.4	$16,012.6
Fixed maturities, at fair value using the fair value option	511.9	453.4
Equity securities, available-for-sale, at fair value (cost of $131.8 at 2011 and $179.6 at 2010)	144.9	200.6
Short-term investments	216.8	222.4
Mortgage loans on real estate	2,373.5	1,842.8
Loan - Dutch State obligation	417.0	539.4
Policy loans	245.9	253.0
Limited partnerships/corporations	510.6	463.5
Derivatives	505.8	234.2
Securities pledged (amortized cost of $572.5 at 2011 and $936.5 at 2010)	593.7	962.2
Total investments	23,595.5	21,184.1
Cash and cash equivalents	217.1	231.0
Short-term investments under securities loan agreement, including collateral delivered	524.8	675.4
Accrued investment income	260.2	240.5
Receivable for securities sold	16.7	5.6
Reinsurance recoverable	2,276.3	2,355.9
Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract holders	1,426.1	1,760.6
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	648.0	304.1
Due from affiliates	52.9	102.4
Property and equipment	84.7	87.4
Other assets	56.4	52.9
Assets held in separate accounts	45,295.2	46,489.1
Total assets	$74,628.9	$73,664.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$23,062.3	$21,491.6
Payable for securities purchased	3.3	33.3
Payables under securities loan agreement, including collateral held	634.8	680.1
Short-term debt	—	214.5
Long-term debt	4.9	4.9
Due to affiliates	126.0	121.2
Current income tax payable to Parent	1.3	49.3
Deferred income taxes	522.9	466.9
Other liabilities	690.5	654.8
Liabilities related to separate accounts	45,295.2	46,489.1
Total liabilities	70,341.2	70,205.7

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,533.0	4,326.0
Accumulated other comprehensive income (loss)	590.3	304.5
Retained earnings (deficit)	(838.4)	(1,175.0)
Total shareholder’s equity	4,287.7	3,458.3
Total liabilities and shareholder’s equity	$74,628.9	$73,664.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2011	2010	2009
Revenues:
Net investment income	$1,420.9	$1,342.3	$1,242.1
Fee income	615.1	589.7	533.8
Premiums	33.9	67.3	35.0
Broker-dealer commission revenue	218.3	220.0	275.3
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(116.8)	(199.2)	(433.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	9.5	52.1	39.0
Net other-than-temporary impairments recognized in earnings	(107.3)	(147.1)	(394.5)
Other net realized capital gains	107.6	119.0	149.0
Total net realized capital gains (losses)	0.3	(28.1)	(245.5)
Other income	20.5	34.8	30.0
Total revenue	2,309.0	2,226.0	1,870.7
Benefits and expenses:
Interest credited and other benefits to contract owners	986.8	768.0	511.2
Operating expenses	605.5	710.6	597.6
Broker-dealer commission expense	218.3	220.0	275.3
Net amortization of deferred policy acquisition costs and value of business acquired	155.4	(53.2)	79.6
Interest expense	2.6	2.9	3.5
Total benefits and expenses	1,968.6	1,648.3	1,467.2
Income before income taxes	340.4	577.7	403.5
Income tax expense	3.8	140.8	49.6
Net income	$336.6	$436.9	$353.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Comprehensive Income

(In millions)

	For Years Ended December 31,
	2011	2010	2009
Net income	$336.6	$436.9	$353.9
Other comprehensive income, before tax:
Change in unrealized gains on securities	385.3	387.5	879.0
Change in other-than-temporary impairment losses	21.3	(12.7)	(46.7)
Pension and other post-employment benefit liability	(3.4)	(7.4)	13.5
Other comprehensive income, before tax	403.2	367.4	845.8
Income tax expense related to items of other comprehensive income	(117.4)	(47.9)	(227.0)
Other comprehensive income, after tax	285.8	319.5	618.8

Comprehensive income	$622.4	$756.4	$972.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2009	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	—	—	(151.7)	151.7	—
Comprehensive income:
Net income	—	—	—	353.9	353.9
Other comprehensive income, after tax	—	—	618.8	—	618.8
Total comprehensive income					972.7
Contribution of capital	—	365.0	—	—	365.0
Employee share-based payments	—	1.9	—	—	1.9
Balance at December 31, 2009	2.8	4,528.2	(15.0)	(1,611.9)	2,904.1
Comprehensive income:
Net income	—	—	—	436.9	436.9
Other comprehensive income, after tax	—	—	319.5	—	319.5
Total comprehensive income					756.4
Dividends paid	—	(203.0)	—	—	(203.0)
Employee share-based payments	—	0.8	—	—	0.8
Balance at December 31, 2010	2.8	4,326.0	304.5	(1,175.0)	3,458.3
Comprehensive income:
Net income	—	—	—	336.6	336.6
Other comprehensive income, after tax	—	—	285.8	—	285.8
Total comprehensive income					622.4
Capital contribution	—	201.0	—	—	201.0
Employee share-based payments	—	6.0	—	—	6.0
Balance at December 31, 2011	$2.8	$4,533.0	$590.3	$(838.4)	$4,287.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Operating Activities:
Net income	$336.6	$436.9	$353.9
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(164.3)	(167.1)	(152.8)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	159.1	(48.9)	83.3
Net accretion/decretion of discount/premium	37.0	44.3	45.4
Future policy benefits, claims reserves, and interest credited	855.1	599.5	386.9
Provision for deferred income taxes	(56.5)	65.3	36.7
Net realized capital losses (gains)	(0.3)	28.1	245.5
Depreciation	3.5	3.4	10.4
Change in:
Accrued investment income	(19.7)	(23.3)	(11.4)
Reinsurance recoverable	79.6	74.0	79.3
Other receivable and assets accruals	(3.5)	(86.0)	130.9
Due to/from affiliates	54.3	17.2	7.9
Other payables and accruals	(91.9)	85.5	46.0
Other, net	(75.9)	(42.0)	(112.7)
Net cash provided by operating activities	1,113.1	986.9	1,149.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,468.5	6,340.3	5,864.2
Equity securities, available-for-sale	63.1	12.9	99.4
Mortgage loans on real estate	332.8	179.2	308.7
Limited partnerships/corporations	93.0	87.2	116.2
Acquisition of:
Fixed maturities	(7,662.0)	(7,383.5)	(6,215.4)
Equity securities, available-for-sale	(5.7)	(16.7)	(25.2)
Mortgage loans on real estate	(863.1)	(147.2)	(87.2)
Limited partnerships/corporations	(68.5)	(85.5)	(49.3)
Derivatives, net	(78.6)	(147.3)	(170.8)
Policy loans, net	7.1	1.7	13.1
Short-term investments, net	5.3	313.1	(492.7)
Loan-Dutch State obligation	122.4	134.7	124.8
Collateral held, net	105.3	4.7	(4.4)
Sales (purchases) of fixed assets, net	(0.8)	—	13.5
Net cash used in investing activities	(1,481.2)	(706.4)	(505.1)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,115.4	$2,022.2	$2,069.6
Maturities and withdrawals from investment contracts	(2,403.6)	(2,309.7)	(2,123.6)
Short-term loans to affiliates	(343.9)	(16.9)	(300.2)
Short-term repayments of repurchase agreements, net	(214.7)	214.6	(615.2)
Dividends to parent	—	(203.0)	—
Contribution of capital from parent	201.0	—	365.0
Net cash provided by (used in) financing activities	354.2	(292.8)	(604.4)
Net increase (decrease) in cash and cash equivalents	(13.9)	(12.3)	39.8
Cash and cash equivalents, beginning of period	231.0	243.3	203.5
Cash and cash equivalents, end of period	$217.1	$231.0	$243.3
Supplemental cash flow information:
Income taxes paid, net	$108.4	$0.6	$13.7
Interest paid	$0.3	$—	$4.8
Non-cash transfer Loan-Dutch State obligation	$—	$—	$798.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                      Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is a direct, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that, in connection with the restructuring plan, it will prepare for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Consolidated Financial Statements include the accounts of ILIAC and its subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).

Intercompany transactions and balances between ILIAC and its subsidiaries have been eliminated.  Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as significant in that they involve a higher degree of judgment, are subject to a significant degree of variability, and contain accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), valuation of investments and derivatives, impairments, income taxes, and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or non-performance risk, including the Company’s own credit risk.  The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•                              Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.  The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•                              Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                         Quoted prices for similar assets or liabilities in active markets;

b)                         Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                          Inputs other than quoted market prices that are observable; and

d)                         Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•                              Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of securities is based on quoted prices in active markets that are readily and regularly obtainable.  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques. See the Fair Value Measurements note to these Consolidated Financial Statements for additional information regarding the fair value of specific financial assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company’s principal investments are as follows:

Fixed Maturities and Equity Securities:  All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option (“FVO”).  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) (“AOCI”), and presented net of related changes in DAC, VOBA, and deferred income taxes.

Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.  Investment gains and losses on sales of securities are generally determined on a first-in-first-out (“FIFO”) basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income on the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities (“MBS”) and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management’s knowledge of the current market. For credit-sensitive MBS and ABS, and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments:  Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.  These investments are stated at fair value.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments, and cash, and fixed maturities.

Mortgage Loans on Real Estate: The Company’s mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.  For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure.  The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

All mortgage loans are evaluated by the Company’s investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is monitored on a loan-specific basis. The Company’s review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All mortgages are evaluated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

As of December 31, 2011 and 2010, all mortgage loans are held-for-investment.  The Company diversifies its mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

The Company records an allowance for probable incurred, but not specifically identified, losses.

Loan - Dutch State Obligation: The reported value of The State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Policy Loans: The reported value of policy loans is equal to the carrying value of the loans.  Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, primarily private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, where the contractual right exists to receive such financial information on a timely basis. The Company’s equity in earnings from limited partnership interests are accounted for under the equity method is recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities.  Generally, the lending agent retains all of the cash collateral.  Collateral retained by the agent is invested in liquid assets on behalf of the Company.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

As of December 31, 2011 and 2010, the fair value of loaned securities was $515.8 and $651.7, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. Collateral received is included in Short-term investments under securities loan agreement, including collateral delivered.  As of December 31, 2011 and 2010, liabilities to return collateral of $524.8 and $675.5, respectively, are included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.  An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments, and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.  In contrast, for certain equity securities, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of OTTI losses (see the “Adoption of New Pronouncements” section below).  When assessing the Company’s intent to sell a security or if it is more likely than not the Company will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security and it is not more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

Prior to April 1, 2009, the Company recognized in earnings an OTTI for a fixed maturity in an unrealized loss position, unless it could assert that it had both the intent and ability to hold the fixed maturity for a period of time sufficient to allow for a recovery of estimated fair value to the security’s amortized cost. The entire difference between the fixed maturity’s amortized cost basis and its estimated fair value was recognized in earnings if the security was determined to have an OTTI.

There was no change in guidance for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost and its estimated fair value.

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•                              The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received.  The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company’s best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that include, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•                             Additional considerations are made when assessing the unique features that apply to certain structured securities such as RMBS, CMBS, and ABS.  These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; and the payment priority within the tranche structure of the security.

•                              When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity through Net realized capital gains (losses) on the Consolidated Statements of Operations, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk, and market risk. It is the Company’s policy not to offset

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, futures, forwards, caps, floors, and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets at fair value.  Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability (“fair value hedge”); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•                             Fair Value Hedge Relationship:  For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

•                             Cash Flow Hedge Relationship: For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company’s earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.

The Company also has investments in certain fixed maturities, and has issued certain annuity products, that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.  Embedded derivatives within fixed maturities are included in Derivatives as assets or liabilities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.  Embedded derivatives within annuity products are included in Future policy benefits on

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase.  Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.  Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated.

The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.  VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest.  The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies

The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits.  Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business, and certain economic variables, such as inflation, are based on the Company’s experience and overall capital markets. At each valuation date,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

actual historical gross profits are reflected and estimated gross profits, and related assumptions, are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance (“unlocking”).

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period.  DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these balances.

Assumptions

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with the Company’s variable products.  One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company’s practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, and a 14% cap. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse, and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  These transactions are identified as internal replacements.  Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Future Policy Benefits and Contract Owner Accounts

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations under its variable annuity and fixed annuity products.  The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, and expenses.  Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Reserves for individual immediate annuities with life contingent payout benefits are equal to the present value of expected future payments.  Assumptions as to interest rates, mortality, and expenses are based upon the Company’s experience at the period the policy is sold, including a margin for adverse deviation.  Such assumptions generally vary by annuity plan type, year of issue, and policy duration.  Interest rates used to calculate the present value of future benefits ranged from 4.5% to 6.0%.

Although assumptions are “locked-in” upon the issuance of immediate annuities with life contingent payout benefits, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a margin for adverse deviations. Reserves are recorded in Future policy benefits on the Consolidated Balance Sheets.

Contract Owner Accounts

Contract owner account balances relate to investment-type contracts.

Account balances for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged from 0.0% to 7.0% for the years 2011, 2010, and 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Guarantees

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value.

Reserves for  guaranteed minimum death benefits (“GMDB”) on certain variable annuities are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  Expected experience is based on a range of scenarios.  Assumptions used, such as near-term and long-term equity market return, lapse rate, and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC, and, thus, are subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for Managed custody guarantee (“MCG”) products.  These derivatives are measured at estimated fair value with changes in estimated fair value reported in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums.  At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins are included, as well as an explicit recognition of all nonperformance risks.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING Insurance and the Company based on the credit default swaps with similar term to maturity and priority of payment.  The ING Insurance credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

See the Additional Insurance Benefits and Minimum Guarantees note to these Consolidated Financial Statements for more information.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•                              Such separate accounts are legally recognized;

•                              Assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;

•                              Investments are directed by the contract holder; and

•                              All investment performance, net of contract fees and assessments, is passed through to the contract holder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in short-term investments, with the offsetting obligation to repay the loan included as a liability on the Consolidated Balance Sheets.

The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.  As of December 31, 2011 and 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions, the related repurchase obligation, including accrued interest, and the collateral posted by the counterparty in connection with the change in the value of pledged securities that will be released upon settlement, were as follows.

	2011	2010

Securities pledged	$—	$216.7
Repurchase obligation	—	214.5
Collateral	—	—

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2011 and 2010, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.  Premiums, benefits, and expenses are presented net of reinsurance ceded to other companies.

Income Taxes

The Company’s deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The results of the Company’s operations are included in the consolidated tax return of ING AIH.  Generally, the Company’s consolidated financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Accounting Standards Codification topic 740, Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement.  The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

The Company evaluates and tests the recoverability of its deferred tax assets.  Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•                              The nature and character of the deferred tax assets and liabilities;

•                              Taxable income in prior carryback years;

•                              Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•                              Projected future reversals of existing temporary differences;

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              The length of time carryforwards can be utilized; and

•                              Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

Management uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns, and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority before any part of the benefit can be recognized in the financial statements.  Tax positions that do not meet the more likely than not standard are not recognized.  Tax positions that meet this standard are recognized in the Consolidated Financial Statements.  The Company measures the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.2 billion and $2.3 billion at December 31, 2011 and 2010, respectively, equal the Company’s total individual life reserves and are related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.  Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance.  The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Consolidated Balance Sheets.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets, and actual or possible claims and assessments.  Amounts related to loss contingencies are accrued if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company’s best estimate of the ultimate outcome.  If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-02, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring” (“ASU 2011-02”), which clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

•                              If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;

•                              An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;

•                              A restructuring that results in a delay in payment that is insignificant is not a concession;

•                              A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and

•                              A creditor is precluded from using the effective interest rate test.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Also, ASU 2011-02 requires disclosure of the information required in ASU 2010-20 about troubled debt restructuring, which was previously deferred by ASU 2011-01.

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the year ended December 31, 2011, as there were no troubled debt restructurings during that period.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued ASU 2010-20, “Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments note to these Consolidated Financial Statements, except for the disclosures about troubled debt restructurings included in ASU 2011-02, which was adopted by the Company on July 1, 2011 (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011 and are included in the Financial Instruments note to these Consolidated Financial Statements.  As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

•                              Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;

•                              Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and

•                              Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined not to be the primary beneficiary, but in which the reporting entity has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which defers to ASU 2009-17 for reporting entity’s interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses, and that are not structured as securitization entities.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Consolidated Financial Statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Recognition and Presentation of Other-than-temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of OTTIs, included in ASC Topic 320, “Investments-Debt and Equity Securities”, which requires:

•                              Noncredit related impairments to be recognized in Other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

•                              Total OTTIs to be presented in the Consolidated Statements of Operations with an offset recognized in AOCI for the noncredit related impairments;

•                              A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized OTTI from Retained earnings (deficit) to AOCI; and

•                              Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and OTTIs.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of DAC and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to AOCI, with no overall change to shareholder’s equity. See the Investments note to these Consolidated Financial Statements for further information on the Company’s OTTIs, including additional required disclosures.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging”, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

•                              How and why derivative instruments are used;

•                              How derivative instruments and related hedged items are accounted for; and

•                              How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009, and are included in the “Derivative Financial Instruments” section above and the Fair Value Measurements note to these Consolidated Financial Statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

•                              Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

•                              Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

•                              Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous U.S. GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company.

Business Combinations and Non-controlling Interests

Disclosure of Supplementary Pro Forma Information for Business Combinations

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”), which clarifies that if an entity presents comparative financial statements, it should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  Also, ASU 2010-29 expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the pro forma revenue and earnings.

The provisions of ASU 2010-29 were adopted by the Company on January 1, 2011 for business combinations occurring on or after that date.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, cash flows, or disclosures for the year ended December 31, 2011, as there were no business combinations during the period.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary — a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

•                              A subsidiary or group of assets that is a business or nonprofit activity;

•                              A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

•                              An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2011, 2010, and 2009, as there were no decreases in ownership of a subsidiary during those periods.

Fair Value

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

•                              Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

•                              Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

•                              Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

•                              Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the Company on January 1, 2011.  The disclosures required by ASU 2010-06 are included in the Financial Instruments note to these Consolidated Financial Statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company. The disclosure provisions required by ASU 2009-12 are presented in the Investments note to these Consolidated Financial Statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments”, which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009, and are presented in the Fair Value Measurements note to these Consolidated Financial Statements.  The adoption had no effect on the Company’s financial condition, results of operations, or cash flows, as the pronouncement only pertains to additional disclosure.

Other Pronouncements

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income.

The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 as of December 31, 2011, and applied the provisions retrospectively.  The Consolidated

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Statement of Comprehensive Income, with corresponding revisions to the Consolidated Statements of Changes in Shareholder’s Equity, is included in the Consolidated Financial Statements. In addition, the required disclosures are included in the AOCI note to these Consolidated Financial Statements.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011; however, the Company determined that there was no effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

•                              The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;

•                              The circumstances under which an entity should recognize such events or transactions in its financial statements; and

•                              Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets & Liabilities

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

The provisions of ASU 2011-11 are effective, retrospectively, for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual reporting periods.  The Company is currently in the process of determining the disclosure impact of adoption of the provisions of ASU 2011-11.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), which includes the following amendments:

•                              The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;

•                              The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;

•                              An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and

•                              The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed, and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 are effective during interim or annual periods beginning after December 15, 2011, and should be applied prospectively.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-04.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reconsideration of Effective Control for Repurchase Agreements

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (ASC Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 are effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-03.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company will adopt the guidance retrospectively. The Company currently estimates the adoption will result in a cumulative effect adjustment, reducing Retained earnings by approximately $440.0 and increasing Other comprehensive income by approximately $130.0 as of January 1, 2012, after considering the effects of income taxes.  These impacts are subject to change as the Company is still in the process of finalizing the impact of adoption of the provisions of ASU 2010-26.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2.                                      Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2011.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$1,096.6	$135.0	$—	$1,231.6	$—
U.S. government agencies and authorities	379.7	31.0	—	410.7	—
State, municipalities, and political subdivisions	95.1	10.9	—	106.0	—

U.S. corporate securities:
Public utilities	1,915.1	198.0	5.8	2,107.3	—
Other corporate securities	6,251.8	572.8	25.3	6,799.3	—
Total U.S. corporate securities	8,166.9	770.8	31.1	8,906.6	—

Foreign securities(1):
Government	308.5	39.8	3.1	345.2	—
Other	4,352.5	328.8	38.4	4,642.9	—
Total foreign securities	4,661.0	368.6	41.5	4,988.1	—

Residential mortgage-backed securities	1,955.4	285.4	52.9	2,187.9	29.5
Commercial mortgage-backed securities	866.1	51.0	5.8	911.3	4.4
Other asset-backed securities	441.5	19.4	22.1	438.8	4.2

Total fixed maturities, including securities pledged	17,662.3	1,672.1	153.4	19,181.0	38.1
Less: securities pledged	572.5	22.4	1.2	593.7	—
Total fixed maturities	17,089.8	1,649.7	152.2	18,587.3	38.1
Equity securities	131.8	13.1	—	144.9	—
Total investments	$17,221.6	$1,662.8	$152.2	$18,732.2	$38.1

(1)   Primarily U.S. dollar denominated.

(2)   Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$714.4	$—
U.S. government agencies and authorities	536.7	45.9	—	582.6	—
State, municipalities, and political subdivisions	145.9	5.0	10.2	140.7	—

U.S. corporate securities:
Public utilities	1,442.0	73.5	13.3	1,502.2	—
Other corporate securities	5,380.1	392.0	31.1	5,741.0	0.3
Total U.S. corporate securities	6,822.1	465.5	44.4	7,243.2	0.3

Foreign securities(1):
Government	446.3	39.6	5.0	480.9	—
Other	4,089.5	240.5	37.4	4,292.6	0.1
Total foreign securities	4,535.8	280.1	42.4	4,773.5	0.1

Residential mortgage-backed securities	2,116.0	296.9	57.5	2,355.4	28.8
Commercial mortgage-backed securities	1,005.6	54.2	30.2	1,029.6	14.5
Other asset-backed securities	615.3	16.2	42.7	588.8	15.7

Total fixed maturities, including securities pledged	16,494.4	1,168.5	234.7	17,428.2	59.4
Less: securities pledged	936.5	35.0	9.3	962.2	—
Total fixed maturities	15,557.9	1,133.5	225.4	16,466.0	59.4
Equity securities	179.6	21.0	—	200.6	—
Total investments	$15,737.5	$1,154.5	$225.4	$16,666.6	$59.4

(1)   Primarily U.S. dollar denominated.

(2)   Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2011, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. MBS and other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$271.1	$288.4
After one year through five years	4,147.2	4,375.9
After five years through ten years	5,199.4	5,587.3
After ten years	4,781.6	5,391.4
Mortgage-backed securities	2,821.5	3,099.2
Other asset-backed securities	441.5	438.8
Fixed maturities, including securities pledged	$17,662.3	$19,181.0

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the State of the Netherlands (the “Dutch State”) loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2011 and 2010.

At December 31, 2011 and 2010, fixed maturities with fair values of $13.6 and $13.4, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2011 and 2010, approximately 42.5% and 36.5%, respectively, of the Company’s CMO holdings were invested in those types of CMOs, such as interest-only or principal only strips, which are subject to more prepayment and extension risk than traditional CMOs.

Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value reported in Other net realized gains (losses) in the Consolidated Statements of Operations.

Transfer of Alt-A RMBS Participation Interest and Related Loan to Dutch State

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility covering 80% of ING’s Alt-A RMBS.  Refer to the Related Party

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Transactions note to these Consolidated Financial Statements for further details of these agreements.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.9 and $0.6 at December 31, 2011 and 2010, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Some RMBS investments are in various senior level tranches of mortgage securitizations issued and guaranteed by Fannie Mae, Freddie Mac, or a similar government-sponsored entity, typically referred to as “agency pass-through” investments. These securitizations pool residential mortgages and pass through the principal and interest to investors based on the terms of each tranche or portion of the total pool. Investments held by the Company in non-agency RMBS and CMBS also include interest-only, principal-only, and inverse floating securities. Through its investments, the Company is not obligated to provide any financial or other support to these entities.

Each of the RMBS, CMBS, and ABS entities described above are thinly capitalized by design, and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. As discussed above, the Company’s involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities’ economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS, and ABS entities in which it holds investments. These investments are accounted for as investments as described in

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements.

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office (“SVO”) of the National Association of Insurance Commissioners (“NAIC”) evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called “NAIC designations.” An internally developed rating is used as permitted by the NAIC if no rating is available. The NAIC designations are generally similar to the credit quality designations of a Nationally Recognized Statistical Rating Organization (“NRSRO”) for marketable fixed maturity securities, called “rating agency designations,” except for certain structured securities as described below. NAIC designations of “1,” highest quality, and “2,” high quality, include fixed maturity securities generally considered investment grade (“IG”) by such rating organizations. NAIC designations 3 through 6 include fixed maturity securities generally considered below investment grade (“BIG”) by such rating organizations.

The NAIC adopted revised designation methodologies for non-agency RMBS, including RMBS backed by subprime mortgage loans reported within ABS, that became effective December 31, 2009 and for CMBS that became effective December 31, 2010. The NAIC’s objective with the revised designation methodologies for these structured securities was to increase the accuracy in assessing expected losses, and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. The revised methodologies reduce regulatory reliance on rating agencies and allow for greater regulatory input into the assumptions used to estimate expected losses from such structured securities.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about the Company’s fixed maturity securities holdings, including securities pledged, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company’s best estimate of comparable ratings from rating agencies, including Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

It is management’s objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company’s portfolio are

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis believed to be similar to that used by the rating agencies. Ratings are derived from three NRSRO ratings and are applied as follows based on the number of agency rating received:

•                              when three ratings are received then the middle rating is applied;

•                              when two ratings are received then the lower rating is applied;

•                              when a single rating is received, the NRSRO rating is applied;

•                              and, when ratings are unavailable then an internal rating is applied.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for IG and BIG securities by duration, based on NAIC designations, were as follows at December 31, 2011 and 2010.

	2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$38.4	25.0%	$7.1	4.6%	$72.0	30.6%	$12.6	5.4%
More than six months and twelve months or less below amortized cost	12.5	8.1%	4.1	2.7%	0.9	0.4%	1.1	0.5%
More than twelve months below amortized cost	61.4	40.1%	29.9	19.5%	106.5	45.4%	41.6	17.7%
Total unrealized capital loss	$112.3	73.2%	$41.1	26.8%	$179.4	76.4%	$55.3	23.6%

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for securities rated BBB and above (Investment Grade (“IG”)) and securities rated BB and below (Below Investment Grade (“BIG”)) by duration, based on NRSRO ratings, were as follows at December 31, 2011 and 2010.

	2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$38.3	25.0%	$7.2	4.7%	$72.0	30.6%	$12.6	5.4%
More than six months and twelve months or less below amortized cost	6.8	4.4%	9.8	6.4%	1.6	0.7%	0.4	0.2%
More than twelve months below amortized cost	42.1	27.4%	49.2	32.1%	70.9	30.2%	77.2	32.9%
Total unrealized capital loss	$87.2	56.8%	$66.2	43.2%	$144.5	61.5%	$90.2	38.5%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2011 and 2010.

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state, and municipalities	595.1	22.8	46.5	3.0	52.9	5.3	694.5	31.1
Foreign	435.3	19.1	49.9	4.6	169.5	17.8	654.7	41.5
Residential mortgage-backed	49.4	1.6	97.0	5.2	175.4	46.1	321.8	52.9
Commercial mortgage-backed	28.3	1.8	69.0	2.5	8.9	1.5	106.2	5.8
Other asset-backed	32.6	0.2	4.9	1.3	44.1	20.6	81.6	22.1
Total	$1,140.7	$45.5	$267.3	$16.6	$450.8	$91.3	$1,858.8	$153.4

2010
U.S. Treasuries	$475.6	$7.3	$—	$—	$—	$—	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	—	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	—	—	—	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	—	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 83.2% of the average book value as of December 31, 2011.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
Six months or less below amortized cost	$1,197.2	$60.1	$46.9	$16.9	256	31
More than six months and twelve months or less below amortized cost	270.3	25.1	13.9	9.1	52	9
More than twelve months below amortized cost	355.6	103.9	26.7	39.9	129	37
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	717.7	7.9	28.8	2.3	119	3
Foreign	670.5	25.7	31.9	9.6	122	7
Residential mortgage-backed	276.5	98.2	19.0	33.9	119	47
Commercial mortgage-backed	110.1	1.9	5.4	0.4	16	1
Other asset-backed	48.3	55.4	2.4	19.7	61	19
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

2010
U.S. Treasuries	$482.9	$—	$7.3	$—	3	—
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

At December 31, 2011, the Company held no fixed maturity with an unrealized capital loss in excess of $10.0.  At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in OTTI, which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in AOCI, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010			2009
		No. of			No. of		No. of
	Impairment	Securities	Impairment		Securities	Impairment	Securities
U.S. Treasuries	$—	—	$1.7		1	$156.0	15
Public utilities	—	—	1.3		5	—	—
Other U.S. corporate	20.4	17	5.3		19	47.8	57
Foreign(1)	27.8	50	42.4		20	50.6	42
Residential mortgage-backed	8.2	38	14.8		53	31.6	69
Commercial mortgage-backed	28.2	8	20.5		8	17.7	11
Other asset-backed	22.7	53	58.5		42	43.4	32
Limited partnerships	—	—	1.6		4	17.6	17
Equity securities	—	—	—	*	1	19.5	9
Mortgage loans on real estate	—	—	1.0		1	10.3	4
Total	$107.3	166	$147.1		154	$394.5	256

*                 Less than $0.1.

(1)         Primarily U.S. dollar denominated.

The above tables include $17.6, $48.4, and $112.2 for the years ended December 31, 2011, 2010, and 2009, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $89.7, $98.7, and $282.3, in write-downs for the years ended December 31, 2011, 2010, and 2009, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010		2009
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$—	—	$1.7	1	$156.0	15
Public utilities	—	—	1.4	5	—	—
Other U.S. corporate	20.4	17	5.3	19	35.9	42
Foreign(1)	23.7	46	28.5	15	48.7	41
Residential mortgage-backed	1.6	7	8.6	18	2.4	1
Commercial mortgage-backed	22.9	8	16.2	6	17.7	11
Other asset-backed	21.1	50	37.0	26	21.6	10
Total	$89.7	128	$98.7	90	$282.3	120

(1)         Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2011, 2010, and 2009 was $1.9 billion, $2.0 billion, and $3.0 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2011, 2010, and 2009, for which a portion of the OTTI was recognized in AOCI, and the corresponding changes in such amounts.

	2011	2010	2009
Balance at January 1	$50.7	$46.0	$—
Implementation of OTTI guidance included in ASC Topic 320(1)	—	—	25.1
Additional credit impairments:
On securities not previously impaired	0.9	12.0	13.6
On securities previously impaired	6.7	11.7	8.8
Reductions:
Intent Impairments	(8.7)	(5.9)	—
Securities sold, matured, prepaid or paid down	(30.2)	(13.1)	(1.5)
Balance at December 31	$19.4	$50.7	$46.0

(1)         Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$1,224.2	$1,182.4	$1,125.7
Equity securities, available-for-sale	13.6	15.3	15.4
Mortgage loans on real estate	118.1	104.0	113.4
Real estate	—	—	6.6
Policy loans	13.7	13.3	13.7
Short-term investments and cash equivalents	0.8	0.8	2.4
Limited partnerships/corporations	84.2	56.4	(7.2)
Other	11.3	11.6	11.9
Gross investment income	1,465.9	1,383.8	1,281.9
Less: investment expenses	45.0	41.5	39.8
Net investment income	$1,420.9	$1,342.3	$1,242.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is generally determined based on first-in-first-out (“FIFO”) methodology. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities, available-for-sale, including securities pledged	$112.6	$38.7	$(15.1)
Fixed maturities, at fair value using the fair value option	(60.6)	(39.2)	57.0
Equity securities, available-for-sale	7.4	4.1	(2.9)
Derivatives	(59.4)	(36.6)	(267.6)
Other investments	0.3	4.9	(16.9)
Net realized capital gains (losses)	$0.3	$(28.1)	$(245.5)
After-tax net realized capital gains (losses)	$0.2	$1.5	$(67.4)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Proceeds on sales	$5,596.3	$5,312.9	$4,674.6
Gross gains	249.0	213.6	228.5
Gross losses	33.6	27.8	87.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3.             Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	2011
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,180.3	$51.3	$—	$1,231.6
U.S. government agencies and authorities	—	410.7	—	410.7
U.S. corporate, state and municipalities	—	8,883.5	129.1	9,012.6
Foreign	—	4,937.0	51.1	4,988.1
Residential mortgage-backed securities	—	2,146.9	41.0	2,187.9
Commercial mortgage-backed securities	—	911.3	—	911.3
Other asset-backed securities	—	411.1	27.7	438.8
Equity securities, available-for-sale	125.9	—	19.0	144.9
Derivatives:
Interest rate contracts	5.7	496.8	—	502.5
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	2.6	—	2.6
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	953.9	4.8	—	958.7
Assets held in separate accounts	40,556.8	4,722.3	16.1	45,295.2
Total	$42,822.6	$22,979.0	$284.0	$66,085.6

Liabilities:
Product guarantees	$—	$—	$221.0	$221.0
Fixed Indexed Annuities	—	—	16.3	16.3
Derivatives:
Interest rate contracts	—	306.4	—	306.4
Foreign exchange contracts	—	32.4	—	32.4
Credit contracts	—	8.6	12.6	21.2
Total	$—	$347.4	$249.9	$597.3

(1)         Level 3 net assets and liabilities accounted for 0.1% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 0.1%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$646.1	$68.3	$—	$714.4
U.S. government agencies and authorities	—	582.6	—	582.6
U.S. corporate, state and municipalities	—	7,372.7	11.2	7,383.9
Foreign	—	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	—	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	—	1,029.6	—	1,029.6
Other asset-backed securities	—	341.1	247.7	588.8
Equity securities, available-for-sale	172.9	—	27.7	200.6
Derivatives:
Interest rate contracts	3.5	223.3	—	226.8
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	6.7	—	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	—	—	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,288.7	$20,619.4	$572.8	$65,480.9

Liabilities:
Product guarantees	$—	$—	$3.0	$3.0
Fixed Indexed Annuities	—	—	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	—	227.1
Foreign exchange contracts	—	38.5	—	38.5
Credit contracts	—	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)   Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

Transfers in and out of Level 1 and 2

There were no transfers between Level 1 and Level 2 for the year ended December 31, 2011.

During 2010, certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments note. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from the third party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2011 and 2010, except for the Company’s use of commercial pricing services to value certain CMOs

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

which commenced in the first quarter of 2010. Certain CMOs were previously valued using an average of broker quotes when more than one broker quote is provided.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities.  The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and are classified as Level 2 assets.  This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS, and RMBS, including certain CMO assets and subprime RMBS.  During the first quarter of 2011, the market for subprime RMBS had been determined to be active, and as such, these securities are now included in Level 2 of the valuation hierarchy.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2011, $194.9 and $14.7 billion of a total of $19.2 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For certain CMO assets, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are primarily determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. In addition, certain privately placed bonds are valued using broker quotes and internal pricing models and are classified as Level 3 assets. The Company’s internal pricing models utilize the Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the models include, but are not limited to, current market inputs, such as credit loss assumptions, assumed prepayment speeds and business performance.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s 500 Index prices, and London Interbank Offered Rates, or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participants, which have been classified as Level 3.  All other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by U.S. GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for Fixed maturities.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011.

	December 31, 2011
												Change in
	Fair Value	Total realized/unrealized							Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:							in to	out of	as of	(losses) included
	January 1	Net income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$11.2	$(0.3)		$6.7	$19.0	$—	$—	$(43.3)	$135.8	$—	$129.1	$(0.3)
Foreign	11.4	0.5		—	30.9	—	(19.7)	(1.5)	29.9	(0.4)	51.1	(0.8)
Residential mortgage-backed securities	252.5	(3.0)		1.7	57.1	—	(38.5)	(8.1)	5.3	(226.0)	41.0	(0.9)
Other asset-backed securities	247.7	(26.8)		15.8	—	—	(119.7)	(8.7)	—	(80.6)	27.7	(3.5)
Total fixed maturities, including securities pledged	522.8	(29.6)		24.2	107.0	—	(177.9)	(61.6)	171.0	(307.0)	248.9	(5.5)

Equity securities, available for sale	27.7	0.1		0.1	4.3	—	(4.2)	—	—	(9.0)	19.0	—

Derivatives, net	(13.6)	0.8		—	0.2	—	—	—	—	—	(12.6)	0.6

Product guarantees	(3.0)	(212.5	)(1)	—	(5.5)	—	—	—	—	—	(221.0)	—

Fixed Indexed Annuities	(5.6)	(3.6	)(1)	—	(7.1)	—	—	—	—	—	(16.3)	—

Separate Accounts	22.3	—		—	9.8	—	(3.4)	—	—	(12.6)	16.1	0.1

(1)          This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2)          The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3)          For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
								Change in
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	(losses) included
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$—	$—	$—	$—	$11.2	$—	$11.2	$—
Foreign	—	0.1	0.6	2.7	8.0	—	11.4	—
Residential mortgage-backed securities	1,237.9	(23.6)	4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)	93.3	(20.2)	45.2	—	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)	98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)	0.6	13.8	—	(26.1)	27.7	—

Derivatives, net	(48.3)	0.3	—	34.4	—	—	(13.6)	1.8

Product guarantees	(6.0)	9.0 (1)	—	(6.0)	—	—	(3.0)	—

Fixed Indexed Annuities	—	0.3 (1)	—	(5.9)	—	—	(5.6)	—

Separate Accounts	56.3	5.8	—	(57.7)	17.9	—	22.3	1.0

(1)          This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2)          The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3)          For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2011 in Fixed maturities, including securities pledged, are primarily due to the Company’s determination that the market for subprime RMBS securities has become active.  While the valuation methodology has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.  The transfers out of Level 3 during the year ended December 31, 2010 in Fixed maturities, including securities pledged, are primarily due to an increased utilization of vendor valuations for certain CMO assets.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the years ended December 31, 2011 and 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2011 and 2010.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$18,669.1	$18,669.1	$16,974.8	$16,974.8
Fixed maturities, at fair value using the fair value option	511.9	511.9	453.4	453.4
Equity securities, available-for-sale	144.9	144.9	200.6	200.6
Mortgage loans on real estate	2,373.5	2,423.1	1,842.8	1,894.8
Loan-Dutch State obligation	417.0	421.9	539.4	518.7
Policy loans	245.9	245.9	253.0	253.0
Limited partnerships/corporations	510.6	510.6	463.5	493.8
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	958.7	958.7	1,128.8	1,128.8
Derivatives	505.8	505.8	234.2	234.2
Notes receivable from affiliates	175.0	165.2	175.0	177.0
Assets held in separate accounts	45,295.2	45,295.2	46,489.1	46,489.1
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,222.4	1,369.1	1,313.2	1,311.5
Without a fixed maturity	18,410.3	21,739.8	16,902.6	16,971.6
Product guarantees	221.0	221.0	3.0	3.0
Fixed Indexed Annuities	16.3	16.3	5.6	5.6
Derivatives	360.0	360.0	280.3	280.3

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps.  The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contract holder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2011 and 2010.

	2011	2010
Total commercial mortgage loans	$2,374.8	$1,844.1
Collective valuation allowance	(1.3)	(1.3)

Total net commercial mortgage loans	$2,373.5	$1,842.8

As of December 31, 2011, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The collective valuation allowance is determined based on historical loss rates as adjusted by current economic information for all loans that are not determined to have an individually-assessed loss.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The changes in the collective valuation allowance were as follows for the years ended December 31, 2011 and 2010.

	2011	2010
Collective valuation allowance for losses, beginning of year	$1.3	$2.0
Addition to / (release of) allowance for losses	—	(0.7)

Collective valuation allowance for losses, end of year	$1.3	$1.3

The commercial mortgage loan portfolio is the recorded investment, prior to collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2011 and 2010.

	2011(1)	2010(1)
Loan-to-Value Ratio:
0% - 50%	$552.4	$536.4
50% - 60%	771.5	564.6
60% - 70%	908.2	610.1
70% - 80%	125.2	113.9
80% - 90%	17.5	19.1
Total Commercial Mortgage Loans	$2,374.8	$1,844.1

(1)         Balances do not include allowance for mortgage loan credit losses.

	2011(1)	2010(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,600.1	$1,270.0
1.25x - 1.5x	408.1	182.1
1.0x - 1.25x	286.7	191.8
Less than 1.0x	79.9	137.4
Mortgages secured by loans on land or construction loans	—	62.8
Total Commercial Mortgage Loans	$2,374.8	$1,844.1

(1)         Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with substantially all of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2011. As of December 31, 2010 and 2009, there was a $1.0 and $10.3 impairment taken on the mortgage loan portfolio, respectively. As of December 31, 2011, all mortgage loans in the Company’s portfolio were current with respect to principal and interest. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Due to challenges that the economy presents to the commercial mortgage market, effective with the third quarter of 2009, the Company recorded an allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  At December 31, 2011 and 2010, the Company had a $1.3 allowance for mortgage loan credit losses.

All commercial mortgages are evaluated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2011 and 2010.

	2011	2010

Impaired loans without valuation allowances	$5.8	$9.5

Unpaid principal balance of impaired loans	$7.3	$12.0

The following is information regarding impaired loans, restructured loans, loans 90 days or more past due and loans in the process of foreclosure for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009

Impaired loans, average investment during the period	$7.7	$15.3	$10.5
Interest income recognized on impaired loans, on an accrual basis	0.6	0.9	0.6
Interest income recognized on impaired loans, on a cash basis	0.6	1.0	0.4

Loans in foreclosure, at amortized cost	—	—	5.8

For the years ended December 31, 2011 and 2010, there were no Restructured loans, Interest income recognized on restructured loans, Loans 90 days or more past due, interest no longer accruing, at amortized cost, Loans in foreclosure, at amortized cost, and Unpaid principal balance of loans 90 days or more past due, interest no longer accruing.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has high quality, well performing portfolios of commercial mortgage loans and private placements.  Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $13.0 and $12.9, respectively.

During the twelve months ended December 31, 2011, the Company had no loans modified in a troubled debt restructuring with a subsequent payment default.

Derivative Financial Instruments

See the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives.  The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge certain CMO assets held by the Company against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2011 and 2010.

	2011			2010
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	1,000.0	$173.9	$—	7.2	$0.6	$—
Foreign exchange contracts	—	—	—	7.2	—	0.1
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	17,697.7	328.6	306.4	16,737.7	226.2	227.1
Foreign exchange contracts	213.4	0.7	32.4	233.0	0.7	38.4
Equity contracts	—	—	—	3.7	—	—
Credit contracts	548.4	2.6	21.2	641.4	6.7	14.7
Managed custody guarantees(2)	N/A	—	221.0	N/A	—	3.0
Embedded derivatives:
Within retail annuity products(2)	N/A	—	16.3	N/A	—	5.6
Total		$505.8	$597.3		$234.2	$288.9

N/A - Not applicable.

(1)  The fair values are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.

(2)  The fair values are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Derivatives:Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$—	$—
Fair Value hedges:
Interest rate contracts	—	—	—
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	(53.4)	(53.4)	(178.8)
Foreign exchange contracts	(0.7)	7.4	(23.3)
Equity contracts	(0.5)	0.5	(49.0)
Credit contracts	(4.8)	8.9	(16.5)
Managed custody guarantees(2)	1.1	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	(217.2)	5.2	185.4
Total	$(275.5)	$(27.3)	$(48.2)

(1)  Changes in value for effective fair value hedges are recorded in Net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations.

(2)  Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2011, the fair value of credit default swaps of $2.6 and $21.2 was included in Derivatives and Other liabilities,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

respectively, on the Consolidated Balance Sheets. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $518.3 and $625.6, respectively.

4.                                      Deferred Policy Acquisition Costs and Value of Business Acquired

Beginning in the first quarter of 2011, the Company implemented a reversion to the mean technique of estimating its short-term equity market return assumptions. This change in estimate was applied prospectively in first quarter 2011. The reversion to the mean technique is a common industry practice in which DAC and VOBA unlocking for short-term equity returns only occurs if equity market performance falls outside established parameters.

Activity within DAC was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$896.9	$848.2	$1,021.3
Deferrals of commissions and expenses	152.3	142.2	108.2
Amortization:
Amortization	(179.0)	(77.0)	(39.3)
Interest accrued at 4% to 7%	69.5	64.6	58.0
Net amortization included in Consolidated Statements of Operations	(109.5)	(12.4)	18.7
Change in unrealized capital gains/losses on available-for-sale securities	(177.5)	(81.1)	(300.0)
Balance at December 31	$762.2	$896.9	$848.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Balance at January 1	$842.5	$1,045.1	$1,676.7
Deferrals of commissions and expenses	11.4	23.6	40.4
Amortization:
Amortization	(123.9)	(8.7)	(170.5)
Interest accrued at 4% to 7%	78.0	74.3	72.2
Net amortization included in Consolidated Statements of Operations	(45.9)	65.6	(98.3)
Change in unrealized capital gains/losses on available-for-sale securities	(162.5)	(291.8)	(573.7)
Balance at December 31	$645.5	$842.5	$1,045.1

The estimated amount of VOBA amortization expense, net of interest, is $42.4, $56.4, $55.5, $56.0, and $55.1, for the years 2012, 2013, 2014, 2015, and 2016, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                      Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.  Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2011, ILIAC did not pay any dividends on its common stock to its Parent.  During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the year ended December 31, 2009, ILIAC did not pay any dividends on its common stock to its Parent. On December 22, 2011 and October 30, 2010, IFA paid a $65.0 and $60.0, respectively, dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent. During the year ended December 31, 2010, ILIAC did not receive any capital contributions from is Parent. On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $365.0 was contributed to the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $194.4, $66.0, and $271.6,  for the years ended December 31, 2011, 2010, and 2009, respectively.  Statutory capital and surplus was $1.9 billion and $1.7 billion as of December 31, 2011 and 2010, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective for December 31, 2009, the Company adopted Actuarial Guideline 43, Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34, Death Benefits and AG39, Living Benefits) with a stochastic principles-based methodology (AG43) for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after January 1, 1981. Variable payout annuity contracts are also subject to AG43. There is no cumulative effect of adopting AG43. Reserves calculated using AG43 were higher than reserves calculated under AG34 and AG39 by $69.1 at December 31, 2010. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG43 and AG39, the Company may request a grade-in period, not to exceed three years, from the domiciliary commissioner. The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis at December 31, 2009 and one-third of the difference subtracted from the new basis at December 31, 2010 and the remaining third recorded in 2011.  The Company did elect the grade-in provision.  The reserves at December 31, 2011 reflect the full impact of adoption of AG43.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized.  To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge was required to be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $86.7 and $68.9 as of December 31, 2011 and 2010, respectively.  This adoption had no impact on total liabilities or net income.

6.                                      Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2011, the account value for the separate account contracts with guaranteed minimum benefits was $7.9 billion. The additional liability recognized related to minimum guarantees was $5.4. As of December 31, 2010, the account value for the separate account contracts with guaranteed minimum benefits was $6.1 billion. The additional liability recognized related to minimum guarantees was $4.4.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2011 and 2010, was $7.9 billion and $6.1 billion, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

7.                                      Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Current tax expense (benefit):
Federal	$60.3	$73.2	$27.5
State	—	—	(0.9)
Total current tax expense	60.3	73.2	26.6
Deferred tax expense (benefit):
Federal	(56.5)	67.6	23.0
Total deferred tax expense (benefit)	(56.5)	67.6	23.0
Total income tax expense	$3.8	$140.8	$49.6

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Income before income taxes	$340.4	$577.7	$403.5
Tax rate	35.0%	35.0%	35.0%
Income tax expense at federal statutory rate	119.1	202.2	141.2
Tax effect of:
Dividend received deduction	(37.0)	(23.3)	(2.6)
Tax valuation allowance	(87.0)	(13.7)	(92.2)
State audit settlement	—	—	(1.2)
IRS audit settlement	3.7	(26.8)	(0.1)
State tax expense	—	0.6	0.1
Other	5.0	1.8	4.4
Income tax expense	$3.8	$140.8	$49.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2011 and 2010, are presented below.

	2011	2010
Deferred tax assets:
Insurance reserves	$269.6	$187.1
Investments	89.2	112.5
Postemployment benefits	97.1	83.7
Compensation	22.9	45.9
Other	22.5	22.1
Total gross assets before valuation allowance	501.3	451.3
Less: valuation allowance	(11.1)	(120.1)
Assets, net of valuation allowance	490.2	331.2
Deferred tax liabilities:
Net unrealized gain	(288.2)	(71.9)
Value of business acquired	(398.4)	(410.5)
Deferred policy acquisition costs	(326.5)	(315.7)
Total gross liabilities	(1,013.1)	(798.1)
Net deferred income tax liability	$(522.9)	$(466.9)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. At December 31, 2011, the Company did not have a tax valuation allowance related to realized and unrealized capital losses. At December 31, 2010, the Company had a tax valuation allowance of $109.0 related to realized and unrealized capital losses.  As of December 31, 2011 and 2010, the Company had full tax valuation allowances of $11.1 related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(22.0), $(68.7), and $(38.3) for the years ended December 31, 2011, 2010, and 2009, respectively.

Tax Sharing Agreement

The Company had a payable to ING AIH of $1.3 and $49.3 for federal income taxes as of December 31, 2011 and 2010, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company’s operations are included in the consolidated tax return of ING AIH.  Generally, the Company’s consolidated financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

sharing agreement. The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Balance at beginning of period	$23.0	$12.8
Additions for tax positions related to prior years	4.5	36.2
Reductions for tax positions related to prior years	(4.5)	(25.8)
Reductions for settlements with taxing authorities	(23.0)	(0.2)

Balance at end of period	$—	$23.0

The Company had no unrecognized tax benefits as of December 31, 2011 and 2010, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2011 and 2010. The decrease during the tax period ended December 31, 2011 is primarily related to the settlement of the 2009 federal audit.

Tax Regulatory Matters

In March 2011, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2009.  In the provision for the year ended December 31, 2011, the Company reflected an increase in the tax expense based on the results of the IRS examination and monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s position.

The Company is currently under audit by the IRS for tax years 2010 through 2012, and it is expected that the examination of tax year 2010 will be finalized within the next twelve months.  The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the tax years 2010 through 2012.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

8.                                      Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008.  The Retirement Plan was also amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

Beginning January 1, 2012, the Retirement Plan will use a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $24.6, $27.2, and $22.3 for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $9.8, $10.7, and $8.9, for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective December 31, 2011, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2011 and 2010.

	2011	2010
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$96.8	$90.2
Interest cost	5.0	5.1
Benefits paid	(8.4)	(10.1)
Actuarial gain on obligation	18.4	11.6
Plan adjustments	(8.8)	—
Curtailments or settlements	(4.3)	—
Projected benefit obligation, December 31	$98.7	$96.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$—	$—

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2011	2010
Accrued benefit cost	$(98.7)	$(96.8)
Accumulated other comprehensive income	34.0	30.0

Net amount recognized	$(64.7)	$(66.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2011 and 2010 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2011	2010
Discount rate at end of period	4.75%	5.50%
Rate of compensation increase	3.00%	3.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.75% was the appropriate discount rate as of December 31, 2011, to calculate the Company’s accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2011	2010	2009
Discount rate	5.50%	6.00%	6.00%
Rate of increase in compensation levels	3.00%	3.00%	1.50%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2011, 2010, and 2009, were as follows:

	2011	2010	2009
Interest cost	$5.0	$5.1	$5.3
Net actuarial loss recognized in the year	3.4	2.6	2.1
Unrecognized past service cost recognized in the year	—	0.1	0.1
The effect of any curtailment or settlement	2.2	—	0.1
Net periodic benefit cost	$10.6	$7.8	$7.6

Cash Flows

In 2012, the employer is expected to contribute $8.8 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2012 through 2016, and thereafter through 2021, are estimated to be $8.8, $7.9, $6.9, $5.7, $5.3, and $26.5, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EUR 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.1, $3.4, and $3.7 for the years ended December 31, 2011, 2010, and 2009, respectively, primarily related to leo.

The Company recognized tax benefits of $0.8, $0.7, and $0.1 in 2011, 2010, and 2009, respectively, and $0.3 , $0.1, and $0.1, respectively, are related to leo.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•                              The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•                              The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•                              The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•                              Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•                              The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•                              The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2011, 2010, and 2009, were $9.9, $11.9, and $12.1, respectively.

9.                                      Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•                              Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management.  For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $22.8, $23.7, and $35.9, respectively.

•                              Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $180.6, $209.7, and $140.2, respectively.

•                              Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2011, 2010, and 2009, net expenses related to the agreement were incurred in the amount of $29.8, $53.3, and $26.3, respectively.

•                              Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC.  For the years ended December 31, 2011, 2010, and 2009, ILIAC’s net earnings related to the agreement were in the amount of $8.4, $2.2, and $7.8, respectively.

•                              Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products.  For the years ended December 31, 2011 and 2010, revenue under the IIM intercompany agreement was $24.7 and $24.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•                              Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products.  In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2011, 2010, and 2009, commissions were collected in the amount of $218.3, $220.0, and $275.3.  Such commissions are, in turn, paid to broker-dealers.

•                              Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party.  For the year ended December 31, 2011 and 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $207.9 and $204.5, respectively.

•                              Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee.  This service agreement was terminated as of January 1, 2010.  For the year ended December 31, 2009, expenses were incurred under this service agreement in the amount of $123.2.

•                              Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee.  For the years ended December 31, 2011, 2010, and 2009, expenses were incurred under this service agreement in the amount of $3.2, $3.3, and $1.2, respectively.

•                              Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $23.3, $19.8, and $12.5, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $103.2, $246.1, and $212.3, (excludes fees paid to ING Investment Management Co.) in 2011, 2010, and 2009, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2011, 2010, and 2009, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $323.2, $314.3, and $270.0, respectively. At December 31, 2011 and 2010, DSL had $22.9 and $25.1, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2011, 2010, and 2001, and earned interest income of $1.3, $0.9, and $1.0, for the years ended December 31, 2011, 2010, and 2009, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2011 and 2010, the Company had an outstanding receivable of $648.0 and $304.1, respectively, with ING AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2011, 2010, and 2009.

Illiquid Assets Back-Up Facility

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on the Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS.  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING U.S. insurance with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the Dutch State participates in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

made with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for U.S. GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital losses on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital losses on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the EC in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remain unaltered and the additional payments are not borne by the Company or any other ING U.S. subsidiaries.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA operates exclusively as a wholesale broker-dealer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.                               Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2011 and 2010, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions note to these Consolidated Financial Statements.

11.                               Reinsurance

At December 31, 2011, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2011, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.3 and $11.5 were maintained for this contract as of December 31, 2011 and 2010, respectively.

Reinsurance ceded in force for life mortality risks were $16.2 billion and $17.4 billion at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, net receivables were comprised of the following:

	2011	2010
Claims recoverable from reinsurers	$2,276.3	$2,356.0
Reinsured amounts due to reinsurers	(0.3)	0.4
Other	0.3	(0.5)
Total	$2,276.3	$2,355.9

Premiums were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Premiums:
Direct premiums	$34.0	$67.6	$35.2
Reinsurance assumed	0.1	—	0.1
Reinsurance ceded	(0.2)	(0.3)	(0.3)
Net premiums	$33.9	$67.3	$35.0

12.                               Commitments and Contingent Liabilities

Leases

All of the Company’s expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2011, 2010, and 2009, rent expense for leases was $5.0, $4.0, and $5.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2011 and 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $536.4 and $336.3, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2011 and 2010, the Company held $110.0 and $4.7, of cash collateral, respectively, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2011 and 2010, the Company delivered collateral of $77.9 and $93.8, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry.  These currently include an inquiry regarding the Company’s policy for correcting errors made in processing trades for ERISA plans or

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

plan participants.  Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                               Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$1,518.7	$933.8	$133.4
Equity securities, available-for-sale	13.1	21.0	12.8
Derivatives	173.7	0.5	—
DAC/VOBA adjustment on available-for-sale securities	(801.7)	(461.7)	(88.8)
Sales inducements adjustment on available-for-sale securities	—	(0.3)	0.2
Premium deficiency reserve adjustment	(64.8)	(61.0)	—
Other investments	—	0.1	—
Unrealized capital gains, before tax	839.0	432.4	57.6
Deferred income tax asset / liability	(233.0)	(114.4)	(63.9)
Unrealized capital gains, after tax	606.0	318.0	(6.3)
Pension and other post-employment benefits liability, net of tax	(15.7)	(13.5)	(8.7)
Accumulated other comprehensive income (loss)	$590.3	$304.5	$(15.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$563.6	$813.1	$1,734.4
Equity securities, available-for-sale	(7.9)	8.2	20.2
Derivatives	173.2	0.5	—
DAC/VOBA adjustment on available-for-sale securities	(340.0)	(372.9)	(873.7)
Sales inducements adjustment on available-for-sale securities	0.3	(0.5)	(2.2)
Premium deficiency reserve adjustment	(3.8)	(61.0)	—
Other investments	(0.1)	0.1	0.3
Change in unrealized gains on securities, before tax	385.3	387.5	879.0
Deferred income tax asset/liability	(111.1)	(54.9)	(239.1)
Change in unrealized gains on securities, after tax	274.2	332.6	639.9

Change in other-than-temporary impairment losses, before tax	21.3	(12.7)	(46.7)
Deferred income tax asset/liability	(7.5)	4.4	16.3
Change in other-than-temporary impairment losses, after tax	13.8	(8.3)	(30.4)

Pension and other post-employment benefit liability, before tax	(3.4)	(7.4)	13.5
Deferred income tax asset/liability	1.2	2.6	(4.2)
Pension and other post-employment benefit liability, after tax	(2.2)	(4.8)	9.3

Net change in unrealized gains, after tax	$285.8	$319.5	$618.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital holding gains arising during the period(1)	$344.5	$284.8	$587.5
Reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	(78.5)	(29.2)	(16.3)
Change in deferred tax asset valuation allowance	22.0	68.7	38.3
Net change in unrealized capital gains on securities	$288.0	$324.3	$609.5

(1)         Pretax unrealized capital holding gains (losses) arising during the year were $526.8, $417.6, and $856.4, for the years ended December 31, 2011, 2010, and 2009, respectively.

(2)         Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $120.0, $42.8, and $23.7, for the years ended December 31, 2011, 2010, and 2009, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are generally determined by FIFO methodology.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2011	First	Second	Third	Fourth
Total revenue	$594.0	$632.0	$538.1	$544.9
Income (loss) before income taxes	170.9	162.3	(26.2)	33.4
Income tax expense (benefit)	84.2	43.6	(108.0)	(16.0)
Net income	$86.7	$118.7	$81.8	$49.4

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

Form No. SAI.01107-12	ILIAC Ed. April 2012

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of Variable Annuity Account C:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2011
	-	Statements of Operations for the year ended December 31, 2011
	-	Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
	-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
	-	Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2011 and 2010
	-	Consolidated Statements of Operations for the years ended December 31,
2011, 2010 and 2009
	-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2011, 2010, and 2009
	-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2011, 2010, and 2009
	-	Consolidated Statements of Cash Flows for the years ended December 31,
2011, 2010 and 2009
	-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
(2)		Not applicable
(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11,
2011.
(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.8)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA(12/99) and
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 14, 2004.
(4.9)	Statement of Variability to Contract G-CDA(12/99) and Certificate C-CDA(12/99) ·
Incorporated by reference to Post-Effective Amendment No. 37 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.10)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.11)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.12)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.13)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.14)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.15)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.16)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.17)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.18)	Variable Annuity Contract (G-CDA-IA(RP)) · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
75986), as filed on April 12, 1996.
(4.19)	Variable Annuity Contract Certificate (GTCC-IA(RP)) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 4, 1999.
(4.20)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) · Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 12, 1996.
(4.21)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.22)	Variable Annuity Contract Certificate (GTCC-HF) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75980), as filed on February 12, 1997.
(4.23)	Variable Annuity Contract Certificate (GDCC-HF) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.

(4.24)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on April 22, 1996.
(4.25)	Variable Annuity Contract Certificate (GTCC-HD) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 4, 1999.
(4.26)	Variable Annuity Contract Certificate (GDCC-HD) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.27)	Variable Annuity Contract (GID-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.28)	Variable Annuity Contract (GLID-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.29)	Variable Annuity Contract (GSD-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.30)	Variable Annuity Contract (G-CDA-HD(XC)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.31)	Variable Annuity Contract Certificate (GDCC-HO) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.32)	Variable Annuity Contract Certificate (GDCC-HD(XC)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.33)	Variable Annuity Contract Certificate (GTCC-HD(XC)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.34)	Variable Annuity Contract Certificate (GTCC-HO) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.35)	Variable Annuity Contract Certificate (GTCC-96(ORP)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.36)	Variable Annuity Contract (G-CDA-96(ORP)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.37)	Variable Annuity Contract Certificate (GTCC-96(TORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.

(4.38)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(4.39)	Variable Annuity Contract Certificate (GTCC-IB(AORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(4.40)	Variable Annuity Contract (GST-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.41)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.42)	Variable Annuity Contract (G-CDA-IB(ATORP)) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
033-91846), as filed on April 15, 1996.
(4.43)	Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate
(GTCC-95(TORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15,
1996.
(4.44)	Variable Annuity Contract (G-CDA-IB(AORP)) · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-
91846), as filed on April 15, 1996.
(4.45)	Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate
(GTCC-95(ORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15,
1996.
(4.46)	Variable Annuity Contract (G-CDA-96(TORP)) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
91846), as filed on August 6, 1996.
(4.47)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.48)	Variable Annuity Contract (GIT-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.49)	Variable Annuity Contract (GLIT-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.50)	Variable Annuity Contract (I-CDA-98(ORP)) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.

(4.51)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.52)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.53)	Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95 · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 033-91846), as filed on August 6, 1996.
(4.54)	Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 10 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on July 22, 1998.
(4.55)	Endorsement (E1OMNI97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.56)	Endorsement (E2OMNI97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.57)	Endorsement (E1FXPL97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.58)	Endorsement (E1FXPY97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.59)	Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.60)	Endorsement (EINRP97) to Contract A001RP95 · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.61)	Endorsement (EINRV97) to Contract A020RV95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.62)	Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95 · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-
4 (File No. 033-75964), as filed on July 29, 1997.
(4.63)	Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 7, 1998.
(4.64)	Endorsement (EINRV98) to Contract A020RV95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.

(4.65)	Endorsement (EINRP98) to Contract A001RP95 · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.66)	Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-75986), as filed on April 12, 1996.
(4.67)	Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30,
1996.
(4.68)	Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-
CDA-IA(RP) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75986), as filed on April 11,
1997.
(4.69)	Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on September 10, 1998.
(4.70)	Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and
A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
(4.71)	Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate
GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15,
1998.
(4.72)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO, and GST-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on July 29, 1997.
(4.73)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF · Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-
4 (File No. 033-75982), as filed on April 13, 1998.
(4.74)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,
GID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as
filed on April 13, 1998.
(4.75)	Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on April 22, 1996.

(4.76)	Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.
(4.77)	Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF · Incorporated
by reference to Post-Effective Amendment No. 3 to Registration Statement on Form
N-4 (File No. 033-88720), as filed on June 28, 1996.
(4.78)	Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on February 21, 1997.
(4.79)	Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-
CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP) ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(4.80)	Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract
IA-CDA-IA · Incorporated by reference to Post Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30,
1996.
(4.81)	Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.
(4.82)	Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-
CDA-HO · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11,
1997.
(4.83)	Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
GST-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.
(4.84)	Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.85)	Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO,
GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,
I-CDA-HD(XC), G-CDA-IB(ATORP), G-CDA-IB(TORP),
G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and
Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),
GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
GDCC-HD(XC) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
(have contracts check highlighted contracts/certificates – not in original filing reference)

(4.86)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.87)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.88)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(4.89)	Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on August 29, 2002.
(4.90)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.91)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(4.92)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and
Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 10, 2002.
(4.93)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.94)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.

(4.95)	Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 45 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13,
2007.
(4.96)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.97)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.
(4.98)	Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-
CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-
96(ORP), G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and I-
CDA-98(ORP) and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-
IA(RP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and
A027RV95 · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.99)	Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.100)	Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.101)	Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.102)	Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.103)	Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD, GIT-CDA-HO
· Incorporated by reference to Post-Effective Amendment No. 37 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.104)	Variable Annuity Contract Schedule I (A001RP95(1/98)) · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on July 29, 1997.
(4.105)	Variable Annuity Contract Schedule I (A020RV95(1/98)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-
4 (File No. 033-75964), as filed on July 29, 1997.
(4.106)	Roth Endorsement – E-R403B-05 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.

(4.107)	Roth Endorsement - E-R401K-06 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.
(4.108)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF and Certificates GTCC-HO, GTCC-HD and GTCC-HF
· Incorporated by reference to Post-Effective Amendment No. 45 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.
(4.109)	Endorsement E-SDO-06 to Contracts G-CDA-HD, G,CDA-HF,
GSD-CDA-HO, GLID-CDA-HO and GID-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 16, 2007.
(4.110)	Endorsement E-TPA-08 Contract G-CDA (12/99) and Certificate C-CDA (12/99) ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.
(4.111)	Endorsement E-403bR-09 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA,
GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-
CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 15, 2009.
(4.112)	Endorsement E-403bTERM-08 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA,
GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-
CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 15, 2009.
(4.113)	Endorsement E-LIF-10(XC) to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 59 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15,
2011.
(4.114)	Endorsement E-DOMA-10 to Contracts G-CDA-99(NY) and G-CDA-01(NY) and
Certificates C-CDA-99(NY) and C–CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 15, 2011.

(4.115)	Endorsement E-RO457-11 to Contracts G-CDA (12/99), GLID-CDA-HO, GSD-
CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate C-CDA (12/99) ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(4.116)	Variable Annuity Contract G-CDA-10 · Incorporated by reference to Post-Effective
Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on September 17, 2010.
(4.117)	Variable Annuity Contract Certificate C-CDA-10 · Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No.
333-109860), as filed on September 17, 2010.
(5.1)	Variable Annuity Contract Application (155634 (07/10)) · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-167680), as filed on February 11, 2011.
(5.2)	Variable Annuity Contract Application (710.00.16H(11/97)) · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1
(File No. 033-60477), as filed on April 15, 1996.
(5.3)	Variable Annuity Contract Application (710.00.16H(NY)(05/02)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 10, 2002.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.

(7)	Not applicable

(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds (renamed Invesco Equity Funds), AIM Distributors, Inc. (renamed
Invesco Distributors, Inc.), and Aetna Life Insurance and Annuity Company
(renamed ING Life Insurance and Annuity Company) and amended on January 1,
2003 · Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-105479), as filed on May 22, 2003, and by reference to Post-Effective
Amendment No. 2 (File No. 333-105479), as filed on April 21, 2004.
(8.2)	(Retail) Second Amendment dated March 31, 2011 to Participation Agreement dated as of October 1, 2000 by and among ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York
and Invesco Distributors, Inc. (f/k/a A I M Distributors, Inc.) and amended on
January 1, 2003 · Incorporated by reference to Post-Effective Amendment No. 59 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.3)	(Retail) Third Amendment dated January 1, 2012 to Participation Agreement dated as of October 1, 2000 by and among ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York
and Invesco Distributors, Inc. (f/k/a A I M Distributors, Inc.) and amended on
January 1, 2003 and March 31, 2011 · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 3, 2012.
(8.4)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc. (renamed Invesco Variable Insurance Funds, Inc.), A I M
Distributors, Inc. (renamed Invesco Distributors, Inc.) and Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company) and amended on October 1, 2000, November 17, 2000 and July 12, 2002 · Incorporated
by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Post-
Effective Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13. 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. and amended on October 1, 2000 ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Pre-Effective Amendment No. 1 (File No. 333-49176), as filed on
November 30, 2000.
(8.6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.7)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated and amended on February 5, 2009 and October 1, 2009 · Incorporated
by reference to Post-Effective Amendment No. 54 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-
Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.8)	(Retail) Third Amendment dated July 8, 2011 to the Amended and Restated Selling and Services Agreement and Participation Agreement dated as of May 1, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLP, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated and amended on February 5, 2009 and October 1, 2009 · Incorporated

by reference to Post-Effective Amendment No. 59 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.9)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.10)	(Retail) Selling and Services Agreement and Fund Participation Agreement between
ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc.
(Amana Funds) · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.11)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.
(8.12)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. and amended on November 7, 2003,
October 1, 2004 and April 1, 2007 · Incorporated by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 13, 2000, and by reference to Post-Effective Amendment No. 37
(File No. 033-75962), as filed on April 13, 2004, and by reference to Post-Effective
Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on
April 11, 2008.
(8.13)	(Retail) Novation Agreement dated February 16, 2010 to Fund Participation
Agreement dated as of July 1, 2000 between American Century Investment Services,
Inc., American Century Services, LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 59 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.14)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.15)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company and amended on January 3, 2006, November 1, 2006,
February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1,
2010 and February 1, 2011 · Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005, and by reference to Post-Effective Amendment No. 47 (File No.
033-75962), as filed on November 21, 2006, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on
November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No.
033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment
No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-
Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.
(8.16)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.17)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.18)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.
(8.19)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.20)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company and amended on October 1, 2000, May 1, 2002 and January 1,
2009 · Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on
April 15, 2009.
(8.21)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.
(8.22)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC and amended on February 4, 2009 · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 11, 2008, and by reference to Post-Effective
Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009.
(8.23)	(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership,
Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment
Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.
(8.24)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.25)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 19, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset
Management, LLC, Aston Funds and PFPC Distributors, Inc. · Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as
filed on June 22, 2010.

(8.26)	Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston
Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8,
2010.
(8.27)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. and amended on July 21, 2010 ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on
December 3, 2010.
(8.28)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.29)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.30)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 19, 1998.
(8.31)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.32)	Selling and Services Agreement and Fund Participation Agreement dated November
5, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC, Cohen & Steers Securities, LLC
and Cohen & Steers Capital Management, Inc. · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
134760), as filed on April 11, 2011.
(8.33)	Rule 22c-2 Agreement dated November 4, 2010 among Cohen & Steers Securities,
LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
134760), as filed on April 11, 2011.
(8.34)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V and amended on June 26, 2009 · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 18, 2009.
(8.35)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.36)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC and
amended on April 1, 2005 and April 1, 2006 · Incorporated by reference to Post-
Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004, and by reference to Post-Effective Amendment
No. 47 (File No. 033-75962), as filed on November 21, 2006.
(8.37)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.

(8.38)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.39)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. and amended on June
5, 2007 · Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1,
2007, and by reference to Pre-Effective Amendment No. 1 (File No. 333-139695), as
filed on July 6, 2007.
(8.40)	Amendment No. 2 dated November 17, 2011 to Amended and Restated Participation
Agreement dated December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. and amended on June 5, 2007 · Incorporated by reference to
Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 3, 2012.
(8.41)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.42)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 3, 2012.

(8.43)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.44)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company and amended on November 13,
2000, February 1, 2002, May 1, 2004 and July 1, 2010 · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004, and by reference to Pre-Effective
Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on
December 3, 2010.
(8.45)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-134760), as filed on July 27, 2007.
(8.46)	Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008 by and between ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC and
amended on April 14, 2009, March 1, 2010 and December 2, 2010 · Incorporated by
reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 8, 2010, and by reference to Post-Effective
Amendment No. 57 (File No. 333-01107), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 59 (File No. 333-01107), as filed on April 15,
2011.
(8.47)	Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford
Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and
Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on
behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.),
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 8, 2010.

(8.48)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed ING Investors Trust effective May 1,
2003) and Directed Services, Inc. and amended on October 9, 2006 · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-
1A (File No. 033-23512), as filed on August 1, 2003, and by reference to Post-
Effective Amendment No. 47 (File No. 033-75962), as filed on November 21, 2006.
(8.49)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc. (renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company effective
May 1, 2002) and Aetna Investment Services, LLC and amended on March 5, 2002,
May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-
75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-
81216), as filed on April 11, 2006, and by reference to Initial Registration (File No.
333-134760), as filed on June 6, 2006.
(8.50)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. (renamed ING Partners, Inc. effective May 1,
2002) and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company effective May 1, 2002) and amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and April 28, 2006 ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 30 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No.28 (File No. 033-
75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment
No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial
Registration Statement (File No. 333-134760), as filed on June 6, 2006.

(8.51)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. and amended on November 9, 1998, December 31, 1999, February
11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on
June 8, 1998, and by reference to Post-Effective Amendment No. 2 (File No. 333-
56297), as filed on December 14, 1998, and by reference to Post-Effective
Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on
April 4. 2000, and by reference to Post-Effective Amendment No. 24 (File No. 333-
01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment
No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.52)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series and amended on November 4,
1998, February 11, 2000, May 1, 2000 and June 26, 2001 · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998, and by reference to Post-Effective Amendment No. 2 (File No. 333-56297), as
filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20
(File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective
Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.53)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust (renamed ING Variable Products Trust), Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company) and ING
Pilgrim Securities, Inc. and amended on August 30, 2002 · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on July 13, 2001, and by reference to Post-Effective
Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003.
(8.54)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.55)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna
Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.

(8.56)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna
Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective Amendment
No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 8, 2008.
(8.57)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.58)	Fund Participation Agreement effective December 8, 1997 among Janus Aspen
Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation
and amended on October 12, 1998, December 1, 1999 and August 1, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997, and by reference to Post-Effective Amendment No. 2 (File No. 333-56297), as filed on
December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No.
333-01107), as filed on February 16, 2000, and by reference to Post-Effective
Amendment No. 22 (File No. 333-01107), as filed on August 14, 2000.
(8.59)	Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.
(8.60)	Service Agreement effective December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company and amended on August 1, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997, and by reference to Post-Effective Amendment No. 22 (File No. 333-01107), as filed on
August 14, 2000.
(8.61)	Distribution and Shareholder Services Agreement – Service Shares of Janus Aspen
Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 14, 2000.

(8.62)	Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.
(8.63)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management
LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Security Life of Denver Insurance
Company and amended on December 21, 2009 · Incorporated by reference to Post-
Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008, and by reference to Post-Effective
Amendment No. 57 (File No. 333-01107), as filed on April 8, 2010.
(8.64)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of February 7, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Quasar Distributors, LLC , and Luther King Capital
Management Corporation · Incorporated by reference to Post-Effective Amendment
No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 20, 2006.
(8.65)	Rule 22c-2 Agreement dated March 23, 2007 and is effective October 16, 2007 between Quasar Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.66)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12,
2007.
(8.67)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrator Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(8.68)	(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
(renamed ING Life Insurance and Annuity Company) and Loomis Sayles
Distributors, L.P. and amended on March 13, 2009 · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 11, 2008, and by reference to Post-Effective
Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009.
(8.69)	(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.70)	(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to
Selling and Services Agreement dated April 30, 2001 between Aetna Investment
Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles
Distributors, L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.71)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrator Inc. · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
130822), as filed on April 11, 2008.
(8.72)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on April
30, 2009 (effective as of May 1, 2005) · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56
(File No. 333-01107), as filed on December 18, 2009.
(8.73)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of
May 1, 2005) · Incorporated by reference to Post-Effective Amendment No. 27 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26,
2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107),
as filed on December 18, 2009.

(8.74)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.75)	Selling and Services Agreement and Fund Participation Agreement as of October 22,
2009 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman
Management LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009.
(8.76)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.77)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. and amended on December 1, 1999, May 1, 2004 and
August 15, 2007 · Incorporated by reference to Post-Effective Amendment No. 27 to
Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16,
1997, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39
(File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.
(8.78)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997.
(8.79)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.80)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of

New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.81)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 by and among ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds
Series Trust I and ALPS Distributors, Inc. and amended on June 4, 2010 ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on
December 16, 2011.
(8.82)	Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc.,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.83)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company
of New York · Incorporated by reference to Post-Effective Amendment No. 14 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 3,
2012.
(8.84)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC (renamed Allianz Global Investors Distributors LLC)
and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51
(File No. 333-01107), as filed on May 23, 2008.
(8.85)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company (Administrative) and amended on August 15, 2007 ·
Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on
May 23, 2008.

(8.86)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company and amended on August 15, 2007 ·
Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on
May 23, 2008.
(8.87)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC (renamed Allianz
Global Investors Distributors LLC) and amended on December 31, 2003, July 1,
2005, October 1, 2008 and March 10, 2009 · Incorporated by reference to Post-
Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment
No. 55 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-
Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.88)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.89)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. and
amended on May 1, 2004 and August 15, 2007 · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment
No. 40 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-
Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.
(8.90)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(8.91)	Selling and Services Agreement and Fund Participation Agreement dated January 17,
2011 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment
Management Company · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(8.92)	Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Life Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on February 11, 2011.
(8.93)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. and amended on April
1, 2008 and February 18, 2009 · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as
filed on April 11, 2008, and by reference to Post-Effective Amendment No. 11 (File
No. 333-109860), as filed on December 15, 2008, and by reference to Post-Effective
Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009.
(8.94)	Third Amendment dated March 21, 2011 to the Selling and Services Agreement and
Participation Agreement dated September 26, 2005 by and among Columbia
Management Investment Distributors, Inc., Columbia Management Investment
Services Corp., ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC and ING Financial Advisers, LLC as amended on April 1, 2008 and
February 18, 2009 · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.
(8.95)	Fourth Amendment dated August 11, 2011 to the Selling and Services Agreement and Participation Agreement dated September 26, 2005 by and among Columbia
Management Investment Distributors, Inc., Columbia Management Investment
Services Corp., ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC and ING Financial Advisers, LLC as amended on April 1, 2008,
February 18, 2009 and March 21, 2011· Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as
filed on April 3, 2012.

(8.96)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company and amended on May 7, 2007 ·
Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 53 (File No. 333-01107), as filed on
August 18, 2008.
(8.97)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.98)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.99)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between
Columbia Management Investment Services Corp., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.
(8.100)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8,
2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-105479), as filed on April 12, 2007.
(8.101)	(Retail) Participation Agreement dated August 19, 2002 by and among Strong
Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity
Company and amended on October 30, 2006, August 1, 2007 and April 1, 2008 ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on
April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No. 333-
105479), as filed on April 9, 2010.

(8.102)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April
11, 2008.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands
Mary (Maliz) E. Beams	One Orange Way	Director and President
Windsor, CT 06095-4774
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Robert G. Leary	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Depositor

Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
Ida I. Colón-Perez	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer
Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver
Insurance Company (File No. 333-147534), as filed with the Securities and Exchange
Commission on April 3, 2012.

Item 27. Number of Contract Owners

As of February 29, 2012, there were 638,867 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account
(a separate account of RLIC registered as a unit investment trust under the 1940 Act) (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774
Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309
Carol Stern	4550 North Park Avenue	Director
Chevy Chase, MD 20815
Ida I. Colón-Perez	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774
Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
William S. Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033
M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661
Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774
Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Underwriter

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry Eidex	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$56,593,822.08
Advisers, LLC

*		Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2011.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW,
Atlanta, Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 10th day of April, 2012.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 60 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Mary (Maliz) E. Beams*	Director and President		)
Mary (Maliz) E. Beams	(principal executive officer))
)
Patrick G. Flynn*	Director and Chairman		) April
Patrick G. Flynn		)	10, 2012
)
Donald W. Britton*	Director		)
Donald W. Britton			)
)
Alain M. Karaoglan*	Director		)
Alain M. Karaoglan			)
)
Robert G. Leary*	Director		)
Robert G. Leary			)
)

Rodney O. Martin*	Director	)
Rodney O. Martin		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

		VARIABLE ANNUITY ACCOUNT C
		EXHIBIT INDEX
Exhibit No.		Exhibit
24	(b)(9)	Opinion and Consent of Counsel	_______

24(b)	(10)	Consent of Independent Registered Public Accounting Firm	_______

24(b)	(13)	Powers of Attorney	_______